UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-22304

Old Mutual Global Shares Trust

(Exact name of registrant as specified in charter)

10 High Street, Suite 302, Boston, Massachusetts  02110
(Address of principal executive offices)                    (Zip code)

Eric G. Woodbury, Esq.
10 High Street, Suite 302
Boston, Massachusetts  02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 857-284-1500

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and Rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

GlobalShares FTSE All-World Fund

POLY (HONG KONG) INVESTMENTS LTD
Security	Y70620102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	12-Apr-2010
ISIN	HK0119000674	Agenda		702278703 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	Receive the audited financial statements and the reports of the Directors and Auditor for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend	Management	For	For
3.A	Re-elect Mr. Xue Ming as a Director	Management	For	For
3.B	Re-elect Mr. Ye Li Wen as a Director	Management	For	For
3.C	Re-elect Mr. Chan Tak Chi, William as a Director	Management	For	For
3.D	Re-elect Mr. Choy Shu Kwan as a Director	Management	For	For
3.E	Authorize the Board of Directors to fix the remuneration of the Directors	Management	For	For
4	Appointment of the Auditor and authorize the Board of Directors to fix their	Management	For	For
5.A
Authorize the Directors of the Company,  a  subject to Paragraph
c  below, during the Relevant Period  as specified  of all the powers of the Company to allot, issue and deal with additional shares in the capital of the Company and to make or grant offers, agreements and options which might require the exercise of such powers;  b  the approval in Paragraph  a  above, to make or grant offers, agreements and options which might require the exercise of such powers after the end of the Relevant Period;  c  the aggregate nominal amount of the share capital allotted or agreed conditionally or unconditionally to be allotted  whether pursuant to an option or otherwise  by the Directors of the Company pursuant to the approval in Paragraph  a  above, otherwise than pursuant to a rights issue  as specified  CONTD
		Management	For	For
-
CONTD or the exercise of any option under the Share Option
Scheme of the-Company, shall not exceed 20% of the aggregate nominal amount of the share-capital of the Company in issue at the date of passing this resolution and-the said approval shall be limited accordingly; and  Authority expires the-earlier of the conclusion of the next AGM or the expiration of the period-within which the next AGM of the Company is required by the Articles of-
Association of the  Company or by any applicable laws to be held
Non-Voting
5.B
Authorize the Directors of the Company,  a  subject to Paragraph
b  below, during the Relevant Period  as specified  of all the powers of the Company to purchase its own shares of HKD 0.50 each  the "Shares" , subject to and in accordance with all
applicable laws and the requirements of the Rules Governing the
Listing of Securities on The Stock Exchange of Hong Kong
Limited;  b  the aggregate nominal amount of the Shares to be purchased by the Company pursuant to the approval in Paragraph a  above during the Relevant Period shall not exceed 10% of the
		Management	For	For

aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution and the said approval shall be limited accordingly; and  Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM of the Company is required by the
Articles of Association of the  Company or by any applicable laws to

5.C
Approve, conditional upon the Resolutions 5 A  and 5 B
respectively set out in the notice convening this meeting being passed, the general mandate granted to the Directors of the
Company to allot, issue and deal with additional shares pursuant to the Resolution 5 A  to extend by the addition thereto of an amount representing the aggregate nominal amount of the share capital of the Company purchased by the Company under the
authority granted pursuant to the Resolution 5 B , provided that such amount shall not exceed 10% of the aggregate nominal
amount of the share capital of the Company in issue at the date of passing this resolution
		Management	For	For

FORTIS SA/NV, BRUXELLES
Security	B4399L102	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	12-Apr-2010
ISIN	BE0003801181	Agenda		702301158 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
1.	Opening	Non-Voting
2.1
Authorize the Board of Directors of the Company and the Boards
of its direct subsidiaries for a period of 18 months starting after the end of the General Meeting which will deliberate this point, to acquire Fortis Units, in which twinned Fortis SA/NV shares are incorporated, representing up to a maximum of 10% of the issued share capital, for a consideration equivalent to the closing price of the Fortis Unit on Euronext on the day immediately preceding the acquisition, plus a maximum of 15% or minus a maximum of 15%
		Management	For	For
2.2
Authorize the Board of Directors of the Company and the Boards
of its direct subsidiaries for a period of 18 months starting after the end of the General Meeting which will deliberate this point, to dispose of Fortis Units, in which twinned Fortis SA/NV shares are incorporated, under the conditions it will determine
		Management	For	For
3.1.1	Amend the first sentence of Article 2 as specified	Management	For	For
3.1.2	Approve to insert the specified new paragraph in Article 3	Management	For	For
3.2.1	Receive the special report	Non-Voting
3.2.2
Authorize the Board of Directors to increase the Company capital by a maximum amount of EUR 88,200,000 to issue shares to
meet the coupon payment obligations under the financial
instruments mentioned in the special report by the Board of
Directors and to consequently cancel the unused balance of the authorized capital, as mentioned in Article 9 A) of the Articles of
Association, existing at the date of the publication in the Belgian
State Gazette of the amendment to the Articles of Association of the Company resolved by the EGM of Shareholders which will
deliberate this point
		Management	For	For
3.2.3
Authorize the Board of Directors to increase the Company capital by a maximum amount of EUR 168,000,000 to issue shares to
meet the obligation to redeem the principal amount of the
Redeemable Perpetual Cumulative Coupon Debt Securities
issued by Fortis Bank nv-sa in SEP 2001 and to consequently
cancel the unused balance of the authorized capital, as mentioned in Article 9 A) of the Articles of Association, existing at the date of the publication in the Belgian State Gazette of the amendment to the Articles of Association of the Company resolved by the EGM of Shareholders which will deliberate this point
		Management	For	For
3.2.4	Approve to modify the Paragraph A) of Article 9 of the Articles of Association worded as specified	Management	For	For
3.2.5	Amend Article 10 A) and D) as specified	Management	For	For
3.3	Approve to replace Article 17 as specified	Management	For	For
3.4	Approve to replace Article 28 as specified	Management	For	For
3.5
Authorize the Chairman, with the authority to sub-delegate, to make at the time when the coordinated text is drawn up the
necessary modifications to the Articles of Association, including to give effect to the new names of Fortis SA/NV and Fortis N.V.
		Management	For	For
4.	Closing	Non-Voting

REFERRING TO PAST EXPERIENCE, WE DRAW HOWEVER
YOUR ATTENTION ON THE FACT THAT-THIS MEETING WILL
NOT ATTAIN THE REQUIRED QUORUM-I.E. THAT AT LEAST
50% OF THE-CAPITAL MUST BE REPRESENTED-AND THAT
THUS THIS MEETING WILL NOT BE ABLE TO DE-CIDE
VALIDLY. YOU WILL BE INFORMED ON THIS MATTER ON 03
APR 2010 AND WILL THEN-BE INVITED TO THE ORDINARY
AND EXTRAORDINARY GENERAL MEETINGS OF
SHAREHOLDERS-OF FORTIS SA/NV TO BE HELD ON 28 APR
2010.
Non-Voting

P & O PRINCESS CRUISES P L C
Security	G19081101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	13-Apr-2010
ISIN	GB0031215220	Agenda		702305194 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Re-elect Mickey Arison as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
2	Re-elect Sir Jonathon Band as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
3	Re-elect of Robert H. Dickinson as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
4	Re-elect of Arnold W. Donald as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
5	Re-elect Pier Luigi Foschi as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
6	Re-elect of Howard S. Frank as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
7	Re-elect of Richard J. Glasier as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
8	Re-elect of Modesto A. Maidique as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
9	Re-elect of Sir John Parker as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
10	Re-elect of Peter G. Ratcliffe as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
11	Re-elect of Stuart Subotnick as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
12	Re-elect of Laura Weil as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
13	Re-elect of Randall J. Weisenburger as a director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
14	Re-elect of Uzi Zucker as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
15
Re-appoint PricewaterhouseCoopers LLP as a independent
Auditors for Carnival plc and to ratify the selection of the U.S. firm of  PricewaterhouseCoopers LLP as the Independent Registered
Certified Public Accounting Firm for Carnival Corporation
		Management	For	For
16	Authorize the Audit committee of Carnival plc to agree the remuneration of the independent Auditors of Carnival plc	Management	For	For
17	Receive the UK accounts and reports of the Directors and the Auditors of Carnival plc for the YE 30 NOV 2009 in accordance with legal requirements applicable to UK Companies	Management	For	For
18	Approve the Directors' remuneration and report of the Carnival plc for the YE 30 NOV 2009 in accordance with legal requirements applicable to UK Companies	Management	For	For
19
Authorize the Directors of Carnival plc to allot shares in Carnival plc and to grant rights to subscribe for or convert any security into shares in Carnival plc: a) up to a nominal amount of USD
118,107,426 [such amount to be reduced by the nominal amount of any equity securities [as defined in the Companies Act 2006]
allotted under the resolution below in excess of USD
118,107,426]; and b) up to a nominal amount of USD 236,214,852
[such amount to be reduced by any shares and rights to subscribe for or convert any security into shares allotted under the resolution above] in connection with an offer by way of a rights issue:
CONTD
		Management	For	For
-
CONTD i) to ordinary shareholders in proportion [as nearly as may be practicab-le] to their existing holdings; and ii) to holders of other equity securities-as required by the rights of those securities or as the directors of Carnival-plc otherwise considers necessary, and so that the directors of Carnival plc m-ay impose any limits or restrictions and make any arrangements considered nece-ssary or appropriate to deal with treasury shares, fractional entitlements, re-cord dates, legal, regulatory or practical problems in, or under the laws of,-any territory or any other matter; CONTD
Non-Voting
-
CONTD [Authority expires earlier until the next year's Carnival plc
AGM or on-12 JUL 2011]; but, in each case, so that Carnival plc may make offers and ente-r into agreements during the relevant period which would, or might, require sh-ares to be 5 allotted or rights to subscribe for or convert securities into sh-ares to be granted after the authority ends and the Directors of Carnival plc-
may allot shares or grant rights to subscribe for or convert securities into s-hares under any such offer or agreement as if the authority had not ended
Non-Voting
S.20
Authorize the Directors of Carnival plc, subject to passing of the
Proposal 19, to allot equity securities [as defined in the
Companies Act 2006] for cash under the authority given by that resolution and/or where the allotment is treated as an allotment of equity securities under Section 560(2)(b) of the Companies Act
2006, free of the restriction in Section 561(1) of the Companies
Act 2006, such power to be limited: a) to the allotment of equity securities in connection with an offer of equity securities [but in the case of the authority granted under the resolution of Proposal 19, by way of a rights issue only]: CONTD
		Management	For	For
-
CONTD i) to ordinary shareholders in proportion [as nearly as may be practicab-le] to their existing holdings; and ii) to holders of other equity securities,-as required by the rights of those securities or, as the directors of Carniva-l plc otherwise consider necessary, and so that the Directors of Carnival plc-may impose any limits or restrictions and make any arrangements considered nec-essary or appropriate to deal with treasury shares, fractional entitlements, r-
ecord dates, legal, regulatory or practical problems in, or under the laws of,-any territory or any other matter; and in the case of the authority granted u-nder the resolution of Proposal 19 and/or in the case of any transfer of treas-ury shares which is treated as an allotment of equity securities under Section-560(2)(b) of the
Companies Act 2006, CONTD
Non-Voting
-
CONTD to the allotment [otherwise than under the resolution
above] of equity s-ecurities up to a nominal amount of USD
17,716,114;[Authority expires at the e-nd of next AGM or on 12
JUL 2011]; but during this period Carnival plc may mak-e offers, and enter into agreements, which would, or might, require equity sec-urities to be allotted after the power ends and the Directors may allot equity-securities under any such offer or agreement as if the power had not ended
Non-Voting
S.21
Authorize the Carnival plc to make market purchases [within the meaning of Section 693(4) of the UK Companies Act 2006 [the
Companies Act 2006] of ordinary shares of USD 1.66 each in the capital of Carnival plc provided that: a)the maximum number of ordinary shares authorized to be acquired is 21,344,716; b) the minimum price [exclusive of expenses] which may be paid for an ordinary share is USD 1.66; c) the maximum price which may be paid for an ordinary share is an amount [exclusive of expenses]
equal to the higher of [1] 105% of the average middle market quotation for an ordinary share, as derived from the London Stock
Exchange Daily Official List, for the 5 business days CONTD
		Management	For	For
-
CONTD immediately preceding the day on which such ordinary
share is contracted-to be purchased and [2] the higher of the last independent trade and the high-est current independent bid on the
London Stock Exchange at the time the purch-ase is carried out;
and [Authority expires at the earlier of the conclusion of-the AGM of Carnival plc to be held in 2011 and or 18 months] [except in relat-ion to the purchase of ordinary shares, the contract of which was entered into-before the expiry of such authority]
Non-Voting
22	Approve the specified Shareholder Proposal	Shareholder	Against	For
23	Transact any other business	Non-Voting

GROUPE BRUXELLES LAMBERT
Security	B4746J115	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	13-Apr-2010
ISIN	BE0003797140	Agenda		702315032 - Management
Item	Proposal	Type	Vote	For/Against Management
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
1	Management report of the Board of Directors and reports of the Statutory-Auditor on the FY 2009	Non-Voting
2	Approve the presentation of the consolidated financial statements for the YE 31 DEC 2009; the non-consolidated annual accounts for the YE 31 DEC 2009, including appropriation of profit	Management	For	For
3	Grant discharge to the Directors for duties performed during the YE 31 DEC 2009	Management	For	For
4	Grant discharge to the Statutory Auditor for duties performed during the YE 31 DEC 2009	Management	For	For
5.1.1	Re-elect Jean-Louis Beffa for a term of 3 years, whose current term of office expire at the end of this general meeting	Management	For	For
5.1.2	Re-elect Victor Delloye for a term of 3 years, whose current term of office expire at the end of this general meeting	Management	For	For
5.1.3	Re-elect Maurice Lippens for a term of 3 years, whose current term of office expire at the end of this general meeting	Management	For	For
5.1.4	Re-elect Michel Plessis-Belair for a term of 3 years, whose current term of office expire at the end of this general meeting	Management	For	For
5.1.5	Re-elect Amaury de Seze for a term of 3 years, whose current term of office expire at the end of this general meeting	Management	For	For
5.1.6	Re-elect Jean Stephenne for a term of 3 years, whose current term of office expire at the end of this general meeting	Management	For	For
5.1.7	Re-elect Gunter Thielen for a term of 3 years, whose current term of office expire at the end of this general meeting	Management	For	For
5.1.8	Re-elect Arnaud Vial for a term of 3 years, whose current term of office expire at the end of this general meeting	Management	For	For
5.2.1	Approve to establish in accordance with Article 526(b) of the Company Code, the independence of Jean-Louis Beffa	Management	For	For
5.2.2	Approve to establish in accordance with Article 526(b) of the Company Code, the independence of Maurice Lippens	Management	For	For
5.2.3	Approve to establish in accordance with Article 526(b) of the Company Code, the independence of Jean Stephenne	Management	For	For
5.2.4	Approve to establish in accordance with Article 526(b) of the Company Code, the independence of Gunter Thielen	Management	For	For
5.3
Approve to renew the mandate of the Statutory Auditor, Deloitte
Reviseurs d'Entreprises SC S.F.D. SCRL, represented by Michel
Denayer, for a term of 3 years and to set this Company's fees at
EUR 70,000 a year, which amount is non indexable and exclusive of VAT
		Management	For	For
6
Approve to set, in accordance with the decisions on the
establishment of a stock option plan by the general meeting of 24
APR 2007, at EUR 12.5 million the maximum value of the shares in relation to the options to be granted in 2010
		Management	For	For
7	Miscellaneous	Non-Voting

DAIMLER AG, STUTTGART
Security	D1668R123	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	14-Apr-2010
ISIN	DE0007100000	Agenda		702273222 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED
DEPENDING ON SOME SUBCUSTODIANS'-PROCESSING IN
THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE TO-OBTAIN BLOCKING INFORMATION
FOR YOUR ACCOUNTS.
Non-Voting
1.
Presentation of the adopted Company financial statements, the approved consoli-dated financial statements, the combined
management report for Daimler AG and-the Group for the 2009
FY, the report of the Supervisory Board and the explana-tory reports on the information required pursuant to Section 289,
Subsections-4 and 5 and Section 315, Subsection 4 of the
German Commercial Code [Handelsge-setzbuch, HGB]
Non-Voting
2.	Resolution on ratification of Board of Management members actions in the 2009 FY	Management	For	For
3	Resolution on ratification of Supervisory Board members actions in the 2009 FY	Management	For	For
4.	Resolution on the approval of the system of remuneration for the members of the Board of Management	Management	For	For
5.	Resolution on the appointment of Auditors for the Company and for the Group for the 2010 FY	Management	For	For
6.	Resolution on authorization for the Company to acquire its own shares and on their utilization, as well as on the exclusion of shareholders subscription rights and rights to sell shares to the Company	Management	For	For
7.
Resolution on authorization to use derivative financial instruments in the context of acquiring own shares, as well as on the exclusion of shareholders subscription rights and rights to sell shares to the
Company
		Management	For	For
8.	Resolution on the election of a new member to the Supervisory Board	Management	For	For
9.	Resolution on amendments to the Articles of Incorporation to adjust to the German Act on the Implementation of the Shareholders Rights Directive [ARUG]	Management	For	For
10.	Resolution on amendments to the Articles of Incorporation to adjust the provisions relating to the Supervisory Board	Management	For	For
11.	Resolution on authorization to issue convertible bonds and/or bonds with warrants, creation of Conditional Capital 2010 and amendment to the Articles of Incorporation	Management	For	For

COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS
MEETING. A LINK TO THE COUNTER P-ROPOSAL
INFORMATION IS AVAILABLE IN THE MATERIAL URL
SECTION OF THE APPLICATIO-N. IF YOU WISH TO ACT ON
THESE ITEMS, YOU WILL NEED TO REQUEST A MEETING
ATTEN-D AND VOTE YOUR SHARES AT THE COMPANYS
MEETING.
Non-Voting

VOLVO AKTIEBOLAGET
Security	928856202	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	14-Apr-2010
ISIN	SE0000115420	Agenda		702289566 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
-	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID-VOTE OPTION. THANK YOU	Non-Voting
1	Opening of the meeting	Non-Voting
2	Election of Sven Unger as the Chairman of the meeting	Non-Voting
3	Verification of the voting list	Non-Voting
4	Approval of the agenda	Non-Voting
5	Election of the minutes-checkers and vote controllers	Non-Voting
6	Determination whether the meeting has been duly convened	Non-Voting
7	Presentation of the work of the Board and Board Committees	Non-Voting
8
Presentation of the annual report and the Auditors' report as well as the-consolidated accounts and the Auditors' report on the consolidated accounts;-in connection therewith, the President's account of the operations
Non-Voting
9	Adopt the income statement and balance sheet and the consolidated income statement and the consolidated balance sheet	Management	For	For
10	Approve that no dividends shall paid, but that all retained earnings at the Annual General Meeting's disposal shall be carried forward	Management	For	For
11	Grand discharge the liability of the members of the Board and the President	Management	For	For
12	Approve to determine the number of members of the Board at nine and no deputy members of the Board	Management	For	For
14	Approve the fees based on invoices for the Audit of the annual accounts, the consolidated accounts, the accounting records and the administration of the Board of Directors and the President	Management	For	For
13
Approve that the individuals fees shall remain on the same level as during 2009; and the Chairman of the Board is awarded SEK
1,500,000 and each of the other members SEK 500,000 with the exception of the President; and the Chairman of the Audit
Committee is awarded SEK 250,000 and the other two members
in the Audit Committee SEK 125,000 each and the members of
the remuneration committee SEK 75,000 each
		Management	For	For
15
Re-elect Messrs. Peter Bijur, Jean-Baptiste Duzan,, Leif
Johansson, Anders Nyren, Louis Schweitzer, Ravi Venkatesan,
Lars Westerberg and Ying Yeh as the Board of Directors and
election of Hanne De Mora as a Board of Director; Election of
Louis Schweitzer as the Chairman of the Board
		Management	For	For
16	Election of the Registered accounting Firm, PricewaterhouseCoopers AB, as the	Management	For	For
17	Election of Messrs. Thierry Moulonguet, representing Renault S.A.S, Carl-Olof	Management	For	For
18	Adopt the Remuneration Policy for Senior Executives as specified	Management	For	For

BELGACOM SA DE DROIT PUBLIC, BRUXELLES
Security	B10414116	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	14-Apr-2010
ISIN	BE0003810273	Agenda		702303215 - Management
Item	Proposal	Type	Vote	For/Against Management

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
1	Examination of the annual reports of the Board of Directors of Belgacom SA of-Public Law with regard to the annual accounts and consolidated annual accounts-at 31 DEC 2009	Non-Voting
2	Examination of the reports of the Board of Auditors of Belgacom SA of Public L-aw with regard to the annual accounts and of the Auditor with regard to the co-nsolidated annual accounts at 31 DEC 2009	Non-Voting
3	Examination of the information provided by the Joint Committee	Non-Voting
4	Examination of the consolidated annual accounts at 31 DEC 2009	Non-Voting
5	Examination of the annual reports of the Board of Directors of Belgacom Mobile-SA, Telindus NV and Telindus Sorucing SA with regard to the annual accounts a-t 31 DEC 2009	Non-Voting
6	Examination of the reports of the Auditors of Belgacom Mobile SA, Telindus NV-and Telindus Sourcing SA with regard to the annual accounts at 31 DEC 2009	Non-Voting
7	Approve the annual accounts of Belgacom SA of Public Law at 31 DEC 2009 and the annual accounts with regard to the FY closed on 31 DEC 2009, as specified	Management	For	For
8	Grant discharge to the Members of the Board of Directors to the Members of the Board of Directors for the exercise of their mandate during the FY closed on 31 DEC 2009	Management	For	For
9	Grant a special discharge to Mr. Robert Tollet for the exercise of his mandate until 30 SEP 2009	Management	For	For
10	Grant discharge to the Members of the Board of Auditors to the Auditors for the exercise of their mandate during the FY closed on 31 DEC 2009	Management	For	For
11	Grant discharge to the Ernst & Young Bedrijfsrevisoren/Reviseurs D'Enterprises BCV/SCC, represented by Mr. Marnix Van Dooren, for the exercise of his mandate during the FYE on 31 DEC 2009	Management	For	For
12	Appointment of Mrs. Lutgart Van Den Berghe as the Board Member, in accordance with the recommendation of the Nomination an Remuneration Committee, for a period which will expire at the AGM of 2016	Management	For	For
13	Appointment of Mr. Pierre-Alain De Smedt as the Board Member, in accordance with the recommendation of the Nomination and Remuneration Committee, for a period which expire at the AGM of 2016	Management	For	For
14
Approve the remuneration of Mrs. L. Van Den Berghe and Mr. P-
A. De Smedt as follows: fixed annual remuneration of EUR
25,000, attendance fee of EUR 5000 per Board meeting attended, attendance fee of EUR 2,500 per Board advisory Committee
meeting attended, EUR 2,000 per year to cover communication
costs
		Management	For	For
15
Appointment of Deloitte Bedrijfsrevisoren/Reviseurs D'Enterprises
SC Sfd Scrl, represented by Mr. Geert Verstraeten and Luc
Callaert Sc Sfd Sprlu, represented by Luc Callaert for the statutory audit of Belgacom SA of Public Law for a period of 6 years for an annual audit fee of EUR 240,000 [to be indexed annually]
		Management	For	For
16
Approve the Auditor in charge of certifying the consolidated accounts for the Belgacom Group, granted to Ernst & Young
Bedrijfsrevisoren/Reviseurs D'Enterprises BCV/SCC, represented by Mr. Marnix Van Dooren
		Management	For	For
17
Appointment of Deloitte Bedrijfsrevisoren/Reviseurs D'Enterprises
SC Sfd Scrl, represented by Mr. Geert Verstraeten and Mr. Luc
Van Coppenolle, for a period of 3 years for an annual audit fee of
EUR 280,000 [ to be indexed annually]
		Management	For	For
18
Acknowledgement appointment of a Member of the Board of
Auditors of Belgacom SA Public Law, the AGM takes note of the decision of the Cour des comptes taken as 10 FEB 2010,
regarding the nomination of Mr. Pierre Rion for a new term of 6 years
		Management	For	For
19	Approve the annual accounts at 31 DEC 2009 of Belgacom Mobile SA with regard to the FY closed on 31 DEC 2009	Management	For	For
20	Grant discharge to the Members of the Board of Directors of Belgacom Mobile SA for the exercise of their mandate during the FY closed on 31 DEC 2009	Management	For	For
21	Grant discharge to the Auditor of Belgacom Mobile SA for the exercise of his mandate during the FY closed on 31 DEC 2009	Management	For	For
22	Approve the annual accounts of Telindus NV with regard to the FY closed on 31 DEC 2009	Management	For	For
23	Grant discharge of the Members of the Board of Directors of Telindus NV for the exercise of their mandate during the FY closed on 31 DEC 2009	Management	For	For
24	Grant discharge to the Auditor of Telindus NV for the exercise of his mandate during the FY closed on 31 DEC 2009	Management	For	For
25	Approve the annual accounts of Telindus Sourcing SA with regard to the FY closed on 31 DEC 2009	Management	For	For
26	Grant discharge to the Members of the Board of Directors of Telindus Sourcing SA for the exercise of their mandate during the FY closed on 31 DEC 2009	Management	For	For
27	Grant discharge to the Auditor of Telindus Sourcing SA for the exercise of his mandate during the FY closed on 31 DEC 2009	Management	For	For
28	Miscellaneous	Non-Voting

BELGACOM SA DE DROIT PUBLIC, BRUXELLES
Security	B10414116	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	14-Apr-2010
ISIN	BE0003810273	Agenda		702305586 - Management
Item	Proposal	Type	Vote	For/Against Management
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
1
Authorize the Board of Directors to acquire the maximum number of shares permitted by law in case this acquisition is necessary for preventing any imminent and serious prejudice to the Company, this mandate is granted for a new period of 3 years starting on the day of disclosure of this amendment to the Articles of Association by the General Meeting of 14 APR 2010, the price paid for such shares may not be more than 5% above the highest closing price in the 30 day trading period preceding the transaction, and
no.CONTD
		Management	For	For
-
CONTD.more than 10% below the lowest closing price in that
same 30 day-trading period; pursuant to this decision, approve to modify Article 13,-Section 4 of the Articles of Association as:
replace 11 APR 2007 by 14 APR-2010 in Article 13, Section 4 of
the Articles of Association
Non-Voting
2
Authorize the Board of Directors, for a new period of 3 years starting from the day of this amendment to the Articles of
Association by the general meeting of 14 APR 2010, to increase capital, in any and all forms, including a capital increase where the pre-emptive rights of shareholders are restricted or withdrawn, even after receipt by the Company of a notification from the
Belgian Banking, Finance and Insurance Commission of a
takeover bid for the Company's shares, where this is the case, however, the.CONTD
		Management	For	For
-
CONTD.capital increase must comply with the additional terms and conditions-laid down in Article 607 of the Commercial
Companies Code, pursuant to this-decision, approve to modify
Article 5, Section 3, Sub-section 2 of the-Articles of Association as: replace 11 APR 2007 by 14 APR 2010 in Article 5,-Section 3,
Sub-section 2 of the Articles of Association
Non-Voting
3	Authorize the Secretary General, including that of replacement, for the purpose of coordinating the Articles of Association to reflect the resolutions	Management	For	For

CHRISTIAN DIOR SA
Security	F26334106	Meeting Type		MIX
Ticker Symbol		Meeting Date	15-Apr-2010
ISIN	FR0000130403	Agenda		702283615 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-
"French Resident Shareowners must complete, sign and forward the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners: Proxy Cards: Voting-instructions will be forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your-representative"
Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0308/201003081000606.pdf	Non-Voting
O.1	Approve the financial statements	Management	For	For
O.2	Approve the consolidated financial statements	Management	For	For
O.3	Approve the regulated Agreements pursuant to Article L. 225-38 of the Commercial Code	Management	For	For
O.4
Approve the recommendations of the Board of Directors and
resolves that the distributable income for the FY be appropriated as follows: net income: EUR 342,583,800.31 prior retained
earnings: EUR 51,363,830.42 distributable income: EUR
393,947,630.73 dividends: EUR 301,666,899.68 the balance to
the retained earnings: EUR 92,280,731.05; the shareholders will receive a net dividend of EUR 1.66 per share, and will entitle to the 40% deduction provided by the French General Tax Code; this dividend will be paid on 25 MAY 2010; in the event that the
Company holds some of its own shares on such date, the amount of the unpaid dividend on such shares shall be allocated to the retained earnings account; as required by law, it is reminded that, for the last three financial years, the dividends paid, were as follows: EUR 1.61 for FY 2008 EUR 1.61 for FY 2007 EUR 1.41
for FY 2006
		Management	For	For
O.5	Approve to renew Mr. Renaud Donnedieu de Vabres' term as a Board Member	Management	For	For
O.6	Approve to renew Mr. Eric Guerlain's term as a Board Member	Management	For	For
O.7	Approve to renew Mr. Christian de Labriffe's term as a Board Member	Management	For	For
O.8	Appointment of Mrs. Segolene Gallienne as a Board Member	Management	For	For
O.9	Grant authority to operate on the Company's shares	Management	For	For
E.10	Grant authority to reduce the share capital by cancellation of treasury shares	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN TEXT OF RESOLUTION 4. IF-YOU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLE-SS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

LVMH MOET HENNESSY LOUIS VUITTON, PARIS
Security	F58485115	Meeting Type		MIX
Ticker Symbol		Meeting Date	15-Apr-2010
ISIN	FR0000121014	Agenda		702287740 - Management
Item	Proposal	Type	Vote	For/Against Management
-
FRENCH RESIDENT SHAREOWNERS MUST COMPLETE,
SIGN AND FORWARD THE PROXY CARD-DIRECTLY TO THE
SUB CUSTODIAN. PLEASE CONTACT YOUR CLIENT
SERVICE-REPRESENTATIVE TO OBTAIN THE NECESSARY
CARD, ACCOUNT DETAILS AND DIRECTIONS.-THE
FOLLOWING APPLIES TO NON-RESIDENT SHAREOWNERS:
PROXY CARDS: VOTING-INSTRUCTIONS WILL BE
FORWARDED TO THE GLOBAL CUSTODIANS THAT HAVE
BECOME-REGISTERED INTERMEDIARIES, ON THE VOTE
DEADLINE DATE. IN CAPACITY AS-REGISTERED
INTERMEDIARY, THE GLOBAL CUSTODIAN WILL SIGN THE
PROXY CARD AND-FORWARD TO THE LOCAL CUSTODIAN.
IF YOU ARE UNSURE WHETHER YOUR GLOBAL-CUSTODIAN
ACTS AS REGISTERED INTERMEDIARY, PLEASE CONTACT
YOUR REPRESENTATIVE
Non-Voting
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0310/201003101000501.pdf	Non-Voting
O.1	Approve the Company accounts	Management	For	For
O.2	Approve the consolidated accounts	Management	For	For
O.3	Approve the regulated agreements specified in Article L. 225-38 of the Code du Commerce Commercial Code	Management	For	For
O.4	Approve the allocation of the result - setting of the dividend	Management	For	For
O.5	Approve the renewal of the Director's mandate held by M. Bernard Arnault	Management	For	For
O.6	Approve the renewal of the Director's mandate held by Mme. Delphine Arnault	Management	For	For
O.7	Approve the renewal of the Director's mandate held by M. Nicholas Clive Worms	Management	For	For
O.8	Approve the renewal of the Director's mandate held by M. Patrick Houel	Management	For	For
O.9	Approve the renewal of the Director's mandate held by M. Felix G Rahatyn	Management	For	For
O.10	Approve the renewal of the Director's mandate held by M. Hubert Vedrine	Management	For	For
O.11	Appointment of Mme. Helene Carrere d'Encausse as a Director	Management	For	For
O.12	Approve the renewal of the Censor's mandate held by M. Kilian Hennessy	Management	For	For
O.13	Approve the renewal of the Auditor's mandate held by Deloitte & Associes	Management	For	For
O.14	Appointment of Ernst & Young and Others as the Auditors	Management	For	For
O.15	Approve the renewal of the Auditor's mandate held by M. Denis Grison	Management	For	For
O.16	Appointment of Auditex as an Assistant Auditors	Management	For	For
O.17	Grant authority to manipulate Company shares	Management	For	For
E.18	Grant authority to reduce capital stock by canceling self-held shares	Management	For	For

BP PLC, LONDON
Security	G12793108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	15-Apr-2010
ISIN	GB0007980591	Agenda		702293539 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	To receive the report of the Directors and the accounts for the year ended 31 December 2009	Management	For	For
2.	To approve the Directors remuneration report for the year ended 31 December 2009	Management	For	For
3.	To elect Mr. P Anderson as a Director	Management	For	For
4.	To elect Mr. A Burgmans as a Director	Management	For	For
5.	To re-elect Mrs C B Carroll as a Director	Management	For	For
6.	To re-elect Sir William Castell as a Director	Management	For	For
7.	To re-elect Mr I C Conn as a Director	Management	For	For
8.	To re-elect Mr G David as a Director	Management	For	For
9.	To re-elect Mr I E L Davis as a Director	Management	For	For
10.	To re-elect Mr R Dudely as a Director	Management	For	For
11.	To re-elect Mr D J Flint as a Director	Management	For	For
12.	To re-elect Dr B E Grote as a Director	Management	For	For
13.	To re-elect Dr A B Hayward as a Director	Management	For	For
14.	To re-elect Mr A G Inglis as a Director	Management	For	For
15.	To re-elect Dr D S Julius as a Director	Management	For	For
16.	To re-elect C-H Svanberg as a Director	Management	For	For
17.
To reappoint Ernst & young LLP as Auditors from the conclusion of this meeting until the conclusion of the next general meeting before which accounts are laid and to authorize the Directors to fix the Auditors remuneration
		Management	For	For
s.18
To adopt as the new Articles of Association of the Company the draft Articles of Association set out in the document produced to the Meeting and, for the purposes of identification, signed by the chairman, so the new Articles of Association apply in substitution for and to the exclusion of the Company's existing Articles of
Association
		Management	For	For
s.19
To authorize the Company generally and unconditionally to make market purchases (as defined in Section 693(4) of the Companies
Act 2006) of ordinary shares with nominal value of GBP 0.25 each in the Company, provided that: a) the Company does not
purchase under this authority more than 1.9 billion ordinary shares; b) the Company does not pay less than GBP 0.25 for
each share; and c) the Company does not pay more for each
share than 5% over the average of the middle market price of the ordinary shares for the five business days immediately preceding the date on which the Company agrees to buy the shares
concerned , based on share prices and currency exchange rates
		Management	For	For

published in the daily Official List of the London Stock Exchange;
this authority shall continue for the period ending on the date of the Annual General Meeting in 2011 or 15 July 2011, whichever is the earlier, provided that, if the Company has agreed before this date to purchase ordinary shares where these purchases will or may be executed after the authority terminates (either wholly or in part), the Company may complete such purchases

20
To renew, for the period ending on the date on the Annual
General Meeting in 2011 or 15 July, whichever is the earlier, the authority and power conferred on the Directors by the Company's
Articles of Association to allow relevant securities up to an aggregate nominal amount equal to the Section 551 amount (or, is resolution 18 is not passed, equal to the Section 80 amount) of
GBP 3,143 million
		Management	For	For
s.21
To renew, for the period ending on the date on the Annual
General Meeting in 2011 or 15 July, whichever is the earlier, the authority and power conferred on the Directors by the company's
Articles of Association to allow equity securities wholly for cash: a)
in connection with a right issue; b) otherwise than in connection with rights issue up to an aggregate nominal amount equal to the
Section 561 amount (or, is resolution 18 is not passed, equal to the Section 80 amount) of USD 236 million
		Management	For	For
s.22	To authorize the calling of General Meetings of the Company (not being an Annual General Meeting) by notice of at least 14 clear days	Management	For	For
23.
To approve the renewal of the BP Executive Directors Incentive
Plan (the plan), a copy of which is produced to the Meeting
initiated by the chairman for the purpose of identification, for a further five years, and to authorize the Directors to do all acts and things that they may consider necessary or expedient to carry the
Plan into effect
		Management	For	For
24.
Subject to the passing of Resolution 18, to authorize the Directors in accordance with Article 142 of the new Articles of Association to offer the holders of ordinary shares of the Company, to the extent and in the manner determined by the Directors, the right to elect(in whole part), to receive new ordinary shares (credited as fully paid)
instead of cash, in respect of any dividend as may be declared by the Directors from time to time provided that the authority
conferred by this Resolution shall expire prior to the conclusion of the Annual General Meeting to be held in 2015
		Management	For	For
s.25
PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:
Group members requisitioned the circulation of the specified special resolution under the provision of Section 338 of the
Companies Act 2006. the supporting statement, supplied by the requisitions together with the board response, is set out in
Appendix 4 ;that in order to address our concerns for the long term success of the Company arising from the risks associated with the Sunrise SAGD Project, we as Shareholders of the
Company direct that the Audit Committee or a risk Committee of the Board commissions and reviews a report setting out the
assumptions made by the Company in deciding to proceed with
the Sunrise Project regarding future carbon prices, oil price volatility, demand for oil, anticipated regulation of greenhouse gas emissions and legal and reputational risks arising from local environmental damage and impairment of traditional livelihoods.
The findings of the report and review should be reported to
investors in the Business Review section of the Company s
Annual Report presented to the Annual General Meeting in 2011
		Shareholder	Against	For
	PLEASE BE ADVISED THAT PROPOSAL #S.25 IS A SHAREHOLDER PROPOSAL. THE MANAGEME-NT RECOMMENDATION FOR THIS RESOLUTION IS AGAINST.	Non-Voting

FOR ADDITIONAL INFORMATION ON THE BELOW PLEASE
COPY AND PASTE THE LINK INTO YO-UR INTERNET
BROWSER:  Resolution 1: Annual Report and Accounts
http://www.bp-
.com/extendedsectiongenericarticle.do?categoryId=9021605&cont
entId=7040949
Non-Voting

FOR ADDITIONAL INFORMATION ON THE BELOW PLEASE
COPY AND PASTE THE LINK INTO YO-UR INTERNET
BROWSER:  Resolution 2: Directors remuneration report and
Resoluti-on 23: Approval of the Executive Directors Incentive Plan
http://www.bp.com/s-
ubsection.do?categoryId=9027659&contentId=7050551
Non-Voting

FOR ADDITIONAL INFORMATION ON THE BELOW PLEASE
COPY AND PASTE THE LINK INTO YO-UR INTERNET
BROWSER:  Resolution 18: New Articles of Association
http://www.-
bp.com/liveassets/bp_internet/globalbp/globalbp_uk_english/set_b ranch/set_inve-
stors/STAGING/local_assets/downloads/pdf/IC_AGM_articles_of_
association_track_-changes.pdf
Non-Voting

FOR ADDITIONAL INFORMATION ON THE BELOW PLEASE
COPY AND PASTE THE LINK INTO YO-UR INTERNET
BROWSER:  Resolution 24: Scrip dividend
http://www.bp.com/sectio-
ngenericarticle.do?categoryId=9032416&contentId=7059476
Non-Voting
	FOR ADDITIONAL INFORMATION ON THE BELOW PLEASE COPY AND PASTE THE LINK INTO YO-UR INTERNET BROWSER: Resolution 25: Shareholder Resolution on oil sands htt-p://www.bp.com/oilsands	Non-Voting
	FOR ADDITIONAL INFORMATION ON THE BELOW PLEASE COPY AND PASTE THE LINK INTO YO-UR INTERNET BROWSER: BP AGM downloads http://www.bp.com/sectiongenericartic- le.do?categoryId=9032417&contentId=7059465	Non-Voting

RIO TINTO PLC
Security	G75754104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	15-Apr-2010
ISIN	GB0007188757	Agenda		702300358 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the Company's financial statements and the report of the Directors and Auditors for the YE 31 DEC 2009	Management	For	For
2	Recieve the remuneration report for the YE 31 DEC 2009 as set out in the 2009 annual report	Management	For	For
3	Election of Robert Brown as a Director	Management	For	For
4	Election of Ann Godbehere as a Director	Management	For	For
5	Election of Sam Walsh as a Director	Management	For	For
6	Re-election of Guy Elliott as a Director	Management	For	For
7	Re-elect Michael Fitzpatrick as a Director	Management	For	For
8	Re-elect Lord Kerr as a Director	Management	For	For
9
Re-appointment of PricewaterhouseCoopers LLP as Auditors of
the Company to hold office until the conclusion of the next AGM at which accounts are laid before the Company and to authorize the
Audit Committee to determine the Auditors' remuneration
		Management	For	For
10
Authorize the Directors pursuant to and in accordance with
Section 551 of the Companies Act 2006  the 2006 Act  to exercise all the powers of the Company to allot shares or grant rights to subscribe for or convert any securities into shares: i) up to an aggregate nominal amount of GBP 50,321,000; ii) comprising
equity securities  as specified in the 2006 Act  up to a further nominal amount of GBP 50,321,000 in connection with an offer by way of a rights issue; such authorities to apply in substitution for all previous authorities pursuant to Section 80 of the Companies
Act 1985 and to expire on the later of 15 APR 2011 and the date of the 2011 AGM but, in each case, so that the Company may
make offers and enter into agreements during this period which would, or might, require shares to be allotted or rights to subscribe for or to CONTD..
		Management	For	For
-	..CONTD convert any security into shares to be granted after the authority-ends as specified	Non-Voting
11
Authorize the Directors, subject to the passing of Resolution 10 above, to allot equity securities  as specified in the 2006 Act wholly for cash: i) pursuant to the authority given by Paragraph (i)
of Resolution 10 above or where the allotment constitutes an allotment of equity securities by virtue of Section 560(3) of the
2006 Act in each case: a) in connection with a pre-emptive offer;
and b) otherwise than in connection with a pre-emptive offer, up to an aggregate nominal amount of GBP 9,803,000; and ii) pursuant to the authority given by Paragraph (ii) of Resolution 10 above in connection with a rights issue, as if Section 561(1) of the 2006 Act did not apply to any such allotment; such authority shall expire on the later of 15 APR 2011 and the date of the 2011 AGM, but so that the Company may make offers and enter into CONTD..
		Management	For	For
-
..CONTD agreements during this period which would, or might, require equity-securities to be allotted after the power ends and the Board may allot equity-securities under any such offer or agreement as if the power had not ended as-specified
Non-Voting
-
..CONTD fractional entitlements, record dates or legal, regulatory or-practical problems in, or under the laws of, any territory; c)
reference to-an allotment of equity securities shall include a sale of treasury shares;-and d) the nominal amount of any securities shall be taken to be, in the case-of rights to subscribe for or convert any securities into shares of the-Company, the nominal amount of such shares which may be allotted pursuant to-such rights
Non-Voting
12
Authorize: (a) the Company, Rio Tinto Limited and any
subsidiaries of Rio Tinto Limited, to purchase ordinary shares of
10p each issued by the Company RTP Ordinary Shares , such
purchases to be made in the case of the Company by way of
market purchase  as specified in Section 693 of the 2006 Act , provided that this authority shall be limited: i) so as to expire on the later of 15 APR 2011 and the date of the 2011 AGM, unless such authority is renewed prior to that time  except in relation to the purchase of RTP ordinary shares, the contract for which was concluded before the expiry of such authority and which might be executed wholly or partly after such expiry ; ii) so that the number of RTP ordinary shares which may be purchased pursuant to this authority shall not exceed 152,488,000; iii) so that the maximum price payable CONTD.
		Management	For	For
-
..CONTD for each such RTP Ordinary Share shall be not more
than 5% above the-average of the middle market quotations for
RTP ordinary shares as derived-from the London Stock Exchange
Daily Official List during the period of five-business days
immediately prior to such purchase; and iv) so that the minimum-
price payable for each such RTP ordinary share shall be 10p; and
b) the-Company be and is hereby authorized for the purpose of
Section 694 of the-2006 Act to purchase off-market from Rio Tinto
Limited and any of its-subsidiaries any RTP ordinary shares
acquired under the authority set out-under (a) above pursuant to one or more contracts between the Company and Rio-Tinto
Limited on the terms of the form of contract which has been
produced to-the meeting  and is for the purpose of identification
CONTD..
Non-Voting
-
..CONTD marked A and initialled by the Chairman   each, a
Contract  and such-contracts be hereby approved, provided that: i)
such authorization shall-expire on the later of 15 APR 2011 and the date of the 2011 AGM; ii) the-maximum total number of RTP ordinary shares to be purchased pursuant to-contracts shall be
152,488,000; and iii) the price of RTP ordinary shares-purchased pursuant to a contract shall be an aggregate price equal to the-
average of the middle market quotations for RTP ordinary shares as derived-from the London Stock Exchange Daily Official List during the period of five-business days immediately prior to such purchase multiplied by the number of-RTP ordinary shares the subject of the contract or such lower aggregate price-as may be agreed between the Company and Rio Tinto Limited, being not
less-than one penny
Non-Voting
13	Approve the general meeting other than an AGM may be called on not less than 14 clear days notice	Management	For	For

POLY (HONG KONG) INVESTMENTS LTD
Security	Y70620102	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	15-Apr-2010
ISIN	HK0119000674	Agenda		702314092 - Management
Item	Proposal	Type	Vote	For/Against Management
PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED T-HE SAME AS A "TAKE NO ACTION" VOTE		Non-Voting
1.
Approve the acquisition [as specified] the sale and purchase agreement and the transactions contemplated thereunder; the
allotment and issue of the consideration shares [as specified] to the vendor or its nominee pursuant to the terms of the sale and purchase agreement be approved and authorize the Director to allot and issue the consideration shares in accordance with the terms of the sale and purchase agreement; to do all such acts and things [including but not limited to the execution of any
documents, instruments and agreements] as they consider
necessary or expedient for the purpose of giving effect to the acquisition, the sale and purchase agreement and the transaction contemplated thereunder; and the allotment and issue of the
consideration shares
		Management	For	For

SAIPEM S P A
Security	T82000117	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	16-Apr-2010
ISIN	IT0000068525	Agenda		702295026 - Management
Item	Proposal	Type	Vote	For/Against Management
-
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A-SECOND CALL ON 26
APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. PLEASE BE ALSO-ADVISED THAT YOUR
SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR
THE-MEETING IS CANCELLED. THANK YOU.
Non-Voting
1	Approve the financial statement at 31 DEC 2009, consolidated financial statement at 31 DEC 2009; report of the Board of Directors, the Board of Auditors and Independent Auditors	Management	For	For
2	Approve the allocation of profits	Management	For	For
3	Approve the revocation of task of auditing to Pricewaterhouse and assignment of task of auditing to Reconta Ernst Young	Management	For	For

EDP-ENERGIAS DE PORTUGAL SA, LISBOA
Security	X67925119	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	16-Apr-2010
ISIN	PTEDP0AM0009	Agenda		702301829 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 669235 DUE TO ADDITION OF-RESOLUTION ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.
Approve the individual and consolidated accounts and reporting documents for the 2009 FY, including the sole Management report
(which includes a Chapter regarding Corporate Governance), the individual accounts and consolidated accounts, the annual report and the opinion of the gene
		Management	For	For
2.	Approve the allocation of profits in relation to the 2009 FY	Management	For	For
3.	Approve the general appraisal of the Management and Supervision of the Company, in accordance with Article 455 of the Portuguese Companies Code	Management	For	For
4.	Authorize the Executive Board of Directors for the acquisition and sale of treasury stock by EDP and subsidiaries of EDP	Management	For	For
5.	Authorize the Executive Board of Directors for the acquisition and sale of treasury bonds by EDP and subsidiaries of EDP	Management	For	For
6	Approve the members of the Executive Board of Directors Remuneration Policy presented by the remuneration Committee of the general and Supervisory Board	Management	For	For
7.	Approve the remaining members of Corporate bodies Remuneration Policy presented by the remuneration Committee elected by the general shareholders meeting	Management	For	For
8	Approve to resolve on the election of a general and supervisory Board Member	Management	For	For

FLSMIDTH & CO. A/S, COPENHAGEN
Security	K90242130	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	16-Apr-2010
ISIN	DK0010234467	Agenda		702317163 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
-
PLEASE NOTE THAT IF THE CHAIRMAN OF THE BOARD OR A
BOARD MEMBER IS APPOINTED-AS PROXY, WHICH IS
OFTEN THE CASE, CLIENTS CAN ONLY EXPECT THEM TO
ACCEPT-PRO-MANAGEMENT VOTES. THE ONLY WAY TO
GUARANTEE THAT ABSTAIN AND/OR AGAINST-VOTES ARE
REPRESENTED AT THE MEETING IS TO SEND YOUR OWN
REPRESENTATIVE. THE-SUB CUSTODIAN BANKS OFFER
REPRESENTATION SERVICES FOR AN ADDED FEE IF-
REQUESTED. THANK YOU
Non-Voting
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'ABSTAIN'-ONLY FOR RESOLUTIONS "4.A TO 4.F AND 5" THANK YOU	Non-Voting
1	Management's review	Non-Voting
2	Approve the annual report	Management	For	For
3	Approve the distribution of profits in accordance with the annual report adopted	Management	For	For
4.A	Election of Jorgen Worning as a Member to the Board of Directors	Management	For	For
4.B	Election of Jens S. Stephensen as a Member to the Board of Directors	Management	For	For
4.C	Election of Torkil Bentzen as a Member to the Board of Directors	Management	For	For
4.D	Election of Martin Ivert as a Member to the Board of Directors	Management	For	For
4.E	Election of Jesper Ovesen as a Member to the Board of Directors	Management	For	For
4.F	Election of Vagn Ove Sorensen as a Member to the Board of Directors	Management	For	For
5	Appointment of Deloitte Statsautoriseret Revisionsaktieselskab as the Auditor	Management	For	For
6.1	Approve the required amendments to the Articles of Association due to the new Danish Companies Act	Management	For	For
6.2	Approve the consequential amendments to the Articles of Association due to the new Danish Companies Act	Management	For	For
6.3	Amend the Article 2 registered office to be deleted	Management	For	For
6.4	Amend the Article 4, para 4 to a securities centre	Management	For	For
6.5	Amend the Article 5, para 2 calling general meetings via website	Management	For	For
6.6	Amend the Article 11, para 4 restriction of access to give proxy to other Members of the Board of Directors	Management	For	For
6.7	Grant authority to acquire treasury shares	Management	For	For
6.8	Authorize the Chairman to the Meeting	Management	For	For

SHENZHEN INTERNATIONAL HOLDINGS LTD
Security	G8086V104	Meeting Type		Special General Meeting
Ticker Symbol		Meeting Date	16-Apr-2010
ISIN	BMG8086V1046	Agenda		702321516 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "1". THANK YOU.	Non-Voting
1
Approve the entering into of the capital increase agreement dated
21 MAR 2010 (the "Agreement") (as specified) by Shenzhen
International Total Logistics (Shenzhen) Co., Ltd.  "Total Logistics"
, a company established under the laws of the PRC and a wholly owned subsidiary of the Company, Air China Limited and
Shenzhen Huirun Investment Co. Ltd. in relation to the capital contribution totaling RMB 1,030,125,000 to Shenzhen Airlines
Limited "Shenzhen Airlines") and the contribution by Total
Logistics of RMB 347,981,250 to subscribe for an additional
registered capital of RMB 173,125,000 in Shenzhen Airlines, and the transactions contemplated thereunder; and CONTD.
		Management	For	For
-
CONTD. authorize the Board of Directors of the Company (the
"Board") to do-all such acts and things and execute all such documents as it considers-necessary or expedient or desirable in connection with, or to give effect to,-the Agreement and to
implement the transactions contemplated thereunder and-to agree to such variations, amendments or waivers of matters relating-
thereto as are, in the opinion of the Board, in the interest of the
Company
Non-Voting

BANCO POPULAR ESPANOL SA, MADRID
Security	E19550206	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	18-Apr-2010
ISIN	ES0113790531	Agenda		702305257 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 19
APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU
Non-Voting
1.
Approve the annual accounts [balance sheet, profit and loss
account, statement of changes in equity, cash flow statement and notes] and management report of Spanish Banco popular SA and its consolidate group as well as the proposed appropriation of earnings and social management, all for the FY 2009
		Management	For	For
2.	Approve the supplementary payments paid dividend for the FY 2009 through the partial distribution of the share premium reserve of shares through the delivery of shares of the bank from treasury	Management	For	For
3.	Re-election of Auditors for review and legal audit of the financial statements of the bank and consolidated	Management	For	For
4.
Authorize the bank and its subsidiaries may acquire its own
shares, with in the conditions and maximum extent permitted by law, and to carry out its depreciation from own resources and consequent reduction of share capital
		Management	For	For
5.	Receive the report on the policy of remuneration of members of the Board of Directors and senior management, for an advisory rating	Management	For	For
6.
Approve the delegation of powers to the Board of Directors, with the power of substitution, to the formulation, interpretation, correction and more full execution of the agreements adopted by the general meeting
		Management	For	For

GAS NATURAL SDG SA, BARCELONA
Security	E5499B123	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	20-Apr-2010
ISIN	ES0116870314	Agenda		702298539 - Management
Item	Proposal	Type	Vote	For/Against Management
-
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A-SECOND CALL ON 21
APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting
1	Approve the annual accounts and management report of Gas Natural SDG of 2009	Management	For	For
2	Approve the annual accounts and the Management report of Gas Natural SDG, S.A. consolidated Group, with reference to the FYE 31 DEC 2009	Management	For	For
3	Approve the application of 2009 profits and distribution of dividends	Management	For	For
4	Approve the management of the Board of Directors during FY 2009	Management	For	For
5	Re-appoint the Auditors of the Company and its consolidated group for FY 2010	Management	For	For
6.1	Approve the re-appointment or appointment of Antonio Brufau Niubo as the Board Member	Management	For	For
6.2	Approve the re-appointment or appointment of Enrique Alcantara- Garcia Irazoqui as the Board Member	Management	For	For
6.3	Approve the re-appointment or appointment of Luis Suarez de Lezo Mantilla	Management	For	For
7
Authorize the Board of Directors to issue bonds, debentures and other similar securities, either straight or secured, not convertible into shares, as well as preferred shares, in the form and amount that the general meeting may decide in conformity with the Law, rendering void the authority granted thereto by the general
meeting of Shareholders of 16 MAY 2007, authorize the Company to guarantee the new securities issued by its subsidiary
Companies
		Management	For	For
8
Authorize the Board of Directors to carry out the derivative acquisition of own shares, either directly or via affiliated
Companies of Gas Natural SDG, S.A., under the terms that the general meeting may approve and within the legal limits and
requirements, rendering void the authority granted thereto by the general meeting of shareholders dated 26 JUN 2009
		Management	For	For
9
Authorize the Board of Directors, within a 5 year period, to increase the corporate capital, all at once or in stages, issuing ordinary, preference or redeemable shares with or without voting rights, with or without share premium, up to a maximum amount equivalent to 50%, of the corporate capital, for the amount and at the time that the Board may think fit, excluding, if necessary, the preferential subscription rights, subsequently restating the temporary Article of the Articles of Association, all of the foregoing under the provisions of Section 153.1.b of the Spanish Limited
Companies Act, Ley de Sociedad es Anonimas, rendering void the authority granted thereto by the general meeting of 26 JUN 2009
		Management	For	For
10	Approve the delegation of powers for the execution, construction, development, rectification and implementation of the resolutions adopted by the general meeting	Management	For	For

UNICREDIT SPA, GENOVA
Security	T95132105	Meeting Type		MIX
Ticker Symbol		Meeting Date		20-Apr-2010
ISIN	IT0000064854	Agenda		702327518 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL OF EGM
ON 21 APR 2010 AT 09:00 AM AND A THIRD CALL OF EGM
AND THE SE-COND CALL OF THE AGM ON 22 APR 2010 AT
10:30 AM. CONSEQUENTLY, YOUR VOTING INS-TRUCTIONS
WILL REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK-YOU.
Non-Voting
1.
Presentation of the financial statement as at 31 DEC 2009,
accompanied with the Directors and Auditing Company's Reports;
Board of Statutory Auditors' Report. Presentation of the
consolidated financial statement.
Management
2.	Allocation of the net profit of the year;	Management

PLEASE NOTE THAT ALTHOUGH THERE ARE TWO
CANDIDATE SLEDS TO BE ELECTED AS AUDIT-ORS, THERE
IS ONLY ONE VACANCY AVAILABLE TO BE FILLED AT THE
MEETING. THE STAN-DING INSTRUCTIONS FOR THIS
MEETING WILL BE DISABLED AND, IF YOU CHOOSE, YOU
AR-E REQUIRED TO VOTE FOR ONLY ONE OF THE TWO
AUDITOR SLEDS. THANK YOU.
Non-Voting
3.1
List presented by Fondazione Cassa di Risparmio di Verona,
Vicenza, Belluno e Ancona: Permanemt Auditors: 1. Mr. Cesare
Bisoni, 2. Mr. Vincenzo Nicastro, 3. Mr. Michele Rutigliano, 4. Mrs
Claudia Cattani, and 5. Mr. Alessandro Trotter;  Alternate
Auditors: 1. Mr. Paolo Domenico Sfameni, 2. Mr. Giuseppe
Verrascina
Management
3.2
List presented by Allianz Global Investor Italia Sgr, Aletti Gestielle
SGR Spa, BNP Paribas Asset Management SGR SPA, Eurizon
Capital SGR Spa, Eurizon Capital SA - Eurizon Easy Fund Equity
Europe, Eurizon Easy Fund Equity  Euro, Eurizon Easy Fund
Equity Italy, Eurizon Easy Fund Equity Financial, Fideuram
investimenti SGR SPA, Fideuram Gestions SA, Interfund Sicav,
ARCA SGR SPA, PGGM Global Equity PF Fund, ANIMA SGR
SPA, Mediolanum International Funds - Challenge Funds,
Mediolanum Gestione Fondi SGR SPA, Ersel Asset management
SGR Spa, Stichting Pensioenfonds ABP, Stichting Depositary
APG Developed Markets Equity Pool, representing more than
0.50% of Unicredit stock capital: Permanemt Auditors: 1. Mr.
Maurizio Lauri, 2. Mr. Marco ventoruzzo, 3. Mr. Mario Stella
Richter, 4. Mr. Roberto Lonzar, and 5. Mr. Giuliano Lemme;
Alternate Auditors: 1. Mr. Massimo Livatino, and 2. Mr. Stefano
Zambon.
Shareholder
4.	Determination of the remuneration for the Statutory Auditors, for each year in office, in accordance with Clause 30 of the UniCredit's Articles of Association.	Management
5.	Redefinition of the compensation for the Chairman of the Supervisory Body ex D.Lgs 231/01.	Management
6.	Remuneration policy for the Group.	Management
7.	UniCredit Group Employee Share Ownership Plan 2010.	Management
8.	UniCredit Group Long Term Incentive Plan 2010.	Management
E.1
Delegation to the Board of Directors, under the provisions of section 2443 of the Italian Civil Code, of the authority to resolve, on one or more occasions for a maximum period of one year
starting from the date of the shareholders' resolution, to increase share capital, with the exclusion of subscription rights, as allowed by section 2441.8 of the Italian Civil Code, for a maximum nominal amount of EUR 64,000,000 to service the exercise of options to subscribe to up to 128,000,000 ordinary shares in UniCredit of par value EUR 0.50 each, to be reserved for the Personnel of the
Holding Company and of Group banks and companies who hold
positions of particular importance for the purposes of achieving the Group's overall objectives; consequent amendments to the articles of association.
Management
E.2
Delegation to the Board of Directors, under the provisions of section 2443 of the Italian Civil Code, of the authority to resolve, on one or more occasions for a maximum period of 5 years
starting from the date of the shareholders' resolution, to carry out a free capita' increase, as allowed by section 2349 of the Italian
Civil Code, for a maximum nominal amount of EUR 29,500,000
corresponding to up to 59,000,000 ordinary shares in UniCredit of par value EUR 0.50 each, to be granted to the Personnel of the
Holding Company and of Group banks and companies, who hold
positions of particular importance for the purposes of achieving the Group's overall objectives; consequent amendments to the articles of association.
Management

BLOCKING OF SHARES IS NOT REQUIRED IN THE ITALIAN
MARKET; SPECIFIC POLICIES AT-THE INDIVIDUAL SUB-
CUSTODIANS MAY VARY. UPON RECEIPT OF THE VOTING
INSTRUCTIO-N, IT IS POSSIBLE THAT YOUR SHARES MAY
BE BLOCKED. IF YOU HAVE CONCERNS REGARD-ING YOUR
ACCOUNTS, PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE.
Non-Voting

EIFFAGE SA
Security	F2924U106	Meeting Type		MIX
Ticker Symbol		Meeting Date	21-Apr-2010
ISIN	FR0000130452	Agenda		702299478 - Management
Item	Proposal	Type	Vote	For/Against Management
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
O.1	Approve the financial statements	Management	For	For
O.2	Approve the consolidated financial statements	Management	For	For
O.3	Approve the allocation of income	Management	For	For
O.4	Approve the Agreements pursuant to Article L.225-38 of the Commercial Code	Management	For	For
O.5	Grant the Authorization to the Board of Directors to acquire shares of the Company	Management	For	For
O.6	Approve the renewal of Mr. Jean-Claude Kerboeuf as the Board Member	Management	For	For
O.7	Approve the renewal of Mr. Jean-Francois Roverato as the Board Member	Management	For	For
E.8	Authorize the Board of Directors to cancel treasury shares	Management	For	For
E.9	Authorize the Board of Directors to increase the share capital by issuing shares, securities and equity warrants with preferential subscription rights	Management	For	For
E.10	Authorize the Board of Directors to increase the number of securities issued in the event of surplus demands	Management	For	For
E.11	Authorize the Board of Directors to increase the share capital by issuing shares and securities in remuneration for the contribution in kind	Management	For	For
E.12	Authorize the Board of Directors to allocate options to purchase shares to the employees and officers of the group	Management	For	For
E.13	Authorize the Board of Directors to increase the share capital by issuing shares reserved to employees	Management	For	For
E.14	Powers for the formalities	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING TIME. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLIC-KING ON THE MATERIAL URL LINK: https://balo.journal- officiel.gouv.fr/pdf/2010/-0317/201003171000719.pdf	Non-Voting

REED ELSEVIER P L C
Security	G74570121	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	21-Apr-2010
ISIN	GB00B2B0DG97	Agenda		702302465 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the financial statements	Management	For	For
2	Approve the Directors remuneration report	Management	For	For
3	Declare a final dividend	Management	For	For
4	Re-appoint the Auditors	Management	For	For
5	Approve the Auditors remuneration	Management	For	For
6	Election of Anthony Habgood as a Director	Management	For	For
7	Election of Ben van der Veer as a Director	Management	For	For
8	Re-elect Erik Engstrom as a Director	Management	For	For
9	Re-elect Mark Armour as a Director	Management	For	For
10	Re-elect Robert Polet as a Director	Management	For	For
11	Grant authority to allot shares	Management	For	For
S.12	Approve the disapplication of pre emption rights	Management	For	For
S.13	Grant authority to purchase own shares	Management	For	For
S.14	Approve the notice period for general meetings	Management	For	For
S.15	Approve the Articles of Association	Management	For	For
16	Approve the Reed Elsevier Growth Plan	Management	For	For
17	Approve the Reed Elsevier Bonus Investment Plan 2010	Management	For	For

BUNZL PLC
Security	G16968110	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	21-Apr-2010
ISIN	GB00B0744B38	Agenda		702304419 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the accounts	Management	For	For
2	Declare a final dividend	Management	For	For
3	Re-appointment of Mr. M.J. Roney as a Director	Management	For	For
4	Re-appointment of Dr. U. Wolters as a Director	Management	For	For
5	Re-appointment of Mr. P.G. Rogerson as a Director	Management	For	For
6	Re-appointment of the Auditors and approve the remuneration of the Auditors	Management	For	For
7	Approve the remuneration report	Management	For	For
8	Grant authority to allot shares	Management	For	For
S.9	Grant authority to allot shares for cash	Management	For	For
S.10	Authorize the Company to purchase its own shares	Management	For	For
S.11	Approve the notice of general meetings	Management	For	For
S.12	Amend the Articles of Association	Management	For	For

KOC HLDG
Security	M63751107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	21-Apr-2010
ISIN	TRAKCHOL91Q8	Agenda		702315272 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: POWER
OF ATTORNEY (POA) REQUIRMENTS-VARY BY CUSTODIAN.
GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
WOULD-ELIMINATE THE NEED FOR THE INDIVIDUAL
BENEFICIAL OWNER POA. IN THE ABSENCE OF-THIS
ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER POA
MAY BE REQUIRED. IF YOU-HAVE ANY QUESTIONS PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
THANK-YOU.
Non-Voting
1	Opening and forming the presidency of Board	Management	For	For
2	Receive the reports of Board Members, Auditors and the independent audit firm; approve the financial statements	Management	For	For
3	Approve the amendments of Board Members	Management	For	For
4	Approve that release of Board Members and Auditors	Management	For	For
5	Approve to take a decision for amendments on items 4, 7, 8, 32 and temporary item	Management	For	For
6	Approve to inform the shareholders about dividend distribution policy	Management	For	For
7	Approve the dividend distribution and its pay date	Management	For	For
8	Approve to inform the shareholders about information policy	Management	For	For
9	Approve to inform the shareholders about given collaterals, mortgages, pawns and pledges	Management	For	For
10	Approve the independent audit firm	Management	For	For
11	Approve to determine the numbers and terms of office of Board Members and their election	Management	For	For
12	Approve to determine the numbers of Auditors and their election	Management	For	For
13	Approve to determine the wages of Board Members and Auditors	Management	For	For
14	Approve to inform the shareholders about donations	Management	For	For
15	Approve to permit the Board Members as per items 334 and 335 of Turkish Commercial Code	Management	For	For
16	Authorize the Board Members to sign the Minutes of meeting	Management	For	For
17	Wishes	Management	For	For

ABSA GROUP LTD
Security	S0269J708	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	21-Apr-2010
ISIN	ZAE000067237	Agenda		702338573 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the Group's and the Company's audited financial statements for the YE 31 DEC 2009	Management	For	For
2.	Approve to sanction the proposed remuneration payable to Non- Executive Directors from 01 MAY 2010, as specified	Management	For	For
3.	Re-appointment of PricewaterhouseCoopers Inc. and Ernst & Young Inc. as the Auditors of the Company until the conclusion of the next AGM	Management	For	For
4.1	Re-elect of D. C. Brink as a Director of the Company	Management	For	For
4.2	Re-elect of B. P. Connellan as a Director of the Company	Management	For	For
4.3	Re-elect of G. Griffin as a Director of the Company	Management	For	For
4.4	Re-elect of D. C. Arnold as a Director of the Company	Management	For	For
4.5	Re-elect of S. A. Fakie as a Director of the Company	Management	For	For
4.6	Re-elect of L. L. Von Zeuner as a Director of the Company	Management	For	For
4.7	Re-elect of B. J. Willemse as a Director of the Company	Management	For	For
4.8	Re-elect of R. Le Blanc as a Director of the Company	Management	For	For
4.9	Re-elect of M. J. Husain as a Director of the Company	Management	For	For
4.10	Re-elect of S. G. Pretorius as a Director of the Company	Management	For	For
5.	Appointment of D. W. P. Hodnett as a Director of the Company on 01 MAR 2010	Management	For	For
6.
Authorize the Directors, in terms of Sections 221 and 222 of the
Companies Act no 61 of 1973, as amended (the Companies Act), in order to provide the directors with flexibility to issue the unissued ordinary shares as and when suitable situations arise authorized but unissued ordinary shares of the Company (other than those specifically identified and authorized for issue in terms of any other authority by shareholders) are hereby placed under the control of the Directors subject to any applicable legislation and the Listings Requirements of the JSE Limited (JSE) from time to time and any other stock exchange upon which ordinary shares in the capital of the Company may be quoted or listed from time to time to allot and.issue those ordinary shares on any such terms and conditions as they deem fit, subject to the proviso that the aggregate number of ordinary shares able to be allotted and
issued in terms of this resolution shall be limited to 5% of the number of ordinary shares in issue as at 31 DEC 2009 the
maximum number of shares that can be allotted and issued in
terms of the above is 35,910,502 ordinary shares being 5% of the
718,210,043 ordinary shares in issue as at 31 DEC 2009
		Management	For	For
S.7
Authorize the Company, in terms of Section 85 of the Companies
Act or any subsidiary of the Company, the Company's Articles of
Association and the JSE Listings Requirements from time to time and any other stock exchange upon which the securities in the capital of the Company may be quoted or listed from time to time, repurchase ordinary shares issued by the Company; and may be varied by a special resolution by any general meeting of the
		Management	For	For

Company at any time prior to the next AGM it is recorded that the
Company or any subsidiary of the Company may only make a
general repurchase of ordinary shares if the repurchase of
ordinary shares is effected through the order book operated by the
JSE trading system and is done without any prior understanding or arrangement between the Company or the relevant subsidiary and the counterparty; the Company or the relevant subsidiary is authorized thereto by its Articles of Association; and in terms of a special resolution of the Company or the relevant subsidiary in general meeting; repurchases are made at a price no greater than
10% the volume weighted average of the market value for the
ordinary shares for the 5 business days immediately preceding the date on which the repurchase is effected; at any point in time, the
Company or the relevant subsidiary may only appoint one agent to effect any repurchases on the Company's behalf; the Company or the relevant subsidiary only undertake repurchases if, after such repurchase, the Company still complies with shareholder-spread requirements in terms of the JSE Listings Requirements; the
Company or the relevant subsidiary does not repurchase
securities during a prohibited period defined in terms of the JSE
Listings Requirements, unless it has a repurchase programme
where the dates and quantities of securities to be traded during the relevant period are fixed (not subject to any variation) and full details of the programme have been disclosed in an
announcement on SENS prior to the commencement of the
prohibited period; a paid press announcement containing full details of such repurchases is published as soon as the Company has repurchased ordinary shares constituting, on a cumulative basis, 3% of the number of securities in issue prior to the
repurchases and for each 3%, on a cumulative basis, thereafter;
and the general repurchase of any ordinary shares is
(notwithstanding the 20% limit in the JSE Listings Requirements)
limited to a maximum of 10% of the Company's issued ordinary share capital in any one FY, in terms of the general authority given under this special resolution any acquisition of ordinary shares shall be subject to: the Companies Act; the JSE Listings
Requirements and any other applicable stock exchange rules, as may be amended from time to time; and the sanction of any other relevant authority whose approval is required in law, after having considered the effect of any repurchases of ordinary shares
pursuant to this general authority the Directors of the Company in terms of the Companies Act, 1973, and the JSE Listings
Requirements confirm that, they will not, undertake such
repurchase of ordinary shares unless: the Company and the
Group would be able to repay their debts in the ordinary course of business for the period of 12 months after the date of the notice of the AGM; the assets of the Company and the Group, fairly valued in accordance with International Financial Reporting Standards and the Company's accounting policies used in the latest audited
Group financial statements, will be in excess of the liabilities of the
Company and the Group for the period of 12 months after the date of the notice of the AGM; Absa Group Limited annual report for the YE 31 DEC 2009 ; the Company and the Group will have
adequate capital and reserves for ordinary business purposes for the period of 12 months after the date of the notice of the AGM;
and the working capital of the Company and the Group will be adequate for ordinary business purposes for the period of 12 months after the date of the notice of the AGM, the Company
undertakes that it will not enter the market to repurchase the
Company's securities, in terms of this general authority, until such time as the Company's sponsor has provided written confirmation to the JSE regarding the adequacy of the Company's working
capital in accordance with Schedule 25 of the JSE Listings
Requirements, the maximum number of shares that can be
repurchased under this authority amounts to 71,821,004 ordinary shares (10%) of 718, 210,043 ordinary shares in issue as at 31
DEC 2009 [Authority expires the earlier of conclusion until the next
AGM]

DANONE, PARIS
Security	F12033134	Meeting Type		MIX
Ticker Symbol		Meeting Date	22-Apr-2010
ISIN	FR0000120644	Agenda		702273145 - Management
Item	Proposal	Type	Vote	For/Against Management
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners: Proxy Cards: Voting-instructions will be forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL-LINK-https://balo.journal- officiel.gouv.fr/pdf/2010/0301/201003011000503.pdf	Non-Voting
O.1	Approve the Company's financial statements for the FYE on 31 DEC 2009	Management	For	For
O.2	Approve the consolidated financial statements for the FYE on 31 DEC 2009	Management	For	For
O.3	Approve the allocation of income for the FYE on 31 DEC 2009 and setting of the dividend at EUR 1.20 per share	Management	For	For
O.4	Approve the renewal of Mr. Franck RIBOUD's term as a Board member	Management	For	For
O.5	Approve the renewal of Mr. Emmanuel FABER's term as a Board member	Management	For	For
O.6	Approve the renewal of the Company PricewaterhouseCoopers Audit as a permanent Statutory Auditor	Management	For	For
O.7	Appointment of the Cabinet Ernst & Young et Autres as a permanent Statutory	Management	For	For
O.8	Appointment of Mr. Yves NICOLAS as a substitute Statutory Auditor	Management	For	For
O.9	Appointment of the Company Auditex as a substitute Statutory Auditor	Management	For	For
O.10	Approve the agreements under the Statutory Auditors' special report	Management	For	For
O.11	Approve the agreements and Undertakings pursuant to Articles L. 225-38 and L. 225-42-1 of the Commercial Code relating to Mr. Franck RIBOUD	Management	For	For
O.12	Approve the agreements and Undertakings pursuant to Articles L. 225-38 and L. 225-42-1 of the Commercial Code relating to Mr. Emmanuel FABER	Management	For	For
O.13	Approve the agreements and Undertakings pursuant to Articles L. 225-38 and L. 225-42-1 of the Commercial Code relating to Mr. Bernard HOURS	Management	For	For
O.14	Authorize the Board of Directors to purchase, hold or transfer Company's shares	Management	For	For
E.15	Authorize the Board of Directors to carry out allocations of Company's existing shares or to be issued	Management	For	For
E.16	Amend Article 26 II of the Statutes relating to the limitation of the voting rights	Management	For	For
E.17	Grant powers for the formalities	Management	For	For

SCHNEIDER ELECTRIC SA, RUEIL MALMAISON
Security	F86921107	Meeting Type		MIX
Ticker Symbol		Meeting Date	22-Apr-2010
ISIN	FR0000121972	Agenda		702275543 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE	Non-Voting

"French Resident Shareowners must complete, sign and forward the Proxy Card di-rectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions The following ap-plies to Non-
Resident Shareowners: Proxy Cards: Voting instructions will be fo-
rwarded to the Global Custodians that have become Registered
Intermediaries, o-n the Vote Deadline Date. In capacity as
Registered Intermediary, the Global C-ustodian will sign the Proxy
Card and forward to the local custodian. If you a-re unsure
whether your Global Custodian acts as Registered Intermediary, pleas-e contact your representative"
Non-Voting
1.	Approve the Company's accounts for the year 2009	Management	For	For
2.	Approve the consolidated accounts for the year 2009	Management	For	For
3.	Approve the allocation of income for the year, setting of the dividend and option of dividend payment in shares	Management	For	For
4.	Approve the report on regulated agreements and commitments concluded in 2009 or during previous years	Management	For	For
5.	Approve the profit by M. Emmanuel Babeau under the additional pension scheme for French Directors in the Group	Management	For	For
6.	Approve to renew the mandate of a member of the Board of Directors, M. Henri Lachmann	Management	For	For
7.	Approve to renew the mandate of a member of the Board of Directors, M. Serge Weinberg	Management	For	For
8.	Approve to renew the mandate of a member of the Board of Directors, M. Gerard Martiniere	Management	For	For
9.	Approve to renew the mandate of a member of the Board of Directors, M. Noel Forgeard	Management	For	For
10.	Approve to renew the mandate of a member of the Board of Directors, Mme. Cathy Kopp	Management	For	For
11.	Approve to renew the mandate of a member of the Board of Directors, M. James Ross	Management	For	For
12.	Approve to renew the appointment of the Ernst and Young ET Autre's as Statutory Auditor for a 6 year period	Management	For	For
13.	Appointment of the Ernst and Young ET Autre's as a Deputy Auditor of the Company, the Company Auditex for a 6 year period	Management	For	For
14.	Approve to renew the appointment of the Company Mazars as the Statutory Auditor for a 6 year period	Management	For	For
15.	Appointment of the 'Mazars', Mr. Thierry Blanchetier as the Deputy Auditor of the Company for A 6-year period	Management	For	For
16.	Authorize the company to purchase its own shares: maximum share price EUR 100	Management	For	For
E.17
Authorize the Board of Directors to decide, with a view to
increasing, with suppression of the preferential subscription right, and as part of an odder as specified in II of Article L. 411-2 of the
Code Monetaire et Financier [Monetary and Financial Code],
capital stock within a nominal limit of 100 million Euros [5% of capital stock], through the issue of ordinary shares or any financial security, granting access to capital stock by the company or one of its subsidiaries, whose issue price will be set by the Board of
Directors in accordance with the procedures determined by the
General Meeting of the Shareholders
		Management	For	For
E.18	Authorize the Board of Directors to increase capital stock reserved for employees who belong to the Company Savings Plan	Management	For	For
E.19	Approve the increase in capital stock reserved for one category of beneficiaries: in favour of employees of foreign companies within the Group: either directly, or via entities acting on their behalf	Management	For	For
E.20	Powers for formalities	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN RESOLUTIONS TYPE. IF YOU-HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS Y-OU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

RIO TINTO LTD
Security	Q81437107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Apr-2010
ISIN	AU000000RIO1	Agenda		702293868 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the Company's financial report and the reports of the Directors and the Auditors for the YE 31 DEC 2009	Management	For	For
2	Approve the remuneration report for the YE 31 DEC 2009 as specified	Management	For	For
3	Election of Robert Brown as a Director	Management	For	For
4	Election of Ann Godbehere as a Director	Management	For	For
5	Election of Sam Walsh as a Director	Management	For	For
6	Re-elect Guy Elliott as a Director	Management	For	For
7	Re-elect Michael Fitzpatrick as a Director	Management	For	For
8	Re-elect Lord Kerr as a Director	Management	For	For
9
Re-appoint PricewaterhouseCoopers LLP as the Auditors of Rio
Tinto plc to hold office until the conclusion of the next AGM at which accounts are laid before Rio Tinto plc and authorize the
Audit committee to determine the Auditors' remuneration
		Management	For	For
S.10
Grant authority to buybacks by Rio Tinto Limited of fully paid ordinary shares in Rio Tinto Limited  Ordinary Shares  in the period following this approval until  and including  the date of the
Rio Tinto Limited 2011 AGM or 21 APR 2011  whichever is the
later : (a) under one or more off-market buyback tender schemes in accordance with the terms as specified; and (b) pursuant to on-
market buybacks by Rio Tinto Limited in accordance with the
Listing Rules of the Australian Securities Exchange, but only to the extent that the number of Ordinary Shares bought back
pursuant to the authority in this resolution, whether under any
Buyback Tenders or pursuant to any on-market buybacks, does
not in that period exceed 43.5 million Ordinary Shares
		Management	For	For
S.11
Grant authority to buybacks by Rio Tinto Limited of Ordinary
Shares from Tinto Holdings Australia Pty Limited  THA  in the period following this approval until  and including  the date of the
Rio Tinto Limited 2011 AGM or 21 APR 2011  whichever is the
later  upon the terms and subject to the conditions set out in the draft buyback agreement between Rio Tinto Limited and THA
entitled 2010 RTL-THA Agreement , as specified
		Management	For	For

ANGLO AMERN PLC
Security	G03764134	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Apr-2010
ISIN	GB00B1XZS820	Agenda		702293882 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the financial statements of the Company and the group and the reports of the Directors and Auditors for the YE 31 DEC 2009	Management	For	For
2	Election of Sir Philip Hampton as a Director of the Company	Management	For	For
3	Election of Ray O'Rourke as a Director of the Company	Management	For	For
4	Election of Sir John Parker as a Director of the Company	Management	For	For
5	Election of Jack Thompson as a Director of the Company	Management	For	For
6	Re-election of Cynthia Carroll as a Director of the Company	Management	For	For
7	Re-election of Nicky Oppenheimer as a Director of the Company	Management	For	For
8	Re-appointment of Deloitte LLP as the Auditors of the Company for the ensuing year	Management	For	For
9	Authorize the Directors to determine the remuneration of the Auditors	Management	For	For
10	Approve the Director's remuneration report for the YE 31 DEC 2009 set out in the annual report	Management	For	For
11
Approve that the authority conferred on the Directors by Article 9.2
of the Company's new Articles  as defined in Resolution 14   to be
adopted at the conclusion of this AGM pursuant to Resolution 14 be renewed upon the new Articles becoming effective for the
period ending at the end of the AGM in 2011 or on 30 JUN 2011, whichever is the earlier and for such period the Section 551 amount shall be USD 72.3 million; such authority shall be in substitution for all previous authorities pursuant to section 551 of the Companies Act 2006
		Management	For	For
S.12
Approve, subject to the passing of Resolution 11 above, to renew the power conferred on the Directors by Article 9.3 of the
Company's New Articles  to be adopted at the conclusion of the
AGM pursuant to Resolution 14  upon the New Articles becoming effective for the period referred to in such resolution and for such period the Section 561 amount shall be USD 36.1 million; such authority shall be in substitution for all previous powers pursuant to Section 561 of the Companies Act 2006
		Management	For	For
S.13
Authorize the Company, pursuant to Section 701 of the
Companies Act 2006, to make market purchases  with in the
meaning of Section 693 of the Companies Act 2006  of ordinary shares of 54 86/91 US cents each in the capital of the Company provided that, the maximum number of ordinary shares of 54
86/31 US cents each in the capital of the Company to be acquired is 197.3 million, at a minimum price which may be paid for an ordinary share is 54 86/91 US cents and the maximum price which may be paid for an ordinary share is an amount equal to the
higher of 105% of the average of the middle market quotation for an ordinary share, as derived from the London Stock Exchange
Daily Official List, CONTD
		Management	For	For
-
CONTD for the 5 business days immediately preceding the day on which such-ordinary share is contracted to be purchased and the highest current bid as-stipulated by Article 5(1) of the Buy-back and stabilization regulations-2003;  Authority expires at the conclusion of the AGM of the Company in 2011-except in relation to the purchase of ordinary shares the contract for which-was concluded before the expiry of such authority and which might be executed-wholly or partly after such expiry  unless such authority is renewed prior to-such time
Non-Voting
S.14
Amend the Articles of Association of the Company by deleting all the provisions of the Company's Memorandum of Association by virtue of Section 28 of the Companies Act 2006, are to be treated as provisions of the Company's Articles of Association; and adopt the Articles of Association of the Company to the meeting and initialed by the Chairman of the meeting for the purpose of
identification  the 'New Articles'  in substitution for, and to the exclusion of the existing Articles of Association
		Management	For	For
S.15	Approve that a general meeting other than the AGM may be called on not less than 14 clear days' notice	Management	For	For

BANK OF EAST ASIA LTD, HONG KONG
Security	Y06942109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Apr-2010
ISIN	HK0023000190	Agenda		702298236 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR" OR "AGAINST" FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Adopt the audited accounts and the report of the Directors and the Independent Auditor's report for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend of HKD 0.48 per share with scrip option for the YE 31 DEC 2009	Management	For	For
3.a	Re-elect Dr. The Hon. Sir David Li Kwok-po as a Director	Management	For	For
3.b	Re-elect Dr. Allan WONG Chi-yun as a Director	Management	For	For
3.c	Re-elect Mr. Aubrey Li Kwok-sing as a Director	Management	For	For
3.d	Re-elect Mr. Winston LO Yau-lai as a Director	Management	For	For
3.e	Re-elect Tan Sri Dr. KHOO Kay-peng as a Director	Management	For	For
3.f	Re-elect Mr. Stephen Charles Li Kwok-sze as a Director	Management	For	For
4	Re-appoint KPMG as the Auditors of the Bank and authorize the Directors to fix their remuneration	Management	For	For
5
Approve to increase the authorized capital of the Bank from HKD
6,500,000,000 divided into 2,600,000,000 ordinary shares of HKD
2.50 each and USD 500,000,000 divided into 500,000 Substitute
Preference Shares of USD 1,000 each to HKD 10,000,000,000
divided into 4,000,000,000 ordinary shares of HKD 2.50 each and
USD 500,000,000 divided into 500,000 Substitute Preference
Shares of USD 1,000 each by the creation of an additional
1,400,000,000 ordinary shares of HKD 2.50 each
		Management	For	For
6
Authorize the Directors, to allot, issue and dispose of additional shares of the Bank and make or grant offers, agreements, options or warrants during and after the relevant period, not exceeding
10% of the aggregate nominal amount of the issued share capital of the Bank as at the date of this Resolution, other than pursuant to: i) a rights issue; ii) the exercise of any share option scheme or similar arrangement adopted for the grant or issue to the
employees of the Bank and its subsidiaries of shares or rights to acquire shares of the Bank; iii) any scrip dividend or similar arrangement in accordance with the Articles of Association of the
Bank;  Authority expires the earlier of the conclusion of the next
AGM of the Bank or the expiration of the period with in which the next AGM of the Bank is required by law to be held
		Management	For	For
7
Authorize the Directors, to repurchase ordinary shares of HKD
2.50 each in the capital of the Bank during the relevant period, in accordance with all applicable laws and regulations of the Rules
Governing the Listing of Securities on The Stock Exchange of
Hong Kong Limited or any other stock exchange as amended from time to time, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Bank;  Authority expires the earlier of the conclusion of the next AGM of the Bank or the expiration of the period with in which the next AGM of the Bank is required by law to be held
		Management	For	For
8
Approve, conditional on the passing of Resolutions 6 and 7  as specified , to extend the general mandate granted to the Directors to allot shares pursuant to Resolution 6, by adding to the
aggregate nominal amount of the share capital which may be
allotted or agreed to be allotted by the Directors pursuant to such general mandate an amount representing the aggregate nominal amount of the share capital of the Bank repurchased by the Bank pursuant to Resolution 7  as specified
		Management	For	For

HONG KONG EXCHANGES AND CLEARING LTD
Security	Y3506N139	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Apr-2010
ISIN	HK0388045442	Agenda		702323142 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	Receive the Audited Accounts for the YE 31 December 2009 together with the Reports of the Directors and the Auditor thereon	Management	For	For
2	Declare a final dividend of HKD 2.09 per share	Management	For	For
3.a	Election of Mr. John Estmond Strickland as a Director	Management	For	For
3.b	Election of Mr. WONG Sai Hung, Oscar as a Director	Management	For	For
4	Re-appoint PricewaterhouseCoopers as the Auditor of HKEx and authorize the Directors to fix their remuneration	Management	For	For
5
Authorize the Directors of HKEx to exercise during the Relevant
Period  as hereinafter defined  to repurchase shares of HKEx on the Stock Exchange or on any other stock exchange on which the shares of HKEx may be listed and which is recognised by the
Securities and Futures Commission and the Stock Exchange for
this purpose, subject to and in accordance with all applicable laws and/or the requirements of the Rules Governing the Listing of
Securities on The Stock Exchange of Hong Kong Limited or of any
other stock exchange as amended from time to time, provided that the aggregate nominal amount of shares so purchased shall not exceed 10% of the .Contd
		Management	For	For
-
.Contd aggregate nominal amount of the share capital of HKEx in issue at the-date of the passing of this Resolution, and the said mandate shall be limited-accordingly;  Authority expires the earlier of the conclusion of the next AGM-of the HKEx or the expiration of the period within which the next AGM of the-HKEx is required By
Law to be held
Non-Voting
6.A
Approve to determine, the remuneration of HKD 500,000 and HKD
350,000 respectively be payable to the Chairman and each of the other Non-Executive Directors of HKEx for the period from the conclusion of each AGM of HKEx to the conclusion of the AGM of
HKEx to be held in the immediately following year, provided that such remuneration be payable in proportion to the period of
service in the case of a Director who has not served the entire period
		Management	For	For
6.B
Approve to determine, in addition to the remuneration of HKD
50,000, an attendance fee of HKD 2,500 per meeting be payable to the Chairman and every member  excluding executive Director of the Executive Committee, Audit Committee, Remuneration
Committee and Investment Advisory Committee of HKEx for the
period from the conclusion of each AGM of HKEx to the
conclusion of the AGM of HKEx to be held in the immediately
following year, provided that such remuneration be payable in proportion to the period of service in the case of a committee member who has not served the entire period
		Management	For	For
S.7
Amend the Articles 90(1), 90(1A), 90(2)Article 93, 102, 108(1),
139(3), 142(1), 146, 157 of the Articles of Association of HKEx be
deleted in their entirety and replaced by the following: as
specified, subject to the written approval of the Securities and
Futures Commission pursuant to Section 67 of the Securities and
Futures Ordinance, the Articles of Association of HKEx
		Management	For	For

ASSA ABLOY AB, STOCKHOLM
Security	W0817X105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Apr-2010
ISIN	SE0000255648	Agenda		702333636 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY [POA]
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE OPTION IN SWEDEN. THANK YOU.	Non-Voting
1.	Opening of the meeting	Non-Voting
2.	Election of Gustaf Douglas as the Chairman of the AGM	Non-Voting
3.	Preparation and approval of the voting list	Non-Voting
4.	Approval of the agenda	Non-Voting
5.	Election of 1 or 2 persons to approve the minutes	Non-Voting
6.	Determination of compliance with the rules of convocation	Non-Voting
7.	Report by the President and Chief Executive Officer, Mr. Johan Molin	Non-Voting
8.
Presentation of a) the annual report and the Auditor's report and the consolid-ated financial statements, b) the Group Auditor's report regarding whether the-re has been compliance with the remuneration guidelines adopted on the 2009 AG-M, c) the
Board's proposal to share dividend and motivated statement
Non-Voting
9.A	Adopt the statement of income and the balance sheet and the consolidated statement of income and the consolidated balance sheet	Management	For	For
9.B
Declare a dividend of SEK 3.60 per share; approve 27 APR 2010 as record date for the dividend; if the AGM resolves in accordance with the proposal, the dividend is expected to distributed by
Euroclear Sweden AB on 30 APR 2010
		Management	For	For
9.C	Grant discharge from liability to the Board of Directors and the Chief Executive Officer	Management	For	For
10.	Approve to establish the number of Board Members at nine	Management	For	For
11.
Approve that the fees to the Board of Directors shall amount to a total of SEK 4,050,000 [remuneration for Committee work not
included] to be distributed among the Members as follows: SEK
900,000 to the Chairman, SEK 450,000 to each of the other Board
Members who are not employed by the Company; as
consideration for the committee work, the Chairman of the Audit
Committee shall receive SEK 200,000, the Chairman of the
Remuneration Committee receive SEK 100,000, Members of the
Audit Committee each SEK 100,000 and the Members of the
Remuneration Committee each SEK 50,000; fees to the Auditors according to the contract
		Management	For	For
12.
Re-elect Messrs. Gustaf Douglas, Carl Douglas, Jorma Halonen,
Birgitta Klasen, Eva Lindqvist, Johan Molin, Sven-Christer Nilsson,
Lars Renstrom and Ulrik Svensson as the Board Members; and
Mr. Gustaf Douglas as the Chairman of the Board; re-elect
PricewaterhouseCoopers AB as the Auditors for a period of 4
years until the AGM of 2014
		Management	For	For
13.
Election of the Members of the Nomination Committee and
approve the establishment of the assignment of the Nomination
Committee: the Nomination Committee shall have five members, who, up to and including the AGM 2011, shall be Mikael Ekdahl
[Melker Scho rling AB], Gustaf Douglas [Investment AB Latour and Saki], Liselott Ledin [Alecta], Marianne Nilsson [Swedbank
Robur Funds] and Per-Erik Mohlin [SEB Fonder/SEB Trygg Liv];
Mikael Ekdahl shall be appointed Chairman of the Nomination
Committee; if a shareholder represented by a member of the
Nomination Committee no longer is one of the major shareholders of ASSA ABLOY AB, the Nomination Committee shall be entitled to nominate another representative among the major shareholders to replace such a Member; the same shall apply if a member of the Nomination Committee no longer is employed by such a
shareholder or for any other reason should leave the Nomination
Committee before the AGM 2011; the Nomination Committee
shall, before the AGM 2011, prepare and submit proposals for, election of Chairman of the AGM , election of Chairman and other members of the Board of Directors, fees to the Board of Directors
[including distribution of fees among the Chairman and the other
Board members and remuneration for committee work]
		Management	For	For
14.	Approve the specified guidelines for remuneration to the Senior Management	Management	For	For
15.
Authorize the Board of Directors, on one or more occasions, to repurchase Series B shares in the Company for the period up until the next AGM; the repurchase shall maximum comprise so many
Series B shares that the Company's holding does not at any time exceed 10% of the total number of shares in the Company; the repurchase of shares shall take place on NASDAQ OMX
Stockholm; the repurchase of the shares on NASDAQ OMX
Stockholm may only occur at a price within the share price interval registered at that time, where share price interval means the difference between the highest buying price and the lowest selling price; payment of the shares shall be made in cash; furthermore, authorize the Board of Directors, on one or more occasions, to transfer Series B shares in the Company for the period up until the next AGM, on NASDAQ OMX Stockholm or in connection with
acquisitions of companies or businesses; the transfer of Series B
		Management	For	For

shares on NASDAQ OMX Stockholm may only occur at a price
within the share price interval registered at that time, where share price interval means the difference between the highest buying price and the lowest selling price; the authorization includes the right to resolve on deviation of the preferential rights of
shareholders and that payment may be made in other forms than cash

16.	Approve to implement a Long Term Incentive Programme for Senior Executives and key employees within the ASSA ABLOY Group [LTI 2010] as specified	Management	For	For
17.	Closing of the Meeting	Non-Voting

UNIONE DI BANCHE ITALIANE SCPA, BERGAMO
Security	T1681V104	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	23-Apr-2010
ISIN	IT0003487029	Agenda		702301716 - Management
Item	Proposal	Type	Vote	For/Against Management
-
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 24
APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. PLEASE BE ALSO ADVISED THAT Y-OUR
SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR
THE MEETING IS CANCELLED-. THANK YOU.
Non-Voting
1
Approve the allocation and distribution of profits, after first presenting the separate and consolidated financial statements as at and for the YE 31 DEC 2009, pursuant to Article 22, paragraph
2, letter D of the Corporate bylaws
		Management	For	For
2	Authorize the Management Board concerning Treasury Shares	Management	For	For
3
Appointment of the Members of the Supervisory Board and of the
Chairman and the Senior Deputy Chairman for the FY
2010/2011/2012, in accordance with the provisions of Article 45 of the Corporate by laws and determination of their remuneration in accordance with Article 22 of the Corporate bylaws
		Management	For	For
4
Approve the report to the shareholders on group remuneration and Incentive Policies for remuneration policies for members of the Management Board the medium to long term Incentive Plan
based on the performance of the UBI BANCA share as part of the remuneration policies for UBI BANCA and group employees
		Management	For	For

GRUPO FINANCIERO BANORTE S A B DE C V
Security	P49501201	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	23-Apr-2010
ISIN	MXP370711014	Agenda		702345592 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the report that are referred to in part IV of Article 28 of the securities Market Law, for the FYE on 31 DEC 2009	Management	For	For
2	Approve the allocation of profit	Management	For	For
3	Approve to pay cash dividend in the amount of MXN 0.17 per share	Management	For	For
4	Approve the designation of the Members of the Board of Directors of the Company and classification of their independence	Management	For	For
5	Approve to determine the compensation for the Members of the Board of Directors	Management	For	For
6	Approve designation of the Members of the audit and corporate practices committee	Management	For	For
7
Receive the report from the Board of Directors regarding the transactions carried out with shares of the Company during 2009, as well as the maximum amount of funds that can be allocated to the purchase of shares of the Company for the 2010 FY
		Management	For	For
8	Approve the designation of a delegate or delegates to formalize and carry out if relevant, the resolutions passed by the meeting	Management	For	For
9	Approve the drafting, reading and the meeting minutes	Management	For	For

ASSICURAZIONI GENERALI SPA, TRIESTE
Security	T05040109	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date		24-Apr-2010
ISIN	IT0000062072	Agenda		702345578 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID  671647  DUE TO RECEIPT OF-DIRECTOR NAMES ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED-AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 24
APR 2010 FOR ORDINARY BUSINESS. CONSEQUENTLY,
YOUR VOTING INST-RUCTIONS WILL REMAIN VALID FOR
ALL CALLS UNLESS THE AGENDA IS AMENDED. PLEASE-BE
ALSO ADVISED THAT YOUR SHARES WILL BE BLOCKED
UNTIL THE QUORUM IS MET OR TH-E MEETING IS
CANCELLED. THANK YOU.
Non-Voting
1	Approve the balance sheet as of 31 DEC 2009 and profit allocation; resolutions related there to	Management

PLEASE NOTE THAT, ALTHOUGH THERE ARE 2 PROPOSALS
UNDER RESOLUTION 2 FOR APPROV-AL, YOU CAN VOTE
FOR OR AGAISNT ON ONLY 1 AND MUST VOTE ABSTAIN ON
THE OTHER R-ESOLUTION. THE STANDING INSTRUCTIONS
FOR THIS MEETING WILL BE DISABLED. THANK-YOU.
Non-Voting
2.1
Appointment of  Mr. Cesare Geronzi, Mr. Vincent Bollore,  Mr.
Alberto Nicola Nagel, Mr. Giovanni Perissinotto, Mr. Sergio
Balbinot, Mrs. Ana Patricia Botin, Mr. Francesco Gaetano
Caltagirone, Mr. Diego Della Valle, Mr. Leonardo Del Vecchio, Mr.
Petr Kellner, Mr. Angelo Miglietta, Mr. Alessandro Pedersoli, Mr.
Lorenzo Pelliccioli, Mr. Reinfried Pohl, Mr. Paolo Scaroni, Mr.
Francesco Saverio Vinci, Mr. Giovanni Crostarosa Guicciardi, Mr.
Mario Ragusa, Mr. Ugo Rock as the Board of Directors for year
2010, 2011 and 2012 upon statement of Directors
Shareholder
2.2	Appointment of Mr. Calari Cesare, Mr. Carraro Carlo and Mrs. Sapienza Paola as the Board of Directors of the Company for years 2010, 2011 and 2012	Shareholder
3.	Approve to state Director's emolument for the financial years 2010, 2011 and 2012, as per Article 2389 of the Civil Code and Article 19 of the By-Law	Management
4.	Grant authority to draw up an insurance policy to cover managerial risks; resolutions related thereto	Management
5.
Approve the Incentive Plan of Gruppo generali management, as per Article 114, item 2 law decree No. 58 of 24 FEB 1998 and related authorization to buy and sell own shares to support the above mentioned plan; resolutions related thereto
Management

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

ABERTIS INFRAESTRUCTURAS SA, BARCELONA
Security	E0003D111	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	26-Apr-2010
ISIN	ES0111845014	Agenda		702305726 - Management
Item	Proposal	Type	Vote	For/Against Management
-
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A-SECOND CALL ON 27
APR 2010 CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN-VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting
1	Approve the annual accounts, management report and the retribution policy report	Management	For	For
2	Approve to increase the social capital charged to the premium issue with the modification of the Article 5 of the By-laws	Management	For	For
3	Approve the delegation in the Board members and the faculty to increase the social capital until 50p of the social for 5 years	Management	For	For
4	Re-elect the Board members	Management	For	For
5	Appoint the Auditors	Management	For	For
6	Approve the delivery shares Plan 2010 and options over shares plan 2010	Management	For	For
7	Authorize the Board members to purchase own shares	Management	For	For
8	Approve the delegation of the Board members to issue stock, bonds and fixed income valuables convertibles	Management	For	For
9	Approve the delegation of Powers	Management	For	For

SVENSKA CELLULOSA AKTIEBOLAGET SCA
Security	W90152120	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-Apr-2010
ISIN	SE0000112724	Agenda		702309700 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
-	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID-VOTE OPTION. THANK YOU	Non-Voting
1	Opening of the meeting and election of Sven Unger, attorney at law, as the Chairman of the AGM	Management	For	For
2	Approve the voting list	Management	For	For
3	Election of two persons to check the minutes	Management	For	For
4	Approve to determine whether the meeting has been duly convened	Management	For	For
5	Approve the agenda	Management	For	For
6	Presentation of the annual report and the Auditor's report and the- consolidated financial statements and the Auditor's report on the- consolidated financial statements	Non-Voting
7	Approve the speeches by the Chairman of the Board of Directors and the President	Management	For	For
8.A	Adopt the income statement and balance sheet, and of the consolidated income statement and the consolidated balance sheet	Management	For	For
8.B
Approve the appropriations of the Company's earnings under the adopted balance sheet and record date for dividend, a dividend of
SEK 3.70 per share and that the record date for the dividend be
Thursday, 29 APR 2010; and payment through Euroclear Sweden
AB is estimated to be made on Tuesday, 4 MAY 2010
		Management	For	For
8.C	Grant discharge from personal liability of the Directors and the President	Management	For	For
9	Approve the Eight number of Directors and no Deputy Directors	Management	For	For
10
Approve that the remuneration to each Director elected by the meeting and who is not employed by the Company shall be SEK
450,000 and the Chairman of the Board of Directors is to receive
SEK 1,350,000. Members of the Remuneration Committee are to
receive additional remuneration of SEK 75,000 and Members of the Audit Committee are to receive additional remuneration of
SEK 100,000; The Chairman of the Audit Committee is to receive additional remuneration of SEK 125,000; Remuneration to the
Auditor is to be paid according to approved invoice; The
Nomination Committee's proposal means unchanged fees in
relation to 2009
		Management	For	For
11
Re-election of Rolf Borjesson, Soren Gyll, Leif Johansson,
Sverker Martin-Lof, Anders Nyren, Barbara Milian Thoralfsson,
Jan Johansson as the Directors and new election of Par Boman, whereby Sverker Martin-Lof is proposed to be elected as
Chairman of the Board Of Directors; and Tom Hedelius has
declined re-election.
		Management	For	For
12
Approve the AGM resolve that the Nomination Committee for the
AGM 2011 be composed of representatives of the, no less than
Four and no more than Six, largest Shareholders in terms of
voting rights listed in the Shareholders' register maintained by
Euroclear Sweden AB as of the last banking day of August 2010, and the Chairman of the Board of Directors; the Chairman of the
Board of Directors is to convene the first meeting of the
Nomination Committee; the member representing the largest
Shareholder in terms of voting rights shall be appointed Chairman of the Nomination Committee; If so desired, due to later changes in the ownership structure, the Nomination Committee is
authorized, in case the number of members falls below seven, to call in one or two additional members among the Shareholders who in terms of voting rights are the ..CONTD
		Management	For	For
-
..CONTD largest Shareholders next in turn, so that the total number of-members is not higher than Seven; Should a member
resign from the Nomination-Committee before its work is
completed and, if the Nomination Committee-considers it
necessary, a substitute member is to represent the same-
Shareholder or, if the Shareholder is no longer one of the largest-
Shareholders in terms of voting rights, the largest Shareholder next in turn;-Changes in the composition of the Nomination
Committee shall be made public-immediately. The composition of the Nomination Committee for the AGM 2011, is-to be announced no later than six months before that meeting. Remuneration-shall not to be paid to the members of the Nomination Committee. the
Company-is to pay any costs for the work of the Nomination
Committee; the term of-office for the Nomination Committee
..CONTD
Non-Voting
-
..CONTD ends when composition of the specified Nomination
Committee has been-announced; the Nomination Committee shall propose the specified: the Chairman-of the general meeting,
Board Directors, the Chairman of the Board of-Directors,
remuneration to the Chairman and each of the other directors,-
remuneration for Committee work, remuneration to the Company's
Auditor and-the Nomination Committee for the AGM 2012. The
Nomination Committee's-proposal means no changes in relation to the proposal of 2009
Non-Voting
13
Approve that the AGM adopt the specified guidelines for
remuneration for the Senior Management; the proposal means
unchanged guidelines in relation to 2009; remuneration to the
Chief Executive Officer and other Senior Managers will be a fixed salary, possible variable remuneration, additional benefits and pension; Other Senior Managers include the Executive Vice
President, Business Group Managers and the like as well as the central staff Managers; the total remuneration is to correspond to market practice and be competitive on the Senior Manager's field of profession; Fixed and variable remuneration is to be linked to the Manager's responsibility and authority; For the Chief Executive
Officer, as well as for other senior Managers, the variable
remuneration is to be limited and linked to the fixed remuneration;
The variable remuneration is ..CONTD
		Management	For	For
-
..CONTD to be based on the outcome of predetermined objectives and, as far as-possible, be linked to the increase of value of the
SCA share, from which the-Shareholders benefit; The programme for variable remuneration shall be-formulated so that the Board, in the event of exceptional financial-conditions, may be able to limit, or forebear, payment of variable-remuneration if such a measure is believed to be reasonable and in accordance-with the
Company's responsibility to the Shareholders, employees and
other-Stakeholders; in the event of termination of employment, the notice period-should normally be two years should the termination be initiated by the-Company, and one year, when initiated by the
Senior Manager; ..CONTD
Non-Voting
-
..CONTD Severance pay should not exist; Pension benefits are to be determined-either by benefit or charge, or by a combination hereof, and entitle the-Senior Manager to pension from the age of
60, at the earliest; to earn the-pension benefits, the period of employment must be long, at present 20 years.-When resigning before the age entitling to pension, the senior Manager will-
receive a paid-up pension policy from the age of 60; the pension is not to be-based on variable remuneration; matters of
remuneration to the Senior-Management are to be dealt with by a remuneration committee and, as regards-the president, be
resolved by the Board of Directors
Non-Voting
14	Closing of the meeting	Non-Voting

ALFA LAVAL AB, LUND
Security	W04008152	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-Apr-2010
ISIN	SE0000695876	Agenda		702316096 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID VO-TE OPTION. THANK YOU	Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 621859 DUE TO CHANGE IN VO-TING STATUS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1	Opening of the meeting	Non-Voting
2	Appointment of Anders Narvinger as a Chairman of the AGM 2010	Management	For	For
3	Approve the voting register	Management	For	For
4	Approve the agenda for the meeting	Management	For	For
5	Election of one or two persons to attest the minutes	Management	For	For
6	Approve to determine that the meeting has been duly convened	Management	For	For
7	Approve the statement by the Managing Director	Management	For	For
8	Receive the report on the work of the Board of Directors and the Committees of the Board of Directors	Management	For	For
9
Presentation of the annual report and the Auditor's report as well as the cons-olidated annual report and the Auditor's report for the
Group as well as the A-uditor's report regarding compliance with the guidelines for the compensation-to senior management
adopted at the AGM held in 2009
Non-Voting
10.A	Adopt the income statement and the balance sheet and the consolidated income statement and the consolidated balance sheet	Management	For	For
10.B
Approve the allocation of the Company's profit in an amount of
SEK 2.50 per share for 2009 in accordance with this proposal;
Euroclear Sweden AB is expected to pay the distribution on
Tuesday 04 MAY 2010, if the meeting resolves on this proposal and that record date for distribution of profits shall be 04 APR
2010
		Management	For	For
10.C	Grant discharge from the liability to the Members of the Board of Directors and Managing Director	Management	For	For
11	Receive the report on the work of the Nomination Committee	Management	For	For
12	Approve to determine the number of Members of the Board of Directors at eight without Deputy Members	Management	For	For
13
Approve a total of SEK 3,060,000 to be distributed among the
Members of the Board of Directors who are elected by the
meeting and not employed by the Company as follows: Chairman of the Board of Directors: SEK 900,000, and other Members of the
Board of Directors SEK 360,000; that the compensations to the
Members of the Board of Directors who are elected by the AGM and who are not employed by the Company, that the specified
compensations shall be distributed to the Members who are
Chairman or Members of the Committees' Mentioned; and that the compensation to the Auditors to be paid as per approved invoice
		Management	For	For
14	Re-elect Gunilla Berg, Bjorn Hagglund, Anders Narvinger, Finn Rausing, Jorn Rausing, Lars Renstrom and Ulla Litzen as the Board Members; election of Arne Frank as a Board Member	Management	For	For
15	Approve the guidelines for compensation to the Senior Management	Management	For	For
16	Approve the resolution on the Nomination Committee for the next AGM	Management	For	For
17
Authorize the Board of Directors to purchase shares in the
Company not more than to an amount corresponding to a
maximum of 5% of all shares in the Company, purchase shall be made on the NASDAQ OMX Stockhlom at a price within the
registered price interval form time to time
		Management	For	For
18	Other matters	Non-Voting
19	Closing of the meeting	Non-Voting

FOMENTO ECONOMICO MEXICANO SAB DE CV, MEXICO
Security	P4182H115	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-Apr-2010
ISIN	MXP320321310	Agenda		702319030 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve the presentation, discussion, and if relevant, and
approval of the proposal to exchange 100% of the shares of the beer operations owned by fomento economico mexicano, s.a.b.
de c.v. and or its subsidiaries for an ownership interest in the
Companies of HEINEKEN HOLDING N.V. AND HEINEKEN N.V.
		Management	For	For
2
Receive the report from the General Director of FOMENTO
ECONOMICO MEXICANO, S.A.B. DE C.V., opinion of the Board
of Directors regarding the content of the report from the General
Director and reports from the Board of Directors itself with regard to the main accounting and information policies and criteria followed in the preparation of the financial information, as well as regarding the operations and activities in which it has intervened, reports from the Chairpersons of the audit and Corporate
Practices Committees and the presentation of the financial
statements for the 2009 FY, in accordance with the terms of
Article 172 of the general mercantile Companies Law and of the applicable provisions from the Securities Market Law
		Management	For	For
3	Receive the report regarding fulfillment of the tax obligations	Management	For	For
4
Approve the allocation of the results account from the 2009 FY, in which are included the declaration and payment of a cash
dividend, in MXN, in the amount of MXN 0.1296608 for each one of the Series B shares and the amount of MXN 0.162076 for each one of the Series D Shares, for a total of MXN 0.648304 for each
FEMSA Unit B and MXN 0.777965 for each FEMSA Unit BD
		Management	For	For
5	Approve to establish as the maximum amount of funds that can be allocated to the purchase of the shares of the Company, the amount of MXN 3,000,000,000.00	Management	For	For
6	Election of the members of the Board of Directors and Secretaries,	Management	For	For
7	Election of the members of the (i) Finance and planning, (ii) Audit and (iii)	Management	For	For
8	Appointment of delegates to formalize the resolutions of the meeting	Management	For	For
9	Approve the reading and if relevant of the meeting minutes	Management	For	For

L'OREAL S.A., PARIS
Security	F58149133	Meeting Type		MIX
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	FR0000120321	Agenda		702301538 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0319/201003191000699.pdf	Non-Voting
O.1	Approve the financial statements for the FY 2009	Management	For	For
O.2	Approve the consolidated financial statements for the FY 2009	Management	For	For
O.3	Approve the allocation of income for the FY 2009 and setting of the dividend	Management	For	For
O.4	Approve the regulated Agreements and Undertakings relating to Mr. Jean-Paul Agon's status, whose work contact has ended	Management	For	For
O.5	Approve to renew Sir Lindsay Owen-Jones' term as Board Member	Management	For	For
O.6	Approve to renew Mr. Jean-Paul Agon's term as Board Member	Management	For	For
O.7	Approve to renew Mr. Francisco Castaner Basco's term as Board Member	Management	For	For
O.8	Approve to renew Mr. Charles-Henri Filippi's term as Board Member	Management	For	For
O.9	Approve to renew Mr. Xavier Fontanet's term as Board Member	Management	For	For
O.10	Approve to renew Mr. Marc Ladreit de Lacharriere's term as Board Member	Management	For	For
O.11	Approve to renew the permanent and substitute Statutory Auditors' terms	Management	For	For
O.12	Approve to renew 1 permanent Statutory Auditor's term and appointment of his/her substitute Statutory Auditor	Management	For	For
O.13	Authorize the Company to repurchase its own shares	Management	For	For
E.14	Authorize the Board of Directors to reduce the capital by cancellation of shares acquired by the Company according to Articles L.225-209 and L. 225-208 of the Commercial Code	Management	For	For
E.15	Powers for the formalities	Management	For	For

SHIRE PLC
Security	G8124V108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	JE00B2QKY057	Agenda		702314282 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the Company's accounts for the YE 31 DEC 2009 together with the Director's report and the Auditor's report on those accounts	Management	For	For
2	Approve the Directors' remuneration report for the YE 31 DEC 2009	Management	For	For
3	Election of Mr. David Stout as a Director of the Company	Management	For	For
4	Election of Mr. William Burns as a Director of the Company	Management	For	For
5	Re-appoint Deloitte LLP as the Auditors of the Company to hold office from the conclusion the meeting to the conclusion of the AGM of the Company to be held in 2011	Management	For	For
6	Authorize the Audit, Compliance & Risk Committee of the Board to determine the remuneration of the Auditors	Management	For	For
7
Approve to renew the authority of the Directors to allot relevant
Securities as defined in the Company's Articles of Association  by
Article 10 paragraph B  of the Company's Articles of Association and for this purpose the authorized allotment amount shall be
GBP 9,366,113; and shall be solely in connection with a rights issue  as defined in the Company's Articles of Association, but only if and to the extent that such offer is implemented by way of rights  of GBP 18,732,227 of relevant securities;  Authority expires the earlier of the allotment period on 27 APR 2010 and ending on the earlier of 26 JUL 2011 or the conclusion of the AGM of the
Company to be held in 2011 ; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
		Management	For	For
8	Approve the proposed amendments to the Shire Portfolio Share Plan and authorize the Directors to do all such things as may be necessary to carry the same into effect	Management	For	For
S.9
Approve to renew the authority of the Directors, subject to the passing of Resolution 7, to allot equity securities  as defined in the
Company's Articles of Association  wholly for cash, by Article 10 paragraph (D) of the Company's Articles of Association and for
this purpose the non pre-emptive amount  as defined in the
Company's Articles of Association   shall be GBP 1,404,917 of
equity securities;  Authority expires the earlier of the period commencing on 27 APR 2010 and ending on the earlier of 26 JUL
2011 or the conclusion of the AGM of the Company to be held in
2011 ; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
		Management	For	For
S.10
Authorize the Company, pursuant to Article 57 of the Companies
Jersey  Law 1991, to make market purchases of 56,196,681
ordinary shares in the capital of the Company, at a minimum price exclusive of any expenses  of 5 pence and the maximum price
exclusive of any expenses  which shall be the higher of  a  an amount equal to 105% above the average of the middle market
quotation for a share as taken form the London Stock Exchange
Daily Official List for the 5 business days immediately preceding the day on which that ordinary share is purchased and  b the higher of the price of the last independent trade and the highest current independent bid on the London Stock Exchange Daily
Official List at the time the purchase is carried out; CONTD.
		Management	For	For
-
CONTD.  Authority expires earlier at the conclusion of the AGM of the Company-to be held in 2011 or 26 JUL 2011 ; and the
Company may make a purchase of-ordinary shares pursuant to
any such contract; pursuant to Article 58(A) of-the Companies
Jersey  Law 1991; and to hold, as treasury shares, any-ordinary shares purchased pursuant to the authority conferred by of this-
resolution
Non-Voting

SWEDISH MATCH AB, STOCKHOLM
Security	W92277115	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	SE0000310336	Agenda		702336074 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID VO-TE OPTION. THANK YOU.	Non-Voting
1	Opening of the meeting and election of Sven Unger, Attorney at Law as the Chai-rman of the meeting	Non-Voting
2	Preparation and approve the voting list	Non-Voting
3	Election of one or two persons, to verify the minutes	Non-Voting
4	Determination of whether the meeting has been duly convened	Non-Voting
5	Approve the agenda	Non-Voting
6
Presentation of the annual report and the Auditors report, the consolidated fi-nancial statements and the Auditors report on the consolidated financial state-ments for 2009, the Auditors
statement regarding compliance with the principle-s for
determination of remuneration to senior executives as well as the
Board-of Directors motion regarding the allocation of profit and explanatory stateme-nts; in connection therewith, the President's address and the report regarding-the work of the Board of
Directors and the work and function of the Audit Com-mittee
Non-Voting
7	Adoption of the income statement and balance sheet and of the consolidated income statement, consolidated balance sheet	Management	For	For
8
Approve, that a dividend be paid to the Shareholders in the
amount of SEK 4.75 per share; that the remaining profits be
carried forward, minus the funds that may be utilized for a bonus issue, provided that the 2010 AGM passes a resolution in
accordance with the Board of Directors motion concerning a
reduction of the share capital pursuant to Item 10 (a), as well as a resolution concerning a bonus issue in accordance with the Board of Directors  motion pursuant to Item 10 (b); the proposed record date for entitlement to receive a cash dividend is 30 APR 2010, the dividend is expected to be paid through Euro clear Sweden
AB, on 05 MAY 2010
		Management	For	For
9	Grant discharge from liability for the Board Members and the President	Management	For	For
10.a
Approve, a reduction in the Company's share capital of SEK
31,037,085.04 by means of the withdrawal of 20,000,000 shares in the Company; the shares in the Company proposed for
withdrawal have been repurchased by the Company in
accordance with the authorization granted by the General Meeting of the Company; that the reduced amount be allocated to a fund for use in repurchasing the Company's own shares
		Management	For	For
10.b
Approve, provided that the Meeting passes a resolution in
accordance with the Board s motion under item 10 a) above, an increase in the Company's share capital of SEK 31,037,085.04 through a transfer from non-restricted shareholders equity to the share capital [bonus issue], the share capital shall be increased without issuing new shares
		Management	For	For
11
Authorize the Board of Directors to decide on the acquisition, on one or more occasions prior to the next AGM, of a maximum of as many shares as may be acquired without the Company's holding at any time exceeding 10% of all shares in the Company, the
shares shall be acquired on NASDA OMX Stockholm at a price
within the price interval registered at any given time, i.e. the interval between the highest bid price and the lowest selling price, the purpose of the repurchase is primarily to enable the
Company's capital structure to be adjusted and to cover the
allocation of options as part of the Company's option program
		Management	For	For
12
Approve the proposes principles for remuneration and other terms of employment for the President and other members of the Group
Management whereby remuneration and other items of
employment for the Group management shall correspond to
market practice, in addition to the fixed salary, the members of the
Group management may be entitled to variable salary, the
variable salary may include both an annual short term program to be paid out in the beginning of the subsequent year depending on the outcome of the program, and a long term program with a
performance period which shall not be shorter than three years, the variable, salary, shall primarily be based on specific, clear, predetermined and measurable financial or operational criteria and may include an obligation to purchase and hold shares in the
Company
		Management	For	For
13
Approve, that the Meeting resolve that the Company issue
713,670 call options to execute the option program for 2009; that the Company, in a deviation from the preferential rights of
shareholders, be permitted to transfer of 713,670 shares in the
Company at a selling price of SEK 197.45 per share in conjunction with a potential exercise of the call options; the number of shares and the selling price of the shares covered by the transfer
resolution in accordance with this item may be recalculated as a consequence of a bonus issue of shares, a consolidation or split of shares, a new share issue, a reduction in the share capital, or another similar measure
		Management	For	For
14	Approve that the Board of Directors shall comprise 7 Members elected by the AGM and no Deputies	Management	For	For
15
Approve that the fees to the Board of Directors be paid for the period until the close of the next AGM: the Chairman shall receive
SEK 1,575,000, the Deputy Chairman shall receive SEK 745,000 and the other Board members elected by the meeting shall each receive SEK 630,000; it is furthermore proposed that the Board, as remuneration for committee work carried out, be allotted SEK
230,000 to the Chairman of the Compensation Committee and the
Audit Committee respectively and SEK 115,000 respectively to the other members of these committees, although totaling no more than SEK 920,000; it is proposed that members of the Board
employed by the Swedish Match Group not receive any
remuneration
		Management	For	For
16
Re-election of Charles A. Blixt, Andrew Cripps, Karen Guerra,
Ame Jurbrant, Conny Karlsson, Kersti Strandqvist and Meg Tiveus
as the Members of the Board of Directors and Conny Karlsson as
the Chairman of the Board and Andrew Cripps as the Deputy
Chairman of the Board
		Management	For	For
17
Approve that the Chairman of the Board shall be given a mandate to contact the Company's four largest shareholders and ask them each to appoint one representative to form the Nominating
Committee, together with the Chairman of the Board, for the
period until a new Nominating Committee has been appointed in accordance with a mandate from the next AGM; if any of these shareholders waives its right to appoint a representative, the next largest shareholder in terms of the number of votes shall be asked to appoint a representative; the names of the members of the
Nominating Committee shall be published no later than six months prior to the 2011 AGM; the four largest shareholders are identified on the basis of the known numbers of votes in due time before the date falling six month before the AGM; no remuneration shall be payable to the members of the Nominating Committee; any
expenses incurred in the course of the Nominating Committee's work shall be borne by the Company
		Management	For	For
18	Approve that the meeting should adopt the Instructions for Swedish Match AB's Nominating Committee, which are identical to those adopted by the 2009 AGM	Management	For	For

TELECOM ITALIA SPA, MILANO
Security	T92778108	Meeting Type		MIX
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	IT0003497168	Agenda		702339082 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL OF EGM
AND FIRST CALL OF OGM ON 28 APR 2010 AT 12:00 AND A
THIRD CAL-L OF EGM AND THE SECOND CALL OF THE OGM
ON 29 APR 2010 AT 11:00 AM. CONSEQUENT-LY, YOUR
VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
CALLS UNLESS THE AGENDA-IS AMENDED. THANK YOU.
Non-Voting
o.1	The documentation regarding the financial statements for the year ended 31 DEC 2009 will be made available within applicable legal time limits.	Management	For	For
o.2
Following the resignation tendered by a Director (Stefano Cao), it is proposed that Mauro Sentinelli be appointed Director of the
Company's Board for the remainder of the term of office of the currently serving Board of Directors (and thus until the approval of the accounts at 31 DEC 2010).
		Management	For	For
o.3
The issue of the report on the accounts at 31 December 2009
shall mark the expiry of the appointment as Auditors of Reconta
Ernst & Young S.p.A. The Shareholders' Meeting is asked to
appoint new independent auditors for the nine-year period 2010-
2018 on the basis of the reasoned proposal put forward by the
Board of Auditors. Such internal control body has submitted to the
Board of Directors a proposal to appoint PricewaterhouseCoopers
S.p.A. for consideration of 1,811,300 Euro (excluding VAT and expenses) for each year of the nine-year period 2010-2018, for the auditing of the separate financial statement of Telecom Italia
S.p.A. and the consolidated financial statement of the Telecom
Italia Group; limited auditing of the half-yearly condensed
consolidated financial statement of the Telecom Italia Group; the auditing of Form 20-F drawn up in accordance with the applicable
US requirements; the attestation on the internal controls in accordance with Section 404 of the Sarbanes-Oxley Act.
		Management	For	For
o.4
The Shareholders' Meeting is asked to resolve on the launch of the 2010-2014 public shareholding plan for employees. The plan calls for a subscription offering reserved for employees of a maximum of 31,000,000 ordinary shares at a discount of 10% off the market price, up to a maximum limit of Euro 3,000 per
employee, with an installment option. Subscribers who retain their shares for one year, subject to remaining in the Company's
employ, shall receive one ordinary bonus share for every three shares subscribed for cash.
		Management	For	For
o.5
It is proposed that the Shareholders' Meeting approve the 2010-
2015 long-term incentive plan reserved for a selected portion of
Telecom Italia's executives. The plan calls for beneficiaries to be granted a cash bonus based on three-year performances (2010-
2012) according to predetermined parameters, with the option to invest 50% of the bonus accrued in newly issued ordinary shares at market prices, up to a maximum amount of Euro 5 million.
Subscribers who retain their shares for two years, subject to remaining in the Company's employ, shall be granted one ordinary bonus share for each share subscribed for cash.
		Management	For	For
e.1
Amendment of Article 5 of the Bylaws - related and consequent resolutions: In connection with the 2010-2014 public shareholding plan for employees and the 2010-2015 long-term incentive plan and, more generally, in order to provide the Shareholders Meeting with an additional operational tool, it is proposed that Article 5 of the Bylaws be amended to allow the allocation of profits to the employees of the Company or its subsidiaries through bonus
share grants pursuant to Article 2349 of the Italian Civil Code. The proposed amendment shall not give rise to the right of withdrawal.
		Management	For	For
e.2
It is proposed that the Shareholders' Meeting - by amending
Article 5 of the Bylaws subject to a single vote authorize the Board of Directors to increase share capital as follows: - in the service of the 2010-2014 public shareholding plan for employees, (i) for cash by issuing a maximum of 31,000,000 ordinary shares, pre-emption rights excluded, to be offered for subscription to plan beneficiaries and, subsequently, (ii) in the maximum amount of Euro
5,683,333.15 through the allocation of the corresponding
maximum amount of profit pursuant to Article 2349 of the Italian
Civil Code, by issuing the number of ordinary shares required to grant one bonus share per every three shares subscribed for
cash; - in the service of the 2010-2015 long-term incentive plan, (i)
for cash by issuing ordinary shares in the maximum amount of
Euro 5.000,000, pre-emption rights excluded, to be offered for subscription to plan beneficiaries and, subsequently, (ii) in the maximum amount of Euro 5.000,000 through the allocation of the corresponding maximum amount of profit pursuant to Article 2349 of the Italian Civil Code, by issuing the number of  ordinary shares required to grant one bonus share per each share subscribed for cash. The foregoing amendments to the Bylaws shall not entitle shareholders who do not vote in favour thereof to withdraw.
		Management	For	For

UMICORE GROUP
Security	B95505168	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	BE0003884047	Agenda		702345097 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
1	Submission of, and discussion on, the annual report of the Board of Directors-and the report of the Statutory Auditor on the statutory annual accounts for-the FYE 31 DEC 2009	Non-Voting
2
Approve, the statutory annual accounts for the FYE 31 DEC 2009 showing a profit for the FY in the amount of EUR 201,577,421.21 taking into account the profit of the FY, the profit of EUR
206,052,951.33 brought forward from the previous FY and the
allocations to and releases from the unavailable reserve related to the 2009 movements in the own shares for a total net amount of
EUR 63,888,541.11, the result to be appropriated stands at EUR
343,741,831.43; the appropriation of the result including the payment of a gross dividend of EUR 0.65 per share
		Management	For	For
3	Submission of, and discussion on, the annual report of the Board of Directors-and the report of the Statutory Auditor on the consolidated annual accounts-for the FYE 31 DEC 2009	Non-Voting
4	Submission of the consolidated annual accounts of the company for the FYE 31-DEC 2009	Non-Voting
5	Grant discharge from liability to each of the Directors who were in office during the FY 2009, for the performance of their mandate during said FY 2009	Management	For	For
6	Grant discharge from liability to the Statutory Auditor for the performance of its mandate during the FY 2009	Management	For	For
7.1	Re-election of Mrs. Isabelle Bouillot as a Independent Director for a period of 3 years expiring at the 2013	Management	For	For
7.2	Re-election of Mr. Shohei Naito as a Independent Director for a period of 3 years expiring at the 2013	Management	For	For
7.3
Approve the Board's remuneration proposed for the 2010 FY
constituting a fixed fee for a global amount of EUR 200,000 and a fee per attended meeting of EUR 5,000 for the Chairman and
EUR 2,500 for the Directors
		Management	For	For

UMICORE DEMANDS THE DISCLOSURE OF THE FINAL
BENEFICIAL OWNERS. WITHOUT THIS DI-SCLOSURE YOUR
VOTE WILL BE REJECTED. IN ORDER FOR YOUR VOTE TO
BE ACCEPTED UMI-CORE DEMANDS TO KNOW THE INITIALS
AND THE LAST NAME OF THE BENEFICIAL OWNER AN-D
THE NUMBER OF SHARES OF THE BENEFICIAL OWNER
Non-Voting

LAGARDERE GROUPE S C A
Security	F5485U100	Meeting Type		MIX
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	FR0000130213	Agenda		702355531 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 670957 DUE TO THE ADDITION-OF SHAREHOLDER
PROPOSALS A AND B AND A CHANGE IN MEETING TYPE.
THE ADDITIONAL-PROPOSALS WERE JUST ANNOUNCED ON
THE BALO WEBSITE, WHICH IS A FRENCH FINANCIA-L
WEBSITE KNOWN FOR POSTING FRENCH MEETING
ANNOUNCEMENTS. ALL VOTES RECEIVED O-N THE
PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL
NEED TO REINSTRUCT ON-THIS MEETING NOTICE. THANK
YOU
Non-Voting

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.     The followin-g applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions will-be
forwarded to the Global Custodians that have become Registered
Intermediar-ies, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Gl-obal Custodian will sign the Proxy
Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
Non-Voting
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST". A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting

PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING
INFORMATION IS AVAILABLE BY CLIC-KING ON THE
MATERIAL URL LINKS: https://balo.journal-
officiel.gouv.fr/pdf/2010-/0317/201003171000733.pdf and
https://balo.journal-officiel.gouv.fr/pdf/2010/0-
409/201004091001106.pdf
Non-Voting
1.	Approval of the partnership's accounts for FY 2009	Management	For	For
2.	Approval of the consolidated account	Management	For	For
3.	Allocation of the partnership's result; setting of the ordinary dividend at EUR 1.30 per share	Management	For	For
4.	Approval of the regulated agreements	Management	For	For
5.	Authorization to be given to Management for a period of eighteen months to trade in the Company's shares	Management	For	For
6.	Nomination of Mrs. Amelie Oudea-Castera as the replacement for Mr. Henri Proglio	Management	For	For
7.	Renewal of Mrs. Amelie Oudea-Castera's appointment as a Member of the Supervisory Board	Management	For	For
8.	Nomination of Mr. Xavier de Sarrau as the replacement for Groupama	Management	For	For
9.	Renewal of Mr. Bernard Arnault's appointment as a Member of the Supervisory Board	Management	For	For
10.	Renewal of Mr. Francois Roussely's appointment as a Member of the Supervisory Board	Management	For	For
11.	Renewal of Mr. Raymond H. Levy's appointment as a Member of the Supervisory Board	Management	For	For
12.	Nomination of Mr. Patrick Valroff as a new Member of the Supervisory Board, replacing Mr. Rene Carron, whose term of office has ended	Management	For	For
13.	Nomination of Mr. Jean-Claude Magendie as a new Member of the Supervisory Board	Management	For	For
14.	Powers to accomplish the necessary formalities	Management	For	For
O.A
PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:
Appointment of Mr. Guy Wyser-Pratte as a new member of the
Supervisory Board. The Ordinary General Meeting appoints Mr.
Guy Wyser-Pratte as a new member of the Supervisory Board for a term of four years
		Shareholder	Against	For
E.B	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: Amendments to Articles 7, 11, 20 and 21 concerning the nature of the general partners' agreement on decisions taken at the shareholders' meeting	Shareholder	Against	For

To view addition information on the Corporate Governance
Practices please copy-and paste the below link into your internet browser:  https://materials.proxy-
vote.com/Approved/99999Z/19840101/SHLTR_58031.pdf
Non-Voting
	To obtain a copy of the proxy card please copy and paste the below link into y-ou interenet browser: https://materials.proxyvote.com/Approved/99999Z/1984010- 1/NPS_58356.PDF	Non-Voting

ANHEUSER-BUSCH INBEV SA, BRUXELLES
Security	B6399C107	Meeting Type		MIX
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	BE0003793107	Agenda		702358753 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
A.1	Amend the Article 13, 3 of the Articles of Association in order to set the term of the mandate of the Directors at 4 years, unless the shareholders' meeting fixes a shorter term	Management	For	For
A.2	Approve the insertion of a new Article 36bis in the Articles of Association, as specified	Management	For	For
A3.A
Special report by the Board of Directors on the issuance of
subscription right-s and the exclusion of the preference right of the existing shareholders in fa-vor of specific persons, drawn up in accordance with Articles 583, 596 and 598-of the Companies
Code
Non-Voting
A.3.B
Special report by the statutory Auditor on the exclusion of the preference rig-ht of the existing shareholders in favor of specific persons, drawn up in acco-rdance with Articles 596 and 598 of the
Companies Code
Non-Voting
A.3.C
Approve to exclude the preference right of the existing
shareholders in relation to the issuance of subscription rights in favor of all current Directors of the Company, as identified in the report referred under resolution A.3.A
		Management	For	For
A.3.D
Approve the issuance of 215,000 subscription rights and
determining their terms and conditions (as such terms and
conditions are appended to report referred under Resolution A.3.A
); the main provisions of these terms and conditions can be
summarized as specified
		Management	For	For
A.3.E
Approve to increase the capital of the Company, under the
condition precedent and to the extent of the exercise of the subscription rights, for a maximum amount equal to the number of subscription rights multiplied by their exercise price and allocation of the issuance premium to an account not available for
distribution
		Management	For	For
A.3.F
Grant powers to 2 Directors acting jointly to have recorded by notarial deed the exercise of the subscription rights, the
corresponding increase of the capital, the number of new shares issued, the resulting modification to the Articles of Association and the allocation of the issuance premium to an account not available for distribution
		Management	For	For
B.1	Management report by the Board of Directors on the accounting YE on 31 DEC 200-9	Non-Voting
B.2	Report by the statutory Auditor on the accounting YE on 31 DEC 2009	Non-Voting
B.3
Communication of the consolidated annual accounts relating to the accounting Y-E on 31 DEC 2009, as well as the management report by the Board of Directors a-nd the report by the statutory
Auditor on the consolidated annual accounts
Non-Voting
B.4
Approve the statutory annual accounts relating to the accounting
YE on 31 DEC 2009, including the specified allocation of the result: EUR profit of the accounting year: EUR 6,378,211; profit carried forward from the preceding accounting year: EUR
1,282,104; result to be allocated: 7,660,315; deduction for the unavailable reserve: 37,085 gross dividend for the shares: EUR
605,033; balance of carried forward profit: 7,018,197
		Management	For	For
B.5	Grant discharge to the Directors for the performance of their duties during the accounting YE on 31 DEC 2009	Management	For	For
B.6	Grant discharge to the statutory Auditor for the performance of his duties during the accounting YE on 31 DEC 2009	Management	For	For
B.7.A	Approve to renew the appointment as Director of Mr. Alexandre Van Damme, for a period of 4 years ending after the shareholders' meeting which will be asked to approve the accounts for the year 2013	Management	For	For
B.7.B
Approve to renew the appointment as a Director of Mr. Gregoire de Spoelberch, for a period of 4 years ending after the
shareholders' meeting which will be asked to approve the
accounts for the year 2013
		Management	For	For
B.7.C
Approve to renew the appointment as a Director of Mr. Carlos
Alberto da Veiga Sicupira, for a period of 4 years ending after the shareholders meeting which will be asked to approve the accounts for the year 2013
		Management	For	For
B.7.D
Approve to renew the appointment as a Director of Mr. Jorge
Paulo Lemann, for a period of 4 years ending after the
shareholders' meeting which will be asked to approve the
accounts for the year 2013; the Company's Corporate
Governance Charter provides that the term of office of the
Directors shall end immediately after the annual shareholders'
meeting following their 70th birthday, except as approved by the
Board of Directors in special cases; the Board considers that an exception to such age limit is justified for Mr. Lemann considering the key strategic role that he has played and continues to play as one of the controlling shareholders of the Company since its
combination with AmBev   Companhia de Bebidas das Americas
		Management	For	For
B.7.E
Approve to renew the appointment as a Director of Mr. Roberto
Moses Thompson Motta, for a period of 4 years ending after the shareholders' meeting which will be asked to approve the
accounts for the year 2013
		Management	For	For
B.7.F
Approve to renew the appointment as a Director of Mr. Marcel
Herrmann Telles, for a period of 4 years ending after the
shareholders meeting which will be asked to approve the accounts for the year 2013
		Management	For	For
B.7.G
Approve to renew the appointment as a Independent Director of
Mr. Jean-Luc Dehaene, for a period of 1 year ending after the shareholders meeting which will be asked to approve the accounts for the year 2010; the renewal of the mandate for only 1 year is in line with the Company's Corporate Governance Charter which
provides that the term of office of the Directors shall end
immediately after the shareholders' meeting following their 70th birthday; Mr. Dehaene complies with the functional, family and financial criteria of independence as provided for in Article 526ter
		Management	For	For

of the Companies Code and in the Company's Corporate
Governance Charter, except for the requirement not to have been a Non-Executive Director of the Company for more than 3
successive terms (Article 526ter, paragraph 1, 2); except when legally required to apply the definition of Article 526ter, paragraph
1, 2, the Board proposes to consider that Mr. Dehaene continues to qualify as Independent Director; the Board is of the opinion that the quality and independence of the contribution of Mr. Dehaene to the functioning of the Board has not been influenced by the length of his tenure; Mr. Dehaene has acquired a superior
understanding of the Company's business, its underlying strategy and specific culture and in light of his particular experience, reputation and background it is in the Company's best interests to renew him as an Independent Director for an additional term of 1 year; moreover, Mr. Dehaene expressly stated and the Board is of the opinion that he does not have any relationship with any
company which could compromise his independence

B.7.H
Approve to renew the appointment as an Independent Director of
Mr. Mark Winkelman, for a period of 4 years ending after the shareholders meeting which will be asked to approve the accounts for the year 2013; Mr. Winkelman complies with the functional, family and financial criteria of independence as provided for in
Article 526ter of the Companies Code and in the Company's
Corporate Governance Charter; moreover, Mr. Winkelman
expressly stated and the Board is of the opinion that he does not have any relationship with any company which could compromise his independence
		Management	For	For
B.8
Approve the recommendation of the Audit Committee, for a period of 3 years ending after the shareholders' meeting which will be asked to approve the accounts for the year 2012, as statutory auditor of Pricewaterhouse Coopers, PWC, Woluwe Garden,
Woluwedal 18, B-1932 Sint-Stevens-Woluwe, represented by Mr.
Yves Vandenplas, reviseur d'entreprises, and setting, in
agreement with this Company, its yearly remuneration to 52,000
Euro
		Management	For	For
B.9.A
Approve the remuneration report for the FY 2009 (as specified in the 2009 annual report) including the amended executive
remuneration policy, applicable as from 2010; such policy
provides for the possibility of granting the annual incentive in the form of shares that are immediately vested, subject to a 5-year lock-up period; in addition, the executive remuneration policy provides that the company may also grant matching shares (in the form of restricted stock units) and stock options, the value of which can exceed 25% of the annual remuneration and which vest after a period of five years but without being subject to a specific performance test. Special forfeiture rules apply to matching shares and stock options in case of termination of service before the end of the five-year vesting period; the 2009 annual report and
remuneration report containing the executive remuneration policy, can be reviewed as indicated at the end of this notice
		Management	For	For
B.9BA
Grant approximately 35 Executives of the Company and/or its
majority-owned subsidiaries of 5,732,542 options in DEC 2009 under the Dividend Waiver Program as specified in the
remuneration report; each option gives the grantee the right to purchase one existing share in the Company; the exercise price of each option is EUR 33.24, which corresponds to the fair value of the Company share at the time of granting of the options; the grant was meant to allow for global mobility of Executives who were relocated to the US while complying with all legal and tax obligations with respect to outstanding options before 01 JAN
2010
		Management	For	For
B.9BB
Approve the exchange with approximately 15 Executives of the
Company and/or its majority-owned subsidiaries of 4,084,770
options of the NOV 2008 Exceptional Grant and 360,000 options of the APR 2009 Exceptional Grant against 2,764,302 million
Anheuser-Busch InBev shares under the Exchange Program as
specified in the remuneration report; the exchange was meant to allow for global mobility of Executives who were relocated to the
US while complying with all legal and tax obligations with respect to outstanding options before 01 JAN 2010
		Management	For	For
B.9BC
Approve to confirm the grant in DEC 2009 of 2,994,615 options to employees of Anheuser-Busch Companies Inc. and/or its majority-
owned subsidiaries; each option will give the grantee the right to purchase one existing share in the Company; the exercise price of each option is EUR 35.705 which corresponds to the fair value of the Company share at the time of granting of the options; the options will become exercisable after 5 years and have a lifetime of 10 years; this grant was made according to a pre-merger
obligation
		Management	For	For
B.9BD
Approve to confirm the grant in DEC 2009 of 1,626,069 Long
Term Incentive Stock Options to employees of the Company
and/or its majority owned subsidiaries; each option gives the grantee the right to purchase 1 existing share in the Company; the exercise price of each option is EUR 35.90 which corresponds to the fair value of the Company share at the time of granting of the options; the options will become exercisable after 5 years and have a lifetime of 10 years
		Management	For	For
B.9BE
Approve to confirm the grant in MAR 2010 of approximately
350,000 existing shares of the Company and 1,200,000 matching restricted stock units to employees of the Company and/or its majority owned subsidiaries; each share is subject to a 5-year lock-up period; each matching restricted stock unit will vest only after a 5-year vesting period; this grant was done in the framework of the new Share-Based Compensation Plan of the Company as
specified in the Executive remuneration policy referred to in resolution 9.A
		Management	For	For
B.10A
Approve, in accordance with Article 556 of the Companies Code, condition 7.5 of the terms & conditions (Change of Control Put) of the EUR 15,000,000,000 updated Euro Medium Term Note
Programme dated 24 FEB 2010 of the Company and Brandbrew
SA (the Issuers) and Deutsche Bank AG., London Branch, acting as Arranger (the Updated EMTN Programme), which may be
applicable in the case of Notes issued under the Updated EMTN
Programme and any other provision in the Updated EMTN
Programme granting rights to third parties which could affect the
Company's assets or could impose an obligation on the Company where in each case the exercise of those rights is dependent on the launch of a public take-over bid over the shares of the
Company or on a Change of Control (as specified in the terms &
conditions of the updated EMTN Programme), as specified; a
change of control put is specified in the applicable Final Terms of the Notes, condition 7.5 of the terms & conditions of the updated
EMTN Programme grants, to any noteholder, in essence, the right to request the redemption of his Notes at the redemption amount specified in the final terms of the notes, together, if appropriate, with interest accrued upon the occurrence of a Change of Control and a related downgrade in the notes to sub-investment grade
		Management	For	For
B.10B
Approve, in accordance with Article 556 of the Companies Code, the Change of Control clause of the USD 3,000,000,000 notes
issued in MAY 2009, consisting of USD 1,550,000,000 5.375%
notes due 2014, USD 1,000,000,000 6.875 % notes due 2019 and
USD 450,000,000 8.00 % Notes due 2039 (the Notes), and the
Change of Control clause of the USD 5,500,000,000 Notes issued in OCT 2009, consisting of USD 1,500,000,000 3 % Notes due
2012, USD 1,250,000,000 4.125 % Notes due 2015, USD
2,250,000,000 5.375 % Notes due 2020 and USD 500,000,000
6.375 % Notes due 2040 (the Unregistered Notes), the Change of
Control clause of the USD 5,500,000,000 Registered Notes issued in FEB 2010, consisting of USD 1,500,000,000 3% Notes due
2012, USD 1,250,000,000 4.125% Notes due 2015, USD
2,250,000,000 5.375% Notes due 2020 and USD 500,000,000
6.375% Notes due 2040 and offered in exchange for
corresponding amounts of the corresponding Unregistered Notes in accordance with a US Form F-4 Registration Statement (the
Registration Statement), pursuant to an exchange offer launched by Anheuser-Busch InBev Worldwide Inc. in the US on 08 JAN
2010 and closed on 08 FEB 2010 (the Registered Notes),
whereby each of the Notes, unregistered Notes and Registered
Notes are issued by Anheuser-Busch InBev Worldwide Inc. (with an unconditional and irrevocable guarantee as to payment of
principal and interest from the Company) and (iv) any other
provision applicable to the Notes, Unregistered Notes or
Registered Notes granting rights to third parties which could affect the Company's assets or could impose an obligation on the
Company where in each case the exercise of those rights is
dependent on the launch of a public take-over bid over the shares of the Company or on a Change of Control (as specified in the
Offering Memorandum with respect to the Notes or the
Unregistered Notes, as the case may be, and in the Registration
Statement with respect to the Registered Notes); the Change of
Control clause grants to any Noteholder, in essence, the right to request the redemption of his Notes at a repurchase price in cash of 101% of their principal amount (plus interest accrued) upon the occurrence of a Change of Control and a related downgrade in the
Notes to sub-investment grade
		Management	For	For
B.10C
Approve, in accordance with Article 556 of the Companies Code,
Clause 17 (Mandatory Prepayment) of the USD 13,000,000,000
senior facilities agreement dated 26 FEB 2010 entered into by the
Company and Anheuser-Busch InBev Worldwide Inc. as original
borrowers, the original guarantors and original lenders listed therein, Banc of America Securities Limited, Banco Santander,
S.A., Barclays Capital, Deutsche Bank AG, London Branch, Fortis
Bank SA/NV, ING Bank NV, Intesa Sanpaolo S.P.A., J.P. Morgan
PLC, Mizuho Corporate Bank, Ltd, The Royal Bank of Scotland
PLC, Societe Generale Corporate and Investment Banking, the
Corporate and Investment Banking division of Societe Generale and the Bank of Tokyo-Mitsubishi UFJ, LTD. as mandated lead
arrangers and bookrunners and Fortis Bank SA/NV as agent and issuing bank (as amended and/or amended and restated from
time to time) (the Senior Facilities Agreement) and any other provision of the Senior Facilities Agreement granting rights to 3rd parties which could affect the Company's assets or could impose an obligation on the Company where in each case the exercise of those rights is dependent on the launch of a public take-over bid over the shares of the Company or on a Change of Control (as specified in the Senior Facilities Agreement); Clause 17 of the
Senior Facilities Agreement grants, in essence, to any lender under the Senior Facilities Agreement, upon a Change of Control
		Management	For	For

over the Company, the right (i) not to fund any loan or letter of credit (other than a rollover loan meeting certain conditions) and
(ii) (by not less than 30 days written notice) to cancel its undrawn commitments and require repayment of its participations in the loans or letters of credit, together with accrued interest thereon, and all other amounts owed to such lender under the Senior
Facilities Agreement (and certain related documents)

B.10D
Approve, in accordance with Article 556 of the Companies Code,
Clause 8.1 (Change of Control or Sale) of the USD 4,200,000,000
term facilities agreement dated 26 FEB 2010 entered into by the
Company and Anheuser-Busch InBev Worldwide Inc. as original
borrowers, the original guarantors and original lenders listed therein, Banco Santander S.A., London Branch and Fortis Bank
SA/NV as mandated lead arrangers and bookrunners and Fortis
Bank SA/NV as agent (as amended and/or amended and restated
from time to time) (the Term Facilities Agreement) and (ii) any other provision of the Term Facilities Agreement granting rights to
3rd parties which could affect the Company's assets or could impose an obligation on the Company where in each case the
exercise of those rights is dependent on the launch of a public take-over bid over the shares of the Company or on a Change of
Control (as specified in the Term Facilities Agreement); Clause
8.1 of the Term Facilities Agreement grants, in essence, to any lender under the Term Facilities Agreement, upon a Change of
Control over the Company, the right (i) not to fund any loan and (ii)
(by not less than 30 days written notice) to cancel its undrawn commitments and require repayment of its participations in the loans, together with accrued interest thereon, and all other amounts owed to such lender under the Term Facilities
Agreement (and certain related documents)
		Management	For	For
C.
Grant powers to Mr. Benoit Loore, VP Legal Corporate, with
power to substitute and without prejudice to other delegations of powers to the extent applicable, for (i) the restatements of the
Articles of Association as a result of all changes referred to above, the signing of the restated articles of association and their filings with the clerk's office of the Commercial Court of Brussels, (ii) the filing with the same clerk's office of the resolutions referred under
Resolution B.10 and (iii) any other filings and publication
formalities in relation to the above resolutions
		Management	For	For

GOLDEN AGRI-RESOURCES LTD.
Security	ADPV11073	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	MU0117U00026	Agenda		702359060 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Received and adopt the audited financial statements for the YE 31 DEC 2009 together with the Directors' and the Auditors' reports thereon	Management	For	For
2	Declare a first and final dividend of SGD 0.00495 per ordinary share for the YE 31 DEC 2009	Management	For	For
3	Approve the Directors' fees of SGD 258,336 for the YE 31 DEC 2009	Management	For	For
4	Re-elect Mr. Frankle Djafar Widjaja as a Director, who retires by rotation pursuant to Article 90 of the Constitution of the Company	Management	For	For
5	Re-elect Mr. Simon Lim as a Director who retires by rotation pursuant to Article 90 of the Constitution of the Company	Management	For	For
6	Re-elect Mr. Hong Pian Tee as a Director who retires by rotation pursuant to Article 90 of the Constitution of the Company	Management	For	For
7	Re-appoint Moore Stephens LLP as the Auditors and authorize the Directors to fix their remuneration	Management	For	For
8
Authorize the Directors of the Company, pursuant to The
Companies Act 2001 of Mauritius and the Listing Rules of the
Singapore Exchange Securities Trading Limited, to allot and issue
(including the allotment and issue of shares and convertible securities pursuant to offers, agreements or options made or granted by the Company while this authority remains in force) or otherwise dispose of shares in the Company (including making and granting offers, agreements and options which would or which might require shares and convertible securities to be allotted, issued or otherwise disposed of) at any time, whether during the continuance of such authority or thereafter, to such persons, upon such terms and conditions and for such purposes as the Directors
CONTD.
		Management	For	For
-
CONTD. may in their absolute discretion deem fit without first offering such-shares and convertible securities to the members of the Company provided that-the aggregate number of shares and convertible securities to be issued-pursuant to this Resolution shall not exceed 50% of the issued share capital-of the Company
(excluding treasury shares) at the date of this Resolution,-and provided further that where members of the Company with
registered-addresses in Singapore are not given an opportunity to participate in the-same on a pro-rata basis, then the shares and convertible securities to be-issued under such circumstances shall not exceed 20% of the issued share-capital of the Company
(excluding treasury shares) at the date of this-Resolution
Non-Voting
9
Authorize the the Directors of the Company, subject to and
pursuant to the share issue mandate in Resolution 8 above being obtained, and notwithstanding the 50% limit in Resolution 8
above, that pursuant to The Companies Act 2001 of Mauritius and in accordance with and subject to the requirements of the
Singapore Exchange Securities Trading Limited, to allot and issue shares in the Company at any time by way of a pro-rata
		Management	For	For

renounceable rights issue to shareholders of the Company upon such terms and conditions and for such purposes as the Directors may in their absolute discretion deem fit provided that the
aggregate number of shares to be issued pursuant to this
Resolution shall not exceed 100% of the issued share capital of the Company (excluding treasury shares) at the date of this
Resolution

10
Authorize the Directors of the Company, subject to and pursuant to the share issue mandate in Resolution 8 above being obtained, to allot and issue new shares on a non pro-rata basis at an issue price per new share which shall be determined by the Directors in their absolute discretion provided that such price shall not represent more than 20% discount to the weighted average price per share determined in accordance with the requirements of the
Singapore Exchange Securities Trading Limited
		Management	For	For
11
Authorize the Directors of the Company of all the powers of the
Company, for the purposes of The Companies Act 2001 of
Mauritius (the Act), to purchase or otherwise acquire ordinary shares (Shares) in the issued share capital of the Company not exceeding in aggregate the Prescribed Limit (as specified), at such price or price as may be determined by the Directors from time to time up to the Maximum Price (as specified), whether by way of: market purchases (each a Market Purchase) on the
Singapore Exchange Securities Trading Limited (SGX-ST); and/or
off-market purchases (each an Off-Market Purchase) effected in accordance with any equal access schemes as may be
determined or formulated by the Directors as they consider fit, which schemes shall satisfy all the conditions prescribed by the
Act, and otherwise in accordance with all other laws, regulations and rules of the SGX-ST as may for the time CONTD.
		Management	For	For
-
CONTD. being be applicable, and approved generally and
unconditionally (the-Share Purchase Mandate);  Authority expires the earlier of the next AGM of-the Company is held; or the date by which the next AGM of the Company is-required by law to be held
; and authorize the Directors of the Company to-complete and do all such acts and things (including executing such documents-as may be required) as they may consider expedient or necessary to give-effect to the transactions contemplated by this Resolution
Non-Voting
12
Approve that pursuant to Chapter 9 of the Listing Manual of the
Singapore Exchange Securities Trading Limited, approval be
given to the Company, its subsidiaries and associated companies that are not listed on the Singapore Exchange Securities Trading
Limited or an approved exchange, provided that the Company and its subsidiaries (the Group), or the Group and its interested person(s), has control over the associated companies, or any of them to enter into any of the transactions falling within the types of
Interested Person Transactions, particulars of which are set as specified, with any CONTD.
		Management	For	For
-
CONTD. party who is of the class of Interested Persons as
specified; provided-that such transactions are carried out in the ordinary course of business and-in accordance with the guidelines of the Company for Interested Person-Transactions as specified;
that the IPT Mandate shall, unless revoked or-varied by the
Company in members meeting, continue in force until the next-
AGM of the Company; and authorize the Directors of the
Company to complete-and do all such acts and things (including executing all such documents as-may be required) as they may consider expedient or necessary or in the-interests of the
Company to give effect to the IPT Mandate and/or this-Resolution
Non-Voting

DEUTSCHE POST AG
Security	D19225107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	DE0005552004	Agenda		702296713 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED
DEPENDING ON SOME SUBCUSTODIANS'-PROCESSING IN
THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE TO-OBTAIN BLOCKING INFORMATION
FOR YOUR ACCOUNTS.
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY wit-h the report of the Supervisory Board, the group financial statements and grou-p annual report as well as the report pursuant to Sections 289[4] and 315[ 4]-of the German
Commercial Code
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
880,797,457.47 as follows: payment of a dividend of EUR 0.60 per share EUR 155,387,933.07 shall be carried for ward Ex-dividend and payable date: 29 APR 2010
		Management	For	For
3.	Ratification of the acts of the Board of Managing Directors	Management	For	For
4.	Ratification of the acts of the Supervisor y Board	Management	For	For
5.	Appointment of Auditors f or the 2010 FY: PricewaterhouseCoopers AG, Dusseldorf	Management	For	For
6.
Authorization to acquire own shares, the Company shall be
authorized to acquire own shares of up to 10% of its share capital, at a price not deviating more than 10% from the market price of the shares, on or before 27 APR 2015, the Board of Managing
Directors shall be authorized to dispose of the shares in a manner other than the stock exchange or by way of a public offer to all shareholders if the shares are sold at a price not materially below their market price, and to retire the shares
		Management	For	For
7.	Approval of the use of derivatives [call and put options] for the purpose of acquiring own shares as per item 6	Management	For	For
8.	Approval of the remuneration system for members of the Board of Managing Directors	Management	For	For
9.	Re-election of Roland Oetker to the Supervisory Board	Management	For	For
10.
Amendments of the Articles of Association in respect of the
Supervisory Board remuneration as of the 2011 FY, the fixed
remuneration shall be increased to EUR 4 0,000 and the
attendance fee to EUR 1,000 per member
		Management	For	For
11.
Further amendments to the Articles of Association as follows:
11.a] Section 14 [5], the majority of the votes cast shall be necessary for resolutions by the Supervisory Board if there is no other majority mandatory, in case of two election ties after another, the Chairman shall receive two votes; 11.b] Section 18
[2]shall be a mended in respect of the shareholders, meeting being announced at least 30 days prior to the date of the meeting;
11.c] Section 19 [1], in respect of shareholders being entitled to participate and vote at the shareholders meeting if they register with the Company by the sixth day prior to the meeting and
provide evidence of their shareholding as per the statutory record date; 11.d] Section 19 [2] in respect of the Board of Managing
Directors being authorized to permit shareholders to absentee vote in written form or by electronic means at a shareholders
meeting;11.e] Section 19 [3], in respect of proxy- voting
instructions being issued as stipulated by law, the
issuance/withdrawal of proxy-voting instructions must be effected in written form; 11.f] Section 19 [4], in respect of the Chairman of the shareholders meeting being authorized to permit the
audiovisual transmission of the meeting; 11.g] Section 22 [1], in respect of the Board of Managing Directors being obliged to list the financial statements and the group financial statements as well as the annual report and the group annual report for the past FY within the first 3 months of the current year and to present them to the Supervisory Board, together with the proposal for resolution on the appropriation of the distributable profit
		Management	For	For

COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS
MEETING. A LINK TO THE COUNTER P-ROPOSAL
INFORMATION IS AVAILABLE IN THE MATERIAL URL
SECTION OF THE APPLICATIO-N. IF YOU WISH TO ACT ON
THESE ITEMS, YOU WILL NEED TO REQUEST A MEETING
ATTEN-D AND VOTE YOUR SHARES AT THE COMPANYS
MEETING.
Non-Voting

ROYAL BK SCOTLAND GROUP PLC
Security	G76891111	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	GB0007547838	Agenda		702301285 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and approve the accounts for the FYE 31 DEC 2009 and the reports of the Directors and the Auditors thereon	Management	For	For
2	Approve the remuneration report contained within the report and accounts for the FYE 31 DEC 2009	Management	For	For
3	Election of Sir Sandy Crombie as a Director	Management	For	For
4	Election of Bruce Van Saun as a Director	Management	For	For
5	Election of Philip Scott as a Director	Management	For	For
6	Election of Penny Hughes as a Director	Management	For	For
7	Election of Brendan Nelson as a Director	Management	For	For
8	Re-election of Joe Machale a s a Director	Management	For	For
9	Re-election of Philip Hampton as a Director	Management	For	For
10	Re-appoint Deloitte LLP as the Auditors	Management	For	For
11	Authorize the Audit Committee to fix the remuneration of the Auditors	Management	For	For
12	Approve to renew the Directors authority to allot ordinary shares	Management	For	For
S.13	Approve to renew the Directors authority to allot shares on a non- pre-emptive basis	Management	For	For
14	Approve the consolidation and sub-division of shares	Management	For	For
S.15	Approve to permit the holding of general meetings at 14 days notice	Management	For	For
16	Approve the RBS 2010 Long Term Incentive Plan	Management	For	For
17	Approve to renew the Employee Share Ownership Plan	Management	For	For
S.18	Adopt the new Articles of Association	Management	For	For
19	Grant authority for the political donations and expenditure by the Company in terms of Section 366 of the Companies Act 2006	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN RESOLUTION TYPE. IF YOU H-AVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YO-U DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AKTIENG
Security	D55535104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	DE0008430026	Agenda		702305308 - Management
Item	Proposal	Type	Vote	For/Against Management

Please note that shareholders must be registered in beneficial owner name to b-e eligible to vote at this meeting. To facilitate registration, your initial v-ote instruction must reach Broadridge by
2pm on April 12th, 2010. Broadridge w-ill disclose the beneficial owner information for voted accounts and blocking-may apply.
Please contact your client service representative for further detai-
ls.
Non-Voting

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS USUAL
THANK YOU
Non-Voting
1.a	Submission of the report of the Supervisory Board and the corporate governance-report including the remuneration report for the financial year 2009	Non-Voting
1.b
Submission of the adopted Company financial statements and
management report f-or the financial year 2009, the approved consolidated financial statements and-management report for the
Group for the financial year 2009, and the explanat-ory report on the information in accordance with Sections 289 para. 4 and 315-
para. 4 of the German Commercial Code
Non-Voting
2.	Resolution on the appropriation of the net retained profits from the financial year 2009	Management	For	For
3.	Resolution to approve the actions of the Board of Management	Management	For	For
4.	Resolution to approve the actions of the Supervisory Board	Management	For	For
5.	Resolution to approve the remuneration system for the Board of Management	Management	For	For
6.	Resolution to appoint a member of the Supervisory Board: Dr. Benita Ferrero-Waldner	Management	For	For
7.	Resolution to authorise the buy-back and utilisation of own shares as well as the option to exclude subscription and pre-emptive rights	Management	For	For
8.	Resolution to authorise the buy-back of own shares using derivatives as well as the option to exclude subscription and pre- emptive rights	Management	For	For
9.
Resolution to authorise the issue of convertible bonds and/or bonds with warrants with the option of excluding subscription rights; to cancel Contingent Capital Increase 2005; to create a new contingent capital (Contingent Capital Increase 2010); and to make the relevant amendment to the Articles of Association
		Management	For	For
10.	Resolution to amend Articles 6 (registration for the Annual General Meeting) and 7 (exercise of voting rights by proxies) of the Articles of Association	Management	For	For
11.	Resolution to amend Article 6 of the Articles of Association (information for shareholders)	Management	For	For

COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS
MEETING. A LINK TO THE COUNTER P-ROPOSAL
INFORMATION IS AVAILABLE IN THE MATERIAL URL
SECTION OF THE APPLICATIO-N. IF YOU WISH TO ACT ON
THESE ITEMS, YOU WILL NEED TO REQUEST A MEETING
ATTEN-D AND VOTE YOUR SHARES AT THE COMPANYS
MEETING.
Non-Voting

UNIBAIL-RODAMCO SE, PARIS
Security	F95094110	Meeting Type		MIX
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	FR0000124711	Agenda		702305675 - Management
Item	Proposal	Type	Vote	For/Against Management
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0322/201003221000766.pdf	Non-Voting
O.1	Approve the annual accounts	Management	For	For
O.2	Approve the consolidated accounts	Management	For	For
O.3	Approve the allocation of the result	Management	For	For
O.4	Approve the distribution of a sum deducted on the contribution bonus line item	Management	For	For
O.5	Approve the regulated agreements and commitments	Management	For	For
O.6	Approve to renew Mr. Frans J. G. M. Cremers' appointment as a Member of the Supervisory Board	Management	For	For
O.7	Approve to renew Mr. Francois Jaclot's appointment as a Member of the Supervisory Board	Management	For	For
O.8	Authorize the Board of Directors in order to allow the Company to trade in its own shares	Management	For	For
E.9	Authorize the Board of Directors for the purpose of reducing the authorized capital by canceling shares held by the Company	Management	For	For
E.10	Powers for the required formalities	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN RECORD DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DE-CIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

AVIVA PLC, LONDON
Security	G0683Q109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	GB0002162385	Agenda		702309281 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the annual reports and accounts	Management	For	For
2	Approve the final dividend	Management	For	For
3	Election of Andrea Moneta	Management	For	For
4	Election of Patrick Regan	Management	For	For
5	Election of Michael Hawker	Management	For	For
6	Election of Leslie Van de Walle	Management	For	For
7	Re elect Andrew Moss	Management	For	For
8	Re elect Colin Sharman	Management	For	For
9	Re elect Scott Wheway	Management	For	For
10	Re-appoint Ernst and Young LLP	Management	For	For
11	Approve the Auditors remuneration	Management	For	For
12	Authorize to allot securities	Management	For	For
S.13	Authorize the non pre emptive share allotments	Management	For	For
14	Approve the remuneration report	Management	For	For
15	Approve the Corporate responsibility report	Management	For	For
16	Approve the political donations	Management	For	For
S.17	Authorize to allot preference shares	Management	For	For
S.18	Approve the 14 days notice for general meeting	Management	For	For
S.19	Adopt the new Articles of Association	Management	For	For
S.20	Grant authority to purchase ordinary shares	Management	For	For
S.21	Grant authority to purchase 8 and 34th% preference shares	Management	For	For
S.22	Grant authority to purchase 8 and 38th% preference shares	Management	For	For

SCOR SE, PUTEAUX
Security	F15561677	Meeting Type		MIX
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	FR0010411983	Agenda		702311363 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0324/201003241000831.pdf	Non-Voting
O.1	Approve the annual Company accounts for the year ending 31 DEC 2009	Management	For	For
O.2	Approve the allocation of the result and determination of the dividend for the YE 31 DEC 2009	Management	For	For
O.3	Approve the Option of dividend payment using shares	Management	For	For
O.4	Approve the consolidated accounts for the year ending 31 DEC 2009	Management	For	For
O.5	Approve the agreements specified in the Special Auditors' report pursuant to Article L. 225-38 of the Code du Commerce Commercial Code	Management	For	For
O.6	Approve the Directors' fees	Management	For	For
O.7	Appointment of Madame Monica Mondardini as a Company Director	Management	For	For
O.8	Authorize the Board of Directors to operate using Company shares	Management	For	For
O.9	Grant powers for formalities	Management	For	For
E.10	Authorize the Board of Directors pursuant to the provisions of Article L. 225-129-2 of the Code du Commerce, to decide to incorporate profits, reserves or premia in the capital stock	Management	For	For
E.11
Authorize the Board of Directors pursuant to the provisions of
Article L. 225-129-2 of the Code du Commerce, to decide to issue shares and/or tangible assets granting access to capital stock or entitling debt securities, maintaining the preferential subscription right
		Management	For	For
E.12
Authorize the Board of Directors pursuant to the provisions of
Article L. 225-129-2 of the Code du Commerce, to decide to issue, through a public offer, shares and/or tangible assets granting access to capital stock or entitling debt securities, removing the preferential subscription right
		Management	For	For
E.13
Authorize the Board of Directors pursuant to the provisions of
Articles L. 225-129-2 and L. 225-136 of the Code du Commerce,
to decide, through an offer as specified in II of Article L. 411-2 of the Code Monetaire et Financier Monetary and Financial Code  to
issue shares and/or tangible assets granting access to capital stock or entitling debt securities, removing the preferential subscription right
		Management	For	For
E.14
Authorize the Board of Directors to issue shares and/or tangible assets, granting access to the Company's capital stock or entitling to debt securities, in return for securities contributed to the
Company through a public exchange offer initiated by it
		Management	For	For
E.15
Authorize the Board of Directors to issue shares and/or tangible assets, granting access to the Company's capital stock or entitling to debt securities, through contributions in kind limited to 10% of its capital stock
		Management	For	For
E.16	Authorize the Board of Directors to increase the number of securities in the event of an increase in capital stock, with or without a preferential subscription right	Management	For	For
E.17
Authorize the Board of Directors to issue tangible assets granting access to the Company's capital stock, with removal of the
shareholders' preferential subscription right, granting it to a category of people firmly taking Company capital stock securities
		Management	For	For
E.18	Authorize the Board of Directors to reduce capital stock by cancelling self-held shares	Management	For	For
E.19	Authorize the Board of Directors to grant options of subscription and/or purchase of shares to paid members of staff and Managers and Executive Directors	Management	For	For
E.20	Authorize the Board of Directors to allocate, free of charge, ordinary Company shares to paid members of staff and Managers and Executive Directors	Management	For	For
E.21	Authorize the Board of Directors to increase capital stock by issuing shares reserved for members of savings plans, removing the preferential subscription right enjoyed by these people	Management	For	For
E.22	Approve the overall ceiling on capital stock increases	Management	For	For
E.23	Approve the amendments to the Board of Directors' mandate expiry rules and correlative amendments to Articles 10-1 and 17 of the Company's Articles of Association	Management	For	For
E.24	Approve the amendments to the Chairman of the Board of Directors' mandate expiry rules and correlative amendments to Articles 14 and 16 of the Company's Articles of Association	Management	For	For
E.25	Grant powers for formalities	Management	For	For

ATLAS COPCO AB
Security	W10020134	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	SE0000122467	Agenda		702312416 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID VO-TE OPTION. THANK YOU	Non-Voting
1	Opening of the meeting and election of Sune Carlsson as the Chairman of the Meeting	Management	For	For
2	Approve the voting list	Management	For	For
3	Approve the agenda	Management	For	For
4	Election of one or two persons to approve the Minutes	Management	For	For
5	Approve to determine whether the meeting has been properly convened or not	Management	For	For
6	Presentation of the annual report and the Auditor's report as well as the cons-olidated annual report and the Consolidated Auditor's report	Non-Voting
7	Approve the President's speech and questions from shareholders to the Board of Directors and the Management	Management	For	For
8	Receive the report on the functions of and work performed by the Board of Directors and its Audit Committee	Management	For	For
9.a	Approve the profit and loss account and the balance sheet and the consolidated profit and loss account and the consolidated balance sheet as well as the presentation by the Auditor	Management	For	For
9.b	Grant discharge from liability of the Board Members and the President	Management	For	For
9.c	Approve the allocation of the Company's profit according to the approved balance sheet	Management	For	For
9.d
Approve the dividend for 2009 is decided to be SEK 3.00 per
share and that 03 May 2010 is the record day for the dividend; if the meeting decides as proposed, the dividend is expected to be distributed by Euroclear Sweden AB on 06 MAY 2010
		Management	For	For
10	Approve to determine 10 number of Board Members and the Deputy Members to be elected at the meeting	Management	For	For
11
Re-elect Sune Carlsson, Jacob Wallenberg, Staffan Bohman,
Christel Bories, Johan Forssell, Ronnie Leten, Ulla Litzen, Anders
Ullberg and Margareth Ovrum as the Board Members; election of
Gunilla Nordstrom, as a new Member of the Board; Currently
Gunilla Nordstrom is an Executive Vice President AB Electrolux
and Head of Electrolux Major Appliances Asia Pacific; election of
Sune Carlsson as a Chairman and Jacob Wallenberg as a Vice
Chairman of the Board of Directors
		Management	For	For
12
Approve a fee of SEK 1,500,000 to the Chairman, SEK 550,000 to
the Vice Chairman and SEK 450,000 to each of the other 7 Board
Member not employed by the Company; a fee to the Members of
the Audit Committee of SEK 200,000 [170,000] to the Chairman
and SEK 125,000 [110,000] to the other Members of this
Committee; a fee of SEK 60,000 to each of the Members of the
Remuneration Committee and a fee of SEK 60,000 to each Board
Member who, in addition to the above, participates in a Committee in accordance with a decision of the Board of Directors; that each nominated Board Member shall have the possibility to choose
between receiving 50% of the fee in the form of synthetic shares and the rest in cash and to receive the whole fee in cash; that the total Board fee amounts to a sum of SEK 5,200,000 of which max
SEK 2,600,000 can be in the form of synthetic shares as specified
		Management	For	For
13
Approve the Registered Audit Company Deloitte AB is elected as the Auditor until the end of the AGM 2014 and that the principle for the remuneration to the Auditor for the same period is approved account; Deloitte AB has informed that, subject to the approval of the proposal from the nomination Committee regarding Auditor, the authorized Auditor Jan Berntsson will be main responsible for the audit
		Management	For	For
14.a
Approve the guiding principles for the remuneration of Senior
Executives; the Board for 2010, which is in compliance with the principles of previous years and are based on agreements already entered into between Atlas Copco and respective employee, is as follows; the remuneration to the Senior Executives shall consist of a base salary, variable compensation, long term incentive
programs, pension premium and additional benefits; for
expatriates certain other benefits apply in compliance with the
Company's Conditions for Expatriate Employees; the base salary reflects the position, qualification and individual performance; the size of the variable compensation depends on the extent to which predetermined quantitative and qualitative goals are met; the variable compensation is limited to maximum 70% of the base
salary for the President, to 50% for the Business Area Executives
and to 40% for the other Senior Executives; pension premiums are paid in accordance with a premium based plan within a range of 25-35% of the base salary, depending on age; additional
benefits consist of Company car and private health insurance; a mutual notice term of six months applies; the maximum
compensation in case of termination of employment is 24 months base salary; the Board reserves the right to deviate from these guiding principles if special reasons for such a deviation exist in an individual case
		Management	For	For
14.b
Approve the opinion of the Board and the best interest of the shareholders, that key personnel in Atlas Copco have a long term interest in a good value development of the shares of the
Company and align their performance in a manner that enhances such a development; in particular this applies to the group of key personnel that consists of the senior executives and the division presidents; it is also the assessment of the Board that a share related option program increases the attractiveness of Atlas
Copco on the global market and enhances the possibility to recruit and keep key personnel in the Group
		Management	For	For
14.c
Approve that the Board is granted the mandate until the next AGM to decide, on one or more occasions, on the acquisition of shares in the Company as follows: Acquisition of not more than 5,730,000 series A shares; the shares may only be acquired on NASDAQ
OMX Stockholm; the shares may only be acquired at a price per share within the registered trading interval at any given point in time; the Board further proposes that the Meeting resolves to transfer shares in the Company in relation to the Company's
personnel option program 2010, including the share
saving/matching share part as specified
		Management	For	For
15
Approve that the Board is granted the mandate until the next AGM to sell, at one or more occasions, maximum 1,600,000 series A shares and maximum 2,400,000 series B shares, in connection
with the exercise of rights under the 2006 and 2007 performance
Stock Option Plans and maximum 925,00 series A shares in
connection with the exercise of rights under the 2008 performance stock option plan in order to cover costs, primarily alternative plans and social costs as well as cash settlements; the sale shall take place on NASDAQ OMX Stockholm at a price within the
registered price interval at any given time
		Management	For	For
16
Approve that the Board is given the mandate until the next AGM and, considering the proposals above under Items 12 and 14
regarding mandate for the Board to acquire shares as well as to the number of shares held by the Company, to decide on the
acquisition of shares, at one or more occasions, in accordance with the following: Acquisition, of shares is allowed up to
maximum 5% of all issued shares, excluding those shares that are held by the Company at the time of the AGM 2010, but including the shares the Company will acquire based on mandates granted at that AGM 2; the shares may only be acquired on NASDAQ
OMX Stockholm 3; the shares may only be acquired at a price per share within the registered trading interval at any given point in time
		Management	For	For
17
Approve that the Company shall have a Nomination Committee
consisting of the Chairman of the Board and a representative from each of the 4 largest shareholders in terms of voting rights; during the fourth quarter of 2010 the Chairman of the Board shall contact the four largest by Euroclear Sweden AB directly registered or ownership grouped shareholders for the appointing of an owner representative; the names of the four owner representatives and the names of the shareholders they represent shall be made
public latest six months prior to the AGM 2011 and be based upon the known number of votes immediately prior to the publishing; the term of office of the nomination committee lasts until a new nomination committee has been appointed; the Chairman of the nomination committee shall, unless the members otherwise agree, be the member who represents the shareholder with the largest number of votes; that representatives who have been appointed by such shareholders who, during the term of the nomination
committee, no longer belong to the group of four largest
shareholders in terms of voting rights, shall cease to be members
		Management	For	For

of the committee and the one, or those, shareholders who has been added among the four shareholders with the largest voting rights shall appoint its/their representatives; that the nomination committee shall prepare proposals to the AGM 2011 regarding the following matters for decision: proposal regarding Chairman for the AGM, number of Board members, composition of the Board of
Directors, Chairman and Vice Chairman of the Board of Directors,
remuneration to the Chairman, Vice Chairman and other Board
members not employed by the Company, compensation for
committee work and the criteria for the selection of the nomination committee and decision points for the AGM 2012; that, in
connection with its mission in general, the nomination committee shall fulfill those tasks that, according to the Swedish Code of
Corporate Governance, are allocated to a nomination committee and that the Company, upon request from the nomination
committee, shall provide resources like, for example, the secretary function in the nomination committee in order to facilitate the work of the committee; upon request, the Company shall also carry such reasonable costs for external consultants who are deemed by the nomination committee to be required in order for the
nomination committee to carry out its mission

18	Closing of the meeting	Non-Voting

ROLLS-ROYCE GROUP PLC, LONDON
Security	G7630U109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	GB0032836487	Agenda		702315525 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the Directors's report and financial statements for the YE 31 DEC 2009	Management	For	For
2	Approve the Director's remuneration report for the YE DEC 31 2009	Management	For	For
3	Re-elect Peter Byrom as a Director of the Company	Management	For	For
4	Re-elect Professor Peter Gregson as a Director of the Company	Management	For	For
5	Re-elect Helen Alexander as a Director of the Company	Management	For	For
6	Re-elect Dr. John McAdam as a Director of the Company	Management	For	For
7	Re-elect Andrew Shilston as a Director of the Company	Management	For	For
8	Re-appoint the Auditors and to authorize the Directors to agree their remuneration	Management	For	For
9	Authorize the allotment and issue of Company Shares	Management	For	For
10	Authorize political donations and political expenditure	Management	For	For
S.11	Approve to accept new Articles of Association	Management	For	For
S.12	Authorize the Directors to call general meetings on not less than 14 clear day's notice	Management	For	For
S.13	Authorize the Directors to allot shares	Management	For	For
S.14	Approve to display pre-emption rights	Management	For	For
S.15	Authorize the Company to purchase its own Ordinary Shares	Management	For	For

FINMECCANICA SPA
Security	T4502J151	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	IT0003856405	Agenda		702322758 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 29
APR 2010 (AND A THIRD CALL ON 30 APR 2010).
CONSEQUENTLY, YOUR-VOTING INSTRUCTIONS WILL
REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA IS
AMEN-DED. PLEASE BE ALSO ADVISED THAT YOUR
SHARES WILL BE BLOCKED UNTIL THE QUORUM-IS MET OR
THE MEETING IS CANCELLED. THANK YOU.
Non-Voting
1.	Amend the Articles 1, 12 and 14 of the Articles of Association, also in relation to Legislative Decree N. 27 of 27 JAN 2010	Management	For	For

TELMEX INTERNACIONAL SAB DE CV
Security	P9043M104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	MX01TE090014	Agenda		702335541 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the designation or ratification, as the case may be, of the Members of the Board of Directors who are to be appointed by the Series l shareholders; resolutions in this regard	Management	For	For
2	Approve the designation of delegates to carry out and formalize the resolutions passed by the meeting; resolutions in this regard	Management	For	For

BRITISH AMERN TOB PLC
Security	G1510J102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	GB0002875804	Agenda		702338131 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 647102 DUE TO CHANGE IN VO-TING STATUS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Receive the accounts and the reports of the Directors and Auditors for the YE 31 DEC 2009	Management	For	For
2.	Approve the remuneration report of the Directors for the YE 31 DEC 2009	Management	For	For
3.	Declare a final dividend of 71.6p per ordinary share in respect of the YE 31 DEC 2009, payable on 06 MAY 2010 to shareholders on the register at the close of business on 12 MAR 2010	Management	For	For
4.	Re-appoint PricewaterhouseCoopers LLP as the Company's Auditors	Management	For	For
5.	Authorize the Directors to agree on the Auditors' remuneration	Management	For	For
6.a	Re-appoint Dr. Ana Maria Llopis as a Director who retires by rotation	Management	For	For
6.b	Re-appoint Christine Morin-Postel as a Director who retires by rotation	Management	For	For
6.c	Re-appoint Anthony Ruys as a Director who retires by rotation	Management	For	For
7.	Re-appoint Richard Burrows as a Director	Management	For	For
8.
Authorize the Directors, in accordance with Section 551 of the
Companies Act 2006, to allot shares in the Company and to grant rights to subscribe for, or to convert any security into, shares in the Company ("Rights"): (a) up to an aggregate nominal amount of
GBP 166,391,574; and (b) up to a further aggregate nominal
amount of GBP 166,391,574 provided that: (i) they are equity securities (within the meaning of Section 560(1) of the Companies
Act 2006); and (ii) they are offered by way of a rights issue to holders ("shareholders") of ordinary shares of 25p each in the capital of the Company ("ordinary shares") on the register of members at such record dates as the Directors may determine
where the equity securities respectively attributable to the interests of the shareholders CONTD
		Management	For	For
-
CONTD are proportionate to the respective numbers of ordinary shares held or d-eemed to be held by them on any such record dates, subject to such exclusions-or other arrangements as the
Directors may deem necessary or expedient to deal-with treasury shares, fractional entitlements or legal or practical problems-
arising under the laws of any overseas territory or the
requirements of any re-gulatory body or stock exchange or by virtue of shares being represented by de-positary receipts or any other matter, provided that this; Authority shall exp-ire on the date of the next AGM of the Company after the passing of this Resol-
ution or, if earlier, on 28 JUL 2011 ; save that the Company shall be entitled-to make offers or agreements before the expiry of such authority which would-or might require shares to be allotted or
Rights to be granted
Non-Voting
S.9
Authorize the Directors, pursuant to Sections 570 and 573 of the
Companies Act 2006, to allot equity securities (within the meaning of Section 560 of that Act) for cash either pursuant to the authority conferred by Resolution 8 above or by way of a sale of treasury shares as if Section 561(1) of that Act did not apply to any such allotment, provided that this power shall be limited to: (a) the allotment of equity securities in connection with an offer of securities (but in the case of the authority granted under
paragraph (b) of Resolution 8 by way of rights issue only) in favor of the holders ("shareholders") of ordinary shares of 25p each in the capital of the Company ("ordinary shares") on the register of members at such record dates as the Directors may determine
where the equity securities respectively attributable to the interests CONTD
		Management	For	For
-
CONTD of the shareholders are proportionate (as nearly as may be practicable)-to the respective numbers of ordinary shares held or deemed to be held by them-on any such record dates, subject to such exclusions or other arrangements as-the Directors may deem necessary or expedient to deal with treasury shares, f-
ractional entitlements or legal or practical problems arising under the laws o-f any overseas territory or the requirements of any regulatory body or stock e-xchange or by virtue of shares being represented by depositary receipts or any-other matter; and (b)
the allotment (otherwise than pursuant to paragraph (a)-of this
Resolution 9) to any person or persons of equity securities up to an-aggregate nominal amount of GBP 24,958,736 and shall expire upon the expiry of-the general authority conferred by CONTD
Non-Voting
-
CONTD Resolution 8 above, save that the Company shall be
entitled to make offe-rs or agreements before the expiry of such power which would or might require-equity securities to be allotted after such expiry and the Directors shall be-entitled to allot equity securities pursuant to any such offer or agreement as-if the power conferred hereby had not expired
Non-Voting
S.10
Authorize the Company, for the purposes of Section 701 of the
Companies Act 2006, to make market purchases (within the
meaning of Section 693 (4) of that Act ) of ordinary shares of 25p each in the capital of the Company ("ordinary shares") provided that: (a) the maximum number of ordinary shares that may be
purchased is 199.6 million representing approximately 10% of the issued ordinary share capital of the Company as at 19 March
2010; (b) the minimum price that may be paid for an ordinary share is 25p; (c) the maximum price that may be paid for an
ordinary share is an amount equal to 105% of the average of the middle-market prices shown in the quotation for an ordinary share as derived from the London Stock Exchange Daily Official List for the five business days immediately preceding the day on which the ordinary CONTD
		Management	For	For
-
CONTD share is contracted to be purchased; Authority shall
expire on the date-of the next AGM of the Company after the
passing of this Resolution or, if ear-lier, on 28 JUL 2011 ; and the
Company shall be entitled to make offers or agr-eements before the expiry of such authority which would or might require share-s to be allotted or Rights to be granted (e) the Company may enter into a cont-ract to purchase its ordinary shares under this authority prior to its expiry,-which contract will or may be executed wholly or partly after such expiry, an-d may purchase its ordinary shares in pursuance of any such contract
Non-Voting
S.11	Approve that a general meeting, other than an AGM, may be called on not less than 14 clear days' notice	Management	For	For
S.12
Adopt, with effect from the end of the meeting, pursuant to
Resolution 13 being passed, the form of the Articles of Association produced to the meeting (the "New Articles") as the Articles of
Association of the Company in substitution for, and to the
exclusion of, the existing Articles of Association of the Company;
and, if Resolution 13 has not been passed, adopt the New Articles as the Articles of Association of the Company in substitution for, and to the exclusion of, the existing Articles of Association of the
Company save that Article 113 of the existing Articles of
Association shall be retained as Article 113 in the new Articles of
Association
		Management	For	For
S.13
Approve, that with effect from the end of the meeting: if Resolution
12 has been passed, the new Articles of Association of the
Company, adopted with effect from the end of the meeting, shall include the changes to Article 113 as set out in the New Articles;
and, if Resolution 12 has not been passed, amend the existing
Articles of Association of the Company by substituting Article 113 as set out in the New Articles for, and to the exclusion of, Article
113 of the existing Articles of Association of the Company
		Management	For	For

FORTIS SA/NV, BRUXELLES
Security	B4399L102	Meeting Type		MIX
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	BE0003801181	Agenda		702339626 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
1.	Opening	Non-Voting
2.1.1	Discussion of the annual report on the FY 2009	Non-Voting
2.1.2	Discussion of the consolidated annual accounts for the FY 2009	Non-Voting
2.1.3	Discussion and proposal to approve the statutory annual accounts of the compan-y for the FY 2009	Non-Voting
2.2.1	Information on the dividend policy	Non-Voting
2.2.2	Adopt a gross dividend for the 2009 FY of EUR 0.08 per Fortis Unit, the dividend will be payable as from 01 JUN 2010	Management	For	For
2.31A	Grant discharge Mr. Louis Cheung Chi Yan for the period 01 JAN 2009 through 01 FEB 2009	Management	For	For
2.31B	Grant discharge Mr. Philippe Bodson for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.31C	Grant discharge Mr. Richard Delbridge for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.31D	Grant discharge Mrs. Clara Furse for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.31E	Grant discharge Mr. Reiner Hagemann for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.31F	Grant discharge Mr. Jan Michiel Hessels for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.31G	Grant discharge Mr. Jacques Manardo for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.31H	Grant discharge Mr. Alois Michielsen for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.31I	Grant discharge Mr. Ronald Sandler for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.31J	Grant discharge Mr. Rana Talwar for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.31K	Grant discharge Mr. Klaas Westdijk for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.31L	Grant discharge Mr. Karel De Boeck for the period 01 JAN 2009 through 01 JUL 2009	Management	For	For
2.31M	Grant discharge Mr. Georges Ugeux for the period 13 FEB 2009 through 13 FEB 2009	Management	For	For
2.31N	Grant discharge Mr. Jozef De Mey for the period 13 FEB 2009 through 31 DEC 2009	Management	For	For
2.31O	Grant discharge Mr. Jan Zegering Hadders for the period 13 FEB 2009 through 31 DEC 2009	Management	For	For
2.31P	Grant discharge Mr. Frank Arts for the period 29 APR 2009 through 31 DEC 2009	Management	For	For
2.31Q	Grant discharge Mr. Guy de Selliers de Moranville for the period 29 APR 2009 through 31 DEC 2009	Management	For	For
2.31R	Grant discharge Mr. Roel Nieuwdorp for the period 29 APR 2009 through 31 DEC 2009	Management	For	For
2.31S	Grant discharge Mr. Lionel Perl for the period 29 APR 2009 through 31 DEC 2009	Management	For	For
2.31T	Grant discharge Mr. Shaoliang Jin for the period 29 APR 2009 through 31 DEC 2009	Management	For	For
2.31U	Grant discharge Mr. Bart De Smet for the period 18 SEP 2009 through 31 DEC 2009	Management	For	For
2.3.2	Grant discharge the Auditor for the FY 2009	Management	For	For
3.	Information on Fortis's governance relating to the reference codes and the app-licable provisions regarding corporate governance	Non-Voting
4.	Approve the remuneration policy for the Board Members and the Members of the Group Executive Committee as explained in the explanatory note	Management	For	For
5.
Approve the remuneration per Non-Executive Member of the
Board of Directors of Fortis SA/NV and Fortis N.V. as follows: a fixed annual retainer of EUR 45,000, an attendance fee of EUR
2,000 per Board meeting and an attendance fee of EUR 1,500 per
Board committee meeting in case of Members of the relevant
committee and EUR 2,000 in case of the Chairman of the relevant committee; for the Chairman of the Board of Directors a fixed annual retainer of EUR 60,000 and an attendance fee of EUR
2,500 per Board meeting
		Management	For	For
6.1
Appoint Mr. Bart De Smet as a Member of the Board of Directors
until the end of the OGM of Shareholders in 2013, Mr. Bart De
Smet will carry out the function of Executive Director and will hold the title of Chief Executive Officer in accordance with the Articles of Association, Mr. Bart De Smet was provisionally appointed by the Board of Directors on 01 JUL 2009
		Management	For	For
6.2
Appoint, subject to the approval of the Banking, Finance and
Insurance Commission and to the appointment as a Member of
the Board of Directors of Fortis N.V., Bridget McIntyre as a Non-
Executive Member of the Board of Directors until the end of the
OGM of Shareholders in 2013, Bridget McIntyre complies with the criteria set out in Article 526ter of the Belgian Companies Code
and will qualify as Independent Director within the meaning of this
Article
		Management	For	For
6.3
Appoint, subject to the approval of the Banking, Finance and
Insurance Commission and to the appointment as a Member of
the Board of Directors of Fortis N.V., Belen Romana as a Non-
Executive Member of the Board of Directors until the end of the
OGM of Shareholders in 2013, Belen Romana complies with the
criteria set out in Article 526ter of the Belgian Companies Code
and will qualify as Independent Director within the meaning of this
Article
		Management	For	For
E.7.1
Authorize the Board of Directors of the Company and the Boards
of its direct subsidiaries for a period of 18 months starting after the end of the General Meeting which will deliberate this point, to acquire Fortis Units, in which twinned Fortis SA/NV shares are incorporated, representing up to a maximum of 10% of the issued share capital, for a consideration equivalent to the closing price of the Fortis Unit on Euronext on the day immediately preceding the acquisition, plus a maximum of 15% or minus a maximum of 15%
		Management	For	For
E.7.2
Authorize the Board of Directors of the Company and the Boards
of its direct subsidiaries for a period of 18 months starting after the end of the General Meeting which will deliberate this point, to dispose of Fortis Units, in which twinned Fortis SA/NV shares are incorporated, under the conditions it will determine
		Management	For	For
E81.1	Amend the first sentence of Article 2 as specified	Management	For	For
E81.2	Approve to insert the specified new paragraph in Article 3 as specified	Management	For	For
E82.1	Communication of the special report by the Board of Directors on the use and p-urpose of the authorized capital prepared in accordance with Article 604 of th-e Belgian Companies Code	Non-Voting
E82.2
Authorize the Board of Directors to increase the Company capital by a maximum amount of EUR 88,200,000 to issue shares to
meet the coupon payment obligations under the financial
instruments mentioned in the special report by the Board of
Directors and to consequently cancel the unused balance of the authorized capital, as mentioned in Article 9 a) of the Articles of
Association, existing at the date of the publication in the Belgian
State Gazette of the amendment to the Articles of Association of the company resolved by the EGM of Shareholders which will
deliberate this point
		Management	For	For
E82.3
Authorize the Board of Directors to increase the Company capital by a maximum amount of EUR 168,000,000 to issue shares to
meet the obligation to redeem the principal amount of the
Redeemable Perpetual Cumulative Coupon Debt Securities
issued by Fortis Bank nv-sa in September 2001 and to
consequently cancel the unused balance of the authorized capital, as mentioned in Article 9 a) of the Articles of Association, existing at the date of the publication in the Belgian State Gazette of the amendment to the Articles of Association of the Company
resolved by the EGM of Shareholders which will deliberate this point
		Management	For	For
E82.4
Approve to modify the paragraph a) of Article 9 of the Articles of
Association worded as specified; the exact amount for which the
Board of Directors will ultimately be authorized to increase the company capital will depend on the outcome of the vote in relation to the proposed resolutions under items 8.2.2 and 8.2.3 by the
EGM of Shareholders of 28 APR 2010
		Management	For	For
E82.5	Amend Article 10 a) and d) as specified	Management	For	For
E.8.3	Approve to replace Article 17 as specified	Management	For	For
E.8.4	Approve to replace Article 28 as specified	Management	For	For
E.8.5
Authorize the Chairman, with the authority to sub-delegate, to make at the time when the coordinated text is drawn up the
necessary modifications to the Articles of Association, including to give effect to the new names of Fortis SA/NV and Fortis N.V.
		Management	For	For
9.	Closure	Non-Voting

ROYAL BK SCOTLAND GROUP PLC
Security	G76891111	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	GB0007547838	Agenda		702360544 - Management
Item	Proposal	Type	Vote	For/Against Management
	SPECIAL RESOLUTION TO BE VOTED ON BY ORDINARY SHAREHOLDERS AND NON-TENDERING C-UMULATIVE PREFERENCE SHAREHOLDERS	Non-Voting
S.1	Approve the Terms of the Conditional Repurchase Agreement and the Argon Conditional Repurchase Agreement	Management	For	For
	SPECIAL RESOLUTION TO BE VOTED ON BY ORDINARY SHAREHOLDERS, CUMULATIVE PREFERE-NCE SHAREHOLDERS AND 7.387 PERCENT PREFERENCE SHAREHOLDERS	Non-Voting
S.2	Amend Articles of Association	Management	For	For
	SPECIAL RESOLUTION TO BE VOTED ON BY ORDINARY SHAREHOLDERS, CUMULATIVE PREFERE-NCE SHAREHOLDERS AND 7.0916 PERCENT PREFERENCE SHAREHOLDERS	Non-Voting
S.3	Amend Articles of Association	Management	For	For

ALLIED IRISH BANKS PLC
Security	G02072117	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	IE0000197834	Agenda		702363348 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the annual financial report	Management	For	For
2.a	Re-appoint Mr. Kieran Crowley as a Director	Management	For	For
2.b	Re-appoint Mr. Colm Doherty as a Director	Management	For	For
2.c	Re-appoint Mr. Stephen L. Kingon as a Director	Management	For	For
2.d	Re-appoint Ms. Anne Maher as a Director	Management	For	For
2.e	Re-appoint Mr. Daniel O' Connor as a Director	Management	For	For
2.f	Re-appoint Mr. David Pritchard as a Director	Management	For	For
2.g	Re-appoint Mr. Robert G. Wilmers as a Director	Management	For	For
3.	Authorize the Directors to determine the remuneration of the Auditor	Management	For	For
4.	Approve to renew the authority of the Directors to determine the price for the off-market re-issue of treasury shares	Management	For	For
5.	Approve to renew the Company's authority to convene certain shareholder meetings on 14 days notice	Management	For	For
6.	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Approve to remove Mr. Dick Spring as a Director	Shareholder	Against	For
7.	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: appoint Mr. Niall Murphy as a Director	Shareholder	Against	For

AXA SA, PARIS
Security	F06106102	Meeting Type		MIX
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	FR0000120628	Agenda		702275707 - Management
Item	Proposal	Type	Vote	For/Against Management
-
"French Resident Shareowners must complete, sign and forward the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your-representative"
Non-Voting
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0219/201002191000393.pdf	Non-Voting
O.1	Approve the Company's Accounts for the year 2009	Management	For	For
O.2	Approve the Consolidated Accounts for the year 2009	Management	For	For
O.3	Approve the allocation of income for the year 2009 and setting of the dividend per share at EUR 0.55	Management	For	For
O.4	Approve the Special Auditors' Report on regulatory agreements	Management	For	For
O.5	Approve the regulated commitments specified in Article L. 225-90- 1, last Paragraph of the Code De Commerce Commercial Code relating to retirement and corporate protection	Management	For	For
O.6
Approve the regulated commitments specified in Article L. 225-90-
1 of the Code De Commerce  Commercial Code  taken by M.
Henri de Castries to bring his situation into line with AFEP/MEDEF recommendations
		Management	For	For
O.7	Approve the regulated commitments specified in Article L. 225-90- 1 of the Code De Commerce Commercial Code taken by M. Denis Duverne to bring his situation into line with AFEP/MEDEF recommendations	Management	For	For
O.8	Approve to renewal of the Supervisory Board mandate held by M. Norbert Dentressangle	Management	For	For
O.9	Approve to renewal of the Auditors' mandate held by the Cabinet Mazars	Management	For	For
O.10	Appointment of M. Jean-Brice De Turkheim as an Assistant Auditor	Management	For	For
O.11	Authorize the Board of Directors to purchase ordinary Company shares	Management	For	For
E.12	Authorize the Board of Directors to increase capital stock by issuing ordinary shares or tangible assets granting access to ordinary Company shares reserved for members of a Company Savings Plan	Management	For	For
E.13	Authorize the Board of Directors to increase capital stock by issuing ordinary shares without a preferential subscription right to a named beneficiary category	Management	For	For
E.14	Authorize the Board of Directors to reduce capital stock by canceling ordinary shares	Management	For	For
E.15	Approve the change in the Company administration and management mode, the amendments to the Articles of Association and delegations granted to the Board of Directors for the Directors	Management	For	For
E.16	Approve other amendments to the Articles of Association	Management	For	For
O.17	Appointment of M. Henri de Castries as a Director	Management	For	For
O.18	Appointment of M. Denis Duverne as a Director	Management	For	For
O.19	Appointment of M. Jacques de Chateauvieux as a Director	Management	For	For
O.20	Appointment of M. Norbert Dentressangle as a Director	Management	For	For
O.21	Appointment of M. Jean-Martin Folz as a Director	Management	For	For
O.22	Appointment of M. Anthony Hamilton as a Director	Management	For	For
O.23	Appointment of M. Francois Martineau as a Director	Management	For	For
O.24	Appointment of M. Giuseppe Mussari as a Director	Management	For	For
O.25	Appointment of M. Ramon de Oliveira as a Director	Management	For	For
0.26	Appointment of M. Michel Pebereau as a Director	Management	For	For
O.27	Appointment of Mme. Dominique Reiniche as a Director	Management	For	For
O.28	Appointment of M. Ezra Suleiman as a Director	Management	For	For
O.29	Appointment of Mme. Isabelle Kocher as a Director	Management	For	For
O.30	Appointment of Mme. Suet-Fern Lee as a Director	Management	For	For
O.31	Appointment of Mme. Wendy Cooper as a Director	Management	For	For
O.32	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: appointment of M. John Coultrap as a Director	Shareholder	Against	For
O.33	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: appointment of M. Paul Geiersbach as a Director, as proposed by shareholders working for the AXA Group	Shareholder	Against	For
O.34	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: appointment of M. Sebastien Herzog as a Director, as proposed by shareholders working for the AXA Group	Shareholder	Against	For
O.35	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: appointment of M. Rodney Koch as a Director, as proposed by shareholders working for the AXA Group	Shareholder	Against	For
O.36	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: appointment of M. Jason Steinberg as a Director, as proposed by shareholders working for the AXA Group	Shareholder	Against	For
O.37	Approve the setting of Directors' fees	Management	For	For
O.38	Grant powers for formalities	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION
OF ADDITIONAL TEXT IN RES-OLUTIONS 33, 34 AND 36. IF
YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT-RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS.-THANK YOU.
Non-Voting

VIVENDI, PARIS
Security	F97982106	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	FR0000127771	Agenda		702283350 - Management
Item	Proposal	Type	Vote	For/Against Management
-
"French Resident Shareowners must complete, sign and forward the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your-representative"
Non-Voting
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE	Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0305/201003051000547.pdf	Non-Voting
1	Approve the annual reports and accounts for FY 2009	Management	For	For
2	Approve the consolidated reports and accounts for FY 2009	Management	For	For
3	Approve the allocation of the result for FY 2009, setting of the dividend and its date for payment	Management	For	For
4	Approve the special report by the Statutory Auditors concerning regulated agreements and commitments	Management	For	For
5	Appointment of Mme Dominique Heriard Dubreuil as a Member of the Supervisory	Management	For	For
6	Appointment of Mme Aliza Jabes as a Member of the Supervisory Board	Management	For	For
7	Appointment of Mme Jacqueline Tammenoms Baker as a Member of the Supervisory	Management	For	For
8	Appointment of M. Daniel Camus as a Member of the Supervisory Board	Management	For	For
9	Authorize the Board of Directors in order that the Company might buy its own shares	Management	For	For
10	Grant the powers for accomplishment of the formalities	Management	For	For

BOUYGUES, PARIS
Security	F11487125	Meeting Type		MIX
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	FR0000120503	Agenda		702283603 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting

French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:    Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representati-ve
Non-Voting
o.1	Approve the annual accounts for the year 2009	Management	For	For
o.2	Approve the consolidated accounts and operations for the year 2009	Management	For	For
o.3	Approve to allocate the result and setting of the dividend	Management	For	For
o.4	Approve regulated agreements and commitments	Management	For	For
o.5	Approve the renewal of the Director's mandate held by Monsieur Lucien Douroux	Management	For	For
o.6	Approve the renewal of the Director's mandate held by Monsieur Yves Gabriel	Management	For	For
o.7	Approve the renewal of the Director's mandate held by Monsieur Patrick Kron	Management	For	For
o.8	Approve the renewal of the Director's mandate held by Monsieur Jean Peyrelevade	Management	For	For
o.9	Approve the renewal of the Director's mandate held by Monsieur Francois-Henri Pinault	Management	For	For
o.10	Approve the renewal of the Director's mandate held by SCDM	Management	For	For
o.11	Appointment of Madame Colette Lewiner as a Director	Management	For	For
o.12	Election of a Director who is a Member of the Supervisory Board of one of the Communal Placement funds representing shareholders who are employees	Management	For	For
o.13	Election of a Director who is a Member of the Supervisory Board of one of the Communal Placement Funds representing shareholders who are employees	Management	For	For
o.14	Approve the renewal of the Censor's mandate of Monsieur Alain Pouyat	Management	For	For
o.15	Approve the renewal of auditors' Mazars mandate	Management	For	For
o.16	Appointment of an Additional Auditor, Monsieur Philippe Castagnac	Management	For	For
o.17	Authorize the Board of Directors to allow the Company to operate using its equity	Management	For	For
e.18	Authorize the Board of Directors to reduce capital stock by canceling shares	Management	For	For
e.19
Authorize the Board of Directors to go ahead, in favor of salaried employees, and social agents of the Company or Companies
within its group, or certain categories of them, with free allocations of existing shares or ones to be issued
		Management	For	For
e.20	Authorize the Board of Directors to issue share subscription vouchers during a public offer concerning Company securities	Management	For	For
e.21	Authorize the Board of Directors to increase capital stock during a public offer	Management	For	For
e.22	Amend the Articles of Association	Management	For	For
e.23	Powers for formalities	Management	For	For
-	Please note that important additional meeting information is available by-clicking on the material URL link - https://balo.journal- -officiel.gouv.fr/pdf/2010/0308/201003081000603.pdf	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING TYPE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

BEIERSDORF AG, HAMBURG
Security	D08792109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	DE0005200000	Agenda		702293060 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS 08 APR 2010, WHEREAS-THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
GE-RMAN LAW. THANK YOU
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY wit-h the report of the Supervisory Board, the group financial statements, the gro-up annual report, and the reports pursuant to Sections 289(4) and 315(4) o f t-he German
Commercial Code
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
190,517 ,406.18 as follows :Payment of a dividend of EUR 0.70 per no-par share E UR 31,744,117.38 shall be allocated to the revenue reserves Ex-dividend and payable date: 30 APR 2010
		Management	For	For
3.	Ratification of the acts of the Board of Managing Directors	Management	For	For
4.	Ratification of the acts of the Supervisory Board	Management	For	For
5.	Appointment of Auditors for the 2010 FY: Ernst + Young GmbH, Stuttgart	Management	For	For
6.
Authorization to acquire own shares the company shall be
authorized to acquire own shares of up to 10% of its share capital, at prices not deviating more than 20% from the market price of the
s hares, on or before 28 APR 2015 the Board of Managing
Directors shall be authorized, to dispose of the shares in a manner other than through the stock exchange or by way of an offer to all shareholders if the shares are so ld at a price not materially below their market price, to use the shares in connection with mergers and acquisitions and for the satisfaction of conversion and/or option right s, and to retire the shares
		Management	For	For
7.
Resolution on the revocation of the existing authorized capital I, the creation of a new authorized capital I, and the corresponding amendment to the Articles of Association the existing
authorization to increase t he share capital by up to EUR 45,00
0,000 shall be revoked the Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to increase the share capital by up to EUR 42,000,000 through the issue of new bearer no-par shares against contributions in cash, on or before 2 8 APR 2015 [authorized capital I] Shareholders shall be granted subscription rights except for residual amounts, and for the granting of such rights to holders of conversion or option rights
		Management	For	For
8.
Resolution on the revocation of the existing authorized capital II, the creation of a new authorized capital II, and the corresponding amendment to the Articles of Association the existing
authorization to increase the share capital by up to EUR
21,000,000 shall be revoked the Board of Managing Directors
shall be authorized, with the consent of the Supervisory Board, to increase the share capital by up to EUR 25,000,000 through the issue of new bearer no-par shares against contributions in cash, on or before 28 APR 2015 [authorized capital II] Shareholders shall be granted subscription rights except for residual amounts, for the granting of such rights to holders of conversion or option rights, and for a capital increase of up to 10 % of the share capital if the shares are issued at a price not materially below their market price
		Management	For	For
9.
Resolution on the revocation of the existing authorized capital III, the creation of a new authorized capital III, and the corresponding amendment to the Articles of Association the existing
authorization to increase the share capital by up to EUR
21,000,000 shall be revoked the Board of Managing Directors
shall be authorized, with the consent of the Supervisory Board, to increase the share capital by up to EUR 25,000,000 through the issue of new bearer no-par shares against contributions in cash and/or kind, on or before 28 2015 [authorized capital
II]).Shareholders shall be granted subscription rights except for residual amounts, for the granting of such rights to holder s of conversion or option rights, and for the issue of shares against contributions in kind
		Management	For	For
10.
Resolution on the authorization to issue convertible and/or warrant bonds, the creation of contingent capital, an d the corresponding amendment to the Articles of Association the existing
authorization approved by the shareholders meeting of 18 MAY
2005, to issue bonds and to create a corresponding contingent capital of up to EUR 46,875,000 shall be revoked the Board of
Managing Directors shall be authorized, with the consent of the
Supervisory Board, to issue bearer and/ or registered bonds of up to EUR 1, 000,000,000, having a term of up to 20 years and
conferring conversion and/or option rights for shares of the company, on or before 28 APR 2015.Shareholders shall be
granted subscription rights except for the issue of bonds
conferring conversion and/or option rights for shares of the company of up to 10% of the share capital at a price not materially below their theoretical market value, for residual amounts, and for the granting of such rights to holders of conversion or option rights the Company s share capita l shall be increased accordingly by up to EUR 42,000,000 through the issue of up to 42,000,000 new no-
par shares, insofar as conversion and/ or option rights are
exercised
		Management	For	For
11.
Amendments to the Articles of association in accordance with the
Law on the Implementation of the Shareholder Rights Directive
(ARUG)- Section 17(2), in respect of the shareholders meeting being convened at least thirty days prior to the meeting- Section
18(1), in respect of shareholders being entitled to participate in and vote at the shareholders meeting if they register with the company by the sixth day prior to the meeting - Section 18(2), in respect of shareholders being obliged to provide evidence of their share holding as per the statutory record date- Section 18(4), in respect of the Board of Managing Directors being authorized to permit shareholders to absentee vote at a shareholders. meeting-
Section 20(2), in respect of proxy-voting instructions also being transmitted electronically
		Management	For	For
12.	Approval o f the remuneration system for the Board of Managing Directors for the FY 2010	Management	For	For

HAMMERSON PLC R.E.I.T., LONDON
Security	G4273Q107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	GB0004065016	Agenda		702294973 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the Directors annual report and financial statements	Management	For	For
2	Approve the remuneration report	Management	For	For
3	Re-elect David Atkins as a Director	Management	For	For
4	Re-elect David Edmonds as a Director	Management	For	For
5	Re-elect Jacques Espinasse as a Director	Management	For	For
6	Re-elect John Hirst as a Director	Management	For	For
7	Re-elect Simon Melliss as a Director	Management	For	For
8	Election of Terry Duddy as a Director	Management	For	For
9	Re-appoint the Auditors, Deloitte LLP	Management	For	For
10	Authorize the Directors to agree the Auditors remuneration	Management	For	For
11	Authorize the Directors to allot securities, pursuant to section 551 of the Companies Act 2006	Management	For	For
S.12	Approve to empower the Directors pursuant to sections 570 and 573 of the Companies Act 2006 to allot equity securities as though section 56 1 of that Act did not apply to such allotment	Management	For	For
S.13	Authorize the market purchases by the company of its shares	Management	For	For
S.14	Authorize the Company to hold General Meetings other than AGM's of 14days notice	Management	For	For
S.15	Adopt the new Articles of Association	Management	For	For

ASTRAZENECA PLC, LONDON
Security	G0593M107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	GB0009895292	Agenda		702296410 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the Company's accounts and the reports of the Directors and the Auditor for the YE 31 DEC 2009	Management	For	For
2.
Approve to confirm the first interim dividend of USD 0.59 [36 pence, SEK 4.41] per ordinary share and to confirm as the final dividend for 2009 the second interim dividend of USD 1.71 [105.4 pence, SEK 12.43] per ordinary share
		Management	For	For
3.	Re-appoint KPMG Audit Plc, London as the Auditor of the Company	Management	For	For
4.	Authorize the Directors to agree the remuneration of the Auditor	Management	For	For
5.A	Re-elect Louis Schweitzer as a Director in accordance with Article 65 of the Company's Articles of Association, who retires at the AGM in 2011	Management	For	For
5.B	Re-elect David Brennan as a Director in accordance with Article 65 of the Company's Articles of Association, who retires at the AGM in 2011	Management	For	For
5.C	Re-elect Simon Lowth as a Director in accordance with Article 65 of the Company's Articles of Association, who retires at the AGM in 2011	Management	For	For
5.D	Re-elect Jean Philippe Courtois as a Director in accordance with Article 65 of the Company's Articles of Association, who retires at the AGM in 2011	Management	For	For
5.E	Re-elect Jane Henney as a Director in accordance with Article 65 of the Company's Articles of Association, who retires at the AGM in 2011	Management	For	For
5.F	Re-elect Michele Hooper as a Director in accordance with Article 65 of the Company's Articles of Association, who retires at the AGM in 2011	Management	For	For
5.G	Re-elect Rudy Markham as a Director in accordance with Article 65 of the Company's Articles of Association, who retires at the AGM in 2011	Management	For	For
5.H	Re-elect Dame Nancy Rothwell as a Director in accordance with Article 65 of the Company's Articles of Association, who retires at the AGM in 2010	Management	For	For
5.I	Re-elect John Varley as a Director in accordance with Article 65 of the Company's Articles of Association, who retires at the AGM in 2011	Management	For	For
5.J	Re-elect Marcus Wallenberg as a Director in accordance with Article 65 of the Company's Articles of Association, who retires at the AGM in 2011	Management	For	For
6.	Approve the Directors' remuneration report for the YE 31 DEC 2009	Management	For	For
7.
Authorize the Company and to make donations to Political Parties and to political organizations other than political parties; and incur political expenditure, during the period commencing on the date of this resolution and ending on the date the of the Company's next
AGM, provided that in each case any such donation and
expenditure made by the Company or by any such subsidiary
shall not exceed USD 250,000 per Company and together with
those made by any subsidiary and the Company shall not exceed in aggregate USD 250,000, as specified
		Management	For	For
8.
Authorize the Directors , pursuant to Section 551 of the
Companies Act 2006 to: (i) allot shares in the Company, and to grant rights to subscribe for or to convert any security into shares in the Company: up to an aggregate nominal amount of USD
121,034,506; and comprising equity securities [as specified in the
Companies Act 2006] up to an aggregate nominal amount of USD
242,069,013 [including within such limit any shares issued or rights granted in this resolution] in connection with an offer by way of a rights issue: (i) to holders of ordinary shares in proportion [as nearly as may be practicable] to their existing holdings; and (ii) to people who are holders of other equity securities if this is required by the rights of those securities or, if the Directors consider it necessary, as permitted by the rights of those securities; and so that the Directors may impose any limits or restrictions and make any arrangements which they consider necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, legal, regulatory or practical problems in, or under the laws of, any territory or any other matter; [Authority expires the earlier of the conclusion of the AGM of the Company in 29 JUN 2010]; the
Company, before the expiry, may make a contract to purchase
ordinary shares which will or may be executed wholly or partly after such expiry; subject to this resolution, all existing authorities given to the Directors pursuant to Section 80 of the Companies
Act 1985 or Section 551 of the Companies Act 2006 by way of the
ordinary resolution of the Company passed on 30 APR 2009 be
revoked by this resolution; and this resolution shall be without prejudice to the continuing authority of the Directors to allot shares, or grant rights to subscribe for or convert any security into shares, pursuant to an offer or agreement made by the Company before the expiry of the authority pursuant to which such offer or agreement was made
		Management	For	For
S.9
Approve, subject to the passing of Resolution 8 as specified in the
Notice of AGM of the Company convened for 29 APR 2010 and in place of the power given to them pursuant to the special resolution of the Company passed on 30 APR 2009 and authorize the
Directors, pursuant to Section 570 and section 573 of the
Companies Act 2006 to allot equity securities [as specified in the
Companies Act 2006] for cash, pursuant to the authority conferred by Resolution 8 in the Notice of AGM as if Section 561(1) of the
Act did not apply to the allotment this power: expires [unless previously renewed, varied or revoked by the Company in general meeting] at the end of the next AGM of the Company after the date on which this resolution is passed [or, if earlier, at the close of business on 29 JUN 2011], but the Company may make an
offer or agreement which would or might require equity securities to be allotted after expiry of this power and the Directors may allot equity securities in pursuance of that offer or agreement as if this power had not expired; and shall be limited to the allotment of equity securities in connection with an offer of equity securities
[Authority expires the earlier of the conclusion of the AGM of the
Company in 29 JUN 2010]: (i) to the ordinary shareholders in proportion [as nearly as may be practicable] to their existing
		Management	For	For

holdings; and (ii) to people who hold other equity securities, if this is required by the rights of those securities or, if the Directors consider it necessary, as permitted by the rights of those
securities, and so that the Directors may impose any limits or restrictions and make any arrangements which they consider
necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, legal, regulatory or practical problems in, or under the laws of, any territory or any other matter; and (c) in the case of the authority granted under Resolution 8 shall be limited to the allotment of equity securities for cash otherwise than pursuant to this resolution up to an aggregate nominal amount of
USD 18,155,176; this power applies in relation to a sale of shares which is an allotment of equity securities by virtue of Section
560(3) of the Companies Act 2006 as if in the first paragraph of this resolution the words "pursuant to the authority conferred by
Resolution 8 in the Notice of AGM" were omitted

S.10
Authorize the Company, to make market purchases [within the
meaning of section 693(4) of the Companies Act 2006] of its
ordinary shares of USD 0.25 each in the capital of the Company provided that the maximum number of ordinary shares which may be purchased is 145,241,408; the minimum price [exclusive of expenses] which may be paid for each ordinary share is USD
0.25; and the maximum price [exclusive of expenses] which may be paid for each ordinary share is the higher of: (i) an amount equal to 105% of the average of the middle market quotations for an ordinary share of the Company as derived from the London
Stock Exchange Daily Official List for the 5 business days
immediately preceding the day on which the ordinary share is contracted to be purchased; and (ii) an amount equal to the higher of the price of the last independent trade of an ordinary share and the highest current independent bid for an ordinary share as derived from the London Stock Exchange Trading System;
[authority shall expire at the conclusion of the AGM of the
Company held in 2011 or, if earlier, at the close of business on 29
JUN 2011] [except in relation to the purchase of shares the
contract for which was concluded before the expiry of such
authority and which might be executed wholly or partly after such expiry]
		Management	For	For
S.11	Approve the general meeting other than an AGM may be called on not less than 14 clear days' notice	Management	For	For
S.12
Amend the Articles of Association of the Company by deleting all the provisions of the Company Memorandum of Association
which, by virtue of Section 28 of the Companies Act 2006, are to be treated as provisions of the Company's Articles of Association;
and the Articles of Association produced to the meeting and
initialled by the Chairman of the meeting for the purpose of identification as the Articles of Association of the Company in
substitution for, and to the exclusion of, the existing Articles of
Association
		Management	For	For
13.
Approve the Directors rules of the AstraZeneca Investment Plan
[Plan], the main features of which are as specified, and, authorize the Directors, to do all such acts and things as they may consider necessary or expedient to carry the Plan into effect and to
establish one or more schedules to the Plan as they consider necessary in relation to employees in jurisdictions outside the
United Kingdom, with any modifications necessary or desirable to take account of local securities laws, exchange control and tax legislation, provided that any ordinary shares of the Company made available under any schedule are treated as counting
against the relevant limits on individual and overall participation under the Plan
		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION
OF VOTING OPTIONS COMMENT-. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting

BASF SE
Security	D06216101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	DE0005151005	Agenda		702303063 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS USUAL
THANK YOU
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS  08.04.2010 , WHEREA-S THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. TH-IS IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
G-ERMAN LAW. THANK YOU
Non-Voting
1.
Presentation of the Financial Statements of BASF SE and the
BASF Group for the-financial year 2009; presentation of the
Management's Analyses of BASF SE and-the BASF Group for the
financial year 2009 including the explanatory reports-on the data according to Section 289 (4) and Section 315 (4) of the German
Com-mercial Code; presentation of the Report of the Supervisory
Board
Non-Voting
2.	Adoption of a resolution on the appropriation of profit	Management	For	For
3.	Adoption of a resolution giving formal approval to the actions of the members of the Supervisory Board	Management	For	For
4.	Adoption of a resolution giving formal approval to the actions of the members of the Board of Executive Directors	Management	For	For
5.	Election of the auditor for the financial year 2010	Management	For	For
6.	Adoption of a resolution on the change of bearer shares to registered shares and appropriate amendment of the Statutes	Management	For	For
7.	Approval of the transmission of information by telecommunication and appropriate amendment of the Statutes	Management	For	For
8.	Adoption of a resolution on the approval of the system of the remuneration of the members of the Board of Executive Directors	Management	For	For
9.A	Adoption of a resolution on the amendment of Article 17, Nos. 2	Management	For	For
9.B	Adoption of a resolution on the amendment of Article 17, Nos. 3	Management	For	For
9.C	Adoption of a resolution on the amendment of Article 18, No. 2	Management	For	For

COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS
MEETING. A LINK TO THE COUNTER P-ROPOSAL
INFORMATION IS AVAILABLE IN THE MATERIAL URL
SECTION OF THE APPLICATIO-N. IF YOU WISH TO ACT ON
THESE ITEMS, YOU WILL NEED TO REQUEST A MEETING
ATTEN-D AND VOTE YOUR SHARES AT THE COMPANYS
MEETING.
Non-Voting

REPSOL YPF SA
Security	E8471S130	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	ES0173516115	Agenda		702313761 - Management
Item	Proposal	Type	Vote	For/Against Management
1.1	Approve the annual accounts and management report of Repsol ypf and consolidated group of 2009	Management	For	For
1.2	Approve the Management Board Member of 2009	Management	For	For
2.1	Approve to modify the Article 9	Management	For	For
2.2	Approve to modify the Article 12 BIS	Management	For	For
2.3	Approve to modify the Article 22	Management	For	For
3.1	Approve to modify the Article 3, Section 3.5	Management	For	For
3.2	Approve to modify the Article 9, Section 9.2	Management	For	For
4.1	Re-election of Ms. Paulina Beato Blanco as a Board Member	Management	For	For
4.2	Re-election of Mr. Artur Carulla Font as a Board Member	Management	For	For
4.3	Re-election of Mr. Javier Echenique Landiribar as a Board Member	Management	For	For
4.4	Re-election of Pemex Internacional Espana, Sociedad Anonima as a Board Member	Management	For	For
4.5	Appointment, ratify and re-election of Mr. Henri Philippe Reichstul as a	Management	For	For
5	Appointment of the Auditors	Management	For	For
6	Authorize to purchase own shares	Management	For	For
7	Approve the delegation, in the Board Member, the faculty to increase the social capital	Management	For	For
8	Approve the delegation of powers	Management	For	For
-
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A-SECOND CALL ON 30
APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting

SKF AB
Security	W84237143	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	SE0000108227	Agenda		702317012 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
-	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID-VOTE OPTION. THANK YOU	Non-Voting
1	Opening of the AGM	Non-Voting
2	Election of Leif Ostling as a Chairman for the meeting	Non-Voting
3	Drawing up and approval of the voting list	Non-Voting
4	Approval of agenda	Non-Voting
5	Election of persons to verify the minutes	Non-Voting
6	Consideration of whether the meeting has been duly convened	Non-Voting
7	Presentation of annual report and audit report as well as consolidated-accounts and audit report for the Group	Non-Voting
8	Address by the President	Non-Voting
9	Adopt the income statement and balance sheet and consolidated income statement and consolidated balance sheet	Management	For	For
10
Approve the distribution of profits; a dividend for the FY 2009 of
SEK 3.50 per share; it is proposed that shareholders with holdings recorded on Tuesday, 04 MAY 2010 be entitled to receive the
proposed dividend; subject to resolution by the AGM in
accordance with this proposal, it is expected that Euroclear will distribute the dividend on Friday 07 MAY 2010
		Management	For	For
11	Grant discharge to the Board Members and the President from liability	Management	For	For
12	Approve the determination of number of Board Members at ten and no Deputy Members	Management	For	For
13
Approve the determination of fee for the Board of Directors; that the Board of Directors for the period up to the end of the next
AGM, receive a fee according to the following: a) a firm allotment of SEK 3,500,000 to be distributed with SEK 900,000 to the
Chairman of the Board of Directors and with SEK 325,000 to each of the other Board Members elected by the AGM and not
employed by the Company; b) a variable allotment corresponding to the value, calculated as below, of 3,200 Company shares of
Series B to be received by the Chairman CONTD..
		Management	For	For
-
.. CONTD and 1,200 shares of series B to be received by each of the other-Board Members; and c) an allotment for committee work of SEK 650,000 to be-divided with SEK 150,000 to the chairman of the Audit Committee, with SEK-100,000 to each of the other members of the Audit Committee and with SEK-75,000 to each of the members of the Remuneration Committee
Non-Voting
14
Re-elect Leif ostling, Ulla Litzen, Tom Johnstone, Winnie Kin Wah
Fok, Hans-Olov Olsson, Lena Treschow Torell, Peter Grafoner,
Lars Wedenborn and Joe Loughrey as the Board Members and
election of Jouko Karvine as a Board Member and election of
Deputy Board Members including Leif Ostling as the Chairman of the Board of Directors
		Management	For	For
15	Approve the determination of fee for the Auditors; that the Auditor is paid for work performed according to approved invoice	Management	For	For
16	Approve the principles for remuneration of Group Management as specified	Management	For	For
17	Approve the introduction of SKF's Performance Share Programme 2010 as specified	Management	For	For
18
Authorize the Board of Directors to decide upon the repurchase of the Company's own shares for the period until the next AGM; the authorization is proposed to embrace shares of Series A as well as Series B; the shares may be repurchased by operations on the
NASDAQ OMX Stockholm AB; repurchase may be decided so
that the Company's holding of own shares, at any given time, amount to a maximum of 5% of all shares issued by the Company;
a repurchase on the NASDAQ OMX Stockholm AB may only be
made within the band of prices applying on the exchange; this band of prices pertains to the range between the highest purchase price and the lowest selling price; CONTD..
		Management	For	For
-
..CONTD a repurchase shall be made in accordance with the
provisions-concerning the purchase of a Company's own shares in the Listing Rules of the-NASDAQ OMX Stockholm AB; the
shares shall be paid in cash and repurchase of-shares may be made on one or more occasions; the purpose of the proposal is-to be able to adapt the capital structure of the Company to the capital needs-of the Company and in order thereby to contribute to an increased shareholder-value; to the extent shares are
repurchased based on a possible AGM-authorization, the Board of
Directors intends to propose to cancel such own-shares through reduction of the share capital
Non-Voting
19
Approve that the Company shall have a Nomination Committee
formed by one representative of each one of the four major
shareholders with regard to the number of votes held as well as the Chairman of the Board of Directors; when constituting the
Nomination Committee, the shareholdings on the last banking day in AUG 2010 will determine which shareholders are the largest with regard to the number of votes held; the names of the four shareholder representatives will be published as soon as they have been elected, however not later than six months before the
AGM in 2011; the Nomination Committee shall remain in office until a new Nomination Committee has been appointed; as
specified
		Management	For	For

TECHNIP (EX-TECHNIP-COFLEXIP), PARIS
Security	F90676101	Meeting Type		MIX
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	FR0000131708	Agenda		702317416 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your-representative.
Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0324/201003241000827.pdf	Non-Voting
O.1	Approve the annual accounts for the YE 31 DEC 2009	Management	For	For
O.2	Approve the allocation of the result for the YE 31 DEC 2009	Management	For	For
O.3	Approve the consolidated accounts for the YE 31 DEC 2009	Management	For	For
O.4	Approve t he Special Auditors' report on the regulated agreements specified in Articles L. 225-35 et sequence of the Code du Commerce Commercial Code	Management	For	For
O.5	Approve the Directors' fees	Management	For	For
O.6	Appointment of Ernst & Young Et Autres as an Auditor	Management	For	For
O.7	Appointment of PricewaterhouseCoopers Audit as an Auditor	Management	For	For
O.8	Appointment of Auditex as an Assistant Auditor	Management	For	For
O.9	Appointment of Yves Nicolas as an Assistant Auditor	Management	For	For
O.10	Ratify the head office transfer	Management	For	For
O.11	Authorize the Board of Directors to buy Company shares	Management	For	For
E.12	Authorize the Board of Directors to reduce capital stock by canceling shares bought pack previously	Management	For	For
E.13
Authorize the Board of Directors to allocate performance shares firstly, to paid members of Technip staff and secondly, to paid
Members of staff and Executive Directors of Companies affiliated to the Company as specified in Article L. 225-197-2 of the Code du Commerce
		Management	For	For
E.14	Authorize the Board of Directors to allocate performance shares to the Chairman of the Board of Directors and/or the Chief Executive Officer of Technip, the Company's Executive Director	Management	For	For
E.15
Authorize the Board of Directors to allocate share purchase
subscription options firstly, to paid members of Technip staff and secondly, to paid Members of staff and Executive Directors of
Companies affiliated to the Company as specified in Article L.
225-180 of the Code du Commerce
		Management	For	For
E.16
Authorize the Board of Directors to allocate share purchase
subscription options to the Chairman of the Board of Directors and/or the Chief Executive Officer of Technip, the Company's
Executive Director
		Management	For	For
E.17	Authorize the Board of Directors to increase capital stock for Members of a Company savings plan	Management	For	For
EO.18	Powers for formalities	Management	For	For

CEMEX SAB DE CV
Security	P22561321	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	MXP225611567	Agenda		702318901 - Management
Item	Proposal	Type	Vote	For/Against Management
I
Approve the presentation of the report of Chief Executive Officer including the financial statements and the report of the Board of
Directors for the FYE on DEC 2009 in terms of Article 172 of the
General Corporations Law and after getting the opinion of the
Board of Directors on the report of the Chief Executive Officer, the
Audit Committee and Corporate practices and the report on
policies and on the review of the situation taxation of the Company
		Management	For	For
II	Approve regarding the application of profits	Management	For	For
III	Approve to increase the variable part of the capital stock from the retained earnings	Management	For	For
IV
Authorize the Board of administration of the Cement Industry
Cemex, approve the shareholders for 750 million shares for their future signature date on behalf of investors before the convertible bonds in the shares of the Company previously issued and the subscription right as stated in Article 210 BIS of the negotiable instruments and credit transactions law will be not applicable in this case according to the resulting agreements of extraordinary shareholders meeting celebrated 04 SEP 2009
		Management	For	For
V	Appointment or ratification as the case may be of the Advisors Members of the	Management	For	For
VI	Approve the compensation to the Members of the Board of Directors as well as the Members of the Audit Committee and the Corporate Practices Committee of the Company	Management	For	For
VII	Approve the designation of delegates who will carry out and formalize the resolutions adopted at the ordinary shareholders meeting	Management	For	For

ANADOLU EFES BIRACILIK VE MALT SANAYI AS, ISTANBUL
Security	M10225106	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	TRAAEFES91A9	Agenda		702322037 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: POWER
OF ATTORNEY (POA) REQUIRMENTS-VARY BY CUSTODIAN.
GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
WOULD-ELIMINATE THE NEED FOR THE INDIVIDUAL
BENEFICIAL OWNER POA. IN THE ABSENCE OF-THIS
ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER POA
MAY BE REQUIRED. IF YOU-HAVE ANY QUESTIONS PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
THANK-YOU.
Non-Voting
1	Election of the Chairmanship and authorize the Chairmanship to sign the	Management	For	For
2	Receive the Board of Directors' activity report, Auditors' report as well as of the Independent Auditing Company's report	Management	For	For
3	Approve the consolidated balance sheet and income statement of year 2009 prepared in accordance with the capital market legislation	Management	For	For
4	Grant discharge to the Board Members and the Auditors	Management	For	For
5	Approve the Board of Director's proposal concern ng the distr but on of prof t	Management	For	For
6	Election of the members of the Board of Directors as well as of the Auditors	Management	For	For
7	Approve to give information to the shareholders about the donations given across year	Management	For	For
8	Approve to give information to the shareholders about the policy on distribution of profit and disclosure policy within the terms of the corporate governace principals	Management	For	For
9	Ratify the election of ndependent Auditing Company in accordance with the capital market Board's regulation concerning 'capital Market ndependent External Auditing'	Management	For	For
10
Approve to informe the shareholders on hypothecs, mortgages
and guareentees granted in favour of the third parties as well as the income and benefit gained, within the terms of the Capital
Market Board's Legislation
		Management	For	For
11	Amend the Articles of Association, in accordance with the permission granted by ministry of industry and trade	Management	For	For
12	Authorize the members of the Board of Directors in accordance with the Articles 334 and 335 of the Turkish Trade Code	Management	For	For
13	Closing	Management	For	For

FINMECCANICA SPA
Security	T4502J151	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	IT0003856405	Agenda		702322746 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 30
APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. PLEASE BE ALSO ADVISED THAT Y-OUR
SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR
THE MEETING IS CANCELLED-. THANK YOU.
Non-Voting
1.	Approve the financial statements for the period ended on 31 DEC 2009; the reports of the Board of Directors, the Board of Statutory Auditors and the Independent Auditors; consequent resolutions	Management	For	For
2.	Approve the proposal to adjust PricewaterhouseCoopers S.p.A.'s fee for the Audit procedures related to the provisions of Legislative Decree N. 32/07	Management	For	For
3.	Amend the Articles 2, 4, 5, 8, 9, 10, 13 and 16 of the Shareholders' Meeting Regulations, also in relation to Legislative Decree N. 27 of 27 JAN 2010	Management	For	For

UCB SA, BRUXELLES
Security	B93562120	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	BE0003739530	Agenda		702333458 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
1	Receive the reports of the Board of Directors	Management	For	For
2	Receive the reports of the Auditor	Management	For	For
3	Approve the annual accounts of UCB S.A and allocation of profits or losses	Management	For	For
4	Grant discharge to the Directors	Management	For	For
5	Grant discharge to the Auditors	Management	For	For
6.1	Re-appoint Frederic Roch Doliveux as a Director who is due to expire for the period provide by the Articles of Association	Management	For	For
6.2	Re-appoint Peter Fellner as the Director for the period provided by the Articles of Association	Management	For	For
6.3	Appoint Peter Fellner as the as Independent Director according to the Article	Management	For	For
6.4	Appoint Albrecht De Graeve as a new Director for the period provided by the	Management	For	For
6.5	Appoint De Grave as the as Independent Director according to the Article 526bis of the Companies code	Management	For	For
6.6	Appoint Alexandre Van Damme as a new Director for the period provided by the	Management	For	For
7
Approve the decisions of the Board of Directors to allocate a number of 300,000 to 375,000 maximum free shares of which
150,000 maximum to Senior Executive, namely to about 38
individuals, according to allocation criteria linked to the level of responsibility of those concerned that the allocations of these free shares will take place on completion of the condition that the interested parties remain employed within the UCB group for a period of at least 3 years after the grant of awards; and of which
225,000 maximum to Senior Executive qualifying for the
Performance Share Plan and for which payout will occur after a three year vesting period and will vary from 0% to 15% of the granted amount depending on the level of achievement of the
performance conditions set by the Company at the moment of
grant
		Management	For	For
8
Approve, pursuant to Article 556 of the Belgian Company Code, the general share holder's meeting approves: the condition 5 (c)
(i)  redemption at the option of the bondholders-upon a change of control  of the terms and conditions applicable to the EUR
500,000,000 5.75% bonds due 2016 which have been issued by
the Company on 10 DEC 2009, which provides that, under certain circumstances, in case of a change of control over the Company, the Company may have to repay earlier all amount due under the bonds; and any provisions of the facility agreement dated 14 DEC
2009 between, amongst others, UCB SA/NV as the Company,
Commerzbank Aktiengesellschaft and Mizuho Corporate bank
Nederland N. V as co-ordinators and Fortis bank SA/NV as agent,
CONTD...
		Management	For	For
-
.CONTD that may enter within the scope of Article 556 of the
Belgian Company-Code, including without limitation Clause 10.2 of this facility agreement,-which provides that, under certain circumstances, in case of a change of-control over the Company, the Company may have to repay earlier all amounts-due under the facility agreement
Non-Voting

TELEFONOS DE MEXICO S A B DE C V
Security	P90413132	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	MXP904131325	Agenda		702335539 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Ratify the Members of the Board of Directors who are to be appointed by the series L shareholders	Management	For	For
2	Approve the delegation of the delegates to carry out and formalize the resolutions passed by the meeting	Management	For	For

GRUPO CARSO SAB DE CV
Security	P46118108	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date	29-Apr-2010
ISIN	MXP461181085	Agenda	702335553 - Management
Item	Proposal	Type	Vote	For/Against Management
-
PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE
VOTING RIGHTS AT THIS MEETING.-IF YOU ARE A MEXICAN
NATIONAL AND WOULD LIKE TO SUBMIT YOUR VOTE ON
THIS-MEETING PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE. THANK YOU
Non-Voting
1
Presentation, for the appropriate purposes, of the report from the general-Director regarding the progress of the operations of the
Company for the FYE-on 31 DEC 2009, which includes the
financial statements to that date and the-opinion of the Outside
Auditor, of the opinion and of the reports from the-Board of
Directors that are referred to in lines c, d and e of part iv of-Article
28 of the Securities Market Law, of the report from the Corporate-
practices and Audit Committee, and of the report regarding the fulfillment of-tax obligations, resolutions in this regard
Non-Voting
2
Presentation and, if relevant, approval of a proposal in relation to the-allocation of profit, which includes the payment to the
shareholders of a-cash dividend of MXN 0.66 per share, coming from the balance of the net-fiscal profit account, divided into equal installments of MXN 0.33 for each-share, resolutions in this regard
Non-Voting
3
Proposal to increase by an additional MXN 1,500,000,000 the
maximum amount of-funds of the Company for the purchase of
the shares of the Company, and-adoption of the resolutions
relative to this proposal, to the corresponding-acquisitions and to the authority to carry them out, as well as any others-that are related with the acquisition of shares of the Company
Non-Voting
4	If relevant, ratification of the term in office of the Board of Directors and-of the general Director for the 2009 FY, resolutions in this regard	Non-Voting
5
Designation or ratification, as the case may be, of the Members and Officers-of the Board of Directors, as well as of the Members and of the Chairperson-of the Corporate practices and Audit
Committee, passage of the resolutions-relative to the classification of the independence of the Members of the-Board of Directors and to compensation, and of the others that derive from-all of the above
Non-Voting
6	Decisions regarding the formalization and fulfillment of the resolutions that-the meeting passes, and the designation of special delegates	Non-Voting

MOL MAGYAR OLAJ- ES GAZIPARI RT
Security	X5462R112	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	HU0000068952	Agenda		702338749 - Management
Item	Proposal	Type	Vote	For/Against Management
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
-
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 23
APR 2010 AT 12:00 P.M. CONSEQUENTLY, YOUR VOTING
INSTRUCTIONS-WILL REMAIN VALID FOR ALL CALLS
UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO A-
DVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL THE
QUORUM
Non-Voting
1.
Approve to close the 2009 business year: report of the Board of
Directors on the 2009 business operation; presentation of the financial statements drawn up in compliance with the Accounting
Act [the parent company's financial statements in compliance with the Accounting Act and the generally accepted accounting
principles in Hungary and the consolidated financial statements in compliance with International Financial Reporting Standards as adopted by the European Union [''IFRS'']]; proposal on the use of after tax profit; Auditor's report on the 2009 financial statements presented by the Board of Directors; report of the Supervisory
Board on the 2009 financial statements and proposal for the
distribution of after tax profit; approve the decision on the parent
Company's 2009 financial statements prepared in accordance
with the Accounting Act and the consolidated financial statements prepared in compliance with IFRS, use of after tax profits and amount of dividends; decision on the corporate governance
declaration
		Management	For	For
2.	Approve the decision on the waiver to be granted to the Executive Officers according to Section 30 (5) of the Companies Act	Management	For	For
3.	Election of the Statutory Auditor for the 2010 FY and approve to determine its remuneration as well as the material elements of its engagement	Management	For	For
4.	Authorize the Board of Directors to acquire treasury shares	Management	For	For
5.	Approve the dismissal and election of the Members of the Board of Directors	Management	For	For
6.	Approve the dismissal and election of the Supervisory Board	Management	For	For

FORTIS SA/NV, BRUXELLES
Security	B4399L102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	BE0003801181	Agenda		702339614 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
1.	Opening	Non-Voting
2.1.1	Discussion of the annual report on the FY 2009	Non-Voting
2.1.2	Discussion of the consolidated annual accounts for the FY 2009	Non-Voting
2.1.3	Discussion and proposal to adopt the statutory annual accounts of the Company-for the FY 2009	Non-Voting
2.2.1	Information on the dividend policy	Non-Voting
2.2.2	Adopt a gross dividend for the 2009 FY of EUR 0.08 per Fortis Unit, the dividend will be payable as from 01 JUN 2010	Management	For	For
2.3.A	Grant discharge Mr. Louis Cheung Chi Yan for the period 01 JAN 2009 through 01 FEB 2009	Management	For	For
2.3.B	Grant discharge Mr. Philippe Bodson for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.3.C	Grant discharge Mr. Richard Delbridge for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.3.D	Grant discharge Mrs. Clara Furse for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.3.E	Grant discharge Mr. Reiner Hagemann for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.3.F	Grant discharge Mr. Jan Michiel Hessels for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.3.G	Grant discharge Mr. Jacques Manardo for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.3.H	Grant discharge Mr. Alois Michielsen for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.3.I	Grant discharge Mr. Ronald Sandler for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.3.J	Grant discharge Mr. Rana Talwar for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.3.K	Grant discharge Mr. Klaas Westdijk for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.3.L	Grant discharge Mr. Karel De Boeck for the period 01 JAN 2009 through 01 JUL 2009	Management	For	For
2.3.M	Grant discharge Mr. Georges Ugeux for the period 13 FEB 2009 through 13 FEB 2009	Management	For	For
2.3.N	Grant discharge Mr. Jozef De Mey for the period 13/02/2009 through 31/12/2009	Management	For	For
2.3.O	Grant discharge Mr. Jan Zegering Hadders for the period 13 FEB 2009 through 31 DEC 2009	Management	For	For
2.3.P	Grant discharge Mr. Frank Arts for the period 29 APR 2009 through 31 DEC 2009	Management	For	For
2.3.Q	Grant discharge Mr. Guy de Selliers de Moranville for the period 29 APR 2009 through 31 DEC 2009	Management	For	For
2.3.R	Grant discharge Mr. Roel Nieuwdorp for the period 29 APR 2009 through 31 DEC 2009	Management	For	For
2.3.S	Grant discharge Mr. Lionel Perl for the period 29 APR 2009 through 31 DEC 2009	Management	For	For
2.3.T	Grant discharge Mr. Shaoliang Jin for the period 29 APR 2009 through 31 DEC 2009	Management	For	For
2.3.U	Grant discharge Mr. Bart De Smet for the period 18 SEP 2009 through 31 DEC 2009	Management	For	For
3.	Information on Fortis's governance relating to the reference codes and the app-licable provisions regarding corporate governance	Non-Voting
4.	Adopt and approve the remuneration policy for the Board Members and the Members of the Group Executive Committee as explained in the explanatory note	Management	For	For
5.
Adopt the remuneration per Non-Executive Member of the Board of Directors of Fortis SA/NV and Fortis N.V. as follows: a fixed annual retainer of EUR 45,000, an attendance fee of EUR 2,000 per Board meeting and an attendance fee of EUR 1,500 per Board committee meeting in case of Members of the relevant committee and EUR 2,000 in case of the Chairman of the relevant
committee; for the Chairman of the Board of Directors a fixed annual retainer of EUR 60,000 and an attendance fee of EUR
2,500 per Board meeting
		Management	For	For
6.1
Appoint Bridget McIntyre as a Non-Executive Member of the
Board of Directors until the end of the AGM of Shareholders in
2013, subject to the appointment of Bridget McIntyre as a Non-
Executive Member of the Board of Directors of Fortis SA/NV,
which latter appointment is subject to the approval of the Belgian
Banking, Finance and Insurance Commission
		Management	For	For
6.2
Appoint Belen Romana as a Non-Executive Member of the Board
of Directors until the end of the AGM of Shareholders in 2013, subject to the appointment of Belen Romana as a Non-Executive
Member of the Board of Directors of Fortis SA/NV, which latter appointment is subject to the approval of the Belgian Banking,
Finance and Insurance Commission
		Management	For	For
7.
Authorize the Board of Directors as from 29 APR 2010 for a period of 18 months, to acquire Fortis Units, which include fully paid twinned shares of Fortis N.V., up to a maximum of 10% of the issued share capital of Fortis N.V. a) through all agreements, including transactions on the stock exchange and private
transactions at a price which is within a range between the closing price of the relevant Fortis Unit on Euronext on the day
immediately preceding the acquisition, plus a maximum of 15%
and one eurocent (EUR 0.01), or b) by means of stock lending agreements under terms and conditions that comply with common market practice, but within the price range as referred to under a)
above, for the number of Fortis Units from time to time to be borrowed by Fortis N.V.
		Management	For	For
8.1	Amend Article 2 as specified "The name of the Company is: ageas N.V."	Management	For	For
8.2	Amend paragraph b) of Article 9 as specified	Management	For	For
8.3	Amend paragraph a) and d) of Article 10 as specified	Management	For	For
8.4	Amend Article 11 as specified	Management	For	For
8.5	Amend Article 17 as specified	Management	For	For
8.6
Authorize any and all Members of the Board of Directors as well as any and all civil-law notaries, associates and paralegals practising with De Brauw Blackstone Westbroek N.V. to draw up the draft of the required notarial deed of amendment to the
Articles of Association, to apply for the required ministerial declaration of no-objection, as well as to execute the notarial deed of amendment to the Articles of Association
		Management	For	For
9.	Closure	Non-Voting

RENEWABLE ENERGY CORPORATION AS, HOVIK
Security	R7199U100	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	NO0010112675	Agenda		702339892 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
1	Opening of the meeting by the Chairman of the Board and the registration of attending shareholders and the proxies	Management	For	For
2	Election of Chairman of the meeting and at least one person to sign the	Management	For	For
3	Approve the notice and the agenda for the meeting	Management	For	For
4	Approve the rights issue	Management	For	For

ENEL ENTE NAZIONALE PER L'ENERGIA ELETTRICA SPA, R
Security	T3679P115	Meeting Type		MIX
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	IT0003128367	Agenda		702344437 - Management
Item	Proposal	Type	Vote	For/Against Management
-
PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
O.1
Approve the financial statements of ENEL for the YE 31 DEC
2009; reports of the Board of Directors, the Board of Statutory
Auditors and the External Auditors; related resolutions;
presentation of the consolidated financial statements for the YE 31
DEC 2009
		Management	For	For
O.2	Approve the allocation of net income for the year	Management	For	For
O.3	Election of the Board of Statutory Auditors	Management	For	For
O.4	Approve the determination of the compensation of the regular Members of the Board of Statutory Auditors	Management	For	For
O.5
Approve the hormonization of shareholder's meeting regulations with the provisions of legislative decree N. 27 of 27 JAN 2010;
amend the Articles 1.2, 2.1, 2.2, 2.3, 3.2, 3.4, 3.5, 4.2, 4.8, 6.4,
and 6.6 and abrogation of the Article 4.9 of the shareholders'
meeting regulations
		Management	For	For
E.1	Approve the harmonization of the Bylaws with the provisions legislative decree N. 27 of 27 JAN 2010; amend the Articles 9.2, 13.2 and 14.3 and introduction of the Article 31.1 of the Bylaws	Management	For	For

HENNES & MAURITZ AB
Security	W41422101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	SE0000106270	Agenda		702355733 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID VO-TE OPTION. THANK YOU	Non-Voting
1	Opening of the AGM	Non-Voting
2	The election of Lawyer Sven Unger as a Chairman for the AGM as proposed by the-Election Committee	Non-Voting
3	Address by Managing Director Karl-Johan Persson followed by an opportunity to-ask questions about the Company	Non-Voting
4	Establishment and the voting list	Non-Voting
5	Approval of the agenda	Non-Voting
6	The election of people to check the minutes	Non-Voting
7	Examination of whether the meeting was duly convened	Non-Voting
8.a
Presentation of the annual accounts and the Auditors' report as well as the co-nsolidated accounts and the consolidated Auditors'
report, and the Auditors' s-tatement on whether the guidelines for remuneration to Senior Executives appli-cable since the last AGM have been specified
Non-Voting
8.b	Statement by the Company's Auditor and the Chairman of the Auditing Committee	Non-Voting
8.c	Statement by the Chairman of the Board on the work of the Board	Non-Voting
8.d	Statement by the Chairman of the Election Committee on the work of the Electio-n Committee	Non-Voting
9.a	Adopt the income statement and the balance sheet as well as the consolidated income statement and the consolidated balance sheet	Management	For	For
9.b
Approve a dividend to the Shareholders of SEK 16.00 per share;
the Board of Directors has proposed Tuesday 04 MAY 2010 as
the record date; if the resolution is passed, dividends are expected to be paid out by Euroclear Sweden AB on Friday 07 MAY 2010
		Management	For	For
9.c	Grant discharge to the Members of the Board and the Managing Director from liability to the Company	Management	For	For
10	Approve the establishment of the number of Board Members at 8 and with no Deputy Board Members	Management	For	For
11	Approve the establishment of fees to the Board and the Auditors as specified	Management	For	For
12
Election of Anders Dahlvig and Christian Sievert as the New
Members and re-elect Mia Brunell Livfors, Lottie Knutson, Sussi
Kvart, Bo Lundquist, Stefan Persson and Melker Schorling;
Chairman of the Board: re-election of Stefan Persson; Stig
Nordfelt has declined re-election
		Management	For	For
13	Approve the establishment of principles for the Election Committee and election of Members of the Election Committee as specified	Management	For	For
14	Approve the resolution on share split and amend Section 4 of the Articles of Association	Management	For	For
15	Approve the guidelines for remuneration to Senior Executives as specified	Management	For	For
16	Closing of the AGM	Non-Voting

SVENSKA HANDELSBANKEN AB, STOCKHOLM
Security	W90937181	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	SE0000193120	Agenda		702355947 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED.-
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
Non-Voting
	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID VO-TE OPTION. THANK YOU	Non-Voting
1.	Opening of the meeting	Non-Voting
2.	Election of Mr. Sven Unger as a Chairman of the meeting	Non-Voting
3.	Establishment and approval of the list of voters	Non-Voting
4.	Approval of the agenda	Non-Voting
5.	Election of persons to countersign minutes	Non-Voting
6.	Approve to determine whether the meeting has been duly called	Non-Voting
7.
Presentation of the annual accounts and Auditors report and the consolidated a-nnual accounts and the auditors report for the group, for 2009. in connection-with this: a presentation of the past years work by the board and its committe-es; a speech by the group chief executive, and any questions from shareholders-to the board and senior management of the bank; a presentation of audit work-during 2009
Non-Voting
8.	Adopt the income statement and the balance sheet, as well as the consolidated income statement and consolidated balance sheet	Management	For	For
9.
Declare a dividend of SEK 8 per share, and the Tuesday, 04 MAY be the Record day for receiving of dividends; if the meeting resolves in accordance with the proposal Euroclear expects to distribute the dividend on Friday, 07 MAY 2010
		Management	For	For
10.	Approve to release from liability for the Members of the Board and the Group Chief Executive for the period referred to in the financial reports	Management	For	For
11.	Authorize the Board to resolve on acquisition and divestment of shares in the bank	Management	For	For
12.	Approve the acquisition of shares in the bank for the banks trading book pursuant to Chapter 7, Section 6 of the Swedish securities market Act	Management	For	For
13.	Approve that the AGM resolve that the Board comprise an unchanged number [12] of Members	Management	For	For
14.
Approve the fees as follows: SEK 2,350,000 to the Chairman,
SEK 675,000 to each of the two vice Chairman, and SEK 450,000 to each of the remaining members; for committee work, the
following fees are proposed SEK 250,000 to each member of the credit committee, SEK 100,000 to each member of the
remuneration committee, SEK 175,000 to the Chairman of the
Audit Committee, and SEK 125,000 to the remaining members of the audit committee; in all cases, the proposed amounts are
unchanged from the resolutions of the AGM in 2008 and 2009; the nomination committee proposes that the meeting resolve on
remuneration to be paid to the Auditors on approved account
		Management	For	For
15.	Re-elect all Board Members and Mr. Hans Larsson, as the Chairman	Management	For	For
16.	Approve the guidelines for remuneration to Senior Management, as specified	Management	For	For
17.	Appoint the Auditors in foundations and their associated management	Management	For	For
18.	Approve the decision on how the nomination committee is to be appointed	Management	For	For
19.
PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER
PROPOSAL: Approve that the general meeting resolve that SEK 2
Million be allocated to a fund/ foundation which would aim to prevent crimes of violence and to prevent errors or negligence in the exercising the public authority at municipal level
		Shareholder	Against	For
20.	Closing of the meeting	Non-Voting

CARSO GLOBAL TELECOM SAB DE CV
Security	P2142R108	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date	29-Apr-2010
ISIN	MXP740451010	Agenda	702356824 - Management
Item	Proposal	Type	Vote	For/Against Management
-
PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE
VOTING RIGHTS AT THIS MEETING.-IF YOU ARE A MEXICAN
NATIONAL AND WOULD LIKE TO SUBMIT YOUR VOTE ON
THIS-MEETING PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE. THANK YOU
Non-Voting
I
Presentation and, if relevant, approval of the report from the general-Director prepared in accordance with Article 172 of the general mercantile-companies law and Article 44, Part XI, of the securities market law,-accompanied by the opinion of the outside auditor, regarding the operations-and results of the Company for the FYE 31 DEC 2009, as well as the opinion of-the Board of
Directors regarding the content of said report, presentation-and, if relevant, approval of the report from the Board of Directors that is-
referred to in Article 172, line b, of the general mercantile companies law-in which are contained the ma in accounting and information policies and-criteria followed in the preparation of the financial information of the-Company, presentation and, if
relevant, approval of the report of the-activities..CONTD
Non-Voting
-
..CONTD and operations in which the Board of Directors
intervened in-accordance with Article 28, Part IV, Line E, of the securities market law,-presentation and, if relevant, approval of the financial statements of the-Company to 31 DEC 2009, both individual and consolidated, and allocation of-the results from the
FY, presentation and, if relevant, approval of the-annual report regarding the activities carried out by the audit Committee in-
accordance with Article 43 of the securities market law and the report-regarding the subsidiaries of the Company, presentation and, if relevant,-approval of the report regarding the fulfillment of the obligations contained-in Article 86, Part XX, of t he income tax law in regard to the presentation-of the report to the shareholders meeting regarding compliance with the tax-obligations that are the responsibility of the company resolutions in this-regard
Non-Voting
II	Presentation and, if relevant, approval of the proposal for the allocation of-results resolutions in this regard	Non-Voting
III
Ratification, if relevant, of the term in office of the Board of
Directors-and of the general Director for the 2009 FY and
appointment or ratification,-if relevant, of the people who will make up the Board of Directors of the-Company and other bodies, after classification of their independence, if-relevant, as well as of the
Chairperson of the audit Committee, as well as-determination of the corresponding compensation resolutions in this regard
Non-Voting
IV
Approval of the maximum amount of funds that can be allocated to the-acquisition of shares of the Company for the 2010 FY, as well as a proposal-and, if relevant, approval regarding the provisions and policies relate d to-the acquisition of shares of t he company resolutions in this regard
Non-Voting
V	Designation of delegates who will carry out the resolutions passed by this-meeting and, if relevant, formalize them as appropriate resolutions in this-regard	Non-Voting

GRUPO MEXICO SAB DE CV
Security	P49538112	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	MXP370841019	Agenda		702357814 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Receive the report from the Executive Chairperson of the
Company regarding the FY that ran from 1 JAN to 31 DEC 2009;
approve the consolidated financial statements of the Company and its subsidiaries to 31 DEC 2009; reports that are referred to in
Article 28, Part IV, Lines A, C, D and E, of the Securities Market
Law, regarding the FY that ran from 1 JAN to 31 DEC 2009
		Management	For	For
2	Receive the report regarding the fulfillment of tax obligations that is referred to in Part XX of Article 86 of the Income Tax Law during the 2009 FY	Management	For	For
3	Approve the allocation of profit from the FYE on 31 DEC 2009	Management	For	For
4
Receive the report that is referred to in Part III of Article 60 of the provisions of a general nature applicable to the issuers of
securities and other securities market participants, including a report regarding the allocation of the funds destined for the acquisition of shares of the Company during the FYE on 31 DEC
2009; approve to determine the maximum amount of funds to be allocated to the acquisition of the shares of the Company during the 2010 FY
		Management	For	For
5
Ratify the acts done by the Board of Directors, the Executive
Chairperson and its committees, during the FY that ran from 1
JAN to 31 DEC 2009; appointment or reelection, of the Members of the Board of Directors of the Company and classification of their independence in accordance with Article 26 of the securities market law; appointment or reelection, of the Members of the committees of the Board itself and of their Chairpersons
		Management	For	For
6	Approve the remuneration for the Members of the Board of Directors and for the Members of the committees of the Board itself	Management	For	For
7	Approve, designation of the delegates who will carry out and formalize the resolutions passed by this meeting	Management	For	For

KBC GROUPE SA, BRUXELLES
Security	B5337G162	Meeting Type		MIX
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	BE0003565737	Agenda		702358828 - Management
Item	Proposal	Type	Vote	For/Against Management

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
A.1	Receive Directors' report	Non-Voting
A.2	Receive Auditors' report	Non-Voting
A.3	Receive consolidated financial statements and statutory reports	Non-Voting
A.4	Approve to accept financial statements	Management	For	For
A.5	Approve the allocation of income	Management	For	For
A.6	Grant discharge the Directors	Management	For	For
A.7	Grant discharge the Auditors	Management	For	For
A.8.A	Approve the cooptation of Jan Vanhevel as a Director	Management	For	For
A.8.B	Re-elect Germain Vantieghem as a Director	Management	For	For
A.8.C	Re-elect Marc Wittemans as a Director	Management	For	For
A.8.D	Election of Luc Philips as a Director	Management	For	For
A.8.E	Election of Piet Vantemsche as a Director	Management	For	For
A.8.F	Election of Alain Bostoen as a Director	Management	For	For
A.8.G	Election of Marc De Ceuster as a Director	Management	For	For
A.8.H	Election of Eric Stroobants as a Director	Management	For	For
A.8.I	Election of Jean-Pierre Hansen as a Director	Management	For	For
A.8.J	Approve to indicate Jo Cornu as an Independent Board Member	Management	For	For
A.8.K	Election of Ernst and Young as the Auditors and approve the Auditor's remuneration	Management	For	For
A.9	Transact other business	Non-Voting
E.1	Receive special Board report regarding: Issue of Profit-Sharing Certificates	Non-Voting
E.2	Receive special Auditor report regarding: Elimination of Preemptive Rights for-conversion of Profit-Sharing Certificates	Non-Voting
E.3	Amend the Articles regarding: Issuance of Profit-Sharing Certificates	Management	For	For
E.4	Approve the terms and conditions of Profit-Sharing Certificates	Management	For	For
E.5	Amend the Articles regarding: Title II	Management	For	For
E.6	Amend the Articles regarding: Placement of Securities	Management	For	For
E.7	Amend the Articles regarding: Repurchase of Securities	Management	For	For
E.8	Amend the Articles regarding: general meeting	Management	For	For
E.9	Amend the Articles regarding: proxies	Management	For	For
E.10	Amend the Articles regarding: meeting formalities	Management	For	For
E.11	Amend the Articles regarding: adjournment of meeting	Management	For	For
E.12	Amend the Articles regarding: allocation of income	Management	For	For
E.13	Amend the Articles regarding: liquidation	Management	For	For
E.14	Amend the Articles regarding: repurchase of shares to prevent a serious and imminent harm	Management	For	For
E.15	Approve to eliminate preemptive rights regarding: item 16	Management	For	For
E.16	Approve the issuance of shares for conversion of profit-sharing Certificates	Management	For	For
E.17	Authorize the implementation of approved resolutions regarding: conversion of profit-sharing certificates	Management	For	For
E.18	Authorize the implementation of approved resolutions regarding: terms and conditions of profit-sharing certificates	Management	For	For
E.19	Discuss merger with Fidabel NV	Non-Voting
E.20	Approve the Merger Agreement with Fidabel NV	Management	For	For
E.21	Approve the merger by absorption of Fidabel NV	Management	For	For
E.22	Authorize the implementation of approved resolutions	Management	For	For
E.23	Authorize the coordination of the Articles	Management	For	For
E.24	Approve the filing of required documents/formalities at trade	Management	For	For

ENI SPA, ROMA
Security	T3643A145	Meeting Type		MIX
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	IT0003132476	Agenda		702366875 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID'S 686251 AND 684082 DUE TO-2 MEETINGS BEING
MERGED INTO 1 MIX MEETING. ALL VOTES RECEIVED ON
THE PREVIOU-S MEETINGS WILL BE DISREGARDED AND
YOU WILL NEED TO REINSTRUCT ON THIS MEETING-
NOTICE. THANK YOU.
Non-Voting
O.1	Approve the balance sheet as of 31 DEC 2009 of Eni Spa, consolidated balance sheet as of 31 DEC 2009; Directors, Board of Auditors and External Auditing Company's reporting	Management	For	For
O.2	Approve the profits allocation	Management	For	For
O.3	Appoint the Independent Auditors for the period 2010-2018	Management	For	For
E.1	Amend the Articles 1, 4, 12, 15 and 16 of the Corporate Bylaws; related resolutions	Management	For	For
CMMT
PLEASE NOTE THAT IN COMPLIANCE WITH ARTICLE 13,
PARAGRAPH 1, OF THE CORPORATE-BYLAWS
SHAREHOLDERS WHO ALONE OR TOGETHER WITH OTHER
SHAREHOLDERS, HOLD AT LEA-ST ONE FORTIETH OF
CORPORATE CAPITAL CAN REQUEST, WITHIN 5 DAYS
FROM THE ISSUE-RS NOTIFICATION OF THIS MEETING, AN
INTEGRATION TO THE ITEMS OF THIS AGENDA, Q-UOTING
IN THEIR REQUEST THE ADDITIONAL SUBJECTS
PROPOSED; THE INTEGRATION IS N-OT ALLOWED FOR
SUBJECTS ON WHICH THE MEETING DELIBERATES,
ACCORDING TO THE LAW-, ON PROPOSAL OF DIRECTORS
OR ON THE BASIS OF A PROJECT OR A REPORT DRAWN UP
B-Y THE DIRECTORS. THANK YOU.
Non-Voting

BAYER AG, LEVERKUSEN
Security	D0712D163	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	30-Apr-2010
ISIN	DE000BAY0017	Agenda		702267534 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED
DEPENDING ON SOME SUBCUSTODIANS'-PROCESSING IN
THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE TO-OBTAIN BLOCKING INFORMATION
FOR YOUR ACCOUNTS.
Non-Voting
1.
Submission of the confirmed financial statements of Bayer AG and consolidated financial statements of the Bayer Group, the
combined management report, the report of the Supervisory
Board as well as the explanatory report by the Board of
Management on takeover-relevant information for the FY 2009
and the Board of Management proposal for the distribution of the profit; resolution on the distribution of profit
		Management	For	For
2.	Ratification of actions of the members of the Board of Management	Management	For	For
3.	Ratification of actions of the members of the Supervisory Board	Management	For	For
4.	Approval of the compensation system for members of the Board of Management	Management	For	For
5.
Rescission of the existing Authorized Capital I, creation of a new
Authorized Capital I with the option of exclusion of subscription rights and amendment of Section 4 Paragraph 2 of the Articles of
Incorporation [capital stock]
		Management	For	For
6.
Rescission of the existing Authorized Capital II, creation of a new
Authorized Capital II with the option of exclusion of the
subscription rights and amendment of Section 4 Paragraph 3 of the Articles of Incorporation [capital stock]
		Management	For	For
7.
Authority to issue bonds with warrants, convertible bonds, profit sharing rights or profit participation bonds [or a combination of these instruments] and to exclude subscription rights, creation of a new conditional capital through the rescission of the existing conditional capital and amendment of the Articles of Incorporation
		Management	For	For
8.	Authorization for the acquisition and use of treasury shares with the possible exclusion of subscription rights and any other tender rights	Management	For	For
9.	Adjustments to the Articles of Incorporation in Section 14, 15 and 16 concerning the Act Implementing the Stockholder Rights Directive [ARUG]	Management	For	For
10.	Appointment of the Auditor for the audit of the financial statements and the audit review of the half-year financial report	Management	For	For

WOODSIDE PETROLEUM LTD
Security	980228100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	30-Apr-2010
ISIN	AU000000WPL2	Agenda		702311313 - Management
Item	Proposal	Type	Vote	For/Against Management
1	To receive and consider the financial report of the Company and the reports-of the Directors and Auditor for the YE 31 DEC 2009	Non-Voting
2	Re-elect Dr. Andrew Jamieson as a Director	Management	For	For
3	Adopt the remuneration report for the YE 31 DEC 2009	Management	For	For

PEARSON PLC
Security	G69651100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	30-Apr-2010
ISIN	GB0006776081	Agenda		702314220 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the receipt of financial statements	Management	For	For
2	Approve the final dividend	Management	For	For
3	Re-elect David Arculus	Management	For	For
4	Re-elect Patrick Cescau	Management	For	For
5	Re-elect Will Ethridge	Management	For	For
6	Re-elect Rona Fairhead	Management	For	For
7	Re-elect Robin Freestone	Management	For	For
8	Re-elect Susan Fuhrman	Management	For	For
9	Re-elect Ken Hydon	Management	For	For
10	Re-elect John Makinson	Management	For	For
11	Re-elect Glen Moreno	Management	For	For
12	Re-elect CK. Prahalad	Management	For	For
13	Re-elect Marjorie Scardino	Management	For	For
14	Approve the Directors remuneration report	Management	For	For
15	Re-appoint the Auditors	Management	For	For
16	Approve the remuneration of the Auditors	Management	For	For
17	Approve the allotment of shares	Management	For	For
S.18	Approve the waiver of pre-emption rights	Management	For	For
S.19	Grant authority to purchase own shares	Management	For	For
S.20	Approve the Articles of Association	Management	For	For
S.21	Approve the notice of meetings	Management	For	For
22	Approve the Share Incentive Plan	Management	For	For

BARCLAYS PLC, LONDON
Security	G08036124	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	30-Apr-2010
ISIN	GB0031348658	Agenda		702326629 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the reports of the Directors and Auditors and the audited accounts of the Company for the YE 31 DEC 2009	Management	For	For
2	Approve the remuneration report for the YE 31 DEC 2009	Management	For	For
3	Re-elect Reuben Jeffery III as Director of the Company	Management	For	For
4	Re-elect Marcus Aglus as a Director of the Company	Management	For	For
5	Re-elect David Booth as a Director of the Company	Management	For	For
6	Re-elect Sir Richard Broadbent as a Director of the Company	Management	For	For
7	Re-elect Sir Michael Rake as a Director of the Company	Management	For	For
8	Re-elect Sir Andrew Likierman as a Director of the Company	Management	For	For
9	Re-elect Chris Lucas as a Director of the Company	Management	For	For
10
Re-appoint PricewaterhouseCoopers LLP, Chartered Accountants and Registered Auditors, as the Auditors of the Company to hold office from the conclusion of this meeting until the conclusion of the next AGM at which accounts are laid before the Company
		Management	For	For
11	Authorize the Directors to set the remuneration of the Auditors	Management	For	For
12
Authorize the Company, in accordance with Section 366 of the
Companies Act 2006 [the 2006 Act] the Company and any
Company which, at any time during the period for which this
resolution has effect, is a subsidiary of the Company to a) make political donations to political organizations not exceeding GBP
25,000 in total and b) incur political expenditure not exceeding
GBP 100,000 in total, in each case during the period commencing on the date of this resolution and ending on the date of the AGM of the Company to be held in 2011 or on 30 JUN 2011, provided that the maximum amounts as specified may consist of sums in any currency converted into sterling at such rate as the Board may in its absolute discretion determine for the purposes of this resolution, the terms political donations political organizations and political expenditure shall have the meanings given to them in
Sections 363 to 365 of the 2006 Act
		Management	For	For
13
Authorize the Directors, in substitution for all existing authorities, pursuant to Section 551 of the 2006 Act to exercise all the powers of the Company to; a) allot shares [as defined in Section 540 of the 2006 Act] in the Company or grant rights to subscribe for or to convert any security into shares in the Company up to an
aggregate nominal amount of GBP 1,043,323,357, GBP
77,500,000, EUR 40,000,000 and 1F4,000,000,000; b) allot equity securities [as specified in Section 560 of the 2006 Act] up to an aggregate nominal amount of GBP 2,006,646,714 [such amount
to be reduced by the aggregate nominal amount of ordinary
shares allotted or rights to subscribe for or to convert any securities into ordinary shares in the Company granted under this
Resolution 13] in connection with an offer by way of a rights issue:
i) to ordinary shareholders in proportion [as nearly as maybe practicable] to their existing holdings; and ii) to holders of other equity securities [as defined in Section 560 of the 2006 Act] as
		Management	For	For

required by the rights of those securities, or subject to such rights, as the Directors otherwise consider necessary, and so that the
Directors may impose any limits or restrictions and make any arrangements which they consider necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, legal, regulatory or practical problems in, or under the laws of, any territory or any other matter, [Authority expires the earlier of the end of the AGM of the Company to be held in 2011 or the close of business on 30 JUN 2011]; the Company may make offers and
enter into agreements before the authority expires which would, or might require shares to be allotted or rights to subscribe for or to convert any security into shares to be granted after the authority expires and the Directors may allot shares or grant such rights under any such offer or agreement as if the authority had not expired

S.14
Authorize the Directors, in substitution for all existing powers, and subject to the passing of Resolution 13, pursuant to Section 570 of the 2006 Act to allot equity securities [as defined in Section 560 of the 2006 Act] for cash, pursuant to the authority granted
Resolution 13 and/or where the allotment constitutes an allotment of equity securities by virtue of Section 560(3) of the 2006 Act, in each case free of the restriction in Section 561 of the 2006 Act, such power to be limited: [a] to the allotment of equity securities in connection with an offer of equity securities [but in case of an allotment pursuant to the authority granted by Paragraph [b] of
Resolution 13, such power shall be limited to the allotment of equity securities in connection with an offer by way of a rights issue only]: [i] to ordinary shareholders in proportion [as nearly as may be practicable to their existing holdings;] [ii] to holders of other equity securities [as defined in Section 560 of the 2006 Act], as required by the rights of those securities or, subject to such rights, as the Directors otherwise consider necessary, and so that the Directors may impose any limits or restrictions and make any arrangements which they consider necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, legal, regulatory or practical problems in, or under the laws of any territory or any other matter; and [b] to the allotment of equity securities, pursuant to the authority granted by paragraph [a] of resolution 13 and/or an allotment of equity securities by virtue of
Section 560(3) of the 2006 Act, [in each case otherwise than in the circumstances as specified in this resolution] up to a nominal amount of GBP 150,498,503 representing no more than 5% of the issued ordinary share capital as at 05 MAR 2010; compliance with that limit shall be calculated, in the case of equity securities which are rights to subscribe for, or to convert securities into , ordinary shares [as defined in Section 560 of the 2006 Act] by reference to the aggregate nominal amount of relevant shares which may be allotted pursuant to such rights, [Authority expires the earlier of the end of the AGM of the Company to be held in 2011 or the close of business on 30 JUN 2011] the Company may make offers and
enter into agreements before the power expires which would or might, require equity securities to be allotted after the power expires and the Directors may allot equity securities under any such offer or agreement as if the power had not expired
		Management	For	For
S.15
Authorize the Company for the purposes of Section 701 of the
2006 Act to make market purchases [within the meaning of
Section 701 of the 2006 Act] on the London Stock Exchange of up
to an aggregate of 1,203,988,028 ordinary shares of25 p each in its capital, and may hold such shares as treasury shares, provided that: a) the minimum price [exclusive of expenses] which may be paid for each ordinary share is not less than 25p; b) the maximum price [exclusive of expenses] which may be paid for each ordinary
		Management	For	For

share shall not be more than the higher of [1] 105% of the average of the market values of the ordinary shares [as derived from the
Daily official list of the London Stock Exchange] for the 5 business days immediately preceding the date on which the purchase is made and ii) that stipulated by Article 5(1) of the Buy-back and
Stabilization Regulation [EC 2273/2003); and c) [Authority expires the earlier of the end of the AGM of the Company to be held in
2011 or the close of business on 30 JUN 2011]; [except in relation to any purchase of shares the contract for which was concluded before such date and which would or might be executed wholly or partly after such date]

S.16
Authorize the Directors to call general meetings [other than an
AGM] on not less than 14 clear days notice, such authority to expire at the end of the AGM of the Company to be held in 2011 or the close of the business on 30 JUN 2011, whichever is the earlier
		Management	For	For
S.17
Amend the Articles of Association of the Company by deleting all the provisions of the Company's Memorandum of Association
which, by virtue of Section 28 of the 2006 Act, are to be treated as provisions of the Company's Articles of Association; and adopt the
Articles of Association, as specified as the Articles of Association of the Company in substitution for, and to the exclusion of the existing Articles of Association
		Management	For	For
18
Approve and adopt the rules of the Barclays Group SAYE Share
Option Scheme, as specified, and authorize the Directors to: a) to do such acts and things necessary or expenditure for the
purposes of implementing and giving effect to the Sharesave Plan, including making any changes to the draft rules of the Sharesave
Plan in order to obtain HM Renevue & Customs approval; and b)
establish such appendicies schedules, supplements or further schemes based on Sharesave Plan but modified to take
advantage of or to comply with, local tax, exchange control or securities laws in jurisdictions outside in UK, provided that any ordinary shares made available under any such appendices,
schedules, supplements or further schemes are treated as
counting against the limits and overall participation in the
Sharesave Plan
		Management	For	For

GRUPO TELEVISA SA
Security	P4987V137	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		30-Apr-2010
ISIN	MXP4987V1378	Agenda		702346049 - Management
Item	Proposal	Type	Vote	For/Against Management
-
PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE
VOTING RIGHTS AT THIS MEETING.-IF YOU ARE A MEXICAN
NATIONAL AND WOULD LIKE TO SUBMIT YOUR VOTE ON
THIS-MEETING PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE. THANK YOU
Non-Voting
1
Approve the reports that are referred to in Article 28, Part iv, of the-Securities Market Law, including the presentation of the financial statements-of the Company for the FYE 31 DEC 2009, and resolutions regarding the term in-office of the Board of
Directors, Committees and General Director of the-Company
Non-Voting
2	Receive the report regarding the fulfillment of the tax obligations of the-Company, in compliance with the applicable legal provisions	Non-Voting
3	Approve the allocation of results from the FYE 31 DEC 2009	Non-Voting
4.1	Approve the amount that can be allocate d to the purchase of the shares of-the Company in accordance with that which is provided for in Article 56, Part-iv, of the Securities Market Law	Non-Voting
4.2	Receive the report regarding the policies and resolutions adopted by the-Board of Directors of the Company, in relation to the purchase and sale of-such shares	Non-Voting
5	Appointment and or ratification, if relevant, of the people who will make up	Non-Voting
6	Appointment and or ratification, if relevant, of the people who will make up	Non-Voting
7	Appointment and or ratification, if relevant, of the Chairperson of the Audit	Non-Voting
8	Approve remuneration for the Members of the Board of Directors, of the-Executive Committee and of the Audit and Corporate Practices Committee, as-well as for the Secretary	Non-Voting
9	Approve the designation of Delegates who will carry out and formalize the-resolutions passed by this meeting	Non-Voting

RENAULT SA, BOULOGNE BILLANCOURT
Security	F77098105	Meeting Type		MIX
Ticker Symbol		Meeting Date	30-Apr-2010
ISIN	FR0000131906	Agenda		702347534 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0402/201004021001022.pdf	Non-Voting
O.1	Approve the consolidated accounts	Management	For	For
O.2	Approve the annual accounts	Management	For	For
O.3
Approve to allocate the income for the FY as follows: earnings for the financial year: EUR 49,265,514.05, previous retained
earnings: EUR 6,301,650,178.90, distributable income: EUR
6,350,915,692.95, dividends: EUR 0.00, retained earnings: EUR
6,350,915,692.95 as required by law
		Management	For	For
O.4	Approve the Agreements specified in Article 225-38 of the Code du Commerce Commercial Code	Management	For	For
O.5	Approve the Auditor's report on the items serving to determine remuneration for participating securities	Management	For	For
O.6	Grant authority to float its own shares on the Stock Exchange	Management	For	For
E.7	Grant authority to cancel shares bought back	Management	For	For
E.8	Amend the Articles of Association	Management	For	For
O.9	Approve to renew the Director's mandate: Carlos GHOSN	Management	For	For
O.10	Approve Monsieur Carlos Ghosn's pension commitments as specified in Article L. 225-42-1 paragraph 6 of the Code du Commerce	Management	For	For
O.11	Approve to renew the Director's mandate: Marc LADREIT DE LACHARRIERE	Management	For	For
O.12	Approve to renew the Director's mandate: Franck RIBOUD	Management	For	For
O.13	Approve to renew the Director's mandate: Hiroto SAIKAWA	Management	For	For
O.14	Appointment of Alexis KOHLER as a Director representing the State	Management	For	For
O.15	Appointment of Luc ROUSSEAU as a Director representing the State	Management	For	For
O.16	Appointment of Monsieur Bernard DELPIT as a Director	Management	For	For
O.17	Appointment of Pascale SOURISSE as a Director	Management	For	For
O.18	Powers for formalities	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
OF TEXT IN RESOLUTION 3 AND-RECEIPT OF TIME AND
LOCATION. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
PLEASE D-O NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCT-IONS.
THANK YOU.
Non-Voting

INTESA SANPAOLO SPA, TORINO
Security	T55067101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		30-Apr-2010
ISIN	IT0000072618	Agenda		702356076 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON
30APR 2010. CONSEQUENTLY, YOUR VOTING
INSTRUCTIONS WILL REMAIN VA-LID FOR ALL CALLS
UNLESS THE AGENDA IS AMENDED. THANK YOU.
Non-Voting
1.	Proposal for allocation of net income for FYE 31 DEC 2009 and for dividend distribution.	Management
2.	Determination of the number of Supervisory Board Members for financial years 2010/2011/2012.	Management

PLEASE NOTE THAT ALTHOUGH THERE ARE FIVE
CANDIDATE SLEDS TO BE ELECTED AS SUPE-RVISORS,
THERE IS ONLY ONE VACANCY AVAILABLE TO BE FILLED AT
THE MEETING. THE-STANDING INSTRUCTIONS FOR THIS
MEETING WILL BE DISABLED AND, IF YOU CHOOSE, YO-U
ARE REQUIRED TO VOTE FOR ONLY ONE OF THE FIVE
SUPORVISOR SLEDS. THANK YOU.
Non-Voting
3.1
List presented by Compagnia Sanpaolo and Fondazione Cariplo
16 candidates  current Chairman, 7 current members and 8 new candidates.  To view the complete list of candidates please copy and paste the below link into you internet browser:
https://materials.proxyvote.com/Approved/99999Z/19840101/INFS
T_58351.PDF
Management
3.2
List presented by Fondazione Cassa di Risparmio Padova e
Rovigo, Ente Cassa di Risparmio di Firenze and Fondazione
Cassa di Risparmio in Bologna 9 candidates 3 current members and 6 new candidates.  To view the complete list of candidates please copy and paste the below link into you internet browser:
https://materials.proxyvote.com/Approved/99999Z/19840101/INFS
T_58352.PDF
Shareholder
3.3
List presented by Assicurazioni Generali S.p.A.  2 candidates 1 current member and 1 new candidate.  To view the complete list of candidates please copy and paste the below link into you
internet browser:
https://materials.proxyvote.com/Approved/99999Z/19840101/INFS
T_58353.PDF
Shareholder
3.4
List Presented by Aletti Gestielle S.G.R. S.p.A., Allianz Global
Investors Italia SgrpA, Arca S.G.R. S.p.A., BNP Asset
Management SGR S.p.A., Kairos Partners SGR S.p.A., Kairos
International Sicav, Mediolanum Gestione Fondi SGRpA,
Challenge Funds, Pioneer Investment Management SGRpA,
Pioneer Asset Management SA, Prima SGR S.p.A., Stichting
Depositary APG Developed Markets Equity Pool and
UBIPramerica Sgr S.p.A.  2 candidates 1 current member and 1 new candidate. To view the complete list of candidates please copy and paste the below link into you internet browser:
https://materials.proxyvote.com/Approved/99999Z/19840101/INFS
T_58354.PDF
Shareholder
3.5
List presented by Credit Agricole S.A. – 2 candidates
– 2 new candidates.  To view the complete list of candidates please copy and paste the below link into your internet browser:
https://materials.proxyvote.com/Approved/99999Z/19840101/INFS
T_58355.PDF
Shareholder
4.	Election of the Chairmen and Deputy Chairman of the Supervisory Board for financial years 2010/2011/2012 [pursuant to Article 23.8 of the Articles of Association].	Management
5.	Determination of remuneration due to Supervisory Board Members [pursuant to Article 23.13 of the Articles of Association].	Management
6.	Policies on remuneration due to Management Board Members.	Management
7.	Share-based long term incentive plans.	Management

OTP BANK PLC, BUDAPEST
Security	X60746181	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	30-Apr-2010
ISIN	HU0000061726	Agenda		702357472 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 683292 DUE TO CHANGE IN VO-TING STATUS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED.-
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED.-
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
1.A	Amend the Company's Bylaws by passing separate resolutions in respect of the two combined recommendations contained in the proposal of the Board of Directors	Management	For	For
1.B
Amend the Sections 8.3., 8.4., 8.5., 8.8., 8.11., 8.14., 8.22., 8.24.,
8.26., 12/A.2., 12/A.3. and 12/A.4. of the Company's Bylaws in
keeping with the proposal and on the basis of the annex to the minutes of the General Meeting
		Management	For	For
1.C	Amend Sections 6.4. and 8.17. of the Bylaws in accordance with the proposal, on the basis of the annex to the minutes of the General Meeting	Management	For	For
2.
Approve the AGM approves the distribution of the after-tax profit of HUF 102,329 million as follows: the amount of general
provisioning should be HUF 10,233 million, no dividends will be paid from the after-tax profit, thus the balance sheet profit for the financial year amounts to HUF 92,096 million, [The text above is a selected part of the proposal for resolution of the AGM.]
		Management	For	For
3.	Approve the AGM accepts OTP Bank Plc.'s 2009 Report on Corporate Governance	Management	For	For
4.	The evaluation of the activities of the Management in the business year, decis-ion on granting discharge of liability	Non-Voting
5.	The report of the Board of Directors on the banks business policy for 2010	Non-Voting
6.	Approve that the AGM accepts the proposal for modification of the rules of procedure of the Supervisory Board pursuant to the proposal, in keeping with the annex of the General Meeting's minutes	Management	For	For
7.
Approve, based on Section 3 Para 66 Act CXII of 1966 [Act on
Credit Institutions and Financial Enterprises] - concerning the audit of OTP Bank Plc's unconsolidated and consolidated 2010 financial statements - the AGM is electing Deloitte Auditing and
Consulting Ltd. as the Bank's auditor from 01 MAY 2010 until 30
APR 2011, the AGM approves the nomination of Zsuzsanna
Nagyvaradine Szepfalvi [No. 005313 chartered auditor] as the person responsible for auditing, in case any circumstance should arise which ultimately precludes the activities of Zsuzsanna
Nagyvaradine Szepfalvi as appointed auditor in this capacity, proposes the appointment of Zoltan Nagy [No. 005027 chartered auditor] to be the individual in charge of auditing, the AGM establishes the total amount of HUF 56,000,000 + VAT as the
Auditor's remuneration for the audit of the 2008 annual accounts, prepared in accordance with Hungarian Accounting Standards as applicable to credit institutions, and for the audit of the
consolidated annual accounts prepared pursuant Act on
Accounting, out of total remuneration HUF 44,500,000 + VAT shall be paid in consideration of the audit of the unconsolidated annual accounts, and HUF 11,500,000 + VAT shall be the fee payable for the audit of the consolidated annual accounts, the audit shall be carried out in accordance with the provisions of Act C of 2000 on
Accounting
		Management	For	For
8.
Approve the AGM accepts the following monthly remunerations as from 01 MAY 2010: for the Chairman of the Board of Directors
HUF 750,000 for the Deputy Chairman of the Board of Directors
HUF 725,000 for the members of the Board of Directors HUF
645,000 for the Chairman and Deputy Chairman of the
Supervisory Board HUF 725,000 for the members of the
Supervisory Board HUF 580,000 for the members of the Audit
Committee no remuneration
		Management	For	For
9.
Authorize the Board of Directors to acquire treasury shares
[shares issued by OTP Bank Plc] in order to provide the
necessary shares for the incentive option and bonus share system programs operating at OTP Bank Plc, to ensure the possibility of rapid intervention to restrain share-price fluctuations, to develop and maintain services provided to the Company's customers and to execute transactions aimed at optimizing the Company's equity situation, the Board of Directors is entitled to acquire 100 HUF face value ordinary shares with the proviso that the volume of treasury shares under this authorization shall not exceed
56,000,000 shares at any time. If the acquisition of shares is for consideration then the purchase price of the shares at each
transaction shall not be lower than the face value of the shares and not be higher than 150%, of the highest price registered on the Budapest Stock Exchange on the day before the transaction with the proviso that if such transaction is executed on the
Budapest Stock Exchange the purchase price shall not be higher than 120% of the closing price registered on the Budapest Stock
Exchange on the day before the transaction, the Board of
Directors is entitled to the acquisition of treasury shares until 31
OCT 2011, authorize the Board of Directors by Resolution No.
11/2009 of the AGM is hereby repealed
		Management	For	For

GRUPO FINANCIERO INBURSA SAB DE CV
Security	P4950U165	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	30-Apr-2010
ISIN	MXP370641013	Agenda		702357802 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the presentation of the tax opinion of the outside Auditor for the 2008 FY in compliance with the obligation contained in Article 86, Part XX, of the Income Tax Law resoluitons in this regard	Management	For	For
2.1
Approve the report from the general Director prepared in
accordance with Article 172 o f the general mercantile Companies
Law and Article 44, Part XI, of the Securities Market Law,
accompanied by the opinion of the outside Auditor, regarding the operations and results of the Company for the FYE on 31 DEC 2
009, as well as the opinion of the Board of Directors regarding the content of said report
		Management	For	For
2.2
Approve the report from the Board of Directors that is referred to in Article 172, line b, of the general mercantile Companies Law in which are contained the main accounting and information policies and criteria specified in the preparation of the financial information of the Company
		Management	For	For
2.3	Approve the report on the activities and transactions in which the Board of Directors intervened in accordance with Article 28, Part Iv, line e, of the Securities Market Law	Management	For	For
2.4	Approve the individual and the consolidated financial statements of the Company to 31 DEC 2009	Management	For	For
2.5	Approve the annual reports regarding the activities carried out by the audit and Corporate Practices Committees in accordance with Article 43 of the Securities Market Law resoluitons in this regard	Management	For	For
3	Approve the allocation of results resoluitons in this regard	Management	For	For
4	Approve the payment of a dividend resoluitons in this regard	Management	For	For
5	Appointment and ratify the Members of the Board of Directors, Secretary and	Management	For	For
6	Approve the determination of the compensation for the Members of the Board of Directors, Secretary and the Vice Secretary of the Company resoluitons in this regard	Management	For	For
7	Approve the appointment and ratify the Members of the corporate practices and the Audit Committees of the Company resoluitons in this regard	Management	For	For
8	Approve the determination of compensation for the Members of the corporate practices and the Audit Committees of the Company resoluitons in this regard	Management	For	For
9
Approve the annual report in regard to the acquisition of shares of
t he company in accordance with the terms of article 54 of the
Securities Market Law and the determination or ratification of the maximum amount o f funds that can be allocated to the acquisition of shares of the Company for the 2010 FY resoluitons in this regard
		Management	For	For
10	Approve the designation of delegates to carry out and formalize the resolutions passed at a meeting resoluitons in this regard	Management	For	For

GRUPO FINANCIERO INBURSA SAB DE CV
Security	P4950U165	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	30-Apr-2010
ISIN	MXP370641013	Agenda		702370064 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Amend the Article 2 of the Corporate bylaws	Management	For	For
2	Amend the unified responsibility agreement	Management	For	For
3	Approve to carry out a certification of the Corporate bylaws of the Company	Management	For	For
4	Approve the designation of delegates to carry out and formalized resolutions passed at the meeting	Management	For	For

DEUTSCHE TELEKOM AG, BONN
Security	D2035M136	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	03-May-2010
ISIN	DE0005557508	Agenda		702305966 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED
DEPENDING ON SOME SUBCUSTODIANS'-PROCESSING IN
THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE TO-OBTAIN BLOCKING INFORMATION
FOR YOUR ACCOUNTS.
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY wit-h the report of the Supervisory Board, the group financial statements and annu-al report, and the proposal on the appropriation of the distributable profit
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
6,421,196,639.17 as follows: Payment of a dividend of EUR 0.78 per share. EUR 3,035,281,633.45 shall be carried forward. Ex-
dividend and payable date: 04 MAY 2010
		Management	For	For
3.	Ratification of the acts of the Board of Managing Directors during the 2009 FY	Management	For	For
4.	Postponement of the ratification of the acts of Klaus Zumwinkel as a member of the Supervisory Board during the 2008 FY	Management	For	For
5.	Ratification of the acts of the Supervisory Board during the 2009 FY	Management	For	For
6.	Approval of the compensation system for the Members of the Board of Managing Directors	Management	For	For
7.	Appointment of Auditors for the 2010 FY: PricewaterhouseCoopers AG, Frankfurt, and Ernst + Young GmbH, Stuttgart	Management	For	For
8.
Authorization to acquire own shares, the Company shall be
authorized to acquire own shares of up to 10% of its share capital, at prices not deviating more than 10% from the market price of the shares, on or before 02 NOV 2011, The Board of Managing
Directors shall be authorized to sell the shares on the stock exchange, to offer the shares to shareholders by way of a rights offering, to dispose of the shares in another manner if they are sold at a price not materially below their market price, to float the shares on foreign stock exchanges, to use the shares for
acquisition purposes, to use the shares to satisfy conversion and option rights, to use the shares as employee shares, and to retire the shares
		Management	For	For
9.	Election of Wulf H. Bernotat to the Supervisory Board	Management	For	For
10.	Election of Ulrich Middelmann to the Supervisory Board	Management	For	For
11.	Approval of the control and profit transfer agreement with the Company's wholly owned subsidiary Erste DFMG Deutsche Funkturm Ver-moegens-GmbH	Management	For	For
12.	Approval of the control and profit transfer agreement with the Company's wholly owned subsidiary T-Mobile Global Holding Nr. 2 GmbH	Management	For	For
13.
Resolution on the authorization to issue convertible, warrant or income bonds and/or profit-sharing rights, the creation of
contingent capital, and the corresponding amendments to the
articles of association, the Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to issue bonds or profit-sharing rights of up to EUR 6,500,000,000,
conferring a conversion or option right for up to 429,687,500 new shares of the Company, on or before 02 MAY 2015, shareholders shall be granted subscription rights, except for the issue of bonds at a price not materially below their theoretical market value, for residual amounts, and in order to grant subscription rights to holders of previously issued conversion and option rights, the existing contingent capital IV shall be revoked, the Company's share capital shall be increased accordingly by up to EUR
1,100,000,000 through the issue of up to 429,687,500 new
shares, insofar as conversion or option rights are exercised
[contingent :capital 2010]
		Management	For	For
14.
Approval of the revision of the Supervisory Board remuneration, and the corresponding amendments to the Articles of Association the fixed remuneration per member shall be increased to EUR
30,000 for the 2010 FY and EUR 40,000 thereafter, and the
variable remuneration amended to EUR 1,000 for every EUR 0.02 by which the profit per share in the second year after the FY in question exceeds that of 3 years previous, the Chairman shall receive twice, and the Deputy Chairman one and a half times, the amounts
		Management	For	For
15.	Amendment to section 2 of the Articles of Association to reflect the expansion of the object of the Company	Management	For	For
16.
Amendment to section 14 of the Articles of Association in respect of the deadline for announcing the shareholders' meeting being 30 days prior to the meeting, extended by the length of the
registration period
		Management	For	For
17.	Amendment to section 15 of the Articles of Association in respect of the authorization of the Company to transmit the shareholders' meeting by audiovisual means	Management	For	For
18.	Amendment to section 16 of the Articles of Association in respect of participation in the shareholders' meeting by electronic means	Management	For	For
19.	Amendment to section 16 of the Articles of Association in respect of absentee voting at the shareholders' meeting	Management	For	For

COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS
MEETING. A LINK TO THE COUNTER P-ROPOSAL
INFORMATION IS AVAILABLE IN THE MATERIAL URL
SECTION OF THE APPLICATIO-N. IF YOU WISH TO ACT ON
THESE ITEMS, YOU WILL NEED TO REQUEST A MEETING
ATTEN-D AND VOTE YOUR SHARES AT THE COMPANYS
MEETING.
Non-Voting

GDF SUEZ, PARIS
Security	F42768105	Meeting Type		MIX
Ticker Symbol		Meeting Date	03-May-2010
ISIN	FR0010208488	Agenda		702370672 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 668601 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.     The followin-g applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions will-be
forwarded to the Global Custodians that have become Registered
Intermediar-ies, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Gl-obal Custodian will sign the Proxy
Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
Non-Voting
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLIC-KING ON THE MATERIAL URL LINK: https://balo.journal- officiel.gouv.fr/pdf/2010/-0412/201004121001137.pdf	Non-Voting
O.1	Approve the transactions and the annual financial statements for the FY 2009	Management	For	For
O.2	Approve the consolidated financial statements for the FY 2009	Management	For	For
O.3	Approve the allocation of income for the FYE on 31 DEC 2009 and setting of the dividend	Management	For	For
O.4	Approve the regulated agreements pursuant to Article L.225-38 of the Commercial Code	Management	For	For
O.5	Authorize the Board of Directors to operate on the Company's shares	Management	For	For
E.6
Authorize the Board of Directors to decide, with preferential subscription rights, i) to issue common shares and/or any
securities giving access to the Company's capital and/or the
Company's subsidiaries, and/or ii) to issue securities entitling to allocation of debt securities
		Management	For	For
E.7
Authorize the Board of Directors to decide, with cancellation of preferential subscription rights, i) to issue common shares and/or any securities giving access to the Company's capital and/or the
Company's subsidiaries, and/or ii) to issue securities entitling to allocation of debt securities
		Management	For	For
E.8
Authorize the Board of Directors to decide to issue common
shares or various securities with cancellation of preferential subscription rights, as part of an offer pursuant to Article L. 411-2
II of the Monetary and Financial Code
		Management	For	For
E.9
Authorize the Board of Directors to increase the number of
securities to be issued in the event of issuances of securities with or without preferential subscription rights carried out under the 6th,
7th and 8th resolutions
		Management	For	For
E.10
Authorize the Board of Directors to carry out the issuance of common shares and/or various securities as remuneration for the contribution of securities granted to the Company within the limit of 10% of the share capital
		Management	For	For
E.11
Authorize the Board of Directors to decide to increase the share capital by issuing shares, with cancellation of preferential subscription rights in favor of the employees who are Members of
GDF SUEZ Group' Saving Plans
		Management	For	For
E.12
Authorize the Board of Directors to decide to increase the share capital, with cancellation of preferential subscription rights, in favor of any entities whose exclusive purpose is to subscribe, own and transfer GDF SUEZ shares or other financial instruments as part of the implementation of one of the multiple formulas of the international Employee Savings Plan of GDF SUEZ Group
		Management	For	For
E.13	Approve the overall limitation of the delegations concerning the capital increase, immediate and/or at term	Management	For	For
E.14	Authorize the Board of Directors to decide to increase the share capital by incorporation of premiums, reserves, profits or others	Management	For	For
E.15	Authorize the Board of Directors to reduce the capital by cancellation of treasury shares	Management	For	For
E.16	Authorize the Board of Directors to subscribe or purchase the Company's shares in favor of the employees and/or Company's officers and/or Group subsidiaries	Management	For	For
E.17	Authorize the Board of Directors to carry out the free allocation of shares in favor of the employees and/or Company's officers and/or Group subsidiaries	Management	For	For
E.18	Powers to carry out the decisions of the General Meeting and for the formalities	Management	For	For
A.
PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER
PROPOSAL: Approve in order to limit the use of debts while
increasing the investment capacity of the Group, including
research & development and infrastructure, the general meeting decides concerning the dividend proposed in the 3rd resolution, that the amount of the dividends paid for the FY 2009 is set at
EUR 0.80 per share, including the interim dividend of EUR 0.80 per share already paid on 18 DEC 2009
		Shareholder	Against	For

LINDE AG
Security	D50348107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	04-May-2010
ISIN	DE0006483001	Agenda		702303570 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS 13 APR 2010 , WHEREA-S THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. TH-IS IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
G-ERMAN LAW. THANK YOU
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY wit-hin the report of the supervisory Board, the group financial statements and an-nual report, and the report pursuant to
Section 289(4) and 315(4) of the Germa-n Commercial Code
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
887,319,283.44 as follows: payment of a dividend of EUR 1.80 per share; EUR 583,286,510.64 shall be allotted to the other revenue reserves; ex-dividend and payable date: 05 MAY 2010
		Management	For	For
3.	Ratification of the acts of the Board of Managing Directors	Management	For	For
4.	Ratification of the acts of the Supervisory Board	Management	For	For
5.	Ratification of the compensation system for the Board of Managing Directors based on the current level of remuneration	Management	For	For
6.	Appointment of KPMG AC, Berlin as the Auditors for the 2010 FY	Management	For	For
7.
Authorization to acquire own shares. The Company shall be
authorized to acquire own shares of up to 10% of its share capital, at prices not deviating more than 10% from their market price, on or before 03 MAY 2015; the Board of Managing Directors' shall be authorized to dispose of the shares in a manner other than the stock exchange or a rights offering it the shares are sold at a price not materially below their market price, to use the shares for acquisition purposes or for the fulfillment of option or conversion rights, and to retire the shares
		Management	For	For
8.
Resolution on the renewal of the authorized capital, and the corresponding amendments to the Articles of Association; the authorization to increase the share capital by up to EUR
80,000,000 on or before 07 JUN 2010, shall be revoked; the
Board of Managing Directors shall be authorizes, with the consent of the supervisory Board, to increase the share capital by up to
EUR 20,000,000 through the issue of new bearer shares against
		Management	For	For

payment in cash and/or kind, on or before 03 MAY 2015
[authorized capital I]; shareholders shall be granted subscription rights, except for residual amounts, for the granting of such rights to holders of previously issued conversion and option rights, for the issue of employee shares of up to EUR 3,500,000, for the issue of shares against payment in kind, and for the issue of shares at a price not materially below their market price

9.
Resolution on the revision of the authorization to issue convertible and/or warrant bonds, and the corresponding amendments to the
Articles of Association; the authorization to issue convertible and/or warrant bonds granted on 08 JUN 2005 and 03 JUN 2008
shall both be revoked, along with the corresponding contingent capital, the Board of Managing Directors' shall be authorized, with the consent of the Supervisory Board to issue bonds of up to EUR
2,500,000,000 conferring a conversion or option right for new shares of the company, on or before 03 MAY 2015, shareholders shall be granted subscription rights, except insofar as the bonds are issued at a price not materially below their theoretical market value, for residual amounts, and in order to grant subscription rights to holders of convertible and option rights; the share capital shall be increased accordingly by up to EUR 85,000,000 through the issue of up to 33,203,125 new bearer shares insofar as
convertible and/or option rights are exercised [2010 contingent capital]
		Management	For	For
10.
Amendments to the rights directive implementation act [ARUG]: 1)
Section 12.2 shall be amended in respect of the shareholders'
meeting being announced at least 30 days prior to the deadline for registration for attendance at the meeting; 2) Section 12.3 shall be revised in respect of registration for attendance at the
shareholders' meeting reaching the Company at least six days in advance; 3) Section 12.4 shall be revised in respect of
participation in and voting at shareholders' meeting being
contingent upon provision of proof of shareholding as per the 21st day prior to the meeting; 4) Section 12.5 and 12.6 shall be
amended in respect of shareholders being able to vote at
shareholders' meeting by way of electronic communication or by absentee ballot; 5) Section 12.7 shall be amended in respect of shareholders issuing proxy voting instructions in textual form; 6)
the title of Section 12 shall be amended to reflect the above mentioned changes; 7) Section 14.4 shall be amended in respect of the Company being authorized to transmit the shareholders'
meeting by audiovisual means
		Management	For	For

CARREFOUR SA, PARIS
Security	F13923119	Meeting Type		MIX
Ticker Symbol		Meeting Date	04-May-2010
ISIN	FR0000120172	Agenda		702319698 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0329/201003291000913.pdf	Non-Voting
O.1	Approve the financial statements	Management	For	For
O.2	Approve the consolidated financial statements	Management	For	For
O.3	Approve pursuant to Article L.225-42-1 of the Commercial Code	Management	For	For
O.4	Approve pursuant to Article L.225-42-1 of the Commercial Code	Management	For	For
O.5	Approve the allocation of income and setting of the dividend	Management	For	For
O.6	Approve to renew Mrs. Anne-Claire Taittinger's term as a Board Member	Management	For	For
O.7	Approve to renew Mr. Sebastien Bazin's term as a Board Member	Management	For	For
O.8	Approve to renew Mr. Thierry Breton's term as a Board Member	Management	For	For
O.9	Approve to renew Mr. Charles Edelstenne's term as a Board Member	Management	For	For
O.10	Authorize the Board of Directors to operate on the Company's shares	Management	For	For
E.11	Authorize the Board of Directors to reduce the share capital	Management	For	For
E.12	Authorize the Board of Directors to grant options to purchase shares of the Company in favor of the Employees or Officers of the Company or its Subsidiaries	Management	For	For
E.13	Authorize the Board of Directors to carry out free allocations of shares with or without performance conditions, in favor of the Employees or Corporate Officers of the Company or its Subsidiaries	Management	For	For

SECURITAS AB, STOCKHOLM
Security	W7912C118	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	04-May-2010
ISIN	SE0000163594	Agenda		702326100 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
-	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID-VOTE OPTION. THANK YOU	Non-Voting
1	Opening of the meeting	Non-Voting
2	Election of Melker Schorling as the Chairman of the meeting	Management	For	For
3	Approve the voting list	Management	For	For
4	Approve the agenda	Management	For	For
5	Election of 1 or 2 person(s) to approve the minutes	Management	For	For
6	Approve to determine the compliance with the rules of convocation	Management	For	For
7	Approve the President's report	Management	For	For
8.A	Presentation of the annual report and the Auditor's report and the- consolidated financial statements and the Group Auditor's report	Non-Voting
8.B	Presentation of the statement by the Auditor on the compliance with the-guidelines for remuneration to management applicable since the last AGM	Non-Voting
8.C	Presentation of the Board's proposal for appropriation of the Company's-profit and the Board's motivated statement thereon	Non-Voting
9.A	Adopt the statement of income and the balance sheet and the consolidated statement of income and the consolidated balance sheet as per 31 DEC 2009	Management	For	For
9.B	Declare a dividend of SEK 3 per share; the dividend is expected to be distributed by Euroclear Sweden AB starting 12 MAY 2010	Management	For	For
9.C	Approve the record date for the dividend as 07 MAY 2010	Management	For	For
9.D	Grant discharge to the Board of Directors and the President from liability for the FY 2009	Management	For	For
10	Approve to determine the number of Board Members to 9, without Deputy Members	Management	For	For
11
Approve that the fees to the Board Members for the period up to and including the AGM 2011 shall amount to SEK 4,875,000 in
total (including fees for committee work) to be distributed between the Board Members as follows: the Chairman of the Board shall receive SEK 1,000,000, the Deputy Chairman shall receive SEK
725,000 and each of the other Board Members, except the
President, shall receive SEK 450,000; as consideration for the
Committee work, the Chairman of the Audit Committee shall
receive SEK 200,000, the Chairman of the Remuneration
Committee shall receive SEK 100,000, the Members of the Audit
Committee each SEK 100,000 and the Members of the
Remuneration Committee each SEK 50,000
		Management	For	For
12
Re-elect Fredrik Cappelen, Carl Douglas, Marie Ehrling, Annika
Falkengren, Stuart E. Graham, Alf Goransson, Fredrik
Palmstierna, Melker Schorling and Sofia Schorling-Hogberg, as
the Board Members, for the period up to and including the AGM
2011, with Melker Schorling as the Chairman of the Board
		Management	For	For
13
PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL:
re-elect Gustaf Douglas (Investment AB Latour, etc.), Marianne
Nilsson (Swedbank Robur Fonder), Per-Erik Mohlin (SEB
Fonder/SEB Trygg Liv) and Mikael Ekdahl (Melker Schorling AB)
and elect Lars Rosen (Lansforsakringar) as the Members of the
Nomination Committee; and elect Gustaf Douglas as the
Chairman of the Nomination Committee
		Shareholder	Against	For
14	Approve the guidelines for the remuneration to the Management	Management	For	For
15.A	Approve the implementation of a share and cash bonus scheme in accordance with the specified main principles (the "Incentive Scheme")	Management	For	For
15B.1
Authorize the Board, in order to enable the delivery of Bonus
Shares in accordance with the Incentive Scheme, on one or
several occasions, until the AGM 2011, for the acquisition of treasury shares of Series B; acquisition of shares shall take place on the NASDAQ OMX Stockholm Exchange at a price within the
price interval that may be registered at any given time, referring to the interval between the highest purchase price and the lowest selling price; a maximum of 2,000,000 shares (estimated based on historical actual bonus payments and adjusted to the present number of bonus eligible managers and an estimated share price of SEK 77) may be acquired to secure the delivery of Bonus
Shares
		Management	For	For
15B.2
Approve, in order to enable the delivery of Bonus Shares in
accordance with the Incentive Scheme, the transfer of a maximum of 2,000,000 Securitas shares of series B (corresponding to the repurchased shares under (i) above); the right to acquire shares shall accrue to participants in the Incentive Scheme, with a right to acquire the maximum number of shares according to the terms of the Incentive Scheme; the transfer of shares shall take place free of charge and shall be executed as soon as reasonably possible following the entitlement of the participants to receive Bonus
Shares under the Incentive Scheme; in the event the maximum
amount of treasury shares set forth in this item (b) CONTD
		Management	For	For
-
CONTD is insufficient to cover the amount of shares required for delivery of-Bonus Shares to participants of the Incentive Scheme,
Securitas shall be-entitled to either pay an amount corresponding to such failing number of-shares in cash in connection with
payment of the cash bonus in accordance-with a (i) above, or take such further hedging measures as are necessary to-enable the delivery of all Bonus Shares
Non-Voting
15B.3
Approve, in case the requisite majority is not achieved as regards the resolution on items (i) - (ii) above, that the financial exposure of the Incentive Scheme be hedged by the entry of Securitas into a share swap agreement with a third party, whereby the third party in its own name shall acquire and transfer shares in the Company to employees participating in the Scheme; the cost for the swap will not exceed 0.3% on the share purchase cost which would
correspond to SEK 462,000 assuming a purchase of 2,000,000
shares at SEK 77
		Management	For	For
16	Closing of the Meeting	Non-Voting

SANDVIK AB, SANDVIKEN
Security	W74857165	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	04-May-2010
ISIN	SE0000667891	Agenda		702333650 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
-	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID-VOTE OPTION. THANK YOU	Non-Voting
1	Opening of the Meeting	Non-Voting
2	Election of Attorney Sven Unger as a Chairman of the Meeting	Management	For	For
3	Approve the preparation and approval of the voting list	Management	For	For
4	Election of one or two persons to countersign the minutes	Management	For	For
5	Approve the agenda	Management	For	For
6	Approve the examination of whether the meeting has been duly convened	Management	For	For
7	Presentation of the annual report, the Auditor's report and the group-accounts and the Auditors report for the group	Non-Voting
8	Approve the speech by the President	Management	For	For
9	Approve the resolution in respect of adoption of the profit and loss account, the balance sheet, the consolidated profit and loss account and the consolidated balance sheet	Management	For	For
10	Approve the resolution in respect of discharge from liability of the Board Members and the President for the period to which the accounts relate	Management	For	For
11
Approve a dividend of SEK 1 per share; 07 MAY 2010 is as the record day; if the meeting approves this proposal, it is estimated that the dividend payments will be distributed by Euroclear
Sweden AB on 12 MAY 2010
		Management	For	For
12	Approve the determination of eight Board Members and no Deputy Members	Management	For	For
13	Approve the determination of fees to the Board of Directors and the Auditor as specified	Management	For	For
14	Election of Lars Westerberg as a new Board Member and re- election of Board	Management	For	For
15
Approve that the Company is to have a Nomination Committee
comprised of one representative from each of the four largest shareholders in terms of votes and the Chairman of the Board of
Directors  convener ; the Nomination Committee has, in addition, the possibility to call in one co-opted Member to the Nomination
Committee from the Board Members if required; at the formation of the Nomination Committee, the shareholding in the Company, based on information from Euroclear Sweden AB on the last
banking day of August 2010, is to determine the largest
shareholders in terms of votes; the composition of the Nomination
Committee is to be announced as soon as it is appointed; the
Chairman of the Nomination Committee is CONTD.
		Management	For	For
-
CONTD. to be the Member representing the largest shareholder in terms of-votes; the mandate period of the Nomination Committee is until the-composition of the next Nomination Committee is completed; the Nomination-Committee is to prepare proposals for the Chairman of the Meeting, the number-of Board Members,
remuneration to each of the Board Members and Auditor, the-
composition of the Board of Directors and Chairman of the Board
of Directors,-the number of Auditors and election of Auditors, and also regarding the-appointment of a Nomination Committee for the
AGM 2012 and its assignment; in-the event that a Member leaves the Nomination Committee prior to the work of-the Committee
being completed, a representative from the same shareholder
may-replace the leaving member, if deemed necessary by the
Nomination Committee-CONTD.
Non-Voting
-
CONTD. in the event that a shareholder represented in the
Nomination-Committee significantly has reduced its holding of shares in the Company, the-Member may resign and, if deemed
appropriate by the Nomination Committee, a-representative from the shareholder next in line in terms of size may be-provided an opportunity to enter; if the shareholding in the Company is-
otherwise significantly changed before the Nomination
Committee's work is-completed, a change in the composition of the Nomination Committee may take-place, to the extent that the
Nomination Committee deems appropriate; and the-Company is to be able to pay reasonable costs connected to the work of the-
Nomination Committee; the Committee is not to receive any fees
Non-Voting
16
Approve the guidelines for remuneration to Executive
Management formulated to ensure that the Sandvik Group from a global perspective can offer market level and competitive
remuneration that attracts and retains qualified employees in
Sandvik's Group Executive Management as specified
		Management	For	For
17	Closing of the Meeting	Non-Voting

RANDGOLD RES LTD
Security	G73740113	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	04-May-2010
ISIN	GB00B01C3S32	Agenda		702349134 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the Company's financial statements for the YE 31 DEC 2009 and the reports of the Directors and the Auditors thereon	Management	For	For
2	Election of Kadri Dagdelen as a Non-Executive Director, in accordance with	Management	For	For
3	Re-elect Philippe Lietard as a Non-Executive Director, who retires in accordance with the Articles of Association	Management	For	For
4	Re-elect Robert Israel as a Non-Executive Director, who retires in accordance with the Articles of Association	Management	For	For
5	Re-elect Norborne Cole Jr., as a Non-Executive Director, who retires in accordance with the Articles of Association	Management	For	For
6	Re-elect Karl Voltaire as a Non-Executive Director, who retires in accordance with the Articles of Association	Management	For	For
7	Receive and adopt the report of the Remuneration Committee	Management	For	For
8	Approve the fees payable to the Directors as specified	Management	For	For
9	Re-appoint BDO LLP as the Auditors of the Company	Management	For	For
S.10A
Amend the Memorandum of Association of the Company, in
accordance with Article 38(1) (a) of the Companies (Jersey) Law
1991 ("the Law") such that the authorized share capital of the
Company to increase from USD 5,000,000 TO USD 6,000,000 by
the creation of an additional 20,000,000 ordinary shares of USD
0.05 ranking pari passu with the ordinary shares of USD 0.05 and having the rights and obligations set out in the existing Articles of
Association of the Company
		Management	For	For
S.10B	Amend Paragraph 4 of the Company's Memorandum of Association as specified	Management	For	For
S.10C	Amend Article 4.1 of the Company's Articles of Association as specified	Management	For	For

NEDBANK GROUP LTD
Security	S5518R104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	04-May-2010
ISIN	ZAE000004875	Agenda		702372385 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the annual financial statements of the Company for the FYE 31 DEC 2009	Management	For	For
2
Approve the note the interim dividend declare by the Board of
Directors on 04 AUG 2009 of 1,93210 shares for every 100
Nedbank Group shares held to those members who elected [or
were deemed to have elected] the capitalization award and 2.10 cents per ordinary share to those members who did not elect to receive capitalization shares, and the final dividend of a number of
Nedbank Group shares, to be determined in terms of the
capitalization award ratio, for every 100 Nedbank Group shares held to those members who elected [or were deemed to have
elected] the capitalization award and 2.30 cents per ordinary share to those members who did not elect to receive capitalization shares, as declared by the Board of Directors on 24 FEB 2010
		Management	For	For
3.1	Re-elect Mr. CJW Ball as a Director, who retires by rotation in terms of the Company's Articles of Association	Management	For	For
3.2	Re-elect Ms TCP Chikane as a Director, who retires by rotation in terms of the Company's Articles of Association	Management	For	For
4.1	Election of Mr. GW Dempster as a Board of Director during the year, who retire in terms of the Company's Articles of Association	Management	For	For
4.2	Election of Mr. DI Hope as a Board of Director during the year, who retire in terms of the Company's Articles of Association	Management	For	For
4.3	Election of Ms. We Lucas-Bull as a Board of Director during the year, who retire in terms of the Company's Articles of Association	Management	For	For
4.4	Election of Mr. PJ Moleketi as a Board of Director during the year, who retire in terms of the Company's Articles of Association	Management	For	For
4.5	Election of Ms. RK Morathi as a Board of Director during the year, who retire in terms of the Company's Articles of Association	Management	For	For
4.6	Election of Mr. JVF Roberts as a Board of Director during the year, who retire in terms of the Company's Articles of Association	Management	For	For
4.7	Election of Mr. MI Wyman as a Board of Director during the year, who retire in terms of the Company's Articles of Association	Management	For	For
5
Re-appoint Deloittee & Touche [with the designated Auditor
currently being MR D Shipp] and KPMG Incorporation [with the designated Auditor currently being MS TA Middlemiss], as joint
Auditors, to hold office from the conclusion of the 43rd AGM until the conclusion of the next AGM of Nedbank Group
		Management	For	For
6	Authorize the Nedbank Group Audit Committee to determine the remuneration of the Company's Auditors and the Auditors terms of engagement	Management	For	For
7.O.1
Authorize the Director to place, but unissued, ordinary shares in the capital of the Nedbank Group under the control of the
Directors to allot and issue these shares on such terms and
conditions and at such times as they deem fit, subject to the provisions of the Companies Act, 61 of 1973, as amended the
banks Act, 94 of 1990, as amended, and the JSE limited listing requirements; the issuing of shares granted under this authority
		Management	For	For

will be limited to Nedbank Group's existing contractual obligations to issue shares, including for the purposes of Nedbank Group's
BEE transaction approved in 2005 and the NedNambia BEE
transaction approved in 2006, any scrip dividend and/or
capitalization share award, and shares required to be issued for the purpose of carrying out the terms of the Nedbank Group share incentive schemes

8.O.2
Amend the existing rules of the Nedbank Group [2005] share
option, matched share and restricted share scheme be rescinded and replaced with the revised rules of the Nedbank Group [2005]
share option, matched share and restricted share scheme, a copy of which rules has been signed by the Chairman for the purposes of identification and is tabled at the meeting
		Management	For	For
9.O.3
Amend the existing rules of the NedNamibia Holdings long term incentive scheme be rescinded and replaced with the revised
rules of the NedNamibia Holdings long term incentive scheme, a copy of which rules has been signed by the Chairman for
purposes of identification and is tabled at the meeting
		Management	For	For
10.O4
Appoint the members of the Nedbank Group Audit Committee in
accordance with the recommendation of King III; the membership as proposed by the Board of Directors is Mr. CJW Ball [Chairman],
Ms. TCP Chikane, Mr. PJ Moleketi, Ms. Mnxasana and Mr. MI
Wyman, all of whom are independent non-executive Directors
		Management	For	For
11.O5	Approve a non-binding advisory vote, the Company's remuneration policy and its implementation, as set out in the remuneration report contained in the annual financial statements	Management	For	For
12.O6	Approve the remuneration paid to executive Directors in accordance with the Company's remuneration policy, as set out in the remuneration report contained in the annual financial statements	Management	For	For
13.O7	Approve the Non-Executive Directors' fees as specified	Management	For	For
14.S1
Authorize the Company, in terms of a general authority
contemplated in Sections 85(2), 85(3) and 89 of the Companies
Act, 61 of 1973, as amended (the Act), to acquire the Company's issued shares from time to time on such terms and conditions and in such amounts as the Directors of the Company may from time to time decide, but always subject to the approval, to the extent required, of the Registrar of Banks, the provisions of the Act, the
Banks Act, 94 of 1990, as amended, and the JSE Limited (the
JSE) Listings Requirements, subject to the following limitations, this general authority shall be valid only until the Company's next
AGM, provided that it shall not extend beyond 15 months from the date of the passing of this special resolution and the acquisitions of ordinary shares in the aggregate in any 1 FY shall not exceed
10 % of the Company's issued ordinary share capital of that class in any 1 FY
		Management	For	For

L'AIR LIQUIDE, PARIS
Security	F01764103	Meeting Type		MIX
Ticker Symbol		Meeting Date	05-May-2010
ISIN	FR0000120073	Agenda		702248851 - Management
Item	Proposal	Type	Vote	For/Against Management
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0217/201002171000336.pdf	Non-Voting
O.1	Approve the accounts for FY 2009	Management	For	For
O.2	Approve the consolidated accounts for FY 2009	Management	For	For
O.3	Approve the allocation of the result for FY 2009: setting of the dividend	Management	For	For
O.4	Authorize the Board of Directors for 18 months to enable the Company to Trade in its own share	Management	For	For
O.5	Approve the renewal of Mrs. Beatrice Majnoni D'intignano's appointment as a Director)	Management	For	For
O.6	Approve the renewal of Mr. Benoit Potier's appointment as a Director	Management	For	For
O.7	Approve the renewal of Mr. Paul Skinner's appointment as a Director	Management	For	For
O.8	Appointment of Mr. Jean-Paul Agon as a Director	Management	For	For
O.9	Approve the agreements regulated by Articles L.225-38 et seq. of the Code De Commerce and of the special report by the statutory Auditors regarding Mr. Benoit Potier	Management	For	For
O.10	Approve the agreements regulated by Articles L.225-38 et seq. of the Code De Commerce and of the special report by the statutory Auditors regarding Mr. Pierre Dufour	Management	For	For
O.11	Appointment of Ernst & Young and other Statutory Auditor	Management	For	For
O.12	Appointment of the renewal of Mazars' appointment as the Statutory Auditor	Management	For	For
O.13	Appointment of Auditex as stand-by Auditor	Management	For	For
O.14	Approve the renewal of Mr. Patrick De Cambourg's appointment as stand-by Auditor	Management	For	For
E.15	Authorize the Board of Directors for 2 years to reduce the authorized capital by cancelling shares held by the Company itself	Management	For	For
E.16	Authorize the Board of Directors for 38 months to grant to Employees and/or Executive Directors options to subscribe to or purchase shares	Management	For	For
E.17	Authorize the Board of Directors for 38 months to award existing shares or to issue shares to Employees and/or Executive Directors of the group or to some of them	Management	For	For
E.18	Authorize the Board of Directors for 18 months to issue share subscription warrants free of charge in the event of a public offer on the Company	Management	For	For
E.19
Authorize the Board of Directors for 26 months to increase the authorised capital by incorporation of bonuses, reserves, profits or other funds in order to award free shares to shareholders and/or increase the face value of existing shares, up to a maximum
amount of 250 million euros
		Management	For	For
E.20	Authorize the Board of Directors for 26 months to make capital increases reserved for Members of a Corporate or Group Personal Equity Plan	Management	For	For
E.21	Authorize the Board of Directors for 18 months to make capital increases reserved for one category of beneficiaries	Management	For	For
E.22	Grant powers for the formalities	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN TEXT OF RESOLUTION 11. IF-YOU HAVE ALREADY SENT
IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
FORM UNL-ESS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

METRO AG, DUESSELDORF
Security	D53968125	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	05-May-2010
ISIN	DE0007257503	Agenda		702310272 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS 14 APR 2010, WHEREAS-THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
GE-RMAN LAW. THANK YOU
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY with the report of the Supervisory Board, the group
financial statements, the group annual report, and the reports pursuant to Sections 289[4], 289[5] and 315[4] of the German
Commercial Code Resolution on the appropriation of the
distributable profit of EUR 40 9,833,053.79 as follows: payment of a dividend of EUR 1.18 per ordinary share Payment of a dividend of EUR 1.298 per preference share EUR 23,90 7,769.59 shall be carried forward Ex -dividend and payable date: 06 MAY 2010
		Management	For	For
2.	Ratification of the acts of the Board of Managing Directors	Management	For	For
3.	Ratification of the acts of the Supervisory Board	Management	For	For
4.	Approval of the remuneration system for the members of the Board of Managing Directors	Management	For	For
5.	Appointment of Auditors for the 2010 FY: KPMG AG, Berlin	Management	For	For
6.	Election of Juergen Kluge to the Supervisory Board	Management	For	For
7.
Authorization to acquire own shares, the Company shall be
authorized to acquire own shares of up to 10% of its share capital, at prices not differing more than 10% from the market price of the shares, on or before 04 MAY 2015, the Board of Managing
Directors shall be authorized to float the shares o n foreign stock exchanges, to use t he shares for mergers and acquisitions, to retire the shares, to dispose of the shares in a manner other than the stock exchange or an offer to all shareholders if the shares are sold at a price not materially below their market price, and to offer the shares to holders of conversion and option rights
		Management	For	For
8.
Resolution on the authorization to issue convertible and/or warrant bonds, the creation of contingent capital, and the corresponding amendment to the Articles of Association, the current
authorizations I and II given by the shareholders meeting of 13
MAY 2009, to issue convertible and/or warrant bonds shall be revoked, the Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to issue bearer bonds of up to EUR 1,500,000,000 and conferring conversion and/or
		Management	For	For

option rights f or shares of the Company, on or before 04 MAY
2015, Shareholders shall be granted subscription rights except for residual amounts, for the g ranting of such right to holders of conversion or option rights, and for the issue of bonds conferring conversion and/or option rights for s hares of the Company of up to 10% of the share capital at a price not materially below their theoretical market value, the Company's share capital shall be increased accordingly by up to EUR 127,825,000 through the
issue of up to 50,000,000 new ordinary shares, insofar as con version and/or option rights are exercised [contingent capital I], the current contingent capital II shall be revoked

9.
Amendment to Section 13 of the Articles of Association in respect of the members of the nomination Committee only receiving a n annual remuneration for Membership in the committee if at least two committee meetings were held within the corresponding FY
		Management	For	For
10.
Amendment to Sections 15 and 16 o f the Articles of Association
in respect of the shareholders meeting being convened at least 36 days prior to the meeting, and in respect o f shareholders being entitled to participate in and vote at the shareholders meeting if they register with the Company by the sixth day prior to the meeting and provide evidence of their shareholding as per the statutory record date
		Management	For	For
11.	Amendment to Section 18 of the Articles of Association in respect of proxy voting instructions being issued in written form or in another manner determined by the Company	Management	For	For
12.
Amendments to Sections 16 and 17 of the Articles of Association
in respect of the Board of Managing Directors being authorized to permit the shareholders to participate in the shareholders meeting
b y the use of electronic means of communication, and in respect of the Board of Managing Directors being authorized to permit the audiovisual transmission o f the shareholders meeting
		Management	For	For
13.	Amendment to Section 18 of the articles of Association in respect of the Board of Managing Directors being authorized to permit absentee voting at shareholders meetings	Management	For	For
14.	Amendment to Section 8 of the Articles of Association in respect of the Supervisory Board electing the Chairman and the Deputy Chairman of the Board from among its members	Management	For	For
15.
Amendment to Section 12 of the Articles of Association in respect of the second sentence of the second paragraph being deleted due to statutory adjustments to the provisions governing the
Supervisory Board's authority to receive declarations of intent
		Management	For	For

COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS
MEETING. A LINK TO THE COUNTER P-ROPOSAL
INFORMATION IS AVAILABLE IN THE MATERIAL URL
SECTION OF THE APPLICATIO-N. IF YOU WISH TO ACT ON
THESE ITEMS, YOU WILL NEED TO REQUEST A MEETING
ATTEN-D AND VOTE YOUR SHARES AT THE COMPANYS
MEETING.
Non-Voting

ALLIANZ SE, MUENCHEN
Security	D03080112	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	05-May-2010
ISIN	DE0008404005	Agenda		702315133 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS USUAL
THANK YOU
Non-Voting

The registration for the General Meeting of Shareholders does not result in th-e shares being blocked. Please contact the relationship manager of your deposi-tary bank to clarify variant procedures in the German market.
Non-Voting
1.
Presentation of the approved Annual Financial Statements and the approved Cons-olidated Financial Statements as at December
31, 2009, and of the Management R-eports for Allianz SE and for the Group, the Explanatory Reports on the inform-ation pursuant to Paragraph 289 (4), Paragraph 315 (4) and Paragraph 289 (5) o-
f the German Commercial Code (Handelsgesetzbuch) as well as
the Report of the-Supervisory Board for the fiscal year 2009
Non-Voting
2.	Appropriation of net earnings	Management	For	For
3.	Approval of the actions of the members of the Management Board	Management	For	For
4.	Approval of the actions of the members of the Supervisory Board	Management	For	For
5.	By-election to the Supervisory Board	Management	For	For
6.	Approval of the remuneration system for the Management Board members of Allianz SE	Management	For	For
7.	Creation of an Authorized Capital 2010/I, cancellation of the Authorized Capital 2006/I and corresponding amendment to the Statutes	Management	For	For
8.	Creation of an Authorized Capital 2010/II for the issuance of shares to employees, cancellation of the Authorized Capital 2006/II and corresponding amendment to the Statutes	Management	For	For
9.
Approval of a new authorization to issue bonds carrying
conversion and/or option rights as well as convertible participation rights, creation of a Conditional Capital 2010, cancellation of the current authorization to issue bonds carrying conversion and/or option rights, cancellation of the Conditional Capital 2006 and corresponding amendment to the Statutes
		Management	For	For
10.	Authorization to acquire treasury shares for trading purposes	Management	For	For
11.	Authorization to acquire and utilize treasury shares for other purposes	Management	For	For
12.	Authorization to use derivatives in connection with the acquisition of treasury shares pursuant to Paragraph 71 (1) no. 8 of the German Stock Corporation Act (Aktiengesetz)	Management	For	For
13.	Approval of control and profit transfer agreement between Allianz SE and Allianz Common Applications and Services GmbH	Management	For	For
14.	Approval of control and profit transfer agreement between Allianz SE and AZ-Argos 45 Vermoegensverwaltungsgesellschaft mbH	Management	For	For

CRH PLC
Security	G25508105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	05-May-2010
ISIN	IE0001827041	Agenda		702347192 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve to consider the Company s financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2009	Management	For	For
2	Approve to declare a dividend on the ordinary shares	Management	For	For
3	Approve the report on Directors remuneration for the YE 31 DEC 2009	Management	For	For
4.1	Re-election of Mr. U-H Felcht as a Director	Management	For	For
4.2	Re-election of Mr. DN O'Connor as a Director	Management	For	For
4.3	Re-election of Mr. WI O'Mahony as a Director	Management	For	For
4.4	Re-election of Mr. JW Kennedy as a Director	Management	For	For
5	Authorize the Directors to fix the remuneration of the Auditors	Management	For	For
S.6
Authorize the Directors, accordance with the powers, provisions and limitations of Article 11  e  of the Articles of Association of the
Company, be and they are hereby empowered to allot equity
securities for cash and in respect of sub-paragraph, thereof up to an aggregate nominal value of EUR 11,868,000; this authority shall expire at the close of the business on the earlier of the date of the AGM in 2011 or 04 AUG 2011
		Management	For	For
S.7
Authorize the Company to purchase ordinary shares on the
market  as defined in section 212 of the Companies Act, 1990 , in the manner provided for in Article 8A of the Articles of Association of the Company up to a maximum of 10% of the ordinary shares in issue at the date of the passing of this resolution; this authority shall expire at the close of the business on the earlier of the date of the AGM in 2011 or 04 AUG 2011
		Management	For	For
S.8
Authorize the Company to re-issue treasury shares  as defined in section 212 of the Companies Act, 1990 , in the manner provided for in Article 8A of the Articles of Association of the Company; this authority shall expire at the close of the business on the earlier of the date of the AGM in 2011 or 4 AUG 2011
		Management	For	For
9
Approve to resolved that the provision in Article 60 a  of the
Articles of Association of the Company allowing for the convening of EGM by at least 14 clear days notice  where such meetings are nit convened for the passing of a special resolution  shall continue to be effective
		Management	For	For
10
Authorize the Directors of the Company of share option schemes the 2010 Share Option Schemes , the principal features of which are summarized in the circular to shareholders on 31 MAR 2010 that accompanies the notice convening this meeting; i) take all such action or steps  including the making of amendments to the
2010 share option schemes and the rules thereof  as may be
necessary to obtain the approval of the relevant revenue
		Management	For	For

authorities for the said schemes; ii) establish schemes in the other jurisdictions similar in substance in the schemes but modified to take account of local tax, exchange control or securities laws in overseas territories, provided that any shares made available under any scheme will be treated as counting towards any limits on individual or overall participation in the 2010 share option schemes

11
Authorize the Directors of the Company of savings-related share option schemes  the 2010 Savings-Related Share Option
Schemes , the principal features of which are summarized in the circular to shareholders on 31 MAR 2010 that accompanies the notice convening this meeting; i) take all such action or steps including the making of amendments to the 2010 savings-related share option schemes and the rules thereof  as may be necessary to obtain the approval of the relevant revenue authorities for the said schemes; ii) establish schemes in the other jurisdictions similar in substance to the 2010 savings-related share option schemes but modified to take account of local tax, exchange
control or securities laws in overseas territories, provided that any shares made available under any such scheme will be treated as counting towards any limits on individual or overall participation in the 2010 savings-related share option schemes
		Management	For	For
S.12
Authorize the Articles of Association of the Company, deleting the definition of the Acts and replacing it with the following definition as specified; deleting Article 60 a  and replacing it with the following new Article 60  a as specified; deleting Article 61and replacing it with the following new Article 61 as specified; deleting the existing Article 70 as specified; inserting the following new
Articles 71 and 73 as specified; deleting the existing Article 72 and replacing it with the following new Article 74; the renumbering of the Articles of Association and all cross references therein to reflect the amendments provided as specified
		Management	For	For

BAE SYSTEMS PLC
Security	G06940103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	05-May-2010
ISIN	GB0002634946	Agenda		702356975 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the report and accounts	Management	For	For
2.	Approve the remuneration report	Management	For	For
3.	Approve the final dividend	Management	For	For
4.	Re-elect Michael Hartnall as a Director	Management	For	For
5.	Re-elect Sir peter Mason as a Director	Management	For	For
6.	Re-elect Richard Olver as a Director	Management	For	For
7.	Elect Paul Anderson as a Director	Management	For	For
8.	Elect Linda Hudson as a Director	Management	For	For
9.	Elect Nicholas Rose as a Director	Management	For	For
10.	Re-appointment of the Auditors	Management	For	For
11.	Approve the remuneration of the Auditors	Management	For	For
12.	Approve the political donations up to specified limits	Management	For	For
13.	Grant authority to allot issue new shares	Management	For	For
s.14	Approve the disapplication of pre-emption rights	Management	For	For
s.15	Grant authority to purchase own shares	Management	For	For
s.16	Amend the Articles of Association	Management	For	For
s.17	Approve the notice of general meetings	Management	For	For

PT BK CENT ASIA TBK
Security	Y7123P138	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	05-May-2010
ISIN	ID1000109507	Agenda		702372424 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve of the Company's annual report including the Company's financial statements and the Board of Commissioners supervision report, and grant discharge [acquit et decharge] to all members of the Board of Director and the Board of Commissioners of the
Company for their Management and Supervision during the FYE
31 DEC 2009
		Management	For	For
2	Approve the appropriation of the Company's profit for the FYE 31 DEC 2009	Management	For	For
3	Approve to determine the remuneration or honorarium and other benefits for Members of the Board of Directors and the Board of Commissioners of the Company	Management	For	For
4	Appointment of the registered public accountant to audit the Company's books for the FYE 31 DEC 2010	Management	For	For
5	Authorize the Board of Directors to pay interim dividends for the FY 2010	Management	For	For

XSTRATA PLC
Security	G9826T102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	05-May-2010
ISIN	GB0031411001	Agenda		702374935 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the annual report and financial statements of the Company, and the reports of the Directors and the Auditors thereon, for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend of USD 0.08 cents per Ordinary Share in respect of the YE 31 DEC 2009	Management	For	For
3	Approve the Directors remuneration report for the YE 31 DEC 2009	Management	For	For
4	Re-election of Mick Davis as a Director	Management	For	For
5	Re-election of David Rough as a Director	Management	For	For
6	Re-election of Sir. Steve Robson as a Director	Management	For	For
7	Re-election of Willy Strothotte as a Director	Management	For	For
8	Election of Dr. Con Fauconnier as a Director	Management	For	For
9
Re-appoint Ernst & Young LLP as the Auditors to the Company to hold office until the conclusion of the next general meeting at which accounts are laid before the Company and authorize the
Directors to determine the remuneration of the Auditors
		Management	For	For
10
Authorize the Directors, pursuant to Section 551 of the Companies
Act 2006 to: (i) allot shares in the Company, and to grant rights to subscribe for or to convert any security into shares in the
Company: (A) up to an aggregate nominal amount of USD
489,835,270; and (B) comprising equity securities (as defined in
Section 560 of the Companies Act 2006) up to an aggregate
nominal amount of USD 979,670,540 (including within such limit any shares issued or rights granted under paragraph (A) above) in connection with an offer by way of a rights issue: (I) to holders of ordinary shares in proportion (as nearly as may be practicable) to their existing holdings; and (II) to people who are holders of other equity securities if this is required by the rights of those securities or, if the Directors consider it necessary, as permitted by the rights of those securities, and so that the Directors may impose any limits or restrictions and make any arrangements which they
consider necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, legal, regulatory or practical problems in, or under, the laws of, any territory or any other matter; for a period expiring (unless previously renewed, varied or revoked by the Company in a general meeting) at the end of the next annual general meeting of the Company after the date on which this resolution is passed; and (ii) make an offer or
agreement which would or might require shares to be allotted, or rights to subscribe for or convert any security into shares to be granted, after expiry of this authority and the directors may allot shares and grant rights in pursuance of that offer or agreement as if this authority had not expired, (b) that, subject to paragraph (c)
below, all existing authorities given to the Directors pursuant to
Section 80 of the Companies Act 1985 to allot relevant securities
(as defined by the Companies Act 1985) by the passing on 05
MAY 2009 of the resolution numbered 8 as set out in the notice of
		Management	For	For

the Company's seventh AGM (the "2009 AGM Notice") be
revoked by this resolution, (c) that paragraph (b) above shall be without prejudice to the continuing authority of the directors to allot shares, or grant rights to subscribe for or convert any securities into shares, pursuant to an offer or agreement made by the
Company before the expiry of the authority pursuant to which such offer or agreement was made

S.11
Authorize the Directors, subject to the passing of Resolution 10 in the Notice of AGM and in place of the power given to them by the passing on 05 MAY 2009 of the resolution numbered 9 as set out in the 2009 AGM Notice, pursuant to Section 570 and Section 573 of the Companies Act 2006 to allot equity securities (as defined in
Section 560 of the Companies Act 2006) for cash, pursuant to the authority conferred by Resolution 10 in the Notice of AGM as if
Section 561(1) of the Companies Act 2006 did not apply to the allotment, this power: (a) expires (unless previously renewed, varied or revoked by the Company in a general meeting) at the end of the next AGM of the Company after the date on which this resolution is passed, but the Company may make an offer or
agreement which would or might require equity securities to be allotted after expiry of this power and the Directors may allot equity securities in pursuance of that offer or agreement as if this power had not expired; and (b) shall be limited to the allotment of equity securities in connection with an offer of equity securities
(but in the case of the authority granted under Resolution 10
(a)(i)(B), by way of a rights issue only): (i) to the ordinary shareholders in proportion (as nearly as may be practicable) to their existing holdings; and (ii) to people who hold other equity securities, if this is required by the rights of those securities or, if the Directors consider it necessary, as permitted by the rights of those securities, and so that the directors may impose any limits or restrictions and make any arrangements which they consider necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, legal, regulatory or practical problems in, or under the laws of, any territory or any other matter; and (c) in the case of the authority granted under Resolution 10 (a)(i)(A)
shall be limited to the allotment of equity securities for cash otherwise than pursuant to paragraph (b) up to an aggregate
nominal amount of USD 73,475,290; this power applies in relation to a sale of shares which is an allotment of equity securities by virtue of Section 560(3) of the Act as if the first paragraph of this resolution the words "pursuant to the authority conferred by
Resolution 10 in the Notice of Annual General Meeting" were
omitted
		Management	For	For
S.12	Approve that any EGM of the Company (as defined in the Company's Articles of Association as a general meeting other than an AGM) may be called on not less than 20 clear days' notice	Management	For	For
S.13
Amend, with effect from the conclusion of the meeting: (A) save for Clause 4.3 of the Company's Memorandum of Association (the
"Memorandum") which shall remain in full force and effect, the
Articles of Association of the Company by deleting the provisions of the Company's Memorandum which, by virtue of Section 28
Companies Act 2006, are to be treated as provisions of the
Company's Articles of Association; and (B) the amendments to the
Company's Articles of Association which are shown in the draft
Articles of Association labelled "A" for the purposes of
identification, the main features of which are as specified, shall become effective
		Management	For	For

COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS, MASSY
Security	F2349S108	Meeting Type		MIX
Ticker Symbol		Meeting Date	05-May-2010
ISIN	FR0000120164	Agenda		702375230 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" A-ND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting

"French Resident Shareowners must complete, sign and forward the Proxy Card di-rectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.     The followi-ng applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions wil-l be
forwarded to the Global Custodians that have become Registered
Intermedia-ries, on the Vote Deadline Date. In capacity as
Registered Intermediary, the G-lobal Custodian will sign the Proxy
Card and forward to the local custodian. I-f you are unsure
whether your Global Custodian acts as Registered Intermediary-, please contact your representative"
Non-Voting
	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLIC-KING ON THE MATERIAL URL LINK: https://balo.journal- officiel.gouv.fr/pdf/2010/-0414/201004141001201.pdf	Non-Voting

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 680110 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
O.1	Receive the reports of the Board of Directors and Statutory Auditors and approve the financial statements for the FY 2009	Management	For	For
O.2	Approve the allocation of income	Management	For	For
O.3	Approve the consolidated financial statements for the FY 2009	Management	For	For
O.4	Approve the renewal of Mr. Remi Dorval's term as Board Member	Management	For	For
0.5	Appointment of Mr. Denis Ranque as a Board Member	Management	For	For
O.6	Appointment of Mrs. Kathleen Sendall as Board Member	Management	For	For
O.7	Approve the setting of attendance allowances allocated to the Board of Directors for the FY 2010	Management	For	For
O.8	Authorize the Board of Directors to purchase shares of the Company	Management	For	For
O.9	Approve the special report of the Statutory Auditors on the Agreements pursuant to Article L.225-38 of the Commercial Code, acknowledge the terms in this report and these agreements	Management	For	For
E.10	Authorize the Board of Directors to increase the share capital by issuing shares or any other securities giving access to the capital with preferential subscription rights	Management	For	For
E.11
Authorize the Board of Directors to increase the share capital by issuing shares or any other securities giving access to the capital with cancellation of preferential subscription rights as part of a public offer
		Management	For	For
E.12
Authorize the Board of Directors to increase the share capital by issuing shares or any other securities giving access to the capital with cancellation of preferential subscription rights to be
exclusively carried through by way  of private investments
		Management	For	For
E.13
Authorize the Board of Directors to set the issue price in the event of cancellation of preferential subscription rights in accordance with the 11 and 12 resolutions, within the annual limit of 10% of the capital
		Management	For	For
E.14	Authorize the Board of Directors to increase the number of issued securities according to the 10, 11 and 12 resolutions	Management	For	For
E.15	Authorize the Board of Directors to increase the capital by incorporation of reserves, profits or premiums	Management	For	For
E.16	Authorize the Board of Directors to increase the share capital within the limit of 10% as remuneration for the contributions in kind	Management	For	For
E.17	Authorize the Board of Directors to increase the share capital by issuing shares or securities giving access to the capital of the Company in favor of members of a Company Saving Plan	Management	For	For
E.18	Authorize the Board of Directors to grant options to subscribe or purchase shares	Management	For	For
E.19	Authorize the Board of Directors for the purpose of free allocation of shares under performance conditions in favor of employees or corporate officers of the Company or its group	Management	For	For
E.20	Authorize the Board of Directors for the purpose of free allocation of shares in favors of all employees of the Company and its group	Management	For	For
E.21	Authorize the Board of Directors to reduce the share capital by cancellation of shares purchased as part of the authorization allowing the Company to repurchase its own shares	Management	For	For
E.22	Grant authority to issue securities entitling to the allotment of debt securities	Management	For	For
E.23	Grant full powers to a bearer of a copy or an extract of this minute to accomplish all necessary legal formalities of filing and publication	Management	For	For
A
PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:
concerning the duration of validity of the resolutions relating to the terms of allocation of free shares and stock options in favor of staff and corporate officers
		Shareholder	Against	For

NOKIA CORP, ESPOO
Security	X61873133	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	06-May-2010
ISIN	FI0009000681	Agenda		702230599 - Management
Item	Proposal	Type	Vote	For/Against Management

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
	PLEASE NOTE THAT ABSTAIN VOTE AT QUALIFIED MAJORITY ITEMS [2/3] WORKS AGAINST-PROPOSAL.	Non-Voting
1.	Opening of the Meeting	Non-Voting
2.	Matters of order for the Meeting	Non-Voting
3.	Election of the persons to confirm the minutes and to verify the counting of v-otes	Non-Voting
4.	Recording the legal convening of the Meeting and quorum	Non-Voting
5.	Recording the attendance at the Meeting and adoption of the list of votes	Non-Voting
6.	Presentation of the Annual Accounts 2009, the report of the Board of Directors-and the Auditor's report for the year 2009 - Review by the President and CEO	Non-Voting
7.	Adoption of the Annual Accounts	Management	For	For
8.
Resolution on the use of the profit shown on the balance sheet and the payment of dividend: the Board proposes to the AGM a dividend of EUR 0.40 per share for the FY 2009. The dividend will be paid to shareholders registered in the Register of shareholders held by Euroclear Finland Ltd on the record date, 11 MAY 2010.
The Board proposes that the dividend be paid on or about 25 May
2010.
		Management	For	For
9.	Resolution on the discharge of the Members of the Board of Directors and the President from liability	Management	For	For
10.
Resolution on the remuneration of the Members of the Board of
Directors: The Board's Corporate Governance and Nomination
Committee proposes to the AGM that the remuneration payable to the Members of the Board to be elected at the AGM for the term for a term ending at the AGM in 2011, be unchanged from 2008 and 2009 and be as follows: EUR 440,000 for the Chairman, EUR
150,000 for the Vice Chairman, and EUR 130,000 for each
Member. In addition, the Committee proposes that the Chairman of the Audit Committee and Chairman of the Personnel Committee
will each receive an additional annual fee of EUR 25,000 and other Members of the Audit Committee an additional annual fee of
EUR 10,000 each. The Corporate Governance and Nomination
Committee proposes that approximately 40% of the remuneration be paid in Nokia shares purchased from the market, which shares shall be retained until the end of the Board Membership in line with the Nokia policy [except for those shares needed to offset any costs relating to the acquisition of the shares, including taxes].
		Management	For	For
11.
Resolution on the number of Members of the Board of Directors:
Georg Ehrnrooth, Nokia Board Audit Committee Chairman since
2007 and Board Member since 2000, has informed that he will not stand for re-election. The Board's Corporate Governance and
Nomination Committee proposes to the AGM that the number of
Board Members be 10.
		Management	For	For
12.
Election of Members of the Board of Directors: The Board's
Corporate Governance and Nomination Committee proposes to
the AGM that the following current Nokia Board Members be re-
elected as Members of the Board of Directors for a term ending at the AGM in 2011: Lalita D. Gupte, Dr. Bengt Holmstrom, Prof. Dr.
Henning Kagermann, Olli-Pekka Kallasvuo, Per Karlsson, Isabel
Marey-Semper, Jorma Ollila, Dame Marjorie Scardino, Risto
Siilasmaa and Keijo Suila.
		Management	For	For
13.
Resolution on the remuneration of the Auditor: The Board's Audit
Committee proposes to the AGM that the External Auditor to be elected at the AGM be reimbursed according to the invoice of the
Auditor, and in compliance with the purchase policy approved by the Audit Committee.
		Management	For	For
14.	Election of Auditor: The Board's Audit Committee proposes to the AGM that PricewaterhouseCoopers Oy be re-elected as the Company's Auditor for the FY 2010.	Management	For	For
15.
Resolution on the amendment of the Articles of Association: The
Board proposes to the AGM the Articles of Association of the
Company to be amended as follows: Amend the provision on the object of the Company to reflect more precisely its current
business activities [Article 2]. Amend the provision on the notice of a General Meeting to the effect that the provisions on the
publication date of the notice corresponds to the amended
provisions of the Finnish Companies Act and to allow the
publication of the notice in the same manner as the other official disclosures of the Company [Article 10].
		Management	For	For
16.
Authorize the Board of Directors to resolve to repurchase the
Company's own shares: The Board proposes that the AGM
authorize the Board to resolve to repurchase a maximum of 360 million Nokia shares by using funds in the unrestricted
shareholders' equity. Repurchases will reduce funds available for distribution of profits. The shares may be repurchased in order to develop the capital structure of the Company, finance or carry out acquisitions or other arrangements, settle the Company's equity-
based incentive plans, be transferred for other purposes, or be cancelled. The shares may be repurchased either a) through a tender offer made to all the shareholders on equal terms; or b)
through public trading by repurchasing the shares in another proportion than that of the current shareholders. It is proposed that the authorization be effective until 30 JUN 2011 and terminate the corresponding authorization granted by the AGM on 23 APR
2009.
		Management	For	For
17.
Authorize the Board of Directors to resolve on the issuance of shares and special rights entitling to shares. The Board proposes that the AGM authorizes the Board to resolve to issue a maximum of 740 million shares during the validity period of the authorization through issuance of shares or special rights entitling to shares
[including stock options] under Chapter 10, Section 1 of the
Finnish Companies Act in 1 or more issues. The Board proposes that the authorization may be used to develop the Company's
capital structure, diversify the shareholder base, finance or carry out acquisitions or other arrangements, settle the Company's equity-based incentive plans, or for other purposes resolved by the Board. It is proposed that the authorization include the right for the Board to resolve on all the terms and conditions of the
		Management	For	For

issuance of shares and such special rights, including to whom shares or special rights may be issued as well as the
consideration to be paid. The authorization thereby includes the right to deviate from the shareholders' pre-emptive rights within the limits set by law. It is proposed that the authorization be effective until 30 JUN 2013 and terminate the corresponding
authorization granted by the AGM on 03 MAY 2007.

18.	Closing of the Meeting	Non-Voting

ADIDAS AG
Security	D0066B102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	06-May-2010
ISIN	DE0005003404	Agenda		702300613 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS 15 APR 2010, WHEREAS-THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
GE-RMAN LAW. THANK YOU
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY wit-h the report of the Supervisory Board, the group financial statements, the gro-up annual report, and the reports pursuant to Sections 289[4] and 315[4] of th-e German
Commercial Code
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
284,555,044.87 as follows: payment of a dividend of EUR 0.35 per no-par share EUR 211,329,379.77 shall be carried forward Ex-
dividend and payable date: 07 MAY 2010
		Management	For	For
3.	Ratification of the acts of the Board of Managing Directors	Management	For	For
4.	Ratification of the acts of the Supervisory Board	Management	For	For
5.	Approval of the remuneration system for the Board of Managing Directors	Management	For	For
6.
Amendments to the Articles of Association Section 19[2], in
respect of the notice of shareholders meeting being published in the electronic Federal Gazette at least 30 days prior to the last date of registration for the meeting, the publishing date of the notice of shareholders, meeting and the last date of registration not being included in the calculation of the 30 day period Section
20[1], in respect of shareholders being entitled to participate in and vote at the shareholders meeting if they register with the
Company by the sixth day prior to the meeting and provide
evidence of their shareholding Section 19[4], deletion Section
20[4], in respect of the Board of Managing Directors being
authorized to permit the audiovisual transmission of the
shareholders meeting Section 21[4], in respect of the Board of
Managing Directors being authorized to permit shareholders to absentee vote at the shareholders meeting
		Management	For	For
7.
Resolution on t he revocation of the existing authorized capital, the creation of new authorized capital, and the corresponding amendment to the Articles of Association, the existing authorized capital 2006 of up to EUR 20,000,000 shall be revoked, the Board of Managing Directors shall be authorized, with the consent of the
Supervisory Board, to increase the share capital by up to EUR
20,000,000 through the issue of new bearer no-par shares against contributions in cash, within in a period of five years [authorized capital 2010], shareholders shall be granted subscription rights except for residual amounts and for a capital increase of up to
10% of the share capital if the shares are issued at a price not materially below their market price
		Management	For	For
8.	Resolution on the revocation of the contingent capital 1999/I and the corresponding amendment to the Articles of Association	Management	For	For
9.	Resolution on the revocation of the contingent capital 2003/II and the corresponding amendment to the Articles of Association	Management	For	For
10.
Resolution on the authorization to issue convertible and/or warrant bonds, the creation of contingent capital, and the corresponding amendment to the Articles of association, the authorization given by the shareholders meeting of 11 MAY 2006, to issue bonds and to create a corresponding contingent capital of up to EUR
20,000,000 shall be revoked, the Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to issue bearer and/or registered bonds of up to EUR 1,500,000,000 conferring conversion and/or option rights for shares of the
Company, on or before 05 MAY 2015, Shareholders shall be
granted subscription rights except for residual amounts, for the granting of such rights to holders of conversion or option rights, and for the issue of bonds conferring conversion and/or option rights for shares of the company of up to 10% of the share capital at a price not materially be low their theoretical market value, the
Company's share capital shall be increased accordingly by up to
EUR 36,000,000 through the issue of up to 36,000,000 new
bearer no-par shares, insofar as conversion and/or option rights are exercised [contingent capital 2010]
		Management	For	For
11.
Renewal of the authorization to acquire own shares, the Company shall be authorized to acquire own shares of up to 10% of its share capital, at a price neither more than 10% above, nor more than 20% below, the market price of the shares, on or before 05
MAY 2015, the Board of Managing Directors shall be authorized to offer the shares on the stock exchange or to all shareholders, to dispose of the shares in a manner other than the stock exchange or by way of a rights offering if the shares are sold at a price not materially below their market price, to use the shares in
connection with mergers and acquisitions or for satisfying option and conversion rights, and to retire the shares
		Management	For	For
12.
Authorization to acquire own shares by using derivatives in
connection with item 11, the Company shall also be authorized to acquire own shares by using derivatives at a price neither more than 10% above, nor more than 20% below, the market price of the shares, the authorization shall be limited to up to 5% of the share capital
		Management	For	For
13.	Resolution on the conversion of the bearer shares of the Company into registered shares and the corresponding amendments to the Articles of association and resolutions of shareholders meetings	Management	For	For
14.	Appointment of auditors a] Audit of the financial statements for the 2010 FY: KPMG AG, Frankfurt b] Review of the interim financial statements for the first half of the 2010 FY: KPMG AG, Frankfurt	Management	For	For

HEIDELBERGCEMENT AG, HEIDELBERG
Security	D31709104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	06-May-2010
ISIN	DE0006047004	Agenda		702312745 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

ADD PLEASE NOTE THAT THE TRUE RECORD DATE FOR
THIS MEETING IS  15 APR 2010 , W-HEREAS THE MEETING
HAS BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DA-Y. THIS IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH-THE
GERMAN LAW. THANK YOU  LANG-SPECIFIC TEXT HERE
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 financ-ial year with the report of the Supervisory Board, the group financial stateme-nts and annual report, and the report pursuant to Sections 289(4) and 315(4) o-f the German
Commercial Code
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
63,920,304.85 as follows: Payment of a dividend of EUR 0.12 per share EUR 25,000,000 shall be allocated to the other revenue reserves EUR 16,420,304.85 shall be carried forward Ex-dividend and payable date: May 7, 2010
		Management	For	For
3.a	Ratification of the acts of the Board of Managing Director : Bernd Scheifele	Management	For	For
3.b	Ratification of the acts of the Board of Managing Director : Dominik von Achten	Management	For	For
3.c	Ratification of the acts of the Board of Managing Director : Daniel Gauthier	Management	For	For
3.d	Ratification of the acts of the Board of Managing Director : Andreas Kern	Management	For	For
3.e	Ratification of the acts of the Board of Managing Director : Lorenz Naeger	Management	For	For
3.f	Ratification of the acts of the Board of Managing Director : Albert Scheuer	Management	For	For
4.a	Ratification of the acts of the Supervisory Board :Fritz-Juergen Heckmann	Management	For	For
4.b	Ratification of the acts of the Supervisory Board :Heinz Schirmer	Management	For	For
4.c	Ratification of the acts of the Supervisory Board :Heinz Schmitt	Management	For	For
4.d	Ratification of the acts of the Supervisory Board :Theo Beermann	Management	For	For
4.e	Ratification of the acts of the Supervisory Board :Robert Feiger	Management	For	For
4.f	Ratification of the acts of the Supervisory Board :Veronika Fuess	Management	For	For
4.g	Ratification of the acts of the Supervisory Board :Josef Heumann	Management	For	For
4.h	Ratification of the acts of the Supervisory Board :Gerhard Hirth	Management	For	For
4.i	Ratification of the acts of the Supervisory Board :Max Dietrich Kley	Management	For	For
4.j	Ratification of the acts of the Supervisory Board :Hans Georg Kraut	Management	For	For
4.k	Ratification of the acts of the Supervisory Board :Adolf Merckle	Management	For	For
4.l	Ratification of the acts of the Supervisory Board : Ludwig Merckle	Management	For	For
4.m	Ratification of the acts of the Supervisory Board :Tobias Merckle	Management	For	For
4.n	Ratification of the acts of the Supervisory Board: Eduard Schleicher	Management	For	For
4.o	Ratification of the acts of the Supervisory Board: Werner Schraeder	Management	For	For
4.p	Ratification of the acts of the Supervisory Board : Frank-Dirk Steininger	Management	For	For
5.	Appointment of auditors for the 2010 financial year: Ernst + Young GmbH, Stuttgart	Management	For	For
6.
Resolution on the creation of new authorized capital and the corresponding amendments to the Articles of Association the
Board o f MDs shall be authorized, with the consent of the
Supervisory Board, to increase the share capital by upto EUR
225,000,000 through the issue of new bearer shares against cash payment, on or before May 5, 2015 (authorized capital I).
Shareholders shall be granted subscription rights, except for residual amounts and for the issue of shares at a price not
materially below their market price
		Management	For	For
7.
Resolution on the creation of further authorized capital, and the corresponding amendments to the Articles of Association the Boar
d of MDs shall be authorized, with the consent of the Supervisory
Board, to increase the share capital by up to EUR 56,100,000 through the issue of new bearer shares against payment in kind, on or before May 5, 2015 (authorized capital II), share holders.
subscription rights shall be excluded for the issue of shares for acquisition purposes, and in so far as such rights are granted to holders of conversion and/or option rights
		Management	For	For
8.a
Resolution on the authorization to issue bonds or profit-sharing rights, the revision of the contingent capital, and the
corresponding amendments to the Articles of Association A. The
Board of MDs shall be authorized, with the consent o f the
Supervisory Board to grant warrant, convertible or income bonds, or profit-sharing rights, of up to EUR 3,000,000,000, on or before
Ma y 5, 2015.Shareholders shall be granted subscription rights, except for residual amounts, insofar as such rights are granted to holders of conversion and option rights, and for the issue of bonds at a price not materially below their theoretical market value or against payment in kind
		Management	For	For
8.b
The share capital shall be increased by up to EUR 168,750,000 through the issue of up to 56,250, 000 new bearer shares, insofar as option or conversion rights are exercised (2010 contingent
capital).The authorization to issue bonds or profit-sharing rights granted by the AGM of May 7, 2009, shall be revoke d, along with the related 2009 cont ingent capital
		Management	For	For
9.	Approval of the compensation system for the Board of MDs,based on the current level of remuneration and set forth on the investor relations page at www.heidelbergcement.com	Management	For	For
10.a	Elections to the Supervisory Board : Alan Murray	Management	For	For
10.b	Elections to the Supervisory Board : Herbert Luetkestratkoetter	Management	For	For
11.a	Amendments to the Articles of Association in respect of the Supervisory Board; Section 9(2) shall be amended through the inclusion of a nomination committee	Management	For	For
11.b
Amendments to the Articles of Association in respect of the
Supervisory Board; Section 12 shall be revised to reflect the new annual remuneration, being EUR 40,000 per member plus EUR
58 for every EUR 0 .01 of the Company's earnings per share in excess of EUR 2.50 (two and a half times the amount for the
Chairman and one and a half times for the deputy chairman) plus
EUR 15,0 00 and EUR 7,500 for the members of the audit and
personnel committees, respectively
		Management	For	For
12.a
Amendments to the Articles of Association in connection with the
Shareholder Rights Directive Implementation Act (ARUG):Section
16(1) shall be amended in respect of shareholders registering to attend shareholders. Meetings at least six days in advance
		Management	For	For
12.b
Amendments to the Articles of Association in connection with the
Shareholder Rights Directive Implementation Act (ARUG): Sect
ion 16(3) and (4) shall be added in respect of the admissibility of on line participation in and absentee voting at shareholders.
Meetings
		Management	For	For
12.c
Amendments to the Articles of Association in connection with the
Shareholder Rights Directive Implementation Act (ARUG): Section
18(3) shall also be added, to allow the shareholders. meeting to be transmitted by audiovisual means
		Management	For	For
12.d	Amendments to the Articles of Association in connection with the Shareholder Rights Directive Implementation Act (ARUG): Section 11(2) shall be deleted	Management	For	For

E.ON AG
Security	D24914133	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	06-May-2010
ISIN	DE000ENAG999	Agenda		702314129 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS USUAL
THANK YOU
Non-Voting

The registration for the General Meeting of Shareholders does not result in th-e shares being blocked. Please contact the relationship manager of your deposi-tary bank to clarify variant procedures in the German market.
Non-Voting
1.
Presentation of the adopted Annual Financial Statements and the
Consolidated F-inancial Statements for the 2009 financial year, along with the Management Rep-ort Summary for E.ON AG and
the E.ON Group and the Report of the Supervisory B-oard as well as the Explanatory Report of the Board of Management regarding th-e statements pursuant to Sections 289 para. 4, 315 para. 4 and
Section 289 par-a.5 German Commercial Code
(Handelsgesetzbuch-HGB).
Non-Voting
2.	Appropriation of balance sheet profits from the 2009 financial year	Management	For	For
3.	Discharge of the Board of Management for the 2009 financial year	Management	For	For
4.	Discharge of the Supervisory Board for the 2009 financial year	Management	For	For
5.	Approval of the compensation system applying to the Members of the Board of Management	Management	For	For
6.a
Election of PricewaterhouseCoopers Aktiengesellschaft
Wirtschaftspruefungsgesellschaft, Duesseldorf, as the auditor for the annual as well as the consolidated financial statements for the
2010 financial year
		Management	For	For
6.b
Election of PricewaterhouseCoopers Aktiengesellschaft
Wirtschaftspruefungsgesellschaft, Duesseldorf, as the auditor for the inspection of the abbreviated financial statements and the interim management report for the first half of the 2010 financial year
		Management	For	For
7.	Authorization for the acquisition and use of treasury shares	Management	For	For
8.
Authorization for the issue of option or convertible bonds, profit participation rights or participating bonds and for the exclusion of subscription rights as well as the creation of a Conditional Capital
		Management	For	For
9	Amendment to Section 20 of the Articles of Association in view of the Act for the Implementation of the Shareholder Rights Directive	Management	For	For

SMITH & NEPHEW GROUP P L C
Security	G82343164	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	06-May-2010
ISIN	GB0009223206	Agenda		702316426 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Adopt the report and accounts	Management	For	For
2	Approve the remuneration report	Management	For	For
3	Approve to confirm the interim dividends	Management	For	For
4	Re-elect Mr. Adrian Hennah	Management	For	For
5	Re-elect Mr. Ian E Barlow	Management	For	For
6	Re-elect Prof. Genevieve B. Berger	Management	For	For
7	Re-elect Mr. Richard De Schutter	Management	For	For
8	Re-elect Dr. Rolf W. H. Stomberg	Management	For	For
9	Re-appoint the Auditors	Management	For	For
10	Authorize the Directors to determine the remuneration of the Auditors	Management	For	For
11	Approve to renew the Directors authority to allot shares	Management	For	For
S.12	Approve the Smith and Nephew Global Share Plan 2010	Management	For	For
S.13	Adopt the new Articles of Association	Management	For	For
S.14	Approve to renew the Directors authority for the dissaplication of pre emption rights	Management	For	For
S.15	Approve to renew the directors limited authority to make market purchases of the Company's own shares	Management	For	For
S.16	Grant authority to the general meetings to be held on 14 days notice	Management	For	For

VINCI SA, RUEIL MALMAISON
Security	F5879X108	Meeting Type		MIX
Ticker Symbol		Meeting Date	06-May-2010
ISIN	FR0000125486	Agenda		702318420 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-
PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING
INFORMATION IS AVAILABLE BY-CLICKING ON THE
MATERIAL URL LINK:-https://balo.journal-
officiel.gouv.fr/pdf/2010/0329/201003291000842.pdf AND ht-
tps://balo.journal-
officiel.gouv.fr/pdf/2010/0414/201004141001093.pdf
Non-Voting
O.1	Approve the consolidated accounts for FY 2009	Management	For	For
O.2	Approve the Company's accounts for FY 2009	Management	For	For
O.3	Approve the allocation of the Company's result for FY 2009	Management	For	For
O.4	Approve the Scrip dividend payment option	Management	For	For
O.5	Approve to renew Mr. Dominique Ferrero's appointment as a Director	Management	For	For
O.6	Approve to renew Mr. Xavier Huillard's appointment as a Director	Management	For	For
O.7	Approve to renew Mr. Henri Saint Olive's appointment as a Director	Management	For	For
O.8	Approve to renew Mr. Yves-Thibault de Silguy's appointment as a Director	Management	For	For
O.9	Approve the nomination of Qatari Diar Real Estate Investment Company as a Director	Management	For	For
O.10	Approve the Directors' attendance fees	Management	For	For
O.11	Approve to renew the delegation of powers to the Board of Directors in order for the Company to purchase its own shares	Management	For	For
O.12	Approve the agreements entered into by Vinci for the transfer to Vinci Concession of the agreements tied to the holding in Aegean Motorway SA	Management	For	For
O.13	Approve the agreements entered into by Vinci for the transfer to Vinci Concession of the agreements tied to the holding in Olympia Odos and Olympia Odos Operation	Management	For	For
O.14	Approve theh amendment to the agreement entered into by the shareholders of Arcour, the prime contractor for the A19 motorway	Management	For	For
O.15	Approve the agreements entered into by Vinci for the financing of the concession for the A-Modell A5 motorway section running between Malsch and Offenburg in Germany	Management	For	For
O.16	Approve the agreement for a contribution by Vinci to Vinci Concessions for its holding in ASF	Management	For	For
O.17	Approve the agreement by the Company with Mr. Xavier Huillard for a top-up pension	Management	For	For
O.18	Approve the agreement by the Company with Mr. Xavier Huillard for compensation for ending his term of office	Management	For	For
O.19	Approve the Service Level Agreement entered into by Vinci and YTS Europaconsultants	Management	For	For
E.20	Approve the renewal of the authorization given to the Board of Directors in order to reduce the authorized capital by canceling Vinci shares held by the Company	Management	For	For
E.21
Authorize the Board of Directors for the purpose of authorizing the issue by one or more of the Company's subsidiaries of
transferable securities giving access to the Company's authorized capital and to issue ordinary shares in the Company accordingly
		Management	For	For
E.22	Authorize the Board of Directors for the purpose of making capital increases reserved for employees of the Company and the Vinci Group's subsidiary Companies under Personal Equity Plans	Management	For	For
E.23
Authorize the Board of Directors for the purpose of making capital increases reserved for financial institutions or companies set up specifically in order to implement a personal equity plan for employees of certain foreign subsidiaries, similar to the Group's
French and Foreign Corporate Personal Equity Plans currently in force
		Management	For	For
E.24	Amend Article 17 of the Articles of Association "Shareholders' Meetings"	Management	For	For
E.25	Grant powers for the required formalities	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION
OF ADDITIONAL LINK. IF YO-U HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS-YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

REXAM PLC
Security	G1274K113	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	06-May-2010
ISIN	GB0004250451	Agenda		702322328 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the Annual Report for the YE 31 DEC 2009	Management	For	For
2	Approve the Remuneration Report	Management	For	For
3	Declare the 2009 final dividend on the ordinary shares	Management	For	For
4	Re-elect Peter Ellwood as a Director	Management	For	For
5	Re-elect Graham Chipchase as a Director	Management	For	For
6	Re-elect David Robbie as a Director	Management	For	For
7	Re-elect Carl Symon as a Director	Management	For	For
8	Re-elect Noreen Doyle as a Director	Management	For	For
9	Re-elect John Langston as a Director	Management	For	For
10	Re-elect Wolfgang Meusburger as Director	Management	For	For
11	Re-elect Jean-Pierre Rodier as a Director	Management	For	For
12	Re-appoint PricewaterhouseCoopers LLP as Auditors and authorize the Directors to determine PwCs remuneration	Management	For	For
13	Authorize the Directors to allot shares	Management	For	For
S.14	Authorize the Directors to allot equity securities for cash	Management	For	For
S.15	Authorize the Company to make market purchases of its own ordinary shares	Management	For	For
S.16	Grant authority to call a general meeting on not less than 14 clear days notice	Management	For	For
S.17	Adopt the new Articles of Association	Management	For	For

SANTOS LTD
Security	Q82869118	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	06-May-2010
ISIN	AU000000STO6	Agenda		702323041 - Management
Item	Proposal	Type	Vote	For/Against Management
-
VOTING EXCLUSIONS APPLY TO THIS MEETING FOR
PROPOSALS 4 AND VOTES CAST BY ANY-INDIVIDUAL OR
RELATED PARTY WHO BENEFIT FROM THE PASSING OF
THE PROPOSAL/S-WILL BE DISREGARDED. HENCE, IF YOU
HAVE OBTAINED BENEFIT OR DO EXPECT TO-OBTAIN
FUTURE BENEFIT YOU SHOULD NOT VOTE  OR VOTE
"ABSTAIN"  FOR THE-RELEVANT PROPOSAL ITEMS.
Non-Voting
1	Receive and consider the financial report for the YE 31 DEC 2009 and the-reports of the Directors and the Auditor thereon	Non-Voting
2.a	Re-election of Mr. Kenneth Alfred Dean as a Director, retires by rotation in accordance with Rule 34(c) of the Company's Constitution	Management	For	For
2.b	Election of Mr. Gregory John Walton Martin as a Director, who was appointed a	Management	For	For
2.c	Election of Ms. Jane Sharman Hemstritch as a Director, who was appointed a	Management	For	For
3	Adopt the remuneration report for the YE 31 DEC 2009	Management	For	For
4
Authorize the Company to grant to the Company's Chief Executive
Officer and Managing Director, Mr. David Knox, Share Acquisition
Rights under the Santos Employee Share Purchase Plan on the
terms as specified
		Management	For	For

LAFARGE SA, PARIS
Security	F54432111	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	06-May-2010
ISIN	FR0000120537	Agenda		702338193 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions. The following ap-plies to Non-
Resident Shareowners: Proxy Cards: Voting instructions will be fo-
rwarded to the Global Custodians that have become Registered
Intermediaries, o-n the Vote Deadline Date. In capacity as
Registered Intermediary, the Global C-ustodian will sign the Proxy
Card and forward to the local custodian. If you a-re unsure
whether your Global Custodian acts as Registered Intermediary, pleas-e contact your representative
Non-Voting

PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING
INFORMATION IS AVAILABLE BY CLIC-KING ON THE
MATERIAL URL LINK: https://balo.journal-
officiel.gouv.fr/pdf/2010/-0329/201003291000904.pdf AND
https://balo.journal-officiel.gouv.fr/pdf/2010/04-
21/201004211001451.pdf
Non-Voting
1.	Approve the annual accounts and transactions for FY 2009	Management	For	For
2.	Approve of the consolidated accounts and transactions for FY 2009	Management	For	For
3.	Approve the allocation of the result and setting of the dividend	Management	For	For
4.	Approve the regulated agreements	Management	For	For
5.	Appointment of Mrs. Colette Lewiner as a Director	Management	For	For
6.	Appointment of Mrs. Veronique Weill as a Director	Management	For	For
7.	Approve the Directors' attendance fees	Management	For	For
8.	Authorize the Company to buy and sell its own shares	Management	For	For
9.	Grant powers for the required formalities	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF ADDITIONAL URL LINK. IF-YOU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLE-SS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

RECKITT BENCKISER GROUP PLC, SLOUGH
Security	G74079107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	06-May-2010
ISIN	GB00B24CGK77	Agenda		702345984 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Adopt the 2009 report and financial statements	Management	For	For
2	Approve the Director's remuneration report	Management	For	For
3	Declare the final dividend	Management	For	For
4	Re-elect Adrian Bellamy as a Member of the Remuneration Committee	Management	For	For
5	Re-elect Peter Harf	Management	For	For
6	Re-elect Colin Day	Management	For	For
7	Re-elect Kenneth Hydon as a Member of the Audit Committee	Management	For	For
8	Re-elect Judith Sprieser as a Member of the Remuneration Committee	Management	For	For
9	Re-elect Richard Cousins as a Member of the Remuneration Committee	Management	For	For
10	Elect Warren Tucker as a Member of the Audit Committee	Management	For	For
11	Re-appoint PricewaterhouseCoopers LLP as the Auditors	Management	For	For
12	Authorize the Directors to determine the Auditor's remuneration	Management	For	For
13	Approve to renew authority to allot shares	Management	For	For
S.14	Approve to renew power to disapply pre-emption rights	Management	For	For
S.15	Approve to renew authority to purchase own shares	Management	For	For
S.16	Approve the calling of general meetings on 14 day's clear notice	Management	For	For
S.17	Amend the Company's Articles of Association	Management	For	For

MANULIFE FINL CORP MED TERM NTS CDS-
Security	56501R106	Meeting Type		MIX
Ticker Symbol		Meeting Date	06-May-2010
ISIN	CA56501R1064	Agenda		702349196 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE IN "FAVOR" OR "AGAINST"-ONLY FOR RESOLUTIONS "3" AND "4" AND "IN FAVOR" OR "ABSTAIN" ONLY FOR- RESOLUTION NUMBERS "1.1 TO 1.16" AND "2". THANK YOU.	Non-Voting
-	Receive the consolidated financial statements of the Company for the YE 31-DEC 2009, together with reports of the Auditor and the actuary on those-statements	Non-Voting
1.1	Election of Linda B. Bammann as a Director of the Company	Management	For	For
1.2	Election of John M. Cassaday as a Director of the Company	Management	For	For
1.3	Election of Gail C. A. Cook-Bennett as a Director of the Company	Management	For	For
1.4	Election of Thomas P. d'Aquino as a Director of the Company	Management	For	For
1.5	Election of Richard B. DeWolfe as a Director of the Company	Management	For	For
1.6	Election of Robert E. Dineen, Jr. as a Director of the Company	Management	For	For
1.7	Election of Pierre Y. Ducros as a Director of the Company	Management	For	For
1.8	Election of Donald A. Guloien as a Director of the Company	Management	For	For
1.9	Election of Scott M. Hand as a Director of the Company	Management	For	For
1.10	Election of Robert J. Harding as a Director of the Company	Management	For	For
1.11	Election of Luther S. Helms as a Director of the Company	Management	For	For
1.12	Election of Thomas E. Kierans as a Director of the Company	Management	For	For
1.13	Election of Lorna R. Marsden as a Director of the Company	Management	For	For
1.14	Election of John R.V. Palmer as a Director of the Company	Management	For	For
1.15	Election of Hugh W. Sloan, Jr. as a Director of the Company	Management	For	For
1.16	Election of Gordon G. Thiessen as a Director of the Company	Management	For	For
2	Appointment of Ernst & Young LLP as the Auditors of the Company for 2010	Management	For	For
S.3	Amend the By-Law No. 1 increasing the aggregate annual remuneration payable to the Board of Directors	Management	For	For
4	Approve the Company's approach to Executive Compensation	Management	For	For
-	Transact such other business	Non-Voting

COBHAM PLC
Security	G41440143	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	06-May-2010
ISIN	GB00B07KD360	Agenda		702349665 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the reports of the Directors and Auditors and the audited financial statements for the YE 31 2009 now laid before the meeting	Management	For	For
2	Approve the Directors remuneration report for the YE 31 DEC 2009 contained in the 2009 report and accounts now laid before the meeting	Management	For	For
3
Declare the final dividend of 3.97p per Ordinary Share of 2.5p in the capital of the Company recommended by the Directors
payable on 05 JUL 2010 to ordinary shareholders on the register as at the close of business on 28 MAY 2010
		Management	For	For
4	Re-elect M. Beresford as a Director	Management	For	For
5	Re-elect M. Ronald as a Director	Management	For	For
6	Re-elect A. Stevens as a Director	Management	For	For
7	Re-elect W. Tucker as a Director	Management	For	For
8	Elect J. Devaney as a Director	Management	For	For
9	Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company to hold office until the conclusion of the next general meeting at which accounts are laid before the Company	Management	For	For
10	Approve to determine the remuneration of the Auditors by the Directors	Management	For	For
S.11
Authorize the Company, in accordance with the Company's Article of Association and the Companies Act 2006, to make market
purchases  within the meaning of Section 693 4  of the Companies
Act 2006  of Ordinary Shares of 25p each in the capital of the
Company  "Ordinary Shares"  on such terms and in such a
manner as the Directors of the Company may from time to time determine provided that  i  the maximum number of ordinary
shares that may be purchased under this authority is 114,899,393;
ii  the maximum price which may be paid for an ordinary share purchased under this authority shall not be more than the higher of an amount equal to 105% of the average of the middle market prices shown in the quotations for ordinary shares in the London
Stock Exchange Daily Official List for the five business days immediately preceding the day on which that ordinary share is purchased and the amount stipulated by Article 5 1  of the Buy-
back and Stabil
		Management	For	For
-
Contd. the minimum price which may be paid per ordinary share is the nominal-value of such ordinary share  in each case exclusive of expensed  if any-payable by the Company in connection with the purchase ;  Authority expires-the earlier of the conclusion of the AGM of the Company after the passing of-this resolution or, at the close of business on 01 JUL 2011 ; and the-Company, before the expiry, may make a contract to purchase ordinary shares-
which will or may be executed wholly or partly after such expiry;
Non-Voting
12
Authorize the Directors of the Company, in accordance with
Section 551 of the Companies Act 2006, to allot shares in the
Company or grant rights to subscribe for, or convert any security into shares in the Company:  i up to a maximum nominal amount of GBP 9,574,949  such amount to be defined in Section 560 of the Companies Act 2006  allotted under paragraph  ii  below in excess of GBP 9,574,949 ; and  ii  comprising equity securities  as defined in section 560 of the Companies Act 2006  up to a
maximum nominal amount of GBP 19,149,899  such amount to be
reduced by any shares allotted or rights granted under paragraph
i  above  in connection with an offer by way of a rights issue:  A  to holders of ordinary shares in proportion  as nearly as may be practicable  to their existing holdings; and  B  to holders of other equity; securities if this is required by the rights of those securities or, if the Directors consider it necessary, Cont
		Management	For	For
-
Contd. as permitted by the rights of those securities; and so that the-Directors may make such exclusions or other arrangements as they consider-expedient in relation to treasury shares,
fractional entitlements, record-dates, shares represented
depositary receipts, legal or practical problems-under the laws in any territory or the requirements of any relevant-regulatory body or Stock Exchange or any other matter;  Authority expires the-
earlier of the next AGM of the Company or the close of business on 01 JUL-2011 ;  c  the Company may, before this authority
expires, make an offer or-agreement which would or might require shares to be allotted or rights to be-granted after it expires and the
Directors may allot shares or grant rights-in pursuance of such offer or agreement as if this authority had not expired;-and Contd.
Non-Voting
-
Contd. as permitted by the rights of those securities; and so that the-Directors may make such exclusions or other arrangements as they consider-expedient in relation to treasury shared,
fractional entitlements, record-dates, shares represented by depositary receipts, legal or practical problems-under the laws in any territory or the requirements of any relevant-regulatory body or Stock Exchange or any other matter; and  B  to the-allotment of equity securities pursuant to the authority granted under-resolution
12 a  i  and/or by virtue of Section 560 3  of the Companies Act-
2006  in each case otherwise than under paragraph  A  above  up to a maximum-nominal amount of GBP 1,436,242; Contd.
Non-Voting
-
Contd.  d  all previous unutilized authorities under Section 80 of the-Companies Act 1985 and Section 551 of the Companies Act
2006 shall cease to-have effect  save to the extent that the same are exercisable pursuant to-Section 551 7  of the Companies Act
2006 by reason of any offer or agreement-made prior to the date of this resolution which would or might require shares-to be allotted or rights to be granted on or after that date
Non-Voting
S.13
Authorize the Directors  i   subject to the passing of resolution 12
to allot equity securities  as defined in Section 560 of the
Companies Act 2006 for cash pursuant to the authority conferred on them by that resolution under Section 551 of that Act; and  ii  to allot equity securities as defined in Section 560 3  of that Act  sale of treasury shares  for cash, in either case as if Section 561 of that
Act did not apply to the allotment but this power shall be limited:  A to the allotment of equity securities in connection with an offer or issue of equity Securities  but in the case of the authority granted under resolution 12 a  ii , by way of a rights issue only to or in favour of:  I  holders of ordinary shares in proportion  as nearly as may be practicable  to their existing holdings; and  II} holders of other equity securities if this is required by the rights of those securities or if the Directors consider it necessary, Contd.
		Management	For	For
-
Contd.  Authority expires the earlier of the conclusion of the next
AGM of-the Company after the passing of this resolution or at the close of business-on 01 JUL 2011 ; all previous unutilized
authorities under Section 95 of the-Companies Act 1985 and
Section 570 and 573 of the Companies Act 2006 shall-cease to have effect; and  d  the Company may before this power expires make-an offer or agreement which would or might require equity securities to be-allotted after it expires and the Directors may allot equity securities in-pursuance of such offer or agreement as if this power had not expired
Non-Voting
S.14
Amend, with effect from the conclusion of the AGM  a  the Articles of Association of the Company by deleting all the provisions of the
Company's Memorandum of Association which by virtue of
Section 28 of the Companies Act 2006, are to be treated as
provisions of the Company's Articles of Association; and  b  adopt the Articles of Association as specified, as the Articles of
Association of the Company in substitution for, and to the
exclusion of, the existing Articles of Association;
		Management	For	For
15
Approve the amendments to the Cobham plc Share Incentive Plan
"SIP , as specified, so that the Company can  subject to obtaining the approval of Her Majesty's Revenue and Customs  "HMRC"  to the amendments  continue to operate the SIP until 15 JUN 2020 and authorize the Company Secretary to obtain the approval of
HMRC to the amendments and make any other amendments
required by HMRC in order to maintain the approval of the SIP
		Management	For	For
S.16	Approve, that a general meeting of the Company, other than an AGM of the Company, may be called on not less than 14 clear days notice	Management	For	For

LLOYDS BANKING GROUP PLC, EDINBURGH
Security	G5542W106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	06-May-2010
ISIN	GB0008706128	Agenda		702358361 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the Company's accounts and the reports of the Directors and of the Auditors for the YE 31 DEC 2009	Management	For	For
2.	Approve the Directors' remuneration report for the YE 31 DEC 2009	Management	For	For
3.a	Elect Sir. Winfried Bischoff as a Director of the Company, who retires under Article 79 of the Company's Articles of Association	Management	For	For
3.b	Elect Mr. G. R. Moreno as a Director, who retires under Article 79 of the Company's Articles of Association	Management	For	For
3.c	Elect Mr. D. L. Roberts as a Director, who retires under article 79 of the Company's Articles of Association	Management	For	For
4.a	Re-elect Dr. W. C. G. Berndt as a Director, who retires under Article 82 of the Company's Articles of Association	Management	For	For
4.b	Re-elect Mr. J. E. Daniels as a Director, who retires under Article 82 of the Company's Articles of Association	Management	For	For
4.c	Re-elect Mrs. H. A. Weir as a Director, who retires under Article 82 of the Company's Articles of Association	Management	For	For
5.	Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company, to hold office until the conclusion of the next AGM at which accounts are laid before the Company	Management	For	For
6.	Authorize the Audit Committee to set the remuneration of the Company's Auditors	Management	For	For
7.
Authorize the Directors, pursuant to and in accordance with
Section 551 of the Companies Act, 2006 to allot shares or grant rights to subscribe for or to convert any security in the shares: [i]
up to an aggregate nominal amount of [I] GBP 2,233,203,900 in respect of ordinary shares and [II] GBP 100,000,000, USD
40,000,000, GBP 40,000,000 and GBP 1,250,000,000 in respect
of preference shares; [ii] comprising equity securities [as defined in Section 560[1] of the Companies Act, 2006] up to a further nominal amount of GBP 2,233,203,900 in connection with an offer by way of a rights issue; such authorities to apply in substitution for all previous authorities pursuant to Section 551 of the
Companies Act 2006, or preceding legislation; [Authority expires the earlier at the end of the next AGM or on 05 AUG 2011]; the
Company may make offers and enter into agreements during the relevant period which would, or might, require shares to be
allotted after the authority ends
		Management	For	For
S.8
Authorize the Directors, subject to the passing of Resolution 7 above, to allot equity securities [as defined in Section 560[1] of the
Companies Act 2006] wholly for cash: [i] pursuant to the authority given by paragraph [i] of Resolution 7 above or where the
allotment constitutes an allotment of equity securities by virtue of
Section 551 of the Companies Act 2006, in each case: [a] in
connection with a pre-emptive offer; and [b] otherwise than in connection with a pre-emptive offer, up to an aggregate nominal amount of GBP 334,980,500; and [ii] pursuant to the authority
		Management	For	For

given by paragraph [i] of Resolution 7 above in connection with a rights issue, as if Section 561[1] of the Companies Act 2006 did not apply to any such allotment; [Authority expires the earlier at the end of the next AGM or on 05 AUG 2011]; the Company may
make offers and enter into agreements during this period which would, or might, require equity securities under any such offer or agreement as if the power had not ended

S.9
Authorize the Company, conferred by resolution passed at the
AGM of the Company on 07 MAY 2009 in accordance with
Section 701 of the Companies Act 2006, to make market
purchases [within the meaning of Section 693 of the Companies
Act 2006] of ordinary shares of 10p each in the capital of the
Company be further renewed and extended from the conclusion of this meeting, and where such shares are held in treasury, the
Company may use them for the purposes of its employees share plans, provided that: [a] the maximum aggregate number of
ordinary shares authorized to be purchased shall be
6,699,611,000; [b] the minimum price which may be paid for each ordinary shares be 10p; [c] the maximum price, exclusive of
expenses, which may be paid for each ordinary share shall be an amount equal to the higher of [a] 105% of the average of the closing price of the 5 London business days immediately
preceding the day on which such share is contracted to be
purchased or [b] the higher of the price of the last independent trade and the highest current bid as stipulated by Article 5[1] of
Commission Regulated [EC] 22 DEC 2003 implementing the
Market Abuse Directive as regards exemptions for buy-back
programmes and stabilization of financial instruments [No
2273/2003]; [Authority expires the earlier of the conclusion of the
Company's AGM in 2011 or on 30 JUN 2011]; and [e] the
company may make a contract to purchase its ordinary shares
under the renewed and extended authority before its expiry which would or might be executed wholly or partly after the expiry, and may make a purchase of its ordinary shares under the contract
		Management	For	For
S.10
Authorize the Company, for the purpose of Section 701 of the
Companies Act 2006 to make purchases [as defined in Section
693 of the Companies Act 2006] of the following issuances of securities: [a] GBP 299,987,729 9.25%, Non-Cumulative
Irredeemable Preference Shares; [b] GBP 99,999,942 9.75%,
Non-Cumulative Irredeemable Preference Shares; [c] GBP
186,190,532 6.475%, Non-Cumulative Preference Shares; [d]
GBP 745,431,000 6.0884%, Non-Cumulative Fixed to Floating
Rate Preference Shares; [e] GBP 334,951,000 6.3673%, Non-
Cumulative Fixed to Floating Rate Preference Shares; [f] USD
750,000,000 6.413%, Non-Cumulative Fixed to Floating Rate
Preference Shares; [g] USD 750,000,000 5.92%, Non-Cumulative
Fixed to Floating Rate Preference Shares; [h] USD 750,000,000
6.657%, Non-Cumulative Fixed to Floating Rate Preference
Shares; [i] USD 1,000,000,000 6.267%, Fixed to Floating Rate
Non-Cumulative Callable Dollar Preference Shares; [j] USD
1,250,000,000 7.875%, Non-Cumulative Preference Shares; [k]
EUR 500,000,000 7.875%, Non-Cumulative Preference Shares;
and [l] GBP 600,000,000 Non-Cumulative Fixed to Floating Rate
Callable Dollar Preference Shares; [together, the 'Preference
Shares'], in accordance with, amongst other things, the terms of the exchange offers as previously approved at the Company's
general meeting held on 26 NOV 2009, provided that: [i] the
maximum number of Preference Shares is the nominal value of
the relevant Preference Share in issue; [ii] the minimum price which may be paid for each Preference Share is the nominal value of the relevant Preference Share; [iii] the maximum price which may be paid for a share is an amount equal to 120% of the
		Management	For	For

liquidation preference of the relevant Preference Share; [Authority expires the earlier of the conclusion of the Company's AGM in
2011 or on 30 JUN 2011]; [v] the Company may make a contract to purchase the Preference Shares under this authority before its expiry which would or might be executed wholly; or partly after the expiry, and may make a purchase of the Preference Shares under that contract

S.11	Approve, that a general meeting of the Company, other than an AGM, may be called on not less than 14 clear days' notice	Management	For	For

SCANIA AB, SODERTALJE
Security	W76082119	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	06-May-2010
ISIN	SE0000308280	Agenda		702362788 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
CMMT
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
CMMT	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID-VOTE OPTION. THANK YOU	Non-Voting
1	Opening of the AGM	Non-Voting
2	Election of Claes Zettermarck as the Chairman of the AGM	Management	For	For
3	Approve the establishment and approval of the voting list	Management	For	For
4	Approve the agenda	Management	For	For
5	Election of 2 persons to verify the minutes	Management	For	For
6	Approve to consider whether the AGM has been duly convened	Management	For	For
7	Presentation of the annual accounts and Auditors' report, and the- consolidated annual accounts and Auditors' report	Non-Voting
8	Approve the addresses by the Chairman of the Board and by the President and Chief Executive Officer	Management	For	For
9	Approve the questions from the shareholders	Management	For	For
10	Adopt the income statement and balance sheet and the consolidated income statement and balance sheet	Management	For	For
11	Grant discharge to the members of the Board and the President and CEO from liability for the FY	Management	For	For
12
Declare a dividend of SEK 1.00 per share, the Board proposes
Tuesday, 11 MAY 2010 as the record date for the dividend,
provided that the AGM approves this proposal, the dividend is expected to be sent from Euroclear Sweden AB on Monday, 17
MAY 2010
		Management	For	For
13	Approve the guidelines for salary and other remuneration of the President and CEO as well as other executive officers as specified	Management	For	For
14	Approve the 2010 incentive programme as specified	Management	For	For
15.a	Approve the Board of Directors shall consist of 10 Members elected by the AGM	Management	For	For
15.b
Approve the remuneration to the Board of Directors is fixed at
SEK 2,031,250, to be allocated among Board members in the
amount of SEK 406,250 to each of the Board members who are
not employed by Volkswagen AG or the Company, and for the
work performed in the Audit Committee, remuneration is fixed at
SEK 200,000 to the Chairman of the Audit Committee, provided he or she is not employed by Volkswagen AG, and SEK 100,000
to each of the other members of the Audit Committee who are not employed by Volkswagen AG or the Company, for the work
performed in the Remuneration Committee, remuneration is fixed at SEK 50,000 to each of the members of the Remuneration
Committee who are not employed by Volkswagen AG or the
Company
		Management	For	For
15.c
Re-elect Helmut Aurenz, Borje Ekholm, Gunnar Larsson, Hans
Dieter Potsch, Francisco Javier Garcia Sanz, Peter Wallenberg Jr,
Martin Winterkorn and Leif Ostling as the Board members, Staffan
Bohman and Peggy Bruzelius have declined re-election, and
election of Jochem Heizmann and Asa Thunman as the new
members of the Board, and re-elect Martin Winterkorn as the
Chairman of the Board and election of Jochem Heizmann as the new Vice Chairman of the Board
		Management	For	For
15.d	Approve that the remuneration to the Auditors shall be paid according to approved invoices	Management	For	For
16	Approve that the resolution concerning criteria for how members of the Nomination Committee shall be appointed	Management	For	For
17	Adjournment of the AGM	Non-Voting

GLAXOSMITHKLINE PLC
Security	G3910J112	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	06-May-2010
ISIN	GB0009252882	Agenda		702362980 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the Directors' report and the financial statements for the YE 31 DEC 2009	Management	For	For
2	Approve the remuneration report for the YE 31 DEC 2009	Management	For	For
3	Re-elect Dr. Stephanie Burns as a Director	Management	For	For
4	Re-elect Mr. Julian Heslop as a Director	Management	For	For
5	Re-elect Sir Deryck Maughan as a Director	Management	For	For
6	Re-elect Dr. Daniel Podolsky as a Director	Management	For	For
7	Re-elect Sir Robert Wilson as a Director	Management	For	For
8
Authorize the Audit & Risk Committee to re-appoint
PricewaterhouseCoopers LLP as the Auditors to the Company to
hold office from the end of the meeting to the end of the next
Meeting at which accounts are laid before the Company
		Management	For	For
9	Authorize the Audit & Risk Committee to determine the remuneration of the Auditors	Management	For	For
10
Authorize the Director of the Company, in accordance with
Section 366 of the Companies Act 2006 (the 'Act') the Company
is, and all Companies that are at any time during the period for which this resolution has effect subsidiaries of the company are, authorized: a) to make political donations to political organizations other than political parties, as defined in Section 363 of the Act, not exceeding GBP 50,000 in total; and b) to incur political expenditure, as defined in Section 365 of the Act, not exceeding
GBP 50,000 in total, during the period beginning with the date of passing this resolution and ending at the end of the next AGM of the company to be held in 2011 or, if earlier, on 30 JUN 2011
		Management	For	For
11
Authorize the Directors, in substitution for all subsisting
authorities, to exercise all powers of the Company to allot shares in the Company and to grant rights to subscribe for or convert any security into shares in the Company: a) up to an aggregate
nominal amount of GBP 432,578,962; [such amount to be reduced by the nominal amount allotted or granted under paragraph (b) in excess of such sum]; and b) comprising equity securities [as specified in Section 560(1) of the Act] up to a nominal amount of
GBP 865,157,925 [such amount to be reduced by any allotments or grants made under paragraph (a) above] in connection with an offer by way of a rights issue: i) to ordinary shareholders in proportion [as nearly as may be practicable] to their existing holdings; and ii) to holders of other equity securities as required by the rights of those securities or as the Board otherwise considers necessary, and so that the Directors may impose any limits or make such exclusions or other arrangements as they consider
expedient in relation to treasury shares, fractional entitlements, record dates, legal, regulatory or practical problems under the
		Management	For	For

laws of, or the requirements of any relevant regulatory body or stock exchange in, any territory, or any matter whatsoever, which authorities shall expire at the end of the next AGM of the company to be held in 2011 or, if earlier, on 30 JUN 2011, and the Directors may allot shares or grant rights to subscribe for or convert any security into shares in pursuance of such an offer or agreement as if the relevant authority conferred hereby had not expired

12
Authorize the Directors of the Company, subject to Resolution 11 being passed, the Directors be and are hereby empowered to allot equity securities for cash pursuant to the authority conferred on the Directors by Resolution 11 and/or where such allotment
constitutes an allotment of equity securities under section 560(3)
of the Act, free of the restrictions in Section 561(1) of the Act, provided that this power shall be limited: (a) to the allotment of equity securities in connection with an offer or issue of equity securities [but in the case of the authority granted under
paragraph (b) of Resolution 11, by way of a rights issue only]: (i)
to ordinary shareholders in proportion [as nearly as may be
practicable] to their existing holdings; and (ii) to holders of other equity securities, as required by the rights of those securities or as the Board otherwise considers necessary, but so that the
Directors may impose any limits or make such exclusions or other arrangements as they consider expedient in relation to treasury shares, fractional entitlements, record dates, legal, regulatory or practical problems under the laws of, or the requirements of any relevant regulatory body or stock exchange in, any territory, or any matter whatsoever; and (b) in the case of the authority granted under paragraph (a) of Resolution 11 and/ or in the case of any transfer of treasury shares which is treated as an allotment of equity securities under Section 560(3) of the Act, to the allotment
(otherwise than pursuant to sub-paragraph (a) above) of equity securities up to an aggregate nominal amount of GBP 64,893,333, and shall expire at the end of the next AGM of the company to be held in 2011 [or, if earlier, at the close of business on 30 JUN
2011] and the Directors may allot equity securities in pursuance of such an offer or agreement as if the power conferred hereby had not expired
		Management	For	For
13
Authorize the Directors of the Company, for the purposes of
section 701 of the Act to make market purchases (within the
meaning of Section 693(4) of the Act) of its own Ordinary shares of 25p each provided that: (a) the maximum number of Ordinary shares hereby authorized to be purchased is 519,146, 669; (b) the minimum price which may be paid for each Ordinary share is 25p;
(c) the maximum price which may be paid for each Ordinary share shall be the higher of (i) an amount equal to 5% above the
average market value of the Company's ordinary shares for the five business days immediately preceding the day on which the ordinary share is contracted to be purchased and (ii) the higher of the price of the last independent trade and the highest current independent bid on the London Stock Exchange Official List at the
time the purchase is carried out; and (d) the authority conferred by this resolution shall, unless renewed prior to such time, expire at the end of the next AGM of the Company to be held in 2011 or, if earlier, on 30 JUN 2011 [provided that the company may enter into a contract for the purchase of Ordinary shares before the expiry of this authority which would or might be completed wholly or partly after such expiry and the company may purchase
Ordinary shares pursuant to any such contract under this
authority]
		Management	For	For
14
Authorize the Directors, (a) in accordance with Section 506 of the
Act, the name of the person who signs the Auditors' reports to the
Company's members on the annual accounts and auditable
reports of the Company for the year ending 31 DEC 2010 as
senior Statutory Auditor [as defined in Section 504 of the Act] for and on behalf of the Company's Auditors, should not be stated in published copies of the reports [such publication being as defined in Section 505 of the Act] and the copy of the reports to be delivered to the registrar of Companies under Chapter 10 of Part
15 of the Act; and (b) the Company considers on reasonable
grounds that statement of the name of the senior statutory auditor would create or be likely to create a serious risk that the senior
Statutory Auditor, or any other person, would be subject to
violence or intimidation
		Management	For	For
15	Approve the general meeting of the Company other than an AGM may be called on not less than 14 clear days' notice	Management	For	For
16
Amend: (a) the Articles of Association of the company be
amended by deleting all the provisions of the Company's
Memorandum of Association which, by virtue of Section 28 of the
Act, are to be treated as provisions of the Company's Articles of
Association; and (b) the Articles of Association produced to the meeting, and initialled by the Chairman for the purpose of
identification, be adopted as the Articles of Association of the
Company in substitution for, and to the exclusion of, all existing
Articles of Association of the Company
		Management	For	For

MICHELIN
Security	F61824144	Meeting Type		MIX
Ticker Symbol		Meeting Date	07-May-2010
ISIN	FR0000121261	Agenda		702276987 - Management
Item	Proposal	Type	Vote	For/Against Management
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners: Proxy Cards: Voting-instructions will be forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL-LINK-https://balo.journal- officiel.gouv.fr/pdf/2010/0303/201003031000535.pdf	Non-Voting
O.1	Approve the Company's accounts for the year 2009	Management	For	For
O.2	Approve the allocation of the result for the year 2009 and setting of the dividend with option of payment in shares	Management	For	For
O.3	Approve the Company's consolidated accounts for the year 2009	Management	For	For
O.4	Approve a regulated agreement authorised by the Board of Directors	Management	For	For
O.5	Re elect Laurence Parisot as Supervisory Board Member	Management	For	For
O.6	Re-elect Pat Cox as Supervisory Board Member	Management	For	For
O.7	Re-elect PricewaterhouseCoopers Audit as Auditor	Management	For	For
O.8	Re-elect Pierre Coll as Alternate Auditor	Management	For	For
O.9	Ratify Deloitte and Associes as Auditor	Management	For	For
O.10	Ratify BEAS as Alternate Auditor	Management	For	For
O.11	Authorize the Managers to enable the Company to operate on its own shares under a Share Repurchase Programme with a maximum purchase price of EUR 100 per share	Management	For	For
O.12	Authorize the Managers to go ahead with the issue of bond loans	Management	For	For
E.13	Authorize the Managers to issue shares or tangible assets granting access to the Company's capital stock, maintaining the preferential subscription right	Management	For	For
E.14	Authorize the Managers to issue shares or tangible assets granting access to the Company's capital stock by means of a public offer, with suppression of the preferential subscription right	Management	For	For
E.15
Authorize the Managers to issue shares and/or tangible assets granting access to the Company's capital stock by means of an offer as specified in II of Article L. 411-2 of the Code Monetaire et
Financier  Monetary and Financial Code , with suppression of the preferential subscription right
		Management	For	For
E.16
Authorize the Managers to increase the number of securities to be issued in the event of excessive demand during the increase in capital stock, carried out with or without a preferential subscription right
		Management	For	For
E.17	Authorize the Managers to go ahead with an increase in capital stock through incorporation of reserves	Management	For	For
E.18
Authorize the Managers to go ahead with an increase in capital stock by issuing, without a preferential subscription right, ordinary shares used to pay for contributions of securities in the event of public offers to exchange or contributions in kind
		Management	For	For
E.19	Authorize the Managers to go ahead with an increase in capital stock reserved for employees who belong to a Group savings plan	Management	For	For
E.20	Authorize the Managers to reduce capital stock by cancelling shares	Management	For	For
E.21	Approve the limit of the overall par amount of capital stock increases and issues of tangible assets or debt securities	Management	For	For
E.22	Grant powers for formalities	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF NAMES. IF YOU HAVE ALREA-DY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE-TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
YOU.
Non-Voting

PLEASE BE INFORMED OF THE FOLLOWING
COMMUNICATIONS OF MICHELIN: Michelin's Man-aging
Partners Messrs. Michel Rollier, Jean-Dominique Senard and
Didier Mirato-n will commit to using the financial authorizations concerning the issue of sh-ares of common stock and/or securities carrying rights to shares without pre-e-mptive subscription rights for existing shareholders (14th, 15th and 18th reso-lutions) in an amount not to exceed 29 million Euro, corresponding to 10% of t-
he current share capital, instead of the 44 million Euro ceiling
(14.9% of the-capital) indicated in said resolutions.
Non-Voting

STANDARD CHARTERED PLC
Security	G84228157	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	07-May-2010
ISIN	GB0004082847	Agenda		702319547 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the report and accounts	Management	For	For
2.	Declare the final dividend	Management	For	For
3.	Approve the Directors' remuneration report	Management	For	For
4.	Re-elect Mr. J.F.T. Dundas as Non-Executive Director	Management	For	For
5.	Re-elect Miss V.F. Gooding CBE as Non-Executive Director	Management	For	For
6.	Re-elect Mr. R.H.P. Markham as Non-Executive Director	Management	For	For
7.	Re-elect Mr. J.W. Peace as Chairman	Management	For	For
8.	Re-elect Mr. P.A. Sands as an Executive Director	Management	For	For
9.	Re-elect Mr. P.D. Skinner as Non-Executive Director	Management	For	For
10.	Re-elect Mr. O.H.J. Stocken, as Non-Executive Director	Management	For	For
11.	Election of Mr. J.S. Bindra, who was appointed as an Executive Director by the Board since the last AGM of the Company	Management	For	For
12.	Election of Mr. R. Delbridge, who was appointed as an Non- Executive Director by the Board since the last AGM of the Company	Management	For	For
13.	Election of Dr. Han Seung-soo KBE, who was appointed as an Non-Executive Director by the Board since the last AGM of the Company	Management	For	For
14.	Election of Mr. S.J. Lowth, who was appointed as an Non- Executive Director by the Board since the last AGM of the Company	Management	For	For
15.	Election of Mr. A.M.G. Rees, who was appointed as an Executive Director by the Board since the last AGM of the Company	Management	For	For
16.	Re-appoint the Auditor	Management	For	For
17.	Authorize the Board to set the Auditor's fees	Management	For	For
18.	Authorize the Company and its subsidiaries to make political donations	Management	For	For
19.	Authorize the Board to allot shares	Management	For	For
20.	Approve to extend the authority to allot shares	Management	For	For
21.	Authorize the Board to allot shares in connection with the Indian listing	Management	For	For
S.22	Approve to disapply pre-emption rights	Management	For	For
S.23	Approve to disapply pre-emption rights in connection with the Indian listing	Management	For	For
S.24	Authorize the Company to buy back its Ordinary Shares	Management	For	For
S.25	Authorize the Company to buy back its Preference Shares	Management	For	For
S.26	Adopt the new Articles of Association	Management	For	For
S.27	Authorize the Company to call a general meeting other than an AGM on not less than 14 clear days' notice	Management	For	For
28.	Amend the Standard Chartered 2006 Restricted Share Scheme	Management	For	For
29.	Approve the waiver in respect of the reporting and annual review requirements in respect of ongoing banking transactions with associates of Temasek that the Company has not been able to identify	Management	For	For
30.	Approve the waiver in respect of the requirement to enter into fixed-term written agreements with Temasek and its associates in respect of ongoing banking transactions	Management	For	For
31.	Approve future ongoing banking transactions with Temasek and its associates, including the waiver in respect of the requirement to set an annual cap	Management	For	For

ANGLOGOLD ASHANTI LTD
Security	S04255196	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	07-May-2010
ISIN	ZAE000043485	Agenda		702362942 - Management
Item	Proposal	Type	Vote	For/Against Management
O.1	Receive and adopt the consolidated audited annual financial statements of the Company and its subsidiaries, together with the Auditors and the Directors reports for the YE 31 DEC 2009	Management	For	For
O.2	Appointment of Ernst and Young Inc, as the Auditors of the Company from the	Management	For	For
O.3	Re-election of Mr. FB Arisman as a Director of the Company, who retires in terms of the Articles of Association of the Company until the conclusion of the next AGM of the Company	Management	For	For
O.4	Re-election of Prof LW Nkuhlu as a Director of the Company, who retires in terms of Article 92 of the Articles of Association of the Company	Management	For	For
O.5	Appointment of Mr. FB Arisman as a Member of the Audit and Corporate	Management	For	For
O.6	Appointment of Prof LW Nkuhlu as a Member of the Audit and Corporate	Management	For	For
O.7
Amend that subject to the provisions of the Companies Act, 1973, the Companies Act, 2008 and the listing requirements of the JSE
Limited, from time to time, authorize the Directors to allot and issue, for such purposes and on such terms as they may, in their discretion, determine, ordinary shares of ZAR 0.25 each in the authorized but unissued share capital of the Company, up to a maximum of 5% of the number of ordinary shares of ZAR 0.25
each in issue from time to time
		Management	For	For
O.8
Authorize the Directors of the Company, in accordance with the listing requirements of the JSE Limited  JSE Listing Requirements to allot and issue for cash, on such terms and conditions as they may deem fit, all or any of the ordinary shares of ZAR 0.25 each
Ordinary Shares in the authorized but unissued share capital of the Company which they shall have to allot and issue in terms of ordinary resolution number 7, subject to the following conditions:
this authority shall be limited to a maximum number of 5% of the number of ordinary shares in the issued share capital of the
Company from time to time; this authority shall only be valid until the next AGM of the Company but shall not extend beyond 15
months; a paid press announcement giving full details, including the impact on net asset value and CONTD.
		Management	For	For
-
CONTD. earnings per share of the Company, shall be published after any issue-representing, on a cumulative basis with in 1 FY,
5% of the number of-ordinary shares per issue prior to the issue concerned; in determining the-price at which an issued of ordinary shares for cash will be made in terms of-this authority, the maximum discount permitted shall be 10% of the weighted-
average traded price of the ordinary shares on the JSE Limited adjusted for-any dividend declared but not yet paid or for any capitalization award made-to shareholders , over than 30 business days prior to the date that the price-of the issue is determined or agreed by the Directors of the Company; and any-issues of
ordinary shares under this authority shall be made only to a public-shareholder as defined in the JSE Listing Requirements
Non-Voting
O.9
Authorize the Directors of the Company, subject to the provisions of the Companies Act, 1973, as the Companies Act, 2008 and the
listing requirements of the JSE Limited, from time to time, as a general authority and approval: to issue, upon such terms and conditions as the Directors, in their discretion may deem fit, such number of convertible bonds which may be converted into a
maximum, in the aggregate, of 5% of the ordinary shares of ZAR
0.25 each in the issued share capital of CONTD.
		Management	For	For
-
CONTD. the Company from time to time; or authorize to procure the issue by a-wholly-owned subsidiary of the Company, upon
such terms and conditions as the-Directors, in their discretion may deem fit, such number of convertible-bonds, guaranteed by the
Company and which may be converted into a maximum,-in the
aggregate, of 5% of the ordinary shares of ZAR 0.25 each in the issued-share capital of the Company from time to time
Non-Voting
O.10
Approve the Article 73 of the Company's Article of Association, the
remuneration, payable quarterly in arrear, to the Non-Executive
Directors of the Company, be increased with the effect from 01
JUN 2010 on the basis as specified
		Management	For	For
O.11
Approve the remuneration, payable quarterly in arrear, to the Non-
Executive Directors of the Company for serving on Committees of the Board, be increased with the effect from 01 JUN 2010 on the basis as specified
		Management	For	For
O.12
Amend the AngloGold Limited Share Incentive Scheme, as
reflected in the conformed copy thereof tabled at the AGM and initialled by the Chairman of such meeting for the purposes of identification, be approved
		Management	For	For
O.13
Amend the AngloGold Ashanti Limited Long Term Incentive Par
2005, as reflected in the conformed copy thereof tabled at the
AGM and initialed by the Chairman of such meeting for the
purposes of identification, be approved
		Management	For	For
O.14
Amend the AngloGold Ashanti Limited Bonus Share Plan 2005, as
reflected in the conformed copy thereof tabled at the AGM and initialed by the Chairman of such meeting for the purposes of identification, be and they are hereby approved
		Management	For	For
O.15
Authorize the subject to the provisions of the Companies Act,
1973, as amended, the Companies Act, 2008 and the listing
requirements of the JSE Limited, from time to time, 17,000,000 ordinary shares of ZAR 0.25 each in the authorized but unissued share capital of the Company be and they are placed under the control of the Directors as a specific authority and instruction to issue such shares in accordance with the provisions of any
incentive schemes adopted by the Company from time to time,
including but not limited to, the AngloGold Ashanti Share CONTD.
		Management	For	For
-
CONTD. Incentive Scheme, AngloGold Ashanti Limited Long
Term Incentive Plan-2005, and the AngloGold Ashanti Limited
Bonus Share Plan 2005, such specific-and authority and
instruction superseding any prior specific authorities and-
instructions granted to the Directors of the Company to issue shares for the-purposes of any incentive schemes adopted by the
Company
Non-Voting
O.16
Approve the remuneration policy of the Company as set out below as a non-binding advisory vote of shareholders of the Company in terms of the King report on Corporate Governance for South
Africa 2009: the remuneration committee sets and monitors
executive remuneration for the Company; in line with the
executive remuneration policy; this policy has as its objectives to:
attract, award and retain executives of the highest caliber; align
		Management	For	For

the behaviour and performance of executives with the company's strategic goals, in the overall interests of shareholders; ensure the appropriate balance between short, medium, and long-term
rewards and incentives, with the latter being closely linked to structured Company performance targets and strategic objectives that are in place from time to time; and ensure that regional
CONTD.

-
Management is competitively rewarded within a global
remuneration policy,-which recognizes both local and global
market place; the Company aims to be-the leading gold mining
Company in the medium term and the leading mining-Company in the long-term; in order to achieve this, the Company must be in a-
position to attract the best talent available in the industry and its-
remuneration packages must therefore be comparable to those of the leading-mining Companies globally; the remuneration policy is devised to support this-business strategy; in particular the remuneration committee is responsible-for: the remuneration
packages for Executive Directors and other Members of-the
Executive Committee of the Company including, but not limited to, basic-salary, performance based long-term and short-term
CONTD.
Non-Voting
-
CONTD. incentives, pensions, and other benefits; and the design and operation-of the Company's executive share option and other incentive schemes; the-following principles are applied to give effect to the remuneration policy-and to determine executive remuneration: to attract, reward and retain-executives of the highest calibre, executive remuneration is benchmarked-against a comparator group of global and selected South African mining and-multi-national Companies; the most recent benchmarking
exercise conducted by-independent consultants indicates that the total remuneration of the-executive Directors is close to the median of the comparator group, but the-remuneration of the
Executive Vice Presidents  EVPs  lags that of peer group,-specific cash-based retention plans  settled after a three year CONTD.
Non-Voting
-
CONTD. period  have been put in place to address this issue;
however, a-systemic adjustment of the remuneration levels for executives and senior-management is required to ensure that the
Company's remuneration levels are-consistent with global pay levels, and that the Company can complete-effectively in the global market; to ensure the appropriate balance between-short, medium, and long-term incentives, annual remuneration is a
combination-of base pay and short and long-term incentives, with salary comprising about-35%-45% of annual remuneration if the
AngloGold Ashanti Limited Bonus Share-Plan 2005  BSP  and the
AngloGold Ashanti Limited Long Term Incentive Plan-2005,  LTIP
targets are achieved; to align the behaviour and performance of-
executives with the Company's strategic goals, all incentive plans align-performance CONTD.
Non-Voting
-
CONTD. targets with the shareholders interests; the quantum of the short-term-incentive and the related BSP shares are
determined with respect to current-performance, while the vesting of the LTIP award is determined with respect-to Company
performance over the 3 years following the date of grant; during-
2009, the key remuneration decisions taken were as follows: in
2009 the Chief-Executive Officers initial 2 years contract was
Non-Voting

replaced by a contract with a-12 month notice period and his remuneration package was restructured in-accordance with
conditions of employment for permanent employees; the chief-
financial officers offshore payment was increased to cater for tax payable on-this amount from 1 APR 2009;as a result of
benchmarking exercise mentioned-above, adjustments in excess of the South CONTD.

-
CONTD. African inflationary increases were made to close the gap between the-EVP basic salaries and the comparator group
median; the outcome of this-review, as it effects EVP basic
salaries, is explained in the Annual-Financial Statements 2009, a copy of which is available on the company's-website on
www.anglogoldashanti.Com
Non-Voting
S.17
Approve the acquisition in terms of the Companies Act, 1973, as amended, Existing Companies Act , the Companies Act 2008
New Companies  and the listings requirements of the JSE limited by the Company of ordinary shares issued by the Company, and the acquisition in terms of the Companies Act, the new
Companies Act and the listings requirements of the JSE limited, by any of the Company's subsidiaries, from time to time, of
ordinary shares issued by the Company, is hereby approved as a general approval provided that: any such acquisition of shares shall be through the order book operated by the JSE Limited
Trading system and done without any prior understanding or
arrangement between the Company and the Counter party; and/or on the open market of any other stock exchange on which the
shares are listed or may be listed CONTD.
		Management	For	For
-
CONTD. and on which the Company may, subject to the approval of the JSE-Limited and any other stock exchange as necessary, wish to effect such-acquisitions of shares; this approval shall be valid only until the next AGM-of the Company, or for 15 months from the date of this resolution, whichever-period is shorter; an announcement containing details of such acquisitions-will be published as soon as the Company, or the subsidiaries
collectively,-shall have acquired ordinary shares issued by the
Company consisting on a-cumulative basis not less than 3% of the number of ordinary shares in the-Company in issue as at the date of this approval; and an announcement-containing details of such acquisitions will be published in respect of each-subsequent acquisition by either the CONTD.
Non-Voting
-
CONTD. Company or by the subsidiaries collectively, as the case may be, of-ordinary shares issued by the Company, constituting, on a cumulative basis,-not less than 3% of the number of ordinary shares in the Company in issue as-at the date of this approval; the
Company, and its subsidiaries collectively,-shall not in any FY be entitled to acquire ordinary shares issued by the-Company,
constituting, on a cumulative basis, more than 5% of the number of-ordinary shares in the Company in issue as at the date of this approval;-shares issued by the Company may not be acquired at a price greater than 10%-above the weighted average market
price of the Company's shares for the 5-business days
immediately preceding the date of the acquisition
Non-Voting

VEOLIA ENVIRONNEMENT, PARIS
Security	F9686M107	Meeting Type		MIX
Ticker Symbol		Meeting Date	07-May-2010
ISIN	FR0000124141	Agenda		702371965 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 683938 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.     The followin-g applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions will-be
forwarded to the Global Custodians that have become Registered
Intermediar-ies, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Gl-obal Custodian will sign the Proxy
Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
Non-Voting
	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLI-CKING ON THE MATERIAL URL LINK: https://balo.journal- officiel.gouv.fr/pdf/2010-/0331/201003311000941.pdf	Non-Voting
o.1	Approve the reports and financial statements for the FY 2009	Management	For	For
o.2	Approve the consolidated financial statements for the FY 2009	Management	For	For
o.3	Approve the expenditures and non tax-deductible expenses pursuant to Article 39-4 of the General Tax Code	Management	For	For
o.4	Approve the allocation of income and date of payment of the dividend	Management	For	For
o.5	Approve the option for the payment of the dividend in shares	Management	For	For
o.6	Approve the regulated agreements and undertakings [out of agreements and undertakings relating to Corporate Officers]	Management	For	For
o.7	Approve the regulated agreements and undertakings [out of Agreements and Undertakings relating to Corporate Officers]	Management	For	For
o.8	Approve the undertaking pursuant to Article L. 225-42-1 of the Commercial Code relating to a Corporate Officer	Management	For	For
o.9	Approve the renewal of Mr. Daniel Bouton's term as a Board Member	Management	For	For
o.10	Approve the renewal of Mr. Jean-Fran ois Dehecq's term as a Board Member	Management	For	For
o.11	Approve the renewal of Mr. Paul-Louis Girardot's term as a Board Member	Management	For	For
o.12	Ratify the co-optation of Mrs. Esther Koplowitz as a Board Member and renewal of her term as a Board Member	Management	For	For
o.13	Approve the renewal of Mr. Serge Michel's term as a Board Member	Management	For	For
o.14	Approve the renewal of Mr. Georges Ralli's term as a Board Member	Management	For	For
o.15	Appointment of Groupe Industriel Marcel Dassault as a Board Member	Management	For	For
o.16	Appointment of Mr. Antoine Frerot as a Board Member	Management	For	For
o.17	Authorize the Board of Directors to operate on the shares of the Company	Management	For	For
e.18
Authorize the Board of Directors to decide on the share capital increase by issuing shares and/or securities, with preferential subscription rights,  giving access to the capital of the Company and/or issuance of securities  entitling to the allotment of debt securities
		Management	For	For
e.19
Authorize the Board of Directors to decide on the share capital increase by issuing shares and/or securities, without preferential subscription rights, giving access to the capital of the Company and/or issuance of securities  entitling to the allotment of debt securities by way of public offer
		Management	For	For
e.20
Authorize the Board of Directors to decide on the share capital increase by issuing shares and/or securities, without preferential subscription rights, giving access to the capital of the Company and/or issuance of securities entitling to the allotment of debt securities by private investment pursuant to Article L.411-2,II of the Monetary and Financial Code
		Management	For	For
e.21
Approve the possibility to issue shares or securities giving access, without preferential subscription rights, as remuneration for the contribution in  kind concerning the equity securities or securities giving access to the  capital
		Management	For	For
e.22	Authorize the Board of Directors to decide on the share capital increase by incorporation of premiums, reserves, profits or others	Management	For	For
e.23	Authorize the Board of Directors to increase the number of securities to be issued in the event of capital increase with or without preferential subscription rights	Management	For	For
e.24
Authorize the Board of Directors to decide on the share capital increase by issuing shares or securities giving access to the capital reserved to the  Members of Saving Plans with cancellation of preferential subscription rights in favor of the latter
		Management	For	For
e.25	Authorize the Board of Directors to increase the share capital with cancellation of preferential subscription rights of the shareholders in favor of a category of beneficiaries	Management	For	For
e.26
Authorize the Board of Directors to grant options to subscribe or purchase shares benefiting on the one hand, employees of the
Company and on the other hand employees and Corporate
Officers of Companies or groups associated to the Company in accordance with Article L. 225-180 of the Commercial Code
		Management	For	For
e.27	Authorize the Board of Directors to reduce the share capital by cancellation of treasury shares	Management	For	For
e.28
Authorize the Board of Directors to decide, during a period of public offer, on the issuance of warrants to subscribe on
preferential terms, to shares of the Company, including free allocation to all the shareholders of the Company
		Management	For	For
e.29	Approve the ability for the Board of Directors to appoint censors and to carry out consequential amendment of the statutes	Management	For	For
o.e30	Grant powers to accomplish the formalities	Management	For	For
o.31	Appoint Qatari Diar Real estate Investment Company as the Board Member	Management	For	For

CENTRICA PLC, WINDSOR BERKSHIRE
Security	G2018Z143	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	10-May-2010
ISIN	GB00B033F229	Agenda		702311971 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the report and accounts	Management	For	For
2	Approve the remuneration report	Management	For	For
3	Declare a final dividend	Management	For	For
4	Re-appoint Roger Carr	Management	For	For
5	Re-appoint Helen Alexander	Management	For	For
6	Re-appoint Phil Bentley	Management	For	For
7	Re-appoint Nick Luff	Management	For	For
8	Re-appoint Chris Weston	Management	For	For
9	Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company, to hold office until the conclusion of the next general meeting at which accounts are laid	Management	For	For
10	Authorize the Directors to determine the Auditors remuneration	Management	For	For
11	Grant authority for political donations and political expenditure in the European Union	Management	For	For
12	Grant authority to allot shares	Management	For	For
S.13	Grant authority to disapply pre emption rights	Management	For	For
S.14	Grant authority to purchase own shares	Management	For	For
S.15	Adopt the new Articles of Association	Management	For	For
S.16	Approve the notice of general meetings	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF AUDITOR NAME IN RESOLUTI-ON 9. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY-FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

GPT GROUP
Security	Q4252X106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	10-May-2010
ISIN	AU000000GPT8	Agenda		702363487 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
VOTING EXCLUSIONS APPLY TO THIS MEETING FOR
PROPOSAL 11 AND VOTES CAST BY ANY-INDIVIDUAL OR
RELATED PARTY WHO BENEFIT FROM THE PASSING OF
THE PROPOSAL WILL-BE DISREGARDED. HENCE, IF YOU
HAVE OBTAINED BENEFIT OR DO EXPECT TO OBTAIN-
FUTURE BENEFIT YOU SHOULD NOT VOTE (OR VOTE
"ABSTAIN") FOR THE RELEVANT-PROPOSAL ITEM.
Non-Voting
-	To receive the Directors' report and financial statements for the YE 31 DEC-2009 together with the Auditor's report	Non-Voting
1	Re-elect Ms. Anne McDonald as a Director of the Company, who retires in accordance with rule 49 of the Company's Constitution	Management	For	For
2	Election of Mr. Rob Ferguson as a Director of the Company	Management	For	For
3	Election of Mr. Brendan Crotty as a Director of the Company	Management	For	For
4	Election of Dr. Eileen Doyle as a Director of the Company	Management	For	For
5	Adopt the remuneration report for the YE 31 DEC 2009	Management	For	For
S.6	Approve the amendments to the Constitution as set out in the Explanatory Memorandum to this notice of the meeting	Management	For	For
S.7	Approve the amendments to the Trust Deed as set out in the Explanatory Memorandum to this notice of the meeting	Management	For	For
8
Approve, subject to Unitholders passing Resolution 9 below, for the purposes of Section 254H of the Corporations Act and for all other purposes, to consolidate the issued capital of the Company on the basis that every 5 shares be consolidated into 1 share, and authorize the Directors of the Company, where this consolidation results in a fraction of a share being held by a shareholder, under
Rule 32 of the Constitution, to round that fraction up to the nearest whole share (subject to the Board's discretions in Rule 32), with the consolidation taking effect on 19 MAY 2010
		Management	For	For
9
Approve, subject to Securityholders passing Resolution 8 above, for the purposes of Clause 3.2 of the Trust Deed and for all other purposes, that GPT RE Limited shall consolidate the issued units of the Trust pursuant to Clause 3.2 of the Trust Deed on the basis that every 5 units be consolidated into 1 unit, and authorize GPT
RE Limited, where this consolidation results in a fraction of a unit being held by a unitholder, under Clause 3.2 of the Trust Deed, to round that fraction up to the nearest whole unit if the Board of
GPT also determines to round up the shares in the Company
which are held by that unitholder in its capacity as a shareholder, with the consolidation taking effect on 19 MAY 2010
		Management	For	For
10	Approve and adopt the GPT Group Stapled Security Rights Plan (the Plan), as amended in the manner described in the Explanatory Memorandum to this Notice of Meeting	Management	For	For
11
Authorize the Company to grant to the Company's Chief Executive
Officer and Managing Director, Mr. Michael Cameron,
Performance Rights under the GPT Group Stapled Security Rights
Plan on the terms set out in the Explanatory Memorandum to the notice of the meeting
		Management	For	For
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO REMOVAL
OF RECORD DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

K+S AKTIENGESELLSCHAFT, S AKTIENGESELLSCHAFT
Security	D48164103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	11-May-2010
ISIN	DE0007162000	Agenda		702311515 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS 20 APR 2010, WHEREAS-THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
GE-RMAN LAW. THANK YOU
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY wit-h the report of the Supervisory Board, the group financial statements, the gro-up annual report, and the reports pursuant to Sections 289(4) and 315(4) of th-e German
Commercial code
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
46,149,746.16 as follows: payment of a dividend of EUR 0.20 per no-par share EUR 7,869,746.16 shall be carried forward ex-
dividend and payable date: 12 MAY 2010
		Management	For	For
3.	Approval of the remuneration system for Members of the Board of Managing Director's	Management	For	For
4.	Ratification of the acts of the Board of Managing Directors	Management	For	For
5.	Ratification of the acts of the Supervisory Board	Management	For	For
6.	Election of George Cardona to the Supervisory Board	Management	For	For
7.	Appointment of the Auditors for the 2010 FY: Deloitte + Touche GMBH, Hanover	Management	For	For
8.
Resolution on the authorization to issue convertible and/or warrant bonds, the creation of contingent capital and the corresponding amendment to the Articles of Association the existing
authorization approved by the shareholders' meeting of 10 MAY
2006, to issue convertible and/or warrant bonds and the creation of contingent capital shall be revoked; the board of Managing
Directors shall be authorized, with the consent of the Supervisory
Board, to issue registered and/or bearer bonds of up to EUR
1,500,000,000 conferring convertible and/or option rights for shares of the Company, on or before 10 MAY 2015; shareholders shall be granted subscription rights except for the issue of bonds conferring convertible and/or option rights for shares of the
Company of up to 10% of the share capital at a price not
		Management	For	For

materially below their theoretical market value, for the granting of such rights to holders of convertible and/or option rights, for residual amounts, and for the issue of bonds for acquisition purposes; the Company's share capital shall be increased
accordingly by up to EUR 19,140,000 through the issue of up to
19,140,000 new no-par shares, insofar as convertible and/or
option rights are exercised [contingent capital]

9.
Resolution on the creation of new authorized capital and
amendments to the Articles of Association the existing
authorization in item 8 approved by the shareholders' meeting of
10 MAY 2006, shall be revoked; the Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to increase the share capital by up to EUR 57,420,000 through the issue of new bearer no-par shares against contributions in cash and/or kind, for a period of 5 years, on or before 10 MAY 2015;
shareholders' subscription rights may be excluded if the shares are issued at a price not materially below the market price of identical shares, and for residual amounts
		Management	For	For
10.
Resolution on the authorization to acquire own shares the
Company shall be authorized to acquire own shares of up to 10%
of its share capital, at a price not differing more than 10% from the market price of the shares, on or before 10 MAY 2015; the Board of Managing Directors shall be authorized to sell the shares on the stock exchange or by a rights offering, to dispose of the shares in a manner other than the stock exchange or an offer to all
shareholders if the shares are sold at a price not materially below their market price, to use the shares for acquisition purposes or for satisfying option and convertible rights, and to retire the shares
		Management	For	For

ESSILOR INTL-CIE GLE OPTIQUE
Security	F31668100	Meeting Type		MIX
Ticker Symbol		Meeting Date	11-May-2010
ISIN	FR0000121667	Agenda		702314131 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-
French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions. The following ap-plies to Non-
Resident Shareowners: Proxy Cards: Voting instructions will be fo-
rwarded to the Global Custodians that have become Registered
Intermediaries, o-n the Vote Deadline Date. In capacity as
Registered Intermediary, the Global C-ustodian will sign the Proxy
Card and forward to the local custodian. If you a-re unsure
whether your Global Custodian acts as Registered Intermediary, pleas-e contact your representative
Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLIC-KING ON THE MATERIAL URL LINK: https://balo.journal- officiel.gouv.fr/pdf/2010/-0324/201003241000817.pdf	Non-Voting
O.1	Approve the Company's accounts for the YE 31 DEC 2009	Management	For	For
O.2	Approve the consolidated accounts for the YE 31 DEC 2009	Management	For	For
O.3	Approve the allocation of the profit and setting of the dividend	Management	For	For
O.4	Approve the agreement regulated under Article L. 225-38 of the Code de Commerce - Compensation for breaking Mr. Sagnieres' contract	Management	For	For
O.5	Approve the agreement regulated under Article L. 225-38 of the Code de Commerce	Management	For	For
O.6	Ratify the co-opting of a Director - Mr. Yi He	Management	For	For
O.7	Approve the renewal of a Director's appointment - Mr. Xavier Fontanet	Management	For	For
O.8	Approve the renewal of a Director's appointment - Mr. Yves Chevillotte	Management	For	For
O.9	Approve the renewal of a Director's appointment - Mr. Yves Gillet	Management	For	For
0.10	Approve the nomination of a new Director - Mrs. Mireille Faugere	Management	For	For
O.11	Approve the Directors' attendance fees	Management	For	For
O.12	Approve the redemption of the Company's shares	Management	For	For
E.13	Authorize the Board of Directors to reduce the authorized capital by cancelling the Company's shares	Management	For	For
E.14	Authorize the Board of Directors to increase the authorized capital by issuing shares reserved for members of a corporate Personal Equity Plan	Management	For	For
E.15	Authorize the Board of Directors to grant share subscription options as specified	Management	For	For
e.16	Grant authority to award free shares - referred to as Company performance - to employees and to Executive Directors of Essilor International and affiliated Companies	Management	For	For
e.17	Approve the overall cap on the authorizations to grant share subscription options and to award shares in the Company	Management	For	For
e.18
Authorize the Board of Directors for the purpose of issuing
transferable securities giving access immediately or at some future date to the authorized capital, with the preferential right of subscription maintained
		Management	For	For
e.19	Approve the option to increase the amount of an issue if it is oversubscribed	Management	For	For
e.20
Authorize the Board of Directors for the purpose of issuing
transferable securities in the form of debt securities giving access on maturity to equity security, with the preferential right of subscription cancelled, but with a priority subscription period
		Management	For	For
e.21	Approve the option to increase the amount of an issue if it is oversubscribed	Management	For	For
e.22	Authorize the Board of Directors to increase the authorized capital by incorporation of reserves, profits, bonuses or other funds whose capitalization is admissible	Management	For	For
e.23	Approve the option to issue shares without exercising a preferential right of subscription in order to pay for one or more contributions in kind	Management	For	For
e.24	Authorize the Board of Directors to issue share subscription warrants to be awarded free to shareholders in the event of a public offer of equity in the Company	Management	For	For
e.25	Amend the Article 12 of the Articles of Association: Board of Directors - 1. Composition	Management	For	For
e.26	Approve the Harmonising of Articles 12 and 14 of the Articles of Association, which are redundant concerning the terms of office of the Directors	Management	For	For
e.27	Amend the Article 24 of the Articles of Association: Holding meetings 3. Quorum - Vote [Extract]	Management	For	For
e.28	Authorize the powers for formalities	Management	For	For

HOCHTIEF AG, ESSEN
Security	D33134103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	11-May-2010
ISIN	DE0006070006	Agenda		702321720 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS 20 APR 2010 , WHEREA-S THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. TH-IS IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
G-ERMAN LAW. THANK YOU
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY wit-h the report of the supervisory Board, the group financial statements and grou-p annual report as well as the report by the Board of mds pursuant to sections-289(4) and 315(4) of the
German Commercial Code
Non-Voting
2.
Resolution on the appropriation of the distributable profit of eur
105,000,000 as follows: payment of a dividend of EUR 1.50 per share EUR 5,183,527.50 shall be carried forward ex-dividend and payable date 12 MAY 2010
		Management	For	For
3.	Ratification of the acts of the Board Managing Directors	Management	For	For
4.	Ratification of the acts of the Supervisory Board	Management	For	For
5.	Approval of the compensation system for the Board of Managing Directors, set forth in detail in the Company's Corporate Governance report	Management	For	For
6.	Appointment of the Auditors for the 2010 FY: Deloitte + Touche GMBH, Munich	Management	For	For
7.
Authorization to acquire own shares the Company shall be
authorized to acquire own shares of up to 10% of its share capital, at prices not deviating more than 10% from their market price, on or before 10 NOV 2010
		Management	For	For
8.
Resolution on the authorization to issue warrant, convertible or income bonds, or profit-sharing rights, the creation of contingent capital, and the corresponding amendments to the Articles of
Association the Board of Managing Director's shall be authorized, with the consent of the Supervisory Board, to issue bonds and/or profit-sharing rights of up to EUR 1,000,000,000, possibly
conferring a conversion or option right for new shares of the
Company, on or before 10 MAY 10 2015, shareholders shall be
granted subscription rights, except for residual amounts, for the
		Management	For	For

granting of such rights to holders of conversion or option rights, for the issue of bonds at a price not materially below their theoretical market value, and for the issue of profit-sharing rights or income bonds with debenture like features, the share capital shall be increased accordingly by up to EUR 44,800,000 through the issue of up to 17,500,000 new bearer shares, insofar as conversion or option rights are exercised

9.
Resolution on the renewal of the authorized capital, and the corresponding amendments to the Articles of Association the
authorized capital i shall be revoked, the Board of Managing
Director's shall be authorized, with the consent of the Supervisory
Board, to increase the share capital by up to EUR 53,760,000 through the issue of new bearer shares against payment in cash and/or kind, on or before 10 MAY 2015 [new authorized capital shareholders shall be granted subscription rights, except for the issue of shares at a price not materially below their market price, for the issue of shares against payment in kind, for residual amounts, and to grant such rights to holders of option or
conversion rights
		Management	For	For
10.
Approval of the profit transfer agreements with the Company's wholly owned subsidiaries HOCHTIEF Projektentwicklung Gmbh,
Deutsche Bau-Und Siedlungs-GmbH, Eurafrica Bau-GmbH, and
HOCHTIEF Corporate Space Management GmbH
		Management	For	For
11.	Approval of the control and profit transfer agreement with the Company's wholly owned subsidiary HOCHTIEF Construction GmbH	Management	For	For
12.	Approval of the control agreement with the Company's wholly owned subsidiary HOCHTIEF Concessions AG	Management	For	For
13.
Amendments to the Articles of Association in connection with the shareholder rights Directive Implementation Law (ARUG) Section
20 shall be amended in respect of the shareholders' meeting
being called within the statutory period, and of shareholders receiving information by electronic means, Section 21 shall be revised in respect of attendance at shareholders' meetings being contingent upon registration with the Company at least 6 days in advance and provision of proof of shareholding as per the 21st day prior to the meeting, and in respect of the permissibility of online participation and absentee voting, Section 23 shall be amended in respect of the facilitation of proxy voting
		Management	For	For
14.	Election of Manfred Wennemer to the Supervisory Board	Management	For	For

UNILEVER N V
Security	N8981F271	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	11-May-2010
ISIN	NL0000009355	Agenda		702335046 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Consideration of the annual report for the 2009 financial year submitted by th-e Board of Directors, including the Dutch
Corporate Governance Code and the Di-rectors' remuneration
report of the Remuneration Committee; consideration of t-he way in which Unilever applies the Dutch Corporate Governance Code
Non-Voting
2
Adoption of the Annual Accounts and appropriation of the profit for the 2009 financial year: it is proposed that: (i) the annual accounts for the 2009 financial year drawn up by the Board of Directors be adopted; and (ii) the profit for the 2009 financial year be
appropriated for addition to the balance sheet item "Profit
retained" EUR 1,287,000,000
		Management	For	For
3	Discharge of Executive Directors: it is proposed that the Executive Directors in office in the 2009 financial year be discharged for the fulfillment of their task in the 2009 financial year	Management	For	For
4	Discharge of Non-Executive Directors: it is proposed that the Non- Executive Directors in office in the 2009 financial year be discharged for the fulfillment of their task in the 2009 financial year	Management	For	For
5	To re-appoint Mr. P G J M Polman as an Executive Director	Management	For	For
6	To appoint Mr. R J-M S Huet as an Executive Director	Management	For	For
7	To re-appoint Professor L O Fresco as a Non-Executive Director	Management	For	For
8	To re-appoint Ms. A M Fudge as a Non-Executive Director	Management	For	For
9	To re-appoint Mr. C E Golden as a Non-Executive Director	Management	For	For
10	To re-appoint Dr. B E Grote as a Non-Executive Director	Management	For	For
11	To re-appoint Ms. H Nyasulu as a Non-Executive Director	Management	For	For
12	To re-appoint Mr. K J Storm as a Non-Executive Director	Management	For	For
13	To re-appoint Mr. M Treschow as a Non-Executive Director	Management	For	For
14	To re-appoint Mr. J van der Veer as a Non-Executive Director	Management	For	For
15	To re-appoint Mr. P Walsh as a Non-Executive Director	Management	For	For
16	To appoint The Rt Hon Sir Malcolm Rifkind MP as a Non- Executive Director	Management	For	For
17	To approve the Management Co-Investment Plan	Management	For	For
18	To approve the amendment to the performance conditions of the annual bonus for Executive Directors	Management	For	For
19	To approve the amendments to the performance conditions of the long-term incentive arrangements	Management	For	For
20
It is proposed by the Board of Directors that: (i) the Articles of
Association of the Company be amended and the Company's
capital be reduced in conformity with the draft prepared by De
Brauw Blackstone Westbroek N.V., dated 31 March 2010; and (ii)
in connection with this amendment of the Articles of Association, any and all Directors of the Company, any and all Company
Secretaries and Deputy Secretaries and any and all lawyers
practicing with De Brauw Blackstone Westbroek N.V. be
authorized to apply for the required ministerial declaration of no-
objection and to execute the notarial deed of amendment to the
Articles of Association
		Management	For	For
21
The Board of Directors be authorized, in accordance with Article
98 of Book 2 of the Netherlands Civil Code, for the period running from 11 May 2010 until 11 November 2011 to cause the Company to purchase, either through purchase on a stock exchange or
otherwise, any and all of its own 6% cumulative preference shares and 7% cumulative preference shares (and depositary receipt
thereof) on the following terms: (i) the purchase price, excluding expenses and interest, for each 6% cumulative preference share
(each in the form of one share or ten sub-shares) is not lower than
EUR 0.01 (one eurocent) and not higher than EUR 575.50 plus a compensation for accrued dividend (in relation to the relevant financial year) until the date of repurchase; and (ii) the purchase price, excluding expenses and interest, for each 7% cumulative preference share (each in the form of one share or ten sub-shares or depositary receipts thereof) is not lower than EUR 0.01 (one eurocent) and not higher than EUR 671.40 plus a compensation for accrued dividend (in relation to the relevant financial year) until the date of repurchase
		Management	For	For
22
To authorize the Board of Directors, in accordance with Article 98 of Book 2 of the Netherlands Civil Code, for the period running from 11 May 2010 until 11 November 2011 to cause the Company to purchase, either through purchase on a stock exchange or
otherwise, its own ordinary shares or depositary receipts thereof with a maximum of 10% of the issued share capital as shown in the annual accounts for the financial year 2009 at a purchase price per share or depositary receipt thereof, excluding expenses, not lower than EUR 0.01 (one eurocent) and not higher than 10%
above the average of the closing price of the shares on the NYSE
Euronext stock exchange in Amsterdam for the five business days before the day on which the purchase is made
		Management	For	For
23
To reduce the issued share capital through cancellation of
ordinary shares and depositary receipts thereof; the purpose of the reduction is to create flexibility with respect to the Company's capital structure; it is restricted to a maximum of 10% of the issued share capital as shown in the annual accounts for the financial year 2009; only ordinary shares held by the Company or for which the Company holds depositary receipts may be cancelled; shares that the Company holds in treasury for hedging share (option)
plans will not be cancelled; the number of shares that will be cancelled following this resolution will be determined by the Board of Directors; each time the amount of the capital reduction will be stated in the resolution of the Board of Directors that shall be filed at the Chamber of Commerce in Rotterdam
		Management	For	For
24
Renewal of this authority is sought at the AGM each year; it is proposed to designate the Board of Directors as the Company
Body, in accordance with Articles 96 and 96a of Book 2 of the
Netherlands Civil Code to resolve to issue, or to grant rights to subscribe for, shares not yet issued and to restrict or exclude the statutory pre-emption rights that accrue to shareholders upon issue of shares, on the understanding that this authority is limited to 10% of the issued share capital of the Company, plus an
additional 10% of the issued share capital of the Company in connection with or on the occasion of mergers and acquisitions;
there is no current intention to use this authority; the authority sought from the AGM is for the period running from 11 May 2010 until 11 November 2011
		Management	For	For
25
Pursuant to Article 34, paragraph 3, of the Articles of Association,
Auditors charged with the auditing of the annual accounts for the current financial year are to be appointed each year; it is proposed that, in accordance with Article 393 of Book 2 of the Netherlands
Civil Code, PricewaterhouseCoopers Accountants N.V. be
appointed to audit the annual accounts for the 2010 financial year
		Management	For	For
26	Questions and close of Meeting	Non-Voting
	PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING AT THIS GENERAL MEETING ARE RE-LAXED AS THERE IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED WITH THIS M-EETING. THANK YOU.	Non-Voting

CAPITA GROUP
Security	G1846J115	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	11-May-2010
ISIN	GB00B23K0M20	Agenda		702369871 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2009	Management	For	For
2	Approve the Directors' remuneration report for the YE 31 DEC 2009	Management	For	For
3	Declare a final dividend of 11.2p per ordinary share	Management	For	For
4	Re-elect Paul Pindar as a Director	Management	For	For
5	Re-elect Simon Pilling as a Director	Management	For	For
6	Re-elect Bill Grimsey as a Director	Management	For	For
7	Re-appoint Ernst & Young LLP as the Auditors of the Company	Management	For	For
8	Authorize the Directors to fix the remuneration of Ernst & Young LLP	Management	For	For
9
Authorize the Directors, pursuant to Section 551 of the Companies
Act 2006, to allot relevant securities  Allotment Rights ; up to an aggregate nominal amount of GBP 4,249,438.17;  Authority
expires at earlier the conclusion of the next AGM of the Company or 10 NOV 2011 ; and the Directors shall entitled to allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
		Management	For	For
S.10
Authorize the Directors, subject to the passing of Resolution 9 and pursuant to Section 570 of the 2006 Act, to allot equity securities
Section 560  for cash, pursuant to the authority conferred by
Resolution 9, disapplying the statutory pre-emption rights  Section
561 , provided that this power is limited to the allotment of equity securities: a) in connection with a rights issue, open offer or other offer of securities in favor of ordinary shareholders; b) up to an aggregate nominal amount of GBP 643,854.25; Authority shall
expire upon the expiry of the general authority conferred by
Resolution 9 ; and the Directors shall be entitled to allot equity securities pursuant to any such offer or agreement as if the power conferred hereby not expired
		Management	For	For
S.11	Approve the general meeting of the Company that is not AGM may be called by not less than 14 clear days' notice	Management	For	For
S.12
Authorize the Company, pursuant to Section 701 of the
Companies Act 2006, to make market purchases  Section 693 of the Act  of up to 62,298,429 ordinary shares, at a minimum price which is the nominal value of such share; and a maximum price which may be paid for such a share is the maximum price
permitted under the Financial Services Authority's Listing rules or in case of a tender offer, 5% of the average middle market
quotations for such shares derived from the London Stock
Exchange Daily Official List, over the previous 5 business days immediately preceding the date on which the terms of the tender offer are announced;  Authority expires the earlier of the
conclusion of the next AGM of the Company or 10 NOV 2011 ;
Contd.
		Management	For	For
CONT
Contd. and the Company, before the expiry, may make a contract to purchase-ordinary shares which will or may be executed wholly or partly after such-expiry; and all shares purchased pursuant to the authority conferred by this-resolution 11 shall be cancelled immediately on completion of the purchase or-held in treasury
Non-Voting
13
Approve and adopt the rules of the Capita Group Plc SAYE Plan the SAYE Plan , the principal terms as specified and authorize the
Directors of the Company to make such amendments to the SAYE
Plan as may be necessary to obtain HMRC, to the SAYE Plan and to do all things necessary to carry the SAYE Plan into effect; and
authorize the Directors of the Company to establish further plans based on the SAYE Plan but modified to take account of local tax, exchange control or securities Laws in any overseas jurisdiction provided that the shares made available under the SAYE Plan are treated as counting towards the limits on participation in the SAYE
Plan
		Management	For	For
14
Approve and adopt the rules of the Capita Group Plc 2010
Deferred Annual Bonus Plan  the DAB Plan , the principal terms as specified and authorize the Directors of the Company to do or procure to be done all such acts and things as they, in their absolute discretion may consider necessary or desirable to
implement the DAB Plan in accordance with its terms; and
authorize the Directors of the Company to establish further plans based on the DAB Plan but modified to take account of local tax, exchange control or securities Laws in any overseas jurisdiction provided that the shares made available under such further Plans are treated as counting towards the limits on participation in the
DAB Plan
		Management	For	For

SOHO CHINA LTD
Security	G82600100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	11-May-2010
ISIN	KYG826001003	Agenda		702369908 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100409/LTN2 0100409737.pdf-	Non-Voting
1	Receive and adopt the audited consolidated financial statements of the Company and the reports of the Directors and Auditors for the YE 31 DEC 2009	Management	For	For
2	Declare the final dividend for the YE 31 DEC 2009	Management	For	For
3	Re-elect Mr. Pan Shiyi as a Director of the Company	Management	For	For
4	Re-elect Ms. Yan Yan as a Director of the Company	Management	For	For
5	Re-elect Dr. Ramin Khadem as a Director of the Company	Management	For	For
6	Authorize the Board of Directors to fix the remuneration of the Directors	Management	For	For
7	Re-appoint KPMG as the Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For
8.A	Authorize the Directors to allot, issue and deal with additional shares not exceeding 20% of the issued share capital of the Company	Management	For	For
8.B	Authorize the Directors to repurchase shares not exceeding 10% of the issued share capital of the Company	Management	For	For
8.C
Approve to extend the authority given to the Directors pursuant to
Ordinary Resolution 8(A) to issue shares by adding to the issued share capital of the Company the number of shares repurchased under Ordinary Resolution 8(B)
		Management	For	For

GOME ELECTRICAL APPLIANCES HOLDING LTD
Security	G3978C124	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	11-May-2010
ISIN	BMG3978C1249	Agenda		702376206 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS NUMBERS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100412/LTN2 0100412017.pdf	Non-Voting
1	Receive and adopt the audited financial statements and the reports of the Directors and Auditors for the YE 31 DEC 2009	Management	For	For
2.a	Re-elect Mr. Ng Kin Wah as an Executive Director of the Company	Management	For	For
2.b	Re-elect Mr. Zhu Jia as a Non-Executive Director of the Company	Management	For	For
2.c	Re-elect Mr. Ian Andrew Reynolds as a Non-Executive Director of the Company	Management	For	For
2.d	Re-elect Ms. Wang Li Hong as a Non-Executive Director of the Company	Management	For	For
2.e	Re-elect Mr. Sze Tsai Ping, Michael as an Independent Non- Executive Director of the Company	Management	For	For
2.f	Re-elect Mr. Chan Yuk Sang as an Independent Non-Executive Director of the Company	Management	For	For
2.g	Authorize the Board of Directors of the Company to fix the Directors' remuneration	Management	For	For
3	Re-appoint Ernst & Young as the Auditors of the Company and authorize the Board of Directors of the Company to fix their remuneration	Management	For	For
4	Authorize the Directors of the Company the to allot, issue and deal with the Company's shares	Management	For	For
5	Authorize the Directors of the Company to repurchase the Company's shares	Management	For	For
6	Authorize the Directors of the Company to allot, issue and deal with the Company's shares, pursuant to resolution no. 4 by the number of shares repurchased	Management	For	For
0	Any other business	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN RECORD DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DE-CIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

SKANDINAVISKA ENSKILDA BANKEN, STOCKHOLM
Security	W25381141	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	11-May-2010
ISIN	SE0000148884	Agenda		702393884 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID VO-TE OPTION. THANK YOU	Non-Voting

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID  657290 DUE TO CHANGE IN V-OTING STATUS. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED A-ND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1	Opening of the meeting	Non-Voting
2	Election of Sven Unger, Member of the Swedish Bar Association, as a Chairman	Non-Voting
3	Preparation and approval of the voting list	Non-Voting
4	Approval of the agenda	Non-Voting
5	Election of one or two persons to check the minutes of the meeting together wi-th the Chairman	Non-Voting
6	Determination of whether the meeting has been duly convened	Non-Voting
7	Presentation of the annual report and the Auditor's report as well as the cons-olidated accounts and Auditors report on the consolidated accounts	Non-Voting
8	The President's speech	Non-Voting
9	Adopt the profit and loss account and balance sheet as well as the consolidated profit and loss account and consolidated balance sheet	Management	For	For
10
Approve a dividend of SEK 1 per share and Monday 17 MAY 2010 as record date for the dividend, if the meeting decides according to the proposal, the dividend is expected to be distributed by
Euroclear on Thursday 20 MAY 2010
		Management	For	For
11	Grant discharge from liability of the Members of the Board of Directors and the President	Management	For	For
12	Approve the information concerning the work of the Nomination Committee	Management	For	For
13	Approve to determine the number of Directors to be elected by the meeting be set at 11	Management	For	For
14
Approve an unchanged Directors' fee of SEK 7,587,500 to be
distributed as follows: SEK 2,062,500 to the Chairman of the
Board of Directors, SEK 3,525,000 to other Directors elected by the AGM who are not employed in the Bank to be distributed with
SEK 450,000 each to the Vice Chairman and SEK 375,000 to
other Directors, and SEK 2,000,000 for committee work to be
distributed as follows: Risk & Capital Committee, Chairman SEK
510,000, other member SEK 325,000, Audit & Compliance
Committee, Chairman SEK 387,500, other member SEK 195,000
and Remuneration & Human Resources Committee, Chairman
SEK 387,500, other member SEK 195,000; no fee for Committee
work is distributed to the Chairman of the Board and employees in the Bank; Auditors' fee payable according to approved invoice
		Management	For	For
15
Re-elect Annika Falkengren, Urban Jansson,Tuve Johannesson,
Christine Novakovic, Jesper Oresen, Carl Wilhelm Ros, Jacob
Wallenberg and Marcus Wallenberg and election of Birgitta
Kantola and Signhild Arnegard Hansen as the Directors and
Marcus Wallenberg as the Chairman of the Board of Directors
		Management	For	For
16	Approve the decision on a Nomination Committee	Management	For	For
17	Approve the specified guidelines for salary and other remuneration for the President and Members of Group Executive Committee	Management	For	For
18A	Approve the Share Savings Programme 2010	Management	For	For
18B	Approve the Performance Share Programme 2010	Management	For	For
18C	Approve the Share Matching Programme 2010	Management	For	For
19A
Approve to allow the Bank to purchase shares in the Bank in its securities business on a regular basis during the time up to and including the 2011 AGM in accordance with Chapter 7, Section 6 of the Securities Markets Act lagen 2007: 528 om
vardepappersmarknaden up to a number not exceeding 3% of the total number of shares issued at each time in the Bank; the price of the shares purchased shall be the market price prevailing at the time of acquisition
		Management	For	For
19B
Authorize the Board of Directors to decide on the acquisition and sale on the stock exchange of the Bank's own Class A-shares for the year 2010 and previous years' long term equity based
programmes up to a number of 39,100,000 shares; the
authorization may be utilized on one or more occasions; however not longer than until the 2011 AGM; acquisition and sale of shares may only take place at a price within the price interval at any time recorded on the stock exchange, and this shall refer to the internal between the highest buying price and the lowest selling price
		Management	For	For
19C
Approve to resolve that a maximum number of the acquired Class
A-shares in the Bank, corresponding to the number of
performance shares and shares respectively under the 2010 three long term equity based programmes, including compensation for dividends, may be sold/transferred to the participants under the programmes who are entitled to acquire/receive shares; each and every participant has the right to acquire/receive a maximum of the number of shares that follows from the terms and conditions of the programmes respectively; the right may be exercised in the periods established under the programmes
		Management	For	For
19D	Authorize the Board to decide on the acquisition and sale of the Bank's own Class A-shares and/or Class C-shares, mainly on the specified conditions	Management	For	For
20
Amend Section 8 of the Articles of Association to comply with new requirements on notice to general meetings of shareholders in the
Swedish Companies Act expected to come into force before the
AGM in 2011
		Management	For	For
21	Approve the appointment of Auditors of foundations that have delegated their business to the bank	Management	For	For
22	Closing of the AGM	Non-Voting

ARCELORMITTAL SA, LUXEMBOURG
Security	L0302D129	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	11-May-2010
ISIN	LU0323134006	Agenda		702403938 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 680767 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

Presentation of the Management report of the Board of Directors and the report-s of the Independent Company Auditor on the
annual accounts of the parent Comp-any prepared in accordance with the laws and regulations of the Grand-Duchy of-Luxembourg
(the Parent Company Annual Accounts) and the consolidated
financia-l statements of the ArcelorMittal group prepared in accordance with the Intern-ational Financial Reporting Standards as adopted in the European Union (the Co-nsolidated Financial
Statements) for the FY 2009
Non-Voting
1.	Approve the consolidated financial statements for the FY 2009 in their entirety, with a resulting consolidated net income of USD 75 million	Management	For	For
2.
Approve the Parent Company Annual Accounts for the FY 2009 in
their entirety, with a resulting loss for ArcelorMittal as Parent
Company of the ArcelorMittal group of USD 507,141,204
[established in accordance with the laws and regulations of the
Grand-Duchy of Luxembourg, as compared to the consolidated
net income of USD 75 million established in accordance with
International Financial Reporting Standards as adopted in the
European Union, the subject of the first Resolution]
		Management	For	For
3.
Acknowledge that: (i) the loss for the year amounts to USD
507,141,204, (ii) the amount of the loss is set off against the Profit brought forward (Report a nouveau) of USD 26,525,260,379, and
(iii) no allocation to the legal reserve or to the reserve for shares held in treasury is required; on this basis, the General Meeting, upon the proposal of the Board of Directors, decides to allocate the results of the Company based on the Parent Company annual accounts for the FY 2009 as specified; that dividends are paid in four equal quarterly installments of USD 0.1875 (gross) per share and that the first installment of dividend of USD 0.1875 (gross) per share has been paid on 15 MAR 2010
		Management	For	For
4.	Approve to set the amount of annual Directors' compensation to be allocated to the members of the Board of Directors in relation to the FY 2009 at USD 2,564,923	Management	For	For
5.	Grant discharge to the members of the Board of Directors in relation to the FY 2009	Management	For	For
6.
Acknowledge the mandate of the Mr. John O. Castegnaro, Mrs.
Vanisha Mittal Bhatia and Mr. Jose Ramon Alvarez Rendueles
Medina as the Directors has come to an end effective on the date of this General Meeting and that Mr. Jeannot Krecke has been co-
opted as a member of the Board of Directors of the Company in replacement of Mr. Georges Schmit effective 01 JAN 2010
		Management	For	For
7.	Re-elect Mrs. Vanisha Mittal Bhatia for a 3-year mandate that will automatically expire on the date of the general meeting of shareholders to be held in 2013	Management	For	For
8.	Elect Mr. Jeannot Krecke for a 3-year mandate that will automatically expire on the date of the general meeting of shareholders to be held in 2013	Management	For	For
9.
Approve: (a) to cancel with effect as of the date of this General
Meeting the authorization granted to the Board of Directors by the general meeting of shareholders held on 12 MAY 2009 with
respect to the share buy-back programme, and (b) to authorize, effective immediately after this General Meeting, the Board of
Directors of the Company, with option to delegate, and the
corporate bodies of the other companies in the ArcelorMittal group in accordance with the Luxembourg law of 10 AUG 1915 on
commercial companies, as amended (the Law), to acquire and sell shares in the Company in accordance with the Law and any other applicable laws and regulations, including but not limited to entering into off-market and over-the-counter transactions and to acquire shares in the Company through derivative financial
instruments
		Management	For	For
10.
Appoint Deloitte S.A., with registered office at 560, rue de
Neudorf, L-2220 Luxembourg, Grand-Duchy of Luxembourg, as
independent company auditor (Reviseur d Entreprises) for the purposes of an Independent Audit of the Parent Company annual accounts and the consolidated financial statements for the FY
2010
		Management	For	For
11.
Authorize the Board of Directors the power to issue share options or other equity-based awards and incentives to all eligible
employees under the LTIP for a number of Company s shares not exceeding 8,500,000 options on fully paid-up shares, which may either be newly issued shares or shares held in treasury, during the period from this General Meeting until the general meeting of shareholders to be held in 2011 (the Maximum Number),
provided, that the share options will be issued at an exercise price that is not less than the average of the highest and the lowest trading price on the New York Stock Exchange on the day
immediately prior to the grant date, which date will be decided by the Board of Directors and will be within the respective periods specified in the LTIP; (b) to decide and implement any increase in the Maximum Number by the additional number that may be
necessary to preserve the rights of the option holders in the event of the occurrence a transaction impacting the Company s share capital; and (c) do or cause to be done all such further acts and things as the Board of Directors may determine to be necessary or advisable in order to implement the content and purpose of this resolution; acknowledge that the Maximum Number represents
about 0.54% of the Company's current issued share capital on a fully diluted basis
		Management	For	For
12.
Authorize the Board of Directors to: (a) implement the Employee
Share Purchase Plan 2010 (ESPP 2010) reserved for all or part of the employees of all or part of the companies comprised within the scope of consolidation of the consolidated financial statements for a maximum number of 2,500,000 ArcelorMittal shares; and (b) for the purposes of the implementation of the ESPP 2010, issue new shares within the limits of the Company's authorized share capital and/or deliver treasury shares up to a maximum of 2,500,000 fully paid-up ArcelorMittal shares during the period from this General
Meeting to the general meeting of shareholders to be held in
2011; and (c) do or cause to be done all such further acts and things as the Board of Directors may determine to be necessary or advisable in order to implement the content and purpose of this resolution; acknowledge that the maximum total number of
2,500,000 shares of the Company represents about 0.16 % of the
Company's current issued share capital on a fully diluted basis
		Management	For	For
E.13
Approve, in accordance with Article 7.3, Paragraph 3, of the
Articles of Association of the Company, the General Meeting
decides to assent to direct or indirect transfers of shares of the
Company among persons included in the definition of Mittal
Shareholder (as defined in Article 8.4 of the Articles of
Association), including without limitation by means of transfers to trustees of trusts of which Mr. and/or Mrs. Lakshmi N. Mittal and/or their heirs and successors are beneficiaries
		Management	For	For

FRESENIUS MEDICAL CARE AG & CO. KGAA, BAYERN
Security	D2734Z107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	11-May-2010
ISIN	DE0005785802	Agenda		702412937 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 677554 DUE TO RESOLUTION 1-BEING A VOTABLE
RESOLUTION. ALL VOTES RECEIVED ON THE PREVIOUS
MEETING WILL B-E DISREGARDED AND YOU WILL NEED TO
REINSTRUCT ON THIS MEETING NOTICE. PLEASE K-INDLY
REINSTRUCT BY 05/05/2010 14:00 EST. THANK YOU.
Non-Voting

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS USUAL
THANK YOU.
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS  20.04.2010, WHEREAS-THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
GE-RMAN LAW. THANK YOU.
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY with the report of the Supervisory Board, the Group
financial statements, the Group annual report, and the reports pursuant to Sections 289(4) and 315(4) of the German
Commercial Code
		Management	For	For
2.
Resolution on the appropriation of the distributable profit of EUR
748,591,242.19 as follows: Payment of a dividend of EUR 0.61 per ordinary share and EUR 0.63 per preferred share are EUR
565,738,668.20 shall be carried forward Ex-dividend and payable date: 12 MAY 2010
		Management	For	For
3.	Ratification of the acts of the General Partner	Management	For	For
4.	Ratification of the acts of the Supervisory Board	Management	For	For
5.	Resolution on the approval of the Remuneration System of the Management Board members of the General Partner	Management	For	For
6.	Appointment of the Auditors for the 2010 FY: KPMG AG, Berlin	Management	For	For
7.
Resolution on the creation of authorized capital and the
corresponding amendment to the Articles of Association, a) the existing authorized capital I of up to 35,000,000 shall be revoked, the General Partner shall be authorized, with the consent of the
Supervisory Board, to increase the share capital by up to EUR
35,000,000 through the issue of new ordinary shares against
payment in cash, on or before 10 MAY 2015 (authorized capital
2010/I), Shareholders shall be granted subscription rights except for residual amounts, b) the existing authorized capital II of up to
25,000,000 shall be revoked, the General Partner shall be
authorized, with the consent of the Supervisory Board, to increase
		Management	For	For

the share capital by up to EUR 25,000,000 through the issue of new ordinary shares against payment in cash and/or kind, on or before 10 MAY 2015 (authorized capital 2010/II), Shareholders shall be granted subscription rights except for the issue of shares against payment in kind, and for a capital increase of up to 10% of the share capital against contributions in cash if the shares are issued at a price not materially below their market price

8.
Amendments to the Articles of Association in accordance with the
Law on the Implementation of the Shareholder Rights Directive
(ARUG) Section 14, in respect of the shareholders' meeting being convened at least 30 days prior to the meeting, the day of the convocation and the day of the shareholders' meeting not being included in the calculation of the 30 day period Section 15(1), in respect of shareholders being entitled to participate in and vote at the shareholders' meeting if they register with the Company by the sixth day prior to the meeting and provide evidence of their shareholding as per the statutory record date Section 15(2), in respect of members of the Supervisory Board also being able to attend the shareholders' meeting by electronic means of
communication, Section 15(3), in respect of proxy-voting
instructions being issued in written form
		Management	For	For

BG GROUP PLC
Security	G1245Z108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	12-May-2010
ISIN	GB0008762899	Agenda		702320374 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the accounts and reports of the Directors and the Auditors for the YE 31 DEC 2009	Management	For	For
2.	Approve the remuneration report of the BG Group plc annual report and accounts for the YE 31 DEC 2009	Management	For	For
3.
Declare a final dividend in respect of the YE 31 DEC 2009 of 6.73 pence per ordinary share payable on 21 MAY 2010 to holders of ordinary shares on the register of shareholders of the Company at the close of business on 16 APR 2010
		Management	For	For
4.	Election of Mark Seligman as a Director of the Company	Management	For	For
5.	Re-elect Peter Backhouse as a Director of the Company, who retires by rotation	Management	For	For
6.	Re-elect Lord Sharman as a Director of the Company, who retires by rotation	Management	For	For
7.	Re-elect Philippe Varin, as a Director of the Company, who retires by rotation	Management	For	For
8.	Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company, to hold office until the conclusion of the next general meeting at which accounts are laid before the Company	Management	For	For
9.	Authorize the Audit Committee to approve the remuneration of the Auditors	Management	For	For
10.
Authorize the Company, with Sections 366 and 367 of the
Companies Act 2006 [the "Act"], and all Companies which are
subsidiaries of the Company during the period when this
resolution has effect to; make political donations to political parties or independent election candidates up to a total aggregate
amount of GBP15,000; make political donations to political
organisations other than political parties up to a total aggregate amount of GBP 15,000; and incur political expenditure up to a total aggregate amount of GBP 20,000; [Authority expires at the conclusion of the next AGM of the Company]; provided that, in any event, the total aggregate amount of all political donations and political expenditure incurred by the Company and its subsidiaries in such period shall not exceed GBP 50,000; for the purposes of this resolution, 'political donations', 'political organisations',
'political parties' and 'political expenditure' shall have the meanings given to them in Sections 363 to 365 of the Act
		Management	For	For
11.
Authorize the Directors in accordance with Section 551 of the Act to exercise all the powers of the Company to allot shares in the
Company and to grant rights to subscribe for, or to convert any security into, shares in the Company ["Rights"]; up to an
aggregate nominal amount of GBP 115,641,305; and up to a
further aggregate nominal amount of 112,536,365 provided that [i]
they are equity securities [within the meaning of Section 560[1] of the Act], and [ii] they are offered by way of a rights issue to holders of ordinary shares on the register of Members at such record date as the Directors may determine where the equity
securities respectively attributable to the interests of the ordinary shareholders are proportionate [as nearly as may be practicable]
to the respective numbers of ordinary shares held or deemed to
		Management	For	For

be held by them on any such record date end to other holders of equity securities entitled to participate therein, subject to such exclusions or other arrangements as the Directors may deem
necessary or expedient to deal with treasury shares, fractional entitlements or legal or practical problems arising under the laws of any overseas territory or the requirements of any regulatory body or stock exchange or by virtue of shares being represented by depositary receipts or any other matter; [Authority expires at the conclusion of the next AGM of the Company]; the Directors shall be entitled to make offers or agreements before the expiry of such authority which would or might require shares to be allotted or Rights to be granted after such expiry and the Directors shall be entitled to allot shares and grant Rights pursuant to any such offer or agreement as if this authority had not expired; and all
unexercised authorities previously granted to the Directors to allot shares and grant Rights be and are hereby revoked

S.12
Authorize the Directors, pursuant to Sections 570 and 573 of the
Act to allot equity securities [within the meaning of Section 560 of the Act] for cash either pursuant to the authority conferred by
Resolution 11 above or by way of a sale of treasury shares as if
Section 561[1] of the Act did not apply to any such allotment provided that this power shall be limited to: the allotment of equity securities in connection with an offer of securities [but in the case of the authority granted under paragraph II of the Resolution 11 by way of a rights issue only] in favour of the holders of ordinary shares on the register of Members at such record date as the
Directors may determine and other persons entitled to participate therein, where the equity securities respectively attributable to the interests of the ordinary shareholders are proportionate [as nearly as may be practicable] to the respective number of ordinary
shares held or deemed to be held by them on any such record
date, subject to such exclusions or other arrangements as the
Directors may deem necessary or expedient to deal with treasury shares, fractional entitlements or legal or practical problems arising under the laws of any overseas territory or the
requirements of any regulatory body or stock exchange or by
virtue of shares being represented by depositary receipts or any other matter; and the allotment [otherwise than pursuant to sub-
paragraph I of this Resolution 12] to any person or persons of equity securities up to an aggregate nominal amount of
GBP16,880,454; and shall expire upon the expiry of the general authority conferred by Resolution 11 above, the Directors shall be entitled to make offers or agreements before the expiry of such power which would or might require equity securities to be allotted after such expiry and the Directors shall be entitled to allot equity securities pursuant to any such offer or agreement as if the power conferred hereby had not expired
		Management	For	For
S.13
Authorize the Company to make market purchases [within the
meaning of Section 693[4] of the Act] of ordinary shares of 10 pence each of the Company on such terms and in such manner
as the Directors may from time to time determine, provided that:
the maximum number of ordinary shares hereby authorized to be acquired is 337,609,096 representing approximately 10% of the issued ordinary share capital of the Company as at 10 MAR 2010;
the minimum price that may be paid for any such ordinary share is
10 pence, the nominal value of that share; the maximum price that may be paid for any such ordinary share is an amount equal to
105% of the average of the middle market quotations for an
ordinary share in the Company as derived from the London Stock
Exchange Daily Official List for the five business days immediately preceding the day on which such ordinary share is contracted to
		Management	For	For

be purchased; [Authority expires at the conclusion of the next
AGM of the Company]; and the Company may make a contract to
purchase its ordinary shares under the authority hereby conferred prior to the expiry of such authority, which contract will or may be executed wholly or partly after the expiry of such authority, and may purchase its ordinary shares in pursuance of any such
contract

S.14	Approve the general meeting, other than an AGM, may be called on not less than 14 clear days' notice	Management	For	For
S.15
Approve and adopt, with effect from the conclusion of the AGM, the Articles of Association contained in the document produced to the Meeting and signed by the Chairman for the purposes of
identification as the new Articles of Association of the Company in
substitution for, and to the exclusion of, the Articles of Association of the Company in effect immediately prior to that time
		Management	For	For

UNILEVER PLC
Security	G92087165	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	12-May-2010
ISIN	GB00B10RZP78	Agenda		702322342 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the report and accounts for the YE 31 DEC 2009	Management	For	For
2	Approve the Directors' remuneration report for the YE 31 DEC 2009	Management	For	For
3	Re-elect Mr. P.G.J.M. Polman as a Director	Management	For	For
4	Election of Mr. R.J.M.S. Huet as a Director	Management	For	For
5	Re-elect Professor L.O. Fresco as a Director	Management	For	For
6	Re-elect Ms. A.M. Fudge as a Director	Management	For	For
7	Re-elect Mr. C.E. Golden as a Director	Management	For	For
8	Re-elect Dr. B.E. Grote as a Director	Management	For	For
9	Re-elect Ms. H. Nyasulu as a Director	Management	For	For
10	Re-elect Mr. K.J. Storm as a Director	Management	For	For
11	Re-elect Mr. M. Treschow as a Director	Management	For	For
12	Re-elect Mr. J. Van der Veer as a Director	Management	For	For
13	Re-elect Mr. P. Walsh as a Director	Management	For	For
14	Election of the Rt Hon Sir Malcolm Rifkind MP as a Director	Management	For	For
15	Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company	Management	For	For
16	Authorize the Directors to fix the remuneration of the Auditors	Management	For	For
17	Approve to renew the authority to Directors to issue shaes	Management	For	For
S.18	Approve to renew the authority to Directors to disapply pre- emption rights	Management	For	For
S.19	Approve to renew the authority to the Company to purchase its own shares	Management	For	For
20	Grant authority for Political Donations and Expenditure	Management	For	For
S.21	Approve to shorten the notice period for general meetings	Management	For	For
22	Approve the Management Co-Investment Plan	Management	For	For
S.23	Adopt new Articles of Association of the Company	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

CHINA DONGXIANG (GROUP) CO LTD
Security	G2112Y109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	12-May-2010
ISIN	KYG2112Y1098	Agenda		702333953 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Receive and adopt the audited financial statements and the reports of the Directors "Directors" and the Auditors of the Company for the YE 31 DEC 2009	Management	For	For
2.a
Approve to declare a final dividend for the YE 31 DEC 2009 to the shareholders of the Company which shall be paid out of the share premium account of the Company, if necessary, subject to
provisions of the Companies Law  2007 revision  of the Cayman
Islands
		Management	For	For
2.b
Approve to declare a final special dividend for the YE 31 DEC
2009 to the shareholders of the Company which shall be paid out of the share premium account of the Company, if necessary,
subject to provisions of the Companies Law  2007 revision  of the
Cayman Islands
		Management	For	For
3.a.i	Re-elect Mr. Qin Dazhong as an Executive Director	Management	For	For
3.aii	Re-elect Mr. Gao Yu as a Non-Executive Director	Management	For	For
3.b	Authorize the Board of Directors "Board" of the Company to fix the Directors' Remuneration	Management	For	For
4	Re-appointment of Messrs. PricewaterhouseCoopers, Certified Public Accountants, as the Auditors of the Company until the conclusion of the next AGM and authorize the Board to fix their remuneration	Management	For	For
5
Authorize the Directors to exercise during the Relevant Period  as defined in paragraph  d  below  all the powers of the Company to allot, issue and deal with additional shares of HKD 0.01 in the share capital of the Company "Shares"  and to make or grant
offers, agreements, options or warrants which would or might require the exercise of such powers; after the end of the Relevant
Period; the aggregate nominal value of share capital allotted or agreed conditionally or unconditionally to be allotted  whether pursuant to an option or otherwise  by the Directors pursuant to the mandate in paragraph  a , otherwise than pursuant to  i  a
Right Issue  as defined in paragraph  d  below ; or  ii  any option scheme or similar arrangement for the time being adopted by the
Company for the purpose of granting or issuing Shares CONTD..
		Management	For	For
-
CONTD.. or rights to acquire Shares of the Company to the
Directors, officers-and/or employees of the Company and/or any of its subsidiaries; or  iii  any-scrip dividend or similar arrangement pursuant to the articles of association-of the Company from time to time, shall not exceed 20% of the aggregate-nominal amount of the share capital of the Company in issue as at the date of-this
Resolution and the said mandate shall be limited accordingly;
Authority-expires the conclusion of the next AGM of the Company the expiration of the-period within which the next AGM of the
Company required by the Company's-articles of association or any applicable law to be held
Non-Voting
6
Authorize the Directors  a  a general mandate to exercise during the Relevant Period  as defined in paragraph  b  below  all the powers of the Company to purchase or otherwise acquire Shares in accordance with all applicable laws and the requirements of the
Rules Governing the Listing of Securities on The Stock Exchange
of Hong Kong Limited, provided that the aggregate nominal
amount of Shares so purchased or otherwise acquired shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of this Resolution;
Authority expires the conclusion of the next AGM of the Company the expiration of the period within which the next AGM of the
Company required by the Company's articles of association or any applicable law to be held
		Management	For	For
7
Approve the condition upon the passing of resolutions No. 5 and
No. 6 above, the aggregate nominal amount of the Shares which are purchased or otherwise acquired by the Company pursuant to resolution No. 6 shall be added to the aggregate nominal amount of the Shares which may be issued pursuant to resolution No. 5, provided that such aggregated amount shall not exceed 10% of the aggregate nominal amount of the issued share capital of the
Company as at the date of this Resolution
		Management	For	For
8
Authorize the Board to pay out of the share premium account of the Company such interim dividends to shareholders as may be declared from time to time during the period from the passing of this Resolution until 31 DEC 2010 up to a maximum amount of
HKD 500,000,000, subject to provisions of the Companies Law
2007 revision  of the Cayman Islands
		Management	For	For

FRESENIUS SE, BAD HOMBURG
Security	D27348107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	12-May-2010
ISIN	DE0005785638	Agenda		702334551 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT THESE SHARES HAVE NO VOTING RIGHTS, SHOULD YOU WISH TO ATTEND-THE MEETING PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD. THANK YOU.	Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS 21 APR 2010, WHEREAS-THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
GE-RMAN LAW. THANK YOU
Non-Voting
1.
Presentation of the financial statements and annual report for the
FY 2009 wit-h the report of the Supervisory Board, the group financial statements and annu-al report, and the report pursuant to
Sections 289(4) and 315(4) of the German-Commercial Code
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
121,841,531-.70 as follows: payment of a dividend of EUR 0.75 per ordinary share payment o-f a dividend of EUR 0.76 per
preference share EUR 48,422.82 shall be carried f-orward ex-
dividend and payable on 13 MAY 2010
Non-Voting
3.	Ratification of the Acts of the Board of Managing Directors	Non-Voting
4.	Ratification of the Acts of the Supervisory Board	Non-Voting
5.	Approval of the compensation system for the Board of Managing Directors in the-FY 2010, as detailed in the annual report	Non-Voting
6.	Appointment of Auditors for the 2010 FY: KPMG AG, Berlin	Non-Voting
7.
Approval of the transformation of the Company into a partnership limited by sh-ares [KGaA] resolution on the transformation of the
Company into Fresenius SE-& Co, KGaA, whose entire share
capital shall comprise ordinary shares; the sha-re capital of the existing Company shall become the share capital of the new C-
ompany, the shareholders of the Company at the time of the
transformation beco-ming the limited shareholders of the new
Company; the ordinary shareholders sh-all receive the same
number of voting ordinary shares in the new Company as th-ey held in the old Company, and the preference shareholders shall receive the-same number of voting ordinary shares in the new
Company as they held non-voti-ng preference shares in the old
Company; the general partner of the new Compan-y shall be
Fresenius Management SE [currently known as Asion SE], a
wholly own-ed subsidiary of else Kroener-Fresenius-Stiftung, the holder of approximately-58% of the Company's ordinary shares;
the new general partner will not hold an-interest in the share capital, nor will it participate in its earnings; appro-val by Asion SE of its entry into the new Company as its general partner, and-
approval by Asion SE of the Articles of Association of the new
Company Freseni-us Management SE [currently known as Asion
Non-Voting

SE], a wholly owned subsidiary of e-lse Kroener-Fresenius-
Stiftung, the holder of approximately 58% of the Company-'s
ordinary shares; the new general partner will not hold an interest in the s-hare capital, nor will it participate in its earnings; approval by Asion SE of-its entry into the new Company as its general partner, and approval by Asion-SE of the Articles of Association of the new Company

8.	Separate resolution of the preference shareholders on the transformation of the Company as per Item 7	Management	For	For
9.1	Elections to the Supervisory Board of Fresenius SE & Co. KGaA: Roland Berger	Non-Voting
9.2	Elections to the Supervisory Board of Fresenius SE & Co. KGaA: Gerd Krick, Kla-us	Non-Voting
9.3	Elections to the Supervisory Board of Fresenius SE & Co. KGaA: Klaus-Peter Mue-ller	Non-Voting
9.4	Elections to the Supervisory Board of Fresenius SE & Co. KGaA: Gerhard Rupprec-ht	Non-Voting
9.5	Elections to the Supervisory Board of Fresenius SE & Co. KGaA: Michael Albrech-t	Non-Voting
9.6	Elections to the Supervisory Board of Fresenius SE & Co. KGaA: Gerhard Roggema-nn	Non-Voting

BNP PARIBAS
Security	F1058Q238	Meeting Type		MIX
Ticker Symbol		Meeting Date	12-May-2010
ISIN	FR0000131104	Agenda		702345770 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-
PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING
INFORMATION IS AVAILABLE BY-CLICKING ON THE
MATERIAL URL LINK:-https://balo.journal-
officiel.gouv.fr/pdf/2010/0310/201003101000643.pdf:-
https://balo.journal-
officiel.gouv.fr/pdf/2010/0407/201004071001050.pdf:
Non-Voting
O.1	Approve the balance sheet and the consolidated financial statements for the FYE on 31 DEC 2009	Management	For	For
O.2	Approve the balance sheet and the financial statements for the FYE on 31 DEC 2009	Management	For	For
O.3	Approve the allocation of income for the FYE on 31 DEC 2009 and distribution of the dividend	Management	For	For
O.4
Approve the Statutory Auditors' special report on the Agreements and Undertakings pursuant to Articles L.225-38 et seq. of the
Commercial Code, including those concluded between a
Company and its corporate officers, but also between companies of a group and mutual leaders of the Company
		Management	For	For
O.5	Authorize the BNP Paribas to repurchase its own shares	Management	For	For
O.6	Approve the renewal of Mr. Louis Schweitzer's term as Board member	Management	For	For
O.7	Appointment of Mr. Michel Tilmant as Board member	Management	For	For
O.8	Appointment of Mr. Emiel Van Broekhoven as Board member	Management	For	For
O.9	Appointment of Mrs. Meglena Kuneva as Board member	Management	For	For
O.10	Appointment of Mr. Jean-Laurent Bonnafe as Board Member	Management	For	For
O.11	Approve the setting the amount of attendances allowances	Management	For	For
E.12	Approve the issuance, with preferential subscription rights, of common shares and securities giving access to the capital or entitling to allocation of debt securities	Management	For	For
E.13	Approve the issuance, with cancellation of preferential subscription rights, of common shares and securities giving access to the capital or entitling to allocation of debt securities	Management	For	For
E.14
Approve the issuance, with cancellation of preferential
subscription rights, of common shares and securities giving
access to the capital in order to remunerate for securities provided under public exchange offers
		Management	For	For
E.15	Approve the issuance, with cancellation of preferential subscription rights, of common shares in order to remunerate for contributions of unlisted securities within the limit of 10% of the capital	Management	For	For
E.16	Authorize the overall limitation for issuance with cancellation of preferential subscription rights	Management	For	For
E.17	Grant authority for the capital increase by incorporation of reserves or profits, issuance premiums or contribution	Management	For	For
E.18	Approve the overall limitation for issuance with or without preferential subscription rights	Management	For	For
E.19
Authorize the Board of Directors to carry out transactions reserved for Members of the Company Saving Plan of BNP Paribas Group,
which may take the form of capital increases and/or sales or transfers of reserved securities
		Management	For	For
E.20	Authorize the Board of Directors to reduce the capital by cancellation of shares	Management	For	For
E.21	Approve the merger absorption of Fortis Banque France by BNP Paribas; consequential increase of the share capital	Management	For	For
E.22	Amend the Statutes consequential to the repurchase of preferred shares	Management	For	For
E.23	Authorize the powers for the formalities	Management	For	For

TULLOW OIL PLC
Security	G91235104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	12-May-2010
ISIN	GB0001500809	Agenda		702357232 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the annual accounts and associated reports	Management	For	For
2	Declare the final dividend of 4.0p per ordinary share	Management	For	For
3	Receive and approve the Director's remuneration report	Management	For	For
4	Re-election of Aidan Heavey as a Director	Management	For	For
5	Re-election of Angus McCoss as a Director	Management	For	For
6	Re-election of David Williams as a Director	Management	For	For
7	Re-election of Pat Plunkett as a Director	Management	For	For
8	Re-appointment of Deloittee LLP as the Auditors and authorize the Directors to determine their remuneration	Management	For	For
9	Approve to renew Director's authority to allot shares	Management	For	For
10	Approve to dis-apply statutory pre-emption rights	Management	For	For
11	Authorize the Company to hold general meeting on no less than 14 clear day's notice	Management	For	For
12	Adopt the new Articles of Association of the Company	Management	For	For
13	Approve the Tullow Oil 2010 Share Option Plan	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN SPELLING OF DIRECTOR NAME-S OF RESOLUTIONS 4
AND 7. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
PLEASE DO NO-T RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS-.
THANK YOU.
Non-Voting

ERSTE GROUP BANK AG, WIEN
Security	A19494102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	12-May-2010
ISIN	AT0000652011	Agenda		702366471 - Management
Item	Proposal	Type	Vote	For/Against Management
-
PLEASE NOTE THAT THE MEETING SPECIFIC POWER OF
ATTORNEY NEEDS TO BE CORRECTLY-FILLED IN OR YOUR
VOTE INSTRUCTION MAY BE REJECTED. THE BENEFICIAL
OWNER NAME-MUST CORRESPOND TO THAT GIVEN ON
ACCOUNT SET UP WITH YOUR CUSTODIAN BANK. ADDI-
TIONALLY, THE SHARE AMOUNT IS THE SETTLED HOLDING
AS OF RECORD DATE. PLEASE CO-NTACT YOUR
CUSTODIAN BANK IF YOU HAVE ANY QUESTIONS. THANK
YOU.
Non-Voting
1.	Approve the presentation of annual reports	Management	For	For
2.	Approve the usage of earnings	Management	For	For
3.a	Grant discharge of Board of Director	Management	For	For
3.b	Grant discharge of supervisory Board	Management	For	For
4.	Approve the remuneration supervisory Board	Management	For	For
5.	Election to supervisory Board	Management	For	For
6.	Election of Auditor	Management	For	For
7.	Approve the capital increase	Management	For	For
8.	Approve the reduction of participation capital	Management	For	For
9.	Amend the By-Laws	Management	For	For
10.	Approve the demerger of division	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING TYPE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

AMP LTD
Security	Q0344G101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	13-May-2010
ISIN	AU000000AMP6	Agenda		702314737 - Management
Item	Proposal	Type	Vote	For/Against Management
-
VOTING EXCLUSIONS APPLY TO THIS MEETING FOR
PROPOSALS 2 AND 6 VOTES CAST BY-ANY INDIVIDUAL OR
RELATED PARTY WHO BENEFIT FROM THE PASSING OF
THE-PROPOSAL/S WILL BE DISREGARDED. HENCE, IF YOU
HAVE OBTAINED BENEFIT OR DO-EXPECT TO OBTAIN
FUTURE BENEFIT YOU SHOULD NOT VOTE (OR VOTE
"ABSTAIN") FOR-THE RELEVANT PROPOSAL ITEMS
Non-Voting
1	To receive and consider the financial report, the Directors' report and the-Auditors' report for the YE 31 DEC 2009	Non-Voting
2	Approve, for the purposes of ASX Listing Rule 7.4, the issue of shares by AMP Limited as and on the basis as specified	Management	For	For
3.A	Re-elect Peter Mason as a Director	Management	For	For
3.B	Re-elect John Palmer as a Director	Management	For	For
3.C	Re-elect Richard Grellman as a Director	Management	For	For
3.D	Election of Paul Fegan as a Director	Management	For	For
4	Approve the remuneration report for the YE 31 DEC 2009	Management	For	For
5
Grant authority for the acquisition by the Managing Director of
AMP Limited, Mr. Craig Dunn, of:  a  performance rights as the
Managing Director's long-term incentive for 2010  b  shares in
AMP Limited on the exercise of some or all of those performance rights, as and on the basis specified
		Management	For	For
6
Approve, with effect from the day after the conclusion of the 2010
AGM of AMP Limited, the remuneration for the services of Non-
Executive Directors of AMP Limited is increased by AUD 500,000 to an aggregate maximum sum of AUD 3.5 million per annum;
such remuneration is to be divided among the Non-Executive
Directors in such proportion and manner as the Directors agree or, in default of agreement, equally  and to be taken to accrue from day to day
		Management	For	For

OLD MUTUAL PLC
Security	G67395106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	13-May-2010
ISIN	GB0007389926	Agenda		702349184 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the Directors' report and audited financial statements of the Group for the YE 31 DEC 2009	Management	For	For
2
Declare a final dividend of 1.5p per ordinary share of 10p in the capital of the Company ("Ordinary Share") to shareholders on the register at the close of business on 14 MAY 2010 (but without prejudice to the approach to fractions in respect of the Scrip
Dividend Alternative as described in Part IV of the shareholder circular dated 11 MAR 2010)
		Management	For	For
3.1	Elect Mr. M. Arnold as a Director of the Company	Management	For	For
3.2	Elect Mr. P. O'Sullivan as a Director of the Company	Management	For	For
3.3	Re-elect Mr. N. Andrews as a Director of the Company	Management	For	For
3.4	Re-elect Mr. B. Nqwababa as a Director of the Company	Management	For	For
3.5	Re-elect Mr. L. Otterbeck as a Director of the Company	Management	For	For
4	Re-appoint KPMG Audit Plc as the Auditors to the Company	Management	For	For
5	Authorize the Group Audit Committee to settle the remuneration of the Auditors	Management	For	For
6	Approve the remuneration report in the Company's report and accounts for the YE 31 DEC 2009	Management	For	For
7
Approve the changes to the rules of the Old Mutual plc
Performance Share Plan ("PSP") as described in Part V of the shareholder circular dated 11 MAR 2010 and as specified and
authorize the Directors to do all such acts and things as they may consider appropriate to implement those amendments
		Management	For	For
8
Authorize the Directors of the Company, subject to the passing of
Resolution 13, (i) to offer the holders of Ordinary Shares
(excluding any member holding shares as treasury shares) the right to elect to receive Ordinary Shares, credited as fully paid, (a)
instead of the final dividend for the YE 31 DEC 2009 of 1.5p per
Ordinary Share (or its equivalent in applicable local currencies as determined by the Directors) to shareholders on the register at the close of business on 14 MAY 2010, and (b) instead of cash in respect of the whole (or some part as determined by the Directors)
of any other dividend from time to time or for such period as the
Directors may determine, and in each case, pursuant to the
provisions of Article 123 of the new Articles of Association proposed to be adopted under Resolution 13(ii) below CONTD
		Management	For	For
-
CONTD and on such other terms and conditions (including,
without limitation,-in respect of any fractions) as the Directors may from time to time-determine; and (ii) for the purposes of Articles
123(A)(iii) and (iv) of the-new Articles of Association proposed to be adopted under Resolution 13(ii)-below, to determine the
"relevant value" for shares traded on the London-Stock Exchange,
JSE Limited, Malawi Stock Exchange, Namibian Stock Exchange-
Non-Voting

and Zimbabwe Stock Exchange to be the average value of
Ordinary Shares for-five consecutive dealing days selected by the
Directors while the shares are-quoted "corn dividend" on each of the respective exchanges less the amount of-any dividend
converted into the appropriate currency and at an exchange rate-
as determined by the Directors, this average is to be calculated from the-CONTD

-
CONTD middle market quotations for the Company's shares from any publication-of the appropriate exchange selected by the
Directors showing quotations for-the Company's shares for the relevant dealing days (or, if such quotations-are not available, on such other basis as the Directors determine);-Authority expires at the beginning of the 5th AGM of the Company following-the date of this resolution
Non-Voting
9
Authorize the Directors of the Company, pursuant to Section 551 of the UK Companies Act 2006, and in substitution for the
authority granted under the equivalent Section of the UK
Companies Act 1985 at the AGM of the Company held on 07 MAY
2009, to allot shares in the Company up to an aggregate nominal amount of GBP 27,136,000;  Authority expires at the conclusion of the next AGM of the Company ; and the Directors may allot
shares after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
		Management	For	For
S.10
Authorize the Directors, subject to the passing of Resolution 9, to allot equity securities (as defined in Section 560(1) of the
Companies Act 2006) for cash under the authority given by that resolution and/or to sell Ordinary Shares held by the Company as treasury shares for cash as if Section 561 of the Companies Act
2006 did not apply to any such allotment or sale, such power to be limited to the allotment of equity securities or sale of treasury shares up to a maximum aggregate nominal amount of GBP
28,333,000;  Authority expires at the conclusion of the next AGM of the Company ; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
		Management	For	For
S.11
Authorize the Company, for the purposes of Section 701 of the
Companies Act 2006 to purchase Ordinary Shares by way of one or more market purchases (as defined in Section 693(4) of the
Companies Act 2006) upon and subject to the following
conditions: (i) the maximum number of such Ordinary Shares that may be purchased pursuant to this authority (when aggregated with any purchases made pursuant to any of the contingent
purchase contracts referred to in Resolution 12 below) shall be
542,733,000; (ii) the minimum price that may be paid for any
Ordinary Share is 10p and the maximum price (exclusive of
expenses) that may be paid for such Ordinary Share is the higher of: (a) an amount equal to 5% above the average market value of an Ordinary Share taken from the London Stock Exchange Daily
Official List CONTD
		Management	For	For
-
CONTD for the five business days before the date on which such
Ordinary Share-is contracted to be purchased; and (b) the higher price of the last-independent trade and the highest current
independent bid on the trading-venues where the purchase is
carried out, in each case, exclusive of-expenses;  Authority expires at the conclusion of the next AGM of the Company-; the
Company, before the expiry, may make a contract to purchase
ordinary-shares which will or may be executed wholly or partly after such expiry
Non-Voting
S.12
Approve the following contingent Purchase Contracts, in the
respective forms produced to the meeting (or with any non-
material amendments thereto that the Directors may consider to be necessary or desirable), in accordance with Sections 693 and
694 of the Companies Act 2006 and authorize the Company to
make off-market purchases of Ordinary Shares pursuant to each such contract for a period of 12 months from the date hereof or until the conclusion of the next AGM: (i) contract between the
Company and Merrill Lynch South Africa (Pty) Limited relating to
Ordinary Shares traded on the JSE Limited, pursuant to which the
Company may make off-market purchases from Merrill Lynch
South Africa (Pty) Limited of up to a maximum of 542,733,000
Ordinary Shares in aggregate (such maximum number to be
CONTD
		Management	For	For
-
CONTD reduced by any purchases made pursuant to the authority in Resolution-11 above or any of the other contingent purchase contracts referred to in-this Resolution 12); (ii) contract between the Company and Deutsche-Securities relating to Ordinary Shares traded on the JSE Limited pursuant to-which the Company may
make off-market purchases from Deutsche Securities of-up to a maximum of 542,733,000 Ordinary Shares in aggregate (such
maximum-number to be reduced by any purchases made
pursuant to the authority in-Resolution 11 above or any of the other contingent purchase contracts-referred to in this Resolution
12); (iii) contract between the Company and-Stockbrokers Malawi
Limited relating to Ordinary Shares traded on the Malawi-Stock
Exchange, pursuant to which the Company may make off-market
purchases-CONTD
Non-Voting
-
CONTD from Stockbrokers Malawi Limited of up to a maximum of
542,733,000-Ordinary Shares in aggregate (such maximum
number to be reduced by any-purchases made pursuant to the
authority in Resolution 11 above or any of the-other contingent
Purchase Contracts referred to in this Resolution 12); (iv)-contract between the Company and Investment House Namibia (Pty)
Limited-relating to Ordinary Shares traded on the Namibian Stock
Exchange, pursuant-to which the Company may make off-market
purchases from Investment House-Namibia (Pty) Limited of up to a maximum of 542,733,000 Ordinary Shares in-aggregate (such
maximum number to be reduced by any purchases made
pursuant-to the authority in Resolution 11 above or any of the other contingent-Purchase Contracts referred to in this Resolution
12); and (v) contract CONTD
Non-Voting
-
CONTD between the Company and Imara Edwards Securities
(Private) Limited-relating to Ordinary Shares traded on the
Zimbabwe Stock Exchange, pursuant-to which the Company may
make off-market purchases from Imara Edwards-Securities
(Private) Limited of up to a maximum of 542,733,000 Ordinary-
Shares in aggregate (such maximum number to be reduced by
any purchases made-pursuant to the authority in Resolution 11 above or any of the other-contingent purchase contracts referred to in this Resolution 12)
Non-Voting
S.13
Amend the Articles of Association of the Company by deleting all the provisions of the Company's Memorandum of Association
which, by virtue of Section 28 of the Companies Act 2006, are to be treated as provisions of the Company's Articles of Association;
and adopt the Articles of Association as specified as the Artilces of
Association of the Company, in substitution for, and to the
exclusion of, the existing Articles of Association
		Management	For	For

SINO-OCEAN LAND HOLDINGS LTD
Security	Y8002N103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	13-May-2010
ISIN	HK3377040226	Agenda		702349374 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and consider the audited consolidated financial statements and the reports of the Directors and the Auditors for the FYE 31 DEC 2009	Management	For	For
2	Declare a final dividend for the YE 31 DEC 2009	Management	For	For
3.a	Election of Ms. Liu Hui as a Non-Executive Director and authorize the Board	Management	For	For
3.b	Election of Mr. Wang Xiaodong as a Non-Executive Director and authorize the	Management	For	For
3.c	Election of Mr. Wang Xiaoguang as a Executive Director and authorize the	Management	For	For
3.d	Election of Mr. Chen Runfu as a Executive Director and authorize the Board of	Management	For	For
3.e	Election of Mr. Han Xiaojing as an Independent Non-Executive Director and	Management	For	For
3.f	To re-elect Mr. Zhao Kang as an Independent Non-Executive Director and authorise the board of directors of the Company to fix his remuneration.	Management	For	For
4	Re-appointment of PricewaterhouseCoopers as the Auditor of the Company and authorize the Board of Directors of the Company to fix their remuneration	Management	For	For
S.5
Amend the Articles of Association of the Company and authorize the Board of Directors of the Company to deal with on behalf of the Company the relevant filing and amendments (where
necessary) procedures and other related issues arising from the amendments to the Articles of Association
		Management	For	For
6.a
Authorize the Directors to allot, issue and deal with additional shares in the capital of the Company and make or grant offers, agreements and options and rights of exchange or conversion
which might require the exercise of such powers, subject to and in accordance with all applicable laws and requirements of the Rules
Governing the Listing Securities on The Stock Exchange of Hong
Kong Limited during and after the relevant period, not exceeding
20% of the aggregate nominal amount of the issued share capital of the Company, otherwise than pursuant to i) a rights issue; or ii)
the exercise of options under any share option scheme or similar arrangement adopted by the Company for the grant or issue to the employees and directors of the Company and/or any of its
subsidiaries and/or other eligible participants specified hereunder of options to subscribe for or rights to acquire shares of the
Company; Contd...
		Management	For	For
-
Contd..or (c) an issue of shares upon the exercise of the
subscription rights-attaching to any warrants which may be issued by the Company; or (d) an issue-of shares of the Company as
scrip dividend or similar arrangement in-accordance with the memorandum and articles of association of the Company;-
Authority expires the earlier of the conclusion of the next AGM or the-expiration of the period within which the next AGM is to be held by law
Non-Voting
6.b
Authorize the Directors of the Company to purchase or otherwise acquire shares in the capital of the Company during the relevant period, on The Stock Exchange of Hong Kong Limited or any
other stock exchange on which the shares of the Company have been or may be listed and recognized by the Securities and
Futures Commission under the Hong Kong Code on share
repurchases for such purposes, subject to and in accordance with all applicable laws and regulations, at such price as the Directors may at their discretion determine in accordance with all applicable laws and regulations, not exceeding 10% of the aggregate
nominal amount of the issued share capital of the Company;
Authority expires the earlier of the conclusion of the AGM of the
Company or the expiration of the period within which the next
AGM of the Company is to be held by law
		Management	For	For
6.c
Approve, conditional upon the passing of the resolutions set out in paragraphs 6(A) and 6(B) of the notice convening this meeting, the general mandate granted to the directors of the Company to exercise the powers of the Company to allot, issue and otherwise deal with shares of the Company pursuant to the resolution set out in paragraph 6(A) of the notice convening this meeting be and is hereby extended by the addition thereto an amount of shares
representing the aggregate nominal amount of shares of the
Company purchased or otherwise acquired by the Company
pursuant to the authority granted to the directors of the Company under the resolution set out in paragraph 6(B) above, provided that such amount shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing this resolution
		Management	For	For
6.d
Approve the increase in the authorized share capital of the
Company from HKD 8,000,000,000 divided into 10,000,000,000
ordinary shares of HKD 0.80 each to HKD 20,000,000,000,
comprising 20,000,000,000 ordinary shares of HKD 0.80 each and
5,000,000,000 preference shares of HKD 0.80 each
		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO receipt of
conservative record date-. IF YOU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
FORM-UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

HIGHVELD STEEL & VANADIUM CORP LTD
Security	S35200104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	13-May-2010
ISIN	ZAE000003422	Agenda		702386512 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the annual financial statements for the FYE 20091231; the Auditors opinion is available for inspection at the Corporation's registered address	Management	For	For
2	Appointment of Ernst Young Inc as the Auditors of the Corporation to hold office until the conclusion of the next AGM	Management	For	For
3.1	Election of M A Bhabha as a Director in accordance with the provisions of the Companies Articles of Association	Management	For	For
3.2	Election of B Ngonyama as a Director in accordance with the provisions of the Companies Articles of Association	Management	For	For
3.3	Election of P M Surgey as a Director in accordance with the provisions of the companies Articles of Association	Management	For	For
3.4	Election of T I Yanbukhtin as a Director in accordance with the provisions of the companies Articles of Association	Management	For	For
4.O.1
Authorize the Directors, subject to the provisions of the JSE
Limited Listings Requirements, to allot and issue, all or any portion of the remaining unissued ordinary shares of ZAR1.00 each and the 1 000 000 unissued variable rate redeemable cumulative
preference shares of ZAR0.01 each in the capital of the
Corporation at such time or times to such person or persons,
Company or companies, for such consideration and upon such
terms and conditions as the Directors may from time to time
determine
		Management	For	For
5.O.2
Authorize the Directors to increase the fees payable in terms of
Article 73 of the Articles of Association of the Corporation, be
increased, in the case of additional sum payable to the Chairman, from ZAR300 000 to ZAR400 000 per annum as of 20100101, or
such sums as may be determined in the general meeting
		Management	For	For
6.O.3
Approve the fees for Directors, members and Chairman of
committees are as follows, Board of Directors- Director ZAR165
000- Chairman ZAR565 000, Audit and Risk- Member ZAR70
000- Chairman ZAR120 000, remuneration and nominations-
Member ZAR50 000- Chairman ZAR75 000 and transformation-
Member ZAR30 000- Chairman ZAR45 000
		Management	For	For
7	Appointment of C B Brayshaw, B Ngonyama and P M Surgey as the Members of the Audit and the Risk Committee	Management	For	For

STANDARD LIFE PLC
Security	G84278103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	14-May-2010
ISIN	GB00B16KPT44	Agenda		702339513 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the annual report and Accounts for 2009	Management	For	For
2	Approve the Directors' remuneration report	Management	For	For
3	Declare a final dividend for 2009	Management	For	For
4	Re-appoint PricewaterhouseCoopers LLP as the Auditors	Management	For	For
5	Authorize the Directors to set the Auditors' fees	Management	For	For
6.A	Re-elect Kent Atkinson	Management	For	For
6.B	Re-elect Baroness McDonagh	Management	For	For
6.C	Re-elect David Nish	Management	For	For
7.A	Election of David Grigson	Management	For	For
7.B	Election of Sheelagh Whittaker	Management	For	For
8	Authorize the Directors to issue further shares	Management	For	For
S.9	Approve to disapply share pre-emption rights	Management	For	For
S.10	Authorize the Company to buy back shares	Management	For	For
11	Approve to provide limited authority to make political donations and to incur political expenditure	Management	For	For
S.12	Approve to allow the Company to call general meetings on 14 days' notice	Management	For	For
S.13	Adopt a new Articles of Association	Management	For	For
14	Approve the new Standard Life Investments Long-Term Incentive Plan	Management	For	For

RENTOKIL INITIAL PLC, LONDON
Security	G7494G105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	14-May-2010
ISIN	GB00B082RF11	Agenda		702359399 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the Directors' report and accounts	Management	For	For
2	Approve the Directors' remuneration report	Management	For	For
3	Re-elect Richard Burrows as a Director	Management	For	For
4	Re-elect Duncan Tatton-Brown as a Director	Management	For	For
5	Re-elect William Rucker as a Director	Management	For	For
6	Re-appoint KPMG Audit Plc as the Auditors	Management	For	For
7	Authorize the Directors to agree the Auditors' remuneration	Management	For	For
S.8	Authorize the calling of a general meeting other than an AGM on 14 days' clear notice	Management	For	For
9	Authorize the Directors to allot shares	Management	For	For
S.10	Approve to disapply statutory pre-emption rights	Management	For	For
S.11	Authorize the Board to make market purchases of its own shares	Management	For	For
12	Authorize the making of political donations	Management	For	For

ALIBABA.COM LTD
Security	G01717100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	14-May-2010
ISIN	KYG017171003	Agenda		702369857 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Receive the audited financial statements together with the Directors' report and the independent Auditor's report for the YE 31 DEC 2009	Management	For	For
2	Re-election of Ma Yun, Jack as a Director	Management	For	For
3	Re-election of Wu Wei, Maggie as a Director	Management	For	For
4	Re-election of Peng Yi Jie, Sabrina as a Director	Management	For	For
5	Re-election of Tsou Kai-Lien, Rose as a Director	Management	For	For
6	Re-election of Niu Gen Sheng as a Director	Management	For	For
7	Authorize the Board of Directors to fix the Directors' remuneration	Management	For	For
8	Re-appoint Auditors and to authorize the Board of Directors to fix their remuneration	Management	For	For
9
Authorize the Directors of the Company pursuant to the Rules
Governing the Listing of Securities on The Stock Exchange of
Hong Kong Limited, during the Relevant Period  as hereinafter defined  of all the powers of the Company to allot, issue and deal with additional shares or securities convertible into shares, or options, warrants or similar rights to subscribe for any shares and to make or grant offers, agreements and options which might
require the exercise of such powers be and is hereby generally and unconditionally approved;  b  the approval in sub-paragraph  a of this resolution shall authorize the Directors of the Company during the Relevant Period to make or grant offers, agreements and options  including warrants, bonds and debentures convertible into shares of the Company  which CONTD..
		Management	For	For
-
CONTD.. would or might require the exercise of such powers after the end of-the Relevant Period; 2  c  the aggregate nominal
amount of share capital-allotted or agreed conditionally or
unconditionally to be allotted  whether-pursuant to an option or otherwise  by the Directors of the Company pursuant-to the
approval in sub-paragraphs  a  and  b  of this resolution,
otherwise-than pursuant to  i  a Rights Issue as hereinafter defined, or  ii  the-exercise of rights of subscription or conversion under the terms of any-warrants issued by Company or any
securities which are convertible into-shares of the Company, or  iii the exercise of options granted under any-option scheme or
similar arrangement for the time being adopted for the grant-or issue to officers and/or employees of the Company and/or any of its-subsidiaries CONTD..
Non-Voting
-
CONTD.. of shares or rights to acquire shares of the Company, or
iv  any-scrip dividend or similar arrangement providing for the allotment and issue-of shares in lieu of the whole or part of a dividend on shares of the Company-in accordance with the
articles of association of the Company, shall not-exceed 10% of the share capital of the Company in issue as of the date of-
passing this resolution, and the said approval shall be limited accordingly;-and  d  for the purposes of this resolution  Authority expires from the-conclusion of the next AGM of the Company; the expiration of the period-within which the next AGM of the
Company is required by the articles of-association of the CONTD..
Non-Voting
-
CONTD.. Company or any applicable laws of the Cayman Islands to be held ; and-the date on which the authority set out in this resolution is revoked or-varied by an ordinary resolution of the shareholders of the Company in-general meeting
Non-Voting
10
Authorize the Directors of the Company during the Relevant
Period of all the powers of the Company to repurchase shares in the capital of the Company on The Stock Exchange of Hong Kong
Limited  the Hong Kong Stock Exchange  or on any other
exchange on which the securities of the Company may be listed and recognized by the Securities and Futures Commission of
Hong Kong and the Hong Kong Stock Exchange for such purpose, and otherwise in accordance with the rules and regulations of the
Securities and Futures Commission of Hong Kong, the Hong Kong
Stock Exchange or of any other stock exchange as amended from time to time and all applicable laws in this regard, be and the same is hereby generally and unconditionally approved;  b  the aggregate nominal amount of CONTD..
		Management	For	For
-
CONTD.. the shares which may be purchased pursuant to the
approval in-sub-paragraph  a  of this resolution shall not exceed
10% of the aggregate-nominal amount of the share capital of the
Company in issue on the date of-passing this resolution and the said approval shall be limited accordingly
Non-Voting
11
Approve the notice convening this meeting being passed, the
aggregate nominal amount of the number of shares which are
repurchased by the Company after the date of the passing of this resolution  up to a maximum of 10% of the aggregate nominal
amount of the share capital of the Company in issue as of the date of this resolution  shall be added to the aggregate nominal amount of share capital that may be allotted or agreed conditionally or unconditionally to be allotted by the Directors of the Company pursuant to resolution set out in the notice convening this meeting
		Management	For	For
12
Authorize the Directors during the Relevant Period  as defined below  of all the powers of the Company to allot, issue and deal with additional shares to be issued under the restricted share unit scheme approved and adopted by the then sole shareholder of
the Company and the Board of Directors of the Company both on
12 OCT 2007 and subsequently amended by our shareholders at
the AGM of the Company held on 05 MAY 2008  the Restricted
Share Unit Scheme ; the aggregate nominal amount of additional shares allotted, issued or dealt with, by the Directors pursuant to the approval in this resolution shall not exceed 37,915,551 shares of the Company; and the purposes of this resolution, Relevant
Period shall have the same meaning as assigned to it under sub-
paragraph of resolution set out in the notice convening this meeting
		Management	For	For

KAZAKHMYS
Security	G5221U108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	14-May-2010
ISIN	GB00B0HZPV38	Agenda		702370595 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the Directors and Auditors reports and the accounts of the Company for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend of 9.0 US cents per ordinary share	Management	For	For
3	Approve the Directors remuneration report for the YE 31 DEC 2009	Management	For	For
4	Re-elect Philip Aiken as a Director, who retires in accordance with the Company's Articles of Association	Management	For	For
5	Re-elect Simon Heale as a Director, who retires in accordance with the Company's Articles of Association	Management	For	For
6	Re-elect David Munro as a Director, who retires in accordance with the Company's Articles of Association	Management	For	For
7	Election of Clinton Dines as a Director	Management	For	For
8	Re-appoint Ernst & Young LLP as the Auditors of the Company until the conclusion of the next general meeting at which accounts are laid before the Company	Management	For	For
9	Authorize the Directors to set the remuneration of the Auditors	Management	For	For
10
Authorize the Directors of the Company, pursuant to and in
accordance with Section 551 of the Companies Act 2006 [the
2006 Act] to allot share or grant rights to subscribe for or to convert any security into shares: a) up to a nominal amount of
GBP 35,682,689; b) comprising equity securities [as defined in
Section 560[1] of the 2006 Act] up to a further nominal amount of
GBP 35,682,689 in connection with an offer by way of rights issue;
such authorities to apply in substitution for all previous authorities pursuant to Section 80 of the Companies Act 1985; [Authority expires at the conclusion of the next AGM or on 30 JUN 2011], whichever is the earlier, so that the Company may make offers and enter into agreements during the relevant period which would or might, require shares to be allotted or rights to subscribe for or to convert any security into shares to be granted after the authority ends; for the purpose of this Resolution rights issue means an offer to: i) ordinary shareholders in proportion [as nearly as may be practicable] to their existing holdings; and ii) holders of other equity securities as required by the rights of those securities or, as the Directors consider it necessary, as permitted by the rights of those securities, to subscribe for the further securities by means of the issue of renounceable letter [or other negotiable document]
which may be traded for a period before payment for the securities is due, but subject to such exclusions or other arrangements as the Directors may deem necessary or expedient in relation to treasury shares, fractional entitlements, record dates or legal, regulatory or practicable problems in, or under the laws of, any territory
		Management	For	For
S.11
Authorize the Directors of the Company, subject to passing of
Resolution 10 opposite, to allot equity securities [as defined in
Section 560[1] of the 2006 Act] wholly for cash: a) pursuant to the authority given by paragraph [a] of Resolution 10 opposite or where the allotment of equity securities by virtue of Section 560[3]
of the 2006 Act in each case: [1] in connection with a pre-emptive offer and [2] otherwise than in a connection with a pre-emptive offer, up to an aggregate nominal amount of GBP 5,352,403; and
b) pursuant to the authority given by paragraph [b] of Resolution
10 opposite in connection with a rights issue, as if section 561[1]
of the 2006 Act did not apply to any such allotment; [Authority expires at the conclusion of the next AGM or on 30 JUN 2011], whichever is the earlier, so that the Company may make offers and enter into agreements during this period which would, or might, require equity securities to be allotted after the power ends and the Board may allot equity securities under any such offer or agreement as if the power had not ended; for the purpose of this
Resolution [i] rights issue has the same meaning as in Resolution
10 opposite; [ii] pre-emptive offer means an offer of equity securities open for acceptance for a period fixed by the Directors to the holders [other than the Company] on the register on a record date fixed by the Directors of ordinary shares in proportion to their respective holdings but subject to such exclusions or other arrangements as the Directors may deem necessary or expedient in relation to treasury shares, fractional entitlements, record dates or legal, regulatory or practicable problems in, or under the laws of, any territory; [iii] references to allotment of equity securities shall include a sale of treasury shares; and [iv] the nominal amount of any securities shall taken to be, in case of rights to subscribe for or convert any securities into shares of the
Company, the nominal amount of such shares which may be
allotted pursuant to such rights
		Management	For	For
S.12
Authorize the Directors of the Company for the purposes of
Section 701 of the Companies Act 2006 [the 2006 Act] to make one or more market purchases [within the meaning of Section
693[4] of the 2006 Act] of ordinary shares of 20 pence each in the capital of the Company provided that: [12.1] the maximum
aggregate number of ordinary shares authorized to be purchased is GBP 53,524,033; [12.2] the minimum price which may be paid for an ordinary share is 20 pence per ordinary share [12.3] the maximum price which may be paid for an ordinary share is an
amount equal to the higher of [a] 105%of the average of the
closing price of the Company's ordinary shares as derived from the London Stock Exchange Daily official list for the 5 business days immediately preceding the day on which such ordinary share is contracted to be purchased or [b] the higher of the price of the last independent trade and the highest current bid as stipulated by
Article 5[1] of Commission Regulation [EC] 22 DEC 2003
implementing the market abuse directive as regards exemptions for buy-back programmes and stabilization of financial instruments
[No 2273/2003]; [Authority shall expire at the conclusion of the
Company's next AGM] save that the Company may make a
contract or contracts to purchase ordinary shares under this authority before the expiry of such authority which will or may be executed wholly or partly after the expiry of such authority
		Management	For	For
13
Approve the rules of the Kazakhmys UK Sharesave Plan 2010
[the UK Sharesave Plan] the main features of which are
summarized in appendix 1 of this notice of AGM and which are produced to the meeting and initialled by the Chairman for the purposes of identification be approved; and authorize the
Directors to make such modifications to the UK Sharesave Plan as they may consider necessary to take account of the
requirements of HM Revenue & Customs, the financial Services authority and best practice, and to adopt the UK Sharesave Plan as so modified and to do all acts and things necessary to
implement and operate the UK Sharesave Plan
		Management	For	For
14
Approve the rules of the Kazakhmys International Sharesave Plan
2010 [the International Sharesave Plan] the main features of which are summarized in appendix 1 of this notice of AGM and which are produced to the meeting and initialled by the Chairman for the purposes of identification be approved; a) make such modifications to the international Sharesave Plan as they may consider necessary to take account of the requirements of the financial services authority and best practice, and to adopt the
International Sharesave Plan as so modified and to do all acts and things necessary to implement and operate the International
Sharesave Plan; and b) establish further schedules or plans
based on the International Sharesave Plan which will be for the benefit of overseas employees, but subject to such modifications as they may consider necessary to take account of the applicable tax, exchange control, financial regulations or securities laws in overseas territories, provided that any ordinary shares of the
Company made available under such further schedules or plans of the Company are treated as counting against the limits on
individual or overall participation in the International Sharesave
Plan
		Management	For	For
15
Approve the rules and trust deed of the Kazakhmys UK Share
Incentive Plan 2010 [the UK SIP] the main features of which are summarized in appendix 1 of this notice of AGM and which are produced to the meeting and initialled by the Chairman for the purposes of identification; authorize the Directors to make such modifications to the UK SIP as they may consider necessary to take account of the requirements of HM Revenue & Customs, the
Financial Services Authority and best practice, and to adopt the
UK SIP as so modified and to do all acts and things necessary to implement and operate the UK SIP
		Management	For	For
16
Approve the rules of the Kazakhmys International Share Incentive
Plan 2010 [the International SIP] the main features of which are summarized in appendix 1 of this notice of AGM and which are produced to the meeting and initialled by the Chairman for the purposes of identification be approved; authorize the Directors, to make such modifications to the International SIP as they may consider necessary to take account of the requirements of the financial services authority and best practice, and to adopt the
International SIP as so modified and to do all acts and things necessary to implement and operate the International SIP; and b)
establish further schedules or plans based on the International
SIP which will be for the benefit of overseas employees, but subject to such modifications as they may consider necessary to take account of the applicable tax, exchange control, financial regulations or securities laws in overseas territories, provided that any ordinary shares of the Company made available under such further schedules or plans of the Company are treated as counting against the limits on individual or overall participation in the
International SIP
		Management	For	For
17
Approve the rules and amendments to the rules of the Kazakhmys
Long Term Incentive Plan 2007 [the LTIP] to grant future awards under the LTIP over new issue shares and treasury shares and permitting the Company to grant awards to executive Directors as described and summarized in appendix II of this notice of AGM and which are produced in draft to this meeting and initialled by the Chairman for the purposes of identification be approved
		Management	For	For
18
Approve the rules and amendments to the rules Kazakhmys UK
Executive Share Option Plan [the ESOP] to grant options under the ESOP over new issue shares and treasury shares and
permitting the Company to grant options to executive Directors as described and summarized in appendix II of this notice of AGM and which are produced in draft to this meeting and initialled by the Chairman for the purposes of identification be approved; to make such modifications to the Rules of ESOP which are
necessary to take account of the requirements of HM Revenue &
Customs, the Financial Services Authority and best practice
		Management	For	For
S.19	Approve the permit calling of general meeting other than an AGM on not less than 14 clear days notice	Management	For	For
S.20
Adopt the Articles of Association produced to the meeting and initialled by the Chairman for the purposes of identification in substitution for, and to the exclusion of, the existing Articles of
Association of the Company, with effect from the conclusion of the meeting
		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGES
IN TEXT OF RESOLUTIONS 11,-14, 16, 17 AND 18. IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
RETUR-N THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THANK-YOU.
Non-Voting

COCA-COLA AMATIL LTD
Security	Q2594P146	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	14-May-2010
ISIN	AU000000CCL2	Agenda		702385724 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
VOTING EXCLUSIONS APPLY TO THIS MEETING FOR
PROPOSAL 4 AND VOTES CAST BY ANY-INDIVIDUAL OR
RELATED PARTY WHO BENEFIT FROM THE PASSING OF
THE PROPOSAL/S-WILL BE DISREGARDED. HENCE, IF YOU
HAVE OBTAINED BENEFIT OR DO EXPECT TO-OBTAIN
FUTURE BENEFIT YOU SHOULD NOT VOTE  OR VOTE
"ABSTAIN"  FOR THE-RELEVANT PROPOSAL ITEMS.
Non-Voting
1	Discussion of the accounts for the YE 31 DEC 2009 and the reports of the-Directors and Auditor	Non-Voting
2	Adopt the remuneration report contained within the accounts for the YE 31 DEC 2009	Management	For	For
3.a	Re-elect Ms. Jillian Broadbent, AO as a Director, who retires in accordance with Article 6.3(b) of the Constitution	Management	For	For
3.b	Re-elect Mr. Geoffrey Kelly as a Director, who retires in accordance with Article 6.3(b) of the Constitution	Management	For	For
3.c	Re-elect Mr. Martin Jansen as a Director, who retires in accordance with Article 6.3(i) of the Constitution	Management	For	For
4
Approve to permit the Directors to invite Mr. T. J. Davis to participate in the Coca-Cola Amatil Limited 2010-2012 Long Term
Incentive Share Plan by offering him rights to acquire up to
247,844 fully paid ordinary shares in the Company in the manner as specified
		Management	For	For

SANOFI-AVENTIS, PARIS
Security	F5548N101	Meeting Type		MIX
Ticker Symbol		Meeting Date	17-May-2010
ISIN	FR0000120578	Agenda		702297931 - Management
Item	Proposal	Type	Vote	For/Against Management
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:  Proxy Cards: Voting-instructions will be forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE	Non-Voting
1	Approve the company's accounts for FY 2009	Management	For	For
2	Approve the consolidated accounts for FY 2009	Management	For	For
3	Approve the allocation of the result, setting of the dividend	Management	For	For
4	Approve the special report by the Statutory Auditors on accounts prepared in accordance with Article L.225-40 of the Code de Commerce	Management	For	For
5	Ratify the co-opting Mr. Serge Weinberg as a Director	Management	For	For
6	Approve the non-renewal of a Director's appointment/Nomination Mr. Jean-Marc Bruel/ Mrs. Catherine Brechignac as a Director	Management	For	For
7	Approve the renewal of Director's appointment Mr. Robert Castaigne	Management	For	For
8	Approve the renewal of a Director's appointment of Lord Douro	Management	For	For
9	Approve the renewal of a Director's appointment of Mr. Christian Mulliez	Management	For	For
10	Approve the renewal of a Director's appointment of Mr. Christopher Viehbacher	Management	For	For
11	Authorize the Board of Directors to trade in the Company's shares	Management	For	For
E.12	Amend the Article 11 of the Articles of Association	Management	For	For
E.13	Grant powers to accomplish the necessary formalities	Management	For	For

ROYAL & SUN ALLIANCE INS GROUP PLC
Security	G7705H116	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	17-May-2010
ISIN	GB0006616899	Agenda		702364162 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Adopt the 2009 annual report and accounts	Management	For	For
2	Declare a final dividend	Management	For	For
3	Re-elect George Culmer	Management	For	For
4	Re-elect Simon Lee	Management	For	For
5	Re-elect Noel Harwerth	Management	For	For
6	Re-elect Malcolm Le May	Management	For	For
7	Re-elect Edward Lea	Management	For	For
8	Re-elect John Maxwell	Management	For	For
9	Re-appoint Deloitte LLP as the Auditors	Management	For	For
10	Approve to determine the Auditors remuneration	Management	For	For
11	Approve the Directors remuneration report	Management	For	For
S.12	Adopt the new Articles of Association	Management	For	For
S.13	Approve the notice period for general meetings	Management	For	For
14	Grant authority for the Group to make donations to political parties independent election candidates and political organisations and to incur political expenditure	Management	For	For
15	Approve to permit the Directors to allot further shares	Management	For	For
S.16	Approve to relax the restrictions which normally apply when ordinary shares are issued for cash	Management	For	For
S.17	Authorize the Company to buy back up to 10% of issued ordinary shares	Management	For	For

PARKSON RETAIL GROUP LTD
Security	G69370115	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	17-May-2010
ISIN	KYG693701156	Agenda		702364869 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTIONS "1 TO 5.B AND 5.C". THANK YOU.	Non-Voting
1	Receive the audited consolidated financial statements and the reports of the Directors and Auditors for the YE 31 DEC 2009	Management	For	For
2	Approve the declaration of a final dividend of RMB 0.10 per share	Management	For	For
3.i.a	Re-election of Chew Fook Seng as a Director of the Company	Management	For	For
3.i.b	Re-election of Yau Ming Kim, Robert as a Director of the Company	Management	For	For
3.ii	Authorize the Board of Directors to fix the Directors' remuneration	Management	For	For
4	Re-appoint Messrs. Ernst & Young as the Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For
5.A	Approve to grant a general mandate to the Directors to repurchase shares up to a maximum of 10% of the existing issued share capital of the Company	Management	For	For
5.B	Approve to grant a general mandate to the Directors to allot issue or deal with new shares up to a maximum of 20% of the existing issued share capital of the Company	Management	For	For
5.C	Approve to extend the general mandate granted to the Directors to issue new shares by the number of shares repurchased	Management	For	For

GCL-POLY ENERGY HLDGS LTD
Security	G3774X108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	17-May-2010
ISIN	KYG3774X1088	Agenda		702365330 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100415/LTN2 0100415658.pdf-	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY PROXY FORM IS AVAILABLE BY CLICKING ON THE URL-LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100415/LTN2 0100415640.pdf-	Non-Voting
1	Adopt the audited consolidated financial statements and the reports of the Directors and the Auditor for the YE 31 DEC 2009	Management	For	For
2.1	Re-elect Mr. SHU Hua as an Executive Director	Management	For	For
2.2	Re-elect Ms. SUN Wei as an Executive Director	Management	For	For
2.3	Re-elect Mr. QIAN Zhi Xin as an Independent Non-Executive Director	Management	For	For
2.4	Re-elect Ir. Dr. HO Chung Tai, Raymond as an Independent Non- Executive Director	Management	For	For
2.5	Re-elect Mr. XUE Zhong Su as an Independent Non-Executive Director	Management	For	For
2.6	Re-elect Mr. ZHU Yu Feng as an Executive Director	Management	For	For
2.7	Re-elect Mr. CHAU Kwok Man, Cliff as a Non-Executive Director	Management	For	For
2.8	Re-elect Ms. BAI Xiaoqing as a Non-Executive Director	Management	For	For
2.9	Authorize the Board of Directors to fix the remuneration of the Directors	Management	For	For
3	Re-appoint Deloitte Touche Tohmatsu as the Auditor of the Company and authorize the Board of Directors to fix their remuneration	Management	For	For
4.A	Authorize the Directors to allot, issue and deal with additional shares of the Company	Management	For	For
4.B	Authorize the Directors to repurchase shares of the Company	Management	For	For
4.C	Approve to extend the general mandate to the Directors to allot, issue and deal with additional shares by the addition of number of shares repurchased by the Company	Management	For	For

TELE2 AB, STOCKHOLM
Security	W95878117	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	17-May-2010
ISIN	SE0000314312	Agenda		702374771 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
CMMT	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID-VOTE OPTION. THANK YOU	Non-Voting
1	Election of the lawyer, Wilhelm L ning, as the Chairman of the AGM	Management	For	For
2	Approve the voting list	Management	For	For
3	Approve the agenda	Management	For	For
4	Election of one or two persons to check and verify the Minutes	Management	For	For
5	Approve to determine whether the AGM has been duly convened	Management	For	For
6	Presentation of annual report, the Auditors' report and the consolidated-financial statements and the Auditors' report on the consolidated financial-statements	Non-Voting
7	Adoption of the income statement and balance sheet and of the consolidated income statement and the consolidated balance sheet	Management	For	For
8
Approve an ordinary dividend of SEK 3.85 per share and an
extraordinary dividend of SEK 2 per share, in total SEK 5.85 per share; that the record date is to be Thursday 20 MAY 2010; and
the dividend is estimated to be paid out by Euroclear Sweden on
25 MAY 2010
		Management	For	For
9	Grant discharge, from liability, to the Board of Directors and the Chief Executive Officer	Management	For	For
10	Approve that the Board of Directors shall consist of eight Directors without Deputy Directors	Management	For	For
11
Approve that the fixed remuneration for each Director of the Board for the period until the close of the next AGM shall be unchanged;
due to the elimination of the Vice Chairman role on the Board, however, the total Board remuneration shall be decreased from
SEK 5,125,000 to SEK 4,975,000, for the period until the close of the next AGM, of which SEK 1,200,000 shall be allocated to the
Chairman of the Board, SEK 450,000 to each of the Directors and total SEK 625,000 for the work in the committees of the Board of
		Management	For	For

Directors; for the work within the Audit Committee SEK 200,000 shall be allocated to the Chairman and SEK 100,000 to each of the other three Audit Members; for work within the Remuneration
Committee SEK 50,000 shall be allocated to the Chairman and
SEK 25,000 to each of the other three Members; and that the
remuneration to the Auditor shall be paid in accordance with approved invoices

12
Re-elect Mia Brunell Livfors, John Hepburn, Mike Parton, John
Shakeshaft, Cristina Stenbeck and Jere Calmes and election of
Lars Berg and Erik Mitteregger as the Board Members; and
election of Mike Parton as the Chairman of the Board of Directors
		Management	For	For
13	Approve the procedure of the nomination committee	Management	For	For
14	Approve the guidelines for the remuneration to the Senior Executives	Management	For	For
15.a	Adopt a performance based incentive programme (the "Plan")	Management	For	For
15.b	Approve that a maximum of 1,180,000 Class C shares held by the Company after reclassification into Class B shares may be transferred to participants in accordance with the terms of the Plan	Management	For	For
16
Authorize the Board of Directors, on one or more occasions for the period up until the next AGM, to repurchase so many Class A
and/or Class B shares that the Company's holding does not at any time exceed 10% of the total number of shares in the Company;
the repurchase of shares shall take place on the NASDAQ OMX
Stockholm and may only occur at a price within the share price interval registered at that time, where share price interval means the difference between the highest buying price and lowest selling price; CONTD
		Management	For	For
CONT
CONTD and authorize the Board of Directors, on one or more
occasions for the-period up until the next AGM, to transfer the
Company's own Class A and/or-Class B shares on the NASDAQ
OMX Stockholm or in connection with an-acquisition of companies or businesses; the transfer of shares on the NASDAQ-OMX
Stockholm may only occur at a price within the share price
interval-registered at that time; the authorization includes the right to resolve on-disapplication of the preferential rights of
shareholders and that payment-shall be able to be made in other forms than cash
Non-Voting
17	Closing of the meeting	Non-Voting

EDF S A
Security	F2940H113	Meeting Type		MIX
Ticker Symbol		Meeting Date	18-May-2010
ISIN	FR0010242511	Agenda		702286077 - Management
Item	Proposal	Type	Vote	For/Against Management
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:  Proxy Cards: Voting-instructions will be forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0308/201003081000575.pdf	Non-Voting
1	Approve the annual accounts for the year ending 31 DEC 2009	Management	For	For
2	Approve the consolidated accounts for the year ending 31 DEC 2009	Management	For	For
3	Approve the allocation of the result for the year ending 31 DEC 2009, as stated in the annual accounts, and setting of the dividend	Management	For	For
4	Approve the agreements specified in Article L. 225-38 of the Code du Commerce Commercial Code	Management	For	For
5	Approve the additional Directors' attendance fees allocated to the Board of Directors for the year 2009	Management	For	For
6	Approve the Directors' attendance fees allocated to the Board of Directors	Management	For	For
7	Authorize the Board of Directors to operate on Company shares	Management	For	For
E.8	Authorize the Board of Directors to issue shares or tangible assets maintaining shareholders' preferential subscription rights	Management	For	For
E.9	Authorize the Board of Directors to issue, through public offers, shares or tangible assets with suppression of shareholders' preferential subscription rights	Management	For	For
E.10
Authorize the Board of Directors to issue, through public offers as specified in Article L. 411-2 II of the Code Monetaire et Financier
Monetary and Financial Code , shares or tangible assets with suppression of shareholders' preferential subscription rights
		Management	For	For
E.11	Authorize the Board of Directors to increase the number of securities to be issued in the event of an increase in capital stock with or without a preferential subscription right	Management	For	For
E.12	Authorize the Board of Directors to increase capital stock by incorporating reserves, profits, premia or other sums whose capitalization is permitted	Management	For	For
E.13	Authorize the Board of Directors to increase capital stock in payment for a public exchange offer initiated by the Company	Management	For	For
E.14	Authorize the Board of Directors to increase capital stock to remunerate contributions in kind given to the Company	Management	For	For
E.15	Authorize the Board of Directors to increase capital stock to the benefit of members of the savings plan	Management	For	For
E.16	Authorize the Board of Directors to reduce capital stock	Management	For	For
E.17	Grant powers for formalities	Management	For	For

BAYERISCHE MOTORENWERKE AG BMW, MUENCHEN
Security	D12096109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-May-2010
ISIN	DE0005190003	Agenda		702320754 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS USUAL
THANK YOU
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS 27 APR 2010, WHEREAS-THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
GE-RMAN LAW. THANK YOU
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY wit-h the report of the Supervisory Board, the group financial statements and annu-al report, and the report pursuant to
Sections 289[4] and 315[4] of the German-Commercial Code
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
197,185,418.64 as follows: payment of a dividend of EUR 0.30 per ordinary share Payment of a dividend of EUR 0.32 per preference share Ex-dividend and payable date: 19 MAY 2010
		Management	For	For
3.	Ratification of the acts of the Board of Managing Directors	Management	For	For
4.	Ratification of the acts of the Supervisory Board	Management	For	For
5.	Appointment of Auditors for the 2010 FY: KPMG AG, Berlin	Management	For	For
6.	Election of Henning Kagermann to the Supervisory Board	Management	For	For
7.
Amendments to the Articles of Association in connection with the
Shareholder Rights Directive Implementation Law [ARUG] Section
17 shall be amended to reflect the permissibility of absentee voting and the facilitation of proxy voting
		Management	For	For
8.	Approval of the compensation system for the Board of Managing Directors, to be explained in detail at the shareholders meeting	Management	For	For
9.
Resolution on the update of the profit transfer agreements with the
Companys subsidiaries Bavaria Wirtschaftsagentur GmbH, BMW
Anlagen Verwaltungs GmbH, BMW Bank GmbH, BMW
Fahrzeugtechnik GmbH, BMW Forschung und Technik GmbH,
BMW INTEC Be teiligungs GmbH, BMW Leasing GmbH, BMW M
GmbH Gesellschaft fuer individuelle Automobile, and BMW
Verwaltungs GmbH
		Management	For	For

ROYAL DUTCH SHELL PLC
Security	G7690A100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-May-2010
ISIN	GB00B03MLX29	Agenda		702361217 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the Company's annual accounts for the FYE 31 DEC 2009, together with the Directors' report and the Auditors' report on those accounts	Management	For	For
2.	Approve the remuneration report for the YE 31 DEC 2009, set out in the annual report and accounts 2009 and summarized in the annual review and Summary financial Statements 2009	Management	For	For
3.	Appointment of Charles O. Holliday as a Director of the Company with effect from 01 SEP 2010	Management	For	For
4.	Re-appointment of Josef Ackermann as a Director of the Company	Management	For	For
5.	Re-appointment of Malcolm Brinded as a Director of the Company	Management	For	For
6.	Re-appointment Simon Henry as a Director of the Company	Management	For	For
7.	Re-appointment Lord Kerr of Kinlochard as a Director of the Company	Management	For	For
8.	Re-appointment Wim Kok as a Director of the Company	Management	For	For
9.	Re-appointment of Nick Land as a Director of the Company	Management	For	For
10.	Re-appointment of Christine Morin-Postel as a Director of the Company	Management	For	For
11.	Re-appointment of Jorma Ollila as a Director of the Company	Management	For	For
12.	Re-appointment of Jeroen van der Veer as a Director of the Company	Management	For	For
13.	Re-appointment of Peter Voser as a Director of the Company	Management	For	For
14.	Re-appointment of Hans Wijers as a Director of the Company	Management	For	For
15.	Re-appointment of PricewaterhouseCoopers LLP as the Auditors of the Company	Management	For	For
16.	Authorize the Board to settle the remuneration of the Auditors for 2010	Management	For	For
17.
Authorize the Board, in substitution for all subsisting authorities, to allot shares in the Company and to grant rights to subscribe for or convert any security into shares in the Company up to a nominal amount of EUR 145 million; [Authority expires at the earlier of the end of next year's AGM or the close of business on 18 AUG
2011]; but, in each case, during this period the Company may make offers and enter into agreements which would, or might, require shares to be allotted or rights to subscribe for or convert securities into shares to be granted after the authority ends and the Board may allot shares or grant rights to subscribe for or convert securities into shares under any such offer or agreement as if the authority had not ended
		Management	For	For
S.18
Authorize the Board, that if Resolution 17 is passed, to allot equity securities (as defined in the Companies Act 2006) for cash under the authority given by that resolution and/or to sell ordinary shares held by the Company as treasury shares for cash as if Section
561 of the Companies Act 2006 did not apply to any such
allotment or sale, such power to be limited: (A) to the allotment of equity securities and sale of treasury shares for cash in
		Management	For	For

connection with an offer of, or invitation to apply for, equity securities: (i) to ordinary shareholders in proportion (as nearly as may be practicable) to their existing holdings; and (ii) to holders of other equity securities, as required by the rights of those securities or, as the Board otherwise considers necessary, and so that the
Board may impose any limits or restrictions and make any
arrangements which it considers necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, or legal or practical problems arising in any overseas territory, the requirements of any regulatory body or stock exchange or any other matter whatsoever; and (B) in the case of the authority granted under Resolution 17 and/or in the case of any sale of treasury shares for cash, to the allotment (otherwise than under paragraph (A) above) of equity securities or sale of treasury shares up to a nominal amount of EUR 21 million; [Authority
expires at the earlier of the end of next year's AGM or the close of business on 18 AUG 2011]; but, in each case, during this period the Company may make offers and enter into agreements which
would, or might, require equity securities to be allotted (and treasury shares to be sold) after the power ends, and the Board may allot equity securities (and sell treasury shares) under any such offer or agreement as if the power had not ended

S.19
Authorize the Company, for the purposes of Section 701 of the
Companies Act 2006 to make one or more market purchases (as
defined in Section 693(4) of the Companies Act 2006) of its
ordinary shares of EUR 0.07 each ("Ordinary Shares"), such
power to be limited: (A) to a maximum number of 624 million
Ordinary Shares; (B) by the condition that the minimum price which may be paid for an Ordinary Share is EUR 0.07 and the
maximum price which may be paid for an Ordinary Share is the higher of: (i) an amount equal to 5% above the average market value of an Ordinary Share for the five business days immediately preceding the day on which that Ordinary Share is contracted to be purchased; and (ii) the higher of the price of the last
independent trade and the highest current independent bid on the trading venues where the purchase is carried out, in each case, exclusive of expenses; [Authority expires at the earlier of the end of next year's AGM or the close of business on 18 AUG 2011]; but in each case so that the Company may enter into a contract to purchase Ordinary Shares which will or may be completed or
executed wholly or partly after the power ends and the Company may purchase Ordinary Shares pursuant to any such contract as if the power had not ended
		Management	For	For
20.
Authorize the Directors, pursuant Article 129 of the Company's
Articles of Association, to offer ordinary shareholders (excluding any shareholder holding shares as treasury shares) the right to choose to receive extra ordinary shares, credited as fully paid up, instead of some or all of any cash dividend or dividends which may be declared or paid at any time after the date of the passing of this resolution and prior to or on 18 MAY 2015
		Management	For	For
21.
Authorize the Company, in accordance with Section 366 of the
Companies Act 2006 and in substitution for any previous
authorities given to the Company (and its subsidiaries), (and all companies that are subsidiaries of the Company at any time
during the period for which this resolution has effect) to: (A) make political donations to political organisations other than political parties not exceeding GBP 200,000 in total per annum; and (B)
incur political expenditure not exceeding GBP 200,000 in total per
		Management	For	For

annum; [Authority expires at the earlier of beginning with the date of the passing of this resolution and ending on 30 JUN 2011 or at the conclusion of the next AGM of the Company]; in this
resolution, the terms "political donation", "political parties",
"political organisation" and "political expenditure" have the meanings given to them by Sections 363 to 365 of the Companies
Act 2006

S.22
Amend the Articles of Association of the Company by deleting all the provisions of the Company's Memorandum of Association
which, by virtue of Section 28 of the Companies Act 2006, are to be treated as provisions of the Company's Articles of Association;
and adopt the Articles of Association of the Company produced to the meeting and as specified, in substitution for, and to the exclusion of, the existing Articles of Association
		Management	For	For
S.23
PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER
PROPOSAL: Approve in order to address our concerns for the
long term success of the Company arising from the risks
associated with oil sands, we as shareholders of the Company direct that the Audit Committee or a Risk Committee of the Board commissions and reviews a report setting out the assumptions made by the Company in deciding to proceed with oil sands
projects regarding future carbon prices, oil price volatility, demand for oil, anticipated regulation of greenhouse gas emissions and legal and reputational risks arising from local environmental damage and impairment of traditional livelihoods the findings of the report and review should be reported to investors in the
Business Review section of the Company's Annual Report
presented to the AGM in 2011
		Shareholder	Against	For

ROYAL DUTCH SHELL PLC
Security	G7690A118	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-May-2010
ISIN	GB00B03MM408	Agenda		702361229 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the Company's annual accounts for the FYE 31 DEC 2009, together with the Directors' report and the Auditors' report on those accounts	Management	For	For
2.	Approve the remuneration report for the YE 31 DEC 2009, set out in the annual report and accounts 2009 and summarized in the annual review and Summary financial Statements 2009	Management	For	For
3.	Appointment of Charles O. Holliday as a Director of the Company with effect from 01 SEP 2010	Management	For	For
4.	Re-appointment of Josef Ackermann as a Director of the Company	Management	For	For
5.	Re-appointment of Malcolm Brinded as a Director of the Company	Management	For	For
6.	Re-appointment Simon Henry as a Director of the Company	Management	For	For
7.	Re-appointment Lord Kerr of Kinlochard as a Director of the Company	Management	For	For
8.	Re-appointment Wim Kok as a Director of the Company	Management	For	For
9.	Re-appointment of Nick Land as a Director of the Company	Management	For	For
10.	Re-appointment of Christine Morin-Postel as a Director of the Company	Management	For	For
11.	Re-appointment of Jorma Ollila as a Director of the Company	Management	For	For
12.	Re-appointment of Jeroen van der Veer as a Director of the Company	Management	For	For
13.	Re-appointment of Peter Voser as a Director of the Company	Management	For	For
14.	Re-appointment of Hans Wijers as a Director of the Company	Management	For	For
15.	Re-appointment of PricewaterhouseCoopers LLP as the Auditors of the Company	Management	For	For
16.	Authorize the Board to settle the remuneration of the Auditors for 2010	Management	For	For
17.
Authorize the Board, in substitution for all subsisting authorities, to allot shares in the Company and to grant rights to subscribe for or convert any security into shares in the Company up to a nominal amount of EUR 145 million; [Authority expires at the earlier of the end of next year's AGM or the close of business on 18 AUG
2011]; but, in each case, during this period the Company may make offers and enter into agreements which would, or might, require shares to be allotted or rights to subscribe for or convert securities into shares to be granted after the authority ends and the Board may allot shares or grant rights to subscribe for or convert securities into shares under any such offer or agreement as if the authority had not ended
		Management	For	For
S.18
Authorize the Board, that if Resolution 17 is passed, to allot equity securities (as defined in the Companies Act 2006) for cash under the authority given by that resolution and/or to sell ordinary shares held by the Company as treasury shares for cash as if Section
561 of the Companies Act 2006 did not apply to any such
allotment or sale, such power to be limited: (A) to the allotment of equity securities and sale of treasury shares for cash in
		Management	For	For

connection with an offer of, or invitation to apply for, equity securities: (i) to ordinary shareholders in proportion (as nearly as may be practicable) to their existing holdings; and (ii) to holders of other equity securities, as required by the rights of those securities or, as the Board otherwise considers necessary, and so that the
Board may impose any limits or restrictions and make any
arrangements which it considers necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, or legal or practical problems arising in any overseas territory, the requirements of any regulatory body or stock exchange or any other matter whatsoever; and (B) in the case of the authority granted under Resolution 17 and/or in the case of any sale of treasury shares for cash, to the allotment (otherwise than under paragraph (A) above) of equity securities or sale of treasury shares up to a nominal amount of EUR 21 million; [Authority
expires at the earlier of the end of next year's AGM or the close of business on 18 AUG 2011]; but, in each case, during this period the Company may make offers and enter into agreements which
would, or might, require equity securities to be allotted (and treasury shares to be sold) after the power ends, and the Board may allot equity securities (and sell treasury shares) under any such offer or agreement as if the power had not ended

S.19
Authorize the Company, for the purposes of Section 701 of the
Companies Act 2006 to make one or more market purchases (as
defined in Section 693(4) of the Companies Act 2006) of its
ordinary shares of EUR 0.07 each ("Ordinary Shares"), such
power to be limited: (A) to a maximum number of 624 million
Ordinary Shares; (B) by the condition that the minimum price which may be paid for an Ordinary Share is EUR 0.07 and the
maximum price which may be paid for an Ordinary Share is the higher of: (i) an amount equal to 5% above the average market value of an Ordinary Share for the five business days immediately preceding the day on which that Ordinary Share is contracted to be purchased; and (ii) the higher of the price of the last
independent trade and the highest current independent bid on the trading venues where the purchase is carried out, in each case, exclusive of expenses; [Authority expires at the earlier of the end of next year's AGM or the close of business on 18 AUG 2011]; but in each case so that the Company may enter into a contract to purchase Ordinary Shares which will or may be completed or
executed wholly or partly after the power ends and the Company may purchase Ordinary Shares pursuant to any such contract as if the power had not ended
		Management	For	For
20.
Authorize the Directors, pursuant Article 129 of the Company's
Articles of Association, to offer ordinary shareholders (excluding any shareholder holding shares as treasury shares) the right to choose to receive extra ordinary shares, credited as fully paid up, instead of some or all of any cash dividend or dividends which may be declared or paid at any time after the date of the passing of this resolution and prior to or on 18 MAY 2015
		Management	For	For
21.
Authorize the Company, in accordance with Section 366 of the
Companies Act 2006 and in substitution for any previous
authorities given to the Company (and its subsidiaries), (and all companies that are subsidiaries of the Company at any time
during the period for which this resolution has effect) to: (A) make political donations to political organisations other than political parties not exceeding GBP 200,000 in total per annum; and (B)
incur political expenditure not exceeding GBP 200,000 in total per
		Management	For	For

annum; [Authority expires at the earlier of beginning with the date of the passing of this resolution and ending on 30 JUN 2011 or at the conclusion of the next AGM of the Company]; in this
resolution, the terms "political donation", "political parties",
"political organisation" and "political expenditure" have the meanings given to them by Sections 363 to 365 of the Companies
Act 2006

S.22
Amend the Articles of Association of the Company by deleting all the provisions of the Company's Memorandum of Association
which, by virtue of Section 28 of the Companies Act 2006, are to be treated as provisions of the Company's Articles of Association;
and adopt the Articles of Association of the Company produced to the meeting and as specified, in substitution for, and to the exclusion of, the existing Articles of Association
		Management	For	For
S.23
PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER
PROPOSAL: Approve in order to address our concerns for the
long term success of the Company arising from the risks
associated with oil sands, we as shareholders of the Company direct that the Audit Committee or a Risk Committee of the Board commissions and reviews a report setting out the assumptions made by the Company in deciding to proceed with oil sands
projects regarding future carbon prices, oil price volatility, demand for oil, anticipated regulation of greenhouse gas emissions and legal and reputational risks arising from local environmental damage and impairment of traditional livelihoods. The findings of the report and review should be reported to investors in the
Business Review section of the Company’s Annual Report
presented to the AGM in 2011
		Shareholder	Against	For

NEXT PLC
Security	G6500M106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-May-2010
ISIN	GB0032089863	Agenda		702366433 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Adopt the accounts and reports of the Directors and Auditors	Management	For	For
2	Approve the remuneration report	Management	For	For
3	Declare a final ordinary dividend of 47p per share	Management	For	For
4	Re-elect Steve Barber as a Director	Management	For	For
5	Re-elect David Keens as a Director	Management	For	For
6	Re-appoint Ernst and Young as the Auditors and authorize the Directors to set their remuneration	Management	For	For
7	Approve the next 2010 Share Matching Plan	Management	For	For
8	Grant authority to allot shares	Management	For	For
S.9	Grant authority to disappy pre-emption rights	Management	For	For
S.10	Grant authority for on-market purchase of own shares	Management	For	For
S.11	Grant authority to enter into programme agreements with each of Goldman Sachs International, UBS AG, Deutsche Bank AG and Barclays Bank PLC	Management	For	For
S.12	Approve and adopt the new Articles of Association	Management	For	For
S.13	Grant authority to the calling of general meetings other than AGMs on 14 clear days' notice	Management	For	For

INTERNATIONAL POWER PLC
Security	G4890M109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-May-2010
ISIN	GB0006320161	Agenda		702417292 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Receive the Accounts for the FYE 31 DEC 2009 and the report of the Directors, the Directors' remuneration report and the report of the Auditors on the Accounts and on the auditable part of the
Directors' remuneration report
		Management	For	For
2	Appoint David Weston as a Director	Management	For	For
3	Re-appoint Sir Neville Simms as a Director	Management	For	For
4	Re-appoint Tony Concannon as a Director	Management	For	For
5	Re-appoint Bruce Levy as a Director	Management	For	For
6	Re-appoint Tony Isaac as a Director	Management	For	For
7	Re-appoint Struan Robertson as a Director	Management	For	For
8	Approve to declare a final dividend of 8.28 pence per ordinary share in respect of the FYE 31 December 2009	Management	For	For
9
Re-appoint KPMG Audit Plc as auditors of the Company to hold office from the conclusion of the AGM to the conclusion of the next general meeting at which accounts are laid before the Company and to authorise the Directors to set their remuneration
		Management	For	For
10	Approve the Directors' remuneration report for the FYE 31 December 2009	Management	For	For
11
Authorize the Directors of the Company in accordance with
Section 551 of the Companies Act 2006  the Act  to:  A  allot shares  as defined in Section 540 of the Act  in the Company or grant rights to subscribe for or to convert any security into shares in the Company up to an aggregate nominal amount of GBP
253,749,642; and  B  allot equity securities  as defined in Section
560 of the Act  up to an aggregate nominal amount of GBP
507,499,284  such amount to be reduced by the aggregate
nominal amount of shares allotted or rights to subscribe for or to convert any security into shares in the Company granted under paragraph  A  of this Resolution 11  in connection with an offer by way of a rights issue:  i  to ordinary shareholders in proportion  as nearly as may be practicable  to their existing holdings; and  ii  to
CONTD.
		Management	For	For
CONT
CONTD. holders of other equity securities  as defined in Section
560 1  of-the Act  as required by the rights of those securities or, subject to such-rights, as the Directors otherwise consider
necessary, and so that the-Directors may impose any limits or restrictions and make any arrangements-which they consider
necessary or appropriate to deal with treasury shares,-fractional entitlements, record dates, legal, regulatory or practical-problems in, or under the laws of, any territory or any other matter;-Authority expires at the end of the Company's AGM after this Resolution is-
passed or, if earlier, until the close of business on 30 JUN 2011 but, in-each case, so that the Company may make offers and
enter into agreements-before the authority expires which would, or might, require shares to be-allotted or CONTD.
Non-Voting
CONT
rights to subscribe for or to convert any security into shares to be granted-after the authority expires and the Directors may allot shares or grant such-rights under any such offer or agreement as if the authority had not expired
Non-Voting
S.12
Authorize the Directors pursuant to Section 570 of the Act to allot equity securities  as defined in Section 560 of the Act  for cash pursuant to the authority granted by resolution 11 and/or where the allotment constitutes an allotment of equity securities by virtue of Section 560 3  of the Act, in each case free of the restriction in
Section 561 of the Act, such power to be limited:  A  to the allotment of equity securities in connection with an offer of equity securities  but in the case of an allotment pursuant to the authority granted by paragraph  B  of Resolution 11, such power shall be limited to the allotment of equity securities in connection with an offer by way of a rights issue only :  i  to ordinary shareholders in proportion  as nearly as may be practicable  to their existing holdings; and  ii  to CONTD.
		Management	For	For
CONT
CONTD. holders of other equity securities  as defined in Section
560 1  of-the Act , as required by the rights of those securities or, subject to such-rights, as the Directors otherwise consider
necessary, and so that the-Directors may impose any limits or restrictions and make any arrangements-which they consider
necessary or appropriate to deal with treasury shares,-fractional entitlements, record dates, legal, regulatory or practical-problems in, or under the laws of, any territory or any other matter; and  B-to the allotment of equity securities pursuant to the authority granted by-paragraph  A  of Resolution 11 and/or an allotment which
constitutes an-allotment of equity securities by virtue of Section
560 3  of the Act  in-each case otherwise than in the
circumstances set out in paragraph  A  of-this CONTD.
Non-Voting
CONT
CONTD. Resolution 12  up to a nominal amount of GBP
38,062,446 calculated, in-the case of equity securities which are rights to subscribe for, or to-convert securities into, Ordinary
Shares  as defined in Section 560 1  of the-Act  by reference to the aggregate nominal amount of relevant shares which-may be allotted pursuant to such rights;  Authority expires at the end of the-Company's next AGM after this Resolution is passed or, if earlier, until the-close of business on 30 JUN 2011  but so that the
Company may make offers and-enter into agreements before the power expires which would, or might, require-equity securities to be allotted after the power expires and the Directors-may allot equity securities under any such offer or agreement as if the power-had not expired
Non-Voting
S.13
Authorize the Company to make one or more market purchases
within the meaning of Section 693 4  of the Act  of ordinary Shares provided that:  A the maximum aggregate number of ordinary
Shares to be purchased is 152,249,785 representing
approximately 10% of the issued share capital as at 10 MAR
2010;  B  the minimum price which may be paid for an Ordinary
Share is 50 pence per share which amount shall be exclusive of expenses; and  C  the maximum price which may be paid for an
Ordinary Share is an amount  exclusive of expenses  equal to
105% of the average of the middle market quotations for an
Ordinary Share as derived from the London Stock Exchange Daily
Official List for the five business days immediately preceding the day on which the Ordinary Share is purchased; Authority expire at the conclusion CONTD.
		Management	For	For
CONT
CONTD. of the AGM of the Company to be held in 2011 or on 30
JUN 2011,-whichever is the earlier; unless such authority is renewed prior to such-time. Under the authority hereby conferred, the Company may, before the-expiry of such authority, conclude contracts to purchase Ordinary Shares-which will or may be
completed wholly or partly after the expiry of such-authority, and may make purchases of Ordinary Shares in pursuance of any
such-contracts as if the authority hereby conferred had not expired
Non-Voting
S.14	Approve the general meeting of the Company other than an AGM may be called on not less than 14 clear days' notice	Management	For	For
S.15
Amend  A  the Articles of Association of the Company by deleting all the provisions of the Company's Memorandum of Association which, by virtue of Section 28 of the Act, are to be treated as provisions of the Company's Articles of Association; and  B  the
Articles of Association set out in the document produced to the meeting and initialled by the Chairman for the purposes of
identification be adopted as the Articles of Association of the
Company in substitution for, and to the exclusion of, the existing
Articles of Association
		Management	For	For
16
Authorize the Directors,  A  the International Power plc 2010 UK
Sharesave Plan  UK SAYE Plan  and the International Power plc
2010 Global Sharesave Plan  Global SAYE Plan , the main
features of which are summarised in the Explanatory Notes on pages 10 to 12 of this Notice of the 2010 AGM and copies of the rules of which have been produced to the meeting and initialled by the Chairman for the purposes of identification, to do all acts and things as they may consider necessary or desirable to carry the same into effect and to make such changes as they consider
appropriate for that purpose; and to establish future share plans for the benefit of employees overseas based on the above plans, modified to the extent necessary or desirable to take account of
CONTD.
		Management	For	For
CONT
CONTD. overseas tax, securities and exchange control laws and regulations,-provided that such plans must operate within the limits on individual or-overall participation summarised in the
Explanatory Notes on pages 10 to 12-of this Notice of the 2010
AGM
Non-Voting

PPR SA, PARIS
Security	F7440G127	Meeting Type		MIX
Ticker Symbol		Meeting Date	19-May-2010
ISIN	FR0000121485	Agenda		702369972 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
O.1	Approve the Company accounts for the year 2009	Management	For	For
O.2	Approve the consolidated accounts for the year 2009	Management	For	For
O.3	Approve the allocation of result and the distribution of the dividend	Management	For	For
O.4	Approve the agreements specified in Articles L. 225-38 et sequence of the Code du commerce commercial code	Management	For	For
O.5	Appointment of Mrs. Laurence Boone as a Director for a 4 year period	Management	For	For
O.6	Appointment of Mrs. Yseulys Costes as a Director for a 4 year period	Management	For	For
O.7	Appointment of Mrs. Caroline Puel as a Director for a 4 year period	Management	For	For
O.8	Approve the Board of Directors' fees	Management	For	For
O.9	Approve the renewal of an Auditor's mandate	Management	For	For
O.10	Appointment of The Firm KPMG Audit as an Assistant Auditor	Management	For	For
O.11	Grant authority to operate using Company shares	Management	For	For
E.12
Grant powers to issue, without any preferential subscription right and as part of a public offer, shares and/ or any tangible assets granting access, immediately and/ or at term, to capital securities and/or tangible assets, entitling allocation of debt securities
		Management	For	For
E.13
Grant to decide to increase capital stock by issuing, without any preferential subscription right and as part of an offer as specified in Article L. 411-2.II of the Code Monetaire et Financier  Monetary
and Financial Code , especially to qualified investors, shares and/or any tangible assets granting access to the Company's
capital stock and/or issue of assets entitling allocation of debt securities
		Management	For	For
E.14
Grant authority to set the price for issue of shares and/or tangible assets granting access to capital stock according to certain procedures, up to a ceiling of 10% of capital stock per year, to increase capital stock by issuing with no preferential subscription right shares
		Management	For	For
E.15	Grant authority to increase the number of shares or tangible assets to be issued in the event of an increase in capital stock with no preferential subscription right	Management	For	For
E.16
Grant authority to increase capital stock by issuing, without and preferential subscription right, shares or other assets, granting access to capital stock reserved for current or former employees who belong to a savings plan
		Management	For	For
E.17	Authorize the Board of Directors to agree share purchase or subscription options for employed members of staff and agents within the group or certain categories of them	Management	For	For
E.18	Authorize the Board of Directors to allocate existing shares free of charge or issue them to employed members of staff and agents within the group or certain categories of them	Management	For	For
E.19	Authorize the Board of Directors to issue refundable share subscription and/or purchase notes BSAARs to employees and agents within the group, with no shareholders' preferential subscription right	Management	For	For
E.20	Amend the Article 22 of the Articles of Association	Management	For	For
O.E21	Powers for formalities	Management	For	For
CMMT
PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING
INFORMATION IS AVAILABLE BY-CLICKING ON THE
MATERIAL URL LINK:-https://balo.journal-
officiel.gouv.fr/pdf/2010/0412/201004121001116.pdf AND-
https://balo.journal-
officiel.gouv.fr/pdf/2010/0428/201004281001567.pdf
Non-Voting
CMMT
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF ADDITIONAL LINK. IF YOU-HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS Y-OU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

SHENZHEN INTERNATIONAL HOLDINGS LTD
Security	G8086V104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	19-May-2010
ISIN	BMG8086V1046	Agenda		702370723 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100416/LTN2 0100416618.pdf	Non-Voting
1	Receive and consider the audited financial statements and the reports of the Directors and of the Auditor for the YE 31 DEC 2009	Management	For	For
2	Declare the final dividend and the special dividend for the YE 31DEC 2009	Management	For	For
3.i	Re-elect Mr. Guo Yuan as a Director	Management	For	For
3.ii	Re-elect Mr. To Chi Keung, Simon as a Director	Management	For	For
3.iii	Re-elect Mr. Leung Ming Yuen, Simon as a Director	Management	For	For
3.iv	Authorize the Board of Directors to fix the Directors' remuneration	Management	For	For
4	Re-appoint the Auditor of the Company and authorize the Board of Directors to fix the Auditor's remuneration	Management	For	For
5	Grant a repurchase mandate to the Directors to repurchase shares in the Company as specified	Management	For	For
6	Grant a general mandate to the Directors to allot, issue and otherwise deal with the shares in the Company as specified	Management	For	For
7	Approve to extend the general mandate granted to the Directors to allot, issue and otherwise deal with the shares in the Company as specified	Management	For	For
S.8	Adopt the Chinese name as the secondary name of the Company	Management	For	For

STATOIL ASA
Security	R4446E112	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	19-May-2010
ISIN	NO0010096985	Agenda		702386271 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
CMMT
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
1	Opening of the AGM by the Chair of the corporate assembly	Non-Voting
2	Election of a Chair of the meeting	Management	For	For
3	Approve the notice and the agenda	Management	For	For
4	Approve the registration of attending shareholders and the proxies	Management	For	For
5	Election of two persons to co-sign the minutes together with the chair of the meeting	Management	For	For
6	Approve the annual report and the accounts for Statoil Asa and the Statoil Group for 2009 including the Board of Directors proposal for distribution of dividend	Management	For	For
7	Approve the declaration on stipulation of salary and other remuneration for Executive Management	Management	For	For
8	Approve the determination of remuneration for the Company's Auditor	Management	For	For
9.1	Election of Olaug Svarva as a Member of the Corporate Assembly	Management	For	For
9.2	Election of Idar Kreutzer as a Member of the Corporate Assembly	Management	For	For
9.3	Election of Karin Aslaksen as a Member of the Corporate Assembly	Management	For	For
9.4	Election of Greger Mannsverk as a Member of the Corporate Assembly	Management	For	For
9.5	Election of Steinar Olsen as a Member of the Corporate Assembly	Management	For	For
9.6	Election of Ingvald Stroemmen as a Member of the Corporate Assembly	Management	For	For
9.7	Election of Rune Bjerke as a Member of the Corporate Assembly	Management	For	For
9.8	Election of Tore Ulstein as a Member of the Corporate Assembly	Management	For	For
9.9	Election of Live Haukvik Aker as a Member of the Corporate Assembly	Management	For	For
9.10	Election of Siri Kalvig as a Member of the Corporate Assembly	Management	For	For
9.11	Election of Thor Oscar Bolstad as a Member of the Corporate Assembly	Management	For	For
9.12	Election of Barbro Haetta-Jacobsen as a Member of the Corporate Assembly	Management	For	For
10	Approve the determination of remuneration for the Corporate Assembly	Management	For	For
11.1	Election of Olaug Svarva as a Member of the Nomination Committee until the AGM in 2012	Management	For	For
11.2	Election of Bjoern Staale Haavik as a Member of the Nomination Committee until the AGM in 2012	Management	For	For
11.3	Election of Tom Rathke as a Member of the Nomination Committee until the AGM in 2012	Management	For	For
11.4	Election of Live Haukvik Aker as a Member of the Nomination Committee until the AGM in 2012	Management	For	For
12	Approve the determination of remuneration for the Nomination Committee	Management	For	For
13	Grant authority to acquire Statoil shares in the market in order to continue implementation of the Share Saving Plan for employees	Management	For	For
14	Grant autority to acquire Statoil shares in the market for annulment	Management	For	For
15
Approve the changes to Articles of Association: 1) Articles of
Association Section 4; 2) Articles of Association Section 5; 3)
Articles of Association Section 7; 4) Articles of Association Section
9; 5) Articles of Association Section 11
		Management	For	For
16	PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL: approve the proposal from a Shareholder	Shareholder	Against	For

COMMERZBANK AG, FRANKFURT A/MAIN
Security	D15642107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	19-May-2010
ISIN	DE0008032004	Agenda		702393721 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS 28 APR 2010, WHEREAS-THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
GE-RMAN LAW. THANK YOU
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY wit-h the report of the Supervisory Board, the group financial statements and annu-al report, the report pursuant to
Sections 289(4) and 315(4) of the German Com-mercial Code,
and the corporate governance and remuneration reports
Non-Voting
2.	Ratification of the acts of the Board of Managing Directors	Management	For	For
3.	Ratification of the acts of the Supervisory Board	Management	For	For
4.	Approval of the new compensation system for the Board of MDs, to be explained in detail at the shareholders meeting	Management	For	For
5.	Appointment of Auditors for the 2010 FY: PricewaterhouseCoopers AG, Frankfurt	Management	For	For
6.	Appointment of Auditors for the first quarter of 2011: PricewaterhouseCoopers AG, Frankfurt	Management	For	For
7.
Authorization to acquire own shares for trading purposes, the
Company shall be authorized to acquire and sell own shares, at prices not deviating more than 10% from their average market price, on or before 18 MAY 2015, the trading portfolio shall not exceed 5% of the Company's share capital at the end of any given day
		Management	For	For
8.
Resolution on the revision of the authorized capital, and the corresponding amendments to the Articles of association the
authorized capital 2009/I, 2009/II and 2006/III shall be revoked, the Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to increase the share capital by up to EUR 1,535,000,000 through the issue of new shares against payment in cash or kind, on or before 18 MAY 2015 (authorized capital 2010) Shareholders shall be granted subscription rights, except for residual amounts, for the granting of subscription rights to holders of option or conversion rights, for the issue of employee shares of up to EUR 12,000,000, for the issue of shares against payment in kind, and for the issue of shares at a price not
materially below their market price
		Management	For	For
9.
Resolution on the authorization to issue convertible and/or warrant bonds or profit sharing rights, the creation of contingent capital, and the corresponding amendments to the Articles of Association
I. the authorization to issue convertible and/or warrant bonds or profit-sharing rights, given by the AGM of 15 MAY 2008, shall be revoked II. the Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to issue bonds or profit-sharing rights of up to EUR 4,000,000,000, with or without conversion or option rights for new shares of the Company, on or before 18 MAY 2015, Shareholders shall be granted subscription rights, except for residual amounts, for the granting of such rights to holders of previously issued bonds, for the issue of bonds or profit-sharing rights at a price not materially below their theoretical market value, and for the issue of profit-sharing rights not conferring a conversion or option right if these have debenture-like features, III. the contingent capital 2008/I and 2008/II shall be revoked, the Company's share capital shall be increased by up to
EUR 702,000,000 through the issue of up to 270,000,000 new
bearer shares, insofar as conversion or option rights are exercised
(contingent capital 2010/I), IV. the Articles of Association shall be amended accordingly
		Management	For	For
10.
Resolution on the issuance of exchange rights to the Financial
Market Stabilisation Fund, the creation of contingent capital, and the corresponding amendments to the Articles of association the
Financial Market Stabilisation Fund shall be entitled to exchange its silent participation in the company into shares of the Company, in order to retain its proportional interest in the Company in the event the Company undertakes a capital increase, the share
capital shall be increased for this purpose by up to EUR
355,666,667.20 through the issue of up to 136,794,872 new
bearer shares, insofar as the exchange rights are exercised
		Management	For	For
11.
Amendments to the Articles of Association in connection with the
Shareholder Rights Directive Implementation Act (ARUG) a)
Sections 17(1) and (2) shall be revised in respect of the deadline for announcing the shareholders, meeting being 30 days prior to the meeting, extended by the length of the registration period, and in respect of attendance at shareholders, meetings being
contingent upon registration with the Company at least six days in advance and provision of proof of shareholding as per the 21st day prior to the meeting, b) Sections 17(4) and (5) shall be added in respect of the admissibility of online participation in and absentee voting at shareholders meetings.
		Management	For	For
12.
PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:
Withdrawal of confidence from all members of the Board of
Managing Directors pursuant to Section 84(3)2 of the Stock
Corporation Act the Board of Managing Directors and the
Supervisory Board recommend rejecting this motion
		Shareholder	Against	For
13.
PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:
Removal of Dr. Helmut Perlet from the Supervisory Board
pursuant to Section 103(1) of the Stock Corporation Act and
appointment of a new member to the Supervisory Board pursuant to Section 101(1) of the Stock Corporation Act the Supervisory
Board recommends rejecting this motion
		Shareholder	Against	For
14.
PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:
Appointment of Rainer Kroell as special Auditor pursuant to
Section 142(1) of the Stock Corporation Act for the examination of the actions of the management in connection with the acquisition of the 100% stake in Dresdner Bank AG from Allianz S.E. and the merger of the Company with Dresdner Bank AG the Supervisory
Board recommends rejecting this motion, the shareholders
Riebeck-Brauerei von 1862 AG and Dr. Winfried Lubos have put forth the following additional item for resolution pursuant to
Sections 122(2) and 124(1) of the Stock Corporation Act
		Shareholder	Against	For
15.
PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:
Appointment of special auditors pursuant to Section 142(1) of the
Stock Corporation Act for the examination of the actions of the management in connection with the behaviour of the Board of
Managing Directors and the Supervisory Board before and after the acquisition of Dresdner Bank as well as the acquisition of the
100% stake in Dresdner Bank AG from Allianz S.E., followed by the merger of the company with Dresdner Bank without the
approval of the shareholders meeting, the Supervisory Board also recommends rejecting this proposal
		Shareholder	Against	For

TELENOR ASA, FORNEBU
Security	R21882106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	19-May-2010
ISIN	NO0010063308	Agenda		702406667 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 699228 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1	Approve the notice of the AGM	Management	For	For
2	Election of a representative to sign the minutes of the AGM together with the-Chairman of the meeting	Non-Voting
3	Approve the annual accounts and the annual report for the FY 2009; and a dividend payment of NOK 2.50 per share	Management	For	For
4	Approve the remuneration to the Company's Auditor	Management	For	For
5	Approve the Board's declaration regarding the determination of salary and other remuneration to senior employees pursuant to Section 6-16A in the Act relating to public limited companies	Management	For	For
6.i	Grant authority to acquire own shares for the purposes of cancellation or as means of payment in connection with acquisition of businesses	Management	For	For
6.ii	Grant authority to acquire own share for the purposes of fulfilling Telenor's obligations pursuant to option and LTI programmes for senior employees and general share programmes for employees	Management	For	For
7	Approve to determine the remuneration to the Members of the Corporate Assembly and the Nomination Committee	Management	For	For

RENEWABLE ENERGY CORPORATION AS, HOVIK
Security	R7199U100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	19-May-2010
ISIN	NO0010112675	Agenda		702411961 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
1.	Opening of the meeting by the Chairman of the Board and registration of attend-ing shareholders	Non-Voting
2.	Election of Thomas Aanmoen as a Chairman of the meeting and Reidar Lund is ele-cted to co-sign the minutes	Non-Voting
3.	Approve the notice of the meeting and the agenda	Management	For	For
4.
Approve the remuneration for the period from 19 MAY 2009 to 19
MAY 2010 for the Chairman of the Board, Board members,
members of Board committees and members of the Nomination
Committee is (all amounts in NOK) as specified
		Management	For	For
5.	Approve the Auditor's remuneration	Management	For	For
6.	Approve the annual financial statements and the Directors' report for 2009, the net loss for the year of NOK 956 million is covered by transfer from other equity, dividends will not be paid for the FY	Management	For	For
7.
Approve that, the general meeting supports the statement of the
Board regarding compensation to leading employees; the general meeting adopts the statement of the Board regarding the Stock
Option Program
		Management	For	For
8.	Approve the changes to Sections 9, 10 & 12 to the Company's Articles of Association, as specified	Management	For	For
9.
Authorize the Board to increase the share capital by up to NOK
100,000,000 through issue of up to 100,000,000 shares in one or more share issues; the authorization may be used for carrying out investments and acquisitions in line with the Company's strategy, including in the form of mergers and through consideration in kind, and for providing the Company with financial flexibility; the subscription price and subscription terms shall be decided by the
Board in connection with each share issue, taking into
consideration the Company's requirements and the shares' market value at the relevant time, Shares may be issued for contribution in form of cash or by transfer of other assets (contribution in kind);
existing shareholder's pre-emptive rights to subscribe for shares may be waived by the Board upon exercise of the authorization;
		Management	For	For

[Authority expires at the AGM in 2011], but in any event not later than 15 months from the date of this general meeting; to make necessary changes to the Articles of Association upon exercise of this authorization; this authorization replaces the authorization granted 05 JUN 2009 to increase the share capital by up to NOK
60,000,000 through issue of up to 60,000,000 shares, of which issue of up to 40,490,042 shares has not been used

10.
Authorize the Board to acquire shares in Renewable Energy
Corporation ASA on behalf of the Company for one or more of the following purposes: in order to maximize return for the
shareholders; fulfillment of the Company's obligations under the
Share Purchase Program for the employees; in connection with the Long Term Incentive Plan of the Company (LTIP 2007); in
connection with the Company's Option Program; the authorization covers purchase(s) of up to 10% of the face value of the share capital of the Company, cf. the Act Section 9-2 and 9-3, shares may be acquired at minimum NOK 1 per share and maximum
NOK 250 per share, the shares shall be acquired through ordinary purchase on the Stock Exchange, the Board's authorization is valid until the AGM in 2011 or until it is revoked by a general meeting resolution passed with simple majority, but in any case not later than 15 months from the date of this general meeting, the decision shall be notified to and registered by the Norwegian
Register of Business Enterprises prior to acquiring any shares pursuant to the authorization
		Management	For	For
11.
Authorize the Board to resolve to raise one or more convertible loans or loans with warrants, of the Act Section 11-1; the
authorization may be used for carrying out investments and
acquisitions in line with the Company's strategy and for providing the Company with financial flexibility, the sum of loans shall not exceed a total principal amount of NOK 10,000,000,000, the share capital increase shall not exceed NOK 100,000,000 through issue of a maximum of 100,000,000 shares, the conditions for the loans shall be determined by the Board at each subscription with regard to the needs of the Company and the market value of the shares at that time; [Authority expires at the AGM in 2011 but in any event not later than 15 months from the date of this General
Meeting, the Board is also granted the authorization to make necessary changes to the Articles of Association in relation to conversion of loans issued in accordance with the authorization
		Management	For	For
12.	Election of Messrs. Dag J. Opedal, Tore Schiotz, Roar Engeland, Susanne Elise Munch Thore, Hilde Myrberg, Odd Christopher Hansen, Bernt Reitan and Helene Bergquist as members to the Board of Directors	Management	For	For
13.	Re-elect Rune Selmar as a member of the Nomination Committee and Torkild Nordberg as the Chairman	Management	For	For

BANK OF IRELAND (THE GOVERNOR AND COMPANY OF THE B
Security	G49374146	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	19-May-2010
ISIN	IE0030606259	Agenda		702417367 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the Renominalisation of Ordinary Stock	Management	For	For
2.	Approve to increase the Bank's authorized capital stock	Management	For	For
3.	Adopt the new Bye-Laws	Management	For	For
4.	Approve to issue Ordinary Stock and disapply pre-emption rights to effect the Proposals, excluding the Government Transaction	Management	For	For
5.	Approve to issue the allotment instrument in respect of allotment instruments stock necessary to effect the debt for equity offers	Management	For	For
6.	Approve to issue Ordinary Stock pursuant to the Proposals at a discount of more than 10% to the middle market price	Management	For	For
7.
Approve the Government Transaction as a related party
transaction pursuant to the Listing Rules, issue Ordinary Stock at a discount of more than 10% to the middle market price and
disapply pre-emption rights in respect of the Government
Transaction and to approve the Warrant Cancellation
		Management	For	For
8.	Approve to reduce stock premium	Management	For	For

CREDIT AGRICOLE SA, PARIS
Security	F22797108	Meeting Type		MIX
Ticker Symbol		Meeting Date	19-May-2010
ISIN	FR0000045072	Agenda		702417418 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 668683 DUE TO DUE TO ADDIT-ION OF RESOLUTION. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGAR-DED AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.     The followin-g applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions will-be
forwarded to the Global Custodians that have become Registered
Intermediar-ies, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Gl-obal Custodian will sign the Proxy
Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
Non-Voting
	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLIC-KING ON THE MATERIAL URL LINK: https://balo.journal- officiel.gouv.fr/pdf/2010/-0503/201005031001606.pdf	Non-Voting
O.1	Approve the financial statements for the FY 2009	Management	For	For
O.2	Approve the consolidated financial statements for the FY 2009	Management	For	For
O.3	Approve the allocation of income, setting and payment of the dividend	Management	For	For
O.4	Approve the option to pay the dividend with shares	Management	For	For
O.5	Approve the regulated undertakings pursuant to Article L.225-42-1 of the Commercial Code, decided in favor of Mr. Rene CARRON	Management	For	For
O.6	Approve the regulated Undertakings pursuant to Article L.225-42- 1 of the Commercial Code, decided in favor of Mr. Bernard MARY	Management	For	For
O.7	Approve the regulated Undertakings pursuant to Article L.225-42- 1 of the Commercial Code, decided in favor of Mr. Jean-Yves HOCHER	Management	For	For
O.8	Approve the regulated Undertakings pursuant to Article L.225-42- 1 of the Commercial Code, decided in favor of Mr. Jacques LENORMAND	Management	For	For
O.9	Approve the conditions for Mr. Jean-Frederic de LEUSSE's end of term pursuant to Article L.225-42-1 of the Commercial Code	Management	For	For
O.10	Approve the conditions for Mr. Georges PAUGET's end of term pursuant to Article L.225-42-1 of the Commercial Code	Management	For	For
O.11	Approval the regulated Undertakings pursuant to Article L.225-42- 1 of the Commercial Code, decided in favor of Mr. Jean-Paul CHIFFLET	Management	For	For
O.12	Approve the regulated Undertakings pursuant to Article L.225-42- 1 of the Commercial Code, decided in favor of Mr. Michel MATHIEU	Management	For	For
O.13	Approve the regulated Undertakings pursuant to Article L.225-42- 1 of the Commercial Code, decided in favor of Mr. Bruno de LAAGE	Management	For	For
O.14	Ratify the co-optation of Mr. Philippe BRASSAC as a Board member	Management	For	For
O.15	Approve the renewal of Mr. Philippe BRASSAC's term as a Board member	Management	For	For
O.16	Ratify the co-optation of Mrs. Veronique FLACHAIRE as a Board member	Management	For	For
O.17	Approve the Renewal of Mrs. Veronique FLACHAIRE's term as a Board member	Management	For	For
O.18	Appointment of Mr. Claude HENRY as a Board member	Management	For	For
O.19	Ratify the co-optation of Mr. Bernard LEPOT as a Board member	Management	For	For
O.20	Appointment of Mr. Jean-Marie SANDER as a Board member	Management	For	For
O.21	Appointment of Mr. Christian TALGORN	Management	For	For
O.22	Appointment of a Board member Madame Monica MONDARDINI	Management	For	For
O.23	Approve the attendance allowances to Board members	Management	For	For
O.24	Authorize the Board of Directors to purchase Company's common shares	Management	For	For
E.25	Authorize the Board of Directors to increase the share capital by issuing common shares and/or securities giving access to common shares with preferential subscription rights	Management	For	For
E.26
Authorize the Board of Directors to increase the share capital by issuing common shares and/or securities giving access to
common shares with cancellation of preferential subscription rights outside of a public offer
		Management	For	For
E.27
Authorize the Board of Directors to increase the share capital by issuing common shares and/or securities giving access to
common shares with cancellation of preferential subscription rights as part of a public offer
		Management	For	For
E.28
Authorize the Board of Directors to increase the amount of initial issuance, in the event of issuance of common shares or securities giving access to common shares with or without preferential
subscription rights, decided according to 25th, 26th, 27th, 29th,
30th, 34th and 35th resolutions
		Management	For	For
E.29
Authorize the Board of Directors to issue common shares and/or securities giving access to common shares, for the remuneration of the contributions in kind granted to the Company and
comprised of equity securities or securities giving access to the capital, outside of a public exchange offer
		Management	For	For
E.30
Authorize the Board of Directors to set the issue price of the common shares or any securities giving access to common
shares, in the event of cancellation of preferential subscription rights, within the annual limit of 5% of the capital
		Management	For	For
E.31	Approve the overall limitation of authorizations for issuances with or without preferential subscription rights	Management	For	For
E.32	Authorize the Board of Directors to issue securities entitling to allotment of debt securities	Management	For	For
E.33	Authorize the Board of Directors to increase the share capital by incorporation of reserves, profits, premiums or others	Management	For	For
E.34	Authorize the Board of Directors to increase the share capital by issuing common shares reserved to employees of the Groupe Credit Agricole, members of a Company Saving Plan	Management	For	For
E.35	Authorize the Board of Directors to increase the share capital by issuing common shares reserved to the Company Credit Agricole International Employees	Management	For	For
E.36	Authorize the Board of Directors to carry out a free allocation of shares, existing or to be issued, in favor of the employees or eligible officers of the Company	Management	For	For
E.37	Authorize the Board of Directors to reduce the share capital by cancellation of common shares	Management	For	For
E.A
PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER
PROPOSAL: Approve the as part of the exercise of the 34th
resolution, the 4 Supervisory Boards of the FCPE, which met on
30 MAR 2010, suggest that Supervisory Boards are controlled by a majority of employees, in order to respect the balance of funds holders and to comply with the practice established in the FCPE
CREDIT AGRICOLE S.A. Actions, while the management wants
to maintain the parity between Employers and Employees
		Shareholder	Against	For
E.38	Powers for the formalities	Management	For	For

PT UNILEVER INDONESIA TBK
Security	Y9064H141	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	19-May-2010
ISIN	ID1000095706	Agenda		702419703 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 694286 DUE TO DELETION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.
Ratification of financial report and approval of the annual report including the Board of Commissioners report for book year 2009, and Acquit Et De Charge to the Board of Commissioner and the
Board of Directors as reflected in annual report
		Management	For	For
2.	Authorize the Board of Directors to appoint of Independent Public Accountant to audit Company's books for book year 2010 and determine their honorarium	Management	For	For
3.	Approve to change the Board of Directors and the Board of Commissioners, as well as determination on remuneration for the Board of Directors and the Board of Commissioners for book year 2010	Management	For	For
4.
Approve the adjustment proposal of pension fund from pensioner since year 2007 and 2008, on change and additional of pension fund regulation of the Company as per the statement of the
pension fund founder of PT Unilever Indonesia dated 30 MAR
2010 [DPUI Founder Statement], authorization with substitution rights to the board of directors to act on behalf of DPUI Founder and do any necessary action related to the DPUI Founder
statement and others related to the agenda of the meeting
		Management	For	For

BANK OF IRELAND (THE GOVERNOR AND COMPANY OF THE B
Security	G49374146	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	19-May-2010
ISIN	IE0030606259	Agenda		702420201 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the report of the Directors and the account for the 9 month period ended 31 DEC 2009	Management	For	For
2.	Receive and consider the report on Directors remuneration for the 9 month period ended 31 DEC 2009	Management	For	For
3.i	Election of Pat Molloy as a Director	Management	For	For
3.iia	Re-election of Dennis Holt as a Director	Management	For	For
3.iib	Re-election of Richie Boucher as a Director	Management	For	For
3.iic	Re-election of Des Crowley as a Director	Management	For	For
3.iid	Re-election of Denis Donovan as a Director	Management	For	For
3.iie	Re-election of Paul Haran as a Director	Management	For	For
3.iif	Re-election of Rose Hynes as a Director	Management	For	For
3.iig	Re-election of Jerome Kennedy as a Director	Management	For	For
3.iih	Re-election of Heather Ann McSharry as a Director	Management	For	For
3.iii	Re-election of John O'Donovan as a Director	Management	For	For
3.iij	Re-election of Patrick O'Sullivan as a Director	Management	For	For
4.	Authorize the Directors to determine the remuneration of the Auditors	Management	For	For
S.5
Approve the purposes of Section 209 of the Companies Act, 1990
[the 1990 Act], the re-issue price range at which any units of treasury stock for the time being hold by the Bank may be re-
issued off-market shall be determine with Bye-Laws of the Bank:
[Authorize shall expire at the close of business on the earlier of the date of the next AGC of the Bank after the passing of this resolution or 31 AUG 2011] unless previously varied or renewed in accordance with the provisions of Section 209 of the 1990 Act
		Management	For	For
S.6	Approve that the General Court, other than an Annual General Court and other than a Court called for the passing of a special resolution, may be called on not less than 14 clear days notice	Management	For	For

COUNTRY GARDEN HLDGS CO LTD
Security	G24524103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	20-May-2010
ISIN	KYG245241032	Agenda		702339094 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and approve the audited consolidated financial statements, the report of the Directors and the Independent Auditor's report of the Company for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend	Management	For	For
3a	Re-elect Mr. Yang Erzhu as the Director of the Company	Management	For	For
3b	Re-elect Ms. Yang Zhicheng as the Director of the Company	Management	For	For
3c	Re-elect Mr. Yang Yongchao as the Director of the Company	Management	For	For
3d	Re-elect Mr. Lai Ming, Joseph as the Director of the Company	Management	For	For
3e	Authorize the Board of Directors of the Company to fix the Directors fee	Management	For	For
4	Re-appoint Auditors and authorize the Board of Directors to fix their remunerations	Management	For	For
5
Authorize the Directors of the Company, pursuant to the rules governing the listing of securities on the Stock Exchange of Hong
Kong Limited  the Listing Rules , during the Relevant Period  as hereinafter specified in this resolution  to allot, issue and deal with any unissue shares in the capital of the Company and to make or grant offers, agreements and options  including but not limited to warrants, bonds and debentures convertible into shares of the
Company  which might require the exercise of such power be and is hereby generally and unconditionally approved; to make or grant offers, agreements and options  including warrants, bonds and debentures convertible into shares of the Company  which might require the shares in the capital of the Company to be issued either..CONTD
		Management	For	For
-
..CONTD during or after the end of the relevant period  as
specified ; the-aggregate nominal value of the share capital allotted or agreed conditionally-or unconditionally to be allotted or issued  whether pursuant to an option or-otherwise  by the
Directors pursuant to the approval in paragraph  a  above,-
otherwise than pursuant to  i  a rights issue as specified or ii  an issue of-shares upon the exercise of options which may be
granted under any share-option scheme or under any option
scheme or similar arrangement for the time-being adopted for the grant or issue to the grantees as specified in such-share option scheme or option scheme or similar arrangement of shares or-
rights to acquire shares of the Company; or iii  any scrip dividend schemes-or similar arrangements providing..CONTD
Non-Voting
-
..CONTD for the allotment and issue of shares in lieu of the whole or part of-a dividend on shares of the Company in accordance with the Articles of-Association of the Company; or iv  a specific authority granted by the-shareholders of the Company in general meeting, shall not exceed 20% of the-total nominal value of the share capital of the Company in issue at the date-of the passing of this resolution and the said approval shall be limited-accordingly;
Authority expires at the conclusion of next AGM of the Company-
or the expiration of the period within which the next AGM of the
Company is-required by the articles of association of the
Company or any applicable laws-of the Cayman Islands to be held
Non-Voting
6
Authorize the Directors of the Company to repurchase shares of the Company during the relevant period on the Stock Exchange of
Hong Kong Limited or on any other stock exchange on which the shares of the Company may be listed and which is recognized by the Securities and Futures Commission of Hong Kong and the
Stock Exchange for this purpose, subject to and in accordance with all applicable laws and/or the requirements of the Listing
Rules or of any other stock exchange as amended from time to time, be and is hereby generally and unconditionally approved; the aggregate nominal value of the shares of the Company which the
Company is authorized to repurchase pursuant to the approval in paragraph  a above during the relevant period..CONTD
		Management	For	For
-
..CONTD as specified shall not exceed 10 % of the total nominal value of the-share capital of the Company in issue at the date of the passing of this-resolution, and the authority granted pursuant to paragraph  a  above shall-be limited accordingly; and  Authority expires at the conclusion of the next-AGM of the Company; or the expiration of the period within which the next AGM-of the
Company is required by the Articles of Association of the
Company or-any applicable laws of the Cayman Islands to be held
Non-Voting
7
Approve conditional upon the ordinary resolution numbers 5 and 6 of the notice convening this meeting being passed, the general mandate granted to the Directors to allot, issue and deal in any unissued shares pursuant to the ordinary resolution no. 5 of the notice convening this meeting be and is hereby extended by the addition to the aggregate nominal value of the share capital of the
Company which may be allotted or agreed conditionally or
unconditionally to be allotted by the Directors pursuant to such general mandate of an amount representing the aggregate
nominal value of the share capital of the Company repurchased by the Company under the authority granted pursuant to the ordinary resolution no. 6 of the notice convening this meeting, provided that
such..CONTD
		Management	For	For
-	..CONTD extended amount shall not exceed 10% of the total nominal value of-the share capital of the Company in issue at the date of the passing of this-resolution	Non-Voting
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting

SUEZ ENVIRONNEMENT COMPANY, PARIS
Security	F4984P118	Meeting Type		MIX
Ticker Symbol		Meeting Date	20-May-2010
ISIN	FR0010613471	Agenda		702368122 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
CMMT
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:    Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representati-ve
Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0414/201004141001203.pdf	Non-Voting
O.1	Approve the Company's accounts for the YE 31 DEC 2009	Management	For	For
O.2	Approve the allocation of the consolidated accounts for the YE 31 DEC 2009	Management	For	For
O.3	Approve the allocation of the result for the YE 31 DEC 2009	Management	For	For
O.4	Approve the agreements regulated under Articles L.225-38 et seq. and L.225-42-1 of the Code de Commerce	Management	For	For
O.5	Approve to set the amount allocated for the Directors' attendance fees for the year	Management	For	For
O.6	Ratify the co-opting of Mr. Patrick Ouart as a Director	Management	For	For
O.7	Appointment of Mr. Jerome Tolot as a Director	Management	For	For
O.8	Appointment of Mr. Dirk Beeuwsaert as a Director	Management	For	For
O.9	Appointment of Mr. Alain Chaigneau as a Director	Management	For	For
O.10	Appointment of Mr. Guillaume Pepy as a Director	Management	For	For
O.11	Appointment of Mr. Gilles Benoist as a Director	Management	For	For
O.12	Appointment of Mr. Gerald Arbola as a Director	Management	For	For
O.13	Authorize the Company to trade in its own shares	Management	For	For
E.14	Authorize the Board of Directors to reduce the authorized capital by canceling shares held by the Company itself	Management	For	For
E.15
Authorize the Board of Directors to increase the Company's
authorized capital by issuing, with the preferential right of subscription maintained, equity securities and/or any transferable securities giving access immediately or at some future date to the
Company's shares
		Management	For	For
E.16
Authorize the Board of Directors to increase the Company's
authorized capital by issuing, with the preferential right of subscription cancelled, equity securities and/or any transferable securities giving access immediately or at some future date to the
Company's shares
		Management	For	For
E.17
Authorize the Board of Directors to issue, by means of an offer pursuant to Article L.411-2 II of the Code monetaire et financier, shares and transferable securities giving access to the Company's authorized capital, with the preferential right of subscription for the shareholders cancelled
		Management	For	For
E.18
Authorize the Board of Directors to increase the value of issues made, with the preferential right of subscription for the
shareholders maintained or cancelled, but capped at 15% of the value of the initial issue
		Management	For	For
E.19
Authorize the Board of Directors in the event of an issue, with the preferential right of subscription for the shareholders cancelled, of equity securities and/or any transferable securities giving access, immediately or at some future date, to the Company's authorized capital, in order to set the issue price, but capped at 10% of the
Company's authorized capital, according to the procedures
ordered by the general meeting
		Management	For	For
E.20
Authorize the Board of Directors to increase the Company's
authorized capital, as payment for contributions in kind of equity securities or transferable securities giving access to the
authorized capital
		Management	For	For
E.21	Authorize the Board of Directors to increase the authorized capital by incorporation of premia, reserves, profits or any other sum whose capitalization is permitted	Management	For	For
E.22	Authorize the Board of Directors to increase the Company's authorized capital, as payment for contributions in kind made pursuant to a Public Exchange Offer launched by the Company	Management	For	For
E.23	Authorize the Board of Directors to issue composite transferable securities representing debts	Management	For	For
E.24
Authorize the Board of Directors to increase the authorized capital by issuing shares or transferable securities giving access to the capital, reserved for members of personal equity plans, with the preferential right of subscription for shareholders cancelled in favor of said members
		Management	For	For
E.25
Authorize the Board of Directors to increase the authorized
capital, with the preferential right of subscription for shareholders cancelled, in favor of all entities whose exclusive object is to subscribe to, hold and sell the Company's shares or other equity capital pursuant to the use of one of the multiple formulae of the
Suez Environnement Group's International Collective Shareholder
Plan
		Management	For	For
E.26	Authorize the Board of Directors to allocate free shares	Management	For	For
E.27	Powers for the legal formalities	Management	For	For

PT BANK RAKYAT INDONESIA (PERSERO) TBK
Security	Y0697U104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	20-May-2010
ISIN	ID1000096001	Agenda		702416769 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the annual report, ratification to financial report and Commissioner's Supervision report for year 2009 and also funding utilization report of public offering	Management	For	For
2	Ratification to corporate social and responsibility report for year 2009 program for book year 2009	Management	For	For
3	Approve the profit allocation for year 2009	Management	For	For
4	Approve to determine the amount of Salary, honorarium and tantiem for Company's Board	Management	For	For
5	Appointment to Public Accountant for year 2010 ok year 2010 and appointment of public accountant to Audit the program of partnership and environment development	Management	For	For
6	Grant authority to Commissioner to increase the capital related to MSOP Management Stock Option Program which were decided on previous shareholders meeting	Management	For	For
7	Approve to change the composition of Company's Board	Management	For	For

TOTAL S A
Security	F92124100	Meeting Type		MIX
Ticker Symbol		Meeting Date	21-May-2010
ISIN	FR0000120271	Agenda		702420097 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting

"French Resident Shareowners must complete, sign and forward the Proxy Card di-rectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions. The following a-pplies to Non-
Resident Shareowners: Proxy Cards: Voting instructions will be f-
orwarded to the Global Custodians that have become Registered
Intermediaries,-on the Vote Deadline Date. In capacity as
Registered Intermediary, the Global-Custodian will sign the Proxy
Card and forward to the local custodian. If you-are unsure whether your Global Custodian acts as Registered Intermediary, plea-se contact your representative"
Non-Voting

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 694699 DUE TO CHANGE IN VO-TING STATUS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLIC-KING ON THE MATERIAL URL LINK-https://balo.journal- officiel.gouv.fr/pdf/2010/0-226/201002261000408.pdf	Non-Voting
O.1	Approve the Company's financial statements	Management	For	For
O.2	Approve the consolidated financial statements	Management	For	For
O.3	Approve the allocation of the profit, setting of the dividend	Management	For	For
O.4	Approve the Agreements pursuant to Article L. 225-38 of the Commercial Code	Management	For	For
O.5	Approve the commitments pursuant to Article L. 225-42 of the Commercial Code	Management	For	For
O.6	Authorize the Board of Directors to proceed with the Company's shares	Management	For	For
O.7	Approve the renewal of Mr. Thierry Desmarest's term as Board Member	Management	For	For
O.8	Approve the renewal of Mr. Thierry de Rudder's term as Board Member	Management	For	For
O.9	Appointment of Mr. Gunnar Brock as a Board Member	Management	For	For
O.10	Appointment of Mr. Claude Clement as a Board Member to represent the Employees Shareholders pursuant to Article 11 of the Statutes	Management	For	For
O.11
PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER
PROPOSAL: Appointment as Director, Mr. Philippe Marchandise
representing the Employees who are shareholders of the
Company for a 3-year period [In accordance with Article 11 of the bylaws, only one of the recommended Directors in resolutions 10,
11 and 12 will be elected]
		Shareholder	Against	For
O.12
PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER
PROPOSAL: Appointment as Director, Mr. Mohammed Zaki
representing the Employees who are shareholders of the
Company for a 3-year period [In accordance with Article 11 of the bylaws, only one of the recommended Directors in resolutions 10,
11 and 12 will be elected]
		Shareholder	Against	For
O.13	Approve the renewal of the Cabinet Ernst and Young Audit as permanent statutory Auditor	Management	For	For
O.14	Approve the Cabinet KPMG Audit as permanent statutory Auditor	Management	For	For
O.15	Appointment of Cabinet Auditex as the substitute statutory Auditor	Management	For	For
O.16	Appointment of Cabinet KPMG Audit I.S. as the substitute statutory Auditor	Management	For	For
E.17
Authorize the Board of Directors to increase the capital with preferential subscription rights of the Shareholders, by issuing common shares or any securities giving access to the capital by incorporation of premiums, reserves, profits or others
		Management	For	For
E.18	Authorize the Board of Directors to increase the capital by issuing common shares or any securities giving access to the capital, with cancellation of preferential subscription rights	Management	For	For
E.19	Authorize the Board of Directors to increase the capital by issuing common shares or any securities giving access to the capital as remuneration for the contributions in kind granted to the Company	Management	For	For
E.20	Authorize the Board of Directors to increase the capital in accordance to Article L. 3332-18 et seq. of the Code of Labor	Management	For	For
E.21	Approve the authorization to grant options to subscribe or purchase Company's shares to some Collaborators of the group as well as to Officers of the Company or Companies of the group	Management	For	For
E.A	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Approve to add a new paragraph to the end of Article 9 of the Articles of Association as specified	Shareholder	Against	For

SOCIETE GENERALE, PARIS
Security	F43638141	Meeting Type		MIX
Ticker Symbol		Meeting Date	25-May-2010
ISIN	FR0000130809	Agenda		702305497 - Management
Item	Proposal	Type	Vote	For/Against Management
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-	Please note that important additional meeting information is available by-clicking on the material URL link --https://balo.journal- officiel.gouv.fr/pdf/2010/0319/201003191000752.pdf	Non-Voting
O.1	Approve the Company accounts for FY 2009	Management	For	For
O.2	Approve the allocation of the 2009 result setting of the dividend and its payment date	Management	For	For
O.3	Approve the scrip dividend payment option	Management	For	For
O.4	Approve the consolidated accounts for FY 2009	Management	For	For
O.5	Approve the continuation of the agreements regulated under Article L. 225-38 of the Code de Commerce	Management	For	For
O.6	Approve the continuation of the retirement agreements regulated under Article L. 225-42-1 of the Code de Commerce	Management	For	For
O.7	Approve a retirement agreement regulated under Article L. 225- 42-1 of the Code de Commerce in favour of Mr. Jean-Francois Sammarcelli	Management	For	For
O.8	Approve a retirement agreement regulated under Article L. 225- 42-1 of the Code de Commerce in favour of Mr. Bernardo Sanchez Incera	Management	For	For
O.9	Approve a "non-competition clause" agreement regulated under Article L. 225-42-1 of the Code de Commerce relating to the departure of Mr. Philippe Citerne	Management	For	For
O.10	Approve a "terminal grant" agreement regulated under Article L. 225-42-1 of the Code de Commerce should Mr. Frederic Oudea leave the Company	Management	For	For
O.11	Approve the Continuation of the "non-competition clause" agreement regulated under Article L. 225-42-1 of the Code de Commerce in favour of Mr. Frederic Oudea	Management	For	For
O.12	Approve to renewal of Mr. Robert Castaigne's appointment as a Director	Management	For	For
O.13	Approve to renewal of Mr. Gianemilio Osculati's appointment as a Director	Management	For	For
O.14	Approve the nomination of TBD as a Director [THIS RESOLUTION HAS BEEN WITHDRAWN]	Management	For	For
O.15	Authorize the Board of Directors to trade in the Company's shares, but limited to 10% of the authorised capital	Management	For	For
E.16
Authorize the Board of Directors, for 26 months, to increase the authorised capital, with the preferential right of subscription maintained, (i) by issuing ordinary shares or any transferable securities giving access to the authorised capital of the Company or of its subsidiaries for a maximum face value of the share issue of 460 million euros, i.e. 49.7% of the authorised capital, with apportionment to this amount of those set in the 17th to 22nd
Resolutions, (ii) and/or by incorporation, for a maximum face value of 550 million Euros
		Management	For	For
E.17
Authorize the Board of Directors, for 26 months, to increase the authorised capital, with the preferential right of subscription cancelled, by issuing ordinary shares or any transferable
securities giving access to the authorised capital of the Company or of its subsidiaries for a maximum face value of the share issue of 138 million Euros, i.e. 14.9% of the authorised capital, with apportionment of this amount to that set in the 16th resolution and apportionment to this amount of those set in the 18th and 19th
Resolutions
		Management	For	For
E.18
Authorize the Board of Directors, for 26 months, to increase the number of shares to be issued if a capital increase is
oversubscribed, with or without the preferential right of
subscription, but limited to 15% of the initial issue and the caps stipulated by the 16th and 17th Resolutions
		Management	For	For
E.19
Authorize the Board of Directors, for 26 months, to increase the authorised capital, but limited to 10% of the capital and the caps stipulated by the 16th and 17th resolutions, to pay for
contributions in kind of equity securities or transferable securities giving access to the authorised capital of other Companies,
outside the context of a bid
		Management	For	For
E.20
Authorize the Board of Directors, for 26 months, to increase the authorised capital or transfer shares reserved for members of a
Corporate or Group Personal Equity Plan, but limited to 3% of the capital and the cap stipulated by the 16th Resolution
		Management	For	For
E.21
Authorize the Board of Directors, for 26 months, to award options to subscribe to or purchase shares, but limited to 4% of the capital and the cap stipulated by the 16th Resolution, the limit of 4%
being a global cap for the 21st and 22nd Resolutions, including a maximum of 0.2% for Executive Directors
		Management	For	For
E.22
Authorize the Board of Directors, for 26 months, to award free existing or future shares, but limited to 4% of the capital and the cap stipulated by the 16th resolution, the limit of 4% being a global cap for the 21st and 22nd Resolutions, including a maximum of
0.2% for Executive Directors
		Management	For	For
E.23	Authorize the Board of Directors to cancel, but limited to 10% per period of 24 months, its own shares held by the Company	Management	For	For
E.24	Amend the Articles of Association following redemption and cancellation of preference shares	Management	For	For
E.25	Powers for the required formalities	Management	For	For
	PLEASE NOTE THAT RESOLUTION 14 HAS BEEN RETRACTED FROM THE AGENDA AND VOTES FO-R THIS RESOLUTION WILL NOT BE TAKEN INTO ACCOUNT BY THE COMPANY.	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION
OF ADDITIONAL COMMENT. IF-YOU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNL-ESS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

STMICROELECTRONICS N V
Security	N83574108	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	25-May-2010
ISIN	NL0000226223	Agenda		702376080 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Opening of the meeting	Non-Voting
2	Approve the Board of Directors' report on financial year 2009 and related-discussion	Non-Voting
3	Receive the report of the Supervisory Board on FY 2009 and related discussion	Non-Voting
4.a	Approve a Corporate Governance	Non-Voting
4.b	Approve the balance sheet as of FY 2009	Management	For	For
4.c	Adopt a dividend of USD 0.28 for each ordinary share for FY 2009	Management	For	For
4.d	Grant discharge of the sole Member of the Managing Board	Management	For	For
4.e	Grant discharge of the Supervisory Board Members	Management	For	For
5	Approve to confirm surveillance councils Member	Management	For	For
6	Appointment of PricewaterhouseCoopers Accountants N:V. as the External Auditors	Management	For	For
7	Approve the shares remuneration portion for Chairman and Chief Executive Officer	Management	For	For
8	Authorize the Board of Directors to buy own shares for 18 months starting from meeting resolutions up on approval of surveillance council	Management	For	For
9	Question time	Non-Voting
10	Closing	Non-Voting
CMMT	PLEASE NOTE THAT BLOCKING CONDITIONS DO NOT APPLY FOR VOTING AT THIS GENERAL M-EETING AS THERE IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED WITH THIS-MEETING. THANK YOU.	Non-Voting

CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LT
Security	Y1507D100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-May-2010
ISIN	HK0308001558	Agenda		702386827 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
CMMT	Need to add this comment WITH THE LINK- http://www.hkexnews.hk/listedco/listconews/sehk/20100422/LTN2 0100422493.pdf	Non-Voting
1	Receive and consider the Audited financial statements and the reports of the Directors and Auditors for the YE 31 DEC 2009	Management	For	For
2.a	Re-election of Lo Sui On as a Director	Management	For	For
2.b	Re-election of Fang Xiaorong as a Director	Management	For	For
2.c	Re-election of Wong Man Kong, Peter as a Director	Management	For	For
2.d	Re-election of Chan Wing Kee as a Director	Management	For	For
2.e	Authorize the Board of Directors to fix the Directors fees	Management	For	For
3	Re-appointment of Ernst & Young as the Auditors of the Company and to authorize the Board of Directors to fix their remuneration	Management	For	For
4	Grant discharge the general mandate to the Directors to repurchase shares of the Company	Management	For	For
5	Grant discharge the general mandate to the Directors to allot and issue new shares in the Company	Management	For	For
6	Approve to extend the general mandate to allot and issue new shares by adding the shares repurchased by the Company	Management	For	For

LEGAL & GEN GROUP PLC
Security	G54404127	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-May-2010
ISIN	GB0005603997	Agenda		702402669 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the audited report and accounts of the Company for the YE 31 DEC 2009 together with the Directors' and the Auditors' report on those accounts	Management	For	For
2	Declare a final dividend of 2.73 pence per ordinary share in respect of the YE 31 DEC 2009 and be paid on 01 JUN 2010 to shareholders on the register of Members at the close of business on 16 APR 2010	Management	For	For
3	Re-elect Rudy Markham as a Director, who retires by rotation	Management	For	For
4	Re-elect John Pollock as a Director, who retires by rotation	Management	For	For
5	Re-elect Henry Staunton as a Director, who retires by rotation	Management	For	For
6	Re-elect James Strachan as a Director, who retires by rotation	Management	For	For
7	Election of Dame Clara Furse as a Director	Management	For	For
8	Election of John Stewart as a Director	Management	For	For
9	Election of Nigel Wilson as a Director	Management	For	For
10	Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company, to hold office until the conclusion of the next general meeting at which accounts are laid before the Company	Management	For	For
11	Authorize the Directors to determine the Auditors' remuneration	Management	For	For
12	Approve the report on the Directors' remuneration for the YE 31 DEC 2009 as set out on pages 55 to 70 of the Company's 2009 annual report and accounts	Management	For	For
13
Authorize the Directors of the Company, pursuant to Section 551 of the Companies Act 2006  the Act  to exercise all powers of the
Company to allot shares in the Company or grant rights to
subscribe for, or convert any security into shares in the Company up to an aggregate nominal amount of GBP 48,852,309 this
amount to be not more than 33.33% of the issued ordinary share capital at 09 APR 2010  Authority expires earlier of the conclusion of the next AGM of the Company, or at the close of business on
30 JUN 2011 , except that the Company may, before this authority expires, make an offer an agreement which would or might require shares to be allotted or rights to be CONTD.
		Management	For	For
CONT
CONTD.  granted after it expires and the Directors of the
Company may allot-shares or grant rights in pursuance of such offer or agreement as if this-authority had not expired  all previous unutilized authorities under Section-80 of the Companies Act 1985 and Section 551 of the Companies Act  shall-cease to have effect save to the extent that same are exercisable pursuant-to Section
551(7) of the Act by reason of any offer or agreement made prior-
to date of this resolution which would or might require shares to be allotted-or rights to be granted on or after that date
Non-Voting
14
Authorize the Company and all Companies that are its
subsidiaries at any time during the period to which this resolution relates, in accordance with Section 366 of the Companies Act
2006, aggregate to make political donations to political parties and/or independent election candidates, not exceeding GBP
100,000 in total; and make donations to political organizations other than political parties, not exceeding GBP 100,000 in total, and incur political expenditure, not exceeding GBP 100,000 in total;  Authority expires at the end on the date  falling 12 months thereafter or if sooner at the conclusion of the Company's next
AGM , for the purposes of this resolution the terms political donations, independent election candidates, political
organizations, political expenditure and political parties have the meaning set out in Sections 363 to 365 of the Act
		Management	For	For
S.15
Approve the Company's Articles of Association be hereby
amended by deleting all the provisions of the Company's
Memorandum of Association which, by virtue of Section 28 of the
Companies Act, 2006 are to be treated as provisions of the
Company's Articles of Association and the Articles of Association
produced to the meeting and initialed by the Chairman of the meeting be adopted as the Company's Articles of Association in substitution for, and to the exclusion of the existing Articles of
Association
		Management	For	For
S.16
Authorize the Directors,  subject to the passing of Resolution 13 to allot equity securities  as specified in Section 560 of the
Companies Act 2006  for cash pursuant to Resolution 13 under
Section 551 of the Companies act 2006, and to allot equity
securities  as specified in Section 560 of the Companies Act 2006(
sale of treasury shares) for cash, in either case as if Section 561 of the Companies Act 2006 disapplying to any such allotment, provided that this power shall be limited: to the allotment of equity securities in connection with an offer or issue of equity securities to or in favor of; i holders of shares in proportion  as nearly as may be practicable  to their existing holdings; CONTD
		Management	For	For
CONT
CONTD. and  ii  holders of other equity securities if this is required by the-rights of those securities or, if the Directors consider it necessary, as-permitted by the rights of those securities, but subject to such exclusions-or other arrangements as the Directors may consider necessary or expedient in-relation to fractional entitlements, treasury shares, record dates, shares-represented by depositary receipts, legal or practical problems arising under-
the laws of any territory or the requirements of any relevant regulatory body-or any stock exchange/or any other matter; and  B to the allotment of equity-securities pursuant to the authority granted under Resolution 13 and/or by-virtue of Section 560 3  of the Companies Act 2006 CONTD.
Non-Voting
CONT
CONT  in each case otherwise than under paragraph  A  above
up to a maximum-nominal amount of GBP 7,328,579, being 5% of the issued share capital of the-Company of the Company at 09
APR 2010  being the last practicable date prior-to the publication of this notice ;  Authority shall expire at the conclusion-of the next
AGM of the Company or, if earlier, at the close of business on 30-
JUN  2011 , except that the Company may, before this power
expires, make an-offer or agreement which would or might require equity securities to be-allotted after it expires and the Directors of the Company may allot equity-securities in pursuance of such offer or agreement as if the power conferred-hereby had not
expired; and all previous unutilized authorities under Section-95 of the Companies Act 1985 and Sections 570 and 573 of the
Companies Act-2006 shall cease to have effect
Non-Voting
S.17
Approve the Company, to make market purchases within the
meaning of Section 693(4) of the Act of ordinary shares of 2.5 pence in the capital of the Company on such terms and in such manner as the Directors may from time to time determine,
provided that: the maximum number of ordinary shares that may be purchased is 586,286,339 being 10% of the issued share
capital as at 09 APR 2010; the minimum price which may be paid for each ordinary share is 2.5 pence; the maximum price may be paid for each ordinary share is the higher of the amount equal to
105% of the average of the middle market quotations, or the
market values, for an ordinary shares as derived from the London
Stock Exchange Daily CONTD
		Management	For	For
CONT
CONTD. official List for the five business days immediately
preceding the day-on which the ordinary share is purchased and the amount stipulated by Article-5(1) of the Buy-back end
stabilization regulation 2003; and  Authority shall-expire at the conclusion of the next AGM or at the close of business on 30-JUN
2011 , except that the Company may make this contract for the purchase of-ordinary shares which will or might be executed
wholly or partly after the-expiry of this authority  all existing authorities for the Company to make-market purchases of ordinary shares are revoked, except in relation to the-purchase of shares under a contract or contracts concluded before the date of-this resolution and which has not yet been executed
Non-Voting
S.18	Approve that a general meeting other than an AGM may be called on not less than 14 clear days' notice	Management	For	For

TELECOM ITALIA SPA, MILANO
Security	T92778124	Meeting Type		Special General Meeting
Ticker Symbol		Meeting Date	26-May-2010
ISIN	IT0003497176	Agenda		702402936 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 27
MAY 2010 (AND A THIRD CALL ON 28 MAY 2010).
CONSEQUENTLY, YOUR-VOTING INSTRUCTIONS WILL
REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA IS
AMEN-DED. THANK YOU.
Non-Voting
1.	Approve the report on the reserve set up for the expenses necessary to safeguard the common interests of the holders of savings shares	Management	For	For
2.	Appointment of the common representative, related and consequent resolutions	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN BLOCKING INDICATOR. IF YO-U HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS-YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

OMV-AG
Security	A51460110	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-May-2010
ISIN	AT0000743059	Agenda		702404839 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the presentation of the annual, status and corporate governance report, the proposal for the allocation of the net income and the report of the Supervisory report for the FY 2009	Management	For	For
2.	Approve the allocation of the net income for the FY 2009	Management	For	For
3.	Approve the Members of the MGMT Board for the FY 2009	Management	For	For
4.	Approve the Supervisory Board for the FY 2009	Management	For	For
5.	Approve the remuneration to the Members of the Supervisory Board for the FY 2009	Management	For	For
6.	Election of the Auditors for the FY 2010	Management	For	For
7.	Election to the Supervisory Board	Management	For	For
8.	Amend the Company charter especially about the new legal adjustments amended act 2009 (AKTRAEG) as well as the exclusion of the securitisation of shares and verbal adjustments	Management	For	For
9.	Approve the Long Term Incentive Plan 2010	Management	For	For

RIO TINTO LTD
Security	Q81437107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-May-2010
ISIN	AU000000RIO1	Agenda		702414171 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the Company's financial report and the reports of the Directors and the Auditors for the YE 31 DEC 2009	Management	For	For
2	Approve the remuneration report for the YE 31 DEC 2009 as specified in the 2009 annual report	Management	For	For
3	Election of Robert Brown as a Director	Management	For	For
4	Election of Ann Godbehere as a Director	Management	For	For
5	Election of Sam Walsh as a Director	Management	For	For
6	Re-election of Guy Elliott as a Director	Management	For	For
7	Re-election of Michael Fitzpatrick as a Director	Management	For	For
8	Re-election of Lord Kerr as a Director	Management	For	For
9
Re-appoint PricewaterhouseCoopers LLP as the Auditors of Rio
Tinto Plc to hold office until the conclusion of the next AGM at which accounts are laid before Rio Tinto Plc and to authorize the
Audit Committee to determine the Auditor's remuneration
		Management	For	For
S.10
Grant authority to buybacks by Rio Tinto Limited of fully paid ordinary shares Rio Tinto Limited  Ordinary Shares  in the period following this approval until  and including  the date of the Rio
Tinto Limited 2011 AGM or 21 APR 2011  whichever is the later :
a) under one or more off-market buyback tender schemes in
accordance with terms as specified  the Buyback Tenders ; and b)
pursuant to on-market buybacks by Rio Tinto Limited in
accordance with the Listing Rules of the Australian Securities
Exchange, but only to the extent that the number of ordinary shares bought back pursuant to the authority in this Resolution, whether under any buyback tenders or pursuant to any on-market buybacks, does not in that period exceed 43.5 million ordinary shares
		Management	For	For
S.11
Grant authority to buybacks by Rio Tinto Limited of ordinary shares from Tinto Holdings Australia Pty Limited  THA  in the period following this approval until  and including  the date of the
Rio Tinto Limited 2011 AGM or 21 APR 2011 whichever is the
later  upon the terms and subject to the conditions set out in the draft buyback agreement between Rio Tinto Limited and THA
entitled 2010 RTL-THA Agreement , as specified
		Management	For	For

PT ASTRA INTERNATIONAL TBK
Security	Y7117N149	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-May-2010
ISIN	ID1000057607	Agenda		702424095 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the annual report and ratification to Company's financial report for year 2009	Management	For	For
2	Approve the profit allocation for year 2009	Management	For	For
3	Approve the changing in the composition of Company's Board and determine their salary, honorarium and allowances	Management	For	For
4	Appointment of Public Accountant for year 2010	Management	For	For

DEUTSCHE BANK AG, FRANKFURT AM MAIN
Security	D18190898	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	DE0005140008	Agenda		702344641 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED
DEPENDING ON SOME SUBCUSTODIANS'-PROCESSING IN
THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE TO-OBTAIN BLOCKING INFORMATION
FOR YOUR ACCOUNTS.
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 financ-ial year with the report of the Supervisory Board, the group financial stateme-nts and annual report, and the report pursuant to Sections 289(4) and 315(4) o-f the German
Commercial Code
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
793,413,523.95 as follows: Payment of a dividend of EUR 0.75 per share EUR 327,769,262.70 shall be carried forward Ex-
dividend and payable date: 28 MAY 2010
		Management	For	For
3.	Ratification of the acts of the Board of Managing Directors	Management	For	For
4.	Ratification of the acts of the Supervisory Board	Management	For	For
5.	Appointment of Auditors for the 2010 FY KPMG AG, Frankfurt	Management	For	For
6.
Renewal of the authorization to acquire own shares for trading purposes the Company shall be authorized to acquire and sell own shares, at prices not deviating more than 10% from the
market price of the shares, on or before 30 NOV 2014; the trading portfolio shall not exceed 5% of the Company's share capital at the end of any given day
		Management	For	For
7.
Authorization to acquire own shares for purposes other than
trading The Company shall be authorized to acquire own shares of up to 10% of its share capital, at prices not deviating more than
10% from the market price of the shares, on or before 30 NOV
2014 the Board of Managing Directors shall be authorized to sell the shares on the stock exchange or to offer them to all
shareholders, to use the shares for acquisition purposes, to use the shares as employee shares, to offer the shares to third parties at a price not materially below their market price, and to retire the shares
		Management	For	For
8.
Authorization to use derivatives within the scope of the acquisition of own shares the Company shall be authorized to use put or call options and forward contracts for the purpose of acquiring own shares as per item 7
		Management	For	For
9.	Approval of the compensation system for the Board of Managing Directors as described in the compensation report to be presented under item 1	Management	For	For
10.
Amendments to the articles of association in connection with the
Shareholder Right Directive Implementation Law [ARUG] a)
Section 17(4) shall be appended in respect of the Board of
Managing Directors being authorized to allow shareholders to participate in the shareholders' meeting by electronic means
[online] b) Section 17(5) shall be appended in respect of the Board of Managing Directors being authorized to allow shareholders to exercise their voting rights in writing or electronically [absentee voting] c) Section18(3) shall be amended in respect of the
Company being able to facilitate proxy voting at shareholders'
meetings
		Management	For	For
11.
Authorization to issue warrant or convertible bonds or profit-
sharing certificates, the creation of contingent capital, and the corresponding amendments to the Articles of Association the
Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to issue bearer or registered bonds or profit-sharing certificates of up to EUR 9 billion, conferring a conversion or option right for new shares of the Company, on or before 30 APR 2015; shareholders shall be granted subscription rights, except for the issue of bonds or profit-sharing certificates at a price not materially below their  theoretical market value, for residual amounts, and for the granting of such rights to holders of conversion or option rights; the share capital shall be increased accordingly by up to EUR 230,400,000 through the issue of up to
90,000,000 new registered  shares, insofar as conversion and/or option rights are exercised
		Management	For	For
12.
Approval of amendments to the control and profit transfer
agreements, or simple profit transfer agreements, with the
following of the Company's wholly owned subsidiaries, in
accordance with the accounting law modernisation act: a)
Deutsche Bank Private- Und Geschaeftskunden Ag; b)
Schiffsbetriebsgesellschaft Brunswik Mbh; c) Deutsche Immobilien
Leasing Gmbh; d) Deutsche Stiftungstrust Gmbh; e) Db Export-
Leasing Gmbh; f) Db Capital Markets [Deutschland) Gmbh; g)
Rreef Management Gmbh; h) Nordwestdeutscher
Wohnungsbautraeger Gmbh
		Management	For	For
13.	Approval of the newly concluded control and profit transfer agreem ents with the following of the Company's wholly owned subsidiaries: a) Db Beteiligungs-Holding Gmbh; b) Db Finanz- Holding Gmbh	Management	For	For

DEUTSCHE BOERSE
Security	D1882G119	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	DE0005810055	Agenda		702345908 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED
DEPENDING ON SOME SUBCUSTODIANS'-PROCESSING IN
THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE TO-OBTAIN BLOCKING INFORMATION
FOR YOUR ACCOUNTS.
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY wit-h the report of the Supervisory Board, the group financial statements and annu-al report, the re-port pursuant to
Sections 289[4] and 315[4] of the German Co-mmercial Code, and the proposal on the appropriation of the distributable prof-it
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
400,000,000 as follows; Payment of a dividend of EUR 2.10 per share EUR 9,519,655.90 shall be allocated to the other revenue reserves ex-dividend and payable date 28 MAY 2010
		Management	For	For
3.	Ratification of the acts of the Board of Managing Directors	Management	For	For
4.	Ratification of the acts of the Supervisory Board	Management	For	For
5.	Approval o f the new compensation system for t he Board of MDs, to be found on the Company's web site	Management	For	For
6.
Resolution on the revision of the authorized capital II, and the corresponding amendments to the articles of association The
existing authorized capita l II shall be revoked, the Board of
Managing Directors shall be authorized, with the consent of the
Supervisory Board, to increase the share capital by up to EUR
27,800,000 through the issue of new registered shares against payment in cash and/or kind, on or be-fore 26 May 2015,
shareholders shall be granted subscription rights, except for the issue of shares at a price not materially below their market price, for the issue of employee shares of up to EUR 3,000,000, for the issue of shares for acquisition purposes, and for residual amounts
		Management	For	For
7.
Resolution on the creation of authorized capital III, and the corresponding amendments to the Articles of Association the
Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to increase the share capital by up to
EUR 19,500,000 through the issue of new registered shares
against cash payment, on or before 26 MAY 2015, shareholders shall be granted subscription rights, except for residual amounts
		Management	For	For
8.
Authorization to acquire own shares the Board of Managing
Directors shall be authorized to acquire shares of the Company of up to 10% of its share capital, at prices neither more than 10%
above, nor more than 20% below, the market price, on or before
31 OCT 2011 ,the shares may be used for acquisition purposes, issued to employees, pensioners and executives, sold in another manner at a price not materially below their market price, or retired
		Management	For	For
9.	Approval of the control agreement with the Company's wholly owned subsidiary Clear stream Banking AG, effective for an indeterminate period of time	Management	For	For
10.
Amendments to the Articles of Association in connection with the
Shareholder Right Directive Implementation Law [ARUG] a]
Section 16[4] shall be appended in respect of the Board of
Managing Directors being authorized to allow shareholders to participate in the shareholders meeting by electronic means
[online], b] Section 16[5] shall be appended in respect of the
Board of Managing Directors being authorized to allow
shareholders to exercise their voting rights in writing or
electronically [absentee voting]
		Management	For	For
11.	Appointment of the Auditors for the 2010 FY; KPMG AG, Berlin entitled to vote are those shareholders who are entered in the share register and who register with the Company on or before 20 MAY 2010	Management	For	For

SAFRAN SA, PARIS
Security	F4035A557	Meeting Type		MIX
Ticker Symbol		Meeting Date	27-May-2010
ISIN	FR0000073272	Agenda		702385902 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
CMMT
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
O.1	Approve the Company's accounts for FY 2009 , discharge to the members of the Board of Directors and of the Supervisory Board	Management	For	For
O.2	Approve the consolidated accounts for FY 2009	Management	For	For
O.3	Approve the allocation of the profit and setting of the dividend	Management	For	For
O.4	Approve the agreements regulated under article L. 225-38 et seq. of the Code de Commerce	Management	For	For
O.5	Approve to renew the Cabinet Mazars' appointment as the Statutory Auditor	Management	For	For
O.6	Appointment of Cabinet Ernst & Young et al. as Statutory Auditor	Management	For	For
O.7	Appointment of Mr. Gilles Rainaut as standby Statutory Auditor	Management	For	For
O.8	Appointment of Cabinet Auditex as standby Statutory Auditor	Management	For	For
O.9	Authorize the Board of Directors to trade in the Company's shares	Management	For	For
E.10	Authorize the Board of Directors to increase the authorized capital by incorporation of reserves, profits or premia	Management	For	For
E.11	Authorize the Board of Directors to reduce the authorized capital by canceling shares held by the Company	Management	For	For
E.12	Powers for the necessary legal formalities	Management	For	For
CMMT
PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING
INFORMATION IS AVAILABLE BY-CLICKING ON THE
MATERIAL URL LINK:-https://balo.journal-
officiel.gouv.fr/pdf/2010/0419/201004191001286.pdf AND ht-
tps://balo.journal-
officiel.gouv.fr/pdf/2010/0510/201005101002043.pdf
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF ADDITIONAL LINK. IF YOU-HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS Y-OU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

CAP GEMINI SA, PARIS
Security	F13587120	Meeting Type		MIX
Ticker Symbol		Meeting Date	27-May-2010
ISIN	FR0000125338	Agenda		702387312 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
CMMT
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
O.1	Approve the Company's accounts for FY 2009	Management	For	For
O.2	Approve the consolidated accounts for FY 2009	Management	For	For
O.3	Approve the agreements regulated under Article L.225-38 of the Code de Commerce	Management	For	For
O.4	Approve the allocation of the result and dividend	Management	For	For
O.5	Approve the renewal of Mr. Yann Delabriere's appointment as a Director	Management	For	For
O.6	Approve the renewal of Mr. Paul Hermelin's appointment as a Director	Management	For	For
O.7	Approve the renewal of Mr. Michel Jalabert's appointment as a Director	Management	For	For
O.8	Approve the renewal of Mr. Serge Kampf's appointment as a Director	Management	For	For
O.9	Approve the renewal of Mr. Phil Laskawy's appointment as a Director	Management	For	For
O.10	Approve the renewal of Mr. Ruud van Ommeren's appointment as a Director	Management	For	For
O.11	Approve the renewal of Mr. Terry Ozan's appointment as a Director	Management	For	For
O.12	Approve the renewal of Mr. Bruno Roger's appointment as a Director	Management	For	For
O.13	Approve the nomination of Mrs. Laurence Dors as a Director	Management	For	For
O.14	Approve the renewal of Mr. Pierre Hessler's appointment as a non-executive Director	Management	For	For
O.15	Approve the renewal of Mr. Geoff Unwin's appointment as a non- executive Director	Management	For	For
O.16	Grant authority for the share redemption program, capped at a number of shares equal to 10% of the Company's authorized capital	Management	For	For
E.17	Authorize the Board of Directors to cancel shares which the Company has redeemed pursuant to a share redemption program	Management	For	For
E.18	Approve the delegation of powers granted to the Board of Directors to increase the authorized capital by incorporation of reserves	Management	For	For
E.19	Approve the setting of general caps on delegations of powers under the next seven resolutions	Management	For	For
E.20
Approve the delegation of powers granted to the Board of
Directors to issue ordinary shares and/or transferable securities giving access to the Company's authorized capital or to award debt securities with maintenance of a preferential right of
subscription
		Management	For	For
E.21
Approve the delegation of powers granted to the Board of
Directors to issue, by means of a public offer, ordinary shares and/or transferable securities giving access to the Company's authorized capital or to award debt securities with a preferential right of subscription cancelled
		Management	For	For
E.22
Approve the delegation of powers granted to the Board of
Directors to issue, by means of a private placement, ordinary shares and/or transferable securities giving access to the
Company's authorized capital, or to award debt securities, with a preferential right of subscription cancelled
		Management	For	For
E.23	Approve the delegation of powers granted to the Board of Directors to increase the value of issues by means of over- allocation options	Management	For	For
E.24
Authorize the Board of Directors in the event of an issue of ordinary shares and/or transferable securities with a preferential right of subscription cancelled, to set the issue price in accordance with the rules passed by the General Meeting and capped at 10%
of the Company's authorized capital
		Management	For	For
E.25
Approve the delegation of powers granted to the Board of
Directors to issue simple ordinary shares or combined with
transferable securities giving access to the Company's authorized capital as payment for contributions in kind to the Company of equity capital or of transferable securities giving access to the authorized capital
		Management	For	For
E.26
Approve the delegation of powers granted to the Board of
Directors to issue ordinary shares and/or transferable securities giving access to the Company's authorized capital or to award debt securities as payment for securities contributed to any public exchange offer initiated by the Company
		Management	For	For
E.27	Approve the delegation of powers granted to the Board of Directors to make a capital increase reserved for members of a Cap Gemini Group Personal Equity Plan	Management	For	For
E.28	Approve the addition to the Company's Articles of Association of a provision allowing the Board of Directors to nominate a Vice- Chairman	Management	For	For
E.29	Powers for the legal formalities	Management	For	For
CMMT
PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING
INFORMATION IS AVAILABLE BY-CLICKING ON THE
MATERIAL URL LINK:-https://balo.journal-
officiel.gouv.fr/pdf/2010/0409/201004091001101.pdf AND ht-
tps://balo.journal-
officiel.gouv.fr/pdf/2010/0510/201005101001996.pdf
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF ADDITIONAL LINK. IF YOU-HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS Y-OU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

NATIXIS, PARIS
Security	F6483L100	Meeting Type		MIX
Ticker Symbol		Meeting Date	27-May-2010
ISIN	FR0000120685	Agenda		702389885 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
CMMT
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
O.1	Approve the financial statements for the financial year 2009	Management	For	For
O.2	Approve the consolidated financial statements for the financial year 2009	Management	For	For
O.3	Approve the allocation of income	Management	For	For
O.4	Approve the Agreements and Undertakings pursuant to Articles L.225-38 and L.225-86 et sequence of the Commercial Code	Management	For	For
O.5	Ratify the co-optation of BPCE as a Board Member	Management	For	For
O.6	Ratify the co-optation of Mr. Alain Lemaire as a Board Member	Management	For	For
O.7	Ratify the co-optation of Mr. Bernard Oppetit as a Board Member	Management	For	For
O.8	Ratify the co-optation of Mr. Jean Criton as a Board Member	Management	For	For
O.9	Ratify the co-optation of Mrs. Laurence Debroux as a Board Member	Management	For	For
O.10	Approve the renewal of term of a Principal Statutory Auditor	Management	For	For
O.11	Approve the renewal of term of a Deputy Statutory Auditor	Management	For	For
O.12	Appointment of a Principal Statutory Auditor	Management	For	For
O.13	Appointment of a Deputy Statutory Auditor	Management	For	For
O.14	Appointment of a principal and deputy statutory auditors for Fiducie Capdevielle - Natixis - Tresor Public	Management	For	For
O.15	Approve the trading of the Company's own shares on the stock market	Management	For	For
E.16	Approve to review and approval of the simplified fusion by absorption of Natixis Securities, a 100% subsidiary of the Company	Management	For	For
E.17	Authorize the Board of Directors to reduce the share capital by cancellation of shares purchased in accordance with the shares repurchase program	Management	For	For
E.18	Authorize the Board of Directors to carry out the allocation of free shares to the employees and Corporate officers of Natixis and related Companies	Management	For	For
E.19
Authorize the Board of Directors to decide on the share capital increase by issuing shares or securities giving access to the capital reserved for members of saving plans with cancellation of preferential subscription rights in favor of the latter in accordance with Article L.225-129-6 of the Commercial Code
		Management	For	For
E.20
Authorize the Board of Directors, in the event of issuance with cancellation of preferential subscription rights of the shareholders to decide on the issue price under the conditions set by the general meeting, within the limit of 10% of the capital
		Management	For	For
E.21
Authorize the Board of Directors to use the delegations in the fourteenth and seventeenth resolutions adopted by the CGM held on 30 APR 2009 and the twentieth resolution of the EGM of this day, to carry out, under the conditions referred to in Article L.225-
136 of the Commercial Code, one or more issuances of equity
securities without preferential subscription rights by an offering, by private investment, pursuant to Article L.411-2, II of the Monetary and Financial Code
		Management	For	For
E.22	Authorize the Board of Directors to reduce the capital by repurchasing shares	Management	For	For
E.23	Powers for the formalities	Management	For	For
CMMT
PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING
INFORMATION IS AVAILABLE BY-CLICKING ON THE
MATERIAL URL LINK --https://balo.journal-
officiel.gouv.fr/pdf/2010/0421/201004211001297.pdf AND ht-
tps://balo.journal-
officiel.gouv.fr/pdf/2010/0430/201004301001625.pdf AND http-
s://balo.journal-
officiel.gouv.fr/pdf/2010/0510/201005101002012.pdf
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF ADDITIONAL LINK. IF YOU-HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS Y-OU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

LEGRAND SA, LIGUEIL
Security	F56196185	Meeting Type		MIX
Ticker Symbol		Meeting Date	27-May-2010
ISIN	FR0010307819	Agenda		702389897 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
O.1	Approve the financial statements for the FYE on 31 DEC 2009	Management	For	For
O.2	Approve the consolidated financial statements for the FYE on 31 DEC 2009	Management	For	For
O.3	Approve the allocation of income	Management	For	For
O.4	Approve the agreements pursuant to Article L.225-38 of the Commercial Code	Management	For	For
O.5	Approve the renewal of term of one of the principal statutory Auditors	Management	For	For
O.6	Approve the renewal of term of the deputy statutory Auditors	Management	For	For
O.7	Approve the shares repurchase program	Management	For	For
O.8	Appointment of Mr. Patrick Tanguy as a Board Member	Management	For	For
E.9	Grant authority to cancel shares purchased as part of the shares repurchase program	Management	For	For
E.10	Authorize the Board of Directors to decide on issuing shares or securities giving access to the capital or to the allocation of debt securities, with preferential subscription rights	Management	For	For
E.11
Authorize the Board of Directors to decide on issuing, by way of public offer, shares or securities giving access to the capital or to the allocation of debt securities, with cancellation of preferential subscription rights
		Management	For	For
E.12
Authorize the Board of Directors to decide on issuing, by way of an offer pursuant to Article L.411-2, II of the Monetary and
Financial Code (private investment), shares or securities giving access to the capital or to the allocation of debt securities, with cancellation of preferential subscription rights
		Management	For	For
E.13	Approve the possibility to increase the amount of issuances in the event of surplus demands	Management	For	For
E.14
Authorize the Board of Directors to set the issue price of shares or securities giving access to the capital, according to the modalities determined by the General Meeting, in the event of issuance
without preferential subscription rights
		Management	For	For
E.15	Authorize the Board of Directors to decide on increasing the share capital by incorporation of reserves, profits, premiums or other funding which capitalization is permitted	Management	For	For
E.16	Authorize the Board of Directors to decide on issuing shares or securities giving access to the capital in favor of members of saving plans of the Company or of the group	Management	For	For
E.17	Authorize the Board of Directors to carry out issuance of shares or securities giving access to shares in consideration for the contributions in kind granted to the Company	Management	For	For
E.18	Approve the overall limit of the delegations of authority following the tenth, eleventh, twelfth, thirteenth, fourteenth, sixteenth and seventeenth resolutions	Management	For	For
E.19	Authorize to the Board of Directors to decide on one or more allocations of options to subscribe for or purchase shares	Management	For	For
E.20	Authorize to the Board of Directors to carry out allocation of free shares	Management	For	For
E.21	Amend the third paragraph of Article 9.1 of the statutes	Management	For	For
E.22	Powers for the formalities	Management	For	For
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0421/201004211001253.pdf	Non-Voting

STANDARD BK GROUP LTD
Security	S80605140	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	ZAE000109815	Agenda		702389936 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the Annual Financial Statements for the YE 31 DEC 2009, including the reports of the Directors and Auditors	Management	For	For
2.1	Approve the proposed fees payable to the Non-Executive Directors for 2010: Chairman of Standard Bank Group as ZAR 3,750,000 per annum	Management	For	For
2.2	Approve the proposed fees payable to the Non-Executive Directors for 2010: Director of Standard Bank Group ZAR 161,000 per annum	Management	For	For
2.3	Approve the proposed fees payable to the Non-Executive Directors for 2010: International Director of Standard Bank Group GBP 34,650 per annum	Management	For	For
2.4	Approve the proposed fees payable to the Non-Executive Directors for 2010: Group Credit Committee Member ZAR 16,500 per meeting	Management	For	For
2.5	Approve the proposed fees payable to the Non-Executive Directors for 2010: Directors Affairs Committee Chairman ZAR 114,500 per annum Member ZAR 57,000 per annum	Management	For	For
2.6	Approve the proposed fees payable to the Non-Executive Directors for 2010: Group Risk and the Capital Management Committee Chairman ZAR 455,000 per annum Member ZAR 182,000 per annum	Management	For	For
2.7	Approve the proposed fees payable to the Non-Executive Directors for 2010: Group Remuneration Committee Chairman ZAR 228,000 per annum Member ZAR 98,000 per annum	Management	For	For
2.8	Approve the proposed fees payable to the Non-Executive Directors for 2010: Group Transformation Committee Chairman ZAR 145,000 per annum Member ZAR 72,000 per annum	Management	For	For
2.9	Approve the proposed fees payable to the Non-Executive Directors for 2010: Group Audit Committee Chairman ZAR 455,000 per annum Member ZAR 182,000 per annum	Management	For	For
2.10	Approve the proposed fees payable to the Non-Executive Directors for 2010: Ad hoc meeting attendance ZAR 15,250 per meeting	Management	For	For
3
Approve the payment by The Standard Bank of South Africa
Limited of an ex gratia award of ZAR 7,500,000 to Derek Edward
Cooper; Group transformation Committee - Chairman - ZAR
145,000 per annum, Member - ZAR 72,000 per annum
		Management	For	For
4.1	Re-elect Richard Dunne as a Director	Management	For	For
4.2	Re-elect Thulani Gcabashe as a Director, who retires in accordance with the provisions of the Company's Articles of Association	Management	For	For
4.3	Re-elect Saki MaCozoma as a Director, who retires in accordance with the provisions of the Company's Articles of Association	Management	For	For
4.4	Re-elect Rick MeNell as a Director, who retires in accordance with the provisions of the Company's Articles of Association	Management	For	For
4.5	Re-elect Myles Ruck as a Director, who retires in accordance with the provisions of the Company's Articles of Association	Management	For	For
4.6	Re-elect Fred Phaswana as a Director	Management	For	For
4.7	Re-elect Lord Smith of Kelvin KT as a Director, who retires in accordance with the provisions of the Company's Articles of Association	Management	For	For
5.1
Approve the ordinary shares required for the purpose of carrying out the terms of the Standard Bank Equity Growth Scheme (the
Equity Growth Scheme), other than those which have specifically been appropriated for the Equity Growth Scheme in terms of
ordinary resolutions duly passed at previous AGM of the
Company, be and are hereby specifically placed under the control of the Directors, who be and are hereby authorized to allot and issue those shares in terms of the Equity Growth Scheme
		Management	For	For
5.2
Approve the ordinary shares required for the purpose of carrying out the terms of the Standard Bank Group Share Incentive
Scheme (the Scheme), other than those which have specifically been appropriated for the Scheme in terms of resolutions duly passed at previous AGM of the Company, be and are hereby
specifically placed under the control of the Directors, who be and are hereby authorized to allot and issue those shares in terms of the Scheme
		Management	For	For
5.3
Approve the unissued ordinary shares in the authorized share capital of the Company (other than those specifically identified in ordinary resolutions number 5.1 and 5.2) be and are hereby
placed under control of the Directors of the Company who are authorized to allot and issue the ordinary shares at their discretion until the next AGM of the Company, subject to the provisions of the Companies Act, 61 of 1973, as amended, the Banks Act, 94 of
1990, as amended and the Listings Requirements of the JSE
Limited and subject to the a number of ordinary shares able to be allotted and issued in terms of this resolution being limited five percent (5%) of the number of ordinary shares in issue at 31 DEC
2009
		Management	For	For
5.4
Approve the unissued non-redeemable non-cumulative, non
participating preference shares (non-redeemable preference
shares) in p authorized share capital of the company be and are hereby placed under the control of the Directors of the Company who are authorized to allot and issue the non-redeemable
preference shares at their discretion until the next AGM of the
Company, subject to the provisions of the Companies Act. 61 of
1973, as amended and the Listing Requirements of the JSE
Limited
		Management	For	For
5.5
Authorize the Directors of the Company, to make payments to
shareholders interims of Section 5.85(b) of the Listings
Requirements of the ISE Limited (the Listings Requirements),
subject to the provisions of the Companies Act, 61 of 1973, as amended (the Companies Act), the Banks Act, 94 of 1990, as
amended and the Listings Requirements, including, amongst
others, the following requirements: (a) payments to shareholders in terms of this resolution shall be made in terms of section 90 of the Companies Act and be made pro rata to all shareholders; (b)
in any one FY payments to shareholders in terms of this resolution shall not exceed a maximum of 20% of the Company's issued
share capital, including reserves but excluding minority interests, and revaluations of assets and intangible assets that are not supported CONTD.
		Management	For	For
CONT
CONTD. by a valuation by an independent professional expert
acceptable to the-JSE Limited prepared within the last six months, measured as at the beginning-of such FY and  Authority to make payments to shareholders shall be valid-until the next AGM of the
Company or for 15 months from the date of this-resolution
whichever period is the shorter
Non-Voting
5.6
Approve, in terms of Schedule 14 of JSE Listings Requirements and in accordance with Section 222 of the Companies Act, Act 61 of 1973, amended, where applicable that the provisions of the
Standard Bank Equity Growth Scheme are amended as specified
		Management	For	For
5.7
Approve, in terms of Schedule 14 of the JSE Listings
Requirements and in accordance with Section 222 of the
Companies Act, 61 of 1973, as amended, where applicable that the provisions of the Standard Bank Group Share Incentive
Scheme are amended as specified
		Management	For	For
S.6.1
Approve to increase the share capital of the Company, from ZAR
193,000,000 divided into 1,750,000,000 ordinary shares of 10 cents each, 8,000,000 6,5% first cumulative preference shares of
ZAR 1 each and 1,000,000 non-redeemable, non-cumulative
preference shares of 1 cent each to ZAR 218,000,000 divided into
2,000,000,000 ordinary shares of 10 cents each, 8,000,000 6,5%
first cumulative preference shares of ZAR 1 each and 1,000,000 non-redeemable, non-cumulative, non-participating preference shares of 1 cent each and that the Memorandum of Association of the Company be amended accordingly
		Management	For	For
S.6.2
Approve, with effect from the date of this AGM, as a general approval in terms of Section 85(2) of the Companies Act, 61 of
1973, as amended (the Companies Act), the acquisition by the
Company and, in terms of Section 89 of the Companies Act, the acquisition by any subsidiary of the Company from time to time, of such number of ordinary shares issued by the Company and at
such price and on such other terms and conditions as the
Directors may from time to time determine, subject to the
requirements of the Companies Act, Banks Act, 94 of 1990, as amended and the Listings Requirements of the JSE Limited (the
Listings Requirements), CONTD.
		Management	For	For
CONT
CONTD. which include, amongst others; any such acquisition will be-implemented through the order book operated by the trading system of the JSE-Limited and done without any prior
understanding or arrangement between the-Company and the
counterparty  reported trades being prohibited ; the-acquisition must be authorized by the Company's Articles of Association; the-
authority is limited to the purchase of the maximum of the 10% of the-Company's issued ordinary share capital in the any one FY,
CONTD.
Non-Voting
CONT
CONTD. acquisition must not be the weighted average of the
market value for-the ordinary shares of the Company for the 5 business days immediately-preceding the date of acquisition; at any point in time, the Company may only-appoint one agent to effect any repurchase(s) on the Company's behalf; the-company or its subsidiary may not repurchase securities during a
prohibited-period, unless they have in place a repurchase
programme where the dates and-quantities of securities to be traded during the relevant period are fixed-not subject to any variation  and full details of the programme have been-disclosed in an announcement over the SENS prior to the commencement of
the-prohibited period; CONTD.
Non-Voting
CONT
CONTD. that an announcement containing full details of such
acquisitions of-shares will be published as soon as the Company and/or its subsidiary(ies)-has/have acquired shares constitution, on a cumulative basis, 3% of the-number of shares in issue at the date of the general meetings at which this-special resolution is considered and, if approved, passed, and for each 3% in-
aggregate of the initial number acquired thereafter; CONTD.
Non-Voting
CONT
CONTD. and in the case of an acquisition by a subsidiary of the
Company, the-authority shall be valid only if: the subsidiary is authorized by its-Articles of Association; the shareholders of the subsidiary have passed a-special resolution authorizing the
acquisition and the number of shares to be-acquired, is not more that 10% in the aggregate of the number of issued-shares of the
Company;  Authority shall be valid only until the next AGM of-the
Company or is months from the date on which this resolution is passed,-whichever is the earlier
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITION
OF TEXT. IF YOU HAVE ALREA-DY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE-TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
YOU.
Non-Voting

GAMESA CORPORACION TECNOLOGICA SA
Security	E54667113	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	ES0143416115	Agenda		702402239 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve, if any, of the individual financial statements (balance sheet, profit and loss account, statement of changes in equity, cash flow statement and notes) of Gamesa Corporacion
Tecnologica, SA, as well as consolidated annual accounts with its subsidiaries (balance sheet, profit and loss account, statement of changes in equity, cash flow statement and notes) for the YE 31
DEC 2009
		Management	For	For
2	Approve, where appropriate, the individual management report of Gamesa Corporacion Tecnologica, SA, and the consolidated annual report with its subsidiaries, for the FYE 31 DEC 2009	Management	For	For
3	Approve the management and actions of the Board of Directors during the YE 31 DEC 2009	Management	For	For
4	Re-elect the Auditor of the Company and its Consolidated Group for the year 2010	Management	For	For
5	Approve the proposed application of the result for the YE 31 DEC 2009	Management	For	For
6
Approve the free allocation of shares issued to shareholders of the
Company, increased social capital released by a relevant market value maximum of EUR 29 million; it will offer shareholders the acquisition of their rights of free allocation at a guaranteed price;
expressed intentions incomplete assignment; application for
admission to trading of the shares resulting in the Stock Exchange of Bilbao, Madrid, Barcelona and Valencia, through the Automated
Quotation System; and authorize the Board of Directors, including giving new wording to Article 4 of the Bylaws
		Management	For	For
7	Ratify the appointment of Mr. Luis Lada Diaz as Director, appointed by cooptation after the conclusion of the last AGM, with the qualification of Independent Outside Directors	Management	For	For
8	Ratify the appointment of Ms. Forero-Waldner Benita, to fill a vacancy after the conclusion of the last AGM, with the qualification of other External Directors	Management	For	For
9
Authorize the Board of Directors, as provided in Article 153.1 b) of the Corporations Act so that, within the maximum period of 5 years, and if they see fit, may increase the capital up half of the current social capital in one or several times, and at the time and amount they deem appropriate, with attribution of the power to exclude the preferential subscription right; and amend Article 4DE of the Bylaws
		Management	For	For
10
Authorize the Board of Directors, with express powers of
substitution, for the acquisition of own shares directly or through subsidiaries, under the terms stipulated in current legislation, for which purpose, the amount unused, the authority granted to this end, by the General Meeting of Shareholders of 29 MAY 2009
		Management	For	For
11
Authorize the Board of Directors, for a period of 5 years, to issue:
a) bonds or debentures and other debt securities of a similar nature (other than promissory notes), so as preference shares, with the maximum limit of 700 million, and b) pay, with the upper limit at any time, regardless of the previous 300 million, and authorize the Company to ensure, within the limits described above, new issuances of securities which carry the subsidiaries
		Management	For	For
12
Authorize the Board of Directors, for a period of 5 years, to issue exchangeable bonds or debentures and/or convertible securities of the Company, and warrants for newly issued shares or shares in circulation of the Company, with the maximum limit of EUR 700 million; the fixation of the criteria for the determination of the bases and conditions for the conversion, exchange or exercise;
authorize the Board of Directors the necessary powers to
establish the basis and conditions for the conversion, exchange or exercise, as well as in the case of debt and convertible bonds and warrants for newly issued shares to raise capital in the amount necessary to meet the requests for conversion of debentures or exercise of warrants, with attribution of the power to exclude the preferential subscription right of shareholders of the Company
		Management	For	For
13	Approve the transfer of registered office of the Company and amend Article 1 of the Bylaws	Management	For	For
14	Amend Articles 12.2 and 17 of the Laws	Management	For	For
15
Approve the delegation of powers to formalize and execute all resolutions adopted by the general meeting for a public instrument and interpretation, correction, supplementing or development to achieve the registrations are made
		Management	For	For
CMMT
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A-SECOND CALL ON 28
MAY 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting

DELHAIZE GROUP SA
Security	B33432129	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	BE0003562700	Agenda		702403673 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
CMMT
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
1	Presentation of the Management Report of the Board of Directors on the FYE 31-DEC 2009	Non-Voting
2	Presentation of the report of the Statutory Auditor on the FYE 31 DEC 2009	Non-Voting
3	Communication of the consolidated annual accounts as of 31 DEC 2009	Non-Voting
4	Approve the non-consolidated annual accounts as of 31 DEC 2009, including the allocation of profits, and the distribution of a gross dividend of EUR 1.6 per share	Management	For	For
5	Grant discharge of liability of persons who served as the Directors of the Company during the FYE 31 DEC 2009	Management	For	For
6	Grant discharge of liability of the Statutory Auditor of the Company for the FYE 31 DEC 2009	Management	For	For
7.1
Approve to renew the mandate of Count Richard Goblet d'Alviella as a Director for a period of three years that will expire at the end of the OGM that will be requested to approve the annual accounts relating to the FY 2012
		Management	For	For
7.2
Approve to renew the mandate of Mr. Robert J. Murray as a
Director for a period of two years that will expire at the end of the
OGM that will be requested to approve the annual accounts
relating to the FY 2011
		Management	For	For
7.3
Approve to renew the mandate of Mr. Jack L. Stahl as a Director for a period of four years that will expire at the end of the OGM that will be requested to approve the annual accounts relating to the FY 2013
		Management	For	For
8
Acknowledge, upon proposal of the Board of Directors, that Mr.
Jack L. Stahl, whose mandate is proposed to be renewed until the end of the OGM that will be requested to approve the annual
accounts relating the FY 2013, satisfies the requirements of independence set forth by the Belgian Company Code for the
assessment of independence of Directors, and renew his mandate as Independent Director pursuant to the criteria of the Belgian
Company Code
		Management	For	For
9
Approve, pursuant to Article 556 of the Belgian Company Code, the 'Change in Control' clause set out in the Second Amended and Restated Credit Agreement, dated as of 01 DEC 2009,
among Delhaize Group, as Guarantor, Delhaize America Inc., as
Borrower, the subsidiary guarantors party thereto, the lenders party thereto, JPMorgan Chase Bank, N.A. and Fortis Capital
Corp., as syndication agents, issuing banks and swingline lenders, as such clause is used in, and for the purpose of, the 'Event of
Default' described in such credit facility
		Management	For	For
10
Approve, pursuant to Article 556 of the Belgian Company Code, the provision granting to the holders of the bonds, convertible bonds or medium-term notes that the Company issue within the twelve months following the ordinary shareholders meeting of May
2010, in one or several offering and tranches, denominated either in US Dollars or in Euros, with a maturity or maturities not exceeding 30 years, for a maximum aggregate amount of EUR 1.5 billion, the right to obtain the redemption, or the right to require the repurchase, of such bonds or notes for an amount not in excess of
101% of the outstanding principal amount plus accrued and
unpaid interest of such bonds or notes CONTD
		Management	For	For
CONT
CONTD in the event of a change of control of the Company, as would be-provided in the terms and conditions relating to such bonds and/or notes; any-such bond or note issue would be
disclosed through a press release, which-would summarize the applicable change of control provision and mention the-total amount of bonds and notes already issued by the Company that are-subject to a change of control provision approved under this resolution
Non-Voting

TELEKOM AUSTRIA AG
Security	A8502A102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	AT0000720008	Agenda		702404827 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO DELETION
OF COMMENT. IF YOU HAVE AL-READY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DECI-DE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
1.
Approve the presentation of the adopted financial statements and the Management report as well as the consolidated financial
statements including the consolidated Management report and the corporate governance report, the proposal for utilization of the net profit and the Supervisory Board report on the FY 2009
		Management	For	For
2.	Approve the allocation of the net income for the FY 2009	Management	For	For
3.	Grant discharge to the Members of the Management Board for the FY 2009	Management	For	For
4.	Grant discharge to the Members of the Supervisory Board the FY 2009	Management	For	For
5.	Approve the remuneration to the members of the supervisory Board for the FY 2009	Management	For	For
6.	Election of the Auditors for the FY 2010	Management	For	For
7.	Election of the member to the supervisory Board	Management	For	For
8.	Receive the Management report on share buy-back effected, number of treasury shares held and use of treasury shares	Management	For	For
9.	Amend the Articles of Association in particular for adaptation according to the Stock Corporation Amendment Act 2009 [AktienrechtsAnderungsgesetz 2009]	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN TEXT OF RESOLUTIONS. IF Y-OU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

SHUI ON LD LTD
Security	G81151113	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	KYG811511131	Agenda		702411757 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100426/LTN2 0100426755.pdf	Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Receive and consider the financial statements and the reports of the Directors and auditor for the YE 31 DEC 2009	Management	For	For
2	Declare the final dividend with scrip option for the YE 31 DEC 2009	Management	For	For
3.a	Re-election of Mr. Daniel Y. K. Wan as a Director	Management	For	For
3.b	Re-election of The Honourable Leung Chun Ying as a Director	Management	For	For
3.c	Re-election of Dr. William K. L. Fung as a Director	Management	For	For
3.d	Re-election of Professor Gary C. Biddle as a Director	Management	For	For
3.e	Re-election of Mr. David J. Shaw as a Director	Management	For	For
3.f	Authorize the Board of Directors to fix the Directors' remuneration	Management	For	For
4	Re-appoint the Auditor and authorize the Board of Directors to fix their remuneration	Management	For	For
5.A
Authorize the Directors to issue and allot additional shares of the
Company not exceeding 20% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution
		Management	For	For
5.B	Authorize the Directors to repurchase shares of the Company not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution	Management	For	For
5.C	Authorize the Directors to issue shares under Resolution No. 5(A) by the number of shares repurchased under Resolution No. 5(B)	Management	For	For
S.6	Amend the Articles of Association of the Company	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

WESTFIELD GROUP, SYDNEY NSW
Security	Q97062105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	AU000000WDC7	Agenda		702416909 - Management
Item	Proposal	Type	Vote	For/Against Management
1	To discuss the Company's financial statements and reports for the YE 31 DEC-2009	Non-Voting
2	Approve the Company's remuneration report for the YE 31 DEC 2009	Management	For	For
3	Re-elect Frederick G. Hilmer AO as a Director of the Company, who retires by rotation in accordance with Company's Constitution	Management	For	For
4	Re-elect John McFarlane as a Director of the Company, who retires by rotation in accordance with Company's Constitution	Management	For	For
5	Re-elect Judith Sloan as a Director of the Company, who retires by rotation in accordance with Company's Constitution	Management	For	For
6	Re-elect Mark Johnson AO as a Director of the Company, who retires by rotation in accordance with Company's Constitution	Management	For	For
7	Re-elect Frank P. Lowy AC as a Director of the Company, who retires by rotation in accordance with Company's Constitution	Management	For	For

PT ANEKA TAMBANG TBK
Security	Y7116R158	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	ID1000106602	Agenda		702428891 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve the Company's annual report regarding the Company's
condition and activities including report of Commissioners
supervision in book year 2009 and ratify the Company's financial report in book year 2009 and to release and discharge (Volledig
Qcquit Et De Charge) to the Directors and Commissioners from their Managerial and supervision in book year 2009
		Management	For	For
2
Ratify the report of partnership and environment development program for book year 2009 and to release and grant discharge the Directors and Commissioners from their managerial and
supervision in partnership and environment development program for book year 2009
		Management	For	For
3	Approve to determine the Company's profit utilization for book year 2009	Management	For	For
4	Approve to determine Tantiem for the Directors and Commissioners for book year 2009 and salary honorarium, facility and benefit for book year 2010	Management	For	For
5	Appointment of the Public Accountant for book year 2010	Management	For	For
6	Approve to restructure the Company's Board of Commissioners	Management	For	For
7	Amend the Company's Article of Association	Management	For	For

CHINA LONGYUAN PWR GROUP CORP LTD
Security	Y1501T101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	CNE100000HD4	Agenda		702443348 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 703867 DUE TO RECEIPT OF C-ONSERVATIVE RECORD
DATE. ALL VOTES RECEIVED ON THE PREVIOUS MEETING
WILL BE DI-SREGARDED AND YOU WILL NEED TO
REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
Non-Voting
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100409/LTN2 0100409039.pdf	Non-Voting
1	Approve the work report of the Board of Directors (the 'Board') of the Company for the YE 31 DEC 2009	Management	For	For
2	Approve the Supervisory Board's report of the Company for the YE 31 DEC 2009	Management	For	For
3	Approve the audited financial statements and the Auditor's report of the Company for the YE 31 DEC 2009	Management	For	For
4	Approve the final accounts of the Company for the YE 31 DEC 2009	Management	For	For
5	Approve the budget report of the Company for the year ending 31 DEC 2010	Management	For	For
6	Approve the profit distribution plan of the Company for the YE 31 DEC 2009	Management	For	For
7	Approve the remuneration standards for Directors and Supervisors of the Company for the year 2010	Management	For	For
8
Approve the re-appointment of RSM China Certified Public
Accountants Co., Ltd. and KPMG as the Company's PRC Auditor
and Overseas Auditor respectively for the year 2010 for a term until the conclusion of the next AGM of the Company and
authorize the Audit Committee under the Board to determine their remunerations
		Management	For	For
S.9
Approve the issue of corporate bonds with an aggregate nominal value of up to RMB 7.0 billion in the PRC and authorize the Board to deal with all relevant matters relating to the issue of corporate bonds
		Management	For	For
S.10
Approve the issue of short-term debentures with an aggregate nominal value of up to RMB 8.9 billion in the PRC and authorize the Board to deal with all relevant matters relating to the issue of short-term debentures
		Management	For	For
S.11
Approve to grant to the Board a general mandate to issue, allot and deal with additional domestic shares and H shares not
exceeding 20% of each of the aggregate nominal values of the domestic shares and H shares of the Company respectively in
issue, and authorize the Board to make amendments to the
Articles of Association of the Company as it thinks fit so as to reflect the new share capital structure upon the allotment or issue of additional shares pursuant to the mandate
		Management	For	For
12
PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER
PROPOSAL: Approve the proposals (if any) put forward at the
general meeting by shareholder(s) holding 3% or more of the
shares of the Company carrying the right to vote thereat
		Shareholder	Against	For

HSBC HOLDINGS PLC, LONDON
Security	G4634U169	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-May-2010
ISIN	GB0005405286	Agenda		702327239 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the annual accounts and reports of the Director's and of the Auditor for the YE 31 DEC 2009	Management	For	For
2.	Approve the Director's remuneration report for the YE 31 DEC 2009	Management	For	For
3.a	Re-elect R. A. Fairhead as a Director	Management	For	For
3.b	Re-elect M. F. Geoghegan as a Director	Management	For	For
3.c	Re-elect S. K. Green as a Director	Management	For	For
3.d	Re-elect G. Morgan as a Director	Management	For	For
3.e	Re-elect N. R. N. Murthy as a Director	Management	For	For
3.f	Re-elect S. M. Robertson as a Director	Management	For	For
3.g	Re-elect J. L. Thornton as a Director	Management	For	For
3.h	Re-elect Sir Brian Williamson as a Director	Management	For	For
4.	Re-appoint KPMG Audit PLC as the Auditor at remuneration to be determined by the Group Audit Committee	Management	For	For
5.
Authorize the Directors, pursuant to and for the purposes of
Section 551 of the Companies Act 2006 [the Act] Company to allot shares in the Company and to grant rights to subscribe for, or to convert any security into, shares in the Company up to an
aggregate nominal amount of GBP 100,000 [in the form of
10,000,000 Non-cumulative Preference Shares of GBP 0.01
each], EUR 100,000 [in the form of 10,000,000 non-cumulative preference shares of EUR 0.01 each], USD 85,500 [in the form of
8,550,000 Non-Cumulative Preference Shares of USD 0.01 each]
and USD 1,742,319,000 [in the form of 3,484,638,000 ordinary shares of USD 0.50 each in the capital of the Company [Ordinary
Shares] [the latter being equal to approximately 20 per cent of the nominal amount of Ordinary Shares of the Company in issue at the latest practicable date prior to the printing of the Notice of this
Meeting]; provided that this authority shall be limited so that, otherwise than pursuant to: (a) a right issue or other issue the subject of an offer or invitation, open for acceptance for a period fixed by the Directors, to: i) holders of Ordinary Shares where the shares respectively attributable to the interests of all holders of
Ordinary Shares are proportionate [or as nearly as may be] to the respective number of Ordinary Shares held by them; and ii)
holders of Securities, Bonds, Debentures or Warrants which, in accordance with the rights attaching thereto, are entitled to participate in such a rights issue or other issue or as the Directors consider necessary, but subject to such exclusions or other
arrangements as the Directors may deem necessary or expedient in relation to record dates, fractional entitlements or securities represented by depositary receipts or having regard to any
restrictions, obligations, practical or legal problems under the laws of or the requirements of any regulatory body or Stock Exchange in any territory or otherwise howsoever, or (b) the terms of any
Share Plan for employees of the Company or any of its subsidiary undertakings; or (c) any scrip dividend scheme or similar
		Management	For	For

arrangements implemented in accordance with the Articles of
Association of the Company; or (d) the allotment of up to
10,000,000 Non-cumulative Preference Shares of GBP 0.01 each,
10,000,000 Non-cumulative Preference Shares of EUR 0.01 each and 8,550,000 Non-cumulative Preference Shares of USD 0.01
each in the capital of the Company, the nominal amount of shares to be allotted or rights to subscribe for, or to convert any security into, shares to be granted by the Directors pursuant to this authority wholly for cash shall not in aggregate exceed USD
435,579,750 [being equal to approximately 5% of the Ordinary
Shares of the Company in issue at the latest practical date prior to the printing of the Notice of this Meeting] [Authority expires at the conclusion of the AGM of the Company to be held in 2011]  and the Directors may allot shares or grant rights to subscribe for, or to convert any security into, shares [as the case may be] in
pursuance of such offers or agreements as if the authority
conferred be had not expired

S.6
Authorize the Directors, subject to the passing of Resolution 5 as specified, pursuant to Section 570 of the Companies Act 2006 [the
Act] to allot equity securities [within the meaning of Section 560 of the Act] [disapplying the statutory pre-exemption rights 561(1) of the Act]; [Authority expires at the conclusion of the AGM of the
Company to be held in 2011] save that this authority shall allow the Company before the expiry of this power to make offers or agreements which would or might require equity securities to be allotted after such expiry and the Directors may allot equity securities in pursuance of such offers or agreements as if the power conferred hereby had not expired
		Management	For	For
S.7
Amend the Articles of Association of the Company as specified:
(a) by deleting Article 55.2 in its entirely and renumbering the remainder of Article 55 accordingly; (b) by inserting into Article
55.2 [as renumbered pursuant to this Resolution] the words
include such statements as are required by the Act and shall in any event so that Article 55.2 shall begin as specified (c) by deleting from Article 60.1 the words the same day in the next week at the same time and place, or to such other day and
substituting therefore the words such day [being not less than ten clear days after the original meeting] so that Article 60.1 reads as specified; (d) by inserting into Article 73.3 the words, subject to the
Act, and deleting the words , on a poll, so that Article 73.3 as specified; (e) by deleting Article 74 in its entirely and renumbering
Articles 75, 76 and 77 accordingly; (f) by inserting into Article 76
[as renumbered pursuant to paragraph (e) of this Resolution] the following new Article 76.2 to 76.4; and (g) by inserting a new
Article 77 as specified
		Management	For	For
8
Approve the amendment to the trust deed and rules of the HSBC
Holding UK Share Incentive Plan [UK SIP] [as specified] to extend the termination date of the UK SIP from 29 MAY 2010 to 28 MAY
2020 and authorize the Directors to do whatever may be
necessary or expedient to carry the amended UK SIP into effect including making such changes as may be necessary or expedient to secure the approval of HM Revenue & Customs under
Schedule 2 to the Income Tax [Earning and pension] Act 2003;
and to establish for the benefit of non-United Kingdom resident employees of the Company or of any of its direct or indirect subsidiaries such further all-employee share incentive plans as the Directors shall from time to time consider appropriate,
provided that; i) any such further plans are based on or similar to the UK SIP or any part or parts thereof but with such variations as the Directors may consider necessary or desirable, taking into account local tax, exchange control and securities laws in relevant
		Management	For	For

overseas countries or territories; and  ii) where Ordinary Shares of
USD 0.50 each in the capital of the Company [Ordinary Shares]
made available under such further plans are newly issued such
Ordinary Shares shall be counted against to overall limit
applicable to the Company's Employee Share Plans, and so that for this purpose establishing a plan also includes participating in any plan established or operated by any direct or indirect
subsidiary or establishing or participating in a sub-plan or adopting such other method or approach as the Directors consider
appropriate to achieve the relevant objectives

S.9	Approve, that the Company General Meetings [other than AGMs] being called on a minimum of 14 clear days' notice	Management	For	For

G4S PLC, CRAWLEY
Security	G39283109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-May-2010
ISIN	GB00B01FLG62	Agenda		702374036 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the financial statements of the Company for the YE 31 DEC 2009 and the reports of the Directors and Auditor thereon	Management	For	For
2	Approve the Directors' remuneration report contained in the annual report for the YE 31 DEC 2009	Management	For	For
3	Approve to confirm and declare dividends	Management	For	For
4	Re-election of Alf Duch-Pedersen, a Director, who is retiring by rotation	Management	For	For
5	Re-election Lord Condon, a Director, who is retiring by rotation	Management	For	For
6	Re-election Nick Buckles, a Director, who is retiring by rotation	Management	For	For
7	Re-election Mark Elliott, a Director, who is retiring by rotation	Management	For	For
8
Appoint KPMG Audit Plc as Auditor of the Company from the
conclusion of this meeting until the conclusion of the next general meeting at which accounts are laid before the shareholders, and to authorize the Directors to fix their remuneration
		Management	For	For
9
Authorize the Directors, pursuant to and in accordance with
Section 551 of the Companies Act 2006 (the 2006 Act) to allot shares in the Company or grant rights to subscribe for, or convert any security into, shares in the Company: (i) up to an aggregate nominal amount of GBD 117,540,000; and (ii) comprising equity securities  as specified Section 560 of the 2006 Act  up to a further aggregate nominal amount of GBD 117,540,000 provided that
they are offered by way of a rights issue to holders of ordinary shares on the register of members at such record date(s) as the
Directors may determine where the equity securities respectively attributable to the interests of the ordinary shareholders are proportionate to the respective numbers of ordinary shares held or deemed to be held by them on any such record date(s), CNTD..
		Management	For	For
CONT
CNTD..subject to such exclusions or other arrangements as the
Directors may-deem necessary or expedient to deal with treasury shares, fractional-entitlements, record dates, shares represented by depositary receipts, legal-or practical problems arising under the laws of any territory or the-requirements of any relevant regulatory body or stock exchange or any other-matter; provided
that this   Authority shall expire on the date of the next-AGM of the
Company, save that the Company shall be entitled to make offers or-agreements before the expiry of such authority which would or might require-relevant securities to be allotted after such expiry and the Directors-CNTD..
Non-Voting
CONT
CNTD.. shall be entitled to allot relevant securities pursuant to any such-offer or agreement as if this authority had not expired; and all unexpired-authorities granted previously to the Directors to allot relevant securities-under Section 80 of the Companies Act 1985
(the 1985 Act) shall cease to have-effect at the conclusion of this
AGM
Non-Voting
S.10
Authorize the Directors, pursuant to Section 570 of the 2006 Act, subject to the passing of resolution 9 above, to allot equity securities (as specified in section 560 of the 2006 Act) for cash pursuant to the authority conferred by resolution 9 above as if section 561 of the 2006 Act did not apply to any such allotment, provided that this power shall be limited to: (i) the allotment of equity securities in connection with an offer or issue of equity securities  but in the case of the authority granted under
paragraph (ii) of resolution 9 above, by way of rights issue only
CNTD..
		Management	For	For
CONT
CNTD. to or in favour of the holders of shares on the register of members at-such record date(s) as the Directors may determine where the equity-securities respectively attributable to the interests of the shareholders are-proportionate  as nearly as may be practicable) to the respective numbers of-shares held by them on any such record date(s), but subject to such-exclusions or other arrangements as the directors may deem necessary or-
expedient in relation to fractional entitlements, treasury shares, record-dates, shares represented by depositary receipts, legal or practical problems-arising under the laws of any territory or the requirements of any relevant-regulatory body or stock exchange or any other matter; CNTD..
Non-Voting
CONT
CNTD. and (ii) the allotment (otherwise than pursuant to sub-
paragraph (i)-above) of equity securities pursuant to the authority granted under-resolution 9(i) above, up to a maximum nominal amount of GBD 17,630,000;-authority shall expire on the expiry of the general authority conferred by-resolution 9 above unless previously renewed, varied or revoked by the-Company in general meeting, save that the Company shall be entitled to make-offers or agreements before the expiry of such power which would or might-require equity securities to be allotted, or treasury shares to be sold,-after such expiry and the directors shall be entitled to allot equity-securities or sell treasury shares pursuant to any such offer or agreement as-if the power conferred hereby had not expired
Non-Voting
S.11
Authorize the Company, Section 701 of the 2006 Act, to make
market purchases (within the meaning of section 693(4) of the
2006 Act) of ordinary shares of 25p each in the capital of the
Company on such terms and in such manner as the directors may from time to time determine, provided that: (i) the maximum
number of such shares which may be purchased is 141,000,000;
(ii) the minimum price which may be paid for each such share is
25p (exclusive of all expenses); CNTD..
		Management	For	For
CONT
CNTD.. (iii) the maximum price which may be paid for each such share is an-amount equal to 105% of the average of the middle market quotations for an-ordinary share in the Company as
derived from the London Stock Exchange Daily-Official List for the five business days immediately preceding the day on-which such share is contracted to be purchased (exclusive of expenses); and-
authority shall expire, at the conclusion of the AGM of the
Company to be-held in 2011 (except in relation to the purchase of such shares the contract-for which was entered into before the expiry of this authority and which-might be executed wholly or partly after such expiry)
Non-Voting
12
Approve in accordance with Sections 366 and 367 of the 2006
Act, the Company and all Companies which are subsidiaries of the
Company during the period when this resolution 12 has effect be and are hereby unconditionally authorized to: (i) make political donations to political parties or independent election candidates not exceeding GBD 50,000 in total; (ii) make political donations to political organizations other than political parties not exceeding
GBD 50,000 in total; and (iii) incur political expenditure not exceeding GBD 50,000 in total; CNTD..
		Management	For	For
CONT
CNTD.. (as such terms are specified in the 2006 Act) during the period-beginning with the date of the passing of this resolution and ending on 27-NOV 2011 or, if sooner, at the conclusion of the
AGM of the Company to be-held in 2011 provided that the
authorized sum referred to in paragraphs (i),-(ii) and (iii) above may be comprised of one or more amounts in different-currencies which, for the purposes of calculating the said sum, shall be-
converted into pounds sterling at the exchange rate published in the London-edition of the financial times on the date on which the relevant donation is-made or expenditure incurred (or the first business day thereafter) or, if-earlier, on the day in which the
Company enters into any contract or-undertaking in relation to the same
Non-Voting
S.13
Approve that, with immediate effect: (i) the Company's Articles of
Association be amended by deleting all the provisions of the
Company's Memorandum of Association which, by virtue of
Section 28 of the 2006 Act, are to be treated as provisions of the
Company's Articles of Association; and (ii) the Articles of
Association produced to the meeting and initialled by the
Chairman of the meeting for the purposes of identification be adopted as the Articles of Association of the Company in
substitution for, and to the exclusion of, the Company's existing
Articles of Association
		Management	For	For
S.14	Approve the general meeting of the Company, other than an AGM may be called on not less than 14 clear days' notice	Management	For	For

TECHTRONIC INDS LTD
Security	Y8563B159	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-May-2010
ISIN	HK0669013440	Agenda		702391703 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL. THANK YOU	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100426/LTN2 0100426544.pdf	Non-Voting
1	Receive the audited statement of accounts and the reports of the Directors and the Auditors of the Company for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend of HKD 4.50 cents per share for the YE 31 DEC 2009	Management	For	For
3.a	Re-elect Dr. Roy Chi Ping Chung JP as the Group Executive Director	Management	For	For
3.b	Re-elect Mr. Patrick Kin Wah Chan as the Group Executive Director	Management	For	For
3.c	Re-elect Mr. Vincent Ting Kau Cheung as the Non-Executive Director	Management	For	For
3.d	Re-elect Mr. Joel Arthur Schleicher as an Independent Non- executive Director	Management	For	For
3.e	Authorize the Directors to fix their remuneration for the YE 31 DEC 2010	Management	For	For
4	Re-appoint Deloitte Touche Tohmatsu as the Auditors of the Company and authorize the Directors to fix their remuneration	Management	For	For
5
Approve to grant a general mandate to the Directors to allot, issue and deal with additional shares not exceeding (i) in the case of an allotment and issue of shares for cash, 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of the resolution and (ii) in the case of an allotment and issue of shares for a consideration other than cash, 20% of the aggregate nominal amount of the share capital of the Company in issue at the date of the resolution  less any shares allotted and issued pursuant to (i) above
		Management	For	For
6	Approve to grant a general mandate to the Directors to repurchase shares not exceeding 10% of the share capital of the Company in issue at the date of the resolution	Management	For	For
7
Approve, conditional on the passing of Resolutions 5 and 6, to grant a general mandate to the Directors to add the shares
repurchased pursuant to Resolution No. 6 to the amount of issued share capital of the Company which may be allotted pursuant to
Resolution No. 5
		Management	For	For

GUANGZHOU R F PPTYS CO LTD
Security	Y2933F115	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-May-2010
ISIN	CNE100000569	Agenda		702423106 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL THE RESOLUTIONS. THANK YOU.	Non-Voting
1	Approve the report of Board of Directors [the "Board"] for the YE 31 DEC 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
3	Approve the audited financial statements and the report of Auditors for the YE 31 DEC 2009	Management	For	For
4	Declare a final dividend for the YE 31 DEC 2009 of RMB 0.36 per share	Management	For	For
5	Re-appoint PricewaterhouseCoopers as the Auditors of the Company, and authorize the Board to fix the remuneration of the Auditors	Management	For	For
6	Authorize the Board to decide on matters relating to the payment of interim dividend for the six months ended 30 JUN 2010	Management	For	For
7.A	Re-appointment of Ms. Zhang Lin as a Company's Non-Executive Director, and authorize the Board to fix the remuneration of the Director	Management	For	For
8.A	Re-appoint Ms. Liang Yingmei as theCompany's Supervisor, and authorize the Board to fix the remuneration of the Supervisor	Management	For	For
8.B	Re-appoint Mr. Zheng Ercheng as the Company's Supervisor, and authorize the Board to fix the remuneration of the supervisor	Management	For	For
S.9.A
Approve the Company to extend guarantee up to an amount of
RMB25 billion in aggregate on behalf of the Company's
subsidiaries subject to the relevant provisions of the Articles of
Association of the Company and under: total external guarantees
[including guarantees to subsidiaries] of the Company and its subsidiaries exceed 50% of the latest audited net assets value;
		Management	For	For
S.9.B
Approve the Company to extend guarantee up to an amount of
RMB25 billion in aggregate on behalf of the Company's
subsidiaries subject to the relevant provisions of the Articles of
Association of the Company and under: total external guarantees
[including guarantees to subsidiaries] exceed 30% of the latest audited total assets value;
		Management	For	For
S.9.C
Approve the Company to extend guarantee up to an amount of
RMB25 billion in aggregate on behalf of the Company's
subsidiaries subject to the relevant provisions of the Articles of
Association of the Company and under: the gearing ratio of the subsidiary for which guarantee is to be provided is over 70%; or
		Management	For	For
S.9.D
Approve the Company to extend guarantee up to an amount of
RMB25 billion in aggregate on behalf of the Company's
subsidiaries subject to the relevant provisions of the Articles of
Association of the Company and under: the guarantee to be
provided to a subsidiary exceed 10% of the Company's latest
audited net assets value
		Management	For	For
S.10	Approve the guarantees extended in 2009 pursuant to the ordinary resolution no. 9 of 2008 AGM	Management	For	For
S.11	Approve the joint development with third party companies in the Asian Games City Project and authorized the Board to sign the related documents	Management	For	For
S.12
Approve the extension of the approval by the shareholders in the
Company's extraordinary general meeting held on 18 JUN 2007
relating to the proposed A shares issue for 12 months from date of passing of this special resolution
		Management	For	For
S.13	Authorize the Board to amend the use of proceeds from the Proposed A Share Issue	Management	For	For
S.14
Authorize the Board to issue, allot and deal in additional shares in the capital of the Company and to execute all such relevant
documents and to make the necessary amendments to the
Articles of Association as the Board thinks fit
		Management	For	For

GUANGZHOU R F PPTYS CO LTD
Security	Y2933F115	Meeting Type		Class Meeting
Ticker Symbol		Meeting Date	28-May-2010
ISIN	CNE100000569	Agenda		702423269 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-THE RESOLUTION". THANK YOU.	Non-Voting
S.1	Approve the effective period for the approval for the proposed A Share Issue be extended until the expiration of a period of 12 months from the date of passing of this resolution	Management	For	For

VALLOUREC USINES A TUBES DE LORRAINE ESCAUT ET VAL
Security	F95922104	Meeting Type		MIX
Ticker Symbol		Meeting Date	31-May-2010
ISIN	FR0000120354	Agenda		702370824 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
CMMT
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative-
Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-balo.journal- officiel.gouv.fr/pdf/2010/0416/201004161001250.pdf	Non-Voting
O.1	Approve the Company's accounts for FY 2009	Management	For	For
O.2	Approve the consolidated accounts for FY 2009	Management	For	For
O.3	Approve the allocation of the result for FY 2009 and setting of the dividend	Management	For	For
O.4	Approve the option for payment of a scrip dividend	Management	For	For
O.5	Approve the renewal of Mr. Michel de Fabiani appointment as a member of the Supervisory Board	Management	For	For
O.6	Approve the renewal of Bollore's appointment as a member of the Supervisory Board	Management	For	For
O.7	Approve the renewal of Mr. Jean-Claude Verdiere's appointment as a member of the Supervisory Board	Management	For	For
O.8	Appointment of the Mrs. Vivienne Cox as a member of the Supervisory Board	Management	For	For
O.9	Appointment of the Mrs. Alexandre Schaapveld as a member of the Supervisory Board	Management	For	For
O.10	Approve the updating of the payment to members of the Supervisory Board	Management	For	For
O.11	Authorize the Board of Directors to trade in the Company's shares	Management	For	For
E.12	Approve the Halving of the par value of the Company's shares	Management	For	For
E.13	Amend to the Articles of Association in order to introduce on-line voting). Note: the text of this resolution includes the powers for the necessary legal formalities	Management	For	For
E.14	Approve the delegation of powers to the Board of Directors to issue share subscription warrants while a public offer is open	Management	For	For

SHIMAO PROPERTY HOLDINGS LIMITED
Security	G81043104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	31-May-2010
ISIN	KYG810431042	Agenda		702395028 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-FOR ALL RESOLUTIONS. THANKS YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100427/LTN2 0100427355.pdf	Non-Voting
1	Receive and adopt the audited consolidated financial statements together with the reports of the Directors and the Auditor of the Company for the YE 31 DEC 2009	Management	For	For
2	Declare the final dividend for the YE 31 DEC 2009	Management	For	For
3.I	Re-elect Mr. Liu Sai Fei as an Executive Director of the Company	Management	For	For
3.II	Re-elect Mr. Hui Wing Mau as an Executive Director of the Company	Management	For	For
3.III	Re-elect Mr. Ip Wai Shing, Andy as an Executive Director of the Company	Management	For	For
3.IV	Re-elect Mr. Lu Hong Bing as an Independent Non-Executive Director of the Company	Management	For	For
3.V	Authorize the Board of Directors to fix the remuneration of Directors	Management	For	For
4	Re-appoint PricewaterhouseCoopers as the Auditor of the Company and authorize the Board of Directors of the Company to fix their remuneration	Management	For	For
5	Authorize the Directors of the Company to issue shares in the Company	Management	For	For
6	Authorize the Directors of the Company to repurchase shares in the Company	Management	For	For
7	Approve to extend the general mandate granted to the Directors of the Company to issue shares by adding the number of shares repurchased	Management	For	For

CHINA TAIPING INSURANCE HOLDINGS CO LTD
Security	Y1456Z151	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	31-May-2010
ISIN	HK0000055878	Agenda		702402481 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100427/LTN2 0100427377.pdf	Non-Voting
1	Receive and approve the audited financial statements, the report of the Directors and the Independent Auditor's report for the YE 31 DEC 2009	Management	For	For
2.a	Re-elect Mr. Lin Fan as a Director	Management	For	For
2.b	Re-elect Mr. Song Shuguang as a Director	Management	For	For
2.c	Re-elect Mr. Peng Wei as a Director	Management	For	For
2.d	Re-elect Mr. Shen Koping Michael as a Director	Management	For	For
2.e	Re-elect Mr. Che Shujian as a Director	Management	For	For
2.f	Authorize the Board of Directors to fix the Directors' fees	Management	For	For
3	Re-appoint Deloitte Touche Tohmatsu as the Auditor and authorize the Board of Directors to fix their Remuneration	Management	For	For
4	Authorize the Directors to issue shares of the Company	Management	For	For
5	Authorize the Directors to repurchase shares of the Company	Management	For	For
6	Approve to extend the general mandate to issue shares by addition thereto the shares repurchased by the Company	Management	For	For

ALCATEL-LUCENT, PARIS
Security	F0191J101	Meeting Type		MIX
Ticker Symbol		Meeting Date	01-Jun-2010
ISIN	FR0000130007	Agenda		702311250 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-
PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING
INFORMATION IS AVAILABLE BY-CLICKING ON THE
MATERIAL URL-LINK:https://balo.journal-
officiel.gouv.fr/pdf/2010/0324/201003241000834.pdf A-ND
https://balo.journal-
officiel.gouv.fr/pdf/2010/0507/201005071001909.pdf
Non-Voting
1	Approve the Company's accounts for the YE 31 DEC 2009	Management	For	For
2	Approve the consolidated accounts for the YE 31 DEC 2009	Management	For	For
3	Approve the allocation of the result for the FY	Management	For	For
4	Re-appointment of Mr. Philippe Camus' as a Director	Management	For	For
5	Re-appointment of Mr. Ben Verwaayen's as a Director	Management	For	For
6	Re-appointment of Mr. Daniel Bernard's as a Director	Management	For	For
7	Re-appointment of Mr. W. Frank Blount's as a Director	Management	For	For
8	Re-appointment of Mr. Stuart E. Eizenstat's as a Director	Management	For	For
9	Re-appointment of Mr. Louis R. Hughes' as a Director	Management	For	For
10	Re-appointment of Mr. Jean C. Monty's as a Director	Management	For	For
11	Re-appointment of Mr. Olivier Piou's as a Director	Management	For	For
12	Approve the nomination of Mrs. Carla Cico as a Director	Management	For	For
13	Approve to setting the amount of the attendance fees allotted to the Directors	Management	For	For
14	Re-appointment of Mr. Jean-Pierre Desbois as a Non-executive Director	Management	For	For
15	Approve the nomination of Mr. Bertrand Lapraye as a Non- executive Director	Management	For	For
16	Approve the regulated agreement and commitments whose performance has continued during the FY	Management	For	For
17	Approve the "Other benefits" commitments regulated by Article L. 225-42-1 of the Code de Commerce given to the Chairman of the Board of Directors	Management	For	For
18	Approve the "Other benefits" and "Retirement" commitments regulated by Article L. 225-42-1 of the Code de Commerce given to the CEO	Management	For	For
19	Ratify the transfer of the Headquarters	Management	For	For
20	Authorize the Board of Directors to allow the Company to trade in its own shares	Management	For	For
E.21	Authorize the Board of Directors to reduce the Company's authorized capital by cancelling shares held by the Company	Management	For	For
E.22
Approve the delegation of powers to be given to the Board of
Directors to decide to issue ordinary shares in the Company and any transferable securities giving access immediately or at some future date to the authorized capital of the Company or of its affiliated Companies, with the preferential right of subscription maintained
		Management	For	For
E.23
Approve the delegation of powers to be given to the Board of
Directors to decide to issue; i) ordinary shares in the Company and any transferable securities giving access immediately or at some future date to the authorized capital of the Company or of its affiliated Companies or; ii) ordinary shares in the Company to which transferable securities to be issued by subsidiaries will give an entitlement, including for the purpose of paying for securities which will be contributed in the context of a public exchange offer, with the preferential right of subscription cancelled
		Management	For	For
E.24
Approve the delegation of powers to be given to the Board of
Directors to issue, by means of a private placement offer
regulated by Article L. 411-2 II of the Code monetaire et financier, ordinary shares in the Company and transferable securities giving access immediately or at some future date to ordinary shares in the Company or in its affiliated companies, with the preferential right of subscription cancelled
		Management	For	For
E.25
Authorize the Board of Directors for the purpose of increasing the number of transferable securities to be issued in the event of a capital increase pursuant to the 22nd, 23rd and 24th resolutions, with  or without  the preferential right of subscription
		Management	For	For
E.26
Approve the delegation of powers to be given to the Board of
Directors to decide on an increase to the authorized capital, in order to pay for contributions in kind granted to the Company and consisting of equity securities or transferable securities giving access to the authorized capital of other Companies
		Management	For	For
E.27	Approve the overall capital on the amount of issues made pursuant to the 22nd, 23rd, 24th, 25th and 26th resolutions	Management	For	For
E.28	Approve the delegation of powers to be given to the Board of Directors to increase the authorized capital by incorporation of reserves, profits or bonuses	Management	For	For
E.29	Authorize the Board of Directors for the purpose of awarding existing or future performance shares to employees and executive directors whose pay is conditional on performance	Management	For	For
E.30	Authorize the Board of Directors to grant share subscription or share purchase options to employees and executive directors	Management	For	For
E.31
Approve the delegation of powers to be given to the Board of
Directors to decide to increase the authorized capital by issuing shares reserved for members of a corporate Personal Equity Plan or assignment to the latter of shares or other transferable
securities giving access to the authorized capital
		Management	For	For
E.32
Amend the term of office for Directors laid down in Article 13 of the
Articles of Association and to the term of office for Non-executive
Directors laid down in Article 14 of the Articles of Association
		Management	For	For
E.33	Approve the powers for the required formalities	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CORRECT DIRECTOR NAME. I-F YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM UN-LESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

CHINA NATL MATLS CO LTD
Security	Y15048104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	01-Jun-2010
ISIN	CNE100000874	Agenda		702372563 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTION NUMERS. THANK YOU.	Non-Voting
1	Approve the report of the Board of Directors of the Company for the YE 31 DEC 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
3	Approve the audited financial statements of the Company for the YE 31 DEC 2009	Management	For	For
4
Approve the profit distribution proposal of the Company, namely, the proposal for distribution of a final dividend of RMB 0.025 per share  tax inclusive in an aggregate amount of RMB 89,286,600 for the YE 31 DEC 2009, and to authorize the Chairman of the
Board of Directors of the Company to implement the aforesaid distribution
		Management	For	For
S.5
Amend the Articles of Association of the Company (the "Articles of
Association") and authorize any Executive Director of the
Company to sign or execute such other documents on behalf of the Company and to do all such things and take all such actions as he may consider necessary or desirable for the purpose of the proposed amendments to the Articles of Association as he may consider necessary, desirable or expedient; and amend, the
existing Article 60 Paragraph 2, the existing Article 119 Paragraph
1, the existing Article 120 Paragraph 1, the existing Article 148
Paragraph 2, the existing Article 165 (2), the existing Article 166
Paragraph 2, the existing Article 168 and the existing Article 170
Paragraph 2
		Management	For	For
S.6
Approve a general mandate to the Board of Directors of the
Company to issue, allot and deal with additional Unlisted Shares not exceeding 20% of the Unlisted Shares in issue; and additional
H Shares not exceeding 20% of the H Shares in issue, and to
authorize the Board of Directors to make such corresponding
amendments to the Articles of Association as it think fit so as to reflect the new capital structure upon the allotment and issue of the shares: subject to this resolution and in accordance with the relevant requirements of the Rules Governing the Listing of
Securities  the 'Hong Kong Listing Rules'  on The Stock Exchange
of Hong Kong Limited  the 'Hong Kong Stock Exchange' , the
Articles of Association and the applicable laws and regulations of the PRC, to allot, issue and deal with, either separately or
CONTD.
		Management	For	For
CONT
CONTD. concurrently, additional Unlisted Shares and H Shares of the Company-and to make or grant offers, agreements, options and rights of exchange or-conversion of shares which might
require the exercise of such powers; and to-make or grant offers, agreements, options and rights of exchange or-conversion of
shares which might require the exercise of such powers after-the end of the Relevant Period; each of the aggregate nominal
Non-Voting

amounts of-Unlisted Shares and H Shares allotted, issued and dealt with or agreed-conditionally or unconditionally to be allotted, issued and dealt with-whether pursuant to an option or otherwise by the Board of Directors-pursuant shall not exceed 20% of each of the aggregate nominal amounts of-Unlisted Shares and H
Shares of the Company, respectively, in issue at the-date of passing this resolution, CONTD.

CONT
CONTD. otherwise than pursuant to a rights issue; or any scrip dividend or-similar arrangement providing for allotment of shares in lieu of the whole or-part of a dividend on shares of the
Company, in accordance with the relevant-requirements of the
Hong Kong Listing Rules, the Articles of Association and-the
applicable laws and regulations of the PRC;  Authority expires the-
earlier of the conclusion of the next AGM of the Company or the expiration of-the period within which the next AGM is to be held by law ; and the Board of-Directors to make corresponding
amendments to the Articles of Association as-it thinks fit so as to reflect the new capital structure upon the allotment-or issue of shares as provided in this resolution
Non-Voting

EUROPEAN AERONAUTIC DEFENCE & SPACE CO EADS NV
Security	F17114103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	01-Jun-2010
ISIN	NL0000235190	Agenda		702410476 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 683769 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1	Opening and approve the general introductory statements	Non-Voting
2.a	Approve the presentation by the Chairman and the Chief Executive Officer, including report by the Board of Directors in respect of the Corporate governance statement	Management	For	For
2.b	Approve the presentation by the Chairman and the Chief Executive Officer, including report by the Board of Directors in respect of the policy on dividend	Management	For	For
2.c	Approve the presentation by the Chairman and the Chief Executive Officer, including report by the Board of Directors in respect of the report on the business and the financial results of 2009	Management	For	For
3	Approve to discuss the all agenda items	Management	For	For
4.a	Adopt the audited accounts for the FY 2009	Management	For	For
4.b	Approve the result allocation	Management	For	For
4.c	Approve to release from liability of the Members of the Board of Directors	Management	For	For
4.d	Appointment of Ernst and Young Accountants L.L.P as the Co- Auditor for the FY 2010	Management	For	For
4.e	Appointment of KPMG Accountants N.V. as the Co-Auditor for the FY 2010	Management	For	For
4.f	Approve the compensation policy and the remuneration of the Members of the Board of Directors	Management	For	For
4.g	Authorize the Board of Directors to repurchase shares of the Company	Management	For	For
5	Closing of the meeting	Non-Voting
	PLEASE NOTE THAT DUE TO THE VOTING GOING BACK TO VARIOUS MARKETS, PLEASE CONTR-ACT YOUR CLIENT SERVICE REPRESENTATIVE TO CONFIRM IF BLOCKING APPLIES TO YOUR-SHARES. THANK YOU.	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO DELETION
OF RECOR DATE, CHANGE IN B-LOCKING INDICATOR AND
ADDITION OF COMMENT. IF YOU HAVE ALREADY SENT IN
YOUR VO-TES, PLEASE DO NOT RETURN THIS PROXY
FORM UNLESS YOU DECIDE TO AMEND YOUR ORIG-INAL
INSTRUCTIONS. THANK YOU.
Non-Voting

TENARIS S A
Security	L90272102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	02-Jun-2010
ISIN	LU0156801721	Agenda		702393745 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Receive the report and certifications from the Management of the
Board of Directors and of the reports from the Independent
Auditors with regard to the consolidated financial statements of the Company for the FYE on 31 DEC 2009, 2008 and 2007, and
of the annual financial statements of the Company to 31 DEC
2009
		Management	For	For
2	Approve the consolidated financial statements of the Company for the FYE on 31 DEC 2009, 2008 and 2007	Management	For	For
3	Approve the annual financial statements of the Company to 31 DEC 2009	Management	For	For
4	Approve the allocation of results and payment of dividends for the FYE on 31 DEC 2009	Management	For	For
5	Approve to release from liability for the members of the Board of Directors for the performance of their term in office during the FYE on 31 DEC 2009	Management	For	For
6	Election of the members of the Board of Directors	Management	For	For
7	Approve the remuneration for the members of the Board of Directors	Management	For	For
8	Approve the designation of the Independent Auditors for the FYE on 31 DEC 2010 and their compensation	Management	For	For
9
Authorize the Company, or any subsidiary, to buy, acquire or receive periodically shares of the Company, in accordance with
Article 49, 2, of the Law of Luxembourg of 10 AUG 1915, and with the applicable laws and regulations
		Management	For	For
10
Authorize the Board of Directors to carry out the distribution of all the notices to the shareholders, including the material for the general meeting of shareholders and the issuance of proxies and annual reports for the shareholders through the electronic means that are allowed by any applicable laws or regulations
		Management	For	For

LIBERTY INTL PLC
Security	G8995Y108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	02-Jun-2010
ISIN	GB0006834344	Agenda		702400007 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the accounts and the reports of the Directors and the Auditors FYE 31 DEC 2009	Management	For	For
2	Declare a final dividend for the FYE 31 DEC 2009 of 11 .5p per ordinary share	Management	For	For
3	Election of Mr. A.J.M. Huntley as a Non-Executive Director	Management	For	For
4	Election of Mr. A.D. Strang as a Non-Executive Director	Management	For	For
5	Election of Mr. J.G. Abel as a Non-Executive Director	Management	For	For
6	Appointment of Mr. R. M. Gordon prior to the AGM as a Non- Executive Director	Management	For	For
7	Re-election of Mr. D.P.H. Burgess as a Chairman	Management	For	For
8	Re-election of Mr. N. Sachdev as a Non-Executive Director	Management	For	For
9	Re-election of Mr. I. D. Hawksworth as a Director prior to the AGM	Management	For	For
10	Re-election of Mr. G.J. Gordon as a Non-Executive Director prior to the AGM	Management	For	For
11
Reappointment of PricewaterhouseCoopers LLP as Auditors of
the Company to hold office until the conclusion of the next AGM at which accounts are laid before the Company and to authorize the
Audit Committee of the Board to determine their remuneration
		Management	For	For
12	Receive the Directors remuneration report FYE 31 DEC 2009	Management	For	For
13
Authorize the Directors pursuant to and in accordance with
Section 551 of the Companies Act 2006 of the Company to allot shares or grant rights to subscribe for or to convert any security into shares up to nominal amount of GBP 103,638,083.50, such authority to apply in substitution for all previous authorities pursuant to Section 80 of the Companies Act 1985  Authority
expires the earlier ofnext AGM or 30 JUN 2011  but so that the
Company may make offers and enter into agreements during the relevant period which would, or might, require shares to be
allotted or rights to subscribe for or to convert any security into shares to be granted after the authority ends
		Management	For	For
S.14
Authorize the Directors to allot equity securities  as defined  in section 560 1  of the of the Companies Act 2006 wholly for cash pursuant to the authority given by Resolution 13 above or where the allotment constitutes an allotment of equity securities by virtue of Section 560 3  of the Companies Act 2006, in each case i  in connection with a pre-emptive offer; and  ii otherwise than in connection with a pre-emptive offer, up to an aggregate nominal amount of GBP 15,571,962.50; as if Section 561 1  of the
Companies Act 2006 did not apply to any such allotment
Authority expires the earlier of the next AGM or 30 JUN  but so that the Company may make offers and enter into agreements
during this period which would, or might, require equity securities to be allotted after the power ends
		Management	For	For
S.15
Authorize the Company for the purpose of Section 701 of the
Comapnies Act 2006 to make market purchases  as defined in
Section 693 of the Act  of ordinary shares of 50p each in the capital of the Company provided that:  i the maximum number of shares which may be purchased is 62,182,850;  ii  the minimum price which may be paid for each share is 50p;  iii  the maximum price which may be paid for a share is a amount equal to the higher of 105% of the average of the closing price of the
Company's ordinary shares as derived from the London Stock
Exchange Daily Official List for the five business days immediately preceding the day CONTD...
		Management	For	For
0
...CONTD on which such share is contracted to be purchased or
b  the higher-of the price of the last independent trade and the highest current bid as-stipulated by Article 5 1  of Commission
Regulation  EC  22 December 2003-implementing the Market
Abuse Directive as regards exemptions for buy-back-programs
and stabilization of financial instruments  No 2273/2003 ; and-
Authority shall expires the earlier of the conclusion of the AGM of the-Company to be held in 2011 or on 30 JUN 2011
Non-Voting
S.16
Approve that a general meeting other than an AGM may be called on not less than 14 clear days' notice and the relevant provisions of the Shareholder's Rights Directive  2007/36/EC  be disapplied
Authority shall expire at the conclusion of the AGM of the
Company to be held in 2011 or on 30 JUN 2011, whichever is the earlier
		Management	For	For
S.17
Adopt the new Articles of Association produced at the meeting and initialed by the Chairman for the purpose of identification,as the Articles of Association of the Company in substitution for, and to the exclusion of, the existing Articles of Association save that the consent given to the Directors existing Articles of Association, passed at the EGM of the Company held on 01 APR 2009, shall
be deemed to apply to Article 107.2 of the new Articles of
Association
		Management	For	For

TELEFONICA SA, MADRID
Security	879382109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	02-Jun-2010
ISIN	ES0178430E18	Agenda		702403875 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve the individual annual accounts, the consolidated financial statements [consolidate annual accounts] and the management
report of Telefonica, S.A and of its consolidated group of
Companies, as well as of the proposed allocation of the
profit/losses of Telefonica, S.A and the management of its Board of Directors, all with respect in fiscal year 2009
		Management	For	For
2	Approve the Compensation of shareholders, distribution of a dividend to be charged to unrestricted reserves	Management	For	For
3	Authorize the acquisition of the Company's own shares, directly or through Companies of the Group	Management	For	For
4
Authorize the Board of Directors to issue debentures, bonds, notes and other fixed-income securities, be they simple,
exchangeable and or convertible, granting the Board in the last case, the power to exclude the pre-emptive rights of share
holders, as well as the power to issue preferred shares and the power to guarantee issuances by the Companies of the Group
		Management	For	For
5	Re-elect the Auditor for FY 2010	Management	For	For
6	Approve the delegation of powers to formalize, interpret, correct and implement the resolutions adopted by the general shareholder' meeting	Management	For	For

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 03
JUN 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF ACTUAL RECORD DATE AND S-ECOND CALL DATE. IF
YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN-THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THANK Y-OU.
Non-Voting

BOMBARDIER INC
Security	097751101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	02-Jun-2010
ISIN	CA0977511017	Agenda		702405487 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO
VOTE 'IN FAVOR' OR 'AGAINST' ONLY-FOR RESOLUTIONS "3
AND 4.1 TO 4.3" AND 'IN FAVOR' OR 'ABSTAIN' ONLY FOR
RESOL-UTION NUMBERS "1.1 TO 1.14 AND 2". THANK YOU.
Non-Voting
0	To receive of the consolidated financial statements of Bombardier Inc, for the-FYE 31 JAN 2010 and the Auditors' report thereon	Non-Voting
1.1	Election of Laurent Beaudoin as a Director of Bombardier Inc	Management	For	For
1.2	Election of Pierre Beaudoin as a Director of Bombardier Inc	Management	For	For
1.3	Election of Andre Berard as a Director of Bombardier Inc	Management	For	For
1.4	Election of J.R. Andre Bombardier as a Director of Bombardier Inc	Management	For	For
1.5	Election of Janine Bombardier as a Director of Bombardier Inc	Management	For	For
1.6	Election of Martha Finn Brooks as a Director of Bombardier Inc	Management	For	For
1.7	Election of L. Denis Desautels as a Director of Bombardier Inc	Management	For	For
1.8	Election of Thierry Desmarest as a Director of Bombardier Inc	Management	For	For
1.9	Election of Jean-Louis Fontaine as a Director of Bombardier Inc	Management	For	For
1.10	Election of Daniel Johnson as a Director of Bombardier Inc	Management	For	For
1.11	Election of Jean C. Monty as a Director of Bombardier Inc	Management	For	For
1.12	Election of Carlos E. Represas as a Director of Bombardier Inc	Management	For	For
1.13	Election of Jean-Pierre Rosso as a Director of Bombardier Inc	Management	For	For
1.14	Election of Heinrich Weiss as a Director of Bombardier Inc	Management	For	For
2	Appointment of Ernst & Young, LLP, Chartered Accountants, as an External Auditors of the Bombardier Inc and authorize the Directors of Bombardier Inc to fix the remuneration of the Auditors	Management	For	For
3	Approve the 2010 Deferred Share Unit Plan of Bombardier Inc, as specified	Management	For	For
4.1	PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL: approve, that the Board of Directors submit to the vote of the shareholders more candidates than the number of vacancies on the Board	Shareholder	Against	For
4.2
PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:
approve, that the Board of Directors adopt a rule of governance stipulating that the Executive Compensation Policy be subject to an advisory vote by shareholders
		Shareholder	Against	For
4.3
PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:
approve the annual report and the Management Proxy Circular
disclose the "pay ratios" of, first, the total compensation of the
Chief Executive Officer, and secondly, the total compensation of the 5 Named Executive Officers, to the average total
compensation of employees
		Shareholder	Against	For
5	Any other business	Non-Voting

PEUGEOT SA, PARIS
Security	F72313111	Meeting Type		MIX
Ticker Symbol		Meeting Date	02-Jun-2010
ISIN	FR0000121501	Agenda		702410248 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
CMMT
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0428/201004281001555.pdf	Non-Voting
O.1	Approve the Company accounts for the YE 31 DEC 2009	Management	For	For
O.2	Approve the consolidated accounts for the YE 31 DEC 2009	Management	For	For
O.3	Approve the allocation of the result	Management	For	For
O.4	Approve the special Auditor's report on regulated agreements	Management	For	For
O.5	Approve the renewal of the mandate of a Member of the Supervisory Board	Management	For	For
O.6	Authorize the share buy back programme	Management	For	For
E.7	Authorize the Board of Directors to grant Company share purchase options	Management	For	For
E.8	Authorize the Board of Directors to go ahead with free allocations of existing Company shares	Management	For	For
E.9	Authorize the Board of Directors to reduce capital stock by canceling shares bought back by the Company	Management	For	For
E.10	Authorize the Board of Directors to use delegations and authorize during a public offer concerning Company securities	Management	For	For
E.11	Authorize the Board of Directors to issue share subscription vouchers during a public offer concerning Company securities	Management	For	For
E.12	Approve the powers for formalities	Management	For	For

JAMES HARDIE INDS SE
Security	N4723D104	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	02-Jun-2010
ISIN	AU000000JHX1	Agenda		702426621 - Management
Item	Proposal	Type	Vote	For/Against Management
S.1
Approve in relation to stage 2 of this resolution  a  the Company implement stage 2 of this resolution described in the Explanatory
Memorandum as a result of which the Company will transfer its corporate domicile from the Netherlands to Ireland;  b  adopt the
Company Memorandum and Articles of Association of Irish SE
referred to in the Explanatory Memorandum  and included as an exhibit tot eh registration statements of which the Explanatory
Memorandum forms a part  and which are tabled at the meeting and initialed by the Chairman for the purposes of identification subject to the condition precedent of registration with the
Companies Registration Office in Ireland;  c  authorize the Director of the Company or any partner of the Company's Dutch legal
advisor from time to time CONT
		Management	For	For
CONT
CONT to apply for the required ministerial declaration of no-
objection of the-Dutch Ministry of Justice in connection with the amendments made to the-Articles of Association as required
under Dutch Law;  d  authorize the-Director of the Company or any partner of the Company's Irish legal advisor,-Arthur Cox, to set off the amount at the expense of share premium and-retained earnings; ratify and approve the execution of any deed,
agre-ement or other document contemplated by stage 2 of the
proposal as        desc-ribed in the Explanatory Memorandum or
which is necessary or desirable to give-effect to stage 2 of the
proposal on behalf of the Company or any        rele-vant group
Company; CONT
Non-Voting
CONT
CONT  g  appointment of any Managing Director in accordance
with the-Company's Articles of Association in all matters concern the Company or-another group Company, and notwithstanding
that the Director may at the same-time also be a Director of any other group Company; and  h  ratify and-approve the actions of one or more Directors relating to stage 2 proposal up-to the date of this meeting
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN BLOCKING STATUS AND INSER-TION OF ADDITIONAL
COMMENT. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
PLEASE DO-NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIO-NS.
THANK YOU.
Non-Voting
PLEASE BE ADVISED THAT YOUR SHARES MAY BE BLOCKED FOR THIS MEETING. PLEASE CO-NTACT YOU CLIENT SERVICE REPRESENTATIVE FOR MORE DETAILS.		Non-Voting

COMPAGNIE DE SAINT-GOBAIN SA, COURBEVOIE
Security	F80343100	Meeting Type		MIX
Ticker Symbol		Meeting Date	03-Jun-2010
ISIN	FR0000125007	Agenda		702377234 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
CMMT
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
O.1	Approve the financial statements for the FY 2009	Management	For	For
O.2	Approve the consolidated financial statements for the FY 2009	Management	For	For
O.3	Approve the allocation of income and setting of the dividend	Management	For	For
O.4	Approve the option for the payment of the dividend in shares	Management	For	For
O.5	Approve the renewal of Mr. Pierre-Andre de Chalendar's term as Board member	Management	For	For
O.6	Approve the undertakings benefiting Mr. Pierre-Andre de Chalendar relating to the compensation payable in some cases leading to discontinuance of his duties as General Director	Management	For	For
O.7	Approve the retirement undertakings benefiting Mr. Pierre-Andre de Chalendar	Management	For	For
O.8
Approve the endorsement to the welfare plan and healthcare
costs applicable to employees of the Company Saint Gobain,
allowing to maintain benefits to Mr. Pierre-Andr  de Chalendar as non-salaried corporate Officer
		Management	For	For
O.9	Approve the agreement between M. Jean-Louis Beffa and the Societe Civile Immobiliere de l'Ile de France, 100% subsidiary of the Company Saint Gobain, concerning a house lease	Management	For	For
O.10	Authorize the Board of Directors to purchase the Company's shares	Management	For	For
O.11	Approve the renewal of the Cabinet Pricewaterhousecoopers Audit's term as permanent Statutory Auditor	Management	For	For
O.12	Approve the renewal of Mr. Yves Nicolas' term as a Substitute Statutory Auditor	Management	For	For
E.13
Approve the renewal of the delegation of powers to the Board of
Directors to issue equity warrants during a period of public offer on the securities of the Company, within the limit of a capital increase of a maximum nominal amount of EUR 512,00,000
		Management	For	For
E.14	Amend the statutes relating to the terms of participation and vote during General Meetings due to harmonization with regulatory provisions	Management	For	For
E.15	Grant powers to implement all decisions of the General Meeting and to accomplish the formalities	Management	For	For
CMMT
PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING
INFORMATION IS AVAILABLE BY-CLICKING ON THE
MATERIAL URL-LINK:https://balo.journal-
officiel.gouv.fr/pdf/2010/0402/201004021001009.pdf A-ND
https://balo.journal-
officiel.gouv.fr/pdf/2010/0430/201004301001697.pdf
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF ADDITIONAL COMMENT. IF Y-OU HAVE ALREADY SENT
IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

CHINA PACIFIC INSURANCE (GROUP) CO LTD
Security	Y1505R101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	03-Jun-2010
ISIN	CNE1000009Q7	Agenda		702389556 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the report of Board of Directors of the Company for the year 2009	Management	For	For
2	Approve the report of Board of Supervisors of the Company for the year 2009	Management	For	For
3	Approve the financial statements and report of the Company for the year 2009	Management	For	For
4	Approve the full text and the summary of the annual report of A shares of the Company for the year 2009	Management	For	For
5	Approve the annual report of H shares of the Company for the year 2009	Management	For	For
6	Approve the profit distribution plan of the Company for the year 2009	Management	For	For
7
Appointment of Ernst & Young Hua Ming as the domestic auditor for the year 2010 and Ernst & Young as the overseas Auditor of the Company for the years 2009 and 2010 and authorize the Audit
Committee of the Board of Directors of the Company to determine the principles of fixing the remunerations of the domestic and overseas auditors with them and authorize the management to
determine their actual remunerations based on the agreed
principles
		Management	For	For
8	Approve the remuneration management system of Directors and Supervisors	Management	For	For
9	Approve the due diligence report of the Directors for the year 2009	Management	For	For
10	Approve the report on performance of Independent Directors for the year 2009	Management	For	For
11.1	Election of Mr. GAO Guofu as a Executive Director of the Company	Management	For	For
11.2	Election of Mr. HUO Lianhong as a Executive Director of the Company	Management	For	For
11.3	Election of Mr. YANG Xianghai as a Non-executive Director of the Company	Management	For	For
11.4	Election of Mr. ZHOU Ciming as a Non-executive Director of the Company	Management	For	For
11.5	Election of Mr. YANG Xiangdong as a Non-executive Director of the Company	Management	For	For
11.6	Election of Ms. FENG Junyuan, Janine as a Non-executive Director of the Company	Management	For	For
11.7	Election of Mr. WANG Chengran as a Non-executive Director of the Company	Management	For	For
11.8	Election of Mr. WU Jumin as a Non-executive Director of the Company	Management	For	For
11.9	Election of Mr. ZHENG Anguo as a Non-executive Director of the Company	Management	For	For
11.10	Election of Ms. XU Fei as a Non-executive Director of the Company	Management	For	For
11.11	Election of Mr. XU Shanda as a Independent Non-executive Director of the Company	Management	For	For
11.12	Election of Mr. CHANG Tso Tung Stephen as a Independent Non- executive Director of the Company	Management	For	For
11.13	Election of Mr. LI Ruoshan as a Independent Non-executive Director of the Company	Management	For	For
11.14	Election of Mr. YUEN Tin Fan as a Independent Non-executive Director of the Company	Management	For	For
11.15	Election of Mr. XIAO Wei as a Independent Non-executive Director of the Company	Management	For	For
12.1	Election of Mr. ZHANG Jianwei as a non-employee representative Supervisor of the Company	Management	For	For
12.2	Election of Ms. LIN Lichun as a Non-Employee representative supervisor of the Company	Management	For	For
12.3	Election of Mr. ZHOU Zhuping as a non-employee representative Supervisor of the Company	Management	For	For
S.13
Amend the Articles 19, 20, 23, 75, 164, 243, 246 of the original the Articles of Association of the Company  the "Articles of
Association' , and authorize the Chairman of the Board of
Directors or his attorney to make further amendments which in his opinion may be necessary, desirable and expedient in accordance with the applicable laws and regulations, and as may be required by China Insurance Regulatory Commission ("CIRC") and other
relevant authorities
		Management	For	For
S.14
Approve the proposed amendments to the procedural rules for the shareholders' general meetings of the Company as set out in
Appendix VII to the circular of the Company dated 19 APR 2010, and authorize the Chairman of the Board of Directors or his
attorney to make further amendments which in his opinion may be necessary and desirable in accordance with the requirements of relevant regulatory authorities and the stock exchange at the place where the shares of the Company are listed from time to time during the process of the Company's application for the amended procedural rules for the shareholders' general meetings of the Company as appendix to the Articles of Association shall take effect after obtaining the approval from CIRC
		Management	For	For
S.15	Approve the proposed amendments to the interim management measures on connected transactions of H Shares of the Company as set out in Appendix VIII to the circular of the Company dated 19 APR 2010	Management	For	For
S.16
Authorize the Board of Directors of the Company to determine if the Company shall allot, issue and deal with domestic shares and overseas listed foreign shares ("H Shares") separately or
concurrently, according to the market conditions and the needs of the Company, provided that the respective number of shares shall not exceed 20% of the domestic shares or H Shares of the
Company in issue on the date of the passing of this Special
Resolution, however, notwithstanding the granting of the general mandate to the Board of Directors, any issue of new domestic shares would require another shareholders' approval at a
shareholders' meeting in accordance with the relevant PRC laws and regulations
		Management	For	For

CHINA ZHONGWANG HOLDINGS LTD
Security	G215AT102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	03-Jun-2010
ISIN	KYG215AT1023	Agenda		702405211 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2 0100429453.pdf	Non-Voting
1	Receive and approve the audited consolidated financial statements and the reports of the Directors and the independent Auditor for the YE 31 DEC 2009	Management	For	For
2.i	Declare a final dividend	Management	For	For
2.ii	Declare a final special dividend	Management	For	For
3.i.a	Re-elect Mr. Liu Zhongtian as an Executive Director	Management	For	For
3.i.b	Re-elect Mr. Lu Changqing as an Executive Director	Management	For	For
3.i.c	Re-elect Mr. Chen Yan as an Executive Director	Management	For	For
3.ii	Authorize the Board of Directors to fix the remuneration of the Directors	Management	For	For
4	Re-appoint Deloitte Touche Tohmatsu as the Auditor of the Company and authorize the Board to fix their remuneration	Management	For	For
5.A	Authorize the Directors to allot, issue and deal with the shares in accordance with Ordinary Resolution 5 A as specified	Management	For	For
5.B	Authorize the Directors to repurchase the shares in accordance with Ordinary Resolution 5 B as specified	Management	For	For
5.C
Approve, conditional upon passing of Ordinary Resolution 5 A and 5 B , to extend the general mandate granted to the Directors to allot, issue and deal with additional shares by the number of shares repurchased in accordance with Ordinary Resolution 5 C as specified
		Management	For	For

SEMICONDUCTOR MFG INTL CORP
Security	G8020E101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	03-Jun-2010
ISIN	KYG8020E1017	Agenda		702407683 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-FOR ALL RESOLUTIONS. THANKS YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2 01004291210.pdf	Non-Voting
1	Receive the audited financial statements and the reports of the Directors and Auditors of the Company for the YE 31 DEC 2009	Management	For	For
2.A	Re-elect Mr. Tsuyoshi Kawanishi as a Class III Director of the Company	Management	For	For
2.B	Re-elect Mr. Zhou Jie as a Class III Director of the Company	Management	For	For
2.C	Authorize the Board of Directors to fix the Directors' remuneration	Management	For	For
3.A	Re-elect Dr. David N. K. Wang as a Class I Director of the Company	Management	For	For
3.B	Authorize the Board of Directors to fix the Director's remuneration	Management	For	For
4
Authorize the Board of Directors to allot, issue, grant, distribute and otherwise deal with additional shares in the Company, not exceeding 20% of the issued share capital of the Company at the date of this resolution (as adjusted)
		Management	For	For
5	Authorize the Board of Directors to repurchase shares of the Company, not exceeding 10% of the issued share capital of the Company at the date of this resolution	Management	For	For
6
Authorize the Board of Directors, conditional on the passing of
Resolutions 4 and 5, to allot, issue, grant, distribute and otherwise deal with the additional authorized but unissued shares in the
Company repurchased by the Company
		Management	For	For
7	Approve the special mandate for increasing the limit on the grant of equity awards under the 2004 Equity Incentive Plan of the Company	Management	For	For
8	Approve the proposed amendments to the 2004 Equity Incentive Plan of the Company	Management	For	For

WM MORRISON SUPERMARKETS PLC, BRADFORD
Security	G62748119	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	03-Jun-2010
ISIN	GB0006043169	Agenda		702408320 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the Directors report and audited financial statements for the 52 weeks ended 31 JAN 2010	Management	For	For
2	Approve the Directors remuneration report for the 52 weeks ended 31 JAN 2010	Management	For	For
3	Declare a final dividend of 7.12p per share payable on 09 JUN 2010 to ordinary shareholders on the register of members at the close of business on 07 MAY 2010	Management	For	For
4	Re-election of Martyn Jones as a Director	Management	For	For
5	Re-election of Penny Hughes as a Director	Management	For	For
6	Re-election of Johanna Waterous as a Director	Management	For	For
7	Re-election of Dalton Philips as a Director	Management	For	For
8	Re-appointment of KPMG Audit Plc as the Auditors of the Company to hold office from the conclusion of this meeting until the conclusion of the next AGM at which accounts are laid before the Company	Management	For	For
9	Authorized the Directors to fix the remuneration of the Auditors	Management	For	For
S.10
Authorize the Company to make market purchases  as specified in
Section 693 4  of the Companies Act 2006  the Act  , on the
London Stock Exchange of ordinary shares of 10p each in the
capital of the Company  ordinary shares provided that: i  the maximum aggregate number of ordinary shares hereby authorized to be purchased in 265,202,295 ordinary shares representing
approximately 10% of the issued ordinary shares capital at the date of this Notice;  ii  the minimum price which may be paid for the ordinary shares is their par value and the maximum price excluding expenses  which may be paid for the ordinary shares is an amount equal to the higher of  a  5% above the average of the middle market quotations of an ordinary shares as derived from the Daily Official List of the London Stock Exchange Plc for the 5
CONT
		Management	For	For
CONT
CONT business days before the purchase is made and  b  the
value of an-ordinary shares calculated on the basis of the higher of the price quoted for-the last independent trade and the highest current independent bid for any-number of ordinary shares on the trading venue where the purchase is carried-out;  Authority
expires the earlier of the conclusion of the next AGM of the-
Company or, if earlier, on 30 JUN 2011  the Company may make a contract to-purchase its own shares under the authority hereby conferred prior to the-expiry of such authority and may make a purchase of its own shares in-pursuance of such contract
Non-Voting
11
Authorize the Directors in accordance with Section 551 of the Act, in substitution for all existing authorities to the extent unused, to allot shares in the Company and to grant rights to subscribe for, or to convert any security into, shares in the Company up to an aggregate nominal amount of GBP 85,000,000, provided that
Authority expires the earlier of the conclusion of the next AGM of the Company or, if earlier, on 30 JUN 2011  save that the
Company may, before such expiry, make an offer or agreement
which would or might require shares to be allotted or rights to be granted after such expiry and the Directors may allot shares or grant rights in pursuance of such offer or agreement as if the authority conferred by this resolution has expired
		Management	For	For
S.12
Authorize the Directors to allot equity securities  as specified by
Section 560 of the Act  for cash, either pursuant to the authority conferred by Resolution 11 or by way of a sale of treasury shares, as if Section 561 of the Act did not apply to any such allotment or sale, provided that this power shall be limited to the allotment of equity securities;  i  in connection with a rights issue, open offer of securities to the holders of ordinary shares in proportion  as nearly as may be practicable  to their respective holdings and to holders of other equity securities a required by the rights of those securities or as the Directors otherwise consider necessary, but in each case subject to such exclusions or other arrangements as the Directors may deem necessary or expedient in relation
CONTD.
		Management	For	For
CONT
CONTD. to treasury shares, fractional entitlements, record dates, legal or-practical problems in or under the laws of any territory or the requirements-of any regulatory body or stock exchange; and  ii otherwise than pursuant-to paragraph  i  of this Resolution 12  to any person or persons up to an-aggregate nominal amount of
GBP 13,260,000;  Authority expires the earlier of-the conclusion of the next AGM of the Company or, if earlier, on 30 JUN 2011-save that the Company may, before such expiry make an offer or
agreement-which would or might require equity securities to be allotted after such-expiry and the Directors may allot equity securities in pursuance of any such-offer or agreement
notwithstanding that the power conferred by this-resolution has expired
Non-Voting
S.13	Approve a general meeting , other than an AGM, may be called on not less than 14 clear day's notice	Management	For	For
S.14
Amend the Articles of Association of the Company by deleting all of the provisions of the Company's Memorandum of Association which, by virtue of Section 28 of the Act, are treated as provisions of the Company's Articles of Association; and the Articles of
Association produced to the meeting and initialed by the Chairman of the meeting for the purpose of identification be adopted as the
Articles of Association of the Company in substitution for, and to the exclusion of the existing Articles of Association
		Management	For	For
15
Approve, the Wm Morrison Supermarkets PLC Sharesave
Scheme 2010  the Scheme to be constituted by the rules
produced in draft to the meeting and initialed by the Chairman for the purpose of identification and authorize the Directors to cause such rules to be adopted in the form of such draft with such modifications  if any  as they consider necessary or desirable including any amendments thereto required by HM Revenue and
Customs for the purpose of obtaining approval of the Scheme
under the provisions of Schedule 3 of the income tax  earnings and pensions  Act 2003 and to do all acts and things which they consider necessary or expedient in implementing and giving effect to the same
		Management	For	For

ZTE CORP
Security	Y0004F105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	03-Jun-2010
ISIN	CNE1000004Y2	Agenda		702440037 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 694867 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1	Approve the financial statements for the year ending 31 DEC 2009 audited by the PRC and Hong Kong Auditors	Management	For	For
2	Approve the report of the Board of Directors of the Company for the year ending 31 DEC 2009	Management	For	For
3	Approve the report of the Supervisory Committee of the Company for the year ending 31 DEC 2009	Management	For	For
4	Approve the report of the President of the Company for the year ending 31 DEC 2009	Management	For	For
5	Approve the final financial accounts of the Company for the year ending 31 DEC 2009	Management	For	For
6	Approve the resolution on the proposed application by the Company to Bank of China Limited [Shenzhen Branch] for a RMB 24.9 billion composite credit facility	Management	For	For
7.1
Re-appointment of Ernst & Young Hua Ming as the PRC Auditors of the Company for 2010 and a proposal be made to the 2009
AGM to authorize the Board of Directors to determine the audit fees of Ernst & Young Hua Ming for 2010 based on the specific audit work to be conducted
		Management	For	For
7.2
Re-appointment of Ernst & Young as the Hong Kong Auditors of the Company for 2010 and a proposal be made to the 2009 AGM
to authorize the Board of Directors to determine the audit fees of
Ernst & Young for 2010 based on the specific audit work to be conducted
		Management	For	For
8	Election of Mr. Timothy Alexander Steinert as an Independent Director of the fifth session of the Board of Directors of the Company for a term commencing on 30 JUN 2010 and ending on 29 MAR 2013	Management	For	For
9	Approve the resolution on the adjustment of the allowance granted to Independent Directors	Management	For	For
10	Approve the resolution on the application for the 2010 investment quota for fixed-income derivatives	Management	For	For
S.11	Approve the proposals of profit distribution and capitalization from capital reserves of the Company for 2009	Management	For	For
S.12	Approve the resolution on the general mandate for 2010 to be granted to the Company	Management	For	For
S13.1
Approve the amendment of the relevant terms of Article 24 and
Article 27 in Chapter 3 of the Articles of Association corresponding to the change in the total share capital of the Company [following the registration of the Subject Shares under the Phase I Share
Incentive Scheme with China Securities Depository and Clearing
Company Limited, Shenzhen Branch, the issue of additional H
shares and the exercise of A share warrants attached to the
Bonds cum Warrants issued in 2008]
		Management	For	For
S13.2	Authorize the Board of Directors to amend the Articles of Association and process registration of changes in registered capital	Management	For	For

PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING
INFORMATION IS AVAILABLE BY CLIC-KING ON THE
MATERIAL URL LINK:
http://www.hkexnews.hk/listedco/listconews/sehk-
/20100418/LTN20100418023.pdf AND
http://www.hkexnews.hk/listedco/listconews/se-
hk/20100517/LTN20100517423.pdf
Non-Voting

BANK FOR FOREIGN TRADE VNESHTORGBANK JSC VTB BANK,
Security	46630Q202	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		04-Jun-2010
ISIN	US46630Q2021	Agenda		702422584 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the Regulation on the Procedure for Preparing, Convening and Holding JSC VTB Bank General Shareholders Meetings	Management
2.	Approve the Regulation on JSC VTB Bank Supervisory Council	Management
3.	Approve the Regulation on JSC VTB Bank Management Board	Management
4.	Approve the Regulation on JSC VTB Bank Statutory Audit Commission	Management
5.
Approve to: restructure JSC VTB Bank in the form of JSC VTB
Bank North-West merging into it; merging agreement between
JSC VTB Bank and JSC VTB Bank North-West; to inform JSC
VTB Bank shareholders of the restructuring through a publication of the resolution in the State Registration Bulletin, as well as in any other edition used for publishing legal acts of the Russian constituencies where JSC VTB Bank branch/branches is/are
located
Management
6.
Approve the new edition of JSC VTB Bank Charter and authorize
JSC VTB Bank President and Chairman of the Management
Board, Andrei Kostin, to sign the new edition of JSC VTB Bank
Charter and also the application for the approval of the new edition of JSC VTB Bank Charter to be submitted to the Bank of
Russia
Management
7.	Approve JSC VTB Bank Annual Report for 2009	Management
8.	Approve JSC VTB Bank Financial Statements including Income and Loss Statement (JSC VTB Bank Income and Loss Account) for 2009	Management
9.
Approve to allocate JSC VTB Bank profit as at 2009 year-end in the following way: Net profit to be allocated, total RUB
23,751,845,838.97, Allocation to the Reserve Fund RUB
1,187,592,291.95, Dividend payment allocations RUB
6,067,113,975.66, Retained net profit RUB 16,497,139,571.36
Management
10.
Approve to make a decision on (announce) 2009 dividend
payment in the amount of RUB 0.00058 per one outstanding
ordinary registered share of JSC VTB Bank with nominal value of
RUB 0.01; to set the following 2009 dividend payment procedure:
the dividends are to be paid out in monetary form through
crediting to shareholders' bank accounts, and also through cash payment at JSC VTB Bank Branch in St. Petersburg at 30 Ul.
Bolshaya Morskaya, St. Petersburg; the amount of dividends
accrued per one JSC VTB Bank share shall be defined with
accuracy to one kopeck, when calculating, the rounding of figures shall be subject to mathematical rules; and the dividends shall be paid out within 60 (sixty) days after the relative decision is made by JSC VTB Bank Annual General Shareholders Meeting
Management
11.
Approve to pay the following remuneration to JSC VTB Bank
Supervisory Council Members who are not state employees:  for their work in JSC VTB Bank Supervisory Council - RUB 2,322,352 each; for chairmanship in JSC VTB Bank Supervisory Council
committees - RUB 464,470 each; for Membership in JSC VTB
Bank Supervisory Council committees - RUB 232,235 each; to
compensate the expenses related to performing of their function by JSC VTB Bank Supervisory Council Members who are not
state employees, namely: accommodation, travel expenses
including VIP lounge services, other duties and fees for using air and/or railway communications
Management
12.	Approve that JSC VTB Bank Supervisory Council should consist of 11 Members	Management

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF
SUPERVISORY COUNCIL MEMBERS. STANDING
INSTRUCTIONS HAVE BEEN REMOVED-FOR THIS MEETING.
PLEASE NOTE THAT ONLY A VOTE "FOR" THE MEMBER
WILL BE CUMUL-ATED. PLEASE CONTACT YOUR CLIENT
SERVICE REPRESENTATIVE IF YOU HAVE ANY QUESTI-ONS.
Non-Voting
13.1	Election of Matthias Warnig as an Independent Member of JSC VTB Bank Supervisory Council	Management
13.2	Election of Grigory Yu. Glazkov as an Independent Member of JSC VTB Bank Supervisory Council	Management
13.3	Election of Arkady V. Dvorkovich as a Member JSC VTB Bank Supervisory Council	Management
13.4	Election of Andrei L. Kostin as a Member of JSC VTB Bank Supervisory Council	Management
13.5	Election of Nikolai M. Kropachev as an Independent Member of JSC VTB Bank Supervisory Council	Management
13.6	Election of Alexei L. Kudrin as a Member of JSC VTB Bank Supervisory Council	Management
13.7	Election of Anna V. Popova as a Member of JSC VTB Bank Supervisory Council	Management
13.8	Election of Alexei L Savatyugin as a Member of JSC VTB Bank Supervisory Council	Management
13.9	Election of Pavel M. Teplukhin as an Independent Member of JSC VTB Bank Supervisory Council	Management
13.10	Election of Alexei V. Ulyukaev as a Member of JSC VTB Bank Supervisory Council	Management
13.11	Election of Mukhadin A. Eskindarov as an Independent Member of JSC VTB Bank Supervisory Council	Management
14.	Approve that JSC VTB Bank Statutory Audit Commission should consist of 6 Members	Management
15.	Election of Tatyana Al. Bogomolova, Marina Al. Kostina, Vladimir V. Lukov, Zakhar B. Sabantsev, Natalya An. Satina, Dmitry V. Skripichnikov as Members of JSC VTB Bank Statutory Audit Commission	Management
16.	Approve CJSC "Ernst & Young Vneshaudit" as JSC VTB Bank Auditor to exercise an audit of JSC VTB Bank Annual Financial Statements for 2010 under the Russian Accounting Standards	Management
17.
Approve the limits for interested party transactions to be entered into by JSC VTB Bank during its standard commercial business in compliance with the list defined by JSC VTB Bank Supervisory
Council and included in the information (materials) to be disclosed to shareholders before JSC VTB Bank Annual General
Shareholders Meeting (Minutes of JSC VTB Bank Supervisory
Council meeting No.5 as of 14.04.2010)
Management

SBERBANK SAVINGS BANK OF RUSSIAN FEDERATION OJSC,
Security	80529Q205	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date		04-Jun-2010
ISIN	US80529Q2057	Agenda		702447017 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the Sberbank's annual report for 2009	Management
2	Approve the Sberbank's financial report for 2009, including accounting balance, profit and loss account financial statements	Management
3	Approve the distribution of Sberbank's profits; to pay dividends of RUB 0.08 per Sberbank's ordinary share and RUB 0.45 per Sberbank's preferred share	Management
4	Approve ZAO Ernst & Young Vneshaudit as the Auditor of Sberbank's for 2010 an Q1 2011	Management
0
PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE-ELECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
THIS-MEETING. PLEASE NOTE THAT ONLY A VOTE "FOR"
THE DIRECTOR WILL BE CUMULATED.-PLEASE CONTACT
YOUR CLIENT SERVICE REPRESENTATIVE IF YOU HAVE
ANY QUESTIONS.
Non-Voting
5.1	Election of Sergei Ignatiev as the Member of the Supervisory Board	Management
5.2	Election of Alexei Ulukaev as the Member of the Supervisory Board	Management
5.3	Election of Georgy Luntovsky as the Member of the Supervisory Board	Management
5.4	Election of Valery Tkachenko as the Member of the Supervisory Board	Management
5.5	Election of Nadezhda Ivanova as the Member of the Supervisory Board	Management
5.6	Election of Sergei Shvetsov as the Member of the Supervisory Board	Management
5.7	Election of Konstantin Shor as the Member of the Supervisory Board	Management
5.8	Election of Arkady Dvorkovich as the Member of the Supervisory Board	Management
5.9	Election of Alexei Kudrin as the Member of the Supervisory Board	Management
5.10	Election of Elvira Nabiullina as the Member of the Supervisory Board	Management
5.11	Election of Andrei Belousov as the Member of the Supervisory Board	Management
5.12	Election of Alexei Savatyugin as the Member of the Supervisory Board	Management
5.13	Election of Sergei Guriev as the Member of the Supervisory Board	Management
5.14	Election of Rajat Kumar Gupta as the Member of the Supervisory Board	Management
5.15	Election of Kairat Kelimbetov as the Member of the Supervisory Board	Management
5.16	Election of Vladimir Mau as the Member of the Supervisory Board	Management
5.17	Election of Herman Gref as the Member of the Supervisory Board	Management
5.18	Election of Bella Zlatkis as the Member of the Supervisory Board	Management
6.1	Election of Vladimir Volkov as the Member of Sberbank's Audit Commission	Management
6.2	Election of Ludmila Zinina as the Member of Sberbank's Audit Commission	Management
6.3	Election of Olga Polyakova as the Member of Sberbank's Audit Commission	Management
6.4	Election of Valentina Tkachenko as the Member of Sberbank's Audit Commission	Management
6.5	Election of Natalia Polonskaya as the Member of Sberbank's Audit Commission	Management
6.6	Election of Maxim Dolzhnikov as the Member of Sberbank's Audit Commission	Management
6.7	Election of Julia Isakhanova as the Member of Sberbank's Audit Commission	Management
7
Approve the payment of the remuneration to each Member of
Sberbank_s Supervisory Board, except for Rajat Kumar Gupta,
subject to their consent in accordance with the Russian law, in the amount of: RUB 3,500,000 to each Independent Member acting
as a Chairman of Supervisory Board Committee; RUB 2,500,000
to each Independent Member not acting as a Chairman of
Supervisory Board Committee: RUB 1,000,000 to each Member
not qualified as Independent; to pay EUR 428,571.43
remuneration to the Member of Sberbank's Supervisory Board
Rajat Kumar Gupta and reimburse expenses connected with
acting as a Member of Supervisory Board in the amount of not exceeding USD 15,714.29; to pay RUB 750,000 remuneration to
the Chairman of Sberbank's Audit Commission and RUB 500,000
remuneration to each Member of the Audit Commission subject to their consent in accordance with the Russian law
Management
8	Approve the new edition of the Charter of Sberbank	Management
9	Approve the new edition of the regulation on the Management Board	Management

NOVOROSSIYSK COML SEA PORT PUB JT STK CO
Security	67011U208	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		04-Jun-2010
ISIN	US67011U2087	Agenda		702449996 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the annual report unconsolidated	Management
2	Approve the annual financial accounts unconsolidated including the profit and loss statement	Management
3	Approve the distributions of profit unconsolidated of 2009	Management
4	Approve the amount and terms of payment of dividends of 2009	Management
0
PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO
RESOLUTION 5 REGARDING THE-ELECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
THIS-MEETING. PLEASE NOTE THAT ONLY A VOTE "FOR"
THE DIRECTOR WILL BE CUMULATED.-PLEASE CONTACT
YOUR CLIENT SERVICE REPRESENTATIVE IF YOU HAVE
ANY QUESTIONS.
Non-Voting
5.1	Election of Evgeniy I. Gorlakov as a Director	Management
5.2	Election of Alexander A. Davydenko as a Director	Management
5.3	Election of Georgiy A. Koryashkin as a Director	Management
5.4	Election of Victor A. Olerskiy as a Director	Management
5.5	Election of Pavel A. Potapov as a Director	Management
5.6	Election of Tamara A. Pakhomenko as a Director	Management
5.7	Election of Alexander A. Ponomarenko as a Director	Management
5.8	Election of Vladimir G. Ulyanov as a Director	Management
5.9	Election of Alexander N. Shokhin as a Director	Management
6	Election of Igor Vilino as the Chief Executive Officer	Management
CMMT
PLEASE NOTE THAT ALTHOUGH THERE ARE 8 CANDIDATES
UNDER RESOLUTION 7 TO BE-ELECTED TO THE AUDITING
COMMISSION, YOU CAN VOTE ON NO MORE THAN 5. THE-
STANDING INSTRUCTIONS FOR THIS MEETING WILL BE
DISABLED AND, IF YOU CHOOSE,-YOU ARE REQUIRED TO
VOTE FOR ONLY 5 OF THE 8 CANDIDATES. THANK YOU.
Non-Voting
7.1	Election of Galina N. Baturina to the Auditing Commission	Management
7.2	Election of Tatiana S. Vnukova to the Auditing Commission	Management
7.3	Election of Igor A. Marchev to the Auditing Commission	Management
7.4	Election of Yulia V. Maslova to the Auditing Commission	Management
7.5	Election of Elena E. Serdyuk to the Auditing Commission	Management
7.6	Election of Tamara P. Stretovich to the Auditing Commission	Management
7.7	Election of Tatiana P. Chibinyaeva to the Auditing Commission	Management
7.8	Election of Marina M. Yazeva to the Auditing Commission	Management
0	PLEASE NOTE THAT ALTHOUGH THERE ARE 4 NOMINEES UNDER RESOLUTION 8 TO BE-ELECTED AS THE AUDITORS, YOU CAN VOTE FOR ONLY 1 AUDITOR AT THE MEETING.- THANK YOU.	Non-Voting
8.1	Election of ZAO Deloitte & Touche CIS as the Auditor	Management
8.2	Election of ZAO KPMG as the Auditor	Management
8.3	Election of ZAO PricewaterhouseCoopers Audit as the Auditor	Management
8.4	Election of OOO Ernst and Young as the Auditor	Management
9	Approve RUB 40,000 per year for each Director	Management
10	Approve RUB 12,000 per year for each Member of the Auditing Commission	Management

CHINA MOLYBDENUM CO LTD, HENAN PROVINCE
Security	Y1503Z105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	06-Jun-2010
ISIN	CNE100000114	Agenda		702421570 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the report of the Board of Directors of the Company for the YE 31 DEC 2009	Management	For	For
2.	Receive the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
3.	Receive the audited consolidated financial statements and the Auditor's report of the Company for the YE 31 DEC 2009	Management	For	For
4.	Approve the profit distribution plan and the recommendation for the payment of the final dividend of the Company for the YE 31 DEC 2009	Management	For	For
5.
Approve the authorization of the Board to deal with all matters in relation to the Company's distribution of interim dividend for the year 2010 in its absolute discretion (including, but not limited to, determining whether to distribute interim dividend for the year
2010)
		Management	For	For
6.
Re-appointment of Deloitte Touche Tohmatsu CPA ltd. and
Deloitte Touche Tohmatsu, certified public accountants, as the
Company's domestic and overseas Auditors respectively for the year 2010, to hold office until the conclusion of the next AGM and to authorize the Board to determine their remuneration
		Management	For	For
7.	Other business	Management	For	Against
S.8	Authorize the Board to fix the remuneration of the Directors and the Supervisors of the Company for the year 2010	Management	For	For
S.9
Authorize the board of Directors, for the purpose of increasing the flexibility and efficiency in the Company's operation, to give a general mandate to the Board (or the Directors of the Company
(the Directors) authorised by the Board), to issue, allot and deal with additional domestic shares (the Domestic Shares) of RMB
0.20 each in the share capital of the Company not exceeding 20%
of the Domestic Shares in issue on the date of passing of this special resolution and additional H shares (the H Shares) of RMB
0.20 each in the share capital of the Company not exceeding 20%
of the H Shares in issue on the date of passing of this special resolution and authorize the Board to make corresponding
amendments to the Articles of Association of the Company as it
thinks fit so as to reflect the new share capital structure upon the allotment or issuance of shares: that: A) (a) subject to paragraphs
(c) and (d) and in accordance with the relevant requirements of the Rules Governing the Listing of Securities on The Stock
Exchange of Hong Kong Limited (the Stock Exchange) (the Listing
Rules), the Articles of Association of the Company and the
applicable laws and regulations of the People's Republic of China
(the PRC), as amended from time to time, the exercise by the
Board during the Relevant Period of all the powers of the
Company to allot, issue and deal with, either separately or
concurrently, additional Domestic Shares and H Shares, and to determine the terms and conditions for the allotment and issue of the additional Domestic Shares and H Shares and to make or
grant offers, agreements, options and rights of exchange or
conversion which might require the exercise of such powers; (b)
the approval in paragraph (a) shall authorize the Board during the
		Management	For	For

Relevant Period to make or grant offers, agreements, options and rights of exchange or conversion which might require the exercise of such powers after the end of the Relevant Period; (c) each of the aggregate nominal amounts of the new Domestic Shares and the new H Shares allotted, issued and dealt with or agreed
conditionally or unconditionally to be allotted, issued and dealt with (whether pursuant to an option or otherwise) by the Board pursuant to the mandate in paragraph (a) shall not exceed 20% of each of the aggregate nominal amounts of Domestic Shares and
H Shares in issue at the date of passing this resolution, otherwise than pursuant to: (i) a Rights Issue or (ii) any scrip dividend scheme or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the
Company in accordance with the articles of association of the
Company; (d) In exercising the powers granted in paragraph (a), the Board must (i) comply with the Company Law of the PRC and other applicable laws and regulations (as amended from time to time); and (ii) obtain approval from China Securities Regulatory
Commission and other relevant PRC government departments; (e)
the Board, subject to the approval of the relevant authorities of the
PRC and in accordance with the Company Law of the PRC, be
and is hereby authorized to increase the registered capital of the
Company to the required amount upon the exercise of the powers pursuant to paragraph (a) above; (f) to authorize the Board to sign the necessary documents, complete the necessary formalities and take other necessary steps to complete the allotment and issue and listing of new shares, provided the same do not violate the relevant laws, administrative regulations, the Listing Rules and the articles of association of the Company; and [Authority expires at the conclusion of the next annual general meeting of the Company or the expiration of the period within which the next annual general meeting of the Company is required by the articles of association of the Company or other applicable laws to be held]; and authorize the Board to make corresponding amendments to the articles of association of the Company as it thinks fit so as to reflect the new share capital structure upon the allotment or issuance of shares as provided in this resolution

	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY-FOR RESOLUTIONS 1 to 9. THANK YOU	Non-Voting

HERMES INTL SCA
Security	F48051100	Meeting Type		MIX
Ticker Symbol		Meeting Date	07-Jun-2010
ISIN	FR0000052292	Agenda		702402025 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
CMMT
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
O.1	Approve the Company accounts	Management	For	For
O.2	Approve the consolidated accounts	Management	For	For
O.3	Grant discharge	Management	For	For
O.4	Approves the allocation of result	Management	For	For
O.5	Approve the regulated agreements and commitments	Management	For	For
O.6	Appointment of a new member of the Supervisory Board	Management	For	For
O.7	Approve the Directors' fees and remuneration	Management	For	For
O.8	Authorize the Board of Directors for the Company to operate on its own shares	Management	For	For
O.9	Powers	Management	For	For
E.10	Grant authority to cancel some or all shares purchased by the Company (Article L. 225-209) general cancellation programme	Management	For	For
E.11	Amend the Articles of Association	Management	For	For
E.12	Powers	Management	For	For
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0416/201004161001258.pdf	Non-Voting

PRUDENTIAL PLC, LONDON
Security	G72899100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	07-Jun-2010
ISIN	GB0007099541	Agenda		702422623 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the Directors report and the financial statements for the YE 31 DEC 2009 with the related Auditor's report	Management	For	For
2.	Approve the Directors remuneration report for the YE 31 DEC 2009	Management	For	For
3.	Re-elect Mr. M W O Garrett as a Director	Management	For	For
4.	Re-elect Mrs. B A Macaskill as a Director	Management	For	For
5.	Re-elect Mr. C P Manning as a Director	Management	For	For
6.	Re-elect Mr. B L Stowe as a Director	Management	For	For
7.	Election of Mr. N A Nicandrou as a Director	Management	For	For
8.	Election of Mr. R A Devey as a Director	Management	For	For
9.	Re-appoint KPMG Audit Plc as the Company's Auditor until the conclusion of the next general meeting at which the Company's accounts are laid	Management	For	For
10.	Authorize the Directors to determine the amount of the Auditor's remuneration	Management	For	For
11.
Approve to declare a final dividend of 13.56 pence per ordinary share of the Company for the YE 31 DEC 2009, which shall be
payable on 27 MAY 2010 to shareholders who are on the register of members at the close of business on 09 APR 2010
		Management	For	For
12.
Authorize the Company and all Companies that are its
subsidiaries at any time during the period for which the resolution is effective for the purposes of Section 366 and 367 of the
Companies Act 2006 [2006 Act] to make donations to political organizations other than political parties and to incur political expenditure [as such terms are defined in Section 363 to 365 of the 2006 Act] up to a maximum aggregate sum of GBP 50,000 as follows: [Authority expires at the earlier of 30 JUN 2011 or the conclusion of the AGM to be held in 2011]; and the Company may enter into a contract or undertaking under this authority prior to its expiry, which contract or undertaking may be performed wholly or partly after such expiry, and may make donations to political organizations and incur political expenditure in pursuance of such contracts or undertakings as if the said authority had not expired
		Management	For	For
13.
Authorize the Directors, without prejudice to any other authority conferred on the Directors by or pursuant to Article 14 of the
Company's Articles of Association, by Article 14 of the Company's
Articles of Association to allot generally and unconditionally relevant securities be renewed in respect of equity securities [as defined in Section 560[1] of the 2006 Act] for a period expiring;
[Authority expires at the earlier of the conclusion of the AGM of the Company held in 2011 or 30 JUN 2011]; and for that period and purpose the Section 551 amount in respect of the Company's equity securities shall be GBP 42,236,000; and renewal of
authority to allot ordinary shares for rights issues
		Management	For	For
14.
Authorize the Directors, without prejudice to any other authority conferred on the Directors by or pursuant to Article 14 of the
Company's Articles of Association, by Article 14 of the Company's
Articles of Association to allot generally and unconditionally relevant securities be renewed in respect of equity securities [as defined in Section 560[1] of the 2006 Act] allotted in connection with an offer by way of a rights issue: [i] to ordinary shareholders in proportion [as nearly as may be practicable] to their existing holdings; and [ii] to holders of other equity securities as required by the rights of those securities or as the Board otherwise
considers necessary for a period expiring; [Authority expires at the earlier of the conclusion of the AGM of the Company held in 2011 or 30 JUN 2011]; and purpose the Section 551 amount shall be
GBP 84,473,000 [after deducing from such limit any relevant
securities allotted under resolution 13 above] and so that the
Board may impose any limits or restrictions and may any
arrangements which it considers necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, legal, regulatory or practical problems in, or under the laws of, any territory or any other matter
		Management	For	For
S.15
Authorize the Directors, for disapplication of pre-emption rights, equity securities [as defined in Section 560[1] of the 2006 Act] for cash pursuant to the power conferred on the Directors by Article
15 of the Company's Articles of Association and/or to sell any ordinary shares held by the Company as treasury shares for cash as if Section 561 of that Act did not apply to such allotment provided that: the maximum aggregate nominal amount of equity securities that may be allotted or sold pursuant to the authority under Article 15[b] is GBP 6,336,000 and [Authority expires at the earlier of the conclusion of the AGM of the Company held in 2011 or 30 JUN 2011]
		Management	For	For
S.16
Authorize the Company, in accordance with Section 701 of the
2006 Act, to make one or more market purchases [within the
meaning of Section 693[4] of the 2006 Act] of its ordinary shares of 5 pence each in the capital of the Company; such authority to be limited: to a maximum aggregate number of 253,440,000
ordinary shares; by the condition that the minimum price which may be paid for each ordinary shares is 5 pence and the
maximum price which may be paid for an ordinary shares is the highest of: an amount equal to 105% of the average of the middle market quotations for an ordinary shares as derived from the daily official list of the London Stock Exchange for the 5 business days immediately preceding the day on which the share is contracted to be purchases; and the higher of the price of the last independent trade and the highest current independent bid on the trading venues where the purchase is carried out; in each case exclusive of expenses; [Authority expires at the earlier of the conclusion of the AGM of the Company held in 2011 or 30 JUN 2011]; the
Company may before such expiry make a contract or contracts to purchase ordinary shares under the authority hereby conferred which would or may be executed wholly or partly after the expiry of such authority and may make a purchase of ordinary shares in pursuance of any such contract or contracts as if the power
conferred hereby had not expired; and all ordinary shares
purchased pursuant to said authority shall be either; cancelled immediately upon completion of the purchase; or be held, sold, transferred or otherwise dealt with as treasury shares in
accordance with the provisions of the 2006 Act
		Management	For	For
S.17	Approve that a general meeting other than an AGM may be called on not less than 14 clear days' notice	Management	For	For
	Transact other such business	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

PRUDENTIAL PLC, LONDON
Security	G72899100	Meeting Type		Court Meeting
Ticker Symbol		Meeting Date	07-Jun-2010
ISIN	GB0007099541	Agenda		702437559 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE OPTION
FOR THIS MEETING TYPE. PLE-ASE CHOOSE BETWEEN
"FOR" AND "AGAINST" ONLY. SHOULD YOU CHOOSE TO
VOTE ABSTAIN-FOR THIS MEETING THEN YOUR VOTE WILL
BE DISREGARDED BY THE ISSUER OR ISSUERS-AGENT.
Non-Voting
1.	Approve the Scheme of Arrangement proposed to be made between the Company and the holders of Scheme shares	Management	For	For

PRUDENTIAL PLC, LONDON
Security	G72899100	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	07-Jun-2010
ISIN	GB0007099541	Agenda		702439313 - Management
Item	Proposal	Type	Vote	For/Against Management
S.1
Approve, subject to the scheme of arrangement dated 17 MAY
2010 proposed to be made between the Company and the
scheme shareholders [as specified in the scheme], for the
purpose of giving effect to the scheme in its original form or with or subject to any modification, addition or condition approved or imposed by the court; (i) the share capital of the Company be reduced by canceling all the scheme shares [as specified in the scheme] (ii) forthwith and contingently on such reduction of capital taking effect the reserve arising in the books of account of the
Company as a result of the cancellation of the scheme shares be applied in paying up in full at par such number of new ordinary shares of 5 pence each as shall be equal to the number of
scheme shares cancelled at Sub-paragraph (i) above, such new ordinary shares to be allotted and issued credited as fully paid to prudential group plc [New Prudential] and/or its nominees (iii)
without prejudice and in addition to any other authority conferred on the Directors under Section 551 of the Companies Act2006, including at the AGM of the Company and under Resolution 2;
authorize the Directors pursuant to and in accordance with
Section 551 of the Companies Act2006 to give effect to this
resolution and accordingly to effect the allotment of the new ordinary shares referred to in sub-paragraph (ii) above, provided that (a) the maximum aggregate nominal amount of shares which may be allotted hereunder shall be the aggregate nominal amount of the new ordinary shares created pursuant to sub-paragraph (ii)
above; [Authority expires on 07 JUN 2011] (iv) prior to the
reduction of the capital referred to in sub-Paragraph (i) above taking effect authorize the Company to issue and allot two
redeemable deferred shares to New Prudential and/or its
nominees; amend the Articles of Association of the Company by the adoption and inclusion of the following new Article 198 as specified; approve the proposed reduction of capital of New
Prudential at the General Meeting of New Prudential [as specified]
		Management	For	For
2.
Authorize the Directors, subject to Resolution 1 being passed, without prejudice and in addition to any other authority conferred on the Directors under Section 551 of the Companies Act 2006, including at the AGM of the Company and under Resolution
1(A)(iii), pursuant to and in accordance with Section 551 of the
Companies Act 2006 to allot ordinary shares of 5 pence each in the Company up to a nominal amount of GBP 14,523,140,060 in
connection with the issue of ordinary shares of 5 pence each in the Company for the purposes of the rights issue [as specified in circular]; [Authority expires on 07 JUN 2011], the Company may make offers and enter into agreements during the relevant period which would or might require shares to be allotted after the authority ends and the Directors may allot shares under such offers or agreements as if the authority had not ended
		Management	For	For
3.
Approve, subject to the scheme referred to in Resolution 1
becoming effective, the New Prudential group performance shares plan, the New Prudential business unit performance plans and the
M&G executive Long Term Incentive Plan 2010 adopted by New
Prudential, the term of which are summarized in Paragraph 4 of
Part IV of the circular as specified
		Management	For	For
4.
Approve, subject to the scheme referred to in Resolution 1
becoming effective, the New Prudential UK savings-related
Shares Option Scheme, the New Prudential Irish SAYE scheme,
the New Prudential International Employees SAYE scheme, the
New Prudential International [Non-Employees] SAYE scheme, the
New Prudential Shares Incentive Plan, the Prudential Europe
Share Participation Plan, the New Prudential Share Option Plan
and the Momentum Retention plan adopted by New Prudential,
the terms of which are summarized in Paragraph 4 of Part IV of the circular as specified
		Management	For	For
5.
Authorize the Directors of New Prudential, subject to the scheme referred to in Resolution 1 becoming effective of to establish employee share schemes in addition to those mentioned in
Resolutions 3 and 4 in this notice for the benefit of overseas employees of New Prudential and its subsidiaries provided that such additional schemes operate within the equity dilution limits applicable to the new share plans and [save to the extent
necessary or desirable to take account of overseas tax, securities and exchange control laws] such additional schemes do not
confer upon participants benefits which are greater than those which could be obtained from the new shares plans and that, once such additional schemes have been established, they may not be amended without the approval of the shareholders of New
Prudential if such approval would be required to amend the
corresponding provisions of the new share plans
		Management	For	For

MAANSHAN IRON & STEEL CO LTD
Security	Y5361G109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	08-Jun-2010
ISIN	CNE1000003R8	Agenda		702387906 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR" OR "AGAINST" FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Approve the work report of the Board of Directors for the year 2009	Management	For	For
2	Approve the work report of the Supervisory Committee for the year 2009	Management	For	For
3	Approve the audited financial statements for the year 2009	Management	For	For
4	Approve the profit distribution plan for the year 2009	Management	For	For
5
Approve the appointment of Ernst & Young Hua Ming and Ernst &
Young as the Company's domestic and International Auditors for the year 2010 respectively, and authorize the Board of Directors to determine the remuneration of the Auditors based on that in 2009
		Management	For	For

SAP AG, WALLDORF/BADEN
Security	D66992104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	08-Jun-2010
ISIN	DE0007164600	Agenda		702448463 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 700811 DUE TO RESOLUTIONS-8 AND 9  NOW BEING
SPLIT RESOLUTIONS. ALL VOTES RECEIVED ON THE
PREVIOUS MEETI-NG WILL BE DISREGARDED AND YOU
WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE.-
THANK YOU.
Non-Voting

ACCORDING TO GERMAN LAW, IN CASE OF SPECIFIC
CONFLICTS OF INTEREST IN CONNECTI-ON WITH SPECIFIC
ITEMS OF THE AGENDA FOR THE GENERAL MEETING YOU
ARE NOT ENTIT-LED TO EXERCISE YOUR VOTING RIGHTS.
FURTHER, YOUR VOTING RIGHT MIGHT BE EXCLUD-ED
WHEN YOUR SHARE IN VOTING RIGHTS HAS REACHED
CERTAIN THRESHOLDS AND YOU HAV-E NOT COMPLIED
WITH ANY OF YOUR MANDATORY VOTING RIGHTS
NOTIFICATIONS PURSUANT-TO THE GERMAN SECURITIES
TRADING ACT (WHPG). SHOULD YOU HAVE ANY
QUESTIONS OR-DOUBTS IN THIS REGARD, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO T-
HAT THIS ISSUE CAN BE CLARIFIED. IF YOU DO NOT HAVE
ANY INDICATION REGARDING S-UCH CONFLICT OF
INTEREST, OR ANOTHER EXCLUSION FROM VOTING,
PLEASE SUBMIT YOUR-VOTE AS USUAL. THANK YOU.
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS 18 MAY 2010, WHEREAS-THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
GE-RMAN LAW. THANK YOU.
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY wit-h the report of the Supervisory Board, the Group financial statements, the Gro-up annual report, and the reports pursuant to Sections 289(4), 289(5) and 315(-4) of the German
Commercial Code
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
4,304,693,525.47 as follows: Payment of a dividend of EUR 0.50 per no-par share EUR 3,709,817,665.47 shall be carried forward
Ex-dividend and payable date: 09 JUN 2010
		Management	For	For
3.	Ratification of the acts of the Board of Managing Directors	Management	For	For
4.	Ratification of the acts of the Supervisory Board	Management	For	For
5.	Approval of the new compensation system for the Board of Managing Directors, to be found on the Company's web site	Management	For	For
6.	Appointment of the Auditors for the 2010 FY: KPMG AG, Berlin	Management	For	For
7.
Amendments to the Articles of Association: a) Section 4(1), in
respect of the Company's share capital being EUR 1,226,039,608 and divided into 1,226,039,608 no-par shares, b) Section 4(6)1, in respect of the share capital being increased by up to EUR
35,456,908 through the issue of up to 35,456,908 bearer no-par shares (contingent capital IIIa), c) Section 4(10)1, in respect of the share capital being in creased by up to EUR 72,119,440 through the issue of up to 72,119,440 bearer no-par shares (contingent capital VI)
		Management	For	For
8.A
Amendment to the Articles of Association of Incorporation to
reflect the requirements of the German Act Implementing the
Director on shareholders' right: Restatement of Section 17 (3) of the Articles of Incorporation
		Management	For	For
8.B
Amendment to the Articles of Association of Incorporation to
reflect the requirements of the German Act Implementing the
Director on shareholders' right: Restatement of Section 18 (2) of the Articles of Incorporation
		Management	For	For
8.C
Amendment to the Articles of Association of Incorporation to
reflect the requirements of the German Act Implementing the
Director on shareholders' right: Supplement to Section 18 of the
Articles of Incorporation to allow online participation
		Management	For	For
8.D
Amendment to the Articles of Association of Incorporation to
reflect the requirements of the German Act Implementing the
Director on shareholders' right: Supplement to Section 18 of the
Articles of Incorporation to allow postal voting
		Management	For	For
8.E
Amendment to the Articles of Association of Incorporation to
reflect the requirements of the German Act Implementing the
Director on shareholders' right: Restatement of Section 19 (2) of the Articles of Incorporation
		Management	For	For
8.F
Amendment to the Articles of Association of Incorporation to
reflect the requirements of the German Act Implementing the
Director on shareholders' right: Restatement of Section 20 (4) of the Articles of Incorporation
		Management	For	For
9.A	Renewal of authorized capital facilities: Deletion of paragraphs (5) and (7) of Section 4 of the current version of the Articles of Incorporation (Authorized Capital I and II)	Management	For	For
9.B
Renewal of authorized capital facilities: Cancellation of the existing Authorized Capital Ia and the creation of new Authorized
Capital I and on the corresponding amendment to Section 4 of the
Articles of Incorporation
		Management	For	For
9.C
Renewal of authorized capital facilities: Cancellation of the existing Authorized Capital IIa and on the creation of new
Authorized Capital II and on the corresponding amendment to
Section 4 of the Articles of Incorporation
		Management	For	For
10.
Resolution on the creation of an authorized capital III and the corresponding amendment to the Articles of Association, the
Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to increase the share capital by up to
EUR 30,000,000 through the issue of new bearer no-par shares to employees of the Company and its affiliates against contributions in cash and/or kind, on or before 07 JUN 2015, shareholders
subscription rights shall be excluded
		Management	For	For
11.
Authorization to acquire own shares, the Company shall be
authorized to acquire own shares of up to EUR 120,000,000, at a price neither more than 10% above, nor more than 20% below,
the market price of the shares, on or before 30 JUN 2013, the
Board of Managing Directors shall be authorized to sell the shares on the stock exchange and to offer them to the shareholders for subscription, to dispose of the shares in another manner if they are sold at a price not materially below their market price, to offer the shares to third parties for acquisition purposes, to retire the shares, to use the shares within the scope of the Company's stock option and incentive plans, or for satisfying conversion and option rights, and to offer the shares to employees of the Company and its affiliates
		Management	For	For
12.
Resolution on the remuneration for the Supervisory and the
corresponding amendment to the Articles of Association as of the
2010 FY, the chairman of the Supervisory Board shall receive a fixed annual remuneration of EUR 100,000, the deputy chairman
EUR 70,000, and every other Board member EUR 50,000,
members of the Audit Committee shall receive, in addition, a fixed annual remuneration of EUR 15,000 (the chairman EUR 25,000)
and members of another committee EUR 10,000 (the committee
chairmen EUR 20,000), furthermore, the chairman of the
Supervisory Board shall receive a variable remuneration of EUR
10,000, the deputy chairman EUR 8,000 and the every other
Board member EUR 6,000 for every EUR 0.01 of the dividend per share in excess of EUR 0.40, however, the total annual
remuneration may not exceed EUR 250,000 for the chairman of
the Supervisory Board, EUR 200,000 for the deputy chairman,
and EUR 150,000 for every other Supervisory Board member
		Management	For	For

SANLAM LTD
Security	S7302C137	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	09-Jun-2010
ISIN	ZAE000070660	Agenda		702347130 - Management
Item	Proposal	Type	Vote	For/Against Management
O.1	Receive an consider the annual financial statements of the group and the Company's for the YE 31 DEC 2009	Management	For	For
O.2
Re-appoint Ernst & Young Inc, as nominated by the Company's
Audit Committee, as Independent Auditors of the Company to hold office until the conclusion of the next AGM of the Company, it is to be noted that Mr. MP Rapson is the individual and designated
Auditor who will undertake the Company's audit for the financial
YE 31 DEC 2010
		Management	For	For
O.3.1	Reelection of YG Muthien as Director by the Board in casual vacancies or as Additional Directors in terms of Article 13.2 of the Company's Articles of Association ["the Articles"]	Management	For	For
O.3.2	Reelection of TI Mvusi as Director by the Board in casual vacancies or as Additional Directors in terms of Article 13.2 of the Company's Articles of Association ["the Articles"]	Management	For	For
O.3.3	Reelection of DK Smith as Director by the Board in casual vacancies or as Additional Directors in terms of Article 13.2 of the Company's Articles of Association ["the Articles"]	Management	For	For
O.4.1	Reelection of MM Bakane-Tuoane as a Director of the Company, who retires by rotation in terms of Article 14 of the Articles	Management	For	For
O.4.2	Re-election of FA du Plessis as a Director of the Company, who retires by rotation in terms of Article 14 of the Articles	Management	For	For
O.4.3	Re-election of JP Moller as a Director of the Company, who retires by rotation in terms of Article 14 of the Articles	Management	For	For
O.4.4	Re-election of PT Motsepe as a Director of the Company, who retires by rotation in terms of Article 14 of the Articles	Management	For	For
O.4.5	Re-election of RV Simelane as a Director of the Company, who retires by rotation in terms of Article 14 of the Articles	Management	For	For
O.5	Approve to cast an advisory vote on the Company's 2010 remuneration policy	Management	For	For
O.6	Approve the total amount of Director's remuneration, Non- Executive Directors and, Executive Directors for the FYE 31 DEC 2009	Management	For	For
O.7
Approve a 7% increase in all Board and Committee fees including the all-inclusive the remuneration package of the Chairman for the period 01 JUL 2010 upto 30 JUN 2011, the Audit Committee fees to increase by 14% for the same period
		Management	For	For
S.1
Authorize the Company, in terms of Article 37 of the Articles of the
Company as a general approval contemplated sections 85 and 89 of the Companies Act, No.61 of 1973 ["Companies Act"], whether by way of single transaction or series of transactions: a) the purchase of any of its securities by the Company or any subsidiary of the Company; b) the purchase by and/or transfer to the
Company or any subsidiary of the Company of any of its securities purchased pursuant to [a] above, upon such terms and conditions and in such amounts as the Directors of the Company or its
subsidiaries may from time to time decide, but subject to the provisions of the Companies Act and JSE Limited ["the JSE"]
Listings Requirements and any other stock exchange upon which the securities of the Company may be quoted or listed from time
		Management	For	For

to time, and subject to such other conditions as may be imposed by any other relevant authority, provided that, the general
authority shall only be valid up to and including the date of the
Company's next AGM, on condition that it does not extend beyond
15 months from the date of this special resolution; the ordinary shares be purchased through the order book of the JSE trading system and done without any prior understanding or arrangement between the Company and/or the relevant subsidiary and the
counterparty; the general authority to purchase be limited in any one FY to a maximum of 20% of the relevant Company's issued
share capital of that class at the time the authority is granted;
purchases must not be made at a price more than 10% above the weighted average of the market value of the securities for the five business days immediately preceding the date of the repurchases;
at any point in time, the Company may only appoint one agent to effect any repurchase on the Company's behalf or on behalf of any of its subsidiaries; the Company will only undertake a
repurchase of securities if, after such repurchase, the Company still compiles with the shareholder spread requirements of the
JSE; the Company or its subsidiaries may not repurchase
securities during a prohibited period unless a repurchase
programme is in place where the dates and quantities of securities to be traded during the relevant period are fixed and where full details of the programme have been disclosed in an
announcement on SENS prior to the commencement of the
prohibited period; and an announcement complying with
paragraph 11.27 of the JSE Listings Requirements be published by the Company i) when the Company and/or its subsidiaries have cumulatively repurchased 3 % of the ordinary shares in issue as at the time the general authority was given [the "initial number"]; and
ii) for each 3 % in aggregate of the initial number of ordinary shares acquired by the Company and/or its subsidiaries

O.8
Authorize the Director of the Company and, where applicable, the
Company Secretary, to do all such things, sign all such
documentation and take all such actions as may be necessary to implement the aforesaid Ordinary and Special Resolutions
		Management	For	For

FRANCE TELECOM SA, PARIS
Security	F4113C103	Meeting Type		MIX
Ticker Symbol		Meeting Date	09-Jun-2010
ISIN	FR0000133308	Agenda		702356292 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
1	Approve the annual financial statements for the FYE on 31 DEC 2009	Management	For	For
2	Approve the consolidated financial statements for the FYE on 31 DEC 2009	Management	For	For
3	Approve the allocation of income for the FYE on 31 DEC 2009 as reflected in the annual financial statements	Management	For	For
4	Approve the agreement pursuant to Article L.225-38 of the Commercial Code	Management	For	For
5	Approve the agreements pursuant to Article L.225-38 of the Commercial Code	Management	For	For
6	Approve the endorsements to the contracts concluded with the Company Novalis in accordance with Article L.225-42-1 last Paragraph of the Commercial Code	Management	For	For
7	Authorize the Board of Directors to purchase or transfer France telecom shares	Management	For	For
8	Appointment of Mr. Stephane Richard as a Board Member	Management	For	For
9	Election of Mr. Marc Maouche as a Board Member, representing the members of the staff shareholders	Management	For	For
10	Election of Mr. Jean-Pierre Borderieux as a Board Member, representing the Members of the staff shareholders	Management	For	For
E.11	Authorize the Board of Directors to issue shares reserved to persons having signed a liquidity contract with the Company in their capacity as holders of shares or stock options of Orange S.A	Management	For	For
E.12
Authorize the Board of Directors to proceed with the free issuance of option-based liquidity instruments reserved to holders of stock options of Orange S.A. that have signed a liquidity contract with the Company
		Management	For	For
E.13	Authorize the Board of Directors to allocate stock options and/or options to purchase shares of the Company	Management	For	For
E.14	Authorize the Board of Directors to proceed with capital increases reserved to members of Saving Plans	Management	For	For
E.15	Authorize the Board of Directors to reduce the capital by cancellation of shares	Management	For	For
E.16	Approve the powers for the formalities	Management	For	For
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0402/201004021000943.pdf	Non-Voting

KWG PROPERTY HOLDING LTD
Security	G53224104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	09-Jun-2010
ISIN	KYG532241042	Agenda		702387108 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100419/LTN2 0100419269.pdf	Non-Voting
1	Receive and approve the Audited consolidated financial statements and the report of the Directors and the Auditors' report of the Company for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend of RMB 5 cents per share	Management	For	For
3.a	Re-elect Mr. Yu Yao Sheng as an Executive Director of the Company	Management	For	For
3.b	Re-elect Mr. Lee Ka Sze, Carmelo as an Independent non- executive Director of the Company	Management	For	For
3.c	Re-elect Mr. Dai Feng as an Independent non-executive Director of the Company	Management	For	For
3.d	Re-elect Mr. Tam Chun Fai as an Independent non-executive Director of the Company	Management	For	For
3.e	Authorize the Board of Directors of the Company to fix the Directors' fee	Management	For	For
4	Re-appoint Ernst & Young as the Auditors of the Company and authorize the Board of Directors of the Company to fix their remuneration	Management	For	For
5
Authorize the Directors of the Company to allot, issue or deal with shares of the Company not exceeding 20% of the aggregate
nominal amount of the issued share capital of the Company as at the date of passing this resolution
		Management	For	For
6	Authorize the Directors of the Company to repurchase shares of the Company not exceeding 10% of the nominal amount of the issued share capital of the Company as at the date of passing this resolution	Management	For	For
7	Approve to extend the general mandate to issue shares of the Company under Resolution 5 by adding the nominal amount of the shares repurchased under Resolution 6	Management	For	For

EURASIAN NATURAL RESOURCES CORPORATION PLC, LONDON
Security	G3215M109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	09-Jun-2010
ISIN	GB00B29BCK10	Agenda		702415503 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the report and accounts for the FYE 31 DEC 2009	Management	For	For
2	Declare a final dividend of 6 US cents per ordinary share	Management	For	For
3	Receive and approve the Directors remuneration report for the FYE 31 DEC 2009	Management	For	For
4	Election of Mr. Felix Vulis as a Director executive	Management	For	For
5	Election of Ms. Zaure Zaurbekova as a Director executive	Management	For	For
6	Election of Professor Dr. Dieter Ameling as a Director non- executive	Management	For	For
7	Re-election of Dr. Johannes Sittard as a Director non-executive	Management	For	For
8	Re-election of Mr. Roderick Thomson as a Director non-executive	Management	For	For
9	Re-election of Mr. Abdraman Yedibayev as a Director non- executive	Management	For	For
10	Re-appoint PricewaterhouseCoopers LLP as a Auditors of the Company	Management	For	For
11	Authorize the Audit Committee of the Board of Directors to set the remuneration of the Auditors	Management	For	For
S.12	Authorize the Directors to allot shares in the Company up to an aggregate nominal value of US cents 25,755,000	Management	For	For
S.13	Authorize the Directors to disapply statutory pre-emption rights up to an aggregate nominal value of US cents 12,877,500	Management	For	For
S.14	Authorize the Company to make market purchases of shares	Management	For	For
S.15	Authorize the adoption of new Articles of Association	Management	For	For
S.16	Authorize the general meeting other than an AGM be called on not less than 14 clear day's notice	Management	For	For

SINOFERT HOLDINGS LTD, HAMILTON
Security	G8403G103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	09-Jun-2010
ISIN	BMG8403G1033	Agenda		702419892 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100506/LTN2 0100506469.pdf	Non-Voting
1	Receive and adopt the audited consolidated financial statements of the Company and the reports of the Directors and the Auditors of the Company for the YE 31 DEC 2009	Management	For	For
2.a	Re-elect Mr. Liu De Shu as a Non-executive Director of the Company	Management	For	For
2.b	Re-elect Mr. Du Ke Ping as an Executive Director of the Company	Management	For	For
2.c	Re-elect Mr. Ko Ming Tung, Edward as an Independent Non- executive Director of the Company	Management	For	For
2.d	Re-elect Mr. Tang Tin Sek as an Independent Non-executive Director of the Company	Management	For	For
3	Authorize the Board of Directors of the Company to fix the remuneration for all Directors	Management	For	For
4	Re-appoint Deloitte Touche Tohmatsu as the Auditors of the Company and to authorize the Board of Directors of the Company to fix their remuneration	Management	For	For
5	Authorize the Directors a general mandate to allot, issue and deal with ordinary shares of the Company	Management	For	For
6	Authorize the Directors a general mandate to repurchase ordinary shares of the Company	Management	For	For
7	Authorize the directors to allot, issue and deal with ordinary shares of the Company by the number of ordinary shares repurchased	Management	For	For
S.8	Approve the proposed amendments to the bye-laws of the Company	Management	For	For

CEMEX SAB DE CV
Security	P22561321	Meeting Type		Special General Meeting
Ticker Symbol		Meeting Date	09-Jun-2010
ISIN	MXP225611567	Agenda		702420491 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve to consolidate the issuance documents for un
amortizable common share certificates denominated Cemex
.CPO, to amend Section 1 of the issuance documents and
increase the number of Cemex.CPOS to be subscribed for later because of the conversion of bonds issued by Cemex, S.A.B. De
C.V., all of the foregoing for the purpose of carrying out the resolutions passed by the AGM of shareholders of Cemex , S.A.B.
De C.V. held on 29 APR 2010
		Management	For	For
2	Approve the designation of special delegates	Management	For	For
3	Approve the meeting minutes	Management	For	For

SHENZHEN INVESTMENT LTD
Security	Y7743P120	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	09-Jun-2010
ISIN	HK0604011236	Agenda		702428916 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2 0100429725.pdf	Non-Voting
1	Receive the audited financial statements, the reports of the Directors and the independent Auditors' report for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend for the YE 31 DEC 2009	Management	For	For
3.a	Re-election of Mr. Guo Limin as a Director	Management	For	For
3.b	Re-election of Mr. Xu Ruxin as a Director	Management	For	For
3.c	Re-election of Mr. Mou Yong as a Director	Management	For	For
3.d	Re-election of Mr. Liu Biao as a Director	Management	For	For
3.e	Re-election of Dr. Wu Jiesi as a Director	Management	For	For
3.f	Re-election of Mr. Li Wai Keung as a Director	Management	For	For
3.g	Re-election of Mr. Wu Wai Chung, Michael as a Director	Management	For	For
3.h	Authorize the Board of Directors to fix the Directors' fees	Management	For	For
4	Re-appointment of Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For
5	Authorize the Directors to repurchase shares	Management	For	For
6	Authorize the Directors to issue shares	Management	For	For
7	Approve to issue shares by addition thereto the shares repurchased by the Company	Management	For	For

BANCO SANTANDER SA, SANTANDER
Security	E19790109	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	11-Jun-2010
ISIN	ES0113900J37	Agenda		702414789 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING DATE FROM 10 JUN-2010 TO 11 JUN 2010. IF
YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RET-URN THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THA-NK YOU.
Non-Voting
1
Approve the annual accounts  balance sheet, profit and loss
account, state of recognized income and expense, total state of changes in equity, cash flow statement and annual report  and the management of Banco Santander, SA and its consolidated group, all with respect to the YE 31 DEC 2009
		Management	For	For
2	Approve the application for tax year 2009	Management	For	For
3.a	Appointment of D. Becerro de Bengoa Jado Angel as a Director	Management	For	For
3.b	Re-election of D. Francisco Javier Botin-Sanz De Sautuola and O Shea Tercero as the Directors	Management	For	For
3.c	Re-election of Ms Isabel Tocino Biscarolasaga as a Director	Management	For	For
3.d	Re-election of D. Fernando de Asua Alvarez as a Director	Management	For	For
3.e	Re-election of D. Alfredo Saenz Abad as a Director	Management	For	For
4	Re-appointment of Auditor for the year 2010	Management	For	For
5
Authorize the bank and its subsidiaries to acquire own shares pursuant to the provisions of Article 75 of the Companies Act, thereby canceling the unused portion of the authorization granted by the AGM of shareholders on 19 JUN 2009
		Management	For	For
6
Approve the delegation to the Board of Directors of the power to execute the agreement adopted by the Board to increase the
share capital in accordance with the provisions of Article 153.1) of the Companies Act, nullifying the authority granted by the said general meeting of 19 JUN 2009
		Management	For	For
7.a
Approve the increased capital by the amount determined under the terms of the deal by issuing new ordinary shares of medium
0.5  par value each, without premium, in the same class and
series as those currently in circulation , from voluntary reserves from retained earnings, forecast allowance can express
incomplete, with authority to delegate his time in the executive committee, to set the conditions the increase in all matters not covered by the general meeting, make losactos necessary for
their execution, adapt the wording of paragraphs 1 and 2 of
section 5 of the Bylaws to the new amount of share capital and provide public and private documents as are necessary for the execution of the increase, application to the competent bodies, national and foreign, COTND..
		Management	For	For
CONTD
..CONTD  for admission to trading of the new shares on the Stock
Exchanges of-Madrid, Barcelona, Bilbao and Valencia, through the automated quotation-system  continuous market  and the
Stock foreign securities traded in the-shares of Banco Santander
Lisbon, London, Milan, Buenos Aires, Mexico and,-through ADSs, in the New York Stock Exchange , as required at each one of-
them
Non-Voting
7.b
Approve to increased capital by the amount determined under the terms of the deal by issuing new ordinary shares of medium  0.5 par value each, without premium, in the same class and series as those currently in circulation , from voluntary reserves from retained earnings, forecast allowance can express incomplete, delegation of powers to the Board of Directors, with authority to delegate his time in the Executive Committee, to set the
conditions the increase in all matters not covered by the General
Board, perform the acts required for their execution, adapt the wording of paragraphs 1 and 2 of Article 5 of the Bylaws to the new amount of share capital and provide public and private
documents as are necessary for the execution of the increase, application to the competent bodies, national and foreign,
CONTD..
		Management	For	For
CONTD
..CONT for admission to trading of the new shares on the Stock
Exchanges of-Madrid, Barcelona, Bilbao and Valencia, through the Automated Quotation-System  Continuous Market  and the
Stock foreign securities traded in the-shares of Banco Santander
Lisbon, London, Milan, Buenos Aires, Mexico and,-through ADSs, in the New York Stock Exchange , as required At each one of-
them
Non-Voting
8
Approve the delegation to the Board of Directors of the power to issue simple fixed income securities or debt instruments of similar nature  including cedulas, promissory notes or warrants , as well as debt securities convertible or exchangeable into shares of society, in relation to fixed income securities convertible or exchangeable into shares of the Company, setting criteria for the determination of the bases and conditions for the conversion and /
or exchange and attribution to the Board of Directors of the powers of increase in el capital the amount necessary, so as to exclude the preferential subscription right of shareholders, to rescind the unused portion of the delegation conferred by the agreement Ninth II  of the ordinary general meeting of
shareholders of 19 JUN 2009
		Management	For	For
9.a
Approve the policy of long-term incentives granted by the Board of
Directors, new courses relating to specific actions plans for delivery of Santander for execution by the Bank and Santander
Group companies and linked to the evolution of total return to shareholders or certain requirements for permanence and
evolution of the Group
		Management	For	For
9.b
Approve the incentive scheme for employees of UK Plc
Santander, and other Group companies in the UK by the Bank's stock options and linked to the contribution of monetary amounts and certain newspapers stay requirements
		Management	For	For
10
Authorize the Board of Directors to interpret, correct, add, implementation and development of agreements adopted by the
Board, so as to substitute the powers received from the Board and granting of powers to the elevation to instrument public of such agreements
		Management	For	For
11	Receive the report on the remuneration policy for Directors	Management	For	For

SEVERSTAL JT STK CO
Security	818150302	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		11-Jun-2010
ISIN	US8181503025	Agenda		702444554 - Management
Item	Proposal	Type	Vote	For/Against Management
0
PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE-ELECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
THIS-MEETING. PLEASE NOTE THAT ONLY A VOTE "FOR"
THE DIRECTOR WILL BE CUMULATED.-PLEASE CONTACT
YOUR CLIENT SERVICE REPRESENTATIVE IF YOU HAVE
ANY QUESTIONS.
Non-Voting
1.1	Election of Mordashov Alexey Alexandrovich as the Board of Directors of OAO Severstal	Management
1.2	Election of Noskov Mikhail Vyacheslavovich as the Board of Directors of OAO Severstal	Management
1.3	Election of Kruchinin Anatoly Nikolaevich as the Board of Directors of OAO Severstal	Management
1.4	Election of Kuznetsov Sergey Alexandrovich as the Board of Directors of OAO Severstal	Management
1.5	Election of Kulichenko Alexey Gennadievich as the Board of Directors of OAO Severstal	Management
1.6	Election of Christopher Richard Nigel Clark as the Board of Directors of OAO Severstal	Management
1.7	Election of Ronald Michael Freeman as the Board of Directors of OAO Severstal	Management
1.8	Election of Peter Kraljic as the Board of Directors of OAO Severstal	Management
1.9	Election of Martin David Angle as the Board of Directors of OAO Severstal	Management
1.10	Election of Rolf Wilhelm Heinrich Stomberg as the Board of Directors of OAO Severstal	Management
2	Elect (appoint) Mordashov Alexey Alexandrovich the General Director of OAO Severstal for a 3 year period	Management
3	Approve the Company's Annual Report, Annual Accounting Statements including Profit and Loss Account for 2009	Management
4	Approve to disallow the distribution of profits for 2009 results	Management
5.1	Election of Antonov Roman Ivanovich the Internal Audit Commission of OAO Severstal	Management
5.2	Election of Voronchikhin Artem Alexandrovich the Internal Audit Commission of OAO Severstal	Management
5.3	Election of Utyugova Irina Leonidovna the Internal Audit Commission of OAO Severstal	Management
6	Approve the ZAO KPMG as the Auditor of OAO Severstal	Management
7
Approve the Board members of OAO Severstal recognized
independent Directors pursuant to the Corporate Governance
Code of OAO Severstal starting from 01 JUL 2010 the
remunerations shall be established for the execution of functions of the Board members of OAO Severstal
Management

DATANG INTERNATIONAL POWER GENERATION CO LTD
Security	Y20020106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	11-Jun-2010
ISIN	CNE1000002Z3	Agenda		702455557 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 699635 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTION NUMERS. THANK YOU.	Non-Voting
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:h- ttp://www.hkexnews.hk/listedco/listconews/sehk/20100526/LTN20 100526009.pdf	Non-Voting
1.	Approve the report of the Board of Directors of the Company (the Board) for the year 2009 (including Independent Non-Executive Directors report on work)	Management	For	For
2.	Approve the report of the Supervisory Committee of the Company for the year 2009	Management	For	For
3.	Approve the proposal of final accounts for the year 2009	Management	For	For
4.	Approve the profit distribution proposal for the year 2009	Management	For	For
5.
Approve the resolution on provisions of guarantees for financings of Xinyu Power Company, Qian'an Thermal Power Company,
Diaobingshan Power Company, Liaoning Wind Power Company
and Zhangzhou Wind Power Company
		Management	For	For
6.	Approve the capital contribution to the establishment of Fuxin Coal-based Gas Company for the purpose of constructing Fuxin Coal-based Gas Project	Management	For	For
7.	Approve the resolution on adjustment of total investment and capital contribution proposal of Keqi Coal-based Gas Project	Management	For	For
8.	Appointment of the Auditor of the Company for the year 2010	Management	For	For
S.9	Amend the Articles of Association of the Company	Management	For	For
S.10	Grant a mandate to the Board to issue new shares not more than 20% of each class of shares	Management	For	For
S.11	Approve the resolution on the fulfillments to the conditions for non- public issue of a shares by Datang International Power Generation Company Limited	Management	For	For
S12.1	Approve the resolution for Non-public issue of A shares: Share type and par value	Management	For	For
S12.2	Approve the resolution for Non-public issue of A shares: Issue size	Management	For	For
S12.3	Approve the resolution for Non-public issue of A shares: Method and timing of issue	Management	For	For
S12.4	Approve the resolution for Non-public issue of A shares: Target subscribers and subscription method	Management	For	For
S12.5	Approve the resolution for Non-public issue of A shares: Place of listing	Management	For	For
S12.6	Approve the resolution for Non-public issue of A shares: Issue price and method of pricing	Management	For	For
S12.7	Approve the resolution for Non-public issue of A shares: Use of fundraising proceeds	Management	For	For
S12.8	Approve the resolution for Non-public issue of A shares: Arrangement for the accumulated profits	Management	For	For
S12.9	Approve the resolution for Non-public issue of A shares: Arrangement for the lock-up period	Management	For	For
S1210	Approve the resolution for Non-public issue of A shares: Effective period for current issue	Management	For	For
S.13	Approve the feasibility analysis report on the use of fundraising proceeds under the current non-public issue of A shares	Management	For	For
S.14	Approve the report on the previous use of fundraising proceeds	Management	For	For
S.15	Authorize the Board to conduct all matters in relation to the current non-public issue of a shares at its discretion	Management	For	For

PERUSAHAAN PERSEROAN PERSERO P T TELEKOMUNIKIASI I
Security	Y71474137	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	11-Jun-2010
ISIN	ID1000099104	Agenda		702465762 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve to appoint the Board of Directors and the Commissioners	Management	For	For

PERUSAHAAN PERSEROAN PERSERO P T TELEKOMUNIKIASI I
Security	Y71474137	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	11-Jun-2010
ISIN	ID1000099104	Agenda		702467437 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the 2009 annual report	Management	For	For
2	Ratify the 2009 financial report and acquit et decharge for the Directors and the Commissioners	Management	For	For
3	Approve the 2009 profit allocation	Management	For	For
4	Approve to determine the remuneration for 2010 for the Directors and Commissioners	Management	For	For
5	Appointment of the Public Accountant for 2010	Management	For	For
6	Amend the Articles of Association	Management	For	For
7	Approve the utilization of treasury stock resulted from Share Buy Backs I, II and III	Management	For	For

CHINA SOUTH LOCOMOTIVE & ROLLING STOCK CORPORATION
Security	Y1516V109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	17-Jun-2010
ISIN	CNE100000BG0	Agenda		702404776 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-FOR ALL RESOLUTIONS. THANKS YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100428/LTN2 01004281248.pdf	Non-Voting
1	Approve the 2009 work report of the Board of the Company	Management	For	For
2	Approve the 2009 work report of the Supervisory Committee of the Company	Management	For	For
3	Approve the 2009 final accounts of the Company	Management	For	For
4	Approve the 2009 Profit Distribution Plan of the Company	Management	For	For
5	Approve the matters in relation to the A Share connected transactions of the Company for 2010	Management	For	For
6	Approve the external guarantees provided by the Company and its subsidiaries in 2010	Management	For	For
7	Re-appoint the Auditors for 2010 and the bases for determination of their remuneration by the Company	Management	For	For
8	Approve the remuneration and welfare of the Directors and Supervisors of the Company for 2009	Management	For	For
9	Approve the adjustment of remuneration packages of Independent Directors of the Company	Management	For	For
S.10
Authorize the Board and/or the Board Committee duly authorized by the Board to separately or concurrently issue, allot and deal with new shares not exceeding 20% of each of the issued A
Shares and/or overseas listed H Shares of the Company at the time of passing of this resolution at the AGM and the authorization to the Board to deal with all matters in relation to the issue and make relevant amendments to the Articles of Association at
discretion to reflect the new share capital structure of the
Company upon the allotment and issue of such share s
		Management	For	For
S.11
Approve the change of English name of the Company into "CSR
Corporation Limited", upon the fulfillment of all necessary
conditions and the corresponding amendments to the Articles of
Association to reflect the change of English name of the Company and the authorize the Board Committee, comprising of Zhao
Xiaogang (Director) and Zheng Changhong (Director), to sign or execute other documents on behalf of the Company, do all things and take all actions as they deem necessary, desirable or
expedient to the change of the English name of the Company and the proposed amendments to the Articles of Association according to the amendment requirements by the relevant regulatory
authorities from time to time
		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING DATE AND RECORD D-ATE AND RECEIPT OF
CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
SENT IN YOUR-VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR OR-
IGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

KINGFISHER PLC
Security	G5256E441	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	17-Jun-2010
ISIN	GB0033195214	Agenda		702415692 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the annual report and accounts for 2010	Management	For	For
2	Approve the Directors' remuneration report for 2010	Management	For	For
3	Approve the payment of a final dividend	Management	For	For
4	Elect Mr. Anders Dahlvig as a Director	Management	For	For
5	Elect Mr. Andrew Bonfield as a Director	Management	For	For
6	Re-elect Mr. Daniel Bernad as a Director	Management	For	For
7	Re-elect Mrs. Janis Kong as a Director	Management	For	For
8	Re-appoint the Auditors	Management	For	For
9	Authorize the Directors to agree the Auditors' remuneration	Management	For	For
10	Authorize the Directors to allot new shares	Management	For	For
11	Authorize the Company to make political donations	Management	For	For
S.12	Approve to disapply pre-emption rights	Management	For	For
S.13	Authorize the Company to purchase its own shares	Management	For	For
S.14	Approve the calling of a general meeting, other than an AGM on 14 day's notice	Management	For	For
S.15	Adopt new Articles of association of the Company	Management	For	For
16	Approve the Kingfisher Share Incentive Plan	Management	For	For

PT PERUSAHAAN GAS NEGARA (PERSERO) TBK
Security	Y7136Y118	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	17-Jun-2010
ISIN	ID1000111602	Agenda		702470713 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the 2009 annual report	Management	For	For
2	Ratify the 2009 financial statement and Acquit Et De Charge to the Company's Board	Management	For	For
3	Approve the profit allocation for year 2009	Management	For	For
4	Appointment of Public Accountant	Management	For	For
5	Approve to determine remuneration for the Company's Board	Management	For	For
6	Approve to change the Company's Board	Management	For	For

DONGFANG ELECTRIC CORPORATION LTD
Security	Y20958107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	CNE100000304	Agenda		702408192 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL- LINK:http://www.hkexnews.hk/listedco/listconews/sehk/20100429/ LTN20100429192.p-df	Non-Voting
1	Approve the 2009 report of the Board of Directors	Management	For	For
2	Approve the 2009 report of the Supervisory Committee	Management	For	For
3	Approve the proposal for the distribution of profits after tax for the year 2009, including the proposal for the declaration and payment of final dividends for the YE 31 DEC 2009	Management	For	For
4	Approve the 2009 Audited Financial Report of the Company	Management	For	For
5
Approve the re-appointment of Shinewing Certified Public
Accountants and Shinewing  HK  CPA Limited as PRC and
international auditors of the Company for the year 2010 and to authorize the Board to determine their respective remuneration
		Management	For	For
6
Approve the appointment of Mr. Peng Shaobing as an
Independent Non-Executive Director for a term commencing from
18 JUN 2010 until 27 JUN 2012 and to authorize the Board to
determine his remuneration in accordance with the remuneration plan for the Members of the sixth session of the Board and the
Supervisory Committee previously approved by the Shareholders at the annual general meeting of the Company held on 25 JUN
2009
		Management	For	For
S.1.a
Approve the Bonus Issue subject to and conditional upon the
Company obtaining the approvals from the relevant PRC
authorities and the Listing Committee of The Stock Exchange
Hong Kong Limited granting the listing of, and permission to deal in, new H Shares
		Management	For	For
S.1.b	Approve the increase in the registered share capital of the Company from CNY 1,001,930,000 to CNY 2,003,860,000 upon completion of the Bonus Issue	Management	For	For
S.1.c	Authorize any one Director of the Company to take any action and Execute any documents as he thinks necessary or fit to effect and implement the Bonus Issue	Management	For	For
S.1.d	Amend the Articles of Association of the Company	Management	For	For
S.2	Approve to grant the general mandate to the Directors to allot new shares of the Company	Management	For	For

PLEASE NOTE THAT THE METHOD OF ACCUMULATIVE POLL
SHALL BE ADOPTED, ACCORDING T-O WHICH THE NUMBER
OF VOTES ENTITLED FOR EACH SHARE HELD BY THE
SHAREHOLDER SH-ALL EQUAL TO THE NUMBER OF
PROPOSED DIRECTORS AND THE NUMBER OF VOTES OF
SHARE-HOLDERS CAN BE CONCENTRATED IN USE. THANK
YOU.
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF ADDITIONAL COMMENT. IF Y-OU HAVE ALREADY SENT
IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

CHINA MINSHENG BKG CORP LTD
Security	Y1495M112	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	CNE100000HF9	Agenda		702409283 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK h- ttp://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN20 1004291178.pdf	Non-Voting
1	Approve the annual report of the Company for 2009	Management	For	For
2	Approve the work report of the Board of Directors of the Company for 2009	Management	For	For
3	Approve the work report of the Supervisory Board of the Company for 2009	Management	For	For
4	Approve the audited accounts of the Company for 2009	Management	For	For
5	Approve the proposed profit appropriation plan of the Company for 2009	Management	For	For
6	Approve the annual budgets of the Company for 2010	Management	For	For
7	Approve the appointment of the Auditing Firm of the Company for 2010 and their remuneration	Management	For	For
8	Approve the amendments to certain provisions in the Rules of Procedure for the Shareholders' General Meeting of China Minsheng Banking Corp., Ltd	Management	For	For
9	Approve the amendments to certain provisions in the Rules of Procedure for the Meeting of the Board of Directors of China Minsheng Banking Corp., Ltd	Management	For	For
10	Approve the amendments to certain provisions in the Rules of Procedure for the Meeting of the Supervisory Board of China Minsheng Banking Corp., Ltd	Management	For	For
11	Approve to grant a credit line to Legend Holdings Limited and its subsidiaries	Management	For	For
S.12	Approve the amendments to Articles 3, 23, 24 and 27 of the Articles of Association of the Company, as specified	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF ARTICLE NUMBERS IN RESOL-UTION 12. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
THIS PR-OXY FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

DONGFANG ELECTRIC CORPORATION LTD
Security	Y20958107	Meeting Type		Class Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	CNE100000304	Agenda		702415034 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2 0100429208.pdf	Non-Voting
S.1
Approve the Bonus Issue subject to and conditional upon the
Company obtaining the approvals from the relevant PRC
authorities and the Listing Committee of The Stock Exchange
Hong Kong Limited granting the listing of, and permission to deal in, new H Shares
		Management	For	For
S.2	Approve the increase in the registered share capital of the Company from RMB 1,001,930,000 to RMB 2,003,860,000 upon completion of the Bonus Issue	Management	For	For
S.3	Authorize any one Director of the Company to take any action and execute any documents as he thinks necessary or fit to effect and implement the Bonus Issue	Management	For	For
S.4	Amend the Articles of Association of the Company	Management	For	For

CHINA RAILWAY CONSTRUCTION CORPORATION LIMITED
Security	Y1508P110	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	CNE100000981	Agenda		702432319 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 701654 DUE TO ADDITIONAL R-ESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
I.1	Approve the fulfillment of conditions to the non-public issuance and placing of A shares by the Company	Management	For	For
I.2	Approve the Plan in relation the non-public issuance and placing of A shares [supplemented and revised]	Management	For	For
I.3	Approve the connected transactions in relation to the non-public issuance and placing of A shares	Management	For	For
I.4	Approve the report on the use of proceeds from previous issuance	Management	For	For
I.5	Approve the feasible study report on the Investment Projects to be financed by the issue proceeds from the non-public issuance and placing of A shares	Management	For	For
I.6	Approve the waiver from the requirement of general offer by China Railway Construction Corporation [CRCCG]	Management	For	For
I.7	Authorize the Board of Directors to deal with relevant matters in relation to the non-public issuance and placing of A shares	Management	For	For
I.1SA
Approve the types and nominal value of A shares to be issued, within the state of the PRC and be implemented subsequent to the grant of the approvals from the relevant governmental authorities in the PRC upon application
		Management	For	For
I.1SB
Approve the method of issuance of the Non-Public Issuance and
Placing of A share, within the state of the PRC and be
implemented subsequent to the grant of the approvals from the relevant governmental authorities in the PRC upon application
		Management	For	For
I.1SC
Approve the target subscribers and method of subscription of the
Non-Public Issuance and Placing of A share, within the state of the PRC and be implemented subsequent to the grant of the
approvals from the relevant governmental authorities in the PRC upon application
		Management	For	For
I.1SD
Approve the size of the issuance of the Non-Public Issuance and
Placing of A share, within the state of the PRC and be
implemented subsequent to the grant of the approvals from the relevant governmental authorities in the PRC upon application
		Management	For	For
I.1SE
Approve the issue price and pricing principle of the Non-Public
Issuance and Placing of A share, within the state of the PRC and be implemented subsequent to the grant of the approvals from the relevant governmental authorities in the PRC upon application
		Management	For	For
I.1SF
Approve the lock-up period arrangement of the Non-Public
Issuance and Placing of A share, within the state of the PRC and be implemented subsequent to the grant of the approvals from the relevant governmental authorities in the PRC upon application
		Management	For	For
I.1SG
Approve the use of proceeds of the Non-Public Issuance and
Placing of A share, within the state of the PRC and be
implemented subsequent to the grant of the approvals from the relevant governmental authorities in the PRC upon application
		Management	For	For
I.1SH
Approve the place of listing of the Non-Public Issuance and
Placing of A share, within the state of the PRC and be
implemented subsequent to the grant of the approvals from the relevant governmental authorities in the PRC upon application
		Management	For	For
I.1SI
Approve the arrangement in relation to the accumulated
undistributed profits of the Company prior to the non-public issuance and placing of A shares of the Company within the state of the PRC and be implemented subsequent to the grant of the approvals from the relevant governmental authorities in the PRC upon application
		Management	For	For
I.1SJ
Approve the Valid period of the resolution in relation to the Non-
Public issuance and placing of A shares of the Company within the state of the PRC and be implemented subsequent to the grant of the approvals from the relevant governmental authorities in the
PRC upon application
		Management	For	For
I.S.2
Approve the Share Subscription Framework Agreement and the
Supplemental Agreement entered into by the Company and
CRCCG: (a) the terms of the Share Subscription Framework
Agreement entered into by the Company and CRCCG on 02 MAR
2010 and the Supplementary Agreement entered into by the
Company and CRCCG on 26 APR 2010, and all transactions
contemplated under the Share Subscription Framework
Agreement and the Supplementary Agreement; and (b) the Share
Subscription Framework Agreement and the Supplementary
Agreement entered into by the Directors of the Company and
authorize the Directors of the Company to do all such acts and things and to sign and execute all documents and to take such steps as the directors of the Company (or any one of them) may in their absolute discretion consider necessary, appropriate,
desirable or expedient to give effect to or in connection with the
Share Subscription Framework Agreement and the
Supplementary Agreement or any of the transactions
contemplated there under and all other matters incidental thereto
		Management	For	For
II.1	Approve the audited financial statements of the Company for the YE 31 DEC 2009	Management	For	For
II.2	Approve the Profits Distribution Plan of the Company for the YE 31 DEC 2009 and the proposal for distribution of the final dividend for the year 2009	Management	For	For
II.3	Approve the annual report for the YE 31 DEC 2009 of the Company and its summary	Management	For	For
II.4	Approve the report of the Board of Directors of the Company for the YE 31 DEC 2009	Management	For	For
II.5	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
II.6	Appointment of Accounting Firm as the External Auditors of the Company for the year 2010 and the payment of its auditing expenses	Management	For	For
II.7	Approve the remuneration packages of Directors for the year 2009	Management	For	For
II.8	Approve the adjustment to the annual basic salaries for the Independent Directors of the Company	Management	For	For
II.9	Amend the rule governing the decision-making process in relation to connected transactions of the Company	Management	For	For
II.S1
Authorize the Board of Directors to issue the overseas listed foreign invested shares ("H Share(s)") of the Company: (a) subject to Paragraphs (i), (ii) and (iii) below, during the Relevant Period
(as defined), an unconditional general mandate to allot, issue and/or deal with additional H Shares, and to make or grant offers, agreements or options in respect thereof: (i) such mandate shall not extend beyond the Relevant Period save that the board of
		Management	For	For

directors may during the Relevant Period make or grant offers, agreements or options which might require the exercise of such powers after the end of the Relevant Period; (ii) the aggregate nominal amount of the H Shares to be allotted, issued and/or dealt with or agreed conditionally or unconditionally to be allotted, issued and/or dealt with by the board of directors shall not exceed
20% of the aggregate nominal amount of its existing H Shares at the date of the passing of this resolution; and (iii) the Board of
Directors will only exercise its power under such mandate in accordance with the Company Law and the Listing Rules of Hong
Kong Stock Exchange (as amended from time to time) or
applicable laws, rules and regulations of any other government or regulatory bodies and only if all necessary approvals from the
CSRC and/or other relevant PRC government authorities are
obtained; [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next
AGM is to be held by law]; (c) contingent on the Board of Directors resolving to issue H Shares pursuant to Paragraph (a) of this special resolution, to increase the registered capital of the
Company to reflect the number of H Shares to be issued by the
Company pursuant to Paragraph (a) of this special resolution and to make such appropriate and necessary amendments to the
Articles of Association of the Company as they think fit to reflect such increase in the registered capital of the Company and to take any other action and complete any formality required to effect the issuance of H Shares pursuant to Paragraph (a) of this special resolution and the increase in the registered capital of the
Company

CHINA RAILWAY CONSTRUCTION CORPORATION LIMITED
Security	Y1508P110	Meeting Type		Class Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	CNE100000981	Agenda		702436747 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 701802 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100430/LTN2 0100430957.pdf		Non-Voting
S.1.a
Approve the Non-Public Issuance and Placing of A Shares of the
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: Types and nominal value of A Shares to be issued
		Management	For	For
S.1.b
Approve the Non-Public Issuance and Placing of A Shares of the
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: Method of issuance
		Management	For	For
S.1.c
Approve the Non-Public Issuance and Placing of A Shares of the
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: Target subscribers and method of
subscription
		Management	For	For
S.1.d
Approve the Non-Public Issuance and Placing of A Shares of the
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: The size of the issuance
		Management	For	For
S.1.e
Approve the Non-Public Issuance and Placing of A Shares of the
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: Issue price and pricing principle
		Management	For	For
S.1.f
Approve the Non-Public Issuance and Placing of A Shares of the
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: Lock-up period arrangement
		Management	For	For
S.1.g
Approve the Non-Public Issuance and Placing of A Shares of the
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: Use of proceeds
		Management	For	For
S.1.h
Approve the Non-Public Issuance and Placing of A Shares of the
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: Place of listing
		Management	For	For
S.1.i
Approve the Non-Public Issuance and Placing of A Shares of the
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: Arrangement relating to the
accumulated undistributed profits of the Company prior to the
Non-Public Issuance and Placing of A Shares
		Management	For	For
S.1.j
Approve the Non-Public Issuance and Placing of A Shares of the
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: Valid period of the resolution in relation to the Non-Public Issuance and Placing of A Shares
		Management	For	For

CHINA COSCO HOLDINGS CO. LTD
Security	Y1455B106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	CNE1000002J7	Agenda		702449934 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLIC-KING ON THE MATERIAL URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk- /20100429/LTN20100429402.pdf	Non-Voting
1	Approve the report of the Board of Directors of the Company [the 'Board of Directors'] for the YE 31 DEC 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
3	Approve the audited financial statements and the Auditors' report of the Company for the YE 31 DEC 2009	Management	For	For
4	Approve the 2009 profit distribution plan	Management	For	For
5
Re-appoint PricewaterhouseCoopers as the International Auditors of the Company and Zhongruiyuehua certified Public Accountants
co., ltd. as the PRC Auditors of the Company to hold office until the conclusion of the next AGM and to authorize the Board of
Directors to fix their remuneration
		Management	For	For
S.6
Approve the issue of medium term notes in an aggregate principal amount not exceeding RMB 10 billion [the medium- term notes]
and  authorize the Board of Directors to deal with all matters in connection with the issue of the Medium Term Notes
		Management	For	For

OJSC OC ROSNEFT
Security	67812M207	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		18-Jun-2010
ISIN	US67812M2070	Agenda		702455189 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the Company annual report	Management
2	Approve the Company annual accounting statements, including profit and loss statements (Profit and Loss Accounts)	Management
3	Approve the distribution of the Company profits based on the results of the year 2009	Management
4	Approve the amounts, timing, and form of payment of dividends in accordance with the results of the year 2009	Management
5	Approve the remuneration and reimbursement of expenses for members of the Board of Directors of the Company	Management
0
PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE-ELECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
THIS-MEETING. PLEASE NOTE THAT ONLY A VOTE "FOR"
THE DIRECTOR WILL BE CUMULATED.-PLEASE CONTACT
YOUR CLIENT SERVICE REPRESENTATIVE IF YOU HAVE
ANY QUESTIONS.
Non-Voting
6.1	Election of Bogdanov Vladimir Leonidovich as a Member of the Board of Directors of the Company	Management
6.2	Election of Bogdanchikov Sergey Mikhailovich as a Member of the Board of Directors of the Company	Management
6.3	Election of Kostin Andrey Leonidovich as a Member of the Board of Directors of the Company	Management
6.4	Election of Kudryashov Sergey Ivanovich as a Member of the Board of Directors of the Company	Management
6.5	Election of Nekipelov Alexander Dmitrievich as a Member of the Board of Directors of the Company	Management
6.6	Election of Petrov Youriy Alexandrovich as a Member of the Board of Directors of the Company	Management
6.7	Election of Reous Andrey Georgievich as a Member of the Board of Directors of the Company	Management
6.8	Election of Rudloff Hans-Joerg as a Member of the Board of Directors of the Company	Management
6.9	Election of Sechin Igor Ivanovich as a Member of the Board of Directors of the Company	Management
6.10	Election of Tokarev Nikolay Petrovich as a Member of the Board of Directors of the Company	Management
7.1	Election of Kobzev Andrey Nikolaevich as a Member of the Internal Audit Commission of the Company	Management
7.2	Election of Pakhomov Sergey Alexandrovich as a Member of the Internal Audit Commission of the Company	Management
7.3	Election of Pesotskiy Konstantin Valerievich as a Member of the Internal Audit Commission of the Company	Management
7.4	Election of Fisenko Tatiana Vladimirovna as a Member of the Internal Audit Commission of the Company	Management
7.5	Election of Yugov Alexander Sergeevich as a Member of the Internal Audit Commission of the Company	Management
8	Election of the External Auditor of the Company	Management
9.1
Approve the related party transactions: providing by OOO 'RN-
Yuganskneftegas' of the services to the Company on production at oil and gas fields, the licenses for development thereof held by the Company, production of oil in the amount of 63,435.0
thousand tons and production of associated gas in the amount of
3,916.0 million cubic meters for the overall maximum amount of
115,000,000.0 thousand Roubles and on transfer of produced
resources of hydrocarbons to the Company for further distribution
Management
9.2
Approve the related party transactions: providing by OJSC 'AK
'Transneft' of the services to the Company on transportation of crude oil by long-distance pipelines in the quantity of 114,000.0 thousand tons for a fee not exceeding the overall maximum
amount of 167,000,000.0 thousand Roubles in the year 2011
Management
9.3
Approve the related party transactions: execution by the Company of the General Agreement with OJSC 'Russian Regional
Development Bank' on the general terms and conditions of
deposit transactions and transactions within this General
Agreement on deposit by the Company of its cash funds in
Roubles, and/or in USA dollars, and/or in EURO at accounts with
OJSC 'Russian Regional Development Bank' for the maximum
amount of 493,000,000.0 thousand Roubles at the specified terms and conditions
Management
9.4
Approve the related party transactions: execution by the Company of the general agreement with OJSC Bank VTB on general terms and conditions of deposit transactions and transactions within this general agreement on deposit by the Company of its cash funds in
Roubles, and/or in USA dollars, and/or in EURO at accounts with
OJSC Bank VTB for the maximum amount of 493,000,000.0
thousand Roubles at the specified terms and conditions
Management
9.5
Approve the related party transactions: execution by the Company of the general agreement with OJSC 'Russian Regional
Development Bank' on general terms and conditions of foreign currency exchange transactions and transactions within this
General Agreement on purchase and sales of foreign currency
(forex transactions) with the following currency pairs: USA
dollar/rouble, EURO/rouble, EURO/USA dollar for the overall
maximum amount of 238,000,000.0 thousand Roubles at the
specified exchange rates
Management
9.6
Approve the related party transactions: execution by the Company of the general agreement with OJSC Bank VTB on general terms and conditions of foreign currency exchange transactions with the use of 'Reuter Dealing' 'BS-Client' systems and transactions within this General Agreement on sales and purchase of foreign
currency (forex transactions) with the following currency pairs:
USA Dollar/Rouble, Euro/Rouble, EURO/USA dollar for the overall maximum amount of 578,000,000.0 thousand Roubles at the
specified exchange rates
Management
9.7
Approve the related party transactions: the execution by the
Company of the agreement with OJSC 'Russian Regional
Development Bank' on procedure for execution of credit
transactions with the use of 'Reuter Dealing' system and also performing of transactions within this Agreement on receiving by the Company of loans from OJSC 'Russian Regional
Development Bank' in Roubles, and/or in USA dollars, and/or in
EURO for the overall maximum amount of 216,000,000.0
thousand Roubles
Management
9.8
Approve the related party transactions: the execution by the
Company of the agreement with OJSC Bank VTB on procedure
for execution of credit transactions with the use of 'Reuter Dealing'
system and also performing of transactions within this Agreement on receiving by the Company of loans from OJSC Bank VTB in
Roubles, and/or in USA dollars, and/or in EURO for the overall maximum amount of 216,000,000.0 thousand Roubles at the
specified terms and conditions
Management

URALKALI JSC
Security	91688E206	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		18-Jun-2010
ISIN	US91688E2063	Agenda		702464328 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO DELETION
OF VOTING OPTIONS COMMENT.-IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting
1	Approve the procedure of the AGM of shareholders of OJSC Uralkali	Management
2	Approve OJSC Uralkali's annual report for 2009	Management
3	Approve the annual accounting statements of OJSC Uralkali for 2009	Management
4
Approve OJSC Uralkali's profit distribution on results of 2009 at the amount of RUB 1,153,184.1 Thousand; and the distribution of
RUB 2,475,388.1 Thousand from undistributed profit for 2008 as follows: to pay dividends on results of 2009 at RUB 1.70 per ordinary share assigning RUB 3,611,463.0 Thousand for dividend payments; not to pay the remuneration provided by Regulations on the Board of Directors of OJSC Uralkali to the Board Members;
pursuant to Regulations on the Board Committees of OJSC
Uralkali to assign the amount of RUB 16,821.8 Thousand to pay remuneration to the Board Members who are Independent
Directors for their activities as the Board Committees Members of
OJSC Uralkali; CONTD
Management
CONT
CONTD and not to pay the remuneration provided by Regulations on the Auditing-Commission of OJSC Uralkali to the Auditing
Commission Members; to pay-remuneration at the rate of RUB
287.4 Thousand to the Auditing Commission-Members
Non-Voting
5.1	Election of Valery Yuryevich Lepehin to the Auditing Commission of OJSC Uralkali	Management
5.2	Election of Aleksandra Vladimirovna Orlova to the Auditing Commission of OJSC Uralkali	Management
5.3	Election of Natalya Sergeevna Prokopova to the Auditing Commission of OJSC Uralkali	Management
5.4	Election of Elena Alekseevna Radaeva to the Auditing Commission of OJSC Uralkali	Management
5.5	Election of Alexey Mihaylovich Yakovlev to the Auditing Commission of OJSC Uralkali	Management
6	Approve the Limited Liability Company Auditing Firm "Buhgalterskie Auditorskie Traditsii Audit" (LLC Auditing Firm "BAT-audit") as the Auditor of OJSC Uralkali for 2010	Management
7	Approve the Regulations on the General Meeting of Shareholders of OJSC "Uralkali" in a new version	Management
8	Approve the Regulations on the Board of Directors of OJSC "Uralkali" in a new version	Management
9	Approve the Regulations on the Auditing Commission of OJSC "Uralkali" in a new version	Management
10	Approve the Regulations on Remunerations and Indemnity to OJSC "Uralkali" Board Members	Management
0
PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE-ELECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
THIS-MEETING. PLEASE NOTE THAT ONLY A VOTE "FOR"
THE DIRECTOR WILL BE CUMULATED.-PLEASE CONTACT
YOUR CLIENT SERVICE REPRESENTATIVE IF YOU HAVE
ANY QUESTIONS.
Non-Voting
11.1	Election of Jury Valeryevich Gavrilov as a Member of the Board of Directors of OJSC "Uralkali"	Management
11.2	Election of Andrey Rudolfovich Konogorov as a Member of the Board of Directors of OJSC "Uralkali"	Management
11.3	Election of Anna Grigoryevna Koff as a Member of the Board of Directors of OJSC "Uralkali"	Management
11.4	Election of Kuzma Valeryevich Marchuk as a Member of the Board of Directors of OJSC "Uralkali"	Management
11.5	Election of Denis Stanislavovich Morozov as a Member of the Board of Directors of OJSC "Uralkali"	Management
11.6	Election of Vladimir Eduardovich Ruga as a Member of the Board of Directors of OJSC "Uralkali"	Management
11.7	Election of Dmitry Yevgenyevich Rybolovlev as a Member of the Board of Directors of OJSC "Uralkali"	Management
11.8	Election of Hans Jochum Horn as a Member of the Board of Directors of OJSC "Uralkali"	Management
11.9	Election of Ilya Arturovich Yuzhanov as a Member of the Board of Directors of OJSC "Uralkali"	Management
12.1
Approve the conclusion of the following contracts between OJSC
"Uralkali" (Customer) and OJSC "Galurgia" (Contractor,
Performer): work contracts (including work contracts for design and survey works); contracts for research and development
works; contracts for engineering development and process design works as interested party transactions; and which may be
concluded in the process of OJSC Uralkali s usual business
activity in the future; and to determine that the ceiling amount to which the specified transactions may be concluded is RUB 650 million
Management
12.2
Approve the conclusion of the following contracts between OJSC
"Uralkali" (Customer) and the Contractors (Performers): (1) LLC
"SMT "BShSU" and (or) (2) CJSC "Novaya Nedvizhimost" and (or)
(3) LLC "Vagonoe Depo Balahontsy" and (or) (4) LLC "Satellit-
Service" and (or) (5) CJSC "Avtotranskali": work contracts; paid service contracts as interested party transactions; and which may be concluded in the process of OJSC Uralkali s usual business activity in the future; and to determine that the ceiling amount to which the specified transactions may be concluded is RUB 5700 million
Management
12.3
Approve the conclusion of paid service contracts between OJSC
"Uralkali" (Customer) and LLC "Polyclinic Uralkali-Med"
(Performer) as interested party transactions; and which may be concluded in the process of OJSC Uralkali s usual business
activity in the future; and to determine that the ceiling amount to which the specified transactions may be concluded is RUB 35
million
Management
12.4
Approve the conclusion of sales contracts between OJSC
"Uralkali" (Customer) and the Sellers: (1) LLC "SMT "BShSU" and
(or) (2) LLC "Satellit-Service" and (or) (3) CJSC "Avtotranskali"
and (or) (4) LLC "Vagonoe Depo Balahontsy" and (or) (5) CJSC
Novaya Nedvizhimost" as interested party transactions; and which may be concluded in the process of OJSC Uralkali s usual
business activity in the future; and to determine that the ceiling amount to which the specified transactions may be concluded is
RUB 50 million
Management
12.5
Approve the conclusion of sales contracts between OJSC
"Uralkali" (Seller) and the Customers: (1) LLC "SMT "BShSU" and
(or) (2) CJSC "Avtotranskali" and (or) (3) LLC "Vagonoe Depo
Balahontsy" and (or) (4) CJSC Novaya Nedvizhimost" as
interested party transactions; and which may be concluded in the process of OJSC Uralkali s usual business activity in the future;
and to determine that the ceiling amount to which the specified transactions may be concluded is RUB 1,100 million
Management
12.6
Approve the conclusion of lease contracts between OJSC
"Uralkali" (Lessor) and the Lessees: (1) LLC "SMT "BShSU" and
(or) (2) LLC "Vagonoe Depo Balahontsy" and (or) (3) CJSC
"Avtotranskali" and (or) (4) LLC "Satellit-Service" and (or) (5) LLC
"Polyclinic Uralkali-Med" and (or) (6) CJSC "Novaya
Nedvizhimost" and (or) (7) CJSC "Uralkali-Tehnologiya" as
interested party transactions; and which may be concluded in the process of OJSC Uralkali s usual business activity in the future;
and to determine that the ceiling amount to which the specified transactions may be concluded is RUB 100 million
Management
12.7
Approve the conclusion of sublicense contracts between OJSC
"Uralkali" (Sublicensee) and LLC "Satellit-Service" (Sublicensor)
as interested party transactions; and which may be concluded in the process of OJSC Uralkali s usual business activity in the future; and to determine that the ceiling amount to which the specified transactions may be concluded is RUB 20 million
Management

FOSUN INTL LTD
Security	Y2618Y108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Jun-2010
ISIN	HK0656038673	Agenda		702391397 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the audited consolidated financial statements and the reports of the Directors of the Company and of Auditors for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend for the YE 31 DEC 2009	Management	For	For
3.1	Re-elect Mr. Qin Xuetang as an Executive Director of the Company	Management	For	For
3.2	Re-elect Mr. Liu Benren as a Non-Executive Director of the Company	Management	For	For
3.3	Re-elect Mr. Zhang Shengman as an Independent Non-Executive Director of the Company	Management	For	For
3.4	Re-elect Mr. Andrew Y. Yan as an Independent Non-Executive Director of the Company	Management	For	For
3.5	Authorize the Board of Directors of the Company to fix the remuneration of the Directors of the Company	Management	For	For
4	Re-appoint Messrs. Ernst & Young as the Auditors and authorize the Board of Directors of the Company to fix their remuneration	Management	For	For
5
Authorize the Directors of the Company to purchase the shares of the Company not exceeding 10% of the aggregate nominal
amount of the issued share capital of the Company as at the date of passing of this resolution
		Management	For	For
6
Authorize the Directors of the Company to issue, allot and deal with additional shares of the Company not exceeding 20% of the aggregate nominal amount of the issued share capital of the
Company as at the date of passing of this resolution
		Management	For	For
7
Approve to extend the general mandate granted to the Directors of the Company to issue, allot and deal with additional shares in the capital of the Company by the aggregate nominal amount of
shares repurchased by the Company
		Management	For	For
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK -- http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN2 0100423288.pdf	Non-Voting
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting

YUEXIU PROPERTY CO LTD
Security	Y9863Z102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Jun-2010
ISIN	HK0123000694	Agenda		702406376 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2 0100429049.pdf	Non-Voting
1	Approve the audited consolidated financial statements for the YE 31 DEC 2009 and the reports of the Directors and Auditor thereon	Management	For	For
2.1	Re-election of Mr Liang Yi as Director	Management	For	For
2.2	Re-election of Mr Tang Shouchun as Director	Management	For	For
2.3	Re-elect Mr. Liang Youpan as a Director	Management	For	For
2.4	Re-election of Mr Lam Yau Fung Curt as Direction	Management	For	For
2.5	Re-election of Mr Lee Ka Lun as Director	Management	For	For
2.6	Authorize the Board to fix Directors their remuneration	Management	For	For
3	Re-appointment of PricewaterhouseCoopers as Auditor of the Company and to authorize the board to fix their remuneration	Management	For	For
4.a	Approve to give a general mandate to the Directors to repurchase shares of the Company	Management	For	For
4.b	Approve to give a general mandate to the Directors to issue and deal with additional shares in the Company	Management	For	For
4.c	Approve to include the nominal amount of the shares repurchased by the Company to the mandate granted to the Directors under resolution 4B	Management	For	For

HUANENG PWR INTL INC
Security	Y3744A105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Jun-2010
ISIN	CNE1000006Z4	Agenda		702421140 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100506/LTN2 0100506817.pdf	Non-Voting
1	Approve the working report from the Board of Directors of the Company for year 2009	Management	For	For
2	Approve the working report from the Supervisory Committee of the Company for year 2009	Management	For	For
3	Approve the audited financial statements of the Company for year 2009	Management	For	For
4	Approve the profit distribution plan of the Company for year 2009	Management	For	For
5	Approve the proposal regarding the appointment of the Company's Auditors for year 2010	Management	For	For
S.6	Approve the proposal regarding the issue of short-term debentures by the Company	Management	For	For

SHANGHAI ELECTRIC GROUP CO LTD
Security	Y76824104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Jun-2010
ISIN	CNE100000437	Agenda		702422534 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100506/LTN2 0100506633.pdf	Non-Voting
1	Approve the annual report of the Company for the YE 31 DEC 2009	Management	For	For
2	Approve the report of the Board for the YE 31 DEC 2009	Management	For	For
3	Approve the report of the Supervisory Committee for the YE 31 DEC 2009	Management	For	For
4	Approve the report of the Auditors, the audited financial statements and the financial results of the Company for the YE 31 DEC 2009	Management	For	For
5	Approve the profit distribution plan of the Company for the YE 31 DEC 2009	Management	For	For
6
Re-appointment of Ernst & Young Hua Ming as the Company's
PRC Auditor and Ernst & Young as the Company's international
Auditor for the FYE 31 DEC 2010, and authorize the Board to
determine the Auditors' remunerations
		Management	For	For
7	Approve the emoluments of the Directors and Supervisors for the YE 31 DEC 2010 and ratify the emoluments paid to the Directors and Supervisors for the YE 31 DEC 2009	Management	For	For
8
Approve to renew the liability insurance for the Directors,
Supervisors and Senior Management of the Company, authorize
the Board to determine any adjustments to the limits of liability and premiums and authorize the management of the Company to
handle issues relating to the liability insurance on a yearly basis including but not limited to selection of the insurance company and execution of insurance contracts
		Management	For	For
9
Approve the continuing connected transactions contemplated
under the framework purchase agreement between Shanghai
Mitsubishi Elevator Co. Ltd. and MESMEE dated 03 FEB 2010 in relation to the purchase of certain products from MESMEE by the
Group and the proposed annual caps thereof
		Management	For	For
10.1	Approve the proposed provision of the guarantee of maximum limit of RMB11.53 million by the Company for the loan of Shanghai Heavy Machinery Plant Company Ltd. in the year 2010	Management	For	For
10.2	Approve the proposed provision of the guarantee of maximum limit of RMB80 million by the Company for the loan of Shanghai Electric Import & Export Co., Ltd in the year 2010	Management	For	For
10.3	Approve the proposed provision of the guarantee of maximum limit of RMB10 million by the Company for the loan of Shanghai Relay Company Ltd	Management	For	For
10.4	Approve the proposed provision of the guarantee of maximum limit of RMB130 million by Shanghai Mechanical & Electrical Co., Ltd. for the loan of Shanghai Welding Equipment Company Ltd	Management	For	For
10.5	Approve the proposed provision of the guarantee of maximum limit of RMB300 million by Shanghai Heavy Machinery Plant Company Limited for the loan of Shanghai Electric Nuclear Power Equipment Company	Management	For	For
10.6	Approve the proposed provision of the guarantee of maximum limit of RMB155 million by Shanghai Heavy Machinery Plant Company Limited for the loan of Shanghai No. 1 Machine Tool Works Company Ltd	Management	For	For
10.7
Approve the proposed provision of the guarantee of maximum
limit of RMB3 million by Shanghai Heavy Machinery Plant
Company Limited for the loan of Shanghai Environmental
Protection Equipment Engineering Company Ltd
		Management	For	For
10.8
Approve the proposed provision of the guarantee of maximum
limit of RMB16.6 million by Shanghai Electric Environmental
Protection Investment Co., Ltd. for the loan of Shanghai Electric
Nantong Water Treatment Company Ltd
		Management	For	For
10.9	Approve the proposed provision of the guarantee of maximum limit of RMB295 million by Shanghai Boiler Works Ltd. for the loan of Shanghai Electric Wind Power Equipment Company Ltd	Management	For	For
10.10
Approve the proposed provision of the an integrated credit
guarantee of maximum limit of USD 25 million  approximately
RMB170.68 million  by Shanghai Boiler Works Company Ltd for
Shanghai Electric Group Shanghai Electric Machinery Co. Ltd
		Management	For	For
10.11
Approve the proposed provision of the letter of guarantee with total amount of RMB2561.5 million issued by Shanghai Electric
Group Finance Company Ltd. to financial institutions in respect of loans to be granted to the Company and the subsidiaries of the
Company
		Management	For	For
10.12
Approve the proposed provision of the letter of guarantee with total amount of RMB4.1 million issued by Shanghai Electric Group
Finance Company Ltd. to financial institutions in respect of loans to be granted to the subsidiaries of Shanghai Electric (Group)
Corporation
		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

ALSTOM
Security	F0259M475	Meeting Type		MIX
Ticker Symbol		Meeting Date	22-Jun-2010
ISIN	FR0010220475	Agenda		702424881 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
CMMT
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
CMMT	Please note that important additional meeting information is available by-clicking on the material URL link --https://balo.journal- officiel.gouv.fr/pdf/2010/0507/201005071001964.pdf	Non-Voting
O.1	Approve the financial statements and transactions for the FYE on 31 MAR 2010	Management	For	For
O.2	Approve the consolidated financial statements for the FYE on 31 MAR 2009	Management	For	For
O.3	Approve the allocation of income	Management	For	For
O.4	Approve the special report of the Statutory Auditors on the regulated Agreements and undertakings	Management	For	For
O.5	Approve the renewal of Mr. Olivier Bouygues' term as Board Member	Management	For	For
O.6	Approve the renewal of term of the Company Bouygues as Board Member	Management	For	For
O.7	Approve the renewal of Mr. Georges Chodron de Courcel as term as Board Member	Management	For	For
O.8	Appointment of Mrs. Lalita D. Gupte as a Board Member	Management	For	For
O.9	Appointment of Mrs. Katrina Landis as a Board Member	Management	For	For
O.10	Approve to determine the amount for the attendance allowances	Management	For	For
O.11	Authorize the Board of Directors to proceed with transactions on the Company's own shares	Management	For	For
E.12
Authorize the Board of Directors to increase the share capital by issuing shares and any securities giving access to shares of the
Company or of one of its subsidiaries with preferential subscription rights and/or by incorporation of premiums, reserves, profits or other funding for a maximum nominal amount of capital increase of EUR 600 million, that is about 29.2% of the capital, with allocation on this amount of those set under the 13th and 16th
Resolutions
		Management	For	For
E.13
Authorize the Board of Directors to increase the share capital by issuing shares and any securities giving access to shares of the
Company or of one of its subsidiaries with cancellation of
preferential subscription rights for a maximum nominal amount of capital of EUR 300 million, that is about 14.6% of the capital, with allocation of this amount on the one set under the 12th Resolution and allocation on this amount of the one set under the 14th
Resolution
		Management	For	For
E.14
Authorize the Board of Directors to increase the capital within the limit of 10% in consideration for the contributions in kind as equity securities or securities giving access to the capital with allocation of this amount on those set under the 12th and 13th Resolutions
		Management	For	For
E.15
Authorize the Board of Directors to increase the share capital by issuing shares or securities giving access to shares of the
Company reserved for Members of a Company savings plan
within the limit of 2% of the capital with allocation of this amount on the one set under the 12th Resolution
		Management	For	For
E.16
Authorize the Board of Directors to increase the share capital with cancellation of preferential subscription rights of the shareholders in favor of a given category of beneficiaries allowing the
employees of foreign subsidiaries of the Group to benefit from an employee savings plan similar to the one offered under the
previous resolution within the limit of 0.5% of the capital with allocation of this amount on those set in the 15th and 16th
Resolutions
		Management	For	For
E.17
Authorize the Board of Directors to carry out free allocations of shares existing or to be issued within the limit of 1% of the capital with allocation of this amount on the one set under the 18th
Resolution, of which a maximum of 0.02% may be allocated to the corporate officers of the Company
		Management	For	For
E.18
Authorize the Board of Directors to grant options to subscribe for or purchase shares of the Company within the limit of 2.5% of the capital minus any amounts allocated under the 17th resolution of which a maximum of 0.10 % may be allocated to corporate
officers
		Management	For	For
E.19	Amend the Article 7 of the Statutes	Management	For	For
E.20	Powers to carry through the decisions of the General Meeting and accomplish the formalities	Management	For	For

HIGHVELD STEEL & VANADIUM CORP LTD
Security	S35200104	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	22-Jun-2010
ISIN	ZAE000003422	Agenda		702453490 - Management
Item	Proposal	Type	Vote	For/Against Management
S.1	Approve to change the name of the Corporation from Highveld Steel and Vanadium Corporation Limited to Evraz Highveld steel and Vanadium Limited	Management	For	For

PROPERTY & BUILDING CORP LTD, TEL AVIV-JAFFA
Security	M8175G102	Meeting Type		Special General Meeting
Ticker Symbol		Meeting Date	22-Jun-2010
ISIN	IL0006990175	Agenda		702511418 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, ISRAELI MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD E-ITHER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT W-E MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL
Non-Voting
1
Approve the bonus in the amount of ILS 900,000 to the Chairman
Mr. Rafi Bisker, who is also a Director of Koor Industries Ltd., by a
US Company which is jointly owned by the Company and by Koor in equal shares, which owns the HSBC headquarters building in
Fifth Avenue NY, in respect of the part played by Mr. Bisker in the purchase of the building; the bonus will be paid by the Company and by Koor in equal shares (ILS 450,000 each)
		Management	For	For

KOOR INDUSTRIES LTD, ROSH HAAYIN
Security	M6384K112	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Jun-2010
ISIN	IL0006490127	Agenda		702524047 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, ISRAELI MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD E-ITHER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT W-E MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL
Non-Voting
1	Presentation of the financial statements and Directors' report for 2009	Non-Voting
2	Re-appoint Accountant-Auditors for the year 2010 and receipt of a report as their fees in 2009	Management	For	For
3	Appointment of Lior Hannes who was co-opted onto the Board in March 2010	Management	For	For
4
Approve the bonus in the amount of ILS 900,000 for the Director
Rafi Bisker in respect of his contribution to the transaction for the purchase of the HQ building of HSBC in New York jointly with party [the bonus will be paid in equal shares by the Company and the third party]
		Management	For	For

SINOPEC SHANGHAI PETROCHEMICAL CO LTD
Security	Y80373106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	23-Jun-2010
ISIN	CNE1000004C8	Agenda		702421443 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL THE RESOLUTIONS. THANK YOU	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL- http://www.hkexnews.hk/listedco/listconews/sehk/20100507/LTN2 0100507081.pdf	Non-Voting
1	Receive the 2009 work report of the Board of the Company	Management	For	For
2	Receive the 2009 work report of the Supervisory Committee of the Company	Management	For	For
3	Approve the 2009 audited financial statements of the Company	Management	For	For
4	Approve the 2009 Profit Distribution Plan of the Company	Management	For	For
5	Receive the 2010 financial budget report of the Company	Management	For	For
6
Re-appointment of KPMG Huazhen as the Company's Domestic
Auditor for the year 2010 and KPMG as the Company's
International Auditor for the year 2010, and to authorize the Board to fix their remuneration
		Management	For	For
7	Appointment of Mr. Wu Haijun as a Director to fill up the vacancy in the sixth session of the Board	Management	For	For
S.8
Approve the amendments to the Articles of Association of the
Company  the 'Articles of Association'  and its appendices
proposed by the Board of the Company and authorize the Board of the Company to transact all relevant matters regarding any application, reporting and approval, registration and filing requirements in relation to such amendments to the Articles of
Association and its appendices on behalf of the Company,
including making appropriate text revisions in accordance with any revision request of any relevant PRC approval authorities and the listing rules of any stock exchanges on which the Company's
securities are listed
		Management	For	For

RENHE COMMERCIAL HOLDINGS COMPANY LTD
Security	G75004104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	23-Jun-2010
ISIN	KYG750041041	Agenda		702459985 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100523/LTN2 0100523053.pdf	Non-Voting
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	Receive the audited consolidated financial statements of the Company and its subsidiaries for the YE 31 DEC 2009 together with the reports of the Directors of the Company and the Independent Auditors	Management	For	For
2	Declare a final dividend for the YE 31 DEC 2009	Management	For	For
3.a	Re-elect Mr. Dai Yongge as a Director	Management	For	For
3.b	Re-elect Mr. Lin Zijing as a Director	Management	For	For
3.c	Re-elect Ms. Jiang Mei as a Director	Management	For	For
3.d	Re-elect Ms. Zhang Xingmei as a Director	Management	For	For
3.e	Re-elect Mr. Ho Gilbert Chi Hang as a Director	Management	For	For
3.f	Re-elect Mr. Wang Shengli as a Director	Management	For	For
4	Authorize the Board of Directors to fix the remuneration of the Directors	Management	For	For
5	Re-appoint Messrs. KPMG as the Auditors of the Company and authorize the Board of Directors to fix their remuneration	Management	For	For
6	Authorize the Directors to allot and issue shares of the Company as specified in the Ordinary Resolution 6 in the notice of AGM	Management	For	For
7	Authorize the Directors to repurchase shares of the Company as specified in the Ordinary Resolution 7 in the notice of AGM	Management	For	For
8	Approve to extend the power granted to the Directors under Resolution 6 to allot and issue shares as specified in the ordinary resolution 8 in the notice of AGM	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO REMOVAL
OF RECORD DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

DOGAN SIRKETLER GRUBU HOLDINGS AS, ISTANBUL
Security	M2810S100	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	23-Jun-2010
ISIN	TRADOHOL91Q8	Agenda		702483948 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: POWER
OF ATTORNEY (POA) REQUIRMENTS-VARY BY CUSTODIAN.
GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
WOULD-ELIMINATE THE NEED FOR THE INDIVIDUAL
BENEFICIAL OWNER POA. IN THE ABSENCE OF-THIS
ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER POA
MAY BE REQUIRED. IF YOU-HAVE ANY QUESTIONS PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
THANK-YOU.
Non-Voting
1	Election of the Presidency Board	Management	For	For
2	Authorize the Presidency Board to sign the minutes of the meeting	Management	For	For
3	Amend the Article 4. of Article of Association of the Company	Management	For	For
4	Approve the reports prepared by the Board, Auditors and the Independent Audit firm, the balance sheet and profit loss statement	Management	For	For
5	Approve the release of the Board members	Management	For	For
6	Approve the release of the Auditors	Management	For	For
7	Approve the decision on Boards proposal regarding profit distribution	Management	For	For
8	Election of the Board and approve to determine their numbers, term of office and wages	Management	For	For
9	Election of the Auditors and approve to determine their numbers, term of office and wages	Management	For	For
10	Approve the decision on Independent Audit Firm	Management	For	For
11	Authorize the Board to issue bond	Management	For	For
12	Authorize the Board to act in accordance with the Article 334 and 335 of the Turkish Commercial Code	Management	For	For
13	Approve to inform shareholders about donations, given collateral, dividend distribution policy and other issues has to be informed to shareholders	Management	For	For
14	Wishes	Management	For	For

DELEK AUTOMATIVE SYSTEMS LTD, NETANYA
Security	M2756V109	Meeting Type		MIX
Ticker Symbol		Meeting Date	24-Jun-2010
ISIN	IL0008290103	Agenda		702452599 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
AS A CONDITION OF VOTING, ISRAELI MARKET
REGULATIONS REQUIRE THAT YOU-DISCLOSE WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY.-SHOULD EITHER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE-SO
THAT WE MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A-CONTROLLING OR
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL
Non-Voting
1	Approve the discussion of the financial statements and the Directors' report for 2009	Management	For	For
2	Re-appoint the Accountant-Auditors and authorize of the Board to fix their fees	Management	For	For
3
Approve D&O insurance in the frame of the Delek Group
insurance cover for the year commenced December in an amount of USD 75 million for a total premium of USD 300,050 for the
Group of which the share of the Company is USD 30,005; the
cover may be increased to USD 100,000 for an additional
premium of USD 55,625 for the Group; the policy will be
purchased from The Phoenix Insurance Co. Ltd, which is 55.34%
owned by the controlling shareholder of the Company
		Management	For	For
4
Approve the participation in future D&O insurance cover during a period of up to 5 years provided that the cover is not less than
USD 75 million and not more USD 100 million and the premium
does not exceed USD 450,000 for the Group plus 15% a year
from December 2010
		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING TYPE FROM EGM TO-MIX MEETING. IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS-PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

CHINA CONSTRUCTION BANK CORPORATION
Security	Y1397N101	Meeting Type		Class Meeting
Ticker Symbol		Meeting Date	24-Jun-2010
ISIN	CNE1000002H1	Agenda		702453705 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100507/LTN2 0100507935.pdf	Non-Voting
S.1.1	Approve the proposed Rights Issue of A shares and H shares: type and nominal value of Rights Shares	Management	For	For
S.1.2	Approve the proposed Rights Issue of A shares and H shares: proportion and number of shares to be issued	Management	For	For
S.1.3	Approve the proposed Rights Issue of A shares and H shares: subscription price of the Rights Issue	Management	For	For
S.1.4	Approve the proposed Rights Issue of A shares and H shares: target subscribers	Management	For	For
S.1.5	Approve the proposed Rights Issue of A shares and H shares: use of proceeds	Management	For	For
S.1.6	Approve the proposed Rights Issue of A shares and H shares: arrangement for the accumulated undistributed profits of the Bank prior to the Rights Issue	Management	For	For
S.1.7	Approve the proposed Rights Issue of A shares and H shares: effective period of the resolution	Management	For	For

PT BUMI RESOURCES TBK
Security	Y7122M110	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	24-Jun-2010
ISIN	ID1000068703	Agenda		702469001 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve to pledge all or part of the Company's asset in order to obtain loan from third party	Management	For	For
2	Re-appoint the Company's Board of Directors	Management	For	For

LEE & MAN PAPER MFG LTD
Security	G5427W130	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	24-Jun-2010
ISIN	KYG5427W1309	Agenda		702484293 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100602/LTN2 0100602783.pdf	Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL THE RESOLUTIONS. THANK YOU.	Non-Voting
1	Approve the New Electricity Services Agreement and the annual caps and the transactions contemplated thereunder for providing services to generate electricity, as specified	Management	For	For
2	Approve the New Steam Services Agreement and the annual caps and the transactions contemplated thereunder for providing services to generate steam, as specified	Management	For	For

PT BUMI RESOURCES TBK
Security	Y7122M110	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	24-Jun-2010
ISIN	ID1000068703	Agenda		702487794 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the 2009 annual report	Management	For	For
2	Ratify the 2009 financial statement	Management	For	For
3	Approve the profit allocation	Management	For	For
4	Appoint public accountant	Management	For	For

CHINA CONSTRUCTION BANK CORPORATION
Security	Y1397N101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	24-Jun-2010
ISIN	CNE1000002H1	Agenda		702497389 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the 2009 report of Board of Directors	Management	For	For
2.	Approve the 2009 report of Board of Supervisors	Management	For	For
3.	Approve the 2009 final financial accounts	Management	For	For
4.	Approve the 2010 fixed assets investment budget	Management	For	For
5.	Approve the profit distribution plan for 2009	Management	For	For
6.	Approve the 2009 final emoluments distribution plan for Directors and Supervisors	Management	For	For
7.	Approve the appointment of Auditors for 2010	Management	For	For
S.8.1	Approve the proposed Rights Issue of A Shares and H Shares: Type and nominal value of Rights Shares	Management	For	For
s.8.2	Approve the proposed Rights Issue of A Shares and H Shares: Proportion and number of Shares to be issued	Management	For	For
s.8.3	Approve the proposed Rights Issue of A Shares and H Shares: Subscription Price of the Rights Issue	Management	For	For
s.8.4	Approve the proposed Rights Issue of A Shares and H Shares: Target subscribers	Management	For	For
s.8.5	Approve the proposed Rights Issue of A Shares and H Shares: Use of Proceeds	Management	For	For
s.8.6	Approve the proposed Rights Issue of A Shares and H Shares: Arrangement for the accumulated undistributed profits of the Bank prior to the Rights Issue	Management	For	For
s.8.7	Approve the proposed Rights Issue of A Shares and H Shares: Effective period of the resolution	Management	For	For
s.9	Approve the authorizations for the Rights Issue of A shares and H shares	Management	For	For
10.	Approve the feasibility report on the proposed use of proceeds raised from the rights issue of A shares and H shares	Management	For	For
11.	Approve the report on the use of proceeds from the previous A share issue	Management	For	For
12.	Approve the mid-term plan of capital management	Management	For	For
13.1	Election of Mr. Guo Shuqing to continue serving as an Executive Director of the Bank	Management	For	For
13.2	Election of Mr. Zhang Jianguo to continue serving as an Executive Director of the Bank	Management	For	For
13.3	Election of Lord Peter Levene to continue serving as an Independent Non-Executive Director of the Bank	Management	For	For
13.4	Election of Dame Jenny Shipley to continue serving as an Independent Non-Executive Director of the Bank	Management	For	For
13.5	Election of Ms. Elaine La Roche to continue serving as an Independent Non-Executive Director of the Bank	Management	For	For
13.6	Election of Mr. Wong Kai-Man to continue serving as an Independent Non-Executive Director of the Bank	Management	For	For
13.7	Election of Ms. Sue Yang to serve as Non-Executive Director of the Bank	Management	For	For
13.8	Election of Mr. Yam Chi Kwong, Joseph to serve as an Independent Non-Executive Director of the Bank	Management	For	For
13.9	Election of Mr. Zhao Xijun to serve as an Independent Non- Executive Director of the Bank	Management	For	For
14.1	Election of Mr. Xie Duyang to continue serving as shareholder representative Supervisor of the Bank	Management	For	For
14.2	Election of Ms. Liu Jin to continue serving as shareholder representative Supervisor of the Bank	Management	For	For
14.3	Election of Mr. Guo Feng to continue serving as External Supervisor of the Bank	Management	For	For
14.4	Election of Mr. Dai Deming to continue serving as External Supervisor of the Bank	Management	For	For
14.5	Election of Mr. Song Fengming to serve as shareholder representative Supervisor of the Bank	Management	For	For
15.1	Election of Mr. Zhu xiaohuang as an Executive Director of the bank	Management	For	For
15.2	Election of Ms. Wang Shumin as an Non-Executive Director of the bank	Management	For	For
15.3	Election of Mr. Wang Yong as an Non-Executive Director of the bank	Management	For	For
15.4	Election of Ms. Li Xiaoling as an Non-Executive Director of the bank	Management	For	For
15.5	Election of Mr. Zhu Zhenmin as an Non-Executive Director of the bank	Management	For	For
15.6	Election of Mr. Lu Xiaoma as an Non-Executive Director of the bank	Management	For	For
15.7	Election of Ms. Chen Yuanling as an Non-Executive Director of the bank	Management	For	For
16.	Approve the adjustment of items of delegation of authorities by the shareholders' general meeting	Management	For	For

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 680264 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

CHINA SHIPPING CONTAINER LINES CO LTD
Security	Y1513C104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	CNE100000536	Agenda		702408471 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100430/LTN2 0100430025.pdf	Non-Voting
1	Approve the audited financial statements and the Auditors' report of the Company as at and for the YE 31 DEC 2009	Management	For	For
2	Approve the proposed profit distribution plan of the Company for the YE 31 DEC 2009	Management	For	For
3	Approve the report of the Board of Directors of the Company the "Board" for the YE 31 DEC 2009	Management	For	For
4	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
5	Approve the annual reports of the Company prepared under the requirements of the places of listing of the Company for the YE 31 DEC 2009	Management	For	For
6
Appointment of PricewaterhouseCoopers, Hong Kong, Certified
Public Accountants as the Company's International Auditor, to
hold office for the year 2010, and authorize the audit committee of the Board to determine its remuneration
		Management	For	For
7
Appointment of Vocation International Certified Public
Accountants Co., Ltd. as the Company's PRC Auditor, to hold
office for the year 2010, and authorize the audit committee of the
Board to determine its remuneration
		Management	For	For
8	Approve to determine the remuneration of the Directors and Supervisors of the Company for the year ending 31 DEC 2010	Management	For	For
9.a
Re-elect Mr. Li Shaode as a Executive Director of the Company the "Directors" , pursuant to Article 10.2 of the Articles of
Association of the Company with effect from the conclusion of the
AGM until the conclusion of the AGM of the Company for the year
2012, i.e. on or around June 2013
		Management	For	For
9.b
Re-elect Mr. Ma Zehua as a Non-Executive Director of the
Company  the "Directors" , pursuant to Article 10.2 of the Articles of Association of the Company with effect from the conclusion of the AGM until the conclusion of the AGM of the Company for the year 2012, i.e. on or around June 2013
		Management	For	For
9.c
Re-elect Mr. Zhang Guofa as a Executive Director of the
Company  the "Directors" , pursuant to Article 10.2 of the Articles of Association of the Company with effect from the conclusion of the AGM until the conclusion of the AGM of the Company for the year 2012, i.e. on or around June 2013
		Management	For	For
9.d
Re-elect Mr. Zhang Jianhua as a Non-Executive Director of the
Company  the "Directors" , pursuant to Article 10.2 of the Articles of Association of the Company with effect from the conclusion of the AGM until the conclusion of the AGM of the Company for the year 2012, i.e. on or around June 2013
		Management	For	For
9.e
Re-elect Mr. Lin Jianqing as a Non-Executive Director of the
Company  the "Directors" , pursuant to Article 10.2 of the Articles of Association of the Company with effect from the conclusion of the AGM until the conclusion of the AGM of the Company for the year 2012, i.e. on or around June 2013
		Management	For	For
9.f
Re-elect Mr. Wang Daxiong as a Non-Executive Director of the
Company  the "Directors" , pursuant to Article 10.2 of the Articles of Association of the Company with effect from the conclusion of the AGM until the conclusion of the AGM of the Company for the year 2012, i.e. on or around June 2013
		Management	For	For
9.g
Re-elect Mr. Huang Xiaowen as a Executive Director of the
Company  the "Directors" , pursuant to Article 10.2 of the Articles of Association of the Company with effect from the conclusion of the AGM until the conclusion of the AGM of the Company for the year 2012, i.e. on or around June 2013
		Management	For	For
9.h
Re-elect Mr. Zhao Hongzhou as a Executive Director of the
Company  the "Directors" , pursuant to Article 10.2 of the Articles of Association of the Company with effect from the conclusion of the AGM until the conclusion of the AGM of the Company for the year 2012, i.e. on or around June 2013
		Management	For	For
9.i
Re-elect Mr. Yan Zhichong as a Non-Executive Director of the
Company  the "Directors" , pursuant to Article 10.2 of the Articles of Association of the Company with effect from the conclusion of the AGM until the conclusion of the AGM of the Company for the year 2012, i.e. on or around June 2013
		Management	For	For
9.j
Re-elect Mr. Xu Hui as a Non-Executive Director of the Company the "Directors" , pursuant to Article 10.2 of the Articles of
Association of the Company with effect from the conclusion of the
AGM until the conclusion of the AGM of the Company for the year
2012, i.e. on or around June 2013
		Management	For	For
9.k
Re-elect Mr. Shen Zhongying as a Independent Non-Executive
Director of the Company  the "Directors" , pursuant to Article 10.2 of the Articles of Association of the Company with effect from the conclusion of the AGM until the conclusion of the AGM of the
Company for the year 2012, i.e. on or around June 2013
		Management	For	For
9.l
Re-elect Mr. Shen Kangchen as Independent Non-Executive
Director of the Company  the "Directors" , pursuant to Article 10.2 of the Articles of Association of the Company with effect from the conclusion of the AGM until the conclusion of the AGM of the
Company for the year 2012, i.e. on or around June 2013
		Management	For	For
9.m
Re-elect Mr. Jim Poon  also known as Pan Zhanyuan  as a
Independent Non-Executive Director as a of the Company  the
"Directors" , pursuant to Article 10.2 of the Articles of Association of the Company with effect from the conclusion of the AGM until the conclusion of the AGM of the Company for the year 2012, i.e.
on or around June 2013
		Management	For	For
9.n
Re-elect Mr. Wu Daqi as a Independent Non-Executive Director of the Company the "Directors" , pursuant to Article 10.2 of the
Articles of Association of the Company with effect from the
conclusion of the AGM until the conclusion of the AGM of the
Company for the year 2012, i.e. on or around June 2013
		Management	For	For
9.o
Re-elect Ms. Zhang Nan as a Independent Non-Executive Director of the Company  the "Directors" , pursuant to Article 10.2 of the
Articles of Association of the Company with effect from the
conclusion of the AGM until the conclusion of the AGM of the
Company for the year 2012, i.e. on or around June 2013
		Management	For	For
10.a
Re-elect Mr. Chen Decheng as a Supervisor of the Company
pursuant to Article 14.2 of the Articles of Association of the
Company with effect from the conclusion of the AGM until the conclusion of the annual general meeting of the Company for the year 2012, i.e. on or around June 2013
		Management	For	For
10.b
Re-elect Mr. Kou Laiqi as a Supervisor of the Company pursuant to Article 14.2 of the Articles of Association of the Company with effect from the conclusion of the AGM until the conclusion of the annual general meeting of the Company for the year 2012, i.e. on or around June 2013
		Management	For	For
10.c
Re-elect Mr. Hua Min as a Supervisor of the Company pursuant to
Article 14.2 of the Articles of Association of the Company with effect from the conclusion of the AGM until the conclusion of the annual general meeting of the Company for the year 2012, i.e. on or around June 2013
		Management	For	For
10.d
Re-elect Ms. Pan Yingli as a Supervisor of the Company pursuant to Article 14.2 of the Articles of Association of the Company with effect from the conclusion of the AGM until the conclusion of the annual general meeting of the Company for the year 2012, i.e. on or around June 2013
		Management	For	For

O A O TATNEFT
Security	670831205	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	US6708312052	Agenda		702461649 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the annual report of the Company for the year 2009	Management	For	For
2	Approve the annual financial statements, including profit and loss statements [profit and loss account] of the Company for the 2009	Management	For	For
3
Approve the distribution of net income based on the financial statements of the Company for 2009 prepared under Russian
Accounting Regulations; the net income of the Company for 2009 under the said financial statements was 50.9 BLN Russian
Rubles; 30% [approximately 15.3 BLN Russian Rubles] is
proposed to be paid as dividends to the shareholders, the
remaining portion to be retained by the Company to finance its capital expenditure and other expenses
		Management	For	For
4
Approve to pay dividends for the year 2009 in the amount of a)
656% of the nominal value per OAO Tatneft preferred share; b)
656% of the nominal value per OAO Tatneft ordinary share; to determine that dividends shall be paid from 01 JUL though 31
DEC 2010; dividend shall be paid in cash
		Management	For	For

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE NOTE THAT ONLY A VOTE "FOR" THE
DIRECTOR WILL BE CUMULATED. PLEASE CON-TACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY
QUESTIONS.
Non-Voting
5.1	Election of Shafagat Fahrazovich TAKHAUTDINOV to the Board of Directors	Management	For	For
5.2	Election of Radik Raufovich GAIZATULLIN to the Board of Directors	Management	For	For
5.3	Election of Sushovan GHOSH to the Board of Directors	Management	For	For
5.4	Election of Nail Gabdulbarievich IBRAGIMOV to the Board of Directors	Management	For	For
5.5	Election of Rais Salikhovich KHISAMOV to the Board of Directors	Management	For	For
5.6	Election of Vladimir Pavlovich LAVUSHCHENKO to the Board of Directors	Management	For	For
5.7	Election of Nail Ulfatovich MAGANOV to the Board of Directors	Management	For	For
5.8	Election of Renat Halliulovich MUSLIMOV to the Board of Directors	Management	For	For
5.9	Election of Renat Kasimovich SABIROV to the Board of Directors	Management	For	For
5.10	Election of Valery Yurievich SOROKIN to the Board of Directors	Management	For	For
5.11	Election of Mirgazian Zakievich TAZIEV to the Board of Directors	Management	For	For
5.12	Election of Azat Kiyamovich KHAMAEV to the Board of Directors	Management	For	For
5.13	Election of Maria Leonidovna VOSKRESENSKAYA to the Board of Directors	Management	For	For
5.14	Election of David William WAYGOOD to the Board of Directors	Management	For	For
6.1	Election of Tamara Mikhailovna VILKOVA as a member to the Audit Commission	Management	For	For
6.2	Election of Nazilya Faizrakhmanovna GALIEVA as a member to the Audit Commission	Management	For	For
6.3	Election of Ferdinand Rinatovich GALIULLIN as a member to the Audit Commission	Management	For	For
6.4	Election of Venera Gibadullovna KUZMINA as a member to the Audit Commission	Management	For	For
6.5	Election of Nikolai Kuzmich LAPIN as a member to the Audit Commission	Management	For	For
6.6	Election of Liliya Rafaelovna RAKHIMZYANOVA as a member to the Audit Commission	Management	For	For
6.7	Election of Alfiya Azgarovna SINEGAEVA as a member to the Audit Commission	Management	For	For
6.8	Election of Ravil Anasovich SHARIFULLIN as a member to the Audit Commission	Management	For	For
7.
Approve ZAO Energy Consulting Audit as the External Auditor of
OAO Tatneft to conduct statutory audit of the annual financial statements for 2010 prepared under Russian Accounting
Standards for the term of 1 year
		Management	For	For
8.	Approve to introduce amendments and modifications to the Charter of OAO Tatneft and to the regulation on the general shareholders' meeting of OAO Tatneft	Management	For	For

CHINA EASTERN AIRLINES CORPORATION LIMITED
Security	Y1406M102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Jun-2010
ISIN	CNE1000002K5	Agenda		702404764 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the report of the Board of Directors for the year 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company for the year 2009	Management	For	For
3	Approve the audited financial statements and the Auditors' reports for the Company for the year 2009	Management	For	For
4	Approve the Company's profit distribution proposal for the year 2009	Management	For	For
5
Re-appoint PricewaterhouseCoopers, Zhong Tian CPAs Limited
Company as the Company's PRC domestic Auditors for the FYE
31 DEC 2010 and PricewaterhouseCoopers, Certified Public
Accountants as the Company's International Auditors for the FYE
31 DEC 2010, and authorize the Board to determine their
remuneration
		Management	For	For
6.1	Approve the appointment of Mr. Liu Shaoyong as a Director of the sixth session of the Board	Management	For	For
6.2	Approve the appointment of Mr. Li Jun as a Director of the sixth session of the Board	Management	For	For
6.3	Approve the appointment of Mr. Ma Xulun as a Director of the sixth session of the Board	Management	For	For
6.4	Approve the appointment of Mr. Luo Chaogeng as a Director of the sixth session of the Board	Management	For	For
6.5	Approve the appointment of Mr. Luo Zhuping as a Director of the sixth session of the Board	Management	For	For
6.6	Approve the appointment of Mr. Sandy Ke-Yaw Liu as an Independent Non-Executive Director of the sixth session of the Board	Management	For	For
6.7	Approve the appointment of Mr. Wu Xiaogen as an Independent Non-Executive Director of the sixth session of the Board	Management	For	For
6.8	Approve the appointment of Mr. Ji Weidong as an Independent Non-Executive Director of the sixth session of the Board	Management	For	For
6.9	Approve the appointment of Mr. Shao Ruiqing as an Independent Non-Executive Director of the sixth session of the Board	Management	For	For
7.1	Approve the appointment of Ms. Liu Jiangbo, as a shareholder representative Supervisor of the sixth session of the Supervisors Committee of the Company	Management	For	For
7.2	Approve the appointment of Mr. Xu Zhao, as a shareholders representative Supervisor of the sixth session of the Supervisors Committee of the Company	Management	For	For
7.3	Approve the appointment of Mr. Liu Jiashun, as a shareholders representative Supervisor of the sixth session of the Supervisors Committee of the Company	Management	For	For
S.8
Authorize the Board to issue shares of the Company, during the
Relevant Period (as specified), an unconditional general mandate to separately or concurrently issue, allot and/or deal with domestic shares (Domestic Shares) and overseas listed foreign shares
(Foreign Shares) of the Company, and to make or grant offers, agreements or options in respect thereof, subject to the following conditions: i) such mandate shall not extend beyond the Relevant
Period save that the Board may during the Relevant Period make or grant offers, agreements or options which might require the exercise of such powers after the end of the Relevant Period; ii)
the number of the Domestic CONTD.
		Management	For	For
CONTD
CONTD. Shares and Foreign Shares to be issued and allotted or agreed-conditionally or unconditionally to be issued and allotted by the Board shall-not exceed 20% of each of its existing
Domestic Shares and Foreign Shares;-and iii) the Board will only exercise its power under such mandate in-accordance with the
Company Law of the PRC and the Listing Rules (as amended-
from time to time) or applicable laws, rules and regulations of other-government or regulatory bodies and only if all necessary approvals from the-CSRC and/or other relevant PRC government authorities are obtained;-Authority expires the earlier of the conclusion of the next AGM of the-Company following the passing of this special resolution; or the expiration-of the 12-month period following CONTD.
Non-Voting
CONTD
CONTD. the passing of this special resolution ; c) contingent on the Board-resolving to separately or concurrently issue shares pursuant to this special-resolution, the Board be authorized to increase the registered capital of the-Company to reflect the number of share authorized to be issued by the Company-
pursuant to this special resolution and to make such appropriate and-necessary amendments to the Articles of Association as they think fit to-reflect such increases in the registered capital of the
Company and to take-any other action and complete an formality required to effect the separately-or concurrently issuance of shares pursuant to this special resolution and-the increase in the registered capital of the Company
Non-Voting

CHINA COMMUNICATIONS SERVICES CORPORATION LTD, BEI
Security	Y1436A102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Jun-2010
ISIN	CNE1000002G3	Agenda		702438979 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTION NUMERS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100419/LTN2 0100419686.pdf	Non-Voting
1
Approve the consolidated financial statements of the Company, the report of the Directors, the report of the Supervisory
Committee and the report of the International Auditors for the YE
31 DEC 2009 and authorize the Board of Directors of the
Company to prepare the budget of the Company for the year 2010
		Management	For	For
2	Approve the profit distribution proposal and the declaration and payment of a final dividend for the YE 31 DEC 2009	Management	For	For
3
Reappointment of KPMG and KPMG Huazhen as the International
Auditors and Domestic Auditors of the Company, respectively for the YE 31 DEC 2010 and authorize the Board to fix the
remuneration of the Auditors
		Management	For	For
S.4
Approve to grant a general mandate to the Board to issue, allot and deal with the additional shares in the Company not exceeding
20% of each of the existing domestic shares and H shares  as the case may be  in issue
		Management	For	For
S.5
Authorize the Board to increase the registered capital of the
Company and amend the Articles of Association of the Company to reflect such increase in the registered capital of the Company under the general mandate
		Management	For	For

CHINA LONGYUAN PWR GROUP CORP LTD
Security	Y1501T101	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	28-Jun-2010
ISIN	CNE100000HD4	Agenda		702507673 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 717247 DUE TO RECEIPT OF P-AST RECORD DATE. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDE-D AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE
BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100609/LTN2
0100609136.pdf an-d
http://www.hkexnews.hk/listedco/listconews/sehk/20100518/LTN2
0100518196.pdf
Non-Voting
1.
Approve the revised annual caps for each of the two year ending
31 DEC 2011 for the continuing connected transaction, i.e.
provision of products and services from the Company and its
subsidiaries to China Guodian Corporation [Guodian],
contemplated under the master agreement on the mutual supply of materials, products and services dated 24 JUL 2009 entered into by the Company and Guodian, as amended by a
supplemental agreement dated 09 NOV 2009 [Guodian Master
Agreement]
		Management	For	For
2.
Approve the revised annual caps for each of the two years ending
31DEC 2011 for the continuing connected transaction, i.e.
provision of products and services from Guodian to the Company and its subsidiaries, contemplated under the Guodian Master
Agreement
		Management	For	For
S.3
Approve the amendments to certain provisions in the Articles of
Association of the Company, and authorize the Board of Directors
[the "Board"] to deal with relevant registration procedures and, at the Board's discretion, make appropriate adjustments to the
wording and content of the Articles of Association pursuant to the requirements of the regulatory authority, such authority can be further delegated by the Board
		Management	For	For

WPP PLC
Security	G9787K108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	JE00B3DMTY01	Agenda		702413662 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Receive and adopt the Company's accounts for the FYE 31 DEC
2009 together with the Directors' report, the Directors'
remuneration report and the Auditors' report on those accounts and the Auditable part of the remuneration report
		Management	For	For
2	Approve the WPP Directors' remuneration report set out in the report of the Compensation Committee contained in the 2009 Report & Accounts	Management	For	For
3	Approve the corporate responsibility report contained in the 2009 Report & Accounts	Management	For	For
4	Re-elect Paul Richardson as a Director	Management	For	For
5	Re-elect Philip Lader as a Director	Management	For	For
6	Re-elect Esther Dyson as a Director	Management	For	For
7	Re-elect John Quelch as a Director	Management	For	For
8	Re-elect Stanley (Bud) Morten as a Director	Management	For	For
9
Re-appoint Deloitte LLP as Auditors of the Company to hold office from the conclusion of the AGM to the conclusion of the next AGM of the Company and authorize the Directors to determine their remuneration
		Management	For	For
10
Authorize the Board of Directors, in accordance with Article 6 of the Company's Articles of Association, to allot relevant securities
(as defined in the Company's Articles of Association) up to a maximum nominal amount of GBP 45,609,991 for a period
expiring (unless previously renewed, varied or revoked by the
Company in general meeting) on 01 JUN 2015, save that the
Company may before such expiry make an offer or agreement
which would or might require relevant securities to be allotted after such expiry and the Board of Directors may allot relevant
securities pursuant to such offer or agreement as if the authority conferred on them hereby had not expired
		Management	For	For
S.11
Authorize the Company generally and unconditionally: (a)
pursuant to Article 57 of the Companies (Jersey) Law 1991 to make market purchases of ordinary shares in the Company on
such terms and in such manner as the Directors of the Company may from time to time determine, provided that: (i) the maximum number of ordinary shares hereby authorized to be purchased is
125,496,212; (ii) the minimum price which may be paid for an ordinary share is 10 pence (exclusive of expenses (if any) payable by the Company); (iii) the maximum price which may be paid for an ordinary share is not more than the higher of an amount equal to 105% of the average of the middle market quotations for an ordinary share as derived from the London Stock Exchange Daily
Official List for the 5 business days immediately preceding the day on which the ordinary share is contracted to be purchased and the amount stipulated by Article 5 (1) of CONTD.
		Management	For	For
CONT
CONTD. the Buyback and Stabilisation Regulation 2003
(exclusive of expenses-(if any) payable by the Company); and ( iv)
this authority, unless previously-revoked or varied, shall expire on the earlier of the conclusion of the AGM-of the Company to be held in 2011 and 01 SEP 2011, save that a contract of-purchase may be concluded by the Company before such expiry which will or may-be executed wholly or partly after such expiry, and the purchase of shares-may be made in pursuance of any such
contract; and (b) pursuant to Article-58A of the Companies
(Jersey) Law 1991, and if approved by the Directors, to-hold as treasury shares any ordinary shares purchased pursuant to the-
authority conferred by Resolution 11 (a) above
Non-Voting
S.12
Authorize the Board of Directors, in accordance with Article 8 of the Company's Articles of Association, to allot equity securities (as defined in the Company's Articles of Association) wholly for cash
(including in connection with a rights issue (as defined in the
Company's Articles of Association)) as if Article 7 of the
Company's Articles of Association did not apply, provided that (a)
for the purposes of paragraph (1)(b) of Article 8 only, the
aggregate nominal amount to which this authority is limited is GBP
6,285,768, and (b) this authority shall expire (unless previously renewed, varied or revoked by the Company in general meeting)
on 01 JUN 2015 save that the Company may before such expiry
make an offer or agreement which would or might require equity securities to be allotted after such expiry and the Board of
Directors may allot equity securities pursuant to such offer or agreement as if the authority conferred on them hereby
		Management	For	For

METALLURGICAL CORPORATION OF CHINA LTD
Security	Y5949Y119	Meeting Type		Class Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	CNE100000FF3	Agenda		702426861 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2 01004291807.pdf	Non-Voting
s.1
Authorize the Company to purchase Shares on The Stock
Exchange of Hong Kong Limited [the "Hong Kong Stock
Exchange"] or the Shanghai Stock Exchange or any other stock exchange on which the Shares may be listed and which is
recognized for this purpose by the Hong Kong Securities and
Futures Commission and the Stock Exchange, subject to
paragraph (B) below, the exercise by the Board of Directors during the Relevant Period of all the powers of the Company in
accordance with all applicable laws, including the Listing Rules of the Shanghai Stock Exchange, the Hong Kong Code on Share
Repurchases and the Rules Governing the Listing of Securities on
The Stock Exchange of Hong Kong Limited [as amended from
time to time], be and is hereby generally and unconditionally approved; the aggregate nominal amount of Shares which may be purchased or agreed conditionally or unconditionally to be
purchased pursuant to the approval in paragraph (A) above shall not exceed 10% of the aggregate nominal amount of the share
capital of the Company in issue as at the date of passing of this resolution, and the said approval shall be limited accordingly; on the condition that the Shareholders have approved paragraphs (A)
and (B) above by a special resolution at the AGM, the aggregate nominal amount of: (a) A Shares which may be purchased or
agreed conditionally or unconditionally to be purchased pursuant to the approval in paragraph (A) above shall not exceed 10% of the aggregate nominal amount of A Shares in issue as at the date of passing of this resolution at the AGM and at the relevant class meeting of the Shareholders, whichever is later, and the said approval shall be limited accordingly; and (b) H Shares which may be purchased or agreed conditionally or unconditionally to be purchased pursuant to the approval in paragraph (A) above shall not exceed 10% of the aggregate nominal amount of H Shares in issue as at the date of passing of this resolution at the AGM and at the relevant class meeting of the Shareholders, and the said approval shall be limited accordingly; [Authority expires at the conclusion of the next AGM of the Company and the expiration of the period within which the next annual general meeting of the
Company is required by the Articles of Association of the
Company or Bylaw to be held]
		Management	For	For

ACCOR SA, COURCOURONNES
Security	F00189120	Meeting Type		MIX
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	FR0000120404	Agenda		702450064 - Management
Item	Proposal	Type	Vote	For/Against Management

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.     The followin-g applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions will-be
forwarded to the Global Custodians that have become Registered
Intermediar-ies, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Gl-obal Custodian will sign the Proxy
Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
Non-Voting
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
1.	Approve the financial statements for the FY 2009	Management	For	For
2.	Approve the consolidated financial statements for the FY 2009	Management	For	For
3.	Approve treatment of losses and dividends of EUR 1.05 per share	Management	For	For
4.	Appointment of Mrs. Sophie Gasperment as a Board Member	Management	For	For
5.	Approve to renew Mr. Thomas J. Barrack's term as a Board Member	Management	For	For
6.	Approve to renew Mr. Patrick Sayer's term as a Board Member	Management	For	For
7.	Approve remuneration of directors in the aggregate amount of EUR 575,000	Management	For	For
8.	Approve the regulated Agreement (CNP)	Management	For	For
9.	Approve the regulated Agreement (Mr. Paul Dubrule and Mr Gerard Pelisson)	Management	For	For
10.	Approve the regulated Agreement (Mr. Gilles Pelisson)	Management	For	For
11.	Approve the regulated Agreement (Mr. Jacques Stern)	Management	For	For
12.	Approve the regulated Agreement (Mr. Jacques Stern)	Management	For	For
13.	Grant authority to repurchase of up to 22,000,000 shares	Management	For	For
E.14	Approve the reduction in share capital via cancellation of repurchased shares	Management	For	For
E.15	Acknowledge dissolution without liquidation of seih and approve reduction of share capital by cancellation of 2,020,066 repurchased shares	Management	For	For
E.16	Approve the spin off agreement with new services holding re- services activities	Management	For	For
E.17	Powers for the formalities	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN TEXT OF RESOLUTION RESOLU-TION. CHANGE IN
DIRECTOR NAME. IF YOU HAVE ALREADY SENT IN YOUR
VOTES, PLEASE-DO NOT RETURN THIS PROXY FORM
UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUC-
TIONS. THANK YOU
Non-Voting

FERROVIAL SA, MADRID
Security	E49512119	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	ES0118900010	Agenda		702461928 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the report on the Article 116 bis of the Spanish Stock Market Law	Management	For	For
2	Approve the report on the new Bylaws of the Board Members	Management	For	For
3	Approve the individual and consolidated annual accounts and Management report	Management	For	For
4.1	Approve the application of the result	Management	For	For
4.2	Approve the distribution of dividends	Management	For	For
5	Approve the Management of the Board	Management	For	For
6	Appointment by cooptation of Karlovy SL	Management	For	For
7	Appointment of the Auditors	Management	For	For
8.1	Approve the remuneration to the Board based on shares	Management	For	For
8.2	Approve the variable remuneration up to 12000 Euros by giving shares	Management	For	For
9	Grant delegation of powers	Management	For	For
CMMT
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A-SECOND CALL ON  30
JUN 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting

PLEASE NOTE THAT THE REGISTRATION AND
IMPLEMENTATION OF THE RESOLUTIONS ADOPTE-D BY
THE BOARD, AND EMPOWERMENT IN ORDER TO
FORMALIZE THE FILING OF ANNUAL ACC-OUNTS
REFERRED TO IN ARTICLE 218 OF THE COMPANIES ACT.
THERE IS A MINIMUM OF S-HARES TO ATTEND PHYSICALLY,
WHICH IS 100 SHARES. THANK YOU
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO INCLUSION
OF COMMENT. IF YOU HAVE A-LREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DEC-IDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

BBMG CORP
Security	Y076A3105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	CNE100000F20	Agenda		702491159 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
S.1
Authorize the Directors of the Company, i) subject to paragraph
1(A)(iii) and in accordance with the relevant requirements of the
Rules Governing the Listing of Securities on The Stock Exchange
of Hong Kong Limited  the Listing Rules , the Articles of
Association of the Company and the applicable laws and
regulations of the People's Republic of China  the PRC , to allot, issue and deal with, either separately or concurrently, additional
Unlisted Shares and H Shares of the Company and to make or
grant offers, agreements, options and rights of exchange or
conversion of shares which might require the exercise of such powers be hereby generally and unconditionally approved; ii) the approval of the exercise of the powers referred to in paragraph
1(A)(i) shall authorize the Board during the Relevant Period to make or grant offers,..CONT
		Management	For	For
CONT
..CONT agreements, options and Articles of Association of the
Company and the-applicable PRC laws and regulations; and iv)
for the purposes of this-resolution: H Shares means overseas listed foreign shares in the ordinary-share capital of the Company, with a nominal value of RMB1.00 each, listed on-the Main Board of The Stock Exchange of Hong Kong Limited; Unlisted Shares-
means Domestic Shares and Unlisted Foreign Shares, where: a)
Domestic Shares-are ordinary share(s) with a nominal value of
RMB1.00 each in the share-capital of the Company which are
subscribed for or credited as fully paid up-in Renminbi by PRC citizens and/or PRC incorporated entities; and b) Unlisted-Foreign
Shares are ordinary share(s) with a nominal value of RMB1.00 each in-the share capital of the Company which are subscribed for or credited as-fully paid CONT..
Non-Voting
CONT
..CONT up in foreign currency rights of exchange or conversion of shares-which might require the exercise of such powers after the end of the Relevant-Period; iii) each of the aggregate number of
Unlisted Shares and H Shares-allotted, issued and dealt with or agreed conditionally or unconditionally to-be allotted, issued and dealt with  whether pursuant to an option or-otherwise  by the
Board pursuant to the approval granted in paragraph 1(A)(i)-shall not exceed 20% of each of the aggregate number of Unlisted
Shares and H-Shares of the Company, respectively, in issue at the date of passing this-resolution, otherwise than pursuant to a) a
Rights Issue; or b) any scrip-dividend or similar arrangement providing for allotment of shares in lieu of-the whole or part of a dividend on shares of the Company, in accordance with-the
relevant CONT..
Non-Voting
CONT
..CONT requirements of the Listing Rules, the by non-PRC
nationals and/or-non-PRC incorporated entities. Authority expires the earlier of the-conclusion of the next AGM of the Company or the expiration of the period-within which the next AGM is to be held by law  B) The Board be authorized to-make corresponding amendments to the Articles of Association of the Company-as it
thinks fit so as to reflect the new capital structure upon the-
allotment or issue of shares as provided in paragraph 1(A)(i) of this-resolution The Board may only exercise their authority as mentioned above in-compliance with the relevant PRC laws and regulations, the Listing Rules, and-with all necessary approvals from the relevant government authorities
Non-Voting
S.2
Approve the proposed issue of the medium-term notes  the
Medium-term Notes in the PRC: as specified B) a committee
comprising any two executive directors of the Company be and is hereby authorized generally and unconditionally to handle all matters relating to the proposed issue of the Medium-term Notes, including but not limited to the following: i) determine the details of the issue of the Medium-term Notes and to formulate and
implement specific plan for the issue of the Medium-term Notes, including but not limited to the issue size of not more than RMB3.4 billion, the issue of the Medium-term Notes in tranche(s), the amount and period of each tranche, the maturity and method of repayment of the principal amounts and interest, the interest rates of the Mediumterm Notes or the determination mechanism
thereof, the provision CONT..
		Management	For	For
CONT
..CONT of guarantees, the specific arrangements and the use of proceeds based-on the actual situation in accordance with the use of proceeds described-above and the selection of qualified
professional institutions to participate-in the issue of the Medium-
term Notes; ii) enter into all negotiations in-relation to the issue of the Medium-term Notes, sign and execute all relevant-agreements and other documents for and on behalf of the Company and
comply-with the relevant information disclosure procedures
pursuant to the-requirements of regulatory bodies and the Listing
Rules  if necessary ; iii)-apply for approvals to the relevant regulatory authorities in respect of the-issue of the Medium-term
Notes and make appropriate adjustments to the-specific plan for the issue and terms of the Medium-term Notes in accordance-with
the..CONT
Non-Voting
CONT
..CONT feedback  if any  from the relevant regulatory authorities;
and iv)-take all such actions as necessary and in the interest of the Company and to-determine and make arrangements for all
specific matters relating to the-issue of the Medium term Note;
The authority granted to a committee-comprising any two
executive directors of the Company to deal with the above-matters will remain effective for 24 months commencing from the date on which-the resolution is considered and approved at the AGM
Non-Voting
S.3
Approve the proposed amendments to the Articles of Association of the Company as set out in the circular of the Company dated 30
APR 2010, and to authorize the Board to deal with on behalf of the Company the relevant filing and amendments  where
necessary  procedures and other related issues arising from the amendments to the Articles of Association of the Company
		Management	For	For
4	Approve the report of the Board for the YE 31 DEC 2009	Management	For	For
5	Approve the report of the Supervisory Board of the Company for the YE 31 DEC 2009	Management	For	For
6	Approve the audited financial statements and the Auditors' report of the Company for the YE 31 DEC 2009	Management	For	For
7
Approve the profit distribution proposal of the Company, namely, the proposal for distribution of a final dividend of RMB0.07 per share  before tax  in an aggregate amount of approximately RMB
271.1 million for the YE 31 DEC 2009, and authorize the Board to implement the aforesaid distribution
		Management	For	For
8
Re-appointment of Ernest & Young and Beijing Xinghua Certified
Public Accountants Company Limited, as the International and
Domestic Auditors of the Company for the year 2010, respectively, and authorize the Audit Committee of the Board, comprising
Messrs. Zhang Chengfu, Hu Zhanguang, Xu Yongmo, Zhou
Yuxian and Yip Wai Ming, all being Directors of the Company, to determine their remuneration
		Management	For	For
9
Authorize the remuneration and nomination Committee of the
Board, comprising Messrs. Jiang Weiping, Shi Xijun, Hu
Zhaoguang, Zhang Chengfu and Xu Yongmo, all being Directors
of the Company, to determine the remuneration of all Executive
Directors of the second session of the Board
		Management	For	For
10
Appointment of Mr. Ma Weixin as the Supervisor of the Company
without receiving any remuneration but an annual subsidy of RMB
50,000  before tax from the Company, and authorize any
Executive Director of the Company to sign a service contract with
Mr. Ma Weixin for and on behalf of the Company
		Management	For	For
11
Approve conditional upon passing of Resolution No.3 as set out in the notice dated 30 APR 2010 of the AGM, amend to the rules of procedure of the Board meeting adopted by the shareholders of the Company  the Rules of Procedure as set out in the circular of the Company dated 30 APR 2010, and authorize the Board to
deal with on behalf of the Company the relevant filing and
amendments  where necessary  procedures and other related
issues arising from the amendment to the Rules of Procedure
		Management	For	For

NICE SYSTEMS LTD, RAANANA
Security	M7494X101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	IL0002730112	Agenda		702497288 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, ISRAELI MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD E-ITHER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT W-E MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL
Non-Voting

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 707623 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.1	Appointment of R. Gutler as a officiating Director	Management	For	For
1.2	Appointment of J. Atsmon as a officiating Director	Management	For	For
1.3	Appointment of R. Ben-Shaul as a officiating Director	Management	For	For
1.4	Appointment of J. Hughes as a officiating Director	Management	For	For
1.5	Appointment of D. Kostman as a officiating Director	Management	For	For
1.6	Appointment of J. Dauber as a officiating Director	Management	For	For
2.1	Appointment of D. Falk as an External Director	Management	For	For
2.2	Appointment of Y. Dvir as an External Director	Management	For	For
3.	Approve the annual issue during 4 years of options with an exercise price equal to the closing price on the day of issue, as Chairman - 22,500, Vice Chairman - 15,000, each Director - 7,500	Management	For	For
4.	Approve to increase the special annual payment to the Chairman to NIS 480,000	Management	For	For
5.a	Approve the manner for submission of Shareholders' request for inclusion of matters on the agenda of general meetings	Management	For	For
5.b	Approve the authority to appoint more than 2 External Directors	Management	For	For
6.	Approve the text of D and O indemnity undertaking [limited to 25% of shareholders' equity]	Management	For	For
7.	Re-appointment of Accountant Auditors and authorize the Board to determine their fees	Management	For	For
8.	Approve the discussion of the financial statements and Directors' report for the year 2009	Management	For	For

METALLURGICAL CORPORATION OF CHINA LTD
Security	Y5949Y119	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	CNE100000FF3	Agenda		702517422 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 701030 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE
BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100611/LTN2
0100611164.pdf AN-D
http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2
01004291799.pdf
Non-Voting
1.	Approve the report of the Board of Directors of the Company for the YE 31 DEC 2009 as specified	Management	For	For
2.	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2009 as specified	Management	For	For
3.	Approve the report of the International Auditors and audited financial statements of the Company for the YE 31 DEC 2009 as specified	Management	For	For
4.	Approve the Profit Distribution Plan of the Company for the YE 31 DEC 2009	Management	For	For
5.	Appointment of Mr. Jing Tianliang as a Non-Executive Director of the Company	Management	For	For
6.	Approve the provision of external guarantees by the Company and its Subsidiaries as specified	Management	For	For
7.	Approve the guarantees provided by the subsidiaries of the Company during the period from 21 SEP 2009 to 31 DEC 2009	Management	For	For
8.	Amend the Rules for Providing External Guarantees of the Company	Management	For	For
9.
Re-appoint PricewaterhouseCoopers as the International Auditor and the appointment of PricewaterhouseCoopers Zhong Tian
CPAs Limited Company as the Domestic Auditor of the Company
to hold office until the conclusion of the next AGM and authorize the Board to determine their remuneration
		Management	For	For
10.	Approve the emoluments of the Directors and the Supervisors of the Company for the year 2009 as specified	Management	For	For
11.
Approve the Company to supply all Corporate Communications
[as defined in The Rules Governing the Listing of Securities On the Stock Exchange of Hong Kong Limited] by making them
available on the Company's website
		Management	For	For
S.12.
Authorize the Board, for the purpose of increasing the flexibility and efficiency in operation, to issue, allot and deal with additional
A Shares not exceeding 20% of the A Shares in issue and
additional H Shares not exceeding 20% of the H Shares in issue and to make corresponding amendments to the Articles of
Association of the Company as it thinks fit so as to reflect the new capital structure upon the allotment or issuance of shares: (A) (a)
subject to Paragraph C below and in accordance with the relevant requirements of the Rules Governing the Listing of Securities on
The Stock Exchange of Hong Kong Limited, the Articles of
		Management	For	For

Association of the Company and the applicable laws and
regulations of the PRC, the exercise by the Board of Directors during the Relevant Period of all the powers of the Company to authorize, allot or issue, either separately or concurrently once every twelve months, additional A Shares and H shares and to make or grant offers, agreements, options and rights of exchange or conversion which might require the exercise of such powers be hereby generally and unconditionally approved; (B) the approval in
Paragraph A above shall authorize the Board of Directors during the Relevant Period to make or grant offers, agreements, options and rights of exchange or conversion which might require the exercise of such powers after the end of the Relevant Period; (c)
each of the aggregate nominal amounts of A Shares and H
Shares authorized, allotted or issued or agreed conditionally or unconditionally to be authorized, allotted or issued whether pursuant to an option or otherwise by the Board of Directors, either separately or concurrently once every twelve months,
pursuant to the approval granted in Paragraph A shall not exceed
20% of each of the aggregate nominal amounts of A Shares and
H Shares in issue at the date of passing this resolution, otherwise than pursuant to (i) a Rights Issue or (ii) any scrip dividend or similar arrangement providing for allotment of shares in lieu of the whole or part of a dividend on shares of the Company in
accordance with the Articles of Association of the Company; and
[Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period of 12 months from the date of passing of the special resolution granting the general mandate]; authorize the Board of Directors to make corresponding amendments to the Articles of Association of the Company as it
thinks fit so as to reflect the new capital structure upon the allotment or issue of shares as provided in sub-Paragraph (A) (a)
of this resolution

S.13
Authorize the Board of Directors, subject to this resolution below, to purchase Shares on The Stock Exchange of Hong Kong
Limited or the Shanghai Stock Exchange or any other stock
exchange on which the Shares may be listed and which is
recognized for this purpose by the Hong Kong Securities and
Futures Commission and the Stock Exchange, in accordance with all applicable laws, including the Listing Rules of the Shanghai
Stock Exchange, the Hong Kong Code on Share Repurchases
and the Rules Governing the Listing of Securities on The Stock
Exchange of Hong Kong Limited during the relevant period as
amended from time to time, not exceeding 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of passing of this resolution, and the said approval shall be limited accordingly; on the condition that the Shareholders have approved this resolution above at the AGM, the aggregate nominal amount of: (a) A Shares which may be purchased or
agreed conditionally or unconditionally to be purchased pursuant to the approval in this Resolution above shall not exceed 10% of the aggregate nominal amount of A Shares in issue as at the date of passing of this resolution at the AGM and at the relevant class meeting of the shareholders whichever is later and the said
approval shall be limited accordingly; b)H Shares which may be purchased or agreed conditionally or unconditionally to be
purchased pursuant to the approval in this resolution above shall not exceed 10% of the aggregate nominal amount of H Shares in
		Management	For	For

issue as at the date of passing of this resolution at the AGM and the relevant class meeting of the Shareholders, and the said approval shall be limited accordingly; [Authority expires the earlier of the conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of the
Company is required by the Articles of Association of the
Company or by law to be held]

S.14
Amend the Articles of Association of the Company to reflect the changes in the Company's principal business place in Beijing, the
PRC and the increase in the registered and paid-up share capital of the Company as a result of its A Share offering and global offering
		Management	For	For
S.15	Approve the change to the registered and paid-up share capital of the Company as a result of its A Share offering and global offering	Management	For	For
S.16
PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:
authorize the Company to issue medium term notes, according to the market conditions and the needs of the Company, in the PRC in the aggregate principal amount of not more than RMB 14.9
billion [in multiple tranches] for a term of not more than 10 years in the following terms: (i) Place of issue: within the PRC (in multiple tranches); (ii) Total principal amount: up to RMB 14.9 billion; (iii)
Maturity: not more than 10 years; (iv) Interest rate: to be
determined according to market conditions and the relevant
requirements of the relevant regulatory authorities at the time of issue; and (v) Use of proceeds: the entire amount will be used to replace the bank loans of the Company
		Shareholder	Against	For
S.17
PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:
authorize the Company to issue short-term financing bills,
according to the market conditions and the needs of the
Company, in the PRC in the aggregate principal amount of not more than RMB 14.4 billion (in multiple tranches) for a term of one year in the following terms: (i) Place of issue: within the PRC (in multiple tranches); (ii) Total principal amount: up to RMB 14.4 billion; (iii) Maturity: 1 year; (iv) Interest rate: to be determined according to market conditions and the relevant at the time of issue requirements of the relevant regulatory authorities at the time of issue; and (v) Use of proceeds: the entire amount will be used to replace the bank loans of the Company
		Shareholder	Against	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN TYPE OF RESOLUTION. IF YO-U HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS-YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU
Non-Voting

TEVA PHARMACEUTICAL INDS LTD
Security	M8769Q102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	IL0006290147	Agenda		702524403 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
AS A CONDITION OF VOTING, ISRAELI MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD E-ITHER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT W-E MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL
Non-Voting
CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 707624 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Approve the declaration that the interim dividend on account of 2008 paid in 4 installments and totaling NIS 2.50 (approx USD 0.642) shall be final for 2009	Management	For	For
2.1	Appointment of Abraham Cohen as a Director for a period of 3 years	Management	For	For
2.2	Appointment of Amir Elstein as a Director for a period of 3 years	Management	For	For
2.3	Appointment of Professor Roger Kornberg as a Director for a period of 3 years	Management	For	For
2.4	Appointment of Professor Moshe Many as a Director for a period of 3 years	Management	For	For
2.5	Appointment of Dan Proper as a Director for a period of 3 years	Management	For	For
3.	Re-appoint the Accountant-Auditors until the next AGM, and authorize the Board to fix their fees	Management	For	For
4.	Approve the 2010 Equity Incentive Plan	Management	For	For
5.1
Approve the remuneration of Dr. Frost as Chairman as follows:
annual salary equivalent to USD 385,702, meeting attendance
fees as for the other Directors, provision of an office and
secretarial services, reimbursement of cost of participation in
Board meetings outside the US up a maximum of USD 500,000 a
year
		Management	For	For
5.2
Approve the remuneration of Professor Many as Vice-Chairman
as follows: annual salary equivalent to USD 150,000, meeting attendance fees as for the other Directors, and provision of secretarial services
		Management	For	For
5.3	Approve the remuneration of Professor Kornberg as a Director as follows: annual salary equivalent to USD 150,000, meeting attendance fees as for the other Directors	Management	For	For
6.	Approve the increase of registered share capital by NIS 100 million to a total of NIS 250 million split into shares of NIS 0.10 par value	Management	For	For

PORTUGAL TELECOM SGPS SA, LISBOA
Security	X6769Q104	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	30-Jun-2010
ISIN	PTPTC0AM0009	Agenda		702506695 - Management
Item	Proposal	Type	Vote	For/Against Management
1.
Approve to resolve on the proposal received from Telefonica on
01 JUN 2010 regarding the acquisition of the shares held by
Companies of the Portugal Telecom Group in Brasilcel, N.V.,
under the terms and at the price of the current offer or at a higher price presented
		Management	For	For

CHINA SOUTHN AIRLS LTD
Security	Y1503W102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	30-Jun-2010
ISIN	CNE1000002T6	Agenda		702512078 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 705325 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Approve the report of the Directors of the Company for the year 2009	Management	For	For
2.	Approve the report of the Supervisory Committee of the Company for the year 2009	Management	For	For
3.	Approve the Audited consolidated financial statements of the Company for the year 2009	Management	For	For
4.	Approve the profit distribution proposal for the year 2009	Management	For	For
5.
Appointment of KPMG Huazhen as the PRC Auditors of the
Company for the year 2010 and KPMG as the international
Auditors of the Company of the year 2010 and authorize the
Board to determine their remuneration
		Management	For	For
6.	Approve the 2010 annual cap of the continuing connected transactions entered into between the Company and CSAHC and its controlled entities	Management	For	For
7.	Approve the extension of Airline Service agreement entered into between the Company and TravelSky Technology Limited for 1 year	Management	For	For
8.	Approve the proposal in relation to the extension of the term of the fifth session of the Board until the sixth session of the Board is elected in the general meeting of the Company	Management	For	For
9.
Approve the proposal in relation to the extension of the term of the fifth session of the Supervisory Committee until the sixth session of the Supervisory Committee is elected in the general meeting of the Company
		Management	For	For
CMMT
PLEASE NOTE THAT THE COMPANY NOTICES ARE
AVAILABLE BY CLICKING ON THE URL LINK-:
http://www.hkexnews.hk/listedco/listconews/sehk/20100513/ltn201
00513408.pd-f - ORIGINAL AGENDA AND
http://www.hkexnews.hk/listedco/listconews/sehk/201006-
10/LTN20100610138.pdf - SUPPLEMENTARY AGENDA [2
ADDITIONAL PROPOSALS]. THNAK Y-OU.
Non-Voting
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO
ADDITIONON OF URL COMMENT. IF YOU H-AVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM UNLESS YO-U DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

GlobalShares FTSE Emerging Markets Fund

TENAGA NASIONAL BERHAD
Security	Y85859109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		15-Dec-2009
ISIN	MYL5347OO009	Agenda		702157973 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the audited financial statements for the FYE 31 AUG 2009 together with the reports of the Directors and Auditors thereon	Management
2.	Approve the declaration of final gross dividend of 10.0 sen per ordinary share less Income Tax of 25% and a tax exempt dividend of 2.3 sen per ordinary share for the FYE 31 AUG 2009	Management
3.	Approve the payment of Directors' fees of MYR 538,150.00 for the FYE 31 AUG 2009	Management
4.	Re-elect Dato' Puteh Rukiah Binti Abd Majid as a Director, who retire in accordance with Article 135 of the Company's Articles of Association	Management
5.	Re-elect Tan Sri Dato' Lau Yin Pin @ Lau Yen Beng as a Director, who retire in accordance with Article 135 of the Company's Articles of Association	Management
6.	Re-elect Dato' Mohammad Zainal Bin Shaari as a Director, who retire in accordance with Article 135 of the Company's Articles of Association	Management
7.
Re-appoint Messrs. PricewaterhouseCoopers, having consented
to act, as the Auditors of the Company, to hold office until the conclusion of the next AGM ["AGM"] and authorize the Directors to fix their remuneration
Management
8.
Authorize the Directors, pursuant to the TNB Employees' Share
Option Scheme II ["ESOS II"] as approved at the EGM ["EGM"] of the Company held on 29 MAY 2003, to issue shares in the
Company at any time and in accordance with the terms and
conditions of the said Scheme
Management
9.
Authorize the Company, subject to compliance with the Act, the
Company's Memorandum and Articles of Association, the Main
Market Listing Requirements of Bursa Malaysia Securities Berhad
and all other applicable laws, guidelines, rules and regulations for the time being in force or as may be amended from time to time, and the approvals from all relevant authorities, to purchase such amount of ordinary shares of MYR 1.00 each in the Company's
issued and paid-up ordinary share capital through Bursa Malaysia
Securities Berhad upon such terms and conditions as the
Directors of the Company ["Board"] may deem fit and expedient in the interest of the Company provided that: the aggregate number of shares purchased pursuant to this resolution shall not exceed
10% of the total issued and paid-up share capital of the Company
["Proposed Share Buy-Back"]; the maximum amount of funds to
be utilized for the purpose of the Proposed Share Buy-Back shall not exceed the Company's aggregate retained profits and/or share premium account at the time of purchase be allocated by the
Company for the Proposed Share Buy-Back; [Authority expires at the earlier of the conclusion of the next AGM of the Company at which time the authority shall lapse unless by an ordinary
resolution passed by the shareholders of the Company in a
general meeting or the expiry of the period within which the next
AGM of the Company is required by law to be held]; the authority is revoked or varied by an ordinary resolution passed by the
Management

shareholders of the Company at a general meeting, whichever is the earlier; authorize the Board to decide in their discretion to retain the ordinary shares in the Company so purchased by the
Company as treasury shares or to cancel them or a combination of both and/or to resell them on Bursa Malaysia Securities Berhad and/or to distribute them as share dividends; and to take such steps to give full effect to the Proposed Share Buy-Back with full power to assent to any conditions, modifications, variations and/or amendments as may be imposed by the relevant authorities
and/or to do all such acts and things as the Board may deem fit and expedient in the best interest of the Company

	Transact any other business	Non-Voting

TELMEX INTERNACIONAL SAB DE CV
Security	P9043M104	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date		15-Dec-2009
ISIN	MX01TE090014	Agenda		702166097 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Ratify the appointment of a provisional Director; resolutions in connection thereto	Management
2.	Appoint a Director; resolutions in connection thereto	Management
3.	Receive the report on the compliance of the obligation contained in Article 86, paragraph XX of the Income Tax Law; resolutions in connection thereto	Management
4.	Appoint the delegates to carry out and formalize the resolutions adopted by the meeting; resolutions in connection thereto	Management

GAMUDA BHD
Security	Y2679X106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		17-Dec-2009
ISIN	MYL5398OO002	Agenda		702155828 - Management
Item	Proposal	Type	Vote	For/Against Management
	To receive the audited financial statements for the YE 31 JUL 2009 and the rep-orts of the Directors and Auditors thereon	Non-Voting
1.	Approve the payment of the Directors' fees of MYR 334,000 for the YE 31 JUL 2009	Management
2.	Re-elect Y. Bhg Tan Sri Dato' Seri Dr Haji Zainul Ariff bin Haji Hussain as a Director, who retires pursuant to Article 95 of the Company's Articles of Association	Management
3.	Re-elect Y. Bhg Dato' Haji Azmi bin Mat Nor, who retires pursuant to Article 95 of the Company's Articles of Association	Management
4.	Re-elect Mr. Saw Wah Theng as a Director, who retires pursuant to Article 95 of the Company's Articles of Association	Management
5.
Re-appoint Y. Bhg Tan Sri Dato' Ir Talha bin Haji Mohd Hashim as
a Director of the Company, who retires pursuant to Section 129 of the Companies Act, 1965, to hold office until the conclusion of the next AGM
Management
6.
Re-appoint Y. Bhg Tan Sri Dato' Mohd Ramli bin Kushairi as a
Director of the Company, who retires pursuant to Section 129 of the Companies Act, 1965, to hold office until the conclusion of the next AGM
Management
7.	Re-appoint Y. Bhg Dato' Ir Kamarul Zaman bin Mohd Ali as a Director of the Company, who retires pursuant to Section 129 of the Companies Act, 1965, to hold office until the conclusion of the next AGM	Management
8.
Re-appoint Y.M. Raja Dato' Seri Abdul Aziz bin Raja Salim as a
Director of the Company, who retires pursuant to Section 129 of the Companies Act, 1965, to hold office until the conclusion of the next AGM
Management
9.	Re-appoint Messrs. Ernst & Young, the retiring Auditors and authorize the Directors to fix their remuneration	Management
10.
Authorize the Company, subject to the provisions of the
Companies Act, 1965, the Articles of Association of the Company,
the requirements of Bursa Malaysia Securities Berhad [Bursa
Securities] main Market Listing requirements and the approvals of all relevant Government and/or Regulatory Authorities, to
purchase such number of ordinary shares of MYR 1.00 each of
the Company [Proposed Share Buy-back] as may be determined
by the Directors of the Company from time to time through Bursa
Securities upon such terms and conditions as the Directors may deem fit in the interest of the Company provided that the
aggregate number of shares to be purchased pursuant to this
resolution does not exceed 10% of the total issued and paid-up share capital for the time being of the Company and an amount not exceeding the retained profits and/or share premium of the
Company be allocated by the Company for the Proposed Share
Buy-back; and at the discretion of the Directors, upon such
purchase by the Company of its own shares, the purchased
shares will be cancelled and/or retained as treasury shares and subsequently be cancelled, distributed as dividends or resold on
Bursa Securities; and authorize the Directors to do all acts and things and to enter into and execute all commitments,
Management

transactions, deeds, agreements, arrangements, undertakings, indemnities, transfers, assignments and/or guarantees as the
Directors may deem fit and expedient in order to implement,
finalize and give full effect to the proposed Share Buy-back with full powers to assent to any conditions, modifications,
revaluations, variations and/or amendments as may be required or imposed by any relevant authorities and/or any amendments,
variations and/or modifications in the interest of the Company as may be approved by any relevant authorities if such approvals are required; [Authority expires earlier at the conclusion of the next
AGM of the Company or the expiration of the period within which the next AGM after that date is required by law to be held], but not so as to prejudice the completion of the purchase of its own shares by the Company before the aforesaid expiry date and, in any event, in accordance with the provisions of the Listing
Requirements of Bursa Securities or any other relevant authorities

	Transact any other business	Non-Voting

PLEASE NOTE THAT, WHERE A MEMBER IS AN AUTHORIZED
NOMINEE AS DEFINED UNDER THE-SECURITIES INDUSTRY
[CENTRAL DEPOSITORIES] ACT, 1991, IT MAY APPOINT AT
LEAST-1 PROXY BUT NOT MORE THAN 2 PROXIES IN
RESPECT OF EACH SECURITIES ACCOUNT IT-HOLDS WITH
ORDINARY SHARES OF THE COMPANY STANDING TO THE
CREDIT OF THE SAID S-ECURITIES ACCOUNT. THANK YOU.
Non-Voting

ENKA INSAAT VE SANAYI A S
Security	M4055T108	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date		18-Dec-2009
ISIN	TREENKA00011	Agenda		702158610 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: POWER
OF ATTORNEY (POA) REQUIRMENTS V-ARY BY CUSTODIAN.
GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
WOULD ELIMIN-ATE THE NEED FOR THE INDIVIDUAL
BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS A-
RRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER POA
MAY BE REQUIRED.  IF YOU HAVE A-NY QUESTIONS
PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE. THANK YOU.
Non-Voting
1.	Elect the Presidential Board	Management
2.	Authority the Chairmanship to sign the minutes of the meeting	Management
3.
Amend the 6th Article of the Articles of Association and
Temporary Article 1 to the general assemblies approval which are approved by the Ministry of Industry and trade and by the Capital
Markets Board
Management
4.	Approve the corrected profit distribution table to the general assemblies approval	Management
5.	Approve the presentation of information to the shareholders about the sale of Gedore Altas El Aletleri Dovme Celik Sanayi Ve Ticaret Ltd. Sti	Management
6.	Approve the presentation of information to the shareholders about the sale of Gretsch Unitas Yapi Elemanlari Sana Yi Ve Ticaret A.S.	Management
7.	Wishes	Management

WAL-MART DE MEXICO SAB DE CV, MEXICO
Security	P98180105	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date		22-Dec-2009
ISIN	MXP810081010	Agenda		702173458 - Management
Item	Proposal	Type	Vote	For/Against Management
I.	Receive the report from the Board of Directors concerning the acquisition of Wal-Mart Central America	Management
II.
Approve the proposal regarding the merging of the Company, in its position as Absorbing Company, with WM Maya S. DE R.L DE
C.V, as the Absorbed Company, prior approval of the financial statements that will be form the basis of the merger and the respective merger agreement
Management
III.	Amend the Corporate Bylaws that reflect the increase in capital and the issuance of the new shares that represent the mentioned increase as a consequence of the proposed merger	Management
IV.	Approve the designation of the person or people who, in representing the general meeting, will have to perform its resolutions and file the minutes of the meeting	Management

CHINA TAIPING INSURANCE HOLDINGS CO LTD
Security	Y1456Z151	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	Meeting Date	23-Dec-2009
ISIN	HK0000055878	Agenda	702169916 - Management
Item	Proposal	Type	Vote	For/Against Management
PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED T-HE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1.
Approve and ratify the Property Sale And Purchase Agreement
dated 23 NOV 2009 entered into between [Taiping Life Insurance
Company Limited] ["TPL"], a subsidiary of the Company, and
[Taiping Real Estate Shanghai Company Limited] ["TPR"] [as
specified, the "Property Acquisition Framework Agreement"] and
the transactions contemplated thereunder and the implementation;
and authorize the Directors of the Company for and on behalf of the Company to do all such acts and things, to sign and execute all such documents, instruments and agreements and to take all such steps as they may consider necessary, appropriate,
desirable or expedient to give effect to or in connection with the transactions contemplated in this resolution and all other matters incidental thereto
Management
2.
Approve and ratify the Sale And Purchase Agreement dated 23
NOV 2009 entered into between TPL and [Taiping Investment
Holdings Company Limited] [as specified, the "TPR Acquisition
Agreement"] and the transactions contemplated thereunder and the implementation thereof; the advancement of the shareholders'
loan by TPL for the benefit of TPR as detailed in the circular of the
Company dated 3 DEC 2009 [as specified]; and authorize the
Directors of the Company for and on behalf of the Company to do all such acts and things, to sign and execute all such documents, instruments and agreements and to take all such steps as they may consider necessary, appropriate, desirable or expedient to give effect to or in connection with the transactions contemplated in this resolution and all other matters incidental thereto
Management
3.	Re-elect Mr. LEE Kong Wai Conway as an Independent Non- Executive Director of the Company	Management

ORASCOM CONSTR INDS S A E
Security	M7525D108	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date		23-Dec-2009
ISIN	EGS65901C018	Agenda		702174359 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
1.	Approve the Board of Directors decisions for the period from 01 JAN 2009 to 30 NOV 2009	Management
2.	Approve the modification to the Chairman and the delegated Member functions	Management
3.	Authorize the verified signatures for all Banks treaments	Management
4.	Approve all the company guarantee contracts and authorize who is delegated to sign on these contracts	Management
5.	Approve the bail provisions and conditions related to Orascowalia Company	Management

ORASCOM CONSTR INDS S A E
Security	M7525D108	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	Meeting Date	23-Dec-2009
ISIN	EGS65901C018	Agenda	702174361 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
1.	Approve the modifying decision taken in the extraordinary assembly meeting dated 27 DEC 2006 regarding bonus and remuneration system	Management
2.
Approve the renewal of decision of increasing the issued capital of the Company taken according to the decision regarding bonus
and remuneration in the extra ordinary assembly meeting dated
27 DEC 2006
Management
3.	Approve the modifying issues No. 6 and 7	Management

ORASCOM TELECOM S A E
Security	M7526D107	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	27-Dec-2009
ISIN	EGS74081C018	Agenda		702178256 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
1.	Approve the capital increase by maximum 5 billion EGP	Management	For	For
2.	Approve to modify the Article No. 6 and 7	Management	For	For

HACI OMER SABANCI HLDG S A
Security	M8223R100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	04-Jan-2010
ISIN	TRASAHOL91Q5	Agenda		702180427 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: POWER
OF ATTORNEY (POA) REQUIRMENTS-VARY BY CUSTODIAN.
GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
WOULD-ELIMINATE THE NEED FOR THE INDIVIDUAL
BENEFICIAL OWNER POA. IN THE ABSENCE OF-THIS
ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER POA
MAY BE REQUIRED. IF YOU-HAVE ANY QUESTIONS PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
THANK-YOU.
Non-Voting
1	Opening and forming the Presidency of the Board	Management	For	For
2	Authorize the Board Members to sign the minutes of the meeting	Management	For	For
3	Approve to discuss the balance report dated 30 JUN 2009	Management	For	For
4	Approve to inform the shareholders about the report of the Expert Group	Management	For	For
5	Approve the Repartition Agreement between Aksigorta A.S. and Akbank T A.S. and Avivasa Emeklilik Ve Hayat A.S.	Management	For	For
6	Approve the Repartition Agreement between Akbank T.A.S. and Eksa Export San. Mamulleri Satis Ve Arastirma A.S.	Management	For	For
7	Approve to determine the transfer of shares of Akbank T.A.S. and Avivasa Emeklilik Ve Hayat A.S. of Aksigorta A.S	Management	For	For
8	Approve to determine the transfer of shares of Akbank T.A.S. of Eksa export Sanayi Mamulleri Satis Ve Arastirma A.S.	Management	For	For
9	Approve to determine the dividend payment rights of shareholders other than Haci Omer Sabanci Holding A.S.	Management	For	For
10	Amend Item 10 of Articles of Association	Management	For	For

COSCO PAC LTD
Security	G2442N104	Meeting Type		Special General Meeting
Ticker Symbol		Meeting Date	07-Jan-2010
ISIN	BMG2442N1048	Agenda		702182546 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT THE SHARESHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR-'AGAINST' FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting
1
Ratify and approve to enter into the Agreement dated 30 NOV
2009  the "COSCON Shipping Services Master Agreement"
between COSCO Ports  Holdings  Limited, a wholly-owned
subsidiary of the Company, Piraeus Container Terminal S.A., a
wholly-owned subsidiary of the Company, China Ocean Shipping
Group  Company "COSCO"  and COSCO Container Lines
Company Limited  "COSCON"  in relation to the provision of
shipping related services for a term from 01 JAN 2010 to 31 DEC
2012 as specified and the transactions contemplated there under;
the proposed annual cap amounts for the transactions under the
COSCON Shipping Services Master Agreement for the 3 years
ending 31 DEC 2012 CONTD
		Management	For	For
-
CONTD and authorize the Directors of the Company, for and on behalf of the-Company to, amongst other matters, sign, execute and deliver or to the-signing, execution and delivery of all such documents and to do all such-things as they may consider
necessary, expedient or desirable to implement-and/or to give effect to or otherwise in connection with the COSCON Shipping-
Services 2 Master Agreement and the transactions contemplated there under and-as they may in their discretion consider to be in the interests of the-Company
Non-Voting
2
Ratify and approve to enter into the Agreement dated 30 NOV
2009  the "Florens-COSCON Container Related Services and
Purchase of Materials Master Agreement"  between Florens
Container Holdings Limited, a wholly-owned subsidiary of the
Company, COSCO and COSCON in relation to the provision of
container related services and the purchase of container related materials for a term from 01 JAN 2010 to 31 DEC 2012 as
specified and the transactions contemplated there under; the proposed annual cap amounts for the transactions under the
Florens-COSCON Container Related Services and Purchase of
Materials Master Agreement for the 3 years ending 31 DEC 2012
CONTD
		Management	For	For
-
CONTD and authorize the Directors of the Company, for and on behalf of the-Company to, amongst other matters, sign, execute and deliver or to authorize-the signing, execution and delivery of all such documents and to do all such-things as they may consider necessary, expedient or desirable to implement-and/or to give effect to or otherwise in connection with the Florens-COSCON-
Container Related Services and Purchase of Materials Master
Agreement and the-transactions contemplated there under and as they may in their discretion-consider to be in the interests of the
Company
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT
IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

SHANGHAI INDUSTRIAL HOLDINGS LTD
Security	Y7683K107	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	11-Jan-2010
ISIN	HK0363006039	Agenda		702187469 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED T-HE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1.
Approve and ratify the sale and purchase agreement dated 08
December 2009 [the 'Feng Tao Agreement'], a copy of which is produced to the meeting marked 'A' and initialed by the Chairman of the meeting for the purpose of identification] entered into between Glory Shine Holdings Limited as vendor and S.I. Urban
Development Holdings Limited as purchaser for the sale and
purchase of the Feng Tao Sale Share and the Feng Tao Sale
Loan [as specified] and all transactions contemplated under or referred to in the Feng Tao Agreement and any other agreements or documents in connection therewith; and authorize any 1
Director of the Company, or any 1 Director of the Company and
countersigned by the secretary of the Company if the affixation of the common seal is necessary, to execute all such other
documents and agreements and do all such acts and things as he or they may in his or their absolute discretion consider to be necessary, desirable, appropriate or expedient to implement
and/or give effect to the Feng Tao Agreement and the
transactions contemplated thereunder and all matters incidental to, ancillary to or in connection with the Feng Tao Agreement and/or any further agreement or document as mentioned in
paragraph (a) of this resolution and/or the transactions
contemplated thereunder and all other matters incidental thereto, including agreeing and making any modifications, amendments, waivers, variations or extensions of the Feng Tao Agreement
and/or any further agreement or document as mentioned in
paragraph (a) of this resolution and/or the transactions
contemplated thereunder
		Management	For	For
2.
Approve and ratify the sale and purchase agreement dated 08
DEC 2009 [the 'Feng Shun Agreement', a copy of which is
produced to the meeting marked 'C' and initialed by the Chairman of the meeting for the purpose of identification] entered into between Glory Shine Holdings Limited as vendor and S.I. Urban
Development Holdings Limited as purchaser for the sale and
purchase of the Feng Shun Sale Share and the Feng Shun Sale
Loan [as specified] and all transactions contemplated under or referred to in the Feng Shun Agreement and any other
agreements or documents in connection therewith; and b)
authorize any one Director of the Company, or any 1 Director of
the Company and countersigned by the secretary of the Company if the affixation of the common seal is necessary, be and is/are hereby authorized for and on behalf of the Company to execute all such other documents and agreements and do all such acts and things as he or they may in his or their absolute discretion consider to be necessary, desirable, appropriate or expedient to implement and/or give effect to the Feng Shun Agreement and the transactions contemplated thereunder and all matters incidental to, ancillary to or in connection with the Feng Shun Agreement and/or any further agreement or document as mentioned in
		Management	For	For

paragraph (a) of this resolution and/or the transactions
contemplated thereunder and all other matters incidental thereto, including agreeing and making any modifications, amendments, waivers, variations or extensions of the Feng Shun Agreement and/or any further agreement or document as mentioned in
paragraph (a) of this resolution and/or the transactions
contemplated thereunder

3.
Approve and ratify the sale and purchase agreement dated 08
DEC 2009 [the 'Shen-Yu Agreement', a copy of which is produced to the meeting marked 'D' and initialed by the Chairman of the meeting for the purpose of identification] entered into between S.I.
Infrastructure Holdings Limited as purchaser, SIIC CM
Development Limited as Vendor and Shanghai Industrial
Investment [Holdings] Company Limited as guarantor for the sale and purchase of the Shen-Yu Sale Share and the 3 Shen-Yu Sale
Loan [as specified] and all transactions contemplated under or referred to in the Shen-Yu Agreement and any other agreements or documents in connection therewith; and b) authorize the
Director of the Company, or any 1 Director of the Company and
countersigned by the secretary of the Company if the affixation of the common seal is necessary, to execute all such other
documents and agreements and do all such acts and things as he or they may in his or their absolute discretion consider to be necessary, desirable, appropriate or expedient to implement
and/or give effect to the Shen-Yu Agreement and the transactions contemplated thereunder and all matters incidental to, ancillary to or in connection with the Shen-Yu Agreement and/or any further agreement or document as mentioned in paragraph (a) of this
resolution and/or the transactions contemplated thereunder and all other matters incidental thereto, including agreeing and making any modifications, amendments, waivers, variations or extensions of the Shen-Yu Agreement and/or any further agreement or
document as mentioned in paragraph (a) of this resolution and/or the transactions contemplated thereunder
		Management	For	For
4.	Elect Mr. Qian Yi as an Executive Director of the Company	Management	For	For

MISC BHD, KUALA LUMPUR
Security	Y6080H113	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	12-Jan-2010
ISIN	MYF3816O1005	Agenda		702183221 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Authorize the Board of Directors of the Company  Board , subject to the relevant authorities and/or parties being obtained  where required , to provisionally allot by way of a renounceable rights issue of 743,965,517 Rights Shares to the shareholders of the
Company, whose names appear in the Record of Depositors of
the Company as at the close of business on an entitlement date to be determined and announced by the Board, or their renouncee s
, on the basis of 1 Rights Share for every 5 existing Shares held, at an issue price of MYR 7.00 for each Rights Share; the Rights
Shares shall, upon allotment and issue, rank equally in all
respects with the then existing MISC Shares, except that they shall not be entitled to any dividends, rights, allotment and/or other distributions, CONTD
		Management	For	For
-
CONTD where the entitlement falls on a date prior to the date of allotment-and issue of the Rights Shares; any Rights Shares
which represent fractions-or are not validly taken up for any reason shall be dealt with in such manner-as the Board may in its absolute discretion deem fit and in the best interest-of the
Company and upon such terms and conditions as the Board may
decide;-for the proceeds of the Proposed Rights Issue to be
utilized by the Company-as specified and with full powers to vary the manner and/or purpose of-utilization of such proceeds in such manner as the Board shall determine in a-fair and equitable
manner; CONTD
Non-Voting
-
CONTD in order to implement, complete and give full effect to the
Proposed-Rights Issue, to do or to procure to be done all acts, deeds and things and-to execute, sign and deliver on behalf of the
Company, all such documents as-it may deem necessary,
expedient and/or appropriate to implement, give full-effect to and complete the Proposed Rights Issue, with full powers to assent-to any condition, modification, variation and/or amendment thereto as the-Board may deem fit in connection with the Proposed Rights
Issue and in the-best interest of the Company
Non-Voting
2
Authorize the Board to increase the authorized share capital of the
Company from MYR 5,000,000,001 comprising 5,000,000,000
ordinary shares of MYR 1.00 each and 1 preference share of MYR
1.00 each to MYR 10,000,000,001 comprising 10,000,000,000
ordinary shares of MYR 1.00 each and 1 preference share of MYR
1.00 each by the creation of an additional 5,000,000,000 ordinary shares of MYR 1.00 each and amend Clause 5 of the
Memorandum of Association accordingly
		Management	For	For
3
Authorize the Company, subject to the approvals of the Bursa
Securities and any other relevant authorities being obtained where required  and the passing of Special Resolution 1 below, to merge its shares listed under Stock Code Number 3816F and
Stock Name "MISC-01"  Foreign Tranche Shares  with that of its shares listed under Stock Code Number 3816 and Stock Name
"MISC" Local Tranche Shares  as quoted and listed on the Main
Market of Bursa Securities without any compensation to the local or foreign tranche shareholders, as the case may be, for the share price differential between the Local Tranche Shares and Foreign
Tranche Shares, if any; authorize the Board to give effect to the above with full CONTD
		Management	For	For
-
CONTD power to assent to any conditions, modifications,
variations and/or-amendments in any manner as it shall deem fit in its absolute discretion or-as may be required by the relevant authorities to deal with all matters-relating thereto and to do all steps and to do all things in any manner as it-may deem
necessary or expedient to implement, finalize and give full effect-
to the Proposed Merger of Local and Foreign Tranche Shares
Non-Voting
S.1	Approve, subject to the passing of the Ordinary Resolution 3 above, the amendments to the Articles of Association of the Company as specified	Management	For	For

SINO-OCEAN LAND HOLDINGS LTD
Security	Y8002N103	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	18-Jan-2010
ISIN	HK3377040226	Agenda		702186570 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1
Approve and ratify the Sale and Purchase Agreement  the
Agreement  dated 09 DEC 2009 entered into between Sound Plan
Group Limited  as Vendor  and the Company  as Purchaser  in
relation to the sale and purchase of the entire issued share capital of the Sky Charter Development Limited at a consideration of
RMB 50,000,000, as specified; the transactions contemplated
under the Agreement; and authorize any one Director of the
Company to do such acts and things, to sign and execute such other documents and to take such steps as he in his discretion consider necessary, appropriate, desirable or expedient to carry out or give effect to or otherwise in connection with or in relation to the agreement
		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF TRUE RECORD DATE. IF YOU-HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS-YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

PRETORIA PORTLAND CEMENT CO LTD
Security	S63820120	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Jan-2010
ISIN	ZAE000125886	Agenda		702184526 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive and adopt the annual financial statements for the YE 30 SEP 2009, including the Directors' report and the report of the Auditors	Management	For	For
2.1	Appoint SG Helepi as a Director of the Company effective from 01 DEC 2009	Management	For	For
2.2	Appoint P Stuiver as a Director of the Company effective from 01 JUN 2009	Management	For	For
2.3	Appoint MP Malungani as a Director of the Company effective from 27 FEB 2009	Management	For	For
2.4	Appoint J.S Vilakazi as a Director of the Company effective from 27 FEB 2009	Management	For	For
3.1	Re-appoint Mr. S. Abdul Kader as a Director of the Company, who is required to retire by rotation, as a Director of the Company	Management	For	For
3.2	Re-appoint Ms. ZJ Kganyago, as a Director of the Company, who is required to retire as a Director of the Company	Management	For	For
3.3	Re-appoint NB Langa-Royds, as a Director of the Company, who is required to retire as a Director of the Company	Management	For	For
3.4	Re-appoint Mr. J. Shibambo, as a Director of the Company, who is required to retire as a Director of the Company	Management	For	For
4.
Approve, with effect from 01 OCT 2009 and in terms of Article 61 of the Company's Articles of Association, the fees payable to the
Non-Executive Directors be set as follows: the Chairman, an all-
inclusive fee of  ZAR 605 000 per annum,a Board Member, ZAR
162 000 per annum; the Audit Committee Chairman ZAR 151 000
per annum, an Audit Committee Member, ZAR 78 000 per annum;
the Remuneration Committee Chairman, ZAR 19 000 per annum,
a Remuneration Committee Member, ZAR 59 000 per annum, the
Risk And Compliance Committee Chairman ZAR 97 000 per
annum; a Risk And Compliance Committee Member, ZAR 49 000
per annum; other Committee Chairman, ZAR 97 000 per annum;
and other Committee Member, ZAR 49 000 per annum
		Management	For	For
S.5
Approve that that the company or any subsidiary of the Company may, subject to the Companies Act, the company's Articles of
Association and the listings requirements of the JSE from time to time [listings requirements] and any other stock exchange upon which the securities in the capital of the Company may be quoted or listed from time to time, repurchase securities issued by the
Company; [Authority expires until the next AGM of the company or for 15 months from the date of the resolution, whichever is the shorter], and may be varied by a special resolution by any general meeting of the Company at any time prior to the next AGM;
pursuant to the above, the following additional information, required in terms of the listings requirements, is submitted: it is recorded that the Company or any subsidiary of the Company
may only make a general repurchase of the company's securities if: the repurchase of securities is effected through the order book operated by the JSE trading system and is done without any prior understanding or arrangement between the Company or the
relevant subsidiary and the counterparty and authorize the
Company thereto by its Articles of Association, in terms of a
		Management	For	For

special resolution of the Company in general meeting, [authority expires the next AGM or for 15 months from the date of the
resolution, whichever period is the shorter]; repurchases are made at a price not greater than 10% above the weighted average of the market value for the securities for the 5 business days
immediately preceding the date on which the repurchase is
effected; at any point in time, the Company or the relevant
subsidiary may only appoint one agent to effect any repurchases on the company's behalf; the Company or the relevant subsidiary only undertake repurchases if, after such repurchase, the
Company still complies with shareholder-spread requirements in terms of the listings requirements; the Company or the relevant subsidiary does not repurchase securities during a prohibited period defined in terms of the listings requirements, unless it has a repurchase programme where the dates and quantities of
securities to be traded during the relevant period are fixed [not subject to any variation] and full details of the programme have been disclosed in an announcement on SENS prior to the
commencement of the prohibited period, a paid press
announcement containing full details of such repurchases is
published as soon as the Company or subsidiary has repurchased securities constituting, on a cumulative basis, 3 /o of the number of securities in issue prior to the repurchases and for each 3% , on a cumulative basis, thereafter, and the general repurchase is limited to a maximum of 20% of the Company's issued share
capital of that class in any one FY

6.
Re-appoint Messrs Deloitte & Touche as the External Auditors of the company as recommended by the Audit Committee, to hold
office from the conclusion of the 114th AGM until the conclusion of the next AGM of the Company; Mr. M John Jarvis [IRBA No
342297] from the mentioned firm of Auditors will undertake the audit
		Management	For	For
7.	Authorize the Directors to fix the remuneration of the External Auditors, Messrs Deloitte & Touche, for the past year's audit	Management	For	For
	To transact such other business as may be transacted at an AGM	Non-Voting

BARLOWORLD LTD
Security	S08470189	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Jan-2010
ISIN	ZAE000026639	Agenda		702179525 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Adopt the annual financial statements	Management	For	For
2.	Elect S.A.M. Baqwa as a Director	Management	For	For
3.	Elect M.J.N. Njeke as a Director	Management	For	For
4.	Elect D.B. Ntsebeza as a Director	Management	For	For
5.	Elect O.I. Shongwe as a Director	Management	For	For
6.	Elect D.G. Wilson as a Director	Management	For	For
7.	Appoint Messrs A.G.K. Hamilton [Chairman], M.J.N. Njeke [Member], S.S. Ntsaluba [Member] as the Members of the Audit Committee	Management	For	For
8.
Re-appoint Deloitte & Touche as the External Auditors of the
Company and of the Group until the conclusion of the next AGM, and approve that their remuneration for the past audit be
determined by the Directors
		Management	For	For
9.1	Approve the fee of the Chairman of the Board, inclusive of fees payable as Chairman of the Board Committees	Management	For	For
9.2	Approve the fee of the Resident Non-Executive Directors	Management	For	For
9.3	Approve the fee of the Non-Resident Non-Executive Directors	Management	For	For
9.4	Approve the fee of the Chairman of the Audit Committee	Management	For	For
9.5	Approve the fee of the Resident Members of the Audit Committee	Management	For	For
9.6	Approve the fee of the Chairman of the Remuneration Committee [Non-Resident]	Management	For	For
9.7	Approve the fee of the Chairman of the Empowerment and Transformation Committee [Resident]	Management	For	For
9.8	Approve the fee of the Chairman of the Risk and Sustainability Committee [Resident]	Management	For	For
9.9	Approve the fee of the Resident Members of the each of the Board Committees	Management	For	For
9.10	Approve the fee of the Non-Resident Members of each of the Board Committees	Management	For	For
10.	Approve to the place 5% of the unissued shares under the control of the Directors	Management	For	For
11.	Approve the Forfeitable Share Plan	Management	For	For
12.	Approve the acquisition of FSP shares on the market	Management	For	For
S.1	Approve the financial assistance for FSP	Management	For	For
S.2	Approve to increase the authorized share capital	Management	For	For
S.3	Approve the acquisition of own shares	Management	For	For
	Transact other business	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN NUMBERING AND RECEIPT OF-NON-NUMBERED AND
NON-VOTABLE RESOLUTION. IF YOU HAVE ALREADY SENT
IN YOUR VOTE-S, PLEASE DO NOT RETURN THIS PROXY
FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGIN-AL
INSTRUCTIONS. THANK YOU.
Non-Voting

CNPC HONG KONG LTD
Security	G2237F126	Meeting Type		Special General Meeting
Ticker Symbol		Meeting Date	28-Jan-2010
ISIN	BMG2237F1260	Agenda		702194060 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1
Approve the transactions contemplated under the Huayou Share
Acquisition Agreement  as specified in the circular of the Company in respect of the Huayou Share Acquisition and the Xinjiang Xinjie
Assets Disposal dated 13 JAN 2010  the "Huayou and Xinjiang
Xinjie Circular"    as specified ; and authorize any 1 Director  if
execution under the common seal of the Company is required,
any 2 Directors  of the Company for and on behalf of the
Company to sign, and where required, to affix the common seal of the Company to any documents, instruments or agreements, and to do any acts and things deemed by him to be necessary or
expedient in order to give effect to the Huayou Share Acquisition as specified in the Huayou and Xinjiang Xinjie Circular
		Management	For	For
2
Approve the transactions contemplated under the Refined Oil
Storage Assets Disposal Agreement and the Refined Oil Pipeline
Transmission Assets Disposal Agreement  both as specified in the
Huayou and Xinjiang Xinjie Circular   as specified ; and authorize
any 1 Director  if execution under the common seal of the
Company is required, any 2 Directors  of the Company for and on behalf of the Company to sign, and where required, to affix the common seal of the Company to any documents, instruments or
agreements, and to do any acts and things deemed by him to be necessary or expedient in order to give effect to the Xinjiang Xinjie
Assets Disposal  as specified in the Huayou and Xinjiang Xinjie
Circular
		Management	For	For
3
Approve the transactions contemplated under the Financial
Services Agreement as specified in the circular of the Company
dated 13 JAN 2010  the "CCT Circular"   as specified ; and
authorize any 1 Director  if execution under the common seal of the Company is required, any 2 Directors  of the Company for and on behalf of the Company to sign, and where required, to affix the common seal of the Company to any documents, instruments or
agreements, and to do any acts and things deemed by him to be necessary or expedient in order to give effect to the transactions contemplated under the Financial Services Agreement
		Management	For	For
4
Approve the revised annual caps for the Continuing Connected
Transactions  as specified in the CCT Circular  under categories
a  i  and  a  ii  for each of the 2 financial years ending 31 DEC
2011 as set out in the "Letter from the Board" in the CCT Circular;
authorize any 1 Director  if execution under the common seal of the Company is required, any 2 Directors  of the Company for and on behalf of the Company to sign, and where required, to affix the common seal of the Company to any documents, instruments or
agreements, and to do any acts and things deemed by him to be necessary or expedient in order to give effect to the revised annual caps for the Continuing Connected Transactions under
categories  a  i  and  a  ii  for each of the 2 financial years ending
31 DEC 2011 as set out in the "Letter from the Board" in the CCT
Circular
		Management	For	For

NETCARE LTD
Security	S5510Z104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jan-2010
ISIN	ZAE000011953	Agenda		702184552 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the annual financial statements	Management	For	For
2	Approve the Executive Directors remuneration	Management	For	For
3	Approve the Non-Executive Directors fees	Management	For	For
4	Approve the consulting services for the Non-Executive Directors	Management	For	For
5.1	Re-appoint V.E. Firman as a Director	Management	For	For
5.2	Re-appoint A.P.H. Jammine as a Director	Management	For	For
5.3	Re-appoint V.L.J. Litlhakanyane as a Director	Management	For	For
5.4	Re-appoint K.D. Moroka as a Director	Management	For	For
5.5	Re-appoint A.A. Ngcaba as a Director	Management	For	For
6	Grant authority to place shares under the control of the Directors	Management	For	For
7	Grant authority to issue shares for cash	Management	For	For
8	Approve the reduction in capital	Management	For	For
9	Amend the Share Incentive Scheme	Management	For	For
S.1	Grant authority to repurchase shares	Management	For	For
10	Approve the signature of documents	Management	For	For
	Transact any other business	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN NUMBERING. IF YOU HAVE AL-READY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DECI-DE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

JD GROUP LTD
Security	S40920118	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		03-Feb-2010
ISIN	ZAE000030771	Agenda		702170856 - Management
Item	Proposal	Type	Vote	For/Against Management
1.
Receive and adopt the consolidated annual financial statements of
JD Group Limited and its subsidiaries [the Group] and of the
Company for the FYE 31 AUG 2009, including the Director's
report and the report of the Independent Auditors therein, as well as sanctioning of a dividend for the year
Management
2.1	Re-elect the retiring Director K.R. Chauke	Management
2.2	Re-elect the retiring Director I.S. Levy	Management
2.3	Re-elect the retiring Director M. Lock	Management
2.4	Re-elect the retiring Director M.J. Shaw	Management
3.
Approve to place 2,000,000 of the Company's authorized but
unissued ordinary shares, equivalent to 1.17% of the Company's current issued capital, under the control of the Directors, authorize the Directors, subject to the requirements of the Company's
Articles, the Companies Act No 61 of 1973, as amended [the
Companies Act], the Listings Requirements of the JSE Limited
[the JSE Listing Requirements], to allot and issue such ordinary shares on any such terms and conditions as they deem fit in the best interest of the Company; [Authority expires at the next AGM of the Company as a general authority in terms of Section 221(2)
of the Companies Act]
Management
4.1
Re-appoint, Deloitte and Touch as the Independent Auditors of the
Company for the ensuing period terminating on the conclusion of the next AGM of the Company and appoint Mr. X. Botha as the
individual and designated Auditor who will undertake the audit of the Company
Management
4.2	Authorize the Directors of the Company to fix and pay the Auditors remuneration for the past year	Management
5.1.1	Approve to pay the remuneration for the FY commencing on 01 SEP 2009 as follows: as Director for each Board meeting attended - ZAR 62,500	Management
5.1.2
Approve to pay the remuneration for the FY commencing on 01
SEP 2009 as follows: as the Chairman for each Audit Committee meeting chaired - ZAR 30,000, for each Risk Management
Committee meeting chaired - ZAR 25,000, of the Remuneration
Committee, per annum - ZAR 25,000, of the Nominations
Committee, per annum - ZAR 25,000 and of the JD Group Defined
Benefit Pension Fund - nil
Management
S.1
Authorize the Company and or a subsidiary of the Company, by way of a general authority in terms of Sections 85 to 89 of the
Companies Act, to acquire securities issued by the Company,
upon such terms and conditions and in such amounts as the
Directors of the Company may from time to time determine,
subject to the requirements of the Company's Articles, the
Companies Act and the JSE Listings Requirements, provided that
[Authority expires earlier of the next AGM of the Company or for
15 months], and the repurchase of securities shall not, in the
Management

aggregate, in any 1 FY, and calculated as at the date this authority is given, exceed 20% [equating to 34,100,000 ordinary securities]
of the Company's issued securities of that class and, where the
Company's issued securities are repurchased by its subsidiaries, it shall not exceed a maximum of 10% [equating to 17,050,000 ordinary securities] in aggregate of the Company's issued
securities of that class

CHINA CITIC BANK CORPORATION LTD, BEIJING
Security	Y1434M116	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	05-Feb-2010
ISIN	CNE1000001Q4	Agenda		702190579 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 643407 DUE TO  RECEIPT OF-ADDITIONAL RESOLUTION.
ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISR-EGARDED AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
O.1	Appoint Mr. Angel Cano Fernandez as a Non-Executive Director of the Bank	Management	For	For
S.1	PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL: approve the issue of subordinated bonds and/or hybrid capital bonds by the Bank on the specified terms and conditions	Shareholder	Against	For

YTL CORP BHD
Security	Y98610101	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	05-Feb-2010
ISIN	MYL4677OO000	Agenda		702197472 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Authorize the Company, subject to all relevant authorities: (i) to issue up to USD 400 million nominal values of the  Bonds, via YTL
SPV, with a coupon rate and/or yield to maturity to be determined, which will be guaranteed by the Company and that the Bonds
shall be exchangeable into new ordinary shares of MYR 0.50 each in YTL Corp  YTL Corp Shares  at an exchange price to be
determined, subject to further  terms and conditions as the
Directors may determine and as provided in the trust deed to be entered into by YTL SPV, the Company and the Trustee for the
Bonds  Trust Deed  and/or such other document to be entered into constituting the Bonds; (ii) to allot and issue such appropriate number of new YTL Corp Shares, credited as fully paid-up, to or to the order of the holders of the Bonds which are required to be issued upon the exchange of the bonds into new YTL Corp shares subject to the terms and...CONTD
		Management	For	For
-
CONTD...conditions of the Trust Deed, and such new YTL Corp
shares shall,-upon allotment and issue, rank pari passu in all respects with the existing-YTL Corp Shares save and except that they shall not be entitled to any-dividends, rights, allotments and/or other distribution, the entitlement date-for which precedes the date of the allotment of the new YTL Corp shares-arising from the exchange of the Bonds; and (iii) to allot and issue such-
appropriate number of new YTL Corp shares, credited as fully paid-up, to or-to the order of the holders of the Bonds which are required to be issued upon-any adjustment or reset of the
exchange price of the bonds in accordance with-the terms of
adjustment of the...CONTD
Non-Voting
-
CONTD exchange price as provided in the Trust Deed, and such new YTL Corp-shares shall, upon allotment and issue, rank pari passu in all respects with-the existing YTL Corp Shares save and except that they shall not be entitled-to any dividends, rights, allotment and/or other distribution, the-entitlement date for which precedes the date of the allotment of the new YTL-Corp Shares arising from the exchange of the Bonds; and authorize the-
Directors of the Company to give effect to the above with full powers to-amend and/or assent to any conditions, modification,
variations-and/or...CONTD
Non-Voting
-
CONTD...amendments  if any  as may be imposed by the
relevant-government/regulatory authorities and to take all steps and enter into and-execute all commitments, transactions,
arrangements, deeds, agreements,-undertaking, indemnities,
transfers, assignments and guarantees as they may-deem fit,
necessary, expedient and/or appropriate in order to implement,-
finalize and give full effect in connection with above
Non-Voting

CHINA BLUECHEMICAL LTD
Security	Y14251105	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	07-Feb-2010
ISIN	CNE1000002D0	Agenda		702184223 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting
S.1
Approve the proposed amendment to the Articles of Association of the Company as specified and authorize the Board to deal with on behalf of the Company the relevant filing and amendments  where necessary  procedures and other related issues arising from the amendments to the Articles of Association of the Company
		Management	For	For
2.
Approve that the conditional upon Resolution No. 1 as specified in the notice dated 21 DEC 2009 of this meeting being passed, the
Company may send or supply Corporate Communications to its
holders of H Shares  in relation to whom the conditions set out below are met  by making such Corporate Communications
available on the Company's own website and authorize the
Directors, to sign all such documents and/or do all such things which the Directors may consider necessary or expedient and in the interest of the shareholders and the Company for the purpose of effecting or otherwise in connection with the Company's
proposed communication with its holders of H Shares through the
Company's website; CONTD.
		Management	For	For
-
CONTD. the supply of Corporate Communications by making
such Corporate-Communications available on the Company's own website is subject to the-fulfillment of the following conditions: a)
that each holder of H Shares has-been asked individually by the
Company to agree that the Company may send or-supply
Corporate Communications to such holder through its website;
and the-Company has not received any objection from such
holders of H shares within a-28 day period beginning with the date on which the Company s request was sent
Non-Voting
3.	Approve the assessment results under the H-Share Appreciation Rights Scheme	Management	For	For

GRUPO FINANCIERO BANORTE S A B DE C V
Security	P49501201	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	15-Feb-2010
ISIN	MXP370711014	Agenda		702228140 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve to pay a cash dividend equivalent to MXN 0.17 per share	Management	For	For
2	Approve the designation of delegate(s) to formalize and execute the resolutions taken by the assembly	Management	For	For
3	Approve the minutes of the assembly	Management	For	For

TIGER BRANDS LTD
Security	S84594142	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	16-Feb-2010
ISIN	ZAE000071080	Agenda		702188447 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt annual financial statements	Management	For	For
2	Re-elect R.M.W. Dunne, who retires in terms of Article 14 of the Articles of Association of the Company	Management	For	For
3	Re-elect B.L. Sibiya, who retires in terms of Article 14 of the Articles of Association of the Company	Management	For	For
4	Re-elect L.C. Van Vught, who retires in terms of Article 14 of the Articles of Association of the Company	Management	For	For
5	Re-elect P.M. Roux, who retires in terms of Article 13.2 of the Articles of Association of the Company	Management	For	For
6	Re-elect M. Fleming, who retires in terms of Article 13.2 of the Articles of Association of the Company	Management	For	For
7	Approve the remuneration payable to the Non-Executive Directors including the Chairman and Deputy Chairman	Management	For	For
8	Approve the remuneration payable to the Non-Executive Directors who participate in the Sub-Committees of the Board	Management	For	For
9	Approve to increase the fees payable to the Non-Executive Directors	Management	For	For
S.1	Authorize the Company to acquire the shares in the Company	Management	For	For
	Transact such other business	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN NUMBERING OF RESOLUTION 1-0 AND RECEIPT OF
ARTICLE NUMBER IN RESOLUTIONS. IF YOU HAVE ALREADY
SENT IN YO-UR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR-
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

KUALA LUMPUR KEPONG BERHAD
Security	Y47153104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	24-Feb-2010
ISIN	MYL2445OO004	Agenda		702184160 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the financial statements for the YE 30 SEP 2009 and the Directors' and Auditors' reports thereon	Management	For	For
2	Approve the payment of a final single tier dividend of 30 sen per share	Management	For	For
3	Re-elect Dato' Lee Hau Hian, who retires by rotation in accordance with Article 91 A of the Company's Articles of Association	Management	For	For
4	Re-elect Mr. Kwok Kian Hai, who retires in accordance with Article 91 E of the Company's Articles of Association	Management	For	For
5	Re-appoint Tan Sri Dato' Thong Yaw Hong as a Director of the Company, pursuant to Section 129 6 of the Companies Act 1965, to hold office until the next AGM of the Company	Management	For	For
6	Re-appoint R.M. Alias as a Director of the Company, pursuant to Section 129 6 of the Companies Act 1965, to hold office until the next AGM of the Company	Management	For	For
7	Re-appoint Datuk Abdul Rahman bin Mohd. Ramli as a Director of the Company, pursuant to Section 129 6 of the Companies Act 1965, to hold office until the next AGM of the Company	Management	For	For
8	Approve to fix the Directors' fees for the YE 30 SEP 2009 amounting to MYR 925,753	Management	For	For
9	Appoint the Auditors and authorize the Directors to fix their remuneration	Management	For	For
10
Authorize the Directors for the Company to buy back such amount of ordinary shares of MYR 1.00 each in the Company  authority to buy back shares , as may be determined by the Directors from time to time through Bursa Malaysia Securities Berhad  Bursa
Malaysia  upon such terms and conditions as the Directors may deem fit and expedient in the best interests of the Company
provided that the aggregate number of shares purchased pursuant to this resolution does not exceed 10% of the total issued and paid-up share capital of the Company  equivalent to 106,400,000 shares in the Company based on its issued and paid-up share
capital  excluding treasury shares  of 1,064,965,692 shares of
MYR 1.00 each as at 30 NOV 2009  and that an amount not
exceeding the total retained profits CONTD.
		Management	For	For
-
CONTD. of the Company be allocated for the authority to buy
back shares  the-audited retained profits of the Company as at 30
SEP 2009 was MYR 1,423-million ; to cancel the shares so
purchased and/or retain the shares so-purchased as treasury
shares; to do all such acts and things to give full-effect to the authority to buy back shares with full powers to assent to any-
conditions, modifications, revaluations, variations and/or
amendments  if any-as may be imposed by the relevant
authorities;  Authority expires at the-conclusion of the next AGM of the Company or the expiry of the period within-which the next
AGM is required by Law ; but not so as to prejudice the-
completion of a purchase by the Company CONTD.
Non-Voting
-	CONTD. before the aforesaid expiry date and, in any event, in accordance with-the provisions of the guidelines issued by Bursa Malaysia or any other-relevant authority	Non-Voting
11
Authorize the Company and/or its subsidiary Companies to enter into recurrent transactions of a revenue or trading nature with related parties which are necessary for the Company's and/or its subsidiaries day-today operations and carried out in ordinary course of business on normal commercial terms not more
favorable to the related parties than those generally available to the public and are not to the detriment of the minority
shareholders as specified; and authorize the Directors to do all such acts and things including executing all such documents as may be required  as they may consider expedient or necessary to give full effect to the mandate, with full powers to assent to any conditions, CONTD.
		Management	For	For
-
CONTD. modifications, revaluations, variations and/or
amendments  if any  as-may be imposed by the relevant
authorities;  Authority expires at the-conclusion of the next AGM of the Company following the passing of this-ordinary resolution or the expiry of the period within which the next AGM is-required By
Law to be held but shall not extend to such extension as may be-
allowed pursuant to Section 143(2) of the Companies Act, 1965
(unless earlier-revoked or varied by ordinary resolution of the shareholders of the Company-in general meeting)
Non-Voting
12
Approve an ex-gratia payment of Ringgit Malaysia MYR 350,000 by the Company to YM Tengku Robert Hamzah in recognition and appreciation of his long service and contribution to the Company;
authorize the Directors to do all such acts and things to give full effect to the proposed ex-gratia payment with full powers to assent to any modifications, variations and/or amendments  if any  as the
Directors may deem fit or necessary in connection with the
proposed ex-gratia payment
		Management	For	For

WOOLWORTHS HLDGS LTD
Security	S98758121	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	25-Feb-2010
ISIN	ZAE000063863	Agenda		702228760 - Management
Item	Proposal	Type	Vote	For/Against Management
S.1
Approve to place 11,000,000 Ordinary Shares of 0.15 cent each in the authorized but unissued share capital of the Company under the control of the Directors of the Company as a specific authority, and approval in terms of Section 221 of the Companies Act, 1973
Act 61 of 1973 , as amended, and Section 5.51 of the Listings
Requirements of the JSE Limited  JSE , to allot and issue such shares to the Company's wholly-owned subsidiary, Woolworths
Proprietary  Limited  "WPL" , for cash at a subscription price of
ZAR 17.24 per ordinary share, the proceeds of which shall be applied by the Company for the purposes of a cash payment to ordinary shareholders to be made by the Company in lieu of the interim dividend on the ordinary shares for the six months ended on 31 DEC 2009; CONTD.
		Management	For	For
-
CONTD. authorize WPL, the subscription by WPL for the
11,000,000 ordinary-shares of 0.15 cent each as referred to in this resolution, being regarded as-a repurchase by WPL in terms of the Listings Requirements of the JSE, to-subscribe for the
11,000,000 ordinary shares of 0.15 cent each as referred to-in this resolution
Non-Voting
O.1
Authorize any 1 of the Directors of the Company or the Company
Secretary to sign all such documents, do all such things and procure the signature of all such documents and the doing of all such things as may be necessary for the implementation of the special resolution to be considered at the general meeting at which this resolution will be considered
		Management	For	For

KIMBERLY-CLARK DE MEXICO SAB DE CV
Security	P60694117	Meeting Type	Ordinary General Meeting
Ticker Symbol	Meeting Date	25-Feb-2010
ISIN	MXP606941179	Agenda	702239078 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE
VOTING RIGHTS AT THIS MEETING. IF-YOU ARE A MEXICAN
NATIONAL AND WOULD LIKE TO SUBMIT YOUR VOTE ON
THIS MEETING-PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE. THANK YOU
Non-Voting
I.
Presentation and, if relevant, approval of the report from the general Directo-r prepared in accordance with Article 172 of the
General Mercantile Companies-Law, accompanied by the opinion of the Outside Auditor, regarding the operatio-ns and results of the
Company for the fiscal year that ended on 31 DEC 2009, a-s well as the opinion of the board of directors regarding the content of said-report, presentation and, if relevant, approval of the report from the board o-f Directors that is referred to in Article 172, Line
B, of the General Mercant-ile Companies Law in which the main accounting and information policies and cr-iteria followed in the preparation of the financial information of the Company-are
contained, presentation and, if relevant, approval of the financial state-ments of the Company to 31 DEC 2009, both individual and consolidated, and the-allocation of results from the fiscal year, presentation and, if relevant, ap-proval of the report regarding the fulfillment of the t ax obligations that ar-e the responsibility of the
Company, presentation and, if relevant, approval o-f the annual report regarding the activities carried out by the Audit and Corp-
orate Practices Committee; resolutions in this regard
Non-Voting
II.
Presentation and, if relevant, approval of a proposal from the
Board of Direct-ors to pay a cash dividend, coming from the
balance of the net fiscal profit a-ccount in the amount of MXN in
3.20 per share, to each one of the common, nomi-native, shares without par value in circulation from the series A and B, as we-ll as to each one of the special series T Shares that is assigned, said divide-nd will be paid in four installments of MXN 0.80 per share, on 8 APR, 8 JUL, 7-OCT and 2 DEC, 2010; resolutions in this
regard
Non-Voting
III.
Appointment and/or ratification, of the members of the Board of
Directors, bot-h full and alternate, as well as of the chairperson of the Audit and Corporate-Practices Committee, determination
regarding the independence of the Members-of the Board of
Directors of the Company, in accordance with that which is est-
ablished in Article 26 of the Securities Market Law; resolutions in this regar-d
Non-Voting
IV.	Remuneration to the Members of the Board of Directors and of the Separate Comm-ittees, both full and alternate, as well as for the secretary of the company;-resolutions in this regard	Non-Voting
V.
Presentation and, if relevant, approval of the report from the Board of Direct-ors regarding the policies of the Company in regard to the acquisition of its-own shares and, if relevant, placement of the same, proposal to cancel up to 1-6,109,100 common, nominative shares with no par value, from Class I, represent-ative of the fixed part of the share capital, coming from the share repurchase-
program that are in the Company's treasury, of which 8,158,100
Non-Voting

are Series A a-nd 7,951,000 are Series B, proposal, and if
relevant, approval of the maximum-amount of funds that can be allocated to the purchase of our own shares for th-e 2010 fiscal year, proposal and, if relevant, approval of the amendment of Ar-
ticle 5 of the Corporate Bylaws of the Company, to reflect the corresponding d-ecrease in the fixed part of the share capital;
resolutions in this regard

VI.	Designation of delegates who will formalize and carry out the resolutions pass-ed by the Annual and EGM of shareholders.	Non-Voting

YANZHOU COAL MNG CO LTD
Security	Y97417102	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	26-Feb-2010
ISIN	CNE1000004Q8	Agenda		702191711 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED TO VOTE IN "FAVOR" OR "AGAINST"-ONLY FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting
1.	Elect Mr. Li Weimin as a Director of the Company, whose appointment will	Management	For	For
S.2	Amend the Rules of Procedures for the Board of Yanzhou Coal Mining Company Limited	Management	For	For
S.3	Amend the Rules of Procedures for the Supervisory Committee of Yanzhou Coal Mining Company Limited	Management	For	For

SAPPI LTD
Security	S73544108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	01-Mar-2010
ISIN	ZAE000006284	Agenda		702185364 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 641833 DUE TO CHANGE IN VO-TING STATUS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
	Receive and the annual financial statements for the YE September 2009	Non-Voting
O.1.1
Re-elect Mr. Peter Nlkateko Mageza as a Director of Sappi
Limited, with effect from 01 JAN 2010, in terms of the Articles of
Association of Sappi Limited, who retires from office at the conclusion of the AGM at which this resolution is considered
		Management	For	For
O.1.2
Re-elect Dr. Rudolf Thummer as a Director of Sappi Limited, with effect from 01 FEB 2010, in terms of the Articles of Association of
Sappi Limited, who retires from office at the conclusion of the
AGM at which this resolution is considered
		Management	For	For
O.2.1	Re-elect Dr. Deenadayalen Konar as a Director, who retires by rotation in terms of Sappi's Articles of Association	Management	For	For
O.2.2	Re-elect Mr. John David Mckenzie as a Director, who retires by rotation in terms of Sappi's Articles of Association	Management	For	For
O.2.3	Re-elect Sir Anthony Nigel Russell Rudd as a Director, who retires by rotation in terms of Sappi's Articles of Association	Management	For	For
O.2.4	Re-elect Mr. Mark Richard Thompson as a Director, who retires by rotation in terms of Sappi's Articles of Association	Management	For	For
O.3	Re-appoint Deloitte & Touche as the Auditors of Sappi Limited for the YE September 2010	Management	For	For
O.4
Approve, subject the provisions of the Companies Act 61 of 1973, as amended and the Listings Requirements of the JSE Limited, to place a total of 25,000,000 ordinary shares in Sappi Limited
[comprising ordinary shares in the authorized but issued share capital of Sappi and/or treasury shares owned by one or more subsidiaries of Sappi from time to time], under the control of the
Directors of Sappi, who are authorized by way of a general
authority to allot and issue or otherwise dispose of all or any of such shares to such person's on such terms and conditions and at such times as the Directors of Sappi may from time to time in their discretion deem fit; It is recorded that the Listings Requirements
[Listings Requirements] of the JSE Limited [JSE] currently require, inter alia, that a company may only undertake a general issue for cash or be generally authorized to use treasury shares if;
authorized to do so by a general authority, which shall only be valid until the next annual general meeting of the company or for
15 months from the date of passing of such resolution, whichever period is the shorter; such shares are issued or sold, as the case may be, to public shareholders [as defined in the Listings
Requirements] and not to related parties; such shares do not in any one financial year in the aggregate exceed 15% of the
company's issued shares, as determined in accordance with
paragraph 5.52[c] of the Listings Requirements, it is recorded that
		Management	For	For

the shares contemplated in ordinary resolution number 4
constitute approximately 4.65% of the issued share capital of,
Sappi; the maximum discount at which such shares may be
issued or sold as the case may be is 10% of the weighted average trading price of such shares on the JSE over the 30 business days prior to the date of determination of the issue or sale price, as the case may be

O.5
Approve, with effect from 01 OCT 2009 and until otherwise
determined by Sappi Limited [Sappi] in general meeting, to
increase the remuneration of the Non-Executive Directors for their
services: Sappi Board fees: Chairperson   from ZAR 1,650,000 pa
to ZAR 1,765,500 pa; Senior Independent Non-Executive Director
If south Africa Resident   from ZAR 356,000 pa to ZAR 380,900 pa
if European resident to GBP 54,600 pa   if USA resident to USD
82,700 pa   Other Director   if South African   from ZAR 237,500
pa to ZAR 254,100 pa   if European resident   from GBP 35,700
pa to GBP 36,400 pa   if USA resident   from USD 54,000 pa to
USD 55,100 pa
		Management	For	For
O.6
Authorize any Director of Sappi Limited sign all such documents and do all such things as may be necessary for or incidental to the implementation of the resolutions passed at the AGM held on 01
MAR 2010 or any adjournment thereof
		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF BOARD FEES TO RESOLUTION-5. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FO-RM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

PT ASTRA INTERNATIONAL TBK
Security	Y7117N149	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	01-Mar-2010
ISIN	ID1000057607	Agenda		702240312 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the change of the Board of Directors Composition	Management	For	For

PUBLIC BANK BHD
Security	Y71497104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	02-Mar-2010
ISIN	MYL1295OO004	Agenda		702232327 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the audited financial statements for the FYE 31 DEC 2009 and the reports of the Directors and the Auditors thereon	Management	For	For
2.	Re-elect Dato Yeoh Chin Kee as a Director, who retires by rotation pursuant to Article 111 of the Company's Articles of Association	Management	For	For
3.	Re-elect Y.A.M. Tengku Abdul Rahman Ibni Sultan Haji Ahmad Shah Al-Mustain Billah as a Director, who retires by rotation pursuant to Article 111 of the Company's Articles of Association	Management	For	For
4.	Re-appoint Tan Sri Dato Sri Dr. Teh Hong Piow as a Director of the Company, who retires pursuant to Section 129 of the Companies Act 1965, until the next AGM	Management	For	For
5.	Re-appoint Tan Sri Dato Thong Yaw Hong as a Director of the Company, who retires pursuant to Section 129 of the Companies Act 1965, until the next AGM	Management	For	For
6.	Re-appoint Dato Dr. Haji Mohamed Ishak bin Haji Mohamed Ariff as a Director of the Company, who retires pursuant to Section 129 of the Companies Act 1965, until the next AGM	Management	For	For
7.	Approve the payment of Directors' fees of MYR 1,305,000 for the FYE 31 DEC 2009	Management	For	For
8.	Re-appoint Messrs. KPMG as the Auditors of the Company for the FYE 31 DEC 2010 and authorize the Directors to fix the Auditors' remuneration	Management	For	For
9.
Authorize the Company, subject to the Companies Act, 1965, the
Memorandum and Articles of Association of the Company and the
requirements of Bank Negara Malaysia, Bursa Malaysia Securities
Berhad  Bursa Malaysia  and any other relevant authorities, to purchase such number of ordinary shares of MYR 1.00 each in
PBB as may be determined by the Directors from time to time
through Bursa Malaysia upon such terms and conditions as the
Directors may deem fit in the interest of the Company provided that the aggregate number of shares purchased pursuant to this resolution does not exceed 10% of the total issued and paid-up share capital of the Company; an amount not exceeding PBB's
total audited retained profits and share premium account at the time of purchase by PBB for the Proposed Share Buy-Back;
CONTD.
		Management	For	For
-
CONTD. based on the latest audited financial statements of PBB as at 31 DEC-2009, the retained profits amounted to
approximately MYR 1,891,220,000  after-deducting the second
interim cash dividend of MYR 647,147,000  and the share-
premium account amounted to approximately MYR 1,073,048,000
after deducting-the share dividend ;  Authority expires the earlier of the conclusion of the-next AGM of the Company or an ordinary resolution passed by the shareholders-of the Company in a
general meeting ; and authorize the Directors to act and-to take all steps and do all things as they may deem necessary or expedient-
in order to implement, finalize and give full effect to the Proposed
Share-Buy-Back and to decide in their absolute discretion to either retain the-ordinary shares of MYR 1.00 each in PBB purchased by
PBB CONTD.
Non-Voting
-
CONTD. pursuant to the Proposed Share Buy-Back as treasury
shares to be-either distributed as share dividends or resold on
Bursa Malaysia or-subsequently cancelled, or to cancel the shares so purchased, or a-combination of both
Non-Voting

PUBLIC BANK BHD
Security	Y71497112	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	02-Mar-2010
ISIN	MYF1295O1009	Agenda		702232579 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the audited financial statements for the FYE 31 DEC 2009 and the reports of the Directors and Auditors thereon	Management	For	For
2	Re-elect Dato' Yeoh Chin Kee as a Director, who retires by rotation pursuant to Article 111 of the Company's Articles of Association	Management	For	For
3	Re-elect Y.A.M. Tengku Abdul Rahman Ibni Sultan Haji Ahmad Shah Al-Mustain Billah as a Director, who retires by rotation pursuant to Article 111 of the Company's Articles of Association	Management	For	For
4	Re-appoint Tan Sri Dato' Sri Dr. Teh Hong Piow as a Director of the Company, who retires pursuant to Section 129 of the Companies Act, 1965, to hold office until the next AGM	Management	For	For
5	Re-appoint Tan Sri Dato' Thong Yaw Hong as a Director of the Company, who retires pursuant to Section 129 of the Companies Act, 1965, to hold office until the next AGM	Management	For	For
6	Re-appoint Dato' Dr. Haji Mohamed Ishak bin Haji Mohamed Ariff as a Director of the Company, who retires pursuant to Section 129 of the Companies Act, 1965, to hold office until the next AGM	Management	For	For
7	Approve the payment of Directors' fees of MYR 1,305,000 for the FYE 31 DEC 2009	Management	For	For
8	Re-appoint Messrs KPMG as the Auditors of the Company for the FYE 31 DEC 2010 and authorize the Directors to fix the Auditors' remuneration	Management	For	For
9
Authorize the Company, subject to the Companies Act, 1965, the
Memorandum and Articles of Association of the Company and the
requirements of Bank Negara Malaysia, Bursa Malaysia Securities
Berhad  Bursa Malaysia  and any other relevant authorities, to purchase such number of ordinary shares of MYR 1.00 each in
PBB as may be determined by the Directors from time to time
through Bursa Malaysia upon such terms and conditions as the
Directors may deem fit in the interest of the Company provided that the aggregate number of shares purchased pursuant to this resolution does not exceed ten per centum of the total issued and paid-up share capital of the Company; an amount not exceeding
PBB's total audited retained profits and share premium account at the time of CONTD.
		Management	For	For
-
CONTD. purchase be allocated by PBB for the proposed share
Buy-Back, based on-the latest audited financial statements of PBB as at 31 DEC 2009, the-retained profits amounted to
approximately MYR 1,891,220,000  after deducting-the second
interim cash dividend of MYR 647,147,000  and the share
premium-account amounted to approximately MYR 1,073,048,000
after deducting the-share dividend ;  Authority expires at the earlier of the conclusion of the-next AGM of the Company ; at which time it will lapse, unless renewed by an-ordinary resolution passed by the shareholders of the Company in a general-meeting;
authorize the Directors to act and to take all steps and do all-
things as they may deem necessary or expedient in order to
implement,-finalize and give full effect to the proposed CONTD.
Non-Voting
-
CONTD. share Buy-Back and to decide in their absolute discretion to either-retain the ordinary shares of MYR 1.00 each in PBB purchased by PBB pursuant-to the proposed share Buy-Back as
treasury shares to be either distributed as-share dividends or resold on Bursa Malaysia or subsequently cancelled, or to-cancel the shares so purchased, or a combination of both
Non-Voting

CNPC HONG KONG LTD
Security	G2237F126	Meeting Type		Special General Meeting
Ticker Symbol		Meeting Date	05-Mar-2010
ISIN	BMG2237F1260	Agenda		702235234 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR" OR "AGAINST"-ONLY FOR THE BELOW RESOLUTION. THANK YOU.	Non-Voting
S.1
Approve, subject to and conditional upon the approval of the
Registrar of Companies in Bermuda being obtained, to change the name of the Company from "CNPC  Hong Kong  Limited" to
"Kunlun Energy Company Limited" and adopt the specified
Chinese name as the secondary name of the Company to replace the existing Chinese name  which was adopted for identification purpose only  and authorize any Director or the Company
Secretary  if execution under the common seal of the Company is required, any two Directors or any one Director and the Company
Secretary  of the Company generally to do all such acts and things and execute all documents and deeds as he may consider
necessary or expedient to give effect to the aforesaid change of name and adoption of secondary name for and on behalf of the
Company
		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT
IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

EREGLI DEMIR VE CELIK FABRIKALARI TURK ANONIM SIRK
Security	M40710101	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	09-Mar-2010
ISIN	TRAEREGL91G3	Agenda		702250363 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: POWER
OF ATTORNEY (POA) REQUIRMENTS-VARY BY CUSTODIAN.
GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
WOULD-ELIMINATE THE NEED FOR THE INDIVIDUAL
BENEFICIAL OWNER POA. IN THE ABSENCE OF-THIS
ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER POA
MAY BE REQUIRED. IF YOU-HAVE ANY QUESTIONS PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
THANK-YOU.
Non-Voting
1	Opening of the assembly and election of the Chairmanship	Management	For	For
2	Authorize the Chairmanship in order to sign the minutes of the assembly	Management	For	For
3	Approve the Board of Directors' activity report, Auditors' report and as well as of the Independent External Auditing Company's report	Management	For	For
4	Ratify the balance sheet and profit & loss statement of year 2009	Management	For	For
5	Amend Article 14 of the Articles of Association provided that the necessary permissions will be taken from Ministry of Industry and Trade and Capital Market Board	Management	For	For
6	Ratify the mid-term elections for the vacated Board memberships	Management	For	For
7	Grant discharge to the Board Members and Auditors	Management	For	For
8	Approve to determine the remuneration for the members of the Board of Directors and the Auditors	Management	For	For
9	Election of the members of the Board of Directors	Management	For	For
10	Election of the Auditors	Management	For	For
11	Ratify the Independent Auditing Company election	Management	For	For
12	Authorize the members of the Board of Directors to participate in activities indicated in the Articles 334 and 335 of the Turkish Trade Code	Management	For	For
13	Approve to give information about the donations given across the year	Management	For	For
14	Approve to give information about the security, bails and mortgages in favour of the third parties	Management	For	For
15	Wishes and suggestions	Management	For	For

EGYPTIAN COMPANY FOR MOBILE SERVICES (MOBINIL), CA
Security	M3126P103	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	10-Mar-2010
ISIN	EGS48011C018	Agenda		702254284 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
1	Approve the Board of Directors report for the FYE 31 DEC 2009	Management	For	For
2	Approve the Company's Auditors' report for the FYE 31 DEC 2009	Management	For	For
3	Ratify the financial statements for the FYE 31 DEC 2009	Management	For	For
4	Ratify the Proposed dividend distribution for the financial period ended 31 DEC 2009	Management	For	For
5	Approve the changes in the Board of Directors since the last meeting	Management	For	For
6	Grand discharge to the Company Board of Directors from responsibility in connection with the Company activities undertaken during the FYE 31 DEC 2009	Management	For	For
7	Elect the Board of Directors for three-year mandate starting from the date of	Management	For	For
8	Approve to determine the Company's Board of Directors bonus and allowances for the FYE 31 DEC 2010	Management	For	For
9	Approve the related parties' contracts concluded during the FYE 31 DEC 2009 and delegating the Board, in concluding any related parties contracts	Management	For	For
10	Approve the donations made during the FYE on 31 DEC 2009 and authorize the Company Board to decide on donations for the FYE 31 DEC 2010	Management	For	For
11	Appoint the Company's Auditors for the FYE 31 DEC 2010 and determine their	Management	For	For
12	Approve, delegating KPMG Hazem Hassan in undertaking all the procedures needed for endorsing the minutes of meeting	Management	For	For

EGYPTIAN COMPANY FOR MOBILE SERVICES (MOBINIL), CA
Security	M3126P103	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	10-Mar-2010
ISIN	EGS48011C018	Agenda		702264083 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
1.	Approve the extension of the previous ESP system that was approved by the extra ordinary general assembly meeting held on 11 MAR 2007	Management	For	For
2.	Approve the allocation of 884,160 shares in order to apply the ESP system that will be bought from the market	Management	For	For
3.	Authorize the ECMS Board of Directors to amend the terms and conditions of the ESP system and to introduce any amendments that may be requested by governmental authorities on the EGAM decisions	Management	For	For
4.
Approve to delegate KPMG Hazem Hassan in undertaking all the procedures needed for endorsing the minutes of meeting also take the necessary actions needed to extend the ESP system and the terms amendments with the Egyptian Financial and Supervisory
Authority [EFSA]
		Management	For	For

EGYPTIAN COMPANY FOR MOBILE SERVICES (MOBINIL), CA
Security	M3126P103	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	10-Mar-2010
ISIN	EGS48011C018	Agenda		702264920 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE-.
Non-Voting
1.	Approve the establishment of the bondholders' assembly (for the second Bond issuance)	Management	For	For
2.	Appointment of the Bondholders' legal representative	Management	For	For
3.	Approve to select the premises of the Bondholders	Management	For	For
4.	Any other matters deemed necessary for discussion	Non-Voting

WAL-MART DE MEXICO SAB DE CV, MEXICO
Security	P98180105	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	11-Mar-2010
ISIN	MXP810081010	Agenda		702239888 - Management
Item	Proposal	Type	Vote	For/Against Management
I	Receive the report from the Board of Directors	Management	For	For
II	Receive the report from the General Director	Management	For	For
III	Receive the report from the Audit and Corporate Practices Committees	Management	For	For
IV	Approve the financial information to 31 DEC 2009	Management	For	For
V	Receive the report regarding the situation of the fund for the repurchase of shares	Management	For	For
VI	Approve the plan to cancel repurchased shares of the Company that are currently held in treasury	Management	For	For
VII	Approve the plan for the allocation of results for the period running from 01 JAN to 31 DEC 2009	Management	For	For
VIII	Approve the plan for the payment of a dividend of MXN 0.70 per share	Management	For	For
IX	Amend Article 5 of the Corporate ByLaws	Management	For	For
X	Approve the report regarding the fulfillment of fiscal obligations	Management	For	For
XI	Approve the report regarding the Employee Stock Plan	Management	For	For
XII	Approve the report from the Wal-Mart De Mexico Foundation	Management	For	For
XIII	Approve the report regarding the acquisition and integration of Wal Mart Central America	Management	For	For
XIV	Ratify the acts of the Board of Directors during 2009	Management	For	For
XV	Appointment of the Members of the Board of Directors	Management	For	For
XVI	Appointment of the Chairpersons of the Audit and Corporate Practices	Management	For	For
XVII	Approve the resolutions contained in the minutes of the general meeting held	Management	For	For

EGYPTIAN KUWAITI HOLDING
Security	M3400B101	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	13-Mar-2010
ISIN	EGS69082C013	Agenda		702269374 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
1.	Approve to discuss the holding of number of 1715000 shares of the treasury stock for another period of time which exceeds 6 months	Management	For	For
2.
Approve to discuss the capital raise with the portion of 10% which will be represented in a stock dividend in the form of 1 share per
10 original shares and amend the Articles 6 and 7 from the
Company basic decree
		Management	For	For

EGYPTIAN KUWAITI HOLDING
Security	M3400B101	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	13-Mar-2010
ISIN	EGS69082C013	Agenda		702269778 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
1	Approve the discussion of the Board of Directors report and its financial positions for the FYE 31 DEC 2009	Management	For	For
2	Approve discussion of the Board of Auditors report and its financial statement for the FYE 31 DEC 2009	Management	For	For
3	Approve the financial statement for the YE 31 DEC 2009	Management	For	For
4	Approve to release the Board of Directors from their responsibility upon FYE 31 DEC 2009	Management	For	For
5	Approve to decide on the allowances to be paid to the Board of Directors for attending their meetings	Management	For	For
6	Re-appoint the Auditors for the new FYE 31 DEC 2010 and decide their fees	Management	For	For
7	Approve the delegation of the Board of Directors to give donations for the year 2010	Management	For	For
8	Approve the profit distribution	Management	For	For
9	Approve to delegate the Board of Directors to make netting contracts	Management	For	For

HUANENG PWR INTL INC
Security	Y3744A105	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	16-Mar-2010
ISIN	CNE1000006Z4	Agenda		702225497 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR" OR "AGAINST" FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
S.1.1	Approve, in relation to the New H Share Issue by the Company, the Class of shares and nominal value per share	Management	For	For
S.1.2	Approve, in relation to the New H Share Issue by the Company, the method of issuance	Management	For	For
S.1.3	Approve, in relation to the New H Share Issue by the Company, the target subscribers	Management	For	For
S.1.4	Approve, in relation to the New H Share Issue by the Company, the method of subscription	Management	For	For
S.1.5	Approve, in relation to the New H Share Issue by the Company, the number of shares to be issued	Management	For	For
S.1.6	Approve, in relation to the New H Share Issue by the Company, the price determinate date	Management	For	For
S.1.7	Approve, in relation to the New H Share Issue by the Company, the subscription price	Management	For	For
S.1.8	Approve, in relation to the New H Share Issue by the Company, the adjustment to the number of shares to be issued and the subscription price	Management	For	For
S.1.9	Approve, in relation to the New H Share Issue by the Company, the lock-up period(s)	Management	For	For
S1.10	Approve, in relation to the New H Share Issue by the Company, the listing of shares	Management	For	For
S1.11	Approve, in relation to the New H Share Issue by the Company, the use of proceeds	Management	For	For
S1.12	Approve, in relation to the New H Share Issue by the Company, the arrangement regarding the accumulated undistributed earnings	Management	For	For
S1.13	Approve, in relation to the New A Share Issue and the New H Share Issue by the Company, the relationship between the New A Share Issue and the New H Share Issue	Management	For	For
S1.14	Approve, in relation to the New H Share Issue by the Company, the validity period of these resolutions	Management	For	For
S.2	Approve the resolution regarding the signing of the Subscription Agreements with designated investors	Management	For	For
3.	Approve the resolution that the Company meets with the conditions for New A Share Issue	Management	For	For
4.	Approve the resolution regarding the Company's feasibility report on the use of proceeds from the New A Share Issue	Management	For	For
5.	Approve the resolution regarding the Company's report on the use of proceeds from previous fund raising	Management	For	For
s.6	Approve the resolution regarding amendments to the Articles of Association consequential to the New Issue	Management	For	For
S.7
Approve the resolution regarding the general authorization from the general meeting to the Board of Directors to process all related matters incidental to the New A Share Issue and the New
H Share Issue
		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF TRUE RECORD DATE. IF YOU-HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS-YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

HUANENG PWR INTL INC
Security	Y3744A105	Meeting Type		Class Meeting
Ticker Symbol		Meeting Date	16-Mar-2010
ISIN	CNE1000006Z4	Agenda		702226033 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU	Non-Voting
S.1.1	Approve the Class of shares and nominal value per share, in relation to the New A Share Issue and the New H Share Issue by the Company	Management	For	For
S.1.2	Approve the Method of issuance, in relation to the New A Share Issue and the New H Share Issue by the Company	Management	For	For
S.1.3	Approve the Target subscribers, in relation to the New A Share Issue and the New H Share Issue by the Company	Management	For	For
S.1.4	Approve the Method of subscription, in relation to the New A Share Issue and the New H Share Issue by the Company	Management	For	For
S.1.5	Approve the Number of shares to be issued, in relation to the New A Share Issue and the New H Share Issue by the Company	Management	For	For
S.1.6	Approve the Price determinate date, in relation to the New A Share Issue and the New H Share Issue by the Company	Management	For	For
S.1.7	Approve the Subscription price, in relation to the New A Share Issue and the New H Share Issue by the Company	Management	For	For
S.1.8	Approve the Adjustment to the number of shares to be issued and the subscription price, in relation to the New A Share Issue and the New H Share Issue by the Company	Management	For	For
S.1.9	Approve the Lock-up period s , in relation to the New A Share Issue and the New H Share Issue by the Company	Management	For	For
S1.10	Approve the Listing of shares, in relation to the New A Share Issue and the New H Share Issue by the Company	Management	For	For
S1.11	Approve the Use of proceeds, in relation to the New A Share Issue and the New H Share Issue by the Company	Management	For	For
S1.12	Approve the Arrangement regarding the accumulated undistributed earnings, in relation to the New A Share Issue and the New H Share Issue by the Company	Management	For	For
S1.13	Approve the relationship between the New A Share Issue and the New H Share Issue, in relation to the New A Share Issue and the New H Share Issue by the Company	Management	For	For
S1.14	Approve the Validity period of these resolutions, in relation to the New A Share Issue and the New H Share Issue by the Company	Management	For	For
S.2	Approve the signing of the Subscription Agreements with designated investors	Management	For	For

METALLURGICAL CORPORATION OF CHINA LTD
Security	Y5949Y119	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	16-Mar-2010
ISIN	CNE100000FF3	Agenda		702228734 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve and ratify the entering into of the sale and purchase of commercial property agreement between Beijing Guangyuanli
Properties Development Co., Ltd.  Guangyuanli  and China
Metallurgical Group Corporation  Parent  dated 30 DEC 2009
relating to the disposal of the MCC Tower by Guangyuanli to
Parent, as specified, and the terms thereof
		Management	For	For
2
Approve the relevant adjustments to the specific breakdown of categories of equipment purchase for engineering and
construction business and research & development, the
investment projects as financed by the proceeds from the A share offering of the Company
		Management	For	For

COMMERCIAL INTL BK EGYPT S A E
Security	M25561107	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	17-Mar-2010
ISIN	EGS60121C018	Agenda		702254246 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
1	Approve to increase of the Bank's authorized capital from 5 milliar EGP to become 20 milliar EGP	Management	For	For
2	Approve the modification of Articles No. 6, 7, 8, 20 and 32 and abrogating Articles No. 18, 34, 35, 36 and 37 from the Company main policy	Management	For	For
3	Approve to write off of the bank shares from Kuwait and Abu Dhabi Stock Exchanges	Management	For	For

COMMERCIAL INTL BK EGYPT S A E
Security	M25561107	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	17-Mar-2010
ISIN	EGS60121C018	Agenda		702264932 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
1.	Approve the Board of Directors report and its financial positions for the FYE 31 DEC 2009	Management	For	For
2.	Approve the Board of Auditors report and its financial statement	Management	For	For
3.	Approve the financial statement for the YE 31 DEC 2009	Management	For	For
4.	Approve the appropriation account for year 2009	Management	For	For
5.	Approve to release of Board of Directors responsibility upon FYE 31 DEC 2009	Management	For	For
6.	Appointment of the External Auditors and decide on their fess	Management	For	For
7.	Authorize the Board of Directors to effect donations during 2009	Management	For	For
8.	Approve to advice shareholders of Board of Directors remuneration for 2010	Management	For	For
9.	Approve the amendments effected to Board composition since last ordinary general assembly	Management	For	For

AMERICA MOVIL SAB DE CV, MEXICO
Security	P0280A101	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	17-Mar-2010
ISIN	MXP001691213	Agenda		702271103 - Management
Item	Proposal	Type	Vote	For/Against Management
I.	Amend the various provisions of the Corporate Bylaws of the Company; resolutions in this regard	Management	For	For
II.	Approve the designation of delegates who will carry out the resolutions passed by this meeting and, if relevant, formalize them as appropriate; resolutions in this regard	Management	For	For

AMERICA MOVIL SAB DE CV, MEXICO
Security	P0280A101	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	17-Mar-2010
ISIN	MXP001691213	Agenda		702274743 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve to carry out transactions that represent 20% or more of the consolidated assets of the Company on the basis of numbers corresponding to the end of the fourth quarter of 2009, in
accordance with that which is provided for in Section 17 of the
Corporate Bylaws of the Company and in Article 47 of the
Securities Market Law; resolutions in this regard
		Management	For	For
2	Approve the designation of delegates who will carry out the resolutions passed by this meeting and, if relevant, formalize them as appropriate; resolutions in this regard	Management	For	For

SINOFERT HOLDINGS LTD, HAMILTON
Security	G8403G103	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	18-Mar-2010
ISIN	BMG8403G1033	Agenda		702270454 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED TO VOTE IN "FAVOR" OR "AGAINST"-FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting
1
Ratify and approve the MOUs  as specified  and the execution thereof and implementation of all transactions there under; the proposed maximum aggregate annual values of the transactions under the MOUs as specified; and authorize the Directors of the
Company to sign, execute, perfect and deliver all such documents and do all such deeds, acts, matters and things as they may in their absolute discretion consider necessary or desirable for the purpose of or in connection with the implementation of the MOUs and all transactions and other matters contemplated there under or ancillary thereto, to waive compliance from and/or agree to any amendment or supplement to any of the provisions of the MOUs which in their opinion is not of a material nature and to effect or implement any other matters referred to in this resolution
		Management	For	For
2
Ratify and approve the Sales Contract  as specified  and the execution thereof and implementation of all transactions there under; and authorize the Directors of the Company to sign,
execute, perfect and deliver all such documents and do all such deeds, acts, matters and things as they may in their absolute discretion consider necessary or desirable for the purpose of or in connection with the implementation of the Sales Contract and all transactions and other matters contemplated there under or
ancillary thereto, to waive compliance from and/or agree to any amendment or supplement to any of the provisions of the Sales
Contract which in their opinion is not of a material nature and to effect or implement any other matters referred to in this resolution
		Management	For	For

BANK CHINA LTD
Security	Y0698A107	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	19-Mar-2010
ISIN	CNE1000001Z5	Agenda		702225675 - Management
Item	Proposal	Type	Vote	For/Against Management
S.1
Authorize the Board and/or a Board Committee, during the
Relevant Period  as hereafter defined , an unconditional general mandate to separately or concurrently allot, issue and/or deal with
A Shares and/or H Shares, and to make or grant offers,
agreements, options or conversion rights in respect thereof: such mandate shall not extend beyond the Relevant Period save that the Board may during the Relevant Period make or grant offers, agreements, options or conversion rights which might require the exercise of such powers after the end of the Relevant Period; the aggregate CONTD.
		Management	For	For
-
CONTD. nominal amount of the A Shares and/or H Shares to be
allotted, issued-and/or dealt with or agreed conditionally or unconditionally to be issued,-allotted and/or dealt with by the
Board shall not exceed 20% of the aggregate-nominal amount of each of the existing A Shares and/or H Shares at the date-of the passing of this resolution; and the Board will only exercise its power-under such mandate in accordance with the Company Law
of the PRC and the-Rules Governing the Listing of Securities on
The Stock Exchange of Hong Kong-Limited  as amended from
time to time  or applicable laws, rules and-regulations of other government or regulatory bodies and only if all-necessary
approvals from the China Securities Regulatory Commission
and/or-other relevant PRC government authorities are obtained,
CONTD.
Non-Voting
-
CONTD.  Authority expires the earlier of the conclusion of the next
AGM of-the Bank following the passing of this special resolution or the expiration-of the 12-month period following the passing of this special resolution ;-Contingent on the Board resolving to issue shares pursuant to paragraph of-this special resolution, the Board is authorized to increase the registered-capital of the Bank to reflect the number of shares to be CONTD.
Non-Voting
-
CONTD. issued by the Bank pursuant to this special resolution and to make-such appropriate and necessary amendments to the
Articles of Association of-the Bank as they think fit to reflect such increase in the registered capital-of the Bank and to take any other action and complete any formality required-to effect the issuance of shares pursuant to paragraph of this special-
resolution and the increase in the registered capital of the Bank
Non-Voting
S.2.1
Approve that each of the following items in respect of the
proposed issuance of the A share convertible corporate bonds
Convertible Bonds  within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application:
Type of securities to be issued
		Management	For	For
S.2.2
Approve that each of the following items in respect of the
proposed issuance of the A share convertible corporate bonds
Convertible Bonds  within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application:
issue size
		Management	For	For
S.2.3
Approve that each of the following items in respect of the
proposed issuance of the A share convertible corporate bonds
Convertible Bonds  within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application:
par value and issue price
		Management	For	For
S.2.4
Approve that each of the following items in respect of the
proposed issuance of the A share convertible corporate bonds
Convertible Bonds  within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application:
term
		Management	For	For
S.2.5
Approve that each of the following items in respect of the
proposed issuance of the A share convertible corporate bonds
Convertible Bonds  within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application:
interest rate
		Management	For	For
S.2.6
Approve that each of the following items in respect of the
proposed issuance of the A share convertible corporate bonds
Convertible Bonds  within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application:
method and timing of interest payment
		Management	For	For
S.2.7
Approve that each of the following items in respect of the
proposed issuance of the A share convertible corporate bonds
Convertible Bonds  within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application:
conversion period
		Management	For	For
S.2.8
Approve that each of the following items in respect of the
proposed issuance of the A share convertible corporate bonds
Convertible Bonds  within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application: CB
Conversion Price and adjustment
		Management	For	For
S.2.9
Approve that each of the following items in respect of the
proposed issuance of the A share convertible corporate bonds
Convertible Bonds  within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application:
Downward adjustment to CB Conversion Price
		Management	For	For
S2.10
Approve that each of the following items in respect of the
proposed issuance of the A share convertible corporate bonds
Convertible Bonds  within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application:
Conversion method of fractional share
		Management	For	For
S2.11
Approve that each of the following items in respect of the
proposed issuance of the A share convertible corporate bonds
Convertible Bonds  within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application:
Terms of redemption
		Management	For	For
S2.12
Approve that each of the following items in respect of the
proposed issuance of the A share convertible corporate bonds
Convertible Bonds  within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application:
Redemption at the option of the CB Holders
		Management	For	For
S2.13
Approve that each of the following items in respect of the
proposed issuance of the A share convertible corporate bonds
Convertible Bonds  within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application:
Dividend rights of the year of conversion
		Management	For	For
S2.14
Approve that each of the following items in respect of the
proposed issuance of the A share convertible corporate bonds
Convertible Bonds  within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application:
Method of issuance and target subscribers
		Management	For	For
S2.15
Approve that each of the following items in respect of the
proposed issuance of the A share convertible corporate bonds
Convertible Bonds  within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application:
Subscription arrangement for the existing A Shareholders
		Management	For	For
S2.16
Approve that each of the following items in respect of the
proposed issuance of the A share convertible corporate bonds
Convertible Bonds  within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application: CB
Holders and meetings
		Management	For	For
S2.17
Approve that each of the following items in respect of the
proposed issuance of the A share convertible corporate bonds
Convertible Bonds  within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application:
Use of proceeds from the issuance of the Convertible Bonds
		Management	For	For
S2.18
Approve that each of the following items in respect of the
proposed issuance of the A share convertible corporate bonds
Convertible Bonds  within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application:
Special provisions in relation to supplementary capital
		Management	For	For
S2.19
Approve that each of the following items in respect of the
proposed issuance of the A share convertible corporate bonds
Convertible Bonds  within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application:
Guarantee and security
		Management	For	For
S2.20
Approve that each of the following items in respect of the
proposed issuance of the A share convertible corporate bonds
Convertible Bonds  within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application: the validity period of the resolution of the issuance of the Convertible
Bonds
		Management	For	For
S2.21
Approve that each of the following items in respect of the
proposed issuance of the A share convertible corporate bonds
Convertible Bonds  within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application:
matters relating to authorization in connection with the issuance of the Convertible Bonds
		Management	For	For
3	Approve the Capital Management Plan 2010 to 2012	Management	For	For
4	Approve the Feasibility Analysis Report on Use of Proceeds of the Public Issuance of A Share Convertible Corporate Bonds by the Bank	Management	For	For
5	Approve the Utilization Report on the Bank's Use of Proceeds from the Previous Issuance of Securities by the Bank	Management	For	For
6	Elect Mr. Li Jun as a Supervisor of the Bank	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN THE RECORD DATE. IF YOU H-AVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YO-U DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

GRUPO ELEKTRA SA DE CV, CIUDAD DE MEXICO
Security	P3642B213	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		23-Mar-2010
ISIN	MX01EL000003	Agenda		702278436 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT ONLY MEXICAN NATIONALS MAY PARTICIPATE IN THIS MEETING-THEREFORE THESE SHARES HAVE NO VOTING RIGHTS	Non-Voting
1	Presentation, reading, discussion, and if relevant, approval of the reports-from the Board of Directors that are referred to in article 28 of the-securities market law	Non-Voting
2
Presentation, reading, discussion, and if relevant, approval of the
Company's-financial statements for the FYE on 31 DEC 2009,
after reading the report-from the commissioner, as well as, if relevant, discussion and resolutions-regarding the allocation of results and distribution of profit
Non-Voting
3	Presentation, reading, discussion, and if relevant, approval of the report-from the audit committee of the Board of Directors of the Company, for the-FYE 31 DEC 2009	Non-Voting
4	Presentation, reading, discussion, and if relevant, approval of the report-from the corporate practices committee of the Board of Directors of the-Company, for the FYE on 31 DEC 2009	Non-Voting
5	Presentation, reading and approval of the report from the Board Of Directors-regarding the policies for the acquisition and placement of shares,-repurchase fund of the Company	Non-Voting
6
Discussion, and if relevant, appointment and/or of the Members of the Board-of Directors  and of the commissioner of the Company, as well as of their-compensation, and appointment and or
ratification of the Secretary and of the-Vice Secretary of the
Company
Non-Voting
7	Appointment of special delegates of the meeting, to appear before the notary	Non-Voting

AFRICAN BK INVTS LTD
Security	S01035112	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	23-Mar-2010
ISIN	ZAE000030060	Agenda		702285568 - Management
Item	Proposal	Type	Vote	For/Against Management
-	To receive and consider the annual financial statements of the Company and-the group for the YE 30 SEP 2009	Non-Voting
-	To consider all and any matters of the Company which, in terms of the-Company's Articles of Association, do not constitute special business of the-Company	Non-Voting
O.1.1	Approve the resignation and appointment of each of the Directors as specified below are moved as separate and stand-alone Resolutions in respect of each such Directors	Management	For	For
O.1.2	Re-election Leonidas Kirkinis as a Director, who retires in accordance with the Company's Articles of Association	Management	For	For
O.1.3	Re-election Nicholas Adams as a Director, who retires in accordance with the Company's Articles of Association	Management	For	For
O.1.4	Re-election Robert Johnny Symmonds as a Director, who retires in accordance with the Company's Articles of Association	Management	For	For
O.1.5	Re-election Nithiananthan Nalliah as a Director, who retires in accordance with the Company's Articles of Association	Management	For	For
O.1.6	Re-election Samuel Sithole as a Director, who retires in accordance with the Company's Articles of Association	Management	For	For
O.2
Re-appoint Deloitte and Touche as Auditors of the Company and appoint Mgcinisihlalo Jordan as the designated Auditor to hold office for the ensuing year; and to authorize the Directors to determine the remuneration of the Auditors
		Management	For	For
O.3
Approve, as contemplated in the King Report on Governance for
South Africa and the King Code of Governance Principles  King III
which requires that the remuneration policy of the company be tabled to shareholders for a non-binding advisory vote, the
shareholders approve the remuneration policy of the company as annexed to this notice
		Management	For	For
S.1	Amend Articles 38 and 39 of the Articles of Association of the Company relating to the non-redeemable non-cumulative non- participating preference shares as specified	Management	For	For
O.4
Authorize the Directors of the Company, subject to the passing and registration of Special Resolution 1, to place the unissued non-redeemable, non-cumulative, non-participating preference shares  the preference shares in the authorized share capital of the Company under the control of the Directors of the Company who are authorized to allot and issue the preference shares at their discretion until the next AGM of the Company, subject to the provisions of Companies Act, No. 61 of 1973, as amended or
replaced,  the Companies Act  and the Listings Requirements of
the JSE Limited  the JSE  and any other relevant authority whose approval is required in law
		Management	For	For
S.2
Approve and sanction, for the purpose and in accordance with the provisions of Section 38(2A)(b) of the Companies Act the granting of financial assistance to either or both of Eyomhlaba Investment
Holdings Limited Eyomhlaba  and Hlumisa Investment Holdings
Limited  Hlumisa , being the companies through which ABIL's first and second black economic empowerment programmes are
operated; any such financial assistance will be on terms no less favorable to the ABIL group than the specified terms
		Management	For	For
S.3
Approve, as contemplated in the sections 85 to 89 of the
Companies Act  "the Act" , the acquisitions by the Company,
and/or any subsidiary of the Company, from time to time of the issued ordinary shares of the Company, upon such terms and
conditions and in such amounts as the Directors of the Company may from time to time determine, but subject to the Articles of
Association of the Company, the provisions of the Act and the JSE
Listings Requirements, when applicable, and provided that;
Authority expires the earlier of the conclusion of the next AGM of the Company or 15 months from the date of the AGM at which this special resolution is passed , the repurchase of shares being effected through the main CONTD
		Management	For	For
-
CONTD order book operated by the trading system of the JSE
Limited  "the JSE"-and being done without any prior
understanding or arrangement between the-Company and the
counterparty; the aggregate percentage of issued shares in-the
Company which the Company together with any of its subsidiaries may-acquire during any one FY under this general authority shall not exceed 3% of-the Company's issued ordinary share capital;
when the Company, together with-its subsidiaries, has
cumulatively repurchased 3% of the initial number of-the relevant class of securities an announcement will be made; subject always-
to the limitation specified in 6.3 above, the aggregate percentage of issued-shares in the Company which the Company's
subsidiaries may hold CONTD
Non-Voting
-
CONTD as treasury stock, at any time, shall not exceed 10% of the Company's-issued share capital for each class of shares;
repurchases must not be made-at a price greater than 10% above the weighted average of the market value-for the shares for the 5 five  business days immediately preceding the date-on which the transaction is effected or, if the Company's shares have not-
traded in such 5 business day period, the JSE should be
consulted for a-ruling; at any point in time, the Company may only appoint one agent to-effect any repurchases on its behalf; such repurchases may only be effected-if, thereafter, the Company still complies with the shareholder spread-requirements of the JSE; no repurchase may take place during prohibited-periods stipulated by the JSE CONTD
Non-Voting
-
CONTD Listings Requirements unless the Company has in place
a repurchase-programme where the dates and quantities of
shares to be traded during the-relevant period are fixed and not subject to any variation and full details-of the programme have been disclosed in an announcement over SENS prior to-the
commencement of the prohibited period; and any acquisition shall be-subject to: the Companies Act; the JSE Listings Requirements and any other-applicable stock exchange rules, as may be
amended from time to time; and any-other relevant authority
whose approval is required by law
Non-Voting

TALAAT MOUSTAFA GROUP HOLDING, CAIRO
Security	M8763H108	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	24-Mar-2010
ISIN	EGS691S1C011	Agenda		702269172 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
1	Adopt the Board of Directors' report for the Company's activity for the FYE 31 DEC 2009	Management	For	For
2	Approve the Financial Auditor Report for the same period of time	Management	For	For
3	Approve the Company's financial statements for the same period	Management	For	For
4	Approve to release the Board of Directors from responsibilities for the YE 2009	Management	For	For
5	Approve the donations took place at the year 2009	Management	For	For
6	Approve the hiring of Financial Auditor for the year 2010 and determine his fees	Management	For	For
7	Approve to determine Board of Directors bonuses and allowances for the year 2010	Management	For	For
8	Authorize the Board of Directors to make donations more than EGP 1000 in the year 2010	Management	For	For
9	Authorize the Board of Directors to make compensation contracts	Management	For	For

TALAAT MOUSTAFA GROUP HOLDING, CAIRO
Security	M8763H108	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	24-Mar-2010
ISIN	EGS691S1C011	Agenda		702275454 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
1.	Approve to decrease the Company's issued capital with the value of the treasury stocks bought from more than 1 year	Management	For	For

AKBANK TURK ANONIM SIRKETI
Security	M0300L106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-Mar-2010
ISIN	TRAAKBNK91N6	Agenda		702222237 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: POWER
OF ATTORNEY (POA) REQUIRMENTS-VARY BY CUSTODIAN.
GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
WOULD-ELIMINATE THE NEED FOR THE INDIVIDUAL
BENEFICIAL OWNER POA. IN THE ABSENCE OF-THIS
ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER POA
MAY BE REQUIRED. IF YOU-HAVE ANY QUESTIONS PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
THANK-YOU.
Non-Voting
1	Elect the Chairmanship and authorize the Chairmanship to sign the minutes of	Management	For	For
2	Approve the Board of Directors' activity report and the Auditors' report	Management	For	For
3	Ratify and approve the balance sheet and the profit & loss statement of year 2009; grant discharge to the Board Members and the Auditors	Management	For	For
4	Approve to take decision on the distribution of 2009 profits	Management	For	For
5	Ratify the Memberships of the Board Members appointed to be on duty for the left period	Management	For	For
6	Re-elect the Members of the Board of Directors whose term in office have expired and approve the determination of their remuneration	Management	For	For
7	Ratify the Independent External Auditing Company elected for 2010, 2011 and 2012	Management	For	For
8	Authorize the Members of the Board of Directors to issue bonds and commercial papers	Management	For	For
9	Approve to give inform about the donations and grants given across the year	Management	For	For
10	Authorize the Members of the Board of Directors to participate in activities indicated in the Articles 334 and 335 of the Turkish Trade Code	Management	For	For

ANGLO PLATINUM LTD
Security	S9122P108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Mar-2010
ISIN	ZAE000013181	Agenda		702239004 - Management
Item	Proposal	Type	Vote	For/Against Management
O.1	Adopt the annual financial statements for the YE 31 DEC 2009, together with the Directors' report and the report of the Auditors	Management	For	For
O.2.1	Re-elect Mr. T M F Phaswana as a Director of the Company, who retires in terms of Article 82 of the Articles of Association of the Company	Management	For	For
O.2.2	Re-elect Mr. R M W Dunne as a Director of the Company, who retires in terms of Article 82 of the Articles of Association of the Company	Management	For	For
O.2.3	Re-elect R Medori as a Director of the Company, who retires in terms of Article 85 of the Articles of Association of the Company	Management	For	For
O.2.4	Re-elect Ms. W E Lucas-Bull as a Director of the Company, who retires in terms of Article 82 of the Articles of Association of the Company	Management	For	For
O.3
Appointment of Mr. R M W Dunne  Chairman , Ms. S E N Sebotsa
Member , Mr. TA Wixley [Member] to the Audit Committee in
terms of Section 94(2), the Board has determined that each of the
Members standing for appointment is Independent in accordance with requirements of Section 94(4)(b), and that they possess the required qualifications and experience as determined by the Board
		Management	For	For
O.4	Re-appoint Deloitte & Touche as the External Auditors of the Company and of the Group until the conclusion of the next AGM	Management	For	For
O.5
Approve, that in terms of Article 71(b) of the Company's Articles of
Association, the fees payable to the Chairman and Non-Executive
Directors for their services to the Board, Audit and other
committees of the Board be revised with effect from  01 JAN 2010 as specified
		Management	For	For
O.6	Approve the Company's Remuneration Policy, as specified in the remuneration report, which forms part of this annual report	Management	For	For
O.7
Approve, subject to the provisions of Section 221 of the
Companies Act, 1973, as amended, and the Listings
Requirements of the JSE Limited, to place the authorized but unissued ordinary shares of 10 cents each in the share capital of the Company  excluding for this purpose those ordinary shares over which the Directors have been given specific authority to meet the requirements of the Anglo Platinum share schemes  at the disposal and under the control of the Directors, to allot and issue such shares in their discretion to such persons on such terms and conditions and at such times as the Directors may
determine, which authority shall only be valid until the Company's next AGM
		Management	For	For
S.1
Authorize the Company and/or any of its subsidiaries, in terms of
Sections 85 and 89 of the Companies Act 1973 as amended  the
Companies Act  and in terms of the Listing Requirements of the
JSE Limited  the Listing Requirements , to acquire ordinary shares of 10 cents each  Ordinary  issued by the Company, and/or
conclude derivative transactions which may result in the purchase of ordinary shares in terms of the Listings Requirements, it being recorded that such Listings Requirements currently require, inter
		Management	For	For

alia, that: may make a general repurchase of securities only if any such repurchases of ordinary shares shall be implemented on the main Board of the JSE Limited  JSE  or any other stock exchange on which the Company's shares are listed and on which the
Company or any of its subsidiaries may wish to implement any repurchases of ordinary shares with the approval of the JSE and any other such Stock Exchange, as necessary, not exceedin

-
CONTD. in aggregate of 10% above the weighted average market price of such-shares over the previous 5 business days; in
addition, ordinary shares-acquired in terms of this general
authority to fulfill the requirements of-the Bonus Share Plan  BSP will also not be purchased at a price greater than-the volume weighted average of the market value on the date of purchase;-
Authority expires the earlier of the conclusion of the next AGM or
15 months-; any derivative transactions which may result in the repurchase of ordinary-shares must be priced as follows: the strike price of any put option written-by the Company may not be at a price greater than or may be greater than that-stipulated in this resolution at the time of entering into the derivative-
agreement; the strike price of any put option may be greater than that-stipulated in this resolution at the time of entering into the derivative-agreement, but the Company may not exercise that
Non-Voting
-
CONTD. of the money; and the strike price of any forward
agreement may be-greater than that stipulated in this resolution;
when the Company and/or any-of its subsidiaries have
cumulatively purchased 3% of the number of ordinary-shares in issue on the date of passing of this special resolution  including-
the delta equivalent of any such ordinary shares underlying
derivative-transactions which may result in the repurchase by the
Company of ordinary-shares  and for each 3% in aggregate of the initial number of that class-acquired thereafter an announcement must be published as soon as possible and-not later than on the business day following the day on which the relevant-threshold is reached or exceeded, and the announcement must comply with
the-Listing Requirements; any general purchase by the Company and/or any of its-subsidiaries of the Company's ordinary shares in issue shall not in aggregate-in any one FY exceed 20% of the
Company's i
Non-Voting
S.2
Approve that Article No 144 in the Articles of Association of the
Company detailing the terms and conditions applicable to the
Company's convertible Perpetual Cumulative Preference Shares of 1 cent each is hereby cancelled and deleted in its entirety from the Articles of Association of the Company and, simultaneously, that the 836,235 Convertible Perpetual Cumulative Preference
Shares remaining in the authorized share capital of the Company be cancelled
		Management	For	For

SOCIEDAD MINERA CERRO VERDE SAA, LIMA
Security	P87175108	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date		30-Mar-2010
ISIN	PEP646501002	Agenda		702287803 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE BE ADVISED THAT THIS MEETING NOTIFICATION IS
FOR YOUR INFORMATION ONLY.-SHARES CAN NOT BE
VOTED ON PROXYEDGE AS THE ISSUER DOES NOT ALLOW
THIRD PARTY-REPRESENTATION. TO VOTE YOUR SHARES
YOUR PHYSICAL ATTENDANCE IS REQUIRED AT T-HE
MEETING. THANK YOU
Non-Voting
1	Election or removal of Members of the Board of Directors	Non-Voting
2	Approve the Corporate Management financial statements and annual report	Non-Voting
3	Approve to delegate to the Board of Directors the designation of the External-Auditors	Non-Voting
4	Approve the distribution or allocation of the profits	Non-Voting

SIAM CEMENT PUBLIC CO LTD
Security	Y7866P147	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	31-Mar-2010
ISIN	TH0003010Z12	Agenda		702225346 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the minutes of AGM of shareholders for the year 2009 16th held on Wednesday, 25 MAR 2009	Management	For	For
2	Acknowledge the Company's annual report for the year 2009	Management	For	For
3	Adopt the balance sheet and profit and loss statements for the YE 31 DEC 2009	Management	For	For
4	Approve the allocation of profit for the year 2009	Management	For	For
5.1	Elect Mr. Chirayu Isarangkun Naayuthaya as a Director to replace the person	Management	For	For
5.2	Elect Air Chief Marshal Kamthon Sindhvananda as a Director to replace the	Management	For	For
5.3	Elect Mr. Tarrin Nimmanahaeminda as a Director to replace the person who is	Management	For	For
5.4	Elect Mr. Pramon Sutivong as a Director to replace the person who is due to	Management	For	For
6.1	Appoint the Auditors for the Siam Cement Public Company Limited for the year	Management	For	For
6.2	Approve the Auditor fee for the Company's financial statements for the year 2010 of BAHT 248,000, the Auditor fee for the year 2009 was baht 240,000	Management	For	For
7.1	Acknowledge the remuneration of the Board of Directors	Management	For	For
7.2	Acknowledge the remuneration of the Sub-Committees	Management	For	For
8	Other businesses if any	Management	For	Against

PTT EXPLORATION AND PRODUCTION PUBLIC CO LTD, BANG
Security	Y7145P165	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	31-Mar-2010
ISIN	TH0355A10Z12	Agenda		702227592 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Acknowledge the 2009 performance result and 2010 work plan of the Company	Management	For	For
2	Approve the 2009 financial statements	Management	For	For
3	Approve the dividend payment for 2009 performance	Management	For	For
4	Appoint the Auditor and approve to consider the Auditor's fees for the year	Management	For	For
5.	Elect the new Directors in replacement of those who are due to retire by	Management	For	For
6	Acknowledge the Directors' and the Sub-Committees' remuneration	Management	For	For
7	Other matters (if any)	Management	For	Against

TURKIYE IS BANKASI AS
Security	M8933F115	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	31-Mar-2010
ISIN	TRAISCTR91N2	Agenda		702276468 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: POWER
OF ATTORNEY (POA) REQUIRMENTS-VARY BY CUSTODIAN.
GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
WOULD-ELIMINATE THE NEED FOR THE INDIVIDUAL
BENEFICIAL OWNER POA. IN THE ABSENCE OF-THIS
ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER POA
MAY BE REQUIRED. IF YOU-HAVE ANY QUESTIONS PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
THANK-YOU.
Non-Voting
1	Opening and election of the Presidential Board and authorize the Chairmanship to sign the minutes of the meeting	Management	For	For
2	Receive the Board of Director's and Auditors' reports and the brief independent auditing report	Management	For	For
3	Approve the balance sheet and income statements of 2009	Management	For	For
4	Approve to absolving the members of the Board of Directors for the Company's activities accounts in 2009	Management	For	For
5	Approve to absolving the Auditors for the Company's activities and accounts in 2009	Management	For	For
6	Approve the decision on profit distribution, its method and date	Management	For	For
7	Approve to determine the salaries of the Members of Board of Directors	Management	For	For
8	Election of Auditors for year 2010	Management	For	For
9	Approve to determine the salaries of Auditors	Management	For	For
10	Approve to inform the shareholders about the donations made during year 2009	Management	For	For
11	Approve to inform the shareholders for the agreed Independent Audit Firm regarding terms between 2010 and 2012	Management	For	For

TURKIYE IS BANKASI AS
Security	M8933F255	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	31-Mar-2010
ISIN	TRETISB00010	Agenda		702277206 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: POWER
OF ATTORNEY (POA) REQUIRMENTS-VARY BY CUSTODIAN.
GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
WOULD-ELIMINATE THE NEED FOR THE INDIVIDUAL
BENEFICIAL OWNER POA. IN THE ABSENCE OF-THIS
ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER POA
MAY BE REQUIRED. IF YOU-HAVE ANY QUESTIONS PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
THANK-YOU.
Non-Voting
1	Opening and election of the Presidential Board, and authorize the Chairmanship to sign the minutes of the meeting	Management	For	For
2	Receive the Board of Directors and Auditors reports, brief independent auditing report	Management	For	For
3	Approve the balance sheet and income statements for the year 2009	Management	For	For
4	Approve to absolving the members of the Board of Directors for the Companies activities accounts in 2009	Management	For	For
5	Approve to absolving the Auditors for the Companies activities and accounts in 2009	Management	For	For
6	Approve the decision on profit distribution, its method and date	Management	For	For
7	Approve to determine the salaries of members of Board of Directors	Management	For	For
8	Election of the Auditors for the year 2010	Management	For	For
9	Approve to determine the salaries of Auditors	Management	For	For
10	Approve the presenting of information to the shareholders about the donations made during the year 2009	Management	For	For
11	Approve to inform shareholders for the agreed independent audit firm regarding terms between 2010 and 2012	Management	For	For

KUMBA IRON ORE LTD
Security	S4341C103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	31-Mar-2010
ISIN	ZAE000085346	Agenda		702284136 - Management
Item	Proposal	Type	Vote	For/Against Management
O.1	Approve the annual financial statements	Management	For	For
O.2	Re-appoint Deloitte and Touche as the Independent Auditors	Management	For	For
O.3.1	Re-elect P.B. Matlare as a Director, who retires in terms of Article 16.1 & 16.2 of the Articles of Association	Management	For	For
O.3.2	Re-elect G.S. Gouws as a Director, who retires in terms of Article 16.1 & 16.2 of the Articles of Association	Management	For	For
O.3.3	Re-elect D.M. Weston as a Director, who retires in terms of Article 16.1 & 16.2 of the Articles of Association	Management	For	For
O.4.1	Appointment of Z.B.M. Bassa Chairman as the Member of the Audit Committee	Management	For	For
O.4.2	Appointment of A.J. Morgan as a member of the Audit Committee	Management	For	For
O.4.3	Appointment of D.D. Mokgatle as a member of the Audit Committee	Management	For	For
O.5	Approve the Non-Executive Directors remuneration	Management	For	For
O.6	Approve the specific authority to amend the Companies Executive Share Incentive Schemes	Management	For	For
O.7	Approve the specific authority to control authorized but unissued shares	Management	For	For
O.8	Approve the general authority to control 5% of unissued shares	Management	For	For
O.9	Approve the general authority to issue shares for cash	Management	For	For
S.1	Approve the specific authority to repurchase shares	Management	For	For
S.2	Approve the general authority to repurchase shares	Management	For	For
-	Transact any other business	Non-Voting

TURKIYE GARANTI BANKASI A S
Security	M4752S106	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	01-Apr-2010
ISIN	TRAGARAN91N1	Agenda		702238812 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: POWER
OF ATTORNEY (POA) REQUIRMENTS-VARY BY CUSTODIAN.
GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
WOULD-ELIMINATE THE NEED FOR THE INDIVIDUAL
BENEFICIAL OWNER POA. IN THE ABSENCE OF-THIS
ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER POA
MAY BE REQUIRED. IF YOU-HAVE ANY QUESTIONS PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
THANK-YOU.
Non-Voting
1	Opening and forming the Presidency Board	Management	For	For
2	Authorize the Board Members to sign the minutes of meeting	Management	For	For
3	Approve the reports of Board of Directors and the Auditors	Management	For	For
4	Approve and ratify the balance sheet and profit and loss accounts, acceptance or rejection by discussion of the Board of Directors proposal regarding the dividend distribution	Management	For	For
5	Amend the 8th Article of the Articles of Association and temporary Article 2	Management	For	For
6	Approve the release of the Board Members and Auditors	Management	For	For
7	Approve the determination on wages of Board Members and Auditors	Management	For	For
8	Approve the Independent Audit Firm	Management	For	For
9	Approve to inform the shareholders about donations	Management	For	For
10	Authorize the Members of the Board of Directors to do business with the bank provisions of the Banking Law to remain reserved in accordance with Articles 334 and 335 of Turkish Commercial Code	Management	For	For

BANPU PUBLIC CO LTD
Security	Y0697Z103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		02-Apr-2010
ISIN	TH0148010000	Agenda		702265275 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT THESE SHARES HAVE NO VOTING RIGHTS, SHOULD YOU WISH TO-ATTEND THE MEETING PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD BY-CONTACTING YOUR CLIENT REPRESENTATIVE. THANK YOU.	Non-Voting
1	To acknowledge the minutes of the AGM for the year 2009	Non-Voting
2	To acknowledge the performance of the Company for the year 2009 and adopt the-Directors' report for the performance of the Company for the YE on 31 DEC-2009	Non-Voting
3	To approve the balance sheet and the profit and loss statements for the YE 31-DEC 2009	Non-Voting
4	To consider the distribution of annual profits	Non-Voting
5.A	Approval of the appointments of the Directors in place of those retiring by-rotation	Non-Voting
5.B	Approval of the Directors' remunerations	Non-Voting
6	To appoint the Company's Auditor and fix his/her remuneration	Non-Voting
7	Other businesses if any	Non-Voting

THE SIAM COMMERCIAL BANK PUBLIC CO LTD
Security	Y7905M113	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	02-Apr-2010
ISIN	TH0015010018	Agenda		702274301 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Adopt the Minutes of the AGM of shareholders No.186 held on 3 APR 2009	Management	For	For
2	Approve the annual report prepared by the Board of Directors	Management	For	For
3	Approve the financial statements for the YE 31 DEC 2009	Management	For	For
4	Approve the allocation of profits from the banks operational result of year 2009 and dividend payment	Management	For	For
5	Approve the distribution of Directors remuneration and the allocation of Directors bonus for the year 2010	Management	For	For
6.1	Election of Mr. Sumate Tanthuwanit, in replacement of those retired by	Management	For	For
6.2	Election of Mrs. Kannikar Chalitaporn, in replacement of those retired by	Management	For	For
6.3	Election of Mr. Areepong Bhoocha-Oom, in replacement of those retired by	Management	For	For
6.4	Election of Mr. Anand Panyarachun, in replacement of those retired by	Management	For	For
6.5	Election of Prof. Vicharn Panich, in replacement of those retired by rotation	Management	For	For
6.6	Election of Mr. Chumpol Nalamlieng, in replacement of those retired by	Management	For	For
7	Appointment of the Auditors and approve to fix the auditing fee	Management	For	For
8	Amend Clause 4 of the Banks Memorandum of Association in order for it to be in line with the conversion of preferred shares into ordinary shares in the year 2009	Management	For	For

THAI OIL PUBLIC CO LTD, CHATUCHAK
Security	Y8620B119	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	02-Apr-2010
ISIN	TH0796010013	Agenda		702294404 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve to certify the minutes of the 2009 AGM of shareholders held on 03 APR 2009	Management	For	For
2	Approve to certify the Company's 2009 operating results and the audited financial statements for the YE 31 DEC 2009	Management	For	For
3
Approve the dividend payment 2009 operating results at BAHT
2.55 per SHS and after deduction of the interim dividend payment for the first half of 2009 performance at BAHT 1.05 per SHS, the
Company will pay the remaining dividend at BAHT 1.50  per SHS
		Management	For	For
4.
Approve the 2009 annual remuneration of the Company's
Directors remuneration: 1) monthly fee Chairman 75,000
BAHT/month, Directors 60,000 BAHT/ month 2) bonus for
Directors who served the Company 2009 and those who resigned, retired during 2009 at 36 m equivalent to 0.3% of 2009 net profit;
and Board Committees Chairman 31,250 Baht/month, Directors
25,000 BAHT/month
		Management	For	For
5
Approve the 2010 annual appointment of the Auditors and
determine their remuneration: 1) Mr. Charoen P. or 2. Mr. Winid S.
or 3. Mr. Vairoj J. to be appointed as the Company's Auditors in
2010 with remuneration 2,390,000 BAHT in total
		Management	For	For
6.1	Election of Mr. Apisak Tantivorawong as a Director	Management	For	For
6.2	Election of Mr. Krairit Nilkuha as a Director	Management	For	For
6.3	Election of Mr. Tevin Vongvanich as a Director	Management	For	For
6.4	Election of Pol.Gen. Adul Sangsingkaew as a Director	Management	For	For
6.5	Election of Mr. Goanpot Asvinvichit as a Director	Management	For	For
7	other business if any	Management	For	Against

TURKIYE PETROL RAFINERILERI A S
Security	M8966X108	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	05-Apr-2010
ISIN	TRATUPRS91E8	Agenda		702252696 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: POWER
OF ATTORNEY (POA) REQUIRMENTS-VARY BY CUSTODIAN.
GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
WOULD-ELIMINATE THE NEED FOR THE INDIVIDUAL
BENEFICIAL OWNER POA. IN THE ABSENCE OF-THIS
ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER POA
MAY BE REQUIRED. IF YOU-HAVE ANY QUESTIONS PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
THANK-YOU.
Non-Voting
1	Opening and election of the presiding Board of the general assembly meeting	Management	For	For
2
Approve, read and discuss the Board of Directors activity report, the statutory Auditors report and the independent Auditor report for the year 2009 and then, review the balance sheet and income statements and submit for the AGMs approval
		Management	For	For
3	Approve to absolve of the Board Members and Board Auditors for the Company s accounts and activities of the year 2009	Management	For	For
4	Approve the amendments of Company Article 3 about Company purpose and operations, 6th Article about the capital and 31th Article about the election rights	Management	For	For
5	Election of the Board members and determining their duty period	Management	For	For
6	Election of the Auditors and determining their duty period	Management	For	For
7	Approve to determine the salaries of the Board of Directors and Auditors	Management	For	For
8	Approve by change or refuse 2009 profit distribution and dividend date proposal of the Board of Directors	Management	For	For
9	Approve the presentation of information to the shareholders about the profit distribution policy	Management	For	For
10	Approve the presentation of information to the shareholders about the information policy of the Company	Management	For	For
11	Approve the presentation of information to the shareholders about the donations	Management	For	For
12	Approve the independent auditing firm	Management	For	For
13
Approve, in accordance with the commercial law Article 334 and
335, give permission to the Board members to perform business activities within the fields of activity of the Company by himself or on the behalf of others and to be a partner in any Company
performing similar activities and to make other transactions
		Management	For	For
14	Approve to signing the minute book by the presiding Board and authorize the Presiding Board to sign in the name and behalf of the attendants	Management	For	For
15	Wishes and comments of our shareholders	Management	For	For

GAMUDA BHD
Security	Y2679X106	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	05-Apr-2010
ISIN	MYL5398OO002	Agenda		702296523 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve the Bursa Malaysia Securities Berhad  Bursa Securities
for the admission of the warrants to the official list of the main market of Bursa Securities, the listing and quotation of the warrants and new shares to be issued pursuant to the exercise of the warrants on the main market of Bursa Securities and the
approval of other relevant authorities; authorize the Board of
Directors of the Company  Board  to provisionally allot by way of a renounceable rights issue up to 267,696,915 warrants at an issue price of MYR 0.10 per Warrant to the shareholders of the
Company whose names appear in the record of depositors at the close of business on an entitlement date to be determined by the
Board  Entitled Shareholders , CONTD.
		Management	For	For
-
CONTD. on the basis of 1 warrant for every 8 existing shares held by the-Entitled Shareholders and on such other terms and
conditions as the Board may-determine  Proposed Rights Issue of
Warrants ; authorize the Board to-determine and vary if deemed fit, necessary and/or expedient, the exercise-price of the Warrants and the issue price and/or exercise price of any other-securities issued or to be issued in connection with the Proposed Rights-
Issue of Warrants; any Warrants which are not validly taken up or which are-not allotted for any reason whatsoever shall first be made available for-excess applications in such manner as the
Board shall determine at its-absolute discretion; CONTD.
Non-Voting
-
CONTD. the warrants shall be allotted and issued in registered form on the-basis that, subject to any adjustments to the
subscription rights attached to-the warrants under the provisions of the deed poll to be executed by the-Company constituting the warrants  Deed Poll , each warrant entitles its-holder to subscribe for 1 new share at an exercise price to be determined,-during its prescribed exercise period; the warrants and new shares to be-
issued pursuant to the exercise of the warrants shall be listed on the main-market of Bursa Securities; the proceeds of the
proposed Rights Issue of-Warrants be utilized for the purposes as specified CONTD.
Non-Voting
-
CONTD. and authorize the Board with full powers to vary the
manner and/or-purpose of utilization of such proceeds in such manner as the Board may deem-fit, necessary and/or expedient, subject  where required  to the approval of-the relevant authorities;
to deal with any fractional entitlements that may-arise from the
Proposed Rights Issue of Warrants in such manner and on such-
terms and conditions as the Board shall in its absolute discretion deem fit-or expedient or in the best interests of the Company; allot and issue such-number of additional warrants pursuant to the adjustments under the Deed Poll-Additional Warrants  and to
adjust from time to time the exercise price-and/or the par value of the new shares to which the holder(s) of the Warrants-are entitled to subscribe CONTD.
Non-Voting
-
CONTD. as a consequence of the adjustments under the
provisions in the Deed-Poll and/or to effect such modifications, variations and/or amendments as may-be imposed / required /
permitted by Bursa Securities and any other relevant-authorities or parties or otherwise; allot and issue such appropriate number-of new shares, credited as fully paid-up, to the holders of the warrants-arising from the exercise of the warrants and the
exercise of additional-warrants and all new shares to be issued pursuant to the exercise of the-warrants and the exercise of additional warrants shall, upon allotment and-issuance, rank pari passu in all respects with the existing shares, except-that the new shares shall not be entitled to any dividends, rights,-allotments and/or distributions which may be declared, CONTD.
Non-Voting
-
CONTD. made or paid to the shareholders of the Company, the
entitlement date-of which is prior to the date of allotment of the new shares; enter into the-Deed Poll with full powers to assent to any condition, modification,-revaluation, variation and/or
amendments  if any  as the Board may deem fit,-necessary and/or expedient or as may be imposed by the relevant authorities-and to take all steps as it may consider necessary in order to implement,-
finalize and give full effect to the deed poll subject to all provisions and-adjustments contained therein; enter into any underwriting agreement(s) for-the underwriting of any part of the Proposed
Rights Issue of Warrants and/or-the warrants and all other
documents,  agreements and/or arrangements CONTD.
Non-Voting
-
CONTD. in connection with the underwriting of the Proposed
Rights Issue of-Warrants and/or the warrants with such parties and upon such terms and-conditions as the Board may deem fit;
and do all acts, deeds and things and-execute, sign, deliver and cause to be delivered on behalf of the Company all-such
transactions, arrangements, agreements and/or documents as
may be-necessary or expedient in order to implement, give effect to and complete the-Proposed Rights Issue of Warrants with full powers to assent to any-condition, modification, variation and/or amendment to the terms of the-Proposed Rights Issue of
Warrants as the Board may deem fit, necessary and/or-expedient in the interests of the Company or as may be imposed by any-
relevant authority or consequent upon CONTD.
Non-Voting
-
CONTD. the implementation of the said conditions, modifications, variations-and/or amendments and to take all steps as it considers necessary in-connection with the Proposed Rights Issue of
Warrants; this resolution-constitutes approval for the issuance of securities in the Company-contemplated herein which is made
pursuant to an offer, agreement or option-and shall continue in full force and effect until all warrants, additional-warrants and new shares to be issued pursuant to or in connection with the-
Proposed Rights Issue of Warrants have been duly allotted and issued in-accordance with the terms of the Proposed Rights Issue of Warrants
Non-Voting

PTT AROMATICS AND REFINING PUBLIC COMPANY LTD, BAN
Security	Y71360112	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	05-Apr-2010
ISIN	TH0968010015	Agenda		702305473 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 659535 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Acknowledge the minutes of PTTAR 2009 AGM of shareholders on 07 APR 2009	Management	For	For
2.	Acknowledge the report of the Board of Directors relating to the Company's business operations for the year 2009	Management	For	For
3.	Approve the Company's balance sheets and profit and loss statements of the year 2009	Management	For	For
4.	Approve the distribution of profit for legal reserved and dividend payment for the operating results of the year 2009	Management	For	For
5.1A	Re-election of Dr. Norkun Sitthiphong as a Director	Management	For	For
5.1B	Re-election of Dr. Chokchal Aksaranan as a Director	Management	For	For
5.1C	Re-election of Mr. Prasert Bunsumpun as a Director	Management	For	For
5.1D	Re-election of Dr. Prajya Phinyawat as a Director	Management	For	For
5.1E	Re-election of Mr. Nathi Premnasmi as a Director	Management	For	For
5.2	Approve the remuneration of Directors	Management	For	For
6.
Appointment of Mr. Winid Silamongkol, C.P.A. [Thailand]
Reg.No.3378 and/or Mr. Vairoj Chindamaneepithak C.P.A.
[Thailand] Reg.No.3565 and/or Mr. Charoen Phosamritlert C.P.A.
[Thailand] Reg.no.4068 of the KPMG Phoomchai Audit Ltd. as the
Auditors for the year 2010 and fix the annual fee of 2,677,000
Baht, by the end of the year 2010
		Management	For	For
7.	Approve the issuance of debentures equivalent to and not over 500 million USD, operating period within 5 years 2010-2014	Management	For	For
8.	Other issues if any	Management	For	Against

PTT CHEMICAL PUBLIC CO LTD
Security	Y7135Z116	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	07-Apr-2010
ISIN	TH0882010018	Agenda		702253129 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 659781 DUE TO RECEIPT OF D-IRECTORS NAMES. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED-AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Approve the AGM of shareholders for 2009 held on 08 APR 2009	Management	For	For
2.	Acknowledge the Company's operation for the year 2009 and the recommendation for the Company's Business Plan	Management	For	For
3.	Approve the Company's financial statements including balance sheet and income statement for the YE 31 DEC 2009	Management	For	For
4.	Approve the appropriation of profit for the year 2009 operating results and dividend payout	Management	For	For
5.	Approve the Directors' remunerations	Management	For	For
6.1	Election of Mr. Somchai Kuvijitsuwan as a new Director to replace those who are due to retire by rotation	Management	For	For
6.2	Election of Mr. Tevin Vongvanich new Director to replace those who are due to retire by rotation	Management	For	For
6.3	Election of Mr. Cholanat Yanaranop new Director to replace those who are due to retire by rotation	Management	For	For
6.4	Election of Mr. Nontigorn Karnchanachitra new Director to replace those who are due to retire by rotation	Management	For	For
6.5	Election of Mr. Sombat Sarntijaree new Director to replace those who are due to retire by rotation	Management	For	For
7.	Appointment of the Auditor and fix the annual fee for 2010	Management	For	For
8.	Any other issues if any	Management	For	Against

KASIKORNBANK PUBLIC COMPANY LIMITED
Security	Y4591R118	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	07-Apr-2010
ISIN	TH0016010017	Agenda		702265427 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Adopt the minutes of AGM of shareholders No.97 held on 03 APR 2009	Management	For	For
2	Acknowledge the Board of Directors report on year 2009 operations	Management	For	For
3	Approve the balance sheet and the statement of income for the YE 31 DEC 2009	Management	For	For
4	Approve the appropriation of profit from 2009's operating results and dividend payment	Management	For	For
5.1	Election of Mr. Sukri Kaocharern as a Director who retires by rotation	Management	For	For
5.2	Election of Mr. Sarisdiguna Kitiyakara of as a who retires by rotation	Management	For	For
5.3	Election of Mr. Banthoon Lamsam as a Director who retires by rotation	Management	For	For
5.4	Election of Dr. Prasarn Trairatvorakul as a Director who retires by rotation	Management	For	For
5.5	Election of Dr. Schwin Dhammanungune as a Director who retires by rotation	Management	For	For
6	Approve the remuneration of the Director's	Management	For	For
7	Appointment and fix the remuneration of the Auditor	Management	For	For
8	Other issues if any	Management	For	Against

MAGYAR TELEKOM PLC
Security	X5187V109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	07-Apr-2010
ISIN	HU0000073507	Agenda		702301968 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 07
APR 2010 AT 12:00 P.M. CONSEQUENTLY, YOUR VOTING
INSTRUCTIONS-WILL REMAIN VALID FOR ALL CALLS
UNLESS THE AGENDA IS AMENDED. THANK YOU
Non-Voting

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 668486 DUE TO SPLIT OF RES-OLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND Y-OU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED.
Non-Voting

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY [POA]
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
1.1	General information to shareholders regarding the resolutions adopted by the 2-5 APR 2008 AGM	Non-Voting
1.2
Approve the Magyar Telekom Group's Y2007 consolidated annual financial statements prepared according to the International
Financial Reporting Standards (IFRS) and presentation of the relevant report of the Supervisory Board and the Auditor
		Management	For	For
1.3.A
Approve the Company's Y2007 stand alone financial statements prepared according to the Hungarian Accounting Standards
[HAR], presentation of the relevant report of the Supervisory
Board and the Auditor
		Management	For	For
1.3.B	Approve the Y2007 Company Governance and the Management report	Management	For	For
1.3.C	Approve to relief from liability of the Members of the Board of Directors for 2007	Management	For	For
1.4
Approve the use of the profit after tax earned in 2007,
presentation of the relevant report of the Supervisory Board and the Auditor, repeated decision on the use of the profit after tax earned in 2007
		Management	For	For
1.5.A	Amend Section 1.4 [sites and Branch offices of the Company] of Articles of Association of Magyar Telekom Plc	Management	For	For
1.5.B	Amend Section 1.6 [The Scope of Activities of the Company] of Articles of Association of Magyar Telekom Plc	Management	For	For
1.5.C	Amend Section 1.8 [Legal Succession] of Articles of Association of Magyar Telekom Plc	Management	For	For
1.5.D	Amend Section 4.5 [Payment of Dividends] of Articles of Association of Magyar Telekom Plc	Management	For	For
1.5.E
Amend Section 5.1 [Mandatory Dissemination of Information; 6.2
Matters within the Exclusive Scope of Authority of the General
Meeting, Section (i); 7.4.1 The Board of Directors, Section (b); 8.3
Duties] of Articles Association of Magyar Telekom Plc
		Management	For	For
1.5.F	Amend Section 7.6 [Minutes] of Articles of Association of Magyar Telekom Plc	Management	For	For
1.5.G	Amend Section 8.4.5 [Rules of Procedure] of Articles of Association of Magyar Telekom Plc	Management	For	For
1.5.H	Amend Section 8.7 [Audit Committee] of Articles of Association of Magyar Telekom Plc	Management	For	For
1.5.I	Amend Section 15.2 [Notices] of Articles of Association of Magyar Telekom Plc	Management	For	For
1.6	Amend the Rules of Procedure of the Supervisory Board	Management	For	For
1.7.A	Approve that Mr. Gregor Stucheli acted as the Member of the Board of Directors between 25 APR 2008 and 02 APR 2009	Management	For	For
1.7.B	Approve that Mr. Lothar Alexander Harings acted as the Member of the Board of Directors between 25 APR 2008 and 02 APR 2009	Management	For	For
1.8	Approve that Zsoltne Varga acted as the Member of the Supervisory Board from 25 APR 2008 until this date	Management	For	For
1.9
Approves that PricewaterhouseCoopers Kft. [1077 Budapest,
Wesselenyi u. 16; Auditor's Registration No: 001464), personally
Marta Hegedosne Szocs as registered Auditor [Chamber
Membership Number: 006838; address: 2071 Paty, Varhegyi u. 6;
mother's maiden name: Julianna Hliva] acted until 02 APR 2009 for year 2008 as the Auditor of the Company; the General Meeting confirms and approves that if Marta Hegedosne Szocs was
incapacitated Margit Gyurikne Sos (Chamber Membership
Number: 003662, mother's maiden name: Margit Varro, address:
1041 Budapest, Bercsenyi u. 11.) acted as the responsible Auditor of the Company
		Management	For	For
2.
Report of the Board of Directors on the management of Magyar
Telekom Plc., on-the business operation, on the business policy and on the financial situation-of the Company and Magyar
Telekom Group in 2009
Non-Voting
3.
Approve the 2009 consolidated annual financial statements of the
Company prescribed by the Accounting Act according to the
requirements of the International Financial Reporting Standards
(IFRS); presentation of the relevant report of the Supervisory
Board, the Audit Committee and the Auditor
		Management	For	For
4.
Approve the Y2009 Annual Report of the Company prepared
according to the Hungarian Accounting Regulations (HAR),
including Balance Sheet Total Assets of HUF 968,412 million and
After-tax Net Income of HUF 74,227 million
		Management	For	For
5.
Approve a dividend of HUF 74 per ordinary share (with a face value of HUF 100) shall be paid to the shareholders from the profit of 2009; the HUF 77,051,686,148 to be disbursed as dividends shall be paid from the after-tax profits of HUF 74,227,074,181 based on HAR figures and the remaining amount of HUF
2,824,611,967 shall be paid from retained earnings; 07 May 2010 shall be the first day of dividend disbursement; the record date shall be 30 APR 2010
		Management	For	For
6.
Authorize the Board of Directors to purchase a total of up to
104,274,254 ordinary shares (with a face value of HUF 100 each)
of Magyar Telekom Plc; the purpose of the authorization is to be able to supplement Magyar Telekom's current shareholder
remuneration policy to be more in line with international practice;
at the same time the Board of Directors believes dividend should remain the main method for shareholder remuneration; the
authorization will be valid for 18 months starting from the date of approval of this General Meeting resolution; the shares to be purchased on the basis of this authorization may not at any time account for more than 10% of the share capital of Magyar
Telekom Plc; the shares can be purchased through the Stock
Exchange; the equivalent value per share paid by Magyar
Telekom Plc. may not be more than 5% above the market price of the share determined by the opening auction on the trading day at the Budapest Stock Exchange; the minimum value to be paid for one share is HUF 1; the authorization may be exercised in full or in part, and the purchase can be carried out in partial tranches spread over various purchase dates within the authorization
period until the maximum purchase volume has been reached
		Management	For	For
7.	Approves the Corporate Governance and the Management Report Y2009 of the Company	Management	For	For
8.
Approve to grant the relief from liability for the Members of the
Board of the Company with respect to the 2009 business year in accordance with Section 30 (5) of the Companies Act; by granting this relief, the general meeting confirms that the Members of the
Board have performed their work in 2009 by giving priority to the interests of the Company; the relief from liability granted by this resolution shall be cancelled in the event of a subsequent binding court ruling declaring the information based on which the relief of liability was granted was false or insufficient
		Management	For	For
9.1	Amend Section 1.4. [Sites and Branch Offices of the Company] of Articles of Association of Magyar Telekom Plc	Management	For	For
9.2	Amend Section 1.6.2. [Other activities] of Articles of Association of Magyar Telekom Plc	Management	For	For
9.3	Amend Section 1.8.4 [Legal Succession] of Articles of Association of Magyar Telekom Plc	Management	For	For
9.4	Amend Section 1.8.5 [Legal Succession] of Articles of Association of Magyar Telekom Plc	Management	For	For
9.5	Amend Section 2.4. [Transfer of Shares (b), (c)] of Articles of Association of Magyar Telekom Plc	Management	For	For
9.6	Amend Section 5.1. [Mandatory Dissemination of Information] of Articles of Association of Magyar Telekom Plc	Management	For	For
9.7	Amend Section 6.2. [Matters within the Exclusive scope of Authority of the General Meeting (l)] of Articles of Association of Magyar Telekom Plc	Management	For	For
9.8	Amend section 6.3. [Passing Resolutions] of Articles of Association of Magyar Telekom Plc	Management	For	For
9.9	Amend Section 6.6. [Occurrence and Agenda of a General Meeting] of Articles of Association of Magyar Telekom Plc	Management	For	For
9.10	Amend Section 6.8. [Notice of General Meetings] of Articles of Association of Magyar Telekom Plc	Management	For	For
9.11	Amend Section 6.9. [Supplements of the agenda of a General Meeting] of Articles of Association of Magyar Telekom Plc	Management	For	For
9.12	Amend Section 6.11. [Quorum] of Articles of Association of Magyar Telekom Plc	Management	For	For
9.13	Amend Section 6.12. [Opening the General Meeting] of Articles of Association of Magyar Telekom Plc	Management	For	For
9.14	Amend Section 6.14. [Election of the Officials of the General Meeting] of Articles of Association of Magyar Telekom Plc	Management	For	For
9.15	Amend Section 6.18. [Passing Resolutions] of Articles of Association of Magyar Telekom Plc	Management	For	For
9.16	Amend Section 6.19. [Minutes of the General Meeting (6.19.1.)] of Articles of Association of Magyar Telekom Plc	Management	For	For
9.17	Amend Section 7.2. [Members of the Board of Directors] of Articles of Association of Magyar Telekom Plc	Management	For	For
9.18	Amend Section 7.4.1. [The Board of Directors (l)] of Articles of Association of Magyar Telekom Plc	Management	For	For
9.19	Amend Section 8.2. [Members of the Supervisory Board (8.2.1.)] of Articles of Association of Magyar Telekom Plc	Management	For	For
9.20	Amend Section 15.5. [Miscellaneous] of Articles of Association of Magyar Telekom Plc	Management	For	For
10.	Approve the amended and restated Rules of Procedure of the Supervisory Board with the modifications as specified in the submission	Management	For	For
11.A
Election of Dr. Ferri Abolhassan to the Members of the Board of
Directors of Magyar Telekom Plc, until 31 MAY 2013, provided that if the general meeting is held prior to 31 MAY of the year in which such mandate expires, then their assignment lasts until the date of the general meeting
		Management	For	For
11.B
Election of Dr. Istvan Foldesi to the Members of the Board of
Directors of Magyar Telekom Plc, until 31 MAY 2013, provided that if the general meeting is held prior to 31 MAY of the year in which such mandate expires, then their assignment lasts until the date of the general meeting
		Management	For	For
11.C
Election of Mr. Dietmar Frings to the Members of the Board of
Directors of Magyar Telekom Plc; until 31 MAY 2013, provided that if the general meeting in the third year is held prior to 31 MAY of the year in which such mandate expires, then their assignment lasts until the date of the general meeting
		Management	For	For
11.D
Election of Dr. Mihaly Galik to the Members of the Board of
Directors of Magyar Telekom Plc, until 31 MAY 2013, provided that if the general meeting is held prior to 31 MAY of the year in which such mandate expires, then their assignment lasts until the date of the general meeting
		Management	For	For
11.E
Election of Mr. Guido Kerkhoff to the Members of the Board of
Directors of Magyar Telekom Plc, until 31MAY, 2013, provided that if the general meeting is held prior to 31 MAY of the year in which such mandate expires, then their assignment lasts until the date of the general meeting
		Management	For	For
11.F
Election of Mr. Thilo Kusch to the Members of the Board of
Directors of Magyar Telekom Plc, until 31 MAY 2013, provided that if the general meeting is held prior to 31 MAY of the year in which such mandate expires, then their assignment lasts until the date of the general meeting
		Management	For	For
11.G
Election of Mr. Christopher Mattheisen to the Members of the
Board of Directors of Magyar Telekom Plc, until 31 MAY, 2013, provided that if the General Meeting is held prior to 31 MAY of the year in which such mandate expires, then their assignment lasts until the date of the general meeting
		Management	For	For
11.H
Election of Dr. Klaus Nitschke to the Members of the Board of
Directors of Magyar Telekom Plc, until 31 MAY 2013, provided that if the general meeting is held prior to 31 MAY of the year in which such mandate expires, then their assignment lasts until the date of the general meeting
		Management	For	For
11.I
Election of Mr. Frank Odzuck to the Members of the Board of
Directors of Magyar Telekom Plc, until 31 MAY 2013, provided that if the general meeting is held prior to 31 MAY of the year in which such mandate expires, then their assignment lasts until the date of the general meeting
		Management	For	For
11.J
Election of Dr. Ralph Rentschler to the Members of the Board of
Directors of Magyar Telekom Plc, until 31 MAY 2013, provided that if the general meeting is held prior to 31 MAY of the year in which such mandate expires, then their assignment lasts until the date of the general meeting
		Management	For	For
11.K
Election of Dr. Steffen Roehn to the Members of the Board of
Directors of Magyar Telekom Plc, until 31 MAY 2013, provided that if the general meeting in the third year is held prior to 31 MAY of the year in which such mandate expires, then their assignment lasts until the date of the general meeting
		Management	For	For
11.L	Approve to determine the remuneration of the Members of the Board Directors as follows: Chairman of the Board Directors: HUF 546,000 per month; Members of the Board Directors: HUF 364,000 per month	Management	For	For
12.A
Election of Dr. Janos Bito to the Members of the Supervisory
Board of Magyar Telekom Plc, until 31 MAY, 2013, provided that if the general meeting is held prior to 31 MAY of the year in which such mandate expires, then their assignment lasts until the date of the general meeting
		Management	For	For
12.B
Election of Mr. Attila Bujdoso to the Members of the Supervisory
Board of Magyar Telekom Plc, until 31 MAY 2013, provided that if the general meeting is held prior to 31 MAY of the year in which such mandate expires, then their assignment lasts until the date of the general meeting
		Management	For	For
12.C
Election Dr. Janos Illessy to the Members of the Supervisory
Board of Magyar Telekom Plc, until 31 MAY 2013, provided that if the general meeting in the third year is held prior to 31 MAY of the year in which such mandate expires, then their assignment lasts until the date of the general meeting
		Management	For	For
12.D
Election of Dr. Sandor Kerekes to the Members of the Supervisory
Board of Magyar Telekom Plc, until 31 MAY 2013, provided that if the general meeting is held prior to 31 MAY of the year in which such mandate expires, then their assignment lasts until the date of the general meeting
		Management	For	For
12.E
Election of Mr. Konrad Kreuzer to the members of the Supervisory
Board of Magyar Telekom Plc. until May 31, 2013, provided that if the General Meeting is held prior to May 31 of the year in which such mandate expires, then their assignment lasts until the date of the General Meeting
		Management	For	For
12.F
Election of Mr. Tamas Lichnovszky to the Members of the
Supervisory Board of Magyar Telekom Plc, until 31 MAY 2013,
provided that if the general meeting is held prior to 31 MAY of the year in which such mandate expires, then their assignment lasts until the date of the general meeting
		Management	For	For
12.G
Election of Mr. Martin Meffert to the Members of the Supervisory
Board of Magyar Telekom Plc, until 31 MAY 2013, provided that if the general meeting is held prior to 31 MAY of the year in which such mandate expires, then their assignment lasts until the date of the general meeting
		Management	For	For
12.H
Election of Dr. Laszlo Pap to the Members of the Supervisory
Board of Magyar Telekom Plc, until 31 MAY 2013, provided that if the general meeting is held prior to 31 MAY of the year in which such mandate expires, then their assignment lasts until the date of the General Meeting
		Management	For	For
12.I
Election of Dr. Karoly Salamon to the Members of the Supervisory
Board of Magyar Telekom Plc, until 31 MAY 2013, provided that if the general meeting is held prior to 31 MAY of the year in which such mandate expires, then their assignment lasts until the date of the general meeting
		Management	For	For
12.J
Election of Mrs. Zsoltne Varga to the Members of the Supervisory
Board of Magyar Telekom Plc, until 31 MAY 2013, provided that if the general meeting is held prior to 31 MAY of the year in which such mandate expires, then their assignment lasts until the date of the General Meeting
		Management	For	For
12.K
Election of Mr. Gyorgy Varju to the Members of the Supervisory
Board of Magyar Telekom Plc, until 31 MAY 2013, provided that if the general meeting is held prior to 31 MAY of the year in which such mandate expires, then their assignment lasts until the date of the general meeting
		Management	For	For
12.L
Approve to determine the remuneration of the Members of the
Supervisory Board as follows: Chairman of the Supervisory Board:
HUF 448,000 per month; Members of the Supervisory Board: HUF
294,000 per month
		Management	For	For
13.A
Election of Dr. Janos Bito to the Members of the Audit Committee
of Magyar Telekom Plc, until 31 MAY 2013, provided that if the general meeting is held prior to 31 MAY of the year in which such mandate expires, then their assignment lasts until the date of the general meeting
		Management	For	For
13.B
Election Dr. Janos Illessy to the Members of the Audit Committee
of Magyar Telekom Plc, until 31 MAY 2013, provided that if the general meeting is held prior to 31 MAY of the year in which such mandate expires, then their assignment lasts until the date of the
General Meeting
		Management	For	For
13.C
Election of Dr. Sandor Kerekes to the Members of the Audit
Committee of Magyar Telekom Plc, until May 31, 2013, provided that if the General Meeting is held prior to May 31 of the year in which such mandate expires, then their assignment lasts until the date of the General Meeting
		Management	For	For
13.D
Election of Dr. Laszlo Pap to the Members of the Audit Committee
of Magyar Telekom Plc, until 31 MAY 2013, provided that if the
General Meeting is held prior to May 31 of the year in which such mandate expires, then their assignment lasts until the date of the
General Meeting
		Management	For	For
13.E
Election of Dr. Karoly Salamon to the Members of the Audit
Committee of Magyar Telekom Plc, until 31 MAY 2013, provided that if the general Meeting is held prior to 31 MAY of the year in which such mandate expires, then their assignment lasts until the date of the general meeting
		Management	For	For
13.F	Approve to determine the remuneration of the Members of the Audit Committee as follows: Chairman of the Audit Committee: HUF 440,000 per month; Members of the Audit Committee: HUF 220,000 per month	Management	For	For
14.
Election of Magyar Telekom Plc. (the Company)
PricewaterhouseCoopers Ltd as the Auditor of (1077 Budapest,
Wesselenyi u. 16; Company Registration Number: 01-09-063022;
Registration Number: 001464) and approve to determine of its remuneration; designation of the Auditor who will be personally responsible for the audit of the Company and designation of the
Deputy Auditor
		Management	For	For

AMERICA MOVIL SAB DE CV, MEXICO
Security	P0280A101	Meeting Type		Special General Meeting
Ticker Symbol		Meeting Date	07-Apr-2010
ISIN	MXP001691213	Agenda		702303708 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Appointment and/or ratification, if relevant, of the members of the Board of Directors of the Company who are to be appointed by the series L Shareholders of the Company	Management	For	For
2.	Approve the designation of delegates who will carry out the resolutions passed by this meeting and, if relevant, formalize them as appropriate; resolutions in this regard	Management	For	For

AMERICA MOVIL SAB DE CV, MEXICO
Security	P0280A101	Meeting Type	Ordinary General Meeting
Ticker Symbol	Meeting Date	07-Apr-2010
ISIN	MXP001691213	Agenda	702317579 - Management
Item	Proposal	Type	Vote	For/Against Management
PLEASE NOTE THAT THESE SHARES HAVE NO VOTING RIGHTS, SHOULD YOU WISH TO ATTEND-THE MEETING PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD BY CONTACTING YOUR-CLIENT REPRESENTATIVE. THANK YOU	Non-Voting

PLEASE BE ADVISED THAT ISSUER HAS INFORMED US
THAT FOREIGNERS DO NOT HAVE RIGH-T TO PARTICIPATE
ON THE ORDINARY SHAREHOLDER MEETING OF AMXL.
THEREFORE, WE WI-LL CONSIDER YOUR INSTRUCTIONS AS
NULL BEST REGARDS. THANK YOU.
Non-Voting
1.
The information from the general Director prepared in accordance with the term-s of Article 172 of the general mercantile Companies
Law and 44, part xi, of t-he Securities Market law, accompanied by the opinion of the Outside Auditor, r-egarding the operations and results of the Company for the FYE on 31 DEC 2009,-as well as t he opinion of the Board of Director's of the Company
regarding t-he content of said report; the report from the Board of
Directors that is refe-rred to in line b of Article 172 of the general mercantile Companies Law, in w-hich are established and
explained the main accounting and information policie-s and
criteria followed in the preparation of the Company's financial informat-ion; the information from the Board of Directors regarding the transactions an-d activities in which it intervened in
accordance with the terms of Article 28-, part iv, line e, of the
Securities Market Law; the annual report regarding t-he activities conducted by the Audit Committee of the Company in accordance wi-th the terms of Article 43 of the Securities Market Law and the report with re-gard to the subsidiaries of the Company; the
financial statements of the Compa-ny to 31 DEC 2009, which
include a proposal for the allocation of profit, incl-uding the proposal for the payment of a cash dividend to shareholders of the
C-ompany; the report regarding the fulfillment of the tax
obligations that are t-he Company's responsibility in accordance with Article 86, part xx, of the inc-ome tax law
Non-Voting
2.
Ratification, as the case may be, of the performance of the
Company's Board of-Directors and general Director for FY 2009 and appointment and/or ratificatio-n, as the case may be, of the persons to become Members of the Company's Board-of
Directors, the Secretary and assistant Secretaries of such Board and the C-hairman of the Company's Audit and Corporate
Practices Committee, as well as t-he determination of their
compensations, resolutions in connection thereto
Non-Voting
3.
Ratification, as the case may be, of the Executive Committees performance, of-the Audit and Corporate practices and
transactions Committee in puerto rico an-d the United States of
America for FY 2009 and appointment and/or ratification-, as the case may be, of the persons to become Members of the
Company's Execut-ive Committee, the Audit and corporate
practices an d transactions committee i-n Puerto rico and the
United States of America, as well as the determination o-f the relevant compensations, resolutions in connection thereto
Non-Voting
4.
Presentation and, as the case may be, approval of the Board of
Directors, repo-rt on the Company's policies regarding the
acquisition of own shares and, as t-he case may be, the
placement thereof, presentation and, as the case may be, a-
pproval of a proposal in order to increase the amount of funds currently avail-able for the acquisition of own shares, in terms of the provisions contained i-n Article 56 of the securities market law, resolutions in connection thereto
Non-Voting
5.	Appointment of delegates to comply the resolutions adopted by this meeting and-, as the case may be, to formalize them as applicable, resolutions in connecti-on thereto	Non-Voting

INDUSTRIAL AND COMMERCIAL BANK OF CHINA LIMITED
Security	ADPV10686	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	08-Apr-2010
ISIN	CNE1000003G1	Agenda		702251721 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Appointment of Ms. Wang Lili as an Executive Director of the bank	Management	For	For
2.	Approve the fixed assets investment budget of the bank for 2010	Management	For	For

BANK OF AYUDHYA PUBLIC CO LTD BAY
Security	Y0644Q115	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	08-Apr-2010
ISIN	TH0023010018	Agenda		702307530 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 662500 DUE TO RECEIPT OF D-IRECTOR NAMES. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED-AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1	Adopt the minutes of the EGM of shareholders number 2/2009 held on 27 AUG 2009	Management	For	For
2	Approve to acknowledge the Board of Directors annual report	Management	For	For
3	Approve to acknowledge the payment of interim dividend for the first half-year ended 30 JUN 2009	Management	For	For
4	Approve to acknowledge the sale and purchase of shares to adjust the shareholding percentage in Ayudhya Fund Management Co Ltd and Prima Vest Asset Management Co Ltd	Management	For	For
5	Approve the bank's balance sheets and profit and loss statements for the FYE 31 DEC 2009	Management	For	For
6	Approve the performance allocation for the period ended 31 DEC 2009 and dividend payment	Management	For	For
7.1.1	Election of Mr. Virojn Srethapramotaya as a non-executive Director to replace the retired by rotation Directors	Management	For	For
7.1.2	Election of Mr. Pongpinit Tejagupta as a Non-Executive Director to replace the retired by rotation Directors	Management	For	For
7.1.3	Election of Mr. Des O Shea as a Non-Executive Director to replace the retired by rotation Directors	Management	For	For
7.1.4	Election of Miss. Potjanee Thanavaranit as a Independent Director to replace the retired by rotation Directors	Management	For	For
7.2	Approve to increase the number of Director and Election of Miss Nopporn Tirawattanagool as a additional non-executive Director	Management	For	For
8	Approve the Directors remuneration	Management	For	For
9	Appoint the Auditors and approve the audit fees	Management	For	For
10	Amend the Article 1, Article 4, Article 9, Article 9. BIS, Article 22, Article 36, Article 42, and Article 53 BIS of the bank's Articles of Association	Management	For	For
11	Other business [if any]	Management	For	Against

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN TEXT OF RESOLUTION. IF YO-U HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS-YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

PTT PUBLIC COMPANY LIMITED
Security	Y6883U113	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	09-Apr-2010
ISIN	TH0646010015	Agenda		702250680 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve to certify the 2009 AGM minutes on 10 APR 2009	Management	For	For
2	Approve the 2009 performance statement and the 2009 financial statement, end up on 31 Dec 2009	Management	For	For
3	Approve the 2009 Net Profit Allocation Plan and Dividend Policy	Management	For	For
4	Appointment of an Auditor and consider the 2010 Auditor fees	Management	For	For
5	Approve the 2010 Board of Directors' remuneration	Management	For	For
6.1	Election of Director in replacement: Mrs. Benja Louichareon	Management	For	For
6.2	Election of Director in replacement: Mr. Pichai Chunhavajira	Management	For	For
6.3	Election of Director in replacement: Mr. Krairit Nilkuha	Management	For	For
6.4	Election of Director in replacement: Mr. Nontigorn Kanchanachitra	Management	For	For
6.5	Election of Director in replacement: Mr. Piyawat Niyomrerks	Management	For	For
7	Approve the 5 years External Fund Raising Plan during 2010- 2014 for Financial Investment Plan and/or working capital and/or debt Re-financing Plan of approximately THB 80,000,000,000 in total	Management	For	For
8	Other matters if any	Management	For	Against

EGYPTIAN FINANCIAL GROUP-HERMES HOLDING COMPANY
Security	M3047P109	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	11-Apr-2010
ISIN	EGS69101C011	Agenda		702304469 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
1	Approve to move the Head Office of the Company to smart village and amend the decree 4 from the basic regulations	Management	For	For
2	Amend the decree 19 which will increase the maximum number of Board of Directors Members from 11 Member to 13 Member including to experienced Members	Management	For	For
3	Approve the future assembly meetings are to be held within 6 OCT or Giza area and amend decree Number 37	Management	For	For
4	Approve the suggestion of amending decree number 55 regarding the right to distribute profits during the FY after the approval of the general meeting will be to experienced Members	Management	For	For

EGYPTIAN FINANCIAL GROUP-HERMES HOLDING COMPANY
Security	M3047P109	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	11-Apr-2010
ISIN	EGS69101C011	Agenda		702315082 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT
Non-Voting
1	Ratify the Board of Directors' report for the FYE 31 DEC 2009	Management	For	For
2	Ratify the Auditor's [KPMG - Hazem Hassan] report on the financial statements for the FYE 31 DEC 2009	Management	For	For
3	Ratify the financial statements for the FYE 31 DEC 2009	Management	For	For
4	Approve the appropriations account for the FYE 31 DEC 2009	Management	For	For
5	Approve the release of the Board of Directors' from liability for Management for the FYE 31 DEC 2009	Management	For	For
6	Approve the Board of Directors' remuneration and allowances for the FY 2010	Management	For	For
7	Approve the re-appointment of the Auditors [KPMG - Hazem Hassan] for the FY 2010 and determining their fees	Management	For	For
8	Approve the donations made in 2009 and authorization to the Board of Directors to make donations in excess of EGP 1,000 during the FY 2010	Management	For	For

BANGKOK BK PUB LTD
Security	Y0606R119	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	12-Apr-2010
ISIN	TH0001010014	Agenda		702265833 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the minutes of the 16th annual ordinary meeting of shareholders held on 10 APR 2009	Management	For	For
2	Acknowledge the report on the results of the operations for the year 2009 as presented in the annual report	Management	For	For
3	Acknowledge the report of the Audit Committee for the year 2009	Management	For	For
4	Approve the balance sheet and the profit and loss statement for the year 2009	Management	For	For
5	Approve the appropriation of profit and the payment of dividend for the year 2009	Management	For	For
6.1	Election of Mr. Chatri Sophonpanich as a Director, in place of those retiring	Management	For	For
6.2	Election of Mr. Kosit Panpiemras as a Director, in place of those retiring by	Management	For	For
6.3	Election of Mr. Piti Sithi-Amnuai as a Director, in place of those retiring	Management	For	For
6.4	Election of Mr. Prasong Uthaisangchai as a Director, in place of those	Management	For	For
6.5	Election of Mr. Pornthep Phornprapha as a Director, in place of those	Management	For	For
6.6	Election of Mrs. Gasinee Witoonchart as a Director, in place of those	Management	For	For
7	Acknowledge the Directors' remuneration	Management	For	For
8	Appointment of the Auditors and approve to determine the remuneration	Management	For	For
9	Other business	Management	For	Against

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

GRUPO BIMBO SAB DE CV, MEXICO
Security	P4949B104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	14-Apr-2010
ISIN	MXP495211262	Agenda		702291131 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve or modify the report from the Board of Directors that is referred to in the main part of Article 172 of the General Mercantile
Companies Law, including the Company's audited financial
statements, consolidated with those of its subsidiary Companies, for the FYE on 31 DEC 2009, after a reading of the following reports from the Chairperson of the Board of Directors, from the
General Director, from the outside Auditor and from the
Chairpersons of the Audit and Corporate Practices Committees of
the Company
		Management	For	For
2	Approve the report that is referred to in Article 86, part XX, of the Income Tax Law, regarding compliance with the Company's tax obligations	Management	For	For
3	Approve the allocation of results for the FYE on 31 DEC 2009	Management	For	For
4	Approve the payment of a cash dividend in the amount of MXN 0.50, for each one of the shares that represent the share capital of the Company that are in circulation	Management	For	For
5	Ratify the appointment of the Members of the Board of Directors and the determination of their compensation	Management	For	For
6	Ratify the appointment of the Chairpersons and members of the Audit and corporate practices Committees of the Company, as well as the determination of their compensation	Management	For	For
7
Receive the report regarding the purchase of the Company's own shares, as well as the determination of the maximum amount of funds that the Company can allocate to the purchase of its own shares, in accordance with the terms of Article 56, Part IV, of the securities Market Law
		Management	For	For
8	Approve the designation of special delegates	Management	For	For

AYALA LD INC
Security	Y0488F100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	14-Apr-2010
ISIN	PHY0488F1004	Agenda		702305992 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 668125 DUE TO CHANGE IN VO-TING STATUS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
	Proof of notice and determination of quorum	Non-Voting
1.	Approve the minutes of previous meeting	Management	For	For
2.	Approve the annual report	Management	For	For
3.	Ratify all acts and resolutions of the Board of Directors and the Executive Committee adopted during the proceeding year	Management	For	For
4.1	Election of Fernando Zobel de Ayala as a Director	Management	For	For
4.2	Election of Jaime Augusto Zobel de Ayala as a Director	Management	For	For
4.3	Election of Antonino T. Aquino as a Director	Management	For	For
4.4	Election of Delfin L. Lazaro as a Director	Management	For	For
4.5	Election of Aurelio R. Montinola III as a Director	Management	For	For
4.6	Election of Mercedita S. Nolledo as a Director	Management	For	For
4.7	Election of Francis G. Estrada as an Independent Director	Management	For	For
4.8	Election of Jaime C. Laya as an Independent Director	Management	For	For
4.9	Election of Oscar S. Reyes as an Independent Director	Management	For	For
5.	Election of Sycip Gorres Velayo and Company as an Independent Auditors and approve to fix their remuneration	Management	For	For
6.	Transact such other business	Management	For	Against
	Adjournment	Non-Voting

AYALA CORP
Security	Y0486V115	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	16-Apr-2010
ISIN	PHY0486V1154	Agenda		702234117 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the determination of quorum	Management	For	For
2.	Approve the minutes of the previous meeting	Management	For	For
3.	Approve the annual report	Management	For	For
4.	Ratify all acts and resolutions of the Board of Directors and the Management adopted during the preceding year	Management	For	For
5.	Elect the Directors [including the Independent Directors]	Management	For	For
6.	Elect the Auditors and approve to fix their remuneration	Management	For	For
7.	Other business	Non-Voting
8.	Adjournment	Management	For	For

SHENZHEN INTERNATIONAL HOLDINGS LTD
Security	G8086V104	Meeting Type		Special General Meeting
Ticker Symbol		Meeting Date	16-Apr-2010
ISIN	BMG8086V1046	Agenda		702321516 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "1". THANK YOU.	Non-Voting
1
Approve the entering into of the capital increase agreement dated
21 MAR 2010 (the "Agreement") (as specified) by Shenzhen
International Total Logistics (Shenzhen) Co., Ltd.  "Total Logistics"
, a company established under the laws of the PRC and a wholly owned subsidiary of the Company, Air China Limited and
Shenzhen Huirun Investment Co. Ltd. in relation to the capital contribution totaling RMB 1,030,125,000 to Shenzhen Airlines
Limited "Shenzhen Airlines") and the contribution by Total
Logistics of RMB 347,981,250 to subscribe for an additional
registered capital of RMB 173,125,000 in Shenzhen Airlines, and the transactions contemplated thereunder; and CONTD.
		Management	For	For
-
CONTD. authorize the Board of Directors of the Company (the
"Board") to do-all such acts and things and execute all such documents as it considers-necessary or expedient or desirable in connection with, or to give effect to,-the Agreement and to
implement the transactions contemplated thereunder and-to agree to such variations, amendments or waivers of matters relating-
thereto as are, in the opinion of the Board, in the interest of the
Company
Non-Voting

DATANG INTERNATIONAL POWER GENERATION CO LTD
Security	Y20020106	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	19-Apr-2010
ISIN	CNE1000002Z3	Agenda		702253561 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL THE RESOLUTIONS. THANK YOU.	Non-Voting
1
Approve the fund contribution of Datang Energy and Chemical
Company Limited 'Energy and Chemical Company'  to establish
Inner Mongolia Datang International Duolun Coal Chemical
Company Limited  'Duolun Coal Chemical Company' , for the
purposes of constructing and operating the Duolun Coal Chemical
Project
		Management	For	For
2	Approve the provision of counter-guarantee by the Company for a loan of Hong Kong Company	Management	For	For
3	Approve the provision of entrusted loan to Duolun Coal Chemical Company by China Datang Finance Company Limited under the Revolving Entrusted Loan Agreement 'Datang Finance Company'	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN TEXT OF RESOLUTION 2 AND-INSERTION OF ADDITIONAL
COMMENT. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
PLEAS-E DO NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTR-UCTIONS.
THANK YOU.
Non-Voting
	CDC AND ITS ASSOCIATES WILL ABSTAIN FROM VOTING FOR RESOLUTION 2 IN THE EGM.	Non-Voting

ELSWEDY CABLES
Security	M398AL106	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	19-Apr-2010
ISIN	EGS3G0Z1C014	Agenda		702322645 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
1	Receive the Board of Directors report of the Company activity during FYE 31 DEC 2009	Management	For	For
2	Receive the Auditor report of the financial statements for FYE 31 DEC 2009	Management	For	For
3	Approve the compensation contracts done during FYE 31 DEC 2009 and delegating the Board to make compensation contracts with shareholders and Board of Directors	Management	For	For
4	Approve the financial statements for the Company for the FYE 31 DEC 2009	Management	For	For
5	Approve the profit distribution list for the FYE 31 DEC 2009	Management	For	For
6	Adopt the restructure of the Board of the Company during the previous period	Management	For	For
7	Approve the Board and evacuating their responsibility during FYE 31 DEC 2009	Management	For	For
8	Approve to determine the attendance and transportation allowances for the Chairman and members of the Board of Directors for 2010	Management	For	For
9	Appointment of Auditor for FYE 31 DEC 2010 and determining his fees	Management	For	For
10	Approve to delegate the Board to give donations during 2010	Management	For	For

GRUPO MODELO SAB DE CV
Security	P4833F104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		19-Apr-2010
ISIN	MXP4833F1044	Agenda		702336771 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT ONLY MEXICAN NATIONALS MAY PARTICIPATE IN THIS MEETING-THEREFORE THESE SHARES HAVE NO VOTING RIGHTS	Non-Voting
I
Report from the Board of Directors regarding the FYE on 31 DEC
2009, in-accordance with the terms of that which is provided for in part iv of Article-28 of the securities market law and other, applicable legal provisions
Non-Voting
II	Proposals in relation to the allocation of results, including the payment of-a cash dividend	Non-Voting
III
Report regarding the situation of the funds for the purchase of the
Company's-own shares and proposal and, if relevant, approval of the maximum amount of-funds that can be allocated for the
acquisition of the Company's own shares-for the 2010 FY
Non-Voting
IV	Remuneration for the members of the Board of Directors, both full and-alternate and for the secretary and vice secretary of the Company	Non-Voting
V	Appointment or ratification, if relevant, of the people who will make up the	Non-Voting
VI	Appointment or ratification, if relevant, of the members of the executive	Non-Voting
VII	Appointment or ratification, if relevant, of the Chairpersons of the audit	Non-Voting
VIII	Designation of delegates who will carry out the resolutions passed by this-meeting and, if relevant, formalize them as appropriate	Non-Voting

ELSWEDY CABLES
Security	M398AL106	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	19-Apr-2010
ISIN	EGS3G0Z1C014	Agenda		702344223 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
1	Approve to increase the Company's licensed capital with an amount of EGP 3,500,000,000 to become EGP 5,000,000,000	Management	For	For
2	Approve to increase the issued capital BU issuing free shares by issuing 39,660,000 shares with an amount of EGP 396,600,000	Management	For	For
3	Approve to modify Articles No 2, 6 and 7 from the Company main policy	Management	For	For
4	Approve to modify the Company name	Management	For	For

BANK OF COMMUNICATIONS CO LTD
Security	Y06988102	Meeting Type		Class Meeting
Ticker Symbol		Meeting Date	20-Apr-2010
ISIN	CNE100000205	Agenda		702271127 - Management
Item	Proposal	Type	Vote	For/Against Management
S.1.1
Approve to note that the Bank has complied with the relevant qualification requirements under the PRC laws and regulations in order to issue new shares pursuant to the Rights Issue [as defined in the circular issued by the Bank to the Shareholders dated 02
MAR 2010 [the "Circular"]]; subject to the fulfillment of the conditions in respect of the Rights Issue as specified in the
Circular, the issue by way of rights of the ordinary shares [the
"Shares"] of RMB 1.00 each in the capital of the Bank, on: Class and Par Value of the Shares to be issued
		Management	For	For
S.1.2
Approve to note that the Bank has complied with the relevant qualification requirements under the PRC laws and regulations in order to issue new shares pursuant to the Rights Issue [as defined in the circular issued by the Bank to the Shareholders dated 02
MAR 2010 [the "Circular"]]; subject to the fulfillment of the conditions in respect of the Rights Issue as specified in the
Circular, the issue by way of rights of the ordinary shares [the
"Shares"] of RMB 1.00 each in the capital of the Bank, on: Ratio and Number of the Shares to be issued
		Management	For	For
S.1.3
Approve to note that the Bank has complied with the relevant qualification requirements under the PRC laws and regulations in order to issue new shares pursuant to the Rights Issue [as defined in the circular issued by the Bank to the Shareholders dated 02
MAR 2010 [the "Circular"]]; subject to the fulfillment of the conditions in respect of the Rights Issue as specified in the
Circular, the issue by way of rights of the ordinary shares [the
"Shares"] of RMB 1.00 each in the capital of the Bank, on:
Subscription Pricing and Price Determination Basis
		Management	For	For
S.1.4
Approve to note that the Bank has complied with the relevant qualification requirements under the PRC laws and regulations in order to issue new shares pursuant to the Rights Issue [as defined in the circular issued by the Bank to the Shareholders dated 02
MAR 2010 [the "Circular"]]; subject to the fulfillment of the conditions in respect of the Rights Issue as specified in the
Circular, the issue by way of rights of the ordinary shares [the
"Shares"] of RMB 1.00 each in the capital of the Bank, on: Target
Subscribers
		Management	For	For
S.1.5
Approve to note that the Bank has complied with the relevant qualification requirements under the PRC laws and regulations in order to issue new shares pursuant to the Rights Issue [as defined in the circular issued by the Bank to the Shareholders dated 02
MAR 2010 [the "Circular"]]; subject to the fulfillment of the conditions in respect of the Rights Issue as specified in the
Circular, the issue by way of rights of the ordinary shares [the
"Shares"] of RMB 1.00 each in the capital of the Bank, on: Use of
Proceeds
		Management	For	For
S.1.6
Approve to note that the Bank has complied with the relevant qualification requirements under the PRC laws and regulations in order to issue new shares pursuant to the Rights Issue [as defined in the circular issued by the Bank to the Shareholders dated 02
MAR 2010 [the "Circular"]]; subject to the fulfillment of the conditions in respect of the Rights Issue as specified in the
Circular, the issue by way of rights of the ordinary shares [the
"Shares"] of RMB 1.00 each in the capital of the Bank, on: Validity of this Special Resolution
		Management	For	For
S.1.7
Approve to note that the Bank has complied with the relevant qualification requirements under the PRC laws and regulations in order to issue new shares pursuant to the Rights Issue [as defined in the circular issued by the Bank to the Shareholders dated 02
MAR 2010 [the "Circular"]]; subject to the fulfillment of the conditions in respect of the Rights Issue as specified in the
Circular, the issue by way of rights of the ordinary shares [the
"Shares"] of RMB 1.00 each in the capital of the Bank, on:
Authorization to the Board
		Management	For	For

BRITISH AMERICAN TOBACCO (MALAYSIA) BHD
Security	Y0971P110	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	20-Apr-2010
ISIN	MYL4162OO003	Agenda		702309382 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the audited financial statements for the FYE 31 DEC 2009 and the reports of the Directors and Auditors thereon	Management	For	For
2	Approve to sanction the declaration and payment of a final dividend	Management	For	For
3.1	Re-elect Stephen Ja Mes Rush as a Director, who retire by rotation in accordance with Article 97(1) and (2) of the Company Articles of Association	Management	For	For
3.2	Re-elect Dato Chan Choon Ngai as a Director, who retire by rotation in accordance with Article 97(1) and (2) of the Company Articles of Association	Management	For	For
4
Re-appoint, Tan Sri Abu Talib Bin Othman as a Director of the
Company, who retires pursuant to Section 129(2) of the
Companies act, 1965, to hold office until the conclusion of the next
AGM of the Company
		Management	For	For
5	Re-appoint Messrs. Pricewaterhouse Coopers as the Auditors of the Company and authorize the Directors to fix their remuneration	Management	For	For
6	Approve to renewal of the recurrent reports mandate	Management	For	For
7	Other Business	Non-Voting

BANK OF COMMUNICATIONS CO LTD
Security	Y06988102	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	20-Apr-2010
ISIN	CNE100000205	Agenda		702335399 - Management
Item	Proposal	Type	Vote	For/Against Management
S.1
Approve subject to the fulfillment of the conditions in respect of the rights issue as set out in the circular, the issue by way of rights of the ordinary shares of RMB 1.00 each in the capital of the Bank, on the following structure and terms
		Management	For	For
S.1.1	Approve class and par value of the shares to be issued	Management	For	For
S.1.2	Approve ratio and number of the shares to be issued	Management	For	For
S.1.3	Approve subscription pricing and price determination basis	Management	For	For
S.1.4	Approve target subscription	Management	For	For
S.1.5	Approve use of proceeds	Management	For	For
S.1.6	Approve validity of this special resolution	Management	For	For
S.1.7	Approve to authorize the Board	Management	For	For
2.
Approve subject to the completion of the rights issue, the proposal that the existing shareholders and new shareholders alike shall be entitled to the undistributed profits of the Bank accrued before the completion of the right issue, further details of which are set out in the circular
		Management	For	For
3.	Approve proposal in relation to the feasibility report on the use of proceeds of the rights issue was by the Board on 23 FEB 2010, further details of which are set out in the circular	Management	For	For
4.
Approve pursuant to the applicable Laws and regulations of the
PRC, a proposal has been prepared by the Board on the use of proceeds from the previous fund raising exercise of the Bank, further details of which are set out in the Circular
		Management	For	For
5.	Approve the proposal in relation to the profit distribution plan of the bank and the recommendation of a dividend for the YE 31 DEC 2009	Management	For	For

CHAROEN POKPHAND FOODS PUBLIC CO LTD
Security	Y1296K117	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	21-Apr-2010
ISIN	TH0101010Z14	Agenda		702309798 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve to adopt the minutes of the annual general shareholders' meeting of 2009 .	Management	For	For
2	Acknowledge the report on the company's operations for the year 2009	Management	For	For
3	Approve the balance sheet and the statement of income for the YE 31 DEC 2009 .	Management	For	For
4	Acknowledge the interim dividend payment of the year 2009 .	Management	For	For
5	Approve the appropriation of profit and annual dividend payment for the year 2009	Management	For	For
6	Appointment of the Directors to replace Directors who retire by rotation and	Management	For	For
7	Approve the remuneration for the Directors	Management	For	For
8	Appointment of the Company's Auditors and fix the remuneration for the year	Management	For	For
9	Approve to accept the entire business transfer from Pokphand Aquatech Company Limited	Management	For	For
10	Approve to respond to the queries	Management	For	For

KOC HLDG
Security	M63751107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	21-Apr-2010
ISIN	TRAKCHOL91Q8	Agenda		702315272 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: POWER
OF ATTORNEY (POA) REQUIRMENTS-VARY BY CUSTODIAN.
GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
WOULD-ELIMINATE THE NEED FOR THE INDIVIDUAL
BENEFICIAL OWNER POA. IN THE ABSENCE OF-THIS
ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER POA
MAY BE REQUIRED. IF YOU-HAVE ANY QUESTIONS PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
THANK-YOU.
Non-Voting
1	Opening and forming the presidency of Board	Management	For	For
2	Receive the reports of Board Members, Auditors and the independent audit firm; approve the financial statements	Management	For	For
3	Approve the amendments of Board Members	Management	For	For
4	Approve that release of Board Members and Auditors	Management	For	For
5	Approve to take a decision for amendments on items 4, 7, 8, 32 and temporary item	Management	For	For
6	Approve to inform the shareholders about dividend distribution policy	Management	For	For
7	Approve the dividend distribution and its pay date	Management	For	For
8	Approve to inform the shareholders about information policy	Management	For	For
9	Approve to inform the shareholders about given collaterals, mortgages, pawns and pledges	Management	For	For
10	Approve the independent audit firm	Management	For	For
11	Approve to determine the numbers and terms of office of Board Members and their election	Management	For	For
12	Approve to determine the numbers of Auditors and their election	Management	For	For
13	Approve to determine the wages of Board Members and Auditors	Management	For	For
14	Approve to inform the shareholders about donations	Management	For	For
15	Approve to permit the Board Members as per items 334 and 335 of Turkish Commercial Code	Management	For	For
16	Authorize the Board Members to sign the Minutes of meeting	Management	For	For
17	Wishes	Management	For	For

ABSA GROUP LTD
Security	S0269J708	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	21-Apr-2010
ISIN	ZAE000067237	Agenda		702338573 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the Group's and the Company's audited financial statements for the YE 31 DEC 2009	Management	For	For
2.	Approve to sanction the proposed remuneration payable to Non- Executive Directors from 01 MAY 2010, as specified	Management	For	For
3.	Re-appointment of PricewaterhouseCoopers Inc. and Ernst & Young Inc. as the Auditors of the Company until the conclusion of the next AGM	Management	For	For
4.1	Re-elect of D. C. Brink as a Director of the Company	Management	For	For
4.2	Re-elect of B. P. Connellan as a Director of the Company	Management	For	For
4.3	Re-elect of G. Griffin as a Director of the Company	Management	For	For
4.4	Re-elect of D. C. Arnold as a Director of the Company	Management	For	For
4.5	Re-elect of S. A. Fakie as a Director of the Company	Management	For	For
4.6	Re-elect of L. L. Von Zeuner as a Director of the Company	Management	For	For
4.7	Re-elect of B. J. Willemse as a Director of the Company	Management	For	For
4.8	Re-elect of R. Le Blanc as a Director of the Company	Management	For	For
4.9	Re-elect of M. J. Husain as a Director of the Company	Management	For	For
4.10	Re-elect of S. G. Pretorius as a Director of the Company	Management	For	For
5.	Appointment of D. W. P. Hodnett as a Director of the Company on 01 MAR 2010	Management	For	For
6.
Authorize the Directors, in terms of Sections 221 and 222 of the
Companies Act no 61 of 1973, as amended (the Companies Act), in order to provide the directors with flexibility to issue the unissued ordinary shares as and when suitable situations arise authorized but unissued ordinary shares of the Company (other than those specifically identified and authorized for issue in terms of any other authority by shareholders) are hereby placed under the control of the Directors subject to any applicable legislation and the Listings Requirements of the JSE Limited (JSE) from time to time and any other stock exchange upon which ordinary shares in the capital of the Company may be quoted or listed from time to time to allot and.issue those ordinary shares on any such terms and conditions as they deem fit, subject to the proviso that the aggregate number of ordinary shares able to be allotted and
issued in terms of this resolution shall be limited to 5% of the number of ordinary shares in issue as at 31 DEC 2009 the
maximum number of shares that can be allotted and issued in
terms of the above is 35,910,502 ordinary shares being 5% of the
718,210,043 ordinary shares in issue as at 31 DEC 2009
		Management	For	For
S.7
Authorize the Company, in terms of Section 85 of the Companies
Act or any subsidiary of the Company, the Company's Articles of
Association and the JSE Listings Requirements from time to time and any other stock exchange upon which the securities in the capital of the Company may be quoted or listed from time to time, repurchase ordinary shares issued by the Company; and may be varied by a special resolution by any general meeting of the
		Management	For	For

Company at any time prior to the next AGM it is recorded that the
Company or any subsidiary of the Company may only make a
general repurchase of ordinary shares if the repurchase of
ordinary shares is effected through the order book operated by the
JSE trading system and is done without any prior understanding or arrangement between the Company or the relevant subsidiary and the counterparty; the Company or the relevant subsidiary is authorized thereto by its Articles of Association; and in terms of a special resolution of the Company or the relevant subsidiary in general meeting; repurchases are made at a price no greater than
10% the volume weighted average of the market value for the
ordinary shares for the 5 business days immediately preceding the date on which the repurchase is effected; at any point in time, the
Company or the relevant subsidiary may only appoint one agent to effect any repurchases on the Company's behalf; the Company or the relevant subsidiary only undertake repurchases if, after such repurchase, the Company still complies with shareholder-spread requirements in terms of the JSE Listings Requirements; the
Company or the relevant subsidiary does not repurchase
securities during a prohibited period defined in terms of the JSE
Listings Requirements, unless it has a repurchase programme
where the dates and quantities of securities to be traded during the relevant period are fixed (not subject to any variation) and full details of the programme have been disclosed in an
announcement on SENS prior to the commencement of the
prohibited period; a paid press announcement containing full details of such repurchases is published as soon as the Company has repurchased ordinary shares constituting, on a cumulative basis, 3% of the number of securities in issue prior to the
repurchases and for each 3%, on a cumulative basis, thereafter;
and the general repurchase of any ordinary shares is
(notwithstanding the 20% limit in the JSE Listings Requirements)
limited to a maximum of 10% of the Company's issued ordinary share capital in any one FY, in terms of the general authority given under this special resolution any acquisition of ordinary shares shall be subject to: the Companies Act; the JSE Listings
Requirements and any other applicable stock exchange rules, as may be amended from time to time; and the sanction of any other relevant authority whose approval is required in law, after having considered the effect of any repurchases of ordinary shares
pursuant to this general authority the Directors of the Company in terms of the Companies Act, 1973, and the JSE Listings
Requirements confirm that, they will not, undertake such
repurchase of ordinary shares unless: the Company and the
Group would be able to repay their debts in the ordinary course of business for the period of 12 months after the date of the notice of the AGM; the assets of the Company and the Group, fairly valued in accordance with International Financial Reporting Standards and the Company's accounting policies used in the latest audited
Group financial statements, will be in excess of the liabilities of the
Company and the Group for the period of 12 months after the date of the notice of the AGM; Absa Group Limited annual report for the YE 31 DEC 2009 ; the Company and the Group will have
adequate capital and reserves for ordinary business purposes for the period of 12 months after the date of the notice of the AGM;
and the working capital of the Company and the Group will be adequate for ordinary business purposes for the period of 12 months after the date of the notice of the AGM, the Company
undertakes that it will not enter the market to repurchase the
Company's securities, in terms of this general authority, until such time as the Company's sponsor has provided written confirmation to the JSE regarding the adequacy of the Company's working
capital in accordance with Schedule 25 of the JSE Listings
Requirements, the maximum number of shares that can be
repurchased under this authority amounts to 71,821,004 ordinary shares (10%) of 718, 210,043 ordinary shares in issue as at 31
DEC 2009 [Authority expires the earlier of conclusion until the next
AGM]

ENKA INSAAT VE SANAYI A S
Security	M4055T108	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	22-Apr-2010
ISIN	TREENKA00011	Agenda		702309077 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: POWER
OF ATTORNEY (POA) REQUIRMENTS-VARY BY CUSTODIAN.
GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
WOULD-ELIMINATE THE NEED FOR THE INDIVIDUAL
BENEFICIAL OWNER POA. IN THE ABSENCE OF-THIS
ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER POA
MAY BE REQUIRED. IF YOU-HAVE ANY QUESTIONS PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
THANK-YOU.
Non-Voting
1	Election of the Chairmanship	Management	For	For
2	Authorize the Chairmanship to sign the minutes of meeting	Management	For	For
3	Approve the Board of Dierctors' activity report, Auditors' report and balance sheet and income statement	Management	For	For
4	Approve to discuss the report of the Independent Audit Firm	Management	For	For
5	Approve to inform the shareholders about donations given across the year	Management	For	For
6	Ratify the balance sheet and income statement of year 2009; grant discharge to the Board Members and the Auditors	Management	For	For
7	Election of the Board Members	Management	For	For
8	Election of the Auditors	Management	For	For
9	Approve to determine the wages of Board Members and the Auditors	Management	For	For
10	Approve to take a decision for dividend distribution	Management	For	For
11	Ratify the election of the Independent Auditing Company	Management	For	For
12
Approve to give information to the general assembly about the mortgages, hypothecs, guarantees given in favor of the third parties and about the income or benefit gained, in accordance with capital market Board's resolution dated 09/0972009 and No.
28/780
		Management	For	For
13	Authorize the Board Members to participate in activities indicated in the Articles 334 and 335 of Turkish Commercial Code	Management	For	For
14	Wishes and requests	Management	For	For

CHINA CITIC BANK CORPORATION LTD, BEIJING
Security	Y1434M116	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	23-Apr-2010
ISIN	CNE1000001Q4	Agenda		702284097 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Appointment of Dr. Zhao Xiaofan as an Executive Director of the Bank	Management	For	For
2	Appointment of Mr. Wu Beiying as a Supervisor of the Bank	Management	For	For

POLISH TELECOM S.A., WARSAW
Security	X6669J101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	23-Apr-2010
ISIN	PLTLKPL00017	Agenda		702316008 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
1	Opening of general meeting	Management	For	For
2	Election of the Chairman of general meeting	Management	For	For
3	Approve the statement that the meeting is valid and capable to adopt resolutions	Management	For	For
4	Adopt the agenda for the meeting	Management	For	For
5	Election of the Scrutiny Commission	Management	For	For
6
Approve to review of a the Management Board report on the
Company's operations and the Company financial Statements for the FY 2009, b) the Management Board s motion concerning
distribution of the Company s profit for the FY 2009, c) the
Supervisory Board report on assessment of the Management
Board report on the Company's operations, the financial
statements for the financial year 2009 and the Management Board motion on distribution of the Company's profit, d) the Management
Board Report on the operations of the Telekomunikacja Polska
Group and the consolidated financial statements for the FY 2009,
e) the Supervisory Board report on assessment of the
Management Board report on the operations of the
Telekomunikacja Polska Group and the consolidated financial
statements for the FY 2009, f) concise assessment of the
Company's standing in 2009 made by the Supervisory Board and report on the Supervisory Board's activities in 2009
		Management	For	For
7
Approve of the Management Board report on the Company s
activity in the FY 2009, b) approval of the Company's financial statements for the FY 2009, c) distribution of the Company's profit for the FY 2009, d) approval of the Management Board report on the operations of Telekomunikacja Polska Group in the FY 2009,
e) approval of the consolidated financial statements for the FY
2009, and f) granting approval of performance of their duties as members of the Company bodies in the FY 2009
		Management	For	For
8	Adopt the resolution on amendment of the Company's Articles of Association	Management	For	For
9	Adopt the resolution on the unified text of the Articles of Association	Management	For	For
10	Adopt the resolution on amendment of the Regulations of the General Meeting of Telekomunikacja Polska S.A	Management	For	For
11	Approve the Changes in the Supervisory Board's composition	Management	For	For
12	Closing of the Meeting	Management	For	For

GRUPO FINANCIERO BANORTE S A B DE C V
Security	P49501201	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	23-Apr-2010
ISIN	MXP370711014	Agenda		702345592 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the report that are referred to in part IV of Article 28 of the securities Market Law, for the FYE on 31 DEC 2009	Management	For	For
2	Approve the allocation of profit	Management	For	For
3	Approve to pay cash dividend in the amount of MXN 0.17 per share	Management	For	For
4	Approve the designation of the Members of the Board of Directors of the Company and classification of their independence	Management	For	For
5	Approve to determine the compensation for the Members of the Board of Directors	Management	For	For
6	Approve designation of the Members of the audit and corporate practices committee	Management	For	For
7
Receive the report from the Board of Directors regarding the transactions carried out with shares of the Company during 2009, as well as the maximum amount of funds that can be allocated to the purchase of shares of the Company for the 2010 FY
		Management	For	For
8	Approve the designation of a delegate or delegates to formalize and carry out if relevant, the resolutions passed by the meeting	Management	For	For
9	Approve the drafting, reading and the meeting minutes	Management	For	For

FOMENTO ECONOMICO MEXICANO SAB DE CV, MEXICO
Security	P4182H115	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-Apr-2010
ISIN	MXP320321310	Agenda		702319030 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve the presentation, discussion, and if relevant, and
approval of the proposal to exchange 100% of the shares of the beer operations owned by fomento economico mexicano, s.a.b.
de c.v. and or its subsidiaries for an ownership interest in the
Companies of HEINEKEN HOLDING N.V. AND HEINEKEN N.V.
		Management	For	For
2
Receive the report from the General Director of FOMENTO
ECONOMICO MEXICANO, S.A.B. DE C.V., opinion of the Board
of Directors regarding the content of the report from the General
Director and reports from the Board of Directors itself with regard to the main accounting and information policies and criteria followed in the preparation of the financial information, as well as regarding the operations and activities in which it has intervened, reports from the Chairpersons of the audit and Corporate
Practices Committees and the presentation of the financial
statements for the 2009 FY, in accordance with the terms of
Article 172 of the general mercantile Companies Law and of the applicable provisions from the Securities Market Law
		Management	For	For
3	Receive the report regarding fulfillment of the tax obligations	Management	For	For
4
Approve the allocation of the results account from the 2009 FY, in which are included the declaration and payment of a cash
dividend, in MXN, in the amount of MXN 0.1296608 for each one of the Series B shares and the amount of MXN 0.162076 for each one of the Series D Shares, for a total of MXN 0.648304 for each
FEMSA Unit B and MXN 0.777965 for each FEMSA Unit BD
		Management	For	For
5	Approve to establish as the maximum amount of funds that can be allocated to the purchase of the shares of the Company, the amount of MXN 3,000,000,000.00	Management	For	For
6	Election of the members of the Board of Directors and Secretaries,	Management	For	For
7	Election of the members of the (i) Finance and planning, (ii) Audit and (iii)	Management	For	For
8	Appointment of delegates to formalize the resolutions of the meeting	Management	For	For
9	Approve the reading and if relevant of the meeting minutes	Management	For	For

ORASCOM TELECOM S A E
Security	M7526D107	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	26-Apr-2010
ISIN	EGS74081C018	Agenda		702348512 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
1	Approve and adopt the Board of Directors report of the Company activity during FYE 31 DEC 2009	Management	For	For
2	Approve and adopt of financial statements of the FYE 31 DEC 2009 and the balance sheet, profit and loss accounts for FYE 31 DEC 2009	Management	For	For
3	Approver the Auditor report of the FYE 31 DEC 2009	Management	For	For
4	Approve to discuss the proposal of the profit distribution for the FYE 31 DEC 2009	Management	For	For
5	Approve to release the Board President and Members for the FYE 31 DEC 2009	Management	For	For
6	Approve the determine rewards and allowances of the Board for the FYE 31 DEC 2009	Management	For	For
7	Appointment of the Auditor for the FYE 31 DEC 2010 and approve to determine	Management	For	For
8	Authorize the Board to make netting contracts with subsidiary and sister Companies	Management	For	For
9	Authorize the Board to make loan and mortgage contracts and issuing guarantees to lenders for the Company, subsidiary and sister Companies	Management	For	For
10	Approve the donations during 2009 and authorize the Board to donate during 2010	Management	For	For
11	Approve to discuss the possible Board restructure	Management	For	For

SM PRIME HOLDINGS INC, MANILA
Security	Y8076N112	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	PHY8076N1120	Agenda		702286003 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve to order	Management	For	For
2	Approve the certification of notice and quorum	Management	For	For
3	Approval of minutes of annual meeting of stockholders held on 28 APR 2009	Management	For	For
4	Approve the annual report	Management	For	For
5	Ratify the acts of the Board of Directors and the Management from the date of the last annual stockholder's meeting up to the date of this meeting	Management	For	For
6.1	Election of Henry Sy, Sr. as a Director for 2010 to 2011	Management	For	For
6.2	Election of Jose L. Cuisia, Jr. as a Independent Director for 2010 to 2011	Management	For	For
6.3	Election of Gregorio U. Kilayko as a Independent Director for 2010 to 2011	Management	For	For
6.4	Election of Henry T. Sy, Jr. as a Director for 2010 to 2011	Management	For	For
6.5	Election of Hans T. Sy as a Director for 2010 to 2011	Management	For	For
6.6	Election of Herbert T. Sy as a Director for 2010 to 2011	Management	For	For
6.7	Election of Senen T. Mendiola as a Director for 2010 to 2011	Management	For	For
7	Appointment of External Auditors	Management	For	For
8	Other matters	Non-Voting
9	adjournment	Management	For	For

RICHTER GEDEON PLC
Security	X3124R133	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	HU0000067624	Agenda		702313228 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
-
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A-SECOND CALL ON DD
28 APR 2010 AT 16:00 HRS. CONSEQUENTLY, YOUR VOTING-
INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
UNLESS THE AGENDA IS AMENDED.-THANK YOU.
Non-Voting
1	Receive the report of the Board of Directors on the 2009 business activities of the Company and presentation of the draft annual report prepared in accordance with the Accounting Act	Management	For	For
2	Receive the report of the Auditor	Management	For	For
3	Receive the report of the Supervisory Board including the report of the Audit Committee	Management	For	For
4	Approve the determination and allocation of the 2009 after-tax profit of the Company, declaration of dividends for the 2009 business year on the common shares	Management	For	For
5	Approve the 2009 draft annual report of the Company prepared in accordance with the Accounting Act, including the 2009 balance sheet	Management	For	For
6	Receive the draft report on the 2009 business activities of the Richter Group and presentation of the Consolidated Report prepared in accordance with the IFRS	Management	For	For
7	Report of the Auditor on the draft Consolidated Report	Management	For	For
8	Report of the Supervisory Board including the report of the Audit Committee on the draft Consolidated Report	Management	For	For
9	Approve the draft 2009 consolidated report	Management	For	For
10	Receive the Corporate Governance report	Management	For	For
11	Authorize the Board of Directors for the purchase of own shares of the Company	Management	For	For
12	Amend the Company's statutes	Management	For	For
13	Approve the consolidated text of the Company's statutes	Management	For	For
14	Election of Members of the Board of Directors	Management	For	For
15	Approve the remuneration of the Members of the Board of Directors	Management	For	For
16	Approve the remuneration of the Members of the Supervisory Board	Management	For	For
17	Election of the Company's statutory Auditor	Management	For	For
18	Approve the remuneration of the Company's statutory Auditor	Management	For	For
19	Miscellaneous	Non-Voting

SM INVTS CORP
Security	Y80676102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		28-Apr-2010
ISIN	PHY806761029	Agenda		702322102 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 665519 DUE TO ADDITION OF-CUMULATIVE VOTING
COMMENT. ALL VOTES RECEIVED ON THE PREVIOUS
MEETING WILL BE-DISREGARDED AND YOU WILL NEED TO
REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
Non-Voting
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY-FOR RESOLUTION 6. THANK YOU.	Non-Voting
	Call to order	Non-Voting
	Certification of notice and quorum	Non-Voting

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE NOTE THAT ONLY A VOTE "FOR" THE
DIRECTOR WILL BE CUMULATED. PLEASE CON-TACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY
QUESTIONS.
Non-Voting
1.1	Election of Henry Sy, Sr. as a Director for 2010 to 2011	Management
1.2	Election of Teresita T. Sy as a Director for 2010 to 2011	Management
1.3	Election of Henry Sy, Jr. as a Director for 2010 to 2011	Management
1.4	Election of Harley T. Sy as a Director for 2010 to 2011	Management
1.5	Election of Jose T. Sio as a Director for 2010 to 2011	Management
1.6	Election of Gregory L. Domingo as a Director for 2010 to 2011	Management
1.7	Election of Vicente S. Perez, Jr. as a Independent Director for 2010 to 2011	Management
1.8	Election of Ah Doo Lim as a Independent Director for 2010 to 2011	Management
2.	Approve the minutes of the previous annual stockholders' meeting	Management
3.	Approve the annual report	Management
4.	Ratify the acts of the Board of Directors and the management from the date of the last annual stockholders' meeting up to the date of this meeting	Management
5.	Election of Sycip Gorres Velayo and Company as the Independent Auditors	Management
6.	Any other business	Management
	Adjournment	Non-Voting

BANK POLSKA KASA OPIEKI -GRUPA PEKAO S.A., WARSZAW
Security	X0641X106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	PLPEKAO00016	Agenda		702334739 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
1	Opening of the meeting	Management	For	For
2	Election of the Chairman	Management	For	For
3	Approve the concluding correctness of convening the OGM and its capacity to adopt binding resolutions	Management	For	For
4	Election of the voting Commission	Management	For	For
5	Adopt the agenda	Management	For	For
6	Approve the Management Board's report on the activity of the Bank in 2009	Management	For	For
7	Approve the financial statements of the Bank for 2009	Management	For	For
8	Approve the Management Board's report on the activity of the Bank's capital Group in 2009	Management	For	For
9	Approve the consolidated financial statements of the Bank's capital Group for 2009	Management	For	For
10	Approve the motion of the Management Board on distribution of the Bank's net profit for 2009	Management	For	For
11
Approve the report of the Bank's Supervisory Board on its activity in 2009 and the results of review of the reports on the activity of the Bank and of the Bank's capital Group in 2009, financial
statements of the Bank and of the Bank's capital Group for 2009 as well as the motion of the Management Board on distribution of the Bank's net profit for 2009
		Management	For	For
12.1	Approve the Management Board's report on the activity of the Bank in 2009	Management	For	For
12.2	Approve the financial statements of the Bank for 2009	Management	For	For
12.3	Approve the Management Board's report on the activity of the Bank's capital Group in 2009	Management	For	For
12.4	Approve the consolidated financial statements of the Bank's capital Group for 2009	Management	For	For
12.5	Approve the distribution of the Bank's net profit for 2009	Management	For	For
12.6	Approve the report of the Bank's Supervisory Board on its activity in 2009	Management	For	For
12.7	Approve the performance of duties by Members of the Supervisory Board in 2009	Management	For	For
12.8	Approve the performance of duties by Members of the Management Board in 2009	Management	For	For
13	Approve the motion regarding the changes in the composition of the Supervisory Board of Bank and adoption of the resolutions on changes in the composition of the Supervisory board of Bank	Management	For	For
14	Approve the motion regarding the changes of remuneration of the members of Supervisory Board and adoption of the resolution on changes of remuneration of the members of Supervisory Board	Management	For	For
15	Approve the motion and adopt the resolution on selection of Auditor of the Bank	Management	For	For
16	Approve the motion and adopt the resolution on the amendments to the Statute of the Bank	Management	For	For
17	Authorizate the Supervisory Board to determine the uniform text of the Statute of the bank	Management	For	For
18	Closing	Management	For	For

TELMEX INTERNACIONAL SAB DE CV
Security	P9043M104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	MX01TE090014	Agenda		702335541 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the designation or ratification, as the case may be, of the Members of the Board of Directors who are to be appointed by the Series l shareholders; resolutions in this regard	Management	For	For
2	Approve the designation of delegates to carry out and formalize the resolutions passed by the meeting; resolutions in this regard	Management	For	For

AIR CHINA LTD
Security	Y002A6104	Meeting Type		Class Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	CNE1000001S0	Agenda		702302794 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
S1.1	Approve to concern the A share issue and the H share issue of the Company: share types and nominal value	Management	For	For
S1.2	Approve to concern the A share issue and the H share issue of the Company: Method of issue	Management	For	For
S1.3	Approve to concern the A share issue and the H share issue of the Company: Target subscriber and subscription method	Management	For	For
S1.4	Approve to concern the A share issue and the H share issue of the Company: Offering size	Management	For	For
S1.5	Approve to concern the A share issue and the H share issue of the Company: Pricing base day and issue price	Management	For	For
S1.6	Approve to concern the A share issue and the H share issue of the Company: lock-up period	Management	For	For
S1.7	Approve to concern the A share issue and the H share issue of the Company: Place of listing	Management	For	For
S1.8	Approve to concern the A share issue and the H share issue of the Company: use of proceeds	Management	For	For
S1.9	Approve to concern the A share issue and the H share issue of the Company: accumulated profit arrangement	Management	For	For
S1.10	Approve to concern the A share issue and the H share issue of the Company: Effectiveness of the resolution approving the A share issue and H share issue	Management	For	For
S.2
Approve the resolution on the Share Subscription Agreements
between the Company and specific subscribers be and is hereby approved by the Independent shareholders: to the A Share
Subscription Agreement to be entered into by and between the
Company and CNAHC; the H Share Subscription Agreement to be
entered into between the Company and CNACG, in addition to
approval by this foreign shareholders class meeting, the resolution is required to be submitted as special resolution to the general meeting of the Company and the domestic shareholders class
meeting for consideration and approval and the execution is
subject to the approval of the CSRC
		Management	For	For

KOMERCNI BANKA A S
Security	X45471111	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	CZ0008019106	Agenda		702306754 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Opening	Management	For	For
2	Approve the rules of order and of voting of the general meeting, election of general meeting Chairman, minutes clerk, minutes verifiers and scrutineers	Management	For	For
3
Approve the Board of Directors report on the banks business
activities and on the state of its assets and liabilities for part the year 2009 semicolon discussion over the explanatory report on matters under s. 118(5)(a)(k) of Act no. 256/2004 SB the Act to regulate business undertaking in the capital market as amended
		Management	For	For
4	Approve the regular financial statements with the proposal for the distribution of profit for the year 2009 and about the consolidated financial statements for the year 2009	Management	For	For
5
Approve the Supervisory Boards position on the regular financial statements for the year 2009 on the proposal for the distribution of profit for the year 2009 and on the consolidated financial
statements for the year 2009 semicolon Supervisory Boards report on the results of its Supervisory activity semicolon and
Supervisory Board position on the Board of Directors report on relations among related entities in accordance wit h s. 66a (9) of
Act no. 513/1991 SB the commercial code as amended
hereinafter called the commercial code
		Management	For	For
6	Receive the Audit Committees report on the results of its activity	Management	For	For
7	Approve the regular financial statements for the year 2009	Management	For	For
8	Approve the decision on the distribution of profit for the year 2009	Management	For	For
9	Approve the consolidated financial statements for the year 2009	Management	For	For
10	Approve the decision on the compensation of the Members of the banks Board of Directors	Management	For	For
11	Approve the decision on the acquisition of the banks treasury stock	Management	For	For
12	Amend the Articles of Association	Management	For	For
13	Appointment of a statutory Auditor to make the statutory audit	Management	For	For
14	Closing	Management	For	For

CEMEX SAB DE CV
Security	P22561321	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	MXP225611567	Agenda		702318901 - Management
Item	Proposal	Type	Vote	For/Against Management
I
Approve the presentation of the report of Chief Executive Officer including the financial statements and the report of the Board of
Directors for the FYE on DEC 2009 in terms of Article 172 of the
General Corporations Law and after getting the opinion of the
Board of Directors on the report of the Chief Executive Officer, the
Audit Committee and Corporate practices and the report on
policies and on the review of the situation taxation of the Company
		Management	For	For
II	Approve regarding the application of profits	Management	For	For
III	Approve to increase the variable part of the capital stock from the retained earnings	Management	For	For
IV
Authorize the Board of administration of the Cement Industry
Cemex, approve the shareholders for 750 million shares for their future signature date on behalf of investors before the convertible bonds in the shares of the Company previously issued and the subscription right as stated in Article 210 BIS of the negotiable instruments and credit transactions law will be not applicable in this case according to the resulting agreements of extraordinary shareholders meeting celebrated 04 SEP 2009
		Management	For	For
V	Appointment or ratification as the case may be of the Advisors Members of the	Management	For	For
VI	Approve the compensation to the Members of the Board of Directors as well as the Members of the Audit Committee and the Corporate Practices Committee of the Company	Management	For	For
VII	Approve the designation of delegates who will carry out and formalize the resolutions adopted at the ordinary shareholders meeting	Management	For	For

ANADOLU EFES BIRACILIK VE MALT SANAYI AS, ISTANBUL
Security	M10225106	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	TRAAEFES91A9	Agenda		702322037 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: POWER
OF ATTORNEY (POA) REQUIRMENTS-VARY BY CUSTODIAN.
GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
WOULD-ELIMINATE THE NEED FOR THE INDIVIDUAL
BENEFICIAL OWNER POA. IN THE ABSENCE OF-THIS
ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER POA
MAY BE REQUIRED. IF YOU-HAVE ANY QUESTIONS PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
THANK-YOU.
Non-Voting
1	Election of the Chairmanship and authorize the Chairmanship to sign the	Management	For	For
2	Receive the Board of Directors' activity report, Auditors' report as well as of the Independent Auditing Company's report	Management	For	For
3	Approve the consolidated balance sheet and income statement of year 2009 prepared in accordance with the capital market legislation	Management	For	For
4	Grant discharge to the Board Members and the Auditors	Management	For	For
5	Approve the Board of Director's proposal concern ng the distr but on of prof t	Management	For	For
6	Election of the members of the Board of Directors as well as of the Auditors	Management	For	For
7	Approve to give information to the shareholders about the donations given across year	Management	For	For
8	Approve to give information to the shareholders about the policy on distribution of profit and disclosure policy within the terms of the corporate governace principals	Management	For	For
9	Ratify the election of ndependent Auditing Company in accordance with the capital market Board's regulation concerning 'capital Market ndependent External Auditing'	Management	For	For
10
Approve to informe the shareholders on hypothecs, mortgages
and guareentees granted in favour of the third parties as well as the income and benefit gained, within the terms of the Capital
Market Board's Legislation
		Management	For	For
11	Amend the Articles of Association, in accordance with the permission granted by ministry of industry and trade	Management	For	For
12	Authorize the members of the Board of Directors in accordance with the Articles 334 and 335 of the Turkish Trade Code	Management	For	For
13	Closing	Management	For	For

POLSKIE GORNICTWO NAFTOWE I GAZOWNICTWO SA-POLISH
Security	X6582S105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	PLPGNIG00014	Agenda		702327594 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
1	Opening of the meeting	Management	For	For
2	Appointment of the Meeting's Chairman	Management	For	For
3	Approve the statement of the meeting's legal validity	Management	For	For
4	Approve the agenda	Management	For	For
5	Approve the preparation of the attendance list	Management	For	For
6	Approve the financial statement for 2009 and the Management's report on Company's activities in 2009	Management	For	For
7	Approve the consolidated financial statement of the PGNIG Group for 2009 and the Management's report on Company's capital group activity in 2009	Management	For	For
8	Approve the duties' fulfilling by the Management Board	Management	For	For
9	Approve the duties' fulfilling by the Supervisory Board	Management	For	For
10	Approve the profit distribution for 2009, setting the dividend record date and the dividend payment date	Management	For	For
11	Approve to determine the assets to be provided as noncash dividend and definition of the method of their valuation	Management	For	For
12	Adopt the resolution on the use of capital reserves designated as central restructuring fund for one-off payment redundancy payments to 23 former employees of PGNIG KRAKOW SP Z O.O	Management	For	For
13	Miscellaneous	Non-Voting
14	Closing of the meeting	Management	For	For

SAPPI LTD
Security	S73544108	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	ZAE000006284	Agenda		702333117 - Management
Item	Proposal	Type	Vote	For/Against Management
1.S.1	Approve the creation of a ordinary shares	Management	For	For
2.S.2	Amend the Articles of Association	Management	For	For
3.S.3	Grant authority for specific repurchase	Management	For	For
4.S.4	Grant authority for the financial assistance	Management	For	For
5.O.1	Approve the specific issue of shares for cash	Management	For	For
6.O.2	Grant authority to give effect to the above resolutions	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN NUMBERING OF RESOLUTIONS.-IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

TELEFONOS DE MEXICO S A B DE C V
Security	P90413132	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	MXP904131325	Agenda		702335539 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Ratify the Members of the Board of Directors who are to be appointed by the series L shareholders	Management	For	For
2	Approve the delegation of the delegates to carry out and formalize the resolutions passed by the meeting	Management	For	For

GRUPO CARSO SAB DE CV
Security	P46118108	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date	29-Apr-2010
ISIN	MXP461181085	Agenda	702335553 - Management
Item	Proposal	Type	Vote	For/Against Management
-
PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE
VOTING RIGHTS AT THIS MEETING.-IF YOU ARE A MEXICAN
NATIONAL AND WOULD LIKE TO SUBMIT YOUR VOTE ON
THIS-MEETING PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE. THANK YOU
Non-Voting
1
Presentation, for the appropriate purposes, of the report from the general-Director regarding the progress of the operations of the
Company for the FYE-on 31 DEC 2009, which includes the
financial statements to that date and the-opinion of the Outside
Auditor, of the opinion and of the reports from the-Board of
Directors that are referred to in lines c, d and e of part iv of-Article
28 of the Securities Market Law, of the report from the Corporate-
practices and Audit Committee, and of the report regarding the fulfillment of-tax obligations, resolutions in this regard
Non-Voting
2
Presentation and, if relevant, approval of a proposal in relation to the-allocation of profit, which includes the payment to the
shareholders of a-cash dividend of MXN 0.66 per share, coming from the balance of the net-fiscal profit account, divided into equal installments of MXN 0.33 for each-share, resolutions in this regard
Non-Voting
3
Proposal to increase by an additional MXN 1,500,000,000 the
maximum amount of-funds of the Company for the purchase of
the shares of the Company, and-adoption of the resolutions
relative to this proposal, to the corresponding-acquisitions and to the authority to carry them out, as well as any others-that are related with the acquisition of shares of the Company
Non-Voting
4	If relevant, ratification of the term in office of the Board of Directors and-of the general Director for the 2009 FY, resolutions in this regard	Non-Voting
5
Designation or ratification, as the case may be, of the Members and Officers-of the Board of Directors, as well as of the Members and of the Chairperson-of the Corporate practices and Audit
Committee, passage of the resolutions-relative to the classification of the independence of the Members of the-Board of Directors and to compensation, and of the others that derive from-all of the above
Non-Voting
6	Decisions regarding the formalization and fulfillment of the resolutions that-the meeting passes, and the designation of special delegates	Non-Voting

MOL MAGYAR OLAJ- ES GAZIPARI RT
Security	X5462R112	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	HU0000068952	Agenda		702338749 - Management
Item	Proposal	Type	Vote	For/Against Management
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
-
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 23
APR 2010 AT 12:00 P.M. CONSEQUENTLY, YOUR VOTING
INSTRUCTIONS-WILL REMAIN VALID FOR ALL CALLS
UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO A-
DVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL THE
QUORUM
Non-Voting
1.
Approve to close the 2009 business year: report of the Board of
Directors on the 2009 business operation; presentation of the financial statements drawn up in compliance with the Accounting
Act [the parent company's financial statements in compliance with the Accounting Act and the generally accepted accounting
principles in Hungary and the consolidated financial statements in compliance with International Financial Reporting Standards as adopted by the European Union [''IFRS'']]; proposal on the use of after tax profit; Auditor's report on the 2009 financial statements presented by the Board of Directors; report of the Supervisory
Board on the 2009 financial statements and proposal for the
distribution of after tax profit; approve the decision on the parent
Company's 2009 financial statements prepared in accordance
with the Accounting Act and the consolidated financial statements prepared in compliance with IFRS, use of after tax profits and amount of dividends; decision on the corporate governance
declaration
		Management	For	For
2.	Approve the decision on the waiver to be granted to the Executive Officers according to Section 30 (5) of the Companies Act	Management	For	For
3.	Election of the Statutory Auditor for the 2010 FY and approve to determine its remuneration as well as the material elements of its engagement	Management	For	For
4.	Authorize the Board of Directors to acquire treasury shares	Management	For	For
5.	Approve the dismissal and election of the Members of the Board of Directors	Management	For	For
6.	Approve the dismissal and election of the Supervisory Board	Management	For	For

INDUSTRIAS PENOLES SAB DE CV
Security	P55409141	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	MXP554091415	Agenda		702348310 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve the reports that are referred to in Article 28, Part IV, of the securities market law, including the financial statements from the FYE on 31 DEC 2009, as well as the report regarding the
fulfillment of the tax obligations of the Company
		Management	For	For
2	Approve the allocation of results	Management	For	For
3	Approve the amount that can be allocated to the purchase of the shares of the Company in accordance with the terms of that which is provided for in Article 56, Part IV, of the securities market law	Management	For	For
4	Ratify the remuneration of the Members of the Board of Directors of the Company	Management	For	For
5	Ratify the Chairperson of the audit and Corporate Practices Committee	Management	For	For
6	Approve the designation of special delegates of the meeting	Management	For	For

AIR CHINA LTD
Security	Y002A6104	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	CNE1000001S0	Agenda		702354832 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY-FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 669318 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1
Approve, in accordance with the relevant provisions of laws and regulations including the Company law of the People's Republic of
China, the Securities Law of the People's Republic of China, the
Administrative Rules Governing issue of securities by listed companies and the implementation rules concerning the non-
public issuance of securities by listed companies, and after self inquiry conducted by the Company, that the Company is able to satisfy the requirements in relation to the A Share Issue
		Management	For	For
2	Approve the feasibility study report for the use of proceeds from the A Shares issue of Air China Limited	Management	For	For
3	Approve the report on the use of proceeds from previous fundraising activities of the Air China Limited	Management	For	For
4
Authorize the management of the Company to deal with all
matters in connection with shareholding restructuring project as described in above items 1 to 3 of the resolution, including but not limited to: (i) negotiation and signing of the Framework
Agreement, the Subscription Agreement, the Fine Star SPA, the
ACC JVA, the ACC Articles and all other relevant agreements, contracts and documents; (ii) dealing with the necessary
procedural matters such as obtaining approvals, registration, filing and domestic and overseas information disclosure; and (iii)
dealing with all other acts or things in relation to the Transaction
		Management	For	For
S.5.1	Approve to concern the A share issue and the H share issue of the Company: Share types and nominal value	Management	For	For
S.5.2	Approve to concern the A share issue and the H share issue of the Company: Method of issue	Management	For	For
S.5.3	Approve to concern the A share issue and the H share issue of the Company: Target subscriber and subscription method	Management	For	For
S.5.4	Approve to concern the A share issue and the H share issue of the Company: Offering size	Management	For	For
S.5.5	Approve to concern the A share issue and the H share issue of the Company: Pricing base day and issue price	Management	For	For
S.5.6	Approve to concern the A share issue and the H share issue of the Company: lock-up period	Management	For	For
S.5.7	Approve to concern the A share issue and the H share issue of the Company: Place of listing	Management	For	For
S.5.8	Approve to concern the A share issue and the H share issue of the Company: Use of proceeds	Management	For	For
S.5.9	Approve to concern the A share issue and the H share issue of the Company: Accumulated profit arrangement	Management	For	For
S5.10	Approve to concern the A share issue and the H share issue of the Company: Effectiveness of the resolution approving the A share issue and H share issue	Management	For	For
S.6
Approve the A Share Subscription Agreement to be entered into by and Between the Company and CNAHC; and the H Share
subscription Agreement to be entered into by and between the
Company and CNACG, in addition to approval by the EGM, this
resolution is required to be submitted as special resolution to the class meetings of the Shareholders for consideration and approval and can be implemented only upon the approval of the CSRC
		Management	For	For
S.7
Approve, in order to effectively complete, in an orderly manner, the A Share Issue and the H Share Issue by the Company in
accordance with laws and regulations including the Company Law of the People's Republic of China and the Securities Law of the
People's Republic of China and the Articles of Association of the
Company, the following: 1) to authorize the Board to handle all matters relating to the share issue, including but not limited to making specific determination on the method of issue, offering size, issue price, pricing method, target subscribers and timing of issuance of the A Share Issue and the H Share Issue etc; 2) to
authorize the Board, the Chairman of the Board and persons
delegated by the Chairman of the Board to determine the
engagement of intermediary agencies for the A Share Issue and the H Share Issue, to handle reporting matters, to prepare,
produce, amend, refine and execute all documents and
information related to the A Share Issue and the H Share Issue, and to sign all such contracts, agreements and documents related to the A Share Issue and the H Share Issue; 3) to authorize the
Board in case of any change of policies of regulatory bodies in relation to the A Share Issue and the H Share Issue, or any
change of market conditions, except where voting at a general meeting is required by any relevant laws and regulations, the
Articles of Association of the Company or any regulatory bodies, to adjust the specific proposals for the A Share Issue and the H
Share Issue; 4) to authorize the Board, the Chairman of the Board and the persons delegated by the Chairman of the Board to carry out fund verification Procedures related to the A Share Issue and the H Share Issue; 5) to authorize the Board, the Chairman of the
Board and persons delegated by the Chairman of the Board to
establish a dedicated account for fund raising; 6) to authorize the
Board, the Chairman of the Board and persons delegated by the
Chairman of the Board to handle such relevant matters as share registration, share lock-up and listing and to submit relevant documents upon completion of the A Share Issue and the H Share
Issue; 7) to authorize the Board the Chairman of the Board and persons delegated by the Chairman of the Board upon completion of the A Share Issue and the H Share Issue, to amend the
corresponding terms of the Articles of Association of the Company and carry out relevant approval procedures and to carry out
registration procedures regarding the change of the registered
Capital of the Company; 8) to authorize the Board to handle all relevant matters related to the A Share Issue and the H Share
Issue; 9) approve the authorization as set forth in items No. 4 to 7 above shall be effective during the subsistence of the matters from the date of approval of the resolutions at the EGM general
meeting of the Company, whilst authorization under other items shall be effective for twelve months commencing from the date of approval of the resolutions at the EGM of the Company
		Management	For	For

CARSO GLOBAL TELECOM SAB DE CV
Security	P2142R108	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date	29-Apr-2010
ISIN	MXP740451010	Agenda	702356824 - Management
Item	Proposal	Type	Vote	For/Against Management
-
PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE
VOTING RIGHTS AT THIS MEETING.-IF YOU ARE A MEXICAN
NATIONAL AND WOULD LIKE TO SUBMIT YOUR VOTE ON
THIS-MEETING PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE. THANK YOU
Non-Voting
I
Presentation and, if relevant, approval of the report from the general-Director prepared in accordance with Article 172 of the general mercantile-companies law and Article 44, Part XI, of the securities market law,-accompanied by the opinion of the outside auditor, regarding the operations-and results of the Company for the FYE 31 DEC 2009, as well as the opinion of-the Board of
Directors regarding the content of said report, presentation-and, if relevant, approval of the report from the Board of Directors that is-
referred to in Article 172, line b, of the general mercantile companies law-in which are contained the ma in accounting and information policies and-criteria followed in the preparation of the financial information of the-Company, presentation and, if
relevant, approval of the report of the-activities..CONTD
Non-Voting
-
..CONTD and operations in which the Board of Directors
intervened in-accordance with Article 28, Part IV, Line E, of the securities market law,-presentation and, if relevant, approval of the financial statements of the-Company to 31 DEC 2009, both individual and consolidated, and allocation of-the results from the
FY, presentation and, if relevant, approval of the-annual report regarding the activities carried out by the audit Committee in-
accordance with Article 43 of the securities market law and the report-regarding the subsidiaries of the Company, presentation and, if relevant,-approval of the report regarding the fulfillment of the obligations contained-in Article 86, Part XX, of t he income tax law in regard to the presentation-of the report to the shareholders meeting regarding compliance with the tax-obligations that are the responsibility of the company resolutions in this-regard
Non-Voting
II	Presentation and, if relevant, approval of the proposal for the allocation of-results resolutions in this regard	Non-Voting
III
Ratification, if relevant, of the term in office of the Board of
Directors-and of the general Director for the 2009 FY and
appointment or ratification,-if relevant, of the people who will make up the Board of Directors of the-Company and other bodies, after classification of their independence, if-relevant, as well as of the
Chairperson of the audit Committee, as well as-determination of the corresponding compensation resolutions in this regard
Non-Voting
IV
Approval of the maximum amount of funds that can be allocated to the-acquisition of shares of the Company for the 2010 FY, as well as a proposal-and, if relevant, approval regarding the provisions and policies relate d to-the acquisition of shares of t he company resolutions in this regard
Non-Voting
V	Designation of delegates who will carry out the resolutions passed by this-meeting and, if relevant, formalize them as appropriate resolutions in this-regard	Non-Voting

GRUPO MEXICO SAB DE CV
Security	P49538112	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	MXP370841019	Agenda		702357814 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Receive the report from the Executive Chairperson of the
Company regarding the FY that ran from 1 JAN to 31 DEC 2009;
approve the consolidated financial statements of the Company and its subsidiaries to 31 DEC 2009; reports that are referred to in
Article 28, Part IV, Lines A, C, D and E, of the Securities Market
Law, regarding the FY that ran from 1 JAN to 31 DEC 2009
		Management	For	For
2	Receive the report regarding the fulfillment of tax obligations that is referred to in Part XX of Article 86 of the Income Tax Law during the 2009 FY	Management	For	For
3	Approve the allocation of profit from the FYE on 31 DEC 2009	Management	For	For
4
Receive the report that is referred to in Part III of Article 60 of the provisions of a general nature applicable to the issuers of
securities and other securities market participants, including a report regarding the allocation of the funds destined for the acquisition of shares of the Company during the FYE on 31 DEC
2009; approve to determine the maximum amount of funds to be allocated to the acquisition of the shares of the Company during the 2010 FY
		Management	For	For
5
Ratify the acts done by the Board of Directors, the Executive
Chairperson and its committees, during the FY that ran from 1
JAN to 31 DEC 2009; appointment or reelection, of the Members of the Board of Directors of the Company and classification of their independence in accordance with Article 26 of the securities market law; appointment or reelection, of the Members of the committees of the Board itself and of their Chairpersons
		Management	For	For
6	Approve the remuneration for the Members of the Board of Directors and for the Members of the committees of the Board itself	Management	For	For
7	Approve, designation of the delegates who will carry out and formalize the resolutions passed by this meeting	Management	For	For

CHINA SOUTHN AIRLS LTD
Security	Y1503W102	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	30-Apr-2010
ISIN	CNE1000002T6	Agenda		702295204 - Management
Item	Proposal	Type	Vote	For/Against Management
S.1	Approve the satisfaction of the conditions of the non-public issue of A Shares and the non-public issue of H Shares by the Company	Management	For	For
S.2.1	Approve the proposal of the non-public issue of A Shares and the non-public issue of H Shares: the types of shares to be issued and the par value	Management	For	For
S.2.2	Approve the proposal of the non-public issue of A Shares and the non-public issue of H Shares: the issue mechanism and subscription method	Management	For	For
S.2.3	Approve the proposal of the non-public issue of A Shares and the non-public issue of H Shares: the targeted subscribers and their relationship with the Company	Management	For	For
S.2.4	Approve the proposal of the non-public issue of A Shares and the non-public issue of H Shares: the price determination date	Management	For	For
S.2.5	Approve the proposal of the non-public issue of A Shares and the non-public issue of H Shares: the minimum issue price	Management	For	For
S.2.6	Approve the proposal of the non-public issue of A Shares and the non-public issue of H Shares: the number of shares to be issued and the issue scale	Management	For	For
S.2.7	Approve the proposal of the non-public issue of A Shares and the non-public issue of H Shares: the adjustment to the number of shares issue and the minimum issue price	Management	For	For
S.2.8	Approve the proposal of the non-public issue of A Shares and the non-public issue of H Shares: the lock-up period	Management	For	For
S.2.9	Approve the proposal of the non-public issue of A Shares and the non-public issue of H Shares: the place of listing	Management	For	For
S2.10	Approve the proposal of the non-public issue of A Shares and the non-public issue of H Shares: the use of proceeds	Management	For	For
S2.11	Approve the proposal of the non-public issue of A Shares and the non-public issue of H Shares: the relationship between the non- public issue of A Shares and non-public issue of H Shares	Management	For	For
S2.12	Approve the proposal of the non-public issue of A Shares and the non-public issue of H Shares: the arrangement for the distribution of profits accumulated before the non-public issue of shares	Management	For	For
S2.13	Approve the proposal of the non-public issue of A Shares and the non-public issue of H Shares: the Proposal for Non-Public Issue of A Shares by China Southern Airlines Company Limited	Management	For	For
S2.14	Approve the proposal of the non-public issue of A Shares and the non-public issue of H Shares: the validity period of this resolution	Management	For	For
S.3
Approve the Subscription Agreement relating to the Subscription of Non-Public Issue of A Shares of China Southern Airlines
Company Limited and "Subscription Agreement Relating to the
Subscription of Non-Public Issue of H Shares of China Southern
Airlines Company Limited", copies of which are tabled at the EGM and marked "A" and as specified
		Management	For	For
S.4
Authorize any Director to make appropriate and necessary
amendments to the relevant provisions of the Articles of
Association in order to reflect the changes in the registered capital and shareholding structure of the Company as a result of the
Subscription and execute all such documents and/or do all such matters and take all such actions which the Directors may deem necessary or expedient and in the interest of the Company in respect of the amendments to the Articles of Association pursuant to the results of the Subscription and the requirements  if any  of the relevant PRC authorities  including but not limited to all applications, filings and registrations with the relevant authorities
		Management	For	For
5	Approve the "Explanation on the use of funds raised in previous fund raising exercise", as specified	Management	For	For
6	Approve the "Feasibility study report on the funds raised from the non-public issue of A Shares of China Southern Airlines Company Limited", as specified	Management	For	For
7	Approve the waiver from making a mandatory general offer to the Independent Shareholders by CSAHC and Nan Lung	Management	For	For
8	Authorize the Board with full power to deal with all matters relating to the non-public issue of A Shares and the non-public issue of H Shares	Management	For	For

CHINA SOUTHN AIRLS LTD
Security	Y1503W102	Meeting Type		Class Meeting
Ticker Symbol		Meeting Date	30-Apr-2010
ISIN	CNE1000002T6	Agenda		702314167 - Management
Item	Proposal	Type	Vote	For/Against Management
S.1	Approve the satisfaction of the conditions of the non-public issue of A Shares and the non-public issue of H Shares by the Company	Management	For	For
S2.1	Approve the proposal of the non-public issue of A Shares and the non-public issue of H Shares: the types of shares to be issued and the par value	Management	For	For
S2.2	Approve the proposal of the non-public issue of A Shares and the non-public issue of H Shares: the issue mechanism and subscription method	Management	For	For
S2.3	Approve the proposal of the non-public issue of A Shares and the non-public issue of H Shares: the targeted subscribers and their relationship with the Company	Management	For	For
S2.4	Approve the proposal of the non-public issue of A Shares and the non-public issue of H Shares: the price determination date	Management	For	For
S2.5	Approve the proposal of the non-public issue of A Shares and the non-public issue of H Shares: the minimum issue price	Management	For	For
S2.6	Approve the proposal of the non-public issue of A Shares and the non-public issue of H Shares: the number of shares to be issued and the issue scale	Management	For	For
S2.7	Approve the proposal of the non-public issue of A Shares and the non-public issue of H Shares: the adjustment to the number of shares issue and the minimum issue price	Management	For	For
S2.8	Approve the proposal of the non-public issue of A Shares and the non-public issue of H Shares: the lock-up period	Management	For	For
S2.9	Approve the proposal of the non-public issue of A Shares and the non-public issue of H Shares: the place of listing	Management	For	For
2.10	Approve the proposal of the non-public issue of A Shares and the non-public issue of H Shares: the use of proceeds	Management	For	For
2.11	Approve the proposal of the non-public issue of A Shares and the non-public issue of H Shares: the relationship between the non- public issue of A Shares and non-public issue of H Shares	Management	For	For
S2.12	Approve the proposal of the non-public issue of A Shares and the non-public issue of H Shares: the arrangement for the distribution of profits accumulated before the non-public issue of shares	Management	For	For
S2.13	Approve the proposal of the non-public issue of A Shares and the non-public issue of H Shares: the Proposal for Non-Public Issue of A Shares by China Southern Airlines Company Limited	Management	For	For
S2.14	Approve the proposal of the non-public issue of A Shares and the non-public issue of H Shares: the validity period of this resolution	Management	For	For
S.3
Approve the Subscription Agreement relating to the Subscription of Non-Public Issue of A Shares of China Southern Airlines
Company Limited and "Subscription Agreement Relating to the
Subscription of Non-Public Issue of H Shares of China Southern
Airlines Company Limited", copies of which are tabled at the EGM and marked "A" and initialed by the Chairman for identification purpose
		Management	For	For

GRUPO TELEVISA SA
Security	P4987V137	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		30-Apr-2010
ISIN	MXP4987V1378	Agenda		702346049 - Management
Item	Proposal	Type	Vote	For/Against Management
-
PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE
VOTING RIGHTS AT THIS MEETING.-IF YOU ARE A MEXICAN
NATIONAL AND WOULD LIKE TO SUBMIT YOUR VOTE ON
THIS-MEETING PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE. THANK YOU
Non-Voting
1
Approve the reports that are referred to in Article 28, Part iv, of the-Securities Market Law, including the presentation of the financial statements-of the Company for the FYE 31 DEC 2009, and resolutions regarding the term in-office of the Board of
Directors, Committees and General Director of the-Company
Non-Voting
2	Receive the report regarding the fulfillment of the tax obligations of the-Company, in compliance with the applicable legal provisions	Non-Voting
3	Approve the allocation of results from the FYE 31 DEC 2009	Non-Voting
4.1	Approve the amount that can be allocate d to the purchase of the shares of-the Company in accordance with that which is provided for in Article 56, Part-iv, of the Securities Market Law	Non-Voting
4.2	Receive the report regarding the policies and resolutions adopted by the-Board of Directors of the Company, in relation to the purchase and sale of-such shares	Non-Voting
5	Appointment and or ratification, if relevant, of the people who will make up	Non-Voting
6	Appointment and or ratification, if relevant, of the people who will make up	Non-Voting
7	Appointment and or ratification, if relevant, of the Chairperson of the Audit	Non-Voting
8	Approve remuneration for the Members of the Board of Directors, of the-Executive Committee and of the Audit and Corporate Practices Committee, as-well as for the Secretary	Non-Voting
9	Approve the designation of Delegates who will carry out and formalize the-resolutions passed by this meeting	Non-Voting

OTP BANK PLC, BUDAPEST
Security	X60746181	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	30-Apr-2010
ISIN	HU0000061726	Agenda		702357472 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 683292 DUE TO CHANGE IN VO-TING STATUS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED.-
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED.-
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
1.A	Amend the Company's Bylaws by passing separate resolutions in respect of the two combined recommendations contained in the proposal of the Board of Directors	Management	For	For
1.B
Amend the Sections 8.3., 8.4., 8.5., 8.8., 8.11., 8.14., 8.22., 8.24.,
8.26., 12/A.2., 12/A.3. and 12/A.4. of the Company's Bylaws in
keeping with the proposal and on the basis of the annex to the minutes of the General Meeting
		Management	For	For
1.C	Amend Sections 6.4. and 8.17. of the Bylaws in accordance with the proposal, on the basis of the annex to the minutes of the General Meeting	Management	For	For
2.
Approve the AGM approves the distribution of the after-tax profit of HUF 102,329 million as follows: the amount of general
provisioning should be HUF 10,233 million, no dividends will be paid from the after-tax profit, thus the balance sheet profit for the financial year amounts to HUF 92,096 million, [The text above is a selected part of the proposal for resolution of the AGM.]
		Management	For	For
3.	Approve the AGM accepts OTP Bank Plc.'s 2009 Report on Corporate Governance	Management	For	For
4.	The evaluation of the activities of the Management in the business year, decis-ion on granting discharge of liability	Non-Voting
5.	The report of the Board of Directors on the banks business policy for 2010	Non-Voting
6.	Approve that the AGM accepts the proposal for modification of the rules of procedure of the Supervisory Board pursuant to the proposal, in keeping with the annex of the General Meeting's minutes	Management	For	For
7.
Approve, based on Section 3 Para 66 Act CXII of 1966 [Act on
Credit Institutions and Financial Enterprises] - concerning the audit of OTP Bank Plc's unconsolidated and consolidated 2010 financial statements - the AGM is electing Deloitte Auditing and
Consulting Ltd. as the Bank's auditor from 01 MAY 2010 until 30
APR 2011, the AGM approves the nomination of Zsuzsanna
Nagyvaradine Szepfalvi [No. 005313 chartered auditor] as the person responsible for auditing, in case any circumstance should arise which ultimately precludes the activities of Zsuzsanna
Nagyvaradine Szepfalvi as appointed auditor in this capacity, proposes the appointment of Zoltan Nagy [No. 005027 chartered auditor] to be the individual in charge of auditing, the AGM establishes the total amount of HUF 56,000,000 + VAT as the
Auditor's remuneration for the audit of the 2008 annual accounts, prepared in accordance with Hungarian Accounting Standards as applicable to credit institutions, and for the audit of the
consolidated annual accounts prepared pursuant Act on
Accounting, out of total remuneration HUF 44,500,000 + VAT shall be paid in consideration of the audit of the unconsolidated annual accounts, and HUF 11,500,000 + VAT shall be the fee payable for the audit of the consolidated annual accounts, the audit shall be carried out in accordance with the provisions of Act C of 2000 on
Accounting
		Management	For	For
8.
Approve the AGM accepts the following monthly remunerations as from 01 MAY 2010: for the Chairman of the Board of Directors
HUF 750,000 for the Deputy Chairman of the Board of Directors
HUF 725,000 for the members of the Board of Directors HUF
645,000 for the Chairman and Deputy Chairman of the
Supervisory Board HUF 725,000 for the members of the
Supervisory Board HUF 580,000 for the members of the Audit
Committee no remuneration
		Management	For	For
9.
Authorize the Board of Directors to acquire treasury shares
[shares issued by OTP Bank Plc] in order to provide the
necessary shares for the incentive option and bonus share system programs operating at OTP Bank Plc, to ensure the possibility of rapid intervention to restrain share-price fluctuations, to develop and maintain services provided to the Company's customers and to execute transactions aimed at optimizing the Company's equity situation, the Board of Directors is entitled to acquire 100 HUF face value ordinary shares with the proviso that the volume of treasury shares under this authorization shall not exceed
56,000,000 shares at any time. If the acquisition of shares is for consideration then the purchase price of the shares at each
transaction shall not be lower than the face value of the shares and not be higher than 150%, of the highest price registered on the Budapest Stock Exchange on the day before the transaction with the proviso that if such transaction is executed on the
Budapest Stock Exchange the purchase price shall not be higher than 120% of the closing price registered on the Budapest Stock
Exchange on the day before the transaction, the Board of
Directors is entitled to the acquisition of treasury shares until 31
OCT 2011, authorize the Board of Directors by Resolution No.
11/2009 of the AGM is hereby repealed
		Management	For	For

GRUPO FINANCIERO INBURSA SAB DE CV
Security	P4950U165	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	30-Apr-2010
ISIN	MXP370641013	Agenda		702357802 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the presentation of the tax opinion of the outside Auditor for the 2008 FY in compliance with the obligation contained in Article 86, Part XX, of the Income Tax Law resoluitons in this regard	Management	For	For
2.1
Approve the report from the general Director prepared in
accordance with Article 172 o f the general mercantile Companies
Law and Article 44, Part XI, of the Securities Market Law,
accompanied by the opinion of the outside Auditor, regarding the operations and results of the Company for the FYE on 31 DEC 2
009, as well as the opinion of the Board of Directors regarding the content of said report
		Management	For	For
2.2
Approve the report from the Board of Directors that is referred to in Article 172, line b, of the general mercantile Companies Law in which are contained the main accounting and information policies and criteria specified in the preparation of the financial information of the Company
		Management	For	For
2.3	Approve the report on the activities and transactions in which the Board of Directors intervened in accordance with Article 28, Part Iv, line e, of the Securities Market Law	Management	For	For
2.4	Approve the individual and the consolidated financial statements of the Company to 31 DEC 2009	Management	For	For
2.5	Approve the annual reports regarding the activities carried out by the audit and Corporate Practices Committees in accordance with Article 43 of the Securities Market Law resoluitons in this regard	Management	For	For
3	Approve the allocation of results resoluitons in this regard	Management	For	For
4	Approve the payment of a dividend resoluitons in this regard	Management	For	For
5	Appointment and ratify the Members of the Board of Directors, Secretary and	Management	For	For
6	Approve the determination of the compensation for the Members of the Board of Directors, Secretary and the Vice Secretary of the Company resoluitons in this regard	Management	For	For
7	Approve the appointment and ratify the Members of the corporate practices and the Audit Committees of the Company resoluitons in this regard	Management	For	For
8	Approve the determination of compensation for the Members of the corporate practices and the Audit Committees of the Company resoluitons in this regard	Management	For	For
9
Approve the annual report in regard to the acquisition of shares of
t he company in accordance with the terms of article 54 of the
Securities Market Law and the determination or ratification of the maximum amount o f funds that can be allocated to the acquisition of shares of the Company for the 2010 FY resoluitons in this regard
		Management	For	For
10	Approve the designation of delegates to carry out and formalize the resolutions passed at a meeting resoluitons in this regard	Management	For	For

GRUPO FINANCIERO INBURSA SAB DE CV
Security	P4950U165	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	30-Apr-2010
ISIN	MXP370641013	Agenda		702370064 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Amend the Article 2 of the Corporate bylaws	Management	For	For
2	Amend the unified responsibility agreement	Management	For	For
3	Approve to carry out a certification of the Corporate bylaws of the Company	Management	For	For
4	Approve the designation of delegates to carry out and formalized resolutions passed at the meeting	Management	For	For

NEDBANK GROUP LTD
Security	S5518R104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	04-May-2010
ISIN	ZAE000004875	Agenda		702372385 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the annual financial statements of the Company for the FYE 31 DEC 2009	Management	For	For
2
Approve the note the interim dividend declare by the Board of
Directors on 04 AUG 2009 of 1,93210 shares for every 100
Nedbank Group shares held to those members who elected [or
were deemed to have elected] the capitalization award and 2.10 cents per ordinary share to those members who did not elect to receive capitalization shares, and the final dividend of a number of
Nedbank Group shares, to be determined in terms of the
capitalization award ratio, for every 100 Nedbank Group shares held to those members who elected [or were deemed to have
elected] the capitalization award and 2.30 cents per ordinary share to those members who did not elect to receive capitalization shares, as declared by the Board of Directors on 24 FEB 2010
		Management	For	For
3.1	Re-elect Mr. CJW Ball as a Director, who retires by rotation in terms of the Company's Articles of Association	Management	For	For
3.2	Re-elect Ms TCP Chikane as a Director, who retires by rotation in terms of the Company's Articles of Association	Management	For	For
4.1	Election of Mr. GW Dempster as a Board of Director during the year, who retire in terms of the Company's Articles of Association	Management	For	For
4.2	Election of Mr. DI Hope as a Board of Director during the year, who retire in terms of the Company's Articles of Association	Management	For	For
4.3	Election of Ms. We Lucas-Bull as a Board of Director during the year, who retire in terms of the Company's Articles of Association	Management	For	For
4.4	Election of Mr. PJ Moleketi as a Board of Director during the year, who retire in terms of the Company's Articles of Association	Management	For	For
4.5	Election of Ms. RK Morathi as a Board of Director during the year, who retire in terms of the Company's Articles of Association	Management	For	For
4.6	Election of Mr. JVF Roberts as a Board of Director during the year, who retire in terms of the Company's Articles of Association	Management	For	For
4.7	Election of Mr. MI Wyman as a Board of Director during the year, who retire in terms of the Company's Articles of Association	Management	For	For
5
Re-appoint Deloittee & Touche [with the designated Auditor
currently being MR D Shipp] and KPMG Incorporation [with the designated Auditor currently being MS TA Middlemiss], as joint
Auditors, to hold office from the conclusion of the 43rd AGM until the conclusion of the next AGM of Nedbank Group
		Management	For	For
6	Authorize the Nedbank Group Audit Committee to determine the remuneration of the Company's Auditors and the Auditors terms of engagement	Management	For	For
7.O.1
Authorize the Director to place, but unissued, ordinary shares in the capital of the Nedbank Group under the control of the
Directors to allot and issue these shares on such terms and
conditions and at such times as they deem fit, subject to the provisions of the Companies Act, 61 of 1973, as amended the
banks Act, 94 of 1990, as amended, and the JSE limited listing requirements; the issuing of shares granted under this authority
		Management	For	For

will be limited to Nedbank Group's existing contractual obligations to issue shares, including for the purposes of Nedbank Group's
BEE transaction approved in 2005 and the NedNambia BEE
transaction approved in 2006, any scrip dividend and/or
capitalization share award, and shares required to be issued for the purpose of carrying out the terms of the Nedbank Group share incentive schemes

8.O.2
Amend the existing rules of the Nedbank Group [2005] share
option, matched share and restricted share scheme be rescinded and replaced with the revised rules of the Nedbank Group [2005]
share option, matched share and restricted share scheme, a copy of which rules has been signed by the Chairman for the purposes of identification and is tabled at the meeting
		Management	For	For
9.O.3
Amend the existing rules of the NedNamibia Holdings long term incentive scheme be rescinded and replaced with the revised
rules of the NedNamibia Holdings long term incentive scheme, a copy of which rules has been signed by the Chairman for
purposes of identification and is tabled at the meeting
		Management	For	For
10.O4
Appoint the members of the Nedbank Group Audit Committee in
accordance with the recommendation of King III; the membership as proposed by the Board of Directors is Mr. CJW Ball [Chairman],
Ms. TCP Chikane, Mr. PJ Moleketi, Ms. Mnxasana and Mr. MI
Wyman, all of whom are independent non-executive Directors
		Management	For	For
11.O5	Approve a non-binding advisory vote, the Company's remuneration policy and its implementation, as set out in the remuneration report contained in the annual financial statements	Management	For	For
12.O6	Approve the remuneration paid to executive Directors in accordance with the Company's remuneration policy, as set out in the remuneration report contained in the annual financial statements	Management	For	For
13.O7	Approve the Non-Executive Directors' fees as specified	Management	For	For
14.S1
Authorize the Company, in terms of a general authority
contemplated in Sections 85(2), 85(3) and 89 of the Companies
Act, 61 of 1973, as amended (the Act), to acquire the Company's issued shares from time to time on such terms and conditions and in such amounts as the Directors of the Company may from time to time decide, but always subject to the approval, to the extent required, of the Registrar of Banks, the provisions of the Act, the
Banks Act, 94 of 1990, as amended, and the JSE Limited (the
JSE) Listings Requirements, subject to the following limitations, this general authority shall be valid only until the Company's next
AGM, provided that it shall not extend beyond 15 months from the date of the passing of this special resolution and the acquisitions of ordinary shares in the aggregate in any 1 FY shall not exceed
10 % of the Company's issued ordinary share capital of that class in any 1 FY
		Management	For	For

PT BK CENT ASIA TBK
Security	Y7123P138	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	05-May-2010
ISIN	ID1000109507	Agenda		702372424 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve of the Company's annual report including the Company's financial statements and the Board of Commissioners supervision report, and grant discharge [acquit et decharge] to all members of the Board of Director and the Board of Commissioners of the
Company for their Management and Supervision during the FYE
31 DEC 2009
		Management	For	For
2	Approve the appropriation of the Company's profit for the FYE 31 DEC 2009	Management	For	For
3	Approve to determine the remuneration or honorarium and other benefits for Members of the Board of Directors and the Board of Commissioners of the Company	Management	For	For
4	Appointment of the registered public accountant to audit the Company's books for the FYE 31 DEC 2010	Management	For	For
5	Authorize the Board of Directors to pay interim dividends for the FY 2010	Management	For	For

MONDI LTD
Security	S5274K103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	06-May-2010
ISIN	ZAE000097051	Agenda		702349463 - Management
Item	Proposal	Type	Vote	For/Against Management
O.1	Election of John Nicholas as a Director of Mondi Limited and Mondi Plc in accordance with the provisions of the Articles of Association of Mondi Limited and Mondi Plc	Management	For	For
O.2	Election of David Hathorn as a Director of Mondi Limited and Mondi Plc in accordance with the provisions of the Articles of Association of Mondi Limited and Mondi Plc	Management	For	For
O.3	Election of Colin Matthews as a Director of Mondi Limited and Mondi Plc in accordance with the provisions of the Articles of Association of Mondi Limited and Mondi Plc	Management	For	For
O.4	Election of David Williams as a Director of Mondi Limited and Mondi Plc in accordance with the provisions of the Articles of Association of Mondi Limited and Mondi Plc	Management	For	For
O.5	Election of Colin Matthews as a member of the DLC Audit Committee of Mondi Limited and Mondi Plc to hold office until the conclusion of the AGM of Mondi Limited and Mondi Plc to be held in 2011	Management	For	For
O.6	Election of John Nicholas as a member of the DLC Audit Committee for Mondi Limited and Mondi Plc to hold office until the conclusion of the AGM of Mondi Limited and Mondi Plc to be held in 2011	Management	For	For
O.7	Election of Anne Quinn as a member of the DLC Audit Committee of Mondi Limited and Mondi Plc to hold office until the conclusion of the AGM of Mondi Limited and Mondi Plc to be held in 2011	Management	For	For
O.8	Receive the audited financial statements for Mondi Limited for the YE 31 DEC 2009 together with the reports of the Directors and the Auditors of Mondi Limited	Management	For	For
O.9	Approve the remuneration report of Mondi Limited for the YE 31 DEC 2009	Management	For	For
O.10	Approve to declare a final dividend of 73.54690 rand cents per ordinary share in Mondi Limited for the YE 31 DEC 2009	Management	For	For
O.11
Reappoint Deloitte and Touche as the Auditors and Bronwyn
Kilpatrick as the registered Auditor responsible for the audit of
Mondi Limited to hold office until the conclusion of the AGM of
Mondi Limited to be held in 2011
		Management	For	For
O.12	Authorize the DLC Audit Committee of Mondi Limited to fix the remuneration of Deloitee & Touche	Management	For	For
S.13
Amend the Articles of Association of Mondi Limited produced to the meeting and initialed by the Chairman of the meeting for the purposes of identification be adopted as the Articles of Association of Mondi Limited in substitution for, and to the exclusion of, the existing Articles of Association of Mondi Limited, with effect from the end of this meeting
		Management	For	For
O.14
Approve the number of shares equal to 5% of the issued ordinary shares of ZAR 0.20 each in the share capital of Mondi Limited, be and are hereby placed under the control of the Directors of Mondi
Limited as a general authority in terms of Section 221 of the South
African Companies Act, No.61 of1973, as amended, [the SA Act], to allot and issue the same at their discretion until the AGM of
Monk Limited to be held in 2011 subject to the provisions of the
SA Act and the Listings Requirements of the JSE Limited
		Management	For	For
O.15
Approve the number of shares equal to 5% of the issued special converting shares of ZAR 0.20 each in the share capital of Mondi
Limited, be and are hereby placed under the control of the
Directors of Mondi Limited as a general authority in tears of section 221 of the South African Companies Act, No.61 of 1973,
as amended, [the SA Act], to allot and issue the same at they discretion until the AGM of Mondi Limited to be held in 2011, subject to the provisions of the SA Act and the Listings
Requirements of the JSE Limited
		Management	For	For
O.16
Approve, subject to passing of resolution 14, the South African
Companies Act, No.61 of 1973 as amended, and the Listings
Requirements of the JSE Limited, the Directors of Mondi Limited
are authorized byway of a general authority to allot and issue up to 7,344,816 Mondi Limited ordinary shares for the cash as and when suitable substitutions arise, subject to the specific limitations as required by the listings requirements of the JSE Limited
		Management	For	For
S.17
Approve, in terms  of  Article 11 of the Articles of Association of
Mondi Limited and with effect from 06 MAY 2010, Mondi Limited contemplated in Sections 85 and 89 of the South African
Companies Act, Number 61 of 1973, as amended, [the SA Act],
the acquisition by Mondi Limited, or any of its subsidiaries from time to time; of the issued ordinary shares of Mondi Limited, upon such terms and conditions and in such amounts as the directors of
Mondi Limited or any of its subsidiaries may from time to time decide, but subject to the provisions of the SA Act and the Listings
Requirements of the JSE limited
		Management	For	For
O.18	Receive the audited financial Statements of Mondi plc for the YE 31 DEC 2009 together with the reports of the Directors and the Auditors of Mondl Plc	Management	For	For
O.19	Approve the remuneration report of Mondi plc for the YE 31 DEC 2009	Management	For	For
O.20	Declare a final dividend of 7.0 EURO cents per ordinary share in Mondi Plc for the YE 31 DEC 2009	Management	For	For
O.21	Reappoint Deloitte LLP as the Auditors of Mondi Plc to hold office until the conclusion of the AGM of Mondi Plc to he held in 2011	Management	For	For
O.22	Authorize the DLC Audit Committee of Mondi Plc to fix the remuneration of Deloitte LLP	Management	For	For
S.23
Amend the Articles of Association of Mondi Plc by deleting all the provisions of the Mondi Plc Memorandum of Association which, by virtue of Section 28 of the UK Companies Act 2006, are to be treated as provisions of the Mondi PLC Articles of Association;
and amend Articles of Association of Mondi Plc produced to the meeting and initiated by the Chairman of the meeting for the purposes of identification be adopted as the Articles of Association of Mondi Plc in substitution for, and to the exclusion of, the existing Articles of Association of Mondi Plc, with effect from the end of this meeting
		Management	For	For
O.24
Authorize the Directors pursuant to and in accordance with
Section 551 of the UK Companies Act 2006 to exercise all the powers of Mondi Plc to allot shares or grant rights to subscribe for or to convert any security into shares up to an aggregate nominal amount of EUR 5,141,371.20, such authority to apply in
substitution for all previous authorities pursuant to Section 551 of the UK Companies Act 2006 and [Authority expires at the earlier at the conclusion of the next AGM of Mondi Plc to be held in 2011 or, 06 AUG 2011]; but Mondi Plc may make offers or enter into agreements during the relevant period which would, or might, require shares to be allotted after the authority expires
		Management	For	For
S.25
Approve, subject to the passing of resolution 24, the Directors of
Mondi Plc be empowered to allot equity securities [as defined in
Section 560(1) of the UK Companies Ad 2006] wholly for cash
pursuant to the authority given in Resolution 24 in connection with rights issue to ordinary shareholders [excluding any holding of treasury shares] where the rights of each shareholder are, as nearby as practicable, proportionate to the number of shares held, the Directors of Mondi Plc may exclude certain shareholders, deal with fractions and generally manage the rights issue as they think fit and the allotment of equity securities up to an aggregate nominal value of EUR 3,672.408, as if Section 561(1) of the UK
Companies Act 2006 to the extent applicable, did not apply to any such allotment; [Authority expires at the earlier at the conclusion of the next AGM of Mondi Plc to be held in 2011 or, 06 AUG
2011]; but Mondi Plc may make offers and enter into agreements which would, or might, require equity securities to be alloted after the power expires
		Management	For	For
S.26
Authorize the Mondi Plc, for the purpose of Section 701 of the UK
Companies Act 2006 to make market purchases [as defined in
Section 693 of the UK Companies Act 2006] of its own ordinary shares in the capital of Mondi Plc provided that: the maximum number of ordinary shares which may be purchased is 18,362,
040 [representing 5% of Mondi's Plc issued ordinary share capital]
the minimum price which may be paid for any ordinary share is
EUR 0.20; the maximum price which may be paid for any ordinary share is no more than 5% above the average of the middle market quotations of the ordinary shares of Mondi Plc as derived from the
London Stock Exchange Daily official List for the 5 business days immediately before the day on which such share is contracted to be purchased; and iv) [Authority expires earlier at the conclusion of the AGM of Mondi Plc to be held in 2011 or, 6 AUG 2011]
[except in relation to the purchase of shares the contract for which was concluded before the expiry of such authority and which may be executed wholly or partly after such expiry]
		Management	For	For

BEC WORLD PUBLIC CO LTD
Security	Y0769B133	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	07-May-2010
ISIN	TH0592010Z14	Agenda		702358640 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the minutes of the annual general shareholder meeting for year 2009	Management	For	For
2	Acknowledge the Board of Directors report	Management	For	For
3	Approve the balance sheet and income statements for the FY as of 31 DEC 2009	Management	For	For
4	Approve the profit allocation and dividend payment for year 200	Management	For	For
5.1	Election of Mr. Arun Ngamdee as a Director, replacement who retire by	Management	For	For
5.2	Election of Mr. Pratharn Rangsimaporn as a Director, replacement who retire	Management	For	For
5.3	Election of Mr. Manit Boonprakob as a Director, replacement who retire by	Management	For	For
5.4	Election of Mr. Matthew Kichodhan as a Director, replacement who retire by	Management	For	For
6.1	Appointment of Mr. Chansak Fuangfu as an Independent Director	Management	For	For
6.2	Appointment of Mr. Somchai Boonnamsiri as an Independent Director	Management	For	For
7	Approve the Directors remuneration for the year 2010	Management	For	For
8	Appointment of the Auditor and auditing fee for the year 2010	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

ANGLOGOLD ASHANTI LTD
Security	S04255196	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	07-May-2010
ISIN	ZAE000043485	Agenda		702362942 - Management
Item	Proposal	Type	Vote	For/Against Management
O.1	Receive and adopt the consolidated audited annual financial statements of the Company and its subsidiaries, together with the Auditors and the Directors reports for the YE 31 DEC 2009	Management	For	For
O.2	Appointment of Ernst and Young Inc, as the Auditors of the Company from the	Management	For	For
O.3	Re-election of Mr. FB Arisman as a Director of the Company, who retires in terms of the Articles of Association of the Company until the conclusion of the next AGM of the Company	Management	For	For
O.4	Re-election of Prof LW Nkuhlu as a Director of the Company, who retires in terms of Article 92 of the Articles of Association of the Company	Management	For	For
O.5	Appointment of Mr. FB Arisman as a Member of the Audit and Corporate	Management	For	For
O.6	Appointment of Prof LW Nkuhlu as a Member of the Audit and Corporate	Management	For	For
O.7
Amend that subject to the provisions of the Companies Act, 1973, the Companies Act, 2008 and the listing requirements of the JSE
Limited, from time to time, authorize the Directors to allot and issue, for such purposes and on such terms as they may, in their discretion, determine, ordinary shares of ZAR 0.25 each in the authorized but unissued share capital of the Company, up to a maximum of 5% of the number of ordinary shares of ZAR 0.25
each in issue from time to time
		Management	For	For
O.8
Authorize the Directors of the Company, in accordance with the listing requirements of the JSE Limited  JSE Listing Requirements to allot and issue for cash, on such terms and conditions as they may deem fit, all or any of the ordinary shares of ZAR 0.25 each
Ordinary Shares in the authorized but unissued share capital of the Company which they shall have to allot and issue in terms of ordinary resolution number 7, subject to the following conditions:
this authority shall be limited to a maximum number of 5% of the number of ordinary shares in the issued share capital of the
Company from time to time; this authority shall only be valid until the next AGM of the Company but shall not extend beyond 15
months; a paid press announcement giving full details, including the impact on net asset value and CONTD.
		Management	For	For
-
CONTD. earnings per share of the Company, shall be published after any issue-representing, on a cumulative basis with in 1 FY,
5% of the number of-ordinary shares per issue prior to the issue concerned; in determining the-price at which an issued of ordinary shares for cash will be made in terms of-this authority, the maximum discount permitted shall be 10% of the weighted-
average traded price of the ordinary shares on the JSE Limited adjusted for-any dividend declared but not yet paid or for any capitalization award made-to shareholders , over than 30 business days prior to the date that the price-of the issue is determined or agreed by the Directors of the Company; and any-issues of
ordinary shares under this authority shall be made only to a public-shareholder as defined in the JSE Listing Requirements
Non-Voting
O.9
Authorize the Directors of the Company, subject to the provisions of the Companies Act, 1973, as the Companies Act, 2008 and the
listing requirements of the JSE Limited, from time to time, as a general authority and approval: to issue, upon such terms and conditions as the Directors, in their discretion may deem fit, such number of convertible bonds which may be converted into a
maximum, in the aggregate, of 5% of the ordinary shares of ZAR
0.25 each in the issued share capital of CONTD.
		Management	For	For
-
CONTD. the Company from time to time; or authorize to procure the issue by a-wholly-owned subsidiary of the Company, upon
such terms and conditions as the-Directors, in their discretion may deem fit, such number of convertible-bonds, guaranteed by the
Company and which may be converted into a maximum,-in the
aggregate, of 5% of the ordinary shares of ZAR 0.25 each in the issued-share capital of the Company from time to time
Non-Voting
O.10
Approve the Article 73 of the Company's Article of Association, the
remuneration, payable quarterly in arrear, to the Non-Executive
Directors of the Company, be increased with the effect from 01
JUN 2010 on the basis as specified
		Management	For	For
O.11
Approve the remuneration, payable quarterly in arrear, to the Non-
Executive Directors of the Company for serving on Committees of the Board, be increased with the effect from 01 JUN 2010 on the basis as specified
		Management	For	For
O.12
Amend the AngloGold Limited Share Incentive Scheme, as
reflected in the conformed copy thereof tabled at the AGM and initialled by the Chairman of such meeting for the purposes of identification, be approved
		Management	For	For
O.13
Amend the AngloGold Ashanti Limited Long Term Incentive Par
2005, as reflected in the conformed copy thereof tabled at the
AGM and initialed by the Chairman of such meeting for the
purposes of identification, be approved
		Management	For	For
O.14
Amend the AngloGold Ashanti Limited Bonus Share Plan 2005, as
reflected in the conformed copy thereof tabled at the AGM and initialed by the Chairman of such meeting for the purposes of identification, be and they are hereby approved
		Management	For	For
O.15
Authorize the subject to the provisions of the Companies Act,
1973, as amended, the Companies Act, 2008 and the listing
requirements of the JSE Limited, from time to time, 17,000,000 ordinary shares of ZAR 0.25 each in the authorized but unissued share capital of the Company be and they are placed under the control of the Directors as a specific authority and instruction to issue such shares in accordance with the provisions of any
incentive schemes adopted by the Company from time to time,
including but not limited to, the AngloGold Ashanti Share CONTD.
		Management	For	For
-
CONTD. Incentive Scheme, AngloGold Ashanti Limited Long
Term Incentive Plan-2005, and the AngloGold Ashanti Limited
Bonus Share Plan 2005, such specific-and authority and
instruction superseding any prior specific authorities and-
instructions granted to the Directors of the Company to issue shares for the-purposes of any incentive schemes adopted by the
Company
Non-Voting
O.16
Approve the remuneration policy of the Company as set out below as a non-binding advisory vote of shareholders of the Company in terms of the King report on Corporate Governance for South
Africa 2009: the remuneration committee sets and monitors
executive remuneration for the Company; in line with the
executive remuneration policy; this policy has as its objectives to:
attract, award and retain executives of the highest caliber; align
		Management	For	For

the behaviour and performance of executives with the company's strategic goals, in the overall interests of shareholders; ensure the appropriate balance between short, medium, and long-term
rewards and incentives, with the latter being closely linked to structured Company performance targets and strategic objectives that are in place from time to time; and ensure that regional
CONTD.

-
Management is competitively rewarded within a global
remuneration policy,-which recognizes both local and global
market place; the Company aims to be-the leading gold mining
Company in the medium term and the leading mining-Company in the long-term; in order to achieve this, the Company must be in a-
position to attract the best talent available in the industry and its-
remuneration packages must therefore be comparable to those of the leading-mining Companies globally; the remuneration policy is devised to support this-business strategy; in particular the remuneration committee is responsible-for: the remuneration
packages for Executive Directors and other Members of-the
Executive Committee of the Company including, but not limited to, basic-salary, performance based long-term and short-term
CONTD.
Non-Voting
-
CONTD. incentives, pensions, and other benefits; and the design and operation-of the Company's executive share option and other incentive schemes; the-following principles are applied to give effect to the remuneration policy-and to determine executive remuneration: to attract, reward and retain-executives of the highest calibre, executive remuneration is benchmarked-against a comparator group of global and selected South African mining and-multi-national Companies; the most recent benchmarking
exercise conducted by-independent consultants indicates that the total remuneration of the-executive Directors is close to the median of the comparator group, but the-remuneration of the
Executive Vice Presidents  EVPs  lags that of peer group,-specific cash-based retention plans  settled after a three year CONTD.
Non-Voting
-
CONTD. period  have been put in place to address this issue;
however, a-systemic adjustment of the remuneration levels for executives and senior-management is required to ensure that the
Company's remuneration levels are-consistent with global pay levels, and that the Company can complete-effectively in the global market; to ensure the appropriate balance between-short, medium, and long-term incentives, annual remuneration is a
combination-of base pay and short and long-term incentives, with salary comprising about-35%-45% of annual remuneration if the
AngloGold Ashanti Limited Bonus Share-Plan 2005  BSP  and the
AngloGold Ashanti Limited Long Term Incentive Plan-2005,  LTIP
targets are achieved; to align the behaviour and performance of-
executives with the Company's strategic goals, all incentive plans align-performance CONTD.
Non-Voting
-
CONTD. targets with the shareholders interests; the quantum of the short-term-incentive and the related BSP shares are
determined with respect to current-performance, while the vesting of the LTIP award is determined with respect-to Company
performance over the 3 years following the date of grant; during-
2009, the key remuneration decisions taken were as follows: in
2009 the Chief-Executive Officers initial 2 years contract was
Non-Voting

replaced by a contract with a-12 month notice period and his remuneration package was restructured in-accordance with
conditions of employment for permanent employees; the chief-
financial officers offshore payment was increased to cater for tax payable on-this amount from 1 APR 2009;as a result of
benchmarking exercise mentioned-above, adjustments in excess of the South CONTD.

-
CONTD. African inflationary increases were made to close the gap between the-EVP basic salaries and the comparator group
median; the outcome of this-review, as it effects EVP basic
salaries, is explained in the Annual-Financial Statements 2009, a copy of which is available on the company's-website on
www.anglogoldashanti.Com
Non-Voting
S.17
Approve the acquisition in terms of the Companies Act, 1973, as amended, Existing Companies Act , the Companies Act 2008
New Companies  and the listings requirements of the JSE limited by the Company of ordinary shares issued by the Company, and the acquisition in terms of the Companies Act, the new
Companies Act and the listings requirements of the JSE limited, by any of the Company's subsidiaries, from time to time, of
ordinary shares issued by the Company, is hereby approved as a general approval provided that: any such acquisition of shares shall be through the order book operated by the JSE Limited
Trading system and done without any prior understanding or
arrangement between the Company and the Counter party; and/or on the open market of any other stock exchange on which the
shares are listed or may be listed CONTD.
		Management	For	For
-
CONTD. and on which the Company may, subject to the approval of the JSE-Limited and any other stock exchange as necessary, wish to effect such-acquisitions of shares; this approval shall be valid only until the next AGM-of the Company, or for 15 months from the date of this resolution, whichever-period is shorter; an announcement containing details of such acquisitions-will be published as soon as the Company, or the subsidiaries
collectively,-shall have acquired ordinary shares issued by the
Company consisting on a-cumulative basis not less than 3% of the number of ordinary shares in the-Company in issue as at the date of this approval; and an announcement-containing details of such acquisitions will be published in respect of each-subsequent acquisition by either the CONTD.
Non-Voting
-
CONTD. Company or by the subsidiaries collectively, as the case may be, of-ordinary shares issued by the Company, constituting, on a cumulative basis,-not less than 3% of the number of ordinary shares in the Company in issue as-at the date of this approval; the
Company, and its subsidiaries collectively,-shall not in any FY be entitled to acquire ordinary shares issued by the-Company,
constituting, on a cumulative basis, more than 5% of the number of-ordinary shares in the Company in issue as at the date of this approval;-shares issued by the Company may not be acquired at a price greater than 10%-above the weighted average market
price of the Company's shares for the 5-business days
immediately preceding the date of the acquisition
Non-Voting

CIMB GROUP HOLDINGS BHD
Security	Y1636J101	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	07-May-2010
ISIN	MYL1023OO000	Agenda		702370696 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Authorize the Directors of the Company and the Company, subject to the passing of this Resolution 2 and subject to the approvals being obtained from the relevant regulatory authorities, for the proposed SET Listing and all matters relating thereto as set out in the circular dated 14 APR 2010 issued by the Company to its
shareholders; on such terms as the Company and the Directors shall determine, to allot issue: i) up to 50 million new CIMB shares in the event that the proposed bonus issue [as defined below] is completed after the launch of the initial public offering [IPO]
[Scenario A]; or ii) up to 100 million new CIMB shares in the event that the proposed bonus issue [as defined below] is completed before the launch of the IPO [Scenario B], [collectively referred to as the IPO Shares], pursuant to the proposed SET listing, at such issue price[s] to be determined at the Directors discretion and announced later; to allot and issue up to 250,000 IPO Shares under scenario A or up to 500,000 IPO Shares under scenario B, to eligible employees of the CIMB Thai Bank Public Company
Limited [formerly known as Bank Thai Public Company Limited]
and it subsidiaries at an issue price to be determined at the
Directors discretion and announced at a later date; such issue price shall be at a discount [to be determined by the Directors at their discretion] to the price of the IPO shares offered to
institutional and/or retail investors during the IPO, but shall in no event be lower than the par value of CIMB shares of RM 1.00
each; such IPO shares to be issued pursuant to the proposed SET listing shall, upon allotment and issue, rank equally in all respects with the existing CIMB shares, except for any dividends, rights, benefits, entitlements and/or other distributions, the entitlement date of which precedes the date of allotment and issue of such
IPO shares pursuant to the proposed SET listing; to sign and execute all documents, do all things and acts as may be required to give effect to the aforesaid proposed SET listing, to sign and execute all documents, do all things and acts as may be required to give effect to the aforesaid proposed SET Listing with full powers to assent to any conditions variations, modifications and/or amendments in any manner as may be required by any relevant
regulatory authorities and to deal with all matters relating thereto and to take all such steps and do all acts and things in any manner as they deem necessary or expedient to implement,
finalize and give full effect to the proposed SET listing
		Management	For	For
2
Approve, subject to the passing of Ordinary Resolution 3 and
Special Resolution 1, to increase the issued and paid-up share capital of the Company by way of bonus issue of up to
3,582,387,823 new CIMB shares by capitalizing a sum of up to
MYR 3,582,387,823 from the share premium account of the
Company and that the same be applied in making payment in full at par for up to 3,582,387,823 bonus shares in the share capital of the Company; such bonus shares be allotted, distributed and
credited as fully paid-up to the registered holders of the Company whose names appear in the record of depositors of the Company on the entitlement date, on the basis of one bonus share for every
		Management	For	For

one existing CIMB share held by such shareholders; such bonus shares to be issued pursuant to the proposed bonus issue shall, upon allotment and issue, rank equally in all respects with the existing CIMB shares, except for any dividends, rights, benefits, entitlements and/or other distributions, the entitlement date of which precedes the date of allotment and issue of such bonus shares under the proposed bonus issue;  authorize the Directors of the Company to sign all documents, do all things and acts as may be required to give effect to the aforesaid proposed bonus issue with full powers to assent to any conditions variations, modifications and/or amendments in any manner as may be
requires by any relevant regulatory authorities and to deal with all matters relating thereto and to take all such steps and do all acts and things in any manner as they deem necessary or expedient to implement, finalize and give full effect to the proposed bonus issue

3
Approve, subject to the passing of Ordinary Resolution 2 and
Special Resolution 1, to increase the authorized share capital of the Company from MYR 5,000,000,000 comprising 5,000,000,000
CIMB shares to MYR 10,000,000,000 comprising 10,000,000,000
CIMB shares by the creation of an additional 5,000,000,000 new
CIMB shares; authorize the Directors of the Company to sign
execute all documents, do all things and acts as may be required to give effect to the aforesaid proposed increase in Authorized
Share Capital with full powers to assent to any conditions
variations, modifications and/or amendments in any manner as may be required by any relevant regulatory authorities and to deal with all matters relating thereto and to take all such steps and do all acts and things in any manner as they deem necessary or
expedient  to implement, finalize and give full effect to the proposed increase in authorized Share Capital
		Management	For	For
S.1
Amend, subject to passing of Ordinary Resolution 2 and Ordinary
Resolution 3, Article V of the Memorandum of Association of the
Company as specified: the present authorized share capital of the
Company is MYR 10,000,000,000 divided into 10,000,000,000
shares of MYR 1 each with power to increase or reduce the
capital to consolidate or subdivide the shares into shares of larger or smaller amounts, and to issue all or any part of the authorized or any additional capital as fully paid or partly paid shares, and with any special preferential rights or privileges or subject to any special terms or conditions, and either with or without special designation, and also from time to time vary, alter, modify, abrogate or deal with any such rights, privileges, terms, conditions or designations as may be permitted by the Companies Act, 1985
[or any statutory modification or re-enactment thereof for the time being in force] or provided by the Articles of Association of the
Company for the time being; authorize the Directors of the
Company and the Secretary to sign and execute all documents, do all things and acts as may be required to give effect to the aforesaid proposed Amendments to the Memorandum with full
powers to assent to any conditions variations, modifications and/or amendments in any manner as may be required by any relevant
regulatory authorities and to deal with all matters relating thereto and to take all such steps and do all acts and things in any manner as they deem necessary or expedient  to implement,
finalize and give full effect to the proposed Amendments to the
Memorandum
		Management	For	For
S.2
Approve, subject to passing of Ordinary Resolution 1, for the proposed Amendments to the Articles in the manner as specified in Appendix 1 attached to the circular dated 14 APR 2010 issued by the Company to its shareholders; authorize the Directors of the
Company and the Company Secretary to sign and execute all
documents, do all things and acts as may be required to give effect to the aforesaid proposed Amendments to the Articles with full powers to assent to any conditions variations, modifications and/or amendments in any manner as may be required by any
relevant regulatory authorities and to deal with all matters relating thereto and to take all such steps and do all acts and things in any manner as they deem necessary or expedient to implement,
finalize and give full effect to the proposed Amendments to the
Articles
		Management	For	For

CIMB GROUP HOLDINGS BHD
Security	Y1636J101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	07-May-2010
ISIN	MYL1023OO000	Agenda		702372676 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the audited financial statements for the FYE 31 DEC 2009 and reports of the Directors and the Auditors thereon	Management	For	For
2	Re-election of Datuk Dr. Syed Muhamad Syed Abdul Kadir as a Director, who retires pursuant to Article 76 of the Company's Articles of Association	Management	For	For
3	Re-election of Dato' Robert Cheim Dau Meng as a Director, who retires pursuant to Article 76 of the Company's Articles of Association	Management	For	For
4	Re-election of Mr. Cezar Peralta Consing as a Director, who retires pursuant to Article 76 of the Company's Articles of Association	Management	For	For
5	Re-election of Mr. Glenn Muhammad Surya Yusuf as a Director, who retires pursuant to Article 83 of the Company's Articles of Association	Management	For	For
6	Re-election of Mrs. Watanan Petersik as a Director, who retires pursuant to Article 83 of the Company's Articles of Association	Management	For	For
7	Re-appointment of Tan Sri Dato' Seri Haidar Mohammed Nor as a Director of the Company, pursuant to Section 129(6) of the Companies Act, 1965 to hold the office until the next AGM	Management	For	For
8	Approve the payment of Directors' fees amounting to MYR 90,000 per Director in respect of the FYE 31 DEC 2009	Management	For	For
9	Re-appointment of Messrs. PricewaterhouseCoopers as the Auditors of the Company for the FY ending 31 DEC 2010 and authorize the Board of Directors to fix their remuneration	Management	For	For
10
Authorize the Directors, pursuant to Section 132D of the
Companies Act, 1965, to issue shares in the Company, provided that the aggregate number of shares to be issued does not
exceed 10% of the issued share capital of the Company and for such purposes the Directors may in their absolute discretion deem fit, subject always to the approval of all the relevant governmental and/or regulatory authorities;  Authority expires at the conclusion of the next AGM
		Management	For	For
11
Authorize the Company, subject to the Companies Act, 1956, the
Company's Memorandum and Articles of Association and the
requirements of the Bursa Malaysia Securities Berhad  Bursa
Securities  and approvals of all the relevant governmental and/or regulatory authorities, to purchase such number of ordinary
shares of MYR 1.00 each in the Company  Proposed Shares Buy-
Back as may be determined by the Board of Directors of the
Company for time to time through Bursa Securities upon such
terms and conditions as the Board of Directors may deem fit and expedient in the interest of the Company provided that the
aggregate number of ordinary shares purchased and/or held
pursuant to this resolution does not exceed 10% CONTD
		Management	For	For
CONT
CONTD of the total issued and paid-up share capital of the
Company at any-point in time and an amount not exceeding the total retained profits of-approximately MYR 1,996 million and/or share premium account of approximately-MYR 5,587 million of the
Company based on the audited financial statements-for the FYE
31 DEC 2009 be allocated by the Company for the proposed
shares-Buy-Back and that the ordinary shares of the Company to be purchased are-proposed to be cancelled and/or retained as treasury shares and either-subsequently be cancelled distributed as dividends or re-sold on Bursa-Securities; CONTD
Non-Voting
CONT
CONTD authorize the Board of Directors of the Company to do all acts and-things to give effect to the Proposed Shares Buy-Back;
Authority expires the-earlier of the conclusion of the next AGM of
CIMB in 2011 at which time such-authority shall lapse unless by ordinary resolution passed at that meeting,-the authority is renewed either unconditionally or subject to conditions or-the period within which the next AGM after that date is required by law to be-held
Non-Voting
0	Transact any other business	Non-Voting

ARCELORMITTAL SOUTH AFRICA
Security	S05944111	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	11-May-2010
ISIN	ZAE000134961	Agenda		702319319 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Adopt the annual financial statements	Management	For	For
2.1	Re-elect Ms. N.D. Orleyn as a Director	Management	For	For
2.2	Re-elect Mr. E.K. Diack as a Director	Management	For	For
2.3	Re-elect Mr. M.J.N. Njeke as a Director	Management	For	For
2.4	Re-elect Mr. D.K. Chugh as a Director	Management	For	For
2.5	Re-elect Mr. M. MacDonald as a Director	Management	For	For
3	Re-appoint Deloitte & Touche as the Independent Auditors of the Company and Mr. RM Duffy as the Individual Designated Auditor who will undertake the audit of the Company for the ensuing year	Management	For	For
4	Approve the Non Executive Directors fees	Management	For	For
5	Amend the Arcelor Mittal South Africa Management Share Trust Deed	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF AUDITORS NAMES. IF YOU H-AVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YO-U DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

P T INDOCEMENT TUNGGAL PRAKARASA TBK
Security	Y7127B135	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	11-May-2010
ISIN	ID1000061302	Agenda		702391549 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the Company's annual report and ratify the Company's consolidated financial statements for FY 2009	Management	For	For
2	Approve the appropriation of the Company's net profit for FY 2009	Management	For	For
3	Appointment of the Public Accountant Firm to audit the Company's book for FY 2010	Management	For	For
4	Appointment of the member of the Board of Directors of the Company	Management	For	For
5	Approve to determine the salary and other allowances for the member of the Board of Directors and honorarium for the member of the Board of Commissioners of the Company	Management	For	For
6
Amend the Article of Association of the Company in compliance with Regulation No.IX.E.2, attachment of the decree of the
Bapepam-LK Chairman no.KEP-413/BL/dated 25 NOV 2009
according material transaction and changes on main business
activity
		Management	For	For

DENWAY MTRS LTD
Security	Y2032Y106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	11-May-2010
ISIN	HK0203009524	Agenda		702394583 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 670252 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1.	Receive the Audited financial statements and the report of the Directors and the Independent Auditor's report for the YE 31 DEC 2009	Management	For	For
2.	Declare a final dividend	Management	For	For
3.i	Re-elect Mr. Zhang Fangyou as the Director	Management	For	For
3.ii	Re-elect Mr. LI Tun as the Director	Management	For	For
3.iii	Re-elect Mr. FU Shoujie as the Director	Management	For	For
3.iv	Re-elect Mr. Lee Ka Lun as the Director	Management	For	For
3.v	Authorize the Board of Directors to fix the remuneration of the Directors	Management	For	For
4	Re-appoint Auditor and authorize the Board of Directors to fix the remuneration	Management	For	For
5.
Authorize the Directors of the Company, subject to paragraph (ii)
during the Relevant Period [as specified] to repurchase shares in the capital of the Company on the Stock Exchange of Hong Kong
Limited or on any other Stock Exchange on which the shares of the Company may be listed and recognized by the Securities and
Futures Commission and the Stock Exchange for this purpose,
subject to and in accordance with all applicable laws and the requirements of the Rules Governing the Listing of Securities on
the Stock Exchange or of any other stock exchange as amended from time to time; the aggregate nominal amount of shares of the
Company to be repurchased by the Company pursuant to the
approval in paragraph [i] of this Resolution shall not exceed 10%
of the aggregate nominal amount of the issued share capital of the
Company at the date of the passing of this resolution and the said approval shall be limited accordingly; [Authority expires at the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by law to be held]
		Management	For	For
6.
Authorize the Directors of the Company, subject to paragraph [iii]
during or after the relevant period as specified to allot, issue and deal with additional shares in the capital of the Company and to make and grant offers, agreements and options [including
warrants, bonds, debentures, notes and other securities which carry rights to subscribe for or are convertible into shares of the
Company] which would or might require shares to be allotted be and is hereby generally and unconditionally approved; the
aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted [whether pursuant to
		Management	For	For

an option or otherwise] by the directors of the Company pursuant to the approval in paragraph [i] of this Resolution, otherwise than pursuant to [a] a Rights Issue [as specified]; or [b] an issue of shares upon the exercise of subscription rights under any option scheme or similar arrangement for the time being adopted for the grant or issue to the grantees as specified in such scheme or similar arrangement of shares or rights to acquire shares of the
Company; or [c] any issue of shares pursuant to the exercise of rights of subscription or conversion under the terms of any existing warrants, bonds, debentures, notes and other securities of the
Company which carry rights to subscribe for or are convertible into shares of the Company; or [d] an issue of shares pursuant to any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of the dividend on shares of the
Company in accordance with the articles of association of the
Company, shall not exceed 20% of the aggregate nominal amount of the issued share capital of the Company at the date of the passing of this Resolution and the said approval shall be limited accordingly; [Authority expires at the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by law to be held]

7.
Approve, conditional upon the passing of the ordinary resolutions in items 5 and 6 in the notice convening this meeting, the general mandate granted to the Directors of the Company to exercise the powers of the Company to allot, issue and deal with any additional shares of the Company pursuant to ordinary resolution in item 6 of the notice convening this meeting be and is hereby extended by the addition thereto of an amount representing the aggregate nominal amount of the share capital of the Company repurchased by the Company under the authority granted pursuant to ordinary resolution in item 5 of the notice convening this meeting, provided that such extended amount shall not exceed 10% of the
aggregate nominal amount of the issued share capital of the
Company at the date of the passing of this resolution
		Management	For	For

CHINA MOBILE LTD
Security	Y14965100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	12-May-2010
ISIN	HK0941009539	Agenda		702350327 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	Receive and consider the Audited financial statements and the Reports of the Directors and Auditors of the Company and its subsidiaries for the YE 31 DEC 2009	Management	For	For
2	Approve to declare a final dividend for the YE 31 DEC 2009	Management	For	For
3.i	Re-election of Li Yue as a Director	Management	For	For
3.ii	Re-election of Lu Xiangdong as a Director	Management	For	For
3.iii	Re-election of Xin Fanfei as a Director	Management	For	For
3.iv	Re-election of Frank Wong Kwong Shing as a Director	Management	For	For
4	Re-appointment of Messrs. KPMG as the Auditors and to authorise the Directors to fix their remuneration	Management	For	For
5
Authorize the Directors during the relevant period of all the powers of the Company to purchase shares of HKD 0.10 each in the
capital of the Company including any form of depositary receipt representing the right to receive such shares  Shares ; and the aggregate nominal amount of shares which may be purchased on
The Stock Exchange of Hong Kong Limited or any other stock
exchange on which securities of the Company may be listed and which is recognized for this purpose by the Securities and Futures
Commission of Hong Kong and The Stock Exchange of Hong
Kong Limited shall not exceed or represent more than 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution, and the said approval shall be limited accordingly; CONTD..
		Management	For	For
-	CONTD.. Authority expires earlier at the conclusion of the next AGM of the-meeting or the expiration of period within which the next AGM of the Company-is required by law to be held	Non-Voting
6
Authorize the Directors to exercise full powers of the Company to allot, issue and deal with additional shares in the Company
including the making and granting of offers, agreements and
options which might require shares to be allotted, whether during the continuance of such mandate or thereafter provided that, otherwise than pursuant to (i) a rights issue where shares are offered to shareholders on a fixed record date in proportion to their then holdings of shares; (ii) the exercise of options granted under any share option scheme adopted by the Company; (iii) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend in accordance with the Articles of Association of the Company, the aggregate nominal amount of the shares allotted shall not exceed the CONTD..
		Management	For	For
-
CONTD.. aggregate of: (a) 20% of the aggregate nominal amount of the share-capital of the Company in issue at the date of passing this resolution, plus-(b)  if the Directors are so authorized by a separate ordinary resolution of-the shareholders of the Company the nominal amount of the share capital of-the Company
repurchased by the Company subsequent to the passing of this-
resolution  up to a maximum equivalent to 10% of the aggregate nominal amount-of the share capital of the Company in issue at the date of passing this-Resolution ;  Authority expires earlier at the conclusion of the next AGM of-the meeting or the expiration of period within which the next AGM of the-Company is required by law to be held
Non-Voting
7
Authorize the Directors of the Company to exercise the powers of the Company referred to in the resolution as specified in item 6 in the notice of this meeting in respect of the share capital of the
Company as specified
		Management	For	For

HACI OMER SABANCI HLDG S A
Security	M8223R100	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	12-May-2010
ISIN	TRASAHOL91Q5	Agenda		702391854 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: POWER
OF ATTORNEY (POA) REQUIRMENTS V-ARY BY CUSTODIAN.
GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
WOULD ELIMIN-ATE THE NEED FOR THE INDIVIDUAL
BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS A-
RRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER POA
MAY BE REQUIRED. IF YOU HAVE AN-Y QUESTIONS PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
THANK YOU.
Non-Voting

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 686266 DUE TO CHANGE IN VO-TING STATUS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1	Opening and election of the Chairmanship	Management	For	For
2	Grant authority to the chairmanship to sign the minutes of the assembly	Management	For	For
3	Reading and discussion of the Board of Directors' activity report and Auditors-' report with respect to the operations and accounts of year 2009	Non-Voting
4	Giving information to the shareholders about the donations given across the ye-ar 2009	Non-Voting
5	Ratify the balance sheet and profit and loss statement of year 2009; consideration and taking decision on the proposal concerning the distribution of profit	Management	For	For
6	Grant discharge of the Board Members and Auditors separately with respect to the Company's activities in year 2009	Management	For	For
7	Election of the Members of the Board of Directors and determination of their term in office and of their remuneration	Management	For	For
8	Ratify the independent external auditing Company elected by Board of Directors	Management	For	For
9	Authorize the Members of the Board of Directors to participate in activities indicated in the Articles 334 and 335 of the Turkish Trade Code	Management	For	For

CHINA UNICOM HONG KONG LTD
Security	Y1519S111	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	12-May-2010
ISIN	HK0000049939	Agenda		702394812 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100412/LTN2 0100412019.pdf-	Non-Voting
1	Receive the financial statements and the reports of the Directors and of the Independent Auditor for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend for the YE 31 DEC 2009	Management	For	For
3.a.1	Re-elect Mr. Zuo Xunsheng as a Director	Management	For	For
3.a.2	Re-elect Mr. Tong Jilu as a Director	Management	For	For
3.a.3	Re-elect Mr. Cheung Wing Lam Linus as a Director	Management	For	For
3.b	Authorize the Board of Directors to fix remuneration of the Directors for the year ending 31 DEC 2010	Management	For	For
4	Re-appoint Messrs. PricewaterhouseCoopers as the Auditor, and authorize the Board of Directors to fix their remuneration for the year ending 31 DEC 2010	Management	For	For
5	Authorize the Directors to repurchase shares in the Company not exceeding 10% of the aggregate nominal amount of the existing issued share capital	Management	For	For
6	Authorize the Directors to issue, allot and deal with additional shares in the Company not exceeding 20% of the aggregate nominal amount of the existing issued share capital	Management	For	For
7	Authorize the Directors to issue, allot and deal with shares by the number of shares repurchased	Management	For	For

SINO-OCEAN LAND HOLDINGS LTD
Security	Y8002N103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	13-May-2010
ISIN	HK3377040226	Agenda		702349374 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and consider the audited consolidated financial statements and the reports of the Directors and the Auditors for the FYE 31 DEC 2009	Management	For	For
2	Declare a final dividend for the YE 31 DEC 2009	Management	For	For
3.a	Election of Ms. Liu Hui as a Non-Executive Director and authorize the Board	Management	For	For
3.b	Election of Mr. Wang Xiaodong as a Non-Executive Director and authorize the	Management	For	For
3.c	Election of Mr. Wang Xiaoguang as a Executive Director and authorize the	Management	For	For
3.d	Election of Mr. Chen Runfu as a Executive Director and authorize the Board of	Management	For	For
3.e	Election of Mr. Han Xiaojing as an Independent Non-Executive Director and	Management	For	For
3.f	To re-elect Mr. Zhao Kang as an Independent Non-Executive Director and authorise the board of directors of the Company to fix his remuneration.	Management	For	For
4	Re-appointment of PricewaterhouseCoopers as the Auditor of the Company and authorize the Board of Directors of the Company to fix their remuneration	Management	For	For
S.5
Amend the Articles of Association of the Company and authorize the Board of Directors of the Company to deal with on behalf of the Company the relevant filing and amendments (where
necessary) procedures and other related issues arising from the amendments to the Articles of Association
		Management	For	For
6.a
Authorize the Directors to allot, issue and deal with additional shares in the capital of the Company and make or grant offers, agreements and options and rights of exchange or conversion
which might require the exercise of such powers, subject to and in accordance with all applicable laws and requirements of the Rules
Governing the Listing Securities on The Stock Exchange of Hong
Kong Limited during and after the relevant period, not exceeding
20% of the aggregate nominal amount of the issued share capital of the Company, otherwise than pursuant to i) a rights issue; or ii)
the exercise of options under any share option scheme or similar arrangement adopted by the Company for the grant or issue to the employees and directors of the Company and/or any of its
subsidiaries and/or other eligible participants specified hereunder of options to subscribe for or rights to acquire shares of the
Company; Contd...
		Management	For	For
-
Contd..or (c) an issue of shares upon the exercise of the
subscription rights-attaching to any warrants which may be issued by the Company; or (d) an issue-of shares of the Company as
scrip dividend or similar arrangement in-accordance with the memorandum and articles of association of the Company;-
Authority expires the earlier of the conclusion of the next AGM or the-expiration of the period within which the next AGM is to be held by law
Non-Voting
6.b
Authorize the Directors of the Company to purchase or otherwise acquire shares in the capital of the Company during the relevant period, on The Stock Exchange of Hong Kong Limited or any
other stock exchange on which the shares of the Company have been or may be listed and recognized by the Securities and
Futures Commission under the Hong Kong Code on share
repurchases for such purposes, subject to and in accordance with all applicable laws and regulations, at such price as the Directors may at their discretion determine in accordance with all applicable laws and regulations, not exceeding 10% of the aggregate
nominal amount of the issued share capital of the Company;
Authority expires the earlier of the conclusion of the AGM of the
Company or the expiration of the period within which the next
AGM of the Company is to be held by law
		Management	For	For
6.c
Approve, conditional upon the passing of the resolutions set out in paragraphs 6(A) and 6(B) of the notice convening this meeting, the general mandate granted to the directors of the Company to exercise the powers of the Company to allot, issue and otherwise deal with shares of the Company pursuant to the resolution set out in paragraph 6(A) of the notice convening this meeting be and is hereby extended by the addition thereto an amount of shares
representing the aggregate nominal amount of shares of the
Company purchased or otherwise acquired by the Company
pursuant to the authority granted to the directors of the Company under the resolution set out in paragraph 6(B) above, provided that such amount shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing this resolution
		Management	For	For
6.d
Approve the increase in the authorized share capital of the
Company from HKD 8,000,000,000 divided into 10,000,000,000
ordinary shares of HKD 0.80 each to HKD 20,000,000,000,
comprising 20,000,000,000 ordinary shares of HKD 0.80 each and
5,000,000,000 preference shares of HKD 0.80 each
		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO receipt of
conservative record date-. IF YOU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
FORM-UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

CHINA EVERBRIGHT LTD
Security	Y1421G106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	13-May-2010
ISIN	HK0165000859	Agenda		702391412 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	Receive the audited financial statements, the report of the Directors and Independent Auditor's report of the Company for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend	Management	For	For
3.A	Re-elect Mr. Tang Chi Chun, Richard as a Director	Management	For	For
3.B	Re-elect Mr. Ng Ming Wah, Charles as a Director	Management	For	For
3.C	Authorize the Board to fix the remuneration of Directors	Management	For	For
4	Re-appoint the Auditors and authorize the Board of Directors to fix the remuneration of the Auditors	Management	For	For
5	Approve the general mandate to issue shares of the Company	Management	For	For
6	Approve the general mandate to repurchase shares	Management	For	For
7	Approve the extension of the general mandate to issue shares of the Company	Management	For	For
S.8	Approve the amendments to the Articles of Association of the Company	Management	For	For
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100412/LTN2 0100412446.pdf	Non-Voting

BYD COMPANY LTD, SHENZHEN
Security	Y1023R104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	13-May-2010
ISIN	CNE100000296	Agenda		702401631 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100326/LTN2 0100326019.pdf	Non-Voting
1.	Approve the working report of the Board of Directors of the Company for the YE 31 DEC 2009	Management	For	For
2.	Approve the working report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
3.	Approve the audited financial statements of the Company as at and for the YE 31 DEC 2009	Management	For	For
4.	Approve the proposal for appropriation of profit of the Company for the YE 31 DEC 2009	Management	For	For
5.
Re-appoint Ernst & Young as the Company's International
Auditors for the FY of 2010, to hold office until the conclusion of the next AGM of the Company, and authorize the Board of
Directors of the Company to determine its remuneration
		Management	For	For
6.	Approve the remuneration of the Directors of the Company in 2010	Management	For	For
7.	Approve the remuneration of the Supervisors of the Company in 2010	Management	For	For
8.
Approve the Company, from the date on which this resolution is passed until the date of the conclusion of the 2010 AGM of the shareholders to be held in 2011, and subject to the credit amount signed off by banks and the Company, to provide joint liability guarantees for its domestic subsidiaries in respect of bank loans to such subsidiaries within such credit amount
		Management	For	For
9.
Approve or ratify (i) the release of the pledge of 4,000,000
Domestic Shares and 27,000,000 Domestic Shares by Mr. Lu
Xiang-yang and Guangzhou Youngy Management & Investment
Group Company Limited (Guangzhou Youngy), respectively, to
China Construction Bank, Dongshan branch (CCB) to secure
certain borrowings from CCB to Guangzhou Rongda Power
Supply Material Co., Ltd. (Guangzhou Rongda); (ii) the pledge of
15,200,000 Domestic Shares and 40,000,000 Domestic Shares by
Mr. Lu Xiang-yang and Guangzhou Youngy, respectively, to CCB to secure certain new borrowings from CCB to Guangzhou
Rongda; (iii) the release of the pledge of 60,000,000 Domestic
Shares by Mr. Lu Xiang-yang to Shenzhen Development Bank,
Yangcheng branch (SDB) to secure certain borrowing from SDB
to Guangzhou Rongda; and (iv) the pledge of 44,607,155
Domestic Shares by Mr. Lu Xiang-yang to SDB to secure certain new borrowing from SDB to Guangzhou Rongda
		Management	For	For
10.	Approve the proposals (if any) put forward in accordance with the Articles of Association of the Company by any shareholder(s) holding 5% or more of the Shares carrying the right to vote at the AGM	Management	For	For
S.11
Authorize the Board of Directors of the Company (the Board) a
general mandate to allot, issue and deal with additional shares in the capital of the Company, whether domestic shares or H shares, subject to the conditions: (i) that the aggregate nominal amount of shares allotted, issued and dealt with or agreed conditionally or unconditionally to be allotted, issued or dealt with by the Board pursuant to the general mandate shall not exceed 20% of the total nominal amount of shares of the same class of the Company in issue; (ii) that the exercise of the general mandate is subject to all governmental and/or regulatory approval(s), if any, under the applicable law (including but without limitation to the Company
Law of the PRC and the Rules Governing the Listing of Securities
on The Stock Exchange of Hong Kong Limited); [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of a 12-month period following the passing of this resolution; and to approve, execute and do or procure to be
executed and done, all such documents, deeds and things as it may consider necessary in connection with the allotment and
issue of any new shares pursuant to the exercise of the general mandate referred to in this resolution
		Management	For	For
S.12
Authorize the Directors of BYD Electronic (International) Company
Limited (BYD Electronic) to allot, issue and otherwise deal with new shares of BYD Electronic not exceeding 20% of the
aggregate nominal amount of the issued share capital of BYD
Electronic
		Management	For	For

CITIC PAC LTD
Security	Y1639J116	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	14-May-2010
ISIN	HK0267001375	Agenda		702358626 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	Receive the Audited accounts and the reports of the Directors and the Auditors for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend for the YE 31 DEC 2009	Management	For	For
3.A	Re-elect Mr. Chang Zhenming as a Director, who retires	Management	For	For
3.B	Re-elect Mr. Vernon Francis Moore as a Director, who retires	Management	For	For
3.C	Re-elect Mr. Liu Jifu as a Director, who retires	Management	For	For
3.D	Re-elect Mr. Willie Chang as a Director, who retires	Management	For	For
3.E	Re-elect Mr. Norman Ho Hau Chong as a Director, who retires	Management	For	For
3.F	Re-elect Mr. Yin Ke as a Director, who retires	Management	For	For
4	Re-appoint Messrs. PricewaterhouseCoopers as the Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For
5
Authorize the Directors of the Company, during and after the end of the Relevant Period to allot, issue and dispose of additional shares in the Company and to make or grant offers, agreements and options which would or might require the exercise of such powers; the aggregate nominal value of share capital allotted or agreed conditionally or unconditionally to be allotted  whether pursuant to an option or otherwise  by the Directors of the
Company pursuant to the mandate in paragraph  A , otherwise
than pursuant to I  Rights Issue or  II  any option scheme or similar arrangement for the time being adopted for the grant or issue to the officers and/or employees of the Company and/or any of its subsidiaries of shares or rights to acquire shares of the Company or  III  the exercise of rights of subscription or conversion
CONTD..
		Management	For	For
-
..CONTD under the terms of any warrants issued by the Company or any-securities which are convertible into shares of the
Company or  IV  any scrip-dividend or similar arrangement
providing for the allotment of shares in lieu-of the whole or part of a dividend on shares of the Company pursuant to the-Articles of
Association of the Company from time to time, shall not exceed-
20% of the aggregate nominal amount of the share capital of the
Company in-issue at the date of this resolution and the said mandate shall be limited-accordingly;  Authority expires at the conclusion of the next AGM of the-Company or the expiration of the period within which the next AGM of the-Company is required by law to be held
Non-Voting
6
Authorize the Directors of the Company, during the Relevant
Period to purchase or otherwise acquire shares of the Company, in accordance with all applicable laws and the requirements of the
Rules Governing the Listing of Securities on the Stock Exchange
of Hong Kong Limited, provided that the aggregate nominal
amount of shares so purchased or otherwise acquired shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of this resolution;  Authority expires at the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the
Company is required by law to be held
		Management	For	For
7
Approve, conditional upon the passing of Resolutions  5  and  6 set out in the Notice convening this Meeting, the aggregate
nominal amount of the shares which are purchased or otherwise acquired by the Company pursuant to Resolution  6  shall be
added to the aggregate nominal amount of the shares which may be issued pursuant to Resolution  5
		Management	For	For

MALAYAN BANKING BHD MAYBANK
Security	Y54671105	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	14-May-2010
ISIN	MYL1155OO000	Agenda		702404702 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Authorize the Company, subject to the relevant regulatory
approvals being obtained, including but not limited to the approval of the Bank Negara Malaysia in relation to the Proposed Dividend
Reinvestment Plan, to: a) implement the Proposed Dividend
Reinvestment Plan; b) allot and issue such number of new
ordinary shares of MYR 1.00 each in Maybank (Maybank Shares)
for the Proposed Dividend Reinvestment Plan until the conclusion of the next AGM, upon such terms and conditions and to or with such persons as the Directors may, in their absolute discretion, deem fit and in the interest of the Company; the said new
Maybank Shares shall, upon allotment and issue, rank pari passu in all respects with the existing Maybank Shares CONTD.
		Management	For	For
CONTD
CONTD. in issue, save and except that they shall not be entitled to any-dividends, rights, allotments and/or other distributions, the entitlement-date of which precedes the date of allotment of the new Maybank Shares to be-issued pursuant to the Proposed
Dividend Reinvestment Plan; for the purpose-thereof, entitlement date means the date as at the close of business on which-
shareholders of the Company must be registered in order to
participate in any-dividends, rights, allotments or other
distributions; authorize the Directors-and the Secretary of the
Company to do all such acts and enter into all such-transactions, arrangements and documents as may be necessary or expedient
in-order to give full effect to the Proposed Dividend Reinvestment
Plan CONTD.
Non-Voting
CONTD
CONTD. with full power to assent to any conditions, modifications, variations-and/or amendments (if any) as may be imposed or
agreed to by any relevant-authorities or consequent upon the implementation of the said conditions,-modifications, variations and/or amendments or at the discretion of the-Directors in the best interest of the Company; and no information memorandum/-
modified prospectus (as the case may be) pertaining to the
Proposed Dividend-Reinvestment Plan shall be issued or sent to the shareholders of the Company-having registered address
outside Malaysia or who have not provided an-address in
Malaysia at which such documents may be delivered to
Non-Voting

KGHM POLSKA MIEDZ S.A., LUBLIN
Security	X45213109	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	17-May-2010
ISIN	PLKGHM000017	Agenda		702405196 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
1.	Opening of the OGM	Management	For	For
2.	Election of the Chairman of the OGM	Management	For	For
3.	Approve the confirmation of the legality of convening the OGM and its capacity to adopt resolutions	Management	For	For
4.	Approve the acceptance of the agenda	Management	For	For
5.	Approve to review the report on the Company's activities in FY 2009 and the financial statements of the Company for FY 2009	Management	For	For
6.	Approve to review the proposal of the Management Board concerning the appropriation of Company profit for FY 2009	Management	For	For
7.
Approve to review of the Supervisory Board report on the results of its evaluation of the report on the Company's activities in FY
2009, the financial statements of the Company for FY 2009 and the appropriation of Company profit for FY 2009
		Management	For	For
8.a	Approve the brief assessment of the Company's standing, including an evaluation of the internal control system and the Company's significant risk Management system	Management	For	For
8.b	Receive the report on the activities of the Supervisory Board together with the evaluation of its work	Management	For	For
9.a	Approve the report on the Company's activities in FY 2009	Management	For	For
9.b	Approve the financial statements of the Company for FY 2009	Management	For	For
9.c	Approve the appropriation of Company profit for FY 2009	Management	For	For
10.a1
Approve the performance of duties in FY 2009 of Ryszard
Janeczek, Member of the Management Board, who fulfilled the
function of Vice President of the Management Board of the
Company during the period from 24 AUG 2009 to 31 DEC 2009
		Management	For	For
10.a2
Approve the performance of duties in FY 2009 of Miroslaw Krutin,
Member of the Management Board, who fulfilled the function of
President of the Management Board of the Company during the
period from 01 JAN 2009 to 16 JUN 2009
		Management	For	For
10.a3
Approve the performance of duties in FY 2009 of Maciej Tybura,
Member of the Management Board, who during the period: from
01 JAN 2009 to 24 AUG 2009 fulfilled the function of Vice
President of the Management Board of the Company, from 24
AUG 2009 to 31 DEC 2009 fulfilled the function of I Vice President of the Management Board of the Company
		Management	For	For
10.a4
Approve the performance of duties in FY 2009 of Herbert Wirth,
Member of the Management Board, who during the period: from
01 JAN 2009 to 16 JUN 2009 fulfilled the function of I Vice
President of the Management Board of the Company, from 16
JUN 2009 to 20 JUL 2009 was acting President of the
Management Board of the Company, from 20 JUL 2009 to 31
DEC 2009 fulfilled the function of President of the Management
Board of the Company
		Management	For	For
10.b1
Approve the performance of duties of Jozef Czyczerski a member of the Supervisory Board of KGHM Polska Miedz S.A. in FY 2009
during the period in which he fulfilled this function from 01 JAN
2009 to 31 DEC 2009
		Management	For	For
10.b2
Approve the performance of duties of Marcin Dyl a member of the
Supervisory Board of KGHM Polska Miedz S.A. in FY 2009 during the period in which he fulfilled this function from 01 JAN 2009 to
31 DEC 2009
		Management	For	For
10.b3
Approve the performance of duties of Leszek Hajdacki a member of the Supervisory Board of KGHM Polska Miedz S.A. in FY 2009
during the period in which he fulfilled this function from 01 JAN
2009 to 31 DEC 2009
		Management	For	For
10.b4
Approve the performance of duties of Arkadiusz Kawecki a
member of the Supervisory Board of KGHM Polska Miedz S.A. in
FY 2009 during the period in which he fulfilled this function from
01 JAN 2009 to 31 DEC 2009
		Management	For	For
10.b5
Approve the performance of duties of Jacek Kucinski a member of the Supervisory Board of KGHM Polska Miedz S.A. in FY 2009
during the period in which he fulfilled this function from 01 JAN
2009 to 31 DEC 2009
		Management	For	For
10.b6
Approve the performance of duties of Ryszard Kurek a member of the Supervisory Board of KGHM Polska Miedz S.A. in FY 2009
during the period in which he fulfilled this function from 01 JAN
2009 to 31 DEC 2009
		Management	For	For
10.b7
Approve the performance of duties of Marek Panfil a member of the Supervisory Board of KGHM Polska Miedz S.A. in FY 2009
during the period in which he fulfilled this function from 01 JAN
2009 to 31 DEC 2009
		Management	For	For
10.b8
Approve the performance of duties of Marek Trawinski a member of the Supervisory Board of KGHM Polska Miedz S.A. in FY 2009
during the period in which he fulfilled this function from 01 JAN
2009 to 31 DEC 2009
		Management	For	For
10.b9
Approve the performance of duties of Marzenna Weresa a
member of the Supervisory Board of KGHM Polska Miedz S.A. in
FY 2009 during the period in which she fulfilled this function from
01 JAN 2009 to 31 DEC 2009
		Management	For	For
11.	Approve the review of the report on the activities of the KGHM Polska Miedz S.A. Group in FY 2009 and the consolidated financial statements of the KGHM Polska Miedz S.A. Group for FY 2009	Management	For	For
12.
Approve the review of the Supervisory Board report on the results of its evaluation of the report on the activities of the KGHM Polska
Miedz S.A. Group in FY 2009 and of the consolidated financial statements of the KGHM Polska Miedz S.A. Group for FY 2009
		Management	For	For
13.a	Approve the report on the activities of the KGHM Polska Miedz S.A. Group in FY 2009	Management	For	For
13.b	Approve the consolidated financial statements of the KGHM Polska Miedz S.A. Group for FY 2009	Management	For	For
14.	Approve the new Bylaws of the general meeting of KGHM Polska Miedz S.A. with its registered head office in Lubin	Management	For	For
15.	Adopt a resolution on changes in the composition of the Supervisory Board of KGHM Polska Miedz Spolka Akcyjna with its registered head office in Lubin	Management	For	For
16.	Closing of the general meeting	Management	For	For

SHANGHAI INDUSTRIAL HOLDINGS LTD
Security	Y7683K107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-May-2010
ISIN	HK0363006039	Agenda		702363108 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	Adopt the audited consolidated financial statements of the Company for the YE 31 Dec 2009 together with the reports of the Directors and the Auditor thereon	Management	For	For
2	Declare a final dividend	Management	For	For
3.A	Re-election of Mr. Qian Shi Zheng as a Director	Management	For	For
3.B	Re-election of Dr. Lo Ka Shui as a Director	Management	For	For
3.C	Re-election of Prof. Woo Chia-Wei as a Director	Management	For	For
3.D	Authorize the Board to fix the Directors' remuneration	Management	For	For
4	Re-appointment of Messrs. Deloitte Touche Tohmatsu as the Auditor and authorize the Board of Directors to fix Auditor's remuneration	Management	For	For
5	Authorize the Directors to give a general mandate to repurchase shares not exceeding 10% of the issued share capital	Management	For	For
6	Authorize the Directors to give a general mandate to allot, issue and deal with additional shares not exceeding 20% of the issued share capital	Management	For	For
7	Approve to extend the general mandate granted to the Directors to issue shares by the number of shares repurchased	Management	For	For
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100415/LTN2 0100415446.pdf	Non-Voting

PT ASTRA AGRO LESTARI TBK, JAKARTA
Security	Y7116Q119	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-May-2010
ISIN	ID1000066004	Agenda		702401958 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the Company's annual report, the ratification on Company's income statement report for book year 2009	Management	For	For
2	Approve the Company's profit utility	Management	For	For
3	Appointment of the Public Accountant to audit the Company's books for book year 2010 and determination honorarium and other requirement of its appointment	Management	For	For
4
Approve the restructuring of the Company's Board of Directors, the salary determination and other benefits for the Board of
Directors, and determination of honorarium and other benefits for
Board of Commissioner
		Management	For	For

CHINA PETROLEUM & CHEMICAL CORP SINOPEC
Security	Y15010104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-May-2010
ISIN	CNE1000002Q2	Agenda		702412963 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-FOR ALL RESOLUTIONS. THANKS YOU.	Non-Voting
1.	Receive the report of the Board of Directors of Sinopec Corporation for the Year 2009	Management	For	For
2.	Receive the report of the Board of Supervisors of Sinopec Corporation for the Year 2009	Management	For	For
3.	Approve the audited accounts and audited consolidated accounts of Sinopec Corporation for the YE 31 DEC 2009	Management	For	For
4.	Approve the Plan for allocating any surplus common reserve funds at an amount of RMB 20 billion from the after-tax profits	Management	For	For
5.	Approve the Profit Distribution Plan for the YE 31 DEC 2009	Management	For	For
6.	Authorize the Board of Directors of Sinopec Corporation [the ''Board of Directors''] to determine the interim Profit Distribution Plan of Sinopec Corporation for 2009	Management	For	For
7.	Re-appoint KPMG Huazhen and KPMG as the Domestic and Overseas Auditors of Sinopec Corporation for the year 2010, respectively, and authorize the Board of Directors to determine their remunerations	Management	For	For
8.	Approve the proposal in respect of the acquisition of certain equity interest and loans held by Sinopec International Petroleum Exploration and Production Corporation	Management	For	For
S.9
Authorize the Board of Directors, pursuant to the relevant
regulations, within the maximum balance of the issuable bonds, namely after issuance, the relevant accumulative debt financing instruments balance shall not exceed 40% of the latest total audited net assets of Sinopec Corporation, to determine issuance of debt financing instruments, including but not limited to short term financial instruments, mid-term financial notes and corporate bonds; to determine the terms and conditions and all other matters in relation to the issuance of such debt financing instrument[s]
based on the needs of Sinopec Corporation and the market
conditions, including without limitation to the determination of the actual value, interest rate, term, targeted group and use of proceeds of the bond[s] subject to the aforementioned limits, as well as to the production, execution and disclosure of all
necessary documents thereof [Authority expires at the completion of next AGM of Sinopec Corporation]
		Management	For	For
S10.A	Approve type of securities to be issued	Management	For	For
S10.B	Approve an issuance size	Management	For	For
S10.C	Approve nominal value and issue price	Management	For	For
S10.D	Approve the term	Management	For	For
S10.E	Approve the interest rate	Management	For	For
S10.F	Approve the method and timing of interest payment	Management	For	For
S10.G	Approve the conversion period	Management	For	For
S10.H	Approve the determination and adjustment of conversion price	Management	For	For
S10.I	Approve the downward adjustment to conversion price	Management	For	For
S10.J	Approve the conversion method of fractional share	Management	For	For
S10.K	Approve the terms of redemption	Management	For	For
S10.L	Approve the terms of sale back	Management	For	For
S10.M	Approve the dividend rights of the year of conversion	Management	For	For
S10.N	Approve the method of issuance and target subscribers	Management	For	For
S10.O	Approve the subscription arrangement for existing shareholders	Management	For	For
S10.P	Approve the CB Holders and bondholder meetings	Management	For	For
S10.Q	Approve the use of proceeds from the issuance of the Convertible Bonds	Management	For	For
S10.R	Approve the guarantee	Management	For	For
S10.S	Approve the validity period of the resolutions in relation to the issuance of the convertible bonds	Management	For	For
S10.T	Approve the matters relating to authorization in relation to the issuance of the convertible bonds	Management	For	For
S10.U	Approve the Feasibility Analysis Report on the use of proceeds from the issuance of the convertible bonds	Management	For	For
S10.V	Receive the report on the use of proceeds from last issuance of securities	Management	For	For
S.11
Authorize the Board of Directors of Sinopec Corporation a general mandate to issue new shares: in order to grant discretion to the
Board of Directors on the flexibility of issuance of new shares, to allot issue and deal with shares not exceeding 20% of the existing domestic listed shares and overseas listed foreign shares of
Sinopec Corporation however, notwithstanding the obtaining of the general mandate, any issue of domestic shares needs
shareholders' approval at shareholders' meeting in accordance with the relevant PRC Laws and regulations' it is resolved as follow: 1] Subject to paragraphs [3] and [4] and pursuant to the
Company Law [the "Company Law"] of the People's Republic of
China [the "PRC"] and the listing rules of the relevant stock exchanges [as amended from time to time], to allot, issue and deal with shares during the Relevant Period and to determine the terms and conditions for the allotment and issue of new shares including the following terms: a] class and number of new shares to be issued; b] price determination method of new shares and/or issue price [including price range]; c] the starting and closing dates for the issue; d] class and number of the new shares to be issued to existing shareholders; and e] the making or granting of offers, agreements and options which might require the exercise of such powers; 2] to make or grant offers, agreements and options which would or might require the exercise of such powers after the end of the relevant period; 3] the aggregate nominal amount of new domestic listed shares and new overseas listed foreign shares allotted, issued and dealt with or agreed conditionally or
unconditionally to be allotted, issued and dealt with [whether pursuant to an option or otherwise] by the Board of Directors of
Sinopec Corporation pursuant to the approval in paragraph [1], otherwise than pursuant to issue of shares by conversion of the surplus reserve into share capital in accordance with the
Company Law of the PRC and the Articles of Association of
Sinopec Corporation, shall not exceed 20% of each class of the existing domestic listed shares and overseas listed foreign shares of Sinopec Corporation In exercising the powers granted in
paragraph [1], the Board of Directors of Sinopec Corporation must
		Management	For	For

[i] comply with the Company Law of the PRC and the relevant
regulatory stipulations [as amended from time to time] of the places where Sinopec Corporation is listed; and [ii] obtain
approval from China Securities Regulatory Commission and other relevant PRC government departments, The Board of Directors of
Sinopec Corporation, subject to the approval of the relevant authorities of the PRC and in accordance with the Company Law of the PRC, authorized to increase the registered capital of
Sinopec Corporation to the required amount upon the exercise of the powers pursuant to paragraph [1] above to authorize the
Board of Directors to sign the necessary documents, complete the necessary formalities and take other necessary steps to complete the allotment and issue and listing of new shares, provided the same do not violate the relevant laws, administrative regulations, listing rules of the relevant stock exchanges and the Articles of
Association. Subject to the approval of the relevant PRC
authorities, authorize the Board of Directors of Sinopec
Corporation to make appropriate and necessary amendments to
the Articles of Association after completion of the allotment and issue of new shares according to the method, type and number of the allotment and issue of new shares by Sinopec Corporation and the actual situation of the shareholding structure of Sinopec
Corporation at the time of completion of the allotment and issue of new shares in order to reflect the alteration of the share capital structure and registered capital of Sinopec Corporation pursuant to the exercise of this mandate [Authority expires earlier of the conclusion of the next AGM of Sinopec Corporation or 12 months]

12.1	Election of Mr. Ma Weihua as an Independent Non-Executive Directors of the Fourth Session of the Board of Directors of Sinopec Corp	Management	For	For
12.2	Election of Mr. Wu Xiaogen as an Independent Non-Executive Directors of the Fourth Session of the Board of Directors of Sinopec Corp	Management	For	For

INDUSTRIAL AND COMMERCIAL BANK OF CHINA LIMITED
Security	ADPV10686	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-May-2010
ISIN	CNE1000003G1	Agenda		702418573 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 695502 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE
BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100401/LTN2
01004011198.pdf a-nd
http://www.hkexnews.hk/listedco/listconews/sehk/20100503/LTN2
01005031161.pd-f
Non-Voting
1.	Approve the 2009 work report of the Board of Directors of the Bank	Management	For	For
2.	Approve the 2009 work report of the Board of Supervisors of the Bank	Management	For	For
3.	Approve the Bank' 2009 audited accounts	Management	For	For
4.	Approve the Bank' 2009 Profit Distribution Plan	Management	For	For
5.
Re-appoint Ernst & Young and Ernst & Young Hua Ming as the
Auditors of the Bank for 2010 for the term from the passing of this resolution until the conclusion of the next AGM and to fix the aggregate audit fees for 2010 at RMB 159.60 million
		Management	For	For
6.	Approve the Capital Management Plan of the Industrial and Commercial Bank of China Limited for Years 2010 to 2012 as set out in Appendix 1 to the circular of the Bank dated 02 APR 2010	Management	For	For
S.7	Approve the proposal in respect of general mandate to issue H Shares and A Share convertible corporate bonds as set out in the circular of the Bank dated 02 APR 2010	Management	For	For
S8.1
Approve the types of securities to be used, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the
Bank dated 02 APR 2010 and the implementation of these
resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the
People's Republic of China
		Management	For	For
S8.2
Approve the issue size, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated 02 APR 2010 and the implementation of these resolutions subject to approvals of relevant applications having been granted by the relevant
governmental authorities in the People's Republic of China
		Management	For	For
S8.3
Approve the nominal value and issue price in respect of the
proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the
Bank dated 02 APR 2010 and the implementation of these
resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the
People's Republic of China
		Management	For	For
S8.4
Approve the term, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in
Appendix 2 to the circular of the Bank dated 02 APR 2010 and the implementation of these resolutions subject to approvals of
relevant applications having been granted by the relevant
governmental authorities in the People's Republic of China
		Management	For	For
S8.5
Approve the interest rate, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated 02 APR
2010 and the implementation of these resolutions subject to
approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of
China
		Management	For	For
S8.6
Approve the timing and method of interest payment in respect of the proposed public issuance and listing of the A Share
convertible corporate bonds as set out in Appendix 2 to the
circular of the Bank dated 02 APR 2010 and the implementation of these resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of China
		Management	For	For
S8.7
Approve the conversion period, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated 02 APR
2010 and the implementation of these resolutions subject to
approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of
China
		Management	For	For
S8.8
Approve the method for determining the number of shares for
conversion, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix
2 to the circular of the Bank dated 02 APR 2010 and the
implementation of these resolutions subject to approvals of
relevant applications having been granted by the relevant
governmental authorities in the People's Republic of China
		Management	For	For
S8.9
Approve the determination and adjustment of CB conversion
price, in respect of the proposed public issuance and listing of the
A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated 02 APR 2010 and the
implementation of these resolutions subject to approvals of
relevant applications having been granted by the relevant
governmental authorities in the People's Republic of China
		Management	For	For
S8.10
Approve the downward adjustment to CB conversion price, in
respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the
circular of the Bank dated 02 APR 2010 and the implementation of these resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of China
		Management	For	For
S8.11
Approve the terms of redemption, in respect of the proposed
public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated
02 APR 2010 and the implementation of these resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of
China
		Management	For	For
S8.12
Approve the terms of sale back, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated 02 APR
2010 and the implementation of these resolutions subject to
approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of
China
		Management	For	For
S8.13
Approve the dividend rights of the year of conversion, in respect of the proposed public issuance and listing of the A Share
convertible corporate bonds as set out in Appendix 2 to the
circular of the Bank dated 02 APR 2010 and the implementation of these resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of China
		Management	For	For
S8.14
Approve the method of issue and target investors, in respect of the proposed public issuance and listing of the A Share
convertible corporate bonds as set out in Appendix 2 to the
circular of the Bank dated 02 APR 2010 and the implementation of these resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of China
		Management	For	For
S8.15
Approve the subscription arrangement for the existing holders of A
Shares, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated 02 APR 2010 and the
implementation of these resolutions subject to approvals of
relevant applications having been granted by the relevant
governmental authorities in the People's Republic of China
		Management	For	For
S8.16
Approve CB holders and CB holders' meetings in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the
Bank dated 02 APR 2010 and the implementation of these
resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the
People's Republic of China
		Management	For	For
S8.17
Approve the use of proceeds from the issuance of the convertible bonds, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated 02 APR 2010 and the
implementation of these resolutions subject to approvals of
relevant applications having been granted by the relevant
governmental authorities in the People's Republic of China
		Management	For	For
S8.18
Approve the special provisions in relation to supplementary
capital, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated 02 APR 2010 and the
implementation of these resolutions subject to approvals of
relevant applications having been granted by the relevant
governmental authorities in the People's Republic of China
		Management	For	For
S8.19
Approve the security, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated 02 APR 2010 and the implementation of these resolutions subject to approvals of relevant applications having been granted by the relevant
governmental authorities in the People's Republic of China
		Management	For	For
S8.20
Approve the validity period of the resolution in respect of the issuance of the convertible bonds, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated
02 APR 2010 and the implementation of these resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of
China
		Management	For	For
S8.21
Approve the matters relating to authorization in connection with the issuance of the convertible bonds, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated
02 APR 2010 and the implementation of these resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of
China
		Management	For	For
9.	Approve the Feasibility Analysis report on Use of Proceeds from the Public Issuance of A Share Convertible Corporate Bonds as set out in Appendix 3 to the Circular of the Bank dated 02 APR 2010	Management	For	For
10.	Approve the report on Utilisation of Proceeds from Previous Issuances as set out in Appendix 4 to the circular of the Bank dated 02 APR 2010	Management	For	For
s.11	Approve the revised Plan on authorization of the Shareholders' General Meeting to the Board of Directors as specified	Management	For	For

SHENZHEN INTERNATIONAL HOLDINGS LTD
Security	G8086V104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	19-May-2010
ISIN	BMG8086V1046	Agenda		702370723 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100416/LTN2 0100416618.pdf	Non-Voting
1	Receive and consider the audited financial statements and the reports of the Directors and of the Auditor for the YE 31 DEC 2009	Management	For	For
2	Declare the final dividend and the special dividend for the YE 31DEC 2009	Management	For	For
3.i	Re-elect Mr. Guo Yuan as a Director	Management	For	For
3.ii	Re-elect Mr. To Chi Keung, Simon as a Director	Management	For	For
3.iii	Re-elect Mr. Leung Ming Yuen, Simon as a Director	Management	For	For
3.iv	Authorize the Board of Directors to fix the Directors' remuneration	Management	For	For
4	Re-appoint the Auditor of the Company and authorize the Board of Directors to fix the Auditor's remuneration	Management	For	For
5	Grant a repurchase mandate to the Directors to repurchase shares in the Company as specified	Management	For	For
6	Grant a general mandate to the Directors to allot, issue and otherwise deal with the shares in the Company as specified	Management	For	For
7	Approve to extend the general mandate granted to the Directors to allot, issue and otherwise deal with the shares in the Company as specified	Management	For	For
S.8	Adopt the Chinese name as the secondary name of the Company	Management	For	For

PERLIS PLANTATIONS BERHAD
Security	Y70879104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	19-May-2010
ISIN	MYL4065OO008	Agenda		702402619 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the audited financial statements for the YE 31 DEC 2009 and the reports of the Directors and Auditors thereon	Management	For	For
2	Approve the payment of a final single-tier dividend of 18 Sen per share in respect of the FYE 31 DEC 2009 as recommended by the Directors	Management	For	For
3	Approve the payment of Directors fees of MYR 259,933 for the FYE 31 DEC 2009	Management	For	For
4	Election of Dato' Capt. Ahmad Sufian @ Qurnain bin Abdul Rashid as a Director, who retires pursuant to Article 88 of the Articles of Association of the Company	Management	For	For
5	Re-elect Mr. Tan Gee Sooi as a Director, who retires pursuant to Article 107 of the Articles of Association of the Company	Management	For	For
6	Re-appoint Datuk Oh Siew Nam as a Director of the Company pursuant to Section 129(6) of the Companies Act 1965 to hold office until the conclusion of the next AGM of the Company	Management	For	For
7	Re-appoint Dato Sri Liang Kim Bang as a Director of the Company pursuant to Section 129(6) of the Companies Act 1965, to hold office until the conclusion of the next AGM of the Company	Management	For	For
8
Re-appoint YM Raja Dato' Seri Abdul Aziz bin Raja Salim as a
Director of the Company pursuant to Section 129(6) of the
Companies Act 1965, to hold office until the conclusion of the next
AGM of the Company
		Management	For	For
9	Re-appointment of Messrs. Mazars as the Auditors of the Company and authorize the Directors to fix their remuneration	Management	For	For
10
Authorize the Directors of the Company, subject to the Companies
Act 1965 and the Articles of Association of the Company, to allot and issue shares in the Company at any time until the conclusion of the next AGM and upon such terms and conditions and for such purposes as the Directors may, in their absolute discretion, deem fit provided that the aggregate number of shares to be issued does not exceed 10% of the issued and paid-up share capital of the Company for the time being and that the Directors be and are also empowered to obtain approval for the listing of and quotation for the additional shares so issued on Bursa Malaysia Securities
Berhad
		Management	For	For
11	Approve specified together with details of the Proposed Shareholders' Mandate are set out in the Circular to Shareholders dated 27 APR 2010	Management	For	For
0	Transact any other business	Non-Voting

PT UNILEVER INDONESIA TBK
Security	Y9064H141	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	19-May-2010
ISIN	ID1000095706	Agenda		702419703 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 694286 DUE TO DELETION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.
Ratification of financial report and approval of the annual report including the Board of Commissioners report for book year 2009, and Acquit Et De Charge to the Board of Commissioner and the
Board of Directors as reflected in annual report
		Management	For	For
2.	Authorize the Board of Directors to appoint of Independent Public Accountant to audit Company's books for book year 2010 and determine their honorarium	Management	For	For
3.	Approve to change the Board of Directors and the Board of Commissioners, as well as determination on remuneration for the Board of Directors and the Board of Commissioners for book year 2010	Management	For	For
4.
Approve the adjustment proposal of pension fund from pensioner since year 2007 and 2008, on change and additional of pension fund regulation of the Company as per the statement of the
pension fund founder of PT Unilever Indonesia dated 30 MAR
2010 [DPUI Founder Statement], authorization with substitution rights to the board of directors to act on behalf of DPUI Founder and do any necessary action related to the DPUI Founder
statement and others related to the agenda of the meeting
		Management	For	For

PETROCHINA CO LTD
Security	Y6883Q104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	20-May-2010
ISIN	CNE1000003W8	Agenda		702358715 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the report of the Board of Directors of the Company for the year 2009	Management	For	For
2	Receive the report of the Supervisory Committee of the Company for the year 2009	Management	For	For
3	Approve the Audited Financial Statements of the Company for the year 2009	Management	For	For
4	Approve the declaration and payment of the final dividends for the YE 31 DEC 2009 in the amount and in the manner recommended by the Board of Directors	Management	For	For
5	Authorize the Board of Directors to determine the distribution of interim dividends for the year 2010	Management	For	For
6
Approve the continuation of appointment of
PricewaterhouseCoopers, Certified Public   Accountants, as the
International Auditors of the Company and
PricewaterhouseCoopers Zhong Tian CPAs Company Limited,
Certified Public  Accountants, as the Domestic Auditors of the
Company, for the year 2010 and  authorize the Board of Directors to fix their remuneration
		Management	For	For
7	Approve the transaction as contemplated in the Subscription Agreement entered into between the Company, China Petroleum Finance Co., Ltd and China National Petroleum Corporation dated 25 MAR 2010	Management	For	For
S.8
Authorize the Board of Directors, granted an unconditional general mandate to separately or concurrently issue, allot and deal with additional  domestic shares and overseas listed foreign shares of the Company in  accordance with the status quo of the market,
including to decide on the class   and number of shares to be
issued; the pricing mechanism and/or the issue   price (or the
range of issue price); the opening and closing date and time of such issue; the class and number of shares to be issued and
allotted to current   shareholders of the Company; and/or to make
any proposals, enter into any   agreements or grant any share
options or conversion rights which may invo ve   the exercise of
the power mentioned above; the number of the domestic shares and overseas listed foreign shares issued and allotted or agreed conditionally or unconditionally to be issued and allotted  whether or CONTD
		Management	For	For
-
CONTD not by way of the exercise of share options, conversion rights or by-any other means  in accordance with (a) above shall not exceed 20% of each of-the existing domestic shares and
overseas listed foreign shares of the-Company in issue as at the date of this resolution; (c) the Board of-Directors may make any proposals, enter into any agreements or grant any-share options or conversion rights which may invoke the exercise, after the-
expiry of the relevant period of this mandate, of the power
Non-Voting

mentioned above;-Authority expire after the 12 month period
following the passing of this-resolution ; and to make such
amendments   to the Articles of Association of-the Company as it
thinks fit so as to reflect the   increased registered-share capital
and the new capital structure of the Company   by reference to-the
manner of the allotment and issuance, class and number of
shares of the-Company allotted and issued, as well as the capital

-
CONTD of the Company alter such allotment and issuance; and to
execute and do-or   procure to be executed and done, all such
documents, deeds and things as-it may consider necessary in
connection with the issue of such shares so long-as   the same
does not contravene and laws, rules, regulations or listing-rules of
the   stock exchanges on which the shares of the Company are
listed,-and the   Articles of Association of the Company; in order to
facilitate the-issuance of shares in accordance with this resolution in a timely manner, to-establish a special committee of the Board of Directors comprising Jiang-Jiemin, Zhou Jiping and Wang
Guoliang and to authorise such committee to-exercise all such power granted to the Board of Directors to execute and do-all such documents, deeds and things as it may consider necessary in-connection with the issue of such shares contingent on the
passing of-sub-paragraphs (a)   to (f) of this resolution an
Non-Voting
-
CONTD the relevant period of this mandate; the Board of
Directors and the-special committee of the Board of Directors will
only   exercise its-respecthie power under such mandate in
accordance with the Company Law of the-PRC, the Securities
Law of the PRC, regulations or the listing rules of the-stock exchange on which the Shares of the Company are listed  as
amended from-time to time  and only if all necessary approvals from the China Securities-Regulatory Commission and/or other relevant PRC government authorities are-obtained and the special committee of the Board of Directors will only-exercise its power under such mandate in accordance with the power granted by-the shareholders at the AGM to the Board of Directors
Non-Voting

CNOOC LTD
Security	Y1662W117	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	20-May-2010
ISIN	HK0883013259	Agenda		702363499 - Management
Item	Proposal	Type	Vote	For/Against Management
A.1	Receive and approve the audited statement of accounts together with the report of the Directors and Independent Auditors report thereon for the YE 31 DEC 2009	Management	For	For
A.2	Declare a final dividend for the YE 31 DEC 2009	Management	For	For
A.3.1	Re-election of Mr. Tse Hau Yin, Aloysius as an Independent Non- Executive Director	Management	For	For
A.3.2	Re-election of Mr. Zhou Shouwei as an Non-executive Director	Management	For	For
A.3.3	Re-election of Mr. Yang Hua as an Executive Director	Management	For	For
A.3.4	Authorize the Board of Directors to fix the remuneration of each of the Directors	Management	For	For
A.4	Reelection of Mr. Chiu Sung Hong as Independent Non-Executive Director and authorize the Board of Directors to fix his remuneration	Management	For	For
A.5	Re-appointment the Company's Independent Auditor and authorize the Board of Directors to fix their remuneration	Management	For	For
B.1
Approve to grant a general mandate to the Directors to
repurchase shares in the capital of the Company not exceeding
10% of the share captial of the Company in issue as at the date of passing of this resolution
		Management	For	For
B.2
Approve to grant a general mandate to the Directors to allot, issue and deal with additional shares in the capital of the Company not exceeding 20% of the share captial of the Company in issue as at the date of passing of this resolution
		Management	For	For
B.3
Approve to grant a general mandate to the Directors to allot, issue and deal with shares in the capital of the Company by the
aggregate number of shares repurchased, which shall not
exceeding 10% of the share captial of the Company in issue as at the date of passing of this resolution
		Management	For	For
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

PT BANK RAKYAT INDONESIA (PERSERO) TBK
Security	Y0697U104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	20-May-2010
ISIN	ID1000096001	Agenda		702416769 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the annual report, ratification to financial report and Commissioner's Supervision report for year 2009 and also funding utilization report of public offering	Management	For	For
2	Ratification to corporate social and responsibility report for year 2009 program for book year 2009	Management	For	For
3	Approve the profit allocation for year 2009	Management	For	For
4	Approve to determine the amount of Salary, honorarium and tantiem for Company's Board	Management	For	For
5	Appointment to Public Accountant for year 2010 ok year 2010 and appointment of public accountant to Audit the program of partnership and environment development	Management	For	For
6	Grant authority to Commissioner to increase the capital related to MSOP Management Stock Option Program which were decided on previous shareholders meeting	Management	For	For
7	Approve to change the composition of Company's Board	Management	For	For

MAGNITOGORSK IRON & STL WKS JT STK CO
Security	X5170Z109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	21-May-2010
ISIN	RU0009084396	Agenda		702333737 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the Company's annual report, annual financial statements, including the profit and loss account, as well as profit allocation, including dividend payment on results 2009 FY	Management	For	For
2	Election of Members to the Board of Directors	Management	For	For
3	Election of Members to the Auditing Commission of the Company	Management	For	For
4	Approve the Company' Auditor	Management	For	For
5	Approve the amount of remuneration and compensation to be paid to the Members of the Company's Board of Directors	Management	For	For
6	Approve the amount of remuneration and compensation to be paid to the Members of the Company's Auditing Commission	Management	For	For
7	Approve the internal documents in new edition-the provision on the general meeting of shareholders of the Company, the provision on the Company's Board of Directors	Management	For	For
8	Approve the transactions with the interested party	Management	For	For

PT UTD TRACTORS TBK
Security	Y7146Y140	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	21-May-2010
ISIN	ID1000058407	Agenda		702416872 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the annual report and financial statement of Company for book year 2009	Management	For	For
2	Appointment of the profit allocation of Company	Management	For	For
3	Approve to change the Member of Board of Directors and Commissioners and appointment of Member of Board of Commissioners for year 2010 until 2011	Management	For	For
4	Appointment of public accountant and authorize the Directors of the Company to appoint the honorarium of public accountant	Management	For	For

INDOFOOD SUKSES MAKMUR TBK
Security	Y7128X128	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	21-May-2010
ISIN	ID1000057003	Agenda		702416884 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the report of the Board of Directors on the activities and financial results of the Company for the YE 31 DEC 2009	Management	For	For
2	Approval the Company's balance sheet and income statement for the YE 31 DEC 2009	Management	For	For
3	Approve to determine the use of net profit of the Company for the YE 31 DEC 2009	Management	For	For
4	Approve to determine the remuneration of all members of the Board of Commissioners and Members of the Directors of the Company	Management	For	For
5	Appointment of the Public Accountant of the Company and authorize the Board of Directors to determine the fees and other terms of engagement of the Public Accountant	Management	For	For

POLYUS GOLD OJSC, MOSCOW
Security	X59432108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		21-May-2010
ISIN	RU000A0JNAA8	Agenda		702426378 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 690230 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Approve the annual report, accounting balance, profit and losses statements for 2009	Management
2.	Approve the profit and losses distribution for 2009, including dividend payment announcement	Management

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE NOTE THAT ONLY A VOTE "FOR" THE
DIRECTOR WILL BE CUMULATED. PLEASE CON-TACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY
QUESTIONS.
Non-Voting
3.1	Election of Anton Averin as a Director	Management
3.2	Election of Pavel Grachev as a Director	Management
3.3	Election of Evgeny Ivanov as a Director	Management
3.4	Election of Anna Kolonchina as a Director	Management
3.5	Election of Oleg Lipatov as a Director	Management
3.6	Election of Patrick Gillford as a Director	Management
3.7	Election of Alexander Mosionzhik as a Director	Management
3.8	Election of Mikhail Prokhorov as a Director	Management
3.9	Election of Zumrud Rustamova as a Director	Management
3.10	Election of Ekaterina Salnikova as a Director	Management
3.11	Election of Valery Senko as a Director	Management
3.12	Election of Michail Sasnovskiy as a Director	Management
3.13	Election of Maxim Finsky as a Director	Management

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF AUDITORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE NOTE THAT ONLY A VOTE "FOR" THE
AUDITOR WILL BE CUMULATED. PLEASE CONTA-CT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY
QUESTIONS.
Non-Voting
4.1	Election of Andrey Zaytsev as a Statutory Auditor	Management
4.2	Election of Olga Rompel as a Statutory Auditor	Management
4.3	Election of Alexander Spektor as a Statutory Auditor	Management
4.4	Election of Oleg Cherney as a Statutory Auditor	Management
4.5	Election of Alexey Shaimardanov as a Statutory Auditor	Management
5.	Approve the Auditor of OJSC Polyus Gold	Management
6.	Approve to determine the value of Directors and Officers liability insurance for Members of the Board of Directors of OJSC Polyus Gold	Management
7.	Approve the related party transaction of the Board of Directors of OJSC Polyus Gold	Management
8.	Approve the remuneration and reimbursement of expenses of the Members of the Board of Directors of OJSC Polyus Gold	Management

ORASCOM CONSTR INDS S A E
Security	M7525D108	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	24-May-2010
ISIN	EGS65901C018	Agenda		702421164 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
1	Receive the Board of Directors report of the Company activity and results of the unconsolidated financial statements of the FYE 31 DEC 2009	Management	For	For
2	Receive the Auditor report of the unconsolidated financial statements of the FYE 31 DEC 2009	Management	For	For
3	Approve the unconsolidated financial statements of the FYE 31 DEC 2009	Management	For	For
4	Approve the Board proposal regarding the proposed profit distribution account list of the unconsolidated financial statements of the FYE 13 DEC 2009	Management	For	For
5	Grant discharge of the President and members of the Board and evacuating their responsibility during the FYE 31 DEC 2009	Management	For	For
6	Approve to renew the term of office of the President and members of the Board of Directors of the Company for 3 years	Management	For	For
7	Authorize the Board to make compensation contracts with the Company shareholders or Board of Director members or any following Company	Management	For	For
8	Approve the determining rewards and attendance and transportation allowances for the President and Board members of the FYE 31 DEC 2009	Management	For	For
9	Re-appoint the Company Auditor and approve to determine his fees for the FYE 31 DEC 2009	Management	For	For
10	Adopt the donation done during FYE 31 DEC 2009 and licensing the board to give donations above 1000 EGP during FYE 31 DEC 2009	Management	For	For

ORASCOM CONSTR INDS S A E
Security	M7525D108	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	24-May-2010
ISIN	EGS65901C018	Agenda		702423245 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
1.
Approve the issuance of corporate bonds fourth issue that are tradable but not convertible to shares with a maximum amount of
EGP 1.650 billion and authorize the Board of Director to determine all the requirements for the issue of these bonds and take all necessary actions
		Management	For	For
2.	Approve to determine those who are the authorized signers on sponsorship contracts, decree	Management	For	For

CHINA MERCHANTS HLDGS INTL CO LTD
Security	Y1489Q103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-May-2010
ISIN	HK0144000764	Agenda		702377208 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100421/LTN2 0100421217.pdf	Non-Voting
1	Receive and approve the audited consolidated financial statements and the report of the Directors and the Independent Auditor's report for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend for the YE 31 DEC 2009	Management	For	For
3.I	Re-elect Mr. Li Yinquan as a Director	Management	For	For
3.II	Re-elect Mr. Su Xingang as a Director	Management	For	For
3.III	Re-elect Mr. Hu Jianhua as a Director	Management	For	For
3.IV	Re-elect Mr. Wang Hong as a Director	Management	For	For
3.V	Re-elect Mr. Liu Yunshu as a Director	Management	For	For
3.VI	Re-elect Mr. Tsang Kam Lan as a Director	Management	For	For
3.VII	Authorize the Board to fix the remuneration of the Directors	Management	For	For
4	Re-appoint the Auditors and authorize the Board to fix their remuneration	Management	For	For
5.A	Approve to grant a general mandate to the Directors to allot shares as set out in item 5A of the AGM notice	Management	For	For
5.B	Approve to grant a general mandate to the Directors for the repurchase of shares as set out in item 5B of the AGM notice	Management	For	For
5.C	Approve to add the nominal amount of the shares repurchased under resolution no. 5B to the mandate granted to the Directors under Resolution No 5A	Management	For	For

CHINA AGRI-INDUSTRIES HOLDINGS LTD
Security	Y1375F104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-May-2010
ISIN	HK0606037437	Agenda		702387944 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100421/LTN2 0100421524.pdf	Non-Voting
1	Receive the audited consolidated financial statements of the Company and its subsidiaries and the reports of the Directors and Auditors for the YE 31 DEC 2009	Management	For	For
2	Approve a final dividend of HKD 5.9 cents per share for the YE 31 DEC 2009	Management	For	For
3
Approve the Scheme Amendment Proposal  as defined in the
Company's circular dated 22 APR2010 , and any one or more of the Directors of the Company be and are hereby authorized to execute and deliver such other documents or supplemental
agreements or deeds on behalf of the Company and to do all such things and take all such actions as he or they may consider
necessary or desirable for the purpose of giving effect to the
Scheme Amendment Proposal
		Management	For	For
4.a.1	Re-elect Mr. YU Xubo as an Executive Director and the Managing Director of the Company	Management	For	For
4.a.2	Re-elect Mr. CHI Jingtao as a Non-executive Director of the Company	Management	For	For
4.a.3	Re-elect Mr. LAM Wai Hon, Ambrose as an Independent Non- executive Director of the Company	Management	For	For
4.b	Authorize the Board of Directors of the Company to fix the above executive Director's and Non-executive Directors' remuneration	Management	For	For
5	Re-appoint Auditors and authorize the Board of Directors of the Company to fix their remunerations	Management	For	For
6
Approve to increase the authorized share capital of the Company from HKD 400,000,000 divided into 4,000,000,000 shares to HKD
1,000,000,000 divided into 10,000,000,000 shares by creation of an additional HKD 600,000,000 divided into 6,000,000,000 shares ranking pari passu in all respects with the existing issued and unissued shares
		Management	For	For
7.a	Authorize the Directors to allot, issue and deal with additional shares of the Company	Management	For	For
7.b	Authorize the Directors to repurchase the Company's own shares	Management	For	For
7.c	Approve to add the nominal amount of the shares repurchased under Resolution 7B to the mandate granted to the Directors under resolution 7A	Management	For	For

COSCO PAC LTD
Security	G2442N104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-May-2010
ISIN	BMG2442N1048	Agenda		702389114 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY-FOR RESOLUTIONS "1 TO 5". THANK YOU.	Non-Voting
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN2 0100423174.pdf	Non-Voting
1	Receive and consider the financial statements and the directors's and independent auditor's reports for the year ended 31st December 2009	Management	For	For
2	Declare a final dividend for the year ended 31st December 2009	Management	For	For
3.I.A	Re-elect Mr. Xu Lirong as a Director	Management	For	For
3.I.B	Re-elect Dr. Sun Jiakang as a Director	Management	For	For
3.I.C	Re-elect Mr. Yin Weiyu as a Director	Management	For	For
3.I.D	Re-elect Dr. Li Kwok Po, David as a Director	Management	For	For
3.I.E	Re-elect Mr. Timothy George FRESHWATER as a Director	Management	For	For
3.II	Authorize the Board of Directors to fix the remuneration of Directors	Management	For	For
4	Re-appoint PricewaterhouseCoopers as Auditor and authorize the Directors to fix the remuneration of Auditor	Management	For	For
5.A	Authorize the Directors to allot, issue and deal with the additional shares of the Company as set out in the ordinary resolution in item 5(A) of the notice of AGM	Management	For	For
5.B	Authorize the Directors to repurchase shares of the Company as set out in the ordinary resolution in item 5(B) of the notice of AGM	Management	For	For
5.C	Authorize the Directors to allot, issue and deal with the additional shares of the Company as set out in the ordinary resolution in item 5(C) of the notice of AGM	Management	For	For

MANILA ELECTRIC CO MER, PASIG CITY
Security	Y5764J148	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-May-2010
ISIN	PHY5764J1483	Agenda		702402809 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 660142 DUE TO CHANGE IN AG-ENDA. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND YOU W-ILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1	Call to order	Non-Voting
2	Certification of notice and quorum	Non-Voting
3	Approve the minutes of the annual meeting of stockholders held on 27 MAY 2009	Management	For	For
4	Receive the report of the Chairman and the Chief Executive Officer	Management	For	For
5	Receive the report of the President	Management	For	For
6	Approve the 2009 audited financial statements	Management	For	For
7	Approve the allocation of common shares for Employees Stock Purchase Plan	Management	For	For
8	Ratify the acts of the Board and Management	Management	For	For
9	Appointment of External Auditors	Management	For	For
10.1	Election of Mr. Ramon S. Ang as a Director for the ensuing year	Management	For	For
10.2	Election of Mr. Elpi O. Cuna, Jr. as a Director for the ensuing year	Management	For	For
10.3	Election of Mr. Jose P. De Jesus as a Director for the ensuing year	Management	For	For
10.4	Election of Ray C. Espinosa as a Director for the ensuing year	Management	For	For
10.5	Election of Ms. Elenita D. Go as a Director for the ensuing year	Management	For	For
10.6	Election of Mr. Manuel M. Lopez as a Director for the ensuing year	Management	For	For
10.7	Election of Estelito P. Mendoza as a Director for the ensuing year	Management	For	For
10.8	Election of Mr. Napoleon L. Nazareno as a Director for the ensuing year	Management	For	For
10.9	Election of Artemio V. Panganiban as an Independent Director for the ensuing year	Management	For	For
10.10	Election of Mr. Manuel V. Pangilinan as a Director for the ensuing year	Management	For	For
10.11	Election of Mr. Pedro E. Roxas as an Independent Director for the ensuing year	Management	For	For
11	Other business	Non-Voting
12	Adjournment	Management	For	For

ZIJIN MINING GROUP CO LTD, FUJIAN PROVINCE
Security	Y9892H107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-May-2010
ISIN	CNE100000502	Agenda		702406718 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 688970 DUE TO ADDITIONAL R-ESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100428/LTN2 0100428059.pdf	Non-Voting
1.	Approve the report of the Board of Directors of the Company for 2009	Management	For	For
2.	Approve the report of the Independent Directors of the Company for 2009	Management	For	For
3.	Approve the report of Supervisory Committee of the Company for 2009	Management	For	For
4.	Approve the financial report for the YE 31 DEC 2009	Management	For	For
5.	Approve the Company's 2009 annual report and its summary report	Management	For	For
6.	Approve the profit distribution proposal of the Company for the YE 31 DEC 2009	Management	For	For
7.	Approve the remunerations of the Directors and Supervisors of the Company for the YE 31 DEC 2009	Management	For	For
8.
Re-appointment of Ernst & Young Hua Ming and Ernst & Young
as the Company's domestic and International Auditors
respectively for the YE 31 DEC 2010, and authorize the Board of
Directors to determine their remuneration
		Management	For	For
9.
Authorize the Board of Directors to make the donation decisions with a total aggregate annual amount not exceeding 6% of the
Company's total net profit of the year, and to report the execution of the donation in the AGM
		Management	For	For

CHINA TELECOM CORP LTD
Security	Y1505D102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-May-2010
ISIN	CNE1000002V2	Agenda		702416733 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTION NUMERS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL- LINK:http://www.hkexnews.hk/listedco/listconews/sehk/20100408/ LTN20100408727.p-df	Non-Voting
1
Approve the consolidated financial statements of the Company, the report of the Board of Directors, the report of the Supervisory
Committee and the report of the international Auditor for the YE 31
DEC 2009 be considered and approved, and the Board of
Directors  the Board  be authorized to prepare the budget of the
Company for year 2010
		Management	For	For
2	Approve the profit distribution proposal and the declaration and payment of a final dividend for the year ended 31 December 2009	Management	For	For
3
Reappointment of KPMG and KPMG Huazhen as the international
Auditor and domestic Auditor of the Company respectively for the year ending 31 DEC 2010 be considered and approved, and the
Board be authorized to fix the remuneration of the Auditors
		Management	For	For
S.4.1	Approve the issue of debentures by the Company	Management	For	For
S.4.2	Authorize the Board to issue debentures and determine the specific terms, conditions and other matters of the debentures	Management	For	For
S.5.1	Approve the issue of company bonds in the People's Republic of China	Management	For	For
S.5.2	Authorize the Board to issue company bonds and determine the specific terms, conditions and other matters of the company bonds in the People's Republic of China	Management	For	For
S.6	Grant a general mandate to the Board to issue, allot and deal with additional shares in the Company not exceeding 20% of each of the existing domestic Shares and H Shares as the case may be in issue	Management	For	For
S.7
Authorize the Board to increase the registered capital of the
Company and to amend the Articles of Association of the
Company to reflect such increase in the registered capital of the
Company and amend the Article of the Association of the
Company to reflect such increase in the registered capital of the
Company under the general mandate
		Management	For	For

PT ASTRA INTERNATIONAL TBK
Security	Y7117N149	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-May-2010
ISIN	ID1000057607	Agenda		702424095 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the annual report and ratification to Company's financial report for year 2009	Management	For	For
2	Approve the profit allocation for year 2009	Management	For	For
3	Approve the changing in the composition of Company's Board and determine their salary, honorarium and allowances	Management	For	For
4	Appointment of Public Accountant for year 2010	Management	For	For

STANDARD BK GROUP LTD
Security	S80605140	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	ZAE000109815	Agenda		702389936 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the Annual Financial Statements for the YE 31 DEC 2009, including the reports of the Directors and Auditors	Management	For	For
2.1	Approve the proposed fees payable to the Non-Executive Directors for 2010: Chairman of Standard Bank Group as ZAR 3,750,000 per annum	Management	For	For
2.2	Approve the proposed fees payable to the Non-Executive Directors for 2010: Director of Standard Bank Group ZAR 161,000 per annum	Management	For	For
2.3	Approve the proposed fees payable to the Non-Executive Directors for 2010: International Director of Standard Bank Group GBP 34,650 per annum	Management	For	For
2.4	Approve the proposed fees payable to the Non-Executive Directors for 2010: Group Credit Committee Member ZAR 16,500 per meeting	Management	For	For
2.5	Approve the proposed fees payable to the Non-Executive Directors for 2010: Directors Affairs Committee Chairman ZAR 114,500 per annum Member ZAR 57,000 per annum	Management	For	For
2.6	Approve the proposed fees payable to the Non-Executive Directors for 2010: Group Risk and the Capital Management Committee Chairman ZAR 455,000 per annum Member ZAR 182,000 per annum	Management	For	For
2.7	Approve the proposed fees payable to the Non-Executive Directors for 2010: Group Remuneration Committee Chairman ZAR 228,000 per annum Member ZAR 98,000 per annum	Management	For	For
2.8	Approve the proposed fees payable to the Non-Executive Directors for 2010: Group Transformation Committee Chairman ZAR 145,000 per annum Member ZAR 72,000 per annum	Management	For	For
2.9	Approve the proposed fees payable to the Non-Executive Directors for 2010: Group Audit Committee Chairman ZAR 455,000 per annum Member ZAR 182,000 per annum	Management	For	For
2.10	Approve the proposed fees payable to the Non-Executive Directors for 2010: Ad hoc meeting attendance ZAR 15,250 per meeting	Management	For	For
3
Approve the payment by The Standard Bank of South Africa
Limited of an ex gratia award of ZAR 7,500,000 to Derek Edward
Cooper; Group transformation Committee - Chairman - ZAR
145,000 per annum, Member - ZAR 72,000 per annum
		Management	For	For
4.1	Re-elect Richard Dunne as a Director	Management	For	For
4.2	Re-elect Thulani Gcabashe as a Director, who retires in accordance with the provisions of the Company's Articles of Association	Management	For	For
4.3	Re-elect Saki MaCozoma as a Director, who retires in accordance with the provisions of the Company's Articles of Association	Management	For	For
4.4	Re-elect Rick MeNell as a Director, who retires in accordance with the provisions of the Company's Articles of Association	Management	For	For
4.5	Re-elect Myles Ruck as a Director, who retires in accordance with the provisions of the Company's Articles of Association	Management	For	For
4.6	Re-elect Fred Phaswana as a Director	Management	For	For
4.7	Re-elect Lord Smith of Kelvin KT as a Director, who retires in accordance with the provisions of the Company's Articles of Association	Management	For	For
5.1
Approve the ordinary shares required for the purpose of carrying out the terms of the Standard Bank Equity Growth Scheme (the
Equity Growth Scheme), other than those which have specifically been appropriated for the Equity Growth Scheme in terms of
ordinary resolutions duly passed at previous AGM of the
Company, be and are hereby specifically placed under the control of the Directors, who be and are hereby authorized to allot and issue those shares in terms of the Equity Growth Scheme
		Management	For	For
5.2
Approve the ordinary shares required for the purpose of carrying out the terms of the Standard Bank Group Share Incentive
Scheme (the Scheme), other than those which have specifically been appropriated for the Scheme in terms of resolutions duly passed at previous AGM of the Company, be and are hereby
specifically placed under the control of the Directors, who be and are hereby authorized to allot and issue those shares in terms of the Scheme
		Management	For	For
5.3
Approve the unissued ordinary shares in the authorized share capital of the Company (other than those specifically identified in ordinary resolutions number 5.1 and 5.2) be and are hereby
placed under control of the Directors of the Company who are authorized to allot and issue the ordinary shares at their discretion until the next AGM of the Company, subject to the provisions of the Companies Act, 61 of 1973, as amended, the Banks Act, 94 of
1990, as amended and the Listings Requirements of the JSE
Limited and subject to the a number of ordinary shares able to be allotted and issued in terms of this resolution being limited five percent (5%) of the number of ordinary shares in issue at 31 DEC
2009
		Management	For	For
5.4
Approve the unissued non-redeemable non-cumulative, non
participating preference shares (non-redeemable preference
shares) in p authorized share capital of the company be and are hereby placed under the control of the Directors of the Company who are authorized to allot and issue the non-redeemable
preference shares at their discretion until the next AGM of the
Company, subject to the provisions of the Companies Act. 61 of
1973, as amended and the Listing Requirements of the JSE
Limited
		Management	For	For
5.5
Authorize the Directors of the Company, to make payments to
shareholders interims of Section 5.85(b) of the Listings
Requirements of the ISE Limited (the Listings Requirements),
subject to the provisions of the Companies Act, 61 of 1973, as amended (the Companies Act), the Banks Act, 94 of 1990, as
amended and the Listings Requirements, including, amongst
others, the following requirements: (a) payments to shareholders in terms of this resolution shall be made in terms of section 90 of the Companies Act and be made pro rata to all shareholders; (b)
in any one FY payments to shareholders in terms of this resolution shall not exceed a maximum of 20% of the Company's issued
share capital, including reserves but excluding minority interests, and revaluations of assets and intangible assets that are not supported CONTD.
		Management	For	For
CONT
CONTD. by a valuation by an independent professional expert
acceptable to the-JSE Limited prepared within the last six months, measured as at the beginning-of such FY and  Authority to make payments to shareholders shall be valid-until the next AGM of the
Company or for 15 months from the date of this-resolution
whichever period is the shorter
Non-Voting
5.6
Approve, in terms of Schedule 14 of JSE Listings Requirements and in accordance with Section 222 of the Companies Act, Act 61 of 1973, amended, where applicable that the provisions of the
Standard Bank Equity Growth Scheme are amended as specified
		Management	For	For
5.7
Approve, in terms of Schedule 14 of the JSE Listings
Requirements and in accordance with Section 222 of the
Companies Act, 61 of 1973, as amended, where applicable that the provisions of the Standard Bank Group Share Incentive
Scheme are amended as specified
		Management	For	For
S.6.1
Approve to increase the share capital of the Company, from ZAR
193,000,000 divided into 1,750,000,000 ordinary shares of 10 cents each, 8,000,000 6,5% first cumulative preference shares of
ZAR 1 each and 1,000,000 non-redeemable, non-cumulative
preference shares of 1 cent each to ZAR 218,000,000 divided into
2,000,000,000 ordinary shares of 10 cents each, 8,000,000 6,5%
first cumulative preference shares of ZAR 1 each and 1,000,000 non-redeemable, non-cumulative, non-participating preference shares of 1 cent each and that the Memorandum of Association of the Company be amended accordingly
		Management	For	For
S.6.2
Approve, with effect from the date of this AGM, as a general approval in terms of Section 85(2) of the Companies Act, 61 of
1973, as amended (the Companies Act), the acquisition by the
Company and, in terms of Section 89 of the Companies Act, the acquisition by any subsidiary of the Company from time to time, of such number of ordinary shares issued by the Company and at
such price and on such other terms and conditions as the
Directors may from time to time determine, subject to the
requirements of the Companies Act, Banks Act, 94 of 1990, as amended and the Listings Requirements of the JSE Limited (the
Listings Requirements), CONTD.
		Management	For	For
CONT
CONTD. which include, amongst others; any such acquisition will be-implemented through the order book operated by the trading system of the JSE-Limited and done without any prior
understanding or arrangement between the-Company and the
counterparty  reported trades being prohibited ; the-acquisition must be authorized by the Company's Articles of Association; the-
authority is limited to the purchase of the maximum of the 10% of the-Company's issued ordinary share capital in the any one FY,
CONTD.
Non-Voting
CONT
CONTD. acquisition must not be the weighted average of the
market value for-the ordinary shares of the Company for the 5 business days immediately-preceding the date of acquisition; at any point in time, the Company may only-appoint one agent to effect any repurchase(s) on the Company's behalf; the-company or its subsidiary may not repurchase securities during a
prohibited-period, unless they have in place a repurchase
programme where the dates and-quantities of securities to be traded during the relevant period are fixed-not subject to any variation  and full details of the programme have been-disclosed in an announcement over the SENS prior to the commencement of
the-prohibited period; CONTD.
Non-Voting
CONT
CONTD. that an announcement containing full details of such
acquisitions of-shares will be published as soon as the Company and/or its subsidiary(ies)-has/have acquired shares constitution, on a cumulative basis, 3% of the-number of shares in issue at the date of the general meetings at which this-special resolution is considered and, if approved, passed, and for each 3% in-
aggregate of the initial number acquired thereafter; CONTD.
Non-Voting
CONT
CONTD. and in the case of an acquisition by a subsidiary of the
Company, the-authority shall be valid only if: the subsidiary is authorized by its-Articles of Association; the shareholders of the subsidiary have passed a-special resolution authorizing the
acquisition and the number of shares to be-acquired, is not more that 10% in the aggregate of the number of issued-shares of the
Company;  Authority shall be valid only until the next AGM of-the
Company or is months from the date on which this resolution is passed,-whichever is the earlier
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITION
OF TEXT. IF YOU HAVE ALREA-DY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE-TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
YOU.
Non-Voting

BANK CHINA LTD
Security	Y0698A107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	CNE1000001Z5	Agenda		702434806 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 704544 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE
BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100415/LTN2
0100415262.pdf AN-D
http://www.hkexnews.hk/listedco/listconews/sehk/20100510/LTN2
0100510314.pdf
Non-Voting
	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED T-HE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1.	Approve the 2009 working report of the Board of Directors of the bank	Management	For	For
2.	Approve the 2009 working report of the Board of Supervisors of the bank	Management	For	For
3.	Approve the 2009 annual financial statements of the bank	Management	For	For
4.	Approve the 2009 Profit Distribution Plan of the bank	Management	For	For
5.	Approve the 2010 annual budget of the bank	Management	For	For
6.	Re-appoint PricewaterhouseCoopers Zhong Tian CPAs Limited Company and PricewaterhouseCoopers Hong Kong as the Bank's External Auditors for 2010	Management	For	For
7.1	Re-elect Mr. Xiao Gang as an Executive Director of the Bank	Management	For	For
7.2	Re-elect Mr. Li Lihui as an Executive Director of the Bank	Management	For	For
7.3	Re-elect Mr. Li Zaohang as an Executive Director of the Bank	Management	For	For
7.4	Re-elect Mr. Zhou Zaiqun as an Executive Director of the Bank	Management	For	For
7.5	Re-elect Mr. Anthony Francis Neoh as an Independent Non- Executive Director of the Bank	Management	For	For
7.6	Re-elect Mr. Huang Shizhong as an Independent Non-Executive Director of the Bank	Management	For	For
7.7	Re-elect Ms. Huang Danhan as an Independent Non-Executive Director of the Bank	Management	For	For
8.1	Election of Mr. Qin Rongsheng as an External Supervisor of the Bank	Management	For	For
8.2	Election of Mr. Bai Jingming as an External Supervisor of the Bank	Management	For	For
9.	Approve the remuneration scheme for the External Supervisors of the Bank	Management	For	For
S.10	Approve the proposal to amend the Articles of Association of the Bank	Management	For	For
S.11	Approve the proposal in relation to the general mandate on issuance of new shares of the Bank	Management	For	For
8.A.1	Re-elect Mr. Wang Xueqiang as a shareholders' representative Supervisor of the Bank	Management	For	For
8.A.2	Re-elect Mr. Liu Wanming as a shareholders' representative Supervisor of the Bank	Management	For	For
12.	Approve the proposal on adjustments of several items of the delegation of authorities by the shareholders' meeting to the Board of Directors of the Bank	Management	For	For

CHINA RESOURCES ENTERPRISE LTD
Security	Y15037107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-May-2010
ISIN	HK0291001490	Agenda		702414183 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100420/LTN2 0100420397.pdf-	Non-Voting
1	Receive and consider the audited financial statements and the Directors' report and the Independent Auditor's report for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend	Management	For	For
3.a	Re-election of Mr. Lai Ni Hium as Director	Management	For	For
3.b	Re-election of Mr. Houang Tai Ninh as Director	Management	For	For
3.c	Re-election of Dr. Li Ka Cheung, Eric as Director	Management	For	For
3.d	Re-election of Dr. Cheng Mo Chi as Director	Management	For	For
3.e	Re-election of Mr. Bernard Charnwut Chan as Director	Management	For	For
3.f	Re-election of Mr. Siu Kwing Chue, Gordon as Director	Management	For	For
3.g	Approve to fix the fees for all Directors	Management	For	For
4	Re-appointment of Auditors and authorize the Directors to fix their remuneration	Management	For	For
5	Approve to give a general mandate to the Directors to repurchase shares of the Company	Management	For	For
6	Approve to give a general mandate to the Directors to issue new shares of the Company	Management	For	For
7	Approve to extend the general mandate to be given to the Directors to issue shares	Management	For	For
	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED T-HE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION
OF A COMMENT. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

CHINA OILFIELD SVCS LTD
Security	Y15002101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-May-2010
ISIN	CNE1000002P4	Agenda		702419082 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL- LINK:http://www.hkexnews.hk/listedco/listconews/sehk/20100423/ LTN20100423865.p-df	Non-Voting
1	Receive the audited financial statements and the report of the Auditor for the YE 31 DEC 2009	Management	For	For
2	Receive the proposed profit distribution and annual dividend for the YE 31 DEC 2009	Management	For	For
3	Receive the report of the Directors of the Company for the YE 31 DEC 2009	Management	For	For
4	Receive the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
5	Approve the performance evaluation of 2008 and 2009 of the Stock Appreciation Rights Scheme of the Company	Management	For	For
6
Re-appointment of Ernst & Young Hua Ming and  Ernst & Young
as the domestic and international auditors of the Company  for the year 2010 and to authorize the Board of Directors to fix the remuneration thereof
		Management	For	For
7	Re-election Mr. Wu Mengei as a Non-Executive Director of the Company with immediate effect	Management	For	For
8	Election of Mr, Fong Wo, Felix as an independent Non-Executive Director of the Company with immediate effect	Management	For	For
9	Election of Mr. Chen Quansheng as an independent Non- Executive Director of the Company with immediate effect	Management	For	For
10	Election of Ms. An Xuefen as a Supervisor of the Company with immediate effect	Management	For	For
S.11
Authorize the Directors of the Company, subject to this resolution and subject to all applicable laws, rules and regulations and/or requirements of the governmental or regulatory body of securities in the People's Republic of China  the PRC , The Stock Exchange
of Hong Kong Limited  the Stock Exchange or of any other
governmental or regulatory body, to exercise, whether by a single exercise or otherwise, all the powers of the Company to allot, issue and deal with the overseas listed foreign shares  H Shares during the relevant period  as specified in this resolution ; the aggregate nominal amount of the H Shares which are authorized to be allotted by the directors of the Company pursuant to the approve this resolution shall not exceed 20% of the aggregate nominal amount of the H Shares of the Company CONT
		Management	For	For
CONT
CONT in issued as at the date of passing this resolution, and the said-approval shall be limited accordingly; and the authority granted this-resolution shall be conditional upon the approvals of any regulatory-authorities as required by the laws, rules and regulations of the PRC being-obtained by the Company;  Authority expires the earlier of this resolution-until the conclusion of the next
AGM of the Company within which the next AGM-of the Company
is required by law or the Company's Articles of Association to-be
held ; subject to the approval of all relevant governmental
authorities in-the PRC for the issue and allotment of and dealing in such H Shares being-granted, authorize the Directors of the
Company to make such corresponding-amendments to the
Articles of Association  the Articles  of the Company as-CONT
Non-Voting
CONT
CONT it thinks fit so as to change the registered capital of the
Company and-to reflect the new capital structure of the Company upon the exercise of the-authority to allot, issue and deal in H
Shares as conferred this resolution;-and file the amended Articles with the relevant governmental authorities of-the PRC of the
Company
Non-Voting

GUANGZHOU R F PPTYS CO LTD
Security	Y2933F115	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-May-2010
ISIN	CNE100000569	Agenda		702423106 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL THE RESOLUTIONS. THANK YOU.	Non-Voting
1	Approve the report of Board of Directors [the "Board"] for the YE 31 DEC 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
3	Approve the audited financial statements and the report of Auditors for the YE 31 DEC 2009	Management	For	For
4	Declare a final dividend for the YE 31 DEC 2009 of RMB 0.36 per share	Management	For	For
5	Re-appoint PricewaterhouseCoopers as the Auditors of the Company, and authorize the Board to fix the remuneration of the Auditors	Management	For	For
6	Authorize the Board to decide on matters relating to the payment of interim dividend for the six months ended 30 JUN 2010	Management	For	For
7.A	Re-appointment of Ms. Zhang Lin as a Company's Non-Executive Director, and authorize the Board to fix the remuneration of the Director	Management	For	For
8.A	Re-appoint Ms. Liang Yingmei as theCompany's Supervisor, and authorize the Board to fix the remuneration of the Supervisor	Management	For	For
8.B	Re-appoint Mr. Zheng Ercheng as the Company's Supervisor, and authorize the Board to fix the remuneration of the supervisor	Management	For	For
S.9.A
Approve the Company to extend guarantee up to an amount of
RMB25 billion in aggregate on behalf of the Company's
subsidiaries subject to the relevant provisions of the Articles of
Association of the Company and under: total external guarantees
[including guarantees to subsidiaries] of the Company and its subsidiaries exceed 50% of the latest audited net assets value;
		Management	For	For
S.9.B
Approve the Company to extend guarantee up to an amount of
RMB25 billion in aggregate on behalf of the Company's
subsidiaries subject to the relevant provisions of the Articles of
Association of the Company and under: total external guarantees
[including guarantees to subsidiaries] exceed 30% of the latest audited total assets value;
		Management	For	For
S.9.C
Approve the Company to extend guarantee up to an amount of
RMB25 billion in aggregate on behalf of the Company's
subsidiaries subject to the relevant provisions of the Articles of
Association of the Company and under: the gearing ratio of the subsidiary for which guarantee is to be provided is over 70%; or
		Management	For	For
S.9.D
Approve the Company to extend guarantee up to an amount of
RMB25 billion in aggregate on behalf of the Company's
subsidiaries subject to the relevant provisions of the Articles of
Association of the Company and under: the guarantee to be
provided to a subsidiary exceed 10% of the Company's latest
audited net assets value
		Management	For	For
S.10	Approve the guarantees extended in 2009 pursuant to the ordinary resolution no. 9 of 2008 AGM	Management	For	For
S.11	Approve the joint development with third party companies in the Asian Games City Project and authorized the Board to sign the related documents	Management	For	For
S.12
Approve the extension of the approval by the shareholders in the
Company's extraordinary general meeting held on 18 JUN 2007
relating to the proposed A shares issue for 12 months from date of passing of this special resolution
		Management	For	For
S.13	Authorize the Board to amend the use of proceeds from the Proposed A Share Issue	Management	For	For
S.14
Authorize the Board to issue, allot and deal in additional shares in the capital of the Company and to execute all such relevant
documents and to make the necessary amendments to the
Articles of Association as the Board thinks fit
		Management	For	For

GUANGZHOU R F PPTYS CO LTD
Security	Y2933F115	Meeting Type		Class Meeting
Ticker Symbol		Meeting Date	28-May-2010
ISIN	CNE100000569	Agenda		702423269 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-THE RESOLUTION". THANK YOU.	Non-Voting
S.1	Approve the effective period for the approval for the proposed A Share Issue be extended until the expiration of a period of 12 months from the date of passing of this resolution	Management	For	For

ROSTELECOM LONG DISTANCE & INTL TELECOMMUNICATION
Security	X7367F102	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date		29-May-2010
ISIN	RU0008943394	Agenda		702434123 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THE SHAREHOLDERS WHO JOINTLY
POSSESS MORE THAN 2% OF VOTING S-HARES HAVE THE
RIGHTS TO PROPOSE CANDIDATES TO THE BOARD OF
DIRECTORS. THESE C-ANDIDATES WILL BE INCLUDED IN
THE LIST OF THE BOARD OF DIRECTORS TO BE ELECTED-
AT THE FORTHCOMING EGM SCHEDULED FOR 29 MAY 2010.
THANK YOU.
Non-Voting
CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 668132 DUE TO RECEIPT OF D-IRECTOR NAMES. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED-AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1	Approve the early termination of powers to the Board of Directors	Management
2.1	Election of Ballo Anatoliy as the Board of Director	Management
2.2	Election of Bondarik Vladimar as a Board of Director	Management
2.3	Election of Verem'yanova Valentina as a Board of Director	Management
2.4	Election of Kudimov Uriy as a Board of Director	Management
2.5	Election of Kuznecov Sergey as a Board of Director	Management
2.6	Election of Leshenko Mikhail as a Board of Director	Management
2.7	Election of Lokotkov Aleksey as a Board of Director	Management
2.8	Election of Malofeev Konstantin as a Board of Director	Management
2.9	Election of Poluboyarinov Mikhail as a Board of Director	Management
2.10	Election of Provotorov Aleksandr as a Board of Director	Management
2.11	Election of Rodionov Ivan as a Board of Director	Management
2.12	Election of Savchenko Viktor as a Board of Director	Management
2.13	Election of Surkov Uriy as a Board of Director	Management
2.14	Election of Tikhonov Anatoliy as a Board of Director	Management
2.15	Election of Umnova Elena as a Board of Director	Management
2.16	Election of Yurchenko Evgeniy as a Board of Director	Management

SINOPHARM GROUP CO LTD
Security	Y8008N107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	31-May-2010
ISIN	CNE100000FN7	Agenda		702373200 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the report of the Board of Directors of the Company for the YE 31 DEC 2009	Management	For	For
2.	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
3.	Approve the audited financial statements and the Auditors' report of the Company as at and for the YE 31 DEC 2009	Management	For	For
4.	Approve the proposed profit distribution plan and the payment of final dividend of the Company for the YE 31 DEC 2009	Management	For	For
5.
Re-appoint PricewaterhouseCoopers Zhong Tian Certified Public
Accountant Co., Ltd. as the PRC Auditors of the Company to hold office until the conclusion of the next AGM, and authorize the
Board to fix its remuneration
		Management	For	For
6.
Re-appoint PricewaterhouseCoopers Certified Public
Accountants, Hong Kong as the International Auditors of the
Company to hold office until the conclusion of the next AGM, and authorize the Board to fix its remuneration
		Management	For	For
7.	Approve and ratify the remuneration of the Directors for the YE 31 DEC 2009 and authorize the Board to determine the remuneration of the Directors for the 2 years ending 31 DEC 2010 and 31 DEC 2011	Management	For	For
8.	Appoint Mr. Chen Qiyu as a non-executive Director for a term of 3 years starting from the date of the AGM and to authorize the Board to enter into a service contract with him	Management	For	For
9.	Appoint Mr. Qian Shunjiang as the Supervisor of the Company for a term of 3 years starting from the date of the AGM and to authorize the Board to enter into a service contract with him	Management	For	For
10.
Approve the transactions under the Master Pharmaceutical
Products, Healthcare Products and Medical Supplies Procurement
Agreement with the controlling shareholder and their proposed annual caps for each of the 2 years ending 31 DEC 2010 and 31
DEC 2011, as specified
		Management	For	For
11.	Approve the acquisition of equity interest in Xinjiang Company under the Xinjiang Company Agreement, as specified	Management	For	For
12.	Approve the acquisition of equity interest in Hubei Yibao under the Hubei Yibao Agreement, as specified	Management	For	For
13.	Approve the acquisition of Transferred Business of Industry Company under the Industry Company Agreement, as specified	Management	For	For
14.	Approve the acquisition of Transferred Business of Trading Company under the Trading Company Agreement, as specified	Management	For	For
15.
Authorize the Board: a) acquisition and disposal of the assets of the Company with an aggregate total value of not more than 30%
of the latest audited total assets of the Company over a period of
12 months; b) guarantees in favor of third parties with an
aggregate total value of not more than 30% of the latest audited total assets of the Company over a period of 12 months; if the above delegations are not consistent with, collide or conflict with the requirements under the Listing Rules or other requirements of the Stock Exchange, the requirements under the Listing Rules or other requirements of the Stock Exchange should be followed
		Management	For	For
S.16
Amend the Articles of Association, details of which are set out in the Circular and authorize any Director or Joint Company
Secretary of the Company to do all such acts as he deems fit to effect the amendments and to make relevant registrations and filings in accordance with the relevant requirements of the
applicable laws and regulations in the PRC and Hong Kong and the Listing Rules, the Articles of Association are written in Chinese and there is no official English translation in respect thereof.
Accordingly, the English translation is for reference only. In case of any discrepancy between the Chinese and English versions, the Chinese version shall prevail
		Management	For	For
S.17
Authorize the Board to separately or concurrently allot, issue and/or deal with Domestic Shares and/or H Shares, and to make or grant offers, agreements and options in respect thereof: i) such mandate shall not extend beyond the Relevant Period save that the Board may during the Relevant Period make or grant offers, agreements or options which might require the exercise of such powers after the end of the Relevant Period; ii) the aggregate nominal amount of Domestic Shares and/or H Shares to be
allotted, issued and/or dealt with or agreed conditionally or unconditionally to be issued, allotted and/or dealt with [whether pursuant to an option or otherwise] by the Board shall not exceed
20% of the aggregate nominal amount of each of the existing
issued Domestic Shares and/or H Shares as at the date on which this resolution is passed; and iii) the Board will only exercise its power under such mandate in accordance with the Company Law
of the PRC and the Listing Rules [as amended from time to time]
and the requirements of the relevant PRC regulatory authorities;
[Authority expires at the earlier of the conclusion of the next AGM of the Company following the passing of this resolution; the expiration of the 12-month period following the passing of this resolution; or the date on which the authority granted to the Board set out in this resolution is revoked or varied by a special resolution of the Shareholders in a general meeting]; and
contingent on the Board resolving to issue shares pursuant to this resolution, to approve, execute and do or procure to be executed and done, all such documents, deeds and things as it may
consider relevant in connection with the issue of such new shares including, but not limited to, determining the time and place of issue, making all necessary applications to the relevant authorities and entering into an underwriting agreement [or any other
agreement], to determine the use of proceeds and to make all necessary filings and registrations with the relevant PRC, Hong
Kong and other authorities, and to make such amendments to the
Articles of Association as it thinks fit so as to reflect the increase in the registered capital of the Company and to reflect the new share capital structure of the Company under the intended allotment and issue of the shares of the Company pursuant to this resolution
		Management	For	For
S.18
Authorize the Board to exercise all the powers of the Company to repurchase the H Shares in issue of the Company on the Stock
Exchange during the Relevant Period [as specified the Resolution
17 above], subject to and in accordance with all applicable laws, rules and regulations and/or requirements of the PRC, the Stock
Exchange or any other governmental or regulatory bodies; the aggregate nominal value of H Shares authorized to be
repurchased subject to the approve during the Relevant Period shall not exceed 10% of the aggregate nominal value of the
existing issued H Shares as at the date on which this resolution is passed; the approve shall be conditional upon: the passing of a special resolution with the same terms as this resolution [except for this sub-paragraph] at each of the H Shareholders' Class
		Management	For	For

Meeting and the Domestic Shareholders' Class Meeting to be
convened separately for such purpose; the approvals of SAFE
and/or any other regulatory authorities [if applicable] as required by laws, rules and regulations of the PRC being obtained by the
Company; and the Company not being required by any of its
creditors to repay or to provide guarantee in respect of any amount due to any of them [or if the Company is so required by any of its creditors, the Company having, in its absolute discretion, repaid or provided guarantee in respect of such amount] pursuant to the notification procedure under Article 28 of the Articles of
Association; subject to the approval of all relevant PRC regulatory authorities for the repurchase of such H Shares being granted, to:
make such amendments to the Articles of Association as it thinks fit so as to reduce the registered share capital of the Company and to reflect the new capital structure of the Company upon the repurchase of H Shares of the Company as contemplated in
paragraph above; and file the amended Articles of Association of the Company with the relevant governmental authorities of the
PRC and Hong Kong

19
Approve proposals [if any] put forward at such meeting pursuant to the Articles of Association and the Listing Rules by any
shareholders of the Company individually or collectively holding
3% or more of the Company's shares carrying the right to vote at such meeting
		Management	For	Against

SINOPHARM GROUP CO LTD
Security	Y8008N107	Meeting Type		Class Meeting
Ticker Symbol		Meeting Date	31-May-2010
ISIN	CNE100000FN7	Agenda		702387603 - Management
Item	Proposal	Type	Vote	For/Against Management
S.1
Authorize the Board, subject to paragraphs below, to exercise all the powers of the Company to repurchase the H Shares in issue of the Company on the Stock Exchange during the Relevant
Period  as defined in Paragraph 17(b) of the notice of the AGM , subject to and in accordance with all applicable laws, rules and regulations and/ or requirements of the PRC, the Stock Exchange or any other governmental or regulatory bodies; (b) the aggregate nominal value of H Shares authorized to be repurchased subject to the approval in paragraph (a) above during the Relevant Period shall not exceed 10% of the aggregate nominal value of the
existing issued H Shares as at the date on which this resolution is passed; (c) the approval in Paragraph (a) above shall be
conditional upon: (i) the passing of a special resolution CONTD.
		Management	For	For
CONT
CONTD. with the same terms as this resolution (except for this sub-paragraph-(c)(i)) at each of the AGM and the Domestic
Shareholders' Class Meeting to be-convened separately for such purpose; (ii) the approvals of SAFE and/or any-other regulatory authorities (if applicable) as required by laws, rules and-
regulations of the PRC being obtained by the Company; and iii)
the Company-not being required by any of its creditors to repay or to provide guarantee-in respect of any amount due to any of them
(or if the Company is so required-by any of its creditors, the
Company having, in its absolute discretion,-repaid or provided guarantee in respect of such amount) pursuant to the-notification procedure under Article 28 of the Articles of Association; d)-
subject to the approval of all relevant PRC regulatory authorities for the-CONTD.
Non-Voting
CONT
CONTD. repurchase of such H Shares being granted, to: (i) make such-amendments to the Articles of Association as it thinks fit so as to reduce-the registered share capital of the Company and to reflect the new capital-structure of the Company upon the
repurchase of H Shares of the Company as-contemplated in
paragraph (a) above; and (ii) file the amended Articles of-
Association of the Company with the relevant governmental
authorities of the-PRC and Hong Kong
Non-Voting

CHINA TAIPING INSURANCE HOLDINGS CO LTD
Security	Y1456Z151	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	31-May-2010
ISIN	HK0000055878	Agenda		702402481 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100427/LTN2 0100427377.pdf	Non-Voting
1	Receive and approve the audited financial statements, the report of the Directors and the Independent Auditor's report for the YE 31 DEC 2009	Management	For	For
2.a	Re-elect Mr. Lin Fan as a Director	Management	For	For
2.b	Re-elect Mr. Song Shuguang as a Director	Management	For	For
2.c	Re-elect Mr. Peng Wei as a Director	Management	For	For
2.d	Re-elect Mr. Shen Koping Michael as a Director	Management	For	For
2.e	Re-elect Mr. Che Shujian as a Director	Management	For	For
2.f	Authorize the Board of Directors to fix the Directors' fees	Management	For	For
3	Re-appoint Deloitte Touche Tohmatsu as the Auditor and authorize the Board of Directors to fix their Remuneration	Management	For	For
4	Authorize the Directors to issue shares of the Company	Management	For	For
5	Authorize the Directors to repurchase shares of the Company	Management	For	For
6	Approve to extend the general mandate to issue shares by addition thereto the shares repurchased by the Company	Management	For	For

CHINA NATL MATLS CO LTD
Security	Y15048104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	01-Jun-2010
ISIN	CNE100000874	Agenda		702372563 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTION NUMERS. THANK YOU.	Non-Voting
1	Approve the report of the Board of Directors of the Company for the YE 31 DEC 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
3	Approve the audited financial statements of the Company for the YE 31 DEC 2009	Management	For	For
4
Approve the profit distribution proposal of the Company, namely, the proposal for distribution of a final dividend of RMB 0.025 per share  tax inclusive in an aggregate amount of RMB 89,286,600 for the YE 31 DEC 2009, and to authorize the Chairman of the
Board of Directors of the Company to implement the aforesaid distribution
		Management	For	For
S.5
Amend the Articles of Association of the Company (the "Articles of
Association") and authorize any Executive Director of the
Company to sign or execute such other documents on behalf of the Company and to do all such things and take all such actions as he may consider necessary or desirable for the purpose of the proposed amendments to the Articles of Association as he may consider necessary, desirable or expedient; and amend, the
existing Article 60 Paragraph 2, the existing Article 119 Paragraph
1, the existing Article 120 Paragraph 1, the existing Article 148
Paragraph 2, the existing Article 165 (2), the existing Article 166
Paragraph 2, the existing Article 168 and the existing Article 170
Paragraph 2
		Management	For	For
S.6
Approve a general mandate to the Board of Directors of the
Company to issue, allot and deal with additional Unlisted Shares not exceeding 20% of the Unlisted Shares in issue; and additional
H Shares not exceeding 20% of the H Shares in issue, and to
authorize the Board of Directors to make such corresponding
amendments to the Articles of Association as it think fit so as to reflect the new capital structure upon the allotment and issue of the shares: subject to this resolution and in accordance with the relevant requirements of the Rules Governing the Listing of
Securities  the 'Hong Kong Listing Rules'  on The Stock Exchange
of Hong Kong Limited  the 'Hong Kong Stock Exchange' , the
Articles of Association and the applicable laws and regulations of the PRC, to allot, issue and deal with, either separately or
CONTD.
		Management	For	For
CONT
CONTD. concurrently, additional Unlisted Shares and H Shares of the Company-and to make or grant offers, agreements, options and rights of exchange or-conversion of shares which might
require the exercise of such powers; and to-make or grant offers, agreements, options and rights of exchange or-conversion of
shares which might require the exercise of such powers after-the end of the Relevant Period; each of the aggregate nominal
Non-Voting

amounts of-Unlisted Shares and H Shares allotted, issued and dealt with or agreed-conditionally or unconditionally to be allotted, issued and dealt with-whether pursuant to an option or otherwise by the Board of Directors-pursuant shall not exceed 20% of each of the aggregate nominal amounts of-Unlisted Shares and H
Shares of the Company, respectively, in issue at the-date of passing this resolution, CONTD.

CONT
CONTD. otherwise than pursuant to a rights issue; or any scrip dividend or-similar arrangement providing for allotment of shares in lieu of the whole or-part of a dividend on shares of the
Company, in accordance with the relevant-requirements of the
Hong Kong Listing Rules, the Articles of Association and-the
applicable laws and regulations of the PRC;  Authority expires the-
earlier of the conclusion of the next AGM of the Company or the expiration of-the period within which the next AGM is to be held by law ; and the Board of-Directors to make corresponding
amendments to the Articles of Association as-it thinks fit so as to reflect the new capital structure upon the allotment-or issue of shares as provided in this resolution
Non-Voting

CHINA RESOURCES LAND LTD
Security	G2108Y105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	01-Jun-2010
ISIN	KYG2108Y1052	Agenda		702392488 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Receive the audited financial statements and the Directors' report and the Independent Auditor's report for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend	Management	For	For
3.1	Re-elect Mr. Wu Xiangdong as a Director	Management	For	For
3.2	Re-elect Mr. Jiang Wei as a Director	Management	For	For
3.3	Re-elect Mr. Li Fuzuo as a Director	Management	For	For
3.4	Re-elect Mr. Du Wenmin as a Director	Management	For	For
3.5	Re-elect Mr. Wang Shi as a Director	Management	For	For
3.6	Re-elect Mr. Ma Si Hang Frederick as a Director	Management	For	For
3.7	Approve to fix the remuneration of the Directors	Management	For	For
4	Re-appoint the Auditor and authorize the Directors to fix their remuneration	Management	For	For
5	Grant a general mandate to the Directors to repurchase shares of the Company	Management	For	For
6	Grant a general mandate to the Directors to issue new shares of the Company	Management	For	For
7	Approve to extend the general mandate to be given to the Directors to issue new shares	Management	For	For
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN2 0100423765.pdf	Non-Voting

ANHUI CONCH CEM CO LTD
Security	Y01373102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	03-Jun-2010
ISIN	CNE1000001W2	Agenda		702387350 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THE SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR" OR "AGAINST" FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Approve the report of the Board of Directors of the Company for the YE 31 DEC 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
3
Receive and approve the audited financial reports prepared in accordance with the accounting standards generally accepted in the People's Republic of China  the "PRC"  and the International
Financial Reporting Standards respectively for the YE 31 DEC
2009
		Management	For	For
4.a	Re-elect Mr. Guo Wensan as an Executive Director of the Company for a term commencing on 3 JUN 2010 and expiring on 2 JUN 2013	Management	For	For
4.b	Re-elect Mr. Guo Jingbin as an Executive Director of the Company for a term commencing on 3 JUN 2010 and expiring on 2 JUN 2013	Management	For	For
4.c	Re-elect Mr. Ji Qinying as an Executive Director of the Company for a term commencing on 3 JUN 2010 and expiring on 2 JUN 2013	Management	For	For
4.d	Re-elect Mr. Qi Shengli as an Executive Director of the Company for a term commencing on 3 JUN 2010 and expiring on 2 JUN 2013	Management	For	For
4.e	Re-elect Mr. Wu Jianping as an Executive Director of the Company for a term commencing on 3 JUN 2010 and expiring on 2 JUN 2013	Management	For	For
4.f	Re-elect Mr. Kang Woon as an independent nonExecutive Director of the Company for a term commencing on 3 JUN 2010 and expiring on 2 JUN 2013	Management	For	For
4.g	Re-elect Mr. Chan Yuk Tong as an independent non-Executive Director of the Company for a term commencing on 3 JUN 2010 and expiring on 2 JUN 2012	Management	For	For
4.h	Re-elect Mr Ding Meicai as an Independent Non-Executive Director of the Company for a term commencing on 3 JUN 2010 and expiring on 2 JUN 2013	Management	For	For
4.i	Re-elect Mr, Wang Jun as a supervisor of the Supervisory Committee of the Company for a term commencing on 3 JUN 2010 and expiring on 2 JUN 2013	Management	For	For
4.j	Re-elect Mr. Wang Yanmou as a supervisor of the Supervisory Committee of the Company for a term commencing on 3 JUN 2010 and expiring on 2 JUN 2013	Management	For	For
5
Re-appointment of KPMG Huazhen Certified Public Accountants
and KPMG Certified Public Accountants as the PRC auditors and
International auditors of the Company respectively, and authorize the Board to determine the remuneration of the auditors
		Management	For	For
S.6
Approve, the Company's 2009 profit appropriation proposal  the details of which are set out in item no.  5  entitled "Profit
Appropriation Proposal" of the "Report of the Directors" contained in the Company's 2009 Annual Report and in page 5 of the
Company's circular dated 16 APR 2010, of which this notice forms part , and  b  the amendments to the articles of association of the
Company  as described in Appendix 2 to the circular of the
Company dated 16 APR 2010, CONTD.
		Management	For	For
CONT
CONTD. of which this notice forms part  in connection with the
Capitalisation-Issue; and  c  the grant of authority to the board of
Directors of the-Company to make all necessary and desirable amendments to the Company's-articles of association in order to reflect the allocation of the Company's-capital reserve-share premium to the Company's share capital under the-Capitalisation
Issue  as defined in the Company's circular dated 16 APR 2010-
which contains the notice of 2009 AGM , and to do all necessary actions and-attend to all necessary filings arising therefrom and in connection therewith
Non-Voting
S.7
Approve, subject to the restrictions under  c  and  d  below and in accordance with the requirements of the Rules Governing the
Listing of Securities  the "Listing Rules"  on the The Stock
Exchange of Hong Kong Limited  "HK Stock Exchange" , the
Company Law of the PRC, and other applicable laws and
regulations  in each case, as amended from time to time , an unconditional general mandate be and is hereby granted to the
Board to exercise once or in multiple times during the "Relevant
Period"  as defined below  all the powers of the Company to allot and issue ordinary shares  "new shares"  on such terms and
conditions as the Board may determine and that, in the exercise of their powers to allot and issue shares, CONTD.
		Management	For	For
CONT
CONTD. the authority of the Board shall include  without limitation
:  i  the-determination of the class and number of the shares to be allotted;  ii  the-determination of the issue price of the new shares;
iii  the determination-of the opening and closing dates of the issue of new shares;  iv  the-determination of the class and number of new shares  if any  to be issued to-the existing shareholders;  v  to make or grant offers, agreements and-options which might require the exercise of such powers; and  vi  in the case-of an offer or issue of shares to the shareholders of the Company, excluding-
shareholders who are residents outside the PRC CONTD.
Non-Voting
CONT
CONTD.  or the Hong Kong Special Administrative Region  "Hong
Kong"  on-account of prohibitions or requirements under overseas laws or regulations or-for some other reasons which the Board considers expedient;  b  upon the-exercise of the powers granted under paragraph  a , the Board may during the-"Relevant Period"
make or grant offers, agreements and options which might-require the shares relating to the exercise of the authority thereunder being-allotted and issued after the expiry of the "Relevant Period";
c  the-aggregate amount of the overseas listed foreign shares to be allotted or-conditionally or unconditionally agreed to be allotted whether pursuant to-the exercise of options or otherwise  by the
Board pursuant to CONTD.
Non-Voting
CONT
CONTD.  the authority granted under paragraph  a  above
excluding any shares-which may be allotted upon the conversion of the capital reserve into capital-in accordance with the Company
Law of the PRC or the Articles of Association-of the Company
shall not exceed 20%of the aggregate number of the overseas-
listed foreign shares of the Company in issue as at the date of passing of-this Resolution;  d  the Board in exercising the powers granted under-paragraph  a  above shall be  i  in compliance with the Company Law of the-PRC, CONTD.
Non-Voting
CONT
CONTD. other applicable laws and regulations of the PRC, and the Listing-Rules  in each case, as amended from time to time and  ii  subject to the-approvals of China Securities Regulatory
Commission  "CSRC"  and relevant-authorities of the PRC being given;  Authority expires at the earlier of the-conclusion of the next
AGM of the Company or the date falling 12 months from-the date of passing of this Resolution ;  f  the Board shall, subject to the-
relevant approvals of the relevant authorities and the exercise of the powers-granted under paragraph  a  above in accordance with the Company Law CONTD.
Non-Voting
CONT
CONTD. and other applicable laws and regulations of the PRC, increase the-Company's registered capital to such amount as
shall equal the aggregate-nominal amounts of the relevant
number of shares allotted and issued upon the-exercise of the powers granted under paragraph  a  of this Resolution,-provided that the registered capital of the Company shall not exceed 120%
of-the amount of registered capital of the Company as at the date of passing of-this Resolution;  g  subject to the Listing Committee of the HK Stock-Exchange granting listing of, and permission to deal in, CONTD.
Non-Voting
CONT
CONTD. the H Shares in the Company's share capital proposed
to be issued by-the Company and to the approval of CSRC for the issue of shares, authorize-the Board to amend, as it may deem appropriate and necessary, Articles 23, 24-and 27 of the Articles of Association of the Company to reflect the change in-the share capital structure of the Company in the event of an exercise of the-powers granted under paragraph  a  to allot and issue new shares
Non-Voting

CHINA BLUECHEMICAL LTD
Security	Y14251105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	04-Jun-2010
ISIN	CNE1000002D0	Agenda		702370747 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTION NUMBERS. THANK YOU.	Non-Voting
1	Approve the report of the Board of the Directors of the Company the 'Board' for the YE 31 DEC 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
3	Approve the audited financial statements and the Auditors' report of the Company for the YE 31 DEC 2009	Management	For	For
4	Approve the proposal for distribution of profit of the Company for the YE 31 DEC 2009 and the declaration of the Company's final dividend for the YE 31 DEC 2009	Management	For	For
5	Approve the budget proposals of the Company for the year 2010	Management	For	For
6
Appointment of Mr. Gu Zongqin as the Independent Non-
Executive Director of the Company, authorize any Executive
Director of the Company to sign a Service Contract with Mr. Gu
Zongqin for and on behalf of the Company, and authorize the
Board to determine his remuneration based on the
recommendation by the remuneration Committee of the Board
		Management	For	For
7
Appointment of Mr. Qiu Kewen as the Supervisor of the Company,
authorize any Executive Director of the Company to sign a Service
Contract with Mr. Qiu Kewen for and on behalf of the Company, and authorize the Board, which in turn will further delegate the
Remuneration Committee of the Board to determine his
remuneration
		Management	For	For
8
Re-appoint Ernst & Young Hua Ming and Ernst & Young as the
Domestic and International Auditors of the Company for a term until the conclusion of the  next AGM of the Company and
authorize the Audit Committee of the Board to determine their remuneration
		Management	For	For
S.9
CONTD Board, contingent on the Board resolving to separately or concurrently issue domestic shares and overseas listed foreign shares (H Shares) pursuant to Paragraph (a) of this special
resolution, to increase the registered capital of the Company to reflect the number of such shares authorized to be  issued by the
Company pursuant to Paragraph (a) of this special resolution and to make such appropriate and necessary amendments to the
Articles of      Association of the Company as they think fit to
reflect such increases in the registered capital of the Company
and to take any other action and complete   any formality required
to effect the separate or concurrent issuance of       domestic
shares and overseas listed foreign shares (H Shares) pursuant to
Paragraph (a) of this special resolution and the increase in the
registered   capital of the Company CONTD.
		Management	For	For
CONT
CONTD. overseas listed foreign shares  H Shares  to be issued and allotted or-agreed conditionally or unconditionally to be issued and allotted by the-Board shall not exceed 20% of each of its existing domestic shares and oversea-s listed foreign shares  H
Shares  of the Company; and the Board will  only ex-ercise its power under such mandate in accordance with the Company Law
of the-PRC and the Rules Governing the Listing of Securities on
The Stock     Exchang-e of Hong Kong Limited  as amended from
time to time  or applicable    laws, r-ules and regulations of other
government or regulatory bodies and only if all-necessary
approvals from the China Securities Regulatory Commission
and/or-other relevant PRC government authorities are obtained;
authorize the  Board,-contingent on the Board resolving to
separately or concurrently issue  domesti-c CONTD.
Non-Voting
CONT
CONTD. shares and overseas listed foreign shares  H Shares
pursuant to this-special resolution, to increase the registered capital of the Company to refle-ct the number of such shares authorized to be issued by the Company pursuant t-o of this
special resolution and to make such appropriate and necessary amendm-ents to the Articles of Association of the Company as they think fit to reflec-t such increases in the registered capital of the Company  and to take any oth-er action and complete any
formality required to effect    the separate or con-current issuance
of domestic shares and overseas listed    foreign shares  H S-
hares  pursuant to this CONTD.
Non-Voting
CONT
CONTD. special resolution and to the increase in the registered capital of the-Company; Authority expires at the conclusion of the next AGM of the Company o-r 12 months period following the
passing of this special resolution
Non-Voting
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDING
BELOW COMMENT. IF YOU HAVE A-LREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DEC-IDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:h- ttp://www.hkexnews.hk/listedco/listconews/sehk/20100416/LTN20 100416847.pdf	Non-Voting

BANK FOR FOREIGN TRADE VNESHTORGBANK JSC VTB BANK,
Security	X0494D108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	04-Jun-2010
ISIN	RU000A0JP5V6	Agenda		702418028 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the conditions on the order of preparation, convocation and realization of General meeting of shareholders of the OJSC Bank VTB	Management	For	For
2.	Approve the conditions on the Supervisory Board of the OJSC Bank VTB	Management	For	For
3.	Approve the conditions on the Board of the OJSC Bank VTB	Management	For	For
4.	Approve the conditions on the Auditing Committee of the OJSC Bank VTB	Management	For	For
5.	Approve the reorganization of the OJSC Bank VTB in the form of joining to it the OJSC 'Bank VTB the Northwest'	Management	For	For
6.	Approve the Article of the Charter of the OJSC Bank VTB in a new wording	Management	For	For
7.	Approve the annual report of the OJSC Bank VTB	Management	For	For
8.	Approve the accounting balance, profit and losses statement of the OJSC Bank VTB	Management	For	For
9.	Approve the distribution of profit of the OJSC Bank VTB by results of 2009	Management	For	For
10.	Approve the size, terms and an outpayment form of dividends by results of 2009	Management	For	For
11.	Approve the remuneration for the Supervisory Board Members of the OJSC Bank VTB on the result of their work in 2009	Management	For	For
12.	Approve the definition of quantitative structure of the Supervisory Board of the OJSC Bank VTB	Management	For	For
13.	Election of Members of the Supervisory Board of the OJSC Bank VTB	Management	For	For
14.	Approve the definition of quantitative structure of the Auditing Committee of the OJSC Bank VTB	Management	For	For
15.	Election of Members of an Auditing Committee of the OJSC Bank VTB	Management	For	For
16.	Election of the Audit Commission of the OJSC Bank VTB	Management	For	For
17.	Approve the transactions in which conclusion there is an interest can be made in the future in the course of realization of OJSC Bank VTB of the usual economic activities	Management	For	For

CHINA LIFE INS CO LTD
Security	Y1477R204	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	04-Jun-2010
ISIN	CNE1000002L3	Agenda		702426518 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100416/LTN2 0100416303.pdf	Non-Voting
1	Approve the report of the Board of Directors of the Company for the Year 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company for the Year 2009	Management	For	For
3	Approve the audited financial statements of the Company and the Auditor's Report for the YE 31 DEC 2009	Management	For	For
4	Approve the Profit Distribution and Cash Dividend Distribution Plan of the Company for the Year 2009	Management	For	For
5
Re-appoint PricewaterhouseCoopers Zhong Tian Certified Public
Accountants Limited Company and PricewaterhouseCoopers,
respectively, as the PRC Auditor and International Auditor of the
Company for the year 2010 and to authorize the Board of
Directors to determine their remuneration
		Management	For	For
6	Appointment of Mr. Anthony Francis Neoh as an Independent Nonexecutive Director of the Company	Management	For	For
7	Approve the renewal of liability insurance for the Directors and Senior Management officers of the Company	Management	For	For
S.8	Amend the Articles of Association	Management	For	For

SBERBANK SAVINGS BANK OF RUSSIAN FEDERATION OJSC,
Security	X76318108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	04-Jun-2010
ISIN	RU0009029540	Agenda		702430214 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 684542 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1	Approve the annual report as of FY 2009	Management	For	For
2	Approve the annual financial statement of the Company based on the results of the reporting 2009 FY	Management	For	For
3	Approve the distribution of profit and losses, dividend payments as of 2009 FY at RUB 0.08 per ordinary share and RUB 0.45 per preferred share	Management	For	For
4	Approve the Auditor	Management	For	For

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE NOTE THAT ONLY A VOTE "FOR" THE
DIRECTOR WILL BE CUMULATED. PLEASE CON-TACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY
QUESTIONS.
Non-Voting
5.1	Election of Ignat'ev Sergey Mikhailovich as a Board of Director	Management	For	For
5.2	Election of Ulukaev Alexey Valentinovich as a Board of Director	Management	For	For
5.3	Election of Luntovsky Georgy Ivanovich as a Board of Director	Management	For	For
5.4	Election of Tkachenko Valery Victorovich as a Board of Director	Management	For	For
5.5	Election of Ivanova Nadezhda Ur'evna as a Board of Director	Management	For	For
5.6	Election of Shvetsov Sergey Anatol'evich as a Board of Director	Management	For	For
5.7	Election of Shor Konstantin Borisovich as a Board of Director	Management	For	For
5.8	Election of Dvorkovich Arcadiy Vladimirovich as a Board of Director	Management	For	For
5.9	Election of Kudrin Alexey Leonidovich as a Board of Director	Management	For	For
5.10	Election of Nabiullina Elvira Sahipzadovna as a Board of Director	Management	For	For
5.11	Election of Belousov Andrey Removich as a Board of Director	Management	For	For
5.12	Election of Savatugin Alexey L'vovich as a Board of Director	Management	For	For
5.13	Election of Guriev Sergey Maratovich as a Board of Director	Management	For	For
5.14	Election of Gupta Radzhat Kumar as a Board of Director	Management	For	For
5.15	Election of Kelimbetov Kairat Nematovich as a Board of Director	Management	For	For
5.16	Election of Mau Vladimir Alexandrovich as a Board of Director	Management	For	For
5.17	Election of Gref German Oskarovich as a Board of Director	Management	For	For
5.18	Election of Zlatkis Bella Il'inichna as a Board of Director	Management	For	For
6.1	Election of Volkov Vladimir Mikhailovich as a Member to the Auditing Committee	Management	For	For
6.2	Election of Zinina Ludmila Anatol'evna as a Member to the Auditing Committee	Management	For	For
6.3	Election of Polyakova Olga Vasil'evna as a Member to the Auditing Committee	Management	For	For
6.4	Election of Tkachenko Valentina Ivanovna as a Member to the Auditing Committee	Management	For	For
6.5	Election of Polonskya Nataliya Ivanovna as a Member to the Auditing Committee	Management	For	For
6.6	Election of Dolzhnikov Maxim Leonidovich as a Member to the Auditing Committee	Management	For	For
6.7	Election of Isahanova Uliya Ur'evna as a Member to the Auditing Committee	Management	For	For
7	Approve the remuneration and compensation to be paid to the Members of the Supervisory Board	Management	For	For
8	Approve the new edition of the Charter of the Company	Management	For	For
9	Approve the new edition of the provision on the Executive Board of the Company	Management	For	For

NOVOLIPETSK STEEL OJSC NLMK, LIPETSK
Security	X58996103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		04-Jun-2010
ISIN	RU0009046452	Agenda		702437826 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the annual report, balance sheet, profit and loss statement, profit and loss distribution and dividend payment at RUB 0.22 per ordinary share for the year 2009	Management
CMMT
PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE NOTE THAT ONLY A VOTE "FOR" THE
DIRECTOR WILL BE CUMULATED. PLEASE CON-TACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY
QUESTIONS.
Non-Voting
2.1	Election of Bagrin Oleg as a Board of Director	Management
2.2	Election of Bruno Bolfo as a Board of Director	Management
2.3	Election of Gagarin Nikolay as a Board of Director	Management
2.4	Election of Dering Karl as a Board of Director	Management
2.5	Election of Lisin Vladimir as a Board of Director	Management
2.6	Election of Rendolf Reinolds as a Board of Director	Management
2.7	Election of Sarkisov Karen as a Board of Director	Management
2.8	Election of Skorokhodov Vladimir as a Board of Director	Management
2.9	Election of Fedorov Igor as a Board of Director	Management
3.	Election of Lapshin Aleksey as a head of Executive Board	Management
4.1	Election of Kladienko Ludmila as the Audit Commission	Management
4.2	Election of Kulikov Valeriy as a member of the Audit Commission	Management
4.3	Election of Nesmeyanov Sergey as a member of the Audit Commission	Management
4.4	Election of Ovsyannikova Larisa as a member of the Audit Commission	Management
4.5	Election of Shipilova Galina as a member of the Audit Commission	Management
5.	Approve the External Auditor	Management
6.	Approve the new edition of the internal documents of the Company	Management
7.	Approve the transactions with an interest	Management
8.	Approve the remuneration and compensation to be paid to the members of the Board of Directors	Management
CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 704177 DUE TO RECEIPT OF A-DDITIONAL RESOLUTIONS.
ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISR-EGARDED AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

MAANSHAN IRON & STEEL CO LTD
Security	Y5361G109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	08-Jun-2010
ISIN	CNE1000003R8	Agenda		702387906 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR" OR "AGAINST" FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Approve the work report of the Board of Directors for the year 2009	Management	For	For
2	Approve the work report of the Supervisory Committee for the year 2009	Management	For	For
3	Approve the audited financial statements for the year 2009	Management	For	For
4	Approve the profit distribution plan for the year 2009	Management	For	For
5
Approve the appointment of Ernst & Young Hua Ming and Ernst &
Young as the Company's domestic and International Auditors for the year 2010 respectively, and authorize the Board of Directors to determine the remuneration of the Auditors based on that in 2009
		Management	For	For

CHINA SHIPPING DEVELOPMENT CO LTD
Security	Y1503Y108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	08-Jun-2010
ISIN	CNE1000002S8	Agenda		702390131 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the 2009 audited financial statements of the Company	Management	For	For
2	Approve the 2009 report of the board of Directors of the Company	Management	For	For
3	Approve the 2009 report of the Supervisory Committee of the Company	Management	For	For
4	Approve the recommended 2009 final dividend of RMB 0.10 (before tax) per share	Management	For	For
5	Approve the 2009 report of the Independent Board Committee of the Company	Management	For	For
6	Approve the 2009 annual report of the Company	Management	For	For
7	Approve the remuneration of the Directors, Supervisors and Senior Management of the Company for 2010	Management	For	For
8
Re-appoint the Vocation International Certified Public Accountant
Co., Ltd. and Uhy vocation Hk CPA Limited as the domestic and
International Auditors of the Company for 2010, respectively, and authorize the Board of Directors of the Company to determine their remuneration
		Management	For	For
9	Approve the entrusted loan agreement in relation to a loan in the amount of RMB 1,300,000,000 from China Shipping (Group) Company	Management	For	For

CHINA RESOURCES POWER HOLDINGS CO LTD
Security	Y1503A100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	08-Jun-2010
ISIN	HK0836012952	Agenda		702391361 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the audited financial statements and the report of the Directors and the Independent Auditor's report for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend for the YE 31 DEC 2009	Management	For	For
3.1	Re-elect Ms. Wang Xiao Bin as the Director	Management	For	For
3.2	Re-elect Mr. Anthony H. Adams as the Director	Management	For	For
3.3	Re-elect Mr. Chen Ji Min as the Director	Management	For	For
3.4	Re-elect Mr. Ma Chiu-Cheung, Andrew as the Director	Management	For	For
3.5	Re-elect Mr. Shi Shanbo as the Director	Management	For	For
3.6	Re-elect Ms. Elsie Leung Oi-sie as the Director	Management	For	For
3.7	Re-elect Dr. Raymond K.F. Ch'ien as the Director	Management	For	For
3.8	Authorize the Board of Directors to fix the remuneration of the Directors	Management	For	For
4	Re-appoint Deloitte Touche Tohmatsu as the Auditors and authorize the Directors to fix their remuneration.	Management	For	For
5	Approve to give a general mandate to the Directors to repurchase shares of the Company	Management	For	For
6	Approve to give a general mandate to the Directors to issue new shares of the Company	Management	For	For
7	Approve to extend the general mandate to be given to the Directors to issue shares	Management	For	For
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100426/LTN2 0100426607.pdf	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO REVISION
DUE TO RECEIPT OF ACTUAL R-ECORD DATE. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
THIS-PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

CHINA RESOURCES POWER HOLDINGS CO LTD
Security	Y1503A100	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	08-Jun-2010
ISIN	HK0836012952	Agenda		702427293 - Management
Item	Proposal	Type	Vote	For/Against Management
PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED T-HE SAME AS A "TAKE NO ACTION" VOTE.		Non-Voting
PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100510/LTN2 0100510158.pdf		Non-Voting
1.
Ratify and approve the entering into of the Master Coal Supply
Agreement dated 09 APR 2010, to authorize any one Director of the Company to take such actions and execute such documents
(to be countersigned by the Company secretary of the Company or another person pursuant to the Articles of Association of the
Company if the common seal of the Company is required to be
affixed thereto) and approve the proposed aggregate annual caps for the supply of coal under the Master Coal Supply Agreement for each of the three periods: (1) from 09 APR 2010 to 31 DEC 2010;
(2) from 01 JAN 2011 to 31 DEC 2011; and (3) from 01 JAN 2012 to 31 DEC 2012 are RMB 1,200 million, RMB 4,320 million and
RMB 6,912 million equivalent to approximately HKD 1,364 million,
HKD 4,909 million and HKD 7,855 million, respectively
		Management	For	For

PHILIPPINE LONG DISTANCE TEL CO
Security	718252109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	08-Jun-2010
ISIN	PH7182521093	Agenda		702453818 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 687808 DUE TO CHANGE IN VO-TING STATUS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'ABSTAIN' FOR-RESOLUTIONS 2.1 TO 2.13. THANK YOU.	Non-Voting
	Call to order	Non-Voting
	Certification of service of notice and quorum	Non-Voting
	The President's report	Non-Voting
1.	Approve the audited financial statements for the FYE 31 DEC 2009 contained in the Company's 2009 annual report	Management	For	For
2.1	Election of Rev. Fr. Bienvenido F. Nebres, S. J. as an Independent Director for the ensuing year	Management	For	For
2.2	Election of Mr. Oscar S. Reyes as an Independent Director for the ensuing year	Management	For	For
2.3	Election of Mr. Pedro E. Roxas as an Independent Director for the ensuing year	Management	For	For
2.4	Election of Mr. Alfred V. Ty as an Independent Director for the ensuing year	Management	For	For
2.5	Election of Mr. Donald G. Dee as a Director for the ensuing year	Management	For	For
2.6	Election of Ms. Helen Y. Dee as a Director for the ensuing year	Management	For	For
2.7	Election of Atty. Ray C. Espinosa as a Director for the ensuing year	Management	For	For
2.8	Election of Mr. Tatsu Kono as a Director for the ensuing year	Management	For	For
2.9	Election of Mr. Takashi Ooi as a Director for the ensuing year	Management	For	For
2.10	Election of Mr. Napoleon L. Nazareno as a Director for the ensuing year	Management	For	For
2.11	Election of Mr. Manuel V. Pangilinan as a Director for the ensuing year	Management	For	For
2.12	Election of Mr. Albert F. Del Rosario as a Director for the ensuing year	Management	For	For
2.13	Election of Mr. Tony Tan Caktiong as a Director for the ensuing year	Management	For	For
	Other business	Non-Voting

SANLAM LTD
Security	S7302C137	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	09-Jun-2010
ISIN	ZAE000070660	Agenda		702347130 - Management
Item	Proposal	Type	Vote	For/Against Management
O.1	Receive an consider the annual financial statements of the group and the Company's for the YE 31 DEC 2009	Management	For	For
O.2
Re-appoint Ernst & Young Inc, as nominated by the Company's
Audit Committee, as Independent Auditors of the Company to hold office until the conclusion of the next AGM of the Company, it is to be noted that Mr. MP Rapson is the individual and designated
Auditor who will undertake the Company's audit for the financial
YE 31 DEC 2010
		Management	For	For
O.3.1	Reelection of YG Muthien as Director by the Board in casual vacancies or as Additional Directors in terms of Article 13.2 of the Company's Articles of Association ["the Articles"]	Management	For	For
O.3.2	Reelection of TI Mvusi as Director by the Board in casual vacancies or as Additional Directors in terms of Article 13.2 of the Company's Articles of Association ["the Articles"]	Management	For	For
O.3.3	Reelection of DK Smith as Director by the Board in casual vacancies or as Additional Directors in terms of Article 13.2 of the Company's Articles of Association ["the Articles"]	Management	For	For
O.4.1	Reelection of MM Bakane-Tuoane as a Director of the Company, who retires by rotation in terms of Article 14 of the Articles	Management	For	For
O.4.2	Re-election of FA du Plessis as a Director of the Company, who retires by rotation in terms of Article 14 of the Articles	Management	For	For
O.4.3	Re-election of JP Moller as a Director of the Company, who retires by rotation in terms of Article 14 of the Articles	Management	For	For
O.4.4	Re-election of PT Motsepe as a Director of the Company, who retires by rotation in terms of Article 14 of the Articles	Management	For	For
O.4.5	Re-election of RV Simelane as a Director of the Company, who retires by rotation in terms of Article 14 of the Articles	Management	For	For
O.5	Approve to cast an advisory vote on the Company's 2010 remuneration policy	Management	For	For
O.6	Approve the total amount of Director's remuneration, Non- Executive Directors and, Executive Directors for the FYE 31 DEC 2009	Management	For	For
O.7
Approve a 7% increase in all Board and Committee fees including the all-inclusive the remuneration package of the Chairman for the period 01 JUL 2010 upto 30 JUN 2011, the Audit Committee fees to increase by 14% for the same period
		Management	For	For
S.1
Authorize the Company, in terms of Article 37 of the Articles of the
Company as a general approval contemplated sections 85 and 89 of the Companies Act, No.61 of 1973 ["Companies Act"], whether by way of single transaction or series of transactions: a) the purchase of any of its securities by the Company or any subsidiary of the Company; b) the purchase by and/or transfer to the
Company or any subsidiary of the Company of any of its securities purchased pursuant to [a] above, upon such terms and conditions and in such amounts as the Directors of the Company or its
subsidiaries may from time to time decide, but subject to the provisions of the Companies Act and JSE Limited ["the JSE"]
Listings Requirements and any other stock exchange upon which the securities of the Company may be quoted or listed from time
		Management	For	For

to time, and subject to such other conditions as may be imposed by any other relevant authority, provided that, the general
authority shall only be valid up to and including the date of the
Company's next AGM, on condition that it does not extend beyond
15 months from the date of this special resolution; the ordinary shares be purchased through the order book of the JSE trading system and done without any prior understanding or arrangement between the Company and/or the relevant subsidiary and the
counterparty; the general authority to purchase be limited in any one FY to a maximum of 20% of the relevant Company's issued
share capital of that class at the time the authority is granted;
purchases must not be made at a price more than 10% above the weighted average of the market value of the securities for the five business days immediately preceding the date of the repurchases;
at any point in time, the Company may only appoint one agent to effect any repurchase on the Company's behalf or on behalf of any of its subsidiaries; the Company will only undertake a
repurchase of securities if, after such repurchase, the Company still compiles with the shareholder spread requirements of the
JSE; the Company or its subsidiaries may not repurchase
securities during a prohibited period unless a repurchase
programme is in place where the dates and quantities of securities to be traded during the relevant period are fixed and where full details of the programme have been disclosed in an
announcement on SENS prior to the commencement of the
prohibited period; and an announcement complying with
paragraph 11.27 of the JSE Listings Requirements be published by the Company i) when the Company and/or its subsidiaries have cumulatively repurchased 3 % of the ordinary shares in issue as at the time the general authority was given [the "initial number"]; and
ii) for each 3 % in aggregate of the initial number of ordinary shares acquired by the Company and/or its subsidiaries

O.8
Authorize the Director of the Company and, where applicable, the
Company Secretary, to do all such things, sign all such
documentation and take all such actions as may be necessary to implement the aforesaid Ordinary and Special Resolutions
		Management	For	For

CHINA OVERSEAS LAND & INVESTMENT LTD
	Security	Y15004107	Meeting Type		ExtraOrdinary General Meeting
	Ticker Symbol		Meeting Date	09-Jun-2010
	ISIN	HK0688002218	Agenda		702373678 - Management
Item	Proposal		Type	Vote	For/Against Management
	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED T-HE SAME AS A "TAKE NO ACTION" VOTE.		Non-Voting
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100419/LTN2 0100419530.pdf		Non-Voting
1.	Ratify and approve the New CSCECL Group Engagement Agreement (as specified) and the transactions contemplated thereunder and the implementation thereof, and to approve the New Cap (as defined)		Management	For	For

CHINA OVERSEAS LAND & INVESTMENT LTD
Security	Y15004107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	09-Jun-2010
ISIN	HK0688002218	Agenda		702389013 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	Receive and adopt the Audited financial statements and the reports of the Directors and the Independent Auditor's report for the FYE 31 DEC 2009	Management	For	For
2.a	Re-elect Mr. Kong Qingping as a Director	Management	For	For
2.b	Re-elect Mr. Xiao Xiao as a Director	Management	For	For
2.c	Re-elect Mr. Dong Daping as a Director	Management	For	For
2.d	Re-elect Mr. Nip Yun Wing as a Director	Management	For	For
2.e	Re-elect Mr. Lin Xiaofeng as a Director	Management	For	For
2.f	Re-elect Mr. Lam Kwong Siu as a Director	Management	For	For
2.g	Re-elect Dr. Wong Ying Ho, Kennedy as a Director	Management	For	For
3	Authorize the Board to fix the remuneration of the Directors	Management	For	For
4	Approve the declaration of a final dividend for the YE 31 DEC 2009 of HK 13 cents per share	Management	For	For
5	Re-appoint Deloitte Touche Tohmatsu as the Auditors and authorize the Board to fix their remuneration	Management	For	For
6	Authorize the Directors the general and unconditional mandate to repurchase shares in the capital of the Company up to 10% of the issued share capital of the Company	Management	For	For
7	Authorize the Directors the general and unconditional mandate to allot, issue and deal with new shares not exceeding 20% of the issued share capital of the Company	Management	For	For
8
Approve the extension of the authority granted to the Directors by
Resolution 7 above by adding the number of shares repurchased pursuant to the authority granted to the Directors by Resolution 6 above
		Management	For	For
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100419/LTN2 0100419484.pdf	Non-Voting

SINOFERT HOLDINGS LTD, HAMILTON
Security	G8403G103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	09-Jun-2010
ISIN	BMG8403G1033	Agenda		702419892 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100506/LTN2 0100506469.pdf	Non-Voting
1	Receive and adopt the audited consolidated financial statements of the Company and the reports of the Directors and the Auditors of the Company for the YE 31 DEC 2009	Management	For	For
2.a	Re-elect Mr. Liu De Shu as a Non-executive Director of the Company	Management	For	For
2.b	Re-elect Mr. Du Ke Ping as an Executive Director of the Company	Management	For	For
2.c	Re-elect Mr. Ko Ming Tung, Edward as an Independent Non- executive Director of the Company	Management	For	For
2.d	Re-elect Mr. Tang Tin Sek as an Independent Non-executive Director of the Company	Management	For	For
3	Authorize the Board of Directors of the Company to fix the remuneration for all Directors	Management	For	For
4	Re-appoint Deloitte Touche Tohmatsu as the Auditors of the Company and to authorize the Board of Directors of the Company to fix their remuneration	Management	For	For
5	Authorize the Directors a general mandate to allot, issue and deal with ordinary shares of the Company	Management	For	For
6	Authorize the Directors a general mandate to repurchase ordinary shares of the Company	Management	For	For
7	Authorize the directors to allot, issue and deal with ordinary shares of the Company by the number of ordinary shares repurchased	Management	For	For
S.8	Approve the proposed amendments to the bye-laws of the Company	Management	For	For

CEMEX SAB DE CV
Security	P22561321	Meeting Type		Special General Meeting
Ticker Symbol		Meeting Date	09-Jun-2010
ISIN	MXP225611567	Agenda		702420491 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve to consolidate the issuance documents for un
amortizable common share certificates denominated Cemex
.CPO, to amend Section 1 of the issuance documents and
increase the number of Cemex.CPOS to be subscribed for later because of the conversion of bonds issued by Cemex, S.A.B. De
C.V., all of the foregoing for the purpose of carrying out the resolutions passed by the AGM of shareholders of Cemex , S.A.B.
De C.V. held on 29 APR 2010
		Management	For	For
2	Approve the designation of special delegates	Management	For	For
3	Approve the meeting minutes	Management	For	For

GENTING MALAYSIA BERHAD
Security	Y7368M113	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	09-Jun-2010
ISIN	MYL4715OO008	Agenda		702439084 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the audited financial statements for the FYE 31 DEC, 2009 and the Directors' and Auditors reports thereon	Management	For	For
2
Approve the declaration of a final dividend of 4.3 sen less 25% tax per ordinary share of 10 sen each for the FYE 31 DEC, 2009 to be paid on 21 JUL 2010 to members registered in the record of
depository on 30 JUN 2010
		Management	For	For
3	Approve the payment of Directors' fees of MYR 778,405 for the FYE 31 DEC, 2009	Management	For	For
4	Re-elect Tan Sri Lim Kok Thay as a Director of the Company pursuant to Article 99 of the Articles of Association of the Company	Management	For	For
5	Re-elect Mr. Teo Eng Siong as a Director of the Company, pursuant to Article 104 of the Articles of Association of the Company	Management	For	For
6	Re-appoint Tun Mohammed Hanif Bin Omer, as a Director of the Company to hold office until the conclusion of the next AGM, retiring in accordance with Section 129 of the Companies Act, 1965	Management	For	For
7	Re-appoint Tan Sri Alwi Jantan, as a Director of the Company to hold office until the conclusion of the next AGM, retiring in accordance with Section 129 of the Companies Act, 1965	Management	For	For
8	Re-appoint Tan Sri Dr. Lin See Yan, as a Director of the Company to hold office until the conclusion of the next AGM, retiring in accordance with Section 129 of the Companies Act, 1965	Management	For	For
9	Re-appoint PricewaterhouseCoopers as the Auditors of the Company and authorize the Directors to fix their remuneration	Management	For	For
10
Authorize the Company, subject to the passing of ordinary
Resolution 11, and subject to compliance with all applicable laws, the Company's Articles of Association, and the regulations and guidelines applied from time to time by Bursa Malaysia Securities
Berhad and/or any other relevant regulatory authorities: a  to utilize up to the aggregate of the total retained earnings and share premium accounts of the Company based on its latest Audited
financial statements available up 10 the date of the transaction, to purchase, from time to time during the validity of the approval and authority under this resolution, such number of ordinary shares of
10 sen each in the Company  as may be determined by the
Directors of1he Company  on Bursa Securities upon such terms and conditions as the Directors may deem fit and expedient
CONTD
		Management	For	For
CONT
CONTD in the interests of the Company, provided that the
aggregate number of-shares to be purchased and/or held by the
Company pursuant to this resolution-does not exceed 10% of the total issued and paid-up ordinary share capital of-the Company at the lime of purchase and provided further that in the event-that the
Company ceases to hold all or any part of such shares as a result of-among others  cancellations, resales and/or distributions of any
Non-Voting

of these-shares so purchased, the Company shall be entitled to further purchase and/or-hold such additional number of shares as shall  in aggregate with the shares-then still held by the Company not exceed 10% of the total issued and-paid-up ordinary share capital of the Company at the time of purchase, based-on the audited financial statements of the Company for the FYE 31
CONTD

CONT
CONTD DEC 2009, the Company's retained earnings and share
premium accounts-were approximately MYR 8,088.2 million and
MYR 1,106.0 million respectively;-Authority expires the earlier of the conclusion of the next AGM of the-Company or the expiration of the period within which the next AGM is required-by law to be held ; authorize the Directors of the Company in their absolute-
discretion, to deal with any shares purchased and any existing treasury-shares  the said shares  in the following manner: i  cancel the said shares;-and/ or ii  retain the said shares as treasury shares; and/or iii  distribute-all or part of the said shares as dividends to shareholders, and/or resell-all or part of the said shares on Bursa securities in accordance with the-relevant rules of Bursa securities and/or cancel all or part of the said-shares,
CONTD
Non-Voting
CONT
CONTD or in any other manner as may be prescribed by all
applicable laws-and/or regulations and guidelines applied from time to time by Bursa-Securities and/or any other relevant
authority for the time being in force-and that the authority to deal with the said Shares shall continue to be-valid until all the said
Shares have been dealt with by the Directors of the-Company;
and authorize the Directors of the Company to take all such
actions-that may be necessary and/or desirable to give effect to this resolution and-in connection therewith to enter into and execute on behalf of the Company-any instrument, agreement
and/or arrangement with any person, and in all-cases with full power to assent to any condition, modification, variation-and/or amendment  if any  as may be imposed by any relevant
regulatory-authority or Bursa Securities CONTD
Non-Voting
CONT	CONTD and/or to do all such acts and things as the Directors may deem fit and-expedient in the best interest of the Company	Non-Voting
11
Authorize Genting Berhad and the persons acting in concert with
GENT  "PAC" , subject to the passing of Ordinary Resolution 10 and the approval of the Securities Commission, to be exempted from the obligation to undertake a mandatory take-over offer on the remaining voting shares in the Company not already owned by them under Part II of the Malaysian Code on Take-Overs and
Mergers, 1998  "Code" , which may arise upon the future
purchase by the Company of its own shares pursuant to Ordinary
Resolution 10, in conjunction with the application submitted by
GENT and the PACs to the SC under Practice Note 2.9.10 of the
Code, and authorize the Directors of the Company to take all such actions that may be necessary and/or desirable to give effect to this resolution and in connection therewith to enter into and execute on behalf of the Company any instrument,CONTD
		Management	For	For
CONT
CONTD agreement and/or arrangement with any person, and in
all cases with-full power to assent to any condition, modification, variation and/or-amendment  if any  as may be imposed by any relevant regulatory authority-and/or to do all such acts and things as the Directors may deem fit and-expedient in the best interest of the Company
Non-Voting
12
Authorize the Directors, subject always to the Companies Act,
1965, the Articles of Association of the Company, the Main Market
Listing Requirements of Bursa Malaysia Securities Berhad
"MMLR"  and the approval of any relevant governmental and/or regulatory authorities, where such approval is required, pursuant to Section 132D the Companies Act, 1965 to: 1  issue and allot shares in the Company: and/or 2  issue, make or grant offers, agreements, options or other instruments that might or would require shares to be issued collectively "Instruments"  during and/or after the period the approval granted by this resolution is in force, at any time and from time to time and upon such terms and conditions and for such purposes as the Directors may, in their absolute discretion deem fit, provided that: 1  the number of shares CONTD
		Management	For	For
CONT
CONTD to be issued pursuant to the authority granted under this resolution,-when aggregated with all shares issued and/or shares that are capable of-being issued from the Instruments issued pursuant to Section 132D of the-Companies Act, 1965 in the
preceding 12 months  calculated in accordance with-the MMLR , does not exceed 10% of the issued and paid-up share capital of the-Company at the time of issuance of shares or issuance,
making or granting the-Instruments, and ii  for the purpose of determining the number of shares-which are capable of being
issued from the Instruments, each Instrument is-treated as giving rise to the maximum number of shares into which it can be-
converted or exercised,  Authority expires the earlier of the conclusion of-the next AGM of the Company or when it is required by the law to be held-CONTD
Non-Voting
CONT
CONTD and a  authorize the Directors of the Company to take all such actions-that may be necessary and/or desirable to give effect to this resolution and-in connection therewith to enter into and execute on behalf of the Company-any instrument, agreement
and/or arrangement with any person, and in all-cases with full power to assent to any condition, modification, variation-and/or amendment  if any  in connection therewith; and b  to obtain the-
approval for the listing of and quotation for the additional shares so issued-on Bursa Malaysia Securities Berhad
Non-Voting
13
Authorize the Company and/or its subsidiaries to enter into any of the transactions falling within the types of recurrent related party transactions of a revenue or trading nature with the related parties as set out in Section 2.3 under Part C of the Document to
Shareholders dated 18 MAY 2010, provided that such
transactions are undertaken in the ordinary course of business, at arm's length and based on commercial terms and on terms not
more favourable to the related party than those generally available to/from the public and are not, in the Company's opinion,
detrimental to the minority shareholders and that the breakdown of the aggregate value of the recurrent related party transactions conducted/to be conducted during the financial year, including the types of recurrent related party transactions made and the names
CONTD
		Management	For	For
CONT
CONTD of the related parties, will be disclosed in the annual report of the-Company pursuant to the requirements of the Main
Market Listing Requirements-of Bursa Malaysia Securities
Berhad;  Authority expires the earlier of the-conclusion of the next
AGM of the Company following this AGM at which such-proposed shareholders' mandate is passed, at which it will lapse, unless by
a-resolution passed at the meeting, the authority is renewed; or
the expiration-of the period within which the next AGM of the
Company after that date is-required to be held pursuant to Section
143(1) of the Companies Act, 1965-but shall not extend to such extension as may be allowed pursuant to Section-143(2) of the
Companies Act, 1965
Non-Voting
14
Authorize the Company to make a retirement gratuity payment of
MYR 457,475 to Tan Sri Wan Sidek bin Hj Wan Abdul Rahman,
the former Independent Non-executive Director of the Company in recognition and appreciation of his long service and contribution to the Company and authorize the Directors of the Company to take all such actions as they may consider necessary and/or desirable to give full effect to this resolution
		Management	For	For
S.1
Approve and adopt the amendments to the existing Articles of
Association of the Company as proposed and set forth under Part
D of the Document to Shareholders dated 18 MAY 2010, and
authorize the Directors of the Company to do all acts and things and take all such steps as they may consider necessary and/or desirable to give full effect to these amendments to the Articles of
Association of the Company
		Management	For	For
0	Transact any other business	Non-Voting

KUNLUN ENERGY CO LTD
Security	G5320C108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	10-Jun-2010
ISIN	BMG5320C1082	Agenda		702387817 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100420/LTN2 0100420329.pdf	Non-Voting
1	Adopt the audited financial statement and the reports of the Directors and Auditors for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend of HKD 0.07 per share	Management	For	For
3.A.i	Re-elect Mr. Zhang Bowen as a Director	Management	For	For
3.Aii	Re-elect Dr. Liu Xiao Feng as a Director	Management	For	For
3.B	Authorize the Directors to fix the remuneration of the Directors	Management	For	For
4	Appointment of PricewaterhouseCoopers as the Auditors for the ensuing year and authorise the Directors to fix their remuneration	Management	For	For
5	Approve the share issue mandate	Management	For	For
6	Approve the share repurchase mandate	Management	For	For
7	Approve extension of the share issue mandate under ordinary resolution 5 by the number of shares repurchased under ordinary resolution 6	Management	For	For

BEIJING ENTERPRISES HLDGS LTD
Security	Y07702122	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	10-Jun-2010
ISIN	HK0392044647	Agenda		702423978 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK- http://www.hkexnews.hk/listedco/listconews/sehk/20100510/LTN2 0100510029.pdf	Non-Voting
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO DELETION
OF COMMENT AND RECEIPT OF-ACTUAL RECORD DATE. IF
YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETU-RN THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THAN-K YOU.
Non-Voting
1	Receive the audited consolidated financial statements and reports of the Directors and of the Auditors for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend	Management	For	For
3.1	Re-elect Mr. Wang Dong as a Director	Management	For	For
3.2	Re-elect Mr. Lei Zhengang as a Director	Management	For	For
3.3	Re-elect Mr. Jiang Xinhao as a Director	Management	For	For
3.4	Re-elect Mr. Tam Chun Fai as a Director	Management	For	For
3.5	Re-elect Mr. Wu Jiesi as a Director.	Management	For	For
3.6	Re-elect Mr. Lam Hoi Ham as a Director	Management	For	For
3.7	Authorize the Board of Directors to fix Directors' remuneration	Management	For	For
4	Re-appoint Messrs. Ernst & Young as the Auditors and to authorize the Board of Directors to fix their remuneration	Management	For	For
5	Authorize the Directors to purchase shares not exceeding 10% of the existing issued share capital of the Company on the date of this resolution	Management	For	For
6	Authorize the Directors to issue, allot and deal with additional shares not exceeding 20% of the existing issued share capital of the Company on the date of this resolution	Management	For	For
7	Approve to extend the general mandate granted to the Directors to issue shares in the capital of the Company by the number of shares repurchased	Management	For	For

GENTING BHD
Security	Y26926116	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	10-Jun-2010
ISIN	MYL3182OO002	Agenda		702449693 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the audited financial statements for the FYE 31 DEC 2009 and the Directors' and Auditors' reports thereon	Management	For	For
2
Approve the declaration of a final dividend of 4.2 sen less 25% tax per ordinary share of 10 sen each for the FYE 31 DEC 2009 to be paid on 27 JUL 2010 to Members registered in the record of
depositors on 30 JUN 2010
		Management	For	For
3	Approve the payment of Directors' fees of MYE 877,800 for the FYE 31 DEC 2009 2008: MYR 826,900	Management	For	For
4	Re-elect Dato' Dr. R.Thillainathan as a Director of the Company pursuant to Article 99 of the Articles of Association of the Company	Management	For	For
5	Re-appoint Tan Sri Mohd Amin bin Osman as a Director of the Company, who retires, in accordance with Section 129 of the Companies Act, 1965, to hold office until the conclusion of the next AGM	Management	For	For
6
Re-appoint Dato' Paduka Nik Hashim bin Nik Yusoff as a Director of the Company, who retires in accordance with Section 129 of the
Companies Act, 1965, to hold office until the conclusion of the next AGM
		Management	For	For
7	Re-appoint Tun Mohammed Hanif bin Omar as a Director of the Company, who retires in accordance with Section 129 of the Companies Act, 1965, to hold office until the conclusion of the next AGM	Management	For	For
8	Re-appoint Tan Sri Dr. Lin See Yan as a Director of the Company, who retires in accordance with Section 129 of the Companies Act, 1965, to hold office until the conclusion of the next AGM	Management	For	For
9	Re-appoint PricewaterhouseCoopers as the Auditors of the Company and authorize the Directors to fix their remuneration	Management	For	For
10
Authorize the Company, subject to the passing of Resolution 11, and subject to compliance with all applicable laws, the Company's
Articles of Association, and the regulations and guidelines applied from time to time by Bursa Malaysia Securities Berhad ("Bursa
Securities") and/or any other relevant regulatory authorities: to utilize up to the aggregate of the total retained earnings and share premium accounts of the Company based on its latest audited
financial statements available up to the date of the transaction, to purchase, from time to time during the validity of the approval and authority under this resolution, such number of ordinary shares of
10 sen each in the Company (as may be determined by the
Directors of the Company) on Bursa Securities upon such terms and conditions as the Directors may deem fit and expedient in the interests of the Company, provided that CONTD
		Management	For	For
CONT
CONTD the aggregate number of shares to be purchased and/or
held by the-Company pursuant to this resolution does not exceed
10% of the total issued-and paid-up ordinary share capital of the
Company at the time of purchase and-that, in the event that the
Company ceases to hold all or any part of such-shares as a result of (among others) cancellations, re-sales and/or-distributions of any of these shares so purchased, the Company shall be-entitled to further purchase and/or hold such additional number of shares
Non-Voting

as-shall (in aggregate with the shares then still held by the
Company) not-exceed 10% of the total issued and paid-up
ordinary share capital of the-Company at the time of purchase;
Authority shall remain valid and in full-force and effect until the conclusion of the next AGM of the Company; or (ii)-the expiry of the period within which the next AGM is required by law to be-
held, CONTD

CONT
CONTD unless earlier revoked or varied by ordinary resolution of the members-of the Company in general meeting, whichever
occurs first ; authorize the-Directors of the Company in their absolute discretion, to deal with any-shares purchased and any existing treasury shares ("the said Shares") in the-following manner: (i) cancel the said Shares; and/or (ii) retain the said-
Shares as treasury shares; and/or (iii) distribute all or part of the said-Shares as dividends to shareholders, and/or resell all or part of the said-Shares on Bursa Securities in accordance with the relevant rules of Bursa-Securities and/or cancel all or part of the said Shares, or in any other-manner as may be prescribed by all applicable laws and/or regulations and-guidelines applied from
CONTD
Non-Voting
CONT
CONTD time to time by Bursa Securities and/or any other relevant authority-for the time being in force; and that the authority to deal with the said-Shares shall continue to be valid until all the said
Shares have been dealt-with by the Directors of the Company;
and to take all such actions that may-be necessary and/or
desirable to give effect to this resolution and in-connection therewith to enter into and execute on behalf of the Company any-
instrument, agreement and/or arrangement with any person, and in all cases-with full power to assent to any condition, modification, variation and/or-amendment (if any) as may be imposed by any relevant regulatory authority or-Bursa Securities and/or to do all such acts and things as the Directors may-deem fit and expedient in the best interest of the Company
Non-Voting
11
Authorize Kien Huat Realty Sdn Berhad ( KHR ) and the persons acting in concert with KHR ("PAC"), subject to the passing of
Resolution 10 and the approval of the Securities Commission
("SC"), to be exempted from the obligation to undertake a
mandatory take-over offer on the remaining voting shares in the
Company not already owned by them under Part II of the
Malaysian Code on Take-overs and Mergers 1998 ("Code"), which may arise upon the future purchase by the Company of its own shares pursuant to Resolution 10, in conjunction with the
application submitted by KHR and the PAC to the SC under
Practice Note 2.9.10 of the Code, CONTD
		Management	For	For
CONT
CONTD and authorize the Directors of the Company to take all such actions-that may be necessary and/or desirable to give effect to this resolution and-in connection therewith to enter into and execute on behalf of the Company-any instrument, agreement
and/or arrangement with any person, and in all-cases with full power to assent to any condition, modification, variation-and/or amendment (if any) as may be imposed by any relevant
regulatory-authority and/or to do all such acts and things as the
Directors may deem fit-and expedient in the best interest of the
Company
Non-Voting
12
Authorize the Directors, subject always to the Companies Act,
1965, the Articles of Association of the Company, the Main Market
Listing Requirements of Bursa Malaysia Securities Berhad
("MMLR") and the approval of any relevant governmental and/or regulatory authorities, where such approval is required, and pursuant to Section 132D of the Companies Act, 1965, to issue and allot shares in the Company; and/or issue, make or grant offers, agreements, options or other instruments that might or would require shares to be issued (collectively "Instruments")
during and/or after the period the approval granted by this
resolution is in force, at any time and from time to time and upon such terms and conditions and for such purposes as the Directors may, in their absolute discretion deem fit, provided that: CONTD
		Management	For	For
CONT
CONTD (i) the number of shares to be issued pursuant to the
authority granted-under this resolution, when aggregated with all shares issued and/or shares-that are capable of being issued from the Instruments issued pursuant to-Section 132D of the
Companies Act, 1965 in the preceding 12 months-(calculated in accordance with the MMLR), does not exceed 10% of the issued-
and paid-up share capital of the Company at the time of issuance of shares or-issuance, making or granting the Instruments, and (ii)
for the purpose of-determining the number of shares which are capable of being issued from the-Instruments, each Instrument is treated as giving rise to the maximum number-of shares into
which it can be converted or exercised; CONTD
Non-Voting
CONT
CONTD  Authority under this resolution shall continue in force until the-conclusion of the next AGM of the Company or when it is
required by the law-to be held, whichever is earlier ; to take all such actions that may be-necessary and/or desirable to give effect to this resolution and in-connection therewith to enter into and execute on behalf of the Company any-instrument, agreement
and/or arrangement with any person, and in all cases-with full power to assent to any condition, modification, variation and/or-
amendment (if any) in connection therewith; and to obtain the approval for-the listing of and quotation for the additional shares so issued on Bursa-Malaysia Securities Berhad
Non-Voting
13
Authorize the Company and/or its unlisted subsidiary to enter into the transaction falling within the type of recurrent related party transaction of a revenue or trading nature with the related party as set out in Section 2.3 under Part C of the Document to
Shareholders dated 19 MAY 2010, provided that such transaction is undertaken in the ordinary course of business, at arm s length and based on commercial terms and on terms not more favorable to the related party than those generally available to/from the public and are not, in the Company's opinion, detrimental to the minority shareholders and that the breakdown of the aggregate value of the recurrent related party transaction conducted/to be conducted during the FY, including the type of recurrent related party transaction made and the names of the related parties,
CONTD
		Management	For	For
CONT
CONTD will be disclosed in the annual report of the Company
pursuant to the-requirements of the Main Market Listing
Requirements of Bursa Malaysia-Securities Berhad;  Authority
shall continue to be in force until: (i) the-conclusion of the next
AGM of the Company following this AGM at which such-Proposed
Shareholders' Mandate is passed, at which time it will lapse, unless-by a resolution passed at the meeting, the authority is
Non-Voting

renewed; (ii) the-expiration of the period within which the next
AGM of the Company after that-date is required to be held
pursuant to Section 143(1) of the Companies Act,-1965 (but shall not extend to such extension as may be allowed pursuant to-
Section 143(2) of the Companies Act, 1965); or (iii) revoked or varied by-resolution passed by the shareholders in general
meeting whichever is the-earlier

S.1
Approve and adopt the amendments to the existing Articles of
Association of the Company as proposed and set forth under Part
D of the Document to Shareholders dated 19 MAY 2010, and
authorize the Directors of the Company to do all acts and things and take all such steps as they may consider necessary and/or desirable to give full effect to these amendments to the Articles of
Association of the Company
		Management	For	For
0	Transact any other business of which due notice shall have been given	Non-Voting

KUNLUN ENERGY CO LTD
Security	G5320C108	Meeting Type		Special General Meeting
Ticker Symbol		Meeting Date	10-Jun-2010
ISIN	BMG5320C1082	Agenda		702453717 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-FOR ALL RESOLUTIONS. THANKS YOU.	Non-Voting
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100525/LTN2 0100525144.pdf	Non-Voting
1.	Approve the transactions contemplated under the Jiangsu LNG Acquisition Agreement, as specified	Management	For	For
2.	Approve the Revised Caps for each of the two FYE 31 DEC 2011, as specified	Management	For	For
3.	Approve the transactions contemplated under the Third Supplemental Agreement and the Proposed Caps for each of the two FYE 31 DEC 2011, as specified	Management	For	For

SEVERSTAL JT STK CO
Security	X7803S106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	11-Jun-2010
ISIN	RU0009046510	Agenda		702410349 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Election of Board of Directors	Management	For	For
2	Election of sole Executive Body	Management	For	For
3	Approve the annual report, balance sheet, profit and loss statement	Management	For	For
4	Approve the profit and loss distribution and non payment of dividends for the year 2009	Management	For	For
5	Election of Audit Commission	Management	For	For
6	Approve the External Auditor	Management	For	For
7	Approve the remuneration and compensation to be paid to the members of the Board of Directors	Management	For	For

DATANG INTERNATIONAL POWER GENERATION CO LTD
Security	Y20020106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	11-Jun-2010
ISIN	CNE1000002Z3	Agenda		702455557 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 699635 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTION NUMERS. THANK YOU.	Non-Voting
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:h- ttp://www.hkexnews.hk/listedco/listconews/sehk/20100526/LTN20 100526009.pdf	Non-Voting
1.	Approve the report of the Board of Directors of the Company (the Board) for the year 2009 (including Independent Non-Executive Directors report on work)	Management	For	For
2.	Approve the report of the Supervisory Committee of the Company for the year 2009	Management	For	For
3.	Approve the proposal of final accounts for the year 2009	Management	For	For
4.	Approve the profit distribution proposal for the year 2009	Management	For	For
5.
Approve the resolution on provisions of guarantees for financings of Xinyu Power Company, Qian'an Thermal Power Company,
Diaobingshan Power Company, Liaoning Wind Power Company
and Zhangzhou Wind Power Company
		Management	For	For
6.	Approve the capital contribution to the establishment of Fuxin Coal-based Gas Company for the purpose of constructing Fuxin Coal-based Gas Project	Management	For	For
7.	Approve the resolution on adjustment of total investment and capital contribution proposal of Keqi Coal-based Gas Project	Management	For	For
8.	Appointment of the Auditor of the Company for the year 2010	Management	For	For
S.9	Amend the Articles of Association of the Company	Management	For	For
S.10	Grant a mandate to the Board to issue new shares not more than 20% of each class of shares	Management	For	For
S.11	Approve the resolution on the fulfillments to the conditions for non- public issue of a shares by Datang International Power Generation Company Limited	Management	For	For
S12.1	Approve the resolution for Non-public issue of A shares: Share type and par value	Management	For	For
S12.2	Approve the resolution for Non-public issue of A shares: Issue size	Management	For	For
S12.3	Approve the resolution for Non-public issue of A shares: Method and timing of issue	Management	For	For
S12.4	Approve the resolution for Non-public issue of A shares: Target subscribers and subscription method	Management	For	For
S12.5	Approve the resolution for Non-public issue of A shares: Place of listing	Management	For	For
S12.6	Approve the resolution for Non-public issue of A shares: Issue price and method of pricing	Management	For	For
S12.7	Approve the resolution for Non-public issue of A shares: Use of fundraising proceeds	Management	For	For
S12.8	Approve the resolution for Non-public issue of A shares: Arrangement for the accumulated profits	Management	For	For
S12.9	Approve the resolution for Non-public issue of A shares: Arrangement for the lock-up period	Management	For	For
S1210	Approve the resolution for Non-public issue of A shares: Effective period for current issue	Management	For	For
S.13	Approve the feasibility analysis report on the use of fundraising proceeds under the current non-public issue of A shares	Management	For	For
S.14	Approve the report on the previous use of fundraising proceeds	Management	For	For
S.15	Authorize the Board to conduct all matters in relation to the current non-public issue of a shares at its discretion	Management	For	For

PERUSAHAAN PERSEROAN PERSERO P T TELEKOMUNIKIASI I
Security	Y71474137	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	11-Jun-2010
ISIN	ID1000099104	Agenda		702465762 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve to appoint the Board of Directors and the Commissioners	Management	For	For

PERUSAHAAN PERSEROAN PERSERO P T TELEKOMUNIKIASI I
Security	Y71474137	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	11-Jun-2010
ISIN	ID1000099104	Agenda		702467437 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the 2009 annual report	Management	For	For
2	Ratify the 2009 financial report and acquit et decharge for the Directors and the Commissioners	Management	For	For
3	Approve the 2009 profit allocation	Management	For	For
4	Approve to determine the remuneration for 2010 for the Directors and Commissioners	Management	For	For
5	Appointment of the Public Accountant for 2010	Management	For	For
6	Amend the Articles of Association	Management	For	For
7	Approve the utilization of treasury stock resulted from Share Buy Backs I, II and III	Management	For	For

EGYPTIAN FINANCIAL GROUP-HERMES HOLDING COMPANY
Security	M3047P109	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	14-Jun-2010
ISIN	EGS69101C011	Agenda		702444910 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
1	Approve the Board of Director's report in regards to the Company's activity during the first quarter of the current fiscal YE 31 MAR 2010	Management	For	For
2	Approve the financial Auditors report for the first quarter of the fiscal YE 31 MAR 2010	Management	For	For
3	Approve the Company's financial statements for the first quarter of the fiscal YE 31 MAR 2010	Management	For	For
4	Approve the suggested profit distribution for the first quarter of the fiscal YE 31 MAR 2010	Management	For	For

JIANGXI COPPER CO LTD
Security	Y4446C100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	17-Jun-2010
ISIN	CNE1000003K3	Agenda		702404752 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100428/LTN2 01004281244.pdf	Non-Voting
1	Approve the report of the Board of Directors of the Company for the year of 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company for the year of 2009	Management	For	For
3	Approve the audited financial statements and the auditors' report for the year of 2009	Management	For	For
4	Approve the proposal for distribution of profit of the Company for the year of 2009	Management	For	For
5
Appoint Ernst & Young Hua Ming and Ernst & Young as the
Company's domestic and International Auditors for the year of
2010 and to authorise the Board of Directors of the Company to determine their remunerations and any one Executive Director of the Company to enter into the service agreement and any other related documents with Ernst & Young Hua Ming and Ernst &
Young
		Management	For	For
S.6	Authorize the Directors of the Company to issue new H shares of not more than 20% of the total H shares in issue as at the date of the AGM	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

TSINGTAO BREWERY CO LTD
Security	Y8997D102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	17-Jun-2010
ISIN	CNE1000004K1	Agenda		702411719 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2 01004291713.pdf	Non-Voting
CMMT	PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-FOR ALL RESOLUTIONS. THANKS YOU.	Non-Voting
1	Approve the work report of the Board of Directors of the Company for the year 2009	Management	For	For
2	Approve the work report of the Board of Supervisors of the Company for the year 2009	Management	For	For
3	Approve the financial statements (audited) of the Company for the year 2009	Management	For	For
4	Approve to determine the profit distribution (including dividends distribution) proposal for the year 2009	Management	For	For
5
Re-appoint PricewaterhouseCoopers Zhong Tian Certified Public
Accountants Limited Company as the Company's Domestic
Auditor and PricewaterhouseCoopers as its International Auditor
for the year 2010 and authorize the Board of Directors to
determine their remunerations
		Management	For	For
6	Approve the reward proposal to the Directors and Supervisors of the Company for the "Award of Board of Directors for the year 2009" awarded by Shanghai Stock Exchange	Management	For	For

PT PERUSAHAAN GAS NEGARA (PERSERO) TBK
Security	Y7136Y118	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	17-Jun-2010
ISIN	ID1000111602	Agenda		702470713 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the 2009 annual report	Management	For	For
2	Ratify the 2009 financial statement and Acquit Et De Charge to the Company's Board	Management	For	For
3	Approve the profit allocation for year 2009	Management	For	For
4	Appointment of Public Accountant	Management	For	For
5	Approve to determine remuneration for the Company's Board	Management	For	For
6	Approve to change the Company's Board	Management	For	For

CHINA NATIONAL BUILDING MATERIAL COMPANY LTD
Security	Y15045100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	CNE1000002N9	Agenda		702402037 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100427/LTN2 0100427931.pdf	Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR" OR "AGAINST" FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Approve the report of the Board of Directors of the Company the "Board" for the YE 31 DEC 2009	Management	For	For
2	Approve the report of the Supervisory committee of the Company for the YE 31 DEC 2009	Management	For	For
3	Approve the report of the Auditors and audited financial statements of the Company for the YE 31 DEC 2009	Management	For	For
4
Approve the proposed profit distribution plan and the final dividend distribution plan of the Company for the YE 31 DEC 2009 and
authorize the Board to distribute such final dividend to the shareholders of the Company
		Management	For	For
5
Authorize the Board to deal with all matters in relation to the
Company's distribution of interim dividend for the year 2010 in its absolute discretion  including, but not limited to, determining whether to distribute interim dividend for the year 2010
		Management	For	For
6
Approve the continuation of appointment of Vocation International
Certified Public Accountants Co., Ltd. as the PRC Auditors of the
Company and UHY Vocation HK CPA Limited as the International
Auditors of the Company, to hold office until the conclusion of the next AGM of the Company and authorize the Board to determine their remuneration
		Management	For	For
S.7
Authorizer the Board, for purpose of increasing the flexibility and efficiency in operation, to allot, issue and deal with additional
Domestic Shares not exceeding 20% of the Domestic Shares in
issue and additional H Shares not exceeding 20% of the H Shares in issue and to make corresponding amendments to the Articles of
Association of the Company as it thinks fit so as to reflect the new share capital structure upon the allotment or issuance of shares
		Management	For	For
S.8	Amend the Articles of Association of the Company to reflect the change of the name of China National Building Material Group Corporation	Management	For	For

OJSC OC ROSNEFT
Security	X7394C106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	RU000A0J2Q06	Agenda		702407051 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the annual report	Management	For	For
2	Approve the balance sheet, profit and loss statement for the year 2009	Management	For	For
3	Approve the profit distribution for the year 2009	Management	For	For
4	Approve the dividends distribution for the year 2009 at RUB 2,30 per ordinary share	Management	For	For
5	Approve the remuneration and compensation to be paid to the Members of the Board of Directors	Management	For	For
6	Election of the Board of Directors	Management	For	For
7	Election of the Audit Commission	Management	For	For
8	Approve the Auditor	Management	For	For
9	Approve the series of transactions with an interest	Management	For	For

DONGFENG MTR GROUP CO LTD
Security	Y21042109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	CNE100000312	Agenda		702408697 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR" OR "AGAINST" FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2 01004291366.pdf	Non-Voting
1	Approve the report of the Board of Directors the "Board' of the Company for the YE 31 DEC 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
3	Approve the report of the International Auditors and audited financial statements of the Company for the YE 31 DEC 2009	Management	For	For
4	Approve the profit distribution plan of the Company for the YE 31 DEC 2009 and authorize to the Board to deal with all issues relating to the distribution of the final dividend for the year 2009	Management	For	For
5
Authorize the Board to deal with all issues in relation to the
Company's distribution of interim dividend for the year 2010 in its absolute discretion  including, but not limited to, determining whether to distribute interim dividend for the year 2010
		Management	For	For
6
Re-appointment of Ernst & Young as the International Auditors of
the Company, and Ernst & Young Hua Ming as the PRC Auditors
of the Company for the year 2010 to hold office until the
conclusion of the next AGM, and authorize the Board to fix their remuneration
		Management	For	For
7	Authorize the Board to fix the remuneration of the Directors and the Supervisors of the Company for the year 2010	Management	For	For
S.8	Authorize the Board to issue, allot and deal with additional shares in the Company not exceeding 20% of each of the existing Domestic Shares and H Shares in issue	Management	For	For

CHINA MINSHENG BKG CORP LTD
Security	Y1495M112	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	CNE100000HF9	Agenda		702409283 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK h- ttp://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN20 1004291178.pdf	Non-Voting
1	Approve the annual report of the Company for 2009	Management	For	For
2	Approve the work report of the Board of Directors of the Company for 2009	Management	For	For
3	Approve the work report of the Supervisory Board of the Company for 2009	Management	For	For
4	Approve the audited accounts of the Company for 2009	Management	For	For
5	Approve the proposed profit appropriation plan of the Company for 2009	Management	For	For
6	Approve the annual budgets of the Company for 2010	Management	For	For
7	Approve the appointment of the Auditing Firm of the Company for 2010 and their remuneration	Management	For	For
8	Approve the amendments to certain provisions in the Rules of Procedure for the Shareholders' General Meeting of China Minsheng Banking Corp., Ltd	Management	For	For
9	Approve the amendments to certain provisions in the Rules of Procedure for the Meeting of the Board of Directors of China Minsheng Banking Corp., Ltd	Management	For	For
10	Approve the amendments to certain provisions in the Rules of Procedure for the Meeting of the Supervisory Board of China Minsheng Banking Corp., Ltd	Management	For	For
11	Approve to grant a credit line to Legend Holdings Limited and its subsidiaries	Management	For	For
S.12	Approve the amendments to Articles 3, 23, 24 and 27 of the Articles of Association of the Company, as specified	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF ARTICLE NUMBERS IN RESOL-UTION 12. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
THIS PR-OXY FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

CHINA SHENHUA ENERGY COMPANY LTD
Security	Y1504C113	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	CNE1000002R0	Agenda		702412189 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2 01004291685.pdf	Non-Voting
1	Approve the report of the Board of Directors of the Company for the YE 31 DEC 2009	Management	For	For
2	Approve the report of the Board of supervisors of the Company for the YE 31 DEC 2009	Management	For	For
3	Approve the audited financial statements of the Company for the YE 31 DEC 2009	Management	For	For
4
Approve the Company's profit distribution plan for the YE 31 DEC
2009, i.e. final dividend for the YE 31 DEC 2009 in the amount of
RMB 0.53 per share inclusive of tax be declared and distributed, the aggregate amount of which is approximately RMB
10,541,000,000
		Management	For	For
5
Approve the remuneration of the Directors and supervisors of the
Company for the YE 31 DEC 2009, i.e. aggregate remuneration of the executive Directors is in the amount of RMB 902,336.78;
aggregate remuneration of the non-executive Directors is in the amount of RMB 1,612,500, of which the aggregate remuneration of the independent non-executive Directors is in the amount of
RMB 1,612,500, the non-executive Directors  other than the
independent non-executive Directors  are remunerated by
Shenhua Group Corporation Limited and are not remunerated by the Company in cash; remuneration of the supervisors is in the amount of RMB 1,262,331.32
		Management	For	For
6
Re-appointment of KPMG Huazhen and KPMG as the PRC and
international Auditors respectively of the Company for 2010, the term of such re-appointment of shall continue until the next AGM, and to authorise a committee comprising of Mr. Zhang Xiwu, Mr.
Zhang Yuzhuo and Mr. Ling Wen, all being Directors of the
Company, to determine their remuneration
		Management	For	For
7
Approve the revision of annual capital of continuing connected transactions carried out pursuant to the Transportation Service
Framework Agreement dated 18 DEC 2009 entered into between
the Company and Taiyuan Railway Bureau from RMB
2,600,000,000 to RMB 7,000,000,000 for the YE 31 DEC 2010
		Management	For	For
8
Approve the revision of annual capital of continuing connected transactions carried out pursuant to the Mutual Coal Supply
Agreement dated 23 MAR 2007 entered into between the
Company and Shenhua Group Corporation Limited for the supply of coal by the Company and its subsidiaries  the Group  to
Shenhua Group Corporation Limited and its subsidiaries
excluding the Group   the Shenhua Group  from RMB
2,732,720,000 to RMB 4,500,000,000 for the year ending 31 DEC
2010
		Management	For	For
9
Approve the Mutual Coal Supply Agreement dated 12 MAR 2010
entered into between the Company and Shenhua Group
Corporation Limited, the transactions contemplated there under and the following proposed annual capitals;  a proposed annual capitals of RMB 6,600,000,000, RMB 7,000,000,000 and RMB
7,500,000,000 for the three YE 31 DEC 2011, 31 DEC 2012 and
31 DEC 2013, respectively, for the supply of coal by the Group to the Shenhua Group; and b  proposed annual capitals of RMB
11,000,000,000, RMB 13,000,000,000 and RMB 16,000,000,000
for the three YE 31 DEC 2011, 31 DEC 2012 and 31 DEC 2013,
respectively, for the supply of coal by the Shenhua Group to the
Group
		Management	For	For
10
Approve the Mutual Supplies and Services Agreement dated 12
MAR 2010 entered into between the Company and Shenhua
Group Corporation Limited, the transactions contemplated there under and the following proposed annual capitals:  a  proposed annual capitals of RMB 4,600,000,000, RMB 7,300,000,000 and
RMB 8,600,000,000 for the 3 YE 31 DEC 2011, 31 DEC 2012 and
31 DEC 2013, respectively, for production supplies and ancillary services by the Group to the Shenhua Group; and  b  proposed annual capitals of RMB 5,500,000,000, RMB 6,000,000,000 and
RMB 6,600,000,000 for the 3 YE 31 DEC 2011, 31 DEC 2012 and
31 DEC 2013, respectively, for production supplies and ancillary services by the Shenhua Group to the Group
		Management	For	For
11
Approve the Coal Supply Framework Agreement dated 12 MAR
2010 entered into between the Company and China Datang
Corporation, the proposed annual capitals thereto of RMB
4,300,000,000, RMB 4,600,000,000 and RMB 4,900,000,000 for
the 3 years ending 31 DEC 2011, 31 DEC 2012 and 31 DEC
2013, respectively, and the transactions contemplated there under
		Management	For	For
12
Approve the Coal Supply Framework Agreement dated 12 MAR
2010 entered into between the Company and Tianjin Jinneng
Investment Company, the proposed annual capitals thereto of
RMB 4,100,000,000, RMB 4,400,000,000 and RMB
4,800,000,000 for the 3 YE 31 DEC 2011, 31 DEC 2012 and 31
DEC 2013, respectively, and the transactions contemplated there under
		Management	For	For
13
Approve the Coal Supply Framework Agreement dated 12 MAR
2010 entered into between the Company and Jiangsu Guoxin
Asset Management Group Company Limited, the proposed annual
capitals thereto of RMB 3,500,000,000, RMB 3,800,000,000 and
RMB 4,100,000,000 for the three YE 31 DEC 2011, 31 DEC 2012
and 31 DEC 2013, respectively, and the transactions
contemplated there under
		Management	For	For
14
Approve the Transportation Service Framework Agreement dated
12 MAR 2010 entered into between the Company and Taiyuan
Railway Bureau, the proposed annual capitals thereto of RMB
8,100,000,000, RMB 8,600,000,000 and RMB 9,300,000,000 for
the three years ending 31 DEC 2011, 31 DEC 2012 and 31 DEC
2013, respectively, and the transactions contemplated there under
		Management	For	For
15
Approve the Coal Supply Framework Agreement dated 12 MAR
2010 entered into between the Company and Shaanxi Province
Coal Transportation and Sales  Group  Co Ltd, the proposed
annual capitals thereto of RMB 6,000,000,000, RMB
6,400,000,000 and RMB 7,100,000,000 for the three years ending
31 DEC 2011, 31 DEC 2012 and 31 DEC 2013, respectively, and
the transactions contemplated there under
		Management	For	For
16.1	Re-appointment of Dr. Zhang Xiwu as an executive Director of the Company	Management	For	For
16.2	Re-appointment of Dr. Zhang Yuzhuo as an executive Director of the Company	Management	For	For
16.3	Re-appointment of Dr. Ling Wen as an executive Director of the Company	Management	For	For
16.4	Re-appointment of Mr. Han Jianguo as a non-executive Director of the Company	Management	For	For
16.5	Appointment of Mr. Liu Benrun as a non-executive Director of the Company	Management	For	For
16.6	Appointment of Mr. Xie Songlin as a non-executive Director of the Company	Management	For	For
16.7	Re-appointment of Mr. Gong Huazhang as an independent non- executive Director of the Company	Management	For	For
16.8	Appointment of Mr. Guo Peizhang as an independent non- executive Director of the Company	Management	For	For
16.9	Appointment of Ms. Fan Hsu Lai Tai as an independent non- executive Director of the Company	Management	For	For
17.1	Appointment of Mr. Sun Wenjian as a shareholders' representative supervisor of the Company	Management	For	For
17.2	Appointment of Mr. Tang Ning as a shareholders representative supervisor of the Company	Management	For	For
S.18
Approve a general mandate to the Board of Directors to, by
reference to market conditions and in accordance with needs of the Company, to allot, issue and deal with, either separately or concurrently, additional domestic shares  A shares  and overseas listed foreign invested shares  H shares  not exceeding 20% of each of the number of domestic shares  A shares  and the number of overseas-listed foreign invested shares  H shares  in issue at the time of passing this resolution at AGM; pursuant to PRC laws and regulations, the Company will seek further approval from its shareholders in general meeting for each issuance of domestic shares  A shares  even where this general mandate is approved;
2  the Board of Directors be authorised to including but not limited to the following :-  i  formulate and implement detailed CONTD
		Management	For	For
CONT
CONTD issuance plan, including but not limited to the class of shares to be-issued, pricing mechanism and/or issuance price including price range ,-number of shares to be issued, allottees and use of proceeds, time of-issuance, period of issuance and whether to issue shares to existing-shareholders;  ii  approve and execute, on behalf of the Company, agreements-related to share issuance, including but not limited to underwriting-agreement and engagement agreements of professional advisers;  iii  approve-
and execute, on behalf of the Company, documents related to
share issuance-for submission to regulatory authorities, and to carry out approval-procedures required by regulatory authorities and venues in which the Company-is listed;  iv  amend, as
required by regulatory authorities within or-outside China,
agreements and statutory CONTD
Non-Voting
CONT
CONTD documents referred to in  ii  and  iii  above;  v  engage the services-of professional advisers for share issuance related matters, and to approve-and execute all acts, deeds, documents or other matters necessary,-appropriate or required for share issuance;  vi  increase the registered-capital of the Company after share issuance, and to make corresponding-amendments to the
articles of association of the Company relating to share-capital and shareholdings etc, and to carry out statutory registrations and-
filings within and outside China;  Authority expires from the conclusion of-the AGM of the Company for 2010 the expiration of a period of 12 months-following the passing of this special
resolution at the AGM for 2009; or  c-the date on which the
authority conferred by this special resolution CONTD
Non-Voting
CONT
CONTD is revoked or varied by a special resolution of
shareholders at a-general meeting, except where the Board of
Directors has resolved to issue-domestic shares  A shares  or overseas-listed foreign invested shares  H-shares  during the
Relevant Period and the share issuance is to be continued-or implemented after the Relevant Period
Non-Voting
S.19
Approve the following general mandate to repurchase domestic shares  A shares  and overseas-listed foreign invested shares  H shares ;  1  approve a general mandate to the Board of Directors to, by reference to market conditions and in accordance with needs of the Company, to repurchase domestic shares  A shares not exceeding 10% of the number of domestic shares  A shares in issue at the time when this resolution is passed at AGM and the relevant resolutions are passed at class meetings of shareholders;
pursuant to PRC laws and regulations, and for repurchases of domestic shares  A shares , the Company will seek further
approval from its shareholders in general meeting for each
repurchase of domestic shares  A shares  even where the general mandate is granted, but will not be required to seek shareholders'
approval CONTD
		Management	For	For
CONT
CONTD at class meetings of domestic share  A share
shareholders or-overseas-listed foreign invested share  H share shareholders;  2  approve a-general mandate to the Board of
Directors to, by reference to market-conditions and in accordance with needs of the Company, to repurchase-overseas-listed foreign invested shares  H shares  not exceeding 10% of the-number of overseas-listed foreign invested shares  H shares  in issue at the-
time when this resolution is passed at AGM and the relevant
resolutions are-passed at class meetings of shareholders;  3  the
Board of Directors be-authorized to  including but not limited to the following :-  i  formulate-and implement detailed repurchase plan, including but not limited to-repurchase price, number of shares to repurchase, time of repurchase and-period of repurchase etc;  ii notify CONTD
Non-Voting
CONT
CONTD creditors in accordance with the PRC Company Law and
articles of-association of the Company;  iii  open overseas share accounts and to carry-out related change of foreign exchange registration procedures;  iv  carry-out relevant approval
procedures required by regulatory authorities and-venues in which the Company is listed, and to carry out filings with the-China
Securities Regulatory Commission;  v  carry out cancellation procedures-for repurchased shares, decrease registered capital, and to make-corresponding amendments to the articles of
association of the Company-relating to share capital and
shareholdings etc, and to carry out statutory-registrations and filings within and outside China;  vi  approve and execute,-on behalf of the Company, documents and matters related to share repurchase;-The above CONTD
Non-Voting
CONT
CONTD general mandate will expire on the earlier of  Relevant
Period :-  a-the conclusion of the AGM of the Company for 2010;
b  the expiration of a-period of twelve months following the passing of this special resolution at-the AGM for 2009, the first A shareholders' class meeting in 2010 and the-first H shareholders'
class meeting in 2010; or  c  the date on which the-authority conferred by this special resolution is revoked or varied by a-
special resolution of shareholders at a general meeting, or a special-resolution of shareholders at a class meeting of domestic share  A share-shareholders or a class meeting of overseas-listed foreign invested share  H-share  shareholders, except where the
Board of Directors CONTD
Non-Voting
CONT
CONTD has resolved to repurchase domestic shares  A shares
or-overseas-listed foreign invested shares  H shares  during the
Relevant Period-and the share repurchase is to be continued or implemented after the relevant-period
Non-Voting

CHINA SHENHUA ENERGY COMPANY LTD
Security	Y1504C113	Meeting Type		Class Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	CNE1000002R0	Agenda		702413030 - Management
Item	Proposal	Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY-BELOW RESOLUTION. THANK YOU.		Non-Voting
PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2 01004291691.pdf		Non-Voting
S.1
Authorize the Board of Directors, to repurchase domestic shares
[A shares] and overseas-listed foreign invested shares [H
shares]:- by reference to market conditions and in accordance with needs of the Company, to repurchase domestic shares [A
shares] not exceeding 10% of the number of domestic shares [A shares] in issue at the time when this resolution is passed at AGM and the relevant resolutions are passed at class meetings of shareholders, pursuant to PRC laws and regulations, and for
repurchases of domestic shares [A shares], the Company will
seek further approval from its shareholders in general meeting for each repurchase of domestic shares [A shares] even where the general mandate is granted, but will not be required to seek shareholders' approval at class meetings of domestic share [A share] shareholders or overseas-listed foreign invested share [H share] shareholders; 2] approve a general mandate to the Board of Directors to, by reference to market conditions and in
accordance with needs of the Company, to repurchase overseas-
listed foreign invested shares [H shares] not exceeding 10% of the number of overseas-listed foreign invested shares [H shares] in issue at the time when this resolution is passed at annual general meeting and the relevant resolutions are passed at class meetings of shareholders; 3] authorize the Board of Directors to [including but not limited to the following]: i) formulate and implement detailed repurchase plan, including but not limited to repurchase price, number of shares to repurchase, time of repurchase and period of repurchase etc; ii) notify creditors in accordance with the
PRC Company Law and articles of association of the Company;
iii) open overseas share accounts and to carry out related change of foreign exchange registration procedures; iv) carry out relevant approval procedures required by regulatory authorities and
venues in which the Company is listed, and to carry out filings with the China Securities Regulatory Commission; v) carry out
cancelation procedures for repurchased shares, decrease
registered capital, and to make corresponding amendments to the articles of association of the Company relating to share capital and shareholdings etc, and to carry out statutory registrations and filings within and outside China; vi) approve and execute, on behalf of the Company, documents and matters related to share repurchase; [Authority expires at the earlier of the conclusion of the AGM of the Company for 2010; or the expiration of a period of
12 months following the passing of this special resolution at the
AGM for 2009, the first A shareholders' class meeting in 2010 and the first H shareholders' class meeting in 2010]; the date on which the authority conferred by this special resolution is revoked or
		Management	For	For

varied by a special resolution of shareholders at a general
meeting, or a special resolution of shareholders at a class meeting of domestic share [A share] shareholders or a class meeting of overseas-listed foreign invested share [H share] shareholders, except where the Board of Directors has resolved to repurchase domestic shares [A shares] or overseas-listed foreign invested shares [H shares] during the Relevant Period and the share
repurchase is to be continued or implemented after the Relevant
Period

URALKALI JSC
Security	X9519W108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	RU0007661302	Agenda		702427801 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the order of the meeting	Management	For	For
2.	Approve the annual report	Management	For	For
3.	Approve the annual accounting report	Management	For	For
4.	Approve the distribution of profit and losses and dividends at Rub 1.70 per ordinary share	Management	For	For
5.	Election of the audit commission	Management	For	For
6.	Approve the Auditor	Management	For	For
7.	Approve the provision on the general shareholders meeting in new edition	Management	For	For
8.	Approve the provision on the Board of Directors in new edition	Management	For	For
9.	Approve the provision on the audit commission in new edition	Management	For	For
10.	Approve the provision on remuneration and compensation to the Board of Directors	Management	For	For
11.	Election of Board of Directors	Management	For	For
12.	Approve the interested party transactions which can be concluded in the future in the process of business activity	Management	For	For

CHINA RAILWAY CONSTRUCTION CORPORATION LIMITED
Security	Y1508P110	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	CNE100000981	Agenda		702432319 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 701654 DUE TO ADDITIONAL R-ESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
I.1	Approve the fulfillment of conditions to the non-public issuance and placing of A shares by the Company	Management	For	For
I.2	Approve the Plan in relation the non-public issuance and placing of A shares [supplemented and revised]	Management	For	For
I.3	Approve the connected transactions in relation to the non-public issuance and placing of A shares	Management	For	For
I.4	Approve the report on the use of proceeds from previous issuance	Management	For	For
I.5	Approve the feasible study report on the Investment Projects to be financed by the issue proceeds from the non-public issuance and placing of A shares	Management	For	For
I.6	Approve the waiver from the requirement of general offer by China Railway Construction Corporation [CRCCG]	Management	For	For
I.7	Authorize the Board of Directors to deal with relevant matters in relation to the non-public issuance and placing of A shares	Management	For	For
I.1SA
Approve the types and nominal value of A shares to be issued, within the state of the PRC and be implemented subsequent to the grant of the approvals from the relevant governmental authorities in the PRC upon application
		Management	For	For
I.1SB
Approve the method of issuance of the Non-Public Issuance and
Placing of A share, within the state of the PRC and be
implemented subsequent to the grant of the approvals from the relevant governmental authorities in the PRC upon application
		Management	For	For
I.1SC
Approve the target subscribers and method of subscription of the
Non-Public Issuance and Placing of A share, within the state of the PRC and be implemented subsequent to the grant of the
approvals from the relevant governmental authorities in the PRC upon application
		Management	For	For
I.1SD
Approve the size of the issuance of the Non-Public Issuance and
Placing of A share, within the state of the PRC and be
implemented subsequent to the grant of the approvals from the relevant governmental authorities in the PRC upon application
		Management	For	For
I.1SE
Approve the issue price and pricing principle of the Non-Public
Issuance and Placing of A share, within the state of the PRC and be implemented subsequent to the grant of the approvals from the relevant governmental authorities in the PRC upon application
		Management	For	For
I.1SF
Approve the lock-up period arrangement of the Non-Public
Issuance and Placing of A share, within the state of the PRC and be implemented subsequent to the grant of the approvals from the relevant governmental authorities in the PRC upon application
		Management	For	For
I.1SG
Approve the use of proceeds of the Non-Public Issuance and
Placing of A share, within the state of the PRC and be
implemented subsequent to the grant of the approvals from the relevant governmental authorities in the PRC upon application
		Management	For	For
I.1SH
Approve the place of listing of the Non-Public Issuance and
Placing of A share, within the state of the PRC and be
implemented subsequent to the grant of the approvals from the relevant governmental authorities in the PRC upon application
		Management	For	For
I.1SI
Approve the arrangement in relation to the accumulated
undistributed profits of the Company prior to the non-public issuance and placing of A shares of the Company within the state of the PRC and be implemented subsequent to the grant of the approvals from the relevant governmental authorities in the PRC upon application
		Management	For	For
I.1SJ
Approve the Valid period of the resolution in relation to the Non-
Public issuance and placing of A shares of the Company within the state of the PRC and be implemented subsequent to the grant of the approvals from the relevant governmental authorities in the
PRC upon application
		Management	For	For
I.S.2
Approve the Share Subscription Framework Agreement and the
Supplemental Agreement entered into by the Company and
CRCCG: (a) the terms of the Share Subscription Framework
Agreement entered into by the Company and CRCCG on 02 MAR
2010 and the Supplementary Agreement entered into by the
Company and CRCCG on 26 APR 2010, and all transactions
contemplated under the Share Subscription Framework
Agreement and the Supplementary Agreement; and (b) the Share
Subscription Framework Agreement and the Supplementary
Agreement entered into by the Directors of the Company and
authorize the Directors of the Company to do all such acts and things and to sign and execute all documents and to take such steps as the directors of the Company (or any one of them) may in their absolute discretion consider necessary, appropriate,
desirable or expedient to give effect to or in connection with the
Share Subscription Framework Agreement and the
Supplementary Agreement or any of the transactions
contemplated there under and all other matters incidental thereto
		Management	For	For
II.1	Approve the audited financial statements of the Company for the YE 31 DEC 2009	Management	For	For
II.2	Approve the Profits Distribution Plan of the Company for the YE 31 DEC 2009 and the proposal for distribution of the final dividend for the year 2009	Management	For	For
II.3	Approve the annual report for the YE 31 DEC 2009 of the Company and its summary	Management	For	For
II.4	Approve the report of the Board of Directors of the Company for the YE 31 DEC 2009	Management	For	For
II.5	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
II.6	Appointment of Accounting Firm as the External Auditors of the Company for the year 2010 and the payment of its auditing expenses	Management	For	For
II.7	Approve the remuneration packages of Directors for the year 2009	Management	For	For
II.8	Approve the adjustment to the annual basic salaries for the Independent Directors of the Company	Management	For	For
II.9	Amend the rule governing the decision-making process in relation to connected transactions of the Company	Management	For	For
II.S1
Authorize the Board of Directors to issue the overseas listed foreign invested shares ("H Share(s)") of the Company: (a) subject to Paragraphs (i), (ii) and (iii) below, during the Relevant Period
(as defined), an unconditional general mandate to allot, issue and/or deal with additional H Shares, and to make or grant offers, agreements or options in respect thereof: (i) such mandate shall not extend beyond the Relevant Period save that the board of
		Management	For	For

directors may during the Relevant Period make or grant offers, agreements or options which might require the exercise of such powers after the end of the Relevant Period; (ii) the aggregate nominal amount of the H Shares to be allotted, issued and/or dealt with or agreed conditionally or unconditionally to be allotted, issued and/or dealt with by the board of directors shall not exceed
20% of the aggregate nominal amount of its existing H Shares at the date of the passing of this resolution; and (iii) the Board of
Directors will only exercise its power under such mandate in accordance with the Company Law and the Listing Rules of Hong
Kong Stock Exchange (as amended from time to time) or
applicable laws, rules and regulations of any other government or regulatory bodies and only if all necessary approvals from the
CSRC and/or other relevant PRC government authorities are
obtained; [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next
AGM is to be held by law]; (c) contingent on the Board of Directors resolving to issue H Shares pursuant to Paragraph (a) of this special resolution, to increase the registered capital of the
Company to reflect the number of H Shares to be issued by the
Company pursuant to Paragraph (a) of this special resolution and to make such appropriate and necessary amendments to the
Articles of Association of the Company as they think fit to reflect such increase in the registered capital of the Company and to take any other action and complete any formality required to effect the issuance of H Shares pursuant to Paragraph (a) of this special resolution and the increase in the registered capital of the
Company

CHINA RAILWAY CONSTRUCTION CORPORATION LIMITED
Security	Y1508P110	Meeting Type		Class Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	CNE100000981	Agenda		702436747 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 701802 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100430/LTN2 0100430957.pdf		Non-Voting
S.1.a
Approve the Non-Public Issuance and Placing of A Shares of the
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: Types and nominal value of A Shares to be issued
		Management	For	For
S.1.b
Approve the Non-Public Issuance and Placing of A Shares of the
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: Method of issuance
		Management	For	For
S.1.c
Approve the Non-Public Issuance and Placing of A Shares of the
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: Target subscribers and method of
subscription
		Management	For	For
S.1.d
Approve the Non-Public Issuance and Placing of A Shares of the
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: The size of the issuance
		Management	For	For
S.1.e
Approve the Non-Public Issuance and Placing of A Shares of the
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: Issue price and pricing principle
		Management	For	For
S.1.f
Approve the Non-Public Issuance and Placing of A Shares of the
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: Lock-up period arrangement
		Management	For	For
S.1.g
Approve the Non-Public Issuance and Placing of A Shares of the
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: Use of proceeds
		Management	For	For
S.1.h
Approve the Non-Public Issuance and Placing of A Shares of the
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: Place of listing
		Management	For	For
S.1.i
Approve the Non-Public Issuance and Placing of A Shares of the
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: Arrangement relating to the
accumulated undistributed profits of the Company prior to the
Non-Public Issuance and Placing of A Shares
		Management	For	For
S.1.j
Approve the Non-Public Issuance and Placing of A Shares of the
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: Valid period of the resolution in relation to the Non-Public Issuance and Placing of A Shares
		Management	For	For

CHINA COMMUNICATIONS CONSTRUCTION COMPANY LTD, BEI
Security	Y14369105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	CNE1000002F5	Agenda		702441483 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100427/LTN2 0100427786.pdf	Non-Voting
1	Approve the report of the Board of Directors of the Company for the year 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company for the year 2009	Management	For	For
3	Approve the audited consolidated financial statements of the Company for the YE 31 DEC 2009	Management	For	For
4	Approve the profit distribution plan for the year 2009 as recommended by the Board of Directors of the Company	Management	For	For
5
Re-appoint PricewaterhouseCoopers as the Company's
International Auditors and PricewaterhouseCoopers Zhong Tian
CPAs Limited Company as the Company's domestic Auditors for a term ending at the next AGM of the Company and authorize the
Board of Directors of the Company to determine their respective remuneration
		Management	For	For
6	Re-elect Mr. LIU Xiangdong as the Supervisor of the Company, with effect from 18 June 2010 for a term of 3 years	Management	For	For
7	Re-elect Mr. XU Sanhao as the Supervisor of the Company, with effect from 18 June 2010 for a term of three years	Management	For	For
8
Approve the Share Appreciation Rights Plan; authorize the Board of Directors of the Company to implement the Share Appreciation
Rights Plan, approve, execute, perform, amend and terminate all such agreements, deeds, any other document or do things as it may consider necessary in connection with the implementation of the Share Appreciation Rights Plan, except for those rights that can only be exercised with the approval by the Shareholders of the Company as specifically provided by the laws, regulations or other regulatory documents
		Management	For	For
S.9
Authorize the Board of Directors of the Company (i) to exercise the powers to allot, issue and deal with additional H shares and domestic shares of the Company not more than 20% of each of
the existing issued H shares and domestic shares of the Company in issue at the date of passing this resolution during the Relevant
Period (as defined in the Notice of AGM which was dispatched on or around the same time as this form of proxy), either separately or concurrently, and to make or grant offers, agreements and options in respect thereof; (ii) to increase the registered capital and amend the Articles of Association of the Company to reflect such increase in the registered capital of the Company under above general mandate; and (iii) to approve, execute or do or procure to be done documents or things in connection with the issue of these additional shares
		Management	For	For

ANGANG STEEL COMPANY LTD
Security	Y0132D105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	CNE1000001V4	Agenda		702444340 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL- LINK:http://www.hkexnews.hk/listedco/listconews/sehk/20100429/ LTN201004291437.-pdf	Non-Voting
1	Approve the report of the Board of Directors of the Company for 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company for 2009	Management	For	For
3	Approve the Audited financial statements of the Company for 2009	Management	For	For
4	Approve the proposal for distribution of the profits of the Company for 2009	Management	For	For
5	Approve the proposed remuneration of the Directors and Supervisors of the Company for 2009	Management	For	For
6
Approve the appointment of RSM China Certified Public
Accountants and RSM Nelson Wheeler Certified Public
Accountants as the domestic and international Auditor of the
Company, respectively, for 2010, and authorize the Board of
Directors of the Company to determine their remunerations
		Management	For	For
S.7	Approve to grant the general mandate to the Board of Directors the 'Board' and/or the Committee of the Board (which is composed by the Directors of the Company and authorized by the Board)	Management	For	For

UNIPETROL A.S.
Security	X9438T103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	CZ0009091500	Agenda		702444756 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Opening of the general meeting	Management	For	For
2	Approve the rules of procedure of the general meeting	Management	For	For
3	Election of persons into working bodies of the general meeting	Management	For	For
4
Receive the report of the Company's Board of Directors on
business activities of the Company and state of its property for
2009 and explanatory report of the Company's Board of Directors prepared pursuant to Section 118 8  of Capital Market Business
Act
		Management	For	For
5
Receive the report on the controlling activities of the Supervisory
Board in 2009, position of the Supervisory Board to review the ordinary non-consolidated financial statements as of 31 DEC
2009, the ordinary consolidated financial statements as of 31 DEC
2009, the proposal of the Company's Board of Directors on
distribution of profit for 2009 by its transferring to the account of undistributed profits of the Company and position of the
Supervisory Board to review the related parties report for 2009
		Management	For	For
6	Receive the report of the Audit Committees on results of its activities	Management	For	For
7	Approve the report of the Company's Board of Directors on business activities of the Company and state of its property for 2009	Management	For	For
8	Approve the ordinary non-consolidated financial statements as of 31 DEC 2009	Management	For	For
9	Approve the ordinary consolidated financial statements as of 31 DEC 2009	Management	For	For
10
Approve the decision on distribution of profit for 2009 by its transferring to the account of undistributed profits of the Company pursuant to Article 26 1  of the Articles of Association of the
Company
		Management	For	For
11	Closing of the general meeting	Management	For	For

CHINA COSCO HOLDINGS CO. LTD
Security	Y1455B106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	CNE1000002J7	Agenda		702449934 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLIC-KING ON THE MATERIAL URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk- /20100429/LTN20100429402.pdf	Non-Voting
1	Approve the report of the Board of Directors of the Company [the 'Board of Directors'] for the YE 31 DEC 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
3	Approve the audited financial statements and the Auditors' report of the Company for the YE 31 DEC 2009	Management	For	For
4	Approve the 2009 profit distribution plan	Management	For	For
5
Re-appoint PricewaterhouseCoopers as the International Auditors of the Company and Zhongruiyuehua certified Public Accountants
co., ltd. as the PRC Auditors of the Company to hold office until the conclusion of the next AGM and to authorize the Board of
Directors to fix their remuneration
		Management	For	For
S.6
Approve the issue of medium term notes in an aggregate principal amount not exceeding RMB 10 billion [the medium- term notes]
and  authorize the Board of Directors to deal with all matters in connection with the issue of the Medium Term Notes
		Management	For	For

TIGER BRANDS LTD
Security	S84594142	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	21-Jun-2010
ISIN	ZAE000071080	Agenda		702471121 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve, subject to the Listings Requirements and the Act, the
Company makes a specific cash payment of 270 cents per
ordinary share to members of the Company registered as such at the close of business on Friday, 09 JUL 2010, by way of a
reduction in the Company's share premium account
		Management	For	For
2
Authorize the Directors of the Company, subject to the Listings
Requirements, and the Act, to make a payment to shareholders out of the Company's share premium account, in lieu of a final dividend, or part thereof, for the YE 30 SEP 2010, provided that:
Authority expires the earlier of the conclusion of the shall next
AGM or 15 months from the date of this meeting ; having regard to any other payments to shareholders (including the cash
distribution contemplated in ordinary resolution number CONT
		Management	For	For
CONT
CONT 1) such payments will not in aggregate exceed 20% of the
Company's-issued share capital, including reserves but excluding minority interests and-revaluation of Assets and Intangible Assets that are not supported by a-valuation by an independent
professional expert acceptable to the JSE-prepared within the last
6 months, in any one FY; and such payments are made-pro rata to all shareholders and otherwise in compliance with the Listings-
Requirements, subject to the above, the quantum of the reduction in share-premium will be determined by the board of the Company or its delegee
Non-Voting
3	Authorize any Director or Officer of the Company, to execute all documents and to do all such further acts and things as may be necessary to give effect to Ordinary Resolutions 1 and 2	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN RECEIPT OF CONSERVATIVE R-ECORD DATE. IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS-PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

BEIJING CAPITAL INTERNATIONAL AIRPORT CO LTD
Security	Y07717104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Jun-2010
ISIN	CNE100000221	Agenda		702387083 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the report of the Board of Directors of the Company (the "Board") for the YE 31 DEC 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
3	Approve the audited Financial Statements and the Independent Auditor's Report for the YE 31 DEC 2009	Management	For	For
4	Approve the profit appropriation proposal for the YE 31 DEC 2009	Management	For	For
5
Appointment of Mr. Zhang Guanghui as the Executive Director of
the Company, and the granting of the authorisation to the Board to determine his remuneration. His term will commence from the
conclusion of this meeting until the expiration of the term of the fourth session of the Board, i.e., the date of the annual general meeting of the Company to be held in 2011
		Management	For	For
6
Authorize the Board to arrange for service contract and/or
appointment letter to be issued by the Company to Mr. Zhang
Guanghui, upon such terms and conditions as the Board shall
think fit, and to do all such acts and things to effect such matters
		Management	For	For
7
Re-appointment of PricewaterhouseCoopers Zhong Tian CPAs
Limited Company and PricewaterhouseCoopers, as the
Company's PRC and international auditors, respectively, for the year ended 31 December 2010 and the granting of the
authorisation to the Board to determine their remuneration
		Management	For	For

YUEXIU PROPERTY CO LTD
Security	Y9863Z102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Jun-2010
ISIN	HK0123000694	Agenda		702406376 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2 0100429049.pdf	Non-Voting
1	Approve the audited consolidated financial statements for the YE 31 DEC 2009 and the reports of the Directors and Auditor thereon	Management	For	For
2.1	Re-election of Mr Liang Yi as Director	Management	For	For
2.2	Re-election of Mr Tang Shouchun as Director	Management	For	For
2.3	Re-elect Mr. Liang Youpan as a Director	Management	For	For
2.4	Re-election of Mr Lam Yau Fung Curt as Direction	Management	For	For
2.5	Re-election of Mr Lee Ka Lun as Director	Management	For	For
2.6	Authorize the Board to fix Directors their remuneration	Management	For	For
3	Re-appointment of PricewaterhouseCoopers as Auditor of the Company and to authorize the board to fix their remuneration	Management	For	For
4.a	Approve to give a general mandate to the Directors to repurchase shares of the Company	Management	For	For
4.b	Approve to give a general mandate to the Directors to issue and deal with additional shares in the Company	Management	For	For
4.c	Approve to include the nominal amount of the shares repurchased by the Company to the mandate granted to the Directors under resolution 4B	Management	For	For

HUANENG PWR INTL INC
Security	Y3744A105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Jun-2010
ISIN	CNE1000006Z4	Agenda		702421140 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100506/LTN2 0100506817.pdf	Non-Voting
1	Approve the working report from the Board of Directors of the Company for year 2009	Management	For	For
2	Approve the working report from the Supervisory Committee of the Company for year 2009	Management	For	For
3	Approve the audited financial statements of the Company for year 2009	Management	For	For
4	Approve the profit distribution plan of the Company for year 2009	Management	For	For
5	Approve the proposal regarding the appointment of the Company's Auditors for year 2010	Management	For	For
S.6	Approve the proposal regarding the issue of short-term debentures by the Company	Management	For	For

AXIATA GROUP BHD
Security	Y0488A101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Jun-2010
ISIN	MYL6888OO001	Agenda		702458503 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the audited financial statements for the FYE 31 DEC 2009 together with the report of the Directors and the Auditors thereon	Management	For	For
2	Re-elect Dato' Sri Jamaludin Ibrahim as a Director, who retire by rotation pursuant to Article 93 of the Company's Articles of Association	Management	For	For
3	Re-elect Tan Sri Ghazzali Sheikh Abdul Khalid as a Director, who retire by rotation pursuant to Article 93 of the Company's Articles of Association	Management	For	For
4	Re-elect Dr. Farid Mohamed Sani who was appointed to the Board during the year and retires pursuant to Article 99 (ii) of the Company's Articles of Association	Management	For	For
5	Approve the payment of Directors' fees of MYR 2,005,484.00 for the FYE 31 DEC 2009	Management	For	For
6	Re-appoint PricewaterhouseCoopers as the Auditors of the Company for the FY ending 31 DEC 2010 and authorize the Directors to fix their remuneration	Management	For	For
7
Authorize Axiata Group Berhad (Company) and/or its subsidiaries, in accordance with Paragraph 10.09 of the Main Market Listing
Requirements of Bursa Malaysia Securities Berhad, to enter into recurrent related party transactions of a revenue or trading nature, as set out in Appendix I of the Circular to Shareholders dated 31
MAY 2010 dispatched together with the Company's annual report
2009, which are necessary for the day-to-day operations in the ordinary course of the business of the Company and/or its
subsidiaries on terms not more favorable to the related parties than those generally available to the public and are not
detrimental to the minority shareholders of the Company;
Authority shall continue to be in force and effect until the conclusion of the next AGM of the Company at which time the
authority will lapse, CONTD
		Management	For	For
CONT
CONTD unless the authority is renewed by a resolution passed at such general-meeting; the expiration of the period within which the
Company's next AGM is-required to be held under Section 143(1)
of the Companies Act, 1965 (but-shall not extend to such
extension as may be allowed pursuant to Section-143(2) of the
Companies Act, 1965); or revoked or varied by resolution passed-
by the shareholders of the Company in a general meeting,
whichever is earlier-; and authorize the Directors to complete and do all such acts, deeds and-things (including without limitation, to execute such documents under the-common seal in accordance
with the provisions of the Articles of Association-of the Company, as may be required) to give effect to the aforesaid-shareholders'
mandate and transaction contemplated under this resolution
Non-Voting
0	To consider any other business of the Company of which due notice has been-received	Non-Voting

ALUMINUM CORPORATION OF CHINA LTD
Security	Y0094N109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Jun-2010
ISIN	CNE1000001T8	Agenda		702458870 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100506/LTN2 0100506715.pdf	Non-Voting
1	Approve the Directors' report for the YE 31 DEC 2009	Management	For	For
2	Approve the report of the Supervisory Committee for the YE 31 DEC 2009	Management	For	For
3
Approve the Independent Auditor's report and the audited financial report of the Company for the YE 31 DEC 2009 [including the
financial report prepared in accordance with the International
Financial Reporting Standards and the financial report prepared in accordance with the PRC Accounting Standards for Business
Enterprises [2006]]
		Management	For	For
4	Approve the non-payment of 2009 final dividends for the YE 31 DEC 2009 and non-implementation of increasing share capital by transferring capital reserves	Management	For	For
5.a	Re-appoint Mr. Xiong Weiping as an Executive Director of the 4th session of the Board for a term of three years expiring upon conclusion of the Company's 2012 AGM	Management	For	For
5.b	Re-appoint Mr. Luo Jianchuan as an Executive Director of the 4th session of the Board for a term of three years expiring upon conclusion of the Company's 2012 AGM	Management	For	For
5.c	Re-appoint Mr. Chen Jihua as an Executive Director of the 4th session of the Board for a term of three years expiring upon conclusion of the Company's 2012 AGM	Management	For	For
5.d	Re-appoint Mr. Liu Xiangmin as an Executive Director of the 4th session of the Board for a term of three years expiring upon conclusion of the Company's 2012 AGM	Management	For	For
6.a	Re-appoint Mr. Shi Chungui as a Non-Executive Directors of the 4th session of the Board for a term of three years expiring upon conclusion of the Company's 2012 AGM	Management	For	For
6.b	Re-appoint Mr. Lv Youqing as a Non-Executive Directors of the 4th session of the Board for a term of three years expiring upon conclusion of the Company's 2012 AGM	Management	For	For
7.a	Re-appoint Mr. Zhang Zhuoyuan as an Independent Non- Executive Directors of the 4th session of the Board for a term of three years expiring upon conclusion of the Company's 2012 AGM	Management	For	For
7.b	Re-appoint Mr. Wang Mengkui as an Independent Non-Executive Directors of the 4th session of the Board for a term of three years expiring upon conclusion of the Company's 2012 AGM	Management	For	For
7.c	Re-appoint Mr. Zhu Demiao as an Independent Non-Executive Directors of the 4th session of the Board for a term of three years expiring upon conclusion of the Company's 2012 AGM	Management	For	For
8.a	Re-appoint Mr. Ao Hong as shareholders-elected Supervisors of the 4th session of the Supervisory Committee for a term of three years expiring upon conclusion of the Company's 2012 AGM	Management	For	For
8.b	Re-appoint Mr. Zhang Zhankui as shareholders-elected Supervisors of the 4th session of the Supervisory Committee for a term of three years expiring upon conclusion of the Company's 2012 AGM	Management	For	For
9	Authorize the Board to set the remuneration for the Company's Directors and Supervisors for year 2010	Management	For	For
10	Approve the renewal of one-year liability insurance for the Company's Directors, Supervisors and Senior Management [from 18 MAY 2010 to 17 MAY 2011]	Management	For	For
11
Re-appoint PricewaterhouseCoopers [Certified Public
Accountants, Hong Kong] as the International Auditors and
PricewaterhouseCoopers Zhong Tian CPAs Company Limited as
PRC Auditors of the Company to hold office until conclusion of the next AGM, and authorize the Audit Committee of the Board to
determine their remuneration
		Management	For	For
12	Approve proposals [if any] put forward at such meeting by any shareholder(s) holding 3% or more of the shares carrying the right to vote at such meeting	Management	For	For
S.13
Amend the Articles of Association of the Company [as specified], and authorize any one Director or Secretary to the Board to deal with on behalf of the Company the relevant filing, amendments and registration [where necessary] procedures and other related issues arising from the amendments to the Articles of Association of the Company
		Management	For	For
S.14	Approve the issue mandate	Management	For	For
S.15	Approve the issue of short-term bills	Management	For	For
S.16	Approve the issue of medium-term notes	Management	For	For

CHINA CITIC BANK CORPORATION LTD, BEIJING
Security	Y1434M116	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	23-Jun-2010
ISIN	CNE1000001Q4	Agenda		702408077 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2 0100429813.pdf	Non-Voting
1	Approve the report of the Board of Directors of the Bank for the year 2009	Management	For	For
2	Approve the report of the Board of Supervisors of the Bank for the year 2009	Management	For	For
3	Approve the annual report of the Bank for the year 2009	Management	For	For
4	Approve the financial report of the Bank for the year 2009	Management	For	For
5	Approve the Profit Distribution Plan of the Bank for the year 2009	Management	For	For
6	Approve the Financial Budget Plan of the Bank for the year 2010	Management	For	For
7	Approve the resolution on engagement of accounting firms and their service fees for the year 2010	Management	For	For

DOGAN SIRKETLER GRUBU HOLDINGS AS, ISTANBUL
Security	M2810S100	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	23-Jun-2010
ISIN	TRADOHOL91Q8	Agenda		702483948 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: POWER
OF ATTORNEY (POA) REQUIRMENTS-VARY BY CUSTODIAN.
GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
WOULD-ELIMINATE THE NEED FOR THE INDIVIDUAL
BENEFICIAL OWNER POA. IN THE ABSENCE OF-THIS
ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER POA
MAY BE REQUIRED. IF YOU-HAVE ANY QUESTIONS PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
THANK-YOU.
Non-Voting
1	Election of the Presidency Board	Management	For	For
2	Authorize the Presidency Board to sign the minutes of the meeting	Management	For	For
3	Amend the Article 4. of Article of Association of the Company	Management	For	For
4	Approve the reports prepared by the Board, Auditors and the Independent Audit firm, the balance sheet and profit loss statement	Management	For	For
5	Approve the release of the Board members	Management	For	For
6	Approve the release of the Auditors	Management	For	For
7	Approve the decision on Boards proposal regarding profit distribution	Management	For	For
8	Election of the Board and approve to determine their numbers, term of office and wages	Management	For	For
9	Election of the Auditors and approve to determine their numbers, term of office and wages	Management	For	For
10	Approve the decision on Independent Audit Firm	Management	For	For
11	Authorize the Board to issue bond	Management	For	For
12	Authorize the Board to act in accordance with the Article 334 and 335 of the Turkish Commercial Code	Management	For	For
13	Approve to inform shareholders about donations, given collateral, dividend distribution policy and other issues has to be informed to shareholders	Management	For	For
14	Wishes	Management	For	For

CHINA MERCHANTS BANK CO LTD, SHENZEN
Security	Y14896115	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	23-Jun-2010
ISIN	CNE1000002M1	Agenda		702497430 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 698837 DUE TO ADDITION OF-RESOLTUION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Approve the work report of the Board of Directors for the year 2009	Management	For	For
2.	Approve the work report of the Board of Supervisors for the year 2009	Management	For	For
3.	Approve the annual report for the year 2009 [including the audited financial report]	Management	For	For
4.	Approve the final financial report for the year 2009	Management	For	For
5.	Approve the proposed profit appropriations plan [including the distribution of final dividends] for the year 2009	Management	For	For
6.	Approve the resolution to appoint the accounting firms for the year 2010 and their remuneration	Management	For	For
7.1	Re-appointment of Mr. Qin Xiao as Non-Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.2	Re-appointment of Mr. Wei Jiafu as Non-Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.3	Re-appointment of Mr. Fu Yuning as Non-Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.4	Re-appointment of Mr. Li Yinquan as Non-Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.5	Appointment of Mr. Fu Gangfeng as Non-Executive Director of the Company for a term of 3 years from the date on which his qualification is approved by the China Banking Regulatory Commission	Management	For	For
7.6	Re-appointment of Mr. Hong Xiaoyuan as Non-Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.7	Re-appointment of Ms. Sun Yueying as Non-Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.8	Re-appointment of Mr. Wang Daxiong as Non-Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.9	Re-appointment of Mr. Fu Junyuan as Non-Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.10	Re-appointment of Mr. Ma Weihua as Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.11	Re-appointment of Mr. Zhang Guanghua as Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.12	Re-appointment of Mr. Li Hao as Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.13
Re-appointment of Mr. Wu Jiesi as Independent Non-Executive
Director of the Company, with immediate effect, for a term of 3 years, except subject to adjustments pursuant to the requirements of the relevant applicable laws and regulations
		Management	For	For
7.14	Re-appointment of Mr. Yi Xiqun as Independent Non-Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.15	Re-appointment of Ms. Yan Lan as Independent Non-Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.16
Re-appointment of Mr. Chow Kwong Fai, Edward as Independent
Non-Executive Director of the Company, with immediate effect, for a term of 3 years, except subject to adjustments pursuant to the requirements of the relevant applicable laws and regulations
		Management	For	For
7.17
Re-appointment of Mr. Liu Yongzhang as Independent Non-
Executive Director of the Company, with immediate effect, for a term of 3 years, except subject to adjustments pursuant to the requirements of the relevant applicable laws and regulations
		Management	For	For
7.18
Re-appointment of Ms. Liu Hongxia as Independent Non-
Executive Director of the Company, with immediate effect, for a term of 3 years, except subject to adjustments pursuant to the requirements of the relevant applicable laws and regulations
		Management	For	For
8.1	Re-appointment of Mr. Zhu Genlin as Shareholder Representative Supervisor of the Company, with immediate effect, for a term of 3 years	Management	For	For
8.2	Appointment of Mr. Hu Xupeng as Shareholder Representative Supervisor of the Company, with immediate effect, for a term of 3 years	Management	For	For
8.3	Appointment of Mr. Wen Jianguo as Shareholder Representative Supervisor of the Company, with immediate effect, for a term of 3 years	Management	For	For
8.4	Re-appointment of Mr. Li Jiangning as Shareholder Representative Supervisor of the Company, with immediate effect, for a term of 3 years	Management	For	For
8.5
Re-appointment of Mr. Shi Jiliang as External Supervisor of the
Company, with immediate effect, for a term of 3 years, except subject to adjustments pursuant to the requirements of the
relevant applicable laws and regulations
		Management	For	For
8.6
Re-appointment of Mr. Shao Ruiqing as External Supervisor of the
Company, with immediate effect, for a term of 3 years, except subject to adjustments pursuant to the requirements of the
relevant applicable laws and regulations
		Management	For	For
9.	Approve the Mid-term Capital Management Plan for China Merchants Bank	Management	For	For
10.	Approve the assessment report on the duty performance of Directors for the year 2009	Management	For	For
11.	Approve the assessment report on the duty performance of Supervisors for the year 2009	Management	For	For
12.	Approve the duty performance and cross-evaluation reports of Independent Non-Executive Directors for the year 2009	Management	For	For
13.	Approve the duty performance and cross-evaluation reports of External Supervisors for the year 2009	Management	For	For
14.	Approve the related party transaction report for the year 2009	Management	For	For
15.	Appointment of Mr. Han Mingzhi as External Supervisor of the Company, with immediate effect, for a term of 3 years	Management	For	For

MOBILE TELESYSTEMS OJSC, MOSCOW
Security	X5430T109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	24-Jun-2010
ISIN	RU0007775219	Agenda		702425174 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the order of annual shareholders meeting	Management	For	For
2	Approve the annual report, balance sheet, profit and loss statement, profit and loss distribution and dividend payment for the year 2009	Management	For	For
3	Election of Board of Directors	Management	For	For
4	Election of Audit Commission	Management	For	For
5	Approve the External Auditor	Management	For	For
6	Approve the new edition of the charter of the Company	Management	For	For
7	Approve the new edition of the provision of the general shareholders meeting	Management	For	For

CHINA CONSTRUCTION BANK CORPORATION
Security	Y1397N101	Meeting Type		Class Meeting
Ticker Symbol		Meeting Date	24-Jun-2010
ISIN	CNE1000002H1	Agenda		702453705 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100507/LTN2 0100507935.pdf	Non-Voting
S.1.1	Approve the proposed Rights Issue of A shares and H shares: type and nominal value of Rights Shares	Management	For	For
S.1.2	Approve the proposed Rights Issue of A shares and H shares: proportion and number of shares to be issued	Management	For	For
S.1.3	Approve the proposed Rights Issue of A shares and H shares: subscription price of the Rights Issue	Management	For	For
S.1.4	Approve the proposed Rights Issue of A shares and H shares: target subscribers	Management	For	For
S.1.5	Approve the proposed Rights Issue of A shares and H shares: use of proceeds	Management	For	For
S.1.6	Approve the proposed Rights Issue of A shares and H shares: arrangement for the accumulated undistributed profits of the Bank prior to the Rights Issue	Management	For	For
S.1.7	Approve the proposed Rights Issue of A shares and H shares: effective period of the resolution	Management	For	For

LUKOIL OIL COMPANY JSC, MOSCOW
Security	X5060T106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		24-Jun-2010
ISIN	RU0009024277	Agenda		702459036 - Management
Item	Proposal	Type	Vote	For/Against Management
cmmt
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 703825 DUE TO RECEIPT OF D-IRECTORS NAMES. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED-AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1	Approve the annual report, balance sheet, profit and loss statement, profit and loss distribution and dividend payment at RUB 52 per ordinary share for the year 2009	Management

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE NOTE THAT ONLY A VOTE "FOR" THE
DIRECTOR WILL BE CUMULATED. PLEASE CON-TACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY
QUESTIONS.
Non-Voting
2.1	Election of Alekperov, Vagit Yusufovich as a Board of Director	Management
2.2	Election of Belikov, Igor Vyacheslavovich as a Board of Director	Management
2.3	Election of Blazheev, Victor Vladimirovich as a Board of Director	Management
2.4	Election of Wallette (Jr.), Donald Evert as a Board of Director	Management
2.5	Election of Grayfer, Valery Isaakovich as a Board of Director	Management
2.6	Election of Gref, Herman Oskarovich as a Board of Director	Management
2.7	Election of Esaulkova, Tatiana Stanislavovna as a Board of Director	Management
2.8	Election of Ivanov, Igor Sergeevich as a Board of Director	Management
2.9	Election of Maganov, Ravil Ulfatovich as a Board of Director	Management
2.10	Election of Mikhailov, Sergei Anatolievich as a Board of Director	Management
2.11	Election of Mobius, Mark as a Board of Director	Management
2.12	Election of Shokhin, Alexander Nikolaevich as a Board of Director	Management
3.1	Election of Ivanova, Lyubov Gavrilovna as a Audit Commission	Management
3.2	Election of Kondratiev, Pavel Gennadievich as a Audit Commission	Management
3.3	Election of Nikitenko, Vladimir Nikolaevich as a Audit Commission	Management
4.1	Approve to pay remuneration and reimburse expenses to members of the Board of Directors of OAO 'LUKOIL' according to the appendix hereto	Management
4.2
Approve to establish additional remuneration for newly elected members of the Board of Directors for their participation in conferences and other events on written instructions of the
Chairman of the Board of Directors, in an amount of 104,000
Roubles, and to retain the amounts of remuneration for members of the Board of Directors of OAO 'LUKOIL' established by decision of the annual general shareholders meeting of OAO 'LUKOIL' of
26 June 2008 (Minutes No. 1)
Management
5.1
Approve to pay remuneration to each of the members of the Audit
Commission of OAO 'LUKOIL' in the amount established by
decision of the annual general shareholders meeting of OAO
'LUKOIL' of 26 June 2008 (Minutes No. 1) - 2,600,000 Roubles
Management
5.2
Approve to retain the amounts of remuneration for members of the
Audit Commission of OAO 'LUKOIL' established by decision of the annual general shareholders meeting of OAO 'LUKOIL' of 26 June
2008 (Minutes No. 1)
Management
6	Approve the independent Auditor of OAO 'LUKOIL' Closed Joint Stock Company KPMG	Management
7	Amend the regulations on the procedure for preparing and holding the general shareholders meeting of OAO 'Lukoil', pursuant to the appendix hereto	Management
8.1	Approve the Contract(s) of guarantee between OAO 'LUKOIL' (Guarantor) and Sberbank of Russia OAO (Bank)	Management
8.2	Approve the policy (contract) on insuring the liability of Directors, officers and corporations between OAO 'LUKOIL' (Policyholder) and OAO Kapital Strakhovanie (Insurer)	Management

PT BUMI RESOURCES TBK
Security	Y7122M110	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	24-Jun-2010
ISIN	ID1000068703	Agenda		702469001 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve to pledge all or part of the Company's asset in order to obtain loan from third party	Management	For	For
2	Re-appoint the Company's Board of Directors	Management	For	For

PT BUMI RESOURCES TBK
Security	Y7122M110	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	24-Jun-2010
ISIN	ID1000068703	Agenda		702487794 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the 2009 annual report	Management	For	For
2	Ratify the 2009 financial statement	Management	For	For
3	Approve the profit allocation	Management	For	For
4	Appoint public accountant	Management	For	For

CHINA CONSTRUCTION BANK CORPORATION
Security	Y1397N101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	24-Jun-2010
ISIN	CNE1000002H1	Agenda		702497389 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the 2009 report of Board of Directors	Management	For	For
2.	Approve the 2009 report of Board of Supervisors	Management	For	For
3.	Approve the 2009 final financial accounts	Management	For	For
4.	Approve the 2010 fixed assets investment budget	Management	For	For
5.	Approve the profit distribution plan for 2009	Management	For	For
6.	Approve the 2009 final emoluments distribution plan for Directors and Supervisors	Management	For	For
7.	Approve the appointment of Auditors for 2010	Management	For	For
S.8.1	Approve the proposed Rights Issue of A Shares and H Shares: Type and nominal value of Rights Shares	Management	For	For
s.8.2	Approve the proposed Rights Issue of A Shares and H Shares: Proportion and number of Shares to be issued	Management	For	For
s.8.3	Approve the proposed Rights Issue of A Shares and H Shares: Subscription Price of the Rights Issue	Management	For	For
s.8.4	Approve the proposed Rights Issue of A Shares and H Shares: Target subscribers	Management	For	For
s.8.5	Approve the proposed Rights Issue of A Shares and H Shares: Use of Proceeds	Management	For	For
s.8.6	Approve the proposed Rights Issue of A Shares and H Shares: Arrangement for the accumulated undistributed profits of the Bank prior to the Rights Issue	Management	For	For
s.8.7	Approve the proposed Rights Issue of A Shares and H Shares: Effective period of the resolution	Management	For	For
s.9	Approve the authorizations for the Rights Issue of A shares and H shares	Management	For	For
10.	Approve the feasibility report on the proposed use of proceeds raised from the rights issue of A shares and H shares	Management	For	For
11.	Approve the report on the use of proceeds from the previous A share issue	Management	For	For
12.	Approve the mid-term plan of capital management	Management	For	For
13.1	Election of Mr. Guo Shuqing to continue serving as an Executive Director of the Bank	Management	For	For
13.2	Election of Mr. Zhang Jianguo to continue serving as an Executive Director of the Bank	Management	For	For
13.3	Election of Lord Peter Levene to continue serving as an Independent Non-Executive Director of the Bank	Management	For	For
13.4	Election of Dame Jenny Shipley to continue serving as an Independent Non-Executive Director of the Bank	Management	For	For
13.5	Election of Ms. Elaine La Roche to continue serving as an Independent Non-Executive Director of the Bank	Management	For	For
13.6	Election of Mr. Wong Kai-Man to continue serving as an Independent Non-Executive Director of the Bank	Management	For	For
13.7	Election of Ms. Sue Yang to serve as Non-Executive Director of the Bank	Management	For	For
13.8	Election of Mr. Yam Chi Kwong, Joseph to serve as an Independent Non-Executive Director of the Bank	Management	For	For
13.9	Election of Mr. Zhao Xijun to serve as an Independent Non- Executive Director of the Bank	Management	For	For
14.1	Election of Mr. Xie Duyang to continue serving as shareholder representative Supervisor of the Bank	Management	For	For
14.2	Election of Ms. Liu Jin to continue serving as shareholder representative Supervisor of the Bank	Management	For	For
14.3	Election of Mr. Guo Feng to continue serving as External Supervisor of the Bank	Management	For	For
14.4	Election of Mr. Dai Deming to continue serving as External Supervisor of the Bank	Management	For	For
14.5	Election of Mr. Song Fengming to serve as shareholder representative Supervisor of the Bank	Management	For	For
15.1	Election of Mr. Zhu xiaohuang as an Executive Director of the bank	Management	For	For
15.2	Election of Ms. Wang Shumin as an Non-Executive Director of the bank	Management	For	For
15.3	Election of Mr. Wang Yong as an Non-Executive Director of the bank	Management	For	For
15.4	Election of Ms. Li Xiaoling as an Non-Executive Director of the bank	Management	For	For
15.5	Election of Mr. Zhu Zhenmin as an Non-Executive Director of the bank	Management	For	For
15.6	Election of Mr. Lu Xiaoma as an Non-Executive Director of the bank	Management	For	For
15.7	Election of Ms. Chen Yuanling as an Non-Executive Director of the bank	Management	For	For
16.	Approve the adjustment of items of delegation of authorities by the shareholders' general meeting	Management	For	For

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 680264 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

YANZHOU COAL MNG CO LTD
	Security	Y97417102	Meeting Type		Class Meeting
	Ticker Symbol		Meeting Date	25-Jun-2010
	ISIN	CNE1000004Q8	Agenda		702403697 - Management
Item	Proposal		Type	Vote	For/Against Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'FOR' OR 'AGAINST' ONLY FOR-RESOLUTIONS "S.1". THANK YOU.		Non-Voting
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN2 0100423715.pdf		Non-Voting
S.1	Approve the mandate on authorizing the Board of Directors to repurchase H Shares of the Company		Management	For	For

O A O TATNEFT
Security	X89366102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	RU0009033591	Agenda		702427180 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the annual report	Management	For	For
2.	Approve the balance sheet, profit and loss statement	Management	For	For
3.	Approve the profit and loss distribution	Management	For	For
4.	Approve the dividend payment at RUB 6.56 per ordinary share and RUB 6.56 per preferred share for the year 2009	Management	For	For
5.	Election of the Board of Directors	Management	For	For
6.	Election of Audit Commission	Management	For	For
7.	Approve and External Auditor	Management	For	For
8.	Approve the new edition of the charter of the Company	Management	For	For
9.	Approve the new edition of the provision on the general shareholders meeting	Management	For	For

SURGUTNEFTEGAZ OJSC, SURGUT
Security	X8799U105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	RU0008926258	Agenda		702434630 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the annual report of the Company for the FY 2009	Management	For	For
2	Approve the balance sheet, profit and loss statement	Management	For	For
3	Approve the profit and loss distribution and dividend payment for the year 2009	Management	For	For
4	Election of the Board of Directors	Management	For	For
5	Election of the Audit Commission and approve the amount of remuneration to be paid to the Members of the Company's Auditing Commission	Management	For	For
6	Approve an external Auditor	Management	For	For
7	Approve an interested party transactions which can be concluded in the future in the process of business activity	Management	For	For
8	Approve to introduce the amendments and addenda into the Charter of the Company	Management	For	For

GAZPROM O A O
Security	X7204C106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	RU0007661625	Agenda		702455317 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT BECAUSE OF THE SIZE OF THE
AGENDA [139 RESOLUTIONS] FOR THE G-AZPROM OF
RUSSIA MEETING. THE AGENDA HAS BEEN BROKEN UP
AMONG TWO INDIVIDUAL M-EETINGS. THE MEETING IDS
AND HOW THE RESOLUTIONS HAVE BEEN BROKEN OUT
ARE AS F-OLLOWS: MEETING ID 709769 [RESOLUTIONS 1
THROUGH 10.70] AND MID 711573[RESOLUT-IONS 10.71
THROUGH 12.11]. IN ORDER TO VOTE ON THE COMPLETE
AGENDA OF THIS MEE-TING YOU MUST VOTE ON BOTH THE
MEETINGS.
Non-Voting
1.	Approval of the annual report of OAO "Gazprom" for 2009	Management	For	For
2.	Approval of the annual accounting statements, including the profit and loss reports (profit and loss accounts) of the Company based on the results of 2009	Management	For	For
3.	Approval of the distribution of profit of the Company based on the results of 2009	Management	For	For
4.	Approval of the amount of, time for and form of payment of annual dividends on the Company's shares that have been proposed by the Board of Directors of the Company based on the results of 2009	Management	For	For
5.	Approval of the Closed Joint Stock Company PricewaterhouseCoopers Audit as the Company's External Auditor	Management	For	For
6.	Amendments to the Clauses 19.1, 21.3, 31.1, 32.1 and 53.1 and Article 55 of the Charter of OAO Gazprom	Management	For	For
7.	Amendments to Article 23 and Clauses 24.2 and 25.1 of the Regulation on the General Shareholders' Meeting of OAO Gazprom	Management	For	For
8.	Payment of remuneration to Members of the Board of Directors in the amounts recommended by the Board of Directors of the Company	Management	For	For
9.	Payment of remuneration to Members of the Audit Commission in the amounts recommended by the Board of Directors of the Company	Management	For	For
10.1
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and
Gazprombank [Open Joint Stock Company] regarding receipt by
OAO Gazprom of funds in a maximum sum of 500 million U.S.
dollars or its equivalent in Rubles or Euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 12% per annum in the case of loans in U.S.
Dollars/Euros and at a rate not exceeding the Bank of Russia's refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in
Rubles
		Management	For	For
10.2
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and
Sberbank of Russia OAO regarding receipt by OAO Gazprom of
funds in a maximum sum of 1.5 billion U.S. Dollars or its
equivalent in Rubles or Euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 12% per annum in the case of loans in U.S.
Dollars/Euros and at a rate not exceeding the Bank of Russia's refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in
Rubles
		Management	For	For
10.3
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
VTB Bank regarding receipt by OAO Gazprom of funds in a
maximum sum of 1 billion U.S. Dollars or its equivalent in Rubles or Euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 12% per annum in the case of loans in U.S. Dollars/Euros and at a rate not exceeding the Bank of Russia's refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in Rubles
		Management	For	For
10.4
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and State
Corporation "Bank for Development and Foreign Economic Affairs
[Vnesheconombank]" regarding receipt by OAO Gazprom of cash
in a maximum amount of 6 billion U.S. Dollars or its equivalent in
Rubles or Euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 12%
per annum in the case of loans in U.S. dollars / euros and at a rate not exceeding the Bank of Russia's refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in Rubles
		Management	For	For
10.5
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of transactions between OAO Gazprom and
Gazprombank [Open Joint Stock Company] entered into under the loan facility agreement between OAO Gazprom and the Bank,
involving receipt by OAO Gazprom of cash in the maximum
amount of 25 billion Rubles, for a term not exceeding 30 calendar days, with interest for using the loans to be paid at a rate not exceeding the reference offered rate for Ruble loans [deposits] in the Moscow money market [MosPrime Rate] established for loans with a maturity equal to the period of using the applicable loan, quoted as of the date of entry into the applicable transaction, plus
2%
		Management	For	For
10.6
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of transactions between OAO Gazprom and Sberbank
of Russia OAO entered into under the loan facility agreement between OAO Gazprom and the Bank, involving receipt by OAO
Gazprom of cash in the maximum amount of 17 billion Rubles, for a term not exceeding 30 calendar days, with interest for using the loans to be paid at a rate not exceeding the reference offered rate for Ruble loans [deposits] in the Moscow money market
[MosPrime Rate] established for loans with a maturity equal to the period of using the applicable loan, quoted as of the date of entry into the applicable transaction, plus 4%
		Management	For	For
10.7
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of transactions between OAO Gazprom and ZAO
Gazenergoprombank entered into under the loan facility
agreement between OAO Gazprom and the Bank, involving
receipt by OAO Gazprom of cash in the maximum amount of 100
million U.S. Dollars, for a term not exceeding 30 calendar days, with interest for using the loans to be paid at a rate not exceeding the London Interbank Offered Rate [LIBOR] established for loans with a maturity equal to the period of using the applicable loan, quoted as of the date of entry into the applicable transaction, plus
4%
		Management	For	For
10.8
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of transactions between OAO Gazprom and OAO Bank
VTB, entered into under the loan facility agreement between OAO
Gazprom and the bank, involving receipt by OAO Gazprom of
cash in the maximum amount of 5 billion Rubles, for a term not exceeding 30 calendar days, with interest for using the loans to be paid at a rate not exceeding the reference offered rate for Ruble loans [deposits] in the Moscow money market [MosPrime Rate]
established for loans with a maturity equal to the period of using the applicable loan, quoted as of the date of entry into the applicable transaction, plus 4%
		Management	For	For
10.9
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
Gazprombank [Open Joint Stock Company] will accept and credit, upon the terms and conditions announced by the Bank, cash
transferred to accounts opened in OAO Gazprom's name and
conduct operations through the accounts in accordance with OAO
Gazprom's instructions, as well as agreements between OAO
Gazprom and Gazprombank [Open Joint Stock Company]
regarding in the account of a non-reducible balance in a maximum amount not exceeding 20 billion Rubles or its equivalent in a foreign currency per transaction, with interest to be paid by the bank at a rate not lower than 0.1% per annum in the relevant currency
		Management	For	For
10.10
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and
Sberbank of Russia OAO, ZAO Gazenergoprombank and OAO
Bank VTB pursuant to which the Banks will accept and credit, upon the terms and conditions announced by the Banks, cash
transferred to accounts opened in OAO Gazprom's name and
conduct operations through the accounts in accordance with OAO
Gazprom's instructions
		Management	For	For
10.11
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and
Gazprombank [Open Joint Stock Company], Sberbank of Russia
OAO, ZAO Gazenergoprombank and OAO Bank VTB, pursuant to
which the Banks will provide services to OAO Gazprom making
use of electronic payments system of the respective Bank,
		Management	For	For

including receipt from OAO Gazprom of electronic payment
documents for executing payment operations through the
accounts, provision of electronic statements of accounts and conduct of other electronic document processing, and OAO
Gazprom will pay for the services provided at the tariffs of the respective Bank effective at the time of the provision of the services

10.12
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, the foreign currency purchase/sale transactions
between OAO Gazprom and Gazprombank [Open Joint Stock
Company] to be entered into under the General Agreement on the
Conduct of Conversion Operations No. 3446 between OAO
Gazprom and the Bank dated September 12, 2006, in the
maximum amount of 500 million U.S. Dollars or its equivalent in
Rubles, Euros or other currency for each transaction
		Management	For	For
10.13
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
OAO Gazprom will issue suretyships to secure performance by
OAO Gazprom's subsidiary companies of their obligations to
Gazprombank [Open Joint Stock Company] with respect to the
Bank's guarantees issued to the Russian Federation's tax
authorities in connection with the subsidiary companies
challenging such tax authorities' claims in court, in an aggregate maximum amount equivalent to 500 million U.S. Dollars and for a period not exceeding 14 months
		Management	For	For
10.14
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and
Sberbank of Russia OAO pursuant to which OAO Gazprom will
issue suretyships to secure performance by OAO Gazprom's
subsidiary companies of their obligations to Sberbank of Russia
OAO with respect to the Bank's guarantees issued to the Russian
Federation's tax authorities in connection with the subsidiary companies challenging such tax authorities' claims in court, in an aggregate maximum amount equivalent to 500 million U.S. Dollars and for a period not exceeding 14 months
		Management	For	For
10.15
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
OAO Gazprom will issue suretyships to secure performance by
OAO Gazprom's subsidiary companies of their obligations to
Gazprombank [Open Joint Stock Company] with respect to the
Bank's guarantees issued to the Russian Federation's tax
authorities related to such companies' obligations to pay excise taxes in connection with exports of petroleum products that are subject to excise taxes, and eventual penalties, in the aggregate maximum amount of 1.8 billion Rubles and for a period not
exceeding 14 months
		Management	For	For
10.16
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreement between OAO Gazprom and Bank
Societe Generale pursuant to which OAO Gazprom undertakes to
Bank Societe Generale to secure performance by OOO Gazprom
Export of its obligations under a direct contract in connection with the gas transportation agreement between Nord Stream AG and
OOO Gazprom Export, concluded between OOO Gazprom Export
and Bank Societe Generale [hereinafter referred to as "Direct
Contract in connection with the GTA"] including the obligations to pay a termination fee pursuant to the terms and conditions of the
Direct Contract in connection with the GTA, in an aggregate
maximum amount of 12.094 billion Euros
		Management	For	For
10.17
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Beltransgaz pursuant to which OAO Gazprom will grant OAO
Beltransgaz temporary possession and use of the facilities of the
Yamal-Europe trunk gas pipeline system and the related service equipment that are situated in the territory of the Republic of
Belarus for a period not exceeding 12 months and OAO
Beltransgaz will make payment for using such property in the maximum amount of 6.4 billion Rubles
		Management	For	For
10.18
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OOO
Gazpromtrans pursuant to which OAO Gazprom will grant OOO
Gazpromtrans temporary possession and use of the infrastructure facilities of the railway stations of the Surgutskiy Condensate
Stabilization Plant, Sernaya railway station and Tvyordaya Sera railway station, the facilities of the railway station situated in the town of Slavyansk-na-Kubani, the facilities of the railway line between Obskaya and Bovanenkovo stations, as well as the
software and hardware solutions "System for Managing OAO
Gazprom's Property and Other Assets at OOO Gazpromtrans
Level [ERP]" and "Electronic Archive Module at OOO
Gazpromtrans Level" for a period not exceeding 12 months and
OOO Gazpromtrans will make payment for using such property in the maximum amount of 3.6 billion Rubles
		Management	For	For
10.19
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and ZAO
Gazprom Neft Orenburg pursuant to which OAO Gazprom will
grant ZAO Gazprom Neft Orenburg temporary possession and
use of the wells, downhole and above-ground well equipment
within the Eastern Segment of the Orenburgskoye oil and gas-
condensate field for a period not exceeding 12 months and ZAO
Gazprom Neft Orenburg will make payment for using such
property in the maximum amount of 1.49 billion Rubles
		Management	For	For
10.20
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Lazurnaya pursuant to which OAO Gazprom will grant OAO
Lazurnaya temporary possession and use of the property of the first and second units of the Lazurnaya Peak Hotel complex
situated in the city of Sochi, for a period not exceeding 12 months and OAO Lazurnaya will make payment for using such property in the maximum amount of 83.4 million Rubles
		Management	For	For
10.21
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the Agreements between OAO Gazprom and DOAO
Tsentrenergogaz of OAO Gazprom pursuant to which OAO
Gazprom will grant DOAO Tsentrenergogaz of OAO Gazprom
temporary possession and use of the building and equipment of the repair and machining shop at the home base of the oil and gas production department for the Zapolyarnoye gas-oil-condensate field, situated in the Yamalo-Nenetskiy Autonomous Area,
Tazovskiy District, township of Novozapolyarnyi, the building and equipment of the repair and machining shop at the Southern
Regional Repair Base situated in the Stavropolskiy Province, town of Izobilnyi, as well as the software and hardware solutions
"System for Managing OAO Gazprom's Property and Other
Assets at DOAO Tsentrenergogaz of OAO Gazprom Level [ERP]",
"OAO Gazprom Long Term Investments Reporting and Analysis
System [LTIAA] at DOAO Tsentrenergogaz Level" and "Electronic
Archive Module at DOAO Tsentrenergogaz of OAO Gazprom
Level" for a period not exceeding 12 months and DOAO
Tsentrenergogaz of OAO Gazprom will make payment for using
such property in the maximum amount of 123.2 million Rubles
		Management	For	For
10.22
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Tsentrgaz pursuant to which OAO Gazprom will grant OAO
Tsentrgaz temporary possession and use of the facilities of a preventative clinic situated in the Tula Region, Shchekinsky
District, township of Grumant, as well as the software and
hardware solutions "System for Managing OAO Gazprom's
Property and Other Assets at OAO Tsentrgaz Level [ERP]", "OAO
Gazprom Long-Term Investments Reporting and Analysis System
[LTIAA] at OAO Tsentrgaz Level", "System of Reporting and
Analysis of Information on Non-Core Assets within OAO Gazprom
System [RAINCA] at OAO Tsentrgaz Level" and "Electronic
Archive Module at OAO Tsentrgaz Level" for a period not
exceeding 12 months and OAO Tsentrgaz will make payment for
using such property in the maximum amount of 35.5 million
Rubles
		Management	For	For
10.23
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, Agreements between OAO Gazprom and OAO
Gazprom Promgaz pursuant to which OAO Gazprom will grant
OAO Gazprom Promgaz temporary possession and use of
experimental prototypes of gas-using equipment [self-contained modular boiler installation, recuperative air heater, mini-boiler unit, radiant panel heating system, U-shaped radiant tube, modularized complete full-function small-sized gas and water treatment
installations for coal bed methane extraction wells, well-head equipment, borehole enlargement device, and pressure core
sampler] located in the Rostov Region, town of Kamensk-
Shakhtinsky, and the Kemerovi Region, city of Novokuznetsk, an aerospace data processing software and equipment complex, as well as the software and hardware solutions "System for
Managing OAO Gazprom's Property and Other Assets at OAO
Gazprom Promgaz Level [ERP]" and "Electronic Archive Module
at OAO Gazprom Promgaz Level" for a period not exceeding 12
months and OAO Gazprom Promgaz will make payment for using
such property in the maximum amount of 21.6 million Rubles
		Management	For	For
10.24
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
OAO Gazprom will grant Gazprombank [Open Joint Stock
Company] temporary possession and use of the non-residential premises in a building that are situated at 31 Lenina Street,
Yugorsk, Tyumen Region and are used to house a branch of
Gazprombank [Open Joint Stock Company], with a total floor
space of 810.6 square meters, and the plot of land occupied by the building and required for the use of that building, with an area of 3,371 square meters, for a period not exceeding 12 months and
Gazprombank [Open Joint Stock Company] will make payment for using such property in the maximum amount of 2.4 million Rubles
		Management	For	For
10.25
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Salavatnefteorgsintez pursuant to which OAO Gazprom will grant
OAO Salavatnefteorgsintez temporary possession and use of the gas condensate pipeline running from the Karachaganakskoye
gas condensate field to the Orenburg Gas Refinery for a period not exceeding 12 months and OAO Salavatnefteorgsintez will
make payment for using such property in the maximum amount of
283,000 Rubles
		Management	For	For
10.26
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Vostokgazprom pursuant to which OAO Gazprom will grant OAO
Vostokgazprom temporary possession and use of M-468R
special-purpose communications installation, as well as the
software and hardware solutions "System for Managing OAO
Gazprom's Property and Other Assets at OAO Vostokgazprom
Level [ERP]", "OAO Gazprom Long-Term Investments Reporting
and Analysis System [LTIAA] at OAO Vostokgazprom Level",
"System of Reporting and Analysis of Information on Non-Core
Assets within OAO Gazprom System [RAINCA] at OAO
Vostokgazprom Level" and "Electronic Archive Module at OAO
Vostokgazprom Level" for a period not exceeding 12 months and
OAO Vostokgazprom will make payment for using such property
in the maximum amount of 17.7 million Rubles
		Management	For	For
10.27
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OOO
Gazprom Export pursuant to which OAO Gazprom will grant OOO
Gazprom Export temporary possession and use of an M-468R
special-purpose communications installation, as well as the
software and hardware solutions "OAO Gazprom Long-Term
Investments Reporting and Analysis System [LTIAA] at OOO
Gazprom Export Level" and "System of Reporting and Analysis of
Information on Non-Core Assets within OAO Gazprom System
[RAINCA] at OOO Gazprom Export Level" for a period not
exceeding 12 months and OOO Gazprom Export will make
payment for using such property in the maximum amount of 3.4 million Rubles
		Management	For	For
10.28
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, Agreements between OAO Gazprom and OAO
Gazprom Neft pursuant to which OAO Gazprom will grant OAO
Gazprom Neft temporary possession and use of an M-468R
special-purpose communications installation, as well as the
software and hardware solutions "System for Managing OAO
		Management	For	For

Gazprom's Property and Other Assets at OAO Gazprom Neft
Level [ERP]", "OAO Gazprom Long-Term Investments Reporting
and Analysis System [LTIAA] at OAO Gazprom Neft Level",
"System of Reporting and Analysis of Information on Non-Core
Assets within OAO Gazprom System [RAINCA] at OAO Gazprom
Neft Level" and "Electronic Archive Module at OAO Gazprom Neft
Level" for a period not exceeding 12 months and OAO Gazprom
Neft will make payment for using such property in the maximum amount of 15.4 million Rubles

10.29
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Gazprom Space Systems pursuant to which OAO Gazprom will
grant OAO Gazprom Space Systems temporary possession and
use of software and hardware solutions "System for Managing
OAO Gazprom's Property and Other Assets at OAO Gazkom
Level [ERP]", "OAO Gazprom Long-Term Investments Reporting
and Analysis System [LTIAA] at OAO Gazprom Space Systems
Level" and "Electronic Archive Module at OAO Gazprom Space
Systems Level" for a period not exceeding 12 months and OAO
Gazprom Space Systems will make payment for using such
property in the maximum amount of 19.7 million Rubles
		Management	For	For
10.30
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and ZAO
Yamalgazinvest pursuant to which OAO Gazprom will grant ZAO
Yamalgazinvest temporary possession and use of the software
and hardware solutions "System for Managing OAO Gazprom's
Property and Other Assets at ZAO Yamalgazinvest Level [ERP]"
and "Electronic Archive Module at ZAO Yamalgazinvest Level" for
a period not exceeding 12 months and ZAO Yamalgazinvest will make payment for using such property in the maximum amount of
12.9 million Rubles
		Management	For	For
10.31
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and ZAO
Gazprom Invest Yug, pursuant to which OAO Gazprom will grant
ZAO Gazprom Invest Yug temporary possession and use of the
ERP software and equipment complex "System for Managing
OAO Gazprom's Property and Other Assets at ZAO Gazprom
Invest Yug Level [ERP]" for a period not exceeding 12 months and
ZAO Gazprom Invest Yug will make payment for using such
property in the maximum amount of 2.4 million Rubles
		Management	For	For
10.32
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OOO
Mezhregiongaz, pursuant to which OAO Gazprom will grant OOO
Mezhregiongaz temporary possession and use of the software
and hardware solutions "System for Managing OAO Gazprom's
Property and Other Assets at OOO Mezhregiongaz Level [ERP]",
"OAO Gazprom Long-Term Investments Reporting and Analysis
System [LTIAA] at OOO Mezhregiongaz Level" and "System of
Reporting and Analysis of Information on Non-Core Assets within
OAO Gazprom System [RAINCA] at OOO Mezhregiongaz Level"
for a period not exceeding 12 months and OOO Mezhregiongaz
will make payment for using such property in the maximum
amount of 14 million Rubles
		Management	For	For
10.33
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
SOGAZ, pursuant to which OAO Gazprom will grant OAO SOGAZ
temporary possession and use of the software and hardware
solutions "System for Managing OAO Gazprom's Property and
Other Assets at OAO SOGAZ Level (ERP)" and "Electronic
Archive Module at OAO Insurance Company of Gas Industry
(SOGAZ) Level" for a period not exceeding 12 months and OAO
SOGAZ will make payment for using such property in the
maximum amount of 13.4 million Rubles
		Management	For	For
10.34
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OOO
Gazprom Komplektatsiya pursuant to which OAO Gazprom will
grant OOO Gazprom Komplektatsiya temporary possession and
use of the software and hardware solutions "System for Managing
OAO Gazprom's Property and Other Assets at OOO Gazprom
Komplektatsiya Level [ERP]", "OAO Gazprom Long-Term
Investments Reporting and Analysis System [LTIAA] at OOO
Gazprom Komplektatsiya Level", "System of Reporting and
Analysis of Information on Non-Core Assets within OAO Gazprom
System [RAINCA] at OOO Gazprom Komplektatsiya Level" and
"Electronic Archive Module at OOO Gazprom Komplektatsiya
Level" for a period not exceeding 12 months and OAO Gazprom
Komplektatsiya will make payment for using such property in the maximum amount of 15.2 million Rubles
		Management	For	For
10.35
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and ZAO
Gaztelecom pursuant to which OAO Gazprom will grant ZAO
Gaztelecom temporary possession and use of communications
facilities comprised of buildings, communications lines,
communications networks, cable duct systems and equipment,
which are located in the city of Moscow, the city of
Maloyaroslavets, the city of Rostov-on-Don, the city of
Kaliningrad, the Moscow Region and the Smolensk Region of the
Russian Federation and in the territory of the Republic of Belarus, as well as the software and hardware solutions "System for
Managing OAO Gazprom's Property and Other Assets at ZAO
Gaztelecom Level [ERP]" and "Electronic Archive Module at ZAO
Gaztelecom Level" for a period not exceeding 12 months and
ZAO Gaztelecom will make payment for using such property in the maximum amount of 233.4 million Rubles
		Management	For	For
10.36
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Gazpromregiongaz pursuant to which OAO Gazprom will grant
OAO Gazpromregiongaz temporary possession and use of the
property complex of the gas distribution system, comprised of facilities designed to transport and supply directly to consumers
[gas offtaking pipelines, gas distribution pipelines, inter-township and street gas pipelines, high, medium and low pressure gas
pipelines, gas flow control stations and buildings], as well as the software and hardware solutions "System for Managing OAO
		Management	For	For

Gazprom's Property and Other Assets at OAO Gazpromregiongaz
Level [ERP]", "OAO Gazprom Long-Term Investments Reporting
and Analysis System [LTIAA] at OAO Gazpromregiongaz Level",
and "Electronic Archive Module at OAO Gazpromregiongaz Level"
for a period not exceeding 12 months and OAO
Gazpromregiongaz will make payment for using such property in the maximum amount of 726.6 million Rubles

10.37
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Druzhba pursuant to which OAO Gazprom will grant OAO
Druzhba temporary possession and use of the facilities of
Druzhba vacation center [hotels, effluent treatment facilities, transformer substations entrance checkpoints, cottages, utility networks, metal fences, parking areas, ponds, roads, pedestrian crossings, sites, sewage pumping station, sports center, roofed ground-level arcade, servicing station, diesel-generator station, boiler house extension, storage facility, Fisherman's Lodge, garage, garage with administrative and amenity building, a stela, as well as service machinery, equipment, furniture and
accessories] situated in the Moscow Region, Naro-Fominsk
District, village of Rogozinino, for a period not exceeding 12 months and OAO Druzhba will make payment for using such
property in the maximum amount of 265.5 million Rubles
		Management	For	For
10.38
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which the
Bank, acting as a Customs Broker, will issue guarantees to the
Russian Federation's customs authorities in respect of OAO
Gazprom's obligations to pay customs payments and eventual
interest and penalties, in the maximum amount of 50 million
Rubles, with a fee due to the bank at a rate not exceeding 1% per annum of the amount of the guarantee
		Management	For	For
10.39
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which the
Bank, acting as a Customs Broker, will issue guarantees to the
Russian Federation's customs authorities in respect of OAO
Gazprom's obligations to pay customs payments and eventual
interest and penalties, in a maximum amount equivalent to 1
million Euros, with a fee due to the bank at a rate not exceeding
1% per annum of the amount of the guarantee
		Management	For	For
10.40
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OOO
Mezhregiongaz, pursuant to which OAO Gazprom undertakes,
acting on behalf of OOO Mezhregiongaz and at its instructions, to declare for customs purposes the natural gas transported by
pipeline across the customs border of the Russian Federation, and OOO Mezhregiongaz undertakes to pay for such services in the amount not exceeding 3,000 Rubles per cargo customs
declaration, as well as the value added tax at the rate required by the effective legislation of the Russian Federation, for an
aggregate maximum amount of 170,000 Rubles
		Management	For	For
10.41
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
NOVATEK, pursuant to which OAO Gazprom undertakes, acting
on behalf of OAO NOVATEK and at its instructions, to declare for customs purposes the natural gas transported by pipeline across the customs border of the Russian Federation, and OAO
NOVATEK undertakes to pay for such services in the amount not exceeding 1.58 Rubles per 1 thousand cubic meters of natural gas, as well as the value added tax at the rate required by the effective legislation of the Russian Federation, on the basis of the monthly volume of the transported natural gas, for an aggregate maximum amount of 42.7 million Rubles
		Management	For	For
10.42
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OOO
Mezhregiongaz pursuant to which OAO Gazprom will deliver and
OOO Mezhregiongaz will accept [take off] gas in the amount not exceeding 300 billion cubic meters, deliverable on a monthly basis, and will pay for the gas an aggregate maximum amount of
992 billion Rubles
		Management	For	For
10.43
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OOO
Mezhregiongaz pursuant to which OOO Mezhregiongaz
undertakes, acting on OAO Gazprom's instructions and for a total fee not exceeding 252.23 million Rubles, in its own name, but for
OAO Gazprom's account, to accept gas produced by OAO
Gazprom and its affiliates and sell it through OOO
Mezhregiongaz's electronic trading site in the amount not
exceeding 11.25 billion cubic meters for a maximum amount of
25.22 billion Rubles
		Management	For	For
10.44
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OOO
Mezhregiongaz pursuant to which OOO Mezhregiongaz will
deliver and OAO Gazprom will accept [take off] gas bought by
OOO Mezhregiongaz from independent entities in the amount not exceeding 11.25 billion cubic meters and will pay for the gas an aggregate maximum amount of 39.98 billion Rubles
		Management	For	For
10.45
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OOO
Gazprom Export pursuant to which OOO Gazprom Export
undertakes, acting on OAO Gazprom's instructions and for a total fee not exceeding 70 million Rubles, in its own name, but for OAO
Gazprom's account, to accept liquid hydrocarbons owned by OAO
Gazprom, including crude oil, gas condensate and refined
products [gasoline, liquefied gases, etc.] and sell them in the market outside the customs territory of the Russian Federation, in the amount not exceeding 1.6 million tons for a maximum amount of 15 billion Rubles
		Management	For	For
10.46
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and ZAO
Northgas, pursuant to which ZAO Northgas will deliver and OAO
Gazprom will accept [take off] gas in the amount not exceeding 70 million cubic meters, deliverable on a monthly basis, and will pay for the gas an aggregate maximum amount of 61 million Rubles
		Management	For	For
10.47
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Severneftegazprom, pursuant to which OAO Severneftegazprom
will deliver and OAO Gazprom will accept [take off] gas in the amount not exceeding 16.45 billion cubic meters and will pay for the gas an aggregate maximum amount of 33.25 billion Rubles
		Management	For	For
10.48
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and ZAO
Gazprom Neft Orenburg, pursuant to which ZAO Gazprom Neft
Orenburg will deliver and OAO Gazprom will accept [take off]
unstable crude oil in the amount not exceeding 800 thousand tons and will pay for the crude oil an aggregate maximum amount of 7 billion Rubles
		Management	For	For
10.49
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
SIBUR Holding, pursuant to which OAO SIBUR Holding will
deliver and OAO Gazprom will accept [take off] dry stripped gas processed at OAO SIBUR Holding's gas refining complexes in the amount not exceeding 2.3 billion cubic meters and will pay for the gas an aggregate maximum amount of 2.89 billion Rubles
		Management	For	For
10.50
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
NOVATEK pursuant to which OAO Gazprom will deliver and OAO
NOVATEK will accept [take off] gas in the amount not exceeding
16.5 billion cubic meters and will pay for the gas an aggregate maximum amount of 27.67 billion Rubles
		Management	For	For
10.51
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Tomskgazprom pursuant to which OAO Gazprom will provide
services related to arranging for the transportation of gas in a total amount not exceeding 3 billion cubic meters and OAO
Tomskgazprom will pay for the services related to arranging for the transportation of gas via trunk gas pipelines an aggregate maximum amount of 1.4 billion Rubles
		Management	For	For
10.52
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OOO
Mezhregiongaz pursuant to which OAO Gazprom will provide
services related to arranging for the transportation of gas in a total amount not exceeding 50 billion cubic meters across the territory of the Russian Federation and the Republic of Kazakhstan and
OOO Mezhregiongaz will pay for the services related to arranging for the transportation of gas via trunk gas pipelines an aggregate maximum amount of 92 billion Rubles
		Management	For	For
10.53
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Gazprom Neft pursuant to which OAO Gazprom will provide
services related to arranging for the transportation of gas in a total amount not exceeding 5 billion cubic meters and OAO Gazprom
Neft will pay for the services related to arranging for the
transportation of gas via trunk gas pipelines an aggregate
maximum amount of 3.2 billion Rubles
		Management	For	For
10.54
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
NOVATEK pursuant to which OAO Gazprom will provide services
related to arranging for the transportation of gas in a total amount not exceeding 47 billion cubic meters and OAO NOVATEK will
pay for the services related to arranging for the transportation of gas via trunk gas pipelines an aggregate maximum amount of
66.5 billion Rubles
		Management	For	For
10.55
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
NOVATEK pursuant to which OAO Gazprom will provide services
related to arranging for the injection of gas owned by OAO
NOVATEK into underground gas storage facilities and its storage in such facilities in the amount not exceeding 3.45 billion cubic meters and OAO NOVATEK will pay for the services related to
arranging for gas injection and storage an aggregate maximum amount of 1.8 million Rubles, as well as services related to arranging for the off-taking the gas owned by OAO NOVATEK
from underground gas storage facilities in the amount not
exceeding 1.15 billion cubic meters and OAO NOVATEK will pay for the services related to arranging for the off-taking of gas an aggregate maximum amount of 29.2 million Rubles
		Management	For	For
10.56
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and a/s
Latvijas Gaze pursuant to which OAO Gazprom will sell and a/s
Latvijas Gaze will purchase gas as follows: in the amount not exceeding 800 million cubic meters for an aggregate maximum
amount of 200 million Euros in the second half of 2010 and in the amount not exceeding 1.5 billion cubic meters for an aggregate maximum amount of 450 million Euros in 2011; as well as
pursuant to which, a/s Latvijas Gaze will provide services of injection of gas owned by OAO Gazprom into Incukalna
underground gas storage facility, of its storage in the storage facility, its off-taking and transportation across the territory of
Latvian Republic as follows: in the second half of 2010, services related to the injection of gas into storage facilities in the amount not exceeding 600 million cubic meters, services related to
storage of gas and its off-taking in the amount not exceeding 400 million cubic meters, services related to the transportation of gas in the amount not exceeding 1 billion cubic meters, and OAO
Gazprom will pay for such services an aggregate maximum
amount of 10 million Euros; in 2011, services related to the injection of gas into storage facilities in the amount not exceeding
900 million cubic meters, services related to storage of gas and its off-taking in the amount not exceeding 900 million cubic meters, services related to the transportation of gas in the amount not exceeding 1.8 billion cubic meters, and OAO Gazprom will pay for such services an aggregate maximum amount of 22 million Euros
		Management	For	For
10.57
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and AB
Lietuvos Dujos pursuant to which OAO Gazprom will sell and AB
Lietuvos Dujos will purchase gas as follows: in the amount not exceeding 675 million cubic meters for an aggregate maximum
amount of 170 million Euros in the second half of 2010 and in the amount not exceeding 1.6 billion cubic meters for an aggregate maximum amount of 480 million Euros in 2011, and pursuant to which AB Lietuvos Dujos will provide services related to the
		Management	For	For

transportation of gas in transport mode across the territory of the
Republic of Lithuania as follows: in the amount not exceeding 1 billion cubic meters in the second half of 2010, OAO Gazprom will pay an aggregate maximum amount of 4.2 million Euros for the gas transportation services and in the amount not exceeding 2.5 billion cubic meters in 2011, OAO Gazprom will pay an aggregate maximum amount of 14.7 million Euros for the gas transportation services

10.58
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and UAB
Kauno termofikacijos elektrine pursuant to which OAO Gazprom will sell and UAB Kauno termofikacijos elektrine will purchase gas as follows: in the amount not exceeding 180 million cubic meters for an aggregate maximum amount of 45 million Euros in the
second half of 2010 and in the amount not exceeding 470 million cubic meters for an aggregate maximum amount of 141 million
Euros in 2011
		Management	For	For
10.59
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and
MoldovaGaz S.A. pursuant to which OAO Gazprom will deliver
and MoldovaGaz S.A. will accept [take off] gas in the amount not exceeding 3.5 billion cubic meters for an aggregate maximum
amount of 900 million U.S. Dollars in 2011, and pursuant to which
MoldovaGaz S.A. will provide in 2011 services related to the transportation of gas in transport mode across the territory of the
Republic of Moldova in the amount not exceeding 19.14 billion cubic meters, and OAO Gazprom will pay for services related to the transportation of gas via trunk gas pipelines an aggregate maximum amount of 47.85 million U.S. Dollars
		Management	For	For
10.60
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and
KazRosGaz LLP pursuant to which in 2010 OAO Gazprom will
deliver and KazRosGaz LLP will accept [take off] gas in the
amount not exceeding 1.2 billion cubic meters for an aggregate maximum amount of 170 million U.S. Dollars and pursuant to
which OAO Gazprom will provide in 2010 services related to
arranging for the transportation of gas owned by KazRosGaz LLP across the territory of the Russian Federation in the amount not exceeding 10.5 billion cubic meters and KazRosGaz LLP will pay for the services related to arranging for the transportation of gas via trunk gas pipelines an aggregate maximum amount of 43.5
million U.S. Dollars
		Management	For	For
10.61
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Beltransgaz, pursuant to which OAO Gazprom will sell, and OAO
Beltransgaz will purchase gas in 2011 in the amount not
exceeding 22.5 billion cubic meters for an aggregate maximum amount of 5.625 billion U.S. Dollars and pursuant to which OAO
Beltransgaz in 2011 will provide services related to the
transportation of gas in transport mode across the territory of the
Republic of Belarus via gas transportation system of OAO
Beltransgaz and via the Byelorussian segment of Russian
Yamal–Europe gas pipeline in the amount not exceeding
48.2 billion cubic meters and OAO Gazprom will pay for the
services related to the transportation of gas via trunk gas pipelines an aggregate maximum amount of 600 million U.S. Dollars
		Management	For	For
10.62
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and
GAZPROM Germania GmbH, pursuant to which OAO Gazprom
will provide services in 2011 related to arranging for the
transportation of natural gas owned by GAZPROM Germania
GmbH across the territory of the Republic of Kazakhstan, the
Republic of Uzbekistan, the Russian Federation and the Republic
of Belarus in the amount not exceeding 63.3 billion cubic meters, and GAZPROM Germania GmbH will pay for the services related
to arranging for the transportation of gas via trunk gas pipelines an aggregate maximum amount of 1.8 billion U.S. Dollars
		Management	For	For
10.63
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and
GAZPROM Germania GmbH, pursuant to which OAO Gazprom
undertakes, acting on the instructions of GAZPROM Germania
GmbH for a fee in the total maximum amount of 96,000 U.S.
Dollars, in its own name, but for the account of GAZPROM
Germania GmbH, to arrange in 2011 for the transportation of
natural gas owned by GAZPROM Germania GmbH across the
territory of the Republic of Belarus for the amount not exceeding
37.293 million U.S. Dollars
		Management	For	For
10.64
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OOO
Gazpromtrans, pursuant to which OOO Gazpromtrans
undertakes, acting on the instructions of OAO Gazprom, for a fee in the total maximum amount of 350,000 Rubles, in its own name, but for the account of OAO Gazprom, to ensure in
2010–2011 arrangement of operations related to the
development and assessment of cost estimate documentation,
start-up and commissioning work at OAO Gazprom's facilities
commissioned under investment projects implementation
contracts, as well as other work, including work of preparatory and support nature, required for the performance of start-up and commissioning work and the commissioning of OAO Gazprom's
facilities
		Management	For	For
10.65
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and ZAO
Gazprom Invest Yug, pursuant to which ZAO Gazprom Invest Yug undertakes, acting on the instructions of OAO Gazprom, for a fee in an aggregate maximum amount of 200,000 Rubles, in its own name, but for the account of OAO Gazprom, to ensure in 2010-
2011 arrangement of operations related to the development and assessment of cost estimate documentation, start-up and
commissioning work at OAO Gazprom's facilities commissioned
under investment projects implementation contracts, as well as other operations, including those of preparatory and support nature, required for the performance of start-up and
commissioning work and the commissioning of OAO Gazprom's
facilities
		Management	For	For
10.66
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OOO
Gazprom Tsentrremont, pursuant to which OOO Gazprom
Tsentrremont undertakes, acting on the instructions of OAO
Gazprom, for a fee in an aggregate maximum amount of 112,500
Rubles, in its own name, but for the account of OAO Gazprom, to ensure in 2010-2011 arrangement of operations related to the
		Management	For	For

development and assessment of cost estimate documentation,
start-up and commissioning work at OAO Gazprom's facilities, commissioned under investment projects implementation
contracts, as well as other operations, including those of
preparatory and support nature, required for the performance of start-up and commissioning work and the commissioning of OAO
Gazprom's facilities

10.67
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and ZAO
Yamalgazinvest, pursuant to which ZAO Yamalgazinvest
undertakes, acting on the instructions of OAO Gazprom, for a fee in an aggregate maximum amount of 525,000 Rubles, in its own name, but for the account of OAO Gazprom, to ensure in
2010–2011 arrangement of operations related to the
development and assessment of cost estimate documentation,
start-up and commissioning work at OAO Gazprom's facilities, commissioned under investment projects implementation
contracts, as well as other operations, including those of
preparatory and support nature, required for the performance of start-up and commissioning work and the commissioning of OAO
Gazprom's facilities
		Management	For	For
10.68
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Gazprom Space Systems, pursuant to which OAO Gazprom
Space Systems undertakes, within the period between July 1,
2010 and December 31, 2011, acting on OAO Gazprom's
instructions, to provide services related to the implementation of
OAO Gazprom's investment projects involving construction and commissioning of facilities, and OAO Gazprom undertakes to pay for such services the maximum amount of 2 million Rubles
		Management	For	For
10.69
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreement between OAO Gazprom and ZAO
Yamalgazinvest, pursuant to which ZAO Yamalgazinvest
undertakes, within the period between July 1, 2010 and December
31, 2011, acting on OAO Gazprom's instructions, to provide
services related to implementation of OAO Gazprom's investment projects involving construction and commissioning of facilities, and
OAO Gazprom undertakes to pay for such services the maximum
amount of 9 billion Rubles
		Management	For	For
10.70
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and ZAO
Gazprom Neft Orenburg, pursuant to which ZAO Gazprom Neft
Orenburg undertakes, within the period between July 1, 2010 and
December 31, 2011, acting on OAO Gazprom's instructions, to
provide services related to implementation of OAO Gazprom's
investment projects involving construction and commissioning of facilities and OAO Gazprom undertakes to pay for such services the maximum amount of 85 million Rubles
		Management	For	For
	PLEASE NOTE THAT THIS AGENDA IS CONTINUED ON MEETING 711573, WHICH WILL CONTAI-N RESOLUTION ITEMS 10.71 TO 12.11. THANK YOU.	Non-Voting

GAZPROM O A O
Security	X7204C106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		25-Jun-2010
ISIN	RU0007661625	Agenda		702456282 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT BECAUSE OF THE SIZE OF THE
AGENDA [139 RESOLUTIONS] FOR THE G-AZPROM OF
RUSSIA MEETING, THE AGENDA HAS BEEN BROKEN UP
AMONG TWO INDIVIDUAL M-EETINGS. THE MEETING IDS
AND HOW THE RESOLUTIONS HAVE BEEN BROKEN OUT
ARE AS F-OLLOWS: MEETING ID 709769 [RESOLUTIONS 1
THROUGH 10.70] AND MEETING ID 711573-[RESOLUTIONS
10.71 THROUGH 12.11]. IN ORDER TO VOTE ON THE
COMPLETE AGENDA OF-THIS MEETING YOU MUST VOTE
ON ALL TWO MEETINGS.
Non-Voting
10.71
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and ZAO
Gazprom Invest Yug, pursuant to which ZAO Gazprom Invest Yug undertakes, within the period between July 1, 2010 and December
31, 2011, acting on OAO Gazprom's instructions, to provide
services related to implementation of OAO Gazprom's investment projects involving construction and commissioning of facilities and
OAO Gazprom undertakes to pay for such services the maximum
amount of 9 billion Rubles
Management
10.72
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OOO
Gazpromtrans, pursuant to which OOO Gazpromtrans
undertakes, within the period between July 1, 2010 and December
31, 2011, acting on OAO Gazprom's instructions, to provide
services related to implementation of OAO Gazprom's investment projects involving construction and commissioning of facilities and
OAO Gazprom undertakes to pay for such services the maximum
amount of 600 million Rubles
Management
10.73
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and ZAO
Gaztelecom, pursuant to which ZAO Gaztelecom undertakes,
within the period between July 1, 2010 and December 31, 2011, acting on OAO Gazprom's instructions, to provide services related to implementation of OAO Gazprom's investment projects
involving construction and commissioning of facilities and OAO
Gazprom undertakes to pay for such services the maximum
amount of 80 million Rubles
Management
10.74
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OOO
Gazprom Tsentrremont, pursuant to which OOO Gazprom
Tsentrremont undertakes, within the period between July 1, 2010 and December 31, 2011, acting on OAO Gazprom's instructions, to provide services related to implementation of OAO Gazprom's investment projects involving construction and commissioning of facilities, and OAO Gazprom undertakes to pay for such services the maximum amount of 1.6 billion Rubles
Management
10.75
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
SOGAZ pursuant to which OAO SOGAZ undertakes, in the event
of loss or destruction of, or damage to, including deformation of the original geometrical dimensions of the structures or individual elements of, machinery or equipment; linear portions,
technological equipment and fixtures of trunk gas pipelines, petroleum pipelines or refined product pipelines; property forming part of wells; natural gas held at the facilities of the Unified Gas
Supply System in the course of transportation or storage in
underground gas storage reservoirs [insured property], as well as in the event of losses incurred by OAO Gazprom as a result of an interruption in production operations due to destruction or loss of or damage to insured property [insured events], to make payment of insurance compensation to OAO Gazprom or OAO Gazprom's
subsidiary companies to which the insured property has been
leased [beneficiaries] up to the aggregate insurance amount not exceeding 10 trillion Rubles in respect of all insured events, and
OAO Gazprom undertakes to pay OAO SOGAZ an insurance
premium in an aggregate maximum amount of 5 billion Rubles,
with each agreement having an effective term of 1 year
Management
10.76
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
SOGAZ pursuant to which OAO SOGAZ undertakes, in the event
that harm is caused to life, health or property of other persons or the natural environment as a result of an emergency or incident occurring, among other things, as a result of a terrorist act at a hazardous industrial facility operated by OAO Gazprom [insured events], to make an insurance payment to physical persons
whose life, health or property has been harmed, to legal entities whose property has been harmed or to the state, acting through those authorized agencies of executive power whose competence includes environmental protection management, in the event that harm is caused to the natural environment [beneficiaries] up to an aggregate insurance amount not exceeding 30 million Rubles, and
OAO Gazprom undertakes to pay an insurance premium in an
aggregate maximum amount of 100,000 Rubles, each agreement
having an effective term of 1 year
Management
10.77
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
SOGAZ pursuant to which OAO SOGAZ undertakes, in the event
that harm is caused to the life or health of OAO Gazprom's
employees [insured persons] as a result of an accident that occurs during the period of the insurance coverage on a 24-hour-a-day basis or diseases that are diagnosed during the effective period of the agreements [insured events], to make an insurance payment to the insured person or the person designated by him as his beneficiary or to the heir of the insured person [beneficiaries], up to the aggregate insurance amount not exceeding 150 billion
Rubles, and OAO Gazprom undertakes to pay OAO SOGAZ an
insurance premium in an aggregate maximum amount of 40
million Rubles, each agreement having an effective term of 1 year
Management
10.78
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
SOGAZ, pursuant to which OAO SOGAZ undertakes, in the event
that harm is caused to the life or health of employees of OAO
Gazprom's branch responsible for the administration of OAO
Gazprom premises [insured persons] as a result of an accident occurring during the performance by an insured person of his official duties, including the time of travel from the place of residence of such person to the place of the performance of his official duties, and back, within 2.5 hours before the beginning and after the end of the working day [insured events], to make an insurance payment to the insured person or the person
designated by him as his beneficiary or to a heir of the insured person [beneficiaries], up to the aggregate insurance amount not exceeding 279.66 million Rubles, and OAO Gazprom undertakes
to pay OAO SOGAZ an insurance premium in an aggregate
maximum amount of 589,000 Rubles, each agreement having an
effective term of 1 year
Management
10.79
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
SOGAZ pursuant to which OAO SOGAZ undertakes, whenever
employees of OAO Gazprom or members of their families or non-
working retired former employees of OAO Gazprom or members
of their families [insured persons who are beneficiaries] apply to a health care institution for the provision of medical services
[insured events], to arrange and pay for the provision of medical services to the insured persons up to the aggregate insurance amount not exceeding 90 billion Rubles and OAO Gazprom
undertakes to pay OAO SOGAZ an insurance premium in an
aggregate maximum amount of 200 million Rubles, each
agreement having an effective term of 1 year
Management
10.80
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
SOGAZ pursuant to which OAO SOGAZ undertakes, whenever
employees of OAO Gazprom's branch responsible for the
administration of OAO Gazprom premises, members of their
families or nonworking retired former employees of OAO
Gazprom's branch responsible for the administration of OAO
Gazprom premises [insured persons who are beneficiaries] apply to a health care institution for the provision of medical services
[insured events], to arrange and pay for the provision of medical services to the insured persons up to the aggregate insurance amount not exceeding 154.3 million Rubles and OAO Gazprom
undertakes to pay OAO SOGAZ an insurance premium in an
aggregate maximum amount of 151.2 million Rubles, each
agreement having an effective term of 1 year
Management
10.81
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
SOGAZ pursuant to which OAO SOGAZ undertakes, whenever
employees of OAO Gazprom's branch OAO Gazprom
Avtopredpriyatie, members of their families or non-working retired former employees of OAO Gazprom's branch OAO Gazprom
Avtopredpriyatie or members of their families [insured persons
Management

who are beneficiaries] apply to a health care institution for the provision of medical services [insured events], to arrange and pay for the provision of medical services to the insured persons up to the aggregate insurance amount not exceeding 62.8 million
Rubles and OAO Gazprom undertakes to pay OAO SOGAZ an
insurance premium in an aggregate maximum amount of 59.03
million Rubles, each agreement having an effective term of 1 year

10.82
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
SOGAZ pursuant to which OAO SOGAZ undertakes, whenever
harm [damage or destruction] is caused to a transportation vehicle owned by OAO Gazprom, or such vehicle is stolen or hijacked, or an individual component, part, unit, device or supplementary equipment installed on such transportation vehicle is stolen
[insured events], to make an insurance payment to OAO Gazprom
[beneficiary] up to the aggregate insurance amount not exceeding
1,183.6 million Rubles and OAO Gazprom undertakes to pay OAO
SOGAZ an insurance premium in an aggregate maximum amount
of 22.49 million Rubles, each agreement having an effective term of 1 year
Management
10.83
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreement between OAO Gazprom and OAO
SOGAZ pursuant to which OAO SOGAZ undertakes, in the event
of: assertion of claims against members of the Board of Directors or the Management Committee of OAO Gazprom who are not
persons holding state positions in the Russian Federation or positions in the state civil service [insured persons] by physical persons or legal entities for whose benefit the agreement will be entered into and who could suffer harm, including shareholders of
OAO Gazprom, debtors and creditors of OAO Gazprom,
employees of OAO Gazprom, as well as the Russian Federation
represented by its authorized agencies and representatives [third parties [beneficiaries]] for compensation of losses resulting from unintentional erroneous acts [omissions] of insured persons in the conduct by them of their management activities; the insured
persons incurring judicial or other costs in settling such claims;
assertion of claims against OAO Gazprom by third persons
[beneficiaries] for compensation of losses resulting from
unintentional erroneous acts [omissions] of insured persons in the conduct by them of their management activities on the basis of claims asserted with respect to OAO Gazprom's securities, as well as claims originally asserted against insured persons; OAO
Gazprom incurring judicial or other costs in settling such claims
[insured events], to make an insurance payment to third parties
[beneficiaries] whose interests were prejudiced, as well as insured persons and/or OAO Gazprom in the event of incurrence of
judicial or other costs involved in settling claims for compensation of losses, up to the aggregate insurance amount not exceeding the Ruble equivalent of 100 million U.S. Dollars, and OAO
Gazprom undertakes to pay OAO SOGAZ an insurance premium
in an aggregate maximum amount equal to the Ruble equivalent of 2 million U.S. Dollars, such agreement having an effective term of 1 year
Management
10.84
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Vostokgazprom, ZAO Gaztelecom, OAO Gazprom Promgaz, OAO
Gazpromregiongaz, OOO Gazprom Export, OOO Gazpromtrans,
ZAO Gazprom Invest Yug, OAO Gazprom Space Systems, OOO
Gazprom Komplektatsiya, ZAO Gazprom Neft Orenburg, OAO
Gazprom Neft , OAO Druzhba, OAO Lazurnaya, OOO
Mezhregiongaz, OAO Salavatnefteorgsintez, OAO SOGAZ,
DOAO Tsentrenergogaz of OAO Gazprom, OAO Tsentrgaz,
Gazprombank [Open Joint Stock Company] and ZAO
Yamalgazinvest [the Contractors] pursuant to which the
Contractors undertake to provide, from August 30, 2010 to
December 31, 2010, in accordance with instructions from OAO
Gazprom, services of arranging for and carrying out stocktaking of fixed assets of OAO Gazprom that are to be leased to the
Contractors, and OAO Gazprom undertakes to pay for such
services an aggregate maximum amount of 3 million Rubles
Management
10.85
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes, within the period between July 1, 2010 and November
30, 2011, to perform, acting on OAO Gazprom's instructions,
research work for OAO Gazprom covering the following subjects:
"Development of regulatory and methodological documentation
ensuring reliability and development of gas distribution systems";
"Development of recommendations concerning the selection of
gas supply options in respect of remote and newly commissioned gas consuming facilities"; "Predictive estimate of efficient areas and volumes of the use of natural gas and other types of fuel and energy resources in regions of Eastern Siberia and the Far East through the year of 2030 under different economic development scenarios"; "Flow diagram of development of
Severokolpakovskoye gas condensate field with identification of a pilot production period"; "Development of OAO Gazprom's
technical policy covering the energy parameters of the unified gas supply system through the year of 2020" and deliver the research results to OAO Gazprom, and OAO Gazprom undertakes to
accept of the research results and pay for such work an aggregate maximum amount of 127.54 million Rubles
Management
10.86
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes within the period between July 1, 2010 and November
30, 2011 to perform, acting on OAO Gazprom's instructions,
research work for OAO Gazprom covering the following subjects:
"Preparation of regulatory and methodological documents on
ensuring control of development of natural gas fields at OAO
Gazprom"; "Technical and economic considerations concerning
the utilization residual gas at Astrakhan Gas Processing Facility";
"Development of permanent geological and technological
[geological and filtration] models of Kshuk and Lower Kvakchik gas condensate fields"; "Development of a methodology for cost-
effective management of low pressure trunk transportation of gas in a gas transportation system with compressor plants equipped
Management

with full-pressure gas pumping units [based on the example of
GTS OOO Gazprom Transgaz Yugorsk]"; "Development of
regulatory and technical documentation for arrangement for and conduct of repairs of OAO Gazprom's facilities", delivering the research results to OAO Gazprom and OAO Gazprom undertakes
to accept the research results and pay for such work an aggregate maximum amount of 328.4 million Rubles

10.87
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes within the period between July 1, 2010 and November
30, 2011 to perform, acting on OAO Gazprom's instructions,
research work for OAO Gazprom covering the following subjects:
"Development of regulatory documentation for the information support of prospecting and development of gas condensate and oil and gas condensate fields in the area of the study of gas condensate parameters of wells and deposits, planning and
monitoring of the mining process"; "Information and analytical support of the management of gas distribution to consumers in
Russian Federation regions, including monitoring of the load of gas pipeline branches and analysis of the compliance with the terms of permits for the use of gas"; "Development of a set of regulatory documents relating to standardization of the dispatch control of gas supply systems"; "Development of regulatory and methodological basis facilitating the preparation of development and exploitation of methane-coal deposits", delivering the
research results to OAO Gazprom and OAO Gazprom undertakes
to accept the research results and pay for such work an aggregate maximum amount of 321.7 million Rubles
Management
10.88
Approve, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, Agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes within the period between July 1, 2010 and December
31, 2012 to perform, acting on OAO Gazprom's instructions,
research work for OAO Gazprom covering the following subject:
"A program of commissioning gas pipeline branches through the year of 2030", delivering the research results to OAO Gazprom and OAO Gazprom undertakes to accept the research results and pay for such work an aggregate maximum amount of 100 million
Rubles
Management
10.89
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes within the period between July 1, 2010 and December
31, 2011 to perform, acting on OAO Gazprom's instructions,
research work for OAO Gazprom covering the following subject:
"Development of a system of costing design and exploration
operations at OAO Gazprom's facilities on the basis of labor costs", delivering the research results to OAO Gazprom and OAO
Gazprom undertakes to accept the research results and pay for such work an aggregate maximum amount of 58 million Rubles
Management
10.90
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes within the period between July 1, 2010 and December
31, 2010 to perform, acting on OAO Gazprom's instructions,
research work for OAO Gazprom covering the following subject:
Management

"Development of corporate unit rates for construction and
assembly, drilling, start-up and commissioning work by clusters of concentrated construction in prices current as of 01 JAN 2010 [by types of directories of state and industry cost estimation standards used in the design of production facilities]", delivering the research results to OAO Gazprom and OAO Gazprom undertakes to accept
the research results and pay for such work an aggregate
maximum amount of 35 million Rubles

10.91
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes within the period between July 1, 2010 and December
31, 2011 to perform, acting on OAO Gazprom's instructions,
research work for OAO Gazprom covering the following subject:
"Improvement of the technology of natural gas conversion on a bifunctional catalytic agent with the production of synthetic liquid fuel and development of proposals for the introduction of the developed technological solutions for pilot production purposes", delivering the research results to OAO Gazprom and OAO
Gazprom undertakes to accept the research results and pay for such work an aggregate maximum amount of 360 million Rubles
Management
10.92
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes within the period between July 1, 2010 and December
31, 2012 to perform, acting on OAO Gazprom's instructions,
research work for OAO Gazprom covering the following subject:
"Development of plans of activities for supply of natural gas and gasification of regions of Eastern Siberia and the Far East", delivering the research results to OAO Gazprom and OAO
Gazprom undertakes to accept the research results and pay for such work an aggregate maximum amount of 14.5 million Rubles
Management
10.93
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Gazprom Promgaz pursuant to which OAO Gazprom Promgaz
undertakes to perform, within the period between July 1, 2010 and
December 31, 2011, acting on OAO Gazprom's instructions,
research work for OAO Gazprom covering the following subjects:
"Development of a Comprehensive Program for Early Diagnostics
and Prevention of Cardiovascular Diseases of OAO Gazprom's
Personnel"; "Development of an Occupational Risk Management
System and a Program for Prevention of Injuries to Personnel at
OAO Gazprom's Enterprises"; "Development of a regulatory and methodological framework for the vocational selection of
personnel at OAO Gazprom's organizations for work on a
rotational team basis"; and "Development of a Comprehensive
Program for Early Identification and Prevention of Oncological
Diseases of OAO Gazprom's Personnel", delivering the research results to OAO Gazprom and OAO Gazprom undertakes to accept
the research results and pay for such work an aggregate
maximum amount of 90 million Rubles
Management
10.94
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Gazprom Promgaz pursuant to which OAO Gazprom Promgaz
undertakes to perform, within the period between July 1, 2010 and
December 31, 2012, acting on OAO Gazprom's instructions,
research work for OAO Gazprom covering the following subjects:
Management

"Development of a system of medical, sanitary and psychological support for work at the Shtokman field with the use of rotational team labor system" and "Development of unified standards for evaluating [monitoring] and forecasting the impact of natural, environmental and production factors on the state of human health in the area of construction of the Pre-Caspian gas pipeline, development of the Caspian Sea shelf and Central Asian oil and gas fields", delivering the research results to OAO Gazprom and
OAO Gazprom undertakes to accept the research results and pay for such work an aggregate maximum amount of 116 million
Rubles

10.95
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes, within the period between July 1, 2010 and December
31, 2010, acting on OAO Gazprom's instructions, to provide
services related to express assessment of estimated cost of OAO
Gazprom's commissioned facilities, determination of the
operational cost and expenses included in Chapters 1 and 9 of the consolidated estimates of the construction cost of OAO
Gazprom's facilities in accordance with statutory, methodological and regulatory documentation effective as of January 1, 2010, with the purpose of establishing effective control over the use of the mentioned limits, analysis of the labor costs involved in the design of mining facilities, trunk gas pipelines and compressor plants on the basis of actual data provided by OAO Gazprom's design institutions, support of the Comprehensive Plan of
Activities for Optimizing the Company's Costs Structure in terms of cost estimation-related regulatory framework and assessment of cost estimation-related regulatory documents facilitating the introduction of new construction technologies, and OAO Gazprom undertakes to pay for such services an aggregate maximum
amount of 66 million Rubles
Management
10.96
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes, within the period between July 1, 2010 and July 1,
2012 to perform, acting on OAO Gazprom's instructions, research work for OAO Gazprom covering the following subject:
"Assessment of opportunities for the sale of methane extracted at the primary production sites of Kuznetsk Coal Basin", delivering the research results to OAO Gazprom, and OAO Gazprom
undertakes to accept of the research results and pay for such work an aggregate maximum amount of 35 million Rubles
Management
10.97
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Gazprom Promgaz and OAO Gazprom Space Systems [the
Contractors], pursuant to which the Contractors undertake, within the period between July 1, 2010 and December 31, 2010, acting on OAO Gazprom's instructions, to provide services related to implementation of programs of scientific and technical cooperation of OAO Gazprom with foreign partner companies and OAO
Gazprom undertakes to pay for such services an aggregate
maximum amount of 2 million Rubles
Management
10.98
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and ZAO
Gaztelecom, pursuant to which ZAO Gaztelecom undertakes,
within the period between July 1, 2010 and December 31, 2011, to perform, acting on OAO Gazprom's instructions, a set of work relating to technical maintenance of OAO Gazprom's
technological assets constituting elements of communication lines and equipment of the fiber optic communication system of
Yamal–Europe pipeline in the territories of the Russian
Federation and the Republic of Belarus, delivering the results to
OAO Gazprom, and OAO Gazprom undertakes to accept of the
results of the operations and pay for such work an aggregate maximum amount of 268.24 million Rubles
Management
10.99
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of an agreement between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
will deliver to OAO Gazprom complete exclusive rights to utility model "Corporate system for collecting space data required for the design and operation of long-distance technical structures,
prospecting of oil and gas fields and their development and
operation" owned by it, and OAO Gazprom undertakes to pay
OAO Gazprom Promgaz a fee for the acquisition of exclusive
rights to the utility model in an aggregate maximum amount of
20,000 Rubles
Management
10100
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Gazprom Promgaz, ZAO Gazprom Invest Yug and OAO
Tomskgazprom [the Licensees], pursuant to which OAO Gazprom
will grant the Licensees ordinary [non-exclusive] license to use computer software package "Software for computation of cost
estimates based on the resource method under the current level of well construction prices" by recording it in the memory of the
Licensees' computers, and the Licensees will pay OAO Gazprom a license fee in an aggregate maximum amount of 975,000
Rubles
Management
10101
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OOO
Gazpromtrans, ZAO Yamalgazinvest, OOO Mezhregiongaz, OAO
Gazpromregiongaz, OAO Salavatnefteorgsintez, OOO REP and
Gazpromipoteka Fund [the Licensees], pursuant to which OAO
Gazprom will grant the Licensees an ordinary [non-exclusive]
license to use OAO Gazprom's trade marks, registered in the
State Register of Trade Marks and Service Marks of the Russian
Federation, as follows: on goods, labels or packaging of goods which are produced, offered for sale, sold or displayed at
exhibitions or fairs or otherwise introduced into civil transactions in the territory of the Russian Federation, are stored or transported for such purpose or brought into the territory of the Russian
Federation; in connection with performance of work or provision of services, including the development of oil and gas fields or construction of oil or gas pipelines; on covering, business and other documentation, including documentation related to
introduction of goods into civil transactions; in offers for the sale of goods, performance of work or provision of services, as well as in announcements, advertisements, in connection with the conduct of charitable or sponsored events, in printed publications, on official letterheads, on signs, including signs on administrative
Management

buildings, industrial facilities, multi-functional refueling complexes providing accompanying types of roadside service, shops, car washing units, cafes, car service/tire fitting businesses,
recreational services centers, on transportation vehicles, as well as on clothes and individual protection gear; on the Licensees'
corporate seals; in the Internet; in the Licensees' corporate names, and the Licensees will pay OAO Gazprom license fees in the form of quarterly payments for the right of use of each of OAO
Gazprom's trade mark with respect to each transaction in the amount not exceeding 300 times the minimum statutory wage
established by the effective legislation of the Russian Federation as of the date of signing the delivery and acceptance acts, plus value added tax at the rate required by the effective legislation of the Russian Federation, in an aggregate maximum amount of
38.232 million Rubles

10102
Approval, in accordance with Chapter XI of the Federal Law "on
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Gazprom Neft [the Licensee], pursuant to which OAO Gazprom
will grant the Licensee an exclusive license to use the following
OAO Gazprom's trade marks, registered in blue, azure and white color/color combination in the State Register of Trade Marks and
Service Marks of the Russian Federation, as follows: on goods, labels or packaging of goods which are produced, offered for sale, sold or displayed at exhibitions or fairs or otherwise introduced into civil transactions in the territory of the Russian Federation, are stored or transported for such purpose or brought into the territory of the Russian Federation; in connection with performance of work or provision of services, including the development of oil and gas fields or construction of oil or gas pipelines; on covering, business and other documentation, including documentation related to
introduction of goods into civil transactions; in offers for the sale of goods, performance of work or provision of services, as well as in announcements, advertisements, in connection with the conduct of charitable or sponsored events, in printed publications, on official letterheads, on signs, including signs on administrative buildings, industrial facilities, multi-functional refueling complexes providing accompanying types of roadside service, shops, car washing units, cafes, car service/tire fitting businesses,
recreational services centers, on transportation vehicles, as well as on clothes and individual protection gear; on the Licensee's corporate seals; in the Internet; in the Licensee's corporate name, and the Licensee will pay OAO Gazprom a license fee in the form of one-time [lump-sum] payment in an aggregate maximum
amount of 7.304 million Rubles
Management

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO
RESOLUTIONS 11.1 TO 11.17 REGARD-ING THE ELECTION
OF DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN
REMOVED FOR THI-S MEETING. PLEASE NOTE THAT ONLY
A VOTE "FOR" THE DIRECTOR WILL BE CUMULATED.-
PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.
Non-Voting
11.1	Election of Akimov Andrei Igorevich to the Board of Directors of OAO Gazprom	Management
11.2	Election of Ananenkov Aleksandr Georgievich to the Board of Directors of OAO Gazprom	Management
11.3	Election of Bergmann Burckhard to the Board of Directors of OAO Gazprom	Management
11.4	Election of Gazizullin Farit Rafikovich to the Board of Directors of OAO Gazprom	Management
11.5	Election of Gusakov Vladimir Anatolievich to the Board of Directors of OAO Gazprom	Management
11.6	Election of Zubkov Viktor Alekseevich to the Board of Directors of OAO Gazprom	Management
11.7	Election of Karpel Elena Evgenievna to the Board of Directors of OAO Gazprom	Management
11.8	Election of Makarov Aleksei Aleksandrovich to the Board of Directors of OAO Gazprom	Management
11.9	Election of Miller Aleksei Borisovich to the Board of Directors of OAO Gazprom	Management
11.10	Election of Musin Valery Abramovich to the Board of Directors of OAO Gazprom	Management
11.11	Election of Nabiullina Elvira Sakhipzadovna to the Board of Directors of OAO Gazprom	Management
11.12	Election of Nikolaev Viktor Vasilievich to the Board of Directors of OAO Gazprom	Management
11.13	Election of Rusakova Vlada Vilorikovna to the Board of Directors of OAO Gazprom	Management
11.14	Election of Sereda Mikhail Leonidovich to the Board of Directors of OAO Gazprom	Management
11.15	Election of Fortov Vladimir Evgenievich to the Board of Directors of OAO Gazprom	Management
11.16	Election of Shmatko Sergei Ivanovich to the Board of Directors of OAO Gazprom	Management
11.17	Election of Yusufov Igor Khanukovich to the Board of Directors of OAO Gazprom	Management

PLEASE NOTE THAT ALTHOUGH THERE ARE 11
CANDIDATES TO BE ELECTED AS TO THE AUDI-T
COMMISSION, THERE ARE ONLY 9 VACANCIES AVAILABLE
TO BE FILLED AT THE MEETING-. THE STANDING
INSTRUCTIONS FOR THIS MEETING WILL BE DISABLED AND,
IF YOU CHOO-SE, YOU ARE REQUIRED TO VOTE FOR ONLY
9 OF THE 11 CANDIDATES. THANK YOU.
Non-Voting
12.1	Election of Arkhipov Dmitry Aleksandrovich as a Member of the Audit Commission of OAO Gazprom	Management
12.2	Election of Belobrov Andrei Viktorovich as a Member of the Audit Commission of OAO Gazprom	Management
12.3	Election of Bikulov Vadim Kasymovich as a Member of the Audit Commission of OAO Gazprom	Management
12.4	Election of Kobzev Andrei Nikolaevich as a Member of the Audit Commission of OAO Gazprom	Management
12.5	Election of Lobanova Nina Vladislavovna as a Member of the Audit Commission of OAO Gazprom	Management
12.6	Election of Logunov Dmitry Sergeyevich as a Member of the Audit Commission of OAO Gazprom	Management
12.7	Election of Nosov Yury Stanislavovich as a Member of the Audit Commission of OAO Gazprom	Management
12.8	Election of Pesotsky Konstantin Valerievich as a Member of the Audit Commission of OAO Gazprom	Management
12.9	Election of Salekhov Marat Khasanovich as a Member of the Audit Commission of OAO Gazprom	Management
12.10	Election of Tikhonova Maria Gennadievna as a Member of the Audit Commission of OAO Gazprom	Management
12.11	Election of Yugov Aleksandr Sergeyevich as a Member of the Audit Commission of OAO Gazprom	Management
	REMINDER PLEASE NOTE IN ORDER TO VOTE ON THE FULL MEETING AGENDA YOU MUST ALSO-VOTE ON MEETING ID 709769 WHICH CONTAINS RESOULTIONS 1 TO 10.70.	Non-Voting

POLSKI KONCERN NAFTOWY ORLEN S A
Security	X6922W204	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	PLPKN0000018	Agenda		702460130 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
1	Opening of the Shareholders Meeting	Management	For	For
2	Election of the Chairman of the Shareholders Meeting	Management	For	For
3	Approve the confirmation of the proper convention of the Shareholders Meeting and its ability to adopt resolutions	Management	For	For
4	Adopt the agenda	Management	For	For
5	Election of the tellers Committee	Management	For	For
6
Approve the examination of the report of the Management Board on the Company's activities and the Company's financial
statement, the motion of the Management Board regarding the
distribution of the profit for the FY 2009 and also examination of the report of the Supervisory Board opinion regarding the report of the Management Board on the Company's activities and the
Company's financial statement in terms of their compliance with books, records and facts and regarding the motion of the
Management Board regarding the distribution of the profit for the
FY 2009
		Management	For	For
7
Approve the examination of the report of the Management Board on the Orlen Capital Groups activities, the Orlen Capital Groups consolidated financial statement for the FY 2009 and also
examination of the opinion of the Supervisory Board regarding the report of the Management Board on the Orlen Capital Groups
activities and the Orlen Capital Groups consolidated financial statement for the FY 2009
		Management	For	For
8	Approve the examination of the report of the Supervisory Board for year 2009 complying with the requirements of the best practices of Companies listed on the Warsaw Stock Exchange	Management	For	For
9	Approve the report of the Management Board on the Company's activities and the Company's financial statement for the FY 2009	Management	For	For
10	Approve the report of the Management Board on the Orlen Capital Groups activities and the Orlen Capital Groups consolidated financial statement for the FY 2009	Management	For	For
11	Approve the distribution of the profit for the FY 2009	Management	For	For
12	Adopt the resolutions regarding the acknowledgement of fulfillment of duties by the Members of the Company's Management Board in 2009	Management	For	For
13	Adopt the resolutions regarding the acknowledgement of fulfillment of duties by the Members of the Company's Supervisory Board in 2009	Management	For	For
14
Approve the examination of the information and adoption of
resolutions regarding changes to the Company's Articles of
Association and establishing the unified text of the amended
Articles of Association
		Management	For	For
15	Approve the examination of the information and adoption of resolution regarding disposal, lease or charge of other right to third party of the organized part of the enterprise	Management	For	For
16	Approve the establishment the number of members of Supervisory Board	Management	For	For
17	Appointment of Supervisory Board on new term of office	Management	For	For
18	Closing the meeting	Management	For	For

PKO BK POLSKI SA
Security	X6919X108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	PLPKO0000016	Agenda		702496907 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 711905 DUE TO RECEIPT OF A-DDITIONAL RESOLUTION.
ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISRE-GARDED AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Opening of the OGM	Management	For	For
2.	Election of Chairperson of the OGM	Management	For	For
3.	Declare that the OGM has been duly convened and is capable of adopting the valid resolutions	Management	For	For
4.	Adopt the agenda of the OGM	Management	For	For
5.
Approve to examine the report of the Bank's Management Board on the activities of the PKO Bank Polski SA in 2009, including information on the activities of the Management Board of the Bank as the company body; also examine the financial statement of
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna for
2009 and the motion of the Management Board of the Bank on the distribution of the profit earned by PKO Bank Polski SA for 2009
		Management	For	For
6.
Approve to examine the report of the Management Board of the
Bank on the activities of the PKO Bank Polski SA Group in 2009 and the consolidated financial statement of the Powszechna kasa
Oszczednosci Bank Polski Spolka Akcyjna Group for 2009
		Management	For	For
7.
Approve to examine the report of the Supervisory Board of
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna
containing the results of evaluation of: the financial statement of
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna for
2009, the report of the Management Board of the Bank on the
activities of PKO Bank Polski SA in 2009, the motion of the
Management Board of the Bank on the distribution of the profit earned by PKO Bank Polski SA in 2009 and the report on the
activities of the Supervisory Board of the Bank as the company body in 2009
		Management	For	For
8.a	Approve the report of the Management Board of the Bank on the activities of PKO Bank Polski SA in 2009	Management	For	For
8.b	Approve the financial statement of Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna for 2009	Management	For	For
8.c	Approve the report of the Management Board of the Bank on the activities of the PKO Bank Polski SA Group in 2009	Management	For	For
8.d	Approve the consolidated financial statement of Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna Group for 2009	Management	For	For
8.e	Approve the report of the Supervisory Board of the Bank on the activities of the Supervisory Board of the Bank as the company body in 2009	Management	For	For
8.f	Approve the distribution of the profit earned by PKO Bank Polski SA in 2009	Management	For	For
8.g	Approve the payment of dividend for the year 2009	Management	For	For
8.h.1	Grant a vote of acceptance to confirm the discharge of Mr. Zbigniew Jagiello [performing the duties of the President of the Management Board of the Bank from 01 OCT 2009] from his duties in 2009	Management	For	For
8.h.2	Grant a vote of acceptance to confirm the discharge of Mr. Bartosz Drabikowski [Vice-President of the Management Board of the Bank] from his duties in 2009	Management	For	For
8.h.3	Grant a vote of acceptance to confirm the discharge of Mr. Krzysztof Dresler [Vice-President of the Management Board of the Bank] from his duties in 2009	Management	For	For
8.h.4	Grant a vote of acceptance to confirm the discharge of Mr. Jaroslaw Myjak [Vice-President of the Management Board of the Bank] from his duties in 2009	Management	For	For
8.h.5
Grant a vote of acceptance to confirm the discharge of Mr.
Wojciech Papierak [Vice-President of the Management Board of
the Bank, from 07 JUL 2009 to 01 OCT 2009 Acting President of the Management Board of the Bank]] from his duties in 2009
		Management	For	For
8.h.6	Grant a vote of acceptance to confirm the discharge of Mr. Mariusz Zarzycki [Vice-President of the Management Board of the Bank] from his duties in 2009	Management	For	For
8.h.7	Grant a vote of acceptance to confirm the discharge of Mr. Jerzy Pruski [President of the Management Board of the Bank to 07 JUL 2009] from his duties in 2009	Management	For	For
8.h.8	Grant a vote of acceptance to confirm the discharge of Mr. Tomasz Mironczuk [Vice-President of the Management Board of the Bank to 07 JUL 2009] from his duties in 2009	Management	For	For
8.i.1	Grant a vote of acceptance to confirm the discharge of Mr. Cezary Banasinski [Member of the Supervisory Board of the Bank] from his duties in 2009	Management	For	For
8.i.2	Grant a vote of acceptance to confirm the discharge of Mr. Tomasz Zganiacz [Deputy Chairperson of the Supervisory Board of the Bank] from his duties in 2009	Management	For	For
8.i.3	Grant a vote of acceptance to confirm the discharge of Mr. Jan Bossak [Member of the Supervisory Board of the Bank] from his duties in 2009	Management	For	For
8.i.4	Grant a vote of acceptance to confirm the discharge of Mr. Miroslaw Czekaj [Member of the Supervisory Board of the Bank] from his duties in 2009	Management	For	For
8.i.5	Grant a vote of acceptance to confirm the discharge of Mr. Ireneusz Fafara [Member of the Supervisory Board of the Bank] from his duties in 2009	Management	For	For
8.i.6	Grant a vote of acceptance to confirm the discharge of Mr. Blazej Lepczynski [Member of the Supervisory Board of the Bank] from his duties in 2009	Management	For	For
8.i.7	Grant a vote of acceptance to confirm the discharge of Mr. Alojzy Zbigniew Nowak [Member of the Supervisory Board of the Bank] from his duties in 2009	Management	For	For
8.i.8	Grant a vote of acceptance to confirm the discharge of Ms. Marzena Piszczek [Chairperson of the Supervisory Board of the Bank] from her duties in 2009	Management	For	For
8.i.9	Grant a vote of acceptance to confirm the discharge of Mr. Eligiusz Jerzy Krzesniak [Deputy Chairperson of the Supervisory Board of the Bank] from his duties in 2009	Management	For	For
8.i10	Grant a vote of acceptance to confirm the discharge of Mr. Jacek Gdanski [Member of the Supervisory Board of the Bank] from his duties in 2009	Management	For	For
8.i11	Grant a vote of acceptance to confirm the discharge of Mr. Epaminondas Jerzy Osiatynski [Member of the Supervisory Board of the Bank] from his duties in 2009	Management	For	For
8.i12	Grant a vote of acceptance to confirm the discharge of Ms. Urszula Palaszek [Member of the Supervisory Board of the Bank] from her duties in 2009	Management	For	For
8.i13	Grant a vote of acceptance to confirm the discharge of Mr. Roman Sobiecki [Member of the Supervisory Board of the Bank] from his duties in 2009	Management	For	For
8.i14	Grant a vote of acceptance to confirm the discharge of Mr. Jerzy Stachowicz [Member of the Supervisory Board of the Bank] from his duties in 2009	Management	For	For
8.i15	Grant a vote of acceptance to confirm the discharge of Mr. Ryszard Wierzba [Member of the Supervisory Board of the Bank] from his duties in 2009	Management	For	For
9.	Amend the Articles of Association of Powszechna kasa Oszczednosci Bank Polski Spolka Akcyjna	Management	For	For
10.	Amend the Rules and Regulations of the Supervisory Board of Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	Management	For	For
11.	Approve the principles of remuneration of the Members of the Supervisory Board of the Bank	Management	For	For
12.1	PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL: approve a dismissal from the Supervisory Board of Powszechna Kasa Oszczednosci Bank Polski Spo¦ka Akcyjna	Shareholder	Against	For
12.2	PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL: appointment to the Supervisory Board of Powszechna Kasa Oszczednosci Bank Polski Spo¦ka Akcyjna	Shareholder	Against	For
13.
Presentation of the information of the Supervisory Board of the
Bank on the outcome of the completed selection procedure for the positions of the President and Vice-President of the Management
Board of the Bank
		Management	For	For
14.	Presentation of the report of the Supervisory Board of the Bank on the process of selling training and recreation centres	Management	For	For
15.	Closure of the Meeting	Management	For	For

CHINA COAL ENERGY CO LTD
Security	Y1434L100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	CNE100000528	Agenda		702502813 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 697815 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Approve the 2009 report of the Board of Directors of the Company	Management	For	For
2.	Approve the 2009 report of the supervisory Committee of the Company	Management	For	For
3.	Approve the 2009 report of the Auditors and the Company's Audited financial statements for the YE 31 DEC 2009	Management	For	For
4.	Approve the profit distribution plan for the year 2009 as recommended by the Board of Directors and authorize the Board of Directors to implement such proposal	Management	For	For
5.	Approve the Company's 2010 capital expenditure budget	Management	For	For
6.	Approve the 2010 emoluments of Directors and Supervisors of the Company	Management	For	For
7.
Approve the appointment of Price-water-house-Coopers Zhong
Tian CPAs limited Company, as the Company's domestic Auditor and Price-water-house-Coopers, certified public accountants, as the Company's international Auditor for the FY 2010 and authorize the Board of Directors to determine their respective remunerations
		Management	For	For
S.8	Amend the Articles of Association and the procedural rules for shareholders' meeting of the Company	Management	For	For
S.9	Approve the general mandate to issue shares of the Company	Management	For	For
S.10	Amend the scope of business operations of the Company in the Articles of Association of the Company	Management	For	For

YANZHOU COAL MNG CO LTD
Security	Y97417102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	CNE1000004Q8	Agenda		702507534 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 698813 DUE TO DELETION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN2 0100423637.pdf	Non-Voting
1.	Approve the working report of the Board of Directors of the Company the "Board" for the YE 31 DEC 2009	Management	For	For
2.	Approve the working report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
3.	Approve the audited financial statements of the Company as at and for the YE 31 DEC 2009	Management	For	For
4.
Approve the proposed profit distribution plan of the Company for the YE 31 DEC 2009 and to authorize the Board to distribute an aggregate cash dividend of RMB 1,229.6 million tax inclusive , equivalent to RMB 0.25 tax inclusive per share to the
shareholders of the Company
		Management	For	For
5.	Approve the remuneration of the Directors and Supervisors of the Company for the YE 31 DEC 2010	Management	For	For
6.
Re-appointment of Grant Thornton and Shine Wing Certified
Public Accountants Ltd as the Company's International and PRC
Auditors for the year 2010, respectively, until the conclusion of the next AGM and to determine their remuneration arrangements
		Management	For	For
7.	Approve the purchase of liability insurance for the Directors, Supervisors and senior officers of the Company	Management	For	For
S.8	Approve the proposal regarding the expansion of the business scope of Yanzhou Coal Mining Company Limited and amendments to the Articles of Association of the Company	Management	For	For
S.9
Authorize the Board to issue, allot and deal with additional H
Shares in the share capital of the Company and to make or grant offers, agreements and options in respect thereof, subject to the following terms: i) such mandate shall not extend beyond the
Relevant Period save that the Board may during the Relevant
Period make or grant offers, agreements or options which might require the exercise of such powers after the end of the Relevant
Period; ii) the number of shares allotted or agreed conditionally or unconditionally to be allotted whether pursuant to an option or otherwise by the Board shall not exceed 20% of the number of H
Shares in issue as at the date of the this resolution; and iii) the
Board will only exercise its power under such mandate in
accordance with the Company Law of the PRC and the Rules
Governing the Listing of Securities on the Stock Exchange of
Hong Kong Limited as amended from time and only if all
necessary approvals from the China Securities Regulatory
Commission and/or other relevant PRC government authorities
are obtained; "H Shares" means the overseas-listed foreign
invested shares in the share capital of the Company with a par
		Management	For	For

value of RMB 1.00 each, and which are held and traded in Hong
Kong dollars; Authority expires at the conclusion of the next AGM of the Company following the passing of this resolution or
expiration of a 12 month period following the passing of this resolution or the date on which the authority set out in this resolution is revoked or varied by a special resolution of the shareholders of the Company in a general meeting; authorize the
Board, contingent on the Directors resolving to issue shares pursuant to this resolution, to approve, execute and do or procure to be executed and done, all such documents, deeds and things as it may consider relevant in connection with the issue of such new shares including, but not limited to, determining the time and place of issue, making all necessary applications to the relevant authorities and entering into an underwriting agreement or any other agreement , to determine the use of proceeds and to make all necessary filings and registrations with the relevant PRC, Hong
Kong and other authorities, and to make such amendments to the
Articles of Association as it thinks fit so as to reflect the increase in registered capital of the Company and to reflect the new share capital structure of the Company under the intended allotment and issue of the shares of the Company pursuant to this resolution

S.10
Authorize the Board of the Company, subject to this resolution, to repurchase the issued H shares of the Company on the Hong
Kong Stock Exchange, subject to and in accordance with all
applicable laws, rules and regulations and/or requirements of the governmental or regulatory body of securities in the PRC, the
Hong Kong Stock Exchange or of any other governmental or
regulatory body be approved; the aggregate nominal value of H
Shares of the Company authorized to be repurchased subject to the approval in this resolution during the Relevant Period shall not exceed 10% of the aggregate nominal value of the issued H
Shares of the Company as at the date of the passing of this
resolution; i) the passing of a special resolution with the same terms as the resolution set out in this paragraph except for this sub-paragraph (c) (i) at a class meeting for the holders of
Domestic Shares of the Company to be held on 25 JUN 2010 or
on such adjourned date as may be applicable ; and the class
meeting for the holders of H Shares to be held on 25 JUN 2010 or on such adjourned date as may be applicable for such purpose; ii)
the approval of the relevant PRC regulatory authorities as may be required by laws, rules and regulations of the PRC being obtained by the Company if appropriate; and iii) the Company not being required by any of its creditors to repay or to provide guarantee in respect of any amount due to any of them or if the Company is so required by any of its creditors, the Company having, in its absolute discretion, repaid or provided guarantee in respect of such amount pursuant to the notification procedure set out in
Articles of Association; subject to the approval of all relevant PRC regulatory authorities for the repurchase of such H Shares being granted, the Board be authorized to: i) amend the Articles of
Association as it thinks fit so as to reduce the registered share capital of the Company and to reflect the new capital structure of the Company upon the repurchase of H shares of the Company
as contemplated in this resolution; and ii) file the amended Articles of Association with the relevant governmental authorities of the
PRC; Authority expires at the conclusion of the next AGM or the expiration of a 12 month period following the passing of this special resolution or the date on which the authority set out in this special resolution is revoked or varied by a special resolution of the shareholders of the Company in any general meeting or by a special resolution of holders of H shares or holders of domestic shares of the Company at their respective class meetings
		Management	For	For

PT SEMEN GRESIK PERSERO TBK
Security	Y7142G168	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	ID1000106800	Agenda		702511709 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the changes on Company's Article of Association	Management	For	For
2	Approve the changes on Company's Board	Management	For	For

PICC PROPERTY AND CASUALTY COMPANY LTD
Security	Y6975Z103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	CNE100000593	Agenda		702516800 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 700361 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
CMMT
PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE
BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100430/LTN2
0100430306.pdf  h-
ttp://www.hkexnews.hk/listedco/listconews/sehk/20100610/LTN20
100610084.pdf
Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY-FOR RESOLUTIONS "1 TO 12 AND 14". THANK YOU.	Non-Voting
1	Approve the report of the Board of Directors of the Company for 2009	Management	For	For
2	Approve the Report of the Supervisory Committee of the Company for 2009	Management	For	For
3	Approve the audited financial statements and the Report of the Auditors of the Company for the YE 31 DEC 2009	Management	For	For
4	Approve the Profit Distribution Plan of the Company for the YE 31 DEC 2009	Management	For	For
5	Approve Directors' fees for 2010	Management	For	For
6	Approve the Supervisors' fees for 2010	Management	For	For
7
Re-appoint Ernst & Young as the International Auditors of the
Company and Ernst & Young Hua Ming as the domestic auditors
of the Company to hold office until the conclusion of the next
AGM, and authorize the Board of Directors to fix their
remuneration
		Management	For	For
S.8
Approve to grant a general mandate to the Board of Directors to separately or concurrently issue, allot or deal with additional domestic shares and H shares in the Company not exceeding
20% of each of the aggregate nominal      amount of the domestic
shares and H shares of the Company in issue within 12  months from the date on which shareholders' approval is obtained, and authorize the Board of Directors to increase the registered capital
of the    Company and make corresponding amendments to the
Articles of Association of  the Company as it thinks fit so as to reflect the new capital structure upon  the issue or allotment of shares
		Management	For	For
S.9
Approve the proposed amendments to the Articles of Association, and authorize the Chairman of the Board of Directors or his
authorized person to make amendments to the Articles of
Association as he deems necessary, appropriate  and expedient in accordance with the applicable laws, regulations and the
requirements of China Insurance Regulatory Commission and
other relevant authorities
		Management	For	For
S.10
Approve the proposed amendments to the Procedural Rules for
Shareholders' General Meeting, and authorize the Chairman of the Board of Directors or his  authorized person to make
corresponding revisions to these proposed           amendments as
he deems necessary and appropriate in accordance with the
requirements imposed by the relevant regulatory authorities and by the stock exchange of the place where the Company is listed
from time to time during    the approval process
		Management	For	For
S.11
Approve the proposed amendments to the Procedural Rules for
the Board of Directors, and authorize the Chairman of the Board of Directors or his authorized person to make corresponding
revision to these proposed amendments as he deems necessary
and appropriate in accordance with the requirements imposed by the relevant regulatory authorities and by the stock exchange of the place where the Company is listed from time to time during the
approval   process
		Management	For	For
S.12
Approve the proposed amendments to the Working Rules for the
Supervisory Committee, and authorize the Chairman of the
Supervisory Committee or his authorized person to make
corresponding revision to these proposed amendments as he
deems necessary and appropriate in accordance with the
requirements imposed by the relevant regulatory authorities and by the stock exchange of the place where the Company is listed from time to time during the approval process
		Management	For	For
13	To review the Duty Report of the Independent Directors for the Year 2009	Non-Voting
S.14
Authorize the Board of Directors to issue of a 10-year
subordinated term debts with an aggregate principal amount of not exceeding RMB 8,000 million by the Company, and to determine the terms and conditions and other relevant matters of such issue, and do all such acts and things or execute all such documents as it may in its opinion consider necessary, appropriate or expedient for the purpose of effecting or otherwise in connection with such issue or any matter incidental thereto
		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN VOTING OPTIONS COMMENT. I-F YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM UN-LESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

PT SEMEN GRESIK PERSERO TBK
Security	Y7142G168	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	ID1000106800	Agenda		702520289 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the 2009 annual report and ratify the financial statement and Acquit Et de Charge Company's Board	Management	For	For
2	Approve the 2009 annual environmental development partnership program	Management	For	For
3	Approve the 2009 profit allocation	Management	For	For
4	Approve to determine salary and honorarium Company's Board	Management	For	For
5	Appoint Public Accountant	Management	For	For

ROSTELECOM LONG DISTANCE & INTL TELECOMMUNICATION
Security	X7367F102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-Jun-2010
ISIN	RU0008943394	Agenda		702436305 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the annual report, balance sheet, including profit and loss statement and accounts, for the year 2009	Management	For	For
2	Approve the profit distribution including dividend payment at RUB 1.4002 per ordinary share and RUB 2.1005 per preferred share for the year 2009	Management	For	For
3	Election of the Board of Directors	Management	For	For
4	Election of the Audit Commission	Management	For	For
5	Approve the External Auditor for the year 2010	Management	For	For
6	Approve the determine the upper limit of declared shares of the Company and the amendments to the Company Charter	Management	For	For
7	Approve the reorganization in form of affiliation to Rostelecom of the telecommunications Companies	Management	For	For
8	Approve the amendments 2 to the Company Charter	Management	For	For
9	Approve the amendments 3 to the Company Charter	Management	For	For
10	Approve the new edition of regulations on general meetings	Management	For	For
11	Approve the new edition of regulations of Board of Directors	Management	For	For
12	Approve the interested parties transactions	Management	For	For
13
Approve the remuneration of the Board of Directors the
shareholders who vote against the reorganization of the Company or do not participate in voting will be granted with the right to sell the shares owned by them back to the Company, the repurchase price is fixed at RUB 86.21 per ordinary share and RUB 86.21 per preferred share, if the funds needed for the repurchase of the total amount of shares represented by shareholders repurchase
demands exceed 10% of the Company's net assets, the demands
will be executed on pro rata basis, 20% tax can be withheld from tender proceed of non resident shareholder in case the immovable property value of the issuer Company is more then 50% of
Company's assets value
		Management	For	For

SISTEMA JSFC
Security	X0020N117	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-Jun-2010
ISIN	RU000A0DQZE3	Agenda		702436723 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the AGM conduct procedure	Management	For	For
2	Approve the Company's annual report, annual accounting statement, including profit and loss account	Management	For	For
3	Approve the rate, form and schedule of dividend payment	Management	For	For
4	Election of Company's Auditing Commission	Management	For	For
5	Election of Company's Board of Directors	Management	For	For
6	Approve the Company's Auditor	Management	For	For
7	Approve the Company's Charter in a new version	Management	For	For
8	Approve the provision on the Company's general meeting in a new version	Management	For	For

CHINA OILFIELD SVCS LTD
Security	Y15002101	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	28-Jun-2010
ISIN	CNE1000002P4	Agenda		702444516 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100511/LTN2 0100511557.pdf	Non-Voting
1
Approve the resolution on the Company's satisfaction of the
requirements in relation to the A Share Issue by the Shareholders'
in accordance with the relevant provisions of laws and regulations including the Company Law of the PRC, the Securities Law of the
PRC, the Administrative Rules Governing Issue of Securities by
Listed Companies, and after self inquiry conducted by the
Company, the Company is able to satisfy the requirements in
relation to the A Share Issue
		Management	For	For
2	Approve the resolution on the feasibility study report for the use of proceeds from the A Share Issue of the Company	Management	For	For
3	Approve the resolution on the report on the use of proceeds from previous fundraising activities of the Company	Management	For	For
S.4a
Approve the each of the following items under the resolution concerning the A Share Issue of the Company Share Type the A
Shares to be issued under the A Share Issue are the domestic-
listed Renminbi denominated ordinary shares of the Company
		Management	For	For
S.4b
Approve the each of the following items under the resolution concerning the A Share Issue of the Company Nominal Value the
A Shares to be issued under the A Share Issue has a nominal
value of RMB 1.00 each
		Management	For	For
S.4c
Approve the each of the following items under the resolution concerning the A Share Issue of the Company offering Size: the A
Shares to be issued under the A Share Issue will be no more than
500,000,000 the exact offering size will be determined by the
Board and the lead underwriter  the sponsor  through negotiations, subject to the level of subscriptions if any ex-right or ex-dividend events, such as entitlement distribution, reserve capitalization or share placement, occur in the period between the date of the
Board meeting  as defined below  approving the A Share Issue and the date of A Share Issue, the respective maximum number of
Shares to be issued under the A Share Issue will be subject to corresponding adjustment
		Management	For	For
S.4d
Approve the each of the following items under the resolution concerning the A Share Issue of the Company Target Subscribers
Natural persons, legal persons and securities investment funds who maintain A share accounts with the Shanghai Stock
Exchange, and other investors as approved by the CSRC  save
for those investors who are not permitted to subscribe for the A
Shares by law, regulation and/or policy of the PRC
		Management	For	For
S.4e
Approve the each of the following items under the resolution concerning the A Share Issue of the Company pre-emptive rights of existing A Share Shareholders A portion of the new A Shares the proportion of which is to be determined by the Board  as authorized by the Shareholders at the general meeting  and the lead underwriter  will first be offered to all existing A Share
Shareholders whose names appeared on the share register on the
		Management	For	For

record date on a pro-rata basis any new A Shares not subscribed by any existing A Share Shareholders may be allotted and issued to other potential investors. In the event that any connected person of the Company subscribes for any new A Shares under
the A Share Issue, the Company shall comply with all relevant requirements under the Listing Rules under the A Share Issue, all target subscribers are required to settle the subscription in cash

S.4f
Approve the each of the following items under the resolution concerning the A Share Issue of the Company by the Shareholder
Basis for determining the Issue Price the issue price will be no less than the lower of  i  the average trading price of the A Shares for the 20 trading days prior to the date of the publication of the offering documents, or  ii  the average trading price of the A
Shares on the trading day preceding the date of the publication of the offering documents
		Management	For	For
S.4g
Approve the each of the following items under the resolution concerning the A Share Issue of the Company method of Issue:
the A Share Issue will be conducted via a public offer of new A
Shares through online and offline offering  within the meaning of the relevant PRC laws and regulations , pursuant to which the new A Shares will be offering through the trading system of the
Shanghai Stock Exchange and through placement by the
underwriter for the offering, respectively, to investors as approved by the CSRC, or other method as approved by the CSRC, the A
Share Issue to be conducted in due course within six months upon approval by the CSRC
		Management	For	For
S.4h
Approve the each of the following items under the resolution concerning the A Share Issue of the Company accumulated profit arrangement: upon the completion of the A Share Issue, existing the old and new Shareholders will share the undistributed profits accumulated prior to the A Share Issue
		Management	For	For
S.4i
Approve the each of the following items under the resolution concerning the A Share Issue of the Company: Place of Listing
the A Shares issued under the A Share Issue will be traded on the
Shanghai Stock Exchange
		Management	For	For
S.4j
Approve the each of the following items under the resolution concerning the A Share Issue of the Company effectiveness of the
Resolution approving the A Share Issue the resolution will be effective within 12 months from the date when it is approved at the
EGM of the Company in addition to approval by this general
meeting, this resolution is required to be submitted as special resolution to the class meetings of Shareholders for consideration and approval and the execution is subject to the approval of the
CSRC, the plan approved by the CSRC shall be final
		Management	For	For
S.4k
Approve the each of the following items under the resolution concerning the A Share Issue of the Company use of Proceeds: it
is intended to raise a gross amount of no more than RMB 7 billion
approximately HKD 8 billion   inclusive of issuing expenses
through the A Share Issue It is currently intended that the
proceeds raised from the A Share Issue will be used for the
following projects:  1  building of oilfield service vessel s approximately RMB 2.56 billion  approximately HKD 2.9 billion  ;  2
building of 200 feet jack-up rig s   approximately RMB 1.93 billion
approximately HKD 2.2 billion  ;  3 building of deep-water AHTS
vessel s   approximately RMB 1.03 billion approximately HKD 1.2
billion  ;  4  building of twelve-streamer seismic vessel s
approximately RMB 960 million  approximately HKD 1.1 billion  ;
CONT
		Management	For	For
CONT
CONTD  and  5  building of deep-water survey vessel s
approximately RMB 520-million  approximately HKD 600 million the Company may invest in the above-projects through utilizing its internal resources before the proceeds from-the A Share Issue is made available to the Company when the proceeds is-available, the Company is authorized to apply the proceeds to any payment due-in relation to the above projects which is incurred before the completion of-the A Share Issue in the event that the proceeds raised from the A Share-Issue is not sufficient for the purpose of the above projects, the Company-will utilize other funding sources to cover the shortfall upon CONT
Non-Voting
CONT
CONT completion of any of the above projects, the remaining
proceeds raised-from the A Share Issue  together with interest accrued thereon , if any, will-be applied in other projects aforesaid, as approved by the Board and-recommended by the independent
Directors, the sponsor and the Supervisory-Committee of the
Company
Non-Voting
S.5
Approve the resolution concerning the authorization given to the
Board for handling all relevant matters regarding the A Share
Issue in order to effectively complete, in an orderly manner, the A
Share Issue by the Company in accordance with laws and
regulations including the Company Law of the PRC and the
Securities Law of the PRC and the Articles of Association;  a
authorize  Mr. Liu Jian and Mr. Li Yong as the Directors to handle all matters relating to the A Share Issue, including but not limited to making specific determination on the timing of issue, CONTD
		Management	For	For
CONT
CONTD offering size, method of issue, pricing method, issue
price, target-subscribers, offering size and proportion to target subscribers, and offer to-existing Shareholders and other matters relating to the A Share Issue;  b-authorize  Mr. Liu Jian and Mr. Li
Yong as the Directors to sign and execute-all application
documents and other necessary documents and agreements-
relating to the A Share Issue as required by the relevant
Supervisory-departments, stock exchange and approval
authorities  c  Within the scope of-authorization by the general meeting and based on the actual circumstances;-authorize  Mr.
Liu Jian and Mr. Li Yong as the Directors to adjust the-
arrangements for the specific projects which the proceeds of the A
Share-Issue will be used for, including the amount of funds, time and method of-implementation of the projects and the priority of the projects CONTD
Non-Voting
CONT
CONTD  d authorize  Mr. Liu Jian and Mr. Li Yong, as the
Directors to handle-such relevant matters as share registration and listing, to submit relevant-documents upon completion of the
A Share Issue, to amend the Articles of-Association  being to amend  i  Article 16 for the purpose of amending the-total issued ordinary shares of the Company and the shareholding
percentage-of the promoter upon completion of the A Share Issue;
ii  Article 17 for the-purpose of amending the total number of A
Shares issued by the Company upon-completion of the A Share
Issue, the total number of A Shares held by the-CONTD
Non-Voting
CONT
CONTD promoter and the A Share Shareholders  other than the
promoter , and-the respective percentages of the promoter, the A
Share Shareholders  other-than the promoter  and the H Share
Shareholders in the total issued ordinary-shares of the Company;
and  iii  Article 20 for the purpose of amending the-total registered capital of the Company  upon completion of the A Share-Issue, and carry out relevant registration procedures regarding the change of-the registered capital of the Company;  e  authorize Mr.
Liu Jian and Mr. Li-Yong as a Directors to handle all other relevant matters related to the A-Share Issue;  f  the authorization as set forth above shall be effective for-12 months commencing from the date of approval of the resolutions at the EGM-of the Company
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

CHINA OILFIELD SVCS LTD
Security	Y15002101	Meeting Type		Class Meeting
Ticker Symbol		Meeting Date	28-Jun-2010
ISIN	CNE1000002P4	Agenda		702450759 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100511/LTN2 0100511559.pdf	Non-Voting
S.1a	Approve to issue under the A Shares in the domestic-listed Renminbi denominated ordinary shares of the Company	Management	For	For
S.1b	Approve to issue under the A Share Issue has a nominal value of RMB 1.00 each	Management	For	For
S.1c
Approve to issue under the A Share Issue will be no more than
500,000,000. The exact offering size will be determined by the
Board and the lead underwriter [the sponsor] through negotiations, subject to the level of subscriptions If any ex-right or ex-dividend events, such as entitlement distribution, reserve capitalization or share placement, occur in the period between the date of the
Board meeting [as defined below] approving the A Share Issue and the date of A Share Issue, the respective maximum number of
Shares to be issued under the A Share Issue will be subject to corresponding adjustment
		Management	For	For
S.1d
Approve that natural persons, legal persons and securities
investment funds who maintain A share accounts with the
Shanghai Stock Exchange and other investors as approved by the
CSRC [save for those investors who are not permitted to
subscribe for the A Shares by law, regulation and/or policy of the
PRC]
		Management	For	For
S.1e
Approve that a portion of the new A Shares [the proportion of which is to be determined by the Board [as authorized by the
Shareholders at the general meeting] and the lead underwriter]
will first be offered to all existing A Share Shareholders whose names appeared on the share register on the record date on a pro-rata basis. Any new A Shares not subscribed by any existing
A Share Shareholders may be allotted and issued to other
potential investors. In the event that any connected person of the
Company subscribes for any new A Shares under the A Share
Issue, the Company shall comply with all relevant requirements under the Listing Rules Under the A Share Issue, all target
subscribers are required to settle the subscription in cash
		Management	For	For
S.1f
Approve that the issue price will be no less than the lower of [i] the average trading price of the A Shares for the 20 trading days prior to the date of publication of the Offering Documents, or [ii] the average trading price of the A Shares on the trading day
preceding the date of publication of the Offering Documents
		Management	For	For
S.1g
Approve that the A Share Issue will be conducted via a public offer of new A Shares through online and offline offering [within the meaning of the relevant PRC laws and regulations], pursuant to which the new A Shares will be offering through the trading
system of the Shanghai Stock Exchange and through placement
by the underwriter for the offering, respectively, to investors as approved by the CSRC, or other method as approved by the
CSRC; the A Share Issue, if approved by the CSRC, shall be
conducted in due course within six months thereafter
		Management	For	For
S.1h	Approve that the issue upon the completion of the A Share Issue, both the existing and new Shareholders will share the undistributed profits accumulated prior to the A Share Issue	Management	For	For
S.1i	Approve that the A Shares issued under the A Share Issue will be traded on the Shanghai Stock Exchange	Management	For	For
S.1j
Approve that the resolution will be effective within 12 months from the date when it is approved at the EGM of the Company; in
addition to approval by this general meeting, this resolution is required to be submitted as special resolution to the class
meetings of Shareholders for consideration and approval and the execution is subject to the approval of the CSRC; the plan
approved by the CSRC shall be final
		Management	For	For
S.1k
Approve to raise a gross amount of no more than RMB 7 billion
[approximately HKD 8 billion] [inclusive of issuing expenses]
through the A Share Issue. It is currently intended that the proceeds raised from the A Share Issue will be used for the
following projects: [1] building of oilfield service vessel[s]
[approximately RMB2.56 billion [approximately HKD 2.9 billion]];
[2] building of 200 feet jack-up rig[s] [approximately RMB 1.93 billion [approximately HKD 2.2 billion]]; [3] building of deep-water
AHTS vessel[s] [approximately RMB 1.03 billion [approximately
HKD 1.2 billion]]; [4] building of twelve-streamer seismic vessel[s]
[approximately RMB 960 million [approximately HKD 1.1 billion];
and [5] building of deep-water survey vessel[s] [approximately
RMB520 million [approximately HKD 600 million]; the Company
may invest in the above projects through utilizing its internal resources before the proceeds from the A Share Issue is made available to the Company. When the proceeds is available;
authorize the Company to apply the proceeds to any injected
capital in relation to the above projects which is incurred before the completion of the A Share Issue. 4 In the event that the proceeds raised from the A Share Issue is not sufficient for the purpose of the above projects, the Company will utilize other funding sources to cover the shortfall. Upon completion of any of the above projects, CONT  the remaining proceeds raised from the A Share Issue [together with interest accrued thereon], if any, will be applied in other projects aforesaid, as approved by the
Board and recommended by the independent Directors, the
sponsor and the supervisory committee of the Company
		Management	For	For
S.2
Authorize the Board for handling all relevant matters regarding the
A Share Issue be and is hereby approved; in order to effectively complete, in an orderly manner, the A Share Issue by the
Company in accordance with laws and regulations including the
Company Law of the PRC and the Securities Law of the PRC and
the Articles of Association, the following be and are hereby approved; [a] authorize the Directors Mr. Liu Jian and Mr. Li Yong, both to handle all matters relating to the A Share Issue, including but not limited to making specific determination on the timing of issue, offering size, method of issue, pricing method, issue price, target subscribers, offering size and proportion to target
subscribers, and offer to existing Shareholders and other matters relating to the A Share Issue; [b] authorize the Directors Mr. Liu
Jian and Mr. Li Yong, both to sign and execute all application documents and other necessary documents and agreements
relating to the A Share Issue as required by the relevant
supervisory departments, stock exchange and approval
authorities; [c] authorize the Directors and based on the actual circumstances, Mr. Liu Jian and Mr. Li Yong, both being Directors, to adjust the arrangements for the specific projects which the proceeds of the A Share Issue will be used for, including the amount of funds, time and method of implementation of the
		Management	For	For

projects and the priority of the projects; [d] authorize the Directors
Mr. Liu Jian and Mr. Li Yong, both to handle such relevant matters as share registration and listing, to submit relevant documents upon completion of the A Share Issue, to amend the Articles of
Association [being to amend [i] Article 16 for the purpose of amending the total issued ordinary shares of the Company and the shareholding percentage of the promoter upon completion of the A Share Issue; [ii] Article 17 for the purpose of amending the total number of A Shares issued by the Company upon completion of the A Share Issue, the total number of A Shares held by the promoter and the A Share Shareholders [other than the promoter], and the respective percentages of the promoter, the A Share
Shareholders [other than the promoter] and the H Share
Shareholders in the total issued ordinary shares of the Company;
and [iii] Article 20 for the purpose of amending the total registered capital of the Company] upon completion of the A Share Issue, and carry out relevant registration procedures regarding the change of the registered capital of the Company; [e] authorize the
Directors Mr. Liu Jian and Mr. Li Yong, both to handle all other relevant matters related to the A Share Issue; [f] authorize to set forth above shall be effective for 12 months commencing from the date of approval of the resolutions at the EGM of the Company

MINING AND METALLURGICAL COMPANY NORILSK NICKEL JS
Security	X40407102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		28-Jun-2010
ISIN	RU0007288411	Agenda		702487720 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve MMC Norilsk Nickel's 2009 Annual Report	Management
2.	Approve MMC Norilsk Nickel's 2009 Annual Accounting Statements including Profit and Loss Statement	Management
3.	Approve distribution of MMC Norilsk Nickel's profits and losses for 2009 as per the recommendation of the Board of Directors	Management
4.	Approve the payout dividends on MMC Norilsk Nickel's ordinary shares for the year 2009 in the amount 210 RUB per ordinary share	Management

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE NOTE THAT ONLY A VOTE "FOR" THE
DIRECTOR WILL BE CUMULATED. PLEASE CON-TACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY
QUESTIONS.
Non-Voting
5.1	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Election of Dmitry O. Afanasiev as a Member of the Board of Directors	Shareholder
5.2	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Election of Boris Bakal as a Member of the Board of Directors	Shareholder
5.3	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Election of Alexey V. Bashkirov as a Member of the Board of Directors	Shareholder
5.4	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Election of Andrey E. Bougrov as a Member of the Board of Directors	Shareholder
5.5	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Election of Olga V. Voitovich as a Member of the Board of Directors	Shareholder
5.6	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Election of Alexander S. Voloshin as a Member of the Board of Directors	Shareholder
5.7	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Election of Artem O. Volynets as a Member of the Board of Directors	Shareholder
5.8	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Election of Vadim V. Geraskin as a Member of the Board of Directors	Shareholder
5.9	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Election of Maxim A. Goldman as a Member of the Board of Directors	Shareholder
5.10	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Election of Oleg V. Deripaska as a Member of the Board of Directors	Shareholder
5.11	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Election of Marianna A. Zakharova as a Member of the Board of Directors	Shareholder
5.12	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Election of Olga N. Zinovieva as a Member of the Board of Directors	Shareholder
5.13	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Election of Natalia V. Kindikova as a Member of the Board of Directors	Shareholder
5.14	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Election of Andrey A. Klishas as a Member of the Board of Directors	Shareholder
5.15	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Election of Dmitry R. Kostoev as a Member of the Board of Directors	Shareholder
5.16	Election of Bradford Alan Mills as a Member of the Board of Directors	Management
5.17	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Election of Oleg M. Pivovarchuk as a Member of the Board of Directors	Shareholder
5.18	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Election of Dmitry V. Razumov as a Member of the Board of Directors	Shareholder
5.19	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Election of Petr I. Sinshinov as a Member of the Board of Directors	Shareholder
5.20	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Election of Tatiana V. Soina as a Member of the Board of Directors	Shareholder
5.21	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Election of Maxim M. Sokov as a Member of the Board of Directors	Shareholder
5.22	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Election of Vladislav A. Soloviev as a Member of the Board of Directors	Shareholder
5.23	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Election of Vladimir I. Strzhalkovsky as a Member of the Board of Directors	Shareholder
5.24	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Election of Vasily N. Titov as a Member of the Board of Directors	Shareholder
5.25	Election of John Gerad Holden as a Member of the Board of Directors	Management

PLEASE NOTE THAT ALTHOUGH THERE ARE 7 CANDIDATES
TO BE ELECTED AS MEMBERS OF T-HE REVISION
COMMISSION, THERE ARE ONLY 5 VACANCIES AVAILABLE
TO BE FILLED AT T-HE MEETING. THE STANDING
INSTRUCTIONS FOR THIS MEETING WILL BE DISABLED AND,
I-F YOU CHOOSE, YOU ARE REQUIRED TO VOTE FOR ONLY
5 OF THE 7 MEMBERS OF THE REVI-SION COMMISSION.
THANK YOU.
Non-Voting
6.1	Election of Petr V. Voznenko as a Member of the Revision Commission	Management
6.2	Election of Alexey A. Kargachov as a Member of the Revision Commission	Management
6.3	Election of Elena A. Mukhina as a Member of the Revision Commission	Management
6.4	Election of Dmitry V. Pershinkov as a Member of the Revision Commission	Management
6.5	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Election of Tatiana V. Potarina as a Member of the Revision Commission	Shareholder
6.6	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Election of Tamara A. Sirotkin as a Member of the Revision Commission	Shareholder
6.7	Election of Sergey G. Khodacevich as a Member of the Revision Commission	Management
7.	Approve the Rosexpertiza LLC as the Auditor of MMC Norilsk Nickel's 2009 Russian accounting statements	Management
8.1
Approve to establish that the principle amount of remuneration to be paid to an Independent Director shall be USD 62,500 per
quarter [to be paid in Russian Rubles at the exchange rate fixed by the Bank of Russia on the day of payment] and that expenses in the amount of up to RUB 2 million year shall be reimbursed upon presentation of document proof, the above mentioned sum is gross of taxes and charges applicable; if an Independent Director presides over a Board Committee to establish that the additional remuneration in the amount of USD 31,250 per quarter, shall be paid to such Independent Director for each presided Committees
[to be paid in Russian Rubles at the exchange rate fixed by the bank of Russian on the Day of payment] the above mentioned
sum is gross of taxes and charges applicable; to establish that the principle amount of remuneration to be paid to Chairman of the
Board of Directors, in case he is an Independent Director, shall be
USD 2,500,000 per year [to be paid in Russian Rubbles at the exchange rate fixed by the Bank of Russia on the day of
payment], the above mentioned sum is gross of taxes and
charges applicable, to establish that the amount of annual bonus to be paid to a Chairman of the Board of Directors, in case he is an Independent Director, shall be USD 3,000,000 per year [to be paid in Russian Rubles at the exchange rate fixed by the Bank of
Russia on the day of payment], the above mentioned sum is gross of taxes and charges applicable; remuneration sums mentioned in
Clauses 1, 2, 3 and 4 of this resolution shall be paid for the period from 29 JUN 2010 and to date, on which the term of the
respective Independent Director will end and/ or until he/she ceases to carry out his/he professional duties as Chairman of the
Committee respectively
Management
8.2	Approve the Incentive Program - Option Plan for Independent Directors of MMC Norilsk Nickel; to establish that the program will be valid from 29 JUN 2010 to 30 JUN 2011	Management
9.
Approve that the value of property being the subject of interrelated transactions to indemnify Members of the Board of Directors and
Members of the Management Board of OJSC MMC Norilsk Nickel
against damages the aforementioned persons may incur in their respective positions specified above shall not exceed USD
115,000,000 for each transaction
Management
10.
Approve the interrelated transactions, to which all the Members of the Board of Directors and Members of the Management Board of
OJSC MMC Norilsk Nickel are interested parties, and which
involve the obligations of OJSC MMC Norilsk Nickel to indemnify
Members of the Board of Directors and Members of the
Management Board of OJSC MMC Norilsk Nickel against
damages the aforementioned persons may incur in their
respective positions specified above, shall not exceed USD
115,000,000 for each such person
Management
11.
Approve to establish that the value of services involving liability insurance for members of the Board of Directors and Members of the Management Board of OJSC MMC Norilsk Nickel with liability limited to USD 150,000,000 and additional insurance coverage limit of USD 50,000,000 shall not exceed USD 1,200,000
Management
12.
Approve the transaction, to which all Members of the Board of
Directors and the Members of the Management Board of OJSC
MMC Norilsk Nickel are interested parties, involving liability insurance for Members of the Board of Directors and Members of
the Management Board of OJSC MMC Norilsk Nickel who will be
beneficiary parties to the transaction by a Russian Insurance
Company, for the 1 year term with liability limited to USD
150,000,000 and additional insurance coverage limit of USD
50,000,000 and with premium to insurer not exceeding USD
1,200,000
Management
13.
Approve the interrelated transactions between OJSC MMC Norilsk
Nickel and CJSC Normetimpex considered to be interested parties transaction under which OJSC MMC Norilsk Nickel delegates
CJSC Normetimpex execution of legal and other actions,
envisaged at sales in domestic and international market till DEC
2013 inclusive, belongings of OSJC MMC Norilsk Nickel, nickel and nickel products in the amount up to 240,000 tonnes, copper products in the amount up to 450,000 tonnes, cobalt and cobalt products in the amount up to 5,000 tonnes, platinum and platinum products in the amount up to 100 kg, palladium products in the amount up to 5 kg gold in the amount up to 4,500 kg silver in the amount up to 75,000 kg selenium in the amount up to 100 tonnes, tellurium in the amount up to 1 tonnes, sulfur in the amount up to
200,000 tonnes at preliminary agreed terms and conditions with
OJSC MMC Morilsk Nickel, information on subject, price and other important terms and conditions of the transactions to be approved are stated in orders [Annex1-2], in main pricing conditions for export and domestic sales of the Company's goods [Annex9] to engagement agreement N2HH/581-2009 dated 28 AUG 2009
[Annex4] Commissioning agreement N2HH/1001-2009 dated 21
DEC 2009
Management

CHINA RAILWAY GROUP LTD
Security	Y1509D116	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	CNE1000007Z2	Agenda		702408659 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK- http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2 01004291493.pdf	Non-Voting
1	Approve the report of the Board of Directors of the Company FYE 31 DEC 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company FYE 31 DEC 2009	Management	For	For
3	Approve the work report of Independent Directors of the Company FYE 31 DEC 2009	Management	For	For
4	Approve the audited consolidated financial statements of the Company FYE 31 DEC 2009	Management	For	For
5
Re-appoint Deloitte Touche Tohmatsu as the Company's
international Auditors and Deloitte Touche Tohmatsu CPA Ltd. as
the Company's domestic Auditors for a term ending at the next
AGM of the Company and to authorize the Board of Directors of the Company to determine their remuneration
		Management	For	For
6	Approve the Profit Distribution Plan of the Company FYE 31 DEC 2009	Management	For	For
7	Approve the adjustments to the remuneration for the Independent Directors of the Company	Management	For	For

METALLURGICAL CORPORATION OF CHINA LTD
Security	Y5949Y119	Meeting Type		Class Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	CNE100000FF3	Agenda		702426861 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2 01004291807.pdf	Non-Voting
s.1
Authorize the Company to purchase Shares on The Stock
Exchange of Hong Kong Limited [the "Hong Kong Stock
Exchange"] or the Shanghai Stock Exchange or any other stock exchange on which the Shares may be listed and which is
recognized for this purpose by the Hong Kong Securities and
Futures Commission and the Stock Exchange, subject to
paragraph (B) below, the exercise by the Board of Directors during the Relevant Period of all the powers of the Company in
accordance with all applicable laws, including the Listing Rules of the Shanghai Stock Exchange, the Hong Kong Code on Share
Repurchases and the Rules Governing the Listing of Securities on
The Stock Exchange of Hong Kong Limited [as amended from
time to time], be and is hereby generally and unconditionally approved; the aggregate nominal amount of Shares which may be purchased or agreed conditionally or unconditionally to be
purchased pursuant to the approval in paragraph (A) above shall not exceed 10% of the aggregate nominal amount of the share
capital of the Company in issue as at the date of passing of this resolution, and the said approval shall be limited accordingly; on the condition that the Shareholders have approved paragraphs (A)
and (B) above by a special resolution at the AGM, the aggregate nominal amount of: (a) A Shares which may be purchased or
agreed conditionally or unconditionally to be purchased pursuant to the approval in paragraph (A) above shall not exceed 10% of the aggregate nominal amount of A Shares in issue as at the date of passing of this resolution at the AGM and at the relevant class meeting of the Shareholders, whichever is later, and the said approval shall be limited accordingly; and (b) H Shares which may be purchased or agreed conditionally or unconditionally to be purchased pursuant to the approval in paragraph (A) above shall not exceed 10% of the aggregate nominal amount of H Shares in issue as at the date of passing of this resolution at the AGM and at the relevant class meeting of the Shareholders, and the said approval shall be limited accordingly; [Authority expires at the conclusion of the next AGM of the Company and the expiration of the period within which the next annual general meeting of the
Company is required by the Articles of Association of the
Company or Bylaw to be held]
		Management	For	For

PING AN INSURANCE (GROUP) COMPANY OF CHINA LTD
Security	Y69790106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	CNE1000003X6	Agenda		702430149 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 695378 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING
INFORMATION IS AVAILABLE BY CLIC-KING ON THE
MATERIAL URL LINK:
http://www.hkexnews.hk/listedco/listconews/sehk-
/20100427/LTN201004271129.pdf &
http://www.hkexnews.hk/listedco/listconews/seh-
k/20100511/LTN20100511535.pdf
Non-Voting
1.	Approve the report of the Board of Directors of the Company for the YE 31 DEC 2009	Management	For	For
2.	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
3.	Approve the annual report of the Company and its summary for the YE 31 DEC 2009	Management	For	For
4.	Approve the report of the Auditors and audited financial statements of the Company for the YE 31 DEC 2009	Management	For	For
5.	Approve the profit distribution plan and the recommendation for the final dividend for the YE 31 DEC 2009	Management	For	For
6.
Re-appointment of Ernst & Young Hua Ming as the PRC Auditors and Ernst & Young as the international Auditors of the Company to hold office until the conclusion of the next AGM and to authorize the Board of Directors to fix their remuneration
		Management	For	For
7.	Appointment of Mr. David Fried as a Non-executive Director of the Company	Management	For	For
S.8
Amend the Articles of Association of the Company, and to
authorize the Board of Directors to make further amendments to the Articles of Association of the Company that it considers necessary, appropriate or expedient in accordance with the
applicable laws and regulations, and the requirements of China
Insurance Regulatory Commission and other relevant regulatory authorities
		Management	For	For
S.9
Approve to give a general mandate to the Board of Directors to issue, allot and deal with additional H shares not exceeding 20%
of the H shares of the Company in issue and authorize the Board of Directors to make corresponding amendments to the Articles of
Association as it thinks fit so as to reflect the new capital structure upon the allotment or issuance of shares
		Management	For	For
	To consider and review the Performance Report of the Directors for the Year 20-09 of the Company	Non-Voting
	To consider and review the "Report on Connected Transactions and Implementatio-n of Management System of Connected Transactions for 2009	Non-Voting
10.
Approve the holders of the 299,088,758 H shares of the Company which were newly issued on 06 MAY 2010 are entitled to receive the final dividend for the YE 31 DEC 2009, if any, as the other shareholders of the Company are entitled to
		Management	For	For
S.11
Approve the proposed further amendments to the Articles of
Association of the Company as set out in Appendix I to the
supplemental circular to be dispatched to shareholders of the
Company on 11 MAY 2010; and authorize the Chairman of the
Board of Directors or a person authorized by him to make
appropriate amendments to the Articles of Association whenever necessary in the process of submitting the same for approval, as required from time to time by the relevant regulatory authorities, administration of industry and commerce as well as the stock exchanges
		Management	For	For

CEZ A.S., PRAHA
Security	X2337V121	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	CZ0005112300	Agenda		702463768 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Opening, election of the general meeting Chairman, minutes clerk, minutes verifiers and persons authorized to count the votes	Management	For	For
2
Receive the Board of Directors report on the business activity of the Company and on the state of its assets for the year 2009;
overall explanation report according to Section 118 Article 8 of the
Act on business activities on the   Capital Market
		Management	For	For
3	Receive the Supervisory Board report on the results of control activities	Management	For	For
4	Receive the Audit Committee report on the results of activities	Management	For	For
5	Approve the financial statement of CEZ, A. S. and consolidated financial statement of CEZ group for the year 2009	Management	For	For
6	Approve the decision on distribution of profit of CEZ, A. S. in the year 2009	Management	For	For
7	Approve the decision on amendment to the Company's Articles of Association	Management	For	For
8	Approve the decision on providing approval of the contract of deposit of part of the enterprise Power Plant Chvaletice to a subsidiary Company	Management	For	For
9	Approve the decision on the volume of financial means for making donations in the year 2011	Management	For	For
10	Approve the confirmation of co-opting, recall and election of the Supervisory Board Members	Management	For	For
11	Approve the contracts for performance of the function of Supervisory Board Member's	Management	For	For
12	Approve to recall and election of the Members of the Audit Committee	Management	For	For
13	Approve the contracts for performance of the function of Audit Committee Members	Management	For	For
14	Conclusion	Management	For	For

FEDERAL GRID CO UNI ENERGY SYS JT STK CO
Security	X2393G109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		29-Jun-2010
ISIN	RU000A0JPNN9	Agenda		702497480 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 706847 DUE TO RECEIPT OF D-IRECTOR NAMES. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED-AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Approve the annual report of the Company for 2009 FY	Management
2	Approve the balance sheet for 2009 FY including profit and loss account statement	Management
3	Approve the profit and loss distribution including dividend payment for 2009 FY	Management
4	Approve the dividend payment for 2009 FY [the Board of Directors recommended not paying out the dividends for 2009]	Management
5	Approve the remuneration to be paid to the Members of the Board of Directors	Management
CMMT
PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE NOTE THAT ONLY A VOTE "FOR" THE
DIRECTOR WILL BE CUMULATED. PLEASE CON-TACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY
QUESTIONS.
Non-Voting
6.1	Election of Auev Boris Il'ich as a Board of Director	Management
6.2	Election of Budargin Oleg Mikhailovich as a Board of Director	Management
6.3	Election of Kutovoy Georgiy Petrovich as a Board of Director	Management
6.4	Election of Makarov Alexey Alexandrovich as a Board of Director	Management
6.5	Election of Malishev Andrey Borisovich as a Board of Director	Management
6.6	Election of Ponomarev Dmitry Valerievich as a Board of Director	Management
6.7	Election of Seveznev Kirill Gennadievich as a Board of Director	Management
6.8	Election of Solov'ev Yuriy Alekseevich as a Board of Director	Management
6.9	Election of Fedorov Denis Vladimirovich as a Board of Director	Management
6.10	Election of Ferlengi Ernesto as a Board of Director	Management
6.11	Election of Hvalin Igor Vladimirovich as a Board of Director	Management
6.12	Election of Sharipov Rashid Ravelevich as a Board of Director	Management
6.13	Election of Shmatko Sergey Ivanovich as a Board of Director	Management
7.1	Election of Gorevoy Dmitry Mikhailovich as a Audit Commission	Management
7.2	Election of Drokova Anna Valerievna as a Audit Commission	Management
7.3	Election of Kolyada Andrey Sergeevich as a Audit Commission	Management
7.4	Election of Raspopov Vladimir Vladimirovich as a Audit Commission	Management
7.5	Election of Tikhonova Mariya Gennadievna as a Audit Commission	Management
8	Approve the External Auditor	Management
9	Approve the new edition of the Charter of the Company	Management
10	Approve the new edition of the internal documents	Management

POLYMETAL JT STK CO
Security	X6655M100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		29-Jun-2010
ISIN	RU000A0JP195	Agenda		702497531 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 711097 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Approve the annual report, balance sheet, profit and loss statement	Management
2.	Approve the profit and loss distribution and non payment of dividends for the year 2009	Management

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE NOTE THAT ONLY A VOTE "FOR" THE
DIRECTOR WILL BE CUMULATED. PLEASE CON-TACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY
QUESTIONS.
Non-Voting
3.1	Election of Areshev. S as a Director	Management
3.2	Election of Best Jonathan as a Director	Management
3.3	Election of Grunberg M as a Director	Management
3.4	Election of Duvieusart Jean-Pascal Pierre Alexandre as a Director	Management
3.5	Election of Nesis V as a Director	Management
3.6	Election of Russell Skirrow as a Director	Management
3.7	Election of Hachaturyants A as a Director	Management
3.8	Election of Leonard Anthony Jomeniuk as a Director	Management
3.9	Election of Martin Schaffer as a Director	Management
3.10	Election of Yuzhanov I as a Director	Management
3.11	Election of Yanakov K as a Director	Management
4.1	Election of Zarya A to the Audit Commission	Management
4.2	Election of Pavlov D to the Audit Commission	Management
4.3	Election of Kazarinov A to the Audit Commission	Management
5.	Approve the External Auditor	Management
6.	Approve the new edition of the provision on the Board of Directors	Management
7.	Approve the interested party transactions which can be concluded in the future in the process of business activity [transactions with limited [liability] Company resources Albazino]	Management
8.	Approve the interested party transactions which can be concluded in the future in the process of business activity [lending and guaranteeing]	Management
9.	Approve the interested party transactions which can be concluded in the future in the process of business activity [transactions with JSC Nomos Bank]	Management
10.	Approve the interested party transactions [Directors and Officers liability insurance for Members of the Board of Directors of the Company)	Management
11.
Approve the interested party transactions which can be concluded in the future in the process of business activity [Directors and
Officers liability insurance for Members of the Board of Directors of the Company]
Management

METALLURGICAL CORPORATION OF CHINA LTD
Security	Y5949Y119	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	CNE100000FF3	Agenda		702517422 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 701030 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE
BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100611/LTN2
0100611164.pdf AN-D
http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2
01004291799.pdf
Non-Voting
1.	Approve the report of the Board of Directors of the Company for the YE 31 DEC 2009 as specified	Management	For	For
2.	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2009 as specified	Management	For	For
3.	Approve the report of the International Auditors and audited financial statements of the Company for the YE 31 DEC 2009 as specified	Management	For	For
4.	Approve the Profit Distribution Plan of the Company for the YE 31 DEC 2009	Management	For	For
5.	Appointment of Mr. Jing Tianliang as a Non-Executive Director of the Company	Management	For	For
6.	Approve the provision of external guarantees by the Company and its Subsidiaries as specified	Management	For	For
7.	Approve the guarantees provided by the subsidiaries of the Company during the period from 21 SEP 2009 to 31 DEC 2009	Management	For	For
8.	Amend the Rules for Providing External Guarantees of the Company	Management	For	For
9.
Re-appoint PricewaterhouseCoopers as the International Auditor and the appointment of PricewaterhouseCoopers Zhong Tian
CPAs Limited Company as the Domestic Auditor of the Company
to hold office until the conclusion of the next AGM and authorize the Board to determine their remuneration
		Management	For	For
10.	Approve the emoluments of the Directors and the Supervisors of the Company for the year 2009 as specified	Management	For	For
11.
Approve the Company to supply all Corporate Communications
[as defined in The Rules Governing the Listing of Securities On the Stock Exchange of Hong Kong Limited] by making them
available on the Company's website
		Management	For	For
S.12.
Authorize the Board, for the purpose of increasing the flexibility and efficiency in operation, to issue, allot and deal with additional
A Shares not exceeding 20% of the A Shares in issue and
additional H Shares not exceeding 20% of the H Shares in issue and to make corresponding amendments to the Articles of
Association of the Company as it thinks fit so as to reflect the new capital structure upon the allotment or issuance of shares: (A) (a)
subject to Paragraph C below and in accordance with the relevant requirements of the Rules Governing the Listing of Securities on
The Stock Exchange of Hong Kong Limited, the Articles of
		Management	For	For

Association of the Company and the applicable laws and
regulations of the PRC, the exercise by the Board of Directors during the Relevant Period of all the powers of the Company to authorize, allot or issue, either separately or concurrently once every twelve months, additional A Shares and H shares and to make or grant offers, agreements, options and rights of exchange or conversion which might require the exercise of such powers be hereby generally and unconditionally approved; (B) the approval in
Paragraph A above shall authorize the Board of Directors during the Relevant Period to make or grant offers, agreements, options and rights of exchange or conversion which might require the exercise of such powers after the end of the Relevant Period; (c)
each of the aggregate nominal amounts of A Shares and H
Shares authorized, allotted or issued or agreed conditionally or unconditionally to be authorized, allotted or issued whether pursuant to an option or otherwise by the Board of Directors, either separately or concurrently once every twelve months,
pursuant to the approval granted in Paragraph A shall not exceed
20% of each of the aggregate nominal amounts of A Shares and
H Shares in issue at the date of passing this resolution, otherwise than pursuant to (i) a Rights Issue or (ii) any scrip dividend or similar arrangement providing for allotment of shares in lieu of the whole or part of a dividend on shares of the Company in
accordance with the Articles of Association of the Company; and
[Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period of 12 months from the date of passing of the special resolution granting the general mandate]; authorize the Board of Directors to make corresponding amendments to the Articles of Association of the Company as it
thinks fit so as to reflect the new capital structure upon the allotment or issue of shares as provided in sub-Paragraph (A) (a)
of this resolution

S.13
Authorize the Board of Directors, subject to this resolution below, to purchase Shares on The Stock Exchange of Hong Kong
Limited or the Shanghai Stock Exchange or any other stock
exchange on which the Shares may be listed and which is
recognized for this purpose by the Hong Kong Securities and
Futures Commission and the Stock Exchange, in accordance with all applicable laws, including the Listing Rules of the Shanghai
Stock Exchange, the Hong Kong Code on Share Repurchases
and the Rules Governing the Listing of Securities on The Stock
Exchange of Hong Kong Limited during the relevant period as
amended from time to time, not exceeding 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of passing of this resolution, and the said approval shall be limited accordingly; on the condition that the Shareholders have approved this resolution above at the AGM, the aggregate nominal amount of: (a) A Shares which may be purchased or
agreed conditionally or unconditionally to be purchased pursuant to the approval in this Resolution above shall not exceed 10% of the aggregate nominal amount of A Shares in issue as at the date of passing of this resolution at the AGM and at the relevant class meeting of the shareholders whichever is later and the said
approval shall be limited accordingly; b)H Shares which may be purchased or agreed conditionally or unconditionally to be
purchased pursuant to the approval in this resolution above shall not exceed 10% of the aggregate nominal amount of H Shares in
		Management	For	For

issue as at the date of passing of this resolution at the AGM and the relevant class meeting of the Shareholders, and the said approval shall be limited accordingly; [Authority expires the earlier of the conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of the
Company is required by the Articles of Association of the
Company or by law to be held]

S.14
Amend the Articles of Association of the Company to reflect the changes in the Company's principal business place in Beijing, the
PRC and the increase in the registered and paid-up share capital of the Company as a result of its A Share offering and global offering
		Management	For	For
S.15	Approve the change to the registered and paid-up share capital of the Company as a result of its A Share offering and global offering	Management	For	For
S.16
PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:
authorize the Company to issue medium term notes, according to the market conditions and the needs of the Company, in the PRC in the aggregate principal amount of not more than RMB 14.9
billion [in multiple tranches] for a term of not more than 10 years in the following terms: (i) Place of issue: within the PRC (in multiple tranches); (ii) Total principal amount: up to RMB 14.9 billion; (iii)
Maturity: not more than 10 years; (iv) Interest rate: to be
determined according to market conditions and the relevant
requirements of the relevant regulatory authorities at the time of issue; and (v) Use of proceeds: the entire amount will be used to replace the bank loans of the Company
		Shareholder	Against	For
S.17
PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:
authorize the Company to issue short-term financing bills,
according to the market conditions and the needs of the
Company, in the PRC in the aggregate principal amount of not more than RMB 14.4 billion (in multiple tranches) for a term of one year in the following terms: (i) Place of issue: within the PRC (in multiple tranches); (ii) Total principal amount: up to RMB 14.4 billion; (iii) Maturity: 1 year; (iv) Interest rate: to be determined according to market conditions and the relevant at the time of issue requirements of the relevant regulatory authorities at the time of issue; and (v) Use of proceeds: the entire amount will be used to replace the bank loans of the Company
		Shareholder	Against	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN TYPE OF RESOLUTION. IF YO-U HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS-YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU
Non-Voting

CHINA SOUTHN AIRLS LTD
Security	Y1503W102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	30-Jun-2010
ISIN	CNE1000002T6	Agenda		702512078 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 705325 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Approve the report of the Directors of the Company for the year 2009	Management	For	For
2.	Approve the report of the Supervisory Committee of the Company for the year 2009	Management	For	For
3.	Approve the Audited consolidated financial statements of the Company for the year 2009	Management	For	For
4.	Approve the profit distribution proposal for the year 2009	Management	For	For
5.
Appointment of KPMG Huazhen as the PRC Auditors of the
Company for the year 2010 and KPMG as the international
Auditors of the Company of the year 2010 and authorize the
Board to determine their remuneration
		Management	For	For
6.	Approve the 2010 annual cap of the continuing connected transactions entered into between the Company and CSAHC and its controlled entities	Management	For	For
7.	Approve the extension of Airline Service agreement entered into between the Company and TravelSky Technology Limited for 1 year	Management	For	For
8.	Approve the proposal in relation to the extension of the term of the fifth session of the Board until the sixth session of the Board is elected in the general meeting of the Company	Management	For	For
9.
Approve the proposal in relation to the extension of the term of the fifth session of the Supervisory Committee until the sixth session of the Supervisory Committee is elected in the general meeting of the Company
		Management	For	For
CMMT
PLEASE NOTE THAT THE COMPANY NOTICES ARE
AVAILABLE BY CLICKING ON THE URL LINK-:
http://www.hkexnews.hk/listedco/listconews/sehk/20100513/ltn201
00513408.pd-f - ORIGINAL AGENDA AND
http://www.hkexnews.hk/listedco/listconews/sehk/201006-
10/LTN20100610138.pdf - SUPPLEMENTARY AGENDA [2
ADDITIONAL PROPOSALS]. THNAK Y-OU.
Non-Voting
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO
ADDITIONON OF URL COMMENT. IF YOU H-AVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM UNLESS YO-U DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

AIR CHINA LTD
Security	Y002A6104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	30-Jun-2010
ISIN	CNE1000001S0	Agenda		702517131 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 700453 DUE TO CHANGE IN ME-ETING DATE AND
RECORD DATE. ALL VOTES RECEIVED ON THE PREVIOUS
MEETING WILL BE-DISREGARDED AND YOU WILL NEED TO
REINSTRUCT ON THIS MEETING NOTICE. THANK YOU-.
Non-Voting
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100611/LTN2 0100611460.pdf	Non-Voting
	PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-FOR ALL RESOLUTIONS. THANKS YOU.	Non-Voting
1.	Approve the report of the Board of Directors of the Company for the year 2009	Management	For	For
2.	Approve the report of the Supervisory Committee of the Company for the year 2009	Management	For	For
3.	Approve the audited consolidated financial statements of the Company for the year 2009	Management	For	For
4.	Approve the profit distribution proposal that no dividends be distributed for the year 2009 as recommended by the Board of Directors of the Company	Management	For	For
5.
Reappoint Ernst & Young as the Company's International Auditors
and Ernst & Young Hua Ming CPAs Limited Company as the
Company's Domestic Auditors for the YE 31 DEC 2010 and
authorize the Board of Directors to determine their remunerations for the year 2010
		Management	For	For
6.	Approve the resolution on the report on the Use of Proceeds from previous fundraising activities of the Company	Management	For	For
S.7
Authorize the Board of Directors of the Company to allot, issue and deal with additional shares of the Company and to make or grant offers, agreements and option which might require the
exercise of such powers in connection with not exceeding 20% of each of the existing A Shares and H Share (as the case may be)
in issue at the date of passing this resolution
		Management	For	For
S.8
Authorize the Board of Directors of the Company to increase the registered capital and amend the Articles of Association of the
Company to reflect such increase in the registered capital of the
Company under the general mandate granted in Resolution 7
above
		Management	For	For

GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund

OCEANUS GROUP LTD
Security	Y6426X103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	09-Apr-2010
ISIN	SG1M80907371	Agenda		702311123 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the audited financial statements for the FYE 31 DEC 2009, together with the reports of the Directors and Auditors thereon	Management	For	For
2	Re-election of Mr.Yu De Hua, as a Director who retires by rotation pursuant to Article 107 of the Articles of Association of the Company	Management	For	For
3	Re-election of Dr. Ngiam Tong Tau, as a Director who retires by rotation pursuant to Article 107 of the Articles of Association of the Company	Management	For	For
4	Re-election of Mr. Lim Lek Suan, as a Director who retires pursuant to Article 117 of the Articles of Association of the Company	Management	For	For
5	Approve the payment of Directors fees of SGD 295,000 for the FYE 31 DEC 2010, to be paid quarterly in arrears	Management	For	For
6	Re-appointment of Messrs Deloitte and Touche as the Auditors and authorise the Directors to fix their remuneration	Management	For	For
7
Authorize the Directors of the Company, pursuant to Section 161 of the Companies Act Chapter 50 and the listing manual of the
Singapore exchange securities trading limited  SGX-ST : to allot and issue shares in the capital of the Company whether by way of rights, bonus or otherwise; and/or make or grant offers,
agreements or options  collectively, 'Instruments'  that might or would require shares to be issued, including but not limited to the creation and issue of  as well as adjustments to  warrants,
debentures or other instruments convertible into share, at any time and upon such terms and conditions and for such purposes and
CONTD
		Management	For	For
-
CONTD to such persons as the Directors may in their absolute discretion deem-fit;  notwithstanding that this authority may have ceased to be in force-issue shares in pursuance of any Instrument made or granted by the Directors-while this authority was in force;
provided that: the aggregate number of-shares to be issued
pursuant to such authority  including shares to be issued-in pursuance of instruments made or granted pursuant to this
authority  does-not exceed 50% of the issued share capital of the
Company  as calculated in-accordance with sub-paragraph  c
below , of which the aggregate number of-shares to be issued other than on a pro-rata basis to the existing-shareholders of the
Company  including shares to be issued in pursuance of-
Instruments made or granted pursuant to this authority  does not exceed 20%-of the issued share capital of the Company  as
calculated in accordance with-sub-paragraph  c  below ;  subject to such mann
Non-Voting
-
CONTD SGX-ST  for the purpose of determining the aggregate
number of shares-that may be issued under sub-paragraph  1
above, the percentage of issued-share capital shall be based on the issued share capital of the Company at-the time such authority is given, after adjusting for: new shares arising-from the
conversion or exercise of any convertible securities or share-
options or vesting of share awards which are outstanding or
subsisting at the-time such authority is given; any subsequent consolidation or sub-division of-shares; the 50% limit in sub-
paragraph  a  above may be increased to 100% for-the Company to undertake pro-rota renounceable rights issue in exercising the-
authority conferred by this authority, the Directors shall comply
CONTD
Non-Voting
-
CONTD with the provisions of the listing manual for the time being in force-unless such compliance has been waived by the SGX-ST and the Articles of-Association for the time being of the Company;
Authority expires at the-earlier of the conclusion of the next AGM of the Company or the date by which-the next AGM of the
Company is required by law to be held
Non-Voting
8
Authorize the Directors, subject to the grant of the share issue
Mandate proposed to be tabled as resolution  7  above to issue shares other than on pro-rata basis at a discount not exceeding
20% to the weighted average price for trades done on the SGX-
ST for the full market dayon which the placement agreementin relation to such shares is executed for if not available for a full market day , the weighted average price shall be based on trades done on the preceding market day up to the time the placement agreement or subscription agreement is executed  provided that;
in exercising the authority conferred by this resolution, the
Company shall comply with the provisions of the Listing manual of the SGX-ST CONTD
		Management	For	For
-
CONTD  unless such compliance has been waved by the SGX-ST
for the time being-in force, all applicable legal requirements under the Companies Act and the-Comapnys Articles of Association for
the time being in force; Authority-expires at the earlier of the conclusion of the next AGM of the Company or-the date by which the next AGM of the Company is required by law to be held
Non-Voting
-	Transact any other Business	Non-Voting

POLY (HONG KONG) INVESTMENTS LTD
Security	Y70620102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	12-Apr-2010
ISIN	HK0119000674	Agenda		702278703 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	Receive the audited financial statements and the reports of the Directors and Auditor for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend	Management	For	For
3.A	Re-elect Mr. Xue Ming as a Director	Management	For	For
3.B	Re-elect Mr. Ye Li Wen as a Director	Management	For	For
3.C	Re-elect Mr. Chan Tak Chi, William as a Director	Management	For	For
3.D	Re-elect Mr. Choy Shu Kwan as a Director	Management	For	For
3.E	Authorize the Board of Directors to fix the remuneration of the Directors	Management	For	For
4	Appointment of the Auditor and authorize the Board of Directors to fix their	Management	For	For
5.A
Authorize the Directors of the Company,  a  subject to Paragraph
c  below, during the Relevant Period  as specified  of all the powers of the Company to allot, issue and deal with additional shares in the capital of the Company and to make or grant offers, agreements and options which might require the exercise of such powers;  b  the approval in Paragraph  a  above, to make or grant offers, agreements and options which might require the exercise of such powers after the end of the Relevant Period;  c  the aggregate nominal amount of the share capital allotted or agreed conditionally or unconditionally to be allotted  whether pursuant to an option or otherwise  by the Directors of the Company pursuant to the approval in Paragraph  a  above, otherwise than pursuant to a rights issue  as specified  CONTD
		Management	For	For
-
CONTD or the exercise of any option under the Share Option
Scheme of the-Company, shall not exceed 20% of the aggregate nominal amount of the share-capital of the Company in issue at the date of passing this resolution and-the said approval shall be limited accordingly; and  Authority expires the-earlier of the conclusion of the next AGM or the expiration of the period-within which the next AGM of the Company is required by the Articles of-
Association of the  Company or by any applicable laws to be held
Non-Voting
5.B
Authorize the Directors of the Company,  a  subject to Paragraph
b  below, during the Relevant Period  as specified  of all the powers of the Company to purchase its own shares of HKD 0.50 each  the "Shares" , subject to and in accordance with all
applicable laws and the requirements of the Rules Governing the
Listing of Securities on The Stock Exchange of Hong Kong
Limited;  b  the aggregate nominal amount of the Shares to be purchased by the Company pursuant to the approval in Paragraph a  above during the Relevant Period shall not exceed 10% of the
		Management	For	For

aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution and the said approval shall be limited accordingly; and  Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM of the Company is required by the
Articles of Association of the  Company or by any applicable laws to

5.C
Approve, conditional upon the Resolutions 5 A  and 5 B
respectively set out in the notice convening this meeting being passed, the general mandate granted to the Directors of the
Company to allot, issue and deal with additional shares pursuant to the Resolution 5 A  to extend by the addition thereto of an amount representing the aggregate nominal amount of the share capital of the Company purchased by the Company under the
authority granted pursuant to the Resolution 5 B , provided that such amount shall not exceed 10% of the aggregate nominal
amount of the share capital of the Company in issue at the date of passing this resolution
		Management	For	For

CAPITAMALL TRUST
Security	Y1100L160	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	14-Apr-2010
ISIN	SG1M51904654	Agenda		702307934 - Management
Item	Proposal	Type	Vote	For/Against Management
1.
Receive and adopt the Report of HSBC Institutional Trust
Services [Singapore] Limited, as trustee of CMT [the Trustee], the
Statement by CapitaMall Trust Management Limited, as manager of CMT [the Manager], and the audited financial statements of
CMT for the FYE 31 DEC 2009 and the Auditors' report thereon
		Management	For	For
2.	Re-appoint KPMG LLP as the Auditors of CMT to hold office until the conclusion of the next AGM of CMT, and authorize the Manager to fix their remuneration	Management	For	For
3.
Authorize the Manager, to: (a) (i) issue units in CMT ("Units")
whether by way of rights, bonus or otherwise; and/or (ii) make or grant offers, agreements or options (collectively, "Instruments")
that might or would require Units to be issued, including but not limited to the creation and issue of (as well as adjustments to)
securities, warrants, debentures or other instruments convertible into Units, at any time and upon such terms and conditions and for such purposes and to such persons as the Manager may in its
absolute discretion deem fit; and (b) issue Units in pursuance of any Instrument made or granted by the Manager while this
Resolution was in force (notwithstanding that the authority
conferred by this Resolution may have ceased to be in force at the time such Units are issued), provided that: (1) the aggregate number of Units to be issued pursuant to this Resolution (including
Units to be issued in pursuance of Instruments made or granted pursuant to this Resolution) shall not exceed 50% of the total number of issued Units (excluding treasury Units, if any) (as calculated in accordance with this resolution), of which the aggregate number of Units to be issued other than on a prorata basis to Unitholders shall not exceed 20% of the total number of issued Units (excluding treasury Units, if any) (as calculated in accordance with this paragraph); (2) subject to such manner of calculation as may be prescribed by Singapore Exchange
Securities Trading Limited [the "SGXST"] for the purpose of
determining the aggregate number of  Units that may be issued under sub-paragraph (1) above, the total number of issued Units
(excluding treasury Units, if any) shall be based on the number of issued Units (excluding treasury Units, if any) at the time this
Resolution is passed, after adjusting for: (a) any new Units arising from the conversion or exercise of any Instruments which are outstanding at the time this Resolution is passed; and (b) any subsequent bonus issue, consolidation or subdivision of Units; (3)
in exercising the authority conferred by this Resolution, the
Manager shall comply with the provisions of the Listing Manual of the SGX-ST for the time being in force (unless such compliance has been waived by the SGX-ST) and the trust deed constituting
CMT (as amended) (the "Trust Deed") for the time being in force
(unless otherwise exempted or waived  by the Monetary Authority of Singapore); (4) (unless revoked or varied by the Unitholders in a general meeting) the authority conferred by this Resolution shall continue in force until (i) the conclusion of the next AGM of CMT or (ii) the date by which the next AGM of CMT is required by applicable regulations to be held, whichever is earlier; (5) where
		Management	For	For

the terms of the issue of the Instruments provide for adjustment to the number of Instruments or Units into which the Instruments may be converted, in the event of rights, bonus or other
capitalisation issues or any other events, the Manager is
authorised to issue additional Instruments or Units pursuant to such adjustment notwithstanding that the authority conferred by this Resolution may have ceased to be in force at the time the
Instruments or Units are issued; and (6) authorize the Manager and the Trustee to complete and do all such acts and things
(including executing all such documents as may be required) as the Manager or, as the case may be, the Trustee may consider expedient or necessary or in the interest of CMT to give effect to the authority conferred by this Resolution

4.
Authorize the Manager, contingent on the passing of Resolution 3 above, to fix the issue price for Units that may be issued by way of placement pursuant to the 20% sub-limit on a non pro rata basis referred to in Resolution 3 above, at a discount exceeding 10%
but not more than 20% of the price as determined in accordance with the Listing Manual of the SGX-ST, until 31 DEC 2010 or such later date as may be determined by the SGX-ST
		Management	For	For
5.	Transact such other business	Non-Voting

CAPITAMALL TRUST
Security	Y1100L160	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	14-Apr-2010
ISIN	SG1M51904654	Agenda		702310234 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve the acquisition of Clarke Quay  the Acquisition  from
Clarke Quay Pte Limited  the vendor  for a purchase consideration of SGD 268 million on the terms and conditions set out in the Sale and Purchase Agreement dated 09 FEB 2010  the Sale and
Purchase Agreement  made between HSBC institutional Trust
Services  Singapore  Limited, as trustee of CMT  the trustee  and the vendor; approve and ratify the entry into of he Sale and
Purchase Agreement; approve the payment of all fees and
expenses relating to the acquisition; and authorize the CapitaMall
Trust Management Limited, as Manager of CMT  the Manager ,
any Director of the Manager, and the Trustee, to complete and do all such acts and things  including executing all such documents as may be required  as the Manager, such Director of the
Manager or, as the case may be, the Trustee may consider
expedient or necessary or in the interests of CMT to give effect to the acquisition
		Management	For	For

NEPTUNE ORIENT LINES LTD
Security	V67005120	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	14-Apr-2010
ISIN	SG1F90001388	Agenda		702312985 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the Directors' report and Accounts for the FYE 25 DEC 2009 and the Auditors' report thereon	Management	For	For
2	Approve the payments to Non-Executive Directors of up to SGD 1,750,000 as Directors' fees for the FYE 25 DEC 2009 FY 2009: up to SGD1,750,000	Management	For	For
3	Re-elect Mr. Simon Claude Israel as a Director who retires by rotation, pursuant to Article 97 of the Company's Articles of Association	Management	For	For
4	Re-elect Mr. Cheng Wai Keung as a Director who retires by rotation, pursuant to Article 97 of the Company's Articles of Association	Management	For	For
5	Re-elect Mr. Christopher Lau Loke Sam Independent Member of the Audit Committee as a Director who retires by rotation, pursuant to Article 97 of the Company's Articles of Association	Management	For	For
-	Mr. Tan Pheng Hock is also due to retire from office by rotation at the 41st-AGM but will not be seeking re-election thereat	Non-Voting
6	Re-elect Mr. Robert J Herbold as a Director who retires by rotation, pursuant to Article 102 of the Company's Articles of Association	Management	For	For
-	Messrs. James Connal Scotland Rankin and Boon Swan Foo will also retire from-office at the 41st AGM	Non-Voting
7	Re-appoint Ernst & Young LLP as the Company's Auditors and authorize the Directors to fix their remuneration	Management	For	For
8	Approve to renew the Mandate for Directors to allot and issue shares subject to limits, as specified	Management	For	For
9
Authorize the Directors to offer and grant options and/or awards, and to allot and issue shares, pursuant to the provisions of the
NOL Share Option Plan and the NOL Performance Share Plan
2004, subject to limits as specified
		Management	For	For
10	Approve the renewal of the Share Purchase Mandate	Management	For	For
11	Approve the renewal of the Mandate for Interested Person Transactions	Management	For	For
-	To transact any other business	Non-Voting

SUNTEC REAL ESTATE INVESTMENT TRUST, SINGAPORE
Security	Y82954101	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	15-Apr-2010
ISIN	SG1Q52922370	Agenda		702305598 - Management
Item	Proposal	Type	Vote	For/Against Management
E.1
Amend the Clause 15.1.4 of the trust deed dated 01 NOV 2004
as amended constituting Suntec REIT with the Management fee
supplement  as specified  in the manner as specified; and
authorize Ara Trust Management  Suntec  Limited, in its capacity as Manager of Suntec REIT  the Manager , any Director of the
Manager, and HSBC Institutional Trust Services  Singapore
Limited, in its capacity as trustee of Suntec REIT  the Trustee , to complete and do all such acts and things  including executing all such documents as may be required as the Manager, such
Director of the Manager or as the case may be, the Trustee may consider expedient or necessary or in the interest of Suntec REIT to give effect to the Management Fee Supplement
		Management	For	For

SUNTEC REAL ESTATE INVESTMENT TRUST, SINGAPORE
Security	Y82954101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	15-Apr-2010
ISIN	SG1Q52922370	Agenda		702307516 - Management
Item	Proposal	Type	Vote	For/Against Management
1.
Receive and adopt the Report of HSBC Institutional Trust
Services (Singapore) Limited, as trustee of Suntec REIT (the
Trustee), the Statement by ARA Trust Management (Suntec)
Limited, as manager of Suntec REIT (the Manager) and the
audited financial statements of Suntec REIT for the FYE 31 DEC
2009 and the Auditors' Report thereon
		Management	For	For
2.	Re-appoint KPMG LLP as the Auditors of Suntec REIT to hold office until the conclusion of the next AGM of Suntec REIT and authorize the Manager to fix their Remuneration	Management	For	For
3.
Authorize the Manager to: (a) (i) issue new units in Suntec REIT
(Units) whether by way of rights, bonus or otherwise; and/or (ii)
make or grant offers, agreements or options (collectively,
Instruments) that might or would require Units to be issued, including but not limited to the creation and issue of (as well as adjustments to) warrants, debentures or other instruments
convertible into Units, at any time and upon such terms and
conditions and to such persons as the Manager may, in its
absolute discretion deem fit; and (b) issue Units in pursuance of any Instrument made or granted by the Manager while this
Resolution was in force (notwithstanding that the authority
conferred by this Resolution may have ceased to be in force at the time such Units are issued), provided that: (A) the aggregate number of Units to be issued pursuant to this Resolution (including
Units to be issued in pursuance of Instruments made or granted pursuant to this Resolution): (i) until 31 DEC 2010 or such later date as may be determined by Singapore Exchange Securities
Trading Limited (the "SGX-ST") by way of renounceable rights issues on a pro rata basis (such renounceable rights issue as authorised by this sub-paragraph (A)(i), "Renounceable Rights
Issues") to holders of Units ("Unitholders") shall not exceed 100%
of the total number of issued Units (excluding treasury Units, if any) (as calculated in accordance with sub-paragraph (B) below;
and (ii) by way of Unit issues other than Renounceable Rights
Issues ("Other Unit Issues") shall not exceed 50% of the total number of issued Units (excluding treasury Units, if any) (as calculated in accordance with sub-paragraph (B) below) at the time of the passing of this Resolution, of which the aggregate number of Units and convertible securities to be issued other than on a pro rata basis to all Unitholders shall not exceed 20% of the total number of issued Units (excluding treasury Units, if any) (as calculated in accordance with sub-paragraph (B) below); the Units to be issued under the Renounceable Rights Issues and Other
Unit Issues shall not, in aggregate, exceed 100% of the total number of issued Units (excluding treasury Units, if any) (as calculated in accordance with sub-paragraph (B) below); (B)
subject to such manner of calculation as may be prescribed by the
SGX-ST for the purpose of determining the aggregate number of
Units that may be issued under sub-paragraph (A) above, the total number of issued Units (excluding treasury Units, if any) shall be based on the total number of issued Units (excluding treasury
Units, if any) as at the time this Resolution is passed, after
		Management	For	For

adjusting for: (i) any new Units arising from the conversion or exercise of any Instruments which are outstanding as at the time this Resolution is passed; and (ii) any subsequent bonus issue, consolidation or subdivision of Units; (C) in exercising the authority conferred by this Resolution, the Manager shall comply with the provisions of the Listing Manual of the SGX-ST for the time being in force (unless such compliance has been waived by the SGX-ST) and the trust deed constituting Suntec REIT (as
amended from time to time) (the "Trust Deed") (unless otherwise exempted or waived by the Monetary Authority of Singapore); (D)
unless revoked or varied by the Unitholders in a general meeting, the authority conferred by this Resolution shall continue in force until (i) the conclusion of the next AGM of Suntec REIT or (ii) the date by which the next AGM of Suntec REIT is required by
applicable regulations to be held, whichever is earlier; (E)
authorize the Manager and the Trustee to complete and do all such acts and things (including executing all such documents as may be required) as the Manager or, as the case may be, the
Trustee may consider expedient or necessary or in the interest of
Suntec REIT to give effect to the authority conferred by this
Resolution; and (F) where the terms of the issue of the
Instruments provide for adjustment to the number of Instruments or Units into which the Instruments may be converted in the event of rights, bonus or other capitalisation issues or any other events, the Manager may issue additional Instruments or Units pursuant to such adjustment notwithstanding that the authority conferred by this Resolution may have ceased to be in force at the time the
Instruments or Units are issued

4.
Authorize the Manager, contingent on the passing of Ordinary
Resolution 3 above, to fix the issue price for Units that may be issued by way of placement pursuant to the 20% sub-limit for
Other Unit Issues on a non pro rata basis referred to in Resolution
3 above, at a discount exceeding 10% but not more than 20% of the price as determined in accordance with the Listing Manual of the SGX-ST, until 31 DEC 2010 or such later date as may be
determined by the SGX-ST
		Management	For	For
5.	Transact any other business	Non-Voting

POLY (HONG KONG) INVESTMENTS LTD
Security	Y70620102	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	15-Apr-2010
ISIN	HK0119000674	Agenda		702314092 - Management
Item	Proposal	Type	Vote	For/Against Management
PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED T-HE SAME AS A "TAKE NO ACTION" VOTE		Non-Voting
1.
Approve the acquisition [as specified] the sale and purchase agreement and the transactions contemplated thereunder; the
allotment and issue of the consideration shares [as specified] to the vendor or its nominee pursuant to the terms of the sale and purchase agreement be approved and authorize the Director to allot and issue the consideration shares in accordance with the terms of the sale and purchase agreement; to do all such acts and things [including but not limited to the execution of any
documents, instruments and agreements] as they consider
necessary or expedient for the purpose of giving effect to the acquisition, the sale and purchase agreement and the transaction contemplated thereunder; and the allotment and issue of the
consideration shares
		Management	For	For

CAPITALAND LTD
Security	Y10923103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	16-Apr-2010
ISIN	SG1J27887962	Agenda		702297210 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive and adopt the Directors' report and audited financial statements for the YE 31 DEC 2009 and the Auditors' report thereon	Management	For	For
2.	Declare a first and final 1-tier dividend of SGD 0.055 per share and a special 1-tier dividend of SGD 0.05 per share for the YE 31 DEC 2009	Management	For	For
3.	Approve the Directors' fees of SGD 1,183,331 for the YE 31 DEC 2009	Management	For	For
4.a	Re-appointment of Dr. Hu Tsu Tau as a Director, who retires under Section 153(6) of the Companies Act, Chapter 50 of Singapore, to hold office from the date of this AGM until the next AGM	Management	For	For
4.b	Re-appointment of Mr. Richard Edward Hale as a Director, who retires under Section 153(6) of the Companies Act, Chapter 50 of Singapore to hold office from the date of this AGM until the next AGM	Management	For	For
5.a	Re-election of Mr. Peter Seah Lim Huat as a Director, who retires by rotation pursuant to Article 95 of the Articles of Association of the Company	Management	For	For
5.b	Re-election of Mr. Liew Mun Leong as a Director, who retires by rotation pursuant to Article 95 of the Articles of Association of the Company	Management	For	For
6.a	Re-election of Dr. Fu Yuning as a Director, who retires pursuant to Article 101 of the Articles of Association of the Company	Management	For	For
6.b	Re-election of Mr. John Powell Morschel as a Director, who retires pursuant to Article 101 of the Articles of Association of the Company	Management	For	For
7.	Re-appointment of the Messrs KPMG LLP as the Auditors of the Company and to authorize the Directors to fix their remuneration	Management	For	For
8.	Transact such other business	Non-Voting
9.	Appointment of Mr. Ng Kee Choe as a Director pursuant to Article 101 of the Articles of Association of the Company, with effect from 16 APR 2010	Management	For	For
10.
Authorize the Directors of the Company, pursuant to Section 161 of the Companies Act, Chapter 50 of Singapore issue shares in the capital of the Company [shares] whether by way of rights, bonus or otherwise; and/or to make grant offers agreements or options [collectively Instruments] that might or would require shares to be issued, including but not limited to the creation and issue of [as well as adjustments to] warrants, debentures or other instruments convertible into shares, at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute discretion deem fit; and
[notwithstanding the authority conferred by this resolution may have ceased to be in force] issue shares in pursuance of any instrument made or granted by the Directors while this resolution was in force; the aggregate number of shares to be issued
pursuant to this resolution [including shares to be issued in pursuance of instruments made or granted pursuant to this
		Management	For	For

resolution] dose not exceed 50% of the total number of issued shares [excluding treasury shares] in the capital of the Company
[as calculated in accordance with this Resolution], of which the aggregate number of shares to be issued other than on a pro rata basis to shareholders of the Company [including shares to be issued in pursuance of Instruments made or granted pursuant to this Resolution] does not exceed 10% of the total number of
issued shares [excluding treasury shares] in the capital of the
Company [as calculated in accordance with this Resolution];
[subject to such manner of calculation as may be prescribed by the Singapore Exchange Securities Trading Limited [SGX-ST] for
the purpose of determining the aggregate number of shares that may be issued under this Resolution, the total number of issued shares [excluding treasury shares] shall be based on the total number of issued shares [excluding treasury shares] in the capital of the Company at the time this Resolution is passed, after
adjusting for: new shares arising from the conversion or exercise of any convertible securities or share options or vesting of share awards which are outstanding or subsisting at the time this
Resolution is passed; and any subsequent bonus issue,
consolidation or subdivision of shares; in exercising the authority conferred by this Resolution, the Company shall comply with the provisions of the Listing Manual of the SGX-ST for the time being in force [unless such compliance has been waived by the SGX-
ST] and the Articles of Association for the time being of the
Company; and [Authority expires the earlier or at the conclusion of the next AGM of the Company or the date by which the next AGM of the Company is required by law to be held]

CAPITALAND LTD
Security	Y10923103	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	16-Apr-2010
ISIN	SG1J27887962	Agenda		702300598 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Authorize the Directors of the Company, for the purposes of
Sections 76C and 76E of the Companies Act, Chapter 50 (the
'Companies Act'), to purchase or otherwise acquire ordinary
shares in the capital of the Company (Shares) not exceeding in aggregate the Maximum Limit (as specified), at such price or prices as may be determined by the Directors from time to time up to the Maximum Price (as specified), whether by way of: CONTD
		Management	For	For
-
CONTD (i) market purchase(s) on the Singapore Exchange
Securities Trading-Limited (SGX-ST) and/or any other stock
exchange on which the Shares may for-the time being be listed and quoted (Other Exchange); and/or (ii) off-market-purchase(s)
(if effected otherwise than on the SGX-ST or, as the case may be,-Other Exchange) in accordance with any equal access
scheme(s) as may be-determined or formulated by the Directors as they consider CONTD
Non-Voting
-
CONTD fit, which scheme(s) shall satisfy all the conditions
prescribed by the-Companies Act, and otherwise in accordance with all other laws and-regulations and rules of the SGX-ST or, as the case may be, Other Exchange as-may for the time being be applicable, (the Share Purchase Mandate);-Authority expires the earlier of the date on which the next AGM of the-Company is held or the date by which the next AGM of the Company is required-by law to be CONTD
Non-Voting
-
CONTD held ; and to complete and do all such acts and things
(including-executing such documents as may be required) as they and/or he may consider-expedient or necessary to give effect to the transactions contemplated and/or-authorized by this
Resolution
Non-Voting
2
Approve a new performance share plan to be known as the
'CapitaLand Performance Share Plan 2010' (the 'CapitaLand PSP
2010'), the rules of which, for the purpose of identification, have been subscribed to by the Chairman of the Meeting, under which awards (PSP Awards) of fully paid-up Shares, their equivalent cash value or combinations thereof will be granted, free of
payment, to selected employees (including Executive Directors)
CONTD
		Management	For	For
-
CONTD of the Company, its subsidiaries and associated
Companies, details of-which are as specified; and authorize the
Directors of the Company: (i) to-establish and administer the
CapitaLand PSP 2010; and (ii) to modify and/or-alter the
CapitaLand PSP 2010 at any time and from time to time,
provided-that such modification and/or alteration is effected in accordance with the-provisions of the CapitaLand PSP 2010, and to do all such acts and to enter-CONTD
Non-Voting
-
CONTD into all such transactions and arrangements as may be
necessary or-expedient in order to give full effect to the
CapitaLand PSP 2010; and to-grant PSP Awards in accordance
with the provisions of the CapitaLand PSP 2010-and to allot and issue from time to time such number of fully paid-up Shares-as may be required to be delivered pursuant to the vesting of PSP
Awards-under the CapitaLand PSP 2010, provided that the
aggregate CONTD
Non-Voting
-
CONTD number of new Shares allotted and issued and/or to be
allotted and-issued, when aggregated with existing Shares
(including Shares held in-treasury and cash equivalents) delivered and/or to be delivered, pursuant to-the CapitaLand PSP 2010, the
CapitaLand RSP 2010 (as specified Resolution 3),-and all Shares, options or awards granted under any other share schemes of-the
Company then in force, shall not exceed 8% of the total number of issued-Shares (excluding treasury shares) from time to time
Non-Voting
3
Approve a new restricted share plan to be known as the
'CapitaLand Restricted Share Plan 2010' (the 'CapitaLand RSP
2010'), the rules of which, for the purpose of identification, have been subscribed to by the Chairman of the Meeting, under which awards (RSP Awards) of fully paid-up Shares, their equivalent cash value or combinations thereof will be granted, free of
payment, to selected employees (including Executive Directors
CONTD
		Management	For	For
-
CONTD and Non-Executive Directors of the Company, its
subsidiaries and-associated companies, details of which are as specified; and authorize the-Directors of the Company: (i) to establish and administer the CapitaLand RSP-2010; and (ii) to modify and/or alter the CapitaLand RSP 2010 at any time and-
from time to time, provided that such modification and/or alteration is-effected in accordance with the provisions of the CapitaLand
CONTD
Non-Voting
-
CONTD RSP 2010, and to do all such acts and to enter into all such-transactions and arrangements as may be necessary or
expedient in order to-give full effect to the CapitaLand RSP 2010;
and to grant RSP Awards in-accordance with the provisions of the
CapitaLand RSP 2010 and to allot and-issue from time to time such number of fully paid-up Shares as may be-required to be delivered pursuant to the vesting of RSP Awards under the-
CONTD
Non-Voting
-
CONTD CapitaLand RSP 2010, provided that the aggregate
number of new Shares-allotted and issued and/or to be allotted and issued, when aggregated with-existing Shares (including
Shares held in treasury and cash equivalents)-delivered and/or to be delivered, pursuant to the CapitaLand RSP 2010, the-
CapitaLand PSP 2010 (as specified in Resolution 2), and all
Shares, options-or awards granted under any other share
schemes of the Company then in CONTD
Non-Voting
-	CONTD force, shall not exceed 8% of the total number of issued Shares-(excluding treasury shares) from time to time	Non-Voting

TITAN PETROCHEMICALS GROUP LTD
Security	G8890G103	Meeting Type		Special General Meeting
Ticker Symbol		Meeting Date	16-Apr-2010
ISIN	BMG8890G1033	Agenda		702311298 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTIONS "1 AND 2". THANK YOU.	Non-Voting
1
Approve the issue and allotment of 1,000,000,000 new ordinary shares  the Subscription Shares  of HKD 0.01 each in the share capital of Titan Petrochemicals to Universal Summit Holdings
Limited  the Subscriber at a subscription price of HKD 0.37 per subscription share in accordance with the terms and conditions in the subscription agreement dated 15 MAR 2010 entered into
between Titan Petrochemicals and the subscriber  the
Subscription Agreement, a copy of which has been produced to this meeting marked A and signed by the Chairman of the meeting for the purpose of identification ; Authorize the Directors of Titan
Petrochemicals to do and sign all documents which they may
consider necessary, desirable or expedient to implement and/or give effect to any matters relating to or in connection with the subscription agreement
		Management	For	For
2
Authorize the share capital of Titan Petrochemicals increased from HKD 100,000,000 divided into 9,445,000,000 ordinary shares each an Ordinary Share  of HKD 0.01 each and 555,000,000 non-
voting convertible redeemable preferred shares  each a preferred
Share  of HKD 0.01 each to HKD 150,000,000 divided into
14,445,000,000 ordinary shares and 555,000,000 preferred
shares by the creation of an additional 5,000,000,000 ordinary shares
		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT
IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

OVERSEA-CHINESE BANKING CORPORATION LTD, SINGAPORE
Security	Y64248209	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	16-Apr-2010
ISIN	SG1S04926220	Agenda		702318103 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the audited accounts for the FYE 31 DEC 2009 and the reports of the Directors and the Auditors thereon	Management	For	For
2.A	Re-appoint Mr. Lee Seng Wee as a Director under Section 153 6 of the Companies Act, Chapter 50, to hold from the date of this AGM until the next AGM	Management	For	For
2.B	Re-appoint Mr. Patrick Yeon Khwai Hoh as a Director under Section 15 6 of the Companies Act, Chapter to hold from the date of this AGM until the next AGM	Management	For	For
3.A	Re-elect Mr. David Philbrick Conner as a Director who retires by rotation	Management	For	For
3.B	Re-elect Professor Neo Boon Slong as a Director who retires by rotation	Management	For	For
4	Approve the final one-tier exempt dividend of 14 cents per ordinary share, in respect of the FYE 31 DEC 2009	Management	For	For
5
Approve the remuneration of the Non-executive Directors of the
Bank for the FYE 31 DEC 2009 comprising the following: a)
Directors' fees of SGD 1,746,000; b) 6,000 ordinary shares in the capital of the Bank for each Non-executive Director of the bank and for this purpose to pass the following resolution with or without amendments as an ordinary resolution: i) pursuant to
Article 140 of the Articles of Association of the bank, authorize the
Directors of the bank to allot and issue an aggregate of 60,000 ordinary shares in the capital of the bank  the Remuneration
Shares  as bonus shares for which no consideration is payable, to
The Capital Depository Plc  Limited for the account of: 1) Mr.
Bobby Chin Yoka Choong  or for the account of such depository agents as he may direct  Contd..
		Management	For	For
-
Contd.. in respect of 6,000 remuneration shares; 2) Mrs. Pang Al
Lian  or for-the account of such depository agents as he may direct  in respect of 6,000-remuneration shares; 3) Mr. Giam Chin
Toon  or for the account of such-depository agents as he may direct  in respect of 6,000 remuneration shares;-4) Mr. Lee Seng
Wee  or for the account of such depository agents as he may-
direct  in respect of 6,000 remuneration shares; 5) Dr. Lee Tih
Shih  or for-the account of such depository agents as he may direct  in respect of 6,000-remuneration shares; 6) Mr. Colm
Martin McCarthy  or for the account of such-depository agents as he may direct  in respect of 6,000 remuneration shares;-7)
Professor Neo Boon Slong  or for the account of such depository agents as-he may direct  in respect of 6,000 remuneration shares;
8) Mr. Pramukti-Surjaudaja Contd..
Non-Voting
-
Contd..  or for the account of such depository agents as he may direct  in-respect of 6,000 remuneration shares; 9) Mr. Wong
Nang Jang  or for the-account of such depository agents as he may direct  in respect of 6,000-remuneration shares; 10) Mr.
Patrick Yeon Khwai Hoh  or for the account of-such depository agents as he may direct  in respect of 6,000 remuneration-shares;
as payment in part of their respective non-executive Directors-
remuneration for the FYE 31 DEC 2009, the remuneration shares to rank in all-respects pari passu with the existing ordinary shares;
and ii) authorize any-Director of the Bank or the Secretary to do all
things necessary or desirable-to give effect to as specified
Non-Voting
6	Appoint Auditors and approve to fix their remuneration	Management	For	For
7
Authorize the Directors of the Bank to : 1) i) issue ordinary shares in the capital of the bank  Ordinary Shares  whether by way of rights, bonus or otherwise; and/or ii) make or grant offers, agreements or options collectively, Instruments  that might or would require ordinary shares to be issued, including but not limited to the creation and issue of  as well as adjustments to warrants, debentures or other instruments convertible into
ordinary shares; on a pro rata basis to shareholders of the bank, at any time upon such terms and conditions and for such
purposes as the Directors may in their absolute discretion deem fit, and ii)  notwithstanding the authority conferred by this resolution may have ceased to be in force  issue ordinary shares in pursuance of any instrument made or granted by the Directors while this Contd..
		Management	For	For
-
Contd.. resolution was in force, provided that: 1) the aggregate number of-ordinary shares to be issued pursuant to this resolution including ordinary-shares to be issued in pursuance of instruments made or granted pursuant to-this resolution  shall not exceed 50%
of the total number of issued ordinary-shares in the capital of the bank excluding treasury shares  as calculated in-accordance with paragraph 2  as specified ; 2)  subject to such manner of-
calculation and adjustments as may be prescribed by the
Singapore Exchange-Securities Trading Limited  SGX-ST   for the
purpose of determining the-aggregate number of ordinary shares that may be issued under Paragraph 1  as-specified, the total number of issued ordinary shares in the capital of the-bank
excluding treasury shares shall be based on the total number of issued-ordinary shares Contd..
Non-Voting
-
Contd.. in the capital of the bank excluding treasury shares at the time this-resolution is passed, after adjusting for: i) new ordinary shares arising-from the conversion or exercise of any convertible securities or share-options or vesting of share awards which or outstanding or subsisting at the-time of this resolution is passed;
and ii) any subsequent bonus issue,-consolidation or subdivision of ordinary shares; 3) in exercising the-authority conferred by this resolution, the bank shall comply with the-provisions of the listing manual of the SGX-ST for the time being in force-unless such compliance has been waived by the SGX-ST  and the Articles of-
Association for the time being of the bank; Contd..
Non-Voting
-	Contd.. and Authority expires the earlier of the conclusion of the next AGM-of the Bank or the date by which the next AGM of the Bank is required by law-to be held	Non-Voting
8
Authorize the Directors of the Bank to: i) offer and grant options in accordance with the provisions of the OCBC share option scheme
2001  the 2001 Scheme  and/or grant rights to subscribe for
ordinary shares in accordance with the provisions of the OCBC employee share purchase plan  the Plan ; and ii) allot and issue from time to time such number of ordinary shares in the capital of bank as may be required to be issued pursuant to the exercise options under the 2001 scheme and/or such number of ordinary shares in the capital of the bank as may be required to be issued pursuant to the exercise of rights to subscribe for ordinary shares, under the plan; Contd..
		Management	For	For
-
Contd.. provided that the aggregate number of new ordinary
shares to be-issued pursuant to t he 2001 scheme and the plan shall not exceed 5% of the-total number of issued ordinary shares in the capital of the bank excluding-treasury shares from time to time
Non-Voting
9
Authorize the Directors of the Bank to allot and issue from time to time such number of ordinary shares as may be required to be allotted and issued pursuant to the Overseas Chinese Banking
Corporation Limited Scrip Dividend Scheme
		Management	For	For
10
Authorize the Directors of the Bank to: i) allot and issue
preference share referred to in Articles 7A, 7B, 7C, 7D, 7E, 7F,
7G, 7H, 7I, 7J, 7K, 7L and 7M of the Articles of Association of the
bank, other preference shares or non-voting shares in the capital of the bank whether by way of rights, bonus or otherwise; and/or
ii) make or grant offers, agreements or options that might or would require preference shares referred to in this resolution or non-
voting shares to be issued, not being ordinary shares to which the authority referred to in Resolution 7 relates at any time and upon such terms and conditions and for such purposes and to such
persons as the Directors may in their absolute discretion deem fit, and  notwithstanding the authority conferred by this resolution may have ceased to be in force  Contd..
		Management	For	For
-
Contd.. issue preference shares referred to in this resolution or non-voting-shares in pursuance of any offers, agreements or
options made or granted by-the Directors while this resolution was in force; and  Authority expires the-earlier of the conclusion of the next AGM of the Bank or the date by which-the next AGM of the
Bank is required by law to be held
Non-Voting

OVERSEA-CHINESE BANKING CORPORATION LTD, SINGAPORE
Security	Y64248209	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	16-Apr-2010
ISIN	SG1S04926220	Agenda		702318571 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Authorize the Directors of the Bank, for the purposes of Sections
76C and 76E of the Companies Act, Chapter 50 of Singapore [the
Companies Act], to purchase or otherwise acquire issued ordinary shares in the capital of the Bank [Ordinary Shares], not exceeding in aggregate the Maximum limit [as specified], at such price or prices as may be determined by the Directors from time to time up to the maximum price [as defined] whether by way of: market
purchase[s] on the Singapore Exchange Securities Trading
Limited [SGX-ST] and/or any other stock exchange on which the ordinary shares may for the time being be listed and quoted [other
Exchange] and/or; off-market purchase[s] if effected otherwise than on the SGX-ST or, or as the case may be, other exchange] in accordance with any equal access Scheme[s] as may be
determined or CONTD
		Management	For	For

CONTD  formulated by the Directors as they consider fit, which scheme[s] shall-satisfy all the conditions prescribed by the
Companies Act; or otherwise in a-ccordance with all other laws and regulations and rules of the SGX-ST, or as t-he case may be, other exchange as may for the time being be applicable, and ap-
proved generally and unconditionally [the "Share Purchase
Mandate"]; unless va-ried or revoked by the Bank is general
meeting, the authority conferred on the-Directors of the Bank pursuant to the Share purchase mandate may be exercised-by the
Directors at any time and from time to time during the period commenci-ng from the date of the passing of this resolution;
[Authority expires on the-earlier of the date on which the next
AGM of the Bank is held and by which the-next AGM is required
CONTD
Non-Voting

CONTD... by the law]; Authorize the Directors to do all such acts and things [-including executing such documents as may required]
as they and/or he may cons-ider expedient or necessary to give effect to the transactions contemplated
Non-Voting

SHENZHEN INTERNATIONAL HOLDINGS LTD
Security	G8086V104	Meeting Type		Special General Meeting
Ticker Symbol		Meeting Date	16-Apr-2010
ISIN	BMG8086V1046	Agenda		702321516 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "1". THANK YOU.	Non-Voting
1
Approve the entering into of the capital increase agreement dated
21 MAR 2010 (the "Agreement") (as specified) by Shenzhen
International Total Logistics (Shenzhen) Co., Ltd.  "Total Logistics"
, a company established under the laws of the PRC and a wholly owned subsidiary of the Company, Air China Limited and
Shenzhen Huirun Investment Co. Ltd. in relation to the capital contribution totaling RMB 1,030,125,000 to Shenzhen Airlines
Limited "Shenzhen Airlines") and the contribution by Total
Logistics of RMB 347,981,250 to subscribe for an additional
registered capital of RMB 173,125,000 in Shenzhen Airlines, and the transactions contemplated thereunder; and CONTD.
		Management	For	For
-
CONTD. authorize the Board of Directors of the Company (the
"Board") to do-all such acts and things and execute all such documents as it considers-necessary or expedient or desirable in connection with, or to give effect to,-the Agreement and to
implement the transactions contemplated thereunder and-to agree to such variations, amendments or waivers of matters relating-
thereto as are, in the opinion of the Board, in the interest of the
Company
Non-Voting

PARKWAY HOLDINGS LTD
Security	V71793109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	16-Apr-2010
ISIN	SG1R90002267	Agenda		702334145 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and, if approved, to adopt the Directors' report and audited accounts for the YE 31 DEC 2009 and the Auditors' report thereon	Management	For	For
2	Declare the first and final Dividend of 1.15 cents tax exempt one- tier per ordinary share in respect of the YE 31 DEC 2009	Management	For	For
3.a	Re-elect YBhg Dato' Mohammed Azlan B. Hashim who retires pursuant to Article 83 of the Articles of Association of the Company, as Director of the Company	Management	For	For
3.b	Re-elect Dr Tan See Leng who retires pursuant to Article 83 of the Articles of Association of the Company, as Director of the Company	Management	For	For
3.c	Re-elect Mr Malvinder Mohan Singh who retires pursuant to Article 83 of the Articles of Association of the Company, as Director of the Company	Management	For	For
3.d	Re-elect Mr Shivinder Mohan Singh who retires pursuant to Article 83 of the Articles of Association of the Company, as Director of the Company	Management	For	For
3.e	Re-elect Mr Sunil Godhwani who retires pursuant to Article 83 of the Articles of Association of the Company, as Director of the Company	Management	For	For
3.f	Re-elect Mr Balinder Singh Dhillon who retires pursuant to Article 83 of the Articles of Association of the Company, as Director of the Company	Management	For	For
4.a	Re-elect Dr Lim Cheok Peng who retires pursuant to Article 97 of the Articles of Association of the Company, as Director of the Company	Management	For	For
4.b	Re-elect Mr Chang See Hiang who retires pursuant to Article 97 of the Articles of Association of the Company, as Director of the Company	Management	For	For
4.c	Re-elect Mr Richard Seow Yung Liang who retires pursuant to Article 97 of the Articles of Association of the Company, as Director of the Company	Management	For	For
5	Approve Directors' fee of SGD 866,458 for 2009	Management	For	For
6	Re-appoint Messrs. KPMG LLP as the Auditors and to authorize the Directors to fix their remuneration	Management	For	For
7.A
Authorize the Board of Directors of the Company, subject to
Section 161 of the Companies Act, Cap. 50 of Singapore, the
Articles of Association of the Company, the approval of the
relevant Stock Exchange and/or other governmental or regulatory bodies where such approval is necessary and compliance with the provisions of the Listing Manual of Singapore Exchange Securities
Trading Limited  the SGX-ST   including any supplemental
measures thereto from time to time , to: a) i) allot and issue shares in the Company the Shares  whether by way of rights, bonus or otherwise; and/or ii) make or grant offers, agreements or options collectively the Instruments  that might or would require Shares to be issued, including but not limited to the creation and issue of warrants, debentures or other instruments convertible into Shares
Contd..
		Management	For	For
-
Contd.. at any time to such persons, upon such terms and
conditions and for-such purposes as the Directors may deem fit;
and b) notwithstanding that the-authority conferred by this
resolution may have ceased to be in force : i)-issue additional
Instruments as adjustments in accordance with the terms and-
conditions of the Instruments made or granted by the Directors while this-resolution was in force; and ii) issue Shares in
pursuance of any Instruments-made or granted by the Directors while this resolution was in force or such-additional Instruments in this resolution, provided that: I) a)  except in-respect of a pro rata renounceable rights issue , the aggregate number of-Shares to be issued pursuant to this resolution  including Shares to be-issued in pursuance of Instruments made or granted pursuant to this-
resolution  Contd..
Non-Voting
-
Contd.. does not exceed 50% of the total issued Shares excluding treasury-shares at the time of the passing of this resolution  as calculated in-accordance with this resolution , of which the aggregate number of Shares-issued other than on a pro rata basis to existing shareholders  including-Shares to be issued in
pursuance of Instruments made or granted pursuant to-this
resolution  does not exceed 20% of the Company's total issued
Shares-excluding treasury shares  as calculated in accordance with this resolution ;-b) in respect of a pro rata renounceable rights issue, the aggregate number-of Shares to be issued  including
Shares to be issued in pursuance of-Instruments made or granted in connection with such pro rata renounceable-rights issue  does not exceed 100% of the total issued Shares excluding-treasury shares  Contd..
Non-Voting
-
Contd..  as calculated in accordance with this resolution ; II)
subject to-such manner of calculation as prescribed by SGX-ST for the purpose of-determining the aggregate number of Shares that may be issued under this-resolution, the percentage of the issued Shares is based on the Company's-total issued Shares
excluding treasury shares at the time of the passing of-this
Resolution after adjusting for: (i) new Shares arising from the-
conversion or exercise of convertible securities; (ii) new Shares arising-from the exercise of share options or vesting of share awards outstanding or-subsisting at the time of the passing of this resolution, provided the-options or awards were granted in
compliance with Part VIII of Chapter 8 of-the SGX-ST Listing
Manual; and iii) any subsequent bonus issue, consolidation-or subdivision of Shares; Contd..
Non-Voting
-
Contd.. and III)  authority conferred by this Resolution shall continue in-force until the conclusion of the next AGM of the
Company or the date by-which the next AGM of the Company is
required by law to be held, whichever is-the earlier
Non-Voting
7.B
Authorize the Board of Directors of the Company to issue and allot from time to time such number of Shares as may be required to be issued pursuant to the exercise of options granted while the authority conferred by this resolution is in force, under the
Parkway Share Option Scheme 2001  Parkway Scheme 2001
and/or the vesting of awards granted while the authority conferred by this resolution is in force, under the Parkway Performance
Share Plan  Share Plan  notwithstanding that the authority
conferred by this resolution may have ceased to be in force
provided that the aggregate number of Shares to be issued and allotted pursuant to the Parkway Scheme 2001 and the Share
Plan does not exceed 15%of the total number of issued ordinary shares of the Company  excluding treasury shares  from time to time
		Management	For	For
7.C
Approve the Sections 76C and 76E of the Companies Act, Cap.
50 of Singapore the Act , the exercise by the Directors of all the powers of the Company to purchase or otherwise acquire issued ordinary shares of the Company  the Shares  not exceeding in aggregate the Prescribed Limit  as hereinafter defined , at such price or prices as may be determined by the Directors from time to time up to the maximum price  as hereinafter defined , whether by way of: i) on-market purchases  each an On-Market Share
Purchase  on the SGX-ST; and/or ii) off-market purchases  each an Off-Market Share Purchase  effected in accordance with any equal access scheme(s) as may be determined or formulated by the Directors as they may consider fit, which scheme(s) shall satisfy all the conditions prescribed by the Act; Contd..
		Management	For	For
-
and otherwise in accordance with all other laws and regulations and rules of-the SGX-ST as may for the time being be applicable, be and is hereby-authorised and approved generally and
unconditionally the Share Purchase-Mandate ; (II) unless varied or revoked by the Company in general meeting,-the authority
conferred on the Directors pursuant to the Share Purchase-
Mandate may be exercised by the Directors at any time and from time to time-during the period commencing from the date of the passing of this resolution-and  authority expires the earlier of the date on which the next AGM of the-Company is held the date by which the next AGM of the Company is required by-law to be held
; or iii) the date on which the purchase of Shares by the-Company pursuant to the Share Purchase Mandate is carried out to the full-
extent mandated; Contd..
Non-Voting
-
Contd.. the Directors of the Company and/or each of them be and are hereby-authorized to complete and do all such acts and things as they and/or he may-consider necessary, desirable, expedient, incidental or in the interests of-the Company to give effect to the transactions contemplated and/or authorized-by this resolution
Non-Voting
8
Approval the Chapter 9 of the Listing Manual, for the Company, its
subsidiaries and associated companies, or any of them, to enter into any of the transactions falling within the types of Interested
Person Transactions described in the Appendix to Shareholders dated 31 MAR 2010  being an appendix to the Annual Report of the Company for the FYE 31 DEC 2009  the Appendix  , with the interested persons described in the Appendix, provided that such transactions are made on normal commercial terms and in
accordance with the review procedures for interested person
transactions as specified the Appendix  the IPT Mandate ; b) the
IPT Mandate shall, unless revoked or varied by the Company in general meeting, continue in force until the next AGM of the
Company is held or is required by law to be held; Contd..
		Management	For	For
-
Contd.. and c) authorize the Directors to take such steps, approve all-matters and enter into all such transactions, arrangements and agreements and-execute all such documents and notices as may be necessary or expedient for-the purposes of giving effect to the
IPT Mandate as such Directors or any of-them may deem fit or expedient or to give effect to this resolution
Non-Voting
9	Transact any other business	Non-Voting

PARKWAY HOLDINGS LTD
Security	V71793109	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	16-Apr-2010
ISIN	SG1R90002267	Agenda		702335301 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve and adopt the share option scheme to be known as the
Parkway Share Option Scheme 2010 [the Option Scheme], the
rules of which have been set out in the Circular to shareholders dated 31 MAR 2010 [the Circular], substantially in the form as specified in the rules of the option scheme, and authorize the
Directors of the Company a) to establish and administer the option scheme; b) to modify and/or amend the Option Scheme from time to time provided that such modifications and/or amendments are effected in accordance with the provisions of the option scheme and to do all such acts and to enter into all such transactions, arrangements and agreements as may be necessary or expedient in order to give full effect to the option scheme; and c) to offer and grant option(s) in accordance with the rules of the option scheme and to allot and issue from time to time such number of shares in the capital of the Company as may be required to be issued
pursuant to the exercise of the option(s) under the Option Scheme
		Management	For	For
2
Authorize the Directors of the Company, subject to and contingent upon passing of Ordinary Resolution 1, to offer and grant options in accordance with the rules of the Option Scheme with exercise prices set at a discount not exceeding 20% of the market price, all capitalized terms used in this notice which are not defined herein shall have the same meanings ascribed to them in the Circular dated 31 MAR 2010 to the shareholders of the Company
		Management	For	For

MACARTHUR COAL LTD
Security	Q5689Z101	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	19-Apr-2010
ISIN	AU000000MCC0	Agenda		702269944 - Management
Item	Proposal	Type	Vote	For/Against Management
-
VOTING EXCLUSIONS APPLY TO THIS MEETING FOR
PROPOSAL 1 AND VOTES CAST BY ANY-INDIVIDUAL OR
RELATED PARTY WHO BENEFIT FROM THE PASSING OF
THE PROPOSAL/S-WILL BE DISREGARDED. HENCE, IF YOU
HAVE OBTAINED BENEFIT OR DO EXPECT TO-OBTAIN
FUTURE BENEFIT YOU SHOULD NOT VOTE (OR VOTE
"ABSTAIN") FOR THE-RELEVANT PROPOSAL ITEMS.
Non-Voting
1
Approve, the issue of Macarthur shares to the Members of Noble
Group as specified, pursuant to the Gloucester Offer, the
Middlemount Acquisition and the share Election, for the purpose of Section 611 item of the Companies Act and for all other
purposes
		Management	For	For

CAPITARETAIL CHINA TRUST
Security	Y11234104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	19-Apr-2010
ISIN	SG1U25933169	Agenda		702318127 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Receive and adopt the report of HSBC Institutional Trust Services
Singapore Limited, as trustee of CRCT  the "Trustee" , the
Statement by CapitaRetail China Trust Management Limited, as
manager of CRCT  the "Manager"  and the audited financial
statements of CRCT for the FYE 31 DEC 2009 and the Auditors'
report thereon
		Management	For	For
2	Re-appoint KPMG LLP as the Auditors of CRCT to hold office until the conclusion of the next AGM of CRCT, and authorize the Manager to fix their remuneration	Management	For	For
3
Authorize the Manager to,  a   i  issue units in CRCT  "Units"
whether by way of rights, bonus or otherwise; and/or  ii  make or grant offers, agreements or options  collectively, "Instruments"
that might or would require Units to be issued, including but not limited to the creation and issue of  as well as adjustments to securities, warrants, debentures or other instruments convertible into Units, at any time and upon such terms and conditions and for such purposes and to such persons as the Manager may in its
absolute discretion deem fit; and  b  issue Units in pursuance of any Instrument made or granted by the Manager while this
resolution was in force notwithstanding that the authority conferred by this resolution may have ceased to be in force at the time such
Units are issued , provided CONTD
		Management	For	For
-
CONTD that:  1  the aggregate number of Units to be issued
pursuant to this-resolution  including Units to be issued in pursuance of Instruments made or-granted pursuant to this
resolution :  a   until 31 DEC 2010 or such later-date as may be
determined by the Singapore Exchange Securities Trading-
Limited  the "SGX-ST"   by way of renounceable rights issues on a
pro rata-basis  such renounceable rights issues as authorized by this sub-Paragraph  1-a , "Renounceable Rights Issues"  to
Unitholders shall not exceed 100% of-the total number of issued
Units  excluding treasury Units, if any   as-calculated in
accordance with sub-Paragraph  3  below ; and  b  by way of-unit issues other than Renounceable Rights Issues  "Other Unit
Issues"  shall-not exceed 50% of the total number of issued Units
CONTD
Non-Voting
-
CONTD  excluding treasury Units, if any   as calculated in
accordance with-sub-Paragraph  3  below , of which the aggregate number of Units to be issued-other than on a pro rata basis to
Unitholders shall not exceed 20% of the-total number of issued
Units  excluding treasury Units, if any   as-calculated in
accordance with sub-Paragraph  3  below ;  2  the Units to be-
issued under the Renounceable Rights Issues and Other Unit
Issues shall not,-in aggregate, exceed one hundred per cent.
100%  of the total number of-issued Units  excluding treasury
Units, if any   as calculated in accordance-with sub-Paragraph  3
below ;  3  subject to such manner of calculation as-may be
prescribed by the SGXST for the purpose of determining the
aggregate-number of Units that may be issued under CONTD
Non-Voting
-
CONTD sub-Paragraphs  1  and  2  above, the total number of
issued Units-excluding treasury Units, if any  shall be based on the number of issued-Units  excluding treasury Units, if any  at the time this resolution is-passed, after adjusting for:  a  any new Units arising from the conversion or-exercise of any Instruments which are outstanding at the time this resolution-is passed; and  b  any subsequent bonus issue, consolidation or subdivision-of Units;
Authority expires the earlier of the conclusion of the next AGM of-
the Company or the date of the next AGM of the Company as
required by law
Non-Voting
4
Authorize the Manager, contingent on the passing of Resolution 3 above, to fix the issue price for Units that may be issued by way of placement pursuant to the 20% sub-limit for Other Unit Issues on a non pro rata basis referred to in Resolution 3 above, at a discount exceeding 10% but not more than 20% of the price as determined in accordance with the Listing Manual of the SGX-ST, until 31 DEC 2010 or such later date as may be determined by the
SGX-ST
		Management	For	For
-	Transact such other business	Non-Voting

NOBLE GROUP LTD
Security	G6542T119	Meeting Type		Special General Meeting
Ticker Symbol		Meeting Date	19-Apr-2010
ISIN	BMG6542T1190	Agenda		702322518 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve, ratify and adopt the entry by the Company into  i  a transaction facilitation deed with respect to the off-market takeover offer  the "Gloucester Offer"  by Macarthur Coal Limited
"Macarthur"  to acquire all of the issued securities of Gloucester
Coal Limited  Gloucester"  and  ii  a share sale deed
"Middlemount Share Sale Deed"  with respect to, inter alia, the purchase by Custom Mining Pty Ltd  "Custom Mining"  of all the
shares of Middlemount Coal Pty Ltd  "Middlemount"  held by the
Company and its subsidiaries  the "Group" ; b  the disposal by the
Group of  i  71,902,868 Gloucester shares to Macarthur pursuant to the Group's acceptance of the Gloucester Offer and  ii  81,450
Middlemount shares to Custom Mining pursuant to, .CONTD..
		Management	For	For
-
.CONTD.. and in accordance with, the terms of the Middlemount
Share Sale Deed-collectively, the "Disposals" ; the acquisition by the Group of up to-82,903,564 Macarthur shares  together with the
Disposals, the "Transactions"-as part of the consideration for the
Disposals; d  authorize the Directors of-the Company and each of them to complete and do all such acts and things-including
executing all such documents and to make all such amendments-
thereto as may be required in connection with the Transactions as they or he-may consider necessary, desirable or expedient or in the interests of the-Company to give effect to this resolution as they or be may deem fit
Non-Voting

SEMBCORP MARINE LTD
Security	Y8231K102	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	20-Apr-2010
ISIN	SG1H97877952	Agenda		702308950 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Authorize the Directors of the Company, the proposed renewal of the IPT mandate, for the purposes of Chapter 9 of the Listing manual of the Singapore Exchange Securities Trading Limited, for
the Company, its subsidiaries and associated companies that are entities at risk, or any of them, to enter into any of the transactions falling wit hint he types of interested person with any party who is of the class of interested persons, provided that such transactions are made on normal commercial terms and in accordance with the review procedures for such interested person transactions, the approval given in this Resolution 1 above by the Company in
general meeting; [Authority expires at the conclusion of the next
AGM of the Company]; to complete and do all such acts and
things as they may consider expedient or necessary or in the interests of the Company to give effect to the IPT mandate and or this resolution
		Management	For	For
2
Authorize the Directors of the Company, for the purposes of
Sections 76C and 76E of the Companies Act, Chapter 50 of
Singapore [the "Companies Act"], to purchase or otherwise
acquire issued ordinary shares in the capital of the Company [the
"Shares"] not exceeding in aggregate the Maximum Limit 10% [as specified], at such price or prices as may be determined by the
Directors from time to time up to the maximum price [as specified], whether by way of: market purchase(s) 105% on the SGX-ST
and/or any other securities exchange on which the shares may for the time being be listed and quoted [Other Exchange]; and/or; off-
market purchase(s) [if effected otherwise than on the SGX-ST or, as the case may be, the Other Exchange] in accordance with any equal access scheme(s) as may be determined or formulated by the Directors as they consider fit, which scheme(s) shall satisfy all the conditions prescribed by the Companies Act, and otherwise in accordance with all other laws and regulations and rules of the
SGX-ST as may for the time being be applicable, [the "Share
Purchase Mandate ]; [Authority expires the earlier of the
conclusion of the date on which the next AGM of the Company is held or the date by which the next AGM of the Company is
required by law to be held] in this resolution
		Management	For	For
3
Authorize the Directors of the Company, the proposed adoption of the Scm Psp 2010 that the SembCorp Marine Share Option Plan, the SembCorp Marine Performance Share Plan and the
SembCorp Marine Restricted Stock Plan terminated, provided that such termination shall be without prejudice to the rights of holders of options and awards accepted and out standing under the
existing Share Plans as at the date of such termination, a New
Performance Share Plan to be known as the SembCorp Marine
Performance Share Plan 2010 the rules of which , for the purpose of identification, have been subscribed to by the Chairman of the meeting, under which awards of fully paid up shares, their
equivalent cash value or combinations thereof will be granted, free of payment, to selected employees of the Company, its
subsidiaries and associated companies, to establish and
administer the Scm Psp 2010, and, to modify and or altert he Scm
		Management	For	For

Psp 2010 at any time and from time to time, provided that such modification and or alteration is effected in accordance with the provisions of the Scm Psp 2010, and to do all such acts and to enter into all such transactions and arrangements as may be
necessary or expedient in order to give full effect to the Scm Psp
2010, and to grant Psp awards in accordance with the pro visions of the Scm Psp 2010 and to allot and issue from time to time such number of fully paid up shares as may be required to be delivered pursuant t o the vesting of Psp awards under the Scm Psp 2010 provided that: the aggregate number of new shares allotted and issued and/or to be allotted and issued, existing shares [including shares held in treasury] delivered and/or to be delivered, and shares released and/or to be released in the form of cash in lieu of shares, pursuant to the SCM PSP 2010 and the SCM RSP 2010
[as defined in Resolution 4 below], shall not exceed 7% of the total number of issued shares [excluding treasury shares] from time to time; and the aggregate number of shares under PSP awards and
RSP awards [as defined in Resolution 4 below] to be granted
pursuant to the SCM PSP 2010 and the SCM RSP 2010
respectively during the period commencing from this EGM and
ending on the date of the next AGM of the Company or the date by which the next AGM of the Company is required by law to be held, whichever is the earlier, shall not exceed 1 % of the total number of issued Shares [excluding treasury shares] from time to time

4
Authorize the Directors of the Company, the proposed adoption of the Scm Rsp 2010 a New Restricted Share Plan to be known as
the Sembcorp Marine Restricted Share Plan 2010, the rules of which, for the purpose of identification, have been subscribed t o by the Chairman of the meeting, under which awards of fully paid up shares, their equivalent cash value or combinations thereof will be granted, free of payment, to selected employees and Non
Executive Directors of the Company, its subsidiaries and
associated companies to establish and administer the SCM RSP
2010, and to modify and or alter the SCM RSP 2010 at any time and from time to time, provided that such modification and or alteration is effect ed in accordance with the provision s of the
SCM RSP 2010, and to do al l such acts and to enter into all such transactions and arrangements as may be necessary or expedient in order to give full effect to the SCM RSP 201 0, to grant r sp awards in accordance with the provisions of the SCM RSP 2010 and to allot and issue from time to time such number of fully paid up shares as m ay be required to be delivered pursuant to the vesting of RSP awards under the SCM RSP 2010 provided that:
the aggregate number of new shares allotted and issued and/or to be allotted and issued, existing shares [including shares held in treasury] delivered and/or to be delivered, and shares released and/or to be released in the form of cash in lieu of shares, pursuant to the SCM RSP 2010 and the SCM PSP 2010, shall not exceed 7% of the total number of issued Shares [excluding
treasury shares] from time to time; and the aggregate number of shares under RSP Awards and PSP Awards to be granted
pursuant to the SCM RSP 2010 and the SCM PSP 2010
respectively during the period commencing from this EGM and
ending on the date of the next AGM of the Company or the date by which the next AGM of the Company is required by law to be held, whichever is the earlier, shall not exceed 1 % of the total number of issued shares [excluding treasury shares] from time to time
		Management	For	For

K-REAL ESTATE INVESTMENT TRUST ASIA, SINGAPORE
Security	Y4964V118	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	20-Apr-2010
ISIN	SG1T22929874	Agenda		702315741 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the report of the trustee, the statement by the manager and the audited financial statements of K-REIT for the YE 31 DEC 2009 and the Auditors' report thereon	Management	For	For
2
Re-appoint Messrs Ernst and Young as the Auditors of K-REIT
and to hold office until the conclusion of the next AGM of K-REIT, and to authorize K-REIT Asia Management Limited, as Manager
of K-REIT, to fix their remuneration
		Management	For	For
3
Authorize the Manager, to issue units in K-REIT whether by way of rights, bonus or otherwise, and including any capitalization of any sum for the time being standing to the credit of any of K-
REITS reserve accounts or any sum standing to the credit of the profit and loss account or otherwise available for distribution, and or; make or grant offers, agreements or options that might or would require units to be issued, including but not limited to the creation and issue of securities, warrants, options, debentures or other instruments convertible into units  collectively instruments , at any time and upon such terms and conditions and for such
purposes and to such persons as the manager may in its absolute discretion deem fit, and; b) issue units in pursuance of any instrument made or granted by the manager while this resolution was in force: CONTD..
		Management	For	For
-
..CONTD the aggregate number of Units to be issued pursuant to this-resolution  including Units to be issued in pursuance of instruments made or-granted pursuant to this resolution and any adjustment effected under any-relevant instrument)  a)  until 31
DEC 2010 or such later date as may be-determined by Singapore
Exchange Securities Trading Limited  the SGX-ST   by-way of
renounceable rights issues on a pro rata basis to holders of Units-
Unit holders   such renounceable rights issues as authorized by
this-sub-paragraph (1)(a), Renounceable Rights Issues  shall not exceed 100% of-the total number of issued Units  excluding
treasury Units, if any   as-calculated in accordance with sub-
paragraph (3) below ; and b) otherwise than-by way of
Renounceable Rights Issues  Other Unit Issues  shall not exceed
50%-CONTD..
Non-Voting
-
..CONTD of the total number of issued Units  excluding treasury
Units, if any-as calculated in accordance with sub-paragraph (3)
below , of which the-aggregate number of Units to be issued other than on a pro rata basis to Unit-holders shall not exceed 20% of the total number of issued Units  excluding-treasury Units, if any as calculated in accordance with sub-paragraph (3)-below ; 2) the
Units to be issued under the Renounceable Rights Issues and-
Other Unit Issues shall not, in aggregate, exceed 100% of the total
number of-issued Units  excluding treasury Units, if any   as
calculated in accordance-with sub-paragraph (3) below ; 3)
subject to such manner of calculation as-may be prescribed by the
SGX-ST  for the purpose of determining the aggregate-number of
Units that may be issued under sub-paragraphs (1)(a) and (1)(b)-
above, CONTD..
Non-Voting
-
..CONTD the percentage of issued Units shall be calculated based on the total-number of issued Units  excluding treasury Units, if any  at the time this-Resolution is passed, after adjusting for: a)
any new Units arising from the-conversion or exercise of any
Instruments which are outstanding or subsisting-at the time this
Resolution is passed; and b) any subsequent bonus issue,-
consolidation or subdivision of Units; 4) in exercising the authority-
conferred by this Resolution, the Manager shall comply with the provisions of-the Listing Manual of the SGX-ST for the time being in force  unless such-compliance has been waived by the SGX-ST
and the trust deed constituting-K-REIT  as amended   the Trust
Deed  for the time being in force unless-otherwise exempted or waived by the monetary authority of singapore ; 5) the-authority conferred CONTD..
Non-Voting
-
..CONTD  Authority shall expires the until the conclusion of the next AGM of-K-REIT or the date by which the next AGM of K-
REIT is required by law to be-held, whichever is earlier ; where the terms of the issue of the Instruments-provide for adjustment to the number of Instruments or Units into which the-Instruments may be converted, in the event of rights, bonus or other-capitalization issues or any other events, the Manager is authorized to issue-
additional Instruments or Units pursuant to such adjustment
notwithstanding-that the authority conferred by this Resolution may have ceased to be in-force at the time the Instruments are issued; and the Manager and RBC Dexia-Trust Services
Singapore Limited, as Trustee of K-REIT  the Trustee-authorized to complete and do all such acts and CONTD..
Non-Voting
-
..CONTD things  including without limitation, executing all such documents as-may be required  as the manager or, as the case may be, the Trustee may-consider necessary, expedient,
incidental or in the interest of K-REIT to-give effect to the transactions contemplated and/or authorized by this-Resolution
Non-Voting
4
Authorize the Manager, subject to and pursuant to the unit issue mandate in Resolution 3 above being obtained, to fix the issue price for new units that may be issued other than on a pro rata basis to unit holders at an issue price per new unit which shall be determined by the Manager in its absolute discretion provided that such price shall not represent more than a 20 % discount for new units to the weighted average price per unit determined in
accordance with the requirements of the SGXST, until 31 DEC
2010 or such later date as may be determined by the SGX ST
		Management	For	For
-	Transact such other business	Non-Voting

BOSIDENG INTL HLDGS LTD
Security	G12652106	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	20-Apr-2010
ISIN	KYG126521064	Agenda		702321807 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION 1. THANK YOU.	Non-Voting
1
Approve the proposed annual caps for each of the 3 years ending
31 MAR 2013 and all the transactions contemplated under the
Framework Manufacturing Outsourcing and Agency Agreement as
specified in the circular to the shareholders of the Company dated
31 MAR 2010; authorize any one Director of the Company on
behalf of the Company to execute all such documents, in such final form or with such amendments as that Director may deem appropriate and to do all such acts or things, as he/she may in his/her absolute discretion consider necessary or desirable, to give effect to the Framework Manufacturing Outsourcing and
Agency Agreement and the transaction contemplated therein
		Management	For	For

COSCO CORP SINGAPORE LTD
Security	Y1764Z208	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	20-Apr-2010
ISIN	SG1S76928401	Agenda		702325855 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the Directors' report and Audited financial statements for the FYE 31 DEC 2009	Management	For	For
2	Approve a first and final tax-exempt one-tier dividend of SGD 0.03 per ordinary share for the YE 31 DEC 2009	Management	For	For
3	Approve the payment of Directors' fees of SGD 265,000 for the YE 31 DEC 2009	Management	For	For
4	Re-elect Mr. Ma Gul Chuan as a Director, who retires in accordance with Article 98 of the Articles of Association of the Company	Management	For	For
5	Re-elect Mdm Sun Yue Ying as a Director, who retires in accordance with Article 98 of the Articles of Association of the Company	Management	For	For
6	Re-elect Mr. Er Kwong Wah as a Director, who retires in accordance with Article 98 of the Articles of Association of the Company	Management	For	For
7	Re-elect Mr. Ang Swee Tian as a Director, who retires in accordance with Article 98 of the Articles of Association of the Company	Management	For	For
8	Re-appoint Mr. Tom Yee Lat Shing as a Director, who retires under Section 153(6) of t he Companies Act, to hold office from the date of this AGM until the next AGM of the Company	Management	For	For
9	Re-appoint Messrs. PricewaterhouseCoopers LLP as the Auditors and authorize the Directors to fix their remuneration	Management	For	For
10
Authorize the Directors, pursuant to Section 161 of the Companies
Act (Chapter 50) and the Listing Rules of the Singapore Exchange
Securities Trading Limited (the Listing Rules), to allot and issue: a)
shares in the capital of the Company (whether by way of bonus, rights or otherwise); or b) convertible securities; or c) additional securities issued pursuant to Rule 829 of the Listing Rules; or d)
shares arising from the conversion of convertible securities in (b)
and (c) above, at any time and upon such terms and conditions and for such purposes as the Directors may in their absolute discretion deem fit provided that: CONTD.
		Management	For	For
-
CONTD. i) the aggregate number of shares and convertible
securities that may-be issued shall not be more than 50% of the issued shares in the capital of-the Company (calculated in
accordance with (ii) below), of which the-aggregate number of shares and convertible securities issued other than on a-pro rata basis to existing shareholders must be not more than 20% of the-
issued shares in the capital of the Company (calculated in
accordance with-(ii) below); ii) for the purpose of determining the aggregate number of-shares and convertible securities that may be issued pursuant to: i) above,-the percentage of issued share capital shall be calculated based on the-issued shares in the capital of the Company at the time of the passing of-this resolution after adjusting for: a) new shares arising from the-conversion or
CONTD.
Non-Voting
-
CONTD. exercise of any convertible securities; b) new shares arising from-exercising share options or vesting of share awards outstanding or subsisting-at the time of the passing of this resolution and c) any subsequent-consolidation or subdivision of shares; and  Authority expires the earlier of-the next AGM of the
Company or the date by which the next Annual General-Meeting of the Company is required by law to be held
Non-Voting
11
Authorize the Directors to offer and grant options (Options) in accordance with the provisions of the Cosco Group Employees
Share Option Scheme 2002 (Scheme) and to allot and issue from time to time such number of shares in the capital of the Company as may be required to be issued pursuant to the exercise of
Options granted under the Scheme, provided that the total number of Shares to be offered under the Scheme shall not in total exceed
15% of the issued share capital of the Company on the day
preceding any Offer Date at any time and from time to time during the existence of the Scheme
		Management	For	For
12
Approve that approval be given for the renewal of the mandate for the purposes of Chapter 9 of the Listing Manual of the SGX-ST, for the Company, its subsidiaries and associated companies or any of them to enter into any of the transactions falling within the types of Interested Person Transactions, as specified to the
Annual Report of the Company for the FYE 31 DEC 2009 with any party who is of the class of Interested Persons described in the
Appendix provided that such transactions are made on normal
commercial terms and will not be prejudicial to the interests of the
Company and its minority shareholders and in accordance with the review procedures set out in the Appendix; ii) authorize the
Audit Committee of the Company to take such actions as it deems proper in CONTD.
		Management	For	For
-
CONTD. respect of such procedures and/or to modify or
implement such-procedures as may be necessary to take into
consideration any amendment to-Chapter 9 of the Listing Manual of the SGX-ST which may be prescribed by the-SGX-ST from time to time; iii) authorize the Directors of the Company to-complete and do all such acts and things (including all such documents as may-be required) as they may consider expedient or necessary or in the interests-of the Company to give effect to this Resolution;
and  Authority expires the-earlier of the conclusion of the next
AGM of the Company or the date by which-the next AGM of the
Company is required by law to be held, whichever is-earlier
Non-Voting

SEMBCORP MARINE LTD
Security	Y8231K102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	20-Apr-2010
ISIN	SG1H97877952	Agenda		702338713 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the Directors report and audited accounts for the YE 31 DEC 2009 and the Auditors report thereon	Management	For	For
2	Declare a final one-tier tax exempt ordinary dividend of 6 cents per ordinary share and a final one tier tax exempt special dividend of 4 cents per ordinary share for the YE 31 DEC 2009	Management	For	For
3	Re-election of Mdm Ngiam Joke Mui as a Director, who retires by rotation pursuant to Article 91 of the Company's Articles of Association	Management	For	For
4	Re-election of Mr. Ron Foo Siang Guan as a Director, who retires by rotation pursuant to Article 91 of the Company's Articles of Association	Management	For	For
5	Re-election of Mr. Wong Weng Sun	Management	For	For
6	Re-appointment of Mr. Tan Kwi Kin as a Director, who retires under Section 153(6) of the Companies Act, Chapter 50, to hold office from the date of this AGM until the next AGM	Management	For	For
7
Re-appointment of Mr. Richard Hale, OBE (Member of the Audit
Committee) as a Director, who retires under Section 153(6) of the
Companies Act, Chapter 50, to hold office from the date of this
AGM until the next AGM
		Management	For	For
8	Approve the sum of SGD 1,157,833 as the Directors' fees for the YE 31 DEC 2009, (2008: SGD 1,066,649)	Management	For	For
9	Re-appointment of KPMG LLP as the Auditors of the Company and authorize the Directors to fix their remuneration	Management	For	For
10
Authorize the Directors of the Company to: (a) (i) issue shares in the capital of the Company (shares) whether by way of rights, bonus or otherwise; and/or (ii) make or grant offers, agreements or options (collectively, Instruments) that might or would require shares to be issued, including but not limited to the creation and issue of (as well as adjustments to) warrants, debentures or other instruments convertible into shares, at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may, in their absolute discretion deem fit; and (b)
(notwithstanding the authority conferred by this Resolution may have ceased to be in force).CONTD
		Management	For	For
-
CONTD.issue shares in pursuance of any Instrument made or
granted by the-Directors while this Resolution was in force, provided that: (1) the-aggregate number of shares to be issued pursuant to this Resolution-(including shares to be issued in pursuance of Instruments made or granted-pursuant to this
Resolution): (A) by way of renounceable rights issues on a-pro rata basis to shareholders of the Company (Renounceable Rights
Issues)-shall not exceed 100% of the total number of issued
shares in the capital of-the Company excluding treasury shares
(as calculated in accordance with this-resolution); and otherwise than by way of Renounceable Rights Issues (Other-Share.CONTD
Non-Voting
-
CONTD.Issues) shall not exceed 50% of the total number of
issued shares in-the capital of the Company excluding treasury shares (as calculated in-accordance with this resolution), of which the aggregate number of shares to-be issued other than on a pro rata basis to shareholders of the Company shall-not exceed 5% of the total number of issued shares in the capital of the-Company excluding treasury shares (as calculated in accordance with this-
resolution); (2) the Renounceable Rights Issues and Other Share
Issues shall-not, in aggregate, exceed 100% of the total number of issued shares in the-capital of the Company excluding treasury shares (as calculated in accordance-with this resolution);.CONTD
Non-Voting
-
CONTD.(subject to such manner of calculation as may be
prescribed by the-Singapore Exchange Securities Trading Limited
(SGX-ST)) for the purpose of-determining the aggregate number of shares that may be issued under this-resolution, the percentage of issued shares shall be based on the total-number of issued shares in the capital of the Company (excluding treasury-shares)
at the time this Resolution is passed, after adjusting for: (i) new-
shares arising from the conversion or exercise of any convertible securities-or share options or vesting of share awards which are outstanding or-subsisting at the time this Resolution is passed;
and (ii) any subsequent-bonus issue or consolidation or.CONTD
Non-Voting
-
CONTD.subdivision of shares; in exercising the authority
conferred by this-Resolution, the Company shall comply with the provisions of the Listing-Manual of the SGX-ST for the time being in force (unless such compliance has-been waived by the SGX-
ST) and the Articles of Association for the time being-of the
Company; and  Authority expires the earlier of the conclusion of the-next AGM of the Company or the date by which the next AGM of the Company is-required by law to be held
Non-Voting
-	Transact any other business	Non-Voting

SINGAPORE TECHNOLOGIES ENGR LTD
Security	Y7996W103	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	21-Apr-2010
ISIN	SG1F60858221	Agenda		702294834 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Authorize, for the purposes of Chapter 9 of the Listing Manual
Chapter 9  of the Singapore Exchange Securities Trading Limited
the SGX-ST , the Company, its subsidiaries and associated
Companies that are entities at risk  as that term is used in Chapter
9 , or any of them, to enter into any of the transactions falling within the types of interested person transactions described in the appendix to the Company's Circular to shareholders dated 15
MAR 2010  the Circular  with any party who is of the class of interested persons described in the appendix to the Circular, specified that such transactions are made on normal commercial terms and in accordance with the review procedures for such
interested person transactions; the approval given in Paragraph
(1) CONTD.
		Management	For	For
-
CONTD. above  the Shareholders Mandate  shall, continue in
force until the-conclusion of the next AGM of the Company; and
the Directors of the Company-be and are hereby authorized to complete and do all such acts and things-including executing all such documents as may be required  as they may-consider
expedient or necessary or in the interests of the Company to give-
effect to the Shareholders Mandate and/or this resolution
Non-Voting
2
Authorize, for the purposes of Sections 76C and 76E of the
Companies Act, Chapter 50 of Singapore  the Companies Act ,
the Directors of the Company of all the powers of the Company to purchase or otherwise acquire issued ordinary shares in the
capital of the Company  the Shares  not exceeding in aggregate the maximum limit  as hereafter specified , at such price or prices as may be determined by the Directors from time to time up to the maximum price  as hereafter specified , whether by way of: a)
market purchase(s) on the SGX-ST; and/or b) off-market
purchase(s)  if effected otherwise than on the SGX-ST  in
accordance with any equal access scheme(s) as may be
determined or formulated by the Directors as they consider fit, which scheme(s) shall satisfy all the CONTD.
		Management	For	For
-
CONTD. conditions prescribed by the Companies Act, and
otherwise in-accordance with all other laws and regulations and rules of the SGX-ST as may-for the time being be applicable, be and is hereby authorized and approved-generally and
unconditionally  the Share Purchase Mandate ; 2) unless varied-or revoked by the Company in general meeting, the authority
conferred on the-Directors of the Company pursuant to the Share
Purchase Mandate may be-exercised by the Directors at any time and from time to time during the-period commencing from the date of the passing of this resolution and-expiring on the earlier of: a)
the date on which the next AGM of the Company-is held; and b)
the date by which the next AGM of the Company is required by-
law to be held; 3) in this resolution: Average Closing Price means the-average of the last dealt prices CONTD.
Non-Voting
-
CONTD. of a Share for the five consecutive trading days on which the Shares-are transacted on the SGX-ST immediately preceding the date of market-purchase by the Company or, as the case may be, the date of the making of the-offer pursuant to the off-market purchase, and deemed to be adjusted in-accordance with the
listing rules of the SGX-ST for any corporate action-which occurs after the relevant five day period; date of the making of the-offer means the date on which the Company announces its intention to make an-offer for the purchase or acquisition of Shares from holders of Shares,-stating therein the purchase price  which shall not be more than the Maximum-Price calculated on the foregoing basis  for each Share and the relevant-terms of the equal access scheme for effecting the off market purchase;-Maximum Limit
means that CONTD.
Non-Voting
-
CONTD. number of issued Shares representing 10% of the total number of issued-Shares as at the date of the passing of this resolution  excluding any Shares-which are held as treasury
shares as at that date ; and Maximum Price, in-relation to a Share to be purchased or acquired, means the purchase price-excluding brokerage, commission, applicable goods and services tax and other-related expenses which shall not exceed: a) in the case of a market purchase-of a Share, 105% of the Average Closing Price of the Shares; and b) in the-case of an off-market purchase of a
Share pursuant to an equal access scheme,-110% of the Average
Closing Price of the Shares; and 4) the Directors of the-Company
and/or any of them be and are hereby authorized to complete and do-all such acts and things  including executing such documents as may be-required  as they and/or he may consider expedient or necessary to give-effect to the transactions contemplated and/
Non-Voting
3
Approve, the Singapore Technologies Engineering Share Option
Plan, the Singapore Technologies Engineering Performance
Share Plan and the Singapore Technologies Engineering
Restricted Stock Plan  together, the Existing Share Plans  be terminated on such date as may be determined by the Committee of Directors administering the Existing Share Plans, provided that such termination shall be without prejudice to the rights of holders of options and awards accepted and outstanding under the
Existing Share Plans as at the date of termination; b) a new performance share plan to be known as the Singapore
Technologies Engineering Performance Share Plan 2010  the ST
Engineering PSP 2010 , the rules of which, for the purpose of identification, have been subscribed to by the Chairman of the
Meeting, under which awards PSP Awards  of CONTD.
		Management	For	For
-
CONTD. fully paid-up Shares, their equivalent cash value or
combinations-thereof will be granted, free of payment, to selected employees  including-executive directors  of the Company, its subsidiaries and associated-Companies, details of which are set out in the Circular; c) authorize the-Directors of the Company: i) to establish and administer the ST Engineering-PSP 2010; and ii) to modify and/or alter the ST Engineering PSP 2010 at any-time and from time to time, provided that such modification and/or
alteration-is effected in accordance with the provisions of the ST
Engineering PSP 2010,-and to do all such acts and to enter into all such transactions and-arrangements as may be necessary or expedient in order to give full effect to-the ST Engineering PSP
2010; and d) authorize the Directors of the CONTD.
Non-Voting
-
CONTD. Company to grant PSP Awards in accordance with the
provisions of the-ST Engineering PSP 2010 and to allot and issue from time to time such number-of fully paid-up Shares as may be required to be delivered pursuant to the-vesting of PSP Awards under the ST Engineering PSP 2010, provided that the-aggregate number of new Shares allotted and issued and/or to be allotted and-issued, when aggregated with existing Shares  including
Shares held in-treasury  delivered and/or to be delivered, pursuant to the ST Engineering-PSP 2010 and the ST Engineering RSP
2010  as defined in Resolution 4 below ,-shall not exceed 8% of the total number of issued Shares  excluding treasury-shares from time to time
Non-Voting
4
Approve, a new restricted share plan to be known as the
Singapore Technologies Engineering Restricted Share Plan 2010
the ST Engineering RSP 2010 , the rules of which, for the purpose of identification, have been subscribed to by the Chairman of the
Meeting, under which awards  RSP Awards of fully paid-up
Shares, their equivalent cash value  where applicable  or
combinations thereof  where applicable  will be granted, free of payment, to selected employees  including executive directors and non-executive directors of the Company, its subsidiaries and associated Companies, details of which are set out in the Circular;
b) authorize the Directors of the Company: i) to establish and administer the ST Engineering RSP 2010; and CONTD.
		Management	For	For
-
CONTD. ii) to modify and/or alter the ST Engineering RSP 2010 at any time and-from time to time, provided that such modification and/or alteration is-effected in accordance with the provisions of the ST Engineering RSP 2010,-and to do all such acts and to
enter into all such transactions and-arrangements as may be
necessary or expedient in order to give full effect to-the ST
Engineering RSP 2010; and c) authorize the Directors of the
Company to-grant RSP Awards in accordance with the provisions of the ST Engineering RSP-2010 and to allot and issue from time to time such number of fully paid-up-Shares as may be required to be delivered pursuant to the vesting of RSP-Awards under the ST
Engineering RSP 2010, provided that the aggregate number-of
new Shares allotted
Non-Voting
-
CONTD. and issued and/or to be allotted and issued, when
aggregated with-existing Shares  including Shares held in treasury delivered and/or to be-delivered, pursuant to the ST Engineering
RSP 2010 and the ST Engineering PSP-2010, shall not exceed
8% of the total number of issued Shares  excluding-treasury
shares  from time to time
Non-Voting

SINGAPORE TECHNOLOGIES ENGR LTD
Security	Y7996W103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	21-Apr-2010
ISIN	SG1F60858221	Agenda		702294872 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the Directors' report and the audited accounts for the YE 31 DEC 2009 and the Auditors' report thereon	Management	For	For
2	Declare a final ordinary tax exempt [one-tier] dividend of 4.00 cents per share and a special tax exempt [one-tier] dividend of 6.28 cents per share for the YE 31 DEC 2009	Management	For	For
3.a.1	Re-elect Mr. Tan Pheng Hock as a Director, who retires by rotation pursuant to Article 98 of the Articles of Association of the Company	Management	For	For
3.a.2	Re-elect Dr. Tan Kim Siew as a Director, who retires by rotation pursuant to Article 98 of the Articles of Association of the Company	Management	For	For
3.a.3	Re-elect Mr. Venkatachalam Krishnakumar as a Director, who retires by rotation pursuant to Article 98 of the Articles of Association of the Company	Management	For	For
3.b.1	Re-elect Dr. Stanley Lai Tze Chang as a Director, who cease to hold office pursuant to Article 104 of the Articles of Association of the Company	Management	For	For
3.b.2	Re-elect MG Neo Kian Hong [to be appointed with effect from 31 MAR 2010] as a Director, who cease to hold office pursuant to Article 104 of the Articles of Association of the Company	Management	For	For
4	Approve the sum of SGD 847,158 as Directors' fees for the YE 31 DEC 2009	Management	For	For
5
Appoint KPMG LLP as the Auditors of the Company in place of
the retiring Auditors, Ernst & Young LLP, to hold office until the conclusion of the next AGM of the Company, and authorize the
Directors to fix their remuneration
		Management	For	For
6
Authorize the Directors to issue shares in the capital of the
Company [Shares] whether by way of rights, bonus or otherwise;
and/or make or grant offers, agreements or options [collectively ,
Instruments] that might or would require shares to be issued, including but not limited to the creation and issue of [as well as adjustments to] warrants, debentures or other instruments
convertible into shares, at any time and upon such terms and conditions and for such purposes and to such persons as the
Directors may, in their, absolute discretion, deem fit; and
[notwithstanding the authority conferred by this Resolution may have ceased to be in force] issue shares in pursuance of any
Instrument made or granted by the Directors while this resolution was in force, provided that: the aggregate number of shares to be issued pursuant to this resolution [including shares to be issued in pursuance of Instruments made or granted pursuant to this
Resolution]: by way of renounceable rights issues on a pro rata basis of shareholders of the Company [Renounceable Rights
Issues] shall not exceed 100% of the total number of issued
shares in the capital of the company excluding treasury shares [as calculated in this resolution as specified]; and otherwise that by way of Renounce able Rights Issues [Others share Issues] shall not exceed 50% of the total number of issued shares in the capital of the Company excluding treasury shares [as calculated in
accordance with this resolution as specified], of which the
		Management	For	For

aggregate number of shares to be issued other than on a pro rata basis to shareholders of the Company shall not exceed 5% of the total number of issued shares in the capital of the Company
excluding treasury shares [as calculated in accordance with this resolution as specified]; the Renounceable Rights Issues and
Other Share Issues shall not, in aggregate, exceed 100% of the total number of issued shares in the capital of the Company
excluding treasury shares [as calculated in this resolution as specified]; [subject to such manner of calculation as may be prescribed by the SGX-ST] for the purpose of determining the aggregate number of shares that may be issued as specified, the percentage of issued shares shall be based, after adjusting for new shares arising from the conversion or exercise of any
convertible securities or share options or vesting of share awards which are outstanding or subsisting at the time this resolution is passed and any subsequent bonus issue or consolidation or
subdivision of shares; in exercising the authority conferred by this resolution, the Company shall comply with the provisions of the
Listing Manual of the SGX-ST for the time being in force [unless such compliance has been waived by the SGX-ST] and the
Articles of Association for the time being of the Company; and
[Authority expires the earlier of the conclusion of the next AGM or the date of the next general meeting of the Company is required by law]

ENERGY RES AUSTRALIA LTD
Security	Q35254111	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	21-Apr-2010
ISIN	AU000000ERA9	Agenda		702303114 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Chairman and Chief Executive review	Non-Voting
2	To receive and consider the financial report, Directors' report, Directors'-declaration and Auditor's report for the YE 31 DEC 2009 as set out in the-annual report.	Non-Voting
3	Approve the remuneration report for the YE 31 DEC 2009 as set out in the annual report	Management	For	For
4.1	Election of Mr. John Pegler as a Director, who retires in accordance with	Management	For	For
4.2	Re-election of Mr. Peter Taylor as a Director, who retires by rotation in accordance with Rule 3.7 of the Company's Constitution	Management	For	For
S.5	Amend the Rule 1.2, 3.3(c), 3.4, 3.7, 3.8, 7.2, 8.4(a) 10.5 of the Company's Constitution as specified	Management	For	For

TPV TECHNOLOGY LTD
Security	G8984D107	Meeting Type		Special General Meeting
Ticker Symbol		Meeting Date	21-Apr-2010
ISIN	BMG8984D1074	Agenda		702321869 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-RESOLUTION "1" .THANK YOU.	Non-Voting
1
Approve the component sourcing agreement entered into between the Company and Mitsui  details of which are contained on pages
5 to 7 of the circular issued by the Company dated 31 MAR 2010, a copy of which has been produced to this SGM marked "A" and signed by the chairman of the SGM for the purpose of
identification  the "Circular"  be and is hereby approved, ratified and confirmed AND the fixing of the respective Component
Sourcing Caps for each of the financial years ending 31 DEC
2010, 31 DEC 2011 and 31 DEC 2012 details of which are
contained on page 7 of the Circular  be and are hereby ratified, approved and confirmed and the Directors of the CONTD...
		Management	For	For
-
Company acting together or by committee, or any Director acting individually,-be and is/are hereby authorized to do on behalf of the
Company whatever he or-they may, in his/their absolute
discretion, consider necessary, desirable or-expedient for the purposes of, or in connection with, the performance and-
implementation by the Company of the Component Sourcing
Agreement and any-other documents relating thereto or
contemplated thereby  in each case-amended if necessary  and to make or agree such alterations, amendments and-additions
thereto as the Directors may, in his/ their absolute discretion,-
consider necessary, desirable or expedient in the interests of the
Company;-and the CONTD...
Non-Voting
-
supply agreement entered into between the Company and Mitsui details of-which are contained on pages 7 to 9 of the Circular  be and is hereby-approved, ratified and confirmed and the fixing of the respective supply caps-for each of the financial years ending
31 DEC 2010, 31 DEC 2011 and 31 DEC-2012  details of which
are contained on page 9 of the Circular  be and are-hereby
ratified, approved and confirmed and the Directors of the
Company-acting together or by committee, or any Director acting individually, be and-is/are hereby authorized to do on behalf of the
Company whatever he or they-may, in his/their absolute
discretion, consider necessary, desirable or-expedient for the
CONTD...
Non-Voting
-
CONTD..purposes of, or in connection with, the performance and implementation-by the Company of the supply agreement and any other documents relating-thereto or contemplated thereby  in each case amended if necessary  and to-make or agree such
alterations, amendments and additions thereto as the-Directors may, in his/their absolute discretion, consider necessary,-
desirable or expedient in the interests of the Company
Non-Voting

SYNEAR FOOD HLDGS LTD
Security	G8648Q106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	21-Apr-2010
ISIN	BMG8648Q1069	Agenda		702344158 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the Directors' report and the audited financial statements of the Company for the FYE 31 DEC 2009 together with the Independent Auditors' report thereon	Management	For	For
2.a	Re-elect Ms. Cai Hong as a Director, retiring pursuant to Bye-Law 86 1 of the Company's Bye Laws	Management	For	For
2.b	Re-elect Mr. Chan Yin David as a Director, retiring pursuant to Bye-Law 86 1 of the Company's Bye-Laws	Management	For	For
3	Approve the payment of the Directors' fees of SGD 210,000 for the FYE 31 DEC 2010, to be paid quarterly in arrears at SGD 52,500 per quarter	Management	For	For
4	Re-appoint Messrs. Grant Thornton, Certified Public Accountants, Hong Kong as the Company's Auditors and authorize the Directors to fix their remuneration	Management	For	For
-	Transact any other business	Non-Voting
5
Authorize the Directors of the Company, pursuant to Rule 806 of the Listing Manual of the Singapore Exchange Securities Trading
Limited (SGX-ST) and notwithstanding the provisions of the
Company's Bye- Laws, to: i) issue shares in the capital of the
Company (the Shares) (whether by way of rights, bonus or
otherwise); and/or ii) make or grant offers, agreements or options that may or would require Shares to be issued, including but not limited to the creation and issue of (as well as adjustments to)
warrants, debentures or other instruments convertible into Shares
(collectively, the Instruments), (notwithstanding that the authority conferred by paragraph 1 of this resolution may have ceased to be in force) CONTD.
		Management	For	For
-
CONTD. issue shares in pursuance of any instrument made or
granted by the-Directors while this resolution was in force, at any time and from time to-time upon such terms and conditions,
whether for cash or otherwise, and for-such purposes and to such persons as the Directors may think fit for the-benefit of the
Company, provided that: the aggregate number of Shares to be-
issued pursuant to this resolution (including Shares to be issued in-pursuance of Instruments made or granted pursuant to this resolution and-including Shares which may be issued pursuant to any adjustments-(Adjustments) effected under any relevant
instrument, CONTD.
Non-Voting
-
CONTD. which Adjustment shall be made in compliance with the provisions of-the Listing Manual of the SGX-ST for the time being in force (unless such-compliance has been waived by the SGX-
ST) and the Bye-Laws for the time being-of the Company) does not exceed 50% of the total number of issued Shares-excluding treasury shares of the Company (as calculated in accordance
with-sub-paragraph b. below), of which the aggregate number of
Shares to be-offered other than on a pro rata basis to
shareholders of the Company-(including Shares to be issued in pursuance of Instruments made or granted-pursuant to this
resolution) does not exceed 20% of the total number of-issued
Shares excluding treasury shares of the Company (as calculated in-accordance with sub-paragraph b. below); CONTD.
Non-Voting
-
CONTD. b.) for the purpose of determining the aggregate number of Shares that-may be issued under sub-paragraph ' above, the percentage of the total number-of issued Shares excluding
treasury shares shall be calculated based on the-total number of issued Shares excluding treasury shares of the Company at the-
time of the passing of this resolution, after adjusting for: i) new
Shares-arising from the conversion or exercise of any convertible securities; ii)-new Shares arising from exercise of share options or vesting of share awards-outstanding or subsisting at the time of the passing of this resolution,-provided that options or awards were granted in compliance with Part VIII of-Chapter 8 of the
Listing Manual of the SGX-ST; and iii) any subsequent bonus-
issue, CONTD.
Non-Voting
-
CONTD. consolidation or subdivision of Shares; c.) in exercising the-authority conferred by this resolution, the Company shall comply with the-provisions of the Listing Manual of the SGX-ST for the time being in force-(unless such compliance has been waived by the SGX-ST) and the memorandum of-association and
Bye-laws for the time being of the Company; and  Authority-
expires until the conclusion of the next AGM of the Company or the date by-which the next AGM of the Company is required to be held, whichever is the-earlier , except that the Directors shall be authorized to allot and issue-Shares pursuant to any Instrument made or granted by the Directors while this-resolution was in force notwithstanding that such authority has ceased to be-in force at the time of issue of such Shares
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO REMOVAL
OF RECORD DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

MAPLETREE LOGISTICS TRUST
Security	Y5759Q107	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	21-Apr-2010
ISIN	SG1S03926213	Agenda		702345059 - Management
Item	Proposal	Type	Vote	For/Against Management
E.1
Approve the supplement the trust deed for the purpose of allowing the Manager to receive development Management fees for
development projects undertaken and managed by the Manager
on behalf of Mapletree Log [the Development Management Fee
Supplement] in the manner as specified; and authorize the
Manager, any Director and the Trustee to complete and do all such acts and things [including executing all such documents as may be required] as the Manager, such Director or, as the case may be, the Trustee may consider expedient or necessary or in the interests of MapletreeLog to give effect to the Development
Management Fee Supplement
		Management	For	For
E.2
Approve the supplement the trust deed for the purpose of allowing the Manager to obtain Unit holder's approval for the issue of units, where such approval is required under the trust deed, by way of an ordinary resolution1 instead of an Resolution E.2 [the Equity
Fund Raising Supplement] in the manner as specified; and
authorize the Manager, any Director and the Trustee to complete and do all such acts and things [including executing all such documents as may be required] as the Manager, such Director or, as the case may be, the trustee may consider expedient or
necessary or in the interests of MapletreeLog to give effect to the
Equity Fund Raising Supplement
		Management	For	For

MAPLETREE LOGISTICS TRUST
Security	Y5759Q107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	21-Apr-2010
ISIN	SG1S03926213	Agenda		702346455 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Receive and adopt the report of HSBC Institutional Trust Services
[Singapore] Limited, as trustee of MapletreeLog [the "Trustee"], the statement by Mapletree Logistics Trust Management Ltd., as
Manager of MapletreeLog [the "Manager"], and the audited
financial statements of MapletreeLog for the FYE 31 DEC 2009 and the Auditor's report thereon
		Management	For	For
2	Re-appoint PricewaterhouseCoopers LLP as the Auditor of MapletreeLog to hold office until the conclusion of the next AGM of MapletreeLog and authorise the manager to fix their remuneration	Management	For	For
3
Authorize the Manager to [a] i) issue units in MapletreeLog
["Units"] whether by way of rights, bonus or otherwise; and/or ii)
make or grant offers, agreements or options [collectively,
"Instruments"] that might or would require units to be issued, including but not limited to the creation and issue of [as well as adjustments to] securities, warrants, debentures or other
instruments convertible into units; at any time and upon such terms and conditions and for such purposes and to such persons as the manager may in its absolute discretion deem fit; and [b] to issue units in pursuance of any instruments made or granted by the Manager while this resolution is in force [notwithstanding that the authority conferred by this resolution may have ceased to be in force at the time such units are issued] provided that: [1] the aggregate number of units to be issued pursuant to this resolution
[including units to be issued in pursuance of instruments made or granted pursuant to this resolution]: [a] [until 31 DEC 2010 or such later date as may be determined by Singapore Exchange
Securities Trading Limited [the "SGX-ST"]] by way of
renounceable rights issues on a pro rata basis [such
renounceable rights issues as authorised by this sub-paragraph
1[a], "renounceable rights issues"] to holders of units
["unitholders"] shall not exceed 100% of the total number of issued units [excluding treasury units, if any] [as calculated in accordance with sub-paragraph [3] below]; and by way of unit issues other than renounceable rights issues ["other unit issues"] shall not exceed fifty per cent [50%] of the total number of issued units
[excluding treasury units, if any] [as calculated in accordance with sub-paragraph [3] below], of which the aggregate number of units to be issued other than on a pro rata basis to unitholders does not exceed twenty per cent [20%] of the total number of issued units
[excluding treasury units, if any] [as calculated in accordance with sub-paragraph [3] below]; the units to be issued under the
renounceable Rights Issues and Other Unit Issues shall not, in aggregate, exceed [100%] of the total number of issued units
[excluding treasury units, if any] [as calculated in accordance with sub-paragraph [3] below]; subject to such manner of calculation as may be prescribed by the SGX-ST for the purpose of determining the aggregate number of units that may be issued under sub-
paragraphs [1] and [2] above, the total number of issued units
[excluding treasury units, if any] shall be based on the number of issued units [excluding treasury units, if any] at the time this
		Management	For	For

resolution is passed, after adjusting for: a) any new units arising from the conversion or exercise of any instruments which are outstanding at the time this resolution is passed; and b) any subsequent bonus issue, consolidation or subdivision of units; in exercising the authority conferred by this resolution, the manager shall comply with the provisions of the listing manual of the SGX-
ST for the time being in force [unless such compliance has been waived by the SGX-ST] and the trust deed constituting
MapletreeLog [as amended] [the "Trust Deed"] for the time being in force [unless otherwise exempted or waived by the monetary authority of Singapore]; unless revoked or varied by MapletreeLog in a general meeting, regulations to be held, whichever is earlier where the terms of the issue of the instruments provide for
adjustment to the number of instruments in the event of rights, bonus or other capitalisation issues or any other events, the manager may issue additional instruments notwithstanding that the general mandate may have ceased to be in force at the time the instruments or units are issued; and to complete and do all such acts and things [including executing all such documents as may be required] as the manager or, as the case may be, the
trustee may consider expedient or necessary or in the interest of
MapletreeLog to give effect to the authority conferred by this resolution; [authority expires the earlier of the conclusion of the next AGM of MapletreeLog or the date by which the next AGM of
apletreeLog is required by applicable

4	To transact any other business	Non-Voting

RIO TINTO LTD
Security	Q81437107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Apr-2010
ISIN	AU000000RIO1	Agenda		702293868 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the Company's financial report and the reports of the Directors and the Auditors for the YE 31 DEC 2009	Management	For	For
2	Approve the remuneration report for the YE 31 DEC 2009 as specified	Management	For	For
3	Election of Robert Brown as a Director	Management	For	For
4	Election of Ann Godbehere as a Director	Management	For	For
5	Election of Sam Walsh as a Director	Management	For	For
6	Re-elect Guy Elliott as a Director	Management	For	For
7	Re-elect Michael Fitzpatrick as a Director	Management	For	For
8	Re-elect Lord Kerr as a Director	Management	For	For
9
Re-appoint PricewaterhouseCoopers LLP as the Auditors of Rio
Tinto plc to hold office until the conclusion of the next AGM at which accounts are laid before Rio Tinto plc and authorize the
Audit committee to determine the Auditors' remuneration
		Management	For	For
S.10
Grant authority to buybacks by Rio Tinto Limited of fully paid ordinary shares in Rio Tinto Limited  Ordinary Shares  in the period following this approval until  and including  the date of the
Rio Tinto Limited 2011 AGM or 21 APR 2011  whichever is the
later : (a) under one or more off-market buyback tender schemes in accordance with the terms as specified; and (b) pursuant to on-
market buybacks by Rio Tinto Limited in accordance with the
Listing Rules of the Australian Securities Exchange, but only to the extent that the number of Ordinary Shares bought back
pursuant to the authority in this resolution, whether under any
Buyback Tenders or pursuant to any on-market buybacks, does
not in that period exceed 43.5 million Ordinary Shares
		Management	For	For
S.11
Grant authority to buybacks by Rio Tinto Limited of Ordinary
Shares from Tinto Holdings Australia Pty Limited  THA  in the period following this approval until  and including  the date of the
Rio Tinto Limited 2011 AGM or 21 APR 2011  whichever is the
later  upon the terms and subject to the conditions set out in the draft buyback agreement between Rio Tinto Limited and THA
entitled 2010 RTL-THA Agreement , as specified
		Management	For	For

REAL GOLD MINING LTD
Security	G74099105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Apr-2010
ISIN	KYG740991057	Agenda		702297765 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR" OR "AGAINST"-ONLY FOR THE BELOW RESOLUTIONS. THANK YOU.	Non-Voting
1	Adopt the audited financial statements for the YE 31 DEC 2009 and the reports of the Directors of the Company and the Auditors of the Company	Management	For	For
2	Re-elect Mr. Qiu Haicheng as an Executive Director	Management	For	For
3	Re-elect Mr. Ma Wenxue as an Executive Director	Management	For	For
4	Re-elect Mr. Cui Jie as an Executive Director	Management	For	For
5	Re-elect Mr. Yang Yicheng as an Independent Non-Executive Director	Management	For	For
6	Authorize the Board of Directors to fix the Directors' remuneration for the YE 31 DEC 2010	Management	For	For
7	Re-appoint Deloitte Touche Tohmatsu as the Auditors of the Company and authorize the Board to fix their remuneration	Management	For	For
8
Authorize the Directors to allot, issue and deal with additional shares in the capital of the Company or securities convertible into shares or options, warrants or similar rights to subscribe for shares and make or grant offers, agreements and options during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the issued share capital of the Company,
otherwise than pursuant to i) a rights issue; or ii) the exercise of subscription or conversion rights attached to any warrants or securities; or iii) the exercise of options or similar arrangement; or
iv) any scrip dividend or similar arrangement;  Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM is to be held by the Articles of Association of the Company or by law of Cayman Islands
		Management	For	For
9
Authorize the Directors of the Company to repurchase shares of the Company during the relevant period, on The Stock Exchange of Hong Kong Limited or any other stock exchange on which the shares of the Company have been or may be listed and
recognized by the Securities and Futures Commission under the
Hong Kong Code on share repurchases for such purposes,
subject to and in accordance with all applicable laws and
regulations, at such price as the Directors may at their discretion determine in accordance with all applicable laws and regulations, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company;  Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM is to be held by the Articles of Association of the Company or by law of Cayman Islands
		Management	For	For
10
Approve to extend the general mandate granted to the Directors of the Company to allot shares and to make or grant offers,
agreements and options pursuant to Resolution 8, by an amount representing the aggregate nominal amount of the share capital repurchased by the Company pursuant to Resolution 9, provided that such amount does not exceed 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution
		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

BANK OF EAST ASIA LTD, HONG KONG
Security	Y06942109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Apr-2010
ISIN	HK0023000190	Agenda		702298236 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR" OR "AGAINST" FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Adopt the audited accounts and the report of the Directors and the Independent Auditor's report for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend of HKD 0.48 per share with scrip option for the YE 31 DEC 2009	Management	For	For
3.a	Re-elect Dr. The Hon. Sir David Li Kwok-po as a Director	Management	For	For
3.b	Re-elect Dr. Allan WONG Chi-yun as a Director	Management	For	For
3.c	Re-elect Mr. Aubrey Li Kwok-sing as a Director	Management	For	For
3.d	Re-elect Mr. Winston LO Yau-lai as a Director	Management	For	For
3.e	Re-elect Tan Sri Dr. KHOO Kay-peng as a Director	Management	For	For
3.f	Re-elect Mr. Stephen Charles Li Kwok-sze as a Director	Management	For	For
4	Re-appoint KPMG as the Auditors of the Bank and authorize the Directors to fix their remuneration	Management	For	For
5
Approve to increase the authorized capital of the Bank from HKD
6,500,000,000 divided into 2,600,000,000 ordinary shares of HKD
2.50 each and USD 500,000,000 divided into 500,000 Substitute
Preference Shares of USD 1,000 each to HKD 10,000,000,000
divided into 4,000,000,000 ordinary shares of HKD 2.50 each and
USD 500,000,000 divided into 500,000 Substitute Preference
Shares of USD 1,000 each by the creation of an additional
1,400,000,000 ordinary shares of HKD 2.50 each
		Management	For	For
6
Authorize the Directors, to allot, issue and dispose of additional shares of the Bank and make or grant offers, agreements, options or warrants during and after the relevant period, not exceeding
10% of the aggregate nominal amount of the issued share capital of the Bank as at the date of this Resolution, other than pursuant to: i) a rights issue; ii) the exercise of any share option scheme or similar arrangement adopted for the grant or issue to the
employees of the Bank and its subsidiaries of shares or rights to acquire shares of the Bank; iii) any scrip dividend or similar arrangement in accordance with the Articles of Association of the
Bank;  Authority expires the earlier of the conclusion of the next
AGM of the Bank or the expiration of the period with in which the next AGM of the Bank is required by law to be held
		Management	For	For
7
Authorize the Directors, to repurchase ordinary shares of HKD
2.50 each in the capital of the Bank during the relevant period, in accordance with all applicable laws and regulations of the Rules
Governing the Listing of Securities on The Stock Exchange of
Hong Kong Limited or any other stock exchange as amended from time to time, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Bank;  Authority expires the earlier of the conclusion of the next AGM of the Bank or the expiration of the period with in which the next AGM of the Bank is required by law to be held
		Management	For	For
8
Approve, conditional on the passing of Resolutions 6 and 7  as specified , to extend the general mandate granted to the Directors to allot shares pursuant to Resolution 6, by adding to the
aggregate nominal amount of the share capital which may be
allotted or agreed to be allotted by the Directors pursuant to such general mandate an amount representing the aggregate nominal amount of the share capital of the Bank repurchased by the Bank pursuant to Resolution 7  as specified
		Management	For	For

CALTEX AUSTRALIA LTD
Security	Q19884107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Apr-2010
ISIN	AU000000CTX1	Agenda		702305144 - Management
Item	Proposal	Type	Vote	For/Against Management
-
VOTING EXCLUSIONS APPLY TO THIS MEETING FOR
PROPOSAL 6 AND VOTES CAST BY ANY-INDIVIDUAL OR
RELATED PARTY WHO BENEFIT FROM THE PASSING OF
THE PROPOSAL/S-WILL BE DISREGARDED. HENCE, IF YOU
HAVE OBTAINED BENEFIT OR DO EXPECT TO-OBTAIN
FUTURE BENEFIT YOU SHOULD NOT VOTE (OR VOTE
"ABSTAIN") FOR THE-RELEVANT PROPOSAL ITEMS.
Non-Voting
1	The Chairman will present an operational excellence moment to the meeting	Non-Voting
2	The Chairman and the Managing Director & CEO will make presentations to-shareholders	Non-Voting
3
The Chairman will discuss key issues raised by shareholders prior to the-meeting and will invite questions and comments from
shareholders on these key-issues and any other matters that
shareholders would like to raise at the-meeting
Non-Voting
4	The financial report, the Directors' report and the Auditor's report for-Caltex Australia Limited and the Caltex Australia Group for the YE 31 DEC-2009 will be laid before the meeting	Non-Voting
5	Adopt the remuneration report which forms part of the Directors' report for Caltex and the Caltex Australia Group for the YE 31 DEC 2009	Management	For	For
6
Approve an increase of AUD 400,000 in the total remuneration pool available for the Board fees paid to Non-Executive Directors of Caltex from AUD 1,600,000 to AUD 2,000,000  inclusive of
statutory entitlements  with effect from 01 MAY 2010
		Management	For	For
7.a	Re-elect Mr. Brant Fish as a Director, in accordance with and on the terms specified in the Company's Constitution	Management	For	For
7.b	Re-elect Mr. John Thorn as a Director, in accordance with and on the terms specified in the Company's Constitution	Management	For	For
7.c	Elect Mr. Robert Otteson as a Director, in accordance with and on the terms	Management	For	For

SEMBCORP INDS LTD
Security	Y79711159	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Apr-2010
ISIN	SG1R50925390	Agenda		702313038 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the Directors' report and audited accounts for the YE 31 DEC 2009 and the Auditors' report thereon	Management	For	For
2	Declare a final ordinary tax exempt 1-tier dividend of 15 cents per ordinary share for the YE 31 DEC 2009	Management	For	For
3	Re-elect Goh Geok Ling as a Director, who retires by rotation pursuant to Article 93 of the Company's Articles of Association	Management	For	For
4	Re-elect Evert Henkes as a Director, who retires by rotation pursuant to Article 93 of the Company's Articles of Association	Management	For	For
5	Re-elect Ang Kong Hua as a Director retiring pursuant to Article 99 of the Company's Articles of Association	Management	For	For
6
Re-appoint Richard Hale, OBE ( Independent Chairman of audit committee) as a Director, who retires under Section 153(6) of the
Companies Act, Chapter 50 of Singapore, to hold office from the date of this AGM until the next AGM
		Management	For	For
7	Approve the Directors' fees of SGD 802,000 for the YE 31 DEC 2009	Management	For	For
8	Re-appoint KPMG LLP as the Auditors of the Company and authorize the Directors to fix their remuneration	Management	For	For
9
Authorize the Directors to issue shares in the capital of the
Company, whether by way of  rights, bonus or otherwise; and / or to make or grant offers, agreements or options that might or would require shares to be issued, including but not limited to the creation and issue of warrants, debentures or other instruments convertible into shares, at any time and upon such terms and conditions and for such purposes and to such persons as the
Directors may, in their absolute discretion, deem fit; and issue shares in pursuance of any instrument made or granted by  the
Directors while this resolution was in force; provided that the aggregate number of shares to be issued pursuant to this
resolution by way of renounceable rights issues on a pro rata basis to shareholders of the Company CONTD.
		Management	For	For
-
CONTD. shall not exceed 100% of the total number of issued
shares in the-capital of the Company excluding treasury shares;
and otherwise than by way-of renounceable rights issues shall not exceed 50% of the total number of-issued shares in the capital of the Company excluding treasury shares, of-which the aggregate number of shares to be issued other than on a pro rata-basis to shareholders of the Company shall not exceed 5% of the total number-of issued shares in the capital of the Company excluding treasury shares; the-renounceable rights issues and other share issues shall not, in aggregate,-exceed 100% of the total number of issued shares in the capital of the-Company excluding treasury shares; and for the purpose of determining the-aggregate number of shares that may be issued, CONTD.
Non-Voting
-
CONTD. the percentage of issued shares shall be based on the total  number of-issued shares in the capital of the Company excluding treasury shares at the-time this resolution is passed, after adjusting for: i) new shares arising-from the conversion or exercise of any convertible securities or share-options or vesting of share awards which are outstanding  or subsisting at-the time this resolution is passed; and ii) any subsequent bonus issue or-
consolidation or subdivision of shares; that in exercising the authority-conferred by this Resolution, the Company shall comply with the provisions of-the Listing Manual of the SGX-ST for the time  being in force and the-Articles of Association for the time being of the Company;  Authority expires-the earlier of the
conclusion of the next AGM of the Company or the date by-which the next AGM of the Company is required by law to be held
Non-Voting
-	Transact any other business	Non-Voting

HONG KONG EXCHANGES AND CLEARING LTD
Security	Y3506N139	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Apr-2010
ISIN	HK0388045442	Agenda		702323142 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	Receive the Audited Accounts for the YE 31 December 2009 together with the Reports of the Directors and the Auditor thereon	Management	For	For
2	Declare a final dividend of HKD 2.09 per share	Management	For	For
3.a	Election of Mr. John Estmond Strickland as a Director	Management	For	For
3.b	Election of Mr. WONG Sai Hung, Oscar as a Director	Management	For	For
4	Re-appoint PricewaterhouseCoopers as the Auditor of HKEx and authorize the Directors to fix their remuneration	Management	For	For
5
Authorize the Directors of HKEx to exercise during the Relevant
Period  as hereinafter defined  to repurchase shares of HKEx on the Stock Exchange or on any other stock exchange on which the shares of HKEx may be listed and which is recognised by the
Securities and Futures Commission and the Stock Exchange for
this purpose, subject to and in accordance with all applicable laws and/or the requirements of the Rules Governing the Listing of
Securities on The Stock Exchange of Hong Kong Limited or of any
other stock exchange as amended from time to time, provided that the aggregate nominal amount of shares so purchased shall not exceed 10% of the .Contd
		Management	For	For
-
.Contd aggregate nominal amount of the share capital of HKEx in issue at the-date of the passing of this Resolution, and the said mandate shall be limited-accordingly;  Authority expires the earlier of the conclusion of the next AGM-of the HKEx or the expiration of the period within which the next AGM of the-HKEx is required By
Law to be held
Non-Voting
6.A
Approve to determine, the remuneration of HKD 500,000 and HKD
350,000 respectively be payable to the Chairman and each of the other Non-Executive Directors of HKEx for the period from the conclusion of each AGM of HKEx to the conclusion of the AGM of
HKEx to be held in the immediately following year, provided that such remuneration be payable in proportion to the period of
service in the case of a Director who has not served the entire period
		Management	For	For
6.B
Approve to determine, in addition to the remuneration of HKD
50,000, an attendance fee of HKD 2,500 per meeting be payable to the Chairman and every member  excluding executive Director of the Executive Committee, Audit Committee, Remuneration
Committee and Investment Advisory Committee of HKEx for the
period from the conclusion of each AGM of HKEx to the
conclusion of the AGM of HKEx to be held in the immediately
following year, provided that such remuneration be payable in proportion to the period of service in the case of a committee member who has not served the entire period
		Management	For	For
S.7
Amend the Articles 90(1), 90(1A), 90(2)Article 93, 102, 108(1),
139(3), 142(1), 146, 157 of the Articles of Association of HKEx be
deleted in their entirety and replaced by the following: as
specified, subject to the written approval of the Securities and
Futures Commission pursuant to Section 67 of the Securities and
Futures Ordinance, the Articles of Association of HKEx
		Management	For	For

SEMBCORP INDS LTD
Security	Y79711159	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	22-Apr-2010
ISIN	SG1R50925390	Agenda		702333270 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Authorize the Company, for the purposes of Chapter 9 of the
Listing Manual [Chapter 9] of the Singapore Exchange Securities
Trading Limited [the SGX-ST], and its subsidiaries and associated companies that are entities at risk [as that term is used in Chapter
9], or any of them, to enter into any of the transactions falling within the types of interested person transactions as specified with any party who is of the class of interested persons as specified, provided that such transactions are made on normal commercial terms and in accordance with the review procedures for such
interested person transactions; [Authority expires until the conclusion of the next AGM of the Company]; and authorize the
Directors of the Company to complete and do all such acts and things [including executing all such documents as may be
required] as they may consider expedient or necessary or in the interests of the Company to give effect to the IPT Mandate and/or this Resolution
		Management	For	For
2
Authorize the Directors of the Company, for the purposes of
Sections 76C and 76E of the Companies Act, Chapter 50 of
Singapore [the Companies Act], to purchase or otherwise acquire issued ordinary shares in the capital of the Company [the Shares]
not exceeding in aggregate the Maximum Limit [as specified], at such price or prices as may be determined by the Directors from time to time up to the Maximum Price [as specified], whether by way of: [a] market purchase[s] on the SGX-ST; and/or [b] off-
market purchase[s] [if effected otherwise than on the SGX-ST] in accordance with any equal access scheme[s] as may be
determined or formulated by the Directors as they consider fit, which scheme[s] shall satisfy all the conditions prescribed by the
Companies Act, and otherwise in accordance with all other laws and regulations and rules of the SGX-ST as may for the time
being be applicable, [the Share Purchase Mandate]; [Authority expires the earlier of the date on which the next AGM of the
Company is held or the date by which the next AGM of the
Company is required by law to be held]; and to complete and do all such acts and things [including executing such documents as may be required] as they and/or he may consider expedient or necessary to give effect to the transactions contemplated and/or authorized by this Resolution
		Management	For	For
3
Authorize the SembCorp Industries Share Option Plan, the
SembCorp Industries Performance Share Plan and the SembCorp
Industries Restricted Stock Plan [together, the "Existing Share
Plans"] are terminated, provided that such termination shall be without prejudice to the rights of holders of options and awards accepted and outstanding under the Existing Share Plans as at the date of such termination; [2] a new performance share plan to be known as the "Sembcorp Industries Performance Share Plan
2010" [the "SCI PSP 2010"], the rules of which, for the purpose of identification, have been subscribed to by the Chairman of the
Meeting, under which awards ["PSP Awards"] of fully paid up
Shares, their equivalent cash value or combinations thereof will be granted, free of payment, to selected employees [including
		Management	For	For

executive Directors] of the Company, its subsidiaries and
associated companies, details of which are set out in the Circular, be and is hereby approved; [3] the Directors of the Company be and are hereby authorized: [a] to establish and administer the SCI
PSP 2010; and [b] to modify and/or alter the SCI PSP 2010 at any time and from time to time, provided that such modification and/or alteration is effected in accordance with the provisions of the SCI
PSP 2010, and to do all such acts and to enter into all such transactions and arrangements as may be necessary or expedient in order to give full effect to the SCI PSP 2010; and [4] the
Directors of the Company be and are hereby authorized to grant
PSP Awards in accordance with the provisions of the SCI PSP
2010 and to allot and issue from time to time such number of fully paid-up Shares as may be required to be delivered pursuant to the vesting of PSP Awards under the SCI PSP 2010, provided that: [a]
the aggregate number of [i] new Shares allotted and issued and/or to be allotted and issued, [ii] existing Shares [including Shares held in treasury] delivered and/or to be delivered, and [iii] Shares released and/or to be released in the form of cash in lieu of
Shares, pursuant to the SCI PSP 2010 and the SCI RSP 2010 [as defined in Resolution 4 below], shall not exceed 7% of the total number of issued Shares [excluding treasury shares] from time to time; and [b] the aggregate number of Shares under PSP Awards and RSP Awards [as defined in Resolution 4 below] to be granted pursuant to the SCI PSP 2010 and the SCI RSP 2010 respectively during the period commencing from this EGM and ending on the date of the next AGM of the Company or the date by which the next AGM of the Company is required by law to be held,
whichever is the earlier, shall not exceed 1% of the total number of issued Shares [excluding treasury shares] from time to time

4
Authorize the "Sembcorp Industries Restricted Share Plan 2010"
[the "SCI RSP 2010"], the rules of which, for the purpose of identification, have been subscribed to by the Chairman of the
Meeting, under which awards ["RSP Awards"] of fully paid-up
Shares, their equivalent cash value [where applicable] or
combinations thereof [where applicable] will be granted, free of payment, to selected employees [including executive Directors]
and non-executive Directors of the Company, its subsidiaries and associated companies, details of which are set out in the Circular, be and is hereby approved; [2] the Directors of the Company be and are hereby authorized: [a] to establish and administer the SCI
RSP 2010; and [b] to modify and/or alter the SCI RSP 2010 at any time and from time to time, provided that such modification and/or alteration is effected in accordance with the provisions of the SCI
RSP 2010, and to do all such acts and to enter into all such transactions and arrangements as may be necessary or expedient in order to give full effect to the SCI RSP 2010; and [3] the
Directors of the Company be and are hereby authorized to grant
RSP Awards in accordance with the provisions of the SCI RSP
2010 and to allot and issue from time to time such number of fully paid-up Shares as may be required to be delivered pursuant to the vesting of RSP Awards under the SCI RSP 2010, provided that:
[a] the aggregate number of [i] new Shares allotted and issued and/or to be allotted and issued, [ii] existing Shares [including
Shares held in treasury] delivered and/or to be delivered, and [iii]
Shares released and/or to be released in the form of cash in lieu of Shares, pursuant to the SCI RSP 2010 and the SCI PSP 2010, shall not exceed 7% of the total number of issued Shares
[excluding treasury shares] from time to time; and [b] the
aggregate number of Shares under RSP Awards and PSP Awards
		Management	For	For

to be granted pursuant to the SCI RSP 2010 and the SCI PSP
2010 respectively during the period commencing from this EGM and ending on the date of the next AGM of the Company or the date by which the next AGM of the Company is required by law to be held, whichever is the earlier, shall not exceed 1% of the total number of issued Shares [excluding treasury shares] from time to time

PACIFIC BASIN SHIPPING LTD
Security	G68437139	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Apr-2010
ISIN	BMG684371393	Agenda		702340491 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 672422 DUE TO SPLITTING OF-RESOLUTION 3. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED-AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1.	Receive and adopt the audited financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2009	Management	For	For
2.	Declare a final dividend for the YE 31 DEC 2009	Management	For	For
3.i	Re-elect Mr. Wang Chunlin as an Executive Director	Management	For	For
3.ii	Re-elect Mr. Richard M. Hext as a Non-Executive Director	Management	For	For
3.iii	Re-elect Mr. Patrick B. Paul as an Independent Non-Executive Director	Management	For	For
3.iv	Re-elect Mr. Alasdair G. Morrison as an Independent Non- Executive Director	Management	For	For
3.v	Authorize the Board to fix the remuneration of the Directors	Management	For	For
4.	Re-appoint Messrs. PricewaterhouseCoopers as the Auditors and authorize the Board to fix their remuneration	Management	For	For
5.
Authorize the Directors of the Company, subject to this resolution, to allot, issue or otherwise deal with new shares of USD 0.10 each in the capital of the Company or securities convertible into shares, or options, warrants or similar rights to subscribe for any shares, and to make or grant offers, agreements, options and warrants which would or might require the exercise of such powers during and after the relevant period, not exceeding 10% of the aggregate nominal amount of the share capital of the company in issue at the date of passing this resolution, provided that any shares to be allotted and issued pursuant to the approval in this resolution above shall not be issued at a discount of more than 10% to the
Benchmarked Price of the Shares and the said approval shall be limited accordingly, otherwise than pursuant to the shares issued as a result of a Rights Issue, the exercise of the subscription or conversion rights attaching to any warrants issued by the
Company or the exercise of options granted under the long term incentive scheme of the Company or any scrip dividend providing for the allotment of shares in lieu of the whole or part of a dividend on shares; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the
Companies Act 1981 of Bermuda or the Company's Bye-laws to
be held]; and the revocation or variation of the authority given under this resolution by an ordinary resolution of the shareholders in general meeting
		Management	For	For
6.
Authorize the Directors of the Company, subject to this resolution, to purchase the shares on Stock Exchange or on any other stock exchange on which the shares may be listed and recognized for this purpose by the Securities and Futures Commission of Hong
Kong and the Stock Exchange, not exceeding 10% of the
aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution and the said approval shall be limited accordingly; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Companies Act 1981 of Bermuda or the Company's Bye-
laws to be held]; and the revocation or variation of the authority given under this resolution by an ordinary resolution of the shareholders in general meeting
		Management	For	For
7.
Approve that the aggregate nominal amount of share capital
allotted or agreed conditionally or unconditionally by the Directors of the Company pursuant to the ordinary resolution passed by the shareholders at a special general meeting of the Company held on 08 JUN 2005 to satisfy the Share Awards, shall during the relevant period not exceed 2% of the aggregate nominal amount of the share capital of the Company in issue as at the beginning of each FY [being 38,576,922 shares as at 01 JAN 2010]; [Authority expires the earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which the next
AGM of the Company is required by the Companies Act 1981 of
Bermuda or the Company's Bye-laws to be held]; and the
revocation or variation of the authority given under this resolution by an ordinary resolution of the shareholders in general meeting
		Management	For	For

PT ADARO ENERGY TBK
Security	Y7087B109	Meeting Type		MIX
Ticker Symbol		Meeting Date	23-Apr-2010
ISIN	ID1000111305	Agenda		702299694 - Management
Item	Proposal	Type	Vote	For/Against Management
A.1	Approve the annual report and ratify the consolidated financial report of the Company for the year 2009	Management	For	For
A.2	Approve the profit allocation for 2009	Management	For	For
A.3	Appointment of the Public Accountant	Management	For	For
A.4	Approve to determine the honorarium or salary and other allowances for the Commissioners and Directors	Management	For	For
A.5	Receive the other report related to Company's activities	Management	For	For
E.1	Approve to change the composition of the Board of Commissioners	Management	For	For

ASM PAC TECHNOLOGY LTD
Security	G0535Q133	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	23-Apr-2010
ISIN	KYG0535Q1331	Agenda		702303099 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION NUMERS. THANK YOU.	Non-Voting
1	Receive and adopt the Audited consolidated financial statements of the Company and the reports of the Directors and the Auditor for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend of HKD 1.20 per share and a second special dividend of HKD 0.40 for the YE 31 DEC 2009	Management	For	For
3.I	Re-election of Mr. Peter Lo Tsan Yin as a Director	Management	For	For
3.II	Re-election of Mr. Robert Arnold Ruijter as a Director	Management	For	For
3.III	Re-election of Miss Orasa Livasiri as a Director	Management	For	For
3.IV	Re-election of Mr. Robert Lee Shiu Hung as a Director	Management	For	For
3.V	Authorize the Board of Directors to fix the Directors' remuneration	Management	For	For
4	Re-appointment of Deloitte Touche Tohmatsu as the Auditor and authorize the Board of Directors to fix their remuneration	Management	For	For
5
Authorize the Directors of the Company  the Directors , subject to this resolution, during the relevant period  as specified  of all the powers of the Company to repurchase its own shares on The
Stock Exchange of Hong Kong Limited  the Stock Exchange  or on
any other Stock Exchange on which the shares of the Company
may be listed and recognized by The Securities and Futures
Commission of Hong Kong  the Securities and Futures
Commission  and the Stock Exchange for this purpose, subject to and in accordance with all applicable laws and the rules and regulations of the Securities and Futures commission and the
Stock Exchange or of any other stock exchange as amended from time to time; the aggregate nominal amount of the share capital of the Company to be repurchased or agreed to be repurchased by the CONTD
		Management	For	For
-
CONTD Company pursuant to the approval in this Resolution
during the relevant-period shall not exceed 10% of the aggregate nominal amount of the issued-share capital of the Company as at the date of passing of this Resolution and-the said approval be limited accordingly;  Authority expires the earlier of-the conclusion of the next AGM of the Company or the expiration of the period-
within which the next AGM of the Company is required by the
Articles of-Association of the Company or any applicable laws to be held
Non-Voting

OIL SEARCH LTD
Security	Y64695110	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	23-Apr-2010
ISIN	PG0008579883	Agenda		702310032 - Management
Item	Proposal	Type	Vote	For/Against Management
O.1	Receive the financial statements of the Company, together with the Directors' and the Auditors' reports, for the YE 31 DEC 2009	Management	For	For
O.2	Re-elect Gerea Aopi as a Director of the Company, who retires in accordance with Clause 15.3(c) of the Company's constitution	Management	For	For
O.3	Re-elect Martin Kriewaldt as a Director of the Company, who retires in accordance with Clause 15.3(b) of the Company's Constitution	Management	For	For
O.4	Re-elect John Stitt as a Director of the Company, who retires in accordance with Clause 15.3(b) of the Company's constitution	Management	For	For
O.5	Reappoint Deloitte Touche Tohmatsu as the Auditor who retires in accordance with Sections 190 and 191 of the Company's Act 1997 and authorize the Directors to fix the fees and expenses of the Auditor	Management	For	For
S.6	Approve the issue of up to 350,000 performance rights to the Managing Director Peter Botten, pursuant to the rules and terms of issue of the Performance Rights Plan PR Plan	Management	For	For
S.7	Approve the issue of up to 75,000 Performance Rights to the Executive Director Gerea Aopi, pursuant to the rules and terms of issue of the Performance Rights Plan	Management	For	For
S.8
Approve the issue of 132,381 Restricted Shares to the Managing
Director Peter Botten, pursuant to the Restricted Shares Plan by way of a mandatory deferral of 50% of the Managing Director's short term incentive in respect of the 2009 year
		Management	For	For
S.9
Approve the issue to the Executive Director, Gerrea Aopi,
pursuant to the Restricted Shares Plan 133,240 restricted shares comprising of (a) 33,240 restricted shares by way of mandatory deferral of 50% of the executive director's short term incentive in respect of the 2009 year and (b) 100,000 restricted shares by way of a retention award
		Management	For	For
-
VOTING EXCLUSIONS APPLY TO THIS MEETING FOR
PROPOSALS S.6,S.7, S.8, S.9 AND-VOTES CAST BY ANY
INDIVIDUAL OR RELATED PARTY WHO BENEFIT FROM THE
PASSING OF-THE PROPOSAL/S WILL BE DISREGARDED.
HENCE, IF YOU HAVE OBTAINED BENEFIT OR DO-EXPECT
TO OBTAIN FUTURE BENEFIT YOU SHOULD NOT VOTE (OR
VOTE "ABSTAIN") FOR-THE RELEVANT PROPOSAL ITEMS.
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN NUMBER OF SHARES IN RESOL-UTION 9. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
THIS PRO-XY FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

KEPPEL CORPORATION LIMITED
Security	Y4722Z120	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	23-Apr-2010
ISIN	SG1U68934629	Agenda		702312377 - Management
Item	Proposal	Type	Vote	For/Against Management
1.
Approve and adopt a new restricted shares plan to be known as the KCL Restricted Share Plan [the KCL RSP], under which
awards [RSP Awards] of fully paid-up ordinary shares in the
capital of the Company [Shares], their equivalent cash or
combination thereof will be granted, free of payment, to eligible participants under the KCL RSP, as specified, with effect from the date of termination of the KCL Share Option Scheme; authorize the Directors of the Company to establish and administer the KCL
RSP; and to modify and/or later the KCL RSP at any time and
from time to time, provided that such modification and/or alteration is effected in accordance with the provisions of the KCL RSP, and to do all such acts and to enter into all such transactions and arrangements as may be necessary or expedient in order to give full effect to the KCL RSP; and such number of fully paid-up shares as may be required to be delivered pursuant to the vesting of RSP awards under the KCL RSP, provided that the total
number of new shares which may be issued or shares which may be delivered pursuant to RSP awards granted under the KCL
RSP, when added to the total number of new shares issued and issue able or existing shares delivered and deliverable in respect to all awards granted under the KCL RSP, all awards granted
under the KCL PSP [as specified in Resolution 2 below], and all shares, options or awards granted under any other share scheme of the Company then in force, shall not exceed 10% of the issued share capital of the Company [excluding treasury shares] on the day preceding the relevant date of the RSP award
		Management	For	For
2.
Approve and adopt a new Performance Share Plan to be known
as the KCL Performance Share Plan[ the KCL PSP], under which awards [PSP Awards] of fully paid-up shares, their equivalent cash value or combinations thereof will be granted, free of
payment, to eligible participants under the KCL PSP, as specified, with effect from the date of termination of the KCL Share Option
Scheme; authorize Directors of the Company to establish and
administer the KCL PSP; and to modify and/or alter the KCL PSP at any time and from time to time, provided that such modification and/or alteration is effected in accordance with the provisions of the KCL PSP, and to do all such acts and to enter into such
transactions and arrangements as may be necessary or expedient in order to give full effect to the KCL PSP; and such number of fully paid-up shares as may be required to be delivered pursuant to the vesting of PSP awards under the KCL PSP, provided that the total number of new shares which may be issued or shares which may be delivered pursuant to PSP awards granted under
the KCL PSP, when added to the total number of new shares
issued and issue able or existing shares delivered and deliverable in respect of all awards granted under the KCL PSP, all awards granted under the KCL RSP, and all shares, options or awards granted under any other share scheme of the Company then in
force, shall not exceed 10% of the issued share capital of the
Company [excluding treasury shares] on the day preceding the relevant date of the PSP award
		Management	For	For

KEPPEL LAND LTD, SINGAPORE
Security	V87778102	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	23-Apr-2010
ISIN	SG1R31002210	Agenda		702317389 - Management
Item	Proposal	Type	Vote	For/Against Management
1.
Approve and adopt, a new restricted share plan to be known as the "KLL Restricted Share Plan" (the "KLL RSP"), under which awards ("RSP Awards") of fully paid-up ordinary shares in the capital of the Company ("Shares"), their equivalent cash value or combinations thereof will be granted, free of payment, to eligible participants under the KLL RSP, summary details of which are set out in the Circular to Shareholders dated 25 MAR 2010 (the
"Circular"), with effect from the date of termination of the KLL
Share Option Scheme; authorize the Directors of the Company:
(a) to establish and administer the KLL RSP; and (b) to modify and/or alter the KLL RSP at any time and from time to time,
provided that such modification and/or alteration is effected in accordance with the provisions of the KLL RSP, and to do all such acts and to enter into all such transactions and arrangements as may be necessary or expedient in order to give full effect to the
KLL RSP; and to grant RSP Awards in accordance with the
provisions of the KLL RSP and to allot and issue from time to time such number of fully paid-up Shares as may be required to be delivered pursuant to the vesting of RSP Awards under the KLL
RSP, provided that the total number of new Shares which may be issued or Shares which may be delivered pursuant to RSP
Awards granted under the KLL RSP, when added to the total
number of new Shares issued and issuable or existing Shares
delivered and deliverable in respect of all awards granted under the KLL RSP, all awards granted under the KLL PSP (as defined in Ordinary Resolution 2 below), and all Shares, options or awards granted under any other share scheme of the Company then in
force, shall not exceed 10% of the issued share capital of the
Company (excluding treasury shares) on the day preceding the relevant date of the RSP Award
		Management	For	For
2.
Approve and adopt, a new performance share plan to be known
as the "KLL Performance Share Plan" (the "KLL PSP"), under
which awards ("PSP Awards") of fully paid-up Shares, their
equivalent cash value or combinations thereof will be granted, free of payment, to eligible participants under the KLL PSP, summary details of which are set out in the Circular, with effect from the date of termination of the KLL Share Option Scheme; authorize the Directors of the Company: (a) to establish and administer the
KLL PSP; and (b) to modify and/or alter the KLL PSP at any time and from time to time, provided that such modification and/or alteration is effected in accordance with the provisions of the KLL
PSP, and to do all such acts and to enter into such transactions and arrangements as may be necessary or expedient in order to give full effect to the KLL PSP; and to grant PSP Awards in
accordance with the provisions of the KLL PSP and to allot and issue from time to time such number of fully paid-up Shares as may be required to be delivered pursuant to the vesting of PSP
Awards under the KLL PSP, provided that the total number of new
Shares which may be issued or Shares which may be delivered
pursuant to PSP Awards granted under the KLL PSP, when added
		Management	For	For

to the total number of new Shares issued and issuable or existing
Shares delivered and deliverable in respect of all awards granted under the KLL PSP, all awards granted under the KLL RSP, and all Shares, options or awards granted under any other share
scheme of the Company then in force, shall not exceed 10% of the issued share capital of the Company (excluding treasury
shares) on the day preceding the relevant date of the PSP Award

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN THE TEXT OF RESOLUTION. I-F YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM UN-LESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

KEPPEL CORPORATION LIMITED
Security	Y4722Z120	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	23-Apr-2010
ISIN	SG1U68934629	Agenda		702319713 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive and adopt the Directors' report and audited financial statements for the YE 31 DEC 2009	Management	For	For
2.	Declare the final tax-exempt [one-tier] dividend of 23 cents per share for the YE 31 DEC 2009	Management	For	For
3.
Re-election of Mr Lim Hock San as a Director, each of whom will retire pursuant to Article 81B of the Company's Articles of
Association and who, being eligible, offer themselves for re-
election pursuant to Article 81C
		Management	For	For
4.
Re-election of Mrs Oon Kum Loon as a Director, each of whom
will retire pursuant to Article 81B of the Company's Articles of
Association and who, being eligible, offer themselves for re-
election pursuant to Article 81C
		Management	For	For
5.
Re-election of Dr. Lee Boon Yang as a Director, each of whom, being appointed by the board of Directors after the last AGM, will retire in accordance with Article 81A(1) of the Company's Articles of Association
		Management	For	For
6.
Re-election of Mr. Alvin Yeo Khirn Hai as a Director, each of whom, being appointed by the board of Directors after the last
AGM, will retire in accordance with Article 81A(1) of the
Company's Articles of Association
		Management	For	For
7.
Re-election of Mr. Tong Chong Heong as a Director, each of
whom, being appointed by the board of Directors after the last
AGM, will retire in accordance with Article 81A(1) of the
Company's Articles of Association
		Management	For	For
8.
Re-election of Mr. Sven Bang Ullring as a Director, who, being over the age of 70 years, at the conclusion of this AGM, and who, being eligible, offers himself for re-election pursuant to Section
153(6) of the Companies Act [Cap. 50] to hold office until the conclusion of the next AGM of the Company
		Management	For	For
9.
Approve the ordinary remuneration of the Non-Executive Directors of the Company for the FYE 31 DEC 2009, comprising the
following: 1) the payment of Directors' fees of an aggregate amount of SGD1,144,095 in cash; and 2) a) the award of an
aggregate number of 30,000 existing ordinary shares in the capital of the Company [the Remuneration Shares] to Dr Lee Boon Yang,
Mr Lim Chee Onn, Mr Lim Hock San, Mr Sven Bang Ullring, Mr
Tony Chew Leong-Chee, Mrs Oon Kum Loon, Mr Tow Heng Tan,
Mr Alvin Yeo Khirn Hai, Tsao Yuan Mrs Lee Soo Ann and Mr Yeo
Wee Kiong, as payment in part of their respective remuneration for the FYE 31 DEC 2009 as specified; authorize the Directors of the Company to instruct a third party agency to purchase from the market 30,000 existing shares at such price as the Directors of the
Company may deem fit and deliver the Remuneration Shares to
each Non-Executive Director in the manner as specified in 2) a);
and c) any Director of the Company or the Company Secretary be
authorized to do all things necessary or desirable to give effect to this resolution
		Management	For	For
10.	Approve the payment of the sum of SGD 250,000 as special remuneration to Mr Lim Chee Onn, for the period 01 JAN 2009 to 30 JUN 2009	Management	For	For
11.	Approve the award of an additional 4,500 Remuneration Shares to Dr. Lee Boon Yang as payment in part of his Director's remuneration for the FYE 31 DEC 2009	Management	For	For
12.	Re-appoint the Auditors and authorize the Directors of the Company to fix their remuneration	Management	For	For
13.
Authorize the Directors of the company, pursuant to Section 161 of the Companies Act, Cap. 50 of Singapore [the Companies Act]
and Article 48A of the Company's Articles of Association,: 1) a)
issue shares in the capital of the Company [Shares], whether by way of rights, bonus or otherwise, and including any capitalization pursuant to Article 124 of the Company's Articles of Association of
any sum for the time being standing to the credit of any of the
Company's reserve accounts or any sum standing to the credit of the profit and loss account or otherwise available for distribution;
and/or b) make or grant offers, agreements or options that might or would require Shares to be issued [including but not limited to the creation and issue of [as well as adjustments to] warrants, debentures or other instruments convertible into Shares]
[collectively Instruments], at any time and upon such terms and conditions and for such purposes and to such persons as the
Directors may in their absolute discretion deem fit; and 2)
[notwithstanding that the authority so conferred by this resolution may have ceased to be in force] issue Shares in pursuance of any
Instrument made or granted by the Directors of the Company
while the authority was in force; provided that: i) the aggregate number of Shares to be issued pursuant to this resolution
[including Shares to be issued in pursuance of Instruments made or granted pursuant to this resolution and any adjustment effected under any relevant Instrument]: a) [until 31 DEC 2010 or such later date as may be determined by Singapore Exchange
Securities Trading Limited [SGX-ST] by way of renounce able
rights issues on a pro- rate basis to shareholders of the Company
[Renounceable Rights Issues] shall not exceed 100% of the total number of issued Shares [excluding treasury Shares] [as
calculated in accordance with sub-paragraph (iii) ]; and b)
otherwise than by way of Renounceable Rights Issues [Other
Share Issues] shall not exceed 50% of the total number of issued
Shares [excluding treasury Shares] [as calculated in accordance with sub-paragraph (iii], of which the aggregate number of Shares to be issued other than on a pro rate basis to shareholders of the
Company shall not exceed 5% of the total number of issued
Shares [excluding treasury Shares] [as calculated in accordance with sub-paragraph (iii)]; ii) the Shares to be issued under the
Renounceable Rights Issues and Other Share Issues shall not, in aggregate, exceed 100% of the total number of issued Shares
[excluding treasury Shares] [as calculated in accordance with sub-
paragraph (iii)]; iii) [subject to such manner of calculation as may be prescribed by the SGX-ST] for the purpose of determining the aggregate number of Shares that may be issued under sub-
paragraphs (i)(a) and (i)(b) as specified, the percentage of issued
Shares shall be calculated based on the total number of issued
Shares [excluding treasury Shares] at the time this resolution is passed, after adjusting for: a) new Shares arising from the
conversion or exercise of convertible securities or share options or vesting of share awards which are outstanding or subsisting as at the time this resolution is passed; and b) any subsequent bonus issue, consolidation or sub-division of Shares; iv) in exercising the authority conferred by this resolution, the Company shall comply
		Management	For	For

with the provisions of the Companies Act, the Listing Manual of the SGX-ST for the time being in force [unless such compliance has been waived by the SGX-ST] and the Articles of Association for the time being of the Company; and v) [authority expires the earlier of this resolution shall continue in force until the conclusion of the next AGM of the Company or the date by which the next
AGM is required by law to be held]

14
Authorize the Directors of the Company, for the purposes of the
Companies Act, of all the powers of the Company to purchase or otherwise acquire Shares not exceeding in aggregate the
Maximum Limit [as hereafter defined], at such price(s) as may be determined by the Directors of the Company from time to time up to the Maximum Price [as hereafter defined, whether by way of: a)
market purchase(s) [each a Market Purchase] on the SGX-ST;
and/or b) off-market purchase(s) [each an Off-Market Purchase] in accordance with any equal access scheme(s) as may be
determined or formulated by the Directors of the Company as they consider fit, which scheme(s) shall satisfy all the conditions prescribed by the Companies Act; and otherwise in accordance with all other laws and regulations, including but not limited to, the provisions of the Companies Act and listing rules of the SGX-ST as may for the time being be applicable, be and is hereby
authorized and approved generally and unconditionally [the Share
Purchase Mandate]; 2) authorize the Directors of the Company pursuant to the Share Purchase Mandate may be exercised by the
Directors at any time and from time to time during the period commencing from the date of the passing of this Resolution and
[authority expires the earlier of the date on which the next AGM of the Company is held or is required by law to be held]; or b) the date on which the purchases or acquisitions of Shares by the
Company pursuant to the Share Purchase Mandate are carried
out to the full extent mandated the Directors of the Company and/or any of them be and are hereby authorized to complete and do all such acts and things [including without limitation, executing such documents as may be required] as they and/or he may
consider necessary, expedient, incidental or in the interests of the
Company to give effect to the transactions contemplated and/or authorized by this resolution
		Management	For	For
15.
Approve the Chapter 9 of the Listing Manual of the SGX-ST, for
the Company, its subsidiaries and target associated companies
[as defined in Appendix 2 to this Notice of AGM [Appendix 2]], or any of them, to enter into any of the transactions falling within the types of Interested Person Transactions described in Appendix 2, with any person who falls within the classes of Interested Persons described in Appendix 2, provided that such transactions are made on normal commercial terms and in accordance with the
review procedures for Interested Person Transactions as set out in Appendix 2 [the IPT Mandate]; 2) the IPT Mandate shall,
[authority expires the earlier of this resolution shall continue in force until the date that the next AGM is held or is required by law to be held]; 3) the Audit Committee of the Company be and is hereby authorized to take such action as it deems proper in
respect of such procedures and/or to modify or implement such procedures as may be necessary to take into consideration any amendment to Chapter 9 of the Listing Manual of the SGX-ST
which may be prescribed by the SGX-ST from time to time; and 4)
authorize the Directors of the Company to complete and do all such acts and things [including, without limitation, executing such documents as may be required] as they and/or he may consider necessary, expedient, incidental or in the interests of the
Company to give effect to the IPT Mandate and/or this resolution
		Management	For	For
	Transact such other business	Non-Voting

KEPPEL LAND LTD, SINGAPORE
Security	V87778102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	23-Apr-2010
ISIN	SG1R31002210	Agenda		702325994 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the Directors' report and Audited accounts FYE 31 DEC 2009	Management	For	For
2	Declare a final dividend of 8 cents per share FYE 31 DEC 2009 to which the dividend Reinvestment Scheme shall apply	Management	For	For
3	Re-elect Mr. Kevin Wong Kingcheung as a Director, who retires pursuant to Article 94 or Article 100 of the Company's Articles of Association	Management	For	For
4	Re-elect Mr. Edward Lee Kwong Foo as a Director, who retires pursuant to Article 94 or Article 100 of the Company's Articles of Association	Management	For	For
5	Re-elect Mrs. Koh-Lim Wen Gin as a Director, who will retire pursuant to Article 94 or Article 100 of the Company's Articles of Association	Management	For	For
6	Approve the Directors' fees of SGD 667,000 FYE 31 DEC 2009	Management	For	For
7	Re-appoint Messrs Ernst & Young as the Auditors, and authorize the Directors to fix their remuneration	Management	For	For
8
Authorize the Directors of the Company, pursuant to Section 161 of the Companies Act, Chapter 50 of Singapore [the Companies
Act] and Article 8(B) of the Company's Articles of Association, to:
a) issue shares in the capital of the Company ("shares"), whether by way of rights, bonus or otherwise, and including any
capitalization pursuant to Article 136 and/or Article 136A of the
Company's Articles of Association of any sum for the time being standing to the credit of any of the Company's reserve accounts or any sum standing to the credit of the profit and loss account or otherwise available for distribution; and/or to make or grant offers, agreements or options that might or would require Shares to be issued (including but not limited to the creation and issue of (as well as adjustments to)warrants, debentures or other instruments convertible into Shares)(collectively Instruments), at any time and upon such terms and conditions and for such purposes and to
such persons as the Directors may in their absolute discretion deem fit; and (notwithstanding that the authority so conferred by this Resolution, may have ceased to be in force) issue Shares in pursuance of any instrument made or granted by the Directors of the Company while the authority was in force; provided that: the aggregate number of shares to be issued pursuant to this
Resolution (including Shares to be issued in pursuance of
instruments made or granted pursuant to this Resolution and any adjustment effected under any relevant Instrument); (until 31 DEC
2010 or such later date as may be determined by Singapore
Exchange Securities Trading Limited("SGX-ST")) by way of
renounceable rights issues on a pro rata basis to shareholders of the Company ("Renounceable Rights Issues") shall not exceed
100% of the total number of issued Shares (excluding treasury
Shares)(as calculated in accordance with this resolution);
otherwise than by way of Renounceable Rights Issues(("Other
Shares Issues") shall not exceed 50% of the total number of
Issued Shares (excluding treasury shares )(as calculated in
accordance with this resolution) of which the aggregate number of
		Management	For	For

Shares to be issued other then on a pro rata basis to shareholders of the Company shall not exceed 20% of the total number of
issued Shares(excluding treasury Shares) (as calculated in
accordance with this resolution); b) the shares to be issued under the Renounce able Rights Issues and Other Share Issues shall not ,in aggregate exceed 100% of the total number of issued
Shares (excluding treasury Shares) (as calculated in this
resolution); c) (subject to such manner of calculation as may be prescribed by the SGX-ST) for the purpose of determining the aggregate number of Shares that may be issued under this
resolution, the percentage of issued Shares shall be calculated based on the total number of Shares (excluding treasury Shares)
at the time this Resolution is passed, after adjusting for: new
Shares arising from the conversion or exercise of convertible securities or share options or vesting of share awards which are outstanding or subsisting as at the time this Resolution is passed;
and any subsequent bonus issue, consolidation or sub-division of
Shares; in exercising the authority granted under this Resolution, the Company shall comply with the provisions of the Companies
Act, the Listing Manual of the SGX-ST for the time being in force
(unless such compliance has been waived by the SGX-ST) and
the Articles of Association for the time being of the Company;
(unless revoked or varied by the Company in general meeting) the authority conferred by this Resolution shall continue in force until the conclusion of the next annual general meeting of the Company or the date by which the next AGM is required by law to be held, whichever is the earlier

9
Authorize the Directors, subject to and pursuant to the share issue mandate in Resolution 8 being obtained, to fix the issue price for new Shares that may be issued other than on a pro rata basis to shareholders of the Company at an issue price per new Share
which shall be determined by the Directors in their absolute discretion provided that such price shall not represent more than a
20%, discount for new Shares to the weighted average price per
Share determined in accordance with the requirements of the
SGX-ST, until 31 DEC 2010 or such later date as may be
determined by the SGX-ST
		Management	For	For
10
Authorize the Directors of the Company, for the purposes of, in connection with or where contemplated by the Dividend
Reinvestment Scheme to: allot and issue from time to time, such number of Shares in the capital of the Company, and/or
notwithstanding that the authority conferred by this Resolution may have ceased to be in force, allot and issue such number of
Shares in the capital of the Company pursuant to the application of the Dividend Reinvestment scheme to any dividend which was approved while the conferred by this Resolution was in force, at any time and upon such terms and conditions and to or with such persons as the Directors of the Company may, in their absolute discretion, deem fit
		Management	For	For
11
Authorize the Directors of the Company, for the purposes of the
Companies Act, to purchase or otherwise acquire issued ordinary
Shares fully paid in the capital of the Company not exceeding in aggregate the maximum Limit (as hereafter defined), at such
price(s) as may be determined by the Directors of the Company from time to time up to the Maximum Price (as hereafter defined), whether by way of: (a) market purchase(s) each a "Market
Purchase") on the SGX-ST; and/or (b) off-market purchase(s)
(each an "Off-Market Purchases") in accordance with any equal access scheme(s) as may be determined or formulated by the
Directors as they consider fit, which scheme(s) shall satisfy all the conditions prescribed by the Companies Act; and otherwise in
		Management	For	For

accordance with all other laws and regulations, including but not limited to, the provisions of the Companies Act and listing riles of the SGX-ST as may for the time being be applicable, be and is hereby authorized and approved generally and unconditionally
(the "Share Purchase Mandate"); unless varied or revoked by the members of the Company in a general meeting; the authority
conferred on the Directors of the Company pursuant to the Share
Purchase Mandate may be exercised by the Directors of the
Company at any time and from time to time during the period
commencing from the date of the passing of this Ordinary
Resolution and expiring on the earlier of: the date of which the next AGM of the Company is held or required by law to be held; or
the date on which the purchases or acquisitions of Shares by the
Company pursuant to the Share Purchase Mandate are carried
out to the full extent mandated; in this Ordinary Resolution:
"Maximum Limit", "Relevant Period" " Maximum price", "Average
Closing price" are as specified authorize the Directors of the
Company and/or any of them to complete and do all such acts and things (including without limitation, executing such documents as may be required) as they and/or he may consider necessary
expedient, incidental or in the interest of the Company to give effect to the transactions contemplated and/or authorized by this ordinary Resolution

12
Authorize the Company, for the purposes of Chapter 9 of the
Listing Manual of the SGX-ST, its subsidiaries and target
associated Companies (as defined in the circular to shareholders dated 25 MAR 2010 (the "Circular"), or any of them, to enter into any of the transactions falling within the types of interested Person
Transactions described in the Circular with any person who falls within the classes of interested Persons described in the Circular, provided that such transactions are made on normal commercial terms and in accordance with the review procedures for Interested
Person Transactions as set out in the Circular (the "IPT
Mandate"); the IPT Mandate shall, unless revoked or varied by the
Company in general meeting, continue in force until the date that the next AGM of the Company is held or is required by law to be held, whichever is earlier; authorize the Audit Committee of the
Company to take such action as it deems proper in respect of such procedures and/or to modify or implement such procedures as may be necessary to take into consideration any amendment to
Chapter 9 of the Listing Manual of the SGX-ST which may be
prescribed by the SBX-ST from time to time; and authorize the
Directors of the Company to complete and do all such acts and things (including, without limitation, executing all such documents as may be required) as they and/or he may consider necessary, expedient, incidental or in the Interest of the Company to give effect to the IPT Mandate and/or this Ordinary Resolution
		Management	For	For
	Transact such other business	Non-Voting

CHAMPION REAL ESTATE INVESTMENT TRUST
	Security	Y1292D109	Meeting Type		Annual General Meeting
	Ticker Symbol		Meeting Date	26-Apr-2010
	ISIN	HK2778034606	Agenda		702306045 - Management
Item	Proposal		Type	Vote	For/Against Management
	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED T-HE SAME AS A "TAKE NO ACTION" VOTE		Non-Voting
1.
Approve to give a mandate to purchase Units to Eagle Asset
Management [CP] Limited, as the Manager [the REIT Manager] of
Champion Real Estate Investment Trust [Champion REIT], subject to the Circular to Management Companies of SFC-authorized
Real Estate Investment Trust issued on 31 JAN 2008 by the
Securities and Futures Commission of Hong Kong [the SFC] and,
the exercise by the REIT Manager during the Relevant Period [as specified below] of all powers of the REIT Manager to purchase units [Units, each a Unit] in Champion REIT on behalf of
Champion REIT on The Stock Exchange of Hong Kong Limited,
subject to and in accordance with the Trust Deed [as may be
amended and supplemented from time to time], the Code on Real
Estate Investment Trusts [the REIT Code], the guidelines issued by the Securities and Futures Commission of Hong Kong from
time to time, applicable rules and regulations, and the laws of
Hong Kong be and the same, not exceeding 10% of the aggregate number of issued Units as at the date of passing of this resolution and the authority pursuant to this resolution shall be limited accordingly; [Authority expires the earlier of the conclusion of the next AGM of the Unitholders following the passing of this
resolution or the expiration of the period within which the meeting referred above is required to be held under the Trust Deed, the
REIT Code or any applicable laws]; and the passing of an ordinary resolution by the Unitholders in a general meeting revoking or varying the authority given to the REIT Manager by this resolution
			Management	For	For
	Audited financial statements of Champion REIT together with the Auditor's repo-rt for the YE 31 DEC 2009		Non-Voting
	Payment of distribution for the YE 31 DEC 2009		Non-Voting
	Appointment of the Auditor of Champion REIT and the fixing of their remunerati-on		Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION
OF ADDITIONAL TEXT IN RES-OLUTION 1. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
THIS P-ROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

KINGBOARD LAMINATES HOLDINGS LTD
Security	G5257K107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-Apr-2010
ISIN	KYG5257K1076	Agenda		702307439 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ''IN FAVOR" OR "AGAINST"-FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Receive the audited financial statements and the Directors' report and the Independent Auditor's report thereon for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend	Management	For	For
3.A	Re-elect Mr. Cheung Kwok Keung as an Executive Director of the Company	Management	For	For
3.B	Re-elect Mr. Cheung Kwok Ping as an Executive Director of the Company	Management	For	For
3.C	Re-elect Mr. Cheung Ka Ho as an Executive Director of the Company	Management	For	For
3.D	Re-elect Mr. Zhou Pei Feng as an Executive Director of the Company	Management	For	For
3.E	Re-elect Mr. Mok Yiu Keung, Peter as an Independent Non-Executive Director of the Company	Management	For	For
3.F	Authorize the Board of Directors of the Company to fix the Directors remuneration	Management	For	For
4	Re-appoint the Auditor and authorize the Board of Directors to fix their remuneration	Management	For	For
5.A
Authorize the Directors of the Company  Directors  to allot, issue or otherwise deal with additional shares of the Company  Shares or securities convertible into Shares, or options, warrants or similar rights to subscribe for any Shares, and to make or grant offers, agreements and options which might require the exercise of such power be and is hereby generally and unconditionally during and after the end of the relevant period, not exceeding 20%
of the aggregate nominal of the issued share capital of the
Company otherwise than pursuant to: i) a Rights Issue; ii) the exercise of rights of subscription or conversion under the terms of any warrants issued by the Company or any securities which are convertible into Shares; iii) the exercise of any option scheme or similar CONTD
		Management	For	For
-
CONTD arrangement; or iv) any scrip dividend or similar
arrangement providing-for the allotment of Shares in lieu of the whole or part of a dividend on-Shares in accordance with the
Articles of Association of the Company ;-Authority expires the earlier of the conclusion of the next AGM of the-Company or the expiration of the period within which the next AGM of the-
Company is required by any applicable laws or the Articles of
Association of-the Company to be held
Non-Voting
5.B
Authorize the Directors of the Company  "Directors"  during the relevant period to repurchase shares of the Company  "Shares"
or securities convertible into Shares on The Stock Exchange of
Hong Kong Limited  "Stock Exchange"  or on any other stock
exchange on which the securities of the Company may be listed and recognized for this purpose by the Securities and Futures
Commission of Hong Kong and the Stock Exchange under the
Hong Kong Code on Share Repurchases and, subject to and in
accordance with all applicable laws and regulations, the aggregate nominal amount of the securities which may be repurchased
CONTD
		Management	For	For
-
Authorize the Directors of the Company  "Directors"  during the relevant-period to repurchase shares of the Company  "Shares"
or securities-convertible into Shares on The Stock Exchange of
Hong Kong Limited  "Stock-Exchange"  or on any other stock
exchange on which the securities of the-Company may be listed and recognized for this purpose by the Securities and-Futures
Commission of Hong Kong and the Stock Exchange under the
Hong Kong-Code on Share Repurchases and, subject to and in
accordance with all-applicable laws and regulations, the
aggregate nominal amount of the-securities which may be
repurchased CONTD
Non-Voting
5.C
Approve, conditional upon the passing of Resolutions 5A and 5B, the general mandate granted to the Directors of the Company to allot, issue or otherwise deal with shares of the Company
pursuant to Resolution 5A above be extended by the addition to the aggregate nominal amount of the shares of the Company of an amount representing the aggregate nominal amount of the
share capital of the Company repurchased by the Company under the authority granted pursuant to Resolution 5B above, provided that such amount shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of the passing of this Resolution
		Management	For	For

KINGBOARD CHEMICAL HOLDINGS LTD, GEORGE TOWN
Security	G52562140	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-Apr-2010
ISIN	KYG525621408	Agenda		702310121 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ''IN FAVOR" OR "AGAINST"-FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Receive the audited financial statements and the Directors' report and the Independent Auditor's report thereon for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend	Management	For	For
3.A	Re-elect Mr. Cheung Kwong Kwan as an Executive Director of the Company	Management	For	For
3.B	Re-elect Mr. Chang Wing Yiu as an Executive Director of the Company	Management	For	For
3.C	Re-elect Mr. Ho Yin Sang as an Executive Director of the Company	Management	For	For
3.D	Re-elect Mr. Mok Cham Hung, Chadwick as an Executive Director of the Company	Management	For	For
3.E	Authorize the Board of Directors of the Company to fix the Directors remuneration	Management	For	For
4	Re-appoint the Auditor and authorize the Board of Directors to fix their remuneration	Management	For	For
5.A
Authorize the Directors of the Company  Directors , subject to this resolution to allot, issue and deal with additional shares of the
Company Shares  or securities convertible into Shares, or options, warrants or similar rights to subscribe for any Shares, and to make or grant offers, agreements and options which might require the exercise of such power be and is hereby generally and
unconditionally during and after the end of the relevant period, not exceeding 20% of the aggregate nominal amount of the issued
share capital of the Company otherwise than pursuant to: i) a
Rights Issue; ii) the exercise of rights of subscription or conversion under the terms of any warrants issued by the Company or any securities which are convertible into Shares; iii) the exercise of any option scheme or similar arrangement; or iv) any .CONTD..
		Management	For	For
-
CONTD.. scrip dividend or similar arrangement providing for the allotment of-Shares in lieu of the whole or part of a dividend on
Shares in accordance-with the Articles of Association of the
Company ;  Authority expires the-earlier of the conclusion of the next AGM of the Company or the expiration of-the period within which the next AGM of the Company is required by any-applicable laws or the Articles of Association of the Company to be held
Non-Voting
5.B
Authorize the Directors of the Company  "Directors"  during the relevant period to repurchase shares of the Company  "Shares"
or securities convertible into Shares on The Stock Exchange of
Hong Kong Limited  "Stock Exchange"  or on any other stock
exchange on which the securities of the Company may be listed and recognized for this purpose by the Securities and Futures
Commission of Hong Kong and the Stock Exchange under the
		Management	For	For

Hong Kong Code on share repurchases and, subject to and in
accordance with all applicable laws and regulations, the aggregate nominal amount of the securities which may be repurchased by the Company pursuant to this Resolution during the relevant
period shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of the passing ..CONTD.

-
CONTD.. of this Resolution and the approval granted under this
Resolution-shall be limited accordingly;  Authority expires the earlier of the-conclusion of the next AGM of the Company or the expiration of the period-within which the next AGM of the
Company is required by any applicable laws-or the Articles of
Association of the Company to be held
Non-Voting
5.C
Approve, conditional upon the passing of Resolutions 5A and 5B as specified, the general mandate granted to the Directors of the
Company to allot, issue or otherwise deal with shares of the
Company pursuant to Resolution 5A above be extended by the
addition to the aggregate nominal amount of the shares of the
Company of an amount representing the aggregate nominal
amount of the share capital of the Company repurchased by the
Company under the authority granted pursuant to Resolution 5B above, provided that such amount shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of the passing of this resolution
		Management	For	For

SAMART CORPORATION PUBLIC CO LTD
Security	Y7466V148	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	TH0374010Z17	Agenda		702297652 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the minutes of the AGM of shareholders 2009	Management	For	For
2	Approve the Company's 2009 operating results and the annual report	Management	For	For
3	Approve the Company's financial statements for 2009	Management	For	For
4	Approve the appropriation of legal reserve and dividend payment for the 2009	Management	For	For
5	Elect the Company's Directors and Audit Committee members to replace those	Management	For	For
6	Approve the appointment of a new Independent Director	Management	For	For
7	Appoint the Company's Auditor for 2010 and approve to fix their remuneration	Management	For	For
8	Other matter if any	Management	For	Against

YANGZIJIANG SHIPBUILDING (HOLDINGS) LTD
Security	Y9728A102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	SG1U76934819	Agenda		702321819 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the Audited financial statements for the FYE 31 DEC 2009 and the Directors reports and the Auditors' report thereon	Management	For	For
2	Declare a tax exempt one tier final dividend of SGD 0.035 per ordinary share in respect of the FYE 31 DEC 2009	Management	For	For
3	Approve the proposed Directors fees of SGD 91,000 for the FYE 31 DEC 2009 2008: SGD 91,500	Management	For	For
4	Re-election of Mr. Xiang Jianjun as a Director, retiring by rotation pursuant to Article 94 of the Company's Articles of Association	Management	For	For
5	Re-elect Mr. Wang Dong as a Director, retiring by rotation pursuant to Article 94 of the Company's Articles of Association	Management	For	For
6	Re-appoint PricewaterhouseCoopers LLP as the Auditors and authorize the Directors to fix their remuneration	Management	For	For
7
Authorize the Directors of the Company, pursuant to Section 161 of the Companies Act, Chapter 50 and the listing rules of the
Singapore Exchange Securities Trading Limited  the SGX-ST : (a)
(i) issue ordinary shares in the capital of the Company  Shares whether by way of rights, bonus or otherwise; and/or (ii) make or grant offers, agreements or options  collectively, Instruments  that might or would require Shares to be issued, including but not limited to the creation and issue of  as well as adjustments to warrants, debentures or other instruments convertible into Shares, at any time and upon such terms and conditions and for such
purposes and to such persons as the Directors may in their
absolute discretion deem fit; and (b) notwithstanding that the authority conferred by this Resolution may have ceased to be in force  CONTD..
		Management	For	For
-
CONTD.. issue Shares in pursuance of any Instrument made or
granted by the-Directors while this Resolution is in force, provided that: (1) the aggregate-number of Shares to be issued pursuant to this Resolution  including Shares-to be issued in pursuance of
Instruments made or granted pursuant to this-Resolution  does not exceed 50% of the total number of issued Shares  as-calculated in accordance with paragraph (2) below , and provided further that-
where shareholders of the Company  "Shareholders"  are not
given the-opportunity to participate in the same on a pro-basis, then the Shares to be-issued under such circumstances  including
Shares to be issued in pursuance-of Instruments made or granted pursuant to this Resolution  does not exceed-20% of the total number of issued Shares  as calculated in accordance with-
paragraph (2) CONTD..
Non-Voting
-
CONTD.. below ; (2)  subject to such manner of calculation and adjustments as-may be prescribed by the SGX-ST  for the
purpose of determining the aggregate-number of Shares that may be issued under paragraph (1) above, the total-number of issued
Shares shall be based on the total number of issued Shares-of the
Company  excluding treasury shares  at the time this Resolution is-passed, after adjusting for: (a) new Shares arising from the
Non-Voting

conversion or-exercise of any convertible securities; (b) new shares arising from the share-options or vesting of share awards which are outstanding or subsisting at the-time this Resolution is passed; and (ii) any subsequent, consolidation or-subdivision of
Shares; and in relation to an instrument, the number of shares-
shall be taken to be that number as would have been issued had the rights-CONTD..

-
CONTD.. therein been fully or effected on the date of the making or granting-of the instrument;(3) the 50% limit in Paragraph  1 above may increased to-100% for issues of Shares and/or
Instruments by way of a renounceable rights-issue where
Shareholders are given opportunity to participate in the same on-
pro-data basis; (4) in exercising the authority conferred by this
Resolution,-the Company shall with the requirements imposed by the SGX-ST from time to-time and the provisions of the listing manual of the SGX-ST for the time-being in force  unless such compliance has been waived by the SGX-ST , all-applicable legal requirements under the Companies Act and otherwise, and the-
Articles of Association for the time being of the Company; and (5)
unless-revoked or varied by the Company in general meeting  the authority conferred-by CONTD..
Non-Voting
-
CONTD.. this Resolution shall continue in force until the
conclusion of the-next AGM of the Company or the date by which the next AGM of the Company is-required by law to be held,
whichever is the earlier except for Paragraph  3-above which will expire on 31 DEC 2010 or any date to be extended by the-SGX-
ST
Non-Voting
8
Authorize the Directors of the Company notwithstanding Rule 811 of the Listing Manual issued by SGX-ST, pursuant to the terms and conditions of the Share Issue Mandate under Resolution 7 above, to issue new shares of the Company to subscribers or
places under a share placement at a discount that is more than
10% but not exceeding 20% to the weighted average price for
trades done on the SGX-ST for the full market day on which the placement or subscription agreement is signed; trading in the
Company's shares is not available for a full market day, the weighted average price shall be based on trades done on the
preceding market day up to the time the placement agreement or subscription agreement is signed. (b) (unless revoked or varied by the Company in a general meeting), the  Authority so conferred shall continue CONTD..
		Management	For	For
-	CONTD.. in force until 31 DEC 2010 or any date to be extended by the SGX-ST,-subject to their review	Non-Voting
9
Authorize the Directors of the Company to (a) to purchase or otherwise acquire issued Ordinary Shares not exceeding in
aggregate the Maximum Limit of 10% as hereafter defined , at such price or prices as may be determined by the Directors of the
Company from time to time up to the Maximum Price  as hereafter defined , whether by way of: market purchase(s) of 105% on the
SGX-ST; and/or; off-market purchase(s) of 120%  if effected
otherwise than on the SGX-ST  in accordance with any equal
access scheme(s) as may be determined or formulated by the
Directors of the Company as they consider fit, which scheme(s)
shall satisfy all the conditions prescribed by the Companies Act;
and otherwise in accordance with all other laws and regulations and rules of the SGX-ST as may for the time being be applicable and CONTD.
		Management	For	For
-
CONTD. approved generally and unconditionally  the Share
Purchase Mandate ;-pursuant to the Share Purchase Mandate
may be exercised by the Directors of-the Company at any time and from time to time during the period commencing-from the date of the passing of this Resolution and expiring on the earlier-of:
Authority expires the next AGM of the Company is held or the date by-which the next AGM of the Company is required by law to be held  CONTD..
Non-Voting
-
CONTD.. price  excluding brokerage, commission, applicable
goods and services-tax and other related expenses  which shall not exceed: - (i) in the case of-a Market Purchase, 105% of the
Average Closing Price  as defined hereinafter-; and (ii) in the case of an Off-Market Purchase, 120% of Average Closing-Price  as
defined hereinafter , pursuant to an equal access scheme;
CONTD..
Non-Voting
-
CONTD. authorize the Directors of the Company and/or any of
them; to complete-and do all such acts and things  including executing such documents as may be-required  as they and/or he may consider expedient or necessary to give-effect to the
transactions contemplated and/or authorized by this Resolution
Non-Voting
-	To transact any other business which may be properly transacted at an AGM	Non-Voting

GENTING SINGAPORE PLC
Security	G3825Q102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	GB0043620292	Agenda		702322861 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the audited financial statements for the FYE 31 DEC 2009 and the Directors and auditors reports thereon	Management	For	For
2	Approve the payment of Directors fees of SGD 492,308 for the FYE 31 DEC 2009	Management	For	For
3	Re-elect Tan Sri Lim Kok Thay as a Director of the Company pursuant to Article 16.4 of the Articles of Association of the Company	Management	For	For
4	Re-elect Mr. Tjong Yik Min as a Director of the Company pursuant to Article 16.4 of the Articles of Association of the Company	Management	For	For
5	Re-appoint Mr. Tan Hee Teck as a Director of the Company pursuant to Article 16.3 of the Articles of Association of the Company	Management	For	For
6	Re-appoint PricewaterhouseCoopers LLP, Singapore as the Auditor of the Company and to authorize the Directors to fix their remuneration	Management	For	For
7
Authorize the Directors pursuant to rule 806 of the Listing Manual of the SGX ST to, 1) allot and issue shares in the capital of the
Company whether by way of rights, bonus or otherwise, and or, ii)
make or grant offers, agreements or options that might or would require shares to be issued, including but not limited to the creation and issue of warrants, debentures or other instruments convertible into shares, at any time and upon such terms and conditions and for such purposes and to such persons as the
directors may , in their absolute discretion, deem fit and 2) issue shares in pursuance of any instrument made or granted by the directors whilst this resolution was in force provided that a) the aggregate number of shares to be issue d pursuant to this
resolution does not exceed 50%, or 100%, CONTD.
		Management	For	For
-
CONTD. in the event of a pro-rata renounceable rights issue, of the issued-share capital of the Company, of which the aggregate number of shares to be-issued other than on a pro rata basis to shareholders of the Company does not-exceed 20% of the issued share capital of the Company b) for the purpose of-determining the aggregate number of shares that may be issued under this-
resolution, the percentage of issued share capital shall be based on the-issued share capital of the company at the time this
resolution is passed,-after adjusting for i) new shares arising from the conversion or exercise of-any convertible securities, if applicable or share options or vesting of-share a wards which are outstanding at the time this resolution is passed,-and CONTD.
Non-Voting
-
CONTD. ii) any subsequent bonus issue, consolidation or
subdivision of-shares, and  Authority expires the earlier of the conclusion of the next AGM-of the Company or when it is required by law to be held
Non-Voting
8
Authorize the Directors of the Company, issuance of shares at a discount of up to 20% that, a subject to and conditional upon the passing of Ordinary Resolution 7, at any time to issue shares in the capital of the Company at an issue price for each share which shall be determined by the Directors in their absolute discretion provided that such price shall not represent a discount of more than 20% to the weighted average price of a share in the capital of the Company for trades done on the SGX ST; and  Authority
expires the earlier of conclusion of the next AGM of the Company or the date by which the next AGM of the Company is required by law to be held or such date as may be determined by the SGX ST
		Management	For	For
9
Approve the renewal of the shareholders mandate that, for the purposes of Chapter 9 of the Listing Manual of the SGX ST, for
the Company, its subsidiaries and associated Companies that are entities at risk, or any of them, to enter into any of the transactions falling within the types of interested person transactions with any party who is of the class of interested persons, provided t hat such transactions are made on normal commercial terms and in
accordance with the review procedures for such interested person transactions, approve this resolution, unless revoked or varied by the Company in general meeting, continue in force until the
conclusion of the next AGM of the company, and, CONTD.
		Management	For	For
-
CONTD. authorize the Directors to complete and do such acts and things as-they may consider expedient or necessary or in the interests of the Company-to give effect to the shareholders
mandate and or this resolution
Non-Voting
-	Transact any other business	Non-Voting

CLP HLDGS LTD
Security	Y1660Q104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	HK0002007356	Agenda		702326299 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	Receive and adopt the audited financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend of HKD 0.92 per share	Management	For	For
3.a	Elect Mr. Nicholas Charles Allen as a Director	Management	For	For
3.b	Re-elect Mr. Vernon Francis Moore as a Director	Management	For	For
3.c	Re-elect Mr. Loh Chung Hon Hansen as a Director	Management	For	For
3.d	Re-elect Mr. Tse Pak Wing Peter as a Director	Management	For	For
3.e	Re-elect Mr. Andrew Clifford Winawer Brandler as a Director	Management	For	For
3.f	Re-elect Mr. Paul Arthur Theys as a Director	Management	For	For
3.g	Re-elect The Honorable Sir Michael Kadoorie as a Director	Management	For	For
4	Re-appoint Price water house Coopers as the Auditors of the Company and authorize the Directors to fix Auditors remuneration for the YE 31 DEC 2010	Management	For	For
5
Approve the remuneration payable to the Non-Executive Directors including Independent Non-Executive Directors who serve on the
Board and the following Board committees of the Company be
fixed at the levels as shown below for each financial year until the
Company in general meeting otherwise determines; such
remuneration to take effect from 28 APR 2010 and be payable to
Directors on a pro rata basis for the financial year ending 31 DEC
2010 as specified
		Management	For	For
6
Authorize the Directors of the Company to allot, issue and dispose of additional shares in the Company and to make or grant offers, agreements, options and warrants during and after the end of the relevant period, not exceeding the aggregate of a) the aggregate nominal value of share capital allotted or agreed conditionally or unconditionally to be allotted by the Directors of the Company pursuant to i) a rights issue; or ii) any option scheme or similar arrangement for the time being adopted for the grant or issue to the officers and/or employees of the Company and/or any of its subsidiaries of shares or right to acquire shares of the Company;
or iii) any scrip dividend or similar arrangement pursuant to the
Articles of Association of the Company from time to time, CONTD.
		Management	For	For
-
.CONTD shall not exceed 5% of the aggregate nominal amount of the share-capital of the Company in issue at the date of this resolution and the said-mandate shall be limited accordingly;
Authority expires the earlier of the-conclusion of the next AGM or the expiration of the period within which the-next AGM is to be held by law
Non-Voting
7
Authorize the Directors to purchase or otherwise acquire shares of
HKD 5.00 each in the capital of the Company during the relevant period, subject to and in accordance with all applicable laws and the requirements of the Rules Governing the Listing of Securities
on The Stock Exchange of Hong Kong Limited, provided that the aggregate nominal amount of the shares so purchased or
otherwise acquired shall not exceed 10% of the aggregate
nominal amount of the share capital of the Company in issue at the date of this resolution;  Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM is to be held by law
		Management	For	For
8
Approve, conditional upon the passing of Resolutions 6 and 7 as set out in the notice convening this meeting, the aggregate
nominal amount of the shares which are purchased or otherwise acquired by the Company pursuant to Resolution 7 shall be added to the aggregate nominal amount of the shares which may be
issued pursuant to Resolution 6
		Management	For	For

CHINA XLX FERTILISER LTD, SINGAPORE
Security	Y1564X106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	SG1V07936171	Agenda		702344968 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the Directors' report and audited financial statements for the YE 31 DEC 2009 and the Auditors' report thereon	Management	For	For
2	Declare a final dividend of SGD 0.006 per ordinary share in respect of the FYE 31 DEC 2009	Management	For	For
3	Approve Directors' fees of SGD 140,000 for the YE 31 DEC 2009	Management	For	For
4	Re-elect Mr. Liu Xingxu as an Executive Director of the Company, who retires under Article 89 of the Articles of Association of the Company	Management	For	For
5	Re-elect Mr. Ong Kian Guan as a Director, who retires under Article 89 of the Articles of Association of the Company	Management	For	For
6	Re-appoint Ernst & Young LLP as the Auditors of the Company and authorize the Board of Directors to fix their remuneration	Management	For	For
7
Authorize the Directors of the Company, pursuant to Section 161 of the Companies Act, and the Listing Rules of the SGX-ST, at
any time to such persons and upon such terms and for such
purposes as the Directors may in their absolute discretion deem fit, to:  i  issue shares in the capital of the Company whether by way of rights, bonus or otherwise;  ii  make or grant offers, agreements or options that might or would require shares to be issued or other transferable rights to subscribe for or purchase shares collectively, Instruments  including but not limited to the creation and issue of warrants, debentures or other instruments convertible into shares; iii  issue additional Instruments arising from adjustments made to the number of Instruments previously issued in the event of rights, bonus or capitalization issues;
CONTD.
		Management	For	For
-
CONTD. and  b   notwithstanding the authority conferred by the
shareholders-may have ceased to be in force  issue shares in pursuance of any instrument-made or granted by the Directors while the authority was in force, provided-always that  i  the aggregate number of shares to be issued pursuant to this-
resolution  including shares to be issued in pursuance of
Instruments made or-granted pursuant to this resolution  does not exceed 50% of the total number-of issued shares excluding
treasury shares, of which the aggregate number of-shares
including shares to be issued in pursuance of instruments made or-granted pursuant to this resolution  to be issued other than on a pro rata-basis to shareholders of the Company does not exceed
20% of the total number-of issued shares (excluding treasury shares), and for the purpose CONTD.
Non-Voting
-
CONTD. of this resolution, the total number of issued shares excluding-treasury shares shall be the Company's total number of issued shares-excluding treasury shares at the time this resolution is passed, after-adjusting for;  a  new shares arising from the conversion or exercise of-convertible securities, or  b  new shares arising from exercising share-options or vesting of share awards outstanding or subsisting at the time this-resolution is passed provided the options or awards were granted in-compliance with
Part VIII of Chapter 8 of the Listing Manual of the SGX-ST,-and  c
any subsequent bonus issue, consolidation or subdivision of the-
Company's shares; the 50% limit in sub-paragraph  i  above may be increased-to 100% for issues of shares and/or Instruments by way of a renounceable-rights issue where CONTD.
Non-Voting
-
CONTD. shareholders of the Company are entitled to participate in the same on-a pro-rata basis at any time up to 31 DEC 2010;
Authority shall continue in-force until the conclusion of the next
AGM or the date by which the next AGM-of the Company is
required by Law to be held
Non-Voting
8
Authorize the Directors of the Company, subject to and conditional upon the passing of Resolution 7 above, at any time up to 31 DEC
2010 to issue shares other than on a pro-rata basis to
shareholders of the Company  at an issue price for each share which shall be determined by the Directors of the Company in their absolute discretion provided that such price shall not represent a discount of more than 20% to the weighted average price of a share for trades done on the SGX-ST  as determined in accordance with the requirements of SGX-ST
		Management	For	For
-	Transact any other business	Non-Voting

GOODPACK LTD
Security	Y2808U106	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	SG1I78884307	Agenda		702354680 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Authorize the Board of Directors of the Company, to offer and grant Mr. Lam Choon Sen David @ Lam Kwok Kwong as a
Managing Director and a Controlling Shareholder, Options  as
specified  in accordance with the provisions of the Goodpack
Performance Share Option Scheme, on the following terms as
specified
		Management	For	For

GOLDEN AGRI-RESOURCES LTD.
Security	ADPV11073	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	MU0117U00026	Agenda		702359060 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Received and adopt the audited financial statements for the YE 31 DEC 2009 together with the Directors' and the Auditors' reports thereon	Management	For	For
2	Declare a first and final dividend of SGD 0.00495 per ordinary share for the YE 31 DEC 2009	Management	For	For
3	Approve the Directors' fees of SGD 258,336 for the YE 31 DEC 2009	Management	For	For
4	Re-elect Mr. Frankle Djafar Widjaja as a Director, who retires by rotation pursuant to Article 90 of the Constitution of the Company	Management	For	For
5	Re-elect Mr. Simon Lim as a Director who retires by rotation pursuant to Article 90 of the Constitution of the Company	Management	For	For
6	Re-elect Mr. Hong Pian Tee as a Director who retires by rotation pursuant to Article 90 of the Constitution of the Company	Management	For	For
7	Re-appoint Moore Stephens LLP as the Auditors and authorize the Directors to fix their remuneration	Management	For	For
8
Authorize the Directors of the Company, pursuant to The
Companies Act 2001 of Mauritius and the Listing Rules of the
Singapore Exchange Securities Trading Limited, to allot and issue
(including the allotment and issue of shares and convertible securities pursuant to offers, agreements or options made or granted by the Company while this authority remains in force) or otherwise dispose of shares in the Company (including making and granting offers, agreements and options which would or which might require shares and convertible securities to be allotted, issued or otherwise disposed of) at any time, whether during the continuance of such authority or thereafter, to such persons, upon such terms and conditions and for such purposes as the Directors
CONTD.
		Management	For	For
-
CONTD. may in their absolute discretion deem fit without first offering such-shares and convertible securities to the members of the Company provided that-the aggregate number of shares and convertible securities to be issued-pursuant to this Resolution shall not exceed 50% of the issued share capital-of the Company
(excluding treasury shares) at the date of this Resolution,-and provided further that where members of the Company with
registered-addresses in Singapore are not given an opportunity to participate in the-same on a pro-rata basis, then the shares and convertible securities to be-issued under such circumstances shall not exceed 20% of the issued share-capital of the Company
(excluding treasury shares) at the date of this-Resolution
Non-Voting
9
Authorize the the Directors of the Company, subject to and
pursuant to the share issue mandate in Resolution 8 above being obtained, and notwithstanding the 50% limit in Resolution 8
above, that pursuant to The Companies Act 2001 of Mauritius and in accordance with and subject to the requirements of the
Singapore Exchange Securities Trading Limited, to allot and issue shares in the Company at any time by way of a pro-rata
		Management	For	For

renounceable rights issue to shareholders of the Company upon such terms and conditions and for such purposes as the Directors may in their absolute discretion deem fit provided that the
aggregate number of shares to be issued pursuant to this
Resolution shall not exceed 100% of the issued share capital of the Company (excluding treasury shares) at the date of this
Resolution

10
Authorize the Directors of the Company, subject to and pursuant to the share issue mandate in Resolution 8 above being obtained, to allot and issue new shares on a non pro-rata basis at an issue price per new share which shall be determined by the Directors in their absolute discretion provided that such price shall not represent more than 20% discount to the weighted average price per share determined in accordance with the requirements of the
Singapore Exchange Securities Trading Limited
		Management	For	For
11
Authorize the Directors of the Company of all the powers of the
Company, for the purposes of The Companies Act 2001 of
Mauritius (the Act), to purchase or otherwise acquire ordinary shares (Shares) in the issued share capital of the Company not exceeding in aggregate the Prescribed Limit (as specified), at such price or price as may be determined by the Directors from time to time up to the Maximum Price (as specified), whether by way of: market purchases (each a Market Purchase) on the
Singapore Exchange Securities Trading Limited (SGX-ST); and/or
off-market purchases (each an Off-Market Purchase) effected in accordance with any equal access schemes as may be
determined or formulated by the Directors as they consider fit, which schemes shall satisfy all the conditions prescribed by the
Act, and otherwise in accordance with all other laws, regulations and rules of the SGX-ST as may for the time CONTD.
		Management	For	For
-
CONTD. being be applicable, and approved generally and
unconditionally (the-Share Purchase Mandate);  Authority expires the earlier of the next AGM of-the Company is held; or the date by which the next AGM of the Company is-required by law to be held
; and authorize the Directors of the Company to-complete and do all such acts and things (including executing such documents-as may be required) as they may consider expedient or necessary to give-effect to the transactions contemplated by this Resolution
Non-Voting
12
Approve that pursuant to Chapter 9 of the Listing Manual of the
Singapore Exchange Securities Trading Limited, approval be
given to the Company, its subsidiaries and associated companies that are not listed on the Singapore Exchange Securities Trading
Limited or an approved exchange, provided that the Company and its subsidiaries (the Group), or the Group and its interested person(s), has control over the associated companies, or any of them to enter into any of the transactions falling within the types of
Interested Person Transactions, particulars of which are set as specified, with any CONTD.
		Management	For	For
-
CONTD. party who is of the class of Interested Persons as
specified; provided-that such transactions are carried out in the ordinary course of business and-in accordance with the guidelines of the Company for Interested Person-Transactions as specified;
that the IPT Mandate shall, unless revoked or-varied by the
Company in members meeting, continue in force until the next-
AGM of the Company; and authorize the Directors of the
Company to complete-and do all such acts and things (including executing all such documents as-may be required) as they may consider expedient or necessary or in the-interests of the
Company to give effect to the IPT Mandate and/or this-Resolution
Non-Voting

CHINA XLX FERTILISER LTD, SINGAPORE
Security	Y1564X106	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	SG1V07936171	Agenda		702372234 - Management
Item	Proposal	Type	Vote	For/Against Management
1.
Authorize the Directors of the Company, for the purposes of
Sections 76C and 76E of the Companies Act, Chapter 50 (the
Companies Act), to purchase or otherwise acquire ordinary shares in the capital of the Company (Shares) not exceeding in aggregate the Maximum Percentage (as defined), at such price or prices as may be determined by the Directors from time to time up to the
Maximum Price (as hereafter defined), whether by way of on-
market purchase(s) on the Singapore Exchange Securities
Trading Limited (the SGX-ST) and/or The Stock Exchange of
Hong Kong Limited (the SEHK) (or any other stock exchange on which the securities of the Company may be listed and recognized by the Securities and Futures Commission of Hong Kong and the
SEHK for this purpose), through the ready markets, through one or more duly licensed stockbrokers appointed by the Company for the purpose; and/or in Singapore, off-market purchase(s) (if effected otherwise than on the SGX-ST) in accordance with any equal access scheme(s) as may be determined or formulated by the Directors as they consider fit, which scheme(s) shall satisfy all the conditions prescribed by the Companies Act, and otherwise in accordance with all laws, regulations and rules of the SGX-ST as may for the time being be applicable; [Authority expires the earlier of the conclusion of the next AGM of the Company or the date of the next AGM of the Company as required by law]; authorize the
Directors of the Company to take all necessary steps and to
negotiate, finalize and enter into all transactions, arrangements and agreements and to execute all such documents (including but not limited to the execution of application forms and transfers) with full and discretionary powers to make or assent to any
modifications or amendments thereto in any manner they may
deem necessary, expedient, incidental or in the interests of the
Company and the Group for the purposes of giving effect to this
Resolution and the transactions contemplated thereunder
		Management	For	For

WANT WANT CHINA HLDGS LTD
Security	G9431R103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	KYG9431R1039	Agenda		702307213 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ''IN FAVOR" OR "AGAINST"-FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Approve the financial statements and the reports of the Directors and the Auditor for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend for the YE 31 DEC 2009	Management	For	For
3.a	Re-elect Mr. Tsai Shao-Chung as a Director	Management	For	For
3.b	Re-elect Mr. Toh David Ka Hock as a Director	Management	For	For
3.c	Re-elect Mr. Lin Feng-I as a Director	Management	For	For
3.d	Re-elect Mr. Chien Wen-Guey as a Director	Management	For	For
3.e	Authorize the Board of Directors of the Company to fix the remuneration of all the Directors of the Company	Management	For	For
4	Re-appoint PricewaterhouseCoopers as the Company's Auditor and authorize the Board to fix their remuneration for the YE 31 DEC 2010	Management	For	For
5
Authorize the Directors of the Company to repurchase shares of
USD 0.02 each in the capital of the Company  "Shares"  during the relevant period, on The Stock Exchange of Hong Kong Limited the Stock Exchange  or on any other stock exchange on which the securities of the Company may be listed and recognized by the
Securities and Futures Commission of Hong Kong and the Stock
Exchange for this purposes, subject to and in accordance with all applicable Laws and the requirements of the Rules Governing the
Listing of Securities on the Stock Exchange or of any other stock exchange as amended from time to time, CONTD.
		Management	For	For
-
CONTD. not exceeding 10% of the aggregate nominal amount of
the share capital-of the Company in issue as at the date of
passing of this resolution 5 and-the said approval shall be limited accordingly; and  Authority expires the-earlier of the conclusion of the AGM of the Company or the expiration of the-period within which the next AGM of the Company is required by its Articles-of
Association or by any applicable law s
Non-Voting
6
Authorize the Directors, subject to this Resolution, during the
Relevant Period (as specified) to allot, issue and deal with additional Shares and to make or grant offers, agreements,
options and warrants which might require the exercise of such power, the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted (whether pursuant to an option or otherwise) by the Directors pursuant to the approval in this Resolution, otherwise than pursuant to, (i) a
Rights Issue (as.CONTD
		Management	For	For
-
CONTD.specified), (ii) any option scheme or similar arrangement for the time-being adopted for the grant or issue to officers and/or employees of the-Company and/or any of its subsidiaries of
Shares or rights to acquire Shares-or (iii) any scrip dividend or similar arrangement providing for the-allotment of Shares in lieu of the whole or part of a dividend on Shares in-accordance with the
Articles of Association of the Company, shall not exceed-20% of the aggregate nominal amount of the share capital of the.CONTD
Non-Voting
-
CONTD.Company in issue as at the date of passing of this
Resolution, and the-said approval shall be limited accordingly;
Authority expires the earlier of-the conclusion of the next AGM of the Company or the expiration of the period-within which the next
AGM of the Company is required to be convened under its-articles of association or any applicable law(s)
Non-Voting
7
Approve, subject to the passing of Resolutions 5 and 6, the
general mandate referred to in Resolution 6, by the addition to the aggregate nominal amount of the share capital of the Company which may be allotted or agreed to be allotted by the Directors of the Company pursuant to such general mandate an amount
representing the aggregate nominal amount of Shares
repurchased by the Company pursuant to the general mandate
referred to in Resolution 5 above provided that such amount shall not exceed 10% of the existing issued share capital of the
Company at the date of passing this Resolution 7
		Management	For	For

ARISTOCRAT LEISURE LIMITED
Security	Q0521T108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	AU000000ALL7	Agenda		702311351 - Management
Item	Proposal	Type	Vote	For/Against Management
-
VOTING EXCLUSIONS APPLY TO THIS MEETING FOR
PROPOSALS 4 AND 5 AND VOTES CAST-BY ANY INDIVIDUAL
OR RELATED PARTY WHO BENEFIT FROM THE PASSING OF
THE-PROPOSAL/S WILL BE DISREGARDED. HENCE, IF YOU
HAVE OBTAINED BENEFIT OR DO-EXPECT TO OBTAIN
FUTURE BENEFIT YOU SHOULD NOT VOTE (OR VOTE
"ABSTAIN") FOR-THE RELEVANT PROPOSAL ITEMS.
Non-Voting
-	Receive the financial report Director's report and the Auditors' report for-the YE 31 DEC 2009	Non-Voting
1	Appointment of Dr. ID Blackburne as a Director, in accordance with Clause	Management	For	For
2	Appointment of Mr. SW Morro as a Director, in accordance with Clause 12.6 of	Management	For	For
3	Re-elect Mr. DJ Simpson as a Director, in accordance with Clause 12.3 of the Constitution of the Company, who retires from office by rotation	Management	For	For
4
Approve that Mr. JR Odell, Chief Executive Officer and Managing
Director, be granted 449,572 performance share rights pursuant to the Company's Performance Share Plan, in the manner set out in the explanatory statement to the notice of meeting, for all
purposes, including for the purpose of ASX Listing Rules 7.1 and
10.14
		Management	For	For
5
Approve that MR. V Blanco, Senior Vice President, Platform
Architecture to the Company, be granted 110,174 in the manner set out in the explanatory statement to the notice of meeting, for all purposes, including for the purpose of ASX Listing Rule 7.1
		Management	For	For
6	Adopt the remuneration report for the Company included in the Director's report for the YE 31 DEC 2009	Management	For	For

COMFORTDELGRO CORP LTD
Security	Y1690R106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	SG1N31909426	Agenda		702318139 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the Directors' report and audited financial statements for the FYE 31 DEC 2009 together with the Auditors' report thereon	Management	For	For
2	Declare a tax-exempt one-tier final dividend of 2.67 cents per ordinary share in respect of the FYE 31 DEC 2009	Management	For	For
3	Approve the payment of the Directors' fees of SGD 537,500 for the FYE 31 DEC 2009	Management	For	For
4	Re-elect Mr. Oo Soon Hee as a Director retiring pursuant to Article 91 of the Company's Articles of Association	Management	For	For
5	Re-elect Mr. Ong Ah Heng as a Director retiring pursuant to Article 91 of the Company's Articles of Association	Management	For	For
6	Re-elect Ms. Sum Wai Fun, Adeline as a Director retiring pursuant to Article 91 of the Company's Articles of Association	Management	For	For
7	Re-appoint Mr. Lim Jit Poh as a Director pursuant to Section 153(6) of the Companies Act, Chapter 50 to hold office from the date of this AGM until the next AGM	Management	For	For
8	Re-appoint Messrs. Deloitte and touche LLP as the Auditors and authorize the Directors to fix their remuneration	Management	For	For
9
Authorize the Directors of the company to allot and issue from time to time such number of shares in the Company as may be
required to be issued pursuant to the exercise of options under the
ComfortDelGro employees' Share Option Scheme, provided that
the aggregate number of shares to be issued pursuant to the
ComfortDelGro Employees' share Option scheme shall not
exceed 15% of the total number of issued shares in the capital of the Company excluding treasury shares, from time to time
		Management	For	For

ALLGREEN PROPERTIES LTD, SINGAPORE
Security	Y00398100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	SG1G61871305	Agenda		702333078 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the audited accounts of the Company for the YE 31 DEC 2009 and the reports of Directors and Auditors thereon	Management	For	For
2	Declare the final tax exempt One-Tier dividend of 4 cents per share for the YE 31 DEC 2009	Management	For	For
3	Approve the payment of SGD 490,400 as Directors' fees for the YE 31 DEC 2009	Management	For	For
4	Re-elect Mr. Khor Thong Meng as a Director, who retires pursuant to Article 94 of the Articles of Association of the Company	Management	For	For
5	Re-elect Mr. Ang Keng Lam as a Director, who retires pursuant to Article 94 of the Articles of Association of the Company	Management	For	For
6	Re-elect Mr. Wan Fook Kong as a Director, who retires pursuant to Article 94 of the Articles of Association of the Company	Management	For	For
7	Re-appoint Mr. Jimmy Seet Keong Huat to hold office until the next AGM pursuant to Section 153(6) of the Companies Act Chapter 50	Management	For	For
8	Re-appoint Messrs Foo Kon Tan Grant Thornton as the Company's Auditors and authorize the Directors to fix their remuneration	Management	For	For
9
Authorize the Directors of the Company, pursuant to Section 161 of the Companies Act  Cap.50  and the Listing Manual of the
Singapore Exchange Securities Trading Limited, to allot and issue shares of the Company  shares , whether by way of rights, bonus or otherwise, at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute discretion deem fit provided that: i) the aggregate number of shares to be issued pursuant to this resolution does not exceed 50% of the number of issued shares of the Company, of which the aggregate number of shares to be issued other than on a pro rata basis to shareholders of the Company does not exceed
20% of the number of issued shares of the Company  to be
calculated in such manner as may be prescribed by Contd..
		Management	For	For
-
Contd.. the Singapore Exchange Securities Trading Limited from time to time ;-and ii)  authority expires the earlier of this resolution shall continue in-force until the conclusion of the next AGM of the
Company or the date by-which the next AGM of the Company is
required by law to be held
Non-Voting
10
Authorize the Directors of the Company, pursuant to Section 161 of the Companies Act  Cap. 50 , to allot and issue shares in the
Company to the holders of options granted by the Company under the Allgreen Share Option Scheme  the Scheme  upon the
exercise of such options and in accordance with the rules of the
Scheme provided always that the aggregate number of shares to be allotted and issued pursuant to the Scheme shall not exceed
15% of the total number of issued shares of the Company for the time being
		Management	For	For
-	Transact any other business	Non-Voting

CAPITACOMMERCIAL TRUST
Security	Y1091F107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	SG1P32918333	Agenda		702338725 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Receive and adopt the report of HSBC Institutional Trust Services
(Singapore) Limited, as trustee of CCT (the Trustee), the
Statement by  CapitaCommercial Trust Management Limited, as
Manager of CCT (the  Manager) and the audited financial
statements of CCT for the FYE   ended 31 DEC 2009 and the
Auditors' report thereon
		Management	For	For
2	Re-appointment of Messrs KPMG LLP as the Auditors of CCT to hold office until the conclusion of the next AGM of CCT, and authorise the Manager to fix their remuneration	Management	For	For
3
Authorize the Manager, to: (a) (i) issue units in CCT (Units)
whether by way of rights, bonus or otherwise; and/or (ii) make or grant offers, agreements or options (collectively, Instruments) that might or would require Units to be issued, including but not limited to the creation and issue of (as well as adjustments to) securities, warrants, debentures or other instruments convertible into Units, at any time and upon such terms and conditions and for such
purposes and to such persons as the Manager may in its absolute discretion deem fit; and (b) issue Units in pursuance of any
Instrument made or granted by the Manager while this Resolution was in force (notwithstanding that the.CONTD
		Management	For	For
-
CONTD.authority conferred by this Resolution may have ceased to be in force),-provided that: (1) the aggregate number of Units to be issued pursuant to-this Resolution (including Units to be issued in pursuance of Instruments-made or granted pursuant to this
Resolution) shall not exceed 50% of the-total number of issued
Units (excluding treasury Units, if any) (as-calculated in
accordance with this resolution), of which the aggregate number-
of Units to be issued other than on a pro rata basis to Unitholders does not-exceed 20% of the total number of issued Units
(excluding treasury Units, if-any) (as calculated in accordance with this resolution); (2) subject to such-manner of calculation.CONTD
Non-Voting
-
CONTD.as may be prescribed by the Singapore Exchange
Securities Trading-Limited (SGX-ST) for the purpose of
determining the aggregate number of Units-that may be issued under this resolution, the total number of issued Units-(excluding treasury Units, if any) shall be based on the number of issued-
Units (excluding treasury Units, if any) at the time this Resolution is-passed, after adjusting for: (a) any new Units arising from the conversion or-exercise of any Instruments which are outstanding at the time this Resolution-is passed; and (b) any subsequent bonus issue, consolidation or subdivision-of Units; (3) in
exercising the authority conferred by this Resolution, the-
Manager.CONTD
Non-Voting
-
CONTD.shall comply with the provisions of the Listing Manual of the SGX-ST-for the time being in force (unless such compliance has been waived by the-SGXST) and the trust deed constituting
CCT (as amended) (the Trust Deed) for-the time being in force
(unless otherwise exempted or waived by the Monetary-Authority of Singapore);  Authority expires the earlier or until the-conclusion of the next AGM of CCT or the date by which the next AGM of
CCT is-required by applicable regulations to be held ; where the terms of the issue-of the Instruments provide for adjustment to the number of Instruments or-Units into which the Instruments may be converted, in the event of.CONTD
Non-Voting
-
CONTD.rights, bonus or other capitalization issues or any other events, and-to issue additional Instruments or Units pursuant to such adjustment-notwithstanding that the authority conferred by this Resolution may have-ceased to be in force at the time the
Instruments or Units are issued; and to-complete and do all such acts and things (including executing all such-documents as may be required) as the Manager or, as the case may be, the-Trustee may consider expedient or necessary or in the interest of CCT to give-effect to the authority conferred by this Resolution
Non-Voting
4
Authorize the Manager, contingent on the passing of Resolution 3, to fix the issue price for Units that may be issued by way of placement pursuant to the 20% sub-limit for the issue of Units on a non pro rata basis referred to in Resolution 3, at a discount exceeding 10% but not more than 20% of the price as determined in accordance with the Listing Manual of the SGX-ST, until 31
DEC 2010 or such later date as may be determined by the SGX-
ST
		Management	For	For
-	Transact such other business	Non-Voting

CATHAY PACIFIC AIRWAYS LTD
Security	Y11757104	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	HK0293001514	Agenda		702344324 - Management
Item	Proposal	Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'FOR' OR 'AGAINST' ONLY FOR-THE RESOLUTION "1". THANK YOU.		Non-Voting
1.
Approve the entering into of the Framework Agreement by the
Company and its subsidiaries (as specified) and the Transaction
(terms specified in the circular to shareholders of the Company dated 8 APR 2010 having the same meanings when used in this
resolution)
		Management	For	For

FIRST RES LTD
Security	Y2560F107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	SG1W35938974	Agenda		702348245 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the Directors' report and the audited accounts for the FYE 31 DEC 2009, together with the Auditor's report thereon	Management	For	For
2	Declare a final dividend of Singapore 1.18 cents one tier tax exempt per ordinary share for the YE 31 DEC 2009	Management	For	For
3	Re-elect Mr Lim Seong, as a Director, who retires by rotation pursuant to Article 93 of the Articles of Association of the Company	Management	For	For
4	Re-elect Mr Teng Cheong Kwee, as a Director, who retires by rotation pursuant to Article 93 of the Articles of Association of the Company	Management	For	For
5	Approve the payment of Directors' fees of SGD 335,000 for the FYE 31 DEC 2009	Management	For	For
6	Re-appoint Messrs Ernst & Young LLP as the Auditors and authorize the Directors to fix their remuneration	Management	For	For
-	Transact any other business	Non-Voting
7
Authorize the Directors of the Company pursuant to Section 161 of the Companies Act, Cap. 50 and Rule 806 of the listing manual of the Singapore Exchange Securities Trading Limited  "SGX-ST"
, the Directors of the Company be authorised and empowered to:
(a) (i) issue shares in the Company  shares whether by way of rights, bonus or otherwise; and/or (ii) make or grant offers, agreements or options  collectively, "Instruments"  that might or would require shares to be issued, including but not limited to the creation and issue of  as well as adjustments to  options, warrants, debentures or other instruments convertible into shares, at any time and upon such terms and conditions and for such purposes and to such persons as the Directors of the Company may in their absolute discretion deem fit;CONTD...
		Management	For	For
-
and (b)  notwithstanding the authority conferred by this Resolution may have-ceased to be in force  issue shares pursuant to any instrument made or-granted by the Directors of the Company
while this Resolution was in force,-provided that: (1) the aggregate number of shares  including shares to be-issued in pursuance of the Instruments, made or granted pursuant to this-Resolution  and
Instruments to be issued pursuant to this Resolution shall-not exceed fifty percent  50%  of the total number of issued shares in the-capital of the Company  as calculated in accordance with sub-
paragraph (2)-below , of which the aggregate number of shares and Instruments to be issued-other than on a pro rata basis to existing shareholders of the Company shall-not exceed twenty percent  20%  of the CONTD...
Non-Voting
-
total number of issued shares in the capital of the Company  as calculated in-accordance with sub-paragraph (2) below); (2)
subject to such calculation as-may be prescribed by the SGX-ST for the purpose of determining the aggregate-number of shares and Instruments that may be issued under sub-paragraph (1)-
above, the percentage of issued shares and Instruments shall be based on the-total number of issued shares in the capital of the
Company at the time of-the passing of this Resolution, after adjusting for: (a) new shares arising-from the conversion or exercise of the Instruments or any convertible-securities; (b) new shares arising from exercising share options or vesting-of share awards outstanding and subsisting at the time of the passing of this-Resolution; and (c) any subsequent bonus issue, CONTD...
Non-Voting
-
consolidation or subdivision of shares; (3) until 31 DEC 2010 or such period-as may be determined by SGX-ST, the 50% limit in sub-paragraph (1) above may-be increased to 100% for the
Company to undertake pro-rata renounceable-rights issues; (4) in exercising the authority conferred by this Resolution,-the
Company shall comply with the provisions of the Listing Manual of the-SGX-ST for the time being in force  unless such compliance has been waived by-the SGX-ST  and the Articles of Association of the Company;  Authority-expires the earlier of the conclusion of the next AGM of the Company or the-date by which the next AGM of the Company is required by Law to be held
Non-Voting
8
Authorize to issue shares other than on a pro-rata basis pursuant to the aforesaid share issue mandate at discounts not exceeding
20% of the weighted average price for trades done on the
Singapore Exchange Securities Trading Limited  SGX-ST
pursuant to the aforesaid share issue mandate being obtained, the
Directors of the Company be hereby authorised and empowered
to issue shares  other than on a pro-rata basis to the shareholders of the Company  at a discount  the Discount  not exceeding 10%
to the weighted average price  the Price  for trades done on the
SGX-ST for the full market day on which the placement or
subscription agreement in relation to such shares is executed  or if not available for a full market day, the weighted average price must be based CONTD...
		Management	For	For
-
on the trades done on the preceding market day up to the time the placement-or subscription agreement is executed , provided that in exercising the-authority conferred by this resolution: (a) the
Company complies with the-provisions of the Listing Manual of the
SGX-ST for the time being in force-unless such compliance has been waived by the SGX-ST  and (b) the Company-may, until 31
DEC 2010 or such other expiration date as may be determined by-
SGX-ST, increase the Discount to an amount exceeding 10% but not more than-20% of the Price for shares to be issued,  Authority expires the earlier of-the conclusion of the next AGM of the
Company or the date by which the next-AGM of the Company is
required by Law to be held
Non-Voting

WILMAR INTL LTD
Security	Y9586L109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	SG1T56930848	Agenda		702349689 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive and adopt the audited accounts for the YE 31 DEC 2009 and the reports of the Directors and Auditors thereon	Management	For	For
2.	Approve the payment of a proposed final one-tier tax exempt dividend of SGD 0.05 per ordinary share for the YE 31 DEC 2009	Management	For	For
3.	Approve the payment of the Director's fees of SGD 360,000 for the YE 31 DEC 2009	Management	For	For
4.	Re-elect Mr. Leong Horn Kee as a Director, retiring under Article 99	Management	For	For
5.	Re-elect Mr. Lee Hock Kuan as a Director, retiring under Article 99	Management	For	For
6.	Re-elect Mr. Kuok Khoon Ean as a Director, retiring under Article 99	Management	For	For
7.	Re-elect Mr. John Daniel Rice as a Director, retiring under Article 99	Management	For	For
8.	Re-elect Mr. Kuok Khoon Chen as a Director, retiring under Article 100	Management	For	For
9.	Re-appoint Ernst & Young LLP as the Auditors of the Company and to authorise the Directors to fix their remuneration	Management	For	For
10.
Approve, for the renewal of the mandate for the purposes of
Chapter 9 of the Listing Manual of Singapore Exchange Securities
Trading Limited, for the Company, its subsidiaries and associated
Companies [within the meaning of the said Chapter 9] or any of them to enter into transactions falling within the categories of
Interested Person Transactions as set out in the Company's
Addendum to Shareholders dated 01 APR 2010 [being an
addendum to the Annual Report of the Company for the FYE 31
DEC 2009 [the Addendum], with any party who is of the class or classes of interested persons described in the Addendum,
provided that such transactions are carried out on normal
commercial terms and will not be prejudicial to the interests of the
Company and its minority shareholders and are in accordance
with the procedures as set out in the Addendum [the IPT
Mandate]; [authority expires until the next AGM of the Company is held or is required by law to be held]; and authorize the Directors of the Company and/or to do all such acts and things [including, without limitation, executing all such documents as may be
required] as they and/or he may consider expedient or necessary or in the interests of the Company to give effect to the IPT
Mandate and/or this resolution
		Management	For	For
11.
Authorize the Directors of the Company, pursuant to Section 161 of the Companies Act, Chapter 50, and the listing rules of the
Singapore Exchange Securities Trading Limited [the ''SGX-ST'']
(including any supplemental measures thereto from time to time), to: issue shares in the capital of the Company whether by way of rights, bonus or otherwise; make or grant offers, agreements or options [collectively, Instruments] that might or would require shares to be issued or other transferable rights to subscribe for or purchase shares including but not limited to the creation and issue of warrants, debentures or other instruments convertible into shares; and issue additional Instruments arising from adjustments
		Management	For	For

made to the number of Instruments previously issued, while the authority conferred by shareholders was in force, in accordance with the terms of issue of such Instruments, [notwithstanding that such authority conferred by shareholders may have ceased to be in force]; at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute discretion deem fit; and [notwithstanding the authority conferred by the shareholders may have ceased to be in force]
issue shares in pursuance of any Instrument made or granted by the Directors while the authority was in force or any additional
Instrument referred to in [a][iii] above, provided always that (i) (a)
except in respect of a pro rate renounceable rights issue [the
Other Share Issue], the aggregate number of shares to be issued pursuant to this resolution [including shares to be issued in pursuance of Instruments made or granted pursuant to this
resolution] does not exceed 50% of the total number of issued shares [excluding treasury shares] in the capital of the Company at the time of passing of this Resolution [as specified in
accordance with subparagraph (ii) below], of which the aggregate number of shares other than on a pro rata basis to existing
shareholders [including shares to be issued in pursuance of
Instruments made or granted pursuant to this resolution] does not exceed 20% of the total number of issued shares [excluding
treasury shares] in the capital of the Company at the time of passing of this resolution [as specified in accordance with
subparagraph (ii) below]; in respect of a pro rate renounceable rights issue [the Renounceable Rights Issue] , the aggregate number of shares to be issued [including shares to be issued in pursuance of instruments made or garanted in connection with such renounceable rights issue] does not exceed 100% of the
total number of issued shares [excluding treasury shares] in the capital of the Company [as specified in accordance with
subparagraph (ii) below]; and the number of shares to be issued pursuant to the Other Shares Issues and Renounceable Rights
Issue shall not , in aggregate, exceed 100% of the total number of issued shares [excluding treasury shares] in the capital of the
Company [as specified in accordance with subparagraph (ii)
below]; [subject to such manner of calculation as prescribed by
SGX-ST for the purpose of determining the aggregate number of shares that may be issued under subparagraph (I) above], the percentage of the issued shares is based on the Company's total number of issued shares (excluding treasury shares) at the time of the passing of this Resolution after adjusting for: (i) new shares arising from the conversion or exercise of convertible securities;
(ii) new shares arising from the exercise of share options or vesting of share awards outstanding or subsisting at the time of the passing of this Resolution, provided the options or awards were granted in compliance with Part VIII of Chapter 8 of the
Listing Manual of SGX-ST; and (iii) any subsequent bonus issue, consolidation or subdivision of the Company s shares; and
[Authority expired earlier the conclusion of the next AGM or the date by which the next AGM of the Company is required by law to be held]

12.
Authorize the Directors of the Company to offer and grant options from time to time in accordance with the provisions of the Wilmar
Executives' Share Option Scheme 2009 of the Company [Wilmar
ESOS 2009] and, pursuant to Section 161 of the Companies Act,
Chapter 50, to allot and issue from time to time such number of shares in the capital of the Company as may be required to be issued pursuant to the exercise of options granted [while the authority conferred by this resolution is in force] under the Wilmar
ESOS 2009, notwithstanding that the authority conferred by this
		Management	For	For

resolution may have ceased to be in force, provided that the aggregate number of shares to be issued pursuant to the Wilmar
ESOS 2009 and all other share-based incentive schemes of the
Company [including but limited to the Wilmar Executives Share
Option Scheme 2000] if any, shall not exceed 15% of the total number of issued shares [excluding treasury shares] of the capital of the Company from time to time, as determined in accordance with the provisions of the Wilmar ESOS 2009

13.
Authorize the Board of Directors of the Company , contingent upon passing of Resolution 11 above and subject to the provisions of the Listing Manual of the Singapore Exchange Securities
Trading Limited [the SGX-ST] [including any supplemental
measures thereto from time to time] to undertake placements of new shares on a pro rata basis priced at a discount exceeding
10% but not more than 20% of the weighted average price as
determined in accordance with the requirements of the Listing
Manual of SGX-ST [including any supplemental measures thereto from time to time]; and [unless revoked or varied by the Company in general meeting] the authority conferred by this Resolution
[Authority expires shall, unless revoked or varied by the Company in general meeting, continue in force until the next AGM of the
Company is held or is required by law to be held], or 31 DEC 2010
[or such other period as may be permitted by the SGX-ST],
whichever is the earliest
		Management	For	For

WILMAR INTL LTD
Security	Y9586L109	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	SG1T56930848	Agenda		702349691 - Management
Item	Proposal	Type	Vote	For/Against Management
1.
Authorize the Company, for the purposes of Sections 76C and
76E of the Companies Act, Chapter 50 of Singapore (the Act), the
exercise by the Share Purchase Committee of all the powers of the Company to purchase or otherwise acquire issued ordinary shares of the Company (the shares) not exceeding in aggregate the Prescribed Limit (as hereinafter defined), at such price or prices as may be determined by the Share Purchase Committee
from time to time up to the Maximum Price (as specified), whether by way of: (i) on-market purchases (each an on-market share
purchase) on the Singapore Exchange Securities Trading Limited
(the SGX-ST); and/or (ii) off-market purchases (each an off-
market share purchase) effected in accordance with any equal access scheme(s) as may be determined or formulated by the
Share Purchase Committee as they may consider fit, which
scheme(s) shall satisfy all the conditions prescribed by the Act, and otherwise in accordance with all other laws and regulations and rules of the SGX-ST as may for the time being be applicable, be authorized and approved generally and unconditionally (the share purchase mandate); [Authority expires the earliest of the date on which the next AGM of the Company is held; or the date by which the next AGM of the Company is required by law to be held]; or authorize the Directors of the Company and/or each of them to complete and do all such acts and things as they and/or he may consider necessary, desirable, expedient, incidental or in the interests of the Company to give effect to the transactions contemplated and/or authorized by this ordinary resolution
		Management	For	For

WILMAR INTL LTD
Security	Y9586L109	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	SG1T56930848	Agenda		702365998 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve the proposed offer and grant to Mr. Kuok Khoon Hong, a controlling shareholder of the Company, of option[s] pursuant to and in accordance with the rules of the 2009 Option Scheme on the following terms, as specified and authorize the Directors to allot and issue shares upon the exercise of such options(s), as specified
		Management	For	For
2
Approve the proposed offer and grant to Mr. Martua Sitorus, a controlling shareholder of the Company, of option[s] pursuant to and in accordance with the rules of the 2009 Option Scheme on the following terms, as specified and authorize the Directors to allot and issue shares upon the exercise of such options(s), as specified
		Management	For	For

CHINA HONGXING SPORTS LTD
Security	G2154D112	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	BMG2154D1121	Agenda		702366988 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the Directors' report and the audited accounts of the Company for the FYE 31 DEC 2009 together with the Auditors' report thereon	Management	For	For
2	Declare a final dividend of RMB 0.01 per share for the YE 31 DEC 2009	Management	For	For
3	Re-elect Mr. Wu Rongguang as a Director, who retires pursuant to Bye-law 104 of the Company	Management	For	For
4	Approve the payment of the Directors' fees of SGD 215,000 for the YE 31 DEC 2010	Management	For	For
5	Re-appoint Messrs Foo Kon Tan Grant Thornton LLP and RSM Nelson Wheeler as the Company's Auditors and authorize the Directors to fix their remuneration	Management	For	For
-	Transact any other business	Non-Voting
6
Authorize the Directors of the Company, pursuant to Rule 806 of the Listing Manual of the Singapore Exchange Securities Trading
Limited (SGXST), to: issue shares in the Company (shares)
whether by way of rights, bonus or otherwise; and/or make or grant offers, agreements or options (collectively, Instruments) that might or would require shares to be issued, including but not limited to the creation and issue of (as well as adjustments to)
options, warrants, debentures or other instruments convertible into shares, at any time and upon such terms and conditions
and.CONTD
		Management	For	For
-
CONTD.for such purposes and to such persons as the Directors of the Company-may in their absolute discretion deem fit; and
(notwithstanding the authority-conferred by this Resolution may have ceased to be in force) issue shares in-pursuance of any
Instrument made or granted by the Directors of the Company-
while this Resolution was in force, (the Share Issue Mandate)
provided that:-(1) save as provided in this resolution, the
aggregate number of shares-(including shares to be issued in pursuance of the Instruments, made or-granted pursuant to this
Resolution) and.CONTD
Non-Voting
-
CONTD.Instruments to be issued pursuant to this Resolution shall not exceed-50% of the total number of issued shares (excluding treasury shares) in the-capital of the Company (as calculated in accordance with this resolution), of-which the aggregate number of shares and Instruments to be issued other than-on a pro rata basis to existing shareholders of the Company shall not exceed-
20% of the total number of issued shares (excluding treasury shares) in the-capital of the Company (as calculated in
accordance with this resolution);-the aggregate number of shares
(including.CONTD
Non-Voting
-
CONTD.shares to be issued in pursuance of the Instruments,
made or granted-pursuant to this Resolution) and Instruments to be issued to existing-shareholders via a pro-rata renounceable rights issue pursuant to this-Resolution shall not exceed 100% of the total number of issued shares-(excluding treasury shares) in the capital of the Company (as calculated in-accordance with this resolution); (subject to such calculation as may be-prescribed by the SGX-ST) for the purpose of determining the aggregate
number-of shares and Instruments that may be issued under
this.CONTD
Non-Voting
-
CONTD.resolutions, the percentage of issued shares and
Instruments shall be-based on the number of issued shares
(excluding treasury shares) in the-capital of the Company at the time of the passing of this Resolution, after-adjusting for: (a) new shares arising from the conversion or exercise of the-Instruments or any convertible securities; (b) new shares arising from-
exercising share options or vesting of share awards outstanding and-subsisting at the time of the passing of this Resolution; and
(c),  any-subsequent consolidation or subdivision of shares;  in exercising the Share-Issue.CONTD
Non-Voting
-
CONTD.Mandate conferred by this Resolution, the Company shall comply with the-provisions of the Listing Manual of the SGX-ST for the time being in force-(unless such compliance has been waived by the SGX-ST) and the Articles of-Association of the
Company; and  Authority expires the earlier or until the-conclusion of the next AGM of the Company or the date by which the next
AGM-of the Company is required by law to be held or in the case of shares to be-issued in pursuance of the Instruments, made or granted pursuant to this-Resolution, until the issuance of such shares in accordance with the terms of-the Instruments or in relation to this resolution, 31 DEC 2010 or such other-deadline as may be extended by the SGX-ST
Non-Voting
7
Authorize the Directors of the Company, subject to and pursuant to the Share Issue Mandate being obtained in Resolution 6, to issue shares (including shares to be issued in pursuance of the
Instruments, made or granted pursuant to the Share Issue
Mandate) other than on a pro rata basis at an issue price per share as the Directors of the Company may in their absolute
discretion deem fit provided that such price.CONTD
		Management	For	For
-
CONTD.shall not represent a discount of more than 20% to the weighted average-price per share determined in accordance with the requirements of the SGX-ST;-and  Authority expires the earlier or until the conclusion of the next AGM of-the Company or the date by which the next AGM of the Company is required by-law to be held or 31 DEC 2010 or such other deadline as may be
extended by-the SGX-ST
Non-Voting
8
Authorize the Directors of the Company to offer and grant options under the China Hongxing Employee Share Option Scheme (the
Scheme) and to issue from time to time such number of shares in the capital of the Company as may be required to be issued
pursuant to the exercise of options granted by the Company under the Scheme, whether granted during the subsistence of this
authority or.CONTD
		Management	For	For
-
CONTD.otherwise, provided always that the aggregate number of additional-ordinary shares to be issued pursuant to the Scheme shall not exceed 15% of-the issued shares in the capital of the
Company from time to time; and-Authority expires the earlier or until the conclusion of the next AGM of the-Company or the date by which the next AGM of the Company is required by law-to be held
Non-Voting
9
Authorize the Directors of the Company to make purchases or
otherwise acquire issued shares in the capital of the Company from time to time (whether by way of market purchases or off-
market purchases on an equal access scheme) of up to 10% of
the issued shares in the capital of the Company (as ascertained as at the date of AGM of the Company) at the price of up to but not exceeding the Maximum Price as specified in.CONTD
		Management	For	For
-
CONTD.paragraph 3 of Letter to Shareholders dated 13 APR
2010 (the Letter),-in accordance with the Authority and limits on the Share Purchase Mandate as-specified in the Letter; and
Authority expires the earlier or until the-conclusion of the next
AGM of the Company or the date by which the next AGM-of the
Company is required by law to be held
Non-Voting

WOODSIDE PETROLEUM LTD
Security	980228100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	30-Apr-2010
ISIN	AU000000WPL2	Agenda		702311313 - Management
Item	Proposal	Type	Vote	For/Against Management
1	To receive and consider the financial report of the Company and the reports-of the Directors and Auditor for the YE 31 DEC 2009	Non-Voting
2	Re-elect Dr. Andrew Jamieson as a Director	Management	For	For
3	Adopt the remuneration report for the YE 31 DEC 2009	Management	For	For

ASCOTT RESIDENCE TRUST
Security	Y0261Y102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	30-Apr-2010
ISIN	SG1T08929278	Agenda		702320045 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Receive and adopt the report of DBS Trustee Limited, as trustee of Ascott Reit (the Trustee), the Statement by Ascott Residence
Trust Management Limited, as Manager of Ascott Reit (the
Manager) and audited financial statements of Ascott Reit for the
FYE 31 DEC 2009 and the Auditors' report thereon
		Management	For	For
2	Re-appointment of Messrs. KPMG LLP as the Auditors of Ascott Reit and to hold office until the conclusion of the next AGM of Ascott Reit and authorize the Manager to fix their remuneration	Management	For	For
3
Authorize the Manager to: issue units in Ascott Reit (Units)
whether by way of rights, bonus or otherwise; and/or  make or grant offers, agreements or options (collectively, Instruments) that might or would require Units to be issued, including but not limited to the creation and issue of (as well as adjustments to) securities, warrants, debentures or other instruments convertible into Units, at any time and upon such terms and conditions and for such
purposes and to such persons as the Manager may in its.CONTD
		Management	For	For
-
CONTD.absolute discretion deem fit; and issue Units in pursuance of any-Instrument made or granted by the Manager while this
Resolution was in force-(notwithstanding that the authority
conferred by this Resolution may have-ceased to be in force), provided that: (1) the aggregate number of Units to-be issued pursuant to this Resolution (including Units to be issued in-
pursuance of Instruments made or granted pursuant to this
Resolution): (a)-(until 31 DEC 2010 or such later date as may be determined by the-Singapore.CONTD
Non-Voting
-
CONTD.Exchange Securities Trading Limited (the SGX-ST) but in
any event-subject to this Resolution) by way of renounceable rights issues on a pro-rata basis (such renounceable rights issues as authorized by this Resolution,-Renounceable Rights Issues) to the Unitholders shall not exceed 100% of the-total number of issued Units (excluding treasury Units, if any) (as-calculated in accordance with this Resolution); and (b) by way of unit issues-
other than Renounceable Rights Issues (Other Unit Issues) shall
not-exceed.CONTD
Non-Voting
-
CONTD.50% of the total number of issued Units (excluding
treasury Units, if-any) (as calculated in accordance with this
Resolution), of which the-aggregate number of Units to be issued other than on a pro rata basis to-Unitholders shall not exceed 20%
of the total number of issued Units-(excluding treasury Units, if any) (as calculated in accordance with this-Resolution); the Units to be issued under Renounceable Rights Issues and-Other Unit
Issues shall not, in aggregate, exceed 100% of the total number of-issued Units.CONTD
Non-Voting
-
CONTD.(excluding treasury Units, if any) (as calculated in
accordance with-this Resolution); subject to such manner of
calculation as may be prescribed-by the SGX-ST for the purpose of determining the aggregate number of Units-that may be issued under this Resolution, the total number of issued Units-(excluding treasury Units, if any) shall be based on the number of issued-
Units (excluding treasury Units, if any) at the time this Resolution is-passed, after adjusting for: (a) any new Units arising from the conversion or-exercise of.CONTD
Non-Voting
-
CONTD.any Instruments which are outstanding at the time this
Resolution is-passed; and (b) any subsequent bonus issue,
consolidation or subdivision of-Units; in exercising the authority conferred by this Resolution, the Manager-shall comply with the provisions of the Listing Manual of the SGX-ST for the-time being in force (unless such compliance has been waived by the SGX-
ST)-and the trust deed constituting Ascott Reit (as amended, varied or-supplemented from time to time) (the Trust Deed) for the time being in.CONTD
Non-Voting
-
CONTD.force (unless otherwise exempted or waived by the
Monetary Authority of-Singapore);  Authority expires the earlier or until the conclusion of the-next AGM of Ascott Reit or the date by which the next AGM of Ascott Reit is-required by applicable
regulations to be held ; where the terms of the issue-of the
Instruments provide for adjustment to the number of Instruments or-Units into which the Instruments may be converted, in the event of rights,-bonus or other capitalization issues or any other events, and to.CONTD
Non-Voting
-
CONTD.issue additional Instruments or Units pursuant to such adjustment-notwithstanding that the authority conferred by this
Resolution may have-ceased to be in force at the time the
Instruments or Units are issued; and to-complete and do all such acts and things (including executing all such-documents as may be required) as the Manager or, as the case may be, the-Trustee may consider expedient or necessary or in the interest of Ascott
Reit-to give effect to the authority conferred by this Resolution
Non-Voting
4
Authorize the Manager, contingent on the passing of Resolution 3, to fix the issue price for Units that may be issued by way of placement pursuant to the 20% sub-limit for Other Unit Issues on a non pro rata basis referred to in Resolution 3, at a discount exceeding 10% but not more than 20% of the price as determined in accordance with the Listing Manual of the SGX-ST;  Authority expires the earlier or until 31 DEC 2010 or such later date as may be determined by the SGX-ST, but in any event not later than the conclusion of the next AGM of Ascott Reit or the date by which the next AGM of Ascott Reit is required by applicable regulations to be held
		Management	For	For
-	Transact such other business	Non-Voting

MIDAS HOLDINGS LTD
Security	Y6039M114	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	30-Apr-2010
ISIN	SG1P73919000	Agenda		702345530 - Management
Item	Proposal	Type	Vote	For/Against Management
O.1
Approve, subject to and contingent upon the passing of Special
Resolution 1: the issue of up to 300,000,000 Offer Shares and up to 40,000,000 Additional shares in the event of the exercise of the
Over-allotment Option in the Global Offering at an offer price of not more than 10% discount to the SGX-ST Market Price,
pursuant to such structure, in such manner, on such terms and at such time, as the Board of Directors of the Company may
determine and all matters relating thereto; the listing of the Shares including the New Shares  of the Company on the SEHK and all matters relating thereto; and authorize the Director of the
Company to take all necessary steps, to do all such acts and things and sign all such documents and deed  including approving any matters in relation to the Global Offering  CONTD
		Management	For	For
-
CONTD as they may consider necessary, desirable or expedient to give effect-to or carrying into effect this resolution, provided where the Company seal-is required to be affixed to the
documents and deeds, such documents and-deeds shall be
signed and the Company seal shall be affixed in accordance-with the Articles of Association of the Company
Non-Voting
S.1
Adopt, subject to and contingent upon the passing of Ordinary
Resolution 1, the new Articles of Association  the "Articles"  of the
Company  as specified , which contain all the proposed
amendments to the existing Articles of the Company as specified, and take effect as the new Articles of the Company in substitution for and to the exclusion of all the existing Articles of the Company upon the listing of the New Shares on SEHK
		Management	For	For
S.2
Adopt the Chinese name as the Company's secondary name and
authorize the Company and any Director to complete and do all such acts and things, including without limitation, to sign, to seal, execute ad deliver all such documents and deeds and approve
any amendment, alteration or modification to any document, as they may consider necessary, desirable or expedient to give effect to this resolution as they may think it
		Management	For	For

NOBLE GROUP LTD
Security	G6542T119	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	30-Apr-2010
ISIN	BMG6542T1190	Agenda		702347863 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive and adopt the statements of accounts and the reports of the Directors and the Auditors for the FYE 31 DEC 2009	Management	For	For
2.	Declare a final dividend of USD 3.6 cents per share for the YE 31 DEC 2009	Management	For	For
3.	Re-elect Mr. Richard Samuel Elman as a Director, who retires pursuant to Bye-law 86(1)	Management	For	For
4.	Re-elect Mr. Harindarpal Singh Banga as a Director, who retires pursuant to Bye-law 86(1)	Management	For	For
5.	Re-elect Mr. Alan Howard Smith as a Director, who retires pursuant to Bye-law 86(1)	Management	For	For
6.	Re-elect Mr. David Gordon Eldon as a Director, who retires pursuant to Bye-law 86(1)	Management	For	For
7.	Re-elect Mr. Tobias Josef Brown as a Director, who retires pursuant to Bye-law 85(2)	Management	For	For
8.	Approve the Directors' fees for the YE 31 DEC 2009	Management	For	For
9.	Re-appoint Messrs. Ernst & Young as the Company's Auditors and authorize the Directors to fix their remuneration	Management	For	For
	Transact such other business	Non-Voting
10.
Authorize the Directors of the Company, to: (A) (a) issue ordinary shares of HKD 0.25 each (or of such other par value as may result from any capital subdivision and/or consolidation of the Company)
in the capital of the Company ("Shares") whether by way of rights, bonus or otherwise; and/or (b) make or grant offers, agreements or options (collectively, "Instruments") that might or would require
Shares to be issued, including but not limited to the creation and issue of (as well as adjustments to) warrants, debentures or other instruments convertible into Shares, at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute discretion deem fit; and (B)
(notwithstanding that the authority conferred by this resolution may have ceased to be in force) issue Shares in pursuance of any
Instrument made or granted by the Directors while this resolution was in force, provided that: (a) the aggregate number of Shares to be issued pursuant to this resolution (including Shares to be issued in pursuance of Instruments made or granted pursuant to this resolution) does not exceed 50% of the total number of issued
Shares, excluding treasury shares, of the Company (as calculated in accordance with this resolution below), of which the aggregate number of Shares to be issued other than on a pro rata basis to shareholders of the Company ("Shareholders") (including Shares to be issued in pursuance of Instruments made or granted
pursuant to this resolution) does not exceed 20% of the total number of issued Shares, excluding treasury shares, of the
Company (as calculated in accordance with this resolution below);
(b) (subject to such manner of calculation as may be prescribed by the Singapore Exchange Securities Trading Limited ("SGX-
ST")) for the purpose of determining the aggregate number of
Shares that may be issued under this resolution above, the total number of issued Shares, excluding treasury shares, shall be
		Management	For	For

based on the total number of issued Shares, excluding treasury shares, of the Company at the time this resolution is passed, after adjusting for: (i) new Shares arising from the conversion or exercise of any convertible securities or share options or vesting of share awards which are outstanding or subsisting at the time this resolution is passed; and (ii) any subsequent bonus issue, consolidation or subdivision of Shares; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM is to be held by law]

11.
Authorize the Directors of the Company, to purchase or acquire issued and fully paid Shares not exceeding in aggregate the
Prescribed Limit (as specified), at such price or prices as may be determined by the Directors from time to time up to the Maximum
Price (as specified), by way of market purchases (each a "Market
Purchase") on the SGXST or any other Stock Exchange on which the Shares may for the time being be listed and quoted and
otherwise in accordance with the Companies Act 1981 of
Bermuda (the "Bermuda Act") and all other laws, regulations and rules of the SGX-ST as may for the time being be applicable
("Share Purchase Mandate"); [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM is to be held by law]; to complete and do all such acts and things (including executing such documents as may be required) as they may consider
expedient or necessary to give effect to the transactions
contemplated by this resolution
		Management	For	For
12.
Authorize the Directors of the Company to offer and grant options in accordance with the provisions of the Noble Group Share
Option Scheme 2004 (the "Scheme") and to allot and issue from time to time such Shares as may be allotted and issued pursuant to the exercise of options under the Scheme, provided always that the aggregate number of Shares to be allotted and issued
pursuant to the Scheme, when added to the number of Shares
issued and issuable in respect of all options granted under the
Scheme and Shares subject to any other share schemes of the
Company, shall not exceed 15% of the total number of issued
Shares, excluding treasury shares, of the Company from time to time
		Management	For	For
13.
Authorize the Directors of the Company to allot and issue from time to time such number of Shares as may be required to be
allotted and issued pursuant to the Noble Group Limited Scrip
Dividend Scheme ("Scrip Dividend Scheme")
		Management	For	For
14.
Authorize the Directors of the Company to: (A) offer and grant awards in accordance with the provisions of the Noble Group
Performance Share Plan (the "Plan"); and (B) allot and issue from time to time such number of Shares as may be required to be
allotted and issued pursuant to the vesting of Awards under the
Plan, provided that the aggregate number of Shares allotted and issued and/or to be allotted and issued pursuant to the Plan, when aggregated with the number of Shares issued and issuable in
respect of all options granted under any of the Share Option
Schemes of the Company and Shares subject to any other share schemes of the Company, shall not exceed 15% of the total
number of issued Shares, excluding treasury shares, from time to time
		Management	For	For
15.
Authorize the Directors of the Company to capitalize an amount of up to HKD 553,097,702 standing to the credit of the share
premium account of the Company and that the same be applied in full payment at par for up to 2,212,390,805 new Ordinary Shares of HKD 0.25 each (the "Bonus Shares") in the share capital of the
Company, such new shares to be distributed, allotted and issued and credited as fully paid to those persons who are registered as shareholders of the Company as at such date as may be
determined by the Directors of the Company (the "Books Closure
Date"), on the basis of six Bonus Shares for every eleven existing
Ordinary Shares then held by such shareholders (the "Bonus
Issue"), all fractions (if any) being disregarded and dealt with in such manner as the Directors of the Company may deem fit for the benefit of the Company and such new shares to be treated for all purposes as an increase in the nominal amount of the issued share capital of the Company and not income and, upon issue and allotment, to rank pari passu in all respects with the existing
Ordinary Shares of HKD 0.25 each in the capital of the Company except that they shall not rank for any dividends, rights, allotments or other distributions the record date for which falls before the date on which the Bonus Shares are issued; and to give effect to and implement the Bonus Issue with full power to assent to any
condition, modification, variation and/or amendment as may be required by the relevant authorities and/or as they may deem fit or expedient in the interests of the Company
		Management	For	For

DBS GROUP HOLDINGS LTD, SINGAPORE
Security	Y20246107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	30-Apr-2010
ISIN	SG1L01001701	Agenda		702357307 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the Directors' report and audited accounts for the YE 31 DEC 2009 and the Auditors' report thereon	Management	For	For
2.	Declare a 1-tier tax exempt final dividend of 14 cents per ordinary share, for the YE 31 DEC 2009; [2008: final dividend of 14 cents per ordinary share, 1-tier tax exempt]	Management	For	For
3.A	Approve to sanction the amount of SGD 1,594,877 proposed as Directors' fees for 2009; [2008: SGD 1,475,281]	Management	For	For
3.B	Approve to sanction the amount of SGD 4,500,000 proposed as special remuneration for Mr. Koh Boon Hwee for 2009; [2008: SGD 2,000,000]	Management	For	For
4.	Re-appoint Messrs. PricewaterhouseCoopers LLP as the Auditors of the Company and authorize the Directors to fix their remuneration	Management	For	For
5.A	Re-elect Mr. Ang Kong Hua as a Director, who retires under Article 95 of the Company's Articles of Association	Management	For	For
5.B	Re-elect Mr. John Alan Ross as a Director, who retires under Article 95 of the Company's Articles of Association	Management	For	For
5.C	Re-elect Mr. Kwa Chong Seng as a Director, who retires under Article 95 of the Company's Articles of Association	Management	For	For
6.A	Re-elect Mr. Ambat Ravi Shankar Menon as a Director, who retires under Article 101 of the Company's Articles of Association	Management	For	For
6.B	Re-elect Mr. Piyush Gupta as a Director, who retires under Article 101 of the Company's Articles of Association	Management	For	For
6.C	Re-elect Mr. Peter Seah Lim Huat as a Director, who retires under Article 101 of the Company's Articles of Association	Management	For	For
7.	Re-appoint Mr. Andrew Robert Fowell Buxton as a Director, pursuant to Section 153(6) of the Companies Act, Chapter 50, to hold office from the date of this AGM until the next AGM of the Company	Management	For	For
8.A
Authorize the Board of Directors of the Company to: (a) allot and issue from time to time such number of ordinary shares in the capital of the Company (DBSH Ordinary Shares) as may be
required to be issued pursuant to the exercise of options under the
DBSH Share Option Plan; and (b) offer and grant awards in
accordance with the provisions of the DBSH Share Plan and to allot and issue from time to time such number of DBSH Ordinary
Shares as may be required to be issued pursuant to the vesting of awards under the DBSH Share Plan, provided always that: (1) the aggregate number of new DBSH Ordinary Shares to be issued
pursuant to the exercise of options granted under the DBSH
Share Option Plan and the vesting of awards granted or to be granted under the DBSH Share Plan shall not exceed 7.5% of the total number of issued shares (excluding treasury shares) in the capital of the Company from time to time; and (2) the aggregate number of new DBSH Ordinary Shares under awards to be
		Management	For	For

granted pursuant to the DBSH Share Plan during the period
commencing from the date of this AGM of the Company and
ending on the date of the next AGM of the Company or the date by which the next AGM of the Company is required by law to be held, shall not exceed 2% of the total number of issued shares
(excluding treasury shares) in the capital of the Company from time to time

8.B
Authorize the Directors of the Company to: issue shares in the capital of the Company (shares) whether by way of rights, bonus or otherwise; and/or (ii) make or grant offers, agreements or options (collectively, Instruments) that might or would require shares to be issued, including but not limited to the creation and issue of (as well as adjustments to) warrants, debentures or other instruments convertible into shares, at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute discretion deem fit; and
(notwithstanding the authority conferred by this Resolution may have ceased to be in force) issue shares in pursuance of any
Instrument made or granted by the Directors while this Resolution was in force, provided that: (1) the aggregate number of shares to be issued pursuant to this Resolution (including shares to be issued in pursuance of Instruments made or granted pursuant to this Resolution) does not exceed 50 per cent of the total number of issued shares (excluding treasury shares) in the capital of the
Company (as calculated in accordance with this Resolution), of which the aggregate number of shares to be issued other than on a pro rata basis to shareholders of the Company (including shares to be issued in pursuance of Instruments made or granted
pursuant to this Resolution) does not exceed 10% of the total number of issued shares (excluding treasury shares) in the capital of the Company (as calculated in accordance with this
Resolution); (2) (subject to such manner of calculation and
adjustments as may be prescribed by the Singapore Exchange
Securities Trading Limited (SGX-ST)) for the purpose of
determining the aggregate number of shares that may be issued under this Resolution, the percentage of issued shares shall be based on the total number of issued shares (excluding treasury shares) in the capital of the Company at the time this Resolution is passed, after adjusting for: (i) new shares arising from the conversion or exercise of any convertible securities or share options or vesting of share awards which are outstanding or
subsisting at the time this Resolution is passed; and (ii) any subsequent bonus issue, consolidation or subdivision of shares;
(3) in exercising the authority conferred by this Resolution, the
Company shall comply with the provisions of the Listing Manual of the SGX-ST for the time being in force (unless such compliance has been waived by the SGX-ST) and the Articles of Association for the time being of the Company; and [Authority expires the earlier or until the conclusion of the next AGM of the Company or the date by which the next AGM of the Company is required by law to be held]
		Management	For	For
8.C
Authorize the Directors of the Company to allot and issue from time to time such number of new ordinary shares, new non-voting non-redeemable preference shares and new non-voting
redeemable preference shares in the capital of the Company as may be required to be allotted and issued pursuant to the DBSH
Scrip Dividend Scheme
		Management	For	For

MAOYE INTERNATIONAL HOLDINGS LTD
Security	G5804G104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	30-Apr-2010
ISIN	KYG5804G1047	Agenda		702358424 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 675542 DUE TO DELETION OF-RESOLUITIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED A-ND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1.	Receive the audited consolidated financial statements of the Company and the reports of the Directors and of the Auditors for the YE 31 DEC 2009	Management	For	For
2.	Declare a final dividend of 1.5 HK cents per share for the YE 31 DEC 2009	Management	For	For
3.	Re-election of Mr. Zhong Pengyi as a Non-Executive Director of the Company	Management	For	For
4.	Re-election of Mr. Leung Hon Chuen as an independent Non- Executive Director of the Company	Management	For	For
5.	Authorize the Board of Directors of the Company to fix the respective Directors' remuneration	Management	For	For
6.	Re-appointment of Ernst & Young as Auditors of the Company and authorize the Board of Directors of the Company to fix Auditors' remuneration	Management	For	For
7.
Authorize the Directors, subject to paragraph (b) below, the exercise by the Directors of the Company during the relevant period as specified of all the powers of the Company to purchase its shares, subject to and in accordance with the applicable laws, be and is hereby generally and unconditionally approved; b) the total nominal amount of shares of the Company to be purchased pursuant to the approval in paragraph (a) above shall not exceed
10% of the total nominal amount of the issued share capital of the
Company as at the date of passing of this resolution and the said approval shall be limited accordingly; and [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM is to be held by law]
		Management	For	For
8.
Authorize the Directors, subject to paragraph (c) below, the exercise by the Directors of the Company during the relevant period as specified of all the powers of the Company to allot, issue and deal with authorized and unissued shares in the capital of the
Company and to make or grant offers, agreements and options
which might require the exercise of such powers be and is hereby generally and unconditionally approved; b) the approval in
paragraph (a) above shall authorize the Directors to make or grant offers, agreements and options during the relevant period which would or might require the exercise of such powers after the end of the relevant period; c) the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted by the Directors pursuant to the approval in paragraph (a)
above, otherwise than pursuant to: i) a rights issue as specified ;
ii) the exercise of options granted under the share option scheme
		Management	For	For

of the Company; and iii) any scrip dividend scheme or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in
accordance with the Articles of Association of the Company, shall not exceed 20% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing of this resolution and the said approval shall be limited accordingly; and
[Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next
AGM is to be held by law]

9.
Approve to extend the general mandate, conditional upon the
passing of the resolutions set out in items 8 and 9 of the notice convening this meeting the Notice , by the addition to the
aggregate nominal amount of shares which may be allotted and issued or agreed conditionally or unconditionally to be allotted and issued by the directors pursuant to such general mandate of an amount representing the aggregate nominal amount of the shares purchased by the Company pursuant to the general mandate
referred to in the resolution set out in item 8 of the notice, provided that such amount shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing of this Resolution
		Management	For	For

SWIBER HOLDINGS LTD
Security	Y8318F109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	30-Apr-2010
ISIN	SG1U13932587	Agenda		702361483 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive The Director's report and audited accounts of the Company for the YE 31 DEC 2009 together with the Auditor's report thereon	Management	For	For
2	Re-elect Mr. Francis Wong Chin Sing as a Director, who retires pursuant to Articles 93 of the Articles of Association of the Company	Management	For	For
3	Re-elect Mr. Jean Pers as a Director, who retires pursuant to Articles 93 of the Articles of Association of the Company	Management	For	For
4	Re-elect Mr. Oon Thian Seng as a Director, who retires pursuant to Articles 93 of the Articles of Association of the Company	Management	For	For
5	Re-elect Mr. Chia Fook Eng as a Director, who retires pursuant to Articles 99 of the Articles of Association of the Company	Management	For	For
6	Approve the payment of Directors' fees of USD 310,000 for the YE 31 DEC 2009	Management	For	For
7	Approve the payment of Directors' fees of USD 310,000 for the FYE 31 DEC 2010	Management	For	For
8	Re-appoint Messrs Deloitte & Touche LLP as the Company's Auditors and to authorize the Directors to fix their remuneration	Management	For	For
-	Transact such other business	Non-Voting
9
Authorize the Directors of the Company pursuant to Section 161 of the Companies Act, Chapter 50 and the listing rules of the
Singapore Exchange Securities Trading Limited (SGX-ST), to:
issue shares in the capital of the Company whether by way of bonus issue, rights issue or otherwise; and/or make or grant offers, agreements or options that might or would require shares to be issued, including but not limited to the creation and issue of
(as well as adjustments to) warrants, debentures or other
instruments convertible into shares; and/or issue additional
Instruments convertible into shares arising from adjustments made to the number of instruments at any time and upon such
terms and conditions and for such purposes and to such persons as the Directors may, in their absolute discretion, deem fit,
CONTD.
		Management	For	For
-
CONTD. and  notwithstanding the authority conferred by this
Resolution may-have ceased to be in force  issue shares in
pursuance of any Instrument made-or granted by the Directors while this resolution was in force, provided-that: the aggregate number of shares to be issued pursuant to this Resolution-by way of renounceable rights issues on a pro rata basis to shareholders of-the Company (Renounceable Rights Issues) shall not exceed
100% the total-number of issued shares in the capital of the
Company excluding treasury-shares (as calculated in paragraph below); and otherwise than by way of-renounceable rights issues
(other Shares Issues) shall not exceed 50% the-total number of issued shares in the capital of the Company excluding-treasury shares (as calculated in accordance with paragraph below),
CONTD.
Non-Voting
-
CONTD. of which the aggregate number of shares to be issued
other than on a-pro rata basis to shareholders of the Company shall not exceed 20%, of the-total number of issued shares in the capital of the Company excluding-treasury shares (as calculated in accordance with paragraph below); the-renounceable rights issues and other shares issues shall not, in aggregate,-exceed
100% the total number of issued shares in the capital of the
Company-excluding treasury shares (as calculated in paragraph below); (subject to-such manner of calculation as may be
prescribed by the SGX-ST) for the-purpose of determining the aggregate number of shares that may be issued-under
paragraphs and above, the percentage of issued shares shall be based on-the total number of issued shares in the capital of the
Company excluding-treasury shares at the time this resolution is passed, CONTD.
Non-Voting
-
CONTD. after adjusting for: new shares arising from the
conversion or-exercise of any convertible securities or shares options or vesting of share-awards which are outstanding or
subsisting at the time this Resolution is-passed; and any
subsequent bonus issue or consolidation or subdivision of-shares;
in exercising the authority conferred by this resolution, the
Company-shall comply with the provisions of the Listing Manual of the SGX-ST for the-time being in force and the Articles of
Association for the time being of the-Company; and  Authority expires shall continue in force until the conclusion-of the next
AGM of the Company or the date by which the next AGM of the-
Company is required by law to be held , whichever is the earlier
Non-Voting
10
Authorize the Directors of the Company for the purposes of the
Companies Act, Chapter 50 of Singapore (the Companies Act) to
purchase or otherwise acquire issued shares in the capital of the
Company (the Shares) not exceeding in aggregate the maximum
limit (10% of the total number of issued shares as at the date of the passing of this resolution), at such price(s) as may be
determined by the Directors from time to time up to the maximum price  in the case of market purchase , 105% of the average
closing price; in the case of an off-market purchase, to an equal access scheme in accordance with Section 76C of the Companies
Act, 120% of the average closing price), CONTD.
		Management	For	For
-
CONTD. whether by way of market purchase(s) (Market
Purchase), transacted on-the Singapore Exchange Securities
Trading Limited (SGX-ST) through the ready-market, through one or more duly licensed stock brokers appointed by the-Company for the purpose; and/or off-market purchase(s) (Off-Market
Purchase)-effected pursuant to an equal access scheme in
accordance with Section 76C of-the Companies Act, as may be
determined or formulated by the Directors as-they consider fit, which scheme(s) shall satisfy all conditions prescribed by-the
Companies Act; and otherwise in accordance with all other laws and-regulations, including but not limited to, CONTD.
Non-Voting
-
CONTD. the provisions of the Companies Act and listing rules of the SGX-ST as-may for the time being be applicable (the Share
Buy-back Mandate);  Authority-expires the earlier of the
conclusion of the next AGM of the Company is held-or required by law to be held or the date on which the purchases or-acquisitions of shares by the Company pursuant to the share buy-back
mandate-are carried out to the full extent mandate
Non-Voting
11
Authorize the Directors of the Company notwithstanding Rule 811 of the Listing Manual of the Singapore Exchange Securities
Trading Limited (SGX-ST), the Directors of the Company be and
are hereby authorized to issue shares and/or instruments other than on a pro rata basis pursuant to the aforesaid general
mandate at a discount not exceeding 20% to the weighted
average price for trades done on the SGX-ST for the full market day on which the placement or subscription agreement in relation to such shares and/or instruments is executed, provided that: in exercising the authority conferred by this resolution, CONTD.
		Management	For	For
-
CONTD. the Company shall comply with the provisions of the
Listing Manual of-the SGX-ST for the time being in force (unless such compliance has been-waived by the SGX-ST) and the
Articles of Association for the time being of-the Company; and
Authority expires the earlier of the conclusion of the next-AGM of the Company or the date by which the next AGM of the Company is-required by law to be held
Non-Voting
12
Authorize the Directors of the Company pursuant to Section 161 of the Companies Act, Chapter 50 of Singapore, to offer and grant options in accordance with the Swiber Employee Share Option
Scheme (the Scheme) and to issue such shares as may be
required to be issued pursuant to the exercise of the options granted under the Scheme provided always that the aggregate
number of shares to be issued pursuant to the scheme shall not exceed 15% of the total number of issued shares excluding
treasury shares of the Company from time to time
		Management	For	For
13
Authorize the Directors of the Company pursuant to Section 161 of the Companies Act, Chapter 50 of Singapore, the Directors of
the Company be and are hereby authorized to allot and issue from time to time such shares in the capital of the Company as may be required to be issued pursuant to the Swiber Performance Share
Plan provided always that the aggregate number of shares to be issued pursuant to the Swiber Performance Share Plan shall not exceed 15% of the total number of issued shares excluding
treasury shares of the Company from time to time
		Management	For	For

MIDAS HOLDINGS LTD
Security	Y6039M114	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	30-Apr-2010
ISIN	SG1P73919000	Agenda		702363324 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive and adopt the Directors report and audited accounts of the Company for the FYE 31 DEC 2009 together with the Auditors' report thereon	Management	For	For
2.	Declare a final dividend of 0.25 cents per ordinary share for the FYE 31 DEC 2009	Management	For	For
3.	Approve the Director's fees of SGD 120,000 for the FYE 31 DEC 2009	Management	For	For
4.	Re-elect Mr. Chen Wei Ping as a Director, who retires pursuant to Article 91 of the Company's Articles of Association	Management	For	For
5.	Re-elect Mr. Chew Chin Hua as a Director, who retires pursuant to Article 91 of the Company's Articles of Association	Management	For	For
6.	Re-elect Dr. Xu Wei Dong as a Director, who retires pursuant to Article 97 of the Company's Articles of Association	Management	For	For
7.	Re-appoint Messrs. BDO LLP as the Company's Auditors and authorize the Directors to fix their remuneration	Management	For	For
	Transact any other business	Non-Voting
8.
Authorize the Directors of the Company, pursuant to Section 161 of the Companies Act, Chapter 50 and subject to Rule 806 of the
Listing Manual of the Singapore Exchange Securities Trading
Limited [SGX-ST], to issue shares or convertible securities in the capital of the Company [whether by way of rights, bonus or
otherwise] at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute discretion deem fit provided that: the aggregate number of shares and convertible securities to be issued pursuant to this Resolution does not exceed 50% of the total number of issued shares excluding treasury shares in the capital of the
Company of which the aggregate number of shares and
convertible securities to be issued other than on a pro rata basis to existing shareholders of the Company does not exceed 20% of the total number of issued shares excluding treasury shares in the capital of the Company for the purpose of determining the
aggregate number of shares that may be [ii] issued under sub-
paragraph [i] above, the total number of issued shares excluding treasury shares shall be based on the total number of issued shares in the capital of the Company at the time this Resolution is passed, after adjusting for: new shares arising from the
conversion or exercise of any convertible securities; new shares arising from exercising share options or vesting of share awards which are outstanding or subsisting at the time this Resolution is passed provided the options or awards were granted in
compliance with Part VIII of Chapter 8 of the Listing Manual of
SGX-ST; and any subsequent consolidation or subdivision of
shares; in exercising the authority conferred by this Resolution,
		Management	For	For

the Company shall comply with the provisions of the Listing
Manual of the SGX-ST for the time being in force [unless such compliance has been waived by the SGX-ST] and the Articles of
Association for the time being of the Company; and [Authority shall continue in force until the conclusion of the next AGM of the
Company or the date by which the next AGM of the Company is
required by Law to be held, whichever is the earlier]

9.
Authorize the Directors of the Company to offer and grant options
[the Options] in accordance with the Midas Employee Share
Option Scheme [the Scheme] and pursuant to Section 161 of the
Companies Act, Chapter 50, to allot and issue from time to time such number of shares in the capital of the Company as may be required to be issued pursuant to the exercise of the Options under the Scheme provided always that the aggregate number of shares to be issued pursuant to the Scheme shall not exceed 15%
of the total number of issued shares excluding treasury shares in the capital of the Company from time to time
		Management	For	For
10.
Authorize the Directors of the Company, pursuant to Section 161 of the Companies Act, Chapter 50 of Singapore, to allot and issue from time to time such number of shares in the capital of the
Company as may be required to be allotted and issued pursuant to the Midas Holdings Scrip Dividend Scheme
		Management	For	For

DBS GROUP HOLDINGS LTD, SINGAPORE
Security	Y20246107	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	30-Apr-2010
ISIN	SG1L01001701	Agenda		702365241 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Authorize the Directors for the purposes of Sections 76C and 76E of the Companies Act, Chapter 50 [the Companies Act], to
purchase or otherwise acquire issued ordinary shares in the
capital of DBSH [ordinary shares] not exceeding in aggregate the maximum percentage [as specified], at such price or prices as may be determined by the Directors from time to time up to the maximum price [as specified], whether by way of: [i] market
purchase[s] on the Singapore Exchange Securities Trading
Limited [SGX-ST] transacted through the Central Limit Order Book trading system and/or any other securities exchange on which the ordinary shares may for the time being be listed and quoted [Other
Exchange]; and/or [ii] off-market purchase[s] [if effected otherwise than on the SGX-ST or, as the case may be, other exchange] in accordance with any equal access scheme[s] as may be
determined or formulated by the Directors as they consider fit, which scheme[s] shall satisfy all the conditions prescribed by the
Companies Act, and otherwise in accordance with all other laws and regulations and rules of the SGX-ST or, as the case may be, other exchange as may for the time being be applicable, [the share purchase mandate]; [Authority expires the earlier of the date on which the next AGM of DBSH is held and the date by which the next AGM of DBSH is required by law to be held]; and to complete and do all such acts and things [including executing such
documents as may be required] as they and/or he may consider expedient or necessary to give effect to the transactions
contemplated and/or authorized by this resolution
		Management	For	For

STRAITS ASIA RES LTD
Security	Y81705108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	30-Apr-2010
ISIN	SG1U11932563	Agenda		702369934 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the Directors' report and the Audited accounts of the Company for the YE 31 DEC, 2009 together with the Auditors' report thereon	Management	For	For
2	Declare a final dividend of 2.03 US cents per share equivalent to approximately 2.85 Singapore cents per share , tax exempt for the YF 31 DEC 2009	Management	For	For
3	Re-election of Dr. Chitrapongse Kwangsukstith as a Director of the Company, who retires pursuant to Article 100 of the Company's Articles of Association	Management	For	For
4	Re-election of Mr. Apisit Rujikeatkamjorn as a Director of the Company, who retires pursuant to Article 100 of the Company's Articles of Association	Management	For	For
5	Re-election of Mr. Han Eng Juan as a Director of the Company, who retires pursuant to Article 94 of the Company's Articles of Association	Management	For	For
6	Re-election of Mr. Michael Gibson as a Director of the Company, who retires pursuant to Article 94 of the Company's Articles of Association	Management	For	For
7	Approve the payment of Directors' fees of up to SGD 600,000 payable by the Company for the YE 31 DEC, 2010	Management	For	For
8	Re-appoint Messrs. PricewaterhouseCoopers LLP as the Company's Auditors and authorize the Directors to fix their remuneration	Management	For	For
-	Transact any other business	Non-Voting
9
Authorize the Directors of the Company, pursuant to Section 161 of the companies act, cap.50 ca  and the rules, guidelines and measures issued by the Singapore Exchange Securities Trading
Limited  SGX-ST , to allot and issue shares up to 50% of issued shares in the capital of the Company,  i shares in the capital of the capital; or  ii  convertible securities; or  iii  additional convertible securities issued pursuant to adjustments; or  iv shares arising from the conversion of the securities in  ii  and  iii  above,  whether by way of rights, bonus or otherwise or in pursuance of any offer, agreement or option made or granted by the Directors during the continuance of this authority or thereafter  at any time and upon such terms and conditions and for such purposes and to such
persons as the Directors may in their CONTD..
		Management	For	For
-
..CONTD absolute discretion deem fit  notwithstanding the
authority conferred-by this resolution may have ceased to be in force ; the aggregate number of-shares to be issued pursuant to this resolution  including shares to be-issued in pursuance of convertible securities made or granted pursuant to-this resolution does not exceed 50% of the total number of issued shares-
excluding treasury shares  in the capital of the Company  as
Non-Voting

calculated in-accordance with sub-paragraph (2) below   Issued
Shares , provided that the-aggregate number of shares to be
issued other than on a pro rata basis to-Shareholders of the
Company  including shares to be issued in pursuance of-
convertible securities made or granted pursuant to this resolution does not-exceed 20% of the total number of Issued Shares;
subject to such manner-CONTD..

-
..CONTD of calculation as may be prescribed by the SGX-ST  for the purpose of-determining the aggregate number of shares that may be issued under-sub-paragraph (1) above, the percentage of
Issued Shares shall be based on-the total number of issued
shares  excluding treasury shares  in the capital-of the Company at the time this resolution is passed, after adjusting for:-(i) new shares arising from the conversion or exercise of any convertible-
securities; (ii)  where applicable  new shares arising from
exercising share-options or vesting of share awards outstanding or subsisting at the time of-the passing of this resolution, provided the options or awards were granted-in compliance with the Listing
Manual; and (iii) any subsequent bonus issue,-consolidation or subdivision of shares; in exercising the authority conferred-
CONTD..
Non-Voting
-
..CONTD by this resolution, the Company shall comply with the rules,-guidelines and measures issued by the SGX-ST for the time being in force-unless such compliance has been waived by the
SGX-ST  and the Articles of-Association for the time being of the
Company; 4  50% limit in sub-paragraph-(1) above may be
increased to 100% for the Company to undertake renounceable-
pro rata rights issues at any time up to 31 DEC 2010 or such other date as-may be determined by the SGX-ST;  Authority expires the earlier of the-conclusion of the next AGM of the Company or the date by which the next AGM-of the Company is required by law to be held
Non-Voting
10
Authorize the Directors, subject to and pursuant to the share issue mandate in Resolution 9 above being obtained, to issue new
shares in the capital of the Company other than on a pro-rata basis to shareholders of the Company at an issue price per new share which shall be determined by the Directors in their absolute discretion in accordance with the requirements of the SGX-ST, and during the period up to 31 DEC 2010 or such other date as may be determined by the SGX-ST, such price may represent up to a 20% discount to the weighted average price per share
determined in accordance with the requirements of the SGX-ST
		Management	For	For
11
Authorize the Directors of the Company, pursuant to Section 161 of the CA, to offer and grant options under the rules of the Option
Plan and to issue from time to time such number of shares in the capital of the Company as may be required to be issued pursuant to the exercise of the options granted under the Option Plan, and that such shares may be issued notwithstanding this authority has ceased to be in force so long as the shares are issued pursuant to an offer or grant of options made while this authority was in force, provided always that the aggregate number of shares to be issued under the Option Plan and all other share option, share incentive, performance share or restricted share plans implemented by the
Company shall not exceed 15% of the issued shares in the capital of the Company CONTD..
		Management	For	For
-	..CONTD excluding treasury shares for the time being	Non-Voting

PT LIPPO KARAWACI TBK
Security	Y7129W186	Meeting Type		MIX
Ticker Symbol		Meeting Date	03-May-2010
ISIN	ID1000108905	Agenda		702334753 - Management
Item	Proposal	Type	Vote	For/Against Management
A.1	Approve and ratify the Board of Directors report for the book year 2009	Management	For	For
A.2	Approve the determination on utilization of Company's net profit for book year 2009	Management	For	For
A.3	Authorize the Board of Directors to appoint the Independent Public Accountant to audit Company's books for the book year 2010	Management	For	For
A.4
Approve the determination on members of the Board of
management structure and determine salary and allowances for the Board of Directors and honorarium as well as allowance for the Board of Commissioners
		Management	For	For
E.1
Approve on Company plan to get fund by issuing debt notes or others by Company and/or Company subsidiary with total of
shares owned by Company, in total of USD 350,000,000 which is material transaction as per the Indonesia capital market and financial institutions Supervisory Board regulation and L K no.
IX.E.2 regarding material transaction and change in main
business activity
		Management	For	For
E.2	Approve on Company plan and/or Company subsidiary to pledge Company assets and/or give Corporate guarantee related to issue debt notes by Company and/or Company subsidiary	Management	For	For
E.3	Approve to adjust on Company plan to issue new shares without pre emptive rights as per EGM resolution held on 28 NOV 2007	Management	For	For

KERRY PROPERTIES LTD
Security	G52440107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	04-May-2010
ISIN	BMG524401079	Agenda		702321314 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL THE RESOLUTIONS. THANK YOU.	Non-Voting
1	Receive the audited financial statements and the reports of the Directors and the Auditor for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend for the YE 31 DEC 2009	Management	For	For
3.a	Re-elect Mr. Qian Shaohua as a Director	Management	For	For
3.b	Re-elect Mr. Chan Wai Ming William as a Director	Management	For	For
3.c	Re-elect Mr. Ku Moon Lun as a Director	Management	For	For
4	Re-appoint PricewaterhouseCoopers as the Auditor and authorize the Directors of the Company to fix its remuneration	Management	For	For
5.a
Authorize the Directors of the Company to allot, issue and deal with additional shares in the share capital of the Company and make or grant offers, agreements, options and other rights, or issue warrants and other securities including bonds, debentures and notes convertible into shares of the Company during and after the end of the relevant period shall not exceed the aggregate of
20 % of the aggregate nominal amount of the share capital of the
Company and the nominal amount of any share capital of the
Company repurchased by the Company  up to a maximum
equivalent to 10% of the aggregate nominal amount of the share capital of the Company otherwise than pursuant to, CONTD
		Management	For	For
-
CONTD a rights issue or the exercise of any option under any
Share Option-Scheme or similar arrangement for the being
adopted for the grant or issue to-option holders of shares in the
Company; or any scrip dividend or similar-arrangement providing for the allotment of shares in lieu of the whole or-part of a dividend on share of the Company in accordance with the Bye-laws of-the
Company; or any adjustment, after the date of grant or issue of any-options, rights to subscribe or other securities, in the price at which-shares in the Company shall be subscribed, and/or in the number of shares in-the Company which shall be subscribed, on exercise of relevant rights under-such options, warrants or other securities, such adjustment CONTD
Non-Voting
-
CONTD being made in accordance with, or as contemplated by , the terms of-such options, rights to subscribe or other securities;
Authority expires the-earlier of the conclusion of the next AGM of the Company or the period within-which the next AGM of the
Company is required by the Bye-laws of the Company-or any
other applicable laws of Bermuda to be held
Non-Voting
5.b
Authorize the Directors of the Company to repurchase its own shares during the relevant period, on the Stock Exchange of Hong
Kong Limited or on any other stock exchange on which the shares of the Company may be tested and recognized by the securities and Futures Commissions of Hong Kong and Stock Exchange for
such purposes, subject to and in accordance with all applicable laws and regulations, shall not exceed 10% of the aggregate
nominal amount of the share capital of the Company;  Authority expires the earlier of the conclusion of the next AGM of the
Company or the expiry of the period within the next AGM of the
Company or any other applicable laws of Bermuda to be held
		Management	For	For
5.c
Approve, conditional upon the passing of Resolution 5.B, to
extend the general mandate granted to the Directors of the
company to allot shares pursuant to Resolution 5.A, of an amount representing the aggregate nominal amount of the share capital of the Company repurchased pursuant to such general mandate, by the Company under the authority granted by the Resolution 5.B
		Management	For	For

LIHIR GOLD LTD
Security	Y5285N149	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	05-May-2010
ISIN	PG0008974597	Agenda		702315044 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the financial statements and statutory reports for the YE 31 DEC 2009	Management	For	For
2	Elect Peter Cassidy as a Director	Management	For	For
3	Election Mike Etheridge as a Director	Management	For	For
4	Re-appoint PricewaterhouseCoopers as the Company's Auditor	Management	For	For
5	Approve the termination benefits payable to the new CEO/Managing Director under his employment contract	Management	For	For
6	Approve the grant of up to 1.5 million Share Rights under the Lihir Senior Executive Share Plan to the new CEO/Managing Director	Management	For	For

PT PERUSAHAAN PERKEBUNAN LONDON SUMATRA INDONESIA
Security	Y7134L134	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	05-May-2010
ISIN	ID1000082407	Agenda		702318862 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the Directors annual report about the Company's activity and Company's financial statement ended on 31 DEC 2009	Management	For	For
2	Approve and ratify the Company's balance sheet and income statement ended 31 DEC 2009	Management	For	For
3	Approve the Company's profit utility for book year 2009	Management	For	For
4	Approve the restructuring of the Company's Board of Directors and Commissioner	Management	For	For
5	Approve the remuneration of the Board of Commissioner and Directors for book year 2010	Management	For	For
6	Appointment of the Public Accountant to Audit the Company books for book YE 31 DEC 2010 and authorize the Directors to determine honorarium for Public Accountant	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN TEXT OF RESOLUTIONS. IF Y-OU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

XTEP INTL HLDGS LTD
Security	G98277109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	05-May-2010
ISIN	KYG982771092	Agenda		702320158 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTION NUMERS. THANK YOU.	Non-Voting
1	Receive the audited consolidated financial statements of the Company and its subsidiaries and the reports of the Directors and the Auditors of the Company for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend of HKD 10.0 cents (equivalent to RMB 8.8 cents) per share and a special dividend of HKD 5.0 cents (equivalent to RMB 4.4 cents) per share for the YE 31 DEC 2009	Management	For	For
3	Re-elect Ms. Ding Mei Qing as a Director of the Company	Management	For	For
4	Re-elect Mr. Xu Peng Xiang as a Director of the Company	Management	For	For
5	Re-elect Dr. Gao Xian Feng as a Director of the Company	Management	For	For
6	Re-elect Mr. Ho Yui Pok, Eleutherius as an Executive Director of the Company	Management	For	For
7	Re-elect Mr. Tan Wee Seng as a Non-Executive Director of the Company	Management	For	For
8	Authorize the Board of Directors of the Company to fix the remuneration of the Company's Directors	Management	For	For
9	Re-appoint Ernst & Young as the Company's Auditors and authorize the Board of Directors of the Company to fix their remuneration	Management	For	For
10
Authorize the Directors of the Company, (a) subject to Paragraph
(c) below, pursuant to The Rules Governing the Listing of
Securities on the Stock Exchange of Hong Kong Limited (the
"Listing Rules"), during the Relevant Period (as defined in
Paragraph (d) below) of all the powers of the Company to allot, issue and deal with the unissued shares (each, a "Share") of HKD
0.01 each in the capital of the Company and to make or grant offers, agreements or options, including warrants to subscribe for
Shares, which might require the exercise of such powers; (b) the approval in Paragraph (a) above shall authorize the Directors of the Company during the Relevant Period to make or grant offers, agreements or options which might require the exercise of the aforesaid powers after the expiry of the Relevant Period; CONTD
		Management	For	For
-
CONTD (c) the aggregate nominal amount of share capital allotted and issued-or agreed conditionally or unconditionally to be allotted and issued (whether-pursuant to options and otherwise) by the
Directors of the Company pursuant-to the approval in Paragraph
(a) above, otherwise than pursuant to (i) a-rights issue (as defined in Paragraph (d) below); or (ii) the exercise of any-options granted under all Share Option Schemes of the Company adopted from-
time to time in accordance with the Listing Rules; or (iii) any scrip-
dividend or similar arrangements providing for the allotment and issue of-Shares in lieu of the whole or part of a dividend on
Shares in accordance-with the Articles of Association of the
Company in force from time to time;-or (iv) any issue of Shares upon the exercise of rights of CONTD
Non-Voting
-
CONTD subscription or conversion under the terms of any
warrants of the-Company or any securities which are convertible into Shares, shall not exceed-the aggregate of: (i) 20% of the aggregate nominal value of the share capital-of the Company in issue as at the date of the passing of this resolution; and-(ii) (if the
Directors of the Company are so authorized by a separate-
ordinary resolution of the shareholders of the Company) the
aggregate nominal-value of any share capital of the Company
repurchased by the Company-subsequent to the passing of this resolution (up to a maximum equivalent to-10% of the aggregate nominal value of the share capital of the Company in-issue as at the date of the passing of this resolution), and the authority-
pursuant to Paragraph (a) of this resolution shall be CONTD
Non-Voting
-	CONTD limited accordingly; and Authority expires the earlier of the-conclusion of the next AGM or the expiration of the period within which the-next AGM is to be held by law	Non-Voting
11
Authorize the Directors of the Company, (a) subject to Paragraph
(b) below, during the Relevant Period (as defined in Paragraph (c)
below) of all the powers of the Company to repurchase (or agree to repurchase) shares (each, a "Share") of HKD 0.01 each in the capital of the Company on the Stock Exchange, or any other
Stock Exchange on which the Shares may be listed and
recognized by the Securities and Futures Commission of Hong
Kong and the Stock Exchange for such purpose, and otherwise in accordance with the rules and regulations of the Securities and
Futures Commission of Hong Kong, the Stock Exchange, the
Companies Law, Cap 22 (Law 3 of 1961, as consolidated and
revised) of the Cayman Islands and all other applicable laws in this regard; (b) the aggregate nominal amount of Shares which may CONTD
		Management	For	For
-
CONTD be repurchased or agreed to be repurchased by the
Company pursuant to-the approval in Paragraph (a) during the
Relevant Period shall not exceed 10%-of the aggregate nominal value of the share capital of the Company as at the-date of the passing of this resolution and the authority pursuant to-Paragraph
(a) of this resolution shall be limited accordingly; and  Authority-
expires the earlier of the conclusion of the next AGM or the expiration of-the period within which the next AGM is to be held by law
Non-Voting
12
Approve, conditional on the passing of Resolutions 10 and 11 above, the general mandate granted to the Directors of the
Company pursuant to Paragraph (a) of Resolution 10 above to
extend by the addition to the aggregate nominal value of the shares which may be allotted or agreed conditionally or
unconditionally to be allotted by the Directors of the Company pursuant to or in accordance with such general mandate of an amount representing the aggregate nominal value of the share capital of the Company repurchased or agreed to be repurchased by the Company pursuant to or in accordance with the authority granted under Paragraph (a) of Resolution 11 above
		Management	For	For

HONGKONG LD HLDGS LTD
Security	G4587L109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	05-May-2010
ISIN	BMG4587L1090	Agenda		702360835 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the financial statements for 2009 and to declare a final dividend	Management	For	For
2	Re-elect Lord Leach of Fairford as a Director	Management	For	For
3	Re-elect Dr. Richard Lee as a Director	Management	For	For
4	Re-elect Y.K. Pang as a Director	Management	For	For
5	Re-elect James Watkins as a Director	Management	For	For
6	Re-elect John R. Witt as a Director	Management	For	For
7	Re-appoint the Auditors and authorize the Directors to fix their remuneration	Management	For	For
8	Approve to renew the general mandate to the Directors to issue new shares	Management	For	For
9	Approve to renew the general mandate to the Directors to purchase the Company's shares	Management	For	For

CITIC RESOURCES HOLDINGS LTD
Security	G2155Y107	Meeting Type		Special General Meeting
Ticker Symbol		Meeting Date	05-May-2010
ISIN	BMG2155Y1075	Agenda		702370913 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100419/LTN2 0100419728.pdf	Non-Voting
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
O.1	Approve the extension of the exercise periods of the Share Options by three years from their current expiry dates	Management	For	For
O.2	Re-elect Mr. Tian Yuchuan as a Director of the Company with immediate effect	Management	For	For

PT BK CENT ASIA TBK
Security	Y7123P138	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	05-May-2010
ISIN	ID1000109507	Agenda		702372424 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve of the Company's annual report including the Company's financial statements and the Board of Commissioners supervision report, and grant discharge [acquit et decharge] to all members of the Board of Director and the Board of Commissioners of the
Company for their Management and Supervision during the FYE
31 DEC 2009
		Management	For	For
2	Approve the appropriation of the Company's profit for the FYE 31 DEC 2009	Management	For	For
3	Approve to determine the remuneration or honorarium and other benefits for Members of the Board of Directors and the Board of Commissioners of the Company	Management	For	For
4	Appointment of the registered public accountant to audit the Company's books for the FYE 31 DEC 2010	Management	For	For
5	Authorize the Board of Directors to pay interim dividends for the FY 2010	Management	For	For

SANTOS LTD
Security	Q82869118	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	06-May-2010
ISIN	AU000000STO6	Agenda		702323041 - Management
Item	Proposal	Type	Vote	For/Against Management
-
VOTING EXCLUSIONS APPLY TO THIS MEETING FOR
PROPOSALS 4 AND VOTES CAST BY ANY-INDIVIDUAL OR
RELATED PARTY WHO BENEFIT FROM THE PASSING OF
THE PROPOSAL/S-WILL BE DISREGARDED. HENCE, IF YOU
HAVE OBTAINED BENEFIT OR DO EXPECT TO-OBTAIN
FUTURE BENEFIT YOU SHOULD NOT VOTE  OR VOTE
"ABSTAIN"  FOR THE-RELEVANT PROPOSAL ITEMS.
Non-Voting
1	Receive and consider the financial report for the YE 31 DEC 2009 and the-reports of the Directors and the Auditor thereon	Non-Voting
2.a	Re-election of Mr. Kenneth Alfred Dean as a Director, retires by rotation in accordance with Rule 34(c) of the Company's Constitution	Management	For	For
2.b	Election of Mr. Gregory John Walton Martin as a Director, who was appointed a	Management	For	For
2.c	Election of Ms. Jane Sharman Hemstritch as a Director, who was appointed a	Management	For	For
3	Adopt the remuneration report for the YE 31 DEC 2009	Management	For	For
4
Authorize the Company to grant to the Company's Chief Executive
Officer and Managing Director, Mr. David Knox, Share Acquisition
Rights under the Santos Employee Share Purchase Plan on the
terms as specified
		Management	For	For

HONGKONG ELECTRIC HOLDINGS LTD
Security	Y33549117	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	06-May-2010
ISIN	HK0006000050	Agenda		702323130 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	Receive the audited financial statements and the reports of the Directors and Auditor for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend	Management	For	For
3.i	Election of Mr. Lee Lan Yee, Francis as a Director	Management	For	For
3.ii	Election of Mr. Frank John Sixt as a Director	Management	For	For
4	Re-appoint KPMG as the Auditor of the Company and authorize the Directors to fix the Auditor's remuneration	Management	For	For
5
Authorize the Directors, during and after the relevant period, to issue and dispose of additional shares of the Company not
exceeding 20% of the existing issued share capital of the
Company, and grant offers or options  including bonds and
debentures convertible into shares of the Company ;  Authority expires the earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which the next
AGM is required by law to be held
		Management	For	For
6
Authorize the Directors of the Company, to repurchase shares of
HKD 1.00 each in the issued capital of the Company during the relevant period, in accordance with all applicable laws and
requirements of the Rules Governing the Listing of Securities on
the Stock Exchange of Hong Kong Limited as amended from time to time, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company at the date of this
resolution; Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM is required by law to be held
		Management	For	For
7
Approve to extend the general mandate granted to the Directors to issue and dispose of additional shares pursuant to Resolution 5 set out in the notice convening this meeting by the addition thereto of an amount representing the aggregate nominal amount of the share capital of the Company repurchased by the Company under the authority granted pursuant to Resolution 6 as specified, provided that such amount shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of the said Resolution
		Management	For	For
S.8	Amend the Articles of Association of the Company be altered by deleting the last sentence in Article 99 and substituting therefor the following sentence as specified	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

STELLA INTL HLDGS LTD
Security	G84698102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	07-May-2010
ISIN	KYG846981028	Agenda		702317682 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ''IN FAVOR" OR "AGAINST"-FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting
1
Receive and approve the audited consolidated financial
statements of the Company and its subsidiaries and the reports of the Directors  Directors  and the Auditors  Auditors  of the
Company for the YE 31 DEC 2009
		Management	For	For
2	Declare a final dividend for the YE 31 DEC 2009	Management	For	For
3	Declare a special dividend for the YE 31 DEC 2009	Management	For	For
4.I	Re-elect Mr. Chao Ming-Cheng, Eric as an Executive Director	Management	For	For
4.II	Re-elect Mr. Chi Lo-Jen, Stephen as an Executive Director	Management	For	For
4.III	Re-elect Mr. Chu Pao-Kuei as an Independent Non-Executive Director	Management	For	For
4	Authorise the Board Board of Directors to fix the remuneration of the Directors	Management	For	For
5	Re-appoint Deloitte Touche Tohmatsu as the Auditors for the YE 31 DEC 2010 and authorize the Board to fix their remuneration	Management	For	For
6
Authorize the Directors, pursuant to the Rules Governing the
Listing of Securities on The Stock Exchange of Hong Kong
Limited and all other applicable laws, to allot, issue and deal with additional shares Shares  of HKD 0.10 each in the share capital of the Company and make or grant offers, agreements and
options  including warrants, bonds and debentures convertible into shares  during and after the relevant period, not exceeding the aggregate of 20% of the aggregate nominal amount of the issued share capital of the Company; otherwise than pursuant to i) a rights issue; or ii) the exercise of options granted under the Long
Term Incentive Scheme or similar arrangement CONTD.
		Management	For	For
-
CONTD. adopted by the Company from time to time; or iii) any scrip dividend-or similar arrangements providing for allotment and issue of shares in lieu-of the whole or part of a dividend on shares in accordance with the Articles-of Association  Articles of
Association  of the Company and other relevant-regulations in force from time to time; or iv) any issue of shares upon the-
exercise of rights of subscription or conversion under the terms of any-warrants of the Company or any securities which are
convertible into Shares;-Authority expires the earlier of the conclusion of the next AGM of Company;-or the expiration of the period within which the next AGM of the Company is-required by the Articles of Association or any applicable law of the Cayman-
Islands to be held
Non-Voting
7
Authorize the Directors of the Company to repurchase shares
Shares  of HKD 0.10 each in the share capital of the Company during the relevant period, on the Stock Exchange of Hong Kong
Limited  Stock Exchange  or any other stock exchange on which
Shares may be listed and recognized by the Securities and
Futures Commission of Hong Kong  SFC  and the stock exchange for such purpose, and subject to and in accordance with the rules and regulations of the SFC, the Stock Exchange, the Companies
Law, Chapter 22  Law 3 of 1961, as consolidated and revised  of the Cayman Islands and all other applicable laws as amended
from time to time in this regard, not exceeding 10% of the
aggregate nominal amount of the issued share capital of the
Company, CONTD.
		Management	For	For
-
CONTD.  Authority expires the earlier of the conclusion of the next
AGM of-Company; or the expiration of the period within which the next AGM of the-Company is required by the Articles of
Association or any applicable Law of-the Cayman Islands to be held
Non-Voting
8
Approve, conditional upon the passing of Resolutions 6 and 7, to extend the general mandate granted to the Directors to allot, issue and deal with additional shares pursuant to Resolution 5, by an amount representing the aggregate nominal amount of the share capital repurchased pursuant to Resolution 6, provided that such amount does not exceed 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing the
Resolution 6
		Management	For	For

ALUMINA LTD
Security	Q0269M109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	07-May-2010
ISIN	AU000000AWC3	Agenda		702319650 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the financial report and the reports of the Directors and the Auditor-for the YE 31 DEC 2009	Non-Voting
2	Adopt the remuneration report for the YE 31 DEC 2009	Management	For	For
3	Re-election of Mr. Peter A. F. Hay as a Director, retires in accordance with the Company's Constitution	Management	For	For
4
Approve, for all purposes under the Corporations Act 2001  Cth for the grant to Mr. John Bevan, Chief Executive Officer of the
Company, of rights to acquire ordinary shares in the capital of the
Company in accordance with the terms contained in the
Company's Long Term Incentive Plan as specified
		Management	For	For
-	Transact any other business	Non-Voting

HUTCHISON HARBOUR RING LTD
Security	G46712108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	07-May-2010
ISIN	BMG467121080	Agenda		702324308 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTION NUMERS. THANK YOU.	Non-Voting
1	Receive the statement of audited accounts, the report of the Directors and the Independent Auditor's report for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend	Management	For	For
3.I	Re-elect Ms. Chan Wen Mee, May (Michelle) as a Director	Management	For	For
3.II	Re-elect Mr. Endo Shigeru as a Director	Management	For	For
3.III	Re-elect Mr. Ronald Joseph Arculli as a Director	Management	For	For
3.IV	Re-elect Dr. Lam Lee G. as a Director	Management	For	For
3.V	Authorize the Board of Directors of the Company to fix the Directors' remuneration	Management	For	For
4.	Re-appoint the Auditor and authorize the Board of Directors of the Company to fix the Auditor's remuneration	Management	For	For
5.1
Authorize the Directors of the Company, to allot, issue or
otherwise deal with new shares of the Company (the "Shares") or securities convertible into Shares, or options, warrants or similar rights to subscribe for any Shares, and to make or grant offers, agreements, options and warrants which would or might require the exercise of such powers during and after the end of the
Relevant Period the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted
(whether pursuant to an option or otherwise) by the Directors of the Company pursuant to the approval in this resolution, otherwise than pursuant to Shares issued CONTD
		Management	For	For
-
CONTD as a result of a rights issue (as defined below), the
exercise of the-subscription or conversion rights attaching to any warrants issued by the-Company or the exercise of options
granted under the Share Option Scheme of-the Company or any
scrip dividend providing for the allotment of Shares in-lieu of the whole or part of a dividend on Shares, shall not exceed 20% of-
the aggregate nominal amount of the share capital of the
Company in issue at-the date of passing this resolution and the said approval shall be limited-accordingly; and  Authority expires the earlier of the conclusion of the next-AGM of the Company or the expiration of the period within which the next AGM-of the
Company is required by the Bye-laws of the Company or any
applicable-law of Bermuda to be held
Non-Voting
5.2
Authorize the Directors of the Company, to purchase or
repurchase shares of the Company (the "Shares") on, subject to and in accordance with all applicable laws and rules on The Stock
Exchange of Hong Kong Limited or on any other Stock Exchange on which the Shares may be listed and recognized for this
purpose by the Securities and Futures Commission and The Stock
Exchange of Hong Kong Limited during teh relevant period, the aggregate nominal amount of the Shares which may be
purchased or repurchased by the Company pursuant to the
approval in Paragraph (A) of this resolution during the Relevant
Period shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue CONTD
		Management	For	For
-
CONTD at the date of this resolution, and the said approval shall be limited-accordingly; and  Authority expires the earlier of the conclusion of the next-AGM of the Company or the expiration of the period within which the next AGM-of the Company is required by the Bye-laws of the Company or any applicable-law of
Bermuda to be held
Non-Voting
5.3
Approve, subject to the passing of Resolution 5(1) and 5(2) as specified, the aggregate nominal amount of the shares of the
Company which may be purchased or repurchased by the
Company pursuant to the authority granted to the Directors of the
Company by Resolution 5(2) as specified shall be added to the aggregate nominal amount of share capital of the Company that may be allotted or issued or agreed conditionally or
unconditionally to be allotted or issued by the Directors of the
Company pursuant to Resolution 5(1) as specified, provided that such shares shall not exceed 10% of the aggregate nominal
amount of the share capital of the Company in issue at the date of this resolution
		Management	For	For

BEC WORLD PUBLIC CO LTD
Security	Y0769B133	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	07-May-2010
ISIN	TH0592010Z14	Agenda		702358640 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the minutes of the annual general shareholder meeting for year 2009	Management	For	For
2	Acknowledge the Board of Directors report	Management	For	For
3	Approve the balance sheet and income statements for the FY as of 31 DEC 2009	Management	For	For
4	Approve the profit allocation and dividend payment for year 200	Management	For	For
5.1	Election of Mr. Arun Ngamdee as a Director, replacement who retire by	Management	For	For
5.2	Election of Mr. Pratharn Rangsimaporn as a Director, replacement who retire	Management	For	For
5.3	Election of Mr. Manit Boonprakob as a Director, replacement who retire by	Management	For	For
5.4	Election of Mr. Matthew Kichodhan as a Director, replacement who retire by	Management	For	For
6.1	Appointment of Mr. Chansak Fuangfu as an Independent Director	Management	For	For
6.2	Appointment of Mr. Somchai Boonnamsiri as an Independent Director	Management	For	For
7	Approve the Directors remuneration for the year 2010	Management	For	For
8	Appointment of the Auditor and auditing fee for the year 2010	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

HUTCHISON HARBOUR RING LTD
Security	G46712108	Meeting Type		Special General Meeting
Ticker Symbol		Meeting Date	07-May-2010
ISIN	BMG467121080	Agenda		702373717 - Management
Item	Proposal	Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-RESOLUTION 1. THANK YOU.		Non-Voting
PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100420/LTN2 0100420560.pdf		Non-Voting
1.
Approve and ratify the entering into of the Master Agreement; and
authorize the Directors to approve possible acquisitions of
Connected Debt Securities subject to and in accordance with the prescribed terms and conditions
		Management	For	For

TIANNENG POWER INTERNATIONAL LTD
Security	G8655K109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	08-May-2010
ISIN	KYG8655K1094	Agenda		702349401 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTION NUMBERS. THANK YOU.	Non-Voting
1	Receive the Audited financial statements and the report of Directors and Auditors for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend	Management	For	For
3.a	Re-elect Mr. Zhang Tianren as an Executive Director and authorize the Board of Directors to fix his remuneration	Management	For	For
3.b	Re-elect Mr. Zhang Aogen as an Executive Director and authorize the Board of Directors to fix his remuneration	Management	For	For
3.c	Re-elect Mr. Zhang Kaihong as an Executive Director and authorize the Board of Directors to fix his remuneration	Management	For	For
3.d	Re-elect Mr. Yang Lianming as an Executive Director and authorize the Board of Directors to fix his remuneration	Management	For	For
4	Re-appoint Deloitte Touche Tohmatsu as auditors and authorize the Board of Directors to fix their remuneration	Management	For	For
5.A
Authorize the Directors of the Company, subject to this resolution, to allot, issue and deal with the additional shares in the capital of the Company and to make or grant offers, agreements, options and warrants which would or might require the exercise of such powers during and after the end of relevant period, the aggregate nominal amount of the share capital allotted or agreed
conditionally or unconditionally to be allotted  whether pursuant to an option or otherwise  by the Directors pursuant to this resolution, otherwise than pursuant to: i) a rights issue  as defined below , ii)
any option scheme or similar arrangement for the time being
adopted for the grant or issue to officers and/or employees of the
Company CONTD.
		Management	For	For
-
CONTD. and/or any of its subsidiaries of shares or rights to acquire shares-of the Company; or iii) any scrip dividend or similar arrangement providing-for the allotment of shares in lieu of the whole or part of the cash payment-for a dividend on shares of the
Company in accordance with the Articles of-Association of the
Company, shall not exceed 20% of the aggregate nominal-amount of the share capital of the Company in issue as at the date of this-
resolution and the said approval shall be limited accordingly;
Authority-expires the earlier of the conclusion of the next AGM of the Company or the-expiration of the period within which the next
AGM of the Company is required-by the Articles of Association of the Company or any applicable Law to be-held
Non-Voting
5.B
Authorize the Directors, subject this resolution, during the
Relevant Period (as defined below), to purchase its own shares on
The Stock Exchange of Hong Kong Limited (Stock Exchange),
subject to and in accordance with all applicable laws and the requirements of the Rules Governing the Listing of Securities on
the Stock Exchange or of any other stock exchange, the
aggregate number of the shares of the Company to be purchased by the Company pursuant to the approval in this resolution during
		Management	For	For

the Relevant Period shall not exceed 108,000,000, being 10% of the issued share capital of the Company as at the date of passing this resolution and the said approval shall be limited accordingly;
Authority expires the earlier of the conclusion of the next AGM of the Company; or the expiration of the period within which the next annual general meeting of the Company is required by the articles of association of the Company or any applicable law to be

6
Approve, conditional upon Resolutions 5A and 5B being passed, the aggregate nominal amount of the number of shares in the
capital of the Company which are repurchased by the Company
under the authority granted to the Directors as mentioned in
Resolution 5B shall be added to the aggregate nominal amount of share capital that may be allotted or agreed conditionally or unconditionally pursuant to Resolution 5A above
		Management	For	For

LIFESTYLE INTL HLDGS LTD
Security	G54856128	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	10-May-2010
ISIN	KYG548561284	Agenda		702334183 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTIONS "1, 2, 3.1 TO 3.4, 4 AND 5.A TO 5.C". THANK YOU.	Non-Voting
1	Receive the audited consolidated financial statements of the Company and the Reports of the Directors and the Auditors for the YE 31 DEC 2009	Management	For	For
2	Approve final dividend for the YE 31 DEC 2009	Management	For	For
3.1	Re-election of Dr. Cheng Kar-shun, Henry as a Non-executive Director	Management	For	For
3.2	Re-election of Ms. Lau Yuk-Wai, Amy as a Non-executive Director	Management	For	For
3.3	Re-election of Mr. Lam Siu-lun, Simon as a Independent Non- executive Director	Management	For	For
3.4	Authorize the Board of Directors to fix the Directors' remuneration	Management	For	For
4	Re-appointment of Messrs. Deloitte Touche Tohmatsu as the Auditors and authorize the Board of Directors to fox their remuneration	Management	For	For
5.A
Authorize the Directors of the Company, a) subject to paragraph
(c) below, during the relevant period to repurchase issued shares of the Company of HKD 0.005 each on The Stock Exchange of
Hong Kong Limited  the Stock Exchange  or on any other stock exchange on which the shares of the Company may be listed and recognized by the Securities and Futures Commission and the
Stock Exchange for this purpose, subject to and in accordance with all applicable laws and requirements of the Rules Governing the Listing of Securities on the Stock Exchange as amended from time to time  the Listing Rules  be and is hereby generally and unconditionally approved; b) the approval in paragraph (a) shall be in addition to any other authorizations given to the Directors and shall authorize the Directors on behalf of the Company during the relevant CONTD..
		Management	For	For
-
..CONTD period to procure the Company to repurchase its shares at a price-determined by the Directors; c) the aggregate nominal amount of the shares of-the Company to be repurchased by the
Directors of the Company pursuant to the-approval in paragraph
(a) above shall not exceed 10% of the aggregate nominal-amount of the share capital of the Company in issue as at the date of passing-of this resolution, and the said approval shall be limited accordingly; and-Authority expires the earlier of the conclusion of the next AGM or the-expiration of the period within which the next
AGM is to be held by law
Non-Voting
5.B
Authorize the Directors of the Company, a) subject to paragraph
(c) below, during the relevant period to allot, issue and otherwise deal with additional ordinary shares of the Company and to make or grant offers, agreements, options and rights of exchange or conversion which might require the exercise of such powers,
subject to and in accordance with all applicable laws, be and is hereby generally and unconditionally approved; b) the approval in
		Management	For	For

paragraph (a) above, shall be in addition to any other
authorizations given to the Directors of the Company and shall authorize the Directors during the relevant period to make or grant offers, agreements, options and rights of exchange or
conversation which would or might require the exercise of such powers after the end of the relevant period; c) the aggregate nominal amount of share capital CONTD..

-
..CONTD allotted, issued or otherwise dealt with or agreed
conditionally or-unconditionally to be allotted, issued or otherwise dealt with  whether-pursuant to an option or otherwise  by the
Directors of the Company pursuant-to the approval granted in paragraph (a) above, otherwise than pursuant to;-i) a rights issue, or ii) the exercise of any options granted under the share-option scheme or similar arrangement for the time being adopted or to be-adopted for the grant or issue of options to subscribe for, or rights to-acquire shares of the Company approved by the Stock
Exchange, or iii) any-scrip dividend or similar arrangement
providing for the allotment of shares-in lieu of the whole or part of a dividend on shares of the Company in-accordance with the
Articles of the Company, shall not exceed 20% of the-aggregate nominal amount of the CONTD..
Non-Voting
-
..CONTD share capital of the Company in issue as at the date of passing of-this resolution, and the said approval shall be limited accordingly; and-Authority expires the earlier of the conclusion of the next AGM or the-expiration of the period within which the next
AGM is to be held by law
Non-Voting
5.C
Approve the conditional upon the passing of Resolutions Nos. 5A and 5B, the general mandate granted to the Directors of the
Company pursuant to Resolution 5B be and is hereby extended
by the addition thereto of an amount representing the aggregate nominal amount of the share capital of the Company as stated in
Resolution No. 5A above provided that such amount shall not
exceed 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing this resolution
		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN THE COMMENT. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DE-CIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

GPT GROUP
Security	Q4252X106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	10-May-2010
ISIN	AU000000GPT8	Agenda		702363487 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
VOTING EXCLUSIONS APPLY TO THIS MEETING FOR
PROPOSAL 11 AND VOTES CAST BY ANY-INDIVIDUAL OR
RELATED PARTY WHO BENEFIT FROM THE PASSING OF
THE PROPOSAL WILL-BE DISREGARDED. HENCE, IF YOU
HAVE OBTAINED BENEFIT OR DO EXPECT TO OBTAIN-
FUTURE BENEFIT YOU SHOULD NOT VOTE (OR VOTE
"ABSTAIN") FOR THE RELEVANT-PROPOSAL ITEM.
Non-Voting
-	To receive the Directors' report and financial statements for the YE 31 DEC-2009 together with the Auditor's report	Non-Voting
1	Re-elect Ms. Anne McDonald as a Director of the Company, who retires in accordance with rule 49 of the Company's Constitution	Management	For	For
2	Election of Mr. Rob Ferguson as a Director of the Company	Management	For	For
3	Election of Mr. Brendan Crotty as a Director of the Company	Management	For	For
4	Election of Dr. Eileen Doyle as a Director of the Company	Management	For	For
5	Adopt the remuneration report for the YE 31 DEC 2009	Management	For	For
S.6	Approve the amendments to the Constitution as set out in the Explanatory Memorandum to this notice of the meeting	Management	For	For
S.7	Approve the amendments to the Trust Deed as set out in the Explanatory Memorandum to this notice of the meeting	Management	For	For
8
Approve, subject to Unitholders passing Resolution 9 below, for the purposes of Section 254H of the Corporations Act and for all other purposes, to consolidate the issued capital of the Company on the basis that every 5 shares be consolidated into 1 share, and authorize the Directors of the Company, where this consolidation results in a fraction of a share being held by a shareholder, under
Rule 32 of the Constitution, to round that fraction up to the nearest whole share (subject to the Board's discretions in Rule 32), with the consolidation taking effect on 19 MAY 2010
		Management	For	For
9
Approve, subject to Securityholders passing Resolution 8 above, for the purposes of Clause 3.2 of the Trust Deed and for all other purposes, that GPT RE Limited shall consolidate the issued units of the Trust pursuant to Clause 3.2 of the Trust Deed on the basis that every 5 units be consolidated into 1 unit, and authorize GPT
RE Limited, where this consolidation results in a fraction of a unit being held by a unitholder, under Clause 3.2 of the Trust Deed, to round that fraction up to the nearest whole unit if the Board of
GPT also determines to round up the shares in the Company
which are held by that unitholder in its capacity as a shareholder, with the consolidation taking effect on 19 MAY 2010
		Management	For	For
10	Approve and adopt the GPT Group Stapled Security Rights Plan (the Plan), as amended in the manner described in the Explanatory Memorandum to this Notice of Meeting	Management	For	For
11
Authorize the Company to grant to the Company's Chief Executive
Officer and Managing Director, Mr. Michael Cameron,
Performance Rights under the GPT Group Stapled Security Rights
Plan on the terms set out in the Explanatory Memorandum to the notice of the meeting
		Management	For	For
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO REMOVAL
OF RECORD DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

AUSENCO LTD
Security	Q0704C104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	11-May-2010
ISIN	AU000000AAX5	Agenda		702356797 - Management
Item	Proposal	Type	Vote	For/Against Management
-
VOTING EXCLUSIONS APPLY TO THIS MEETING FOR
PROPOSALS 3 AND 4 AND VOTES CAST-BY ANY INDIVIDUAL
OR RELATED PARTY WHO BENEFIT FROM THE PASSING OF
THE-PROPOSAL/S WILL BE DISREGARDED. HENCE, IF YOU
HAVE OBTAINED BENEFIT OR DO-EXPECT TO OBTAIN
FUTURE BENEFIT YOU SHOULD NOT VOTE (OR VOTE
"ABSTAIN") FOR-THE RELEVANT PROPOSAL ITEMS.
Non-Voting
-	Receive and consider the financial report of Ausenco and the reports of the-Director and the Auditors for the FYE 31 DEC 2009	Non-Voting
1.A	Elect Wayne Gross as a Director, who retires by rotation in accordance with	Management	For	For
1.B	Elect Bob Thorpe as a Director, who retires by rotation in accordance with	Management	For	For
2	Adopt the section of the report of the Directors in the 2009 annual report dealing with the remuneration of the Company's Directors, and senior Executives Remuneration Report	Management	For	For
3
Grant, under Listing Rule 10.11 for the grant of a maximum of
76,143 performance rights to the Chief Executive Officer of the
Company, Mr. Zimi Meka, the performance rights are being
granted in relation to Company performance for the 2010 FY and are being granted in accordance with the Ausenco Performance
Rights Plan and on the terms as specified
		Management	For	For
4
Grant, in accordance with Listing Rule 10.17 and Rule 13.3 of the
Company's Constitution the maximum aggregate remuneration
payable out of this funds of the Company to Non-executive
Directors of the Company for their services as the Directors, including their service on a committee of Directors, be increased by AUD 120,000 from AUD 480,000 to a maximum sum of AUD
600,000 per annum to be split between the Non-executive
Directors as they determine
		Management	For	For
5
Amend, for the purposes of Section 648G of the Corporations Act
2001  Cth and in accordance with Section 136(2) of the
Corporations Act 2001  Cth , the Company's Constitution by re-
adopting Rule 27, as specified, for a period of 3 years, effective on the day on which this resolution is passed by shareholders in general meeting
		Management	For	For

BOART LONGYEAR LTD, SYDNEY NSW
Security	Q1645L104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	11-May-2010
ISIN	AU000000BLY8	Agenda		702363514 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
VOTING EXCLUSIONS APPLY TO THIS MEETING FOR
PROPOSALS  ''4'' AND VOTES CAST-BY ANY INDIVIDUAL OR
RELATED PARTY WHO BENEFIT FROM THE PASSING OF
THE PROPOSA-L/S WILL BE DISREGARDED. HENCE, IF YOU
HAVE OBTAINED BENEFIT OR DO EXPECT TO O-BTAIN
FUTURE BENEFIT YOU SHOULD NOT VOTE (OR VOTE
"ABSTAIN") FOR THE RELEVANT-PROPOSAL ITEMS.
Non-Voting
1	Re-elect Mr. Graham Bradley as a Director of the Company in accordance with ASX Listing Rule 14.4, who retired by rotation in accordance with the Company's constitution	Management	For	For
2	Re-elect Mr. Bruce Brook as a Director of the Company in accordance with ASX listing rule 14.4, who retired by rotation in accordance with the Company's constitution	Management	For	For
3	Re-elect Mr. David McLemore as a Director of the Company in accordance with ASX Listing rule 14.4, who retired by rotation in accordance with the Company's constitution	Management	For	For
4	Approve for the purposes of ASX Listing Rule 10.14 and for all other purposes, the grant of 9,00,000 options to Mr. Craig Kipp in accordance with the terms as specified	Management	For	For
5
Approve, for the purposes of Section 254H of the corporations act,
ASX Listing Rule 7.20 ASX Listing Rule 7.22 and for all other purposes, the issued capital of the Company be consolidated on the basis that every ten 10 shares be consolidated into 1 share, and where this consolidation results in a fraction of a share being held by a shareholder and authorize the Directors of the Company to round that fraction up to the nearest whole share in accordance with the constitution of the Company, with the consolidation to take effect on a date to be announced to the ASX in accordance with the requirements of the Listing Rules
		Management	For	For
6	Adopt the remuneration report for the FYE 31 DEC 2009 as specified	Management	For	For
-	To receive and consider the financial report, the Directors' report and the in-dependent Audit report of the Company for the FYE 31 DEC 2009	Non-Voting
-	Questions and comments	Non-Voting
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF NON NUMBERED AND NON VOT-ABLE RESOLUTIONS. IF
YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN-THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THANK-YOU.
Non-Voting

GOME ELECTRICAL APPLIANCES HOLDING LTD
Security	G3978C124	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	11-May-2010
ISIN	BMG3978C1249	Agenda		702376206 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS NUMBERS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100412/LTN2 0100412017.pdf	Non-Voting
1	Receive and adopt the audited financial statements and the reports of the Directors and Auditors for the YE 31 DEC 2009	Management	For	For
2.a	Re-elect Mr. Ng Kin Wah as an Executive Director of the Company	Management	For	For
2.b	Re-elect Mr. Zhu Jia as a Non-Executive Director of the Company	Management	For	For
2.c	Re-elect Mr. Ian Andrew Reynolds as a Non-Executive Director of the Company	Management	For	For
2.d	Re-elect Ms. Wang Li Hong as a Non-Executive Director of the Company	Management	For	For
2.e	Re-elect Mr. Sze Tsai Ping, Michael as an Independent Non- Executive Director of the Company	Management	For	For
2.f	Re-elect Mr. Chan Yuk Sang as an Independent Non-Executive Director of the Company	Management	For	For
2.g	Authorize the Board of Directors of the Company to fix the Directors' remuneration	Management	For	For
3	Re-appoint Ernst & Young as the Auditors of the Company and authorize the Board of Directors of the Company to fix their remuneration	Management	For	For
4	Authorize the Directors of the Company the to allot, issue and deal with the Company's shares	Management	For	For
5	Authorize the Directors of the Company to repurchase the Company's shares	Management	For	For
6	Authorize the Directors of the Company to allot, issue and deal with the Company's shares, pursuant to resolution no. 4 by the number of shares repurchased	Management	For	For
0	Any other business	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN RECORD DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DE-CIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

P T INDOCEMENT TUNGGAL PRAKARASA TBK
Security	Y7127B135	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	11-May-2010
ISIN	ID1000061302	Agenda		702391549 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the Company's annual report and ratify the Company's consolidated financial statements for FY 2009	Management	For	For
2	Approve the appropriation of the Company's net profit for FY 2009	Management	For	For
3	Appointment of the Public Accountant Firm to audit the Company's book for FY 2010	Management	For	For
4	Appointment of the member of the Board of Directors of the Company	Management	For	For
5	Approve to determine the salary and other allowances for the member of the Board of Directors and honorarium for the member of the Board of Commissioners of the Company	Management	For	For
6
Amend the Article of Association of the Company in compliance with Regulation No.IX.E.2, attachment of the decree of the
Bapepam-LK Chairman no.KEP-413/BL/dated 25 NOV 2009
according material transaction and changes on main business
activity
		Management	For	For

DENWAY MTRS LTD
Security	Y2032Y106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	11-May-2010
ISIN	HK0203009524	Agenda		702394583 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 670252 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1.	Receive the Audited financial statements and the report of the Directors and the Independent Auditor's report for the YE 31 DEC 2009	Management	For	For
2.	Declare a final dividend	Management	For	For
3.i	Re-elect Mr. Zhang Fangyou as the Director	Management	For	For
3.ii	Re-elect Mr. LI Tun as the Director	Management	For	For
3.iii	Re-elect Mr. FU Shoujie as the Director	Management	For	For
3.iv	Re-elect Mr. Lee Ka Lun as the Director	Management	For	For
3.v	Authorize the Board of Directors to fix the remuneration of the Directors	Management	For	For
4	Re-appoint Auditor and authorize the Board of Directors to fix the remuneration	Management	For	For
5.
Authorize the Directors of the Company, subject to paragraph (ii)
during the Relevant Period [as specified] to repurchase shares in the capital of the Company on the Stock Exchange of Hong Kong
Limited or on any other Stock Exchange on which the shares of the Company may be listed and recognized by the Securities and
Futures Commission and the Stock Exchange for this purpose,
subject to and in accordance with all applicable laws and the requirements of the Rules Governing the Listing of Securities on
the Stock Exchange or of any other stock exchange as amended from time to time; the aggregate nominal amount of shares of the
Company to be repurchased by the Company pursuant to the
approval in paragraph [i] of this Resolution shall not exceed 10%
of the aggregate nominal amount of the issued share capital of the
Company at the date of the passing of this resolution and the said approval shall be limited accordingly; [Authority expires at the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by law to be held]
		Management	For	For
6.
Authorize the Directors of the Company, subject to paragraph [iii]
during or after the relevant period as specified to allot, issue and deal with additional shares in the capital of the Company and to make and grant offers, agreements and options [including
warrants, bonds, debentures, notes and other securities which carry rights to subscribe for or are convertible into shares of the
Company] which would or might require shares to be allotted be and is hereby generally and unconditionally approved; the
aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted [whether pursuant to
		Management	For	For

an option or otherwise] by the directors of the Company pursuant to the approval in paragraph [i] of this Resolution, otherwise than pursuant to [a] a Rights Issue [as specified]; or [b] an issue of shares upon the exercise of subscription rights under any option scheme or similar arrangement for the time being adopted for the grant or issue to the grantees as specified in such scheme or similar arrangement of shares or rights to acquire shares of the
Company; or [c] any issue of shares pursuant to the exercise of rights of subscription or conversion under the terms of any existing warrants, bonds, debentures, notes and other securities of the
Company which carry rights to subscribe for or are convertible into shares of the Company; or [d] an issue of shares pursuant to any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of the dividend on shares of the
Company in accordance with the articles of association of the
Company, shall not exceed 20% of the aggregate nominal amount of the issued share capital of the Company at the date of the passing of this Resolution and the said approval shall be limited accordingly; [Authority expires at the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by law to be held]

7.
Approve, conditional upon the passing of the ordinary resolutions in items 5 and 6 in the notice convening this meeting, the general mandate granted to the Directors of the Company to exercise the powers of the Company to allot, issue and deal with any additional shares of the Company pursuant to ordinary resolution in item 6 of the notice convening this meeting be and is hereby extended by the addition thereto of an amount representing the aggregate nominal amount of the share capital of the Company repurchased by the Company under the authority granted pursuant to ordinary resolution in item 5 of the notice convening this meeting, provided that such extended amount shall not exceed 10% of the
aggregate nominal amount of the issued share capital of the
Company at the date of the passing of this resolution
		Management	For	For

CHINA EVERBRIGHT INTERNATIONAL LTD
Security	Y14226107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	12-May-2010
ISIN	HK0257001336	Agenda		702311414 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL THE RESOLUTION NUMBERS. THANK YOU.	Non-Voting
1	Receive the audited financial statements and report of the Directors and Independent Auditor's report for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend	Management	For	For
3AI	Re-elect Mr. Wang Tianyi as a Director	Management	For	For
3AII	Re-elect Mr. Fan Yan Hok, Philip as a Director	Management	For	For
3AIII	Re-elect Sir David Akers-Jones as a Director	Management	For	For
3AIV	Re-elect Mr. Li Kwok Sing, Aubrey as a Director	Management	For	For
3AV	Re-elect Mr. Mar Selwyn as a Director	Management	For	For
3B	Authorize the Board of Directors to fix the remuneration of the Directors	Management	For	For
4	Re-appoint the Auditors and authorize the Board of Directors to fix the remuneration of the Auditors	Management	For	For
5I
Authorize the Directors to allot, issue and deal with additional shares in the capital of the Company or securities convertible into shares or options, warrants or similar rights to subscribe for shares and make or grant offers, agreements and options during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the issued share capital of the Company,
otherwise than pursuant to i) a rights issue; or ii) the exercise of subscription or conversion rights attached to any warrants or securities; or iii) any scrip dividend or similar arrangement;
Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM is required by the Articles of Association of the Company and the applicable laws of Hong Kong to be held
		Management	For	For
5II
Authorize the Directors of the Company to repurchase shares of the Company during the relevant period, on The Stock Exchange of Hong Kong Limited or any other stock exchange on which the shares of the Company have been or may be listed and
recognized by the Securities and Futures Commission under the
Hong Kong Code on share repurchases for such purposes,
subject to and in accordance with all applicable laws and
regulations, at such price as the Directors may at their discretion determine in accordance with all applicable laws and regulations, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company;  Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM is required by the Articles of Association of the Company and the applicable laws of Hong Kong to be held
		Management	For	For
5III
Approve to extend the general mandate granted to the Directors of the Company to allot shares and to make or grant offers,
agreements and options pursuant to Resolution 5.I, by an amount representing the aggregate nominal amount of the share capital repurchased by the Company pursuant to Resolution 5.II,
provided that such amount does not exceed 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution
		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

TENCENT HLDGS LTD
Security	G87572148	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	12-May-2010
ISIN	KYG875721485	Agenda		702319624 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Receive the audited financial statements and the reports of the Directors and Auditors for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend	Management	For	For
3.1.a	Re-elect Mr. Zhang Zhidong as a Director	Management	For	For
3.1.b	Re-elect Mr. Charles St Leger Searle as a Director	Management	For	For
3.2	Authorize the Board of Directors to fix the Directors' remuneration	Management	For	For
4	Re-appointment of Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For
5
Authorize the director, subject to paragraph (c), a general
mandate be and is hereby unconditionally granted to the Directors of the Company to exercise during the Relevant Period all the powers of the Company to allot, issue and dispose of shares in the Company and to make or grant offers, agreements, options or warrants which would or might require the exercise of such
powers; b) the mandate in paragraph (a) shall authorize the
Directors of the Company during the Relevant Period to make or grant offers, agreements and options which would or might require the exercise of such powers after the end of the Relevant Period;
c) the aggregate nominal value of share capital allotted or agreed conditionally or unconditionally to be allotted  whether pursuant to an option or otherwise  by the Directors of the Company pursuant to the mandate in paragraph (a), CONTD..
		Management	For	For
-
..CONTD otherwise than pursuant to i) a rights issue, or ii) any option-scheme or similar arrangement for the time being adopted for the grant or-issue to the officers and/or employees of the
Company and/or any of its-subsidiaries of shares or rights to acquire shares of the Company or iii) any-scrip dividend or similar arrangement pursuant to the articles of association-of the
Company from time to time, shall not exceed 20% of the
aggregate-nominal amount of the share capital of the Company in issue at the date of-this Resolution and the said mandate shall be limited accordingly; and-Authority expires the earlier of the conclusion of the next AGM or the-expiration of the period within which the next AGM is to be held by law
Non-Voting
6
Authorize the Directors, a general mandate unconditionally
granted to the Directors of the Company to exercise during the
Relevant Period all the powers of the Company to purchase or otherwise acquire shares in the capital of the Company in
accordance with all applicable laws and the requirements of the
Rules Governing the Listing of Securities on The Stock Exchange
of Hong Kong Limited, provided that the aggregate nominal
amount of shares so purchased or otherwise acquired shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of this Resolution; and
Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM is to be held by law
		Management	For	For
7
Approve the conditional upon the passing of Resolutions 5 and 6 set out in the Notice convening this Meeting, the aggregate
nominal amount of the shares which are purchased or otherwise acquired by the Company pursuant to Resolution 6 shall be added to the aggregate nominal amount of the shares which may be
issued pursuant to Resolution 5
		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

CATHAY PACIFIC AIRWAYS LTD
Security	Y11757104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	12-May-2010
ISIN	HK0293001514	Agenda		702323205 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	Declare a final dividend	Management	For	For
2.a	Re-elect Robert Barclay WOODS as a Director	Management	For	For
2.b	Re-elect ZHANG Lan as a Director	Management	For	For
2.c	Elect CAI Jianjiang as a Director	Management	For	For
2.d	Elect FAN Cheng as a Director	Management	For	For
2.e	Elect Peter Alan KILGOUR as a Director	Management	For	For
2.f	Elect Irene Yun Lien LEE as a Director	Management	For	For
2.g	Elect WONG Tung Shun Peter as a Director	Management	For	For
3	Re-appoint KPMG as the Auditors and authorize the Directors to fix their remuneration	Management	For	For
4
Authorize the Directors to make on-market share repurchase
within the meaning of the code on share repurchases , the
aggregate nominal amount of the Company's shares which may
be repurchased pursuant to the approval in this resolution shall not exceed 10% of the aggregate nominal amount of the shares in issue at the date of passing this resolution;  Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the
Company is required by Law to be held
		Management	For	For
5
Authorize the Directors of the Company to allot, issue and deal with additional shares and to make or grant offers, agreements and options which will or might require the exercise of such powers during or after the end of the relevant period, the
aggregate nominal amount of shares allotted or agreed
conditionally or unconditionally to be allotted  whether pursuant to an option or otherwise  by the Directors, otherwise than pursuant to: i) a rights issue; or ii) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares, shall not exceed the aggregate of 20% of the aggregate nominal amount of the shares in issue at the date of passing this resolution Contd.
		Management	For	For
-
Contd. provided that the aggregate nominal amount of shares so allotted  or-so agreed conditionally or unconditionally to be allotted pursuant to this-resolution wholly for cash shall not exceed 5% of the aggregate nominal-amount of the shares in issue at the date of passing this resolution;-Authority expires the earlier of the conclusion of the next AGM of the-Company or the expiration of the period within which the next AGM of the-Company is required by Law to be held
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

CHINA DONGXIANG (GROUP) CO LTD
Security	G2112Y109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	12-May-2010
ISIN	KYG2112Y1098	Agenda		702333953 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Receive and adopt the audited financial statements and the reports of the Directors "Directors" and the Auditors of the Company for the YE 31 DEC 2009	Management	For	For
2.a
Approve to declare a final dividend for the YE 31 DEC 2009 to the shareholders of the Company which shall be paid out of the share premium account of the Company, if necessary, subject to
provisions of the Companies Law  2007 revision  of the Cayman
Islands
		Management	For	For
2.b
Approve to declare a final special dividend for the YE 31 DEC
2009 to the shareholders of the Company which shall be paid out of the share premium account of the Company, if necessary,
subject to provisions of the Companies Law  2007 revision  of the
Cayman Islands
		Management	For	For
3.a.i	Re-elect Mr. Qin Dazhong as an Executive Director	Management	For	For
3.aii	Re-elect Mr. Gao Yu as a Non-Executive Director	Management	For	For
3.b	Authorize the Board of Directors "Board" of the Company to fix the Directors' Remuneration	Management	For	For
4	Re-appointment of Messrs. PricewaterhouseCoopers, Certified Public Accountants, as the Auditors of the Company until the conclusion of the next AGM and authorize the Board to fix their remuneration	Management	For	For
5
Authorize the Directors to exercise during the Relevant Period  as defined in paragraph  d  below  all the powers of the Company to allot, issue and deal with additional shares of HKD 0.01 in the share capital of the Company "Shares"  and to make or grant
offers, agreements, options or warrants which would or might require the exercise of such powers; after the end of the Relevant
Period; the aggregate nominal value of share capital allotted or agreed conditionally or unconditionally to be allotted  whether pursuant to an option or otherwise  by the Directors pursuant to the mandate in paragraph  a , otherwise than pursuant to  i  a
Right Issue  as defined in paragraph  d  below ; or  ii  any option scheme or similar arrangement for the time being adopted by the
Company for the purpose of granting or issuing Shares CONTD..
		Management	For	For
-
CONTD.. or rights to acquire Shares of the Company to the
Directors, officers-and/or employees of the Company and/or any of its subsidiaries; or  iii  any-scrip dividend or similar arrangement pursuant to the articles of association-of the Company from time to time, shall not exceed 20% of the aggregate-nominal amount of the share capital of the Company in issue as at the date of-this
Resolution and the said mandate shall be limited accordingly;
Authority-expires the conclusion of the next AGM of the Company the expiration of the-period within which the next AGM of the
Company required by the Company's-articles of association or any applicable law to be held
Non-Voting
6
Authorize the Directors  a  a general mandate to exercise during the Relevant Period  as defined in paragraph  b  below  all the powers of the Company to purchase or otherwise acquire Shares in accordance with all applicable laws and the requirements of the
Rules Governing the Listing of Securities on The Stock Exchange
of Hong Kong Limited, provided that the aggregate nominal
amount of Shares so purchased or otherwise acquired shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of this Resolution;
Authority expires the conclusion of the next AGM of the Company the expiration of the period within which the next AGM of the
Company required by the Company's articles of association or any applicable law to be held
		Management	For	For
7
Approve the condition upon the passing of resolutions No. 5 and
No. 6 above, the aggregate nominal amount of the Shares which are purchased or otherwise acquired by the Company pursuant to resolution No. 6 shall be added to the aggregate nominal amount of the Shares which may be issued pursuant to resolution No. 5, provided that such aggregated amount shall not exceed 10% of the aggregate nominal amount of the issued share capital of the
Company as at the date of this Resolution
		Management	For	For
8
Authorize the Board to pay out of the share premium account of the Company such interim dividends to shareholders as may be declared from time to time during the period from the passing of this Resolution until 31 DEC 2010 up to a maximum amount of
HKD 500,000,000, subject to provisions of the Companies Law
2007 revision  of the Cayman Islands
		Management	For	For

DAH CHONG HONG HOLDINGS LTD
Security	Y19197105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	12-May-2010
ISIN	HK1828040670	Agenda		702349247 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	Receive the audited accounts and the Reports of the Directors and the Auditors for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend for the YE 31 DEC 2009	Management	For	For
3.a	Re-elect Wai King Fai, Francis as a Director	Management	For	For
3.b	Re-elect Yin Ke as a Director	Management	For	For
3.c	Re-elect Fei Yiping as a Director	Management	For	For
3.d	Re-elect Mak Kwing Tim as a Director	Management	For	For
3.e	Re-elect Lau Sei Keung as a Director	Management	For	For
3.f	Re-elect Tsoi Tai Kwan, Arthur as a Director	Management	For	For
3.g	Re-elect Cheung Kin Piu, Valiant as a Director	Management	For	For
4	Re-appoint Messrs. KPMG the Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For
5
Authorize the Directors of the Company, to allot, issue and
dispose of additional shares in the Company and to make or grant offers, agreements and options which would or might require the exercise of such powers, during and after the relevant period, otherwise than pursuant to (i) Rights Issue or (ii) any option scheme or similar arrangement for the time being adopted for the grant or issue to the officers and/or employees of the Company and/or any of its subsidiaries of shares or rights to acquire shares of the Company or (iii) the exercise of rights of subscription or conversion under the terms of any warrants issued by the
Company or any securities which are convertible into shares of the Company or (iv) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole CONTD..
		Management	For	For
-
..CONTD or part of a dividend on shares of the Company pursuant to the-Articles of Association of the Company from time to time, shall not exceed-twenty per cent of the aggregate nominal amount of the share capital of the-Company in issue at the date of this
Resolution and the said mandate shall be-limited accordingly;
Authority expires earlier of the conclusion of the next-AGM of the
Company; or the expiration of the period within which the next
AGM-of the Company is required by law to be held
Non-Voting
6
Authorize the Directors of the Company, during the Relevant
Period all the powers of the Company to purchase or otherwise acquire shares of the Company in accordance with all applicable laws and the requirements of the Rules Governing the Listing of
Securities on The Stock Exchange of Hong Kong Limited,
provided that the aggregate nominal amount of shares so
purchased or otherwise acquired shall not exceed 10% of the
aggregate nominal amount of the share capital of the Company in issue at the date of this Resolution; Authority expires earlier of the conclusion of the next AGM of the Company; or the expiration of the period within which the next AGM of the Company is required by law to be held
		Management	For	For
7
Approve, conditional upon the passing of Resolutions 5 and 6, the aggregate nominal amount of the shares which are purchased or otherwise acquired by the Company pursuant to Resolution 6 shall be added to the aggregate nominal amount of the shares which may be issued pursuant to Resolution 5
		Management	For	For
8
Approve the Disposal (as defined in the circular to the
shareholders of the Company dated 08 APR 2010), on and
subject to such terms and conditions as the Directors may in their absolute discretion consider expedient, necessary or desirable provided that the amount of consideration agreed or to be agreed for the Disposal shall be no less than the open market value at the relevant time of the agreement as assessed by an independent professional property valuer but in any event no less than HKD
110,000,000, the entering into of any sale and purchase
agreement(s) CONTD..
		Management	For	For
-
..CONTD (including a provisional agreement for sale and
purchase) by the-Company to effect the Disposal be approved
and ratified, and authorize the-Directors to execute no later than two months from the date of this-resolution any sale and purchase agreement(s) (including a provisional-agreement for sale and purchase) to effect the Disposal and to do all such-acts to give effect to the transactions contemplated under the Disposal
Non-Voting

CHINA MOBILE LTD
Security	Y14965100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	12-May-2010
ISIN	HK0941009539	Agenda		702350327 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	Receive and consider the Audited financial statements and the Reports of the Directors and Auditors of the Company and its subsidiaries for the YE 31 DEC 2009	Management	For	For
2	Approve to declare a final dividend for the YE 31 DEC 2009	Management	For	For
3.i	Re-election of Li Yue as a Director	Management	For	For
3.ii	Re-election of Lu Xiangdong as a Director	Management	For	For
3.iii	Re-election of Xin Fanfei as a Director	Management	For	For
3.iv	Re-election of Frank Wong Kwong Shing as a Director	Management	For	For
4	Re-appointment of Messrs. KPMG as the Auditors and to authorise the Directors to fix their remuneration	Management	For	For
5
Authorize the Directors during the relevant period of all the powers of the Company to purchase shares of HKD 0.10 each in the
capital of the Company including any form of depositary receipt representing the right to receive such shares  Shares ; and the aggregate nominal amount of shares which may be purchased on
The Stock Exchange of Hong Kong Limited or any other stock
exchange on which securities of the Company may be listed and which is recognized for this purpose by the Securities and Futures
Commission of Hong Kong and The Stock Exchange of Hong
Kong Limited shall not exceed or represent more than 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution, and the said approval shall be limited accordingly; CONTD..
		Management	For	For
-	CONTD.. Authority expires earlier at the conclusion of the next AGM of the-meeting or the expiration of period within which the next AGM of the Company-is required by law to be held	Non-Voting
6
Authorize the Directors to exercise full powers of the Company to allot, issue and deal with additional shares in the Company
including the making and granting of offers, agreements and
options which might require shares to be allotted, whether during the continuance of such mandate or thereafter provided that, otherwise than pursuant to (i) a rights issue where shares are offered to shareholders on a fixed record date in proportion to their then holdings of shares; (ii) the exercise of options granted under any share option scheme adopted by the Company; (iii) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend in accordance with the Articles of Association of the Company, the aggregate nominal amount of the shares allotted shall not exceed the CONTD..
		Management	For	For
-
CONTD.. aggregate of: (a) 20% of the aggregate nominal amount of the share-capital of the Company in issue at the date of passing this resolution, plus-(b)  if the Directors are so authorized by a separate ordinary resolution of-the shareholders of the Company the nominal amount of the share capital of-the Company
repurchased by the Company subsequent to the passing of this-
resolution  up to a maximum equivalent to 10% of the aggregate nominal amount-of the share capital of the Company in issue at the date of passing this-Resolution ;  Authority expires earlier at the conclusion of the next AGM of-the meeting or the expiration of period within which the next AGM of the-Company is required by law to be held
Non-Voting
7
Authorize the Directors of the Company to exercise the powers of the Company referred to in the resolution as specified in item 6 in the notice of this meeting in respect of the share capital of the
Company as specified
		Management	For	For

PEAK SPORT PRODS CO LTD
Security	G69599101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	12-May-2010
ISIN	KYG695991011	Agenda		702352244 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Receive the audited consolidated financial statements of the Company and the reports of the Directors and Auditor for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend of HK 12 cents per share for the YE 31 DEC 2009	Management	For	For
3	Re-elect Mr. Xu Jingnan as an Executive Director of the Company	Management	For	For
4	Re-elect Mr. Xu Zhihua as an Executive Director of the Company	Management	For	For
5	Re-elect Mr. Xu Zhida as an Executive Director of the Company	Management	For	For
6	Re-elect Ms. Wu Tigao as a Non-Executive Director of the Company	Management	For	For
7	Re-elect Mr. Shen Nanpeng as a Non-Executive Director of the Company	Management	For	For
8	Re-elect Dr. Hu Zhanghong as a Non-Executive Director of the Company	Management	For	For
9	Re-elect Mr. Zhu Linan as a Non-Executive Director of the Company	Management	For	For
10	Re-elect Dr. Xiang Bing as an Independent Non-Executive Director of the Company	Management	For	For
11	Re-elect Dr. Rock Jin as an Independent Non-Executive Director of the Company	Management	For	For
12	Re-elect Mr. Wang Mingquan as an Independent Non-Executive Director of the Company	Management	For	For
13	Authorize the Board of Directors to fix the respective Directors' remuneration	Management	For	For
14	Re-appoint KPMG as the Auditor of the Company and authorize the Board of Directors to fix the Auditor's remuneration	Management	For	For
15
Authorize the Directors, subject to this resolution, during the relevant period  as specified , to purchase its shares, subject to and in accordance with the applicable laws, the total nominal amount of shares of the Company to be purchased pursuant to
the approve this resolution shall not exceed 10% of the total nominal amount of the issued share capital of the Company as at the date of passing of this resolution and the said approval shall be limited accordingly;  authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Articles of Association of the Company or any applicable laws to be held
		Management	For	For
16
Authorize the Directors, subject to this resolution, during and after the relevant period  as specified , to allot, issue and deal with authorized and unissued shares in the capital of the Company and to make or grant offers, agreements and options which might
require the exercise of such powers; the aggregate nominal
amount of share capital allotted or agreed conditionally or
unconditionally to be allotted by the Directors pursuant to approve this resolution, otherwise than pursuant to: i) rights issue  as specified ; ii) the exercise of options under a share option scheme of the Company; and (iii) any scrip dividend scheme or similar arrangement providing for the allotment of CONTD.
		Management	For	For
-
CONTD. shares in lieu of the whole or part of a dividend on
shares of the-Company in accordance with the Articles of
Association of the Company, shall-not exceed 20% of the
aggregate nominal amount of the issued share capital of-the
Company as at the date of passing of this resolution; and
Authority-expires the earlier of the conclusion of the next AGM of the Company or the-expiration of the period within which the next
AGM of the Company is required-by the Articles of Association of the Company or any applicable laws to be-held
Non-Voting
17
Approve, conditional upon the passing of the resolutions as
specified in Items 15 and 16 of the Notice convening this meeting the Notice , the general mandate referred to in the resolution as specified in Item 16 of the Notice be extended by the addition to the aggregate nominal amount of shares which may be allotted and issued or agreed conditionally or unconditionally to be allotted and issued by the Directors pursuant to such general mandate of an amount representing the aggregate nominal amount of shares purchased by the Company pursuant to the general mandate
referred to in the resolution as specified in Item 15 of the Notice, provided that such amount shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing of this resolution
		Management	For	For

HONGKONG & SHANGHAI HOTELS LTD
Security	Y35518110	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	12-May-2010
ISIN	HK0045000319	Agenda		702355909 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	Approve the financial statements and the reports of the Directors and Independent Auditor for the YE 31 DEC 2009	Management	For	For
2	Approve to declare a final dividend	Management	For	For
3.a	Re-election of The Hon. Sir Michael Kadoorie as a Director	Management	For	For
3.b	Re-election of Mr. Ian Duncan Boyce as a Director	Management	For	For
3.c	Re-election of Mr. Robert Chee Siong Ng as a Director	Management	For	For
3.d	Re-election of Mr. Patrick Blackwell Paul as a Director	Management	For	For
3.e	Re-election of Mr. Peter Camille Borer as a Director	Management	For	For
4	Re-appointment of KPMG as a Auditor of the Company and to authorize the Directors to fix their remuneration	Management	For	For
5
Authorize the Directors of the Company, subject to Paragraph of this resolution ate be unconditionally granted to the Directors of the Company to exercise during the Relevant Period to allot, issue and deal with additional shares in the capital of the Company and to make or grant offers, agreements, options or warrants which would or might require to make or grant offers, agreements and options which would or might require the exercise of such powers after the end of the Relevant Period; the aggregate number of shares in the capital of the Company allotted or agreed
conditionally or CONTD.
		Management	For	For
-
CONTD. unconditionally to be allotted  whether pursuant to an option or-otherwise  by the Directors of the Company pursuant to the mandate in this-paragraph, otherwise than pursuant to a
Rights Issue, or any option scheme or-similar arrangement for the time being adopted for the grant or issue to-officers and/or employees of the Company and/or any of its subsidiaries of-
shares or rights to acquire shares of the Company, or any scrip dividend or-similar arrangement pursuant to the Articles of
Association of the Company-from time to time, CONTD.
Non-Voting
-
CONTD. shall not exceed 20% of the aggregate number of shares in the capital-of the Company in issue at the date of passing this
Resolution and the said-mandate shall be limited accordingly; and
for the purpose of this Resolution:-Authority expires the earlier of the conclusion of the next AGM of the-Company or the expiration of the period within which the next AGM is to be-held by law
Non-Voting
6
Authorize the Directors of the Company to repurchase shares or otherwise acquire shares of HKD 0.50 each in the capital of the
Company in accordance with all applicable laws and the
requirements of the Rules Governing the Listing of Securities on
The Stock Exchange of Hong Kong Limited, during the relevant period, provided that the aggregate number of shares in the
capital of the Company so repurchased or otherwise acquired
shall not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company; and  Authority expires the earlier of the conclusion of the AGM of the Company or the
expiration of the period within which the next AGM of the
Company is to be held by law
		Management	For	For
7
Approve the aggregate number of the shares in the capital of the
Company which are repurchased or otherwise acquired by the
Company pursuant to Resolution 6 shall be added to the
aggregate number of the shares in the capital of the Company which may be issued pursuant to Resolution 5
		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

CHINA UNICOM HONG KONG LTD
Security	Y1519S111	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	12-May-2010
ISIN	HK0000049939	Agenda		702394812 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100412/LTN2 0100412019.pdf-	Non-Voting
1	Receive the financial statements and the reports of the Directors and of the Independent Auditor for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend for the YE 31 DEC 2009	Management	For	For
3.a.1	Re-elect Mr. Zuo Xunsheng as a Director	Management	For	For
3.a.2	Re-elect Mr. Tong Jilu as a Director	Management	For	For
3.a.3	Re-elect Mr. Cheung Wing Lam Linus as a Director	Management	For	For
3.b	Authorize the Board of Directors to fix remuneration of the Directors for the year ending 31 DEC 2010	Management	For	For
4	Re-appoint Messrs. PricewaterhouseCoopers as the Auditor, and authorize the Board of Directors to fix their remuneration for the year ending 31 DEC 2010	Management	For	For
5	Authorize the Directors to repurchase shares in the Company not exceeding 10% of the aggregate nominal amount of the existing issued share capital	Management	For	For
6	Authorize the Directors to issue, allot and deal with additional shares in the Company not exceeding 20% of the aggregate nominal amount of the existing issued share capital	Management	For	For
7	Authorize the Directors to issue, allot and deal with shares by the number of shares repurchased	Management	For	For

TIANJIN CAPITAL ENVIRON PROTECTION GROUP CO LTD
Security	Y88228112	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	13-May-2010
ISIN	CNE1000004G9	Agenda		702313064 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR" OR "AGAINST" FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Approve the 2009 annual report of the Company and the summary of the report announced within the PRC and overseas	Management	For	For
2	Approve the financial reports of the Company for the year 2009, audited by the PRC and International Auditors of the Company	Management	For	For
3
Approve the working report of the Board  the Board  of Directors the Directors  of the Company for the year 2009 and the operating development plan of the Company for the year 2010  details of which are set out in the section headed 'Directors' Report' in the
2009 annual report
		Management	For	For
4	Approve the final financial accounts of the Company for the year 2009 and the financial budget for the year 2010	Management	For	For
5	Approve the proposal in respect of the profit appropriation plan of the Company for the year 2009	Management	For	For
6
Re-appoint PricewaterhouseCoopers Zhong Tian Certified Public
Accountants Limited Company and PricewaterhouseCoopers as
the PRC and International Auditors of the Company respectively, and authorize the Board to decide their remuneration
		Management	For	For
7	Approve the proposal in relation to the supplementary medical insurance of the employees	Management	For	For
8	Approve to change of the scope of operation of the Company	Management	For	For
9	Approve the report of the Supervisory committee of the Company for the year 2009	Management	For	For
S.1	Amend the Articles of Association of the Company	Management	For	For
S.2	Amend the Rules Governing the Shareholders Meeting	Management	For	For
S.3	Amend the Rules Governing the Board Meeting	Management	For	For

AMP LTD
Security	Q0344G101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	13-May-2010
ISIN	AU000000AMP6	Agenda		702314737 - Management
Item	Proposal	Type	Vote	For/Against Management
-
VOTING EXCLUSIONS APPLY TO THIS MEETING FOR
PROPOSALS 2 AND 6 VOTES CAST BY-ANY INDIVIDUAL OR
RELATED PARTY WHO BENEFIT FROM THE PASSING OF
THE-PROPOSAL/S WILL BE DISREGARDED. HENCE, IF YOU
HAVE OBTAINED BENEFIT OR DO-EXPECT TO OBTAIN
FUTURE BENEFIT YOU SHOULD NOT VOTE (OR VOTE
"ABSTAIN") FOR-THE RELEVANT PROPOSAL ITEMS
Non-Voting
1	To receive and consider the financial report, the Directors' report and the-Auditors' report for the YE 31 DEC 2009	Non-Voting
2	Approve, for the purposes of ASX Listing Rule 7.4, the issue of shares by AMP Limited as and on the basis as specified	Management	For	For
3.A	Re-elect Peter Mason as a Director	Management	For	For
3.B	Re-elect John Palmer as a Director	Management	For	For
3.C	Re-elect Richard Grellman as a Director	Management	For	For
3.D	Election of Paul Fegan as a Director	Management	For	For
4	Approve the remuneration report for the YE 31 DEC 2009	Management	For	For
5
Grant authority for the acquisition by the Managing Director of
AMP Limited, Mr. Craig Dunn, of:  a  performance rights as the
Managing Director's long-term incentive for 2010  b  shares in
AMP Limited on the exercise of some or all of those performance rights, as and on the basis specified
		Management	For	For
6
Approve, with effect from the day after the conclusion of the 2010
AGM of AMP Limited, the remuneration for the services of Non-
Executive Directors of AMP Limited is increased by AUD 500,000 to an aggregate maximum sum of AUD 3.5 million per annum;
such remuneration is to be divided among the Non-Executive
Directors in such proportion and manner as the Directors agree or, in default of agreement, equally  and to be taken to accrue from day to day
		Management	For	For

SWIRE PAC LTD
Security	Y83310105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	13-May-2010
ISIN	HK0019000162	Agenda		702349261 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Declare the final dividends	Management	For	For
2.a	Re-elect P.A. Johansen as a Director	Management	For	For
2.b	Re-elect J.R. Slosar as a Director	Management	For	For
3	Re-appoint PricewaterhouseCoopers as the Auditors and authorize the Directors to fix their remuneration	Management	For	For
4
Authorize the Directors, subject to this resolution, during the relevant period of all the powers of the Company to make on-
market share repurchases (within the meaning of the Code on
Share Repurchases); the aggregate nominal amount of any class of the Company's shares which may be repurchased pursuant to the approval in paragraph (a) above shall not exceed 10% of the aggregate nominal amount of the shares of that class in issue at the date of passing this Resolution; and  Authority expires at the conclusion of the next AGM of the Company; the expiration of the period within which the next AGM of the Company is required by law to be held; and the revocation or variation of the authority given under this Resolution by ordinary resolution of the
shareholders in general meeting  and references to "shares"
include securities which carry a right to subscribe for or purchase shares
		Management	For	For
5
Authorize the Directors, during the Relevant Period to allot, issue and deal with additional shares and to make or grant offers, agreements and options which will or might require the exercise of such powers during or after the end of the Relevant Period, the aggregate nominal amount of shares of any class allotted or
agreed conditionally or unconditionally to be allotted (whether pursuant to an option or otherwise) by the Directors pursuant to the approval in this resolution, otherwise than pursuant to (i) a
Rights Issue or (ii) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares, CONTD.
		Management	For	For
-
CONTD. shall not exceed the aggregate of 20% of the aggregate nominal amount-of the shares of that class in issue at the date of passing this Resolution-provided that the aggregate nominal
amount of the shares of any class so-allotted (or so agreed
conditionally or unconditionally to be allotted)-pursuant to this
Resolution wholly for cash shall not exceed 5% of the-aggregate nominal amount of the shares of that class in issue at the date of-
passing this Resolution; and  Authority expires at the conclusion of the next-AGM of the Company; and the expiration of the period within which the next-AGM of the Company is required by law to be held; and the revocation or-variation of the authority given under this Resolution by ordinary resolution-of the shareholders in general meeting
Non-Voting
-	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting

SINO-OCEAN LAND HOLDINGS LTD
Security	Y8002N103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	13-May-2010
ISIN	HK3377040226	Agenda		702349374 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and consider the audited consolidated financial statements and the reports of the Directors and the Auditors for the FYE 31 DEC 2009	Management	For	For
2	Declare a final dividend for the YE 31 DEC 2009	Management	For	For
3.a	Election of Ms. Liu Hui as a Non-Executive Director and authorize the Board	Management	For	For
3.b	Election of Mr. Wang Xiaodong as a Non-Executive Director and authorize the	Management	For	For
3.c	Election of Mr. Wang Xiaoguang as a Executive Director and authorize the	Management	For	For
3.d	Election of Mr. Chen Runfu as a Executive Director and authorize the Board of	Management	For	For
3.e	Election of Mr. Han Xiaojing as an Independent Non-Executive Director and	Management	For	For
3.f	To re-elect Mr. Zhao Kang as an Independent Non-Executive Director and authorise the board of directors of the Company to fix his remuneration.	Management	For	For
4	Re-appointment of PricewaterhouseCoopers as the Auditor of the Company and authorize the Board of Directors of the Company to fix their remuneration	Management	For	For
S.5
Amend the Articles of Association of the Company and authorize the Board of Directors of the Company to deal with on behalf of the Company the relevant filing and amendments (where
necessary) procedures and other related issues arising from the amendments to the Articles of Association
		Management	For	For
6.a
Authorize the Directors to allot, issue and deal with additional shares in the capital of the Company and make or grant offers, agreements and options and rights of exchange or conversion
which might require the exercise of such powers, subject to and in accordance with all applicable laws and requirements of the Rules
Governing the Listing Securities on The Stock Exchange of Hong
Kong Limited during and after the relevant period, not exceeding
20% of the aggregate nominal amount of the issued share capital of the Company, otherwise than pursuant to i) a rights issue; or ii)
the exercise of options under any share option scheme or similar arrangement adopted by the Company for the grant or issue to the employees and directors of the Company and/or any of its
subsidiaries and/or other eligible participants specified hereunder of options to subscribe for or rights to acquire shares of the
Company; Contd...
		Management	For	For
-
Contd..or (c) an issue of shares upon the exercise of the
subscription rights-attaching to any warrants which may be issued by the Company; or (d) an issue-of shares of the Company as
scrip dividend or similar arrangement in-accordance with the memorandum and articles of association of the Company;-
Authority expires the earlier of the conclusion of the next AGM or the-expiration of the period within which the next AGM is to be held by law
Non-Voting
6.b
Authorize the Directors of the Company to purchase or otherwise acquire shares in the capital of the Company during the relevant period, on The Stock Exchange of Hong Kong Limited or any
other stock exchange on which the shares of the Company have been or may be listed and recognized by the Securities and
Futures Commission under the Hong Kong Code on share
repurchases for such purposes, subject to and in accordance with all applicable laws and regulations, at such price as the Directors may at their discretion determine in accordance with all applicable laws and regulations, not exceeding 10% of the aggregate
nominal amount of the issued share capital of the Company;
Authority expires the earlier of the conclusion of the AGM of the
Company or the expiration of the period within which the next
AGM of the Company is to be held by law
		Management	For	For
6.c
Approve, conditional upon the passing of the resolutions set out in paragraphs 6(A) and 6(B) of the notice convening this meeting, the general mandate granted to the directors of the Company to exercise the powers of the Company to allot, issue and otherwise deal with shares of the Company pursuant to the resolution set out in paragraph 6(A) of the notice convening this meeting be and is hereby extended by the addition thereto an amount of shares
representing the aggregate nominal amount of shares of the
Company purchased or otherwise acquired by the Company
pursuant to the authority granted to the directors of the Company under the resolution set out in paragraph 6(B) above, provided that such amount shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing this resolution
		Management	For	For
6.d
Approve the increase in the authorized share capital of the
Company from HKD 8,000,000,000 divided into 10,000,000,000
ordinary shares of HKD 0.80 each to HKD 20,000,000,000,
comprising 20,000,000,000 ordinary shares of HKD 0.80 each and
5,000,000,000 preference shares of HKD 0.80 each
		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO receipt of
conservative record date-. IF YOU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
FORM-UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

CHINA AEROSPACE INTERNATIONAL HOLDINGS LTD
Security	Y1373B188	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	13-May-2010
ISIN	HK0031044180	Agenda		702352256 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the Audited accounts of the Company and the reports of the Directors and the Auditors of the Company for the YE 31 DEC 2009	Management	For	For
2	Approve the payment of a final dividend	Management	For	For
3.A.1	Re-election of Mr. Wu Zhuo as a Director	Management	For	For
3.A.2	Re-election of Mr. Zhao Liqiang as a Director	Management	For	For
3.A.3	Re-election of Mr. Wu Hongju as a Director	Management	For	For
3.A.4	Re-election of Mr. Chen Xuechuan as a Director	Management	For	For
3.A.5	Re-election of Mr. Li Hongjun as a Director	Management	For	For
3.A.6	Re-election of Dr. Chan Ching Har, Eliza as a Director	Management	For	For
3.A.7	Re-election of Mr. Jin Xuesheng as a Director	Management	For	For
3.A.8	Re-election of Mr. Chow Chan Lum, Charles as a Director	Management	For	For
3.B
Approve the payment of HKD 150,000 to each of the Directors as
Director's fee, and HKD 50,000 to each of the Members of Audit
Committee and HKD 30,000 to each of the Members of
remuneration Committee as remunerations for the YE 31 DEC
2010
		Management	For	For
4	Re-appointment of Messrs. Deloitte Touche Tohmatsu as the Auditors of the Company and to authorize the Board of Directors to fix their remuneration	Management	For	For
5
Authorize the Directors of the Company to allot, issue and deal with additional shares in the capital of the Company and to make or grant offers, agreements and options, including warrants to subscribe for shares, which might require the exercise of such powers be and is hereby generally and unconditionally approved;
to make or grant offers, agreements and options, including
warrants to subscribe for shares, which might require the exercise of such powers after the end of the relevant period; the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted  whether pursuant to an option or otherwise  by the Directors of the Company, otherwise than
pursuant to a Rights Issue  as specified  or on the CONTD..
		Management	For	For
-
..CONTD exercise of any options granted under the Share Option
Scheme of the-Company or on the exercise of the conversion
rights attaching to any-convertible notes of the Company, shall not exceed 20% of the aggregate-nominal amount of the share capital of the Company in issue as at the date of-passing this resolution, and the said approval shall be limited accordingly;-Authority expires earlier at the conclusion of the next AGM of the Company or-the expiration of the period within which the next AGM of the
Company is-required by the applicable law or the Articles of
Association of the Company-to be held
Non-Voting
6
Authorize the Directors of the Company during the relevant period as hereinafter defined  to repurchase issued shares or any other rights to subscribe shares in the capital of the Company in each case on The Stock Exchange of Hong Kong Limited  the Stock
Exchange  or on any other stock exchange on which the securities of the Company may be listed and which is recognized by the
Securities and Futures Commission of Hong Kong and the Stock
Exchange for this purpose, subject to and in accordance with all applicable laws and/or the requirements of the Stock Exchange or of any other stock exchange as amended from time to time, be and is hereby generally and unconditionally approved; approve the aggregate nominal amount of share capital CONTD...
		Management	For	For
-
..CONTD of the Company to be repurchased by the Directors of the Company-during the Relevant Period shall not exceed 10% of the aggregate nominal-amount of the share capital of the
Company in issue as at the date of passing-this resolution and the said approval shall be limited accordingly;-Authority expires earlier at the conclusion of the next AGM of the Company or-the
expiration of the period within which the next AGM of the
Company is-required by law or the Articles of Association of the
Company to be held
Non-Voting
7
Approve, conditional on the passing of the Resolution No. 6 as specified, the general mandate granted to the Directors of the
Company and for the time being in force to exercise the powers of the Company to allot, issue and deal with new shares pursuant to the Resolution No. 5 as specified extended by the addition to the aggregate nominal amount of the share capital of the Company which may be allotted or agreed conditionally or unconditionally to be allotted by the Directors of the Company pursuant to such general mandate of an amount representing the aggregate
nominal amount of the share capital of the Company repurchased by the Company under the authority granted pursuant to the said
Resolution No. 6, provided that such extended amount shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of passing this resolution
		Management	For	For
-	Any other business	Non-Voting
-	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting

ROC OIL COMPANY LIMITED
Security	Q81572101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	13-May-2010
ISIN	AU000000ROC4	Agenda		702356228 - Management
Item	Proposal	Type	Vote	For/Against Management
1	To receive and approve the annual financial report, Director's report and-Auditor's report for the Company for the YE 31 DEC 2009	Non-Voting
2	Adopt the remuneration report for the YE 31 DEC 2009	Management	For	For
3	Re-elect Mr. Sidney Jansma, Jr, as a Director of the Company, who retires by rotation in accordance with the Constitution	Management	For	For
4	Transact any other business	Non-Voting

BYD COMPANY LTD, SHENZHEN
Security	Y1023R104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	13-May-2010
ISIN	CNE100000296	Agenda		702401631 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100326/LTN2 0100326019.pdf	Non-Voting
1.	Approve the working report of the Board of Directors of the Company for the YE 31 DEC 2009	Management	For	For
2.	Approve the working report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
3.	Approve the audited financial statements of the Company as at and for the YE 31 DEC 2009	Management	For	For
4.	Approve the proposal for appropriation of profit of the Company for the YE 31 DEC 2009	Management	For	For
5.
Re-appoint Ernst & Young as the Company's International
Auditors for the FY of 2010, to hold office until the conclusion of the next AGM of the Company, and authorize the Board of
Directors of the Company to determine its remuneration
		Management	For	For
6.	Approve the remuneration of the Directors of the Company in 2010	Management	For	For
7.	Approve the remuneration of the Supervisors of the Company in 2010	Management	For	For
8.
Approve the Company, from the date on which this resolution is passed until the date of the conclusion of the 2010 AGM of the shareholders to be held in 2011, and subject to the credit amount signed off by banks and the Company, to provide joint liability guarantees for its domestic subsidiaries in respect of bank loans to such subsidiaries within such credit amount
		Management	For	For
9.
Approve or ratify (i) the release of the pledge of 4,000,000
Domestic Shares and 27,000,000 Domestic Shares by Mr. Lu
Xiang-yang and Guangzhou Youngy Management & Investment
Group Company Limited (Guangzhou Youngy), respectively, to
China Construction Bank, Dongshan branch (CCB) to secure
certain borrowings from CCB to Guangzhou Rongda Power
Supply Material Co., Ltd. (Guangzhou Rongda); (ii) the pledge of
15,200,000 Domestic Shares and 40,000,000 Domestic Shares by
Mr. Lu Xiang-yang and Guangzhou Youngy, respectively, to CCB to secure certain new borrowings from CCB to Guangzhou
Rongda; (iii) the release of the pledge of 60,000,000 Domestic
Shares by Mr. Lu Xiang-yang to Shenzhen Development Bank,
Yangcheng branch (SDB) to secure certain borrowing from SDB
to Guangzhou Rongda; and (iv) the pledge of 44,607,155
Domestic Shares by Mr. Lu Xiang-yang to SDB to secure certain new borrowing from SDB to Guangzhou Rongda
		Management	For	For
10.	Approve the proposals (if any) put forward in accordance with the Articles of Association of the Company by any shareholder(s) holding 5% or more of the Shares carrying the right to vote at the AGM	Management	For	For
S.11
Authorize the Board of Directors of the Company (the Board) a
general mandate to allot, issue and deal with additional shares in the capital of the Company, whether domestic shares or H shares, subject to the conditions: (i) that the aggregate nominal amount of shares allotted, issued and dealt with or agreed conditionally or unconditionally to be allotted, issued or dealt with by the Board pursuant to the general mandate shall not exceed 20% of the total nominal amount of shares of the same class of the Company in issue; (ii) that the exercise of the general mandate is subject to all governmental and/or regulatory approval(s), if any, under the applicable law (including but without limitation to the Company
Law of the PRC and the Rules Governing the Listing of Securities
on The Stock Exchange of Hong Kong Limited); [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of a 12-month period following the passing of this resolution; and to approve, execute and do or procure to be
executed and done, all such documents, deeds and things as it may consider necessary in connection with the allotment and
issue of any new shares pursuant to the exercise of the general mandate referred to in this resolution
		Management	For	For
S.12
Authorize the Directors of BYD Electronic (International) Company
Limited (BYD Electronic) to allot, issue and otherwise deal with new shares of BYD Electronic not exceeding 20% of the
aggregate nominal amount of the issued share capital of BYD
Electronic
		Management	For	For

HANG SENG BANK LTD
Security	Y30327103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	14-May-2010
ISIN	HK0011000095	Agenda		702313254 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	Receive the Audited financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2009	Management	For	For
2.a	Re-elect Dr. John C.C. Chan as a Director, who retires	Management	For	For
2.b	Re-elect Mr. William W. Leung as a Director, who retires	Management	For	For
2.c	Re-elect Dr. Eric K.C. Li as a Director, who retires	Management	For	For
2.d	Re-elect Dr. Vincent H.S. Lo as a Director, who retires	Management	For	For
2.e	Re-elect Mr. Iain J. Mackay as a Director, who retires	Management	For	For
2.f	Re-elect Mrs. Dorothy K.Y.P. Sit as a Director, who retires	Management	For	For
3	Re-appoint KPMG as the Auditors and authorize the Directors of the Company to fix their remuneration	Management	For	For
4
Authorize the Directors of the Company, to purchase shares of the
Company during the relevant period, not exceeding 10% of the aggregate nominal amount of the issued share capital on the
Stock Exchange of Hong Kong Limited or any other Stock
Exchange recognized by the Securities and Futures Commission of Hong Kong and the Stock Exchange of the Hong Kong Limited
under the Hong Kong Code on share repurchases;  Authority
expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM of the
Company is required by the Companies Ordinance to be held
		Management	For	For
5
Authorize the Directors of the Company, pursuant to Section 57B of the Companies Ordinance, to allot, issue and deal with
additional shares in the capital of the Company and make or grant offers, agreements and options during and after the relevant period, not exceeding where the shares to be allotted wholly for cash, 5% and in any event 20% of the aggregate nominal amount of the share capital of the Company, otherwise than pursuant to i)
a rights issue; or ii) the exercise of rights of subscription or conversion under the terms of any warrants issued by the
Company or any securities which are convertible into shares of the Company; or iii) the exercise of options or similar
arrangement; or iv) any scrip dividend or similar arrangement;
Authority expires the earlier of the conclusion of the next AGM of the CONTD
		Management	For	For
-	CONTD Company or the expiration of the period within which the next AGM of-the Company is required by the Companies ordinance to be held	Non-Voting

SHENZHEN EXPWY CO
Security	Y7741B107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	14-May-2010
ISIN	CNE100000478	Agenda		702315070 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the report of the Directors for the year 2009	Management	For	For
2	Approve the report of the Supervisory Committee for the year 2009	Management	For	For
3	Approve the audited accounts for the year 2009	Management	For	For
4	Approve the proposed distribution scheme of profits for the year 2009 including declaration of final dividend	Management	For	For
5	Approve the budget report for the year 2010	Management	For	For
6
Re-appoint Messrs. PricewaterhouseCoopers  Certified Public
Accountants, Hong Kong  as the International Auditors and
PricewaterhouseCoopers Zhong Tian CPAs Company Ltd. as the
Statutory Auditors of the Company for 2010 at the annual audit fees of RMB 3,400,000 in total
		Management	For	For
7
Authorize the Board of Directors to provide credit or
mortgage/pledge counter-guarantee for the domestic commercial bank which provides guarantee for the Company or wholly-owned subsidiaries of the Company not exceeding RMB 500 million in aggregate, the counter-guarantee shall cover the potential loss and expenses of the bank providing guarantee which might arise from fulfilling the obligations under the guarantee; and authorize the Board of Directors or any two Directors of the Company duly authorized by the Board of Directors to handle all the matters relating to the counter-guarantee, including but not limited to deciding the specific terms of and executing the counter-
guarantee agreement
		Management	For	For
S.8
Authorize the Board of Directors of the Company, of a general mandate to issue debentures denominated in Renminbi, in one or more tranches, including but not limited to medium term notes, short-term commercial paper, asset-backed commercial paper,
corporate bonds etc. from the date on which this resolution is approved to the date on which the 2010 AGM is held with a
maximum outstanding repayment amount of the debentures to be issued under this general mandate not exceeding RMB 3 billion in aggregate and the issue size for each category of debentures not exceeding the limit of that category of debentures that may be issued under relevant national laws and regulations be approved;
CONTD.
		Management	For	For
-
CONTD. authorize the Board of Directors or any two Directors of the Company-to determine and approve the specific terms,
conditions and related matters-of the debentures to be issued under the general mandate according to the-needs of the
Company and the market condition and to prepare and execute
all-necessary documents, and make all necessary arrangement
for the-implementation of the issue and listing  if applicable  of relevant-debentures
Non-Voting

CITIC PAC LTD
Security	Y1639J116	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	14-May-2010
ISIN	HK0267001375	Agenda		702358626 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	Receive the Audited accounts and the reports of the Directors and the Auditors for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend for the YE 31 DEC 2009	Management	For	For
3.A	Re-elect Mr. Chang Zhenming as a Director, who retires	Management	For	For
3.B	Re-elect Mr. Vernon Francis Moore as a Director, who retires	Management	For	For
3.C	Re-elect Mr. Liu Jifu as a Director, who retires	Management	For	For
3.D	Re-elect Mr. Willie Chang as a Director, who retires	Management	For	For
3.E	Re-elect Mr. Norman Ho Hau Chong as a Director, who retires	Management	For	For
3.F	Re-elect Mr. Yin Ke as a Director, who retires	Management	For	For
4	Re-appoint Messrs. PricewaterhouseCoopers as the Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For
5
Authorize the Directors of the Company, during and after the end of the Relevant Period to allot, issue and dispose of additional shares in the Company and to make or grant offers, agreements and options which would or might require the exercise of such powers; the aggregate nominal value of share capital allotted or agreed conditionally or unconditionally to be allotted  whether pursuant to an option or otherwise  by the Directors of the
Company pursuant to the mandate in paragraph  A , otherwise
than pursuant to I  Rights Issue or  II  any option scheme or similar arrangement for the time being adopted for the grant or issue to the officers and/or employees of the Company and/or any of its subsidiaries of shares or rights to acquire shares of the Company or  III  the exercise of rights of subscription or conversion
CONTD..
		Management	For	For
-
..CONTD under the terms of any warrants issued by the Company or any-securities which are convertible into shares of the
Company or  IV  any scrip-dividend or similar arrangement
providing for the allotment of shares in lieu-of the whole or part of a dividend on shares of the Company pursuant to the-Articles of
Association of the Company from time to time, shall not exceed-
20% of the aggregate nominal amount of the share capital of the
Company in-issue at the date of this resolution and the said mandate shall be limited-accordingly;  Authority expires at the conclusion of the next AGM of the-Company or the expiration of the period within which the next AGM of the-Company is required by law to be held
Non-Voting
6
Authorize the Directors of the Company, during the Relevant
Period to purchase or otherwise acquire shares of the Company, in accordance with all applicable laws and the requirements of the
Rules Governing the Listing of Securities on the Stock Exchange
of Hong Kong Limited, provided that the aggregate nominal
amount of shares so purchased or otherwise acquired shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of this resolution;  Authority expires at the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the
Company is required by law to be held
		Management	For	For
7
Approve, conditional upon the passing of Resolutions  5  and  6 set out in the Notice convening this Meeting, the aggregate
nominal amount of the shares which are purchased or otherwise acquired by the Company pursuant to Resolution  6  shall be
added to the aggregate nominal amount of the shares which may be issued pursuant to Resolution  5
		Management	For	For

LI NING CO LTD
Security	G5496K124	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	14-May-2010
ISIN	KYG5496K1242	Agenda		702369617 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR" OR "AGAINST" FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Receive and adopt the audited financial statements and the reports of the Directors and the Auditor of the Company for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend for the YE 31 DEC 2009 to the shareholders of the Company	Management	For	For
3.a.1	Re-elect Mr. Li Ning as an Executive Director of the Company	Management	For	For
3.a.2	Re-elect Mr. Koo Fook Sun, Louis as an Independent Non- Executive Director of the Company	Management	For	For
3.a.3	Re-elect Mr. Chan Chung Bun, Bunny as an Independent Non- Executive Director of the Company	Management	For	For
3.b	Authorize the Board of Directors of the Company to fix the Directors' remuneration	Management	For	For
4	Re-appoint PricewaterhouseCoopers, Certified Public Accountants, as the Auditor of the Company and authorize the Board of the Directors of the Company to fix their remuneration	Management	For	For
5	Approve to give a general mandate to the Directors to issue shares up to 20%	Management	For	For
6	Approve to give a general mandate to the Directors to repurchase shares up to 10%	Management	For	For
7	Authorize the Directors to issue and allot the shares repurchased by the Company	Management	For	For

ALIBABA.COM LTD
Security	G01717100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	14-May-2010
ISIN	KYG017171003	Agenda		702369857 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Receive the audited financial statements together with the Directors' report and the independent Auditor's report for the YE 31 DEC 2009	Management	For	For
2	Re-election of Ma Yun, Jack as a Director	Management	For	For
3	Re-election of Wu Wei, Maggie as a Director	Management	For	For
4	Re-election of Peng Yi Jie, Sabrina as a Director	Management	For	For
5	Re-election of Tsou Kai-Lien, Rose as a Director	Management	For	For
6	Re-election of Niu Gen Sheng as a Director	Management	For	For
7	Authorize the Board of Directors to fix the Directors' remuneration	Management	For	For
8	Re-appoint Auditors and to authorize the Board of Directors to fix their remuneration	Management	For	For
9
Authorize the Directors of the Company pursuant to the Rules
Governing the Listing of Securities on The Stock Exchange of
Hong Kong Limited, during the Relevant Period  as hereinafter defined  of all the powers of the Company to allot, issue and deal with additional shares or securities convertible into shares, or options, warrants or similar rights to subscribe for any shares and to make or grant offers, agreements and options which might
require the exercise of such powers be and is hereby generally and unconditionally approved;  b  the approval in sub-paragraph  a of this resolution shall authorize the Directors of the Company during the Relevant Period to make or grant offers, agreements and options  including warrants, bonds and debentures convertible into shares of the Company  which CONTD..
		Management	For	For
-
CONTD.. would or might require the exercise of such powers after the end of-the Relevant Period; 2  c  the aggregate nominal
amount of share capital-allotted or agreed conditionally or
unconditionally to be allotted  whether-pursuant to an option or otherwise  by the Directors of the Company pursuant-to the
approval in sub-paragraphs  a  and  b  of this resolution,
otherwise-than pursuant to  i  a Rights Issue as hereinafter defined, or  ii  the-exercise of rights of subscription or conversion under the terms of any-warrants issued by Company or any
securities which are convertible into-shares of the Company, or  iii the exercise of options granted under any-option scheme or
similar arrangement for the time being adopted for the grant-or issue to officers and/or employees of the Company and/or any of its-subsidiaries CONTD..
Non-Voting
-
CONTD.. of shares or rights to acquire shares of the Company, or
iv  any-scrip dividend or similar arrangement providing for the allotment and issue-of shares in lieu of the whole or part of a dividend on shares of the Company-in accordance with the
articles of association of the Company, shall not-exceed 10% of the share capital of the Company in issue as of the date of-
passing this resolution, and the said approval shall be limited accordingly;-and  d  for the purposes of this resolution  Authority expires from the-conclusion of the next AGM of the Company; the expiration of the period-within which the next AGM of the
Company is required by the articles of-association of the CONTD..
Non-Voting
-
CONTD.. Company or any applicable laws of the Cayman Islands to be held ; and-the date on which the authority set out in this resolution is revoked or-varied by an ordinary resolution of the shareholders of the Company in-general meeting
Non-Voting
10
Authorize the Directors of the Company during the Relevant
Period of all the powers of the Company to repurchase shares in the capital of the Company on The Stock Exchange of Hong Kong
Limited  the Hong Kong Stock Exchange  or on any other
exchange on which the securities of the Company may be listed and recognized by the Securities and Futures Commission of
Hong Kong and the Hong Kong Stock Exchange for such purpose, and otherwise in accordance with the rules and regulations of the
Securities and Futures Commission of Hong Kong, the Hong Kong
Stock Exchange or of any other stock exchange as amended from time to time and all applicable laws in this regard, be and the same is hereby generally and unconditionally approved;  b  the aggregate nominal amount of CONTD..
		Management	For	For
-
CONTD.. the shares which may be purchased pursuant to the
approval in-sub-paragraph  a  of this resolution shall not exceed
10% of the aggregate-nominal amount of the share capital of the
Company in issue on the date of-passing this resolution and the said approval shall be limited accordingly
Non-Voting
11
Approve the notice convening this meeting being passed, the
aggregate nominal amount of the number of shares which are
repurchased by the Company after the date of the passing of this resolution  up to a maximum of 10% of the aggregate nominal
amount of the share capital of the Company in issue as of the date of this resolution  shall be added to the aggregate nominal amount of share capital that may be allotted or agreed conditionally or unconditionally to be allotted by the Directors of the Company pursuant to resolution set out in the notice convening this meeting
		Management	For	For
12
Authorize the Directors during the Relevant Period  as defined below  of all the powers of the Company to allot, issue and deal with additional shares to be issued under the restricted share unit scheme approved and adopted by the then sole shareholder of
the Company and the Board of Directors of the Company both on
12 OCT 2007 and subsequently amended by our shareholders at
the AGM of the Company held on 05 MAY 2008  the Restricted
Share Unit Scheme ; the aggregate nominal amount of additional shares allotted, issued or dealt with, by the Directors pursuant to the approval in this resolution shall not exceed 37,915,551 shares of the Company; and the purposes of this resolution, Relevant
Period shall have the same meaning as assigned to it under sub-
paragraph of resolution set out in the notice convening this meeting
		Management	For	For

COCA-COLA AMATIL LTD
Security	Q2594P146	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	14-May-2010
ISIN	AU000000CCL2	Agenda		702385724 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
VOTING EXCLUSIONS APPLY TO THIS MEETING FOR
PROPOSAL 4 AND VOTES CAST BY ANY-INDIVIDUAL OR
RELATED PARTY WHO BENEFIT FROM THE PASSING OF
THE PROPOSAL/S-WILL BE DISREGARDED. HENCE, IF YOU
HAVE OBTAINED BENEFIT OR DO EXPECT TO-OBTAIN
FUTURE BENEFIT YOU SHOULD NOT VOTE  OR VOTE
"ABSTAIN"  FOR THE-RELEVANT PROPOSAL ITEMS.
Non-Voting
1	Discussion of the accounts for the YE 31 DEC 2009 and the reports of the-Directors and Auditor	Non-Voting
2	Adopt the remuneration report contained within the accounts for the YE 31 DEC 2009	Management	For	For
3.a	Re-elect Ms. Jillian Broadbent, AO as a Director, who retires in accordance with Article 6.3(b) of the Constitution	Management	For	For
3.b	Re-elect Mr. Geoffrey Kelly as a Director, who retires in accordance with Article 6.3(b) of the Constitution	Management	For	For
3.c	Re-elect Mr. Martin Jansen as a Director, who retires in accordance with Article 6.3(i) of the Constitution	Management	For	For
4
Approve to permit the Directors to invite Mr. T. J. Davis to participate in the Coca-Cola Amatil Limited 2010-2012 Long Term
Incentive Share Plan by offering him rights to acquire up to
247,844 fully paid ordinary shares in the Company in the manner as specified
		Management	For	For

PARKSON RETAIL GROUP LTD
Security	G69370115	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	17-May-2010
ISIN	KYG693701156	Agenda		702364869 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTIONS "1 TO 5.B AND 5.C". THANK YOU.	Non-Voting
1	Receive the audited consolidated financial statements and the reports of the Directors and Auditors for the YE 31 DEC 2009	Management	For	For
2	Approve the declaration of a final dividend of RMB 0.10 per share	Management	For	For
3.i.a	Re-election of Chew Fook Seng as a Director of the Company	Management	For	For
3.i.b	Re-election of Yau Ming Kim, Robert as a Director of the Company	Management	For	For
3.ii	Authorize the Board of Directors to fix the Directors' remuneration	Management	For	For
4	Re-appoint Messrs. Ernst & Young as the Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For
5.A	Approve to grant a general mandate to the Directors to repurchase shares up to a maximum of 10% of the existing issued share capital of the Company	Management	For	For
5.B	Approve to grant a general mandate to the Directors to allot issue or deal with new shares up to a maximum of 20% of the existing issued share capital of the Company	Management	For	For
5.C	Approve to extend the general mandate granted to the Directors to issue new shares by the number of shares repurchased	Management	For	For

GCL-POLY ENERGY HLDGS LTD
Security	G3774X108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	17-May-2010
ISIN	KYG3774X1088	Agenda		702365330 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100415/LTN2 0100415658.pdf-	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY PROXY FORM IS AVAILABLE BY CLICKING ON THE URL-LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100415/LTN2 0100415640.pdf-	Non-Voting
1	Adopt the audited consolidated financial statements and the reports of the Directors and the Auditor for the YE 31 DEC 2009	Management	For	For
2.1	Re-elect Mr. SHU Hua as an Executive Director	Management	For	For
2.2	Re-elect Ms. SUN Wei as an Executive Director	Management	For	For
2.3	Re-elect Mr. QIAN Zhi Xin as an Independent Non-Executive Director	Management	For	For
2.4	Re-elect Ir. Dr. HO Chung Tai, Raymond as an Independent Non- Executive Director	Management	For	For
2.5	Re-elect Mr. XUE Zhong Su as an Independent Non-Executive Director	Management	For	For
2.6	Re-elect Mr. ZHU Yu Feng as an Executive Director	Management	For	For
2.7	Re-elect Mr. CHAU Kwok Man, Cliff as a Non-Executive Director	Management	For	For
2.8	Re-elect Ms. BAI Xiaoqing as a Non-Executive Director	Management	For	For
2.9	Authorize the Board of Directors to fix the remuneration of the Directors	Management	For	For
3	Re-appoint Deloitte Touche Tohmatsu as the Auditor of the Company and authorize the Board of Directors to fix their remuneration	Management	For	For
4.A	Authorize the Directors to allot, issue and deal with additional shares of the Company	Management	For	For
4.B	Authorize the Directors to repurchase shares of the Company	Management	For	For
4.C	Approve to extend the general mandate to the Directors to allot, issue and deal with additional shares by the addition of number of shares repurchased by the Company	Management	For	For

PT BK MANDIRI PERSERO TBK
Security	Y7123S108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	17-May-2010
ISIN	ID1000095003	Agenda		702409156 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve the annual report, report on the use of funds from public offering of Rupiah Subordinated Debt of Bank Mandiri I for the
year of 2009; ratification of financial, Board of Commissioners report and the annual partnership and Community development
program report for the year of 2009
		Management	For	For
2	Approve the utilization of the Company's net profit for book year 2009	Management	For	For
3	Authorize the Board of Directors to appoint of Independent Public Accountant to Audit Company's books for book year 2010	Management	For	For
4	Approve the remuneration of the Board of Directors, honorarium of the Board of Commissioners and Tantieme for the Members of the Board of Directors and the Board of Commissioners of the Company	Management	For	For
5	Approve the Board of Commissioners to increase the issue/paid up capital	Management	For	For
6	Approve the enhancement and increase of the pension benefits for the Members of Dana Pensiun Bank Mandiri Satu until Dana Pensiun Bank Mandiri Empat	Management	For	For
7	Approve to increase its shares ownership in Pt Axa Mandiri financial services	Management	For	For
8	Approve change of the Board of Directors and Commissioners	Management	For	For

GREAT WALL MOTOR CO LTD
Security	Y2882P106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-May-2010
ISIN	CNE100000338	Agenda		702315828 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Approve the audited financial statements of the Company for the YE 31 DEC 2009	Management	For	For
2
Declare a final dividend of RMB 0.25 per share for the YE 31 DEC
2009 to shareholders of the Company who are registered on the
Register of Members of the Company as at the close of business on Friday, 16 APR 2010
		Management	For	For
3	Receive and adopt the report of the Board of Directors of 2009	Management	For	For
4	Receive and adopt the report of the Supervisory Committee of 2009	Management	For	For
5
Approve the re-appointment of Ernst & Young Hua Ming as the
Company's PRC Auditors and Ernst & Young as the Company's
international Auditors for the YE 31 DEC 2010 and authorize the
Board to fix the respective remunerations of the Company's PRC and International Auditors
		Management	For	For
6	Approve the resignation of Mr. Tseung Yuk Hei, Kenneth as an Independent Non-executive Director of the Company	Management	For	For
7
Election of Mr. Chan Yuk Tong as an Independent Non-executive
Director of the Company for a term commencing on the day being elected and ending on the expiry of the third session of the Board and authorize the Board to determine his remuneration
		Management	For	For
S.8
Authorize the Board to allot, issue and deal with additional shares in the capital of the Company, whether domestic shares or H
shares or grant offers, agreements or options which might require the exercise of such powers after the relevant period, the
aggregate nominal amount of shares, whether domestic shares or
H shares allotted, issued and dealt with or agreed conditionally or unconditionally to be allotted, issued and dealt with by the Board pursuant to such mandate, shall not exceed: 20%, being
136,400,000 domestic shares of the aggregate nominal amount of domestic shares in issue and 20% being 82,654,400 H shares of the aggregate nominal amount of H shares in issue in each case as of the date of this resolution, and in accordance with the
Company Law of the PRC and the Rules Governing the Listing of
Securities on CONTD.
		Management	For	For
-
CONTD. The Stock Exchange of Hong Kong Limited  as the same
may be amended-from time to time  and only if all necessary
approvals from the China-Securities Regulatory Commission
and/or other relevant PRC governmental-authorities are obtained;
and 2) to issue shares pursuant to this Resolution,-to: a) approve, execute, and do or procure to be executed and done, all such-
documents, deeds and things as it may consider necessary in
Non-Voting

connection with-the issue of such new shares including  without limitation : I) determine the-class and number of shares to be issued; II) determine the issue price of the-new shares; III)
determine the opening and closing dates of the new issue;-IV)
determine the use of proceeds of the new issue; V) determine the class-and number of new shares  if any  to be issued to the
existing shareholders;-CONTD.

-
CONTD. VI) make or grant such offers, agreements and options as may be-necessary in the exercise of such powers; and VII) in the case of an offer or-allotment of shares to the shareholders of the Company, exclude shareholders-of the Company who are
resident outside the PRC or the Hong Kong Special-Administrative
Region of the PRC on account of prohibitions or requirements-
under overseas laws or regulations or for some other reason(s)
which the-Board considers expedient; b) increase the registered capital of the Company-in accordance with the actual increase of capital by issuing shares pursuant-to this Resolution, register the increased capital with the relevant-authorities in the PRC and make such amendments to the Articles as it thinks-fit so as to reflect the increase in the registered capital of the Company;-and
CONTD.
Non-Voting
-
CONTD. c) make all necessary filings and registrations with the relevant PRC,-Hong Kong and /or other authorities;  Authority expires at the conclusion of-the next AGM of the Company
following the passing of this resolution; or the-expiration of the 12-
month period following the passing of this resolution;-or the date on which the authority set out this resolution is revoked or-varied by a special resolution of the Shareholders in a general meeting
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITION
OF TEXT IN RESOLUTION 7. I-F YOU HAVE ALREADY SENT
IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
FORM UN-LESS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

SINOTRUK HONG KONG LTD
Security	Y8014Z102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-May-2010
ISIN	HK3808041546	Agenda		702321390 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	Receive the audited consolidated financial statements of the Company and its subsidiaries and the reports of the Directors and the Auditor of the Company for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend of HKD 0.06 per share for the YE 31 DEC 2009	Management	For	For
3.A	Re-elect Mr. Pan Qing as the Director of the Company	Management	For	For
3.B	Re-elect Dr. Georg Pachta-Reyhofen as the Director of the Company	Management	For	For
3.C	Re-elect Mr. Jorg Schwitalla as the Director of the Company	Management	For	For
3.D	Re-elect Mr. Lars Wrebo as the Director of the Company	Management	For	For
3.E	Re-elect Mr. Lin Zhijun as the Director of the Company	Management	For	For
3.F	Re-elect Mr. Hu Zhenghuan as the Director of the Company	Management	For	For
3.G	Re-elect Mr. Li Xianyun as the Director of the Company	Management	For	For
3.H	Authorize the Board of Director to fix remunerations of the Directors of the Company	Management	For	For
4	Re-appoint PricewaterhouseCoopers as the Auditor and authorize the Board of Directors to fix its remuneration	Management	For	For

CHINA AUTOMATION GROUP LTD
Security	G2112N111	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-May-2010
ISIN	KYG2112N1117	Agenda		702362954 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS.	Non-Voting
1	Receive and consider the audited financial statements and the Directors' report and the Independent Auditor's report for the YE 31 DEC 2009	Management	For	For
2.a	Re-elect Mr. Xuan Rui Guo as a Director	Management	For	For
2.b	Re-elect Mr. Wang Tai-wen as a Director	Management	For	For
2.c	Authorize the Board of Directors to fix the remuneration of the Directors	Management	For	For
3	Re-appoint the Auditors and authorize the Board of Directors to fix the remuneration of the Auditors	Management	For	For
4	Approve to give a general mandate to the Directors to repurchase shares of the Company	Management	For	For
5	Approve to give a general mandate to the Directors to issue new shares of the Company	Management	For	For
6	Approve to extend the general mandate to be given to the Directors to issue new shares	Management	For	For
7	Approve the refreshment of the Scheme Mandate Limit	Management	For	For
8	Approve the payment of a dividend of 5.0 HK cents per share from the share premium account of the Company in respect of the YE 31 DEC 2009	Management	For	For
	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLIC-KING ON THE MATERIAL URL LINK http://www.hkexnews.hk/listedco/listconews/sehk/- 20100412/LTN20100412248.pdf	Non-Voting

LI & FUNG LTD
Security	G5485F144	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-May-2010
ISIN	BMG5485F1445	Agenda		702363019 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR" OR "AGAINST" FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Receive and adopt the audited consolidated accounts and reports of the Directors and the Auditors for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend of 49 HK cents per share	Management	For	For
3.a	Re-elect Dr. Victor Fung Kwok King as a Director	Management	For	For
3.b	Re-elect Mr. Bruce Philip Rockowitz as a Director	Management	For	For
3.c	Re-elect Mr. Paul Edward Selway-Swift as a Director	Management	For	For
4	Re-appoint PricewaterhouseCoopers as the Auditors and authorize the Directors to fix their remuneration	Management	For	For
5	Approve to increase the authorized share capital of the Company from HKD 100,000,000 to HKD 150,000,000	Management	For	For
6	Approve to give a general mandate to the Directors to repurchase the Company's shares up to 10%	Management	For	For
7	Approve to give a general mandate to the Directors to issue new shares up to 20% or in the case of issue of new shares solely for cash and unrelated to any asset acquisition, up to 10%	Management	For	For
8	Authorize the Directors to issue the shares repurchased by the Company	Management	For	For
9	Approve to refresh the scheme mandate limit under the Share Option Scheme	Management	For	For

PT CIPUTRA DEVELOPMENT TBK
Security	Y7121J100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-May-2010
ISIN	ID1000058803	Agenda		702366964 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the annual report and ratify the financial report for book year 2009	Management	For	For
2	Approve to determine the utilization of Company's net profit for book year 2009	Management	For	For
3	Authorize the Board of Directors to appoint Independent Public Accountant to audit Company's books for book year 2010	Management	For	For
4	Approve the determination of salary and the honorarium for the Board of Commissioners and the Board of Directors	Management	For	For
5	Appointment of Board of Directors and the Commissioners	Management	For	For

PT ASTRA AGRO LESTARI TBK, JAKARTA
Security	Y7116Q119	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-May-2010
ISIN	ID1000066004	Agenda		702401958 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the Company's annual report, the ratification on Company's income statement report for book year 2009	Management	For	For
2	Approve the Company's profit utility	Management	For	For
3	Appointment of the Public Accountant to audit the Company's books for book year 2010 and determination honorarium and other requirement of its appointment	Management	For	For
4
Approve the restructuring of the Company's Board of Directors, the salary determination and other benefits for the Board of
Directors, and determination of honorarium and other benefits for
Board of Commissioner
		Management	For	For

PT CHAROEN POKPHAND INDONESIA TBK
Security	Y71207156	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-May-2010
ISIN	ID1000107709	Agenda		702411783 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the 2009 annual report and ratify the 2009 financial report	Management	For	For
2	Approve the 2009 profit allocation	Management	For	For
3	Appointment of Public Accountant for 2010	Management	For	For
4	Approve to change the Board of Directors and Commissioners structure	Management	For	For

PT CIPUTRA DEVELOPMENT TBK
Security	Y7121J100	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	18-May-2010
ISIN	ID1000058803	Agenda		702412773 - Management
Item	Proposal	Type	Vote	For/Against Management
E.1	Approve the changing to nominal value from IDR 500 to IDR 250 per share [stock split]	Management	For	For

CHINA PETROLEUM & CHEMICAL CORP SINOPEC
Security	Y15010104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-May-2010
ISIN	CNE1000002Q2	Agenda		702412963 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-FOR ALL RESOLUTIONS. THANKS YOU.	Non-Voting
1.	Receive the report of the Board of Directors of Sinopec Corporation for the Year 2009	Management	For	For
2.	Receive the report of the Board of Supervisors of Sinopec Corporation for the Year 2009	Management	For	For
3.	Approve the audited accounts and audited consolidated accounts of Sinopec Corporation for the YE 31 DEC 2009	Management	For	For
4.	Approve the Plan for allocating any surplus common reserve funds at an amount of RMB 20 billion from the after-tax profits	Management	For	For
5.	Approve the Profit Distribution Plan for the YE 31 DEC 2009	Management	For	For
6.	Authorize the Board of Directors of Sinopec Corporation [the ''Board of Directors''] to determine the interim Profit Distribution Plan of Sinopec Corporation for 2009	Management	For	For
7.	Re-appoint KPMG Huazhen and KPMG as the Domestic and Overseas Auditors of Sinopec Corporation for the year 2010, respectively, and authorize the Board of Directors to determine their remunerations	Management	For	For
8.	Approve the proposal in respect of the acquisition of certain equity interest and loans held by Sinopec International Petroleum Exploration and Production Corporation	Management	For	For
S.9
Authorize the Board of Directors, pursuant to the relevant
regulations, within the maximum balance of the issuable bonds, namely after issuance, the relevant accumulative debt financing instruments balance shall not exceed 40% of the latest total audited net assets of Sinopec Corporation, to determine issuance of debt financing instruments, including but not limited to short term financial instruments, mid-term financial notes and corporate bonds; to determine the terms and conditions and all other matters in relation to the issuance of such debt financing instrument[s]
based on the needs of Sinopec Corporation and the market
conditions, including without limitation to the determination of the actual value, interest rate, term, targeted group and use of proceeds of the bond[s] subject to the aforementioned limits, as well as to the production, execution and disclosure of all
necessary documents thereof [Authority expires at the completion of next AGM of Sinopec Corporation]
		Management	For	For
S10.A	Approve type of securities to be issued	Management	For	For
S10.B	Approve an issuance size	Management	For	For
S10.C	Approve nominal value and issue price	Management	For	For
S10.D	Approve the term	Management	For	For
S10.E	Approve the interest rate	Management	For	For
S10.F	Approve the method and timing of interest payment	Management	For	For
S10.G	Approve the conversion period	Management	For	For
S10.H	Approve the determination and adjustment of conversion price	Management	For	For
S10.I	Approve the downward adjustment to conversion price	Management	For	For
S10.J	Approve the conversion method of fractional share	Management	For	For
S10.K	Approve the terms of redemption	Management	For	For
S10.L	Approve the terms of sale back	Management	For	For
S10.M	Approve the dividend rights of the year of conversion	Management	For	For
S10.N	Approve the method of issuance and target subscribers	Management	For	For
S10.O	Approve the subscription arrangement for existing shareholders	Management	For	For
S10.P	Approve the CB Holders and bondholder meetings	Management	For	For
S10.Q	Approve the use of proceeds from the issuance of the Convertible Bonds	Management	For	For
S10.R	Approve the guarantee	Management	For	For
S10.S	Approve the validity period of the resolutions in relation to the issuance of the convertible bonds	Management	For	For
S10.T	Approve the matters relating to authorization in relation to the issuance of the convertible bonds	Management	For	For
S10.U	Approve the Feasibility Analysis Report on the use of proceeds from the issuance of the convertible bonds	Management	For	For
S10.V	Receive the report on the use of proceeds from last issuance of securities	Management	For	For
S.11
Authorize the Board of Directors of Sinopec Corporation a general mandate to issue new shares: in order to grant discretion to the
Board of Directors on the flexibility of issuance of new shares, to allot issue and deal with shares not exceeding 20% of the existing domestic listed shares and overseas listed foreign shares of
Sinopec Corporation however, notwithstanding the obtaining of the general mandate, any issue of domestic shares needs
shareholders' approval at shareholders' meeting in accordance with the relevant PRC Laws and regulations' it is resolved as follow: 1] Subject to paragraphs [3] and [4] and pursuant to the
Company Law [the "Company Law"] of the People's Republic of
China [the "PRC"] and the listing rules of the relevant stock exchanges [as amended from time to time], to allot, issue and deal with shares during the Relevant Period and to determine the terms and conditions for the allotment and issue of new shares including the following terms: a] class and number of new shares to be issued; b] price determination method of new shares and/or issue price [including price range]; c] the starting and closing dates for the issue; d] class and number of the new shares to be issued to existing shareholders; and e] the making or granting of offers, agreements and options which might require the exercise of such powers; 2] to make or grant offers, agreements and options which would or might require the exercise of such powers after the end of the relevant period; 3] the aggregate nominal amount of new domestic listed shares and new overseas listed foreign shares allotted, issued and dealt with or agreed conditionally or
unconditionally to be allotted, issued and dealt with [whether pursuant to an option or otherwise] by the Board of Directors of
Sinopec Corporation pursuant to the approval in paragraph [1], otherwise than pursuant to issue of shares by conversion of the surplus reserve into share capital in accordance with the
Company Law of the PRC and the Articles of Association of
Sinopec Corporation, shall not exceed 20% of each class of the existing domestic listed shares and overseas listed foreign shares of Sinopec Corporation In exercising the powers granted in
paragraph [1], the Board of Directors of Sinopec Corporation must
		Management	For	For

[i] comply with the Company Law of the PRC and the relevant
regulatory stipulations [as amended from time to time] of the places where Sinopec Corporation is listed; and [ii] obtain
approval from China Securities Regulatory Commission and other relevant PRC government departments, The Board of Directors of
Sinopec Corporation, subject to the approval of the relevant authorities of the PRC and in accordance with the Company Law of the PRC, authorized to increase the registered capital of
Sinopec Corporation to the required amount upon the exercise of the powers pursuant to paragraph [1] above to authorize the
Board of Directors to sign the necessary documents, complete the necessary formalities and take other necessary steps to complete the allotment and issue and listing of new shares, provided the same do not violate the relevant laws, administrative regulations, listing rules of the relevant stock exchanges and the Articles of
Association. Subject to the approval of the relevant PRC
authorities, authorize the Board of Directors of Sinopec
Corporation to make appropriate and necessary amendments to
the Articles of Association after completion of the allotment and issue of new shares according to the method, type and number of the allotment and issue of new shares by Sinopec Corporation and the actual situation of the shareholding structure of Sinopec
Corporation at the time of completion of the allotment and issue of new shares in order to reflect the alteration of the share capital structure and registered capital of Sinopec Corporation pursuant to the exercise of this mandate [Authority expires earlier of the conclusion of the next AGM of Sinopec Corporation or 12 months]

12.1	Election of Mr. Ma Weihua as an Independent Non-Executive Directors of the Fourth Session of the Board of Directors of Sinopec Corp	Management	For	For
12.2	Election of Mr. Wu Xiaogen as an Independent Non-Executive Directors of the Fourth Session of the Board of Directors of Sinopec Corp	Management	For	For

INDUSTRIAL AND COMMERCIAL BANK OF CHINA LIMITED
Security	ADPV10686	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-May-2010
ISIN	CNE1000003G1	Agenda		702418573 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 695502 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE
BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100401/LTN2
01004011198.pdf a-nd
http://www.hkexnews.hk/listedco/listconews/sehk/20100503/LTN2
01005031161.pd-f
Non-Voting
1.	Approve the 2009 work report of the Board of Directors of the Bank	Management	For	For
2.	Approve the 2009 work report of the Board of Supervisors of the Bank	Management	For	For
3.	Approve the Bank' 2009 audited accounts	Management	For	For
4.	Approve the Bank' 2009 Profit Distribution Plan	Management	For	For
5.
Re-appoint Ernst & Young and Ernst & Young Hua Ming as the
Auditors of the Bank for 2010 for the term from the passing of this resolution until the conclusion of the next AGM and to fix the aggregate audit fees for 2010 at RMB 159.60 million
		Management	For	For
6.	Approve the Capital Management Plan of the Industrial and Commercial Bank of China Limited for Years 2010 to 2012 as set out in Appendix 1 to the circular of the Bank dated 02 APR 2010	Management	For	For
S.7	Approve the proposal in respect of general mandate to issue H Shares and A Share convertible corporate bonds as set out in the circular of the Bank dated 02 APR 2010	Management	For	For
S8.1
Approve the types of securities to be used, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the
Bank dated 02 APR 2010 and the implementation of these
resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the
People's Republic of China
		Management	For	For
S8.2
Approve the issue size, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated 02 APR 2010 and the implementation of these resolutions subject to approvals of relevant applications having been granted by the relevant
governmental authorities in the People's Republic of China
		Management	For	For
S8.3
Approve the nominal value and issue price in respect of the
proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the
Bank dated 02 APR 2010 and the implementation of these
resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the
People's Republic of China
		Management	For	For
S8.4
Approve the term, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in
Appendix 2 to the circular of the Bank dated 02 APR 2010 and the implementation of these resolutions subject to approvals of
relevant applications having been granted by the relevant
governmental authorities in the People's Republic of China
		Management	For	For
S8.5
Approve the interest rate, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated 02 APR
2010 and the implementation of these resolutions subject to
approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of
China
		Management	For	For
S8.6
Approve the timing and method of interest payment in respect of the proposed public issuance and listing of the A Share
convertible corporate bonds as set out in Appendix 2 to the
circular of the Bank dated 02 APR 2010 and the implementation of these resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of China
		Management	For	For
S8.7
Approve the conversion period, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated 02 APR
2010 and the implementation of these resolutions subject to
approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of
China
		Management	For	For
S8.8
Approve the method for determining the number of shares for
conversion, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix
2 to the circular of the Bank dated 02 APR 2010 and the
implementation of these resolutions subject to approvals of
relevant applications having been granted by the relevant
governmental authorities in the People's Republic of China
		Management	For	For
S8.9
Approve the determination and adjustment of CB conversion
price, in respect of the proposed public issuance and listing of the
A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated 02 APR 2010 and the
implementation of these resolutions subject to approvals of
relevant applications having been granted by the relevant
governmental authorities in the People's Republic of China
		Management	For	For
S8.10
Approve the downward adjustment to CB conversion price, in
respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the
circular of the Bank dated 02 APR 2010 and the implementation of these resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of China
		Management	For	For
S8.11
Approve the terms of redemption, in respect of the proposed
public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated
02 APR 2010 and the implementation of these resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of
China
		Management	For	For
S8.12
Approve the terms of sale back, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated 02 APR
2010 and the implementation of these resolutions subject to
approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of
China
		Management	For	For
S8.13
Approve the dividend rights of the year of conversion, in respect of the proposed public issuance and listing of the A Share
convertible corporate bonds as set out in Appendix 2 to the
circular of the Bank dated 02 APR 2010 and the implementation of these resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of China
		Management	For	For
S8.14
Approve the method of issue and target investors, in respect of the proposed public issuance and listing of the A Share
convertible corporate bonds as set out in Appendix 2 to the
circular of the Bank dated 02 APR 2010 and the implementation of these resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of China
		Management	For	For
S8.15
Approve the subscription arrangement for the existing holders of A
Shares, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated 02 APR 2010 and the
implementation of these resolutions subject to approvals of
relevant applications having been granted by the relevant
governmental authorities in the People's Republic of China
		Management	For	For
S8.16
Approve CB holders and CB holders' meetings in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the
Bank dated 02 APR 2010 and the implementation of these
resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the
People's Republic of China
		Management	For	For
S8.17
Approve the use of proceeds from the issuance of the convertible bonds, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated 02 APR 2010 and the
implementation of these resolutions subject to approvals of
relevant applications having been granted by the relevant
governmental authorities in the People's Republic of China
		Management	For	For
S8.18
Approve the special provisions in relation to supplementary
capital, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated 02 APR 2010 and the
implementation of these resolutions subject to approvals of
relevant applications having been granted by the relevant
governmental authorities in the People's Republic of China
		Management	For	For
S8.19
Approve the security, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated 02 APR 2010 and the implementation of these resolutions subject to approvals of relevant applications having been granted by the relevant
governmental authorities in the People's Republic of China
		Management	For	For
S8.20
Approve the validity period of the resolution in respect of the issuance of the convertible bonds, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated
02 APR 2010 and the implementation of these resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of
China
		Management	For	For
S8.21
Approve the matters relating to authorization in connection with the issuance of the convertible bonds, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated
02 APR 2010 and the implementation of these resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of
China
		Management	For	For
9.	Approve the Feasibility Analysis report on Use of Proceeds from the Public Issuance of A Share Convertible Corporate Bonds as set out in Appendix 3 to the Circular of the Bank dated 02 APR 2010	Management	For	For
10.	Approve the report on Utilisation of Proceeds from Previous Issuances as set out in Appendix 4 to the circular of the Bank dated 02 APR 2010	Management	For	For
s.11	Approve the revised Plan on authorization of the Shareholders' General Meeting to the Board of Directors as specified	Management	For	For

PT BAKRIELAND DEVELOPMENT TBK
Security	Y7122L120	Meeting Type		MIX
Ticker Symbol		Meeting Date	18-May-2010
ISIN	ID1000088701	Agenda		702419563 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 691083 DUE TO DELETION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
A.1	Approve the report of Directors of Company for book year 2009	Management	For	For
A.2	Approve the annual report and financial statement of Company for book year 2009	Management	For	For
A.3	Authorize the Directors to appoint the Independent Public Accountant for book year 2010	Management	For	For
A.4	Approve the profit allocation	Management	For	For
E.5	Approve to change the Member Board of Directors	Management	For	For
E.6	Approve to revise the Article of Association paragraph 3 of Company	Management	For	For

AVICHINA INDUSTRY & TECHNOLOGY CO LTD
Security	Y0485Q109	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	19-May-2010
ISIN	CNE1000001Y8	Agenda		702357256 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-RESOLUTIONS '1 AND 2'. THANK YOU.	Non-Voting
1
Approve and ratify the terms and conditions of Equity Acquisition
Agreement I dated 23 MAR 2010 entered into between the
Company and AVIC  as specified  in relation to, among other
matters, AVIC agreed to sell and the Company agreed to
purchase, subject to fulfillment of certain conditions, 86.74%
equity interest held by AVIC in Avic Kaitian; and authorize any
Director or authorized representative of the Chairman of the Board to implement and take all steps and to do all acts and things as may be necessary or desirable to give effect and/or to complete or in connection with the transactions contemplated under Equity
Acquisition Agreement I, including, without limitation, CONTD.
		Management	For	For
-
CONTD. to obtain all necessary approvals from the relevant PRC government-authorities, and to sign and execute such further documents, or to do any-other matters incidental thereto and/or as contemplated there under and to-make changes or amendments
to Equity Acquisition Agreement I as such Director-or authorized representative may in his absolute discretion deem fit
Non-Voting
2
Approve and ratify the terms and conditions of Equity Acquisition
Agreement II dated 23 MAR 2010 entered into between the
Company and AVIC  as specified in relation to, among other
matters, AVIC agreed to sell and the Company agreed to
purchase, subject to fulfillment of certain conditions, 100% equity interest held by AVIC in Avic Lanfei; and authorize any Director or authorized representative of the Chairman of the Board to
implement and take all steps and to do all acts and things as may be necessary or desirable to give effect and/or to complete or in connection with the transactions contemplated under Equity
Acquisition Agreement II, including, without limitation, CONTD.
		Management	For	For
-
CONTD. to obtain all necessary approvals from the relevant PRC government-authorities, and to sign and execute such further documents, or to do any-other matters incidental thereto and/or as contemplated there under and to-make changes or amendments
to Equity Acquisition Agreement II as such-Director or authorized representative may in his absolute discretion deem fit
Non-Voting

SHENZHEN INTERNATIONAL HOLDINGS LTD
Security	G8086V104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	19-May-2010
ISIN	BMG8086V1046	Agenda		702370723 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100416/LTN2 0100416618.pdf	Non-Voting
1	Receive and consider the audited financial statements and the reports of the Directors and of the Auditor for the YE 31 DEC 2009	Management	For	For
2	Declare the final dividend and the special dividend for the YE 31DEC 2009	Management	For	For
3.i	Re-elect Mr. Guo Yuan as a Director	Management	For	For
3.ii	Re-elect Mr. To Chi Keung, Simon as a Director	Management	For	For
3.iii	Re-elect Mr. Leung Ming Yuen, Simon as a Director	Management	For	For
3.iv	Authorize the Board of Directors to fix the Directors' remuneration	Management	For	For
4	Re-appoint the Auditor of the Company and authorize the Board of Directors to fix the Auditor's remuneration	Management	For	For
5	Grant a repurchase mandate to the Directors to repurchase shares in the Company as specified	Management	For	For
6	Grant a general mandate to the Directors to allot, issue and otherwise deal with the shares in the Company as specified	Management	For	For
7	Approve to extend the general mandate granted to the Directors to allot, issue and otherwise deal with the shares in the Company as specified	Management	For	For
S.8	Adopt the Chinese name as the secondary name of the Company	Management	For	For

CHINA SHANSHUI CEMENT GROUP LTD
Security	G2116M101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	19-May-2010
ISIN	KYG2116M1015	Agenda		702370925 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY-FOR ALL RESOLUTIONS NUMBERS. THANK YOU.	Non-Voting
	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLIC-KING ON THE MATERIAL URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk- /20100419/LTN20100419412.pdf	Non-Voting
1.	To receive and adopt the audited consolidated financial statements of the Company and its subsidiaries and the reports of the Directors and Auditors for the year ended 31 December 2009	Management	For	For
2.	To declare a final dividend for the year ended 31 December 2009	Management	For	For
3.1	To re-elect Mr. Yu Yuchuan as a Director and to authorize the Board of Directors of the Company to fix the Director's remuneration	Management	For	For
3.2	To re-elect Mr. Homer Sun as a Director and to authorize the Board of Directors of the Company to fix the Director's remuneration	Management	For	For
3.3	To re-elect Mr. Sun Jianguo as a Director and to authorize the Board of Directors of the Company to fix the Director's remuneration	Management	For	For
4.	To re-appoint KPMG as the Auditors of the Company and to authorize the Board of Directors to fix their remuneration	Management	For	For
5.1	To grant a general and unconditional mandate to the Board of Directors to issue shares of the Company	Management	For	For
5.2	To grant a general and unconditional mandate to the Board of Directors to repurchase the Company's shares	Management	For	For
5.3	To the extension of the general mandate granted to the Board of Directors pursuant to Resolution 5.1 to cover the shares repurchased by the Company pursuant to Resolution 5.2	Management	For	For
S.6.1	To amend the Articles of Association of the Company (the "Articles") in relation to the appointment of new Directors by special resolution	Management	For	For
S.6.2	To amend the Articles in relation to the maximum and minimum number of Directors	Management	For	For
S.6.3	To amend the Articles in relation to the establishment of Executive Committee and Nomination Committee	Management	For	For
S.6.4	To amend the Articles in relation to the term of the Chairman and Vice-Chairman	Management	For	For
S.6.5	To amend the Articles in relation to the Notice of Board meeting	Management	For	For

AVICHINA INDUSTRY & TECHNOLOGY CO LTD
Security	Y0485Q109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	19-May-2010
ISIN	CNE1000001Y8	Agenda		702373058 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the report of the Board of the Company for the YE 31 DEC 2009	Management	For	For
2	Receive the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
3	Approve the audited financial statements of the Company for the YE 31 DEC 2009	Management	For	For
4	Approve the profit distribution plan of the Company for the YE 31 DEC 2009	Management	For	For
5
Appoint PricewaterhouseCoopers and pricewaterhouseCoopers
Zhong Tian CPAs Limited Company as the International and
domestic Auditors of the Company for the FY 2010 respectively and to determine their remuneration
		Management	For	For
6	Approve the resolutions to be proposed at the AGM by shareholders holding 5% or more of the total number of the Company's shares carrying voting rights, if any, by way of ordinary resolution	Management	For	For
S.7
Authorize the Board to issue, allot and/or deal with additional shares in the capital of the Company [whether Domestic Shares or
H Shares], and to make or grant offers, agreements and options in respect thereof, subject to the following conditions: such mandate shall not extend beyond the relevant period save that the Board may during the relevant period make or grant offers, agreements or options which might require the exercise of such powers after the end of the relevant period; the aggregate nominal amount of the Domestic shares and/or the H shares to be allotted and issued or agreed conditionally or unconditionally to be allotted and issued
[whether pursuant to an option or otherwise] by the Board
otherwise than pursuant to the share option scheme [if any]
adopted by the Company for the grant or issue of shares of the
Company, shall not exceed 20% of the aggregate nominal amount of the Domestic shares in issue; and/or 20% of the aggregate nominal amount of the H shares in issue respectively, in each case as at the date of passing this resolution; and the Board will only exercise its power under the general mandate in accordance with the Company law of the people's republic of china and the rules governing the Listing of Securities on the Stock Exchange of
Hong Kong Limited [as each of them may be amended from time
to time] and only if all necessary approvals from the china
securities regulatory Commission and/or other relevant
government authorities in the people's republic of China are obtained;[Authority expires at the conclusion of the next AGM of the Company or the expiration of the 12 months period]; and the
Board resolving to exercise the general mandate and/or issue shares pursuant to this resolution to approve execute and do, or procure to be executed and done all such documents, deeds and matters which it may consider necessary in connection with the exercise of the general mandate and/or the issue of shares,
including but not limited to the time, price, quantity and place for such issue, to make all necessary applications to the relevant authorities and to enter into underwriting agreements or any other
		Management	For	For

agreements; to determine the use of proceeds, and to make all necessary filings and registration with the relevant authorities in the People's Republic of China, Hong Kong and/or other places and jurisdictions [as appropriate]; to increase the registered capital of the Company and make all necessary amendments to the
Articles of Association to reflect such increase and to register the increased capital with the relevant authorities so as to reflect the new capital and/or share capital structure of the Company

S.8	Approve the resolutions to be proposed at the AGM by shareholders holding 5% or more of the total number of the Company's shares carrying voting rights, if any, by way of special resolutions	Management	For	For

ADELAIDE BRIGHTON LTD
Security	Q0109N101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	19-May-2010
ISIN	AU000000ABC7	Agenda		702373185 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
VOTING EXCLUSIONS APPLY TO THIS MEETING FOR
PROPOSALS 3, 4 AND VOTES CAST BY-ANY INDIVIDUAL OR
RELATED PARTY WHO BENEFIT FROM THE PASSING OF
THE-PROPOSAL/S WILL BE DISREGARDED. HENCE, IF YOU
HAVE OBTAINED BENEFIT OR DO-EXPECT TO OBTAIN
FUTURE BENEFIT YOU SHOULD NOT VOTE (OR VOTE
"ABSTAIN") FOR-THE RELEVANT PROPOSAL ITEMS.
Non-Voting
1	To receive and consider the financial report of the Company and the reports-of the Directors and Auditors for the FYE 31 DEC 2009	Non-Voting
2	Re-elect Mr. G F Pettigrew as a Director of the Company, who retires by rotation under rule 7.1 d of the Company's constitution	Management	For	For
3
Approve to increase the maximum aggregate amount of
remuneration which may be paid to Non-executive Directors in any year under rule 7.3 a  of the Company's constitution by AUD
150,000 to AUD 1,100,000 with effect from 01 JAN 2010
		Management	For	For
4
Approve, for the purpose of ASX Listing Rule 10.14 and Section
200B of the Corporations Act, to the grant of 1,800,000 awards to
Mr. Mark Chellew, the Managing Director of the Company, under the Adelaide Brighton Executive Performance Share Plan as
specified
		Management	For	For
5	Adopt the remuneration report for the FYE 31 DEC 2009	Management	For	For

OZ MINERALS LTD
Security	Q7161P106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	19-May-2010
ISIN	AU000000OZL8	Agenda		702389544 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
VOTING EXCLUSIONS APPLY TO THIS MEETING FOR
PROPOSALS 4 AND VOTES CAST BY ANY-INDIVIDUAL OR
RELATED PARTY WHO BENEFIT FROM THE PASSING OF
THE PROPOSAL/S-WILL BE DISREGARDED. HENCE, IF YOU
HAVE OBTAINED BENEFIT OR DO EXPECT TO-OBTAIN
FUTURE BENEFIT YOU SHOULD NOT VOTE (OR VOTE
"ABSTAIN") FOR THE-RELEVANT PROPOSAL ITEMS.
Non-Voting
1
To receive and consider the financial report of the Company for the YE 31 DEC-2009 together with the Directors' report, Directors'
Declaration and-Auditor's report as specified in the 2009 annual report
Non-Voting
2.i	Re-election of Mr. Neil Hamilton as a Director of the Company, who retires in accordance with Article 6.3(h) of the Company's Constitution	Management	For	For
2.ii	Re-election of Mr. Paul Dowd as a Director of the Company, who retires in accordance with Article 6.3(h) of the Company's Constitution	Management	For	For
2.iii	Re-election of Mr. Charles Lenegan as a Director of the Company, who retires in accordance with Article 6.3(h) of the Company's Constitution	Management	For	For
2.iv	Re-election of Mr. Brian Jamieson as a Director of the Company, who retires in accordance with Article 6.3(c) of the Company's Constitution	Management	For	For
3	Adopt the Company's remuneration report for the YE 31 DEC 2009	Management	For	For
4
Authorize the Company to grant to the Company's Managing
Director  'MD'  & Chief Executive Officer  'CEO' , Mr. Terry
Burgess, a total of up to 2,800,000 performance rights to be granted over 3 years under the OZ Minerals Performance Rights
Plan on the terms as specified
		Management	For	For
S.5
Approve to modify the Constitution of the Company, with effect from the date of the meeting, by deleting the proportional takeover provisions set out in existing Schedule 5 and replacing them with a new Schedule 5 in the terms specified
		Management	For	For

PT INDIKA ENERGY TBK
Security	Y71247103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	19-May-2010
ISIN	ID1000110901	Agenda		702411795 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the annual report and Board of Directors report	Management	For	For
2	Ratify the financial report for book year 2009	Management	For	For
3	Approve the utilization of Company's net profit for book year 2009	Management	For	For
4	Authorize the Board of Directors to appoint Independent Public Accountant to Audit Company's books for book year 2010	Management	For	For
5	Approve to change in the Board of management	Management	For	For
6	Approve the confirmation of approval given to the Board of Commissioners by the shareholders meeting dated 10 MAR 2008 regarding execution of the Employee and Management Stock Option Program	Management	For	For

PT UNILEVER INDONESIA TBK
Security	Y9064H141	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	19-May-2010
ISIN	ID1000095706	Agenda		702419703 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 694286 DUE TO DELETION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.
Ratification of financial report and approval of the annual report including the Board of Commissioners report for book year 2009, and Acquit Et De Charge to the Board of Commissioner and the
Board of Directors as reflected in annual report
		Management	For	For
2.	Authorize the Board of Directors to appoint of Independent Public Accountant to audit Company's books for book year 2010 and determine their honorarium	Management	For	For
3.	Approve to change the Board of Directors and the Board of Commissioners, as well as determination on remuneration for the Board of Directors and the Board of Commissioners for book year 2010	Management	For	For
4.
Approve the adjustment proposal of pension fund from pensioner since year 2007 and 2008, on change and additional of pension fund regulation of the Company as per the statement of the
pension fund founder of PT Unilever Indonesia dated 30 MAR
2010 [DPUI Founder Statement], authorization with substitution rights to the board of directors to act on behalf of DPUI Founder and do any necessary action related to the DPUI Founder
statement and others related to the agenda of the meeting
		Management	For	For

AVICHINA INDUSTRY & TECHNOLOGY CO LTD
Security	Y0485Q109	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	19-May-2010
ISIN	CNE1000001Y8	Agenda		702429502 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-THE RESOLUTION". THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:h- ttp://www.hkexnews.hk/listedco/listconews/sehk/20100430/LTN20 100430145.pdf	Non-Voting
1.
Ratify and approve the Financial Services Framework Agreement and the execution thereof and implementation of the Deposit
Services there under (including the Proposed Cap); and authorize any Director of the Company ("Director") to sign, execute, perfect, and deliver all such documents and do all such deeds, acts,
matters and things as he may in his absolute discretion consider necessary or desirable for the purpose of or in connection with the implementation of the Financial Services Framework Agreement,
the Deposit Services and the Proposed Cap and other matters
contemplated thereunder or ancillary thereto, to waive compliance from and/or agree to any amendment or supplement to any of the provisions of the Financial Services Framework Agreement which in his opinion is not of a material nature and to effect or implement any other matters referred to in this resolution
		Management	For	For

CORPORATE EXPRESS AUSTRALIA LIMITED
Security	Q28881102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	20-May-2010
ISIN	AU000000CXP9	Agenda		702296648 - Management
Item	Proposal	Type	Vote	For/Against Management
1	To receive and consider the annual financial report, Directors' report and-Auditor's report of the Company for the financial period ended 31 JAN 2010	Non-Voting
2.a	Re-elect Mr. M. Miles as a Director of the Company, who retires under Clause 18.6 of the Company's Constitution	Management	For	For
2.b	Re-elect Mr. Tony Larkin as a Director of the Company, who retires by rotation under Clause 19.2 of the Company's Constitution	Management	For	For
2.c	Re-elect Ms. Chris Gillies as a Director of the Company, who retires by rotation under Clause 19.2 of the Company's Constitution	Management	For	For
2.d	Re-elect Mr. Grant Logan as a Director of the Company, who retires by rotation under Clause 19.2 of the Company's Constitution	Management	For	For
3	Adopt the remuneration report as set out on pages 31 to 44 of the annual report for the financial period ended 31 JAN 2010	Management	For	For

COUNTRY GARDEN HLDGS CO LTD
Security	G24524103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	20-May-2010
ISIN	KYG245241032	Agenda		702339094 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and approve the audited consolidated financial statements, the report of the Directors and the Independent Auditor's report of the Company for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend	Management	For	For
3a	Re-elect Mr. Yang Erzhu as the Director of the Company	Management	For	For
3b	Re-elect Ms. Yang Zhicheng as the Director of the Company	Management	For	For
3c	Re-elect Mr. Yang Yongchao as the Director of the Company	Management	For	For
3d	Re-elect Mr. Lai Ming, Joseph as the Director of the Company	Management	For	For
3e	Authorize the Board of Directors of the Company to fix the Directors fee	Management	For	For
4	Re-appoint Auditors and authorize the Board of Directors to fix their remunerations	Management	For	For
5
Authorize the Directors of the Company, pursuant to the rules governing the listing of securities on the Stock Exchange of Hong
Kong Limited  the Listing Rules , during the Relevant Period  as hereinafter specified in this resolution  to allot, issue and deal with any unissue shares in the capital of the Company and to make or grant offers, agreements and options  including but not limited to warrants, bonds and debentures convertible into shares of the
Company  which might require the exercise of such power be and is hereby generally and unconditionally approved; to make or grant offers, agreements and options  including warrants, bonds and debentures convertible into shares of the Company  which might require the shares in the capital of the Company to be issued either..CONTD
		Management	For	For
-
..CONTD during or after the end of the relevant period  as
specified ; the-aggregate nominal value of the share capital allotted or agreed conditionally-or unconditionally to be allotted or issued  whether pursuant to an option or-otherwise  by the
Directors pursuant to the approval in paragraph  a  above,-
otherwise than pursuant to  i  a rights issue as specified or ii  an issue of-shares upon the exercise of options which may be
granted under any share-option scheme or under any option
scheme or similar arrangement for the time-being adopted for the grant or issue to the grantees as specified in such-share option scheme or option scheme or similar arrangement of shares or-
rights to acquire shares of the Company; or iii  any scrip dividend schemes-or similar arrangements providing..CONTD
Non-Voting
-
..CONTD for the allotment and issue of shares in lieu of the whole or part of-a dividend on shares of the Company in accordance with the Articles of-Association of the Company; or iv  a specific authority granted by the-shareholders of the Company in general meeting, shall not exceed 20% of the-total nominal value of the share capital of the Company in issue at the date-of the passing of this resolution and the said approval shall be limited-accordingly;
Authority expires at the conclusion of next AGM of the Company-
or the expiration of the period within which the next AGM of the
Company is-required by the articles of association of the
Company or any applicable laws-of the Cayman Islands to be held
Non-Voting
6
Authorize the Directors of the Company to repurchase shares of the Company during the relevant period on the Stock Exchange of
Hong Kong Limited or on any other stock exchange on which the shares of the Company may be listed and which is recognized by the Securities and Futures Commission of Hong Kong and the
Stock Exchange for this purpose, subject to and in accordance with all applicable laws and/or the requirements of the Listing
Rules or of any other stock exchange as amended from time to time, be and is hereby generally and unconditionally approved; the aggregate nominal value of the shares of the Company which the
Company is authorized to repurchase pursuant to the approval in paragraph  a above during the relevant period..CONTD
		Management	For	For
-
..CONTD as specified shall not exceed 10 % of the total nominal value of the-share capital of the Company in issue at the date of the passing of this-resolution, and the authority granted pursuant to paragraph  a  above shall-be limited accordingly; and  Authority expires at the conclusion of the next-AGM of the Company; or the expiration of the period within which the next AGM-of the
Company is required by the Articles of Association of the
Company or-any applicable laws of the Cayman Islands to be held
Non-Voting
7
Approve conditional upon the ordinary resolution numbers 5 and 6 of the notice convening this meeting being passed, the general mandate granted to the Directors to allot, issue and deal in any unissued shares pursuant to the ordinary resolution no. 5 of the notice convening this meeting be and is hereby extended by the addition to the aggregate nominal value of the share capital of the
Company which may be allotted or agreed conditionally or
unconditionally to be allotted by the Directors pursuant to such general mandate of an amount representing the aggregate
nominal value of the share capital of the Company repurchased by the Company under the authority granted pursuant to the ordinary resolution no. 6 of the notice convening this meeting, provided that
such..CONTD
		Management	For	For
-	..CONTD extended amount shall not exceed 10% of the total nominal value of-the share capital of the Company in issue at the date of the passing of this-resolution	Non-Voting
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting

PETROCHINA CO LTD
Security	Y6883Q104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	20-May-2010
ISIN	CNE1000003W8	Agenda		702358715 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the report of the Board of Directors of the Company for the year 2009	Management	For	For
2	Receive the report of the Supervisory Committee of the Company for the year 2009	Management	For	For
3	Approve the Audited Financial Statements of the Company for the year 2009	Management	For	For
4	Approve the declaration and payment of the final dividends for the YE 31 DEC 2009 in the amount and in the manner recommended by the Board of Directors	Management	For	For
5	Authorize the Board of Directors to determine the distribution of interim dividends for the year 2010	Management	For	For
6
Approve the continuation of appointment of
PricewaterhouseCoopers, Certified Public   Accountants, as the
International Auditors of the Company and
PricewaterhouseCoopers Zhong Tian CPAs Company Limited,
Certified Public  Accountants, as the Domestic Auditors of the
Company, for the year 2010 and  authorize the Board of Directors to fix their remuneration
		Management	For	For
7	Approve the transaction as contemplated in the Subscription Agreement entered into between the Company, China Petroleum Finance Co., Ltd and China National Petroleum Corporation dated 25 MAR 2010	Management	For	For
S.8
Authorize the Board of Directors, granted an unconditional general mandate to separately or concurrently issue, allot and deal with additional  domestic shares and overseas listed foreign shares of the Company in  accordance with the status quo of the market,
including to decide on the class   and number of shares to be
issued; the pricing mechanism and/or the issue   price (or the
range of issue price); the opening and closing date and time of such issue; the class and number of shares to be issued and
allotted to current   shareholders of the Company; and/or to make
any proposals, enter into any   agreements or grant any share
options or conversion rights which may invo ve   the exercise of
the power mentioned above; the number of the domestic shares and overseas listed foreign shares issued and allotted or agreed conditionally or unconditionally to be issued and allotted  whether or CONTD
		Management	For	For
-
CONTD not by way of the exercise of share options, conversion rights or by-any other means  in accordance with (a) above shall not exceed 20% of each of-the existing domestic shares and
overseas listed foreign shares of the-Company in issue as at the date of this resolution; (c) the Board of-Directors may make any proposals, enter into any agreements or grant any-share options or conversion rights which may invoke the exercise, after the-
expiry of the relevant period of this mandate, of the power
Non-Voting

mentioned above;-Authority expire after the 12 month period
following the passing of this-resolution ; and to make such
amendments   to the Articles of Association of-the Company as it
thinks fit so as to reflect the   increased registered-share capital
and the new capital structure of the Company   by reference to-the
manner of the allotment and issuance, class and number of
shares of the-Company allotted and issued, as well as the capital

-
CONTD of the Company alter such allotment and issuance; and to
execute and do-or   procure to be executed and done, all such
documents, deeds and things as-it may consider necessary in
connection with the issue of such shares so long-as   the same
does not contravene and laws, rules, regulations or listing-rules of
the   stock exchanges on which the shares of the Company are
listed,-and the   Articles of Association of the Company; in order to
facilitate the-issuance of shares in accordance with this resolution in a timely manner, to-establish a special committee of the Board of Directors comprising Jiang-Jiemin, Zhou Jiping and Wang
Guoliang and to authorise such committee to-exercise all such power granted to the Board of Directors to execute and do-all such documents, deeds and things as it may consider necessary in-connection with the issue of such shares contingent on the
passing of-sub-paragraphs (a)   to (f) of this resolution an
Non-Voting
-
CONTD the relevant period of this mandate; the Board of
Directors and the-special committee of the Board of Directors will
only   exercise its-respecthie power under such mandate in
accordance with the Company Law of the-PRC, the Securities
Law of the PRC, regulations or the listing rules of the-stock exchange on which the Shares of the Company are listed  as
amended from-time to time  and only if all necessary approvals from the China Securities-Regulatory Commission and/or other relevant PRC government authorities are-obtained and the special committee of the Board of Directors will only-exercise its power under such mandate in accordance with the power granted by-the shareholders at the AGM to the Board of Directors
Non-Voting

CNOOC LTD
Security	Y1662W117	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	20-May-2010
ISIN	HK0883013259	Agenda		702363499 - Management
Item	Proposal	Type	Vote	For/Against Management
A.1	Receive and approve the audited statement of accounts together with the report of the Directors and Independent Auditors report thereon for the YE 31 DEC 2009	Management	For	For
A.2	Declare a final dividend for the YE 31 DEC 2009	Management	For	For
A.3.1	Re-election of Mr. Tse Hau Yin, Aloysius as an Independent Non- Executive Director	Management	For	For
A.3.2	Re-election of Mr. Zhou Shouwei as an Non-executive Director	Management	For	For
A.3.3	Re-election of Mr. Yang Hua as an Executive Director	Management	For	For
A.3.4	Authorize the Board of Directors to fix the remuneration of each of the Directors	Management	For	For
A.4	Reelection of Mr. Chiu Sung Hong as Independent Non-Executive Director and authorize the Board of Directors to fix his remuneration	Management	For	For
A.5	Re-appointment the Company's Independent Auditor and authorize the Board of Directors to fix their remuneration	Management	For	For
B.1
Approve to grant a general mandate to the Directors to
repurchase shares in the capital of the Company not exceeding
10% of the share captial of the Company in issue as at the date of passing of this resolution
		Management	For	For
B.2
Approve to grant a general mandate to the Directors to allot, issue and deal with additional shares in the capital of the Company not exceeding 20% of the share captial of the Company in issue as at the date of passing of this resolution
		Management	For	For
B.3
Approve to grant a general mandate to the Directors to allot, issue and deal with shares in the capital of the Company by the
aggregate number of shares repurchased, which shall not
exceeding 10% of the share captial of the Company in issue as at the date of passing of this resolution
		Management	For	For
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

ILUKA RES LTD
Security	Q4875J104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	20-May-2010
ISIN	AU000000ILU1	Agenda		702367764 - Management
Item	Proposal	Type	Vote	For/Against Management
-	Receive and consider the audited financial report, Director's report and-Auditor's report for the Company and its controlled entitles for the YE 31-DEC 2009	Non-Voting
1	Election of Mr Wayne Osborn as a Director, who retires in accordance with Article 16.4 of the Company's Constitution	Management	For	For
2	Election of Mr Stephen Turner as a Director, who retires in accordance with Article 16.4 of the Company's Constitution	Management	For	For
3	Re-election of Mr Gavin Rezos as a Director, who retires in accordance with Article 17.2 of the Company's Constitution	Management	For	For
4	Adopt the remuneration report of the Company for YE 31 DEC 2009 as set out on Pages 6 to 17 of the Company's 2009 annual report	Management	For	For

KAI YUAN HOLDINGS LTD
Security	G5220G100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	20-May-2010
ISIN	BMG5220G1006	Agenda		702368350 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THE SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR" OR "AGAINST" FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Receive the audited financial statements and the report of the Directors and Auditors for the 6 months ended 31 DEC 2009	Management	For	For
2.a	Re-elect Ms. Kwong Wai Man, Karina as a director	Management	For	For
2.b	Re-elect Mr. Ko Ming Tung, Edward as an Independent Non- Executive Director	Management	For	For
2.c	Authorize the Board of directors to fix the directors' remuneration	Management	For	For
3.a	Re-appoint Ernst & Young as the Company's auditors	Management	For	For
3.b	Authorize the Board of directors to fix the auditors' remuneration	Management	For	For
4.a
Authorize the Directors of the Company  Directors , subject to this resolution, to allot, issue and otherwise deal with additional shares of the Company  Shares  or securities convertible into shares, or options, warrants or similar rights to subscribe for any shares, and to make or grant offers, agreements and options which might
require the exercise of such power during and after the relevant period; not exceeding 20% of the aggregate nominal amount of the share capital of the Company, otherwise than pursuant to: i) a
Rights Issue  as specified ; ii) the exercise of rights of subscription or conversion under terms of any warrants issued by the
Company or any securities which are convertible into shares;
CONTD.
		Management	For	For
-
CONTD. iii) the exercise of any option scheme or similar
arrangement for the-time being adopted for the grant or issue to officers and/or employees of the-Company and/or any of its
subsidiaries of shares or right to acquire shares;-and iv) any scrip dividend or similar arrangements providing for the-allotment of shares in lieu of the whole or part of a dividend on shares in-
accordance with the Bye-laws of the Company;  Authority expires the earlier-of the conclusion of the next AGM of the Company or the expiration of the-period with in which the next AGM of the
Company is required by Law or the-Bye-Laws of the Company to be held
Non-Voting
4.b
Authorize the Directors, subject to this resolution, during the
Relevant Period  as specified  to repurchase the shares on The
Stock Exchange of Hong Kong Limited or on any other Stock
Exchange on which the shares may be listed and recognized for this purpose by the Securities and Futures Commission and The
Stock Exchange of Hong Kong Limited under the Hong Kong
Code on Share repurchases, and subject to and in accordance
with all applicable Laws and the Rules Governing the Listing of
Securities on The Stock Exchange of Hong Kong Limited, not
exceeding 10% of the aggregate nominal amount of the share
capital of the Company; CONTD.
		Management	For	For
-
CONTD.  Authority expires the earlier of the conclusion of the next
AGM of-the Company or the expiration of the period within which the next AGM of the-Company is required by Law or the Bye-Laws of the Company to be held
Non-Voting
4.c
Authorize the Directors, conditional upon the passing of the resolutions 4 1 and 4 2  as specified to exercise the powers of the
Company to allot, issue and otherwise deal with shares of the
Company pursuant to Resolution 4 1 above be and is hereby
extended by the addition to the aggregate nominal amount of the share capital of the Company which may be allotted by the
Directors pursuant to such general mandate an amount
representing the aggregate nominal amount of the share capital of the Company repurchased by the Company under the authority
granted pursuant to Resolution 4 2  above, provided that such amount shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing of this resolution
		Management	For	For
4.d
Approve, subject to and conditional upon the Listing Committee of
The Stock Exchange of Hong Kong Limited granting the listing of, and permission to deal in, such number of shares of the Company the "Shares"  which may fall to be allotted and issued pursuant to the exercise of options which may be granted under the share option scheme of the Company adopted on 17 APR 2002  the
"Share Option Scheme"  representing 10% of the issued share
capital of the Company as at the date on which this resolution is passed, pursuant to the Share Option Scheme:  a  approval be and is hereby granted for refreshing the 10% limit under the Share
Option Scheme CONTD.
		Management	For	For
-
CONTD.  the "Refreshed Scheme Mandate Limit"  provided that
the total number-of Shares which may be allotted and issued upon the exercise of all options-to be granted under the Share Option
Scheme and any other share option-schemes of the Company
under the limit as refreshed hereby shall not exceed-10% of the aggregate nominal amount of the issued share capital of the-
Company as at the date on which this resolution is passed
options previously-granted under the Share Option Scheme and any other share option schemes of-the Company CONTD.
Non-Voting
-
CONTD.  including options outstanding, cancelled, lapsed or
exercised in-accordance with the terms of the Share Option
Scheme or any other Share-Option Schemes of the Company
shall not be counted for the purpose of-calculating the Refreshed
Scheme Mandate Limit ; and  b  authorize the-Directors of the
Company to do all such Acts and things and execute all such-
documents, including under seal where applicable, as they
consider necessary-or expedient to give effect to the foregoing arrangement
Non-Voting

CORPORATE EXPRESS AUSTRALIA LIMITED
Security	Q28881102	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	20-May-2010
ISIN	AU000000CXP9	Agenda		702402455 - Management
Item	Proposal	Type	Vote	For/Against Management
S.1
Approve, for the purposes of Section 260B[1] of the Corporations
Act 2001 [Cth]["Corporations Act"], the transactions described and contemplated in the statement of material information which
accompanies this notice of meeting and all elements of those transactions which may constitute the giving of financial
assistance by the Company, including [without limitation] that the
Company may; [i] pay the special Dividend; [ii] enter into the facility agreement and the subordination deed; [iii] enter into any additional documents, and do all additional things, as may be necessary or desirable for the purposes of or to give effect to the transactions contemplated in the statement of material information
		Management	For	For

VOTING EXCLUSIONS APPLY TO THIS MEETING FOR
PROPOSAL S.1 AND VOTES CAST BY ANY-INDIVIDUAL OR
RELATED PARTY WHO BENEFIT FROM THE PASSING OF
THE PROPOSAL/S WI-LL BE DISREGARDED. HENCE, IF YOU
HAVE OBTAINED BENEFIT OR DO EXPECT TO OBTAIN-
FUTURE BENEFIT YOU SHOULD NOT VOTE (OR VOTE
"ABSTAIN") FOR THE RELEVANT PROPOS-AL ITEMS.
Non-Voting

BOC HONG KONG HLDGS LTD
Security	Y0920U103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	20-May-2010
ISIN	HK2388011192	Agenda		702408863 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100413/LTN2 0100413059.pdf	Non-Voting
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	Receive the Audited statement of accounts and the reports of the Directors and the Auditors of the Company for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend of HKD 0.57 per share for the YE 31 DEC 2009	Management	For	For
3a	Re-elect Mr. LI Lihui as a Director of the Company	Management	For	For
3b	Re-elect Mdm. Zhang Yanling as a Director of the Company	Management	For	For
3c	Re-elect Mr. GAO Yingxim as a Director of the Company	Management	For	For
3d	Re-elect Mr. Tung Chee Chen as a Director of the Company	Management	For	For
4	Re-appoint PricewaterhouseCoopers as the Auditors of the Company and authorize the Board of Directors or a duly authorize committee of the Board to determine their remuneration	Management	For	For
5
Approve to grant a general mandate to the Board of Directors to allot, issue and deal with additional shares in the Company, not exceeding 20% or, in the case of issue of shares solely for cash and unrelated to any asset acquisition, not exceeding 5% of the issued share capital of the Company as at the date of passing this resolution
		Management	For	For
6	Approve to grant a general mandate to the Board of Directors to repurchase shares in the Company, not exceeding 10% of the issued share capital of the Company as at the date of passing this resolution	Management	For	For
7
Approve, conditional on the passing of Resolutions 5 and 6, to extend the general mandate granted by Resolution 5 by adding thereto the shares repurchased pursuant to the general mandate granted by Resolution 6
		Management	For	For

PT BANK RAKYAT INDONESIA (PERSERO) TBK
Security	Y0697U104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	20-May-2010
ISIN	ID1000096001	Agenda		702416769 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the annual report, ratification to financial report and Commissioner's Supervision report for year 2009 and also funding utilization report of public offering	Management	For	For
2	Ratification to corporate social and responsibility report for year 2009 program for book year 2009	Management	For	For
3	Approve the profit allocation for year 2009	Management	For	For
4	Approve to determine the amount of Salary, honorarium and tantiem for Company's Board	Management	For	For
5	Appointment to Public Accountant for year 2010 ok year 2010 and appointment of public accountant to Audit the program of partnership and environment development	Management	For	For
6	Grant authority to Commissioner to increase the capital related to MSOP Management Stock Option Program which were decided on previous shareholders meeting	Management	For	For
7	Approve to change the composition of Company's Board	Management	For	For

PANAUST LTD
Security	Q7283A110	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	21-May-2010
ISIN	AU000000PNA4	Agenda		702373806 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
VOTING EXCLUSIONS APPLY TO THIS MEETING FOR
PROPOSALS 5, 6 AND VOTES CAST BY-ANY INDIVIDUAL OR
RELATED PARTY WHO BENEFIT FROM THE PASSING OF
THE-PROPOSAL/S WILL BE DISREGARDED. HENCE, IF YOU
HAVE OBTAINED BENEFIT OR DO-EXPECT TO OBTAIN
FUTURE BENEFIT YOU SHOULD NOT VOTE (OR VOTE
"ABSTAIN") FOR-THE RELEVANT PROPOSAL ITEMS.
Non-Voting
0	To receive and consider the Directors' report and the financial report of the-Company for the FYE 31 DEC 2009 and the Auditor's Report in relation to the-financial report	Non-Voting
1	Adopt the remuneration report contained in the Directors' report of the Company for the FYE 31 DEC 2009	Management	For	For
2	Election of Mr. Zezhong Li as a Director of the Company on 18 SEP 2009 by the Board of Directors in accordance with the Company's Constitution	Management	For	For
3	Re-election of Mrs. Nerolie Withnall as a Director of the Company, who retires by rotation in accordance with the Company's Constitution	Management	For	For
4	Re-election of Mr. Geoffrey Handley as a Director of the Company, who retires by rotation in accordance with the Company's Constitution	Management	For	For
5
Approve, in accordance with the requirements of rule 10.17 of the
Listing Rules of ASX Limited and Clause 58.1 of the Company's
constitution, the aggregate amount of fees that may be paid to
Non-Executive Directors as a whole be increased from AUD
800,000 per annum to AUD 1,200,000 per annum
		Management	For	For
6
Approve, in accordance with rules 7.1 and 10.14 of the Listing
Rules of ASX Limited and Chapter 2E of the Corporations Act
2001 (Cth), the issue to Mr. Gary Stafford, the Managing Director of the Company, of 7,152,500 ordinary fully paid shares and the advance of a loan in the amount equal to the market price of those
7,152,500 ordinary fully paid shares under the Executive Long
Term Share Plan (in accordance with the terms as specified
		Management	For	For
0	Transact any other business	Non-Voting

INVOCARE LTD
Security	Q4976L107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	21-May-2010
ISIN	AU000000IVC8	Agenda		702385774 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
VOTING EXCLUSIONS APPLY TO THIS MEETING FOR
PROPOSAL 3 AND VOTES CAST BY ANY-INDIVIDUAL OR
RELATED PARTY WHO BENEFIT FROM THE PASSING OF
THE PROPOSAL/S-WILL BE DISREGARDED. HENCE, IF YOU
HAVE OBTAINED BENEFIT OR DO EXPECT TO-OBTAIN
FUTURE BENEFIT YOU SHOULD NOT VOTE (OR VOTE
"ABSTAIN") FOR THE-RELEVANT PROPOSAL ITEMS.
Non-Voting
0	To receive and consider the Financial Report, Directors' Report and-Independent Audit Report of InvoCare Limited and its controlled entities for-the YE 31 DEC 2009	Non-Voting
1	Adopt the Remuneration Report (which forms part of the Directors' Report) for the YE 31 DEC 2009	Management	For	For
2	Re-elect Benjamin Chow as a Director of the Company, who retires by rotation in accordance with the Company's Constitution	Management	For	For
3	Re-elect Tina Clifton as a Director of the Company, who retires by rotation in accordance with the Company's Constitution	Management	For	For
4
Approve, with effect from the day after the conclusion of the 2009
AGM of InvoCare Limited, for the purpose of Article 9.9 of the
Constitution, the Non-Executive Directors' aggregate fee pool be increased to an amount not exceeding AUD 650,000 per annum
		Management	For	For
0	Transact such other business	Non-Voting

PT UTD TRACTORS TBK
Security	Y7146Y140	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	21-May-2010
ISIN	ID1000058407	Agenda		702416872 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the annual report and financial statement of Company for book year 2009	Management	For	For
2	Appointment of the profit allocation of Company	Management	For	For
3	Approve to change the Member of Board of Directors and Commissioners and appointment of Member of Board of Commissioners for year 2010 until 2011	Management	For	For
4	Appointment of public accountant and authorize the Directors of the Company to appoint the honorarium of public accountant	Management	For	For

INDOFOOD SUKSES MAKMUR TBK
Security	Y7128X128	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	21-May-2010
ISIN	ID1000057003	Agenda		702416884 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the report of the Board of Directors on the activities and financial results of the Company for the YE 31 DEC 2009	Management	For	For
2	Approval the Company's balance sheet and income statement for the YE 31 DEC 2009	Management	For	For
3	Approve to determine the use of net profit of the Company for the YE 31 DEC 2009	Management	For	For
4	Approve to determine the remuneration of all members of the Board of Commissioners and Members of the Directors of the Company	Management	For	For
5	Appointment of the Public Accountant of the Company and authorize the Board of Directors to determine the fees and other terms of engagement of the Public Accountant	Management	For	For

HENGAN INTL GROUP CO LTD
Security	G4402L151	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	24-May-2010
ISIN	KYG4402L1510	Agenda		702366659 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS ONLY FOR RESOLUTION. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100415/LTN2 0100415348.pdf	Non-Voting
1	Receive and consider the audited consolidated accounts and the reports of the Directors and Auditors for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend for the YE 31 DEC 2009	Management	For	For
3.1	Re-elect Mr. Sze Man Bok as a director	Management	For	For
3.2	Re-elect Mr. Hung Ching Shan as a director	Management	For	For
3.3	Re-elect Mr. Loo Hong Shing Vincent as a director	Management	For	For
3.4	Re-elect Mr. Wang Ming Fu as a director	Management	For	For
3.5	Authorize the Board of Directors to fix the remuneration of the Directors	Management	For	For
4	Re-appoint the Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For
5	Approve to grant a general mandate to the Board of Directors to allot and issue shares	Management	For	For
6	Approve to grant a general mandate to the Board of Directors to exercise all powers of the Company to purchase its own securities	Management	For	For
7
Approve to extend the general mandate granted to the Board of
Directors pursuant to Resolution 5 above by an amount
representing the aggregate nominal amount of shares in the
capital of the Company purchased by the Company pursuant to
the general mandate granted pursuant to Resolution 6 above
		Management	For	For

C C LD HLDGS LTD
Security	G1985B113	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	24-May-2010
ISIN	BMG1985B1138	Agenda		702391486 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTION NUMERS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100414/LTN2 0100414354.pdf	Non-Voting
1	Receive the audited financial statements and the reports of the Directors and Independent Auditors for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend for the YE 31 DEC 2009	Management	For	For
3.A	Re-elect Mr. Cheung Chung Kiu as an Executive Director	Management	For	For
3.B	Re-elect Mr. Tsang Wai Choi as an Executive Director	Management	For	For
3.C	Re-elect Mr. Lam Hiu Lo as an Executive Director	Management	For	For
3.D	Re-elect Mr. Leung Wai Fai as an Executive Director	Management	For	For
3.E	Re-elect Mr. Leung Yu Ming Steven as an Independent Non- Executive Director	Management	For	For
3.F	Authorize the Board of Directors to fix the remuneration of the Directors	Management	For	For
4	Re-appoint Messrs. Ernst & Young as the Auditors of the Company and authorize the Board of Directors to fix their remuneration	Management	For	For
5	Approve to grant a general mandate to Directors to issue additional Shares	Management	For	For
6	Approve to grant a general mandate to Directors to repurchase Shares	Management	For	For
7	Approve to extend the general mandate granted to Directors to issue Shares	Management	For	For

CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LT
Security	Y1507D100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-May-2010
ISIN	HK0308001558	Agenda		702386827 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
CMMT	Need to add this comment WITH THE LINK- http://www.hkexnews.hk/listedco/listconews/sehk/20100422/LTN2 0100422493.pdf	Non-Voting
1	Receive and consider the Audited financial statements and the reports of the Directors and Auditors for the YE 31 DEC 2009	Management	For	For
2.a	Re-election of Lo Sui On as a Director	Management	For	For
2.b	Re-election of Fang Xiaorong as a Director	Management	For	For
2.c	Re-election of Wong Man Kong, Peter as a Director	Management	For	For
2.d	Re-election of Chan Wing Kee as a Director	Management	For	For
2.e	Authorize the Board of Directors to fix the Directors fees	Management	For	For
3	Re-appointment of Ernst & Young as the Auditors of the Company and to authorize the Board of Directors to fix their remuneration	Management	For	For
4	Grant discharge the general mandate to the Directors to repurchase shares of the Company	Management	For	For
5	Grant discharge the general mandate to the Directors to allot and issue new shares in the Company	Management	For	For
6	Approve to extend the general mandate to allot and issue new shares by adding the shares repurchased by the Company	Management	For	For

CHINA AGRI-INDUSTRIES HOLDINGS LTD
Security	Y1375F104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-May-2010
ISIN	HK0606037437	Agenda		702387944 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100421/LTN2 0100421524.pdf	Non-Voting
1	Receive the audited consolidated financial statements of the Company and its subsidiaries and the reports of the Directors and Auditors for the YE 31 DEC 2009	Management	For	For
2	Approve a final dividend of HKD 5.9 cents per share for the YE 31 DEC 2009	Management	For	For
3
Approve the Scheme Amendment Proposal  as defined in the
Company's circular dated 22 APR2010 , and any one or more of the Directors of the Company be and are hereby authorized to execute and deliver such other documents or supplemental
agreements or deeds on behalf of the Company and to do all such things and take all such actions as he or they may consider
necessary or desirable for the purpose of giving effect to the
Scheme Amendment Proposal
		Management	For	For
4.a.1	Re-elect Mr. YU Xubo as an Executive Director and the Managing Director of the Company	Management	For	For
4.a.2	Re-elect Mr. CHI Jingtao as a Non-executive Director of the Company	Management	For	For
4.a.3	Re-elect Mr. LAM Wai Hon, Ambrose as an Independent Non- executive Director of the Company	Management	For	For
4.b	Authorize the Board of Directors of the Company to fix the above executive Director's and Non-executive Directors' remuneration	Management	For	For
5	Re-appoint Auditors and authorize the Board of Directors of the Company to fix their remunerations	Management	For	For
6
Approve to increase the authorized share capital of the Company from HKD 400,000,000 divided into 4,000,000,000 shares to HKD
1,000,000,000 divided into 10,000,000,000 shares by creation of an additional HKD 600,000,000 divided into 6,000,000,000 shares ranking pari passu in all respects with the existing issued and unissued shares
		Management	For	For
7.a	Authorize the Directors to allot, issue and deal with additional shares of the Company	Management	For	For
7.b	Authorize the Directors to repurchase the Company's own shares	Management	For	For
7.c	Approve to add the nominal amount of the shares repurchased under Resolution 7B to the mandate granted to the Directors under resolution 7A	Management	For	For

GEELY AUTOMOBILE HLDGS LTD
Security	G3777B103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-May-2010
ISIN	KYG3777B1032	Agenda		702389354 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100419/LTN2 0100419091.pdf	Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL THE RESOLUTIONS. THANK YOU.	Non-Voting
1	Receive the report of the Directors, audited financial statements and Auditors report for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend	Management	For	For
3	Re-elect Mr. Yang Jian as the Director	Management	For	For
4	Re-elect Mr. Yin Da Qing, Richard as the Director	Management	For	For
5	Re-elect Mr. Liu Jin Liang as the Director	Management	For	For
6	Re-elect Dr. Zhao Fuquan as the Director	Management	For	For
7	Authorize the Board of Directors to fix the remuneration of the Directors	Management	For	For
8	Re-appoint Grant Thornton as the Company's Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For
9	Approve to refresh the scheme mandate limit under the share option scheme of the Company	Management	For	For
10	Authorize the Directors to repurchase the Company's shares	Management	For	For
11	Authorize the Directors to issue, allot and otherwise deal with the Company's shares	Management	For	For
12	Approve to extend the general mandate to allot and issue new shares	Management	For	For

ZIJIN MINING GROUP CO LTD, FUJIAN PROVINCE
Security	Y9892H107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-May-2010
ISIN	CNE100000502	Agenda		702406718 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 688970 DUE TO ADDITIONAL R-ESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100428/LTN2 0100428059.pdf	Non-Voting
1.	Approve the report of the Board of Directors of the Company for 2009	Management	For	For
2.	Approve the report of the Independent Directors of the Company for 2009	Management	For	For
3.	Approve the report of Supervisory Committee of the Company for 2009	Management	For	For
4.	Approve the financial report for the YE 31 DEC 2009	Management	For	For
5.	Approve the Company's 2009 annual report and its summary report	Management	For	For
6.	Approve the profit distribution proposal of the Company for the YE 31 DEC 2009	Management	For	For
7.	Approve the remunerations of the Directors and Supervisors of the Company for the YE 31 DEC 2009	Management	For	For
8.
Re-appointment of Ernst & Young Hua Ming and Ernst & Young
as the Company's domestic and International Auditors
respectively for the YE 31 DEC 2010, and authorize the Board of
Directors to determine their remuneration
		Management	For	For
9.
Authorize the Board of Directors to make the donation decisions with a total aggregate annual amount not exceeding 6% of the
Company's total net profit of the year, and to report the execution of the donation in the AGM
		Management	For	For

CHINA TELECOM CORP LTD
Security	Y1505D102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-May-2010
ISIN	CNE1000002V2	Agenda		702416733 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTION NUMERS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL- LINK:http://www.hkexnews.hk/listedco/listconews/sehk/20100408/ LTN20100408727.p-df	Non-Voting
1
Approve the consolidated financial statements of the Company, the report of the Board of Directors, the report of the Supervisory
Committee and the report of the international Auditor for the YE 31
DEC 2009 be considered and approved, and the Board of
Directors  the Board  be authorized to prepare the budget of the
Company for year 2010
		Management	For	For
2	Approve the profit distribution proposal and the declaration and payment of a final dividend for the year ended 31 December 2009	Management	For	For
3
Reappointment of KPMG and KPMG Huazhen as the international
Auditor and domestic Auditor of the Company respectively for the year ending 31 DEC 2010 be considered and approved, and the
Board be authorized to fix the remuneration of the Auditors
		Management	For	For
S.4.1	Approve the issue of debentures by the Company	Management	For	For
S.4.2	Authorize the Board to issue debentures and determine the specific terms, conditions and other matters of the debentures	Management	For	For
S.5.1	Approve the issue of company bonds in the People's Republic of China	Management	For	For
S.5.2	Authorize the Board to issue company bonds and determine the specific terms, conditions and other matters of the company bonds in the People's Republic of China	Management	For	For
S.6	Grant a general mandate to the Board to issue, allot and deal with additional shares in the Company not exceeding 20% of each of the existing domestic Shares and H Shares as the case may be in issue	Management	For	For
S.7
Authorize the Board to increase the registered capital of the
Company and to amend the Articles of Association of the
Company to reflect such increase in the registered capital of the
Company and amend the Article of the Association of the
Company to reflect such increase in the registered capital of the
Company under the general mandate
		Management	For	For

PT JASA MARGA (PERSERO) TBK
Security	Y71285103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-May-2010
ISIN	ID1000108103	Agenda		702374290 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve and ratify the Company's annual report for year 2009	Management	For	For
2	Approve and ratify the Corporate social and responsibility for year 2009	Management	For	For
3	Approve the profit allocation for year 2009	Management	For	For
4	Appointment to public accountant for year 2010	Management	For	For
5	Approve to determine of Tantiem 2009, salary and honorarium and allowances for Company's Board for year 2010	Management	For	For
6	Approve the report of fund utilization from IPO initial public offering	Management	For	For
7	Approve the report to relocation plan of Porong - Gempol highway	Management	For	For

SINGAMAS CONTAINER HOLDINGS LTD
Security	Y79929108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-May-2010
ISIN	HK0716002271	Agenda		702375735 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100420/LTN2 0100420500.pdf	Non-Voting
1	Receive and consider the audited financial statements and the reports of the Directors and the Auditor for the YE 31 DEC 2009	Management	For	For
2.A	Re-elect Mr. Chang Yun Chung also known as Mr. Teo Woon Tiong as a Executive Director	Management	For	For
2.B	Re-elect Mr. Hsueh Chao En as a Executive Director	Management	For	For
2.C	Re-elect Mr. Teo Tiou Seng as a Executive Director	Management	For	For
2.D	Re-elect Mr. Jin Xu Chu as a Non-Executive Director	Management	For	For
2.E	Re-elect Mr. Kuan Kim Kin as a Non-Executive Director	Management	For	For
2.F	Re-elect Mr. Lau Ho Man as a Independent Non-Executive Director	Management	For	For
2.G	Re-elect Mr. Ong Ka Thai as a Independent Non-Executive Director	Management	For	For
2.H	Re-elect Mr. Yang, Victor as a Independent Non-Executive Director	Management	For	For
3	Authorize the Board of Directors of the Company to fix the Directors' remuneration	Management	For	For
4	Re-appoint the Auditors of the Company for the ensuing year and to authorize the Board of Directors of the Company to fix their remuneration	Management	For	For
5	Authorize the Directors to allot shares	Management	For	For
6	Authorize the Directors to repurchase the Company's own shares	Management	For	For
7
Approve to  pass ordinary resolution no. 7 set out in the notice of the Meeting  to add the aggregate amount of shares mentioned in ordinary resolution no. 6 to the aggregate amount that may be allotted pursuant to ordinary resolution no. 5
		Management	For	For

SHANGRI-LA ASIA LTD
Security	G8063F106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-May-2010
ISIN	BMG8063F1068	Agenda		702385813 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTION NUMERS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLICKING ON THE MATERIAL URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100416/LTN2 0100416404.pdf	Management	For	For
1	Adopt the audited financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend for the YE 31 DEC 2009	Management	For	For
3.I	Re-elect Mr. Kuok Khoon Ean as a Director	Management	For	For
3.II	Re-elect Mr. Roberto V. Ongpin as a Director	Management	For	For
3.III	Re-elect Mr. Timothy David Dattels as a Director	Management	For	For
4	Approve to fix the Directors' fees including fees payable to the Members of the Audit and Remuneration Committees	Management	For	For
5	Re-appoint Messrs PricewaterhouseCoopers as the Auditors and authorize the Directors of the Company to fix their remuneration	Management	For	For
6.A	Authorize the Directors of the Company to issue and allot additional shares not exceeding 20% of the issued share capital of the Company as at the date of this resolution	Management	For	For
6.B	Authorize the Directors of the Company to repurchase shares in the capital of the Company not exceeding 10% of the issued share capital of the Company as at the date of this resolution	Management	For	For
6.C
Approve to extend, conditional upon the above Resolution 6B
being duly passed, the general mandate to allot shares by adding the aggregate nominal amount of the repurchased securities to the 20% general mandate
		Management	For	For
	PLEASE DISREGARD COMMENT POINT NO. 2 OF THE AGENDA AS IT IS NON-VOTABLE. THE L-INK PROVIDED IN COMMENT POINT 2 IS TO REFER TO THE DETAILED AGENDA. THANK YOU.	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITION
OF COMMENT. IF YOU HAVE AL-READY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DECI-DE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

TCC INTERNATIONAL HOLDINGS LTD
Security	G86973107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-May-2010
ISIN	KYG869731078	Agenda		702387071 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Receive and approve the audited financial statements and the reports of the Directors and Auditors of the Company for the YE 31 DEC 2009	Management	For	For
2	Declare the final dividend recommended by the Directors in respect of the YE 31 DEC 2009	Management	For	For
3.1	Re-elect Mr. Koo, Cheng-Yun, Leslie as a Director	Management	For	For
3.2	Re-elect Mr. Chang, An-Ping, Nelson as a Director	Management	For	For
3.3	Re-elect Mr. Chang, Kang-Lung, Jason as a Director	Management	For	For
4	Authorize the Board of Directors to fix the remuneration of the Directors	Management	For	For
5	Re-appoint the Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For
6.A	Authorize the Directors to allot shares of the Company up to 20% of the share capital in issue at the date of the resolution	Management	For	For
6.B	Authorize the Directors to repurchase shares of the Company up to 10% of the share capital in issue at the date of the resolution	Management	For	For
6.C
Approve to extend the power granted to the Directors under
Resolution 6.A by the addition thereto of an amount representing the aggregate nominal amount of the shares repurchased by the
Company pursuant to Resolution 6.B
		Management	For	For
S.7	Approve the proposed amendments to the Memorandum of Association and Articles of Association of the Company	Management	For	For
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100415/LTN2 0100415666.pdf	Non-Voting

TIANJIN DEVELOPMENT HOLDINGS LTD
Security	Y8822M103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-May-2010
ISIN	HK0882007260	Agenda		702388213 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	Receive and approve the audited consolidated financial statements and the reports of the Directors and Independent Auditor for the YE 31 DEC 2009	Management	For	For
2.a	Re-elect Mr. Wu Xuemin as a Director	Management	For	For
2.b	Re-elect Mr. Zheng Daoquan as a Director	Management	For	For
2.c	Re-elect Dr. Wang Jiandong as a Director	Management	For	For
2.d	Re-elect Mr. Bai Zhisheng as a Director	Management	For	For
2.e	Re-elect Mr. Wang Zhiyong as a Director	Management	For	For
2.f	Re-elect Dr. Eliza Chan Ching Har as a Director	Management	For	For
2.g	Re-elect Mr. Mak Kwai Wing as a Director	Management	For	For
2.h	Authorize the Board of Directors to fix the remuneration of the Directors	Management	For	For
3	Re-appointment of Messrs. PricewaterhouseCoopers as Independent Auditor and authorize the Board of Directors to fix the remuneration of the Independent Auditor	Management	For	For
4.a
Authorize the Directors of the Company, to repurchase shares of the Company on The Stock Exchange of Hong Kong Limited  the
Stock Exchange  or on any other stock exchange on which the
shares of the Company may be listed and recognized by the
Securities and Futures Commission and the Stock Exchange for
this purpose, subject to and in accordance with all applicable laws and regulations and the requirements of the Rules Governing the
Listing of Securities on the Stock Exchange or of any other stock exchange as amended from time to time during the relevant
period; the aggregate nominal amount of the shares to be
repurchased pursuant to this resolution shall not exceed 10% of the CONTD.
		Management	For	For
CONT
CONTD. aggregate nominal amount of the share capital of the
Company in issue-on the date of this Resolution and the said approval shall be limited-accordingly;  Authority expires the earlier of the conclusion of the next AGM-of the Company or the
expiration of the period within which the next AGM of-the
Company is required by the Companies Ordinance  Chapter 32 of the Laws of-Hong Kong  or the Articles of Association of the
Company or other applicable-laws of Hong Kong to be held
Non-Voting
4.b
Authorize the Directors of the Company, to issue, allot and deal with additional shares in the capital of the Company, and to make or grant offers, agreements and options in respect thereof; subject to the following conditions: the aggregate nominal amount of shares allotted or agreed conditionally or unconditionally to be allotted  whether pursuant to an option or otherwise  by the
Directors of the Company otherwise than pursuant to  i  a Rights
Issue  as specified , or  ii  an issue of shares in the Company upon the exercise of the subscription rights attaching to any warrants of the Company, CONTD.
		Management	For	For
CONT
CONTD. or  iii  an issue of shares pursuant to the exercise of any options-which may be granted under any option scheme or similar arrangement for the-time being adopted for the grant or issue to the grantee as specified in such-scheme or similar arrangement of shares or rights to acquire shares of the-Company; or  iv  an issue of shares in the capital of the Company as scrip-dividends
pursuant to the Articles of Association of the Company from time to-time, shall not exceed 20% of the aggregate nominal amount of the share-capital of the Company in issue on the date of this resolution; and CONT D.
Non-Voting
CONT
CONTD  Authority expires the earlier of the conclusion of the next
AGM of the-Company or the expiration of the period within which the next AGM of the-Company is required by the Companies
Ordinance  Chapter 32 of the Laws of-Hong Kong  or the Articles
of Association of the Company or other applicable-laws of Hong
Kong to be held
Non-Voting
4.c
Approve, conditional upon passing Resolution 4A set out in the
Notice convening this meeting, to extend the general mandate to the Directors of the Company to exercise the powers of the
Company to allot shares pursuant to Resolution 4B set out in the
Notice convening this meeting by the addition to the aggregate nominal amount of the share capital which may be allotted or agreed conditionally or unconditionally to be allotted by the
Directors CONTD.
		Management	For	For
CONT
CONTD. of the Company pursuant to such general mandate, of an amount-representing the aggregate nominal amount of the share capital of the Company-repurchased by the Company under the
authority granted pursuant to Resolution-4A set out in the notice convening this meeting, provided that such amount-shall not
exceed 10% of the aggregate nominal amount of the share capital of-the Company in issue on the date of this resolution
Non-Voting

CHINA YURUN FOOD GROUP LTD
Security	G21159101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-May-2010
ISIN	BMG211591018	Agenda		702392387 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the audited financial statements and the reports of the Directors and Auditors of the Company for the YE 31 DEC 2009	Management	For	For
2	Approve the final dividend of HKD 0.150 per share in respect of the YE 31 DEC 2009	Management	For	For
3	Re-elect Mr. Zhu Yiliang as an Executive Director	Management	For	For
4	Re-elect Mr. Ge Yuqi as an Executive Director	Management	For	For
5	Re-elect Mr. Yu Zhangli as an Executive Director	Management	For	For
6	Re-elect Mr. Jiao Shuge (alias Jiao Zhen) as a Non-Executive Director	Management	For	For
7	Authorize the Board of Directors to fix the Director's remuneration	Management	For	For
8	Re-appoint KPMG as auditors and authorize the Board of Directors to fix their remuneration	Management	For	For
9
Authorize the Board of Directors to repurchase the shares of the
Company not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing of this resolution
		Management	For	For
10
Authorize the Board of Directors to allot, issue and deal with un-
issued shares in the capital of the Company not exceeding 20% of the aggregate nominal amount of the issued share capital of the
Company at the date of passing of this resolution
		Management	For	For
11	Approve to extend the general mandate granted to the Board of Directors to allot, issue and deal with un-issued shares in the capital of the Company by the number of shares repurchased by the Company	Management	For	For
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK -- http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN2 0100423230.pdf	Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR" OR "AGAINST"-ONLY FOR ALL THE RESOLUTIONS. THANK YOU.	Non-Voting

TIANJIN PORT DEVELOPMENT HOLDINGS LTD
Security	G88680106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-May-2010
ISIN	KYG886801060	Agenda		702392399 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and consider the audited consolidated financial statements and the report of Directors and Independent Auditor's report for the YE 31 DEC 2009	Management	For	For
2.i.a	Re-elect YU Rumin as a Director of the Company	Management	For	For
2.i.b	Re-elect TIAN Changsong as a Director of the Company	Management	For	For
2.i.c	Re-elect LI Quanyong as a Director of the Company	Management	For	For
2.i.d	Re-elect DAI Yan as a Director of the Company	Management	For	For
2.i.e	Re-elect Japhet Sebastian LAW as a Director of the Company	Management	For	For
2.i.f	Re-elect CHENG Chi Pang Leslie as a Director of the Company	Management	For	For
2.ii	Authorize the Board of Directors to fix their remuneration	Management	For	For
3	Re-appoint PricewaterhouseCoopers as the Auditors of the Company for the ensuing year and to authorize the Board of Directors to fix their remuneration	Management	For	For
4.A	Grant an unconditional general mandate to the Directors to repurchase the Company's own shares	Management	For	For
4.B	Grant an unconditional general mandate to the Directors to issue and allot shares	Management	For	For
4.C	Approve to extend the general mandate granted under Resolution No.4(B) by adding the nominal amount of the shares repurchased by the Company pursuant to Resolution No.4(A)	Management	For	For
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN2 0100423220.pdf	Non-Voting

INSPUR INTERNATIONAL LTD
Security	G4820C122	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-May-2010
ISIN	KYG4820C1226	Agenda		702392426 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTIONS "1 TO 6 AND 7". THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN2 0100423359.pdf	Non-Voting
1	Receive and adopt the audited consolidated financial statements and reports of the Directors of the Company the Director(s) and the Auditors of the Company the Auditors for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend of HKD 0.01 per share for the YE 31 DEC 2009	Management	For	For
3.a	Re-election of Mr. Sun Pishu as an Executive Director	Management	For	For
3.b	Re-election of Mr. Wang Xingshan as an Executive Director	Management	For	For
3.c	Re-election of Mr. Chen Dongfeng as an Executive Director	Management	For	For
3.d	Authorize the Board of Directors the Board to determine the remuneration of the Directors	Management	For	For
4	Re-appointment of Deloitte Touche Tohmatsu as the Auditors and to authorize the Board to fix their remuneration	Management	For	For
5	Grant discharge an unconditional general mandate to the Directors to allot and issue shares	Management	For	For
6	Grant discharge an unconditional general mandate to the Directors to repurchase shares	Management	For	For
7	Approve to extend the general mandate granted to the Directors to issue shares by the nominal amount of the shares repurchased	Management	For	For

PT ENERGI MEGA PERSADA TBK
Security	Y71233103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-May-2010
ISIN	ID1000098304	Agenda		702399317 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the 2009 annual report and ratification on financial statement and acquit et de charge the Board of Commissioner and Director	Management	For	For
2	Appoint Public Accountant and determine their honorarium	Management	For	For
3	Approve to determine salary and honorarium the Board of Commissioner and Director	Management	For	For
4	Approve to pledge part or all Company's assets and or its subsidiary to issuing corporate guarantee in order to get financing and or refinancing	Management	For	For
5	Approve the utilization report of the fund obtained from the 2nd limited public offering	Management	For	For

BELLE INTL HLDGS LTD
Security	G09702104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-May-2010
ISIN	KYG097021045	Agenda		702401768 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100426/LTN2 0100426744.pdf	Non-Voting
1	Receive and consider the audited consolidated financial statements and reports of the directors and auditor of the Company for the YE 31 DEC 2009	Management	For	For
2	Approve to declare a final dividend for the YE 31 DEC 2009	Management	For	For
3	Re-appoint PricewaterhouseCoopers as the Company's Auditor and authorize the Board of Directors of the Company to fix the Auditor's remuneration	Management	For	For
4.a.i	Re-elect Mr. Tang Yiu as an Executive Director of the Company	Management	For	For
4.aii	Re-elect Mr. Gao Yu as a Non-executive Director of the Company	Management	For	For
4aiii	Re-elect Mr. Ho Kwok Wah, George as an Independent Non- executive Director of the Company	Management	For	For
4.b	Authorize the Board of Directors to fix the remuneration of the Directors	Management	For	For
5	Grant a general mandate to the Directors of the Company to allot, issue and deal with new shares not exceeding 10% of the issued share capital of the Company as at the date of passing this resolution	Management	For	For
6	Grant a general mandate to the Directors of the Company to repurchase shares not exceeding 10% of the issued share capital of the Company as at the date of passing this resolution	Management	For	For
7
Authorize the Directors of the Company to allot, issue and deal with additional shares in the share capital of the Company by an amount not exceeding the amount of the shares repurchased by the Company
		Management	For	For

RIO TINTO LTD
Security	Q81437107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-May-2010
ISIN	AU000000RIO1	Agenda		702414171 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the Company's financial report and the reports of the Directors and the Auditors for the YE 31 DEC 2009	Management	For	For
2	Approve the remuneration report for the YE 31 DEC 2009 as specified in the 2009 annual report	Management	For	For
3	Election of Robert Brown as a Director	Management	For	For
4	Election of Ann Godbehere as a Director	Management	For	For
5	Election of Sam Walsh as a Director	Management	For	For
6	Re-election of Guy Elliott as a Director	Management	For	For
7	Re-election of Michael Fitzpatrick as a Director	Management	For	For
8	Re-election of Lord Kerr as a Director	Management	For	For
9
Re-appoint PricewaterhouseCoopers LLP as the Auditors of Rio
Tinto Plc to hold office until the conclusion of the next AGM at which accounts are laid before Rio Tinto Plc and to authorize the
Audit Committee to determine the Auditor's remuneration
		Management	For	For
S.10
Grant authority to buybacks by Rio Tinto Limited of fully paid ordinary shares Rio Tinto Limited  Ordinary Shares  in the period following this approval until  and including  the date of the Rio
Tinto Limited 2011 AGM or 21 APR 2011  whichever is the later :
a) under one or more off-market buyback tender schemes in
accordance with terms as specified  the Buyback Tenders ; and b)
pursuant to on-market buybacks by Rio Tinto Limited in
accordance with the Listing Rules of the Australian Securities
Exchange, but only to the extent that the number of ordinary shares bought back pursuant to the authority in this Resolution, whether under any buyback tenders or pursuant to any on-market buybacks, does not in that period exceed 43.5 million ordinary shares
		Management	For	For
S.11
Grant authority to buybacks by Rio Tinto Limited of ordinary shares from Tinto Holdings Australia Pty Limited  THA  in the period following this approval until  and including  the date of the
Rio Tinto Limited 2011 AGM or 21 APR 2011 whichever is the
later  upon the terms and subject to the conditions set out in the draft buyback agreement between Rio Tinto Limited and THA
entitled 2010 RTL-THA Agreement , as specified
		Management	For	For

PT ASTRA INTERNATIONAL TBK
Security	Y7117N149	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-May-2010
ISIN	ID1000057607	Agenda		702424095 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the annual report and ratification to Company's financial report for year 2009	Management	For	For
2	Approve the profit allocation for year 2009	Management	For	For
3	Approve the changing in the composition of Company's Board and determine their salary, honorarium and allowances	Management	For	For
4	Appointment of Public Accountant for year 2010	Management	For	For

PT KALBE FARMA TBK
Security	Y71287190	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	ID1000096803	Agenda		702376282 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the report of the Board of Directors of Company for the book years 2009	Management	For	For
2	Approve the financial statement and acquit ET DE charge for the Members of Board of Directors and Commissioners Company for the book year 2009	Management	For	For
3	Approve the profit allocation of the Company for the book years 2010	Management	For	For
4	Approve to change the Members of the Board of Commissioners of the Company	Management	For	For
5
Approve the salary and/or honorarium for the Members of Board of Commissioners and Director of Company including giving
authority to Commissioners to determine salary and/or honorarium for the Members of Board of Directors and Commissioners of the
Company
		Management	For	For
6	Appointment of public accountant independent and authorize the Director to determine honorarium for the book years 2010	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

MIRABELA NICKEL LTD
Security	Q6188C106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	AU000000MBN9	Agenda		702386485 - Management
Item	Proposal	Type	Vote	For/Against Management
0	Receive the audited financial statements of the Company for the FYE 31 DEC-2009, and the report of the Auditors thereon	Non-Voting
1	Adopt the remuneration report in the 2009 annual report of the Company, in accordance with the Section 250R(2) of the Corporations Act(Cth)	Management	For	For
2	Election of Colin Steyn as a Director of the Company, who retires in accordance with the Rule 7.3 of the Constitution of the Company	Management	For	For
3	Re-election of Nicholas Sheard as a Director of the Company, who retires in accordance with the Rule 7.3 of the Constitution of the Company	Management	For	For
4	Re-election of Craig Burton as a Director of the Company, in accordance with the Rule 7.3 of the Constitution of the Company	Management	For	For

AUSTAR UNITED COMMUNICATIONS LIMITED
Security	Q0716Q109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	AU000000AUN4	Agenda		702388376 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
VOTING EXCLUSIONS APPLY TO THIS MEETING FOR
PROPOSALS 6, 7.A, 7.B, 7.C AND-VOTES CAST BY ANY
INDIVIDUAL OR RELATED PARTY WHO BENEFIT FROM THE
PASSING OF-THE PROPOSAL/S WILL BE DISREGARDED.
HENCE, IF YOU HAVE OBTAINED BENEFIT OR DO-EXPECT
TO OBTAIN FUTURE BENEFIT YOU SHOULD NOT VOTE (OR
VOTE "ABSTAIN") FOR-THE RELEVANT PROPOSAL ITEMS.
Non-Voting
1	Receive the financial report and the reports of the Directors and Auditor for the FYE 31 DEC 2009	Management	For	For
2	Adopt the remuneration report of the Company and its controlled entities for the FYE 31 DEC 2009	Management	For	For
3.a	Re-elect M. Roger Amos as a Director of the Company, who retires by rotation in accordance with Rule 8.1 of the Company's Constitution	Management	For	For
3.b	Re-elect Mr. Timothy D. Downing as a Director of the Company, who retires by rotation in accordance with Rule 8.1 of the Company's Constitution	Management	For	For
4
Approve the buy-back of up to AUD 400 million of its issued
ordinary shares by buy-back agreements under: an off-market
tender buy-back; and/or; on-market buy-backs; and the terms, and entry into, of the buy-back agreements to the extent that approval of such buy-back agreements is required under the Corporations
Act 2001 (Cth),as specified
		Management	For	For
5
Authorize the Company, in accordance with Section 256C(1) of the Corporations Act 2001 (Cth), to reduce its share capital by up to AUD 400 million by paying each holder of ordinary shares an amount that is proportional to the number of ordinary shares held on the record date as specified
		Management	For	For
6
Grant authority, for all purposes, including ASX Listing Rule 10.14, for the issue of fully paid ordinary shares to the Chief Executive
Officer, Mr. John Porter, pursuant to the AUSTAR United
Communications Limited 2007 Long Term Incentive Plan as
specified
		Management	For	For
7.a	Grant authority, for all purposes, including ASX Listing Rule 10.11, for the issue of 30,000 fully paid ordinary shares to Mr. Roger M. Amos, independent Non-Executive Director, as specified	Management	For	For
7.b	Grant authority, for all purposes, including ASX Listing Rule 10.11, for the issue of 30,000 fully paid ordinary shares to Mr. John W. Dick, Non-Executive Director, as specified	Management	For	For
7.c	Grant authority, for all purposes, including ASX Listing Rule 10.11, for the issue of 30,000 fully paid ordinary shares to Mr. Timothy D. Downing, independent Non-Executive Director, as specified	Management	For	For
0	Transact such other business	Non-Voting

MTR CORP LTD
Security	Y6146T101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	HK0066009694	Agenda		702391335 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN2 0100423741.pdf	Non-Voting
1	Receive the audited statement of accounts and the reports of the Directors and the Auditors of the Company for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend for the YE 31 DEC 2009	Management	For	For
3.A	Election of Vincent Cheng Hoi-chuen as a Member of the Board of Directors of the Company	Management	For	For
3.B	Re-elect Chow Chung-Kong as a Member of the Board of Directors of the Company	Management	For	For
3.C	Re-elect Christine Fang Meng-Sang as a Member of the Board of Directors of the Company	Management	For	For
4	Re-appoint KPMG as the Auditors of the Company and authorize the Board of Directors to determine their remuneration	Management	For	For
5
Grant a general mandate to the Board of Directors to allot, issue, grant, distribute and otherwise deal with additional shares in the
Company, not exceeding 10% of the issued share capital of the
Company at the date of this resolution  as adjusted
		Management	For	For
6	Grant a general mandate to the Board of Directors to purchase shares in the Company, not exceeding 10% of the issued share capital of the Company at the date of this resolution	Management	For	For
7
Authorize the Board of Directors, conditional on the passing of
Resolutions 5 and 6, to allot, issue, grant, distribute and otherwise deal with additional shares in the Company under Resolution 5 in respect of the aggregate nominal amount of share capital in the
Company purchased by the Company
		Management	For	For

HUTCHISON WHAMPOA LTD, HONG KONG
Security	Y38024108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	HK0013000119	Agenda		702394862 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN2 0100423672.pdf	Non-Voting
1	Receive and adopt the statement of audited accounts and reports of the Directors and Auditor for the YE 31 DEC 2009	Management	For	For
2	Declare the final dividend	Management	For	For
3.1	Re-election of Li Tzar Kuoi, Victor as a Director	Management	For	For
3.2	Re-election of Frank John Sixt as a Director	Management	For	For
3.3	Re-election of Michael David Kadoorie as a Director	Management	For	For
3.4	Re-election of George Colin Magnus as a Director	Management	For	For
3.5	Re-election of Margaret Leung Ko May Yee as a Director	Management	For	For
4	Appointment of the Auditor and authorize the Directors to fix the Auditor's remuneration	Management	For	For
5.1	Approve to give a general mandate to the Directors to issue additional shares	Management	For	For
5.2	Approve the purchase by the Company of its own shares	Management	For	For
5.3	Approve to extend the general mandate in Ordinary Resolution 5.1	Management	For	For
6
Approve the entering into of the CKH Master Agreement and to empower the Directors to approve acquisition of CKH Connected
Debt Securities subject to and in accordance with the prescribed terms and conditions
		Management	For	For
7
Approve the entering into of the HSE Master Agreement and to empower the Directors to approve acquisition of HSE Connected
Debt Securities subject to and in accordance with the prescribed terms and conditions
		Management	For	For

VODONE LTD
Security	G9388Y101	Meeting Type		Special General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	BMG9388Y1012	Agenda		702399660 - Management
Item	Proposal	Type	Vote	For/Against Management
PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-FOR ALL RESOLUTIONS. THANKS YOU.		Non-Voting
PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100426/LTN2 0100426902.pdf		Non-Voting
S.1
Approve the Share Premium Reduction (as defined in the SGM
notice) and authorize the Directors of the Company to do all such acts and things which they may in their absolute discretion
consider appropriate, necessary or desirable to implement and or give effect to the Share Premium Reduction and the application of the credit which will be released thereby
		Management	For	For

CHEUNG KONG (HOLDINGS) LTD
Security	Y13213106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	HK0001000014	Agenda		702404966 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED T-HE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100422/LTN2 0100422636.pdf	Non-Voting
1.	Receive the audited financial statements, the report of the Directors and the Independent Auditor's report for the YE 31 DEC 2009	Management	For	For
2.	Declare a final dividend	Management	For	For
3.1	Election of Mr. Li Tzar Kuoi, Victor as a Director	Management	For	For
3.2	Election of Mr. Ip Tak Chuen, Edmond as a Director	Management	For	For
3.3	Election of Mr. Chiu Kwok Hung, Justin as a Director	Management	For	For
3.4	Election of Mr. Chow Kun Chee, Roland as a Director	Management	For	For
3.5	Election of Mr. Yeh Yuan Chang, Anthony as a Director	Management	For	For
3.6	Election of Mr. Chow Nin Mow, Albert as a Director	Management	For	For
3.7	Election of Dr. Wong Yick-ming, Rosanna as a Director	Management	For	For
4.	Appointment of Messrs. Deloitte Touche Tohmatsu as the Auditor and authorize the Directors to fix their remuneration	Management	For	For
5.1	Authorize the Directors to issue additional shares of the Company	Management	For	For
5.2	Authorize the Directors to repurchase shares of the Company	Management	For	For
5.3	Approve to extend the general mandate granted to the Directors pursuant to Resolution 5(1) to issue additional shares of the Company	Management	For	For

VODONE LTD
Security	G9388Y101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	BMG9388Y1012	Agenda		702405463 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100426/LTN2 0100426906.pdf	Non-Voting
1	Receive and consider the audited financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2009	Management	For	For
2	Approve to declare a final dividend of HKD 0.6 cents per Share for the YE 31 DEC 2009, conditional upon the approval of the share premium reduction to be approved at the SGM to be held on 27 MAY 2010	Management	For	For
3.1.a	Re-elect Dr. Loke Yu Alias LOKE Hoi Lam as a Director	Management	For	For
3.1.b	Re-elect Mr. Wang Linan as a Director	Management	For	For
3.1.c	Re-elect Mr. Li Xiaohua as a Director	Management	For	For
3.2	Authorize the Board of Directors to fix the remuneration of Directors	Management	For	For
4	Appointment of BDO Limited as the Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For
5
Approve to grant a general mandate to the Directors to purchase the Company's shares not exceeding 10% of the aggregate
nominal amount of the issued share capital of the Company as at the date of passing of this resolution
		Management	For	For
6
Approve to grant a general mandate to the Directors to issue, allot and deal with additional shares of the Company not exceeding
20% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing of this resolution
		Management	For	For
7
Approve to extend the general mandate to the Directors to issue, allot and deal with additional shares in the capital of the Company by the aggregate nominal amount of shares repurchased by the
Company
		Management	For	For
8
Approve the existing scheme mandate limit under the existing share option scheme of the Company for allowing the Company to grant share options up to 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing of this resolution
		Management	For	For

SHUI ON LD LTD
Security	G81151113	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	KYG811511131	Agenda		702411757 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100426/LTN2 0100426755.pdf	Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Receive and consider the financial statements and the reports of the Directors and auditor for the YE 31 DEC 2009	Management	For	For
2	Declare the final dividend with scrip option for the YE 31 DEC 2009	Management	For	For
3.a	Re-election of Mr. Daniel Y. K. Wan as a Director	Management	For	For
3.b	Re-election of The Honourable Leung Chun Ying as a Director	Management	For	For
3.c	Re-election of Dr. William K. L. Fung as a Director	Management	For	For
3.d	Re-election of Professor Gary C. Biddle as a Director	Management	For	For
3.e	Re-election of Mr. David J. Shaw as a Director	Management	For	For
3.f	Authorize the Board of Directors to fix the Directors' remuneration	Management	For	For
4	Re-appoint the Auditor and authorize the Board of Directors to fix their remuneration	Management	For	For
5.A
Authorize the Directors to issue and allot additional shares of the
Company not exceeding 20% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution
		Management	For	For
5.B	Authorize the Directors to repurchase shares of the Company not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution	Management	For	For
5.C	Authorize the Directors to issue shares under Resolution No. 5(A) by the number of shares repurchased under Resolution No. 5(B)	Management	For	For
S.6	Amend the Articles of Association of the Company	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

MAP GROUP
Security	Q5763C127	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	AU000000MAP6	Agenda		702411935 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT THE BELOW RESOLUTIONS IS FOR THE AGM OF MAP AIRPORTS INTERNAT-IONAL LIMITED	Non-Voting

VOTING EXCLUSIONS APPLY TO THIS MEETING FOR
PROPOSAL 3 AND VOTES CAST BY ANY I-NDIVIDUAL OR
RELATED PARTY WHO BENEFIT FROM THE PASSING OF
THE PROPOSAL/S WILL-BE DISREGARDED. HENCE, IF YOU
HAVE OBTAINED BENEFIT OR DO EXPECT TO OBTAIN FU-
TURE BENEFIT YOU SHOULD NOT VOTE (OR VOTE
"ABSTAIN") FOR THE RELEVANT PROPOSAL-ITEMS.
Non-Voting
	To receive and consider the accounts and reports of the Directors and Auditors-of the Company for the YE 31 DEC 2009	Non-Voting
1.	Appointment of KPMG as the Auditor of the Company and authorize the Directors to determine its remuneration	Management	For	For
2.	Re-elect Jeffrey Conyers as a Director of the Company	Management	For	For
3.
Approve, for the purposes of Bye-Law 60(a) and ASX Listing Rule
10.17, and for all other purposes, effective from 16 OCT 2009, an increase to the maximum aggregate amount of fees payable to all non-executive directors of the Company to USD 240,000 per
annum representing an increase of USD 100,000 per annum
		Management	For	For
	PLEASE NOTE THAT THE BELOW RESOLUTIONS IS FOR THE OGM OF MAP AIRPORTS LIMITED-[TRUST 1]	Non-Voting

VOTING EXCLUSIONS APPLY TO THIS MEETING FOR
PROPOSALS 1 AND 2 AND VOTES CAST B-Y ANY INDIVIDUAL
OR RELATED PARTY WHO BENEFIT FROM THE PASSING OF
THE PROPOSAL-/S WILL BE DISREGARDED. HENCE, IF YOU
HAVE OBTAINED BENEFIT OR DO EXPECT TO OB-TAIN
FUTURE BENEFIT YOU SHOULD NOT VOTE (OR VOTE
"ABSTAIN") FOR THE RELEVANT P-ROPOSAL ITEMS.
Non-Voting
S.1	Approve, for the purposes of Section 601GC(1)(a) of the Corporations Act 2001, and for all other purposes, Clause 21.4(q)(1)(i) of the MAT1 constitution is deleted and replaced with as specified	Management	For	For
2.
Approve, for the purposes of ASX Listing Rule 10.17, and for all other purposes, effective from 16 OCT 2009 to increase the
maximum aggregate amount of fees payable to all Non-Executive
Directors of the Responsible Entity which together with any fees paid under the equivalent provision of the constitution of MAp
Airports Trust 2 shall not exceed AUD 1.5 million per annum in aggregate, representing an increase of AUD 800,000 per annum
		Management	For	For
	PLEASE NOTE THAT THE BELOW RESOLUTIONS IS FOR THE OGM OF MAP AIRPORTS LIMITED-[TRUST 2]	Non-Voting

VOTING EXCLUSIONS APPLY TO THIS MEETING FOR
PROPOSALS 6 AND 7 AND VOTES CAST B-Y ANY INDIVIDUAL
OR RELATED PARTY WHO BENEFIT FROM THE PASSING OF
THE PROPOSAL-/S WILL BE DISREGARDED. HENCE, IF YOU
HAVE OBTAINED BENEFIT OR DO EXPECT TO OB-TAIN
FUTURE BENEFIT YOU SHOULD NOT VOTE (OR VOTE
"ABSTAIN") FOR THE RELEVANT P-ROPOSAL ITEMS.
Non-Voting
1.	Re-election of Trevor Gerber as a Director of MAp Airports Limited by its shareholder	Management	For	For
2.	Re-election of John Roberts as a Director of MAp Airports Limited by its shareholder	Management	For	For
3.	Approve the election, effective from 01 JUL 2010 of Kerrie Mather as a Director of MAp Airports Limited by its shareholder	Management	For	For
4.	Approve the election, effective from 01 JUL 2010, of John Mullen as a Director of Map Airports Limited by its shareholder	Management	For	For
5.	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: approve the election, effective from 01 JUL 2010, of Stephen Mayne as a director of MAp Airports Limited by its shareholder	Shareholder	Against	For
S.6	Approve, for the purposes of Section 601GC(1)(a) of the Corporations Act 2001, and for all other purposes, Clause 21.4(q)(1)(i) of the MAT2 constitution is deleted and replaced with as specified	Management	For	For
7.
Approve, for the purposes of ASX Listing Rule 10.17, and for all other purposes, effective from 16 OCT 2009 to increase the
maximum aggregate amount of fees payable to all Non-executive
Directors of the Responsible Entity which together with any fees paid under the equivalent provision of the constitution of MAp
Airports Trust 1 shall not exceed AUD 1.5 million per annum in aggregate, representing an increase of AUD 800,000 per annum
		Management	For	For

WESTFIELD GROUP, SYDNEY NSW
Security	Q97062105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	AU000000WDC7	Agenda		702416909 - Management
Item	Proposal	Type	Vote	For/Against Management
1	To discuss the Company's financial statements and reports for the YE 31 DEC-2009	Non-Voting
2	Approve the Company's remuneration report for the YE 31 DEC 2009	Management	For	For
3	Re-elect Frederick G. Hilmer AO as a Director of the Company, who retires by rotation in accordance with Company's Constitution	Management	For	For
4	Re-elect John McFarlane as a Director of the Company, who retires by rotation in accordance with Company's Constitution	Management	For	For
5	Re-elect Judith Sloan as a Director of the Company, who retires by rotation in accordance with Company's Constitution	Management	For	For
6	Re-elect Mark Johnson AO as a Director of the Company, who retires by rotation in accordance with Company's Constitution	Management	For	For
7	Re-elect Frank P. Lowy AC as a Director of the Company, who retires by rotation in accordance with Company's Constitution	Management	For	For

PT ANEKA TAMBANG TBK
Security	Y7116R158	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	ID1000106602	Agenda		702428891 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve the Company's annual report regarding the Company's
condition and activities including report of Commissioners
supervision in book year 2009 and ratify the Company's financial report in book year 2009 and to release and discharge (Volledig
Qcquit Et De Charge) to the Directors and Commissioners from their Managerial and supervision in book year 2009
		Management	For	For
2
Ratify the report of partnership and environment development program for book year 2009 and to release and grant discharge the Directors and Commissioners from their managerial and
supervision in partnership and environment development program for book year 2009
		Management	For	For
3	Approve to determine the Company's profit utilization for book year 2009	Management	For	For
4	Approve to determine Tantiem for the Directors and Commissioners for book year 2009 and salary honorarium, facility and benefit for book year 2010	Management	For	For
5	Appointment of the Public Accountant for book year 2010	Management	For	For
6	Approve to restructure the Company's Board of Commissioners	Management	For	For
7	Amend the Company's Article of Association	Management	For	For

PT MEDCO ENERGI INTERNASIONAL TBK
Security	Y7129J136	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	ID1000053705	Agenda		702434527 - Management
Item	Proposal	Type	Vote	For/Against Management
1.
Amend the plan of  utilization treasury shares  received from shares re-purchase program in line with the result of  EGM dated
23 JUN 2000 and 25 JUN 2001 which has been changed in the
EGM dated 23 JAN 2004 to be used in performing employee stock option plan program (ESOP) and  management stock option plan program
		Management	For	For
2.	Approve to perform ESOP and MSOP program through utilization treasury shares	Management	For	For

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 687443 DUE TO ADDITION OF-RESOLUTION AND CHANGE
IN MEETING TYPE. ALL VOTES RECEIVED ON THE
PREVIOUS MEET-ING WILL BE DISREGARDED AND YOU
WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE-.
THANK YOU.
Non-Voting

PT MEDCO ENERGI INTERNASIONAL TBK
Security	Y7129J136	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	ID1000053705	Agenda		702434666 - Management
Item	Proposal	Type	Vote	For/Against Management
1.
Approve the Directors annual report and Commissioners report for book year 2009 and release and grant discharge to the Directors and Commissioners from their managerial and supervision [acquit et de charge]
		Management	For	For
2.	Ratify the balance sheet and financial statement for book year 2009	Management	For	For
3.	Approve to determine the Company's profit utilization for book year 2009	Management	For	For
4.	Authorize the Commissioners and the Directors to appoint Public Accountant for book year 2010 and determine honorarium for Public Accountant	Management	For	For
5.	Approve to restructure the Company's Board of Directors and Commissioners	Management	For	For
6.	Approve and ratify to determine salary and other benefit for Directors and Commissioners period January - December 2010	Management	For	For
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN TEXT OF RESOLUTION. IF YO-U HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS-YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

BANK CHINA LTD
Security	Y0698A107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	CNE1000001Z5	Agenda		702434806 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 704544 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE
BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100415/LTN2
0100415262.pdf AN-D
http://www.hkexnews.hk/listedco/listconews/sehk/20100510/LTN2
0100510314.pdf
Non-Voting
	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED T-HE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1.	Approve the 2009 working report of the Board of Directors of the bank	Management	For	For
2.	Approve the 2009 working report of the Board of Supervisors of the bank	Management	For	For
3.	Approve the 2009 annual financial statements of the bank	Management	For	For
4.	Approve the 2009 Profit Distribution Plan of the bank	Management	For	For
5.	Approve the 2010 annual budget of the bank	Management	For	For
6.	Re-appoint PricewaterhouseCoopers Zhong Tian CPAs Limited Company and PricewaterhouseCoopers Hong Kong as the Bank's External Auditors for 2010	Management	For	For
7.1	Re-elect Mr. Xiao Gang as an Executive Director of the Bank	Management	For	For
7.2	Re-elect Mr. Li Lihui as an Executive Director of the Bank	Management	For	For
7.3	Re-elect Mr. Li Zaohang as an Executive Director of the Bank	Management	For	For
7.4	Re-elect Mr. Zhou Zaiqun as an Executive Director of the Bank	Management	For	For
7.5	Re-elect Mr. Anthony Francis Neoh as an Independent Non- Executive Director of the Bank	Management	For	For
7.6	Re-elect Mr. Huang Shizhong as an Independent Non-Executive Director of the Bank	Management	For	For
7.7	Re-elect Ms. Huang Danhan as an Independent Non-Executive Director of the Bank	Management	For	For
8.1	Election of Mr. Qin Rongsheng as an External Supervisor of the Bank	Management	For	For
8.2	Election of Mr. Bai Jingming as an External Supervisor of the Bank	Management	For	For
9.	Approve the remuneration scheme for the External Supervisors of the Bank	Management	For	For
S.10	Approve the proposal to amend the Articles of Association of the Bank	Management	For	For
S.11	Approve the proposal in relation to the general mandate on issuance of new shares of the Bank	Management	For	For
8.A.1	Re-elect Mr. Wang Xueqiang as a shareholders' representative Supervisor of the Bank	Management	For	For
8.A.2	Re-elect Mr. Liu Wanming as a shareholders' representative Supervisor of the Bank	Management	For	For
12.	Approve the proposal on adjustments of several items of the delegation of authorities by the shareholders' meeting to the Board of Directors of the Bank	Management	For	For

CHINA LONGYUAN PWR GROUP CORP LTD
Security	Y1501T101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	CNE100000HD4	Agenda		702443348 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 703867 DUE TO RECEIPT OF C-ONSERVATIVE RECORD
DATE. ALL VOTES RECEIVED ON THE PREVIOUS MEETING
WILL BE DI-SREGARDED AND YOU WILL NEED TO
REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
Non-Voting
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100409/LTN2 0100409039.pdf	Non-Voting
1	Approve the work report of the Board of Directors (the 'Board') of the Company for the YE 31 DEC 2009	Management	For	For
2	Approve the Supervisory Board's report of the Company for the YE 31 DEC 2009	Management	For	For
3	Approve the audited financial statements and the Auditor's report of the Company for the YE 31 DEC 2009	Management	For	For
4	Approve the final accounts of the Company for the YE 31 DEC 2009	Management	For	For
5	Approve the budget report of the Company for the year ending 31 DEC 2010	Management	For	For
6	Approve the profit distribution plan of the Company for the YE 31 DEC 2009	Management	For	For
7	Approve the remuneration standards for Directors and Supervisors of the Company for the year 2010	Management	For	For
8
Approve the re-appointment of RSM China Certified Public
Accountants Co., Ltd. and KPMG as the Company's PRC Auditor
and Overseas Auditor respectively for the year 2010 for a term until the conclusion of the next AGM of the Company and
authorize the Audit Committee under the Board to determine their remunerations
		Management	For	For
S.9
Approve the issue of corporate bonds with an aggregate nominal value of up to RMB 7.0 billion in the PRC and authorize the Board to deal with all relevant matters relating to the issue of corporate bonds
		Management	For	For
S.10
Approve the issue of short-term debentures with an aggregate nominal value of up to RMB 8.9 billion in the PRC and authorize the Board to deal with all relevant matters relating to the issue of short-term debentures
		Management	For	For
S.11
Approve to grant to the Board a general mandate to issue, allot and deal with additional domestic shares and H shares not
exceeding 20% of each of the aggregate nominal values of the domestic shares and H shares of the Company respectively in
issue, and authorize the Board to make amendments to the
Articles of Association of the Company as it thinks fit so as to reflect the new share capital structure upon the allotment or issue of additional shares pursuant to the mandate
		Management	For	For
12
PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER
PROPOSAL: Approve the proposals (if any) put forward at the
general meeting by shareholder(s) holding 3% or more of the
shares of the Company carrying the right to vote thereat
		Shareholder	Against	For

HONG KONG & CHINA GAS LTD
Security	Y33370100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-May-2010
ISIN	HK0003000038	Agenda		702391347 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN2 0100423298.pdf	Non-Voting
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	Receive the statement of accounts for the FYE 31 DEC 2009 and the reports of the Directors and Auditors thereon	Management	For	For
2	Declare a final dividend	Management	For	For
3.I	Re-elect Mr. Leung Hay Man as a Director	Management	For	For
3.II	Re-elect Mr. Lee Ka Kit as a Director	Management	For	For
3.III	Re-elect Mr. James Kwan Yuk Choi as a Director	Management	For	For
3.IV	Re-elect Professor Poon Chung Kwong as a Director	Management	For	For
4	Re-appoint PricewaterhouseCoopers as the Auditors and authorize the Directors to fix their remuneration	Management	For	For
5	Approve each Director's fee, the additional fee for the Chairman and the fee for each member of the Audit Committee	Management	For	For
6.I	Approve the issue of Bonus Shares	Management	For	For
6.II	Approve to renew the general mandate to the Directors for repurchase of Shares	Management	For	For
6.III	Approve to renew the general mandate to the Directors for the issue of additional Shares	Management	For	For
6.IV	Authorize the Board of Directors to allot, issue or otherwise deal with additional Shares equal to the number of Shares repurchased under Resolution 6(II)	Management	For	For

LONKING HOLDINGS LTD
Security	G5636C107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-May-2010
ISIN	KYG5636C1078	Agenda		702391525 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Receive the audited consolidated financial statements and the reports of the Directors of the Company the Directors and the Auditors of the Company (the Auditors for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend of HKD 0.07 per share for the YE 31 DEC 2009 as recommended by the Board of Directors	Management	For	For
3.i	Re-elect Mr. Li San Yim as an Executive Director	Management	For	For
3.ii	Re-elect Mr. Qiu Debo as an Executive Director	Management	For	For
3.iii	Re-elect Mr. Luo Jianru as an Executive Director	Management	For	For
3.iv	Re-elect Dr. Mou Yan Qun as an Executive Director	Management	For	For
3.v	Re-elect Mr. Chen Chao as an Executive Director	Management	For	For
3.vi	Re-elect Mr. Lin Zhong Ming as an Executive Director	Management	For	For
3.vii	Re-elect Ms. Ngai Ngan Ying as a Non-Executive Director	Management	For	For
3viii	Re-elect Ms. Pan Longqing as a Non-Executive Director	Management	For	For
3.ix	Re-elect Dr. Qian Shizheng as an Independent Non-Executive Director	Management	For	For
3.x	Re-elect Mr. Han Xuesong as an Independent Non-Executive Director	Management	For	For
3.xi	Authorize the Board of Directors to fix the remuneration of the Directors	Management	For	For
4.i	Appointment of Ms. Fang Deqin as an Executive Director	Management	For	For
4.ii	Authorize the Board of Directors to fix the remuneration of Ms. Fang Deqin	Management	For	For
5	Re-appointment of Messrs. Deloitte Touche Tohmatsu as an Auditor of the Company and authorize the Board of Directors to fix their remuneration	Management	For	For
6	Authorize the Directors to allot, issue and deal with new shares of the Company	Management	For	For
7	Authorize the Directors to repurchase the shares of the Company	Management	For	For
8	Authorize the Directors to allot, issue and deal with new shares under Resolution 6 by the number of shares repurchased by the Company under Resolution 7	Management	For	For
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100426/LTN2 0100426296.pdf-	Non-Voting

TECHTRONIC INDS LTD
Security	Y8563B159	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-May-2010
ISIN	HK0669013440	Agenda		702391703 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL. THANK YOU	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100426/LTN2 0100426544.pdf	Non-Voting
1	Receive the audited statement of accounts and the reports of the Directors and the Auditors of the Company for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend of HKD 4.50 cents per share for the YE 31 DEC 2009	Management	For	For
3.a	Re-elect Dr. Roy Chi Ping Chung JP as the Group Executive Director	Management	For	For
3.b	Re-elect Mr. Patrick Kin Wah Chan as the Group Executive Director	Management	For	For
3.c	Re-elect Mr. Vincent Ting Kau Cheung as the Non-Executive Director	Management	For	For
3.d	Re-elect Mr. Joel Arthur Schleicher as an Independent Non- executive Director	Management	For	For
3.e	Authorize the Directors to fix their remuneration for the YE 31 DEC 2010	Management	For	For
4	Re-appoint Deloitte Touche Tohmatsu as the Auditors of the Company and authorize the Directors to fix their remuneration	Management	For	For
5
Approve to grant a general mandate to the Directors to allot, issue and deal with additional shares not exceeding (i) in the case of an allotment and issue of shares for cash, 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of the resolution and (ii) in the case of an allotment and issue of shares for a consideration other than cash, 20% of the aggregate nominal amount of the share capital of the Company in issue at the date of the resolution  less any shares allotted and issued pursuant to (i) above
		Management	For	For
6	Approve to grant a general mandate to the Directors to repurchase shares not exceeding 10% of the share capital of the Company in issue at the date of the resolution	Management	For	For
7
Approve, conditional on the passing of Resolutions 5 and 6, to grant a general mandate to the Directors to add the shares
repurchased pursuant to Resolution No. 6 to the amount of issued share capital of the Company which may be allotted pursuant to
Resolution No. 5
		Management	For	For

SRE GROUP LTD
Security	G8403X106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-May-2010
ISIN	BMG8403X1065	Agenda		702393618 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100426/LTN2 0100426542.pdf-	Non-Voting
1	Receive the audited consolidated financial statements, the report of the Directors and the Independent Auditor's report for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend	Management	For	For
3.i	Re-elect Mr. Shi Jian as the Executive Director	Management	For	For
3.ii	Re-elect Mr. Yu Hai Sheng as the Executive Director	Management	For	For
3.iii	Re-elect Mr. Jiang Xu Dong as the Executive Director	Management	For	For
3.iv	Re-elect Mr. Yue Wai Leung, Stan as the Executive Director	Management	For	For
3v	Re-elect Mr. E Hock Yap as the Independent Non-Executive Director	Management	For	For
3vi	Re-elect Mr. Pan Long Qing as the Independent Non-Executive Director	Management	For	For
3vii	Authorize the Board of Directors to fix the Directors' remuneration	Management	For	For
4	Re-appoint the Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For
5a	Approve to grant the general mandate to the Directors to repurchase shares	Management	For	For
5b	Approve to grant the general mandate to the Directors to issue shares	Management	For	For
5c	Approve to extend the general mandate to issue shares by addition thereto the shares repurchased by the Company	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

DAH SING BANKING GROUP LTD
Security	Y1923F101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-May-2010
ISIN	HK2356013600	Agenda		702394800 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100427/LTN2 01004271093.pdf	Non-Voting
1	Adopt the reports and audited financial statements for 2009	Management	For	For
2.1	Re-elect of Mr. David Richard Hinde as a Director	Management	For	For
2.2	Re-elect of Mr. Robert Tsai-To Sze as a Director	Management	For	For
2.3	Re-elect of Mr. Lung-Man Chiu (John Chiu) as a Director	Management	For	For
2.4	Re-elect of Mr. Gary Pak-Ling Wang as a Director	Management	For	For
2.5	Re-elect of Mr. Kazutake Kobayashi as a Director	Management	For	For
3	Approve to fix the fees payable to Directors	Management	For	For
4	Appointment of PricewaterhouseCoopers as the Auditors of the Company and to authorize the Directors to fix their remuneration	Management	For	For
5	Approve a general mandate to issue shares	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

PERSEUS MINING LTD
Security	Q74174105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-May-2010
ISIN	AU000000PRU3	Agenda		702400259 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Ratify, in accordance with ASX Listing Rule 7.4 and all other purposes, the prior issue of up to 50,600,000 ordinary fully paid shares  the "Prospectus Share Issue"  to be issued prior to the date of the meeting on the terms and conditions in the explanatory memorandum and management information circular
		Management	For	For
2
Approve, for the purpose of ASX Listing Rule 7.1 and all other purposes, the offer and issue of up to 15,000,000 ordinary fully paid shares  the "Placement Share Issue"  on the terms and
conditions in the explanatory memorandum and management
information circular
		Management	For	For
CMMT
VOTING EXCLUSIONS APPLY TO THIS MEETING FOR
PROPOSALS 1 AND 2 AND VOTES CAST-BY ANY INDIVIDUAL
OR RELATED PARTY WHO BENEFIT FROM THE PASSING OF
THE-PROPOSAL/S WILL BE DISREGARDED. HENCE, IF YOU
HAVE OBTAINED BENEFIT OR DO-EXPECT TO OBTAIN
FUTURE BENEFIT YOU SHOULD NOT VOTE (OR VOTE
"ABSTAIN") FOR-THE RELEVANT PROPOSAL ITEMS.
Non-Voting

BRILLIANCE CHINA AUTOMOTIVE HOLDINGS LTD
Security	G1368B102	Meeting Type		Special General Meeting
Ticker Symbol		Meeting Date	28-May-2010
ISIN	BMG1368B1028	Agenda		702400627 - Management
Item	Proposal	Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-RESOLUTION "1" AND. THANK YOU.		Non-Voting
1
Approve the proposed revised maximum annual monetary value
of the continuing connected transactions for the two FYE's 31
DEC 2011 as specified in the paragraph headed The Revised
Caps in the Letter from the Board contained in the circular issued by the Company dated 28 APR 2010 [the Circular] [a copy of
which is marked A and produced to the meeting and signed by the
Chairman for identification purposes] be and are hereby approved
		Management	For	For

XINYI GLASS HOLDINGS LTD
Security	G9828G108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-May-2010
ISIN	KYG9828G1082	Agenda		702402734 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLIC-KING ON THE MATERIAL URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk- /20100426/LTN20100426888.pdf	Non-Voting
1	Receive the audited financial statements and report of the Directors of the Company and the Auditors of the Company for the YE 31 DEC 2009	Management	For	For
2	Approve to declare a final dividend of 15 HKD cents per Share for the YE 31 DEC 2009	Management	For	For
3.a.i	Re-elect Mr. Lee Yau Ching as an executive Director	Management	For	For
3.aii	Re-elect Mr. Li Man Yin as an executive Director	Management	For	For
3aiii	Re-elect Mr. Lam Kwong Siu, S.B.S. as an independent non- executive Director	Management	For	For
3.aiv	Re-elect Mr. Wong Ying Wai, Wilfred, S.B.S. JP as an independent non-executive Director	Management	For	For
3.a.v	Re-elect Mr. Wong Chat Chor Samuel as an independent non- executive Director	Management	For	For
3.b	Authorize the Board of Directors to determine the remuneration of the Directors	Management	For	For
4	Re-appoint the Auditors and to authorise the Board to fix their remuneration	Management	For	For
5.a	Authorize the Directors to repurchase Shares	Management	For	For
5.b	Authorize the Directors to allot and issue Shares	Management	For	For
5.c	Authorize the Directors to issue Shares by the Shares repurchased	Management	For	For
6	Approve to increase the authorize capital of the Company by HKD 1,750,000,000 by the creation of 17,500,000,000 shares of a nominal or par value of HKD 0.10 each	Management	For	For
7
Authorize the bonus issue on the basis of one new bonus share of the Company for every existing share held by shareholders of the
Company and to authorise the Directors to perform all acts and execute all documents in relation thereto
		Management	For	For

BRILLIANCE CHINA AUTOMOTIVE HOLDINGS LTD
Security	G1368B102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-May-2010
ISIN	BMG1368B1028	Agenda		702405134 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100427/LTN2 0100427511.pdf	Non-Voting
1	Receive the audited consolidated financial statements and the reports of Directors and Auditors of the Company for the YE 31 DEC 2009	Management	For	For
2.A1	Re-elect Mr. He Guohua as a Director	Management	For	For
2.A2	Re-elect Mr. Wang Shiping as a Director	Management	For	For
2.B	Authorize the Board of Directors to fix the Directors' remuneration	Management	For	For
3	Authorize the Board of Directors to appoint Auditors and to fix their remuneration	Management	For	For
4.A
Approve to grant a general and unconditional mandate to the
Directors to allot, issue and otherwise deal with new shares of the
Company not exceeding 20 % of the aggregate nominal amount of the issued share capital of the Company as at the date of passing of this resolution
		Management	For	For
4.B
Approve to grant a general and unconditional mandate to the
Directors to repurchase the Company's own shares not exceeding
10 % of the aggregate nominal amount of the issued share capital of the Company as at the date of passing of this resolution
		Management	For	For
4.C	Approve to extend the mandate granted under resolution No. 4(A) by including the number of shares repurchased by the Company pursuant to resolution No. 4(B)	Management	For	For

XINJIANG XINXIN MINING INDUSTRY CO LTD
Security	Y9723Q102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-May-2010
ISIN	CNE1000007G2	Agenda		702418701 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100408/LTN2 0100408015.pdf	Non-Voting
1	Approve the report of the Board of Directors of the Company (the "Board of Directors") for the year 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company for the year 2009	Management	For	For
3	Approve the consolidated audited financial statements of the Company for the YE 31 DEC 2009	Management	For	For
4
Approve the accumulated profit distribution plan of the Company and the relevant declaration and payment of a final dividend of
RMB 0.05 per share of the Company for the YE 31 DEC 2009 as
recommenced by the Board of Directors
		Management	For	For
5
Approve the re-appointment of PricewaterhouseCoopers as the
Company's International Auditors and PricewaterhouseCoopers
Zhong Tian CPAs Limited Company as the Company's PRC
Auditors for a term ending at the next AGM of the Company and authorize the Board of Directors to determine their remuneration
		Management	For	For
6	Approve the revised annual caps (as defined in the notice convening the AGM)	Management	For	For
7	Approve the Registered Capital Increase Agreement (as defined in the notice convening the AGM)	Management	For	For
8	Approve the change of use of the net proceeds received by the Company from the Global Offering	Management	For	For
S.9	Approve the amendments to the Articles of Association of the Company	Management	For	For

CHINA OILFIELD SVCS LTD
Security	Y15002101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-May-2010
ISIN	CNE1000002P4	Agenda		702419082 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL- LINK:http://www.hkexnews.hk/listedco/listconews/sehk/20100423/ LTN20100423865.p-df	Non-Voting
1	Receive the audited financial statements and the report of the Auditor for the YE 31 DEC 2009	Management	For	For
2	Receive the proposed profit distribution and annual dividend for the YE 31 DEC 2009	Management	For	For
3	Receive the report of the Directors of the Company for the YE 31 DEC 2009	Management	For	For
4	Receive the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
5	Approve the performance evaluation of 2008 and 2009 of the Stock Appreciation Rights Scheme of the Company	Management	For	For
6
Re-appointment of Ernst & Young Hua Ming and  Ernst & Young
as the domestic and international auditors of the Company  for the year 2010 and to authorize the Board of Directors to fix the remuneration thereof
		Management	For	For
7	Re-election Mr. Wu Mengei as a Non-Executive Director of the Company with immediate effect	Management	For	For
8	Election of Mr, Fong Wo, Felix as an independent Non-Executive Director of the Company with immediate effect	Management	For	For
9	Election of Mr. Chen Quansheng as an independent Non- Executive Director of the Company with immediate effect	Management	For	For
10	Election of Ms. An Xuefen as a Supervisor of the Company with immediate effect	Management	For	For
S.11
Authorize the Directors of the Company, subject to this resolution and subject to all applicable laws, rules and regulations and/or requirements of the governmental or regulatory body of securities in the People's Republic of China  the PRC , The Stock Exchange
of Hong Kong Limited  the Stock Exchange or of any other
governmental or regulatory body, to exercise, whether by a single exercise or otherwise, all the powers of the Company to allot, issue and deal with the overseas listed foreign shares  H Shares during the relevant period  as specified in this resolution ; the aggregate nominal amount of the H Shares which are authorized to be allotted by the directors of the Company pursuant to the approve this resolution shall not exceed 20% of the aggregate nominal amount of the H Shares of the Company CONT
		Management	For	For
CONT
CONT in issued as at the date of passing this resolution, and the said-approval shall be limited accordingly; and the authority granted this-resolution shall be conditional upon the approvals of any regulatory-authorities as required by the laws, rules and regulations of the PRC being-obtained by the Company;  Authority expires the earlier of this resolution-until the conclusion of the next
AGM of the Company within which the next AGM-of the Company
is required by law or the Company's Articles of Association to-be
held ; subject to the approval of all relevant governmental
authorities in-the PRC for the issue and allotment of and dealing in such H Shares being-granted, authorize the Directors of the
Company to make such corresponding-amendments to the
Articles of Association  the Articles  of the Company as-CONT
Non-Voting
CONT
CONT it thinks fit so as to change the registered capital of the
Company and-to reflect the new capital structure of the Company upon the exercise of the-authority to allot, issue and deal in H
Shares as conferred this resolution;-and file the amended Articles with the relevant governmental authorities of-the PRC of the
Company
Non-Voting

GUANGZHOU R F PPTYS CO LTD
Security	Y2933F115	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-May-2010
ISIN	CNE100000569	Agenda		702423106 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL THE RESOLUTIONS. THANK YOU.	Non-Voting
1	Approve the report of Board of Directors [the "Board"] for the YE 31 DEC 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
3	Approve the audited financial statements and the report of Auditors for the YE 31 DEC 2009	Management	For	For
4	Declare a final dividend for the YE 31 DEC 2009 of RMB 0.36 per share	Management	For	For
5	Re-appoint PricewaterhouseCoopers as the Auditors of the Company, and authorize the Board to fix the remuneration of the Auditors	Management	For	For
6	Authorize the Board to decide on matters relating to the payment of interim dividend for the six months ended 30 JUN 2010	Management	For	For
7.A	Re-appointment of Ms. Zhang Lin as a Company's Non-Executive Director, and authorize the Board to fix the remuneration of the Director	Management	For	For
8.A	Re-appoint Ms. Liang Yingmei as theCompany's Supervisor, and authorize the Board to fix the remuneration of the Supervisor	Management	For	For
8.B	Re-appoint Mr. Zheng Ercheng as the Company's Supervisor, and authorize the Board to fix the remuneration of the supervisor	Management	For	For
S.9.A
Approve the Company to extend guarantee up to an amount of
RMB25 billion in aggregate on behalf of the Company's
subsidiaries subject to the relevant provisions of the Articles of
Association of the Company and under: total external guarantees
[including guarantees to subsidiaries] of the Company and its subsidiaries exceed 50% of the latest audited net assets value;
		Management	For	For
S.9.B
Approve the Company to extend guarantee up to an amount of
RMB25 billion in aggregate on behalf of the Company's
subsidiaries subject to the relevant provisions of the Articles of
Association of the Company and under: total external guarantees
[including guarantees to subsidiaries] exceed 30% of the latest audited total assets value;
		Management	For	For
S.9.C
Approve the Company to extend guarantee up to an amount of
RMB25 billion in aggregate on behalf of the Company's
subsidiaries subject to the relevant provisions of the Articles of
Association of the Company and under: the gearing ratio of the subsidiary for which guarantee is to be provided is over 70%; or
		Management	For	For
S.9.D
Approve the Company to extend guarantee up to an amount of
RMB25 billion in aggregate on behalf of the Company's
subsidiaries subject to the relevant provisions of the Articles of
Association of the Company and under: the guarantee to be
provided to a subsidiary exceed 10% of the Company's latest
audited net assets value
		Management	For	For
S.10	Approve the guarantees extended in 2009 pursuant to the ordinary resolution no. 9 of 2008 AGM	Management	For	For
S.11	Approve the joint development with third party companies in the Asian Games City Project and authorized the Board to sign the related documents	Management	For	For
S.12
Approve the extension of the approval by the shareholders in the
Company's extraordinary general meeting held on 18 JUN 2007
relating to the proposed A shares issue for 12 months from date of passing of this special resolution
		Management	For	For
S.13	Authorize the Board to amend the use of proceeds from the Proposed A Share Issue	Management	For	For
S.14
Authorize the Board to issue, allot and deal in additional shares in the capital of the Company and to execute all such relevant
documents and to make the necessary amendments to the
Articles of Association as the Board thinks fit
		Management	For	For

GUANGZHOU R F PPTYS CO LTD
Security	Y2933F115	Meeting Type		Class Meeting
Ticker Symbol		Meeting Date	28-May-2010
ISIN	CNE100000569	Agenda		702423269 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-THE RESOLUTION". THANK YOU.	Non-Voting
S.1	Approve the effective period for the approval for the proposed A Share Issue be extended until the expiration of a period of 12 months from the date of passing of this resolution	Management	For	For

HUNAN NONFERROUS METALS CORPORATION LTD
Security	Y3767E109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	31-May-2010
ISIN	CNE1000003F3	Agenda		702315486 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL THE RESOLUTIONS. THANK YOU.	Non-Voting
1	Approve the report of the Board of the Company for the year 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company for the year 2009	Management	For	For
3	Approve the audited financial statements of the Company for the year 2009	Management	For	For
4	Appointment of International and Domestic Auditors of the Company and	Management	For	For
5
Authorize the Board of Directors  the Board  of the Company an
unconditional general mandate to allot, issue and deal with new
Domestic Shares  Domestic Shares  and overseas listed Foreign
Shares  H Shares : subject to Resolutions Numbered 5.3 and 5.4 and pursuant to the Company Law  the Company Law  of the
People's Republic of China  the PRC  and the Rules governing the
Listing of Securities on the Stock Exchange of Hong Kong Limited
the Listing Rules   as amended from time to time , the exercise by
the Board of all the powers of the Company granted by the
general and unconditional mandate to allot, issue and deal with shares during the relevant period  as specified  and to determine the terms and conditions for the allotment and issue of new shares including the following terms: 1) class and number of new shares to be issued; 2) price determination CONTD.
		Management	For	For
-
CONTD. method of new shares and/or issue price  including price range ; 3)-the starting and closing dates for the issue; and 4) the making or granting-of offers, agreements and options which might require the exercise of such-powers; the approval in resolution numbered 5.1 shall authorize the Board-during the relevant period to make or grant offers, agreements and options-which would or might require the exercise of such powers after the end of the-
relevant period; the aggregate nominal amount of new domestic shares and new-H shares allotted, issued and dealt with or agreed conditionally or-unconditionally to be allotted, issued and dealt with  whether pursuant to an-option or otherwise  by the Board pursuant to the approval in Resolution-Numbered 5.1, other than pursuant to issue of shares by conversion of the-surplus reserve into CONTD.
Non-Voting
-
CONTD. share capital in accordance with the Company Law of
the PRC and the-Articles of Association of the Company, shall not exceed 20% of each class of-the existing domestic shares and H shares; in exercising the powers granted-under resolution
numbered 5.1, the Board must 1) comply with the Company Law-
of the PRC and other applicable laws and regulations  as
amended from time to-time ; and 2) obtain approval from the
China Securities Regulatory Commission-and other relevant PRC government departments  Authority expires the earlier-of the conclusion of the next general meeting of the Company or 12
months-;CONTD.
Non-Voting
-
CONTD. authorize the Board, subject to the approval of the
relevant-authorities of the PRC and in accordance with the
Company Law of the PRC, to-increase the registered share capital of the Company to the required amount-upon the exercise of the powers pursuant to resolution numbered 5.1 above; to-sign the necessary documents, complete the necessary formalities and
take-other necessary steps to complete the allotment and issue and listing of new-shares, provided the same do not violate the relevant laws, administrative-regulations, listing rules of the relevant Stock Exchange and the Articles of-Association; subject to the approval of the relevant PRC authorities, to make-
appropriate and necessary amendments to the articles of
association after-completion of the allotment and issue of new shares to reflect the-alternative in the share capital structure and registered capital of the-Company pursuant to the exercise of this mandate
Non-Voting
6	Other matters, if any	Management	For	Against

SINOPHARM GROUP CO LTD
Security	Y8008N107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	31-May-2010
ISIN	CNE100000FN7	Agenda		702373200 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the report of the Board of Directors of the Company for the YE 31 DEC 2009	Management	For	For
2.	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
3.	Approve the audited financial statements and the Auditors' report of the Company as at and for the YE 31 DEC 2009	Management	For	For
4.	Approve the proposed profit distribution plan and the payment of final dividend of the Company for the YE 31 DEC 2009	Management	For	For
5.
Re-appoint PricewaterhouseCoopers Zhong Tian Certified Public
Accountant Co., Ltd. as the PRC Auditors of the Company to hold office until the conclusion of the next AGM, and authorize the
Board to fix its remuneration
		Management	For	For
6.
Re-appoint PricewaterhouseCoopers Certified Public
Accountants, Hong Kong as the International Auditors of the
Company to hold office until the conclusion of the next AGM, and authorize the Board to fix its remuneration
		Management	For	For
7.	Approve and ratify the remuneration of the Directors for the YE 31 DEC 2009 and authorize the Board to determine the remuneration of the Directors for the 2 years ending 31 DEC 2010 and 31 DEC 2011	Management	For	For
8.	Appoint Mr. Chen Qiyu as a non-executive Director for a term of 3 years starting from the date of the AGM and to authorize the Board to enter into a service contract with him	Management	For	For
9.	Appoint Mr. Qian Shunjiang as the Supervisor of the Company for a term of 3 years starting from the date of the AGM and to authorize the Board to enter into a service contract with him	Management	For	For
10.
Approve the transactions under the Master Pharmaceutical
Products, Healthcare Products and Medical Supplies Procurement
Agreement with the controlling shareholder and their proposed annual caps for each of the 2 years ending 31 DEC 2010 and 31
DEC 2011, as specified
		Management	For	For
11.	Approve the acquisition of equity interest in Xinjiang Company under the Xinjiang Company Agreement, as specified	Management	For	For
12.	Approve the acquisition of equity interest in Hubei Yibao under the Hubei Yibao Agreement, as specified	Management	For	For
13.	Approve the acquisition of Transferred Business of Industry Company under the Industry Company Agreement, as specified	Management	For	For
14.	Approve the acquisition of Transferred Business of Trading Company under the Trading Company Agreement, as specified	Management	For	For
15.
Authorize the Board: a) acquisition and disposal of the assets of the Company with an aggregate total value of not more than 30%
of the latest audited total assets of the Company over a period of
12 months; b) guarantees in favor of third parties with an
aggregate total value of not more than 30% of the latest audited total assets of the Company over a period of 12 months; if the above delegations are not consistent with, collide or conflict with the requirements under the Listing Rules or other requirements of the Stock Exchange, the requirements under the Listing Rules or other requirements of the Stock Exchange should be followed
		Management	For	For
S.16
Amend the Articles of Association, details of which are set out in the Circular and authorize any Director or Joint Company
Secretary of the Company to do all such acts as he deems fit to effect the amendments and to make relevant registrations and filings in accordance with the relevant requirements of the
applicable laws and regulations in the PRC and Hong Kong and the Listing Rules, the Articles of Association are written in Chinese and there is no official English translation in respect thereof.
Accordingly, the English translation is for reference only. In case of any discrepancy between the Chinese and English versions, the Chinese version shall prevail
		Management	For	For
S.17
Authorize the Board to separately or concurrently allot, issue and/or deal with Domestic Shares and/or H Shares, and to make or grant offers, agreements and options in respect thereof: i) such mandate shall not extend beyond the Relevant Period save that the Board may during the Relevant Period make or grant offers, agreements or options which might require the exercise of such powers after the end of the Relevant Period; ii) the aggregate nominal amount of Domestic Shares and/or H Shares to be
allotted, issued and/or dealt with or agreed conditionally or unconditionally to be issued, allotted and/or dealt with [whether pursuant to an option or otherwise] by the Board shall not exceed
20% of the aggregate nominal amount of each of the existing
issued Domestic Shares and/or H Shares as at the date on which this resolution is passed; and iii) the Board will only exercise its power under such mandate in accordance with the Company Law
of the PRC and the Listing Rules [as amended from time to time]
and the requirements of the relevant PRC regulatory authorities;
[Authority expires at the earlier of the conclusion of the next AGM of the Company following the passing of this resolution; the expiration of the 12-month period following the passing of this resolution; or the date on which the authority granted to the Board set out in this resolution is revoked or varied by a special resolution of the Shareholders in a general meeting]; and
contingent on the Board resolving to issue shares pursuant to this resolution, to approve, execute and do or procure to be executed and done, all such documents, deeds and things as it may
consider relevant in connection with the issue of such new shares including, but not limited to, determining the time and place of issue, making all necessary applications to the relevant authorities and entering into an underwriting agreement [or any other
agreement], to determine the use of proceeds and to make all necessary filings and registrations with the relevant PRC, Hong
Kong and other authorities, and to make such amendments to the
Articles of Association as it thinks fit so as to reflect the increase in the registered capital of the Company and to reflect the new share capital structure of the Company under the intended allotment and issue of the shares of the Company pursuant to this resolution
		Management	For	For
S.18
Authorize the Board to exercise all the powers of the Company to repurchase the H Shares in issue of the Company on the Stock
Exchange during the Relevant Period [as specified the Resolution
17 above], subject to and in accordance with all applicable laws, rules and regulations and/or requirements of the PRC, the Stock
Exchange or any other governmental or regulatory bodies; the aggregate nominal value of H Shares authorized to be
repurchased subject to the approve during the Relevant Period shall not exceed 10% of the aggregate nominal value of the
existing issued H Shares as at the date on which this resolution is passed; the approve shall be conditional upon: the passing of a special resolution with the same terms as this resolution [except for this sub-paragraph] at each of the H Shareholders' Class
		Management	For	For

Meeting and the Domestic Shareholders' Class Meeting to be
convened separately for such purpose; the approvals of SAFE
and/or any other regulatory authorities [if applicable] as required by laws, rules and regulations of the PRC being obtained by the
Company; and the Company not being required by any of its
creditors to repay or to provide guarantee in respect of any amount due to any of them [or if the Company is so required by any of its creditors, the Company having, in its absolute discretion, repaid or provided guarantee in respect of such amount] pursuant to the notification procedure under Article 28 of the Articles of
Association; subject to the approval of all relevant PRC regulatory authorities for the repurchase of such H Shares being granted, to:
make such amendments to the Articles of Association as it thinks fit so as to reduce the registered share capital of the Company and to reflect the new capital structure of the Company upon the repurchase of H Shares of the Company as contemplated in
paragraph above; and file the amended Articles of Association of the Company with the relevant governmental authorities of the
PRC and Hong Kong

19
Approve proposals [if any] put forward at such meeting pursuant to the Articles of Association and the Listing Rules by any
shareholders of the Company individually or collectively holding
3% or more of the Company's shares carrying the right to vote at such meeting
		Management	For	Against

INDOPHIL RESOURCES NL
Security	Q4893E103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	31-May-2010
ISIN	AU000000IRN3	Agenda		702386245 - Management
Item	Proposal	Type	Vote	For/Against Management
-	To receive and consider the financial report, Directors' report, Director's-declaration and Auditor's report for the YE 31 DEC 2009	Non-Voting
1	Adopt the remuneration report included in the Director's report of the Company, for the purpose of Section 250R(2) of the Corporations Act, for the FYE 31 DEC 2009	Management	For	For
2	Re-elect Mr Tony Robbins as a Director, who retires in accordance with the Rule 9.1 of the Company's Constitution	Management	For	For

SINOPHARM GROUP CO LTD
Security	Y8008N107	Meeting Type		Class Meeting
Ticker Symbol		Meeting Date	31-May-2010
ISIN	CNE100000FN7	Agenda		702387603 - Management
Item	Proposal	Type	Vote	For/Against Management
S.1
Authorize the Board, subject to paragraphs below, to exercise all the powers of the Company to repurchase the H Shares in issue of the Company on the Stock Exchange during the Relevant
Period  as defined in Paragraph 17(b) of the notice of the AGM , subject to and in accordance with all applicable laws, rules and regulations and/ or requirements of the PRC, the Stock Exchange or any other governmental or regulatory bodies; (b) the aggregate nominal value of H Shares authorized to be repurchased subject to the approval in paragraph (a) above during the Relevant Period shall not exceed 10% of the aggregate nominal value of the
existing issued H Shares as at the date on which this resolution is passed; (c) the approval in Paragraph (a) above shall be
conditional upon: (i) the passing of a special resolution CONTD.
		Management	For	For
CONT
CONTD. with the same terms as this resolution (except for this sub-paragraph-(c)(i)) at each of the AGM and the Domestic
Shareholders' Class Meeting to be-convened separately for such purpose; (ii) the approvals of SAFE and/or any-other regulatory authorities (if applicable) as required by laws, rules and-
regulations of the PRC being obtained by the Company; and iii)
the Company-not being required by any of its creditors to repay or to provide guarantee-in respect of any amount due to any of them
(or if the Company is so required-by any of its creditors, the
Company having, in its absolute discretion,-repaid or provided guarantee in respect of such amount) pursuant to the-notification procedure under Article 28 of the Articles of Association; d)-
subject to the approval of all relevant PRC regulatory authorities for the-CONTD.
Non-Voting
CONT
CONTD. repurchase of such H Shares being granted, to: (i) make such-amendments to the Articles of Association as it thinks fit so as to reduce-the registered share capital of the Company and to reflect the new capital-structure of the Company upon the
repurchase of H Shares of the Company as-contemplated in
paragraph (a) above; and (ii) file the amended Articles of-
Association of the Company with the relevant governmental
authorities of the-PRC and Hong Kong
Non-Voting

SHIMAO PROPERTY HOLDINGS LIMITED
Security	G81043104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	31-May-2010
ISIN	KYG810431042	Agenda		702395028 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-FOR ALL RESOLUTIONS. THANKS YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100427/LTN2 0100427355.pdf	Non-Voting
1	Receive and adopt the audited consolidated financial statements together with the reports of the Directors and the Auditor of the Company for the YE 31 DEC 2009	Management	For	For
2	Declare the final dividend for the YE 31 DEC 2009	Management	For	For
3.I	Re-elect Mr. Liu Sai Fei as an Executive Director of the Company	Management	For	For
3.II	Re-elect Mr. Hui Wing Mau as an Executive Director of the Company	Management	For	For
3.III	Re-elect Mr. Ip Wai Shing, Andy as an Executive Director of the Company	Management	For	For
3.IV	Re-elect Mr. Lu Hong Bing as an Independent Non-Executive Director of the Company	Management	For	For
3.V	Authorize the Board of Directors to fix the remuneration of Directors	Management	For	For
4	Re-appoint PricewaterhouseCoopers as the Auditor of the Company and authorize the Board of Directors of the Company to fix their remuneration	Management	For	For
5	Authorize the Directors of the Company to issue shares in the Company	Management	For	For
6	Authorize the Directors of the Company to repurchase shares in the Company	Management	For	For
7	Approve to extend the general mandate granted to the Directors of the Company to issue shares by adding the number of shares repurchased	Management	For	For

FIRST PACIFIC CO LTD
Security	G34804107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	31-May-2010
ISIN	BMG348041077	Agenda		702395422 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY-FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN2 0100423531.pdf	Non-Voting
1	Receive and adopt the audited accounts and the reports of the Directors and Auditors for the YE 31 DEC 2009	Management	For	For
2	Declare a final cash dividend of HK 8.00 cents [US 1.03 cents) per ordinary share for the YE 31 DEC 2009	Management	For	For
3	Re-appoint Ernst & Young as the Auditors of the Company and authorize the Board of Directors of the Company to fix their remuneration	Management	For	For
4.1
Re-elect Mr. Manuel V. Pangilinan as the Managing Director and
Chief Executive Officer of the Company for a fixed term of
approximately three years, commencing on the date of the 2010
AGM and expiring at the conclusion of the AGM of the Company to be held in the third year following the year of his re-election
[being 2013] [a fixed 3-year term]
		Management	For	For
4.2	Re-elect Mr. Edward A. Tortorici as an Executive Director of the Company for a fixed 3-year term	Management	For	For
4.3	Re-elect Professor Edward K.Y. Chen as an an Independent Non- Executive Director of the Company for a fixed 3-year term	Management	For	For
4.4	Re-elect Mr. Jun Tang as an Independent Non-Executive Director of the Company for a fixed 3-year term	Management	For	For
4.5
Re-elect Sir David W.C. Tang as an Independent Non-Executive
Director of the Company for a fixed term of approximately one year, commencing on the date of the 2010 AGM and expiring at the conclusion of the AGM of the Company to be held one year following the year of his re-election [being 2011] [a fixed 1-year term]
		Management	For	For
4.6	Re-elect Mr. Tedy Djuhar as a Non-Executive Director of the Company for a fixed 1-year term	Management	For	For
4.7	Re-elect Mr. Ibrahim Risjad as a Non-Executive Director of the Company for a fixed 1-year term	Management	For	For
5.1	Authorize the Board of Directors to fix the remuneration of the Executive Directors pursuant to the Company's Bye-laws	Management	For	For
5.2	Approve to fix the remuneration of the Non-Executive Directors [including the Independent Non-Executive Directors] at the sum of USD 5,000 for each meeting attended	Management	For	For
6	Authorize the Board of Directors of the Company to appoint Additional Directors as an addition to the Board	Management	For	For
7	Approve to grant a general mandate to the Directors to allot, issue and deal with additional shares in the Company not exceeding 20% of the Company's issued share capital	Management	For	For
8	Approve to grant a general mandate to the Directors to exercise all the powers of the Company to repurchase shares in the Company not exceeding 10% of the Company's issued share capital	Management	For	For
9
Approve to approve the addition of the aggregate nominal amount of shares repurchased pursuant to Resolution 8 above to the
aggregate nominal amount of share capital which may be allotted pursuant to Resolution 7 above
		Management	For	For
10	Transact any other ordinary business of the Company	Non-Voting

SJM HOLDINGS LTD
Security	Y8076V106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	31-May-2010
ISIN	HK0880043028	Agenda		702401807 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100427/LTN2 0100427860.pdf	Non-Voting
1	Receive and adopt the audited financial statements and the reports of the Directors and the Auditors of the Company and its subsidiaries for the YE 31 DEC 2009	Management	For	For
2	Declare the final dividend of HK 9 cents per share for the YE 31 DEC 2009 to the shareholders of the Company	Management	For	For
3.1	Re-elect Mr.Ng Chi Sing as an Executive Director	Management	For	For
3.2	Re-elect Mr. Shum Hong Kuen, David as an Executive Director	Management	For	For
3.3	Re-elect Mr. Chau Tak Hay as an Independent Non-Executive Director	Management	For	For
3.4	Re-elect Mr. Lan Hong Tsung, David as an Independent Non- Executive Director	Management	For	For
4	Authorize the Board of Directors of the Company to fix the remuneration for each of the Directors of the Company	Management	For	For
5
Re-appoint Messrs. Deloitte Touche Tohmatsu, Certified Public
Accountants, and H.C. Watt & Company Limited as the joint
Auditors of the Company and authorize the Board of Directors of the Company to fix their remuneration
		Management	For	For
6	Authorize the Directors of the Company to purchase the shares of the Company in the manner as described in the circular of the Company dated 27 APR 2010	Management	For	For

CHINA TAIPING INSURANCE HOLDINGS CO LTD
Security	Y1456Z151	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	31-May-2010
ISIN	HK0000055878	Agenda		702402481 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100427/LTN2 0100427377.pdf	Non-Voting
1	Receive and approve the audited financial statements, the report of the Directors and the Independent Auditor's report for the YE 31 DEC 2009	Management	For	For
2.a	Re-elect Mr. Lin Fan as a Director	Management	For	For
2.b	Re-elect Mr. Song Shuguang as a Director	Management	For	For
2.c	Re-elect Mr. Peng Wei as a Director	Management	For	For
2.d	Re-elect Mr. Shen Koping Michael as a Director	Management	For	For
2.e	Re-elect Mr. Che Shujian as a Director	Management	For	For
2.f	Authorize the Board of Directors to fix the Directors' fees	Management	For	For
3	Re-appoint Deloitte Touche Tohmatsu as the Auditor and authorize the Board of Directors to fix their Remuneration	Management	For	For
4	Authorize the Directors to issue shares of the Company	Management	For	For
5	Authorize the Directors to repurchase shares of the Company	Management	For	For
6	Approve to extend the general mandate to issue shares by addition thereto the shares repurchased by the Company	Management	For	For

GLOBAL BIO-CHEM TECHNOLOGY GROUP CO LTD
Security	G3919S105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	31-May-2010
ISIN	KYG3919S1057	Agenda		702405336 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100427/LTN2 01004271151.pdf	Non-Voting
1	Receive the audited consolidated financial statements and the reports of the Directors and Auditors of the Company for the YE 31 DEC 2009	Management	For	For
2a	Re-election of Mr. Patrick E Bowe as a Director	Management	For	For
2b	Re-election of Mr. Lee Yeun Kwong as a Director	Management	For	For
2c	Re-election of Mr.Chan Man Hon. Eric as a Director	Management	For	For
2d	Authorize the Board of Directors to fix the Director's remuneration	Management	For	For
3	Re-appointment of the Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For
4	Authorize the Directors to allot, issue of otherwise deal with the Company's shares	Management	For	For
5	Authorize the Directors to purchase the Company's shares	Management	For	For
6	Approve to add the nominal amount of shares repurchased by the Company to mandate granted to the Directors under resolution no.4	Management	For	For
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting

QINGLING MTRS LTD
Security	Y71713104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	01-Jun-2010
ISIN	CNE1000003Y4	Agenda		702356836 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the report of the Board of Directors of the Company (the "Board") for the year of 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company for the year of 2009	Management	For	For
3	Approve the audited financial statements and the Independent Auditor's report of the Company for the year of 2009	Management	For	For
4	Approve the proposal for appropriation of profit of the Company for the year of 2009	Management	For	For
5
Re-appoint Deloitte Touche Tohmatsu CPA Ltd and Deloitte
Touche Tohmatsu as the Company's PRC and International
Auditors respectively for the year of 2010 and authorize the Board to determine their remunerations
		Management	For	For

CHINA NATL MATLS CO LTD
Security	Y15048104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	01-Jun-2010
ISIN	CNE100000874	Agenda		702372563 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTION NUMERS. THANK YOU.	Non-Voting
1	Approve the report of the Board of Directors of the Company for the YE 31 DEC 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
3	Approve the audited financial statements of the Company for the YE 31 DEC 2009	Management	For	For
4
Approve the profit distribution proposal of the Company, namely, the proposal for distribution of a final dividend of RMB 0.025 per share  tax inclusive in an aggregate amount of RMB 89,286,600 for the YE 31 DEC 2009, and to authorize the Chairman of the
Board of Directors of the Company to implement the aforesaid distribution
		Management	For	For
S.5
Amend the Articles of Association of the Company (the "Articles of
Association") and authorize any Executive Director of the
Company to sign or execute such other documents on behalf of the Company and to do all such things and take all such actions as he may consider necessary or desirable for the purpose of the proposed amendments to the Articles of Association as he may consider necessary, desirable or expedient; and amend, the
existing Article 60 Paragraph 2, the existing Article 119 Paragraph
1, the existing Article 120 Paragraph 1, the existing Article 148
Paragraph 2, the existing Article 165 (2), the existing Article 166
Paragraph 2, the existing Article 168 and the existing Article 170
Paragraph 2
		Management	For	For
S.6
Approve a general mandate to the Board of Directors of the
Company to issue, allot and deal with additional Unlisted Shares not exceeding 20% of the Unlisted Shares in issue; and additional
H Shares not exceeding 20% of the H Shares in issue, and to
authorize the Board of Directors to make such corresponding
amendments to the Articles of Association as it think fit so as to reflect the new capital structure upon the allotment and issue of the shares: subject to this resolution and in accordance with the relevant requirements of the Rules Governing the Listing of
Securities  the 'Hong Kong Listing Rules'  on The Stock Exchange
of Hong Kong Limited  the 'Hong Kong Stock Exchange' , the
Articles of Association and the applicable laws and regulations of the PRC, to allot, issue and deal with, either separately or
CONTD.
		Management	For	For
CONT
CONTD. concurrently, additional Unlisted Shares and H Shares of the Company-and to make or grant offers, agreements, options and rights of exchange or-conversion of shares which might
require the exercise of such powers; and to-make or grant offers, agreements, options and rights of exchange or-conversion of
shares which might require the exercise of such powers after-the end of the Relevant Period; each of the aggregate nominal
Non-Voting

amounts of-Unlisted Shares and H Shares allotted, issued and dealt with or agreed-conditionally or unconditionally to be allotted, issued and dealt with-whether pursuant to an option or otherwise by the Board of Directors-pursuant shall not exceed 20% of each of the aggregate nominal amounts of-Unlisted Shares and H
Shares of the Company, respectively, in issue at the-date of passing this resolution, CONTD.

CONT
CONTD. otherwise than pursuant to a rights issue; or any scrip dividend or-similar arrangement providing for allotment of shares in lieu of the whole or-part of a dividend on shares of the
Company, in accordance with the relevant-requirements of the
Hong Kong Listing Rules, the Articles of Association and-the
applicable laws and regulations of the PRC;  Authority expires the-
earlier of the conclusion of the next AGM of the Company or the expiration of-the period within which the next AGM is to be held by law ; and the Board of-Directors to make corresponding
amendments to the Articles of Association as-it thinks fit so as to reflect the new capital structure upon the allotment-or issue of shares as provided in this resolution
Non-Voting

WEIQIAO TEXTILE CO LTD
Security	Y95343102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	01-Jun-2010
ISIN	CNE1000004M7	Agenda		702389520 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve the consolidated audited financial statements of the
Company, the report of the Board of Directors of the Company, the report of the Supervisory Committee of the Company, the
report of the final accounts of the Company and the report of the
International Auditors, for the YE 31 DEC 2009
		Management	For	For
2	Approve the profit distribution proposal of the Company and the relevant declaration and payment of a final dividend for the YE 31 DEC 2009	Management	For	For
3	Approve the annual remuneration proposal for the Company's Directors and Supervisors for the YE 31 DEC 2010	Management	For	For
4
Re-appoint Ernst & Young Hua Ming as the Company's Domestic
Auditors for the YE 31 DEC 2010 and Ernst & Young as the
Company's International Auditors for the YE 31 DEC 2010 and
authorize the Board of Directors of the Company to determine their remuneration
		Management	For	For
5
Appointment of Mr. Zhang Jinglei as an Executive Director of the
Company with a term commencing from the date for convening
the AGM for 2009 to the date for convening the AGM for the year ending 31 DEC 2012
		Management	For	For
6	Transact such other business	Management	For	Against
S.7
Authorize the Board of Directors of the Company, to allot, issue and deal with additional shares in the capital of the Company, whether Domestic Shares or H Shares, separately or at the same time, or make or grant offers, agreements or options, subject to the following conditions: (a) such mandate shall not extend
beyond the Relevant Period save that the Board of Directors of the Company may during the Relevant Period make or grant
offers, agreements or options which might require the exercise of such powers after the end of the Relevant Period; (b) the
aggregate nominal amount of shares, whether Domestic Shares
or H Shares, allotted, issued and dealt with or agreed conditionally or unconditionally to be allotted, issued and dealt with by the
Board of Directors of the Company pursuant to such mandate,
shall not exceed: CONTD.
		Management	For	For
CONT
CONTD. i) in the case of Domestic Shares, 20% of the aggregate nominal amount-of Domestic Shares of the Company in issue; and
(ii) in the case of H Shares,-20% of the aggregate nominal amount of H Shares of the Company in issue, in-each case as of the date of this resolution; and (c) the Board of Directors-of the Company shall only exercise its power under such mandate in accordance-
with the Company Law of the PRC and The Rules Governing the
Listing of-Securities on The Stock Exchange of Hong Kong
Limited (as the same may be-amended from time to time) and
only if all necessary approvals (if required)-from the China
Securities Regulatory Commission and/or other relevant PRC-
governmental authorities are obtained; and contingent on the
Board of-Directors of the Company resolving to CONTD.
Non-Voting
CONT
CONTD. issue shares pursuant to sub-Paragraph (1) of this
resolution, to: (a)-approve, execute and do or procure to be executed and done, all such-documents, deeds and things as it may consider necessary in connection with-the issue of such new shares including (without limitation): (i) determine-the class and number of shares to be issued; (ii) determine the issue price-of the new shares; (iii) determine the opening and closing dates of the new-issue; (iv) determine the use of proceeds of the new issue;
(v) determine the-class and number of new shares (if any) to be issued to the existing-shareholders; (vi) make or grant such offers, agreements and options as may-be necessary in the exercise of such powers; and (vii) in the case of an-offer or allotment of shares to the shareholders of the Company, CONTD.
Non-Voting
CONT
CONTD. exclude shareholders who are resident outside the PRC or the Hong Kong-Special Administrative Region of the PRC
("Hong Kong") on account of-prohibitions or requirements under overseas laws or regulations or for some-other reason(s) which the Board of Directors of the Company considers-necessary or expedient; (b) increase the registered capital of the Company in-
accordance with the actual increase of capital by issuing shares pursuant to-sub-Paragraph (1) of this resolution, register the increased capital with the-relevant authorities in the PRC and make such amendments to the Articles of-Association of the
Company as it thinks fit so as to reflect the increase in-the registered capital of the Company; and (c) make all necessary filings and-registrations with the PRC, Hong Kong CONTD.
Non-Voting
CONT
CONTD. and/or other relevant authorities, and take any other required actions-and complete any other procedures as required;
Authority expires the earlier-of the conclusion of the next AGM or the expiration of the 12 month period-following the passing of this
Resolution
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITION
OF TEXT IN RESOLUTION 5. I-F YOU HAVE ALREADY SENT
IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
FORM UN-LESS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

COSCO INTERNATIONAL HOLDINGS LIMITED
Security	G8114Z101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	01-Jun-2010
ISIN	BMG8114Z1014	Agenda		702393632 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100426/LTN2 0100426584.pdf	Non-Voting
1	Receive and consider the audited financial statements for the YE 31 DEC 2009 together with the Directors' report and the Independent Auditor's report thereon	Management	For	For
2	Declare the final dividend for the YE 31 DEC 2009	Management	For	For
3.a	Re-election of Mr. Zhang Fusheng as a Director of the Company	Management	For	For
3.b	Re-election of Mr. Wang Futian as a Director of the Company	Management	For	For
3.c	Re-election of Mr. Li Jianhong as a Director of the Company	Management	For	For
3.d	Re-election of Mr. Jia Lianjun as a Director of the Company	Management	For	For
3.e	Re-election of Mr. Liang Yanfeng as a Director of the Company	Management	For	For
3.f	Re-election of Mr. Wang Xiaoming as a Director of the Company	Management	For	For
3.g	Re-election of Mr. Wang Xiaodong as a Director of the Company	Management	For	For
3.h	Re-election of Mr. Meng Qinghui as a Director of the Company	Management	For	For
3.i	Re-election of Mr. Chen Xuewen as a Director of the Company	Management	For	For
3.j	Re-election of Mr. Lin Wenjin as a Director of the Company	Management	For	For
3.k	Re-election of Mr. Kwong Che Keung, Gordon as a Director of the Company	Management	For	For
3.l	Re-election of Mr. Tsui Yiu Wa, Alec as a Director of the Company	Management	For	For
3.m	Re-election of Mr. Jiang, Simon X. as a Director of the Company	Management	For	For
3.n	Authorize the Directors of the Company to fix their remuneration	Management	For	For
4	Re-appoint Auditor of the Company and to authorize the Directors of the Company to fix the remuneration of the Auditor of the Company	Management	For	For
5.A	Approve to give general mandate to the Directors of the Company to repurchase shares of the Company	Management	For	For
5.B	Approve to give general mandate to the Directors of the Company to issue shares of the Company	Management	For	For
5.C	Approve to extend general mandate to the Directors of the Company to issue shares by the additional thereto of the aggregate nominal amount of shares repurchased by the Company	Management	For	For
S.6	Amend the Bye-Laws of the Company	Management	For	For

HENDERSON INVESTMENT LTD
Security	Y31401105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	01-Jun-2010
ISIN	HK0097000571	Agenda		702403433 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100428/LTN2 0100428260.pdf	Non-Voting
1	Receive and consider the Audited Accounts and the reports of the Directors and Auditors for the eighteen months ended 31 DEC 2009	Management	For	For
2	Grant to declare a Final Dividend	Management	For	For
3.1	Re-elect Dr. Lee Shau Kee as a Director	Management	For	For
3.2	Re-elect Mr. Gordon Kwong Che Keung as a Director	Management	For	For
3.3	Re-elect Professor Ko Ping Keung as a Director	Management	For	For
4	Re-appoint of Auditors and authorize the Directors to fix their remuneration	Management	For	For
5.A	Approve to give a general mandate to the Directors to repurchase shares	Management	For	For
5.B	Approve to give a general mandate to the Directors to allot new shares	Management	For	For
5.C	Authorize the Directors to allot new shares equal to the aggregate nominal amount of share capital purchased by the Company	Management	For	For

PORTS DESIGN LTD
Security	G71848124	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	01-Jun-2010
ISIN	BMG718481242	Agenda		702404156 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the audited financial statements and the reports of the Directors of the Company and the Auditors of the Company for the YE 31 DEC 2009	Management	For	For
2	Re-appoint the Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For
3.A.1	Re-elect Mr. Han Kiat Edward Tan as a Director	Management	For	For
3.A.2	Re-elect Mr. Kai Tai Alfred Chan as a Director	Management	For	For
3.A.3	Re-elect Mr. Pierre Frank Bourque as a Director	Management	For	For
3.A.4	Re-elect Ms. Julie Ann Enfield as a Director	Management	For	For
3.A.5	Re-elect Mr. Rodney Ray Cone as a Director	Management	For	For
3.A.6	Re-elect Ms. Wei Lynn Valarie Fong as a Director	Management	For	For
3.B	Election of Mr. Peter Nikolaus Bromberger as an Independent Non-Executive Director	Management	For	For
3.C	Authorize the Board of Directors to fix their remuneration	Management	For	For
4.A	Authorize the Directors of the Company to issue and allot Shares not exceeding 20% of the issued share capital of the Company as at the date of passing this resolution	Management	For	For
4.B	Authorize the Directors of the Company to repurchase Shares not exceeding 10% of the issued share capital of the Company as at the date of passing this resolution	Management	For	For
4.C	Approve to extend the general mandate granted to the Directors of the Company for the issue of additional Shares	Management	For	For
4.D	Approve an amendment to the By-laws of the Company	Management	For	For
4.E	Approve an amendment to the Share Option Scheme adopted on 14 NOV 2003	Management	For	For
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100428/LTN2 01004281097.pdf	Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting

HKC (HOLDINGS) LTD
Security	G4516H120	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	01-Jun-2010
ISIN	BMG4516H1209	Agenda		702410894 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-FOR ALL RESOLUTIONS. THANKS YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100430/LTN2 0100430433.pdf	Non-Voting
1	Receive and adopt the audited consolidated financial statements and the reports of the Directors and Auditor for the YE 31 DEC 2009	Management	For	For
2.I	Re-elect Mr. Oei Kang, Eric as a Director	Management	For	For
2.II	Re-elect Mr. Tang Sau Wai, Tom as a Director	Management	For	For
2.III	Re-elect Ms. Yen Teresa as a Director	Management	For	For
2.IV	Re-elect Mr. Wan Ming Sun as a Director	Management	For	For
2.V	Re-elect Mr. Wan Man Yee as a Director	Management	For	For
2.VI	Re-elect Mr. Fan Yan Hok, Philip as a Director	Management	For	For
3	Authorize the Board of Directors to fix the remuneration of the Directors	Management	For	For
4	Re-appoint PricewaterhouseCoopers as the Auditor of the Company and authorize the Directors to fix their remuneration	Management	For	For
5
Authorize the Directors of the Company to allot, issue and deal with additional shares in the Company, not exceeding 20% of the issued share capital of the Company as at the date of the
resolution (the "Issue Mandate")
		Management	For	For
6	Authorize the Directors of the Company to repurchase shares in the Company, not exceeding 10% of the issued share capital of the Company as at the date of the resolution (the "Repurchase Mandate")	Management	For	For
7
Approve, conditional on the passing of the resolutions to grant the
Issue Mandate and the Repurchase Mandate, to extend the
authority to allot, issue and deal with shares under the Issue
Mandate by an additional number representing such number of
shares repurchased by the Company under the Repurchase
Mandate
		Management	For	For
8	Approve the Bonus Warrant Issue	Management	For	For
9	Approve the Bonus Share Issue	Management	For	For
10	Approve the distribution, conditional on the passing of Resolution 11	Management	For	For
S.11	Approve the Share Premium Reduction	Management	For	For

JAMES HARDIE INDS SE
Security	N4723D104	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	02-Jun-2010
ISIN	AU000000JHX1	Agenda		702426621 - Management
Item	Proposal	Type	Vote	For/Against Management
S.1
Approve in relation to stage 2 of this resolution  a  the Company implement stage 2 of this resolution described in the Explanatory
Memorandum as a result of which the Company will transfer its corporate domicile from the Netherlands to Ireland;  b  adopt the
Company Memorandum and Articles of Association of Irish SE
referred to in the Explanatory Memorandum  and included as an exhibit tot eh registration statements of which the Explanatory
Memorandum forms a part  and which are tabled at the meeting and initialed by the Chairman for the purposes of identification subject to the condition precedent of registration with the
Companies Registration Office in Ireland;  c  authorize the Director of the Company or any partner of the Company's Dutch legal
advisor from time to time CONT
		Management	For	For
CONT
CONT to apply for the required ministerial declaration of no-
objection of the-Dutch Ministry of Justice in connection with the amendments made to the-Articles of Association as required
under Dutch Law;  d  authorize the-Director of the Company or any partner of the Company's Irish legal advisor,-Arthur Cox, to set off the amount at the expense of share premium and-retained earnings; ratify and approve the execution of any deed,
agre-ement or other document contemplated by stage 2 of the
proposal as        desc-ribed in the Explanatory Memorandum or
which is necessary or desirable to give-effect to stage 2 of the
proposal on behalf of the Company or any        rele-vant group
Company; CONT
Non-Voting
CONT
CONT  g  appointment of any Managing Director in accordance
with the-Company's Articles of Association in all matters concern the Company or-another group Company, and notwithstanding
that the Director may at the same-time also be a Director of any other group Company; and  h  ratify and-approve the actions of one or more Directors relating to stage 2 proposal up-to the date of this meeting
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN BLOCKING STATUS AND INSER-TION OF ADDITIONAL
COMMENT. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
PLEASE DO-NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIO-NS.
THANK YOU.
Non-Voting
PLEASE BE ADVISED THAT YOUR SHARES MAY BE BLOCKED FOR THIS MEETING. PLEASE CO-NTACT YOU CLIENT SERVICE REPRESENTATIVE FOR MORE DETAILS.		Non-Voting

HARBIN PWR EQUIP LTD
Security	Y30683109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	03-Jun-2010
ISIN	CNE1000003C0	Agenda		702354654 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Receive the report of the Directors of the Company for the YE 31 DEC 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
3	Approve the audited accounts and the Auditor's report of the Company for the period from 01 JAN 2009 to 31 DEC 2009	Management	For	For
4	Declare the 2009 dividend of RMB 0.068 per share	Management	For	For
5
Authorize the Board of Directors of the Company to appoint any person to fill in a casual vacancy in the Board of Directors or as an additional Director, his term of office expire at the next general meeting of the Company
		Management	For	For
6	Authorize the Board of Directors of the Company to determine the appointment of the Auditors and authorize the Board of Directors of the Company to fix their remuneration	Management	For	For

ZHAOJIN MINING INDUSTRY COMPANY LTD, BEIJING
Security	Y988A6104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	03-Jun-2010
ISIN	CNE1000004R6	Agenda		702387160 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTION NUMERS. THANK YOU.	Non-Voting
I	Approve the report of the Board of Directors ("Board") of the Company for the YE 31 DEC 2009	Management	For	For
II	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
III	Approve the audited financial report of the Company for the YE 31 DEC 2009	Management	For	For
IV	Approve the proposal for the declaration and payment of final dividends for the YE 31 DEC 2009	Management	For	For
V
Re-appoint Ernst & Young and Shulun Pan Certified Public
Accountants Co, Ltd as the International and PRC Auditors of the
Company for the YE 31 DEC 2010, respectively, and authorize the
Board to determine their respective remuneration
		Management	For	For
S.1
Authorize the Board of Directors of the Company (the "Board") to
issue, allot and deal with additional H Shares in the share capital of the Company and to make or grant offers, agreements and
options in respect thereof, subject to the following terms: (i) such mandate shall not extend beyond the Relevant Period save that the Board may during the Relevant Period make or grant offers, agreements or options which might require the exercise of such powers after the end of the Relevant Period; (ii) the number of H shares allotted or agreed conditionally or unconditionally to be allotted (whether pursuant to an option or otherwise) by the Board shall not exceed 20% of the existing issued H Shares as at the date of passing this resolution, being 87,434,600 H Shares; and
(iii) the Board will only exercise its power under CONTD.
		Management	For	For
CONT
CONTD. such mandate in accordance with the Company Law of
the PRC and the-Rules Governing the Listing of Securities on The
Stock Exchange of Hong Kong-Limited (as amended from time to time) and only if all necessary approvals-from the China Securities
Regulatory Commission and/or other relevant PRC-government
authorities are obtained;  Authority expires the earlier of the-
conclusion of the next AGM of the Company or the expiration of a
12-month-period following the passing of this resolution ; authorize the Board,-contingent on the Board's resolving to issue shares pursuant to sub-Paragraph-above of this resolution to approve, execute and do or procure to be executed-and done, all such
documents, deeds and things as it may consider relevant in-
connection with the issue of such new shares including, but not limited to,-CONTD.
Non-Voting
CONT
CONTD. determining the time and place of issue, making all
necessary-applications to the relevant authorities and entering into an underwriting-agreement (or any other agreement), to determine the use of proceeds and to-make all necessary filings and
registrations with the relevant PRC, Hong Kong-and other
authorities, and to make such amendments to the Articles of-
Association as it thinks fit so as to reflect the increase in registered-capital of the Company and to reflect the new share capital structure of the-Company under the intended allotment and issue of the shares of the Company-pursuant to the above
Paragraph of this resolution
Non-Voting
S.2
Authorize the Board to repurchase the H Shares in issue of the
Company on the Hong Kong Stock Exchange during the Relevant
Period (as specified in above Paragraph), subject to and in
accordance with all applicable laws, rules and regulations and/or requirements of the PRC, the Hong Kong Stock Exchange or any other governmental or regulatory bodies; (b) the aggregate
nominal value of H Shares of the Company authorized to be
repurchased subject to the approval in Paragraph (a) above
during the Relevant Period shall not exceed 10% of the aggregate nominal value of the H Shares in issue of the Company as at the date of the passing of this resolution. (c) the approval in
Paragraph (a) above shall be conditional upon: (i) the passing of a special resolution at the AGM of the Company to be held on 03
JUN 2010 with CONTD.
		Management	For	For
CONT
CONTD. the same terms (except for this sub-Paragraph (c)(i)) as the-resolutions passed at a H Shares Class Meeting and at a
Domestic Shares Class-Meeting to be convened separately for
such purpose; (ii) the approval of the-relevant PRC regulatory authorities as may be required by laws, rules and-regulations of the PRC being obtained by the Company; and (iii) the Company-
not being required by any of its creditors to repay or to provide guarantee-in respect of any amount due to any of them (or if the
Company is so required-by any of its creditors, the Company
having, in its absolute discretion,-repaid or provided guarantee in respect of such amount) pursuant to the-notification procedure set out in Article 4.2 of the Articles of Association-of the Company.
approval of all relevant PRC regulatory authorities for the-
repurchase CONTD.
Non-Voting
CONT
CONTD. of such H Shares being granted, to: (i) make such
amendments to the-Articles of Association of the Company
accordingly as it thinks fit so as to-reduce the registered share capital of the Company and to reflect the new-capital structure of the Company upon the repurchase of H Shares of the-Company
as contemplated in Paragraph (a) above; and (ii) file the
amended-Articles of Association of the Company with the relevant governmental-authorities of the PRC
Non-Voting

CHINA PACIFIC INSURANCE (GROUP) CO LTD
Security	Y1505R101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	03-Jun-2010
ISIN	CNE1000009Q7	Agenda		702389556 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the report of Board of Directors of the Company for the year 2009	Management	For	For
2	Approve the report of Board of Supervisors of the Company for the year 2009	Management	For	For
3	Approve the financial statements and report of the Company for the year 2009	Management	For	For
4	Approve the full text and the summary of the annual report of A shares of the Company for the year 2009	Management	For	For
5	Approve the annual report of H shares of the Company for the year 2009	Management	For	For
6	Approve the profit distribution plan of the Company for the year 2009	Management	For	For
7
Appointment of Ernst & Young Hua Ming as the domestic auditor for the year 2010 and Ernst & Young as the overseas Auditor of the Company for the years 2009 and 2010 and authorize the Audit
Committee of the Board of Directors of the Company to determine the principles of fixing the remunerations of the domestic and overseas auditors with them and authorize the management to
determine their actual remunerations based on the agreed
principles
		Management	For	For
8	Approve the remuneration management system of Directors and Supervisors	Management	For	For
9	Approve the due diligence report of the Directors for the year 2009	Management	For	For
10	Approve the report on performance of Independent Directors for the year 2009	Management	For	For
11.1	Election of Mr. GAO Guofu as a Executive Director of the Company	Management	For	For
11.2	Election of Mr. HUO Lianhong as a Executive Director of the Company	Management	For	For
11.3	Election of Mr. YANG Xianghai as a Non-executive Director of the Company	Management	For	For
11.4	Election of Mr. ZHOU Ciming as a Non-executive Director of the Company	Management	For	For
11.5	Election of Mr. YANG Xiangdong as a Non-executive Director of the Company	Management	For	For
11.6	Election of Ms. FENG Junyuan, Janine as a Non-executive Director of the Company	Management	For	For
11.7	Election of Mr. WANG Chengran as a Non-executive Director of the Company	Management	For	For
11.8	Election of Mr. WU Jumin as a Non-executive Director of the Company	Management	For	For
11.9	Election of Mr. ZHENG Anguo as a Non-executive Director of the Company	Management	For	For
11.10	Election of Ms. XU Fei as a Non-executive Director of the Company	Management	For	For
11.11	Election of Mr. XU Shanda as a Independent Non-executive Director of the Company	Management	For	For
11.12	Election of Mr. CHANG Tso Tung Stephen as a Independent Non- executive Director of the Company	Management	For	For
11.13	Election of Mr. LI Ruoshan as a Independent Non-executive Director of the Company	Management	For	For
11.14	Election of Mr. YUEN Tin Fan as a Independent Non-executive Director of the Company	Management	For	For
11.15	Election of Mr. XIAO Wei as a Independent Non-executive Director of the Company	Management	For	For
12.1	Election of Mr. ZHANG Jianwei as a non-employee representative Supervisor of the Company	Management	For	For
12.2	Election of Ms. LIN Lichun as a Non-Employee representative supervisor of the Company	Management	For	For
12.3	Election of Mr. ZHOU Zhuping as a non-employee representative Supervisor of the Company	Management	For	For
S.13
Amend the Articles 19, 20, 23, 75, 164, 243, 246 of the original the Articles of Association of the Company  the "Articles of
Association' , and authorize the Chairman of the Board of
Directors or his attorney to make further amendments which in his opinion may be necessary, desirable and expedient in accordance with the applicable laws and regulations, and as may be required by China Insurance Regulatory Commission ("CIRC") and other
relevant authorities
		Management	For	For
S.14
Approve the proposed amendments to the procedural rules for the shareholders' general meetings of the Company as set out in
Appendix VII to the circular of the Company dated 19 APR 2010, and authorize the Chairman of the Board of Directors or his
attorney to make further amendments which in his opinion may be necessary and desirable in accordance with the requirements of relevant regulatory authorities and the stock exchange at the place where the shares of the Company are listed from time to time during the process of the Company's application for the amended procedural rules for the shareholders' general meetings of the Company as appendix to the Articles of Association shall take effect after obtaining the approval from CIRC
		Management	For	For
S.15	Approve the proposed amendments to the interim management measures on connected transactions of H Shares of the Company as set out in Appendix VIII to the circular of the Company dated 19 APR 2010	Management	For	For
S.16
Authorize the Board of Directors of the Company to determine if the Company shall allot, issue and deal with domestic shares and overseas listed foreign shares ("H Shares") separately or
concurrently, according to the market conditions and the needs of the Company, provided that the respective number of shares shall not exceed 20% of the domestic shares or H Shares of the
Company in issue on the date of the passing of this Special
Resolution, however, notwithstanding the granting of the general mandate to the Board of Directors, any issue of new domestic shares would require another shareholders' approval at a
shareholders' meeting in accordance with the relevant PRC laws and regulations
		Management	For	For

GREENTOWN CHINA HOLDINGS LTD
Security	G4100M105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	03-Jun-2010
ISIN	KYG4100M1050	Agenda		702402087 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and approve the audited consolidated financial statements and the reports of the Directors of the Company and of the Auditors for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend	Management	For	For
3.a.1	Re-elect Luo Zhaoming as a Director	Management	For	For
3.a.2	Re-elect KE Huanzhang as a Director	Management	For	For
3.a.3	Re-elect Jiang Wei as a Director	Management	For	For
3.a.4	Re-elect SZE Tsai Ping, Michael as a Director	Management	For	For
3.b	Authorize the Board of Directors to determine the Directors' remuneration	Management	For	For
4	Re-appoint Deloitte Touche Tohmatsu as the Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For
5	Authorize the Directors to purchase shares not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing of this resolution	Management	For	For
6	Authorize the Directors to issue, allot and deal with shares not exceeding 20% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing of this resolution	Management	For	For
7
Approve to extend the general mandate granted to the Directors by Resolution 6 to issue shares by adding the nominal amount of shares repurchased pursuant to the general mandate granted by
Resolution 5
		Management	For	For
8	Amend the Articles of Association of the Company as set out in Resolution No. 8 in the notice of the AGM	Management	For	For
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL THE RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100428/LTN2 01004281376.pdf	Non-Voting

AJISEN (CHINA) HOLDINGS LTD
Security	G0192S109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	03-Jun-2010
ISIN	KYG0192S1093	Agenda		702404954 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Receive and adopt the audited consolidated financial statements of the Company and the reports of the Directors and Auditors for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend and a special dividend for the YE 31 DEC 2009	Management	For	For
3.a.1	Re-election of Mr. Yin Yibing as a Director of the Company	Management	For	For
3.a.2	Re-election of Mr. Wong Hin Sun, Eugene as a Director of the Company	Management	For	For
3.a.3	Re-election of Mr. Jen Shek Voon as a Director of the Company	Management	For	For
3.b	Authorize the Board of Directors to fix the remuneration of the Directors	Management	For	For
4	Re-appointment of Deloitte Touche Tohmatsu as Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For
5.a	Approve to give a general mandate to the Directors to allot, issue and deal with additional shares not exceeding 20% of the issued share capital of the Company	Management	For	For
5.b	Approve to give a general mandate to the Directors to repurchase shares not exceeding 10% of the issued share capital of the Company	Management	For	For
5.c
Approve to extend the authority given to the Directors pursuant to ordinary resolution no. 5(A) to issue shares by adding to the issued share capital of the Company the number of shares
repurchased under ordinary resolution No. 5(B)
		Management	For	For
s.6
Approve the amendments to the Articles of Association of the
Company; and adopt the amended and restated memorandum
and Articles of Association of the Company,  incorporating all of the proposed amendments under this resolution as the new
memorandum and Articles of Association of the Company in
substitution for the existing memorandum and Articles of
Association of the Company
		Management	For	For
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL- LINK:http://www.hkexnews.hk/listedco/listconews/sehk/20100430/ LTN20100430485.p-df	Non-Voting

HARBIN PWR EQUIP LTD
Security	Y30683109	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	03-Jun-2010
ISIN	CNE1000003C0	Agenda		702405146 - Management
Item	Proposal	Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY-FOR RESOLUTION "1". THANK YOU.		Non-Voting
1
Approve the transactions contemplated under the financial
services framework agreement entered into between the
Company and [Harbin Electric Corporation] on 9 APR 2010 [the
Financial Services Framework Agreement, as specified] and the annual caps for each of the 3 year ending 31 DEC 2010, 2011
and 2012 in respect of the receipt of depository services by the
Company and its subsidiaries from [HE Finance Company
Limited] in accordance with the terms of the Financial Services
Framework Agreement; and authorize the Directors of the
Company  to take all actions and execute all documents which they deem necessary, desirable or appropriate in order to
implement or give effect to the Financial Services Framework
Agreement and transactions contemplated there under
		Management	For	For

CHINA ZHONGWANG HOLDINGS LTD
Security	G215AT102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	03-Jun-2010
ISIN	KYG215AT1023	Agenda		702405211 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2 0100429453.pdf	Non-Voting
1	Receive and approve the audited consolidated financial statements and the reports of the Directors and the independent Auditor for the YE 31 DEC 2009	Management	For	For
2.i	Declare a final dividend	Management	For	For
2.ii	Declare a final special dividend	Management	For	For
3.i.a	Re-elect Mr. Liu Zhongtian as an Executive Director	Management	For	For
3.i.b	Re-elect Mr. Lu Changqing as an Executive Director	Management	For	For
3.i.c	Re-elect Mr. Chen Yan as an Executive Director	Management	For	For
3.ii	Authorize the Board of Directors to fix the remuneration of the Directors	Management	For	For
4	Re-appoint Deloitte Touche Tohmatsu as the Auditor of the Company and authorize the Board to fix their remuneration	Management	For	For
5.A	Authorize the Directors to allot, issue and deal with the shares in accordance with Ordinary Resolution 5 A as specified	Management	For	For
5.B	Authorize the Directors to repurchase the shares in accordance with Ordinary Resolution 5 B as specified	Management	For	For
5.C
Approve, conditional upon passing of Ordinary Resolution 5 A and 5 B , to extend the general mandate granted to the Directors to allot, issue and deal with additional shares by the number of shares repurchased in accordance with Ordinary Resolution 5 C as specified
		Management	For	For

SEMICONDUCTOR MFG INTL CORP
Security	G8020E101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	03-Jun-2010
ISIN	KYG8020E1017	Agenda		702407683 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-FOR ALL RESOLUTIONS. THANKS YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2 01004291210.pdf	Non-Voting
1	Receive the audited financial statements and the reports of the Directors and Auditors of the Company for the YE 31 DEC 2009	Management	For	For
2.A	Re-elect Mr. Tsuyoshi Kawanishi as a Class III Director of the Company	Management	For	For
2.B	Re-elect Mr. Zhou Jie as a Class III Director of the Company	Management	For	For
2.C	Authorize the Board of Directors to fix the Directors' remuneration	Management	For	For
3.A	Re-elect Dr. David N. K. Wang as a Class I Director of the Company	Management	For	For
3.B	Authorize the Board of Directors to fix the Director's remuneration	Management	For	For
4
Authorize the Board of Directors to allot, issue, grant, distribute and otherwise deal with additional shares in the Company, not exceeding 20% of the issued share capital of the Company at the date of this resolution (as adjusted)
		Management	For	For
5	Authorize the Board of Directors to repurchase shares of the Company, not exceeding 10% of the issued share capital of the Company at the date of this resolution	Management	For	For
6
Authorize the Board of Directors, conditional on the passing of
Resolutions 4 and 5, to allot, issue, grant, distribute and otherwise deal with the additional authorized but unissued shares in the
Company repurchased by the Company
		Management	For	For
7	Approve the special mandate for increasing the limit on the grant of equity awards under the 2004 Equity Incentive Plan of the Company	Management	For	For
8	Approve the proposed amendments to the 2004 Equity Incentive Plan of the Company	Management	For	For

ZHAOJIN MINING INDUSTRY COMPANY LTD, BEIJING
Security	Y988A6104	Meeting Type		Class Meeting
Ticker Symbol		Meeting Date	03-Jun-2010
ISIN	CNE1000004R6	Agenda		702430048 - Management
Item	Proposal	Type	Vote	For/Against Management
PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-FOR ALL RESOLUTIONS. THANKS YOU.		Non-Voting
PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100416/LTN2 0100416759.pdf		Non-Voting
S.1
Authorize the Board of the Company to allot, issue or deal with the
H Shares of up to a maximum of 20% of the aggregate nominal
value of the existing issued H Shares of the Company as at the date of passing this resolution
		Management	For	For
S.2
Authorize the Board of the Company to repurchase H Shares of up to a maximum of 10% of the aggregate nominal value of the issued H Shares share capital of the Company as at the date of passing this resolution
		Management	For	For

ZTE CORP
Security	Y0004F105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	03-Jun-2010
ISIN	CNE1000004Y2	Agenda		702440037 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 694867 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1	Approve the financial statements for the year ending 31 DEC 2009 audited by the PRC and Hong Kong Auditors	Management	For	For
2	Approve the report of the Board of Directors of the Company for the year ending 31 DEC 2009	Management	For	For
3	Approve the report of the Supervisory Committee of the Company for the year ending 31 DEC 2009	Management	For	For
4	Approve the report of the President of the Company for the year ending 31 DEC 2009	Management	For	For
5	Approve the final financial accounts of the Company for the year ending 31 DEC 2009	Management	For	For
6	Approve the resolution on the proposed application by the Company to Bank of China Limited [Shenzhen Branch] for a RMB 24.9 billion composite credit facility	Management	For	For
7.1
Re-appointment of Ernst & Young Hua Ming as the PRC Auditors of the Company for 2010 and a proposal be made to the 2009
AGM to authorize the Board of Directors to determine the audit fees of Ernst & Young Hua Ming for 2010 based on the specific audit work to be conducted
		Management	For	For
7.2
Re-appointment of Ernst & Young as the Hong Kong Auditors of the Company for 2010 and a proposal be made to the 2009 AGM
to authorize the Board of Directors to determine the audit fees of
Ernst & Young for 2010 based on the specific audit work to be conducted
		Management	For	For
8	Election of Mr. Timothy Alexander Steinert as an Independent Director of the fifth session of the Board of Directors of the Company for a term commencing on 30 JUN 2010 and ending on 29 MAR 2013	Management	For	For
9	Approve the resolution on the adjustment of the allowance granted to Independent Directors	Management	For	For
10	Approve the resolution on the application for the 2010 investment quota for fixed-income derivatives	Management	For	For
S.11	Approve the proposals of profit distribution and capitalization from capital reserves of the Company for 2009	Management	For	For
S.12	Approve the resolution on the general mandate for 2010 to be granted to the Company	Management	For	For
S13.1
Approve the amendment of the relevant terms of Article 24 and
Article 27 in Chapter 3 of the Articles of Association corresponding to the change in the total share capital of the Company [following the registration of the Subject Shares under the Phase I Share
Incentive Scheme with China Securities Depository and Clearing
Company Limited, Shenzhen Branch, the issue of additional H
shares and the exercise of A share warrants attached to the
Bonds cum Warrants issued in 2008]
		Management	For	For
S13.2	Authorize the Board of Directors to amend the Articles of Association and process registration of changes in registered capital	Management	For	For

PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING
INFORMATION IS AVAILABLE BY CLIC-KING ON THE
MATERIAL URL LINK:
http://www.hkexnews.hk/listedco/listconews/sehk-
/20100418/LTN20100418023.pdf AND
http://www.hkexnews.hk/listedco/listconews/se-
hk/20100517/LTN20100517423.pdf
Non-Voting

CHINA BLUECHEMICAL LTD
Security	Y14251105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	04-Jun-2010
ISIN	CNE1000002D0	Agenda		702370747 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTION NUMBERS. THANK YOU.	Non-Voting
1	Approve the report of the Board of the Directors of the Company the 'Board' for the YE 31 DEC 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
3	Approve the audited financial statements and the Auditors' report of the Company for the YE 31 DEC 2009	Management	For	For
4	Approve the proposal for distribution of profit of the Company for the YE 31 DEC 2009 and the declaration of the Company's final dividend for the YE 31 DEC 2009	Management	For	For
5	Approve the budget proposals of the Company for the year 2010	Management	For	For
6
Appointment of Mr. Gu Zongqin as the Independent Non-
Executive Director of the Company, authorize any Executive
Director of the Company to sign a Service Contract with Mr. Gu
Zongqin for and on behalf of the Company, and authorize the
Board to determine his remuneration based on the
recommendation by the remuneration Committee of the Board
		Management	For	For
7
Appointment of Mr. Qiu Kewen as the Supervisor of the Company,
authorize any Executive Director of the Company to sign a Service
Contract with Mr. Qiu Kewen for and on behalf of the Company, and authorize the Board, which in turn will further delegate the
Remuneration Committee of the Board to determine his
remuneration
		Management	For	For
8
Re-appoint Ernst & Young Hua Ming and Ernst & Young as the
Domestic and International Auditors of the Company for a term until the conclusion of the  next AGM of the Company and
authorize the Audit Committee of the Board to determine their remuneration
		Management	For	For
S.9
CONTD Board, contingent on the Board resolving to separately or concurrently issue domestic shares and overseas listed foreign shares (H Shares) pursuant to Paragraph (a) of this special
resolution, to increase the registered capital of the Company to reflect the number of such shares authorized to be  issued by the
Company pursuant to Paragraph (a) of this special resolution and to make such appropriate and necessary amendments to the
Articles of      Association of the Company as they think fit to
reflect such increases in the registered capital of the Company
and to take any other action and complete   any formality required
to effect the separate or concurrent issuance of       domestic
shares and overseas listed foreign shares (H Shares) pursuant to
Paragraph (a) of this special resolution and the increase in the
registered   capital of the Company CONTD.
		Management	For	For
CONT
CONTD. overseas listed foreign shares  H Shares  to be issued and allotted or-agreed conditionally or unconditionally to be issued and allotted by the-Board shall not exceed 20% of each of its existing domestic shares and oversea-s listed foreign shares  H
Shares  of the Company; and the Board will  only ex-ercise its power under such mandate in accordance with the Company Law
of the-PRC and the Rules Governing the Listing of Securities on
The Stock     Exchang-e of Hong Kong Limited  as amended from
time to time  or applicable    laws, r-ules and regulations of other
government or regulatory bodies and only if all-necessary
approvals from the China Securities Regulatory Commission
and/or-other relevant PRC government authorities are obtained;
authorize the  Board,-contingent on the Board resolving to
separately or concurrently issue  domesti-c CONTD.
Non-Voting
CONT
CONTD. shares and overseas listed foreign shares  H Shares
pursuant to this-special resolution, to increase the registered capital of the Company to refle-ct the number of such shares authorized to be issued by the Company pursuant t-o of this
special resolution and to make such appropriate and necessary amendm-ents to the Articles of Association of the Company as they think fit to reflec-t such increases in the registered capital of the Company  and to take any oth-er action and complete any
formality required to effect    the separate or con-current issuance
of domestic shares and overseas listed    foreign shares  H S-
hares  pursuant to this CONTD.
Non-Voting
CONT
CONTD. special resolution and to the increase in the registered capital of the-Company; Authority expires at the conclusion of the next AGM of the Company o-r 12 months period following the
passing of this special resolution
Non-Voting
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDING
BELOW COMMENT. IF YOU HAVE A-LREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DEC-IDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:h- ttp://www.hkexnews.hk/listedco/listconews/sehk/20100416/LTN20 100416847.pdf	Non-Voting

TPV TECHNOLOGY LTD
Security	G8984D107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	04-Jun-2010
ISIN	BMG8984D1074	Agenda		702390636 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLIC-KING ON THE MATERIAL URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk- /20100423/LTN20100423711.pdf	Non-Voting
1	Receive the audited accounts and the reports of the Directors and of the Auditors for the YE 31 DEC 2009	Management	For	For
2	Approve the payment of a final dividend	Management	For	For
3.1	Re-election of Dr. Hsuan, Jason as a Director	Management	For	For
3.2	Re-election of Mr. Chan Boon-Teong as a Director	Management	For	For
3.3	Re-election of Dr. Ku Chia-Tai as a Director	Management	For	For
3.4	Re-election of Mr. Liu Liehong as a Director	Management	For	For
3.5	Re-election of Ms. Wu Qun as a Director	Management	For	For
3.6	Re-election of Mr. Xu Haihe as a Director	Management	For	For
3.7	Re-election of Mr. Du Heping as a Director	Management	For	For
3.8	Re-election of Tam Man Chi as a Director	Management	For	For
3.9	Authorize the Board of Directors to fix the remuneration of the Directors	Management	For	For
4	Re-appoint PricewaterhouseCoopers as the Auditors of the Company and authorize the Board of Directors to fix their remuneration	Management	For	For
5	Authorize the Board of Directors to repurchase the Company's own shares	Management	For	For
6	Authorize the Board of Directors to issue new shares of the Company	Management	For	For
7	Approve the inclusion of the aggregate nominal amount of shares repurchased by the Company to the mandate granted under Resolution No. 6	Management	For	For
8	Approve the refreshment of the 10% limit of the share option scheme adopted by the Company on 15 MAY 2003	Management	For	For

CHINA LIFE INS CO LTD
Security	Y1477R204	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	04-Jun-2010
ISIN	CNE1000002L3	Agenda		702426518 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100416/LTN2 0100416303.pdf	Non-Voting
1	Approve the report of the Board of Directors of the Company for the Year 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company for the Year 2009	Management	For	For
3	Approve the audited financial statements of the Company and the Auditor's Report for the YE 31 DEC 2009	Management	For	For
4	Approve the Profit Distribution and Cash Dividend Distribution Plan of the Company for the Year 2009	Management	For	For
5
Re-appoint PricewaterhouseCoopers Zhong Tian Certified Public
Accountants Limited Company and PricewaterhouseCoopers,
respectively, as the PRC Auditor and International Auditor of the
Company for the year 2010 and to authorize the Board of
Directors to determine their remuneration
		Management	For	For
6	Appointment of Mr. Anthony Francis Neoh as an Independent Nonexecutive Director of the Company	Management	For	For
7	Approve the renewal of liability insurance for the Directors and Senior Management officers of the Company	Management	For	For
S.8	Amend the Articles of Association	Management	For	For

CHINA MOLYBDENUM CO LTD, HENAN PROVINCE
Security	Y1503Z105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	06-Jun-2010
ISIN	CNE100000114	Agenda		702421570 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the report of the Board of Directors of the Company for the YE 31 DEC 2009	Management	For	For
2.	Receive the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
3.	Receive the audited consolidated financial statements and the Auditor's report of the Company for the YE 31 DEC 2009	Management	For	For
4.	Approve the profit distribution plan and the recommendation for the payment of the final dividend of the Company for the YE 31 DEC 2009	Management	For	For
5.
Approve the authorization of the Board to deal with all matters in relation to the Company's distribution of interim dividend for the year 2010 in its absolute discretion (including, but not limited to, determining whether to distribute interim dividend for the year
2010)
		Management	For	For
6.
Re-appointment of Deloitte Touche Tohmatsu CPA ltd. and
Deloitte Touche Tohmatsu, certified public accountants, as the
Company's domestic and overseas Auditors respectively for the year 2010, to hold office until the conclusion of the next AGM and to authorize the Board to determine their remuneration
		Management	For	For
7.	Other business	Management	For	Against
S.8	Authorize the Board to fix the remuneration of the Directors and the Supervisors of the Company for the year 2010	Management	For	For
S.9
Authorize the board of Directors, for the purpose of increasing the flexibility and efficiency in the Company's operation, to give a general mandate to the Board (or the Directors of the Company
(the Directors) authorised by the Board), to issue, allot and deal with additional domestic shares (the Domestic Shares) of RMB
0.20 each in the share capital of the Company not exceeding 20%
of the Domestic Shares in issue on the date of passing of this special resolution and additional H shares (the H Shares) of RMB
0.20 each in the share capital of the Company not exceeding 20%
of the H Shares in issue on the date of passing of this special resolution and authorize the Board to make corresponding
amendments to the Articles of Association of the Company as it
thinks fit so as to reflect the new share capital structure upon the allotment or issuance of shares: that: A) (a) subject to paragraphs
(c) and (d) and in accordance with the relevant requirements of the Rules Governing the Listing of Securities on The Stock
Exchange of Hong Kong Limited (the Stock Exchange) (the Listing
Rules), the Articles of Association of the Company and the
applicable laws and regulations of the People's Republic of China
(the PRC), as amended from time to time, the exercise by the
Board during the Relevant Period of all the powers of the
Company to allot, issue and deal with, either separately or
concurrently, additional Domestic Shares and H Shares, and to determine the terms and conditions for the allotment and issue of the additional Domestic Shares and H Shares and to make or
grant offers, agreements, options and rights of exchange or
conversion which might require the exercise of such powers; (b)
the approval in paragraph (a) shall authorize the Board during the
		Management	For	For

Relevant Period to make or grant offers, agreements, options and rights of exchange or conversion which might require the exercise of such powers after the end of the Relevant Period; (c) each of the aggregate nominal amounts of the new Domestic Shares and the new H Shares allotted, issued and dealt with or agreed
conditionally or unconditionally to be allotted, issued and dealt with (whether pursuant to an option or otherwise) by the Board pursuant to the mandate in paragraph (a) shall not exceed 20% of each of the aggregate nominal amounts of Domestic Shares and
H Shares in issue at the date of passing this resolution, otherwise than pursuant to: (i) a Rights Issue or (ii) any scrip dividend scheme or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the
Company in accordance with the articles of association of the
Company; (d) In exercising the powers granted in paragraph (a), the Board must (i) comply with the Company Law of the PRC and other applicable laws and regulations (as amended from time to time); and (ii) obtain approval from China Securities Regulatory
Commission and other relevant PRC government departments; (e)
the Board, subject to the approval of the relevant authorities of the
PRC and in accordance with the Company Law of the PRC, be
and is hereby authorized to increase the registered capital of the
Company to the required amount upon the exercise of the powers pursuant to paragraph (a) above; (f) to authorize the Board to sign the necessary documents, complete the necessary formalities and take other necessary steps to complete the allotment and issue and listing of new shares, provided the same do not violate the relevant laws, administrative regulations, the Listing Rules and the articles of association of the Company; and [Authority expires at the conclusion of the next annual general meeting of the Company or the expiration of the period within which the next annual general meeting of the Company is required by the articles of association of the Company or other applicable laws to be held]; and authorize the Board to make corresponding amendments to the articles of association of the Company as it thinks fit so as to reflect the new share capital structure upon the allotment or issuance of shares as provided in this resolution

	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY-FOR RESOLUTIONS 1 to 9. THANK YOU	Non-Voting

INTIME DEPARTMENT STORE (GROUP) CO LTD
Security	G49204103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	07-Jun-2010
ISIN	KYG492041036	Agenda		702401871 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Receive and approve the audited financial statements and the reports of the Directors the Directors and the Auditors the Auditors of the Company for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend	Management	For	For
3.A.1	Re-elect Mr. Shen Guojun as a Director	Management	For	For
3.A.2	Re-elect Mr. Xin Xiangdong as a Director	Management	For	For
3.A.3	Re-elect Mr. Chow Joseph as a Director	Management	For	For
3.B	Authorize the Board of Directors of the Company the Board to fix the remuneration of the Directors	Management	For	For
4	Re-appoint Ernst & Young as the Auditors and authorize the Board to fix the remuneration of the Auditors	Management	For	For
5	Authorize the Directors to repurchase the shares	Management	For	For
6	Authorize the Directors to allot, issue and deal with the shares	Management	For	For
7	Approve to extend the general mandate granted to the Directors to issue Shares by the number of shares repurchased	Management	For	For
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100428/LTN2 0100428754.pdf	Non-Voting

PT BARITO PACIFIC TBK
Security	Y71198124	Meeting Type		MIX
Ticker Symbol		Meeting Date	07-Jun-2010
ISIN	ID1000085707	Agenda		702441558 - Management
Item	Proposal	Type	Vote	For/Against Management
A.1	Approve the annual report and financial statement for book year 2009	Management	For	For
A.2	Appointment of Public Accountant of Company for book year 2010	Management	For	For
A.3	Approve to change the member Board of Company and appointment of remuneration and allowances of member Board of Company	Management	For	For
E.1	Approve to Plan the Company to increase the activity of Company related to the buy TE shares of PT Royal Indo Mandiri (RIM)	Management	For	For

CHINA FOODS LTD
Security	G2154F109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	08-Jun-2010
ISIN	BMG2154F1095	Agenda		702387172 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100422/LTN2 0100422596.pdf	Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR" OR "AGAINST" FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Adopt the audited financial statements and the reports of the Directors and Auditors of the Company for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend of HK 3.45 cents per share for the YE 31 DEC 2009	Management	For	For
3	Re-elect Mr. Qu Zhe as an Executive Director	Management	For	For
4	Re-elect Mr. Zhang Zhentao as an Executive Director	Management	For	For
5	Re-elect Ms. Luan Xiuju as an Executive Director	Management	For	For
6	Re-elect Mr. Ma Jianping as a Non-Executive Director	Management	For	For
7	Re-elect Ms. Wu Wenting as a Non-Executive Director	Management	For	For
8	Re-elect Mr. Wang Zhiying as an Executive Director	Management	For	For
9	Authorize the Board of Directors to fix the Directors' remuneration for the ensuing year	Management	For	For
10	Re-appoint Ernst & Young as the Auditors for the ensuing year and authorize the Board of Directors to fix their remuneration	Management	For	For
11	Authorize the Directors to allot, issue and deal with additional shares of the Company	Management	For	For
12	Authorize the Directors to repurchase shares in the capital of the Company	Management	For	For
13	Authorize the Directors, subject to the passing of Resolutions 11 and 12, to issue additional shares representing the nominal value of the shares repurchased by the Company	Management	For	For
S.14	Amend the Bye-laws of the Company	Management	For	For

MAANSHAN IRON & STEEL CO LTD
Security	Y5361G109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	08-Jun-2010
ISIN	CNE1000003R8	Agenda		702387906 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR" OR "AGAINST" FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Approve the work report of the Board of Directors for the year 2009	Management	For	For
2	Approve the work report of the Supervisory Committee for the year 2009	Management	For	For
3	Approve the audited financial statements for the year 2009	Management	For	For
4	Approve the profit distribution plan for the year 2009	Management	For	For
5
Approve the appointment of Ernst & Young Hua Ming and Ernst &
Young as the Company's domestic and International Auditors for the year 2010 respectively, and authorize the Board of Directors to determine the remuneration of the Auditors based on that in 2009
		Management	For	For

CHINA HUIYUAN JUICE GROUP LTD
Security	G21123107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	08-Jun-2010
ISIN	KYG211231074	Agenda		702389049 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTIONS "1 TO 6 AND 7". THANK YOU.	Non-Voting
1	Receive and approve the audited financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend for the YE 31 DEC 2009	Management	For	For
3.a	Re-elect Mr. Zhu Xinli as a Director and authorize the Board of Directors of the Company to fix his remuneration	Management	For	For
3.b	Re-elect Mr. Jiang Xu as a Director and authorize the Board of Directors of the Company to fix his remuneration	Management	For	For
3.c	Re-elect Mr. Wang Bing as a Director and authorize the Board of Directors of the Company to fix his remuneration	Management	For	For
3.d	Re-elect Mr. Li Wenjie as a Director and authorize the Board of Directors of the Company to fix his remuneration	Management	For	For
4	Re-appointment of PricewaterhouseCoopers as the Auditors and authorize the Board of Directors of the Company to fix their remuneration	Management	For	For
5	Approve to give general mandate to the Directors to repurchase shares in the Company not exceeding 10% of the issued share capital of the Company	Management	For	For
6	Approve to give a general mandate to the Director to allot, issue and deal with additional shares not exceeding 20% of the issued share capital of the Company	Management	For	For
7	Approve to extend the general mandate to the Directors to allot, issue and deal with additional shares in the Company to include the nominal amount of shares repurchased under Resolution 5, if passed	Management	For	For
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK -- http://www.hkexnews.hk/listedco/listconews/sehk/20100329/LTN2 0100329119.pdf	Non-Voting

SINOPEC YIZHENG CHEMICAL FIBRE CO LTD
Security	Y9841W106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	08-Jun-2010
ISIN	CNE1000004D6	Agenda		702390268 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the report of the Directors of the Company for the year 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company for the year 2009	Management	For	For
3	Approve the audited Financial Statements and the report of the Auditors of the Company for the year 2009	Management	For	For
4	Approve the scheme of profit distribution of the Company for the year 2009	Management	For	For
5	Re-appoint of KPMG Huazhen and KPMG as the domestic and international auditors of the Company for the year 2010, and authorize the Directors to fix their remuneration	Management	For	For
6.1.A
Approve the revised Caps, (as defined and more particularly
described in the circular of the Company dated 19 APR 2010 (the
''Circular''), a copy of which marked ''A'' is produced to the meeting and signed by the Chairman of the meeting for the purpose of identification) in relation to the transactions contemplated under the New Financial Services Agreement (as defined and more
particularly described in the Circular) for the remaining two YE 31
DEC 2010 and 31 DEC 2011
		Management	For	For
6.1.B
Authorize the Directors on behalf of the Company to sign, seal, execute, perfect, perform and deliver all such instruments,
documents and deeds, and do all such acts, matters and things and take all such acts as they may in their discretion consider necessary, desirable or expedient to implement and/or to give effect to the Revised Caps and the transactions contemplated under the New Financial Services Agreement
		Management	For	For
6.2	Approve the ongoing connected transactions under the Product Supply Framework Agreement and the Comprehensive Service Framework Agreement for the year 2010 by independent shareholders of the Company	Management	For	For
6.3	Approve the ongoing connected transactions under the Financial Services Agreement for the year 2010 by independent shareholders of the Company	Management	For	For
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS . THANK YOU.	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF VOTING OPTION COMMENT. I-F YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM UN-LESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

SHANGHAI FORTE LAND CO LTD
Security	Y7683C105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	08-Jun-2010
ISIN	CNE1000001J9	Agenda		702392464 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL THE RESOLUTIONS. THANK YOU.	Non-Voting
1	Approve the report of the Board of Directors (the Board) of the Company for the YE 31 DEC 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
3	Approve the audited financial statements and the report of the Auditors for the YE 31 DEC 2009	Management	For	For
4	Approve the profit distribution proposal for the year 2009 and to declare a final dividend for the YE 31 DEC 2009 of RMB 0.06 per share (pre tax)	Management	For	For
5	Authorize the Board to decide matters relating to the payment of interim dividend for the 6 months ending 30 JUN 2010	Management	For	For
6	Re-appoint Ernst & Young as the International Auditor and Ernst & Young Hua Ming as the PRC Auditor of the Company, and authorize the Board to determine their remuneration	Management	For	For
7
Authorize the Board to decide proposals relating to guarantees for the Company's subsidiaries under the circumstances, the Board can approve that the Company provides to its subsidiaries
guarantees with an amount not exceeding RMB 6 billion; 1) any external guarantee provided by the Company and its subsidiaries
(including guarantees to its subsidiaries) reaches or exceeds 50%
of its latest audited net assets; 2) any external guarantee
(including guarantees for.CONTD
		Management	For	For
CONT
CONTD.its subsidiaries) provided by the Company reaches or
exceeds 30% of its-latest audited total assets; 3) any guarantee provided by Company to its-subsidiaries with asset liability ratio exceeding 70%; and 4) any guarantee-provided by Company to its subsidiaries with single guarantee amount not-exceeding 10% of its latest audited net assets;  Authority expires after 1-year
Non-Voting
S.8
Approve, on 23 JUN 2009, the Company's 2008 AGM approved
and granted a general mandate to the Board to issue, allot and deal with additional Domestic Shares not exceeding 20% of the
Domestic Shares in issue and additional H Shares not exceeding
20% of the H Shares in issue and authorize the Board to make corresponding amendments to the Articles of Association of the
Company as it thinks fit so as to reflect the new capital structure upon the allotment or.CONTD
		Management	For	For
CONT
CONTD.issuance of shares (allotment and issuance), based on
the fact that-Company has submitted the application for H share allotment and issuance to-China Securities Regulatory
Commission (CSRC), it is currently in pending-status, to ensure such matter continued to be effective, to extend the-effective period for allotment and issuance, which was approved and
granted-in the Company's 2008 AGM on 23 JUN 2009;  Authority expires the earlier of-the conclusion of the next AGM of the
Company after passing this resolution-or 12 months
Non-Voting

WHARF HLDGS LTD
Security	Y8800U127	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	08-Jun-2010
ISIN	HK0004000045	Agenda		702392490 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK -- http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN2 0100423452.pdf	Non-Voting
1	Adopt the financial statements and the reports of the Directors and the Auditors for the FYE 31 DEC 2009	Management	For	For
2	Declare a final dividend for the FYE 31 DEC 2009	Management	For	For
3.A	Re-elect Professor Edward K. Y. Chen, a retiring Director, as a Director	Management	For	For
3.B	Re-elect Dr. Raymond K. F. Ch'ien, a retiring Director, as a Director	Management	For	For
3.C	Re-elect Mr. T. Y. Ng, a retiring Director, as a Director	Management	For	For
4	Re-appoint KPMG as the Auditors of the Company and authorize the Directors to fix their remuneration	Management	For	For
5	Authorize the Directors for share repurchases by the Company	Management	For	For
6	Authorize the Directors for the issue of shares	Management	For	For
7	Approve the addition of repurchased securities to the share issue general mandate stated under Resolution 6	Management	For	For

CHINA PWR INTL DEV LTD
Security	Y1508G102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	08-Jun-2010
ISIN	HK2380027329	Agenda		702395129 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100427/LTN2 0100427830.pdf-	Non-Voting
1	Receive and adopt the audited consolidated financial statements of the Company and the reports of the Directors and of the Auditors for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend of RMB 0.045 equivalent to HKD 0.0511 per ordinary share for the YE 31 DEC 2009	Management	For	For
3.a	Re-elect Mr. Gao Guangfu as a Director	Management	For	For
3.b	Re-elect Mr. Kwong Che Keung, Gordon as a Director	Management	For	For
4	Authorize the Board of Directors to fix the Directors' remuneration	Management	For	For
5	Re-appoint Messrs. PricewaterhouseCoopers as the Auditors of the Company and to authorize the Board of Directors to fix their remuneration	Management	For	For
6.a	Authorize the Directors to allot, issue and deal with additional shares not exceeding 20% of the issued share capital of the Company	Management	For	For
6.b	Authorize the Directors to repurchase shares of the Company not exceeding 10% of the issued share capital of the Company	Management	For	For
6.c	Authorize the Directors to allot, issue and deal with additional shares of an amount not exceeding the nominal amount of shares repurchased by the Company	Management	For	For

HUADIAN PWR INTL CORP LTD
Security	Y3738Y101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	08-Jun-2010
ISIN	CNE1000003D8	Agenda		702395408 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN2 0100423535.pdf	Non-Voting
1	Approve the report of the Board for the YE 31 DEC 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
3	Approve the proposed profit distribution proposal of the Company for the YE 31 DEC 2009	Management	For	For
4	Approve the audited financial statements of the Company for the YE 31 DEC 2009	Management	For	For
5	Re-appointments of KPMG and KPMG Huazhen as the International and domestic Auditors of the Company, for the year ending 31 DEC 2010, and authorize the Board to determine their remuneration	Management	For	For
6	Approve the report of the Independent Non-Executive Directors for the YE 31 DEC 2009	Management	For	For
7	Approve the resolution in relation to the provision of project loan guarantee to the subsidiaries of the Company	Management	For	For
S.8.A	Approve the issuance of Interbank Debt Financing Instruments by the Company: Issurance of short-term debentures	Management	For	For
S.8.B	Approve the issuance of Interbank Debt Financing Instruments by the Company: issuance of medium-term notes	Management	For	For
S.9	Approve the resolution in relation to the granting of general mandate	Management	For	For

FOXCONN INTL HLDGS LTD
Security	G36550104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	08-Jun-2010
ISIN	KYG365501041	Agenda		702411808 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-FOR ALL RESOLUTIONS. THANKS YOU.	Non-Voting
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2 01004291061.pdf	Non-Voting
1.	Receive the audited consolidated financial statements of the Company and its subsidiaries for the YE 31 DEC 2009 together with the reports of the Directors and the Independent Auditor	Management	For	For
2.	Re-elect Mr. Lee Jin Ming as a Director and authorize the Board of Directors of the Company to fix his remuneration	Management	For	For
3.	Re-elect Mr. Chih Yu Yang as a Director and authorize the Board of Directors of the Company to fix his remuneration	Management	For	For
4.	Appointment of Mr. Lee Jer Sheng as a Director and authorize the Board of Directors of the Company to fix his remuneration	Management	For	For
5.	Re-appoint Deloitte Touche Tohmatsu as the Auditors of the Company and authorize the Board of Directors of the Company to fix their remuneration	Management	For	For
6.	Authorize the Directors to purchase shares of the Company in accordance with Ordinary Resolution (6) as set out in the notice of the meeting	Management	For	For
7.	Authorize the Directors to allot, issue and deal with additional shares of the Company in accordance with Ordinary Resolution (7) as set out in the notice of the meeting	Management	For	For
8.	Authorize the Directors to allot, issue and deal with additional shares of the Company in accordance with Ordinary Resolution (8) as set out in the notice of the meeting	Management	For	For
9.
Authorize the Directors to allot, issue and deal with additional shares of the Company under the share scheme of the Company
in accordance with Ordinary Resolution (9) as set out in the notice of the meeting
		Management	For	For

FUSHAN INTERNATIONAL ENERGY GROUP LTD
Security	Y2677L104	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	08-Jun-2010
ISIN	HK0639031506	Agenda		702418030 - Management
Item	Proposal	Type	Vote	For/Against Management
1.
Approve a loan agreement dated 13 APR 2010 (the 'Loan
Agreement') entered into between Jade Green Investments
Limited (Jade Green) and Mr. Xing Libin (Mr. Xing) pursuant to which Jade Green has conditionally agreed to make available a loan of HKD 937,367,261 (RMB824,883,190) (the Loan) to Mr.
Xing for offsetting all outstanding liabilities owed by Mr. Xing under a sale and purchase agreement dated 09 MAY 2008 as at the
date of the Loan Agreement in an amount equal to the Loan
amount, entered into, among others, the Company, Jade Green
and Mr. Xing and the details of which are contained in a circular of the Company dated 25 JUN 2008 and the transactions
contemplated there under and authorize any one Director of the
Company, or any two Directors of the Company if the affixation of the common seal is necessary, for and on behalf of the Company, to execute all such other documents, instruments and agreements and to do all such acts or things deemed by him them to be
incidental to, ancillary to or in connection with the matters contemplated in the Loan Agreement
		Management	For	For

FUSHAN INTERNATIONAL ENERGY GROUP LTD
Security	Y2677L104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	08-Jun-2010
ISIN	HK0639031506	Agenda		702425299 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED T-HE SAME AS A "TAKE NO ACTION" VOTE	Non-Voting
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100507/LTN2 0100507979.pdf	Non-Voting

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 694234 DUE TO RECEIPT OF A-DDITIONAL RESOLUTOIN.
ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISRE-GARDED AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN THE NUMBERING OF A RESOLU-TION. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY-FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting
1	Receive the report of the Directors and the audited financial statements for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend for the YE 31 DEC 2009	Management	For	For
3.A	Re-elect Mr. Wang Pingsheng as a Director	Management	For	For
3.B	Re-elect Mr. Chen Zhouping as a Director	Management	For	For
3.C	Re-elect Mr. Wong Lik Ping as a Director	Management	For	For
3.D	Re-elect Mr. So Kwok Hoo as a Director	Management	For	For
3.E	Re-elect Mr. Chen Zhaoqiang as a Director	Management	For	For
3.F	Re-elect Mr. Liu Qingshan as a Director	Management	For	For
3.G	Re-elect Mr. Zhang Wenhui as a Director	Management	For	For
3.H	Re-elect Mr. Zhang Yaoping as a Director	Management	For	For
4	Authorize the Board of Directors to fix the Directors' remuneration for the year ending 31 DEC 2010 and all subsequent years	Management	For	For
5	Appointment of the Auditors and authorize the Directors to fix their remuneration	Management	For	For
6	Approve to give a general mandate to the Directors to issue and dispose of shares not exceeding 20% of the existing issued share capital of the Company	Management	For	For
7	Approve to give a general mandate to the directors to repurchase shares not exceeding 10% of the existing issued share capital of the Company	Management	For	For
8	Approve to add, conditional upon the passing of Resolution 7 above, the nominal amount of repurchased shares to the general mandate given to the Directors to allot shares	Management	For	For
S.9	Adopt the new memorandum and Articles of Association of the Company	Management	For	For

SHOUGANG CONCORD INTERNATIONAL ENTERPRISES CO LTD
Security	Y78299107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	08-Jun-2010
ISIN	HK0697002241	Agenda		702425338 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 700513 DUE TO ADDITIONAL R-ESOLUTOIN. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED T-HE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100428/LTN2 0100428823.pdf	Non-Voting
1	Receive the report of the Directors and the audited financial statements for the YE 31 DEC 2009	Management	For	For
2.A	Re-elect Mr. Wang Qinghai as a Director	Management	For	For
2.B	Re-elect Mr. Cao Zhong as a Director	Management	For	For
2.C	Re-elect Mr. Li Shaofeng as Director	Management	For	For
2.D	Re-elect Mr. Ip Tak Chuen, Edmond as a Director	Management	For	For
2.E	Re-elect Mr. Wong Kun Kim as a Director	Management	For	For
3	Appointment of the Auditor and authorize the Directors to fix its remuneration	Management	For	For
4	Authorize the Directors to issue and dispose of shares not exceeding 20% of the existing issued share capital of the Company	Management	For	For
5	Authorize the Directors to repurchase shares not exceeding 10% of the existing issued share capital of the Company	Management	For	For
6	Approve to add, conditional upon the passing of Resolution 5, the nominal amount of repurchased shares to the general mandate given to the Directors to allot shares	Management	For	For

CHINA FOODS LTD
Security	G2154F109	Meeting Type		Special General Meeting
Ticker Symbol		Meeting Date	08-Jun-2010
ISIN	BMG2154F1095	Agenda		702444819 - Management
Item	Proposal	Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.		Non-Voting
1
Approve and ratify the COFCO Products Mutual Supply
Agreement (as defined in the circular of the Company dated 20
MAY 2010 (the Circular), a copy of which has been produced to the SGM and marked A and initialed by a Director of the Company for the purpose of identification) entered into between the
Company and COFCO Corporation dated 05 MAY 2010 (a copy of
which has been produced to the SGM and marked B and initialed by a Director of the Company for the purpose of identification)
relating to, among other things, the supply of products by the
COFCO Group (as defined in the Circular) to the Company and its subsidiaries (the Group) and the transactions contemplated
thereunder and approve the aggregate transaction value cap of
RMB 350,000,000 in respect of the supply of products by the
COFCO Group to the Group for the YE 31 DEC 2010
		Management	For	For
2
Approve and ratify the COFCO Coca-Cola Products Mutual
Supply Agreement (as defined in the Circular) entered into
between COFCO Coca-Cola Beverages Limited and Tianjin Coca-
Cola Beverages Co., Ltd. dated 10 MAY 2010 (a copy of which
has been produced to the SGM and marked C and initialed by a
Director of the Company for the purpose of identification) relating to, among other things, the supply and provision of raw materials, packaging materials and related services by the COFCO Coca-
Cola Group (as defined in the Circular) to the Tianjin Bottler (as defined in the Circular) and the transactions contemplated
thereunder and approve the aggregate transaction value caps of
RMB 400 million and RMB 600 million in respect of the supply and provision of raw materials, packaging materials and related
services by the COFCO Coca-Cola Group to the Tianjin Bottler for
the years ending 31 DEC 2010 and 2011
		Management	For	For
PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100519/LTN2 0100519456.pdf		Non-Voting

PT BAKRIE SUMATERA PLANTATIONS TBK
Security	Y7117V133	Meeting Type		MIX
Ticker Symbol		Meeting Date	08-Jun-2010
ISIN	ID1000099708	Agenda		702449718 - Management
Item	Proposal	Type	Vote	For/Against Management
A.1	Approve the Directors' report regarding the Company's activities and financial report for book year which ended 31 DEC 2009	Management	For	For
A.2	Approve and ratify the balance sheet and calculation of profit-loss for book year 2009	Management	For	For
A.3	Approve to determine the Company's profit utilization for book year which ended 31 DEC 2009	Management	For	For
A.4	Appointment of the Public Accountant to audit the Company for book year which ended 31 DEC 2010	Management	For	For
E.1	Approve the restructuring of the Board of Directors	Management	For	For
E.2	Approve the restructuring of the Company's Articles of Association	Management	For	For

CHINA OVERSEAS LAND & INVESTMENT LTD
	Security	Y15004107	Meeting Type		ExtraOrdinary General Meeting
	Ticker Symbol		Meeting Date	09-Jun-2010
	ISIN	HK0688002218	Agenda		702373678 - Management
Item	Proposal		Type	Vote	For/Against Management
	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED T-HE SAME AS A "TAKE NO ACTION" VOTE.		Non-Voting
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100419/LTN2 0100419530.pdf		Non-Voting
1.	Ratify and approve the New CSCECL Group Engagement Agreement (as specified) and the transactions contemplated thereunder and the implementation thereof, and to approve the New Cap (as defined)		Management	For	For

KWG PROPERTY HOLDING LTD
Security	G53224104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	09-Jun-2010
ISIN	KYG532241042	Agenda		702387108 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100419/LTN2 0100419269.pdf	Non-Voting
1	Receive and approve the Audited consolidated financial statements and the report of the Directors and the Auditors' report of the Company for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend of RMB 5 cents per share	Management	For	For
3.a	Re-elect Mr. Yu Yao Sheng as an Executive Director of the Company	Management	For	For
3.b	Re-elect Mr. Lee Ka Sze, Carmelo as an Independent non- executive Director of the Company	Management	For	For
3.c	Re-elect Mr. Dai Feng as an Independent non-executive Director of the Company	Management	For	For
3.d	Re-elect Mr. Tam Chun Fai as an Independent non-executive Director of the Company	Management	For	For
3.e	Authorize the Board of Directors of the Company to fix the Directors' fee	Management	For	For
4	Re-appoint Ernst & Young as the Auditors of the Company and authorize the Board of Directors of the Company to fix their remuneration	Management	For	For
5
Authorize the Directors of the Company to allot, issue or deal with shares of the Company not exceeding 20% of the aggregate
nominal amount of the issued share capital of the Company as at the date of passing this resolution
		Management	For	For
6	Authorize the Directors of the Company to repurchase shares of the Company not exceeding 10% of the nominal amount of the issued share capital of the Company as at the date of passing this resolution	Management	For	For
7	Approve to extend the general mandate to issue shares of the Company under Resolution 5 by adding the nominal amount of the shares repurchased under Resolution 6	Management	For	For

BEIJING NORTH STAR CO LTD
Security	Y0770G105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	09-Jun-2010
ISIN	CNE100000262	Agenda		702387956 - Management
Item	Proposal	Type	Vote	For/Against Management
S.1
Approve the "Proposal for amendment of the Articles of
Association" of the Company: (i) the original text of Article 20: the share capital structure of the Company shall be: 3,367,020,000 ordinary shares, of which the domestic shareholder, Beijing North
Star Industrial Group Company, holds 1,160,000,000 shares,
representing approximately 34.45% of the total number of ordinary shares of the Company; shareholders of overseas listed foreign shares (H shares) hold 707,020,000 shares, representing
approximately 21% of the total number of ordinary shares of the
Company; and other shareholders of PRC listed domestic shares
(A shares) hold 1,500,000,000 shares, representing approximately
44.55% of the share capital of the Company, to be amended to:
the share capital structure of the Company shall be:
3,367,020,000 ordinary shares, CONTD.
		Management	For	For
CONT
CONTD. of which the domestic shareholder, Beijing North Star
Industrial Group-Company, holds 1,161,000,031 shares,
representing approximately 34.48% of the-total number of ordinary shares of the Company; shareholders of overseas-listed foreign shares (H shares) hold 707,020,000 shares, representing-
approximately 21% of the total number of ordinary shares of the
Company; and-other shareholders of PRC listed domestic shares
(A shares) hold-1,498,999,969 shares, representing approximately
44.52% of the share capital-of the Company; (ii) the original text of
Clause 4 of Article 84:-Shareholders (including proxies) who attend the shareholders' general meeting-shall take one of the following stances when a resolution is put forward for-voting: for, against or abstain, any votes which are uncompleted, erroneously-
completed CONTD.
Non-Voting
CONT
CONTD. or illegible or uncasted votes shall be counted as an abstention of-voting rights and the outcome of votes shall be counted as "abstain", to be-amended to: Shareholders (including proxies) who attend the shareholders'-general meeting shall take one of the following stances when a resolution is-put forward for voting: for, against or abstain, any votes which are-uncompleted, erroneously completed or illegible or uncasted votes shall be-
counted as an abstention of voting rights by the votes and the voting results-of the number of shares they hold shall be counted as "abstain", abstentions-or failure to vote shall not be taken into account in the voting results when-calculating the voting results
Non-Voting
S.2
Approve the proposal for amendment of the rules and procedures of the shareholders' general meetings of the Company: (i) the original text of Section 17: the Company, when convening the shareholders' general meeting, will hire lawyers to provide
published legal opinions on the following: (4) Provide legal advice on other relevant issues upon the request of the Company, to be amended to: the Company, when convening the shareholders'
general meeting, will hire lawyers to provide published legal opinions on the following: (4) other issues as may be requested by the Company; (ii) the original text of Section 46: Such instrument shall state whether the proxy, in the absence of any specific instructions from the appointor, may vote as he/she thinks fit, to be amended to: Such instrument shall state that the proxy, CONTD.
		Management	For	For
CONT
CONTD. in the absence of any specific instructions from the
appointor, may-vote as he/she thinks fit; (iii) the original text of
Section 82:-Shareholders who attend the shareholders' general meeting shall take one of-the following stances when a resolution is put forward for voting: for,-against or abstain. Any votes which are uncompleted, erroneously completed or-illegible or uncasted votes shall be counted as an abstention of voting-rights and the outcome of votes shall be counted as "abstain", to be amended-to:
Shareholders (including proxies) who attend the shareholders'
general-meeting shall take one of the following stances when a resolution is put-forward for voting: for, against or abstain, any votes which are uncompleted,-erroneously completed or illegible or uncasted votes shall CONTD.
Non-Voting
CONT
CONTD. be counted as an abstention of voting rights by the votes and the-voting results of the number of shares they hold shall be counted as-"abstain", abstentions or failure to vote shall not be taken into account in-the voting results when calculating the voting results
Non-Voting
3	Approve the audited financial statements of the Company for the year of 2009 prepared in accordance with the China accounting standards and the Hong Kong financial reporting standards respectively	Management	For	For
4
Approve the report of the Directors of the Company for the year of
2009 prepared in accordance with the PRC and the Hong Kong
relevant regulations and requirements for disclosure in annual report respectively.
		Management	For	For
5	Approve the report of the supervisory committee of the Company for the year of 2009	Management	For	For
6	Approve the scheme of profit distribution of the Company for the year of 2009	Management	For	For
7	Approve the resolution on the remuneration of the Directors of the Compnay	Management	For	For
8	Approve the "resolution on the remuneration of the supervisors" of the Company	Management	For	For
9
Re-appoint of PricewaterhouseCoopers Zhong Tian CPAs
Company limited and PricewaterhouseCoopers, as the
Company's PRC and international Auditors respectively for the year of 2010, and to propose the shareholders general meeting to authorize the Board of Directors to determine their remuneration
		Management	For	For

CHINA OVERSEAS LAND & INVESTMENT LTD
Security	Y15004107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	09-Jun-2010
ISIN	HK0688002218	Agenda		702389013 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	Receive and adopt the Audited financial statements and the reports of the Directors and the Independent Auditor's report for the FYE 31 DEC 2009	Management	For	For
2.a	Re-elect Mr. Kong Qingping as a Director	Management	For	For
2.b	Re-elect Mr. Xiao Xiao as a Director	Management	For	For
2.c	Re-elect Mr. Dong Daping as a Director	Management	For	For
2.d	Re-elect Mr. Nip Yun Wing as a Director	Management	For	For
2.e	Re-elect Mr. Lin Xiaofeng as a Director	Management	For	For
2.f	Re-elect Mr. Lam Kwong Siu as a Director	Management	For	For
2.g	Re-elect Dr. Wong Ying Ho, Kennedy as a Director	Management	For	For
3	Authorize the Board to fix the remuneration of the Directors	Management	For	For
4	Approve the declaration of a final dividend for the YE 31 DEC 2009 of HK 13 cents per share	Management	For	For
5	Re-appoint Deloitte Touche Tohmatsu as the Auditors and authorize the Board to fix their remuneration	Management	For	For
6	Authorize the Directors the general and unconditional mandate to repurchase shares in the capital of the Company up to 10% of the issued share capital of the Company	Management	For	For
7	Authorize the Directors the general and unconditional mandate to allot, issue and deal with new shares not exceeding 20% of the issued share capital of the Company	Management	For	For
8
Approve the extension of the authority granted to the Directors by
Resolution 7 above by adding the number of shares repurchased pursuant to the authority granted to the Directors by Resolution 6 above
		Management	For	For
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100419/LTN2 0100419484.pdf	Non-Voting

BEIJING ENTERPRISES WATER GROUP LTD
Security	G0957L109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	09-Jun-2010
ISIN	BMG0957L1090	Agenda		702403952 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100428/LTN2 0100428617.pdf	Non-Voting
1	Receive the audited financial statements of the Company and the reports of the Directors and the Auditors for the YE 31 DEC 2009	Management	For	For
2.1	Re-elect Mr. Jiang Xinhao as an Executive Director of the Company	Management	For	For
2.2	Re-elect Mr. Hu Xiaoyong as an Executive Director of the Company	Management	For	For
2.3	Re-elect Mr. Zhou Min as an Executive Director of the Company	Management	For	For
2.4	Re-elect Mr. Li Haifeng as an Executive Director of the Company	Management	For	For
2.5	Re-elect Mr. Zhang Gaobo as an Independent Non-Executive Director of the Company	Management	For	For
2.6	Authorize the Board of Directors to fix the Directors' remuneration	Management	For	For
3	Re-appoint Messrs. Ernst & Young as the Auditors of the Company and to authorize the Board of Directors to fix their remuneration	Management	For	For
4	Approve to grant a general mandate to the Directors to repurchase shares of the Company	Management	For	For
5	Approve to grant a general mandate to the Directors to allot, issue or otherwise deal with additional shares of the Company	Management	For	For
6	Approve to extend the general mandate to the Directors to allot, issue or otherwise deal with additional shares of the Company by the amount of shares purchased	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT
IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

NEW TIMES ENERGY CORP LTD
Security	G6488Q103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	09-Jun-2010
ISIN	BMG6488Q1033	Agenda		702407695 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ''IN FAVOR" OR "AGAINST"-ONLY ALL THE RESOLUTIONS. THANK YOU	Non-Voting
1	Receive the audited financial statements and the reports of the Directors and Auditors for the YE 31 DEC 2009	Management	For	For
2ai	Re-elect Mr. Cheng Kam Chiu, Stewart as an Executive Director	Management	For	For
2aii	Re-elect Mr. Wong Man Kong, Peter as a Non-Executive Director	Management	For	For
2aiii	Re-elect Mr. Chiu Wai On as an Independent Non-Executive Director	Management	For	For
2b	Authorize the Board of Directors to fix their remuneration	Management	For	For
3	Appointment of Crowe Horwath (HK) CPA Limited as the Auditors of the Company and its subsidiaries and authorize the Board of Directors to fix their remuneration	Management	For	For
4
Authorize the Directors, pursuant to the Listing Rules, the exercise by the Directors during the Relevant Period (as hereinafter
defined) to allot, issue and otherwise deal with additional shares of the Company (the "Shares") or securities convertible into Shares, and to make or grant, offers, agreements and options which might require the exercise of such power provided that the aggregate nominal amount of the share capital of the Company allotted or agreed conditionally or unconditionally to be allotted (whether pursuant to an option or otherwise) and issued by the Directors shall not exceed 20% of the aggregate nominal amount of the
share capital of the Company in issue at the date of passing of this resolution, otherwise than pursuant to: CONTD
		Management	For	For
CONT
CONTD (i) a Rights Issue (as hereinafter defined); (ii) the exercise of-rights of subscription or conversion under the terms of any warrant issued by-the Company or any securities which are
convertible into Shares; (iii) the-exercise of any option scheme or similar arrangement for the time being-adopted for the grant or issue to officers and/or employees of the Company-and/or any of its subsidiaries of Shares or rights to acquire Shares; (iv)-any scrip dividend or similar arrangements providing for the allotment of-
shares in lieu of the whole or part of a dividend on Shares in accordance-with the Bye-Laws of the Company;  Authority expires at the earliest of the-conclusion of the next AGM of the Company and the expiration of the period-within which the next annual general meeting of the Company is required by-law or the Bye-
Laws of the Company to be held
Non-Voting
5
Authorize the Directors of the Company to repurchase issued
shares in the capital of the Company on The Stock Exchange of
Hong Kong Limited or on any other stock exchanges on which the
Shares may be listed and recognized for this purpose by the
Securities and Futures Commission and The Stock Exchange of
Hong Kong Limited under the Code on Share Repurchases, and
subject to and in accordance with all applicable laws and the requirements of the Rules Governing the Listing of Securities
CONTD
		Management	For	For
CONT
CONTD on The Stock Exchange of Hong Kong Limited or of any
other stock-exchanges (as amended from time to time), not
exceeding 10% of the aggregate-nominal amount of the share
capital of the Company in issue as at the date of-passing of this resolution;  Authority expires at the earliest of the-conclusion of the next AGM of the Company and the expiration of the period-
within which the next annual general meeting of the Company is required by-law or the Bye-Laws of the Company to be held
Non-Voting
6
Approve, conditional upon the passing of Resolutions 4 and 5, to extend the general mandate granted to the Directors to exercise the powers of the Company to allot, issue and otherwise deal with shares of the Company pursuant to Resolution 4 by the addition to the aggregate nominal amount of the share capital of the
Company which may be allotted by the Directors pursuant to such general mandate an amount representing the aggregate nominal amount of the share capital of the Company repurchased by the
Company under the authority granted pursuant to Resolution 5 above, provided that such amount shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing of this resolution
		Management	For	For
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2 01004291082.pdf	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

CHINA MENGNIU DAIRY CO LTD
Security	G21096105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	09-Jun-2010
ISIN	KYG210961051	Agenda		702408469 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the audited financial statements and the reports of the Directors and the Independent Auditors FYE 31 DEC 2009	Management	For	For
2	Approve the proposed final dividend	Management	For	For
3 A	Re-elect Mr. Niu Gensheng as Director and authorize the Board of Directors of the Company to fix his remuneration	Management	For	For
3 B	Re-elect Mr. Wu Jingshui as Director and authorize the Board of Directors of the Company to fix his remuneration	Management	For	For
3 C	Re-elect Mr. Ding Sheng as Director and authorize the Board of Directors of the Company to fix his remuneration	Management	For	For
3 D	Re-elect Mr. Jiao Shuge as a Director and authorize the Board of Directors of the Company to fix his remuneration	Management	For	For
3 E	Re-elect Mr. Julian Juul Wolhardt as a Director and authorize the Board of Directors of the Company to fix his remuneration	Management	For	For
3 F	Re-elect Mr. Ma Wangjun as a Director and authorize the Board of Directors of the Company to fix his remuneration	Management	For	For
3 G	Re-elect Mr. Zhang Julin as a Director and authorize the Board of Directors of the Company to fix his remuneration	Management	For	For
4	Re-appoint Ernst & Young as the Auditors of the Company and authorize the Board of Directors to fix their remuneration	Management	For	For
5	Authorize the Directors to repurchase shares in the Company not exceeding 10% of the issued share capital of the Company	Management	For	For
6	Authorize the Directors to allot, issue and deal with additional shares not exceeding 20% of the issued share capital of the Company	Management	For	For
7	Authorize the Directors to allot, issue and deal with additional shares in the Company to include the nominal amount of shares repurchased under Resolution 5, if passed	Management	For	For
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2 01004291779.pdf	Non-Voting

CHINA ST CONSTRUCTION INTL HLDGS LTD
Security	G21677136	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	09-Jun-2010
ISIN	KYG216771363	Agenda		702409144 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100415/LTN2 0100415340.pdf	Non-Voting
1	Receive and adopt the audited financial statements and the reports of the Directors and Auditor for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend for the YE 31 DEC 2009 of HK 3.50 cents per share	Management	For	For
3.A	Re-elect Mr. Kong Qingping as a Director	Management	For	For
3.B	Re-elect Mr. Zhou Yong as a Director	Management	For	For
3.C	Re-elect Mr. Zhang Yifeng as a Director	Management	For	For
3.D	Re-elect Mr. Zhou Hancheng as a Director	Management	For	For
4	Authorize the Board to fix the remuneration of the Directors	Management	For	For
5	Re-appoint Messrs. Deloitte Touche Tohmatsu as the Auditor and authorize the Board to fix their remuneration	Management	For	For
6.A	Approve the Ordinary Resolution 6 A of the Notice of AGM to give a general mandate to the Directors to issue additional shares of the Company	Management	For	For
6.B	Approve the Ordinary Resolution 6 B of the Notice of AGM to give a general mandate to the Directors to repurchase shares of the Company	Management	For	For
6.C	Approve the Ordinary Resolution 6 C of the Notice of AGM to extend the general mandate granted to the Directors pursuant to Ordinary Resolution 6 A to issue additional shares of the Company	Management	For	For

AMVIG HOLDINGS LTD
Security	ADPV10225	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	09-Jun-2010
ISIN	KYG0420V1068	Agenda		702417216 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100430/LTN2 0100430409.pdf	Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Receive and approve the audited consolidated financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2009	Management	For	For
2	Approve the final dividend for the YE 31 DEC 2009 of HK 15.8 cents per share of HKD 0.01 each in the capital of the Company	Management	For	For
3.a	Re-elect Mr. Chan Chew Keak, Billy as Non-executive Director	Management	For	For
3.b	Re-elect Mr. Ge Su as Executive Director	Management	For	For
3.c	Re-elect Mr. Tay Ah Kee, Keith as Independent Non-executive Director	Management	For	For
3.d	Re-elect Mr. Au Yeung Tin Wah, Ellis as Independent Non- executive Director	Management	For	For
3.e	Authorize the Board of Directors to fix the Directors' remuneration	Management	For	For
4	Re-appoint the Company's Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For
5	Grant a general mandate to the Directors to issue, allot and otherwise deal with the Company's shares	Management	For	For
6	Grant a general mandate to the Directors to repurchase the Company's shares	Management	For	For
7	Approve to add the nominal amount of the shares repurchased by the Company to the mandate granted to the Directors under Resolution 5	Management	For	For

SINOFERT HOLDINGS LTD, HAMILTON
Security	G8403G103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	09-Jun-2010
ISIN	BMG8403G1033	Agenda		702419892 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100506/LTN2 0100506469.pdf	Non-Voting
1	Receive and adopt the audited consolidated financial statements of the Company and the reports of the Directors and the Auditors of the Company for the YE 31 DEC 2009	Management	For	For
2.a	Re-elect Mr. Liu De Shu as a Non-executive Director of the Company	Management	For	For
2.b	Re-elect Mr. Du Ke Ping as an Executive Director of the Company	Management	For	For
2.c	Re-elect Mr. Ko Ming Tung, Edward as an Independent Non- executive Director of the Company	Management	For	For
2.d	Re-elect Mr. Tang Tin Sek as an Independent Non-executive Director of the Company	Management	For	For
3	Authorize the Board of Directors of the Company to fix the remuneration for all Directors	Management	For	For
4	Re-appoint Deloitte Touche Tohmatsu as the Auditors of the Company and to authorize the Board of Directors of the Company to fix their remuneration	Management	For	For
5	Authorize the Directors a general mandate to allot, issue and deal with ordinary shares of the Company	Management	For	For
6	Authorize the Directors a general mandate to repurchase ordinary shares of the Company	Management	For	For
7	Authorize the directors to allot, issue and deal with ordinary shares of the Company by the number of ordinary shares repurchased	Management	For	For
S.8	Approve the proposed amendments to the bye-laws of the Company	Management	For	For

SHENZHEN INVESTMENT LTD
Security	Y7743P120	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	09-Jun-2010
ISIN	HK0604011236	Agenda		702428916 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2 0100429725.pdf	Non-Voting
1	Receive the audited financial statements, the reports of the Directors and the independent Auditors' report for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend for the YE 31 DEC 2009	Management	For	For
3.a	Re-election of Mr. Guo Limin as a Director	Management	For	For
3.b	Re-election of Mr. Xu Ruxin as a Director	Management	For	For
3.c	Re-election of Mr. Mou Yong as a Director	Management	For	For
3.d	Re-election of Mr. Liu Biao as a Director	Management	For	For
3.e	Re-election of Dr. Wu Jiesi as a Director	Management	For	For
3.f	Re-election of Mr. Li Wai Keung as a Director	Management	For	For
3.g	Re-election of Mr. Wu Wai Chung, Michael as a Director	Management	For	For
3.h	Authorize the Board of Directors to fix the Directors' fees	Management	For	For
4	Re-appointment of Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For
5	Authorize the Directors to repurchase shares	Management	For	For
6	Authorize the Directors to issue shares	Management	For	For
7	Approve to issue shares by addition thereto the shares repurchased by the Company	Management	For	For

KUNLUN ENERGY CO LTD
Security	G5320C108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	10-Jun-2010
ISIN	BMG5320C1082	Agenda		702387817 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100420/LTN2 0100420329.pdf	Non-Voting
1	Adopt the audited financial statement and the reports of the Directors and Auditors for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend of HKD 0.07 per share	Management	For	For
3.A.i	Re-elect Mr. Zhang Bowen as a Director	Management	For	For
3.Aii	Re-elect Dr. Liu Xiao Feng as a Director	Management	For	For
3.B	Authorize the Directors to fix the remuneration of the Directors	Management	For	For
4	Appointment of PricewaterhouseCoopers as the Auditors for the ensuing year and authorise the Directors to fix their remuneration	Management	For	For
5	Approve the share issue mandate	Management	For	For
6	Approve the share repurchase mandate	Management	For	For
7	Approve extension of the share issue mandate under ordinary resolution 5 by the number of shares repurchased under ordinary resolution 6	Management	For	For

BEIJING ENTERPRISES HLDGS LTD
Security	Y07702122	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	10-Jun-2010
ISIN	HK0392044647	Agenda		702423978 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK- http://www.hkexnews.hk/listedco/listconews/sehk/20100510/LTN2 0100510029.pdf	Non-Voting
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO DELETION
OF COMMENT AND RECEIPT OF-ACTUAL RECORD DATE. IF
YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETU-RN THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THAN-K YOU.
Non-Voting
1	Receive the audited consolidated financial statements and reports of the Directors and of the Auditors for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend	Management	For	For
3.1	Re-elect Mr. Wang Dong as a Director	Management	For	For
3.2	Re-elect Mr. Lei Zhengang as a Director	Management	For	For
3.3	Re-elect Mr. Jiang Xinhao as a Director	Management	For	For
3.4	Re-elect Mr. Tam Chun Fai as a Director	Management	For	For
3.5	Re-elect Mr. Wu Jiesi as a Director.	Management	For	For
3.6	Re-elect Mr. Lam Hoi Ham as a Director	Management	For	For
3.7	Authorize the Board of Directors to fix Directors' remuneration	Management	For	For
4	Re-appoint Messrs. Ernst & Young as the Auditors and to authorize the Board of Directors to fix their remuneration	Management	For	For
5	Authorize the Directors to purchase shares not exceeding 10% of the existing issued share capital of the Company on the date of this resolution	Management	For	For
6	Authorize the Directors to issue, allot and deal with additional shares not exceeding 20% of the existing issued share capital of the Company on the date of this resolution	Management	For	For
7	Approve to extend the general mandate granted to the Directors to issue shares in the capital of the Company by the number of shares repurchased	Management	For	For

KUNLUN ENERGY CO LTD
Security	G5320C108	Meeting Type		Special General Meeting
Ticker Symbol		Meeting Date	10-Jun-2010
ISIN	BMG5320C1082	Agenda		702453717 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-FOR ALL RESOLUTIONS. THANKS YOU.	Non-Voting
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100525/LTN2 0100525144.pdf	Non-Voting
1.	Approve the transactions contemplated under the Jiangsu LNG Acquisition Agreement, as specified	Management	For	For
2.	Approve the Revised Caps for each of the two FYE 31 DEC 2011, as specified	Management	For	For
3.	Approve the transactions contemplated under the Third Supplemental Agreement and the Proposed Caps for each of the two FYE 31 DEC 2011, as specified	Management	For	For

FIRST TRACTOR CO LTD
Security	Y25714109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	11-Jun-2010
ISIN	CNE100000320	Agenda		702423992 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100426/LTN2 0100426057.pdf	Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR" OR "AGAINST" FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Approve the report of the Board the "Board" of Directors the "Directors" of the Company for the year 2009	Management	For	For
2	Approve the report of the supervisory committee of the Company for the year 2009	Management	For	For
3	Approve the audited financial report for the year 2009	Management	For	For
4	Approve the distribution proposal of the Company in respect of the dividend for the YE 31 DEC 2009	Management	For	For
5
Re-appointment of UHY Vocation HK CPA Limited and Vocation
International Certified Public Accountants Company Limited as the
International and PRC Auditors of the Company for the year 2010 and authorize the Board to determine their remunerations
		Management	For	For
S.1
Approve, subject to compliance with provisions under Chapters 14 and 14A of the Rules Governing the Listing of Securities on the
Stock Exchange of Hong Kong Limited in relation to, among other things, shareholders' approval, and other relevant provisions, and the accumulated limit not exceeding 50% of the latest audited net assets values of the Company  consolidated financial statements , authorize the Board to determine matters related to investment and execute relevant investment agreements and other relevant documents, such investment scope includes: (i) short-term
investments, which refer to investments (ready to be realized in anytime) purchased by the Company and will be held for no more than one year (including one year), including shares, funds, bonds, etc; CONTD
		Management	For	For
CONTD
CONTD..(ii) long-term investments, which refer to all types of investments-made by the Company which cannot be or are not
ready to be realized within-one year, including investments in bonds, equity interests and other-investment etc; (iii) projects on mergers and acquisitions, assets disposals,-etc; and authorize the
Board to determine  including but not limited to) (i)-investment plans; (ii) targets to be invested; (iii) actual investment-amounts;
(iv) actual investment methods (including by way of issuance of-
domestic shares or overseas listed foreign shares); (v) actual time of-investments, within the period from the date of convening 2009
AGM to the-date of convening 2010 AGM
Non-Voting
S.2
Approve the Company of placing, issuing or dealing with domestic shares and overseas listed foreign shares of the Company solely or jointly within the relevant period with an amount of no more than 20% of the issued shares of that class of shares of the
Company as at the date of passing of this resolution, provided that
China Securities Regulatory Commission and the relevant
governmental authorities granting the relevant approvals; and
authorize the Board to handle the matters in relation to such placement or issue and to make any necessary amendments as it considers appropriate to the articles of association of the
Company, so as to reflect the changes in the structure of share capital of the Company resulting from such placement or issue of shares
		Management	For	For
S.3	Authorize the Board to declare an interim dividend to the shareholders of the Company for the half YE 30 JUN 2010	Management	For	For

DATANG INTERNATIONAL POWER GENERATION CO LTD
Security	Y20020106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	11-Jun-2010
ISIN	CNE1000002Z3	Agenda		702455557 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 699635 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTION NUMERS. THANK YOU.	Non-Voting
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:h- ttp://www.hkexnews.hk/listedco/listconews/sehk/20100526/LTN20 100526009.pdf	Non-Voting
1.	Approve the report of the Board of Directors of the Company (the Board) for the year 2009 (including Independent Non-Executive Directors report on work)	Management	For	For
2.	Approve the report of the Supervisory Committee of the Company for the year 2009	Management	For	For
3.	Approve the proposal of final accounts for the year 2009	Management	For	For
4.	Approve the profit distribution proposal for the year 2009	Management	For	For
5.
Approve the resolution on provisions of guarantees for financings of Xinyu Power Company, Qian'an Thermal Power Company,
Diaobingshan Power Company, Liaoning Wind Power Company
and Zhangzhou Wind Power Company
		Management	For	For
6.	Approve the capital contribution to the establishment of Fuxin Coal-based Gas Company for the purpose of constructing Fuxin Coal-based Gas Project	Management	For	For
7.	Approve the resolution on adjustment of total investment and capital contribution proposal of Keqi Coal-based Gas Project	Management	For	For
8.	Appointment of the Auditor of the Company for the year 2010	Management	For	For
S.9	Amend the Articles of Association of the Company	Management	For	For
S.10	Grant a mandate to the Board to issue new shares not more than 20% of each class of shares	Management	For	For
S.11	Approve the resolution on the fulfillments to the conditions for non- public issue of a shares by Datang International Power Generation Company Limited	Management	For	For
S12.1	Approve the resolution for Non-public issue of A shares: Share type and par value	Management	For	For
S12.2	Approve the resolution for Non-public issue of A shares: Issue size	Management	For	For
S12.3	Approve the resolution for Non-public issue of A shares: Method and timing of issue	Management	For	For
S12.4	Approve the resolution for Non-public issue of A shares: Target subscribers and subscription method	Management	For	For
S12.5	Approve the resolution for Non-public issue of A shares: Place of listing	Management	For	For
S12.6	Approve the resolution for Non-public issue of A shares: Issue price and method of pricing	Management	For	For
S12.7	Approve the resolution for Non-public issue of A shares: Use of fundraising proceeds	Management	For	For
S12.8	Approve the resolution for Non-public issue of A shares: Arrangement for the accumulated profits	Management	For	For
S12.9	Approve the resolution for Non-public issue of A shares: Arrangement for the lock-up period	Management	For	For
S1210	Approve the resolution for Non-public issue of A shares: Effective period for current issue	Management	For	For
S.13	Approve the feasibility analysis report on the use of fundraising proceeds under the current non-public issue of A shares	Management	For	For
S.14	Approve the report on the previous use of fundraising proceeds	Management	For	For
S.15	Authorize the Board to conduct all matters in relation to the current non-public issue of a shares at its discretion	Management	For	For

PERUSAHAAN PERSEROAN PERSERO P T TELEKOMUNIKIASI I
Security	Y71474137	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	11-Jun-2010
ISIN	ID1000099104	Agenda		702465762 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve to appoint the Board of Directors and the Commissioners	Management	For	For

PERUSAHAAN PERSEROAN PERSERO P T TELEKOMUNIKIASI I
Security	Y71474137	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	11-Jun-2010
ISIN	ID1000099104	Agenda		702467437 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the 2009 annual report	Management	For	For
2	Ratify the 2009 financial report and acquit et decharge for the Directors and the Commissioners	Management	For	For
3	Approve the 2009 profit allocation	Management	For	For
4	Approve to determine the remuneration for 2010 for the Directors and Commissioners	Management	For	For
5	Appointment of the Public Accountant for 2010	Management	For	For
6	Amend the Articles of Association	Management	For	For
7	Approve the utilization of treasury stock resulted from Share Buy Backs I, II and III	Management	For	For

KEPPEL CORPORATION LIMITED
Security	Y4722Z120	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	16-Jun-2010
ISIN	SG1U68934629	Agenda		702469075 - Management
Item	Proposal	Type	Vote	For/Against Management
1.
Approve, pursuant to Article 124 of the Articles of Association of the Company: a) subject to the approvals (as specified) having been obtained and remaining in force, the Company makes a
distribution of up to 325,900,000 units in K-Green Trust (KGT
Units) held directly by the Company immediately prior to Listing
(as specified) by way of a dividend in specie (distribution) to entitled shareholders (as specified) on the basis of 1 KGT unit for every 5 ordinary shares in the share capital of the Company
(Shares) held by shareholders of the Company (Shareholders) as at the Books Closure Date (as specified), fractional entitlements of
KGT Units to be disregarded, free of encumbrances and together with all rights attaching thereto on and from the date the
Distribution is effected, except that for practical reasons and in order to avoid violating applicable securities laws outside
Singapore, the KGT Units will not be distributed to any
Shareholder whose registered address (as recorded in the
Register of Members of the Company or in the Depository
Register maintained by The Central Depository (Pte) Limited
(CDP)) for the service of notice and documents is outside
Singapore as at the Books Closure Date (Overseas Shareholder)
and who have not at least three market days prior to the Books
Closure Date provided the Company's Share Registrar (B.A.C.S.
Private Limited at 63 Cantonment Road, Singapore 089758) or
CDP, as the case may be, with addresses in Singapore for the service of notices or documents in accordance with the foregoing and such KGT Units shall be dealt with in the manner set out in paragraph (c) below; any resulting fractional KGT Units be
aggregated and held by the Company for such purpose as the
directors of the Company (Directors) deem fit; arrangements will be made for the distribution of KGT Units which would otherwise have been distributed to the Overseas Shareholders pursuant to the Distribution to be distributed to such person(s) as the Directors may appoint, who shall sell such KGT Units at prices prevalent at the time of sale and thereafter distribute the aggregate amount of the net proceeds, after deducting all dealing and other expenses in connection therewith, proportionately among such Overseas
Shareholders according to their respective entitlements to KGT
Units as at the Books Closure Date in full satisfaction of their rights to the KGT Units, provided that where the net proceeds to which any particular Overseas Shareholder is entitled is less than
SGD 10.00, such net proceeds shall be retained for the benefit of the Company, and no Overseas Shareholder shall have any claim whatsoever against the Company or CDP in connection therewith;
authorize the Directors and each of them to determine the amount to be appropriated out of the retained profits of the Company to meet the value of the KGT Units to be distributed to the Entitled
Shareholders; and to complete and to do all such acts and things, decide all questions and exercise all discretions (including approving, modifying and executing all documents) as they may consider necessary or expedient in connection with the
Distribution and/or to give effect to the Distribution
		Management	For	For

PT PERUSAHAAN ROKOK TJAP GUDANG GARAM TBK
Security	Y7121F165	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	17-Jun-2010
ISIN	ID1000068604	Agenda		702388009 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve of the Board of Directors report for book year 2009	Management	For	For
2	Ratification of financial statement report for year 2009	Management	For	For
3	Approve the determination of dividend	Management	For	For
4	Authorize the Directors meeting to determine the roles and responsibility of the Board of Directors	Management	For	For
5	Authorize the Commissioner to determine the Board of Directors Salary	Management	For	For
6	Approve to determination of salary and or other allowances for the Board of Commissioners	Management	For	For
7	Approve to change in the Board of Management	Management	For	For
8	Authorize the Board of Directors to appoint of independent public accountant to Audit Company's Books	Management	For	For

JIANGXI COPPER CO LTD
Security	Y4446C100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	17-Jun-2010
ISIN	CNE1000003K3	Agenda		702404752 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100428/LTN2 01004281244.pdf	Non-Voting
1	Approve the report of the Board of Directors of the Company for the year of 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company for the year of 2009	Management	For	For
3	Approve the audited financial statements and the auditors' report for the year of 2009	Management	For	For
4	Approve the proposal for distribution of profit of the Company for the year of 2009	Management	For	For
5
Appoint Ernst & Young Hua Ming and Ernst & Young as the
Company's domestic and International Auditors for the year of
2010 and to authorise the Board of Directors of the Company to determine their remunerations and any one Executive Director of the Company to enter into the service agreement and any other related documents with Ernst & Young Hua Ming and Ernst &
Young
		Management	For	For
S.6	Authorize the Directors of the Company to issue new H shares of not more than 20% of the total H shares in issue as at the date of the AGM	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

CHINA SOUTH LOCOMOTIVE & ROLLING STOCK CORPORATION
Security	Y1516V109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	17-Jun-2010
ISIN	CNE100000BG0	Agenda		702404776 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-FOR ALL RESOLUTIONS. THANKS YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100428/LTN2 01004281248.pdf	Non-Voting
1	Approve the 2009 work report of the Board of the Company	Management	For	For
2	Approve the 2009 work report of the Supervisory Committee of the Company	Management	For	For
3	Approve the 2009 final accounts of the Company	Management	For	For
4	Approve the 2009 Profit Distribution Plan of the Company	Management	For	For
5	Approve the matters in relation to the A Share connected transactions of the Company for 2010	Management	For	For
6	Approve the external guarantees provided by the Company and its subsidiaries in 2010	Management	For	For
7	Re-appoint the Auditors for 2010 and the bases for determination of their remuneration by the Company	Management	For	For
8	Approve the remuneration and welfare of the Directors and Supervisors of the Company for 2009	Management	For	For
9	Approve the adjustment of remuneration packages of Independent Directors of the Company	Management	For	For
S.10
Authorize the Board and/or the Board Committee duly authorized by the Board to separately or concurrently issue, allot and deal with new shares not exceeding 20% of each of the issued A
Shares and/or overseas listed H Shares of the Company at the time of passing of this resolution at the AGM and the authorization to the Board to deal with all matters in relation to the issue and make relevant amendments to the Articles of Association at
discretion to reflect the new share capital structure of the
Company upon the allotment and issue of such share s
		Management	For	For
S.11
Approve the change of English name of the Company into "CSR
Corporation Limited", upon the fulfillment of all necessary
conditions and the corresponding amendments to the Articles of
Association to reflect the change of English name of the Company and the authorize the Board Committee, comprising of Zhao
Xiaogang (Director) and Zheng Changhong (Director), to sign or execute other documents on behalf of the Company, do all things and take all actions as they deem necessary, desirable or
expedient to the change of the English name of the Company and the proposed amendments to the Articles of Association according to the amendment requirements by the relevant regulatory
authorities from time to time
		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING DATE AND RECORD D-ATE AND RECEIPT OF
CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
SENT IN YOUR-VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR OR-
IGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

PT PERUSAHAAN GAS NEGARA (PERSERO) TBK
Security	Y7136Y118	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	17-Jun-2010
ISIN	ID1000111602	Agenda		702470713 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the 2009 annual report	Management	For	For
2	Ratify the 2009 financial statement and Acquit Et De Charge to the Company's Board	Management	For	For
3	Approve the profit allocation for year 2009	Management	For	For
4	Appointment of Public Accountant	Management	For	For
5	Approve to determine remuneration for the Company's Board	Management	For	For
6	Approve to change the Company's Board	Management	For	For

ZHUZHOU CSR TIMES ELECTRIC CO LTD
Security	Y9892N104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	CNE1000004X4	Agenda		702402138 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100428/LTN2 0100428752.pdf	Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR" OR "AGAINST" FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Approve the report of the Board of Directors of the Company the "Board" for the YE 31 DEC 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
3	Approve the audited consolidated financial statements of the Company and its subsidiaries for the YE 31 DEC 2009 and the Auditors' reports thereon	Management	For	For
4	Approve the profits distribution plan of the Company for the YE 31 DEC 2009 and declare a final dividend for the YE 31 DEC 2009	Management	For	For
5	Re-appoint the retiring Auditors as the Auditors of the Company until the conclusion of the next AGM of the Company and authorize the Board to fix their remuneration	Management	For	For
6	Re-elect Mr. Li Donglin as an Executive Director and approve his emolument	Management	For	For
7	Re-elect Mr. Deng Huijin as a Non-Executive Director and approve his emolument	Management	For	For
8	Election of Mr. He Wencheng as a Shareholders' Representative Supervisor of the Company and approve his emolument	Management	For	For
S.9
Authorize the Board to issue, allot and deal with additional domestic shares and/or H shares of the Company not exceeding
20% of the domestic shares and the H shares respectively in
issue of the Company
		Management	For	For

SHANGHAI JIN JIANG INTERNATIONAL HOTELS (GROUP) CO
Security	Y7688D108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	CNE1000003Z1	Agenda		702405209 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL- LINKhttp://www.hkexnews.hk/listedco/listconews/sehk/20100428/ LTN20100428500.pd-f	Non-Voting
1	Approve the report of the Board of Directors of the Company (the "Board") for the YE 31 DEC 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company (the "Supervisory Committee") for the YE 31 DEC 2009	Management	For	For
3	Approve the audited financial statements and the Auditors' report of the Company and of the Group as at and for the YE 31 DEC 2009	Management	For	For
4	Approve the proposed Profit Distribution Plan and the Final Dividend Distribution Plan of the Company for the YE 31 DEC 2009 and to authorize the Board to distribute such dividend to its shareholders	Management	For	For
5
Appointment of PricewaterhouseCoopers, Hong Kong Certified
Public Accountants as the Company's International Auditors to
hold office until the conclusion of the next AGM of the Company and ratify the determination of its remuneration by the Audit
Committee of the Board
		Management	For	For
6
Appointment of PricewaterhouseCoopers Zhong Tian CPAs
Company Limited as the Company's PRC Auditors to hold office until the conclusion of the next AGM of the Company and ratify the determination of its remuneration by the Audit Committee of the
Board
		Management	For	For
S.7
Authorize the Board to issue, allot and deal with additional shares in the capital of the Company, and to make or grant offers,
agreements and options in respect thereof, details of which are set out in the notice of the meeting dated 28 APR 2010
		Management	For	For
8	Approve the proposals (if any) put forward at such meeting by any shareholder(s) of the Company holding 5% or more of the Company's shares carrying the right to vote at such meeting	Management	For	For

DONGFANG ELECTRIC CORPORATION LTD
Security	Y20958107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	CNE100000304	Agenda		702408192 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL- LINK:http://www.hkexnews.hk/listedco/listconews/sehk/20100429/ LTN20100429192.p-df	Non-Voting
1	Approve the 2009 report of the Board of Directors	Management	For	For
2	Approve the 2009 report of the Supervisory Committee	Management	For	For
3	Approve the proposal for the distribution of profits after tax for the year 2009, including the proposal for the declaration and payment of final dividends for the YE 31 DEC 2009	Management	For	For
4	Approve the 2009 Audited Financial Report of the Company	Management	For	For
5
Approve the re-appointment of Shinewing Certified Public
Accountants and Shinewing  HK  CPA Limited as PRC and
international auditors of the Company for the year 2010 and to authorize the Board to determine their respective remuneration
		Management	For	For
6
Approve the appointment of Mr. Peng Shaobing as an
Independent Non-Executive Director for a term commencing from
18 JUN 2010 until 27 JUN 2012 and to authorize the Board to
determine his remuneration in accordance with the remuneration plan for the Members of the sixth session of the Board and the
Supervisory Committee previously approved by the Shareholders at the annual general meeting of the Company held on 25 JUN
2009
		Management	For	For
S.1.a
Approve the Bonus Issue subject to and conditional upon the
Company obtaining the approvals from the relevant PRC
authorities and the Listing Committee of The Stock Exchange
Hong Kong Limited granting the listing of, and permission to deal in, new H Shares
		Management	For	For
S.1.b	Approve the increase in the registered share capital of the Company from CNY 1,001,930,000 to CNY 2,003,860,000 upon completion of the Bonus Issue	Management	For	For
S.1.c	Authorize any one Director of the Company to take any action and Execute any documents as he thinks necessary or fit to effect and implement the Bonus Issue	Management	For	For
S.1.d	Amend the Articles of Association of the Company	Management	For	For
S.2	Approve to grant the general mandate to the Directors to allot new shares of the Company	Management	For	For

PLEASE NOTE THAT THE METHOD OF ACCUMULATIVE POLL
SHALL BE ADOPTED, ACCORDING T-O WHICH THE NUMBER
OF VOTES ENTITLED FOR EACH SHARE HELD BY THE
SHAREHOLDER SH-ALL EQUAL TO THE NUMBER OF
PROPOSED DIRECTORS AND THE NUMBER OF VOTES OF
SHARE-HOLDERS CAN BE CONCENTRATED IN USE. THANK
YOU.
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF ADDITIONAL COMMENT. IF Y-OU HAVE ALREADY SENT
IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

DONGFENG MTR GROUP CO LTD
Security	Y21042109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	CNE100000312	Agenda		702408697 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR" OR "AGAINST" FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2 01004291366.pdf	Non-Voting
1	Approve the report of the Board of Directors the "Board' of the Company for the YE 31 DEC 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
3	Approve the report of the International Auditors and audited financial statements of the Company for the YE 31 DEC 2009	Management	For	For
4	Approve the profit distribution plan of the Company for the YE 31 DEC 2009 and authorize to the Board to deal with all issues relating to the distribution of the final dividend for the year 2009	Management	For	For
5
Authorize the Board to deal with all issues in relation to the
Company's distribution of interim dividend for the year 2010 in its absolute discretion  including, but not limited to, determining whether to distribute interim dividend for the year 2010
		Management	For	For
6
Re-appointment of Ernst & Young as the International Auditors of
the Company, and Ernst & Young Hua Ming as the PRC Auditors
of the Company for the year 2010 to hold office until the
conclusion of the next AGM, and authorize the Board to fix their remuneration
		Management	For	For
7	Authorize the Board to fix the remuneration of the Directors and the Supervisors of the Company for the year 2010	Management	For	For
S.8	Authorize the Board to issue, allot and deal with additional shares in the Company not exceeding 20% of each of the existing Domestic Shares and H Shares in issue	Management	For	For

CHINA MINSHENG BKG CORP LTD
Security	Y1495M112	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	CNE100000HF9	Agenda		702409283 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK h- ttp://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN20 1004291178.pdf	Non-Voting
1	Approve the annual report of the Company for 2009	Management	For	For
2	Approve the work report of the Board of Directors of the Company for 2009	Management	For	For
3	Approve the work report of the Supervisory Board of the Company for 2009	Management	For	For
4	Approve the audited accounts of the Company for 2009	Management	For	For
5	Approve the proposed profit appropriation plan of the Company for 2009	Management	For	For
6	Approve the annual budgets of the Company for 2010	Management	For	For
7	Approve the appointment of the Auditing Firm of the Company for 2010 and their remuneration	Management	For	For
8	Approve the amendments to certain provisions in the Rules of Procedure for the Shareholders' General Meeting of China Minsheng Banking Corp., Ltd	Management	For	For
9	Approve the amendments to certain provisions in the Rules of Procedure for the Meeting of the Board of Directors of China Minsheng Banking Corp., Ltd	Management	For	For
10	Approve the amendments to certain provisions in the Rules of Procedure for the Meeting of the Supervisory Board of China Minsheng Banking Corp., Ltd	Management	For	For
11	Approve to grant a credit line to Legend Holdings Limited and its subsidiaries	Management	For	For
S.12	Approve the amendments to Articles 3, 23, 24 and 27 of the Articles of Association of the Company, as specified	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF ARTICLE NUMBERS IN RESOL-UTION 12. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
THIS PR-OXY FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

GREAT WALL TECHNOLOGY CO LTD
Security	Y2869H101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	CNE100000346	Agenda		702409524 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100430/LTN2 0100430815.pdf	Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Approve the report of the Board of Directors of the Company the Board for the YE 31 DEC 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
3	Receive and adopt the audited financial statements of the Company and the Auditors' report for the YE 31 DEC 2009	Management	For	For
4
Approve the Profit Distribution Plan and the final dividend
distribution Plan of the Company for the YE 31 DEC 2009 and
authorize the Board to distribute such final dividend to the shareholders of the Company
		Management	For	For
5	Approve the remuneration of the Directors, the Supervisors and the Senior Management of the Company for the YE 31 DEC 2009	Management	For	For
6
Re-appoint Shinewing (HK) CPA Limited as the International
Auditors and Shinewing Certified Public Accountants as the
Domestic Auditors of the Company for year 2010 and authorize the Board to fix their respective remuneration
		Management	For	For
7.i	Re-elect Mr. Lu Ming as an Executive Director of the Company	Management	For	For
7.ii	Re-elect Mr. Tam Mau Chi as an Executive Director of the Company	Management	For	For
7.iii	Re-elect Mr. Yang Jun as an Executive Director of the Company	Management	For	For
7.iv	Re-elect Mr. Su Duan as an Executive Director of the Company	Management	For	For
7.v	Election of Mr. Liu Liehong as an Executive Director of the Company	Management	For	For
7.vi	Election of Mr. Du Heping as an Executive Director of the Company	Management	For	For
7.vii	Election of Mr. Chen Zhiya as an Independent Non-Executive Director of the Company	Management	For	For
7viii	Election of Mr. Yao Xiaocong as an Independent Non-Executive Director of the Company	Management	For	For
7.ix	Election of Dr. James Kong Tin Wong as an Independent Non- Executive Director of the Company	Management	For	For
7.x	Approve the remuneration of the Directors so re-elected and elected	Management	For	For
8.i	Election of Mr. Lang Jia as a Supervisor of the Company	Management	For	For
8.ii	Election of Ms. Kong Xeuping as a Supervisor of the Company	Management	For	For
8.iii	Election of Mr. Song Jianhua as a Supervisor of the Company	Management	For	For
8.iv	Approve the remuneration of the Supervisors so re-elected	Management	For	For
S.9	Authorize the Board of Directors to repurchase H shares of the Company	Management	For	For

CHINA SHENHUA ENERGY COMPANY LTD
Security	Y1504C113	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	CNE1000002R0	Agenda		702412189 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2 01004291685.pdf	Non-Voting
1	Approve the report of the Board of Directors of the Company for the YE 31 DEC 2009	Management	For	For
2	Approve the report of the Board of supervisors of the Company for the YE 31 DEC 2009	Management	For	For
3	Approve the audited financial statements of the Company for the YE 31 DEC 2009	Management	For	For
4
Approve the Company's profit distribution plan for the YE 31 DEC
2009, i.e. final dividend for the YE 31 DEC 2009 in the amount of
RMB 0.53 per share inclusive of tax  be declared and distributed, the aggregate amount of which is approximately RMB
10,541,000,000
		Management	For	For
5
Approve the remuneration of the Directors and supervisors of the
Company for the YE 31 DEC 2009, i.e. aggregate remuneration of the executive Directors is in the amount of RMB 902,336.78;
aggregate remuneration of the non-executive Directors is in the amount of RMB 1,612,500, of which the aggregate remuneration of the independent non-executive Directors is in the amount of
RMB 1,612,500, the non-executive Directors  other than the
independent non-executive Directors  are remunerated by
Shenhua Group Corporation Limited and are not remunerated by the Company in cash; remuneration of the supervisors is in the amount of RMB 1,262,331.32
		Management	For	For
6
Re-appointment of KPMG Huazhen and KPMG as the PRC and
international Auditors respectively of the Company for 2010, the term of such re-appointment of shall continue until the next AGM, and to authorise a committee comprising of Mr. Zhang Xiwu, Mr.
Zhang Yuzhuo and Mr. Ling Wen, all being Directors of the
Company, to determine their remuneration
		Management	For	For
7
Approve the revision of annual capital of continuing connected transactions carried out pursuant to the Transportation Service
Framework Agreement dated 18 DEC 2009 entered into between
the Company and Taiyuan Railway Bureau from RMB
2,600,000,000 to RMB 7,000,000,000 for the YE 31 DEC 2010
		Management	For	For
8
Approve the revision of annual capital of continuing connected transactions carried out pursuant to the Mutual Coal Supply
Agreement dated 23 MAR 2007 entered into between the
Company and Shenhua Group Corporation Limited for the supply of coal by the Company and its subsidiaries  the Group  to
Shenhua Group Corporation Limited and its subsidiaries
excluding the Group   the Shenhua Group  from RMB
2,732,720,000 to RMB 4,500,000,000 for the year ending 31 DEC
2010
		Management	For	For
9
Approve the Mutual Coal Supply Agreement dated 12 MAR 2010
entered into between the Company and Shenhua Group
Corporation Limited, the transactions contemplated there under and the following proposed annual capitals;  a proposed annual capitals of RMB 6,600,000,000, RMB 7,000,000,000 and RMB
7,500,000,000 for the three YE 31 DEC 2011, 31 DEC 2012 and
31 DEC 2013, respectively, for the supply of coal by the Group to the Shenhua Group; and b  proposed annual capitals of RMB
11,000,000,000, RMB 13,000,000,000 and RMB 16,000,000,000
for the three YE 31 DEC 2011, 31 DEC 2012 and 31 DEC 2013,
respectively, for the supply of coal by the Shenhua Group to the
Group
		Management	For	For
10
Approve the Mutual Supplies and Services Agreement dated 12
MAR 2010 entered into between the Company and Shenhua
Group Corporation Limited, the transactions contemplated there under and the following proposed annual capitals:  a  proposed annual capitals of RMB 4,600,000,000, RMB 7,300,000,000 and
RMB 8,600,000,000 for the 3 YE 31 DEC 2011, 31 DEC 2012 and
31 DEC 2013, respectively, for production supplies and ancillary services by the Group to the Shenhua Group; and  b  proposed annual capitals of RMB 5,500,000,000, RMB 6,000,000,000 and
RMB 6,600,000,000 for the 3 YE 31 DEC 2011, 31 DEC 2012 and
31 DEC 2013, respectively, for production supplies and ancillary services by the Shenhua Group to the Group
		Management	For	For
11
Approve the Coal Supply Framework Agreement dated 12 MAR
2010 entered into between the Company and China Datang
Corporation, the proposed annual capitals thereto of RMB
4,300,000,000, RMB 4,600,000,000 and RMB 4,900,000,000 for
the 3 years ending 31 DEC 2011, 31 DEC 2012 and 31 DEC
2013, respectively, and the transactions contemplated there under
		Management	For	For
12
Approve the Coal Supply Framework Agreement dated 12 MAR
2010 entered into between the Company and Tianjin Jinneng
Investment Company, the proposed annual capitals thereto of
RMB 4,100,000,000, RMB 4,400,000,000 and RMB
4,800,000,000 for the 3 YE 31 DEC 2011, 31 DEC 2012 and 31
DEC 2013, respectively, and the transactions contemplated there under
		Management	For	For
13
Approve the Coal Supply Framework Agreement dated 12 MAR
2010 entered into between the Company and Jiangsu Guoxin
Asset Management Group Company Limited, the proposed annual
capitals thereto of RMB 3,500,000,000, RMB 3,800,000,000 and
RMB 4,100,000,000 for the three YE 31 DEC 2011, 31 DEC 2012
and 31 DEC 2013, respectively, and the transactions
contemplated there under
		Management	For	For
14
Approve the Transportation Service Framework Agreement dated
12 MAR 2010 entered into between the Company and Taiyuan
Railway Bureau, the proposed annual capitals thereto of RMB
8,100,000,000, RMB 8,600,000,000 and RMB 9,300,000,000 for
the three years ending 31 DEC 2011, 31 DEC 2012 and 31 DEC
2013, respectively, and the transactions contemplated there under
		Management	For	For
15
Approve the Coal Supply Framework Agreement dated 12 MAR
2010 entered into between the Company and Shaanxi Province
Coal Transportation and Sales  Group  Co Ltd, the proposed
annual capitals thereto of RMB 6,000,000,000, RMB
6,400,000,000 and RMB 7,100,000,000 for the three years ending
31 DEC 2011, 31 DEC 2012 and 31 DEC 2013, respectively, and
the transactions contemplated there under
		Management	For	For
16.1	Re-appointment of Dr. Zhang Xiwu as an executive Director of the Company	Management	For	For
16.2	Re-appointment of Dr. Zhang Yuzhuo as an executive Director of the Company	Management	For	For
16.3	Re-appointment of Dr. Ling Wen as an executive Director of the Company	Management	For	For
16.4	Re-appointment of Mr. Han Jianguo as a non-executive Director of the Company	Management	For	For
16.5	Appointment of Mr. Liu Benrun as a non-executive Director of the Company	Management	For	For
16.6	Appointment of Mr. Xie Songlin as a non-executive Director of the Company	Management	For	For
16.7	Re-appointment of Mr. Gong Huazhang as an independent non- executive Director of the Company	Management	For	For
16.8	Appointment of Mr. Guo Peizhang as an independent non- executive Director of the Company	Management	For	For
16.9	Appointment of Ms. Fan Hsu Lai Tai as an independent non- executive Director of the Company	Management	For	For
17.1	Appointment of Mr. Sun Wenjian as a shareholders' representative supervisor of the Company	Management	For	For
17.2	Appointment of Mr. Tang Ning as a shareholders representative supervisor of the Company	Management	For	For
S.18
Approve a general mandate to the Board of Directors to, by
reference to market conditions and in accordance with needs of the Company, to allot, issue and deal with, either separately or concurrently, additional domestic shares  A shares  and overseas listed foreign invested shares  H shares  not exceeding 20% of each of the number of domestic shares  A shares  and the number of overseas-listed foreign invested shares  H shares  in issue at the time of passing this resolution at AGM; pursuant to PRC laws and regulations, the Company will seek further approval from its shareholders in general meeting for each issuance of domestic shares  A shares  even where this general mandate is approved;
2  the Board of Directors be authorised to including but not limited to the following :-  i  formulate and implement detailed CONTD
		Management	For	For
CONT
CONTD issuance plan, including but not limited to the class of shares to be-issued, pricing mechanism and/or issuance price including price range ,-number of shares to be issued, allottees and use of proceeds, time of-issuance, period of issuance and whether to issue shares to existing-shareholders;  ii  approve and execute, on behalf of the Company, agreements-related to share issuance, including but not limited to underwriting-agreement and engagement agreements of professional advisers;  iii  approve-
and execute, on behalf of the Company, documents related to
share issuance-for submission to regulatory authorities, and to carry out approval-procedures required by regulatory authorities and venues in which the Company-is listed;  iv  amend, as
required by regulatory authorities within or-outside China,
agreements and statutory CONTD
Non-Voting
CONT
CONTD documents referred to in  ii  and  iii  above;  v  engage the services-of professional advisers for share issuance related matters, and to approve-and execute all acts, deeds, documents or other matters necessary,-appropriate or required for share issuance;  vi  increase the registered-capital of the Company after share issuance, and to make corresponding-amendments to the
articles of association of the Company relating to share-capital and shareholdings etc, and to carry out statutory registrations and-
filings within and outside China;  Authority expires from the conclusion of-the AGM of the Company for 2010 the expiration of a period of 12 months-following the passing of this special
resolution at the AGM for 2009; or  c-the date on which the
authority conferred by this special resolution CONTD
Non-Voting
CONT
CONTD is revoked or varied by a special resolution of
shareholders at a-general meeting, except where the Board of
Directors has resolved to issue-domestic shares  A shares  or overseas-listed foreign invested shares  H-shares  during the
Relevant Period and the share issuance is to be continued-or implemented after the Relevant Period
Non-Voting
S.19
Approve the following general mandate to repurchase domestic shares  A shares  and overseas-listed foreign invested shares  H shares ;  1  approve a general mandate to the Board of Directors to, by reference to market conditions and in accordance with needs of the Company, to repurchase domestic shares  A shares not exceeding 10% of the number of domestic shares  A shares in issue at the time when this resolution is passed at AGM and the relevant resolutions are passed at class meetings of shareholders;
pursuant to PRC laws and regulations, and for repurchases of domestic shares  A shares , the Company will seek further
approval from its shareholders in general meeting for each
repurchase of domestic shares  A shares  even where the general mandate is granted, but will not be required to seek shareholders'
approval CONTD
		Management	For	For
CONT
CONTD at class meetings of domestic share  A share
shareholders or-overseas-listed foreign invested share  H share shareholders;  2  approve a-general mandate to the Board of
Directors to, by reference to market-conditions and in accordance with needs of the Company, to repurchase-overseas-listed foreign invested shares  H shares  not exceeding 10% of the-number of overseas-listed foreign invested shares  H shares  in issue at the-
time when this resolution is passed at AGM and the relevant
resolutions are-passed at class meetings of shareholders;  3  the
Board of Directors be-authorized to  including but not limited to the following :-  i  formulate-and implement detailed repurchase plan, including but not limited to-repurchase price, number of shares to repurchase, time of repurchase and-period of repurchase etc;  ii notify CONTD
Non-Voting
CONT
CONTD creditors in accordance with the PRC Company Law and
articles of-association of the Company;  iii  open overseas share accounts and to carry-out related change of foreign exchange registration procedures;  iv  carry-out relevant approval
procedures required by regulatory authorities and-venues in which the Company is listed, and to carry out filings with the-China
Securities Regulatory Commission;  v  carry out cancellation procedures-for repurchased shares, decrease registered capital, and to make-corresponding amendments to the articles of
association of the Company-relating to share capital and
shareholdings etc, and to carry out statutory-registrations and filings within and outside China;  vi  approve and execute,-on behalf of the Company, documents and matters related to share repurchase;-The above CONTD
Non-Voting
CONT
CONTD general mandate will expire on the earlier of  Relevant
Period :-  a-the conclusion of the AGM of the Company for 2010;
b  the expiration of a-period of twelve months following the passing of this special resolution at-the AGM for 2009, the first A shareholders' class meeting in 2010 and the-first H shareholders'
class meeting in 2010; or  c  the date on which the-authority conferred by this special resolution is revoked or varied by a-
special resolution of shareholders at a general meeting, or a special-resolution of shareholders at a class meeting of domestic share  A share-shareholders or a class meeting of overseas-listed foreign invested share  H-share  shareholders, except where the
Board of Directors CONTD
Non-Voting
CONT
CONTD has resolved to repurchase domestic shares  A shares
or-overseas-listed foreign invested shares  H shares  during the
Relevant Period-and the share repurchase is to be continued or implemented after the relevant-period
Non-Voting

GREAT WALL TECHNOLOGY CO LTD
	Security	Y2869H101	Meeting Type		Class Meeting
	Ticker Symbol		Meeting Date	18-Jun-2010
	ISIN	CNE100000346	Agenda		702412874 - Management
Item	Proposal		Type	Vote	For/Against Management
	PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "1". THANKS YOU.		Non-Voting
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100430/LTN2 0100430809.pdf		Non-Voting
S.1	Authorize the Board of Directors to repurchase H shares of the Company		Management	For	For

CHINA SHENHUA ENERGY COMPANY LTD
Security	Y1504C113	Meeting Type		Class Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	CNE1000002R0	Agenda		702413030 - Management
Item	Proposal	Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY-BELOW RESOLUTION. THANK YOU.		Non-Voting
PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2 01004291691.pdf		Non-Voting
S.1
Authorize the Board of Directors, to repurchase domestic shares
[A shares] and overseas-listed foreign invested shares [H
shares]:- by reference to market conditions and in accordance with needs of the Company, to repurchase domestic shares [A
shares] not exceeding 10% of the number of domestic shares [A shares] in issue at the time when this resolution is passed at AGM and the relevant resolutions are passed at class meetings of shareholders, pursuant to PRC laws and regulations, and for
repurchases of domestic shares [A shares], the Company will
seek further approval from its shareholders in general meeting for each repurchase of domestic shares [A shares] even where the general mandate is granted, but will not be required to seek shareholders' approval at class meetings of domestic share [A share] shareholders or overseas-listed foreign invested share [H share] shareholders; 2] approve a general mandate to the Board of Directors to, by reference to market conditions and in
accordance with needs of the Company, to repurchase overseas-
listed foreign invested shares [H shares] not exceeding 10% of the number of overseas-listed foreign invested shares [H shares] in issue at the time when this resolution is passed at annual general meeting and the relevant resolutions are passed at class meetings of shareholders; 3] authorize the Board of Directors to [including but not limited to the following]: i) formulate and implement detailed repurchase plan, including but not limited to repurchase price, number of shares to repurchase, time of repurchase and period of repurchase etc; ii) notify creditors in accordance with the
PRC Company Law and articles of association of the Company;
iii) open overseas share accounts and to carry out related change of foreign exchange registration procedures; iv) carry out relevant approval procedures required by regulatory authorities and
venues in which the Company is listed, and to carry out filings with the China Securities Regulatory Commission; v) carry out
cancelation procedures for repurchased shares, decrease
registered capital, and to make corresponding amendments to the articles of association of the Company relating to share capital and shareholdings etc, and to carry out statutory registrations and filings within and outside China; vi) approve and execute, on behalf of the Company, documents and matters related to share repurchase; [Authority expires at the earlier of the conclusion of the AGM of the Company for 2010; or the expiration of a period of
12 months following the passing of this special resolution at the
AGM for 2009, the first A shareholders' class meeting in 2010 and the first H shareholders' class meeting in 2010]; the date on which the authority conferred by this special resolution is revoked or
		Management	For	For

varied by a special resolution of shareholders at a general
meeting, or a special resolution of shareholders at a class meeting of domestic share [A share] shareholders or a class meeting of overseas-listed foreign invested share [H share] shareholders, except where the Board of Directors has resolved to repurchase domestic shares [A shares] or overseas-listed foreign invested shares [H shares] during the Relevant Period and the share
repurchase is to be continued or implemented after the Relevant
Period

DONGFANG ELECTRIC CORPORATION LTD
Security	Y20958107	Meeting Type		Class Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	CNE100000304	Agenda		702415034 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2 0100429208.pdf	Non-Voting
S.1
Approve the Bonus Issue subject to and conditional upon the
Company obtaining the approvals from the relevant PRC
authorities and the Listing Committee of The Stock Exchange
Hong Kong Limited granting the listing of, and permission to deal in, new H Shares
		Management	For	For
S.2	Approve the increase in the registered share capital of the Company from RMB 1,001,930,000 to RMB 2,003,860,000 upon completion of the Bonus Issue	Management	For	For
S.3	Authorize any one Director of the Company to take any action and execute any documents as he thinks necessary or fit to effect and implement the Bonus Issue	Management	For	For
S.4	Amend the Articles of Association of the Company	Management	For	For

DALIAN PORT (PDA) COMPANY LTD, CENTRAL HONG KONG P
Security	G2739Z109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	CNE1000002Y6	Agenda		702416606 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Approve the report of the Board of Directors of the Company for the YE 2009	Management	For	For
2	Approve the report of the supervisory committee of the Company for the year 2009	Management	For	For
3	Approve the report of the Auditors and Audited consolidated financial statements of the Company for the YE 31 DEC 2009	Management	For	For
4	Approve the final dividend distribution for the YE 31 DEC 2009	Management	For	For
5
Approve the appointment of Ernst and Young Hua Ming as the
PRC Auditors and Ernst and Young as the International Auditors
of the Company to hold office until the conclusion of the next AGM and authorize the Board of Directors of the Company to fix their remunerations, respectively
		Management	For	For
S.6
Authorize the Board of Directors to issue, allot and deal with additional Domestic Shares and/or H Shares not exceeding 20%
of each of the Domestic Shares and/or H Shares in issue of the
Company, and authorize the Board of Directors to make such
amendments to the Articles of Association as it thinks fit so as to reflect the new capital structure after allotment or issue of additional Shares
		Management	For	For
S.7
Approve the amendments to the Amended Articles of Association, and authorize the Board of Directors to make necessary and
desirable amendments to the Amended Articles of Association in accordance with further requirements from the relevant
government or regulatory authorities, if any, which shall take effect at the same time as the Amended Articles of Association upon the approval by CSRC and the completion of A Share Issue
		Management	For	For
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100211/LTN2 0100211120.pdf	Non-Voting

CHINA HIGH SPEED TRANSMISSION EQUIPMENT GROUP CO L
Security	G2112D105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	KYG2112D1051	Agenda		702431862 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100513/LTN2 0100513224.pdf	Non-Voting
1	Approve the audited consolidation financial statements and together with the Directors' report and the independent Auditors' report of the Company for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend in respect of the YE 31 DEC 2009	Management	For	For
3.a	Re-elect Mr. Hu Yueming as an Executive Director	Management	For	For
3.b	Re-elect Mr. Chen Yongdao as an Executive Director	Management	For	For
3.c	Re-elect Mr. Lu Xun as an Executive Director	Management	For	For
3.d	Re-elect Mr. Jin Maoji as an Executive Director	Management	For	For
3.e	Authorize the Board of Directors of the Company to fix the remuneration of Directors	Management	For	For
4	Re-appoint Deloitte Touche Tohmatsu as the Auditors of the Company and authorize the Board of Directors of the Company to fix their remuneration	Management	For	For
5	Approve to grant a general mandate to the Directors of the Company to allot, issue and deal with the Company's share	Management	For	For
6	Approve to grant a general mandate to the Directors of the Company to repurchase the Company's shares	Management	For	For
7	Approve to extend the general mandate to issue shares of the Company by adding thereto the shares repurchased by the Company	Management	For	For

CHINA RAILWAY CONSTRUCTION CORPORATION LIMITED
Security	Y1508P110	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	CNE100000981	Agenda		702432319 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 701654 DUE TO ADDITIONAL R-ESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
I.1	Approve the fulfillment of conditions to the non-public issuance and placing of A shares by the Company	Management	For	For
I.2	Approve the Plan in relation the non-public issuance and placing of A shares [supplemented and revised]	Management	For	For
I.3	Approve the connected transactions in relation to the non-public issuance and placing of A shares	Management	For	For
I.4	Approve the report on the use of proceeds from previous issuance	Management	For	For
I.5	Approve the feasible study report on the Investment Projects to be financed by the issue proceeds from the non-public issuance and placing of A shares	Management	For	For
I.6	Approve the waiver from the requirement of general offer by China Railway Construction Corporation [CRCCG]	Management	For	For
I.7	Authorize the Board of Directors to deal with relevant matters in relation to the non-public issuance and placing of A shares	Management	For	For
I.1SA
Approve the types and nominal value of A shares to be issued, within the state of the PRC and be implemented subsequent to the grant of the approvals from the relevant governmental authorities in the PRC upon application
		Management	For	For
I.1SB
Approve the method of issuance of the Non-Public Issuance and
Placing of A share, within the state of the PRC and be
implemented subsequent to the grant of the approvals from the relevant governmental authorities in the PRC upon application
		Management	For	For
I.1SC
Approve the target subscribers and method of subscription of the
Non-Public Issuance and Placing of A share, within the state of the PRC and be implemented subsequent to the grant of the
approvals from the relevant governmental authorities in the PRC upon application
		Management	For	For
I.1SD
Approve the size of the issuance of the Non-Public Issuance and
Placing of A share, within the state of the PRC and be
implemented subsequent to the grant of the approvals from the relevant governmental authorities in the PRC upon application
		Management	For	For
I.1SE
Approve the issue price and pricing principle of the Non-Public
Issuance and Placing of A share, within the state of the PRC and be implemented subsequent to the grant of the approvals from the relevant governmental authorities in the PRC upon application
		Management	For	For
I.1SF
Approve the lock-up period arrangement of the Non-Public
Issuance and Placing of A share, within the state of the PRC and be implemented subsequent to the grant of the approvals from the relevant governmental authorities in the PRC upon application
		Management	For	For
I.1SG
Approve the use of proceeds of the Non-Public Issuance and
Placing of A share, within the state of the PRC and be
implemented subsequent to the grant of the approvals from the relevant governmental authorities in the PRC upon application
		Management	For	For
I.1SH
Approve the place of listing of the Non-Public Issuance and
Placing of A share, within the state of the PRC and be
implemented subsequent to the grant of the approvals from the relevant governmental authorities in the PRC upon application
		Management	For	For
I.1SI
Approve the arrangement in relation to the accumulated
undistributed profits of the Company prior to the non-public issuance and placing of A shares of the Company within the state of the PRC and be implemented subsequent to the grant of the approvals from the relevant governmental authorities in the PRC upon application
		Management	For	For
I.1SJ
Approve the Valid period of the resolution in relation to the Non-
Public issuance and placing of A shares of the Company within the state of the PRC and be implemented subsequent to the grant of the approvals from the relevant governmental authorities in the
PRC upon application
		Management	For	For
I.S.2
Approve the Share Subscription Framework Agreement and the
Supplemental Agreement entered into by the Company and
CRCCG: (a) the terms of the Share Subscription Framework
Agreement entered into by the Company and CRCCG on 02 MAR
2010 and the Supplementary Agreement entered into by the
Company and CRCCG on 26 APR 2010, and all transactions
contemplated under the Share Subscription Framework
Agreement and the Supplementary Agreement; and (b) the Share
Subscription Framework Agreement and the Supplementary
Agreement entered into by the Directors of the Company and
authorize the Directors of the Company to do all such acts and things and to sign and execute all documents and to take such steps as the directors of the Company (or any one of them) may in their absolute discretion consider necessary, appropriate,
desirable or expedient to give effect to or in connection with the
Share Subscription Framework Agreement and the
Supplementary Agreement or any of the transactions
contemplated there under and all other matters incidental thereto
		Management	For	For
II.1	Approve the audited financial statements of the Company for the YE 31 DEC 2009	Management	For	For
II.2	Approve the Profits Distribution Plan of the Company for the YE 31 DEC 2009 and the proposal for distribution of the final dividend for the year 2009	Management	For	For
II.3	Approve the annual report for the YE 31 DEC 2009 of the Company and its summary	Management	For	For
II.4	Approve the report of the Board of Directors of the Company for the YE 31 DEC 2009	Management	For	For
II.5	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
II.6	Appointment of Accounting Firm as the External Auditors of the Company for the year 2010 and the payment of its auditing expenses	Management	For	For
II.7	Approve the remuneration packages of Directors for the year 2009	Management	For	For
II.8	Approve the adjustment to the annual basic salaries for the Independent Directors of the Company	Management	For	For
II.9	Amend the rule governing the decision-making process in relation to connected transactions of the Company	Management	For	For
II.S1
Authorize the Board of Directors to issue the overseas listed foreign invested shares ("H Share(s)") of the Company: (a) subject to Paragraphs (i), (ii) and (iii) below, during the Relevant Period
(as defined), an unconditional general mandate to allot, issue and/or deal with additional H Shares, and to make or grant offers, agreements or options in respect thereof: (i) such mandate shall not extend beyond the Relevant Period save that the board of
		Management	For	For

directors may during the Relevant Period make or grant offers, agreements or options which might require the exercise of such powers after the end of the Relevant Period; (ii) the aggregate nominal amount of the H Shares to be allotted, issued and/or dealt with or agreed conditionally or unconditionally to be allotted, issued and/or dealt with by the board of directors shall not exceed
20% of the aggregate nominal amount of its existing H Shares at the date of the passing of this resolution; and (iii) the Board of
Directors will only exercise its power under such mandate in accordance with the Company Law and the Listing Rules of Hong
Kong Stock Exchange (as amended from time to time) or
applicable laws, rules and regulations of any other government or regulatory bodies and only if all necessary approvals from the
CSRC and/or other relevant PRC government authorities are
obtained; [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next
AGM is to be held by law]; (c) contingent on the Board of Directors resolving to issue H Shares pursuant to Paragraph (a) of this special resolution, to increase the registered capital of the
Company to reflect the number of H Shares to be issued by the
Company pursuant to Paragraph (a) of this special resolution and to make such appropriate and necessary amendments to the
Articles of Association of the Company as they think fit to reflect such increase in the registered capital of the Company and to take any other action and complete any formality required to effect the issuance of H Shares pursuant to Paragraph (a) of this special resolution and the increase in the registered capital of the
Company

CHINA RAILWAY CONSTRUCTION CORPORATION LIMITED
Security	Y1508P110	Meeting Type		Class Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	CNE100000981	Agenda		702436747 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 701802 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100430/LTN2 0100430957.pdf		Non-Voting
S.1.a
Approve the Non-Public Issuance and Placing of A Shares of the
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: Types and nominal value of A Shares to be issued
		Management	For	For
S.1.b
Approve the Non-Public Issuance and Placing of A Shares of the
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: Method of issuance
		Management	For	For
S.1.c
Approve the Non-Public Issuance and Placing of A Shares of the
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: Target subscribers and method of
subscription
		Management	For	For
S.1.d
Approve the Non-Public Issuance and Placing of A Shares of the
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: The size of the issuance
		Management	For	For
S.1.e
Approve the Non-Public Issuance and Placing of A Shares of the
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: Issue price and pricing principle
		Management	For	For
S.1.f
Approve the Non-Public Issuance and Placing of A Shares of the
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: Lock-up period arrangement
		Management	For	For
S.1.g
Approve the Non-Public Issuance and Placing of A Shares of the
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: Use of proceeds
		Management	For	For
S.1.h
Approve the Non-Public Issuance and Placing of A Shares of the
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: Place of listing
		Management	For	For
S.1.i
Approve the Non-Public Issuance and Placing of A Shares of the
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: Arrangement relating to the
accumulated undistributed profits of the Company prior to the
Non-Public Issuance and Placing of A Shares
		Management	For	For
S.1.j
Approve the Non-Public Issuance and Placing of A Shares of the
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: Valid period of the resolution in relation to the Non-Public Issuance and Placing of A Shares
		Management	For	For

CHINA COMMUNICATIONS CONSTRUCTION COMPANY LTD, BEI
Security	Y14369105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	CNE1000002F5	Agenda		702441483 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100427/LTN2 0100427786.pdf	Non-Voting
1	Approve the report of the Board of Directors of the Company for the year 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company for the year 2009	Management	For	For
3	Approve the audited consolidated financial statements of the Company for the YE 31 DEC 2009	Management	For	For
4	Approve the profit distribution plan for the year 2009 as recommended by the Board of Directors of the Company	Management	For	For
5
Re-appoint PricewaterhouseCoopers as the Company's
International Auditors and PricewaterhouseCoopers Zhong Tian
CPAs Limited Company as the Company's domestic Auditors for a term ending at the next AGM of the Company and authorize the
Board of Directors of the Company to determine their respective remuneration
		Management	For	For
6	Re-elect Mr. LIU Xiangdong as the Supervisor of the Company, with effect from 18 June 2010 for a term of 3 years	Management	For	For
7	Re-elect Mr. XU Sanhao as the Supervisor of the Company, with effect from 18 June 2010 for a term of three years	Management	For	For
8
Approve the Share Appreciation Rights Plan; authorize the Board of Directors of the Company to implement the Share Appreciation
Rights Plan, approve, execute, perform, amend and terminate all such agreements, deeds, any other document or do things as it may consider necessary in connection with the implementation of the Share Appreciation Rights Plan, except for those rights that can only be exercised with the approval by the Shareholders of the Company as specifically provided by the laws, regulations or other regulatory documents
		Management	For	For
S.9
Authorize the Board of Directors of the Company (i) to exercise the powers to allot, issue and deal with additional H shares and domestic shares of the Company not more than 20% of each of
the existing issued H shares and domestic shares of the Company in issue at the date of passing this resolution during the Relevant
Period (as defined in the Notice of AGM which was dispatched on or around the same time as this form of proxy), either separately or concurrently, and to make or grant offers, agreements and options in respect thereof; (ii) to increase the registered capital and amend the Articles of Association of the Company to reflect such increase in the registered capital of the Company under above general mandate; and (iii) to approve, execute or do or procure to be done documents or things in connection with the issue of these additional shares
		Management	For	For

MEGAWORLD CORPORATION
Security	Y59481112	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	PHY594811127	Agenda		702448297 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 679468 DUE TO RECEIPT OF D-IRECTOR NAMES. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED-AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Call to order	Non-Voting
2.	Proof of notice and determination of quorum	Non-Voting
3.	Approve the minutes of the previous annual meeting	Management	For	For
4.	Annual report of the Management	Non-Voting
5.	Appointment of External Auditors	Management	For	For
6.	Ratify the acts and resolutions of the Board of Directors, Board Committees and Management	Management	For	For
7.A	Election of Andrew L. Tan as a Director	Management	For	For
7.B	Election of Katherine L. Tan as a Director	Management	For	For
7.C	Election of Kingson U. Sian as a Director	Management	For	For
7.D	Election of Enrique Santos L. Sy as a Director	Management	For	For
7.E	Election of Miguel B. Varela as a Director	Management	For	For
7.F	Election of Gerardo C. Garcia as an Independent Director	Management	For	For
7.G	Election of Roberto S. Guevara as an Independent Director	Management	For	For
8.	Other matters	Non-Voting
9.	Adjournment	Non-Voting

CHINA COSCO HOLDINGS CO. LTD
Security	Y1455B106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	CNE1000002J7	Agenda		702449934 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLIC-KING ON THE MATERIAL URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk- /20100429/LTN20100429402.pdf	Non-Voting
1	Approve the report of the Board of Directors of the Company [the 'Board of Directors'] for the YE 31 DEC 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
3	Approve the audited financial statements and the Auditors' report of the Company for the YE 31 DEC 2009	Management	For	For
4	Approve the 2009 profit distribution plan	Management	For	For
5
Re-appoint PricewaterhouseCoopers as the International Auditors of the Company and Zhongruiyuehua certified Public Accountants
co., ltd. as the PRC Auditors of the Company to hold office until the conclusion of the next AGM and to authorize the Board of
Directors to fix their remuneration
		Management	For	For
S.6
Approve the issue of medium term notes in an aggregate principal amount not exceeding RMB 10 billion [the medium- term notes]
and  authorize the Board of Directors to deal with all matters in connection with the issue of the Medium Term Notes
		Management	For	For

NEW TIMES ENERGY CORP LTD
	Security	G6488Q103	Meeting Type		Special General Meeting
	Ticker Symbol		Meeting Date	18-Jun-2010
	ISIN	BMG6488Q1033	Agenda		702465471 - Management
Item	Proposal		Type	Vote	For/Against Management
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100601/LTN2 0100601707.pdf		Non-Voting
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR" OR "AGAINST" FOR-BELOW RESOLUTION. THANK YOU.		Non-Voting
1.	Approve the bonus issue of listed warrants [as specified]		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT
IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

SANDS CHINA LTD
Security	G7800X107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	19-Jun-2010
ISIN	KYG7800X1079	Agenda		702392933 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN2 0100423883.pdf	Non-Voting
1	Receive the audited consolidated financial statements and the reports of the Directors and auditors for the YE 31 DEC 2009	Management	For	For
2.A	Re-elect of Mr. Sheldon Gary Adelson as Non-Executive Director	Management	For	For
2.B	Re-elect of Mr. Steven Craig Jacobs as an Executive Director	Management	For	For
2.C	Authorize the Board of Directors to fix the respective Directors' remuneration	Management	For	For
3	Re-appoint of PricewaterhouseCoopers as the Auditors and to authorize the Board of Directors to fix their remuneration	Management	For	For
4	Approve to give a general mandate to the Directors to repurchase shares of the Company not exceeding 10% of the issued share capital of the Company as at the date of this resolution	Management	For	For
5
Approve to give a general mandate to the Directors to allot, issue and deal with additional shares of the Company not exceeding
20% of the issued share capital of the Company as at the date of this resolution
		Management	For	For
6	Approve to extend the general mandate granted to the Directors to allot, issue and deal with additional shares of the Company by the aggregate nominal amount of the shares repurchased by the Company	Management	For	For

K WAH INTL HLDGS LTD
Security	G5321P116	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	21-Jun-2010
ISIN	BMG5321P1169	Agenda		702407900 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100428/LTN2 01004281176.pdf	Non-Voting
1	Receive and adopt the audited financial statements and the reports of the Directors and the Independent Auditor for the YE 31 DEC 2009	Management	For	For
2	Declare the final scrip dividend (with a cash option)	Management	For	For
3.a	Re-elect Ms. Paddy Tang Lui Wai Yu as a Director	Management	For	For
3.b	Re-elect Mr. Michael Leung Man Kin as a Director	Management	For	For
3.c	Re-elect Dr. Robin Chan Yau Hing as a Director	Management	For	For
3.d	Re-elect Dr. Moses Cheng Mo Chi as a Director	Management	For	For
3.e	Re-elect Professor Poon Chung Kwong as a Director	Management	For	For
3.f	Re-elect Mr. Alexander Lui Yiu Wah as a Director	Management	For	For
3.g	Re-elect Ms. Claudia Cheung Man Wan as a Director	Management	For	For
3.h	Approve to fix the remuneration of the Directors for the YE 31 DEC 2009 and for subsequent FYs until otherwise determined	Management	For	For
4	Re-appoint PricewaterhouseCoopers as the Auditor and authorize the Directors to fix its remuneration	Management	For	For
5.1	Authorize the Directors to repurchase shares of the Company	Management	For	For
5.2	Authorize the Directors to allot, issue and deal with additional shares of the Company	Management	For	For
5.3
Approve, conditional upon the passing of the ordinary resolutions under 5.1 and 5.2, to extend the general mandate referred to in
5.2 by the addition thereto of the shares repurchased by the
Company pursuant to 5.1
		Management	For	For

SIGMA PHARMACEUTICALS LTD
Security	Q8484A107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	21-Jun-2010
ISIN	AU000000SIP6	Agenda		702455103 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Chairman's address and presentation by the Managing Director and Chief-Executive Officer	Non-Voting
2	The Company's financial report and Director's and Auditor's reports for the-YE 31 JAN 2010	Non-Voting
3	Adopt the remuneration report for the YE 31 JAN 2010	Management	For	For
4.A	Retirement of Dr. John Stocker AO as a Director	Non-Voting
4.B	Retirement of Doug Curlewis as a Director	Non-Voting
4.C	Re-elect Mr. David Manuel as a Director, in accordance with rules 3.3 and 3.6 of the Company's Constitution	Management	For	For

KINGBOARD CHEMICAL HOLDINGS LTD, GEORGE TOWN
Security	G52562140	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	21-Jun-2010
ISIN	KYG525621408	Agenda		702456181 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1
Approve the continuing connected transaction contemplated by the Drill Bits Agreement and the Proposed Annual Caps  such
terms shall have the meaning as defined in the circular to the shareholders of the Company dated 27 MAY 2010 and authorize
any Director of the Company to do, approve and transact all such acts and things as they may in their discretion consider necessary or desirable in connection therewith
		Management	For	For

KINGBOARD LAMINATES HOLDINGS LTD
Security	G5257K107	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	21-Jun-2010
ISIN	KYG5257K1076	Agenda		702458034 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "1". THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100526/LTN2 0100526211.pdf	Non-Voting
1
Approve the continuing connected transaction contemplated by the Drill Bits Agreement and the Proposed Annual Caps (such
terms shall have the meaning as defined in the circular to the shareholders of the Company dated 27 MAY 2010) and authorize any Director of the Company to do, approve and transact all such acts and things as they may in their discretion consider necessary or desirable in connection therewith
		Management	For	For

CHINA ST CONSTRUCTION INTL HLDGS LTD
Security	G21677136	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	21-Jun-2010
ISIN	KYG216771363	Agenda		702458969 - Management
Item	Proposal	Type	Vote	For/Against Management
PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "1". THANK YOU.		Non-Voting
PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100527/LTN2 0100527138.pdf		Non-Voting
1.
Approve and ratify the Acquisition Agreement [as defined in the circular of the Company dated 28 MAY 2010 of which this notice forms part] [as specified] and the transactions contemplated there under and the implementation thereof; and authorize any one
Director of the Company [or any two Directors of the Company if
the affixing of the Common Seal is necessary] for and on behalf of the Company to execute all such other documents, instruments and agreements and to do all such acts or things deemed by him to be incidental to, ancillary to or in connection with the matters contemplated in the Acquisition Agreement and the transactions contemplated there under and the implementation thereof
including the affixing of Common Seal thereon
		Management	For	For

BEIJING CAPITAL INTERNATIONAL AIRPORT CO LTD
Security	Y07717104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Jun-2010
ISIN	CNE100000221	Agenda		702387083 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the report of the Board of Directors of the Company (the "Board") for the YE 31 DEC 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
3	Approve the audited Financial Statements and the Independent Auditor's Report for the YE 31 DEC 2009	Management	For	For
4	Approve the profit appropriation proposal for the YE 31 DEC 2009	Management	For	For
5
Appointment of Mr. Zhang Guanghui as the Executive Director of
the Company, and the granting of the authorisation to the Board to determine his remuneration. His term will commence from the
conclusion of this meeting until the expiration of the term of the fourth session of the Board, i.e., the date of the annual general meeting of the Company to be held in 2011
		Management	For	For
6
Authorize the Board to arrange for service contract and/or
appointment letter to be issued by the Company to Mr. Zhang
Guanghui, upon such terms and conditions as the Board shall
think fit, and to do all such acts and things to effect such matters
		Management	For	For
7
Re-appointment of PricewaterhouseCoopers Zhong Tian CPAs
Limited Company and PricewaterhouseCoopers, as the
Company's PRC and international auditors, respectively, for the year ended 31 December 2010 and the granting of the
authorisation to the Board to determine their remuneration
		Management	For	For

FOSUN INTL LTD
Security	Y2618Y108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Jun-2010
ISIN	HK0656038673	Agenda		702391397 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the audited consolidated financial statements and the reports of the Directors of the Company and of Auditors for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend for the YE 31 DEC 2009	Management	For	For
3.1	Re-elect Mr. Qin Xuetang as an Executive Director of the Company	Management	For	For
3.2	Re-elect Mr. Liu Benren as a Non-Executive Director of the Company	Management	For	For
3.3	Re-elect Mr. Zhang Shengman as an Independent Non-Executive Director of the Company	Management	For	For
3.4	Re-elect Mr. Andrew Y. Yan as an Independent Non-Executive Director of the Company	Management	For	For
3.5	Authorize the Board of Directors of the Company to fix the remuneration of the Directors of the Company	Management	For	For
4	Re-appoint Messrs. Ernst & Young as the Auditors and authorize the Board of Directors of the Company to fix their remuneration	Management	For	For
5
Authorize the Directors of the Company to purchase the shares of the Company not exceeding 10% of the aggregate nominal
amount of the issued share capital of the Company as at the date of passing of this resolution
		Management	For	For
6
Authorize the Directors of the Company to issue, allot and deal with additional shares of the Company not exceeding 20% of the aggregate nominal amount of the issued share capital of the
Company as at the date of passing of this resolution
		Management	For	For
7
Approve to extend the general mandate granted to the Directors of the Company to issue, allot and deal with additional shares in the capital of the Company by the aggregate nominal amount of
shares repurchased by the Company
		Management	For	For
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK -- http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN2 0100423288.pdf	Non-Voting
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting

MELCO INTERNATIONAL DEVELOPMENT LTD
Security	Y59683188	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Jun-2010
ISIN	HK0200030994	Agenda		702406213 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100428/LTN2 01004281024.pdf	Non-Voting
1	Receive the financial statements and the Directors' and the Auditors' reports for the YE 31 DEC 2009	Management	For	For
2.I.a	Re-elect Mr. Chung Yuk Man, Clarence as a Director	Management	For	For
2.I.b	Re-elect Mr. Sham Sui Leung, Daniel as a Director	Management	For	For
2.II	Authorize the Board of Directors to fix the remuneration of the Directors	Management	For	For
3	Re-appoint Deloitte Touche Tohmatsu as the Auditors and authorize the Directors to fix their remuneration	Management	For	For
4	Authorize the Directors to repurchase shares of the Company	Management	For	For
5.I	Authorize the Directors to issue new shares of the Company	Management	For	For
5.II	Approve to extend the general mandate granted to the Directors to issue new shares of the Company	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN RECORD DATE. CHANGE IN DI-RECTOR NAME. IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS-PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

YUEXIU PROPERTY CO LTD
Security	Y9863Z102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Jun-2010
ISIN	HK0123000694	Agenda		702406376 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2 0100429049.pdf	Non-Voting
1	Approve the audited consolidated financial statements for the YE 31 DEC 2009 and the reports of the Directors and Auditor thereon	Management	For	For
2.1	Re-election of Mr Liang Yi as Director	Management	For	For
2.2	Re-election of Mr Tang Shouchun as Director	Management	For	For
2.3	Re-elect Mr. Liang Youpan as a Director	Management	For	For
2.4	Re-election of Mr Lam Yau Fung Curt as Direction	Management	For	For
2.5	Re-election of Mr Lee Ka Lun as Director	Management	For	For
2.6	Authorize the Board to fix Directors their remuneration	Management	For	For
3	Re-appointment of PricewaterhouseCoopers as Auditor of the Company and to authorize the board to fix their remuneration	Management	For	For
4.a	Approve to give a general mandate to the Directors to repurchase shares of the Company	Management	For	For
4.b	Approve to give a general mandate to the Directors to issue and deal with additional shares in the Company	Management	For	For
4.c	Approve to include the nominal amount of the shares repurchased by the Company to the mandate granted to the Directors under resolution 4B	Management	For	For

HUANENG PWR INTL INC
Security	Y3744A105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Jun-2010
ISIN	CNE1000006Z4	Agenda		702421140 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100506/LTN2 0100506817.pdf	Non-Voting
1	Approve the working report from the Board of Directors of the Company for year 2009	Management	For	For
2	Approve the working report from the Supervisory Committee of the Company for year 2009	Management	For	For
3	Approve the audited financial statements of the Company for year 2009	Management	For	For
4	Approve the profit distribution plan of the Company for year 2009	Management	For	For
5	Approve the proposal regarding the appointment of the Company's Auditors for year 2010	Management	For	For
S.6	Approve the proposal regarding the issue of short-term debentures by the Company	Management	For	For

SHANGHAI ELECTRIC GROUP CO LTD
Security	Y76824104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Jun-2010
ISIN	CNE100000437	Agenda		702422534 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100506/LTN2 0100506633.pdf	Non-Voting
1	Approve the annual report of the Company for the YE 31 DEC 2009	Management	For	For
2	Approve the report of the Board for the YE 31 DEC 2009	Management	For	For
3	Approve the report of the Supervisory Committee for the YE 31 DEC 2009	Management	For	For
4	Approve the report of the Auditors, the audited financial statements and the financial results of the Company for the YE 31 DEC 2009	Management	For	For
5	Approve the profit distribution plan of the Company for the YE 31 DEC 2009	Management	For	For
6
Re-appointment of Ernst & Young Hua Ming as the Company's
PRC Auditor and Ernst & Young as the Company's international
Auditor for the FYE 31 DEC 2010, and authorize the Board to
determine the Auditors' remunerations
		Management	For	For
7	Approve the emoluments of the Directors and Supervisors for the YE 31 DEC 2010 and ratify the emoluments paid to the Directors and Supervisors for the YE 31 DEC 2009	Management	For	For
8
Approve to renew the liability insurance for the Directors,
Supervisors and Senior Management of the Company, authorize
the Board to determine any adjustments to the limits of liability and premiums and authorize the management of the Company to
handle issues relating to the liability insurance on a yearly basis including but not limited to selection of the insurance company and execution of insurance contracts
		Management	For	For
9
Approve the continuing connected transactions contemplated
under the framework purchase agreement between Shanghai
Mitsubishi Elevator Co. Ltd. and MESMEE dated 03 FEB 2010 in relation to the purchase of certain products from MESMEE by the
Group and the proposed annual caps thereof
		Management	For	For
10.1	Approve the proposed provision of the guarantee of maximum limit of RMB11.53 million by the Company for the loan of Shanghai Heavy Machinery Plant Company Ltd. in the year 2010	Management	For	For
10.2	Approve the proposed provision of the guarantee of maximum limit of RMB80 million by the Company for the loan of Shanghai Electric Import & Export Co., Ltd in the year 2010	Management	For	For
10.3	Approve the proposed provision of the guarantee of maximum limit of RMB10 million by the Company for the loan of Shanghai Relay Company Ltd	Management	For	For
10.4	Approve the proposed provision of the guarantee of maximum limit of RMB130 million by Shanghai Mechanical & Electrical Co., Ltd. for the loan of Shanghai Welding Equipment Company Ltd	Management	For	For
10.5	Approve the proposed provision of the guarantee of maximum limit of RMB300 million by Shanghai Heavy Machinery Plant Company Limited for the loan of Shanghai Electric Nuclear Power Equipment Company	Management	For	For
10.6	Approve the proposed provision of the guarantee of maximum limit of RMB155 million by Shanghai Heavy Machinery Plant Company Limited for the loan of Shanghai No. 1 Machine Tool Works Company Ltd	Management	For	For
10.7
Approve the proposed provision of the guarantee of maximum
limit of RMB3 million by Shanghai Heavy Machinery Plant
Company Limited for the loan of Shanghai Environmental
Protection Equipment Engineering Company Ltd
		Management	For	For
10.8
Approve the proposed provision of the guarantee of maximum
limit of RMB16.6 million by Shanghai Electric Environmental
Protection Investment Co., Ltd. for the loan of Shanghai Electric
Nantong Water Treatment Company Ltd
		Management	For	For
10.9	Approve the proposed provision of the guarantee of maximum limit of RMB295 million by Shanghai Boiler Works Ltd. for the loan of Shanghai Electric Wind Power Equipment Company Ltd	Management	For	For
10.10
Approve the proposed provision of the an integrated credit
guarantee of maximum limit of USD 25 million  approximately
RMB170.68 million  by Shanghai Boiler Works Company Ltd for
Shanghai Electric Group Shanghai Electric Machinery Co. Ltd
		Management	For	For
10.11
Approve the proposed provision of the letter of guarantee with total amount of RMB2561.5 million issued by Shanghai Electric
Group Finance Company Ltd. to financial institutions in respect of loans to be granted to the Company and the subsidiaries of the
Company
		Management	For	For
10.12
Approve the proposed provision of the letter of guarantee with total amount of RMB4.1 million issued by Shanghai Electric Group
Finance Company Ltd. to financial institutions in respect of loans to be granted to the subsidiaries of Shanghai Electric (Group)
Corporation
		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

GALAXY ENTERTAINMENT GROUP LTD
Security	Y2679D118	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Jun-2010
ISIN	HK0027032686	Agenda		702426974 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLIC-KING ON THE MATERIAL URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk- /20100428/LTN201004281092.pdf	Non-Voting
	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED T-HE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 700494 DUE TO ADDITION OF-A RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED A-ND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Receive and consider the audited financial statements and reports of the Directors and Auditors for the YE 31 DEC 2009	Management	For	For
2.A	Election of Mr. James Ross Ancell as a Director	Management	For	For
2.B	Election of Mr. Anthony Thomas Christopher Carter as a Director	Management	For	For
2.C	Election of Dr. Martin Clarke as a Director	Management	For	For
2.D	Election of Mr. Henry Lin Chen as a Director	Management	For	For
2.E	Approve to fix the Directors' remuneration	Management	For	For
3.	Re-appoint the Auditors and authorize the Directors to fix their remuneration	Management	For	For
4.1	Authorize the Directors to purchase shares of the Company	Management	For	For
4.2	Authorize the Directors to allot, issue and deal with additional shares of the Company	Management	For	For
4.3	Approve to extend the general mandate as approved under 4.2	Management	For	For

ALUMINUM CORPORATION OF CHINA LTD
Security	Y0094N109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Jun-2010
ISIN	CNE1000001T8	Agenda		702458870 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100506/LTN2 0100506715.pdf	Non-Voting
1	Approve the Directors' report for the YE 31 DEC 2009	Management	For	For
2	Approve the report of the Supervisory Committee for the YE 31 DEC 2009	Management	For	For
3
Approve the Independent Auditor's report and the audited financial report of the Company for the YE 31 DEC 2009 [including the
financial report prepared in accordance with the International
Financial Reporting Standards and the financial report prepared in accordance with the PRC Accounting Standards for Business
Enterprises [2006]]
		Management	For	For
4	Approve the non-payment of 2009 final dividends for the YE 31 DEC 2009 and non-implementation of increasing share capital by transferring capital reserves	Management	For	For
5.a	Re-appoint Mr. Xiong Weiping as an Executive Director of the 4th session of the Board for a term of three years expiring upon conclusion of the Company's 2012 AGM	Management	For	For
5.b	Re-appoint Mr. Luo Jianchuan as an Executive Director of the 4th session of the Board for a term of three years expiring upon conclusion of the Company's 2012 AGM	Management	For	For
5.c	Re-appoint Mr. Chen Jihua as an Executive Director of the 4th session of the Board for a term of three years expiring upon conclusion of the Company's 2012 AGM	Management	For	For
5.d	Re-appoint Mr. Liu Xiangmin as an Executive Director of the 4th session of the Board for a term of three years expiring upon conclusion of the Company's 2012 AGM	Management	For	For
6.a	Re-appoint Mr. Shi Chungui as a Non-Executive Directors of the 4th session of the Board for a term of three years expiring upon conclusion of the Company's 2012 AGM	Management	For	For
6.b	Re-appoint Mr. Lv Youqing as a Non-Executive Directors of the 4th session of the Board for a term of three years expiring upon conclusion of the Company's 2012 AGM	Management	For	For
7.a	Re-appoint Mr. Zhang Zhuoyuan as an Independent Non- Executive Directors of the 4th session of the Board for a term of three years expiring upon conclusion of the Company's 2012 AGM	Management	For	For
7.b	Re-appoint Mr. Wang Mengkui as an Independent Non-Executive Directors of the 4th session of the Board for a term of three years expiring upon conclusion of the Company's 2012 AGM	Management	For	For
7.c	Re-appoint Mr. Zhu Demiao as an Independent Non-Executive Directors of the 4th session of the Board for a term of three years expiring upon conclusion of the Company's 2012 AGM	Management	For	For
8.a	Re-appoint Mr. Ao Hong as shareholders-elected Supervisors of the 4th session of the Supervisory Committee for a term of three years expiring upon conclusion of the Company's 2012 AGM	Management	For	For
8.b	Re-appoint Mr. Zhang Zhankui as shareholders-elected Supervisors of the 4th session of the Supervisory Committee for a term of three years expiring upon conclusion of the Company's 2012 AGM	Management	For	For
9	Authorize the Board to set the remuneration for the Company's Directors and Supervisors for year 2010	Management	For	For
10	Approve the renewal of one-year liability insurance for the Company's Directors, Supervisors and Senior Management [from 18 MAY 2010 to 17 MAY 2011]	Management	For	For
11
Re-appoint PricewaterhouseCoopers [Certified Public
Accountants, Hong Kong] as the International Auditors and
PricewaterhouseCoopers Zhong Tian CPAs Company Limited as
PRC Auditors of the Company to hold office until conclusion of the next AGM, and authorize the Audit Committee of the Board to
determine their remuneration
		Management	For	For
12	Approve proposals [if any] put forward at such meeting by any shareholder(s) holding 3% or more of the shares carrying the right to vote at such meeting	Management	For	For
S.13
Amend the Articles of Association of the Company [as specified], and authorize any one Director or Secretary to the Board to deal with on behalf of the Company the relevant filing, amendments and registration [where necessary] procedures and other related issues arising from the amendments to the Articles of Association of the Company
		Management	For	For
S.14	Approve the issue mandate	Management	For	For
S.15	Approve the issue of short-term bills	Management	For	For
S.16	Approve the issue of medium-term notes	Management	For	For

MELCO INTERNATIONAL DEVELOPMENT LTD
Security	Y59683188	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	22-Jun-2010
ISIN	HK0200030994	Agenda		702484990 - Management
Item	Proposal	Type	Vote	For/Against Management
PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100603/LTN2 0100603346.pdf		Non-Voting
PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED T-HE SAME AS A "TAKE NO ACTION" VOTE.		Non-Voting
1.
Approve, relating to the Conditional Agreement dated 19 APR
2010 entered into between Elixir Group Limited, a wholly-owned subsidiary of the Company, Brilliant Light Holding Company
Limited and Elixir International Limited ("Elixir") in relation to the disposal of the entire share capital of Elixir
		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT
IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

CHINA CITIC BANK CORPORATION LTD, BEIJING
Security	Y1434M116	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	23-Jun-2010
ISIN	CNE1000001Q4	Agenda		702408077 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2 0100429813.pdf	Non-Voting
1	Approve the report of the Board of Directors of the Bank for the year 2009	Management	For	For
2	Approve the report of the Board of Supervisors of the Bank for the year 2009	Management	For	For
3	Approve the annual report of the Bank for the year 2009	Management	For	For
4	Approve the financial report of the Bank for the year 2009	Management	For	For
5	Approve the Profit Distribution Plan of the Bank for the year 2009	Management	For	For
6	Approve the Financial Budget Plan of the Bank for the year 2010	Management	For	For
7	Approve the resolution on engagement of accounting firms and their service fees for the year 2010	Management	For	For

SINOPEC SHANGHAI PETROCHEMICAL CO LTD
Security	Y80373106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	23-Jun-2010
ISIN	CNE1000004C8	Agenda		702421443 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL THE RESOLUTIONS. THANK YOU	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL- http://www.hkexnews.hk/listedco/listconews/sehk/20100507/LTN2 0100507081.pdf	Non-Voting
1	Receive the 2009 work report of the Board of the Company	Management	For	For
2	Receive the 2009 work report of the Supervisory Committee of the Company	Management	For	For
3	Approve the 2009 audited financial statements of the Company	Management	For	For
4	Approve the 2009 Profit Distribution Plan of the Company	Management	For	For
5	Receive the 2010 financial budget report of the Company	Management	For	For
6
Re-appointment of KPMG Huazhen as the Company's Domestic
Auditor for the year 2010 and KPMG as the Company's
International Auditor for the year 2010, and to authorize the Board to fix their remuneration
		Management	For	For
7	Appointment of Mr. Wu Haijun as a Director to fill up the vacancy in the sixth session of the Board	Management	For	For
S.8
Approve the amendments to the Articles of Association of the
Company  the 'Articles of Association'  and its appendices
proposed by the Board of the Company and authorize the Board of the Company to transact all relevant matters regarding any application, reporting and approval, registration and filing requirements in relation to such amendments to the Articles of
Association and its appendices on behalf of the Company,
including making appropriate text revisions in accordance with any revision request of any relevant PRC approval authorities and the listing rules of any stock exchanges on which the Company's
securities are listed
		Management	For	For

RENHE COMMERCIAL HOLDINGS COMPANY LTD
Security	G75004104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	23-Jun-2010
ISIN	KYG750041041	Agenda		702459985 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100523/LTN2 0100523053.pdf	Non-Voting
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	Receive the audited consolidated financial statements of the Company and its subsidiaries for the YE 31 DEC 2009 together with the reports of the Directors of the Company and the Independent Auditors	Management	For	For
2	Declare a final dividend for the YE 31 DEC 2009	Management	For	For
3.a	Re-elect Mr. Dai Yongge as a Director	Management	For	For
3.b	Re-elect Mr. Lin Zijing as a Director	Management	For	For
3.c	Re-elect Ms. Jiang Mei as a Director	Management	For	For
3.d	Re-elect Ms. Zhang Xingmei as a Director	Management	For	For
3.e	Re-elect Mr. Ho Gilbert Chi Hang as a Director	Management	For	For
3.f	Re-elect Mr. Wang Shengli as a Director	Management	For	For
4	Authorize the Board of Directors to fix the remuneration of the Directors	Management	For	For
5	Re-appoint Messrs. KPMG as the Auditors of the Company and authorize the Board of Directors to fix their remuneration	Management	For	For
6	Authorize the Directors to allot and issue shares of the Company as specified in the Ordinary Resolution 6 in the notice of AGM	Management	For	For
7	Authorize the Directors to repurchase shares of the Company as specified in the Ordinary Resolution 7 in the notice of AGM	Management	For	For
8	Approve to extend the power granted to the Directors under Resolution 6 to allot and issue shares as specified in the ordinary resolution 8 in the notice of AGM	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO REMOVAL
OF RECORD DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

CHINA MERCHANTS BANK CO LTD, SHENZEN
Security	Y14896115	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	23-Jun-2010
ISIN	CNE1000002M1	Agenda		702497430 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 698837 DUE TO ADDITION OF-RESOLTUION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Approve the work report of the Board of Directors for the year 2009	Management	For	For
2.	Approve the work report of the Board of Supervisors for the year 2009	Management	For	For
3.	Approve the annual report for the year 2009 [including the audited financial report]	Management	For	For
4.	Approve the final financial report for the year 2009	Management	For	For
5.	Approve the proposed profit appropriations plan [including the distribution of final dividends] for the year 2009	Management	For	For
6.	Approve the resolution to appoint the accounting firms for the year 2010 and their remuneration	Management	For	For
7.1	Re-appointment of Mr. Qin Xiao as Non-Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.2	Re-appointment of Mr. Wei Jiafu as Non-Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.3	Re-appointment of Mr. Fu Yuning as Non-Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.4	Re-appointment of Mr. Li Yinquan as Non-Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.5	Appointment of Mr. Fu Gangfeng as Non-Executive Director of the Company for a term of 3 years from the date on which his qualification is approved by the China Banking Regulatory Commission	Management	For	For
7.6	Re-appointment of Mr. Hong Xiaoyuan as Non-Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.7	Re-appointment of Ms. Sun Yueying as Non-Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.8	Re-appointment of Mr. Wang Daxiong as Non-Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.9	Re-appointment of Mr. Fu Junyuan as Non-Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.10	Re-appointment of Mr. Ma Weihua as Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.11	Re-appointment of Mr. Zhang Guanghua as Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.12	Re-appointment of Mr. Li Hao as Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.13
Re-appointment of Mr. Wu Jiesi as Independent Non-Executive
Director of the Company, with immediate effect, for a term of 3 years, except subject to adjustments pursuant to the requirements of the relevant applicable laws and regulations
		Management	For	For
7.14	Re-appointment of Mr. Yi Xiqun as Independent Non-Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.15	Re-appointment of Ms. Yan Lan as Independent Non-Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.16
Re-appointment of Mr. Chow Kwong Fai, Edward as Independent
Non-Executive Director of the Company, with immediate effect, for a term of 3 years, except subject to adjustments pursuant to the requirements of the relevant applicable laws and regulations
		Management	For	For
7.17
Re-appointment of Mr. Liu Yongzhang as Independent Non-
Executive Director of the Company, with immediate effect, for a term of 3 years, except subject to adjustments pursuant to the requirements of the relevant applicable laws and regulations
		Management	For	For
7.18
Re-appointment of Ms. Liu Hongxia as Independent Non-
Executive Director of the Company, with immediate effect, for a term of 3 years, except subject to adjustments pursuant to the requirements of the relevant applicable laws and regulations
		Management	For	For
8.1	Re-appointment of Mr. Zhu Genlin as Shareholder Representative Supervisor of the Company, with immediate effect, for a term of 3 years	Management	For	For
8.2	Appointment of Mr. Hu Xupeng as Shareholder Representative Supervisor of the Company, with immediate effect, for a term of 3 years	Management	For	For
8.3	Appointment of Mr. Wen Jianguo as Shareholder Representative Supervisor of the Company, with immediate effect, for a term of 3 years	Management	For	For
8.4	Re-appointment of Mr. Li Jiangning as Shareholder Representative Supervisor of the Company, with immediate effect, for a term of 3 years	Management	For	For
8.5
Re-appointment of Mr. Shi Jiliang as External Supervisor of the
Company, with immediate effect, for a term of 3 years, except subject to adjustments pursuant to the requirements of the
relevant applicable laws and regulations
		Management	For	For
8.6
Re-appointment of Mr. Shao Ruiqing as External Supervisor of the
Company, with immediate effect, for a term of 3 years, except subject to adjustments pursuant to the requirements of the
relevant applicable laws and regulations
		Management	For	For
9.	Approve the Mid-term Capital Management Plan for China Merchants Bank	Management	For	For
10.	Approve the assessment report on the duty performance of Directors for the year 2009	Management	For	For
11.	Approve the assessment report on the duty performance of Supervisors for the year 2009	Management	For	For
12.	Approve the duty performance and cross-evaluation reports of Independent Non-Executive Directors for the year 2009	Management	For	For
13.	Approve the duty performance and cross-evaluation reports of External Supervisors for the year 2009	Management	For	For
14.	Approve the related party transaction report for the year 2009	Management	For	For
15.	Appointment of Mr. Han Mingzhi as External Supervisor of the Company, with immediate effect, for a term of 3 years	Management	For	For

TITAN PETROCHEMICALS GROUP LTD
Security	G8890G103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	24-Jun-2010
ISIN	BMG8890G1033	Agenda		702453438 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100524/LTN2 0100524377.pdf	Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Receive the audited financial statements and reports of the Directors and Auditors for the YE 31 DEC 2009	Management	For	For
2.a	Re-elect Mr. Patrick Wong Siu Hung as an Executive Director	Management	For	For
2.b	Re-elect Ms. Maria Tam Wai Chu as an Independent Non- Executive Director	Management	For	For
2.c	Authorize the Board of Directors to fix the Directors' remuneration	Management	For	For
3	Re-appoint Ernst & Young as the Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For
4
Authorize the Directors to allot, issue and deal with additional shares not exceeding 20% of the aggregate nominal amount of
the issued share capital of the Company at the date of passing of this resolution
		Management	For	For
5	Authorize the Directors to repurchase shares not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing of this resolution	Management	For	For
6	Approve to extend the general mandate to the Directors to allot, issue and deal with shares by an amount not exceeding the amount of the shares repurchased by the Company	Management	For	For
7	Amend the terms of the share option scheme adopted by the Company on 31 MAY 2002	Management	For	For

CHINA CONSTRUCTION BANK CORPORATION
Security	Y1397N101	Meeting Type		Class Meeting
Ticker Symbol		Meeting Date	24-Jun-2010
ISIN	CNE1000002H1	Agenda		702453705 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100507/LTN2 0100507935.pdf	Non-Voting
S.1.1	Approve the proposed Rights Issue of A shares and H shares: type and nominal value of Rights Shares	Management	For	For
S.1.2	Approve the proposed Rights Issue of A shares and H shares: proportion and number of shares to be issued	Management	For	For
S.1.3	Approve the proposed Rights Issue of A shares and H shares: subscription price of the Rights Issue	Management	For	For
S.1.4	Approve the proposed Rights Issue of A shares and H shares: target subscribers	Management	For	For
S.1.5	Approve the proposed Rights Issue of A shares and H shares: use of proceeds	Management	For	For
S.1.6	Approve the proposed Rights Issue of A shares and H shares: arrangement for the accumulated undistributed profits of the Bank prior to the Rights Issue	Management	For	For
S.1.7	Approve the proposed Rights Issue of A shares and H shares: effective period of the resolution	Management	For	For

PT BUMI RESOURCES TBK
Security	Y7122M110	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	24-Jun-2010
ISIN	ID1000068703	Agenda		702469001 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve to pledge all or part of the Company's asset in order to obtain loan from third party	Management	For	For
2	Re-appoint the Company's Board of Directors	Management	For	For

LEE & MAN PAPER MFG LTD
Security	G5427W130	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	24-Jun-2010
ISIN	KYG5427W1309	Agenda		702484293 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100602/LTN2 0100602783.pdf	Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL THE RESOLUTIONS. THANK YOU.	Non-Voting
1	Approve the New Electricity Services Agreement and the annual caps and the transactions contemplated thereunder for providing services to generate electricity, as specified	Management	For	For
2	Approve the New Steam Services Agreement and the annual caps and the transactions contemplated thereunder for providing services to generate steam, as specified	Management	For	For

PT BUMI RESOURCES TBK
Security	Y7122M110	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	24-Jun-2010
ISIN	ID1000068703	Agenda		702487794 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the 2009 annual report	Management	For	For
2	Ratify the 2009 financial statement	Management	For	For
3	Approve the profit allocation	Management	For	For
4	Appoint public accountant	Management	For	For

CHINA CONSTRUCTION BANK CORPORATION
Security	Y1397N101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	24-Jun-2010
ISIN	CNE1000002H1	Agenda		702497389 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the 2009 report of Board of Directors	Management	For	For
2.	Approve the 2009 report of Board of Supervisors	Management	For	For
3.	Approve the 2009 final financial accounts	Management	For	For
4.	Approve the 2010 fixed assets investment budget	Management	For	For
5.	Approve the profit distribution plan for 2009	Management	For	For
6.	Approve the 2009 final emoluments distribution plan for Directors and Supervisors	Management	For	For
7.	Approve the appointment of Auditors for 2010	Management	For	For
S.8.1	Approve the proposed Rights Issue of A Shares and H Shares: Type and nominal value of Rights Shares	Management	For	For
s.8.2	Approve the proposed Rights Issue of A Shares and H Shares: Proportion and number of Shares to be issued	Management	For	For
s.8.3	Approve the proposed Rights Issue of A Shares and H Shares: Subscription Price of the Rights Issue	Management	For	For
s.8.4	Approve the proposed Rights Issue of A Shares and H Shares: Target subscribers	Management	For	For
s.8.5	Approve the proposed Rights Issue of A Shares and H Shares: Use of Proceeds	Management	For	For
s.8.6	Approve the proposed Rights Issue of A Shares and H Shares: Arrangement for the accumulated undistributed profits of the Bank prior to the Rights Issue	Management	For	For
s.8.7	Approve the proposed Rights Issue of A Shares and H Shares: Effective period of the resolution	Management	For	For
s.9	Approve the authorizations for the Rights Issue of A shares and H shares	Management	For	For
10.	Approve the feasibility report on the proposed use of proceeds raised from the rights issue of A shares and H shares	Management	For	For
11.	Approve the report on the use of proceeds from the previous A share issue	Management	For	For
12.	Approve the mid-term plan of capital management	Management	For	For
13.1	Election of Mr. Guo Shuqing to continue serving as an Executive Director of the Bank	Management	For	For
13.2	Election of Mr. Zhang Jianguo to continue serving as an Executive Director of the Bank	Management	For	For
13.3	Election of Lord Peter Levene to continue serving as an Independent Non-Executive Director of the Bank	Management	For	For
13.4	Election of Dame Jenny Shipley to continue serving as an Independent Non-Executive Director of the Bank	Management	For	For
13.5	Election of Ms. Elaine La Roche to continue serving as an Independent Non-Executive Director of the Bank	Management	For	For
13.6	Election of Mr. Wong Kai-Man to continue serving as an Independent Non-Executive Director of the Bank	Management	For	For
13.7	Election of Ms. Sue Yang to serve as Non-Executive Director of the Bank	Management	For	For
13.8	Election of Mr. Yam Chi Kwong, Joseph to serve as an Independent Non-Executive Director of the Bank	Management	For	For
13.9	Election of Mr. Zhao Xijun to serve as an Independent Non- Executive Director of the Bank	Management	For	For
14.1	Election of Mr. Xie Duyang to continue serving as shareholder representative Supervisor of the Bank	Management	For	For
14.2	Election of Ms. Liu Jin to continue serving as shareholder representative Supervisor of the Bank	Management	For	For
14.3	Election of Mr. Guo Feng to continue serving as External Supervisor of the Bank	Management	For	For
14.4	Election of Mr. Dai Deming to continue serving as External Supervisor of the Bank	Management	For	For
14.5	Election of Mr. Song Fengming to serve as shareholder representative Supervisor of the Bank	Management	For	For
15.1	Election of Mr. Zhu xiaohuang as an Executive Director of the bank	Management	For	For
15.2	Election of Ms. Wang Shumin as an Non-Executive Director of the bank	Management	For	For
15.3	Election of Mr. Wang Yong as an Non-Executive Director of the bank	Management	For	For
15.4	Election of Ms. Li Xiaoling as an Non-Executive Director of the bank	Management	For	For
15.5	Election of Mr. Zhu Zhenmin as an Non-Executive Director of the bank	Management	For	For
15.6	Election of Mr. Lu Xiaoma as an Non-Executive Director of the bank	Management	For	For
15.7	Election of Ms. Chen Yuanling as an Non-Executive Director of the bank	Management	For	For
16.	Approve the adjustment of items of delegation of authorities by the shareholders' general meeting	Management	For	For

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 680264 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

TMB BANK PUBLIC CO LTD
Security	Y57710116	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	24-Jun-2010
ISIN	TH0068010014	Agenda		702524213 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 710313 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Adopt the Minutes of the 2010 AGM of shareholders held on Friday, 23 APR 2010	Management	For	For
2.
Approve the transfer of reserve funds to compensate for the
accumulated losses, the reduction of the bank's registered and paid up capital by means of decrease of share par continue to
02A, 02A : value the amendment to Article 4 of the bank
Memorandum of Association to be in accordance  with the
decrease of registered capital and the conversion of class b preferred shares to ordinary shares and the relevant delegation of authority
		Management	For	For
3.A	Approve the offering of the 400,000,000 newly issued ordinary shares to the employees of the bank under TMB performance share bonus 2010 program	Management	For	For
3.B
Approve the allocation of 400,000,000 newly issued shares of the bank for employees entitled to be offered more than 5% of all newly issued shares offered under TMB performance share bonus
2010 program
		Management	For	For
3.C
Approve the increase of the Bank's registered capital from THB
41,523,301,555.05 to THB 41,903,301,555.05 by issuing the new ordinary shares in the number of 400,000,000 shares, at the par value of THB 0.95 per share
		Management	For	For
3.D	Amend the Article 4 of the Bank's Memorandum of Association to be consistent with the increase of the registered capital of the bank	Management	For	For
3.E	Approve the allocation of 400,000,000 newly issued shares of the bank	Management	For	For
4.	Approve the amendment to the Chapter 2 of the Bank's Articles of Association	Management	For	For
5.	Other businesses [if any]	Management	For	Against

CITIC RESOURCES HOLDINGS LTD
Security	G2155Y107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	BMG2155Y1075	Agenda		702388174 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100422/LTN2 0100422252.pdf	Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR" OR "AGAINST" FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Receive the audited financial statements and the report of the Directors and the Independent Auditors' report for the YE 31 DEC 2009	Management	For	For
2.a	Re-elect Mr. Kong Dan as a Director	Management	For	For
2.b	Re-elect Mr. Sun Xinguo as a Director	Management	For	For
2.c	Re-elect Mr. Zeng Chen as a Director	Management	For	For
2.d	Re-elect Mr. Tsang Link Carl, Brian as a Director	Management	For	For
2.e	Authorize the Board of Directors to fix the Directors' remuneration	Management	For	For
3	Re-appoint the Auditors and authorize the Board of Directors to fix the Auditors' remuneration	Management	For	For
4.A	Approve to grant a general mandate to the Directors to repurchase shares of the Company	Management	For	For
4.B	Approve to grant a general mandate to the Directors to issue new shares of the Company	Management	For	For
4.C	Approve to increase the general mandate to be given to the Directors to issue new shares of the Company	Management	For	For

CHINA SHIPPING CONTAINER LINES CO LTD
Security	Y1513C104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	CNE100000536	Agenda		702408471 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100430/LTN2 0100430025.pdf	Non-Voting
1	Approve the audited financial statements and the Auditors' report of the Company as at and for the YE 31 DEC 2009	Management	For	For
2	Approve the proposed profit distribution plan of the Company for the YE 31 DEC 2009	Management	For	For
3	Approve the report of the Board of Directors of the Company the "Board" for the YE 31 DEC 2009	Management	For	For
4	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
5	Approve the annual reports of the Company prepared under the requirements of the places of listing of the Company for the YE 31 DEC 2009	Management	For	For
6
Appointment of PricewaterhouseCoopers, Hong Kong, Certified
Public Accountants as the Company's International Auditor, to
hold office for the year 2010, and authorize the audit committee of the Board to determine its remuneration
		Management	For	For
7
Appointment of Vocation International Certified Public
Accountants Co., Ltd. as the Company's PRC Auditor, to hold
office for the year 2010, and authorize the audit committee of the
Board to determine its remuneration
		Management	For	For
8	Approve to determine the remuneration of the Directors and Supervisors of the Company for the year ending 31 DEC 2010	Management	For	For
9.a
Re-elect Mr. Li Shaode as a Executive Director of the Company the "Directors" , pursuant to Article 10.2 of the Articles of
Association of the Company with effect from the conclusion of the
AGM until the conclusion of the AGM of the Company for the year
2012, i.e. on or around June 2013
		Management	For	For
9.b
Re-elect Mr. Ma Zehua as a Non-Executive Director of the
Company  the "Directors" , pursuant to Article 10.2 of the Articles of Association of the Company with effect from the conclusion of the AGM until the conclusion of the AGM of the Company for the year 2012, i.e. on or around June 2013
		Management	For	For
9.c
Re-elect Mr. Zhang Guofa as a Executive Director of the
Company  the "Directors" , pursuant to Article 10.2 of the Articles of Association of the Company with effect from the conclusion of the AGM until the conclusion of the AGM of the Company for the year 2012, i.e. on or around June 2013
		Management	For	For
9.d
Re-elect Mr. Zhang Jianhua as a Non-Executive Director of the
Company  the "Directors" , pursuant to Article 10.2 of the Articles of Association of the Company with effect from the conclusion of the AGM until the conclusion of the AGM of the Company for the year 2012, i.e. on or around June 2013
		Management	For	For
9.e
Re-elect Mr. Lin Jianqing as a Non-Executive Director of the
Company  the "Directors" , pursuant to Article 10.2 of the Articles of Association of the Company with effect from the conclusion of the AGM until the conclusion of the AGM of the Company for the year 2012, i.e. on or around June 2013
		Management	For	For
9.f
Re-elect Mr. Wang Daxiong as a Non-Executive Director of the
Company  the "Directors" , pursuant to Article 10.2 of the Articles of Association of the Company with effect from the conclusion of the AGM until the conclusion of the AGM of the Company for the year 2012, i.e. on or around June 2013
		Management	For	For
9.g
Re-elect Mr. Huang Xiaowen as a Executive Director of the
Company  the "Directors" , pursuant to Article 10.2 of the Articles of Association of the Company with effect from the conclusion of the AGM until the conclusion of the AGM of the Company for the year 2012, i.e. on or around June 2013
		Management	For	For
9.h
Re-elect Mr. Zhao Hongzhou as a Executive Director of the
Company  the "Directors" , pursuant to Article 10.2 of the Articles of Association of the Company with effect from the conclusion of the AGM until the conclusion of the AGM of the Company for the year 2012, i.e. on or around June 2013
		Management	For	For
9.i
Re-elect Mr. Yan Zhichong as a Non-Executive Director of the
Company  the "Directors" , pursuant to Article 10.2 of the Articles of Association of the Company with effect from the conclusion of the AGM until the conclusion of the AGM of the Company for the year 2012, i.e. on or around June 2013
		Management	For	For
9.j
Re-elect Mr. Xu Hui as a Non-Executive Director of the Company the "Directors" , pursuant to Article 10.2 of the Articles of
Association of the Company with effect from the conclusion of the
AGM until the conclusion of the AGM of the Company for the year
2012, i.e. on or around June 2013
		Management	For	For
9.k
Re-elect Mr. Shen Zhongying as a Independent Non-Executive
Director of the Company  the "Directors" , pursuant to Article 10.2 of the Articles of Association of the Company with effect from the conclusion of the AGM until the conclusion of the AGM of the
Company for the year 2012, i.e. on or around June 2013
		Management	For	For
9.l
Re-elect Mr. Shen Kangchen as Independent Non-Executive
Director of the Company  the "Directors" , pursuant to Article 10.2 of the Articles of Association of the Company with effect from the conclusion of the AGM until the conclusion of the AGM of the
Company for the year 2012, i.e. on or around June 2013
		Management	For	For
9.m
Re-elect Mr. Jim Poon  also known as Pan Zhanyuan  as a
Independent Non-Executive Director as a of the Company  the
"Directors" , pursuant to Article 10.2 of the Articles of Association of the Company with effect from the conclusion of the AGM until the conclusion of the AGM of the Company for the year 2012, i.e.
on or around June 2013
		Management	For	For
9.n
Re-elect Mr. Wu Daqi as a Independent Non-Executive Director of the Company the "Directors" , pursuant to Article 10.2 of the
Articles of Association of the Company with effect from the
conclusion of the AGM until the conclusion of the AGM of the
Company for the year 2012, i.e. on or around June 2013
		Management	For	For
9.o
Re-elect Ms. Zhang Nan as a Independent Non-Executive Director of the Company  the "Directors" , pursuant to Article 10.2 of the
Articles of Association of the Company with effect from the
conclusion of the AGM until the conclusion of the AGM of the
Company for the year 2012, i.e. on or around June 2013
		Management	For	For
10.a
Re-elect Mr. Chen Decheng as a Supervisor of the Company
pursuant to Article 14.2 of the Articles of Association of the
Company with effect from the conclusion of the AGM until the conclusion of the annual general meeting of the Company for the year 2012, i.e. on or around June 2013
		Management	For	For
10.b
Re-elect Mr. Kou Laiqi as a Supervisor of the Company pursuant to Article 14.2 of the Articles of Association of the Company with effect from the conclusion of the AGM until the conclusion of the annual general meeting of the Company for the year 2012, i.e. on or around June 2013
		Management	For	For
10.c
Re-elect Mr. Hua Min as a Supervisor of the Company pursuant to
Article 14.2 of the Articles of Association of the Company with effect from the conclusion of the AGM until the conclusion of the annual general meeting of the Company for the year 2012, i.e. on or around June 2013
		Management	For	For
10.d
Re-elect Ms. Pan Yingli as a Supervisor of the Company pursuant to Article 14.2 of the Articles of Association of the Company with effect from the conclusion of the AGM until the conclusion of the annual general meeting of the Company for the year 2012, i.e. on or around June 2013
		Management	For	For

JOLLIBEE FOODS CORPORATION
Security	Y4466S100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	PHY4466S1007	Agenda		702445239 - Management
Item	Proposal	Type	Vote	For/Against Management
cmmt
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 705896 DUE TO RECEIPT OF D-IRECTORS NAMES. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED-AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1	Call to order	Management	For	For
2	Approve to certify the corporate secretary on notice and quorum	Management	For	For
3	Approve the minutes of the last annual stockholders' meeting	Management	For	For
4	Approve the President's report	Management	For	For
5	Ratify the actions by the Board of Directors and the Officers of the Corporation	Management	For	For
6.1	Election of Tony Tan Caktiong as a Director	Management	For	For
6.2	Election of William Tan Untiong as a Director	Management	For	For
6.3	Election of Ernesto Tanmantiong as a Director	Management	For	For
6.4	Election of Ang Cho Sit as a Director	Management	For	For
6.5	Election of Antonio Chua Poe Eng as a Director	Management	For	For
6.6	Election of Felipe B. Alfonso as an Independent Director	Management	For	For
6.7	Election of Monico Jacob as an Independent Director	Management	For	For
7	Appointment of the External Auditors	Management	For	For
8.	Other matters	Non-Voting
9.	Adjournment	Management	For	For

FRANSHION PROPERTIES (CHINA) LTD
Security	Y2642B108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	HK0817039453	Agenda		702453452 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100524/LTN2 0100524592.pdf	Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Approve the Audited consolidated financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2009	Management	For	For
2	Approve to declare a final dividend for the YE 31 DEC 2009	Management	For	For
3	Re-elect Mr. Luo Dongjiang as a Non-Executive Director of the Company	Management	For	For
4	Re-appointment of Ernst & Young as the Auditors of the Company and to authorize the Board of Directors of the Company to fix their remuneration	Management	For	For
5	Approve a general mandate to the Directors to repurchase shares, as specified	Management	For	For
6	Approve a general mandate to the Directors to issue new shares, as specified	Management	For	For
7	Approve the extension of the general mandate to the Directors to issue new shares based on the number of shares repurchased, as specified	Management	For	For

PT BAKRIELAND DEVELOPMENT TBK
Security	Y7122L120	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	ID1000088701	Agenda		702502560 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT THE MEETING AGENDA IS OF CONFLICT OF INTEREST AGENDA AND ONLY-INDEPENDENT SHAREHOLDERS WILL BE ELIGIBLE TO ATTEND AND VOTE AT THE MEETING.-THANK YOU	Non-Voting

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 706975 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Approve the 4th Limited Public offering	Management	For	For
2.	Approve to give credit to PT Superwish Perkasa which is an affiliated transaction	Management	For	For
3.	Approve the affiliated transaction to purchase 50% shares owned by Baroque Dev Inc in PT Fusion Plus Indonesia and to take over the new shares to be issued by PT Fusion Plus Indoneisia	Management	For	For
4.	Approve the material transaction to purchase 20% shares owned by PT Citra Kharisma Komunika in PT Sentul City TBK and to invest in PT Bukit Jonggol Asri	Management	For	For
5.	Amend the Article 3 of the Article of Association to be in line with Bapepam regulation	Management	For	For

CHINA COAL ENERGY CO LTD
Security	Y1434L100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	CNE100000528	Agenda		702502813 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 697815 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Approve the 2009 report of the Board of Directors of the Company	Management	For	For
2.	Approve the 2009 report of the supervisory Committee of the Company	Management	For	For
3.	Approve the 2009 report of the Auditors and the Company's Audited financial statements for the YE 31 DEC 2009	Management	For	For
4.	Approve the profit distribution plan for the year 2009 as recommended by the Board of Directors and authorize the Board of Directors to implement such proposal	Management	For	For
5.	Approve the Company's 2010 capital expenditure budget	Management	For	For
6.	Approve the 2010 emoluments of Directors and Supervisors of the Company	Management	For	For
7.
Approve the appointment of Price-water-house-Coopers Zhong
Tian CPAs limited Company, as the Company's domestic Auditor and Price-water-house-Coopers, certified public accountants, as the Company's international Auditor for the FY 2010 and authorize the Board of Directors to determine their respective remunerations
		Management	For	For
S.8	Amend the Articles of Association and the procedural rules for shareholders' meeting of the Company	Management	For	For
S.9	Approve the general mandate to issue shares of the Company	Management	For	For
S.10	Amend the scope of business operations of the Company in the Articles of Association of the Company	Management	For	For

PT BAKRIE & BROTHERS TBK
Security	Y7117S254	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	ID1000110000	Agenda		702511684 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 714889 DUE TO CHANGE IN ME-ETING DATE AND
ADDITION OF RESOLUTION. ALL VOTES RECEIVED ON THE
PREVIOUS MEET-ING WILL BE DISREGARDED AND YOU
WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE-.
THANK YOU.
Non-Voting
1.
Approve to pledge and or transfer the assets owned directly or indirectly by the Company to obtain loan and or other financial facilities as long as the asset guarantee is worth more than 50% of
Company's net assets
		Management	For	For
2.	Amend the Company's Article of Association Article 1 verse 2, Article 3 verse 2, Article 14 verse 3	Management	For	For
3.	Approve the additional Company's Board	Management	For	For

PT SEMEN GRESIK PERSERO TBK
Security	Y7142G168	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	ID1000106800	Agenda		702511709 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the changes on Company's Article of Association	Management	For	For
2	Approve the changes on Company's Board	Management	For	For

PT BAKRIE & BROTHERS TBK
Security	Y7117S254	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	ID1000110000	Agenda		702512143 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 714888 DUE TO CHANGE IN RE-CORD DATE AND
MEETING DATE. ALL VOTES RECEIVED ON THE PREVIOUS
MEETING WILL BE-DISREGARDED AND YOU WILL NEED TO
REINSTRUCT ON THIS MEETING NOTICE. THANK YOU-.
Non-Voting
1.	Approve the Director's report regarding the Company's activities and financial administration for book year 2009	Management	For	For
2.	Approve and ratify the balance sheet and financial statement for book year 2009	Management	For	For
3.	Approve to determine the Company's profit utilization for book year 2009	Management	For	For
4.	Appointment of the Public Accountant for book year 2010	Management	For	For

PICC PROPERTY AND CASUALTY COMPANY LTD
Security	Y6975Z103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	CNE100000593	Agenda		702516800 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 700361 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
CMMT
PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE
BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100430/LTN2
0100430306.pdf  h-
ttp://www.hkexnews.hk/listedco/listconews/sehk/20100610/LTN20
100610084.pdf
Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY-FOR RESOLUTIONS "1 TO 12 AND 14". THANK YOU.	Non-Voting
1	Approve the report of the Board of Directors of the Company for 2009	Management	For	For
2	Approve the Report of the Supervisory Committee of the Company for 2009	Management	For	For
3	Approve the audited financial statements and the Report of the Auditors of the Company for the YE 31 DEC 2009	Management	For	For
4	Approve the Profit Distribution Plan of the Company for the YE 31 DEC 2009	Management	For	For
5	Approve Directors' fees for 2010	Management	For	For
6	Approve the Supervisors' fees for 2010	Management	For	For
7
Re-appoint Ernst & Young as the International Auditors of the
Company and Ernst & Young Hua Ming as the domestic auditors
of the Company to hold office until the conclusion of the next
AGM, and authorize the Board of Directors to fix their
remuneration
		Management	For	For
S.8
Approve to grant a general mandate to the Board of Directors to separately or concurrently issue, allot or deal with additional domestic shares and H shares in the Company not exceeding
20% of each of the aggregate nominal      amount of the domestic
shares and H shares of the Company in issue within 12  months from the date on which shareholders' approval is obtained, and authorize the Board of Directors to increase the registered capital
of the    Company and make corresponding amendments to the
Articles of Association of  the Company as it thinks fit so as to reflect the new capital structure upon  the issue or allotment of shares
		Management	For	For
S.9
Approve the proposed amendments to the Articles of Association, and authorize the Chairman of the Board of Directors or his
authorized person to make amendments to the Articles of
Association as he deems necessary, appropriate  and expedient in accordance with the applicable laws, regulations and the
requirements of China Insurance Regulatory Commission and
other relevant authorities
		Management	For	For
S.10
Approve the proposed amendments to the Procedural Rules for
Shareholders' General Meeting, and authorize the Chairman of the Board of Directors or his  authorized person to make
corresponding revisions to these proposed           amendments as
he deems necessary and appropriate in accordance with the
requirements imposed by the relevant regulatory authorities and by the stock exchange of the place where the Company is listed
from time to time during    the approval process
		Management	For	For
S.11
Approve the proposed amendments to the Procedural Rules for
the Board of Directors, and authorize the Chairman of the Board of Directors or his authorized person to make corresponding
revision to these proposed amendments as he deems necessary
and appropriate in accordance with the requirements imposed by the relevant regulatory authorities and by the stock exchange of the place where the Company is listed from time to time during the
approval   process
		Management	For	For
S.12
Approve the proposed amendments to the Working Rules for the
Supervisory Committee, and authorize the Chairman of the
Supervisory Committee or his authorized person to make
corresponding revision to these proposed amendments as he
deems necessary and appropriate in accordance with the
requirements imposed by the relevant regulatory authorities and by the stock exchange of the place where the Company is listed from time to time during the approval process
		Management	For	For
13	To review the Duty Report of the Independent Directors for the Year 2009	Non-Voting
S.14
Authorize the Board of Directors to issue of a 10-year
subordinated term debts with an aggregate principal amount of not exceeding RMB 8,000 million by the Company, and to determine the terms and conditions and other relevant matters of such issue, and do all such acts and things or execute all such documents as it may in its opinion consider necessary, appropriate or expedient for the purpose of effecting or otherwise in connection with such issue or any matter incidental thereto
		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN VOTING OPTIONS COMMENT. I-F YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM UN-LESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

PT SEMEN GRESIK PERSERO TBK
Security	Y7142G168	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	ID1000106800	Agenda		702520289 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the 2009 annual report and ratify the financial statement and Acquit Et de Charge Company's Board	Management	For	For
2	Approve the 2009 annual environmental development partnership program	Management	For	For
3	Approve the 2009 profit allocation	Management	For	For
4	Approve to determine salary and honorarium Company's Board	Management	For	For
5	Appoint Public Accountant	Management	For	For

FRANSHION PROPERTIES (CHINA) LTD
	Security	Y2642B108	Meeting Type		ExtraOrdinary General Meeting
	Ticker Symbol		Meeting Date	25-Jun-2010
	ISIN	HK0817039453	Agenda		702521166 - Management
Item	Proposal		Type	Vote	For/Against Management
	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED T-HE SAME AS A "TAKE NO ACTION" VOTE.		Non-Voting
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:h- ttp://www.hkexnews.hk/listedco/listconews/sehk/20100607/LTN20 100607447.pdf		Non-Voting
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY-FOR RESOLUTIONS "1". THANK YOU.		Non-Voting
1
Approve and ratify and confirm the Acquisition Agreement, the
Joint Venture Contract, and the transactions contemplated under the abovementioned documents [including the Transactions] [each capitalized term as defined and described in the circular to the shareholders of the Company dated 08 JUN 2010], and to
authorize the Directors of the Company to do all such deeds, acts, matters or things necessary or desirable for the purpose of or in connection with the implementation of the foregoing
			Management	For	For

CHINA EASTERN AIRLINES CORPORATION LIMITED
Security	Y1406M102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Jun-2010
ISIN	CNE1000002K5	Agenda		702404764 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the report of the Board of Directors for the year 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company for the year 2009	Management	For	For
3	Approve the audited financial statements and the Auditors' reports for the Company for the year 2009	Management	For	For
4	Approve the Company's profit distribution proposal for the year 2009	Management	For	For
5
Re-appoint PricewaterhouseCoopers, Zhong Tian CPAs Limited
Company as the Company's PRC domestic Auditors for the FYE
31 DEC 2010 and PricewaterhouseCoopers, Certified Public
Accountants as the Company's International Auditors for the FYE
31 DEC 2010, and authorize the Board to determine their
remuneration
		Management	For	For
6.1	Approve the appointment of Mr. Liu Shaoyong as a Director of the sixth session of the Board	Management	For	For
6.2	Approve the appointment of Mr. Li Jun as a Director of the sixth session of the Board	Management	For	For
6.3	Approve the appointment of Mr. Ma Xulun as a Director of the sixth session of the Board	Management	For	For
6.4	Approve the appointment of Mr. Luo Chaogeng as a Director of the sixth session of the Board	Management	For	For
6.5	Approve the appointment of Mr. Luo Zhuping as a Director of the sixth session of the Board	Management	For	For
6.6	Approve the appointment of Mr. Sandy Ke-Yaw Liu as an Independent Non-Executive Director of the sixth session of the Board	Management	For	For
6.7	Approve the appointment of Mr. Wu Xiaogen as an Independent Non-Executive Director of the sixth session of the Board	Management	For	For
6.8	Approve the appointment of Mr. Ji Weidong as an Independent Non-Executive Director of the sixth session of the Board	Management	For	For
6.9	Approve the appointment of Mr. Shao Ruiqing as an Independent Non-Executive Director of the sixth session of the Board	Management	For	For
7.1	Approve the appointment of Ms. Liu Jiangbo, as a shareholder representative Supervisor of the sixth session of the Supervisors Committee of the Company	Management	For	For
7.2	Approve the appointment of Mr. Xu Zhao, as a shareholders representative Supervisor of the sixth session of the Supervisors Committee of the Company	Management	For	For
7.3	Approve the appointment of Mr. Liu Jiashun, as a shareholders representative Supervisor of the sixth session of the Supervisors Committee of the Company	Management	For	For
S.8
Authorize the Board to issue shares of the Company, during the
Relevant Period (as specified), an unconditional general mandate to separately or concurrently issue, allot and/or deal with domestic shares (Domestic Shares) and overseas listed foreign shares
(Foreign Shares) of the Company, and to make or grant offers, agreements or options in respect thereof, subject to the following conditions: i) such mandate shall not extend beyond the Relevant
Period save that the Board may during the Relevant Period make or grant offers, agreements or options which might require the exercise of such powers after the end of the Relevant Period; ii)
the number of the Domestic CONTD.
		Management	For	For
CONTD
CONTD. Shares and Foreign Shares to be issued and allotted or agreed-conditionally or unconditionally to be issued and allotted by the Board shall-not exceed 20% of each of its existing
Domestic Shares and Foreign Shares;-and iii) the Board will only exercise its power under such mandate in-accordance with the
Company Law of the PRC and the Listing Rules (as amended-
from time to time) or applicable laws, rules and regulations of other-government or regulatory bodies and only if all necessary approvals from the-CSRC and/or other relevant PRC government authorities are obtained;-Authority expires the earlier of the conclusion of the next AGM of the-Company following the passing of this special resolution; or the expiration-of the 12-month period following CONTD.
Non-Voting
CONTD
CONTD. the passing of this special resolution ; c) contingent on the Board-resolving to separately or concurrently issue shares pursuant to this special-resolution, the Board be authorized to increase the registered capital of the-Company to reflect the number of share authorized to be issued by the Company-
pursuant to this special resolution and to make such appropriate and-necessary amendments to the Articles of Association as they think fit to-reflect such increases in the registered capital of the
Company and to take-any other action and complete an formality required to effect the separately-or concurrently issuance of shares pursuant to this special resolution and-the increase in the registered capital of the Company
Non-Voting

CHINA OILFIELD SVCS LTD
Security	Y15002101	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	28-Jun-2010
ISIN	CNE1000002P4	Agenda		702444516 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100511/LTN2 0100511557.pdf	Non-Voting
1
Approve the resolution on the Company's satisfaction of the
requirements in relation to the A Share Issue by the Shareholders'
in accordance with the relevant provisions of laws and regulations including the Company Law of the PRC, the Securities Law of the
PRC, the Administrative Rules Governing Issue of Securities by
Listed Companies, and after self inquiry conducted by the
Company, the Company is able to satisfy the requirements in
relation to the A Share Issue
		Management	For	For
2	Approve the resolution on the feasibility study report for the use of proceeds from the A Share Issue of the Company	Management	For	For
3	Approve the resolution on the report on the use of proceeds from previous fundraising activities of the Company	Management	For	For
S.4a
Approve the each of the following items under the resolution concerning the A Share Issue of the Company Share Type the A
Shares to be issued under the A Share Issue are the domestic-
listed Renminbi denominated ordinary shares of the Company
		Management	For	For
S.4b
Approve the each of the following items under the resolution concerning the A Share Issue of the Company Nominal Value the
A Shares to be issued under the A Share Issue has a nominal
value of RMB 1.00 each
		Management	For	For
S.4c
Approve the each of the following items under the resolution concerning the A Share Issue of the Company offering Size: the A
Shares to be issued under the A Share Issue will be no more than
500,000,000 the exact offering size will be determined by the
Board and the lead underwriter  the sponsor  through negotiations, subject to the level of subscriptions if any ex-right or ex-dividend events, such as entitlement distribution, reserve capitalization or share placement, occur in the period between the date of the
Board meeting  as defined below  approving the A Share Issue and the date of A Share Issue, the respective maximum number of
Shares to be issued under the A Share Issue will be subject to corresponding adjustment
		Management	For	For
S.4d
Approve the each of the following items under the resolution concerning the A Share Issue of the Company Target Subscribers
Natural persons, legal persons and securities investment funds who maintain A share accounts with the Shanghai Stock
Exchange, and other investors as approved by the CSRC  save
for those investors who are not permitted to subscribe for the A
Shares by law, regulation and/or policy of the PRC
		Management	For	For
S.4e
Approve the each of the following items under the resolution concerning the A Share Issue of the Company pre-emptive rights of existing A Share Shareholders A portion of the new A Shares the proportion of which is to be determined by the Board  as authorized by the Shareholders at the general meeting  and the lead underwriter  will first be offered to all existing A Share
Shareholders whose names appeared on the share register on the
		Management	For	For

record date on a pro-rata basis any new A Shares not subscribed by any existing A Share Shareholders may be allotted and issued to other potential investors. In the event that any connected person of the Company subscribes for any new A Shares under
the A Share Issue, the Company shall comply with all relevant requirements under the Listing Rules under the A Share Issue, all target subscribers are required to settle the subscription in cash

S.4f
Approve the each of the following items under the resolution concerning the A Share Issue of the Company by the Shareholder
Basis for determining the Issue Price the issue price will be no less than the lower of  i  the average trading price of the A Shares for the 20 trading days prior to the date of the publication of the offering documents, or  ii  the average trading price of the A
Shares on the trading day preceding the date of the publication of the offering documents
		Management	For	For
S.4g
Approve the each of the following items under the resolution concerning the A Share Issue of the Company method of Issue:
the A Share Issue will be conducted via a public offer of new A
Shares through online and offline offering  within the meaning of the relevant PRC laws and regulations , pursuant to which the new A Shares will be offering through the trading system of the
Shanghai Stock Exchange and through placement by the
underwriter for the offering, respectively, to investors as approved by the CSRC, or other method as approved by the CSRC, the A
Share Issue to be conducted in due course within six months upon approval by the CSRC
		Management	For	For
S.4h
Approve the each of the following items under the resolution concerning the A Share Issue of the Company accumulated profit arrangement: upon the completion of the A Share Issue, existing the old and new Shareholders will share the undistributed profits accumulated prior to the A Share Issue
		Management	For	For
S.4i
Approve the each of the following items under the resolution concerning the A Share Issue of the Company: Place of Listing
the A Shares issued under the A Share Issue will be traded on the
Shanghai Stock Exchange
		Management	For	For
S.4j
Approve the each of the following items under the resolution concerning the A Share Issue of the Company effectiveness of the
Resolution approving the A Share Issue the resolution will be effective within 12 months from the date when it is approved at the
EGM of the Company in addition to approval by this general
meeting, this resolution is required to be submitted as special resolution to the class meetings of Shareholders for consideration and approval and the execution is subject to the approval of the
CSRC, the plan approved by the CSRC shall be final
		Management	For	For
S.4k
Approve the each of the following items under the resolution concerning the A Share Issue of the Company use of Proceeds: it
is intended to raise a gross amount of no more than RMB 7 billion
approximately HKD 8 billion   inclusive of issuing expenses
through the A Share Issue It is currently intended that the
proceeds raised from the A Share Issue will be used for the
following projects:  1  building of oilfield service vessel s approximately RMB 2.56 billion  approximately HKD 2.9 billion  ;  2
building of 200 feet jack-up rig s   approximately RMB 1.93 billion
approximately HKD 2.2 billion  ;  3 building of deep-water AHTS
vessel s   approximately RMB 1.03 billion approximately HKD 1.2
billion  ;  4  building of twelve-streamer seismic vessel s
approximately RMB 960 million  approximately HKD 1.1 billion  ;
CONT
		Management	For	For
CONT
CONTD  and  5  building of deep-water survey vessel s
approximately RMB 520-million  approximately HKD 600 million the Company may invest in the above-projects through utilizing its internal resources before the proceeds from-the A Share Issue is made available to the Company when the proceeds is-available, the Company is authorized to apply the proceeds to any payment due-in relation to the above projects which is incurred before the completion of-the A Share Issue in the event that the proceeds raised from the A Share-Issue is not sufficient for the purpose of the above projects, the Company-will utilize other funding sources to cover the shortfall upon CONT
Non-Voting
CONT
CONT completion of any of the above projects, the remaining
proceeds raised-from the A Share Issue  together with interest accrued thereon , if any, will-be applied in other projects aforesaid, as approved by the Board and-recommended by the independent
Directors, the sponsor and the Supervisory-Committee of the
Company
Non-Voting
S.5
Approve the resolution concerning the authorization given to the
Board for handling all relevant matters regarding the A Share
Issue in order to effectively complete, in an orderly manner, the A
Share Issue by the Company in accordance with laws and
regulations including the Company Law of the PRC and the
Securities Law of the PRC and the Articles of Association;  a
authorize  Mr. Liu Jian and Mr. Li Yong as the Directors to handle all matters relating to the A Share Issue, including but not limited to making specific determination on the timing of issue, CONTD
		Management	For	For
CONT
CONTD offering size, method of issue, pricing method, issue
price, target-subscribers, offering size and proportion to target subscribers, and offer to-existing Shareholders and other matters relating to the A Share Issue;  b-authorize  Mr. Liu Jian and Mr. Li
Yong as the Directors to sign and execute-all application
documents and other necessary documents and agreements-
relating to the A Share Issue as required by the relevant
Supervisory-departments, stock exchange and approval
authorities  c  Within the scope of-authorization by the general meeting and based on the actual circumstances;-authorize  Mr.
Liu Jian and Mr. Li Yong as the Directors to adjust the-
arrangements for the specific projects which the proceeds of the A
Share-Issue will be used for, including the amount of funds, time and method of-implementation of the projects and the priority of the projects CONTD
Non-Voting
CONT
CONTD  d authorize  Mr. Liu Jian and Mr. Li Yong, as the
Directors to handle-such relevant matters as share registration and listing, to submit relevant-documents upon completion of the
A Share Issue, to amend the Articles of-Association  being to amend  i  Article 16 for the purpose of amending the-total issued ordinary shares of the Company and the shareholding
percentage-of the promoter upon completion of the A Share Issue;
ii  Article 17 for the-purpose of amending the total number of A
Shares issued by the Company upon-completion of the A Share
Issue, the total number of A Shares held by the-CONTD
Non-Voting
CONT
CONTD promoter and the A Share Shareholders  other than the
promoter , and-the respective percentages of the promoter, the A
Share Shareholders  other-than the promoter  and the H Share
Shareholders in the total issued ordinary-shares of the Company;
and  iii  Article 20 for the purpose of amending the-total registered capital of the Company  upon completion of the A Share-Issue, and carry out relevant registration procedures regarding the change of-the registered capital of the Company;  e  authorize Mr.
Liu Jian and Mr. Li-Yong as a Directors to handle all other relevant matters related to the A-Share Issue;  f  the authorization as set forth above shall be effective for-12 months commencing from the date of approval of the resolutions at the EGM-of the Company
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

CHINA OILFIELD SVCS LTD
Security	Y15002101	Meeting Type		Class Meeting
Ticker Symbol		Meeting Date	28-Jun-2010
ISIN	CNE1000002P4	Agenda		702450759 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100511/LTN2 0100511559.pdf	Non-Voting
S.1a	Approve to issue under the A Shares in the domestic-listed Renminbi denominated ordinary shares of the Company	Management	For	For
S.1b	Approve to issue under the A Share Issue has a nominal value of RMB 1.00 each	Management	For	For
S.1c
Approve to issue under the A Share Issue will be no more than
500,000,000. The exact offering size will be determined by the
Board and the lead underwriter [the sponsor] through negotiations, subject to the level of subscriptions If any ex-right or ex-dividend events, such as entitlement distribution, reserve capitalization or share placement, occur in the period between the date of the
Board meeting [as defined below] approving the A Share Issue and the date of A Share Issue, the respective maximum number of
Shares to be issued under the A Share Issue will be subject to corresponding adjustment
		Management	For	For
S.1d
Approve that natural persons, legal persons and securities
investment funds who maintain A share accounts with the
Shanghai Stock Exchange and other investors as approved by the
CSRC [save for those investors who are not permitted to
subscribe for the A Shares by law, regulation and/or policy of the
PRC]
		Management	For	For
S.1e
Approve that a portion of the new A Shares [the proportion of which is to be determined by the Board [as authorized by the
Shareholders at the general meeting] and the lead underwriter]
will first be offered to all existing A Share Shareholders whose names appeared on the share register on the record date on a pro-rata basis. Any new A Shares not subscribed by any existing
A Share Shareholders may be allotted and issued to other
potential investors. In the event that any connected person of the
Company subscribes for any new A Shares under the A Share
Issue, the Company shall comply with all relevant requirements under the Listing Rules Under the A Share Issue, all target
subscribers are required to settle the subscription in cash
		Management	For	For
S.1f
Approve that the issue price will be no less than the lower of [i] the average trading price of the A Shares for the 20 trading days prior to the date of publication of the Offering Documents, or [ii] the average trading price of the A Shares on the trading day
preceding the date of publication of the Offering Documents
		Management	For	For
S.1g
Approve that the A Share Issue will be conducted via a public offer of new A Shares through online and offline offering [within the meaning of the relevant PRC laws and regulations], pursuant to which the new A Shares will be offering through the trading
system of the Shanghai Stock Exchange and through placement
by the underwriter for the offering, respectively, to investors as approved by the CSRC, or other method as approved by the
CSRC; the A Share Issue, if approved by the CSRC, shall be
conducted in due course within six months thereafter
		Management	For	For
S.1h	Approve that the issue upon the completion of the A Share Issue, both the existing and new Shareholders will share the undistributed profits accumulated prior to the A Share Issue	Management	For	For
S.1i	Approve that the A Shares issued under the A Share Issue will be traded on the Shanghai Stock Exchange	Management	For	For
S.1j
Approve that the resolution will be effective within 12 months from the date when it is approved at the EGM of the Company; in
addition to approval by this general meeting, this resolution is required to be submitted as special resolution to the class
meetings of Shareholders for consideration and approval and the execution is subject to the approval of the CSRC; the plan
approved by the CSRC shall be final
		Management	For	For
S.1k
Approve to raise a gross amount of no more than RMB 7 billion
[approximately HKD 8 billion] [inclusive of issuing expenses]
through the A Share Issue. It is currently intended that the proceeds raised from the A Share Issue will be used for the
following projects: [1] building of oilfield service vessel[s]
[approximately RMB2.56 billion [approximately HKD 2.9 billion]];
[2] building of 200 feet jack-up rig[s] [approximately RMB 1.93 billion [approximately HKD 2.2 billion]]; [3] building of deep-water
AHTS vessel[s] [approximately RMB 1.03 billion [approximately
HKD 1.2 billion]]; [4] building of twelve-streamer seismic vessel[s]
[approximately RMB 960 million [approximately HKD 1.1 billion];
and [5] building of deep-water survey vessel[s] [approximately
RMB520 million [approximately HKD 600 million]; the Company
may invest in the above projects through utilizing its internal resources before the proceeds from the A Share Issue is made available to the Company. When the proceeds is available;
authorize the Company to apply the proceeds to any injected
capital in relation to the above projects which is incurred before the completion of the A Share Issue. 4 In the event that the proceeds raised from the A Share Issue is not sufficient for the purpose of the above projects, the Company will utilize other funding sources to cover the shortfall. Upon completion of any of the above projects, CONT  the remaining proceeds raised from the A Share Issue [together with interest accrued thereon], if any, will be applied in other projects aforesaid, as approved by the
Board and recommended by the independent Directors, the
sponsor and the supervisory committee of the Company
		Management	For	For
S.2
Authorize the Board for handling all relevant matters regarding the
A Share Issue be and is hereby approved; in order to effectively complete, in an orderly manner, the A Share Issue by the
Company in accordance with laws and regulations including the
Company Law of the PRC and the Securities Law of the PRC and
the Articles of Association, the following be and are hereby approved; [a] authorize the Directors Mr. Liu Jian and Mr. Li Yong, both to handle all matters relating to the A Share Issue, including but not limited to making specific determination on the timing of issue, offering size, method of issue, pricing method, issue price, target subscribers, offering size and proportion to target
subscribers, and offer to existing Shareholders and other matters relating to the A Share Issue; [b] authorize the Directors Mr. Liu
Jian and Mr. Li Yong, both to sign and execute all application documents and other necessary documents and agreements
relating to the A Share Issue as required by the relevant
supervisory departments, stock exchange and approval
authorities; [c] authorize the Directors and based on the actual circumstances, Mr. Liu Jian and Mr. Li Yong, both being Directors, to adjust the arrangements for the specific projects which the proceeds of the A Share Issue will be used for, including the amount of funds, time and method of implementation of the
		Management	For	For

projects and the priority of the projects; [d] authorize the Directors
Mr. Liu Jian and Mr. Li Yong, both to handle such relevant matters as share registration and listing, to submit relevant documents upon completion of the A Share Issue, to amend the Articles of
Association [being to amend [i] Article 16 for the purpose of amending the total issued ordinary shares of the Company and the shareholding percentage of the promoter upon completion of the A Share Issue; [ii] Article 17 for the purpose of amending the total number of A Shares issued by the Company upon completion of the A Share Issue, the total number of A Shares held by the promoter and the A Share Shareholders [other than the promoter], and the respective percentages of the promoter, the A Share
Shareholders [other than the promoter] and the H Share
Shareholders in the total issued ordinary shares of the Company;
and [iii] Article 20 for the purpose of amending the total registered capital of the Company] upon completion of the A Share Issue, and carry out relevant registration procedures regarding the change of the registered capital of the Company; [e] authorize the
Directors Mr. Liu Jian and Mr. Li Yong, both to handle all other relevant matters related to the A Share Issue; [f] authorize to set forth above shall be effective for 12 months commencing from the date of approval of the resolutions at the EGM of the Company

HAIER ELECTRONICS GROUP CO LTD
Security	G42313125	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Jun-2010
ISIN	BMG423131256	Agenda		702455836 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100526/LTN2 0100526021.pdf	Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR "AGAINST" FOR-ALL THE RESOLUTIONS. THANK YOU.	Non-Voting
1	Receive the audited financial statements and the reports of the Directors the Directors and Auditors the Auditors of the Company for the YE 31 DEC 2009	Management	For	For
2A.1	Re-elect Mr. Zhou Yun Jie as an Executive Director	Management	For	For
2A.2	Re-elect Mr. Li Hua Gang as an Executive Director	Management	For	For
2A.3	Re-elect Mr. Sun Jing Yan as an Executive Director	Management	For	For
2A.4	Re-elect Mr. Wu Yinong as an Independent Non-Executive Director	Management	For	For
2A.5	Re-elect Mr. Yu Hon To, David as an Independent Non-Executive Director	Management	For	For
2B	Authorize the Board the Board of the Directors to fix the remuneration of the Directors	Management	For	For
3	Re-appoint the Auditors and authorize the Board to fix the remuneration of the Auditors	Management	For	For
4	Approve the refreshment of the 10% general limit on grant of options under the share option scheme(s) of the Company	Management	For	For
5	Approve to grant the general mandate to the Directors to repurchase Shares up to 10% of the issued share capital of the Company	Management	For	For
6	Approve to grant the general mandate to the Directors to issue additional Shares of up to 20% of the issued share capital of the Company	Management	For	For
7	Approve to extend the general mandate to issue additional Shares up to the number of Shares repurchased by the Company	Management	For	For

ASCENDAS REAL ESTATE INVESTMENT TRUST
Security	Y0205X103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Jun-2010
ISIN	SG1M77906915	Agenda		702496654 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Receive and adopt the report of HSBC Institutional Trust Services
Singapore Limited  as trustee of A-REIT   the Trustee  the
Statement by Ascendas Funds Management (S) Limited  as
manager of A-REIT   the Manager  and the Audited Financial
Statements of A-REIT for the FYE 31 MAR 2010 and the Auditors'
report thereon
		Management	For	For
2	Re-appoint KPMG LLP as the Auditors of A-REIT to hold office until the conclusion of the next AGM of A-REIT and authorize the Manager to fix their remuneration	Management	For	For
3
Authorize the Manager to: issue units in A-REIT  Units  whether by way of rights, bonus or otherwise; and/or make or grant offers, agreements or options  collectively, Instruments  that might or would require Units to be issued, including but not limited to the creation and issue of  as well as adjustments to  securities, warrants, debentures or other instruments convertible into Units, at any time and upon such terms and conditions and for such
purposes and to such persons as the Manager may in its absolute discretion deem fit; and issue Units in pursuance of any
Instrument made or granted by the Manager while this Resolution was in force  notwithstanding that the authority conferred by this
Resolution may have ceased to be in force at the time such Units are issued  provided that: the aggregate number of units CONTD..
		Management	For	For
CONT
..CONTD to be issued pursuant to this resolution  including Units to be-issued in pursuance of instruments made or granted
pursuant to this-resolution) shall not exceed 50% of the total
number of issued units-excluding treasury Units, if any   as
calculated in accordance with-sub-paragraph below  of which the aggregate number of units to be issued-other than on a pro rata basis to unitholders shall not exceed 20% of the-total number of
issued units  excluding treasury units, if any   as-calculated in
accordance with sub-paragraph below; subject to such manner of-
calculation as may be prescribed by the Singapore Exchange
Securities Trading-Limited  the SGX-ST  for the purpose of
determining the aggregate number of-units that may be issued under sub-paragraph above, the total number of-issued units
excluding treasury units, if any  CONTD..
Non-Voting
CONT
..CONTD shall be based on the number of issued units   excluding
treasury-Units, if any  at the time this resolution is passed, after adjusting for:-any new units arising from the conversion or
exercise of any Instruments-which are outstanding at the time this resolution is passed; and any-subsequent bonus issue,
consolidation or subdivision of Units; in exercising-the authority conferred this resolution, the Manager shall comply with the-
provisions of the Listing Manual of the SGX-ST for the time being in force-unless such compliance has been waived by the SGX-ST
and the trust deed-constituting A-REIT  as amended   the Trust
Deed   for the time being in-force  unless otherwise exempted or
waived by the Monetary Authority of-Singapore
Non-Voting
CONT
..CONTD [Authority expires earlier of the conclusion of the next
AGM of A-REIT-or the date by which the next AGM of A-REIT is required by applicable regulat-ions to be held]; where the terms of the issue of the Instruments may be conve-rted, in the event of rights, bonus or other capitalization issues or any othe-r events, the Manager is authorized to issue additional Instruments or Units
p-ursuant to such adjustment not withstanding that the authority conferred by th-is resolution may have ceased to be in force at the time the instruments or Un-its are issued; and the authorize the
Manager and the Trustee to complete and-do all such acts and things [including executing all such document as may requ-ired]
as the Manager or, as the case may be, the Trustee may consider expedien-t or necessary or in the interest of A-REIT to give effect to the authority co-nferred by this resolution
Non-Voting

ASCENDAS REAL ESTATE INVESTMENT TRUST
Security	Y0205X103	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	28-Jun-2010
ISIN	SG1M77906915	Agenda		702502673 - Management
Item	Proposal	Type	Vote	For/Against Management
E.1
Approve the distribution reinvestment plan to be known as the
"Ascendas Real Estate Investment Trust Distribution
Reinvestment Plan" under which the Directors of the manager of
A-REIT [the Directors] may, whenever the Directors have resolved that a distribution [including an interim, final, special or other distribution] be paid or declared on units in A-REIT [Units], that unit holders of A-REIT [Unitholders] entitled to such distribution may elect to receive an allotment of new Units each credited as fully paid in lieu of cash in respect of such distribution [further particulars of which are set out in the circular to Unit holders dated
03 JUN 2010; [ii] A-REIT's distribution date, as set out in A-REIT's trust deed dated 09 OCT 2002 constituting A-REIT [as amended]
[the Trust Deed], be extended from 60 calendar days to 90
calendar days from the end of the applicable financial quarter of
A-REIT [the "DRP Supplement"]; [iii] authorize the Ascendas
Funds Management [S] Limited, as manager of A-REIT [the
"Manager"], and/or HSBC institutional Trust Services [Singapore]
Limited, as trustee of A-REIT [the "Trustee"]; [a] to establish and administer the Distribution Reinvestment plan; [b] to modify and/or alter the Distribution Reinvestment Plan from time to time and to do all such acts and things and to enter into all such transactions and arrangements as may be necessary or expedient in order to give full effect to the Distribution Reinvestment Plan; and [c] to allot and issue from time to time such number of new Units as may be required to be allotted and issued pursuant to the
Distribution Reinvestment Plan; [iv] unless revoked or varied by
Unit holders in a general meeting, such authority shall continue in force; and [v] authorize the Manager, any Director and the Trustee to complete and do all such acts and things [including executing all such documents as may be required] as the Manager, such
Director or, as the case may be, the Trustee may consider
expedient or necessary or in the interests of A-REIT to give effect to the Distribution Reinvestment Plan [including the DRP
Supplement]
		Management	For	For
E.2
Amend the Trust Deed with the Notice Supplement [as defined in the circular] in the manner as specified in Appendix C of the
Circular; and authorize the Manager, any Director and the Trustee to complete and do all such acts and things [including executing all such document as may be required] as the Manager, such
Director or, as the case may be, the Trustee may consider
expedient or necessary or in the interests of A-REIT to give effect to the Notice Supplement
		Management	For	For

CHINA LONGYUAN PWR GROUP CORP LTD
Security	Y1501T101	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	28-Jun-2010
ISIN	CNE100000HD4	Agenda		702507673 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 717247 DUE TO RECEIPT OF P-AST RECORD DATE. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDE-D AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE
BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100609/LTN2
0100609136.pdf an-d
http://www.hkexnews.hk/listedco/listconews/sehk/20100518/LTN2
0100518196.pdf
Non-Voting
1.
Approve the revised annual caps for each of the two year ending
31 DEC 2011 for the continuing connected transaction, i.e.
provision of products and services from the Company and its
subsidiaries to China Guodian Corporation [Guodian],
contemplated under the master agreement on the mutual supply of materials, products and services dated 24 JUL 2009 entered into by the Company and Guodian, as amended by a
supplemental agreement dated 09 NOV 2009 [Guodian Master
Agreement]
		Management	For	For
2.
Approve the revised annual caps for each of the two years ending
31DEC 2011 for the continuing connected transaction, i.e.
provision of products and services from Guodian to the Company and its subsidiaries, contemplated under the Guodian Master
Agreement
		Management	For	For
S.3
Approve the amendments to certain provisions in the Articles of
Association of the Company, and authorize the Board of Directors
[the "Board"] to deal with relevant registration procedures and, at the Board's discretion, make appropriate adjustments to the
wording and content of the Articles of Association pursuant to the requirements of the regulatory authority, such authority can be further delegated by the Board
		Management	For	For

CHINA DAYE NON-FERROUS METALS MINING LTD
Security	G2125C102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	BMG2125C1029	Agenda		702408231 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2 01004291609.pdf	Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Receive the audited consolidated financial statements of the Company and the reports of the Directors and Auditors for the eight months ended 31 DEC 2009	Management	For	For
2	Re-elect Mr. Wang Qihong as a Independent Non-executive Director of the Company	Management	For	For
3	Re-elect Mr. Wang Guoqi as a Independent Non-executive Director of the Company	Management	For	For
4	Re-elect Mr. Qiu Quan Zhou as a Independent Non-executive Director of the Company	Management	For	For
5	Approve to fix the maximum number of Directors	Management	For	For
6	Authorize the Board of Directors to fix the respective Directors' remuneration	Management	For	For
7	Re-appoint NCN CPA Limited as the Auditors and authorize the Board of Directors to fix Auditors' remuneration	Management	For	For
8
Approve to give a general mandate to the Directors to purchase the Company's ordinary shares not exceeding 10% of the
aggregate nominal amount of the issued ordinary share capital of the Company as at the date of passing of this resolution
		Management	For	For
9
Approve to give a general mandate to the Directors to issue, allot and deal with additional ordinary shares of the Company not
exceeding 20% of the aggregate nominal amount of the issued
ordinary share capital of the Company as at the date of passing of this resolution
		Management	For	For
10
Approve to extend the general mandate granted to the Directors to issue, allot and deal with additional ordinary shares in the capital of the Company by the aggregate nominal amount of ordinary
shares repurchased by the Company
		Management	For	For
11
Approve to refresh the existing scheme mandate limit under the existing Share Option Scheme of the Company up to 10% of the aggregate nominal amount of the issued ordinary share capital of the Company as at the date of passing of this resolution
		Management	For	For

CHINA RAILWAY GROUP LTD
Security	Y1509D116	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	CNE1000007Z2	Agenda		702408659 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK- http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2 01004291493.pdf	Non-Voting
1	Approve the report of the Board of Directors of the Company FYE 31 DEC 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company FYE 31 DEC 2009	Management	For	For
3	Approve the work report of Independent Directors of the Company FYE 31 DEC 2009	Management	For	For
4	Approve the audited consolidated financial statements of the Company FYE 31 DEC 2009	Management	For	For
5
Re-appoint Deloitte Touche Tohmatsu as the Company's
international Auditors and Deloitte Touche Tohmatsu CPA Ltd. as
the Company's domestic Auditors for a term ending at the next
AGM of the Company and to authorize the Board of Directors of the Company to determine their remuneration
		Management	For	For
6	Approve the Profit Distribution Plan of the Company FYE 31 DEC 2009	Management	For	For
7	Approve the adjustments to the remuneration for the Independent Directors of the Company	Management	For	For

METALLURGICAL CORPORATION OF CHINA LTD
Security	Y5949Y119	Meeting Type		Class Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	CNE100000FF3	Agenda		702426861 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2 01004291807.pdf	Non-Voting
s.1
Authorize the Company to purchase Shares on The Stock
Exchange of Hong Kong Limited [the "Hong Kong Stock
Exchange"] or the Shanghai Stock Exchange or any other stock exchange on which the Shares may be listed and which is
recognized for this purpose by the Hong Kong Securities and
Futures Commission and the Stock Exchange, subject to
paragraph (B) below, the exercise by the Board of Directors during the Relevant Period of all the powers of the Company in
accordance with all applicable laws, including the Listing Rules of the Shanghai Stock Exchange, the Hong Kong Code on Share
Repurchases and the Rules Governing the Listing of Securities on
The Stock Exchange of Hong Kong Limited [as amended from
time to time], be and is hereby generally and unconditionally approved; the aggregate nominal amount of Shares which may be purchased or agreed conditionally or unconditionally to be
purchased pursuant to the approval in paragraph (A) above shall not exceed 10% of the aggregate nominal amount of the share
capital of the Company in issue as at the date of passing of this resolution, and the said approval shall be limited accordingly; on the condition that the Shareholders have approved paragraphs (A)
and (B) above by a special resolution at the AGM, the aggregate nominal amount of: (a) A Shares which may be purchased or
agreed conditionally or unconditionally to be purchased pursuant to the approval in paragraph (A) above shall not exceed 10% of the aggregate nominal amount of A Shares in issue as at the date of passing of this resolution at the AGM and at the relevant class meeting of the Shareholders, whichever is later, and the said approval shall be limited accordingly; and (b) H Shares which may be purchased or agreed conditionally or unconditionally to be purchased pursuant to the approval in paragraph (A) above shall not exceed 10% of the aggregate nominal amount of H Shares in issue as at the date of passing of this resolution at the AGM and at the relevant class meeting of the Shareholders, and the said approval shall be limited accordingly; [Authority expires at the conclusion of the next AGM of the Company and the expiration of the period within which the next annual general meeting of the
Company is required by the Articles of Association of the
Company or Bylaw to be held]
		Management	For	For

C.P.ALL PUBLIC CO LTD
Security	Y1772K169	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	TH0737010Y16	Agenda		702428396 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve to certify the minutes of the AGM for the year 2010	Management	For	For
2
Approve to enter into the changes of investment in convertible bonds  CB issued by CTEI held by CPALL and LDI to investment in convertible preferred share  CPS  issued by CTEI and
concurrently entering into the put option call option agreement of
CTEI's CPS with C.P. Holding  BVI  Investment Company limited
CPH
		Management	For	For
3	Approve CPALL and LDI to exercise the right to sell put option CTEI's CPs in whole to CPH immediately after receiving CPS	Management	For	For
4	Other business if any	Management	For	Against

PLEASE NOTE THAT SINCE THE TRANSACTIONS TO BE
CONSIDERED OF AGENDA 2 AND AGEND-A 3 ARE RELATING
THEREFORE FOR CONSIDERATION AND APPROVAL OF
AGENDA 3 IT WILL-BE SUBJECT TO APPROVAL OF THE
SHAREHOLDERS RESOLUTION OF AGENDA 2. IN CASE THA-
T AGENDA 2 HAS NOT BEEN APPROVED THERE WILL BE NO
FURTHER CONSIDERATION OF AGE-NDA 3. IN CASE THAT
THE AGENDA 2 APPROVED BUT AGENDA 3 NOT BEEN
APPROVED BY TH-E SHAREHOLDERS THE BOARD OF
DIRECTORS WILL REMAIN AN AUTHORITY TO NEGOTIATE
SP-ECIFY THE TERMS AND CONDITIONS AND SIGN THE
CONTRACT AND OR MEMORANDUM OF UNDE-RSTANDING
AND OTHER DOCUMENTS IN RELATION TO THE CHANGES
OF INVESTMENT IN CB A-ND THE EXERCISING OF THE
RIGHT TO SELL PUT OPTION CPS AS WELL AS TO HAVE
AUTHO-RITY TO ASSIGN MANAGEMENT TO EXECUTE SUCH
TRANSACTION. THANK YOU.
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE RECORD DATE-AND ADDITION OF
COMMENT. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
PLEASE DO NO-T RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS-.
THANK YOU.
Non-Voting

PING AN INSURANCE (GROUP) COMPANY OF CHINA LTD
Security	Y69790106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	CNE1000003X6	Agenda		702430149 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 695378 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING
INFORMATION IS AVAILABLE BY CLIC-KING ON THE
MATERIAL URL LINK:
http://www.hkexnews.hk/listedco/listconews/sehk-
/20100427/LTN201004271129.pdf &
http://www.hkexnews.hk/listedco/listconews/seh-
k/20100511/LTN20100511535.pdf
Non-Voting
1.	Approve the report of the Board of Directors of the Company for the YE 31 DEC 2009	Management	For	For
2.	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
3.	Approve the annual report of the Company and its summary for the YE 31 DEC 2009	Management	For	For
4.	Approve the report of the Auditors and audited financial statements of the Company for the YE 31 DEC 2009	Management	For	For
5.	Approve the profit distribution plan and the recommendation for the final dividend for the YE 31 DEC 2009	Management	For	For
6.
Re-appointment of Ernst & Young Hua Ming as the PRC Auditors and Ernst & Young as the international Auditors of the Company to hold office until the conclusion of the next AGM and to authorize the Board of Directors to fix their remuneration
		Management	For	For
7.	Appointment of Mr. David Fried as a Non-executive Director of the Company	Management	For	For
S.8
Amend the Articles of Association of the Company, and to
authorize the Board of Directors to make further amendments to the Articles of Association of the Company that it considers necessary, appropriate or expedient in accordance with the
applicable laws and regulations, and the requirements of China
Insurance Regulatory Commission and other relevant regulatory authorities
		Management	For	For
S.9
Approve to give a general mandate to the Board of Directors to issue, allot and deal with additional H shares not exceeding 20%
of the H shares of the Company in issue and authorize the Board of Directors to make corresponding amendments to the Articles of
Association as it thinks fit so as to reflect the new capital structure upon the allotment or issuance of shares
		Management	For	For
	To consider and review the Performance Report of the Directors for the Year 20-09 of the Company	Non-Voting
	To consider and review the "Report on Connected Transactions and Implementatio-n of Management System of Connected Transactions for 2009	Non-Voting
10.
Approve the holders of the 299,088,758 H shares of the Company which were newly issued on 06 MAY 2010 are entitled to receive the final dividend for the YE 31 DEC 2009, if any, as the other shareholders of the Company are entitled to
		Management	For	For
S.11
Approve the proposed further amendments to the Articles of
Association of the Company as set out in Appendix I to the
supplemental circular to be dispatched to shareholders of the
Company on 11 MAY 2010; and authorize the Chairman of the
Board of Directors or a person authorized by him to make
appropriate amendments to the Articles of Association whenever necessary in the process of submitting the same for approval, as required from time to time by the relevant regulatory authorities, administration of industry and commerce as well as the stock exchanges
		Management	For	For

CHINA NICKEL RESOURCES HOLDINGS CO LTD
Security	G2156U104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	KYG2156U1040	Agenda		702455468 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the audited consolidated financial statements of the Company and its subsidiaries and the reports of the Directors and independent Auditors for the YE 31 DEC 2009	Management	For	For
2a	Re-elect Mr. Dong Shutong as a Director	Management	For	For
2b	Re-elect Mr. He Weiquan as a Director	Management	For	For
2c	Re-elect Mr. Song Wenzhou as a Director	Management	For	For
2d	Re-elect Mr. Huang Changhuai as a Director	Management	For	For
3	Authorize the Board of Directors to fix the Directors remuneration	Management	For	For
4	Re-appoint Messrs. Ernst & Young as the Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For
5	Approve to give a general mandate to the Directors to issue the un issued shares of the Company not exceeding 20% of the issued share capital of the Company.	Management	For	For
6	Approve to give a general mandate to the directors to repurchase shares of the Company not exceeding 10% of the issued share capital of the Company.	Management	For	For
7	Approve to extend the general mandate granted to the directors to issue the un issued shares of the Company by the aggregate number of shares repurchased by the Company.	Management	For	For
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100524/LTN2 0100524273.pdf	Non-Voting

BBMG CORP
Security	Y076A3105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	CNE100000F20	Agenda		702491159 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
S.1
Authorize the Directors of the Company, i) subject to paragraph
1(A)(iii) and in accordance with the relevant requirements of the
Rules Governing the Listing of Securities on The Stock Exchange
of Hong Kong Limited  the Listing Rules , the Articles of
Association of the Company and the applicable laws and
regulations of the People's Republic of China  the PRC , to allot, issue and deal with, either separately or concurrently, additional
Unlisted Shares and H Shares of the Company and to make or
grant offers, agreements, options and rights of exchange or
conversion of shares which might require the exercise of such powers be hereby generally and unconditionally approved; ii) the approval of the exercise of the powers referred to in paragraph
1(A)(i) shall authorize the Board during the Relevant Period to make or grant offers,..CONT
		Management	For	For
CONT
..CONT agreements, options and Articles of Association of the
Company and the-applicable PRC laws and regulations; and iv)
for the purposes of this-resolution: H Shares means overseas listed foreign shares in the ordinary-share capital of the Company, with a nominal value of RMB1.00 each, listed on-the Main Board of The Stock Exchange of Hong Kong Limited; Unlisted Shares-
means Domestic Shares and Unlisted Foreign Shares, where: a)
Domestic Shares-are ordinary share(s) with a nominal value of
RMB1.00 each in the share-capital of the Company which are
subscribed for or credited as fully paid up-in Renminbi by PRC citizens and/or PRC incorporated entities; and b) Unlisted-Foreign
Shares are ordinary share(s) with a nominal value of RMB1.00 each in-the share capital of the Company which are subscribed for or credited as-fully paid CONT..
Non-Voting
CONT
..CONT up in foreign currency rights of exchange or conversion of shares-which might require the exercise of such powers after the end of the Relevant-Period; iii) each of the aggregate number of
Unlisted Shares and H Shares-allotted, issued and dealt with or agreed conditionally or unconditionally to-be allotted, issued and dealt with  whether pursuant to an option or-otherwise  by the
Board pursuant to the approval granted in paragraph 1(A)(i)-shall not exceed 20% of each of the aggregate number of Unlisted
Shares and H-Shares of the Company, respectively, in issue at the date of passing this-resolution, otherwise than pursuant to a) a
Rights Issue; or b) any scrip-dividend or similar arrangement providing for allotment of shares in lieu of-the whole or part of a dividend on shares of the Company, in accordance with-the
relevant CONT..
Non-Voting
CONT
..CONT requirements of the Listing Rules, the by non-PRC
nationals and/or-non-PRC incorporated entities. Authority expires the earlier of the-conclusion of the next AGM of the Company or the expiration of the period-within which the next AGM is to be held by law  B) The Board be authorized to-make corresponding amendments to the Articles of Association of the Company-as it
thinks fit so as to reflect the new capital structure upon the-
allotment or issue of shares as provided in paragraph 1(A)(i) of this-resolution The Board may only exercise their authority as mentioned above in-compliance with the relevant PRC laws and regulations, the Listing Rules, and-with all necessary approvals from the relevant government authorities
Non-Voting
S.2
Approve the proposed issue of the medium-term notes  the
Medium-term Notes in the PRC: as specified B) a committee
comprising any two executive directors of the Company be and is hereby authorized generally and unconditionally to handle all matters relating to the proposed issue of the Medium-term Notes, including but not limited to the following: i) determine the details of the issue of the Medium-term Notes and to formulate and
implement specific plan for the issue of the Medium-term Notes, including but not limited to the issue size of not more than RMB3.4 billion, the issue of the Medium-term Notes in tranche(s), the amount and period of each tranche, the maturity and method of repayment of the principal amounts and interest, the interest rates of the Mediumterm Notes or the determination mechanism
thereof, the provision CONT..
		Management	For	For
CONT
..CONT of guarantees, the specific arrangements and the use of proceeds based-on the actual situation in accordance with the use of proceeds described-above and the selection of qualified
professional institutions to participate-in the issue of the Medium-
term Notes; ii) enter into all negotiations in-relation to the issue of the Medium-term Notes, sign and execute all relevant-agreements and other documents for and on behalf of the Company and
comply-with the relevant information disclosure procedures
pursuant to the-requirements of regulatory bodies and the Listing
Rules  if necessary ; iii)-apply for approvals to the relevant regulatory authorities in respect of the-issue of the Medium-term
Notes and make appropriate adjustments to the-specific plan for the issue and terms of the Medium-term Notes in accordance-with
the..CONT
Non-Voting
CONT
..CONT feedback  if any  from the relevant regulatory authorities;
and iv)-take all such actions as necessary and in the interest of the Company and to-determine and make arrangements for all
specific matters relating to the-issue of the Medium term Note;
The authority granted to a committee-comprising any two
executive directors of the Company to deal with the above-matters will remain effective for 24 months commencing from the date on which-the resolution is considered and approved at the AGM
Non-Voting
S.3
Approve the proposed amendments to the Articles of Association of the Company as set out in the circular of the Company dated 30
APR 2010, and to authorize the Board to deal with on behalf of the Company the relevant filing and amendments  where
necessary  procedures and other related issues arising from the amendments to the Articles of Association of the Company
		Management	For	For
4	Approve the report of the Board for the YE 31 DEC 2009	Management	For	For
5	Approve the report of the Supervisory Board of the Company for the YE 31 DEC 2009	Management	For	For
6	Approve the audited financial statements and the Auditors' report of the Company for the YE 31 DEC 2009	Management	For	For
7
Approve the profit distribution proposal of the Company, namely, the proposal for distribution of a final dividend of RMB0.07 per share  before tax  in an aggregate amount of approximately RMB
271.1 million for the YE 31 DEC 2009, and authorize the Board to implement the aforesaid distribution
		Management	For	For
8
Re-appointment of Ernest & Young and Beijing Xinghua Certified
Public Accountants Company Limited, as the International and
Domestic Auditors of the Company for the year 2010, respectively, and authorize the Audit Committee of the Board, comprising
Messrs. Zhang Chengfu, Hu Zhanguang, Xu Yongmo, Zhou
Yuxian and Yip Wai Ming, all being Directors of the Company, to determine their remuneration
		Management	For	For
9
Authorize the remuneration and nomination Committee of the
Board, comprising Messrs. Jiang Weiping, Shi Xijun, Hu
Zhaoguang, Zhang Chengfu and Xu Yongmo, all being Directors
of the Company, to determine the remuneration of all Executive
Directors of the second session of the Board
		Management	For	For
10
Appointment of Mr. Ma Weixin as the Supervisor of the Company
without receiving any remuneration but an annual subsidy of RMB
50,000  before tax from the Company, and authorize any
Executive Director of the Company to sign a service contract with
Mr. Ma Weixin for and on behalf of the Company
		Management	For	For
11
Approve conditional upon passing of Resolution No.3 as set out in the notice dated 30 APR 2010 of the AGM, amend to the rules of procedure of the Board meeting adopted by the shareholders of the Company  the Rules of Procedure as set out in the circular of the Company dated 30 APR 2010, and authorize the Board to
deal with on behalf of the Company the relevant filing and
amendments  where necessary  procedures and other related
issues arising from the amendment to the Rules of Procedure
		Management	For	For

CHINA DAYE NON-FERROUS METALS MINING LTD
Security	G2125C102	Meeting Type		Special General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	BMG2125C1029	Agenda		702497303 - Management
Item	Proposal	Type	Vote	For/Against Management
PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100604/LTN2 0100604861.pdf		Non-Voting
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR" OR "AGAINST" FOR-BELOW RESOLUTION. THANK YOU.		Non-Voting
1.
Approve and ratify, the ordinary Resolution set out in the Notice of
SGM dated 07 JUN 2010, namely: the entering into of the
agreement dated 03 MAY 2010 ["Agreement"] between China
National Information Resources Holdings Ltd. ["CNIR"] and Daye
Nonferrous Metals Ltd. ["Daye Nonferrous"] and approve the
proposed aggregate annual caps for the purchases of metal
minerals by Daye Nonferrous from CNIR under the Agreement for each of the three periods: (1) from the date on which all conditions precedent in the Agreement have been fulfilled [the "Effective
Date"] to 31 DEC 2010; (2) from 01 JAN 2011 to 31 DEC 2011;
and (3) from 01 JAN 2012 to 31 DEC 2012 being RMB
350,000,000, RMB 700,000,000 and RMB 500,000,000
[equivalent to approximately HKD 399,000,000, HKD 798,000,000 and HKD 570,000,000] respectively; and (ii) the proposed
aggregate annual caps for the purchases of metal minerals by
CNIR from Daye Nonferrous under the Agreement for each of the
3 periods: (1) from the Effective Date to 31 DEC 2010; (2) from 01
JAN 2011 to 31 DEC 2011; and (3) from 01 JAN 2012 to 31 DEC
2012 being RMB 100,000,000, RMB 150,000,000 and RMB
150,000,000 [equivalent to approximately HKD 114,000,000, HKD
171,000,000 and HKD 171,000,000] respectively
		Management	For	For

PT INDAH KIAT PULP & PAPER CORPORATION TBK
Security	Y71278116	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	ID1000062201	Agenda		702500984 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve the Director's annual report; ratify the consolidated financial report for book year which ended 31 DEC 2009 and to fully discharge to the Board of Directors and Commissioners of their managerial and supervisory duties for book year 2009
		Management	For	For
2	Approve the Company's profit utilization for book year 2009	Management	For	For
3	Authorize the Board of Commissioners to appoint an Independent Public Accountant to audit the Company's books for book year 2010 and authorize the Directors to determine their honorarium	Management	For	For
4	Approve the restructuring of the Board of Directors and Board of Commissioners	Management	For	For

METALLURGICAL CORPORATION OF CHINA LTD
Security	Y5949Y119	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	CNE100000FF3	Agenda		702517422 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 701030 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE
BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100611/LTN2
0100611164.pdf AN-D
http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2
01004291799.pdf
Non-Voting
1.	Approve the report of the Board of Directors of the Company for the YE 31 DEC 2009 as specified	Management	For	For
2.	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2009 as specified	Management	For	For
3.	Approve the report of the International Auditors and audited financial statements of the Company for the YE 31 DEC 2009 as specified	Management	For	For
4.	Approve the Profit Distribution Plan of the Company for the YE 31 DEC 2009	Management	For	For
5.	Appointment of Mr. Jing Tianliang as a Non-Executive Director of the Company	Management	For	For
6.	Approve the provision of external guarantees by the Company and its Subsidiaries as specified	Management	For	For
7.	Approve the guarantees provided by the subsidiaries of the Company during the period from 21 SEP 2009 to 31 DEC 2009	Management	For	For
8.	Amend the Rules for Providing External Guarantees of the Company	Management	For	For
9.
Re-appoint PricewaterhouseCoopers as the International Auditor and the appointment of PricewaterhouseCoopers Zhong Tian
CPAs Limited Company as the Domestic Auditor of the Company
to hold office until the conclusion of the next AGM and authorize the Board to determine their remuneration
		Management	For	For
10.	Approve the emoluments of the Directors and the Supervisors of the Company for the year 2009 as specified	Management	For	For
11.
Approve the Company to supply all Corporate Communications
[as defined in The Rules Governing the Listing of Securities On the Stock Exchange of Hong Kong Limited] by making them
available on the Company's website
		Management	For	For
S.12.
Authorize the Board, for the purpose of increasing the flexibility and efficiency in operation, to issue, allot and deal with additional
A Shares not exceeding 20% of the A Shares in issue and
additional H Shares not exceeding 20% of the H Shares in issue and to make corresponding amendments to the Articles of
Association of the Company as it thinks fit so as to reflect the new capital structure upon the allotment or issuance of shares: (A) (a)
subject to Paragraph C below and in accordance with the relevant requirements of the Rules Governing the Listing of Securities on
The Stock Exchange of Hong Kong Limited, the Articles of
		Management	For	For

Association of the Company and the applicable laws and
regulations of the PRC, the exercise by the Board of Directors during the Relevant Period of all the powers of the Company to authorize, allot or issue, either separately or concurrently once every twelve months, additional A Shares and H shares and to make or grant offers, agreements, options and rights of exchange or conversion which might require the exercise of such powers be hereby generally and unconditionally approved; (B) the approval in
Paragraph A above shall authorize the Board of Directors during the Relevant Period to make or grant offers, agreements, options and rights of exchange or conversion which might require the exercise of such powers after the end of the Relevant Period; (c)
each of the aggregate nominal amounts of A Shares and H
Shares authorized, allotted or issued or agreed conditionally or unconditionally to be authorized, allotted or issued whether pursuant to an option or otherwise by the Board of Directors, either separately or concurrently once every twelve months,
pursuant to the approval granted in Paragraph A shall not exceed
20% of each of the aggregate nominal amounts of A Shares and
H Shares in issue at the date of passing this resolution, otherwise than pursuant to (i) a Rights Issue or (ii) any scrip dividend or similar arrangement providing for allotment of shares in lieu of the whole or part of a dividend on shares of the Company in
accordance with the Articles of Association of the Company; and
[Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period of 12 months from the date of passing of the special resolution granting the general mandate]; authorize the Board of Directors to make corresponding amendments to the Articles of Association of the Company as it
thinks fit so as to reflect the new capital structure upon the allotment or issue of shares as provided in sub-Paragraph (A) (a)
of this resolution

S.13
Authorize the Board of Directors, subject to this resolution below, to purchase Shares on The Stock Exchange of Hong Kong
Limited or the Shanghai Stock Exchange or any other stock
exchange on which the Shares may be listed and which is
recognized for this purpose by the Hong Kong Securities and
Futures Commission and the Stock Exchange, in accordance with all applicable laws, including the Listing Rules of the Shanghai
Stock Exchange, the Hong Kong Code on Share Repurchases
and the Rules Governing the Listing of Securities on The Stock
Exchange of Hong Kong Limited during the relevant period as
amended from time to time, not exceeding 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of passing of this resolution, and the said approval shall be limited accordingly; on the condition that the Shareholders have approved this resolution above at the AGM, the aggregate nominal amount of: (a) A Shares which may be purchased or
agreed conditionally or unconditionally to be purchased pursuant to the approval in this Resolution above shall not exceed 10% of the aggregate nominal amount of A Shares in issue as at the date of passing of this resolution at the AGM and at the relevant class meeting of the shareholders whichever is later and the said
approval shall be limited accordingly; b)H Shares which may be purchased or agreed conditionally or unconditionally to be
purchased pursuant to the approval in this resolution above shall not exceed 10% of the aggregate nominal amount of H Shares in
		Management	For	For

issue as at the date of passing of this resolution at the AGM and the relevant class meeting of the Shareholders, and the said approval shall be limited accordingly; [Authority expires the earlier of the conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of the
Company is required by the Articles of Association of the
Company or by law to be held]

S.14
Amend the Articles of Association of the Company to reflect the changes in the Company's principal business place in Beijing, the
PRC and the increase in the registered and paid-up share capital of the Company as a result of its A Share offering and global offering
		Management	For	For
S.15	Approve the change to the registered and paid-up share capital of the Company as a result of its A Share offering and global offering	Management	For	For
S.16
PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:
authorize the Company to issue medium term notes, according to the market conditions and the needs of the Company, in the PRC in the aggregate principal amount of not more than RMB 14.9
billion [in multiple tranches] for a term of not more than 10 years in the following terms: (i) Place of issue: within the PRC (in multiple tranches); (ii) Total principal amount: up to RMB 14.9 billion; (iii)
Maturity: not more than 10 years; (iv) Interest rate: to be
determined according to market conditions and the relevant
requirements of the relevant regulatory authorities at the time of issue; and (v) Use of proceeds: the entire amount will be used to replace the bank loans of the Company
		Shareholder	Against	For
S.17
PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:
authorize the Company to issue short-term financing bills,
according to the market conditions and the needs of the
Company, in the PRC in the aggregate principal amount of not more than RMB 14.4 billion (in multiple tranches) for a term of one year in the following terms: (i) Place of issue: within the PRC (in multiple tranches); (ii) Total principal amount: up to RMB 14.4 billion; (iii) Maturity: 1 year; (iv) Interest rate: to be determined according to market conditions and the relevant at the time of issue requirements of the relevant regulatory authorities at the time of issue; and (v) Use of proceeds: the entire amount will be used to replace the bank loans of the Company
		Shareholder	Against	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN TYPE OF RESOLUTION. IF YO-U HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS-YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU
Non-Voting

SINGAPORE POST LTD
Security	Y8120Z103	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	30-Jun-2010
ISIN	SG1N89910219	Agenda		702497264 - Management
Item	Proposal	Type	Vote	For/Against Management
1.
Authorize the Company, for the purposes of Chapter 9 of the
Listing Manual ["Chapter 9"] of the Singapore Exchange Securities
Trading Limited ["SGX-ST"], its subsidiaries and associated
Companies that are entities at risk [as that term is used in Chapter
9], or any of them, to enter into any of the transactions falling within the types of interested person transactions as specified in the Appendix to the Company's Circular to Shareholders dated 08
JUN 2010 [the "Circular"] with any party who is of the class of interested persons as specified in the Appendix to the Circular, provided that such transactions are made on normal commercial terms and in accordance with the review procedures for such
interested person transactions; [Authority expires at the
conclusion of the next AGM of the Company]; and authorize the
Directors of the Company and/or any of them to complete and do all such acts and things [including executing all such documents as may be required] as they and/or he may consider expedient or necessary or in the interests of the Company to give effect to the
Shareholders Mandate and/or this Resolution
		Management	For	For
2.
Authorize the Directors of the Company, for the purposes of
Sections 76C and 76E of the Companies Act, Chapter 50 [the
Companies Act], to purchase or otherwise acquire issued ordinary shares in the capital of the Company [Shares] not exceeding in aggregate the Maximum Limit, as specified at such price or prices as may be determined by the Directors from time to time up to the
Maximum Price, whether by way of :i) market purchase(s) on the
SGX-ST and/or any other stock exchange on which the shares
may for the time being be listed and quoted [Other Exchange];
and/or ii) off-market purchase(s) [if effected otherwise than on the
SGX-ST or, as the case may be, Other Exchange] in accordance with any equal access scheme(s) as may be determined or
formulated by the Directors as they consider fit, which scheme(s)
shall satisfy all the conditions prescribed by the Companies Act, and otherwise in accordance with all other laws and regulations and rules of the SGX-ST or, as the case may be, approve the
other exchange as may for the time being be applicable and to the
Share Purchase Mandate may be exercised by the Directors at
any time and form time to time during the period commencing
from the date of the passing of this resolution; [Authority expires the earlier of the conclusion of the next AGM of the Company is held or the date by which the next AGM of the Company is
required by law to be held]
		Management	For	For

SINGAPORE POST LTD
Security	Y8120Z103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	30-Jun-2010
ISIN	SG1N89910219	Agenda		702511610 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive and adopt the Audited Accounts for the FYE 31 MAR 2010, and the Directors' Report and Independent Auditor's Report thereon	Management	For	For
2.	Declare a final tax exempt 1-tier dividend of 2.5 cents per ordinary share in respect of the FYE 31 MAR 2010	Management	For	For
3.	Re-elect Mr. Lim Eng as a Director who retires by rotation in accordance with Article 91 of the Company's Articles of Association	Management	For	For
4.	Re-elect Mr. Lim Ho Kee as a Director who retires by rotation in accordance with Article 91 of the Company's Articles of Association	Management	For	For
5.
Re-elect Mr. Kenneth Michael Tan Wee Kheng as a Director of the
Company, who retires by rotation in accordance with Article 91 of the Company's Articles of Association; remain as a member of the
Audit Committee and will be considered independent for the
purposes of Rule 704(8) of the Listing Manual of the Singapore
Exchange Securities Trading Limited (the SGX-ST)
		Management	For	For
6.	Re-elect Mr. Michael James Murphy as a Director, who retires in accordance with Article 97 of the Company's Articles of Association	Management	For	For
7.	Re-elect Mr Zulkifli Bin Baharudin as a Director, who retires in accordance with Article 97 of the Company's Articles of Association	Management	For	For
8.	Approve the Directors' fees payable by the Company of SGD 900,690 for the FYE 31 MAR 2010 (2009: SGD 641,090)	Management	For	For
9.	Re-appoint Messrs. PricewaterhouseCoopers LLP as the Auditors of the Company and authorize the Directors to fix their remuneration	Management	For	For
	Transact any other business of an AGM	Non-Voting
10.
Authorize the Directors to issue shares in the capital of the
Company [shares] whether by way of rights, bonus or otherwise;
and/or 2) make or grant offers, agreements or options [collectively,
Instruments] that might or would require shares to be issued, including but not limited to the creation and issue of [as well as adjustments to] warrants, debentures or other instruments
convertible into shares, at any time and upon such terms and conditions and for such purposes and to such persons as the
Directors may in their absolute discretion deem fit; and ii]
[notwithstanding the authority conferred by this Resolution may have ceased to be in force] issue shares in pursuance of any
Instrument made or granted by the Directors of the Company
while this Resolution is in force, provided that the aggregate number of shares to be issued pursuant to this Resolution
[including shares to be issued in pursuance of Instruments made or granted pursuant to this Resolution] does not exceed 50 % of the total number of issued shares [excluding treasury shares] in the capital of the Company [as calculated in accordance with sub-
paragraph [II] below], of which the aggregate number of shares to be issued other than on a pro rata basis to shareholders of the
		Management	For	For

Company [including shares to be issued in pursuance of
Instruments made or granted pursuant to this Resolution] does not exceed 10 % of the total number of issued shares [excluding
treasury shares] in the capital of the Company [as calculated in accordance with sub-paragraph [II] below]; II) [subject to such manner of calculation as may be prescribed by the SGX-ST] for the purpose of determining the aggregate number of shares that may be issued under sub-paragraph [I] above, the percentage of issued shares shall be based on the total number of issued shares
[excluding treasury shares] in the capital of the Company at the time this Resolution is passed, after adjusting for: 1) new shares arising from the conversion or exercise of any convertible
securities or share options or vesting of share awards which are outstanding or subsisting at the time this Resolution is passed;
and 2) any subsequent bonus issue or consolidation or
subdivision of shares; III) in exercising the authority conferred by this Resolution, the Company shall comply with the provisions of the Listing Manual of the SGX-ST for the time being in force
[unless such compliance has been waived by the SGX-ST] and
the Articles of Association for the time being of the Company; and
IV) [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM is to be held by law]

11.
Authorize the Directors to offer and grant options [Options] in accordance with the provisions of the Singapore Post Share
Option Scheme [Share Option Scheme] and to allot and issue
from time to time such number of shares as may be required to be issued pursuant to the exercise of the Options under the Share
Option Scheme, provided that the aggregate number of shares to be issued pursuant to the Share Option Scheme shall not exceed
5 % of the total number of issued shares [excluding treasury shares] in the capital of the Company from time to time
		Management	For	For

CHINA SOUTHN AIRLS LTD
Security	Y1503W102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	30-Jun-2010
ISIN	CNE1000002T6	Agenda		702512078 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 705325 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Approve the report of the Directors of the Company for the year 2009	Management	For	For
2.	Approve the report of the Supervisory Committee of the Company for the year 2009	Management	For	For
3.	Approve the Audited consolidated financial statements of the Company for the year 2009	Management	For	For
4.	Approve the profit distribution proposal for the year 2009	Management	For	For
5.
Appointment of KPMG Huazhen as the PRC Auditors of the
Company for the year 2010 and KPMG as the international
Auditors of the Company of the year 2010 and authorize the
Board to determine their remuneration
		Management	For	For
6.	Approve the 2010 annual cap of the continuing connected transactions entered into between the Company and CSAHC and its controlled entities	Management	For	For
7.	Approve the extension of Airline Service agreement entered into between the Company and TravelSky Technology Limited for 1 year	Management	For	For
8.	Approve the proposal in relation to the extension of the term of the fifth session of the Board until the sixth session of the Board is elected in the general meeting of the Company	Management	For	For
9.
Approve the proposal in relation to the extension of the term of the fifth session of the Supervisory Committee until the sixth session of the Supervisory Committee is elected in the general meeting of the Company
		Management	For	For
CMMT
PLEASE NOTE THAT THE COMPANY NOTICES ARE
AVAILABLE BY CLICKING ON THE URL LINK-:
http://www.hkexnews.hk/listedco/listconews/sehk/20100513/ltn201
00513408.pd-f - ORIGINAL AGENDA AND
http://www.hkexnews.hk/listedco/listconews/sehk/201006-
10/LTN20100610138.pdf - SUPPLEMENTARY AGENDA [2
ADDITIONAL PROPOSALS]. THNAK Y-OU.
Non-Voting
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO
ADDITIONON OF URL COMMENT. IF YOU H-AVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM UNLESS YO-U DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

AIR CHINA LTD
Security	Y002A6104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	30-Jun-2010
ISIN	CNE1000001S0	Agenda		702517131 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 700453 DUE TO CHANGE IN ME-ETING DATE AND
RECORD DATE. ALL VOTES RECEIVED ON THE PREVIOUS
MEETING WILL BE-DISREGARDED AND YOU WILL NEED TO
REINSTRUCT ON THIS MEETING NOTICE. THANK YOU-.
Non-Voting
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100611/LTN2 0100611460.pdf	Non-Voting
	PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-FOR ALL RESOLUTIONS. THANKS YOU.	Non-Voting
1.	Approve the report of the Board of Directors of the Company for the year 2009	Management	For	For
2.	Approve the report of the Supervisory Committee of the Company for the year 2009	Management	For	For
3.	Approve the audited consolidated financial statements of the Company for the year 2009	Management	For	For
4.	Approve the profit distribution proposal that no dividends be distributed for the year 2009 as recommended by the Board of Directors of the Company	Management	For	For
5.
Reappoint Ernst & Young as the Company's International Auditors
and Ernst & Young Hua Ming CPAs Limited Company as the
Company's Domestic Auditors for the YE 31 DEC 2010 and
authorize the Board of Directors to determine their remunerations for the year 2010
		Management	For	For
6.	Approve the resolution on the report on the Use of Proceeds from previous fundraising activities of the Company	Management	For	For
S.7
Authorize the Board of Directors of the Company to allot, issue and deal with additional shares of the Company and to make or grant offers, agreements and option which might require the
exercise of such powers in connection with not exceeding 20% of each of the existing A Shares and H Share (as the case may be)
in issue at the date of passing this resolution
		Management	For	For
S.8
Authorize the Board of Directors of the Company to increase the registered capital and amend the Articles of Association of the
Company to reflect such increase in the registered capital of the
Company under the general mandate granted in Resolution 7
above
		Management	For	For

GlobalShares FTSE All-World ex US Fund

FORTIS SA/NV, BRUXELLES
Security	B4399L102	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	12-Apr-2010
ISIN	BE0003801181	Agenda		702301158 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
1.	Opening	Non-Voting
2.1
Authorize the Board of Directors of the Company and the Boards
of its direct subsidiaries for a period of 18 months starting after the end of the General Meeting which will deliberate this point, to acquire Fortis Units, in which twinned Fortis SA/NV shares are incorporated, representing up to a maximum of 10% of the issued share capital, for a consideration equivalent to the closing price of the Fortis Unit on Euronext on the day immediately preceding the acquisition, plus a maximum of 15% or minus a maximum of 15%
		Management	For	For
2.2
Authorize the Board of Directors of the Company and the Boards
of its direct subsidiaries for a period of 18 months starting after the end of the General Meeting which will deliberate this point, to dispose of Fortis Units, in which twinned Fortis SA/NV shares are incorporated, under the conditions it will determine
		Management	For	For
3.1.1	Amend the first sentence of Article 2 as specified	Management	For	For
3.1.2	Approve to insert the specified new paragraph in Article 3	Management	For	For
3.2.1	Receive the special report	Non-Voting
3.2.2
Authorize the Board of Directors to increase the Company capital by a maximum amount of EUR 88,200,000 to issue shares to
meet the coupon payment obligations under the financial
instruments mentioned in the special report by the Board of
Directors and to consequently cancel the unused balance of the authorized capital, as mentioned in Article 9 A) of the Articles of
Association, existing at the date of the publication in the Belgian
State Gazette of the amendment to the Articles of Association of the Company resolved by the EGM of Shareholders which will
deliberate this point
		Management	For	For
3.2.3
Authorize the Board of Directors to increase the Company capital by a maximum amount of EUR 168,000,000 to issue shares to
meet the obligation to redeem the principal amount of the
Redeemable Perpetual Cumulative Coupon Debt Securities
issued by Fortis Bank nv-sa in SEP 2001 and to consequently
cancel the unused balance of the authorized capital, as mentioned in Article 9 A) of the Articles of Association, existing at the date of the publication in the Belgian State Gazette of the amendment to the Articles of Association of the Company resolved by the EGM of Shareholders which will deliberate this point
		Management	For	For
3.2.4	Approve to modify the Paragraph A) of Article 9 of the Articles of Association worded as specified	Management	For	For
3.2.5	Amend Article 10 A) and D) as specified	Management	For	For
3.3	Approve to replace Article 17 as specified	Management	For	For
3.4	Approve to replace Article 28 as specified	Management	For	For
3.5
Authorize the Chairman, with the authority to sub-delegate, to make at the time when the coordinated text is drawn up the
necessary modifications to the Articles of Association, including to give effect to the new names of Fortis SA/NV and Fortis N.V.
		Management	For	For
4.	Closing	Non-Voting

REFERRING TO PAST EXPERIENCE, WE DRAW HOWEVER
YOUR ATTENTION ON THE FACT THAT-THIS MEETING WILL
NOT ATTAIN THE REQUIRED QUORUM-I.E. THAT AT LEAST
50% OF THE-CAPITAL MUST BE REPRESENTED-AND THAT
THUS THIS MEETING WILL NOT BE ABLE TO DE-CIDE
VALIDLY. YOU WILL BE INFORMED ON THIS MATTER ON 03
APR 2010 AND WILL THEN-BE INVITED TO THE ORDINARY
AND EXTRAORDINARY GENERAL MEETINGS OF
SHAREHOLDERS-OF FORTIS SA/NV TO BE HELD ON 28 APR
2010.
Non-Voting

P & O PRINCESS CRUISES P L C
Security	G19081101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	13-Apr-2010
ISIN	GB0031215220	Agenda		702305194 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Re-elect Mickey Arison as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
2	Re-elect Sir Jonathon Band as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
3	Re-elect of Robert H. Dickinson as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
4	Re-elect of Arnold W. Donald as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
5	Re-elect Pier Luigi Foschi as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
6	Re-elect of Howard S. Frank as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
7	Re-elect of Richard J. Glasier as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
8	Re-elect of Modesto A. Maidique as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
9	Re-elect of Sir John Parker as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
10	Re-elect of Peter G. Ratcliffe as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
11	Re-elect of Stuart Subotnick as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
12	Re-elect of Laura Weil as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
13	Re-elect of Randall J. Weisenburger as a director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
14	Re-elect of Uzi Zucker as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
15
Re-appoint PricewaterhouseCoopers LLP as a independent
Auditors for Carnival plc and to ratify the selection of the U.S. firm of  PricewaterhouseCoopers LLP as the Independent Registered
Certified Public Accounting Firm for Carnival Corporation
		Management	For	For
16	Authorize the Audit committee of Carnival plc to agree the remuneration of the independent Auditors of Carnival plc	Management	For	For
17	Receive the UK accounts and reports of the Directors and the Auditors of Carnival plc for the YE 30 NOV 2009 in accordance with legal requirements applicable to UK Companies	Management	For	For
18	Approve the Directors' remuneration and report of the Carnival plc for the YE 30 NOV 2009 in accordance with legal requirements applicable to UK Companies	Management	For	For
19
Authorize the Directors of Carnival plc to allot shares in Carnival plc and to grant rights to subscribe for or convert any security into shares in Carnival plc: a) up to a nominal amount of USD
118,107,426 [such amount to be reduced by the nominal amount of any equity securities [as defined in the Companies Act 2006]
allotted under the resolution below in excess of USD
118,107,426]; and b) up to a nominal amount of USD 236,214,852
[such amount to be reduced by any shares and rights to subscribe for or convert any security into shares allotted under the resolution above] in connection with an offer by way of a rights issue:
CONTD
		Management	For	For
-
CONTD i) to ordinary shareholders in proportion [as nearly as may be practicab-le] to their existing holdings; and ii) to holders of other equity securities-as required by the rights of those securities or as the directors of Carnival-plc otherwise considers necessary, and so that the directors of Carnival plc m-ay impose any limits or restrictions and make any arrangements considered nece-ssary or appropriate to deal with treasury shares, fractional entitlements, re-cord dates, legal, regulatory or practical problems in, or under the laws of,-any territory or any other matter; CONTD
Non-Voting
-
CONTD [Authority expires earlier until the next year's Carnival plc
AGM or on-12 JUL 2011]; but, in each case, so that Carnival plc may make offers and ente-r into agreements during the relevant period which would, or might, require sh-ares to be 5 allotted or rights to subscribe for or convert securities into sh-ares to be granted after the authority ends and the Directors of Carnival plc-
may allot shares or grant rights to subscribe for or convert securities into s-hares under any such offer or agreement as if the authority had not ended
Non-Voting
S.20
Authorize the Directors of Carnival plc, subject to passing of the
Proposal 19, to allot equity securities [as defined in the
Companies Act 2006] for cash under the authority given by that resolution and/or where the allotment is treated as an allotment of equity securities under Section 560(2)(b) of the Companies Act
2006, free of the restriction in Section 561(1) of the Companies
Act 2006, such power to be limited: a) to the allotment of equity securities in connection with an offer of equity securities [but in the case of the authority granted under the resolution of Proposal 19, by way of a rights issue only]: CONTD
		Management	For	For
-
CONTD i) to ordinary shareholders in proportion [as nearly as may be practicab-le] to their existing holdings; and ii) to holders of other equity securities,-as required by the rights of those securities or, as the directors of Carniva-l plc otherwise consider necessary, and so that the Directors of Carnival plc-may impose any limits or restrictions and make any arrangements considered nec-essary or appropriate to deal with treasury shares, fractional entitlements, r-
ecord dates, legal, regulatory or practical problems in, or under the laws of,-any territory or any other matter; and in the case of the authority granted u-nder the resolution of Proposal 19 and/or in the case of any transfer of treas-ury shares which is treated as an allotment of equity securities under Section-560(2)(b) of the
Companies Act 2006, CONTD
Non-Voting
-
CONTD to the allotment [otherwise than under the resolution
above] of equity s-ecurities up to a nominal amount of USD
17,716,114;[Authority expires at the e-nd of next AGM or on 12
JUL 2011]; but during this period Carnival plc may mak-e offers, and enter into agreements, which would, or might, require equity sec-urities to be allotted after the power ends and the Directors may allot equity-securities under any such offer or agreement as if the power had not ended
Non-Voting
S.21
Authorize the Carnival plc to make market purchases [within the meaning of Section 693(4) of the UK Companies Act 2006 [the
Companies Act 2006] of ordinary shares of USD 1.66 each in the capital of Carnival plc provided that: a)the maximum number of ordinary shares authorized to be acquired is 21,344,716; b) the minimum price [exclusive of expenses] which may be paid for an ordinary share is USD 1.66; c) the maximum price which may be paid for an ordinary share is an amount [exclusive of expenses]
equal to the higher of [1] 105% of the average middle market quotation for an ordinary share, as derived from the London Stock
Exchange Daily Official List, for the 5 business days CONTD
		Management	For	For
-
CONTD immediately preceding the day on which such ordinary
share is contracted-to be purchased and [2] the higher of the last independent trade and the high-est current independent bid on the
London Stock Exchange at the time the purch-ase is carried out;
and [Authority expires at the earlier of the conclusion of-the AGM of Carnival plc to be held in 2011 and or 18 months] [except in relat-ion to the purchase of ordinary shares, the contract of which was entered into-before the expiry of such authority]
Non-Voting
22	Approve the specified Shareholder Proposal	Shareholder	Against	For
23	Transact any other business	Non-Voting

DAIMLER AG, STUTTGART
Security	D1668R123	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	14-Apr-2010
ISIN	DE0007100000	Agenda		702273222 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED
DEPENDING ON SOME SUBCUSTODIANS'-PROCESSING IN
THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE TO-OBTAIN BLOCKING INFORMATION
FOR YOUR ACCOUNTS.
Non-Voting
1.
Presentation of the adopted Company financial statements, the approved consoli-dated financial statements, the combined
management report for Daimler AG and-the Group for the 2009
FY, the report of the Supervisory Board and the explana-tory reports on the information required pursuant to Section 289,
Subsections-4 and 5 and Section 315, Subsection 4 of the
German Commercial Code [Handelsge-setzbuch, HGB]
Non-Voting
2.	Resolution on ratification of Board of Management members actions in the 2009 FY	Management	For	For
3	Resolution on ratification of Supervisory Board members actions in the 2009 FY	Management	For	For
4.	Resolution on the approval of the system of remuneration for the members of the Board of Management	Management	For	For
5.	Resolution on the appointment of Auditors for the Company and for the Group for the 2010 FY	Management	For	For
6.	Resolution on authorization for the Company to acquire its own shares and on their utilization, as well as on the exclusion of shareholders subscription rights and rights to sell shares to the Company	Management	For	For
7.
Resolution on authorization to use derivative financial instruments in the context of acquiring own shares, as well as on the exclusion of shareholders subscription rights and rights to sell shares to the
Company
		Management	For	For
8.	Resolution on the election of a new member to the Supervisory Board	Management	For	For
9.	Resolution on amendments to the Articles of Incorporation to adjust to the German Act on the Implementation of the Shareholders Rights Directive [ARUG]	Management	For	For
10.	Resolution on amendments to the Articles of Incorporation to adjust the provisions relating to the Supervisory Board	Management	For	For
11.	Resolution on authorization to issue convertible bonds and/or bonds with warrants, creation of Conditional Capital 2010 and amendment to the Articles of Incorporation	Management	For	For

COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS
MEETING. A LINK TO THE COUNTER P-ROPOSAL
INFORMATION IS AVAILABLE IN THE MATERIAL URL
SECTION OF THE APPLICATIO-N. IF YOU WISH TO ACT ON
THESE ITEMS, YOU WILL NEED TO REQUEST A MEETING
ATTEN-D AND VOTE YOUR SHARES AT THE COMPANYS
MEETING.
Non-Voting

INVESTOR AB, STOCKHOLM
Security	W48102128	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	14-Apr-2010
ISIN	SE0000107419	Agenda		702305043 - Management
Item	Proposal	Type	Vote	For/Against Management
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
-	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID-VOTE OPTION. THANK YOU	Non-Voting
1	Election of Jacob Wallenberg as the Chairman of the Meeting	Management	For	For
2	Approve the voting list and drawing up	Management	For	For
3	Approval of the agenda	Management	For	For
4	Elect one or two persons to attest to the accuracy of the minutes	Management	For	For
5	Approve to determine, whether the meeting has been duly convened	Management	For	For
6	Receive the parent Company's annual report and the Auditors' report, as well-as the consolidated financial statements and the Auditors' report for the-investor group	Non-Voting
7	Approve the President's address	Management	For	For
8	Receive the report on the work of the Board of Directors, the remuneration committee, the audit committee and the finance and risk committee	Management	For	For
9	Adopt the income statement and the balance sheet for the parent Company, as well as the consolidated income statement and the consolidated balance sheet for the investor group	Management	For	For
10	Grant discharge, from liability, to the Members of the Board of Directors and the President	Management	For	For
11
Approve a dividend of SEK 4.00 per share and that Monday, 19
APR 2010, shall be the record date for receipt of the dividend;
should the meeting decide in favor of the proposal, payment of the dividend is expected to be made by Euroclear Sweden AB on
Thursday, 22 APR 2010
		Management	For	For
12	Approve the number of Members of the Board at 11 without Deputy Members	Management	For	For
13
Approve a total compensation to the Board of Directors of SEK
7,312,500 of which, in aggregate SEK 6,375,000 (whereof
unchanged SEK 1,875,000 to the Chairman and unchanged SEK
500,000 to each of the remaining 9 Members of the Board, who are not employed by the Company) in cash and in so-called
synthetic shares and, in aggregate, SEK 937,500 in cash as
remuneration for work in the committees of the Board of Directors;
that at least 25% of the remuneration, before taxes, excluding remuneration for committee work, shall be paid through allocation of synthetic shares; CONTD
		Management	For	For
-
CONTD a Member of the Board of Directors may, however, elect to receive 50%-of the remuneration in synthetic shares; for
administrative reasons, Members-of the Board of Directors with foreign tax domicile shall be entitled to-receive 100% of the remuneration in cash; that the proposal entails the-remuneration to the Board of Directors in an amount of, in aggregate, SEK-
7,312,500, whereof not less than SEK 1,218,750 and not more
than SEK-3,187,500 shall consist of synthetic shares; and that the
Auditors' fees to-be paid upon approval of their invoice
Non-Voting
14
Re-elect Gunnar Brock, Sune Carlsson, Borje Ekholm, Sirkka
Hamalainen, Grace Reksten Skaugen, O. Griffith Sexton, Lena
Treschow Torell, Jacob Wallenberg and Peter Wallenberg Jr as
the Board Members; elect Tom Johnstone and Carola Lemne as
the new Members of the Board of Directors; and re-elect Jacob
Wallenberg as the Chairman of the Board of Directors
		Management	For	For
15
Amend Article 12 of the Articles of Association so that the first and second paragraphs cease to apply and are replaced with the
specified wordings; and approve that the Board of Directors'
proposal for the amendment of Section 12 of the Articles of
Association is conditional upon that an amendment of the
Companies Act (2005:551) having entered into force, entailing that the proposed wording is in accordance with the Companies Act
		Management	For	For
16.a	Approve the guidelines for salary and other remuneration for the President and other Members of the Management Group	Management	For	For
16.b	Approve the Long-term Variable Remuneration Program 2010	Management	For	For
17.a
Authorize the Board, during the period until the next AGM, to decide on: (i) the purchases of Investor's shares on NASDAQ
OMX Stockholm and purchases in accordance with purchase
offerings to shareholders, respectively, and (ii) the transfer of
Investor's shares on NASDAQ OMX Stockholm, or in a manner
other than on NASDAQ OMX Stockholm including the right to
decide on waiver of the shareholders' preferential rights and that payment may be effected other than in cash; repurchases may
take place so that Investor's holding amounts to a maximum of
1/10 of all the shares in the Company
		Management	For	For
17.b
Approve that the transfer of Investor's shares, in a maximum number of 2,700,000 (or the higher number that may follow from a recalculation because of a split, bonus issue or similar action), to the employees in accordance with the long-term variable
remuneration program described in Resolution 16B shall be
possible; the number of shares has been calculated with a certain margin as share price fluctuations during the period up and until the measurement period following the 2010 AGM may have an
effect on the value of the program and, thus, on the number of shares to be included in the program
		Management	For	For
18	Approve the proposal for a Nomination Committee	Management	For	For
19	Conclusion of the meeting	Non-Voting
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting

VOLVO AKTIEBOLAGET
Security	928856301	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	14-Apr-2010
ISIN	SE0000115446	Agenda		702306918 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
-	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID-VOTE OPTION. THANK YOU	Non-Voting
1	Opening of the meeting	Non-Voting
2	Election of Sven Unger, Attorney at law, as the Chairman of the meeting	Management	For	For
3	Approve the verification of the voting list	Management	For	For
4	Approve the agenda	Management	For	For
5	Elect the minutes-checkers and vote controllers	Management	For	For
6	Approve to determine whether the meeting has been duly convened	Management	For	For
7	Presentation of the work of the Board and Board Committees	Non-Voting
8
Presentation of the annual report and the Auditors' report as well as the-consolidated accounts and the Auditors' report on the consolidated accounts,-in connection therewith, the President's account of the operations
Non-Voting
9	Adopt the income statement and balance sheet and the consolidated income statement and consolidated Balance sheet	Management	For	For
10	Approve that no dividends shall be paid, but that all retained earnings at the AGM' disposal shall be carried forward	Management	For	For
11	Grand discharge to the Members of the Board and the President from liability	Management	For	For
12	Approve to determine the number of Members at 9 and no Deputy Members of the Board of Directors to be elected by the meeting	Management	For	For
13
Approve that the individual fees shall remain on the same level as during 2009, the election committee accordingly proposes that the
Chairman of the Board is awarded SEK 1,500,000 and each of the other Members SEK 500,000 with the exception of the President, it is further proposed that the Chairman of the Audit Committee is awarded SEK 250,000 and the other two Members in the Audit
Committee SEK 125,000 each and the Members of the
Remuneration Committee SEK 75,000 each
		Management	For	For
14	Approve that the fees based on invoices for the Audit of the annual accounts, the consolidated accounts, the accounting records and the administration of the Board of Directors and the President	Management	For	For
15
Re-election of Peter Bijur, Jean-Baptiste Duzan, Leif Johansson,
Anders Nyren, Louis Schweitzer, Ravi Venkatesan, Lars
Westerberg and Ying Yeh as the Members of the Board and elect
Hanne de Mora as a new Member; election of Louis Schweitzer as the Chairman of the Board
		Management	For	For
16	Election of PricewaterhouseCoopers AB, as the Auditors for a period of four	Management	For	For
17
Approve that Thierry Moulonguet, representing Renault s.a.s.,
Carl-Olof By, representing AB Industrivarden, Hakan Sandberg, representing Svenska Handelsbanken, SHB Pension Fund, SHB
Employee Fund, SHB Pensionskassa and Oktogonen, Lars
Forberg, representing Violet Partners LP, and the Chairman of the
Board of Directors are elected Members of the Election
Committee and that no fees shall be paid to the Members of the
Election Committee
		Management	For	For
18	Adopt the Remuneration Policy for Senior Executives, as specified	Management	For	For

CAPITAMALL TRUST
Security	Y1100L160	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	14-Apr-2010
ISIN	SG1M51904654	Agenda		702307934 - Management
Item	Proposal	Type	Vote	For/Against Management
1.
Receive and adopt the Report of HSBC Institutional Trust
Services [Singapore] Limited, as trustee of CMT [the Trustee], the
Statement by CapitaMall Trust Management Limited, as manager of CMT [the Manager], and the audited financial statements of
CMT for the FYE 31 DEC 2009 and the Auditors' report thereon
		Management	For	For
2.	Re-appoint KPMG LLP as the Auditors of CMT to hold office until the conclusion of the next AGM of CMT, and authorize the Manager to fix their remuneration	Management	For	For
3.
Authorize the Manager, to: (a) (i) issue units in CMT ("Units")
whether by way of rights, bonus or otherwise; and/or (ii) make or grant offers, agreements or options (collectively, "Instruments")
that might or would require Units to be issued, including but not limited to the creation and issue of (as well as adjustments to)
securities, warrants, debentures or other instruments convertible into Units, at any time and upon such terms and conditions and for such purposes and to such persons as the Manager may in its
absolute discretion deem fit; and (b) issue Units in pursuance of any Instrument made or granted by the Manager while this
Resolution was in force (notwithstanding that the authority
conferred by this Resolution may have ceased to be in force at the time such Units are issued), provided that: (1) the aggregate number of Units to be issued pursuant to this Resolution (including
Units to be issued in pursuance of Instruments made or granted pursuant to this Resolution) shall not exceed 50% of the total number of issued Units (excluding treasury Units, if any) (as calculated in accordance with this resolution), of which the aggregate number of Units to be issued other than on a prorata basis to Unitholders shall not exceed 20% of the total number of issued Units (excluding treasury Units, if any) (as calculated in accordance with this paragraph); (2) subject to such manner of calculation as may be prescribed by Singapore Exchange
Securities Trading Limited [the "SGXST"] for the purpose of
determining the aggregate number of  Units that may be issued under sub-paragraph (1) above, the total number of issued Units
(excluding treasury Units, if any) shall be based on the number of issued Units (excluding treasury Units, if any) at the time this
Resolution is passed, after adjusting for: (a) any new Units arising from the conversion or exercise of any Instruments which are outstanding at the time this Resolution is passed; and (b) any subsequent bonus issue, consolidation or subdivision of Units; (3)
in exercising the authority conferred by this Resolution, the
Manager shall comply with the provisions of the Listing Manual of the SGX-ST for the time being in force (unless such compliance has been waived by the SGX-ST) and the trust deed constituting
CMT (as amended) (the "Trust Deed") for the time being in force
(unless otherwise exempted or waived  by the Monetary Authority of Singapore); (4) (unless revoked or varied by the Unitholders in a general meeting) the authority conferred by this Resolution shall continue in force until (i) the conclusion of the next AGM of CMT or (ii) the date by which the next AGM of CMT is required by applicable regulations to be held, whichever is earlier; (5) where
		Management	For	For

the terms of the issue of the Instruments provide for adjustment to the number of Instruments or Units into which the Instruments may be converted, in the event of rights, bonus or other
capitalisation issues or any other events, the Manager is
authorised to issue additional Instruments or Units pursuant to such adjustment notwithstanding that the authority conferred by this Resolution may have ceased to be in force at the time the
Instruments or Units are issued; and (6) authorize the Manager and the Trustee to complete and do all such acts and things
(including executing all such documents as may be required) as the Manager or, as the case may be, the Trustee may consider expedient or necessary or in the interest of CMT to give effect to the authority conferred by this Resolution

4.
Authorize the Manager, contingent on the passing of Resolution 3 above, to fix the issue price for Units that may be issued by way of placement pursuant to the 20% sub-limit on a non pro rata basis referred to in Resolution 3 above, at a discount exceeding 10%
but not more than 20% of the price as determined in accordance with the Listing Manual of the SGX-ST, until 31 DEC 2010 or such later date as may be determined by the SGX-ST
		Management	For	For
5.	Transact such other business	Non-Voting

CAPITAMALL TRUST
Security	Y1100L160	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	14-Apr-2010
ISIN	SG1M51904654	Agenda		702310234 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve the acquisition of Clarke Quay  the Acquisition  from
Clarke Quay Pte Limited  the vendor  for a purchase consideration of SGD 268 million on the terms and conditions set out in the Sale and Purchase Agreement dated 09 FEB 2010  the Sale and
Purchase Agreement  made between HSBC institutional Trust
Services  Singapore  Limited, as trustee of CMT  the trustee  and the vendor; approve and ratify the entry into of he Sale and
Purchase Agreement; approve the payment of all fees and
expenses relating to the acquisition; and authorize the CapitaMall
Trust Management Limited, as Manager of CMT  the Manager ,
any Director of the Manager, and the Trustee, to complete and do all such acts and things  including executing all such documents as may be required  as the Manager, such Director of the
Manager or, as the case may be, the Trustee may consider
expedient or necessary or in the interests of CMT to give effect to the acquisition
		Management	For	For

CHRISTIAN DIOR SA
Security	F26334106	Meeting Type		MIX
Ticker Symbol		Meeting Date	15-Apr-2010
ISIN	FR0000130403	Agenda		702283615 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-
"French Resident Shareowners must complete, sign and forward the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners: Proxy Cards: Voting-instructions will be forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your-representative"
Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0308/201003081000606.pdf	Non-Voting
O.1	Approve the financial statements	Management	For	For
O.2	Approve the consolidated financial statements	Management	For	For
O.3	Approve the regulated Agreements pursuant to Article L. 225-38 of the Commercial Code	Management	For	For
O.4
Approve the recommendations of the Board of Directors and
resolves that the distributable income for the FY be appropriated as follows: net income: EUR 342,583,800.31 prior retained
earnings: EUR 51,363,830.42 distributable income: EUR
393,947,630.73 dividends: EUR 301,666,899.68 the balance to
the retained earnings: EUR 92,280,731.05; the shareholders will receive a net dividend of EUR 1.66 per share, and will entitle to the 40% deduction provided by the French General Tax Code; this dividend will be paid on 25 MAY 2010; in the event that the
Company holds some of its own shares on such date, the amount of the unpaid dividend on such shares shall be allocated to the retained earnings account; as required by law, it is reminded that, for the last three financial years, the dividends paid, were as follows: EUR 1.61 for FY 2008 EUR 1.61 for FY 2007 EUR 1.41
for FY 2006
		Management	For	For
O.5	Approve to renew Mr. Renaud Donnedieu de Vabres' term as a Board Member	Management	For	For
O.6	Approve to renew Mr. Eric Guerlain's term as a Board Member	Management	For	For
O.7	Approve to renew Mr. Christian de Labriffe's term as a Board Member	Management	For	For
O.8	Appointment of Mrs. Segolene Gallienne as a Board Member	Management	For	For
O.9	Grant authority to operate on the Company's shares	Management	For	For
E.10	Grant authority to reduce the share capital by cancellation of treasury shares	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN TEXT OF RESOLUTION 4. IF-YOU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLE-SS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

LVMH MOET HENNESSY LOUIS VUITTON, PARIS
Security	F58485115	Meeting Type		MIX
Ticker Symbol		Meeting Date	15-Apr-2010
ISIN	FR0000121014	Agenda		702287740 - Management
Item	Proposal	Type	Vote	For/Against Management
-
FRENCH RESIDENT SHAREOWNERS MUST COMPLETE,
SIGN AND FORWARD THE PROXY CARD-DIRECTLY TO THE
SUB CUSTODIAN. PLEASE CONTACT YOUR CLIENT
SERVICE-REPRESENTATIVE TO OBTAIN THE NECESSARY
CARD, ACCOUNT DETAILS AND DIRECTIONS.-THE
FOLLOWING APPLIES TO NON-RESIDENT SHAREOWNERS:
PROXY CARDS: VOTING-INSTRUCTIONS WILL BE
FORWARDED TO THE GLOBAL CUSTODIANS THAT HAVE
BECOME-REGISTERED INTERMEDIARIES, ON THE VOTE
DEADLINE DATE. IN CAPACITY AS-REGISTERED
INTERMEDIARY, THE GLOBAL CUSTODIAN WILL SIGN THE
PROXY CARD AND-FORWARD TO THE LOCAL CUSTODIAN.
IF YOU ARE UNSURE WHETHER YOUR GLOBAL-CUSTODIAN
ACTS AS REGISTERED INTERMEDIARY, PLEASE CONTACT
YOUR REPRESENTATIVE
Non-Voting
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0310/201003101000501.pdf	Non-Voting
O.1	Approve the Company accounts	Management	For	For
O.2	Approve the consolidated accounts	Management	For	For
O.3	Approve the regulated agreements specified in Article L. 225-38 of the Code du Commerce Commercial Code	Management	For	For
O.4	Approve the allocation of the result - setting of the dividend	Management	For	For
O.5	Approve the renewal of the Director's mandate held by M. Bernard Arnault	Management	For	For
O.6	Approve the renewal of the Director's mandate held by Mme. Delphine Arnault	Management	For	For
O.7	Approve the renewal of the Director's mandate held by M. Nicholas Clive Worms	Management	For	For
O.8	Approve the renewal of the Director's mandate held by M. Patrick Houel	Management	For	For
O.9	Approve the renewal of the Director's mandate held by M. Felix G Rahatyn	Management	For	For
O.10	Approve the renewal of the Director's mandate held by M. Hubert Vedrine	Management	For	For
O.11	Appointment of Mme. Helene Carrere d'Encausse as a Director	Management	For	For
O.12	Approve the renewal of the Censor's mandate held by M. Kilian Hennessy	Management	For	For
O.13	Approve the renewal of the Auditor's mandate held by Deloitte & Associes	Management	For	For
O.14	Appointment of Ernst & Young and Others as the Auditors	Management	For	For
O.15	Approve the renewal of the Auditor's mandate held by M. Denis Grison	Management	For	For
O.16	Appointment of Auditex as an Assistant Auditors	Management	For	For
O.17	Grant authority to manipulate Company shares	Management	For	For
E.18	Grant authority to reduce capital stock by canceling self-held shares	Management	For	For

BP PLC, LONDON
Security	G12793108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	15-Apr-2010
ISIN	GB0007980591	Agenda		702293539 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	To receive the report of the Directors and the accounts for the year ended 31 December 2009	Management	For	For
2.	To approve the Directors remuneration report for the year ended 31 December 2009	Management	For	For
3.	To elect Mr. P Anderson as a Director	Management	For	For
4.	To elect Mr. A Burgmans as a Director	Management	For	For
5.	To re-elect Mrs C B Carroll as a Director	Management	For	For
6.	To re-elect Sir William Castell as a Director	Management	For	For
7.	To re-elect Mr I C Conn as a Director	Management	For	For
8.	To re-elect Mr G David as a Director	Management	For	For
9.	To re-elect Mr I E L Davis as a Director	Management	For	For
10.	To re-elect Mr R Dudely as a Director	Management	For	For
11.	To re-elect Mr D J Flint as a Director	Management	For	For
12.	To re-elect Dr B E Grote as a Director	Management	For	For
13.	To re-elect Dr A B Hayward as a Director	Management	For	For
14.	To re-elect Mr A G Inglis as a Director	Management	For	For
15.	To re-elect Dr D S Julius as a Director	Management	For	For
16.	To re-elect C-H Svanberg as a Director	Management	For	For
17.
To reappoint Ernst & young LLP as Auditors from the conclusion of this meeting until the conclusion of the next general meeting before which accounts are laid and to authorize the Directors to fix the Auditors remuneration
		Management	For	For
s.18
To adopt as the new Articles of Association of the Company the draft Articles of Association set out in the document produced to the Meeting and, for the purposes of identification, signed by the chairman, so the new Articles of Association apply in substitution for and to the exclusion of the Company's existing Articles of
Association
		Management	For	For
s.19
To authorize the Company generally and unconditionally to make market purchases (as defined in Section 693(4) of the Companies
Act 2006) of ordinary shares with nominal value of GBP 0.25 each in the Company, provided that: a) the Company does not
purchase under this authority more than 1.9 billion ordinary shares; b) the Company does not pay less than GBP 0.25 for
each share; and c) the Company does not pay more for each
share than 5% over the average of the middle market price of the ordinary shares for the five business days immediately preceding the date on which the Company agrees to buy the shares
concerned , based on share prices and currency exchange rates
		Management	For	For

published in the daily Official List of the London Stock Exchange;
this authority shall continue for the period ending on the date of the Annual General Meeting in 2011 or 15 July 2011, whichever is the earlier, provided that, if the Company has agreed before this date to purchase ordinary shares where these purchases will or may be executed after the authority terminates (either wholly or in part), the Company may complete such purchases

20
To renew, for the period ending on the date on the Annual
General Meeting in 2011 or 15 July, whichever is the earlier, the authority and power conferred on the Directors by the Company's
Articles of Association to allow relevant securities up to an aggregate nominal amount equal to the Section 551 amount (or, is resolution 18 is not passed, equal to the Section 80 amount) of
GBP 3,143 million
		Management	For	For
s.21
To renew, for the period ending on the date on the Annual
General Meeting in 2011 or 15 July, whichever is the earlier, the authority and power conferred on the Directors by the company's
Articles of Association to allow equity securities wholly for cash: a)
in connection with a right issue; b) otherwise than in connection with rights issue up to an aggregate nominal amount equal to the
Section 561 amount (or, is resolution 18 is not passed, equal to the Section 80 amount) of USD 236 million
		Management	For	For
s.22	To authorize the calling of General Meetings of the Company (not being an Annual General Meeting) by notice of at least 14 clear days	Management	For	For
23.
To approve the renewal of the BP Executive Directors Incentive
Plan (the plan), a copy of which is produced to the Meeting
initiated by the chairman for the purpose of identification, for a further five years, and to authorize the Directors to do all acts and things that they may consider necessary or expedient to carry the
Plan into effect
		Management	For	For
24.
Subject to the passing of Resolution 18, to authorize the Directors in accordance with Article 142 of the new Articles of Association to offer the holders of ordinary shares of the Company, to the extent and in the manner determined by the Directors, the right to elect(in whole part), to receive new ordinary shares (credited as fully paid)
instead of cash, in respect of any dividend as may be declared by the Directors from time to time provided that the authority
conferred by this Resolution shall expire prior to the conclusion of the Annual General Meeting to be held in 2015
		Management	For	For
s.25
PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:
Group members requisitioned the circulation of the specified special resolution under the provision of Section 338 of the
Companies Act 2006. the supporting statement, supplied by the requisitions together with the board response, is set out in
Appendix 4 ;that in order to address our concerns for the long term success of the Company arising from the risks associated with the Sunrise SAGD Project, we as Shareholders of the
Company direct that the Audit Committee or a risk Committee of the Board commissions and reviews a report setting out the
assumptions made by the Company in deciding to proceed with
the Sunrise Project regarding future carbon prices, oil price volatility, demand for oil, anticipated regulation of greenhouse gas emissions and legal and reputational risks arising from local environmental damage and impairment of traditional livelihoods.
The findings of the report and review should be reported to
investors in the Business Review section of the Company s
Annual Report presented to the Annual General Meeting in 2011
		Shareholder	Against	For
	PLEASE BE ADVISED THAT PROPOSAL #S.25 IS A SHAREHOLDER PROPOSAL. THE MANAGEME-NT RECOMMENDATION FOR THIS RESOLUTION IS AGAINST.	Non-Voting

FOR ADDITIONAL INFORMATION ON THE BELOW PLEASE
COPY AND PASTE THE LINK INTO YO-UR INTERNET
BROWSER:  Resolution 1: Annual Report and Accounts
http://www.bp-
.com/extendedsectiongenericarticle.do?categoryId=9021605&cont
entId=7040949
Non-Voting

FOR ADDITIONAL INFORMATION ON THE BELOW PLEASE
COPY AND PASTE THE LINK INTO YO-UR INTERNET
BROWSER:  Resolution 2: Directors remuneration report and
Resoluti-on 23: Approval of the Executive Directors Incentive Plan
http://www.bp.com/s-
ubsection.do?categoryId=9027659&contentId=7050551
Non-Voting

FOR ADDITIONAL INFORMATION ON THE BELOW PLEASE
COPY AND PASTE THE LINK INTO YO-UR INTERNET
BROWSER:  Resolution 18: New Articles of Association
http://www.-
bp.com/liveassets/bp_internet/globalbp/globalbp_uk_english/set_b ranch/set_inve-
stors/STAGING/local_assets/downloads/pdf/IC_AGM_articles_of_
association_track_-changes.pdf
Non-Voting

FOR ADDITIONAL INFORMATION ON THE BELOW PLEASE
COPY AND PASTE THE LINK INTO YO-UR INTERNET
BROWSER:  Resolution 24: Scrip dividend
http://www.bp.com/sectio-
ngenericarticle.do?categoryId=9032416&contentId=7059476
Non-Voting
	FOR ADDITIONAL INFORMATION ON THE BELOW PLEASE COPY AND PASTE THE LINK INTO YO-UR INTERNET BROWSER: Resolution 25: Shareholder Resolution on oil sands htt-p://www.bp.com/oilsands	Non-Voting
	FOR ADDITIONAL INFORMATION ON THE BELOW PLEASE COPY AND PASTE THE LINK INTO YO-UR INTERNET BROWSER: BP AGM downloads http://www.bp.com/sectiongenericartic- le.do?categoryId=9032417&contentId=7059465	Non-Voting

RIO TINTO PLC
Security	G75754104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	15-Apr-2010
ISIN	GB0007188757	Agenda		702300358 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the Company's financial statements and the report of the Directors and Auditors for the YE 31 DEC 2009	Management	For	For
2	Recieve the remuneration report for the YE 31 DEC 2009 as set out in the 2009 annual report	Management	For	For
3	Election of Robert Brown as a Director	Management	For	For
4	Election of Ann Godbehere as a Director	Management	For	For
5	Election of Sam Walsh as a Director	Management	For	For
6	Re-election of Guy Elliott as a Director	Management	For	For
7	Re-elect Michael Fitzpatrick as a Director	Management	For	For
8	Re-elect Lord Kerr as a Director	Management	For	For
9
Re-appointment of PricewaterhouseCoopers LLP as Auditors of
the Company to hold office until the conclusion of the next AGM at which accounts are laid before the Company and to authorize the
Audit Committee to determine the Auditors' remuneration
		Management	For	For
10
Authorize the Directors pursuant to and in accordance with
Section 551 of the Companies Act 2006  the 2006 Act  to exercise all the powers of the Company to allot shares or grant rights to subscribe for or convert any securities into shares: i) up to an aggregate nominal amount of GBP 50,321,000; ii) comprising
equity securities  as specified in the 2006 Act  up to a further nominal amount of GBP 50,321,000 in connection with an offer by way of a rights issue; such authorities to apply in substitution for all previous authorities pursuant to Section 80 of the Companies
Act 1985 and to expire on the later of 15 APR 2011 and the date of the 2011 AGM but, in each case, so that the Company may
make offers and enter into agreements during this period which would, or might, require shares to be allotted or rights to subscribe for or to CONTD..
		Management	For	For
-	..CONTD convert any security into shares to be granted after the authority-ends as specified	Non-Voting
11
Authorize the Directors, subject to the passing of Resolution 10 above, to allot equity securities  as specified in the 2006 Act wholly for cash: i) pursuant to the authority given by Paragraph (i)
of Resolution 10 above or where the allotment constitutes an allotment of equity securities by virtue of Section 560(3) of the
2006 Act in each case: a) in connection with a pre-emptive offer;
and b) otherwise than in connection with a pre-emptive offer, up to an aggregate nominal amount of GBP 9,803,000; and ii) pursuant to the authority given by Paragraph (ii) of Resolution 10 above in connection with a rights issue, as if Section 561(1) of the 2006 Act did not apply to any such allotment; such authority shall expire on the later of 15 APR 2011 and the date of the 2011 AGM, but so that the Company may make offers and enter into CONTD..
		Management	For	For
-
..CONTD agreements during this period which would, or might, require equity-securities to be allotted after the power ends and the Board may allot equity-securities under any such offer or agreement as if the power had not ended as-specified
Non-Voting
-
..CONTD fractional entitlements, record dates or legal, regulatory or-practical problems in, or under the laws of, any territory; c)
reference to-an allotment of equity securities shall include a sale of treasury shares;-and d) the nominal amount of any securities shall be taken to be, in the case-of rights to subscribe for or convert any securities into shares of the-Company, the nominal amount of such shares which may be allotted pursuant to-such rights
Non-Voting
12
Authorize: (a) the Company, Rio Tinto Limited and any
subsidiaries of Rio Tinto Limited, to purchase ordinary shares of
10p each issued by the Company RTP Ordinary Shares , such
purchases to be made in the case of the Company by way of
market purchase  as specified in Section 693 of the 2006 Act , provided that this authority shall be limited: i) so as to expire on the later of 15 APR 2011 and the date of the 2011 AGM, unless such authority is renewed prior to that time  except in relation to the purchase of RTP ordinary shares, the contract for which was concluded before the expiry of such authority and which might be executed wholly or partly after such expiry ; ii) so that the number of RTP ordinary shares which may be purchased pursuant to this authority shall not exceed 152,488,000; iii) so that the maximum price payable CONTD.
		Management	For	For
-
..CONTD for each such RTP Ordinary Share shall be not more
than 5% above the-average of the middle market quotations for
RTP ordinary shares as derived-from the London Stock Exchange
Daily Official List during the period of five-business days
immediately prior to such purchase; and iv) so that the minimum-
price payable for each such RTP ordinary share shall be 10p; and
b) the-Company be and is hereby authorized for the purpose of
Section 694 of the-2006 Act to purchase off-market from Rio Tinto
Limited and any of its-subsidiaries any RTP ordinary shares
acquired under the authority set out-under (a) above pursuant to one or more contracts between the Company and Rio-Tinto
Limited on the terms of the form of contract which has been
produced to-the meeting  and is for the purpose of identification
CONTD..
Non-Voting
-
..CONTD marked A and initialled by the Chairman   each, a
Contract  and such-contracts be hereby approved, provided that: i)
such authorization shall-expire on the later of 15 APR 2011 and the date of the 2011 AGM; ii) the-maximum total number of RTP ordinary shares to be purchased pursuant to-contracts shall be
152,488,000; and iii) the price of RTP ordinary shares-purchased pursuant to a contract shall be an aggregate price equal to the-
average of the middle market quotations for RTP ordinary shares as derived-from the London Stock Exchange Daily Official List during the period of five-business days immediately prior to such purchase multiplied by the number of-RTP ordinary shares the subject of the contract or such lower aggregate price-as may be agreed between the Company and Rio Tinto Limited, being not
less-than one penny
Non-Voting
13	Approve the general meeting other than an AGM may be called on not less than 14 clear days notice	Management	For	For

COMPAGNIE NATIONALE A PORTEFEUILLE SA, GERPINNES
Security	B2474T107	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	15-Apr-2010
ISIN	BE0003845626	Agenda		702303380 - Management
Item	Proposal	Type	Vote	For/Against Management
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
1.A	Approve to cancel 2,000,000 of CNPS own shares	Management	For	For
1.B
Approve to reduce the non-distributable reserve set up for the holding of own shares which will be reduced in the amount of the value at which these shares were entered into the statement of assets and liabilities
		Management	For	For
1.c	Amend Article 5 and Title X of the Articles of Association in order to make the representation of the share capital and its history consistent with the cancellation of 2,000,000 own shares	Management	For	For
2	Amend Article 22 of the Articles of Association as specified	Management	For	For
3	To confer all powers	Non-Voting

COMPAGNIE NATIONALE A PORTEFEUILLE SA, GERPINNES
Security	B2474T107	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	15-Apr-2010
ISIN	BE0003845626	Agenda		702319686 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
1
Approve the presentation of the management report of the Board of Directors and the Auditors for the 2009 FY; presentation of the consolidated annual financial statements for the 2009 FY;
presentation and proposal to approve the unconsolidated annual financial statements of the Company at 31 DEC 2009, including the allocation of the Company's profit and the distribution of a gross dividend of EUR 0.835 per share
		Management	For	For
2	Grant discharge to the Directors for the exercise of their mandate during the 2009 FY	Management	For	For
3	Grant discharge to the Auditor for the exercise of his mandate during the 2009 FY	Management	For	For
4
Approve the mandate of the Deloitte partnership, statutory
Auditors, represented by Mr. Eric NYS, terminates at the close of the OGM of 15 APR 2010; to renew the mandate of the Deloitte partnership, statutory Auditors, represented by Mr. Eric NYS, for a period of 3 years until the end of the OGM of 2013 and to fix its fees at EUR 47,700 per year, not indexed and excluding VAT
		Management	For	For
5
Authorize the Company to acquire its own shares at the OGM of
16 APR 2009, to approve a new programme for the purchase of
the Company's own shares financed by the restricted consolidated profit for 2009 not distributed in the form of a dividend namely
EUR 89,370,000, this amount to be used in principle during the
2010 and 2011 FY; the objectives of the programme are: a) to reduce the share capital of CNP [in value and/or in number of shares]; b) to enable CNP to honour any obligations it may have in connection with loan stock convertible into shares and/or share option programmes or other allocations of shares to the 2
Executive Directors and to the members of staff of CNP and its associated Companies; prior to the execution of this new
programme, which must be reconciled with the existing stock
repurchase programme in force, CNP will make public all
additional information required by the regulations
		Management	For	For
6.
Approve the principle of an Annual Share Option Plan under which the two Executive Directors and the members of staff of CNP and its associated Companies may acquire shares in S.A. CNP; to fix at EUR 6,000,000 the maximum value of the shares relating to the options to be allocated in 2010
		Management	For	For
7.
Approve, in accordance with Article 556 of the Code des societes, any Clause giving to the beneficiaries of the options for the
Company shares the right to acquire shares in the Company
without having to take account of the period for exercising options, in the event of change of control exercised over the Company, included in the Share Option Plan that the Company wishes to implement during 2010 and in any agreement concluded between the Company and the beneficiaries of the Share Option Plan
described above
		Management	For	For
8.	Miscellaneous	Non-Voting

SAIPEM S P A
Security	T82000117	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	16-Apr-2010
ISIN	IT0000068525	Agenda		702295026 - Management
Item	Proposal	Type	Vote	For/Against Management
-
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A-SECOND CALL ON 26
APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. PLEASE BE ALSO-ADVISED THAT YOUR
SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR
THE-MEETING IS CANCELLED. THANK YOU.
Non-Voting
1	Approve the financial statement at 31 DEC 2009, consolidated financial statement at 31 DEC 2009; report of the Board of Directors, the Board of Auditors and Independent Auditors	Management	For	For
2	Approve the allocation of profits	Management	For	For
3	Approve the revocation of task of auditing to Pricewaterhouse and assignment of task of auditing to Reconta Ernst Young	Management	For	For

CAPITALAND LTD
Security	Y10923103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	16-Apr-2010
ISIN	SG1J27887962	Agenda		702297210 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive and adopt the Directors' report and audited financial statements for the YE 31 DEC 2009 and the Auditors' report thereon	Management	For	For
2.	Declare a first and final 1-tier dividend of SGD 0.055 per share and a special 1-tier dividend of SGD 0.05 per share for the YE 31 DEC 2009	Management	For	For
3.	Approve the Directors' fees of SGD 1,183,331 for the YE 31 DEC 2009	Management	For	For
4.a	Re-appointment of Dr. Hu Tsu Tau as a Director, who retires under Section 153(6) of the Companies Act, Chapter 50 of Singapore, to hold office from the date of this AGM until the next AGM	Management	For	For
4.b	Re-appointment of Mr. Richard Edward Hale as a Director, who retires under Section 153(6) of the Companies Act, Chapter 50 of Singapore to hold office from the date of this AGM until the next AGM	Management	For	For
5.a	Re-election of Mr. Peter Seah Lim Huat as a Director, who retires by rotation pursuant to Article 95 of the Articles of Association of the Company	Management	For	For
5.b	Re-election of Mr. Liew Mun Leong as a Director, who retires by rotation pursuant to Article 95 of the Articles of Association of the Company	Management	For	For
6.a	Re-election of Dr. Fu Yuning as a Director, who retires pursuant to Article 101 of the Articles of Association of the Company	Management	For	For
6.b	Re-election of Mr. John Powell Morschel as a Director, who retires pursuant to Article 101 of the Articles of Association of the Company	Management	For	For
7.	Re-appointment of the Messrs KPMG LLP as the Auditors of the Company and to authorize the Directors to fix their remuneration	Management	For	For
8.	Transact such other business	Non-Voting
9.	Appointment of Mr. Ng Kee Choe as a Director pursuant to Article 101 of the Articles of Association of the Company, with effect from 16 APR 2010	Management	For	For
10.
Authorize the Directors of the Company, pursuant to Section 161 of the Companies Act, Chapter 50 of Singapore issue shares in the capital of the Company [shares] whether by way of rights, bonus or otherwise; and/or to make grant offers agreements or options [collectively Instruments] that might or would require shares to be issued, including but not limited to the creation and issue of [as well as adjustments to] warrants, debentures or other instruments convertible into shares, at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute discretion deem fit; and
[notwithstanding the authority conferred by this resolution may have ceased to be in force] issue shares in pursuance of any instrument made or granted by the Directors while this resolution was in force; the aggregate number of shares to be issued
pursuant to this resolution [including shares to be issued in pursuance of instruments made or granted pursuant to this
		Management	For	For

resolution] dose not exceed 50% of the total number of issued shares [excluding treasury shares] in the capital of the Company
[as calculated in accordance with this Resolution], of which the aggregate number of shares to be issued other than on a pro rata basis to shareholders of the Company [including shares to be issued in pursuance of Instruments made or granted pursuant to this Resolution] does not exceed 10% of the total number of
issued shares [excluding treasury shares] in the capital of the
Company [as calculated in accordance with this Resolution];
[subject to such manner of calculation as may be prescribed by the Singapore Exchange Securities Trading Limited [SGX-ST] for
the purpose of determining the aggregate number of shares that may be issued under this Resolution, the total number of issued shares [excluding treasury shares] shall be based on the total number of issued shares [excluding treasury shares] in the capital of the Company at the time this Resolution is passed, after
adjusting for: new shares arising from the conversion or exercise of any convertible securities or share options or vesting of share awards which are outstanding or subsisting at the time this
Resolution is passed; and any subsequent bonus issue,
consolidation or subdivision of shares; in exercising the authority conferred by this Resolution, the Company shall comply with the provisions of the Listing Manual of the SGX-ST for the time being in force [unless such compliance has been waived by the SGX-
ST] and the Articles of Association for the time being of the
Company; and [Authority expires the earlier or at the conclusion of the next AGM of the Company or the date by which the next AGM of the Company is required by law to be held]

CAPITALAND LTD
Security	Y10923103	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	16-Apr-2010
ISIN	SG1J27887962	Agenda		702300598 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Authorize the Directors of the Company, for the purposes of
Sections 76C and 76E of the Companies Act, Chapter 50 (the
'Companies Act'), to purchase or otherwise acquire ordinary
shares in the capital of the Company (Shares) not exceeding in aggregate the Maximum Limit (as specified), at such price or prices as may be determined by the Directors from time to time up to the Maximum Price (as specified), whether by way of: CONTD
		Management	For	For
-
CONTD (i) market purchase(s) on the Singapore Exchange
Securities Trading-Limited (SGX-ST) and/or any other stock
exchange on which the Shares may for-the time being be listed and quoted (Other Exchange); and/or (ii) off-market-purchase(s)
(if effected otherwise than on the SGX-ST or, as the case may be,-Other Exchange) in accordance with any equal access
scheme(s) as may be-determined or formulated by the Directors as they consider CONTD
Non-Voting
-
CONTD fit, which scheme(s) shall satisfy all the conditions
prescribed by the-Companies Act, and otherwise in accordance with all other laws and-regulations and rules of the SGX-ST or, as the case may be, Other Exchange as-may for the time being be applicable, (the Share Purchase Mandate);-Authority expires the earlier of the date on which the next AGM of the-Company is held or the date by which the next AGM of the Company is required-by law to be CONTD
Non-Voting
-
CONTD held ; and to complete and do all such acts and things
(including-executing such documents as may be required) as they and/or he may consider-expedient or necessary to give effect to the transactions contemplated and/or-authorized by this
Resolution
Non-Voting
2
Approve a new performance share plan to be known as the
'CapitaLand Performance Share Plan 2010' (the 'CapitaLand PSP
2010'), the rules of which, for the purpose of identification, have been subscribed to by the Chairman of the Meeting, under which awards (PSP Awards) of fully paid-up Shares, their equivalent cash value or combinations thereof will be granted, free of
payment, to selected employees (including Executive Directors)
CONTD
		Management	For	For
-
CONTD of the Company, its subsidiaries and associated
Companies, details of-which are as specified; and authorize the
Directors of the Company: (i) to-establish and administer the
CapitaLand PSP 2010; and (ii) to modify and/or-alter the
CapitaLand PSP 2010 at any time and from time to time,
provided-that such modification and/or alteration is effected in accordance with the-provisions of the CapitaLand PSP 2010, and to do all such acts and to enter-CONTD
Non-Voting
-
CONTD into all such transactions and arrangements as may be
necessary or-expedient in order to give full effect to the
CapitaLand PSP 2010; and to-grant PSP Awards in accordance
with the provisions of the CapitaLand PSP 2010-and to allot and issue from time to time such number of fully paid-up Shares-as may be required to be delivered pursuant to the vesting of PSP
Awards-under the CapitaLand PSP 2010, provided that the
aggregate CONTD
Non-Voting
-
CONTD number of new Shares allotted and issued and/or to be
allotted and-issued, when aggregated with existing Shares
(including Shares held in-treasury and cash equivalents) delivered and/or to be delivered, pursuant to-the CapitaLand PSP 2010, the
CapitaLand RSP 2010 (as specified Resolution 3),-and all Shares, options or awards granted under any other share schemes of-the
Company then in force, shall not exceed 8% of the total number of issued-Shares (excluding treasury shares) from time to time
Non-Voting
3
Approve a new restricted share plan to be known as the
'CapitaLand Restricted Share Plan 2010' (the 'CapitaLand RSP
2010'), the rules of which, for the purpose of identification, have been subscribed to by the Chairman of the Meeting, under which awards (RSP Awards) of fully paid-up Shares, their equivalent cash value or combinations thereof will be granted, free of
payment, to selected employees (including Executive Directors
CONTD
		Management	For	For
-
CONTD and Non-Executive Directors of the Company, its
subsidiaries and-associated companies, details of which are as specified; and authorize the-Directors of the Company: (i) to establish and administer the CapitaLand RSP-2010; and (ii) to modify and/or alter the CapitaLand RSP 2010 at any time and-
from time to time, provided that such modification and/or alteration is-effected in accordance with the provisions of the CapitaLand
CONTD
Non-Voting
-
CONTD RSP 2010, and to do all such acts and to enter into all such-transactions and arrangements as may be necessary or
expedient in order to-give full effect to the CapitaLand RSP 2010;
and to grant RSP Awards in-accordance with the provisions of the
CapitaLand RSP 2010 and to allot and-issue from time to time such number of fully paid-up Shares as may be-required to be delivered pursuant to the vesting of RSP Awards under the-
CONTD
Non-Voting
-
CONTD CapitaLand RSP 2010, provided that the aggregate
number of new Shares-allotted and issued and/or to be allotted and issued, when aggregated with-existing Shares (including
Shares held in treasury and cash equivalents)-delivered and/or to be delivered, pursuant to the CapitaLand RSP 2010, the-
CapitaLand PSP 2010 (as specified in Resolution 2), and all
Shares, options-or awards granted under any other share
schemes of the Company then in CONTD
Non-Voting
-	CONTD force, shall not exceed 8% of the total number of issued Shares-(excluding treasury shares) from time to time	Non-Voting

EDP-ENERGIAS DE PORTUGAL SA, LISBOA
Security	X67925119	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	16-Apr-2010
ISIN	PTEDP0AM0009	Agenda		702301829 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 669235 DUE TO ADDITION OF-RESOLUTION ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.
Approve the individual and consolidated accounts and reporting documents for the 2009 FY, including the sole Management report
(which includes a Chapter regarding Corporate Governance), the individual accounts and consolidated accounts, the annual report and the opinion of the gene
		Management	For	For
2.	Approve the allocation of profits in relation to the 2009 FY	Management	For	For
3.	Approve the general appraisal of the Management and Supervision of the Company, in accordance with Article 455 of the Portuguese Companies Code	Management	For	For
4.	Authorize the Executive Board of Directors for the acquisition and sale of treasury stock by EDP and subsidiaries of EDP	Management	For	For
5.	Authorize the Executive Board of Directors for the acquisition and sale of treasury bonds by EDP and subsidiaries of EDP	Management	For	For
6	Approve the members of the Executive Board of Directors Remuneration Policy presented by the remuneration Committee of the general and Supervisory Board	Management	For	For
7.	Approve the remaining members of Corporate bodies Remuneration Policy presented by the remuneration Committee elected by the general shareholders meeting	Management	For	For
8	Approve to resolve on the election of a general and supervisory Board Member	Management	For	For

FLSMIDTH & CO. A/S, COPENHAGEN
Security	K90242130	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	16-Apr-2010
ISIN	DK0010234467	Agenda		702317163 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
-
PLEASE NOTE THAT IF THE CHAIRMAN OF THE BOARD OR A
BOARD MEMBER IS APPOINTED-AS PROXY, WHICH IS
OFTEN THE CASE, CLIENTS CAN ONLY EXPECT THEM TO
ACCEPT-PRO-MANAGEMENT VOTES. THE ONLY WAY TO
GUARANTEE THAT ABSTAIN AND/OR AGAINST-VOTES ARE
REPRESENTED AT THE MEETING IS TO SEND YOUR OWN
REPRESENTATIVE. THE-SUB CUSTODIAN BANKS OFFER
REPRESENTATION SERVICES FOR AN ADDED FEE IF-
REQUESTED. THANK YOU
Non-Voting
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'ABSTAIN'-ONLY FOR RESOLUTIONS "4.A TO 4.F AND 5" THANK YOU	Non-Voting
1	Management's review	Non-Voting
2	Approve the annual report	Management	For	For
3	Approve the distribution of profits in accordance with the annual report adopted	Management	For	For
4.A	Election of Jorgen Worning as a Member to the Board of Directors	Management	For	For
4.B	Election of Jens S. Stephensen as a Member to the Board of Directors	Management	For	For
4.C	Election of Torkil Bentzen as a Member to the Board of Directors	Management	For	For
4.D	Election of Martin Ivert as a Member to the Board of Directors	Management	For	For
4.E	Election of Jesper Ovesen as a Member to the Board of Directors	Management	For	For
4.F	Election of Vagn Ove Sorensen as a Member to the Board of Directors	Management	For	For
5	Appointment of Deloitte Statsautoriseret Revisionsaktieselskab as the Auditor	Management	For	For
6.1	Approve the required amendments to the Articles of Association due to the new Danish Companies Act	Management	For	For
6.2	Approve the consequential amendments to the Articles of Association due to the new Danish Companies Act	Management	For	For
6.3	Amend the Article 2 registered office to be deleted	Management	For	For
6.4	Amend the Article 4, para 4 to a securities centre	Management	For	For
6.5	Amend the Article 5, para 2 calling general meetings via website	Management	For	For
6.6	Amend the Article 11, para 4 restriction of access to give proxy to other Members of the Board of Directors	Management	For	For
6.7	Grant authority to acquire treasury shares	Management	For	For
6.8	Authorize the Chairman to the Meeting	Management	For	For

BANCO POPULAR ESPANOL SA, MADRID
Security	E19550206	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	18-Apr-2010
ISIN	ES0113790531	Agenda		702305257 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 19
APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU
Non-Voting
1.
Approve the annual accounts [balance sheet, profit and loss
account, statement of changes in equity, cash flow statement and notes] and management report of Spanish Banco popular SA and its consolidate group as well as the proposed appropriation of earnings and social management, all for the FY 2009
		Management	For	For
2.	Approve the supplementary payments paid dividend for the FY 2009 through the partial distribution of the share premium reserve of shares through the delivery of shares of the bank from treasury	Management	For	For
3.	Re-election of Auditors for review and legal audit of the financial statements of the bank and consolidated	Management	For	For
4.
Authorize the bank and its subsidiaries may acquire its own
shares, with in the conditions and maximum extent permitted by law, and to carry out its depreciation from own resources and consequent reduction of share capital
		Management	For	For
5.	Receive the report on the policy of remuneration of members of the Board of Directors and senior management, for an advisory rating	Management	For	For
6.
Approve the delegation of powers to the Board of Directors, with the power of substitution, to the formulation, interpretation, correction and more full execution of the agreements adopted by the general meeting
		Management	For	For

MEDIASET SPA, COLOGNO MONZESE
Security	T6688Q107	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	20-Apr-2010
ISIN	IT0001063210	Agenda		702296636 - Management
Item	Proposal	Type	Vote	For/Against Management
-
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A-SECOND CALL ON 21
APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. PLEASE BE ALSO-ADVISED THAT YOUR
SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR
THE-MEETING IS CANCELLED. THANK YOU.
Non-Voting
1	Approve the financial statement at 31 DEC 2009, report of the Board of Directors, of the Board of Auditors and Independent Auditors, presentation of consolidated financial statement at 31 DEC 2009	Management	For	For
2	Approve the distribution of profits, any adjournment thereof	Management	For	For
3	Approve the supplement to the appointment of Independent Auditors Reconta Ernst & Young S.p.A. by resolution of the general meeting on 16 APR 2008; pertinent resolutions	Management	For	For
4	Grant authority to share buyback and sale, any adjournment thereof	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN TEXT OF RESOLUTION 3. IF-YOU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLE-SS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

GAS NATURAL SDG SA, BARCELONA
Security	E5499B123	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	20-Apr-2010
ISIN	ES0116870314	Agenda		702298539 - Management
Item	Proposal	Type	Vote	For/Against Management
-
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A-SECOND CALL ON 21
APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting
1	Approve the annual accounts and management report of Gas Natural SDG of 2009	Management	For	For
2	Approve the annual accounts and the Management report of Gas Natural SDG, S.A. consolidated Group, with reference to the FYE 31 DEC 2009	Management	For	For
3	Approve the application of 2009 profits and distribution of dividends	Management	For	For
4	Approve the management of the Board of Directors during FY 2009	Management	For	For
5	Re-appoint the Auditors of the Company and its consolidated group for FY 2010	Management	For	For
6.1	Approve the re-appointment or appointment of Antonio Brufau Niubo as the Board Member	Management	For	For
6.2	Approve the re-appointment or appointment of Enrique Alcantara- Garcia Irazoqui as the Board Member	Management	For	For
6.3	Approve the re-appointment or appointment of Luis Suarez de Lezo Mantilla	Management	For	For
7
Authorize the Board of Directors to issue bonds, debentures and other similar securities, either straight or secured, not convertible into shares, as well as preferred shares, in the form and amount that the general meeting may decide in conformity with the Law, rendering void the authority granted thereto by the general
meeting of Shareholders of 16 MAY 2007, authorize the Company to guarantee the new securities issued by its subsidiary
Companies
		Management	For	For
8
Authorize the Board of Directors to carry out the derivative acquisition of own shares, either directly or via affiliated
Companies of Gas Natural SDG, S.A., under the terms that the general meeting may approve and within the legal limits and
requirements, rendering void the authority granted thereto by the general meeting of shareholders dated 26 JUN 2009
		Management	For	For
9
Authorize the Board of Directors, within a 5 year period, to increase the corporate capital, all at once or in stages, issuing ordinary, preference or redeemable shares with or without voting rights, with or without share premium, up to a maximum amount equivalent to 50%, of the corporate capital, for the amount and at the time that the Board may think fit, excluding, if necessary, the preferential subscription rights, subsequently restating the temporary Article of the Articles of Association, all of the foregoing under the provisions of Section 153.1.b of the Spanish Limited
Companies Act, Ley de Sociedad es Anonimas, rendering void the authority granted thereto by the general meeting of 26 JUN 2009
		Management	For	For
10	Approve the delegation of powers for the execution, construction, development, rectification and implementation of the resolutions adopted by the general meeting	Management	For	For

UNICREDIT SPA, GENOVA
Security	T95132105	Meeting Type		MIX
Ticker Symbol		Meeting Date		20-Apr-2010
ISIN	IT0000064854	Agenda		702327518 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL OF EGM
ON 21 APR 2010 AT 09:00 AM AND A THIRD CALL OF EGM
AND THE SE-COND CALL OF THE AGM ON 22 APR 2010 AT
10:30 AM. CONSEQUENTLY, YOUR VOTING INS-TRUCTIONS
WILL REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK-YOU.
Non-Voting
1.
Presentation of the financial statement as at 31 DEC 2009,
accompanied with the Directors and Auditing Company's Reports;
Board of Statutory Auditors' Report. Presentation of the
consolidated financial statement.
Management
2.	Allocation of the net profit of the year;	Management

PLEASE NOTE THAT ALTHOUGH THERE ARE TWO
CANDIDATE SLEDS TO BE ELECTED AS AUDIT-ORS, THERE
IS ONLY ONE VACANCY AVAILABLE TO BE FILLED AT THE
MEETING. THE STAN-DING INSTRUCTIONS FOR THIS
MEETING WILL BE DISABLED AND, IF YOU CHOOSE, YOU
AR-E REQUIRED TO VOTE FOR ONLY ONE OF THE TWO
AUDITOR SLEDS. THANK YOU.
Non-Voting
3.1
List presented by Fondazione Cassa di Risparmio di Verona,
Vicenza, Belluno e Ancona: Permanemt Auditors: 1. Mr. Cesare
Bisoni, 2. Mr. Vincenzo Nicastro, 3. Mr. Michele Rutigliano, 4. Mrs
Claudia Cattani, and 5. Mr. Alessandro Trotter;  Alternate
Auditors: 1. Mr. Paolo Domenico Sfameni, 2. Mr. Giuseppe
Verrascina
Management
3.2
List presented by Allianz Global Investor Italia Sgr, Aletti Gestielle
SGR Spa, BNP Paribas Asset Management SGR SPA, Eurizon
Capital SGR Spa, Eurizon Capital SA - Eurizon Easy Fund Equity
Europe, Eurizon Easy Fund Equity  Euro, Eurizon Easy Fund
Equity Italy, Eurizon Easy Fund Equity Financial, Fideuram
investimenti SGR SPA, Fideuram Gestions SA, Interfund Sicav,
ARCA SGR SPA, PGGM Global Equity PF Fund, ANIMA SGR
SPA, Mediolanum International Funds - Challenge Funds,
Mediolanum Gestione Fondi SGR SPA, Ersel Asset management
SGR Spa, Stichting Pensioenfonds ABP, Stichting Depositary
APG Developed Markets Equity Pool, representing more than
0.50% of Unicredit stock capital: Permanemt Auditors: 1. Mr.
Maurizio Lauri, 2. Mr. Marco ventoruzzo, 3. Mr. Mario Stella
Richter, 4. Mr. Roberto Lonzar, and 5. Mr. Giuliano Lemme;
Alternate Auditors: 1. Mr. Massimo Livatino, and 2. Mr. Stefano
Zambon.
Shareholder
4.	Determination of the remuneration for the Statutory Auditors, for each year in office, in accordance with Clause 30 of the UniCredit's Articles of Association.	Management
5.	Redefinition of the compensation for the Chairman of the Supervisory Body ex D.Lgs 231/01.	Management
6.	Remuneration policy for the Group.	Management
7.	UniCredit Group Employee Share Ownership Plan 2010.	Management
8.	UniCredit Group Long Term Incentive Plan 2010.	Management
E.1
Delegation to the Board of Directors, under the provisions of section 2443 of the Italian Civil Code, of the authority to resolve, on one or more occasions for a maximum period of one year
starting from the date of the shareholders' resolution, to increase share capital, with the exclusion of subscription rights, as allowed by section 2441.8 of the Italian Civil Code, for a maximum nominal amount of EUR 64,000,000 to service the exercise of options to subscribe to up to 128,000,000 ordinary shares in UniCredit of par value EUR 0.50 each, to be reserved for the Personnel of the
Holding Company and of Group banks and companies who hold
positions of particular importance for the purposes of achieving the Group's overall objectives; consequent amendments to the articles of association.
Management
E.2
Delegation to the Board of Directors, under the provisions of section 2443 of the Italian Civil Code, of the authority to resolve, on one or more occasions for a maximum period of 5 years
starting from the date of the shareholders' resolution, to carry out a free capita' increase, as allowed by section 2349 of the Italian
Civil Code, for a maximum nominal amount of EUR 29,500,000
corresponding to up to 59,000,000 ordinary shares in UniCredit of par value EUR 0.50 each, to be granted to the Personnel of the
Holding Company and of Group banks and companies, who hold
positions of particular importance for the purposes of achieving the Group's overall objectives; consequent amendments to the articles of association.
Management

BLOCKING OF SHARES IS NOT REQUIRED IN THE ITALIAN
MARKET; SPECIFIC POLICIES AT-THE INDIVIDUAL SUB-
CUSTODIANS MAY VARY. UPON RECEIPT OF THE VOTING
INSTRUCTIO-N, IT IS POSSIBLE THAT YOUR SHARES MAY
BE BLOCKED. IF YOU HAVE CONCERNS REGARD-ING YOUR
ACCOUNTS, PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE.
Non-Voting

EIFFAGE SA
Security	F2924U106	Meeting Type		MIX
Ticker Symbol		Meeting Date	21-Apr-2010
ISIN	FR0000130452	Agenda		702299478 - Management
Item	Proposal	Type	Vote	For/Against Management
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
O.1	Approve the financial statements	Management	For	For
O.2	Approve the consolidated financial statements	Management	For	For
O.3	Approve the allocation of income	Management	For	For
O.4	Approve the Agreements pursuant to Article L.225-38 of the Commercial Code	Management	For	For
O.5	Grant the Authorization to the Board of Directors to acquire shares of the Company	Management	For	For
O.6	Approve the renewal of Mr. Jean-Claude Kerboeuf as the Board Member	Management	For	For
O.7	Approve the renewal of Mr. Jean-Francois Roverato as the Board Member	Management	For	For
E.8	Authorize the Board of Directors to cancel treasury shares	Management	For	For
E.9	Authorize the Board of Directors to increase the share capital by issuing shares, securities and equity warrants with preferential subscription rights	Management	For	For
E.10	Authorize the Board of Directors to increase the number of securities issued in the event of surplus demands	Management	For	For
E.11	Authorize the Board of Directors to increase the share capital by issuing shares and securities in remuneration for the contribution in kind	Management	For	For
E.12	Authorize the Board of Directors to allocate options to purchase shares to the employees and officers of the group	Management	For	For
E.13	Authorize the Board of Directors to increase the share capital by issuing shares reserved to employees	Management	For	For
E.14	Powers for the formalities	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING TIME. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLIC-KING ON THE MATERIAL URL LINK: https://balo.journal- officiel.gouv.fr/pdf/2010/-0317/201003171000719.pdf	Non-Voting

REED ELSEVIER P L C
Security	G74570121	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	21-Apr-2010
ISIN	GB00B2B0DG97	Agenda		702302465 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the financial statements	Management	For	For
2	Approve the Directors remuneration report	Management	For	For
3	Declare a final dividend	Management	For	For
4	Re-appoint the Auditors	Management	For	For
5	Approve the Auditors remuneration	Management	For	For
6	Election of Anthony Habgood as a Director	Management	For	For
7	Election of Ben van der Veer as a Director	Management	For	For
8	Re-elect Erik Engstrom as a Director	Management	For	For
9	Re-elect Mark Armour as a Director	Management	For	For
10	Re-elect Robert Polet as a Director	Management	For	For
11	Grant authority to allot shares	Management	For	For
S.12	Approve the disapplication of pre emption rights	Management	For	For
S.13	Grant authority to purchase own shares	Management	For	For
S.14	Approve the notice period for general meetings	Management	For	For
S.15	Approve the Articles of Association	Management	For	For
16	Approve the Reed Elsevier Growth Plan	Management	For	For
17	Approve the Reed Elsevier Bonus Investment Plan 2010	Management	For	For

KOC HLDG
Security	M63751107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	21-Apr-2010
ISIN	TRAKCHOL91Q8	Agenda		702315272 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: POWER
OF ATTORNEY (POA) REQUIRMENTS-VARY BY CUSTODIAN.
GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
WOULD-ELIMINATE THE NEED FOR THE INDIVIDUAL
BENEFICIAL OWNER POA. IN THE ABSENCE OF-THIS
ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER POA
MAY BE REQUIRED. IF YOU-HAVE ANY QUESTIONS PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
THANK-YOU.
Non-Voting
1	Opening and forming the presidency of Board	Management	For	For
2	Receive the reports of Board Members, Auditors and the independent audit firm; approve the financial statements	Management	For	For
3	Approve the amendments of Board Members	Management	For	For
4	Approve that release of Board Members and Auditors	Management	For	For
5	Approve to take a decision for amendments on items 4, 7, 8, 32 and temporary item	Management	For	For
6	Approve to inform the shareholders about dividend distribution policy	Management	For	For
7	Approve the dividend distribution and its pay date	Management	For	For
8	Approve to inform the shareholders about information policy	Management	For	For
9	Approve to inform the shareholders about given collaterals, mortgages, pawns and pledges	Management	For	For
10	Approve the independent audit firm	Management	For	For
11	Approve to determine the numbers and terms of office of Board Members and their election	Management	For	For
12	Approve to determine the numbers of Auditors and their election	Management	For	For
13	Approve to determine the wages of Board Members and Auditors	Management	For	For
14	Approve to inform the shareholders about donations	Management	For	For
15	Approve to permit the Board Members as per items 334 and 335 of Turkish Commercial Code	Management	For	For
16	Authorize the Board Members to sign the Minutes of meeting	Management	For	For
17	Wishes	Management	For	For

ABSA GROUP LTD
Security	S0269J708	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	21-Apr-2010
ISIN	ZAE000067237	Agenda		702338573 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the Group's and the Company's audited financial statements for the YE 31 DEC 2009	Management	For	For
2.	Approve to sanction the proposed remuneration payable to Non- Executive Directors from 01 MAY 2010, as specified	Management	For	For
3.	Re-appointment of PricewaterhouseCoopers Inc. and Ernst & Young Inc. as the Auditors of the Company until the conclusion of the next AGM	Management	For	For
4.1	Re-elect of D. C. Brink as a Director of the Company	Management	For	For
4.2	Re-elect of B. P. Connellan as a Director of the Company	Management	For	For
4.3	Re-elect of G. Griffin as a Director of the Company	Management	For	For
4.4	Re-elect of D. C. Arnold as a Director of the Company	Management	For	For
4.5	Re-elect of S. A. Fakie as a Director of the Company	Management	For	For
4.6	Re-elect of L. L. Von Zeuner as a Director of the Company	Management	For	For
4.7	Re-elect of B. J. Willemse as a Director of the Company	Management	For	For
4.8	Re-elect of R. Le Blanc as a Director of the Company	Management	For	For
4.9	Re-elect of M. J. Husain as a Director of the Company	Management	For	For
4.10	Re-elect of S. G. Pretorius as a Director of the Company	Management	For	For
5.	Appointment of D. W. P. Hodnett as a Director of the Company on 01 MAR 2010	Management	For	For
6.
Authorize the Directors, in terms of Sections 221 and 222 of the
Companies Act no 61 of 1973, as amended (the Companies Act), in order to provide the directors with flexibility to issue the unissued ordinary shares as and when suitable situations arise authorized but unissued ordinary shares of the Company (other than those specifically identified and authorized for issue in terms of any other authority by shareholders) are hereby placed under the control of the Directors subject to any applicable legislation and the Listings Requirements of the JSE Limited (JSE) from time to time and any other stock exchange upon which ordinary shares in the capital of the Company may be quoted or listed from time to time to allot and.issue those ordinary shares on any such terms and conditions as they deem fit, subject to the proviso that the aggregate number of ordinary shares able to be allotted and
issued in terms of this resolution shall be limited to 5% of the number of ordinary shares in issue as at 31 DEC 2009 the
maximum number of shares that can be allotted and issued in
terms of the above is 35,910,502 ordinary shares being 5% of the
718,210,043 ordinary shares in issue as at 31 DEC 2009
		Management	For	For
S.7
Authorize the Company, in terms of Section 85 of the Companies
Act or any subsidiary of the Company, the Company's Articles of
Association and the JSE Listings Requirements from time to time and any other stock exchange upon which the securities in the capital of the Company may be quoted or listed from time to time, repurchase ordinary shares issued by the Company; and may be varied by a special resolution by any general meeting of the
		Management	For	For

Company at any time prior to the next AGM it is recorded that the
Company or any subsidiary of the Company may only make a
general repurchase of ordinary shares if the repurchase of
ordinary shares is effected through the order book operated by the
JSE trading system and is done without any prior understanding or arrangement between the Company or the relevant subsidiary and the counterparty; the Company or the relevant subsidiary is authorized thereto by its Articles of Association; and in terms of a special resolution of the Company or the relevant subsidiary in general meeting; repurchases are made at a price no greater than
10% the volume weighted average of the market value for the
ordinary shares for the 5 business days immediately preceding the date on which the repurchase is effected; at any point in time, the
Company or the relevant subsidiary may only appoint one agent to effect any repurchases on the Company's behalf; the Company or the relevant subsidiary only undertake repurchases if, after such repurchase, the Company still complies with shareholder-spread requirements in terms of the JSE Listings Requirements; the
Company or the relevant subsidiary does not repurchase
securities during a prohibited period defined in terms of the JSE
Listings Requirements, unless it has a repurchase programme
where the dates and quantities of securities to be traded during the relevant period are fixed (not subject to any variation) and full details of the programme have been disclosed in an
announcement on SENS prior to the commencement of the
prohibited period; a paid press announcement containing full details of such repurchases is published as soon as the Company has repurchased ordinary shares constituting, on a cumulative basis, 3% of the number of securities in issue prior to the
repurchases and for each 3%, on a cumulative basis, thereafter;
and the general repurchase of any ordinary shares is
(notwithstanding the 20% limit in the JSE Listings Requirements)
limited to a maximum of 10% of the Company's issued ordinary share capital in any one FY, in terms of the general authority given under this special resolution any acquisition of ordinary shares shall be subject to: the Companies Act; the JSE Listings
Requirements and any other applicable stock exchange rules, as may be amended from time to time; and the sanction of any other relevant authority whose approval is required in law, after having considered the effect of any repurchases of ordinary shares
pursuant to this general authority the Directors of the Company in terms of the Companies Act, 1973, and the JSE Listings
Requirements confirm that, they will not, undertake such
repurchase of ordinary shares unless: the Company and the
Group would be able to repay their debts in the ordinary course of business for the period of 12 months after the date of the notice of the AGM; the assets of the Company and the Group, fairly valued in accordance with International Financial Reporting Standards and the Company's accounting policies used in the latest audited
Group financial statements, will be in excess of the liabilities of the
Company and the Group for the period of 12 months after the date of the notice of the AGM; Absa Group Limited annual report for the YE 31 DEC 2009 ; the Company and the Group will have
adequate capital and reserves for ordinary business purposes for the period of 12 months after the date of the notice of the AGM;
and the working capital of the Company and the Group will be adequate for ordinary business purposes for the period of 12 months after the date of the notice of the AGM, the Company
undertakes that it will not enter the market to repurchase the
Company's securities, in terms of this general authority, until such time as the Company's sponsor has provided written confirmation to the JSE regarding the adequacy of the Company's working
capital in accordance with Schedule 25 of the JSE Listings
Requirements, the maximum number of shares that can be
repurchased under this authority amounts to 71,821,004 ordinary shares (10%) of 718, 210,043 ordinary shares in issue as at 31
DEC 2009 [Authority expires the earlier of conclusion until the next
AGM]

DANONE, PARIS
Security	F12033134	Meeting Type		MIX
Ticker Symbol		Meeting Date	22-Apr-2010
ISIN	FR0000120644	Agenda		702273145 - Management
Item	Proposal	Type	Vote	For/Against Management
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners: Proxy Cards: Voting-instructions will be forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL-LINK-https://balo.journal- officiel.gouv.fr/pdf/2010/0301/201003011000503.pdf	Non-Voting
O.1	Approve the Company's financial statements for the FYE on 31 DEC 2009	Management	For	For
O.2	Approve the consolidated financial statements for the FYE on 31 DEC 2009	Management	For	For
O.3	Approve the allocation of income for the FYE on 31 DEC 2009 and setting of the dividend at EUR 1.20 per share	Management	For	For
O.4	Approve the renewal of Mr. Franck RIBOUD's term as a Board member	Management	For	For
O.5	Approve the renewal of Mr. Emmanuel FABER's term as a Board member	Management	For	For
O.6	Approve the renewal of the Company PricewaterhouseCoopers Audit as a permanent Statutory Auditor	Management	For	For
O.7	Appointment of the Cabinet Ernst & Young et Autres as a permanent Statutory	Management	For	For
O.8	Appointment of Mr. Yves NICOLAS as a substitute Statutory Auditor	Management	For	For
O.9	Appointment of the Company Auditex as a substitute Statutory Auditor	Management	For	For
O.10	Approve the agreements under the Statutory Auditors' special report	Management	For	For
O.11	Approve the agreements and Undertakings pursuant to Articles L. 225-38 and L. 225-42-1 of the Commercial Code relating to Mr. Franck RIBOUD	Management	For	For
O.12	Approve the agreements and Undertakings pursuant to Articles L. 225-38 and L. 225-42-1 of the Commercial Code relating to Mr. Emmanuel FABER	Management	For	For
O.13	Approve the agreements and Undertakings pursuant to Articles L. 225-38 and L. 225-42-1 of the Commercial Code relating to Mr. Bernard HOURS	Management	For	For
O.14	Authorize the Board of Directors to purchase, hold or transfer Company's shares	Management	For	For
E.15	Authorize the Board of Directors to carry out allocations of Company's existing shares or to be issued	Management	For	For
E.16	Amend Article 26 II of the Statutes relating to the limitation of the voting rights	Management	For	For
E.17	Grant powers for the formalities	Management	For	For

SCHNEIDER ELECTRIC SA, RUEIL MALMAISON
Security	F86921107	Meeting Type		MIX
Ticker Symbol		Meeting Date	22-Apr-2010
ISIN	FR0000121972	Agenda		702275543 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE	Non-Voting

"French Resident Shareowners must complete, sign and forward the Proxy Card di-rectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions The following ap-plies to Non-
Resident Shareowners: Proxy Cards: Voting instructions will be fo-
rwarded to the Global Custodians that have become Registered
Intermediaries, o-n the Vote Deadline Date. In capacity as
Registered Intermediary, the Global C-ustodian will sign the Proxy
Card and forward to the local custodian. If you a-re unsure
whether your Global Custodian acts as Registered Intermediary, pleas-e contact your representative"
Non-Voting
1.	Approve the Company's accounts for the year 2009	Management	For	For
2.	Approve the consolidated accounts for the year 2009	Management	For	For
3.	Approve the allocation of income for the year, setting of the dividend and option of dividend payment in shares	Management	For	For
4.	Approve the report on regulated agreements and commitments concluded in 2009 or during previous years	Management	For	For
5.	Approve the profit by M. Emmanuel Babeau under the additional pension scheme for French Directors in the Group	Management	For	For
6.	Approve to renew the mandate of a member of the Board of Directors, M. Henri Lachmann	Management	For	For
7.	Approve to renew the mandate of a member of the Board of Directors, M. Serge Weinberg	Management	For	For
8.	Approve to renew the mandate of a member of the Board of Directors, M. Gerard Martiniere	Management	For	For
9.	Approve to renew the mandate of a member of the Board of Directors, M. Noel Forgeard	Management	For	For
10.	Approve to renew the mandate of a member of the Board of Directors, Mme. Cathy Kopp	Management	For	For
11.	Approve to renew the mandate of a member of the Board of Directors, M. James Ross	Management	For	For
12.	Approve to renew the appointment of the Ernst and Young ET Autre's as Statutory Auditor for a 6 year period	Management	For	For
13.	Appointment of the Ernst and Young ET Autre's as a Deputy Auditor of the Company, the Company Auditex for a 6 year period	Management	For	For
14.	Approve to renew the appointment of the Company Mazars as the Statutory Auditor for a 6 year period	Management	For	For
15.	Appointment of the 'Mazars', Mr. Thierry Blanchetier as the Deputy Auditor of the Company for A 6-year period	Management	For	For
16.	Authorize the company to purchase its own shares: maximum share price EUR 100	Management	For	For
E.17
Authorize the Board of Directors to decide, with a view to
increasing, with suppression of the preferential subscription right, and as part of an odder as specified in II of Article L. 411-2 of the
Code Monetaire et Financier [Monetary and Financial Code],
capital stock within a nominal limit of 100 million Euros [5% of capital stock], through the issue of ordinary shares or any financial security, granting access to capital stock by the company or one of its subsidiaries, whose issue price will be set by the Board of
Directors in accordance with the procedures determined by the
General Meeting of the Shareholders
		Management	For	For
E.18	Authorize the Board of Directors to increase capital stock reserved for employees who belong to the Company Savings Plan	Management	For	For
E.19	Approve the increase in capital stock reserved for one category of beneficiaries: in favour of employees of foreign companies within the Group: either directly, or via entities acting on their behalf	Management	For	For
E.20	Powers for formalities	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN RESOLUTIONS TYPE. IF YOU-HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS Y-OU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

RIO TINTO LTD
Security	Q81437107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Apr-2010
ISIN	AU000000RIO1	Agenda		702293868 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the Company's financial report and the reports of the Directors and the Auditors for the YE 31 DEC 2009	Management	For	For
2	Approve the remuneration report for the YE 31 DEC 2009 as specified	Management	For	For
3	Election of Robert Brown as a Director	Management	For	For
4	Election of Ann Godbehere as a Director	Management	For	For
5	Election of Sam Walsh as a Director	Management	For	For
6	Re-elect Guy Elliott as a Director	Management	For	For
7	Re-elect Michael Fitzpatrick as a Director	Management	For	For
8	Re-elect Lord Kerr as a Director	Management	For	For
9
Re-appoint PricewaterhouseCoopers LLP as the Auditors of Rio
Tinto plc to hold office until the conclusion of the next AGM at which accounts are laid before Rio Tinto plc and authorize the
Audit committee to determine the Auditors' remuneration
		Management	For	For
S.10
Grant authority to buybacks by Rio Tinto Limited of fully paid ordinary shares in Rio Tinto Limited  Ordinary Shares  in the period following this approval until  and including  the date of the
Rio Tinto Limited 2011 AGM or 21 APR 2011  whichever is the
later : (a) under one or more off-market buyback tender schemes in accordance with the terms as specified; and (b) pursuant to on-
market buybacks by Rio Tinto Limited in accordance with the
Listing Rules of the Australian Securities Exchange, but only to the extent that the number of Ordinary Shares bought back
pursuant to the authority in this resolution, whether under any
Buyback Tenders or pursuant to any on-market buybacks, does
not in that period exceed 43.5 million Ordinary Shares
		Management	For	For
S.11
Grant authority to buybacks by Rio Tinto Limited of Ordinary
Shares from Tinto Holdings Australia Pty Limited  THA  in the period following this approval until  and including  the date of the
Rio Tinto Limited 2011 AGM or 21 APR 2011  whichever is the
later  upon the terms and subject to the conditions set out in the draft buyback agreement between Rio Tinto Limited and THA
entitled 2010 RTL-THA Agreement , as specified
		Management	For	For

ANGLO AMERN PLC
Security	G03764134	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Apr-2010
ISIN	GB00B1XZS820	Agenda		702293882 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the financial statements of the Company and the group and the reports of the Directors and Auditors for the YE 31 DEC 2009	Management	For	For
2	Election of Sir Philip Hampton as a Director of the Company	Management	For	For
3	Election of Ray O'Rourke as a Director of the Company	Management	For	For
4	Election of Sir John Parker as a Director of the Company	Management	For	For
5	Election of Jack Thompson as a Director of the Company	Management	For	For
6	Re-election of Cynthia Carroll as a Director of the Company	Management	For	For
7	Re-election of Nicky Oppenheimer as a Director of the Company	Management	For	For
8	Re-appointment of Deloitte LLP as the Auditors of the Company for the ensuing year	Management	For	For
9	Authorize the Directors to determine the remuneration of the Auditors	Management	For	For
10	Approve the Director's remuneration report for the YE 31 DEC 2009 set out in the annual report	Management	For	For
11
Approve that the authority conferred on the Directors by Article 9.2
of the Company's new Articles  as defined in Resolution 14   to be
adopted at the conclusion of this AGM pursuant to Resolution 14 be renewed upon the new Articles becoming effective for the
period ending at the end of the AGM in 2011 or on 30 JUN 2011, whichever is the earlier and for such period the Section 551 amount shall be USD 72.3 million; such authority shall be in substitution for all previous authorities pursuant to section 551 of the Companies Act 2006
		Management	For	For
S.12
Approve, subject to the passing of Resolution 11 above, to renew the power conferred on the Directors by Article 9.3 of the
Company's New Articles  to be adopted at the conclusion of the
AGM pursuant to Resolution 14  upon the New Articles becoming effective for the period referred to in such resolution and for such period the Section 561 amount shall be USD 36.1 million; such authority shall be in substitution for all previous powers pursuant to Section 561 of the Companies Act 2006
		Management	For	For
S.13
Authorize the Company, pursuant to Section 701 of the
Companies Act 2006, to make market purchases  with in the
meaning of Section 693 of the Companies Act 2006  of ordinary shares of 54 86/91 US cents each in the capital of the Company provided that, the maximum number of ordinary shares of 54
86/31 US cents each in the capital of the Company to be acquired is 197.3 million, at a minimum price which may be paid for an ordinary share is 54 86/91 US cents and the maximum price which may be paid for an ordinary share is an amount equal to the
higher of 105% of the average of the middle market quotation for an ordinary share, as derived from the London Stock Exchange
Daily Official List, CONTD
		Management	For	For
-
CONTD for the 5 business days immediately preceding the day on which such-ordinary share is contracted to be purchased and the highest current bid as-stipulated by Article 5(1) of the Buy-back and stabilization regulations-2003;  Authority expires at the conclusion of the AGM of the Company in 2011-except in relation to the purchase of ordinary shares the contract for which-was concluded before the expiry of such authority and which might be executed-wholly or partly after such expiry  unless such authority is renewed prior to-such time
Non-Voting
S.14
Amend the Articles of Association of the Company by deleting all the provisions of the Company's Memorandum of Association by virtue of Section 28 of the Companies Act 2006, are to be treated as provisions of the Company's Articles of Association; and adopt the Articles of Association of the Company to the meeting and initialed by the Chairman of the meeting for the purpose of
identification  the 'New Articles'  in substitution for, and to the exclusion of the existing Articles of Association
		Management	For	For
S.15	Approve that a general meeting other than the AGM may be called on not less than 14 clear days' notice	Management	For	For

BANK OF EAST ASIA LTD, HONG KONG
Security	Y06942109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Apr-2010
ISIN	HK0023000190	Agenda		702298236 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR" OR "AGAINST" FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Adopt the audited accounts and the report of the Directors and the Independent Auditor's report for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend of HKD 0.48 per share with scrip option for the YE 31 DEC 2009	Management	For	For
3.a	Re-elect Dr. The Hon. Sir David Li Kwok-po as a Director	Management	For	For
3.b	Re-elect Dr. Allan WONG Chi-yun as a Director	Management	For	For
3.c	Re-elect Mr. Aubrey Li Kwok-sing as a Director	Management	For	For
3.d	Re-elect Mr. Winston LO Yau-lai as a Director	Management	For	For
3.e	Re-elect Tan Sri Dr. KHOO Kay-peng as a Director	Management	For	For
3.f	Re-elect Mr. Stephen Charles Li Kwok-sze as a Director	Management	For	For
4	Re-appoint KPMG as the Auditors of the Bank and authorize the Directors to fix their remuneration	Management	For	For
5
Approve to increase the authorized capital of the Bank from HKD
6,500,000,000 divided into 2,600,000,000 ordinary shares of HKD
2.50 each and USD 500,000,000 divided into 500,000 Substitute
Preference Shares of USD 1,000 each to HKD 10,000,000,000
divided into 4,000,000,000 ordinary shares of HKD 2.50 each and
USD 500,000,000 divided into 500,000 Substitute Preference
Shares of USD 1,000 each by the creation of an additional
1,400,000,000 ordinary shares of HKD 2.50 each
		Management	For	For
6
Authorize the Directors, to allot, issue and dispose of additional shares of the Bank and make or grant offers, agreements, options or warrants during and after the relevant period, not exceeding
10% of the aggregate nominal amount of the issued share capital of the Bank as at the date of this Resolution, other than pursuant to: i) a rights issue; ii) the exercise of any share option scheme or similar arrangement adopted for the grant or issue to the
employees of the Bank and its subsidiaries of shares or rights to acquire shares of the Bank; iii) any scrip dividend or similar arrangement in accordance with the Articles of Association of the
Bank;  Authority expires the earlier of the conclusion of the next
AGM of the Bank or the expiration of the period with in which the next AGM of the Bank is required by law to be held
		Management	For	For
7
Authorize the Directors, to repurchase ordinary shares of HKD
2.50 each in the capital of the Bank during the relevant period, in accordance with all applicable laws and regulations of the Rules
Governing the Listing of Securities on The Stock Exchange of
Hong Kong Limited or any other stock exchange as amended from time to time, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Bank;  Authority expires the earlier of the conclusion of the next AGM of the Bank or the expiration of the period with in which the next AGM of the Bank is required by law to be held
		Management	For	For
8
Approve, conditional on the passing of Resolutions 6 and 7  as specified , to extend the general mandate granted to the Directors to allot shares pursuant to Resolution 6, by adding to the
aggregate nominal amount of the share capital which may be
allotted or agreed to be allotted by the Directors pursuant to such general mandate an amount representing the aggregate nominal amount of the share capital of the Bank repurchased by the Bank pursuant to Resolution 7  as specified
		Management	For	For

HONG KONG EXCHANGES AND CLEARING LTD
Security	Y3506N139	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Apr-2010
ISIN	HK0388045442	Agenda		702323142 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	Receive the Audited Accounts for the YE 31 December 2009 together with the Reports of the Directors and the Auditor thereon	Management	For	For
2	Declare a final dividend of HKD 2.09 per share	Management	For	For
3.a	Election of Mr. John Estmond Strickland as a Director	Management	For	For
3.b	Election of Mr. WONG Sai Hung, Oscar as a Director	Management	For	For
4	Re-appoint PricewaterhouseCoopers as the Auditor of HKEx and authorize the Directors to fix their remuneration	Management	For	For
5
Authorize the Directors of HKEx to exercise during the Relevant
Period  as hereinafter defined  to repurchase shares of HKEx on the Stock Exchange or on any other stock exchange on which the shares of HKEx may be listed and which is recognised by the
Securities and Futures Commission and the Stock Exchange for
this purpose, subject to and in accordance with all applicable laws and/or the requirements of the Rules Governing the Listing of
Securities on The Stock Exchange of Hong Kong Limited or of any
other stock exchange as amended from time to time, provided that the aggregate nominal amount of shares so purchased shall not exceed 10% of the .Contd
		Management	For	For
-
.Contd aggregate nominal amount of the share capital of HKEx in issue at the-date of the passing of this Resolution, and the said mandate shall be limited-accordingly;  Authority expires the earlier of the conclusion of the next AGM-of the HKEx or the expiration of the period within which the next AGM of the-HKEx is required By
Law to be held
Non-Voting
6.A
Approve to determine, the remuneration of HKD 500,000 and HKD
350,000 respectively be payable to the Chairman and each of the other Non-Executive Directors of HKEx for the period from the conclusion of each AGM of HKEx to the conclusion of the AGM of
HKEx to be held in the immediately following year, provided that such remuneration be payable in proportion to the period of
service in the case of a Director who has not served the entire period
		Management	For	For
6.B
Approve to determine, in addition to the remuneration of HKD
50,000, an attendance fee of HKD 2,500 per meeting be payable to the Chairman and every member  excluding executive Director of the Executive Committee, Audit Committee, Remuneration
Committee and Investment Advisory Committee of HKEx for the
period from the conclusion of each AGM of HKEx to the
conclusion of the AGM of HKEx to be held in the immediately
following year, provided that such remuneration be payable in proportion to the period of service in the case of a committee member who has not served the entire period
		Management	For	For
S.7
Amend the Articles 90(1), 90(1A), 90(2)Article 93, 102, 108(1),
139(3), 142(1), 146, 157 of the Articles of Association of HKEx be
deleted in their entirety and replaced by the following: as
specified, subject to the written approval of the Securities and
Futures Commission pursuant to Section 67 of the Securities and
Futures Ordinance, the Articles of Association of HKEx
		Management	For	For

ORKLA A S
Security	R67787102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Apr-2010
ISIN	NO0003733800	Agenda		702325324 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 675571 DUE TO ADDITION OF-A RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED A-ND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
1.1	Approve the financial statements for 2009 for Orkla ASA and the Orkla Group and the annual report of the Board of Directors	Management	For	For
1.2	Approve a share dividend for 2009 of NOK 2.25 per share, except for shares owned by the Group	Management	For	For
2.1	Explanation of Orkla's terms and conditions policy and the Board of Directors'-statement of guidelines for the pay and other remuneration of the Executive M-anagement	Non-Voting
2.2	Approve the Board of Directors' statement of guidelines for the pay and other remuneration of the Executive Management in the coming FY	Management	For	For
2.3	Approve the guidelines for share-related incentive arrangements in the coming FY	Management	For	For
3.2	Grant authority to acquire treasury shares, to fulfill the existing employee incentive arrangements, and incentive arrangements adopted by the General Meeting in accordance with Item 2.3 of the agenda	Management	For	For
3.3	Grant authority to acquire treasury shares, to be utilized to acquire shares for cancellation	Management	For	For
4.	Authorize the Board of Directors to increase share capital through the subscription of new shares	Management	For	For
5.1	Election of the Members to the Corporate Assembly	Management	For	For
5.2	Election of the Deputy Members to the Corporate Assembly	Management	For	For
6.1	Election of Olaug Svarva, Idar Kreutzer and Leiv Askvig as the Members to the Nomination Committee	Management	For	For
6.2	Election of Idar Kreutzer as a new Chair of the Nomination Committee	Management	For	For
7.	Approve the remuneration of the Members and Deputy Members of the Corporate Assembly	Management	For	For
8.	Approve the remuneration of the Members of the Nomination Committee	Management	For	For
9.	Approve the guidelines for the Nomination Committee	Management	For	For
10.	Approve the Auditor's remuneration	Management	For	For
11.
PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL
[Trond Bjornstad]: approve that the Board of Directors shall immediately direct Orkla's management to ensure that Orkla
Finans' operations at all times are grounded in adequate expertise and satisfactory ethical guidelines
		Shareholder	Against	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF NAMES IN RESOLUTIONS 6.1-AND 6.2. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
THIS PR-OXY FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

ASSA ABLOY AB, STOCKHOLM
Security	W0817X105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Apr-2010
ISIN	SE0000255648	Agenda		702333636 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY [POA]
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE OPTION IN SWEDEN. THANK YOU.	Non-Voting
1.	Opening of the meeting	Non-Voting
2.	Election of Gustaf Douglas as the Chairman of the AGM	Non-Voting
3.	Preparation and approval of the voting list	Non-Voting
4.	Approval of the agenda	Non-Voting
5.	Election of 1 or 2 persons to approve the minutes	Non-Voting
6.	Determination of compliance with the rules of convocation	Non-Voting
7.	Report by the President and Chief Executive Officer, Mr. Johan Molin	Non-Voting
8.
Presentation of a) the annual report and the Auditor's report and the consolid-ated financial statements, b) the Group Auditor's report regarding whether the-re has been compliance with the remuneration guidelines adopted on the 2009 AG-M, c) the
Board's proposal to share dividend and motivated statement
Non-Voting
9.A	Adopt the statement of income and the balance sheet and the consolidated statement of income and the consolidated balance sheet	Management	For	For
9.B
Declare a dividend of SEK 3.60 per share; approve 27 APR 2010 as record date for the dividend; if the AGM resolves in accordance with the proposal, the dividend is expected to distributed by
Euroclear Sweden AB on 30 APR 2010
		Management	For	For
9.C	Grant discharge from liability to the Board of Directors and the Chief Executive Officer	Management	For	For
10.	Approve to establish the number of Board Members at nine	Management	For	For
11.
Approve that the fees to the Board of Directors shall amount to a total of SEK 4,050,000 [remuneration for Committee work not
included] to be distributed among the Members as follows: SEK
900,000 to the Chairman, SEK 450,000 to each of the other Board
Members who are not employed by the Company; as
consideration for the committee work, the Chairman of the Audit
Committee shall receive SEK 200,000, the Chairman of the
Remuneration Committee receive SEK 100,000, Members of the
Audit Committee each SEK 100,000 and the Members of the
Remuneration Committee each SEK 50,000; fees to the Auditors according to the contract
		Management	For	For
12.
Re-elect Messrs. Gustaf Douglas, Carl Douglas, Jorma Halonen,
Birgitta Klasen, Eva Lindqvist, Johan Molin, Sven-Christer Nilsson,
Lars Renstrom and Ulrik Svensson as the Board Members; and
Mr. Gustaf Douglas as the Chairman of the Board; re-elect
PricewaterhouseCoopers AB as the Auditors for a period of 4
years until the AGM of 2014
		Management	For	For
13.
Election of the Members of the Nomination Committee and
approve the establishment of the assignment of the Nomination
Committee: the Nomination Committee shall have five members, who, up to and including the AGM 2011, shall be Mikael Ekdahl
[Melker Scho rling AB], Gustaf Douglas [Investment AB Latour and Saki], Liselott Ledin [Alecta], Marianne Nilsson [Swedbank
Robur Funds] and Per-Erik Mohlin [SEB Fonder/SEB Trygg Liv];
Mikael Ekdahl shall be appointed Chairman of the Nomination
Committee; if a shareholder represented by a member of the
Nomination Committee no longer is one of the major shareholders of ASSA ABLOY AB, the Nomination Committee shall be entitled to nominate another representative among the major shareholders to replace such a Member; the same shall apply if a member of the Nomination Committee no longer is employed by such a
shareholder or for any other reason should leave the Nomination
Committee before the AGM 2011; the Nomination Committee
shall, before the AGM 2011, prepare and submit proposals for, election of Chairman of the AGM , election of Chairman and other members of the Board of Directors, fees to the Board of Directors
[including distribution of fees among the Chairman and the other
Board members and remuneration for committee work]
		Management	For	For
14.	Approve the specified guidelines for remuneration to the Senior Management	Management	For	For
15.
Authorize the Board of Directors, on one or more occasions, to repurchase Series B shares in the Company for the period up until the next AGM; the repurchase shall maximum comprise so many
Series B shares that the Company's holding does not at any time exceed 10% of the total number of shares in the Company; the repurchase of shares shall take place on NASDAQ OMX
Stockholm; the repurchase of the shares on NASDAQ OMX
Stockholm may only occur at a price within the share price interval registered at that time, where share price interval means the difference between the highest buying price and the lowest selling price; payment of the shares shall be made in cash; furthermore, authorize the Board of Directors, on one or more occasions, to transfer Series B shares in the Company for the period up until the next AGM, on NASDAQ OMX Stockholm or in connection with
acquisitions of companies or businesses; the transfer of Series B
		Management	For	For

shares on NASDAQ OMX Stockholm may only occur at a price
within the share price interval registered at that time, where share price interval means the difference between the highest buying price and the lowest selling price; the authorization includes the right to resolve on deviation of the preferential rights of
shareholders and that payment may be made in other forms than cash

16.	Approve to implement a Long Term Incentive Programme for Senior Executives and key employees within the ASSA ABLOY Group [LTI 2010] as specified	Management	For	For
17.	Closing of the Meeting	Non-Voting

UNIONE DI BANCHE ITALIANE SCPA, BERGAMO
Security	T1681V104	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	23-Apr-2010
ISIN	IT0003487029	Agenda		702301716 - Management
Item	Proposal	Type	Vote	For/Against Management
-
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 24
APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. PLEASE BE ALSO ADVISED THAT Y-OUR
SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR
THE MEETING IS CANCELLED-. THANK YOU.
Non-Voting
1
Approve the allocation and distribution of profits, after first presenting the separate and consolidated financial statements as at and for the YE 31 DEC 2009, pursuant to Article 22, paragraph
2, letter D of the Corporate bylaws
		Management	For	For
2	Authorize the Management Board concerning Treasury Shares	Management	For	For
3
Appointment of the Members of the Supervisory Board and of the
Chairman and the Senior Deputy Chairman for the FY
2010/2011/2012, in accordance with the provisions of Article 45 of the Corporate by laws and determination of their remuneration in accordance with Article 22 of the Corporate bylaws
		Management	For	For
4
Approve the report to the shareholders on group remuneration and Incentive Policies for remuneration policies for members of the Management Board the medium to long term Incentive Plan
based on the performance of the UBI BANCA share as part of the remuneration policies for UBI BANCA and group employees
		Management	For	For

BANCO POPOLARE SOCIETA' COOPERATIVA, VERONA, PIAZZ
Security	T1872V103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	23-Apr-2010
ISIN	IT0004231566	Agenda		702303811 - Management
Item	Proposal	Type	Vote	For/Against Management
-
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A-SECOND CALL ON 24
APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. PLEASE BE ALSO-ADVISED THAT YOUR
SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR
THE-MEETING IS CANCELLED. THANK YOU.
Non-Voting
1
Receive the Management Board report, Surveillance Board report,
External Auditors report on FY 2009; approve the balance sheet as of 31 DEC 2009, as per Article 20 item 3 and 41.3 letter A of the Corporate Bylaws; presentation of consolidated and Corporate balance sheet
		Management	For	For
2	Approve the allocation of profits	Management	For	For
3	Approve to determine the total amount to be allocated for aid, charity and public interest, as per art 4 Bis of the Corporate Bylaws	Management	For	For
4	Grant authority to buy own shares in order to support the liquidity of the security	Management	For	For
5	Approve the plan of assignment of shares to the employees of Banco Popolare Group and grant authority to purchase own shares reserved to such Plan	Management	For	For
6	Approve the resolutions related to the emoluments to the member of the Surveillance Board, including the emoluments to Directors with particular offices, as per art 39.12 of the Corporate Bylaws	Management	For	For
7	Appointment of 10 Members of the Surveillance Board for fiscal years 2010,	Management	For	For
8	Appointment of Board of Arbitrators for fiscal years 2010, 2011, 2012	Management	For	For

OIL SEARCH LTD
Security	Y64695110	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	23-Apr-2010
ISIN	PG0008579883	Agenda		702310032 - Management
Item	Proposal	Type	Vote	For/Against Management
O.1	Receive the financial statements of the Company, together with the Directors' and the Auditors' reports, for the YE 31 DEC 2009	Management	For	For
O.2	Re-elect Gerea Aopi as a Director of the Company, who retires in accordance with Clause 15.3(c) of the Company's constitution	Management	For	For
O.3	Re-elect Martin Kriewaldt as a Director of the Company, who retires in accordance with Clause 15.3(b) of the Company's Constitution	Management	For	For
O.4	Re-elect John Stitt as a Director of the Company, who retires in accordance with Clause 15.3(b) of the Company's constitution	Management	For	For
O.5	Reappoint Deloitte Touche Tohmatsu as the Auditor who retires in accordance with Sections 190 and 191 of the Company's Act 1997 and authorize the Directors to fix the fees and expenses of the Auditor	Management	For	For
S.6	Approve the issue of up to 350,000 performance rights to the Managing Director Peter Botten, pursuant to the rules and terms of issue of the Performance Rights Plan PR Plan	Management	For	For
S.7	Approve the issue of up to 75,000 Performance Rights to the Executive Director Gerea Aopi, pursuant to the rules and terms of issue of the Performance Rights Plan	Management	For	For
S.8
Approve the issue of 132,381 Restricted Shares to the Managing
Director Peter Botten, pursuant to the Restricted Shares Plan by way of a mandatory deferral of 50% of the Managing Director's short term incentive in respect of the 2009 year
		Management	For	For
S.9
Approve the issue to the Executive Director, Gerrea Aopi,
pursuant to the Restricted Shares Plan 133,240 restricted shares comprising of (a) 33,240 restricted shares by way of mandatory deferral of 50% of the executive director's short term incentive in respect of the 2009 year and (b) 100,000 restricted shares by way of a retention award
		Management	For	For
-
VOTING EXCLUSIONS APPLY TO THIS MEETING FOR
PROPOSALS S.6,S.7, S.8, S.9 AND-VOTES CAST BY ANY
INDIVIDUAL OR RELATED PARTY WHO BENEFIT FROM THE
PASSING OF-THE PROPOSAL/S WILL BE DISREGARDED.
HENCE, IF YOU HAVE OBTAINED BENEFIT OR DO-EXPECT
TO OBTAIN FUTURE BENEFIT YOU SHOULD NOT VOTE (OR
VOTE "ABSTAIN") FOR-THE RELEVANT PROPOSAL ITEMS.
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN NUMBER OF SHARES IN RESOL-UTION 9. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
THIS PRO-XY FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

GRUPO FINANCIERO BANORTE S A B DE C V
Security	P49501201	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	23-Apr-2010
ISIN	MXP370711014	Agenda		702345592 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the report that are referred to in part IV of Article 28 of the securities Market Law, for the FYE on 31 DEC 2009	Management	For	For
2	Approve the allocation of profit	Management	For	For
3	Approve to pay cash dividend in the amount of MXN 0.17 per share	Management	For	For
4	Approve the designation of the Members of the Board of Directors of the Company and classification of their independence	Management	For	For
5	Approve to determine the compensation for the Members of the Board of Directors	Management	For	For
6	Approve designation of the Members of the audit and corporate practices committee	Management	For	For
7
Receive the report from the Board of Directors regarding the transactions carried out with shares of the Company during 2009, as well as the maximum amount of funds that can be allocated to the purchase of shares of the Company for the 2010 FY
		Management	For	For
8	Approve the designation of a delegate or delegates to formalize and carry out if relevant, the resolutions passed by the meeting	Management	For	For
9	Approve the drafting, reading and the meeting minutes	Management	For	For

ASSICURAZIONI GENERALI SPA, TRIESTE
Security	T05040109	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date		24-Apr-2010
ISIN	IT0000062072	Agenda		702345578 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID  671647  DUE TO RECEIPT OF-DIRECTOR NAMES ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED-AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 24
APR 2010 FOR ORDINARY BUSINESS. CONSEQUENTLY,
YOUR VOTING INST-RUCTIONS WILL REMAIN VALID FOR
ALL CALLS UNLESS THE AGENDA IS AMENDED. PLEASE-BE
ALSO ADVISED THAT YOUR SHARES WILL BE BLOCKED
UNTIL THE QUORUM IS MET OR TH-E MEETING IS
CANCELLED. THANK YOU.
Non-Voting
1	Approve the balance sheet as of 31 DEC 2009 and profit allocation; resolutions related there to	Management

PLEASE NOTE THAT, ALTHOUGH THERE ARE 2 PROPOSALS
UNDER RESOLUTION 2 FOR APPROV-AL, YOU CAN VOTE
FOR OR AGAISNT ON ONLY 1 AND MUST VOTE ABSTAIN ON
THE OTHER R-ESOLUTION. THE STANDING INSTRUCTIONS
FOR THIS MEETING WILL BE DISABLED. THANK-YOU.
Non-Voting
2.1
Appointment of  Mr. Cesare Geronzi, Mr. Vincent Bollore,  Mr.
Alberto Nicola Nagel, Mr. Giovanni Perissinotto, Mr. Sergio
Balbinot, Mrs. Ana Patricia Botin, Mr. Francesco Gaetano
Caltagirone, Mr. Diego Della Valle, Mr. Leonardo Del Vecchio, Mr.
Petr Kellner, Mr. Angelo Miglietta, Mr. Alessandro Pedersoli, Mr.
Lorenzo Pelliccioli, Mr. Reinfried Pohl, Mr. Paolo Scaroni, Mr.
Francesco Saverio Vinci, Mr. Giovanni Crostarosa Guicciardi, Mr.
Mario Ragusa, Mr. Ugo Rock as the Board of Directors for year
2010, 2011 and 2012 upon statement of Directors
Shareholder
2.2	Appointment of Mr. Calari Cesare, Mr. Carraro Carlo and Mrs. Sapienza Paola as the Board of Directors of the Company for years 2010, 2011 and 2012	Shareholder
3.	Approve to state Director's emolument for the financial years 2010, 2011 and 2012, as per Article 2389 of the Civil Code and Article 19 of the By-Law	Management
4.	Grant authority to draw up an insurance policy to cover managerial risks; resolutions related thereto	Management
5.
Approve the Incentive Plan of Gruppo generali management, as per Article 114, item 2 law decree No. 58 of 24 FEB 1998 and related authorization to buy and sell own shares to support the above mentioned plan; resolutions related thereto
Management

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

ABERTIS INFRAESTRUCTURAS SA, BARCELONA
Security	E0003D111	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	26-Apr-2010
ISIN	ES0111845014	Agenda		702305726 - Management
Item	Proposal	Type	Vote	For/Against Management
-
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A-SECOND CALL ON 27
APR 2010 CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN-VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting
1	Approve the annual accounts, management report and the retribution policy report	Management	For	For
2	Approve to increase the social capital charged to the premium issue with the modification of the Article 5 of the By-laws	Management	For	For
3	Approve the delegation in the Board members and the faculty to increase the social capital until 50p of the social for 5 years	Management	For	For
4	Re-elect the Board members	Management	For	For
5	Appoint the Auditors	Management	For	For
6	Approve the delivery shares Plan 2010 and options over shares plan 2010	Management	For	For
7	Authorize the Board members to purchase own shares	Management	For	For
8	Approve the delegation of the Board members to issue stock, bonds and fixed income valuables convertibles	Management	For	For
9	Approve the delegation of Powers	Management	For	For

SVENSKA CELLULOSA AKTIEBOLAGET SCA
Security	W90152120	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-Apr-2010
ISIN	SE0000112724	Agenda		702309700 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
-	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID-VOTE OPTION. THANK YOU	Non-Voting
1	Opening of the meeting and election of Sven Unger, attorney at law, as the Chairman of the AGM	Management	For	For
2	Approve the voting list	Management	For	For
3	Election of two persons to check the minutes	Management	For	For
4	Approve to determine whether the meeting has been duly convened	Management	For	For
5	Approve the agenda	Management	For	For
6	Presentation of the annual report and the Auditor's report and the- consolidated financial statements and the Auditor's report on the- consolidated financial statements	Non-Voting
7	Approve the speeches by the Chairman of the Board of Directors and the President	Management	For	For
8.A	Adopt the income statement and balance sheet, and of the consolidated income statement and the consolidated balance sheet	Management	For	For
8.B
Approve the appropriations of the Company's earnings under the adopted balance sheet and record date for dividend, a dividend of
SEK 3.70 per share and that the record date for the dividend be
Thursday, 29 APR 2010; and payment through Euroclear Sweden
AB is estimated to be made on Tuesday, 4 MAY 2010
		Management	For	For
8.C	Grant discharge from personal liability of the Directors and the President	Management	For	For
9	Approve the Eight number of Directors and no Deputy Directors	Management	For	For
10
Approve that the remuneration to each Director elected by the meeting and who is not employed by the Company shall be SEK
450,000 and the Chairman of the Board of Directors is to receive
SEK 1,350,000. Members of the Remuneration Committee are to
receive additional remuneration of SEK 75,000 and Members of the Audit Committee are to receive additional remuneration of
SEK 100,000; The Chairman of the Audit Committee is to receive additional remuneration of SEK 125,000; Remuneration to the
Auditor is to be paid according to approved invoice; The
Nomination Committee's proposal means unchanged fees in
relation to 2009
		Management	For	For
11
Re-election of Rolf Borjesson, Soren Gyll, Leif Johansson,
Sverker Martin-Lof, Anders Nyren, Barbara Milian Thoralfsson,
Jan Johansson as the Directors and new election of Par Boman, whereby Sverker Martin-Lof is proposed to be elected as
Chairman of the Board Of Directors; and Tom Hedelius has
declined re-election.
		Management	For	For
12
Approve the AGM resolve that the Nomination Committee for the
AGM 2011 be composed of representatives of the, no less than
Four and no more than Six, largest Shareholders in terms of
voting rights listed in the Shareholders' register maintained by
Euroclear Sweden AB as of the last banking day of August 2010, and the Chairman of the Board of Directors; the Chairman of the
Board of Directors is to convene the first meeting of the
Nomination Committee; the member representing the largest
Shareholder in terms of voting rights shall be appointed Chairman of the Nomination Committee; If so desired, due to later changes in the ownership structure, the Nomination Committee is
authorized, in case the number of members falls below seven, to call in one or two additional members among the Shareholders who in terms of voting rights are the ..CONTD
		Management	For	For
-
..CONTD largest Shareholders next in turn, so that the total number of-members is not higher than Seven; Should a member
resign from the Nomination-Committee before its work is
completed and, if the Nomination Committee-considers it
necessary, a substitute member is to represent the same-
Shareholder or, if the Shareholder is no longer one of the largest-
Shareholders in terms of voting rights, the largest Shareholder next in turn;-Changes in the composition of the Nomination
Committee shall be made public-immediately. The composition of the Nomination Committee for the AGM 2011, is-to be announced no later than six months before that meeting. Remuneration-shall not to be paid to the members of the Nomination Committee. the
Company-is to pay any costs for the work of the Nomination
Committee; the term of-office for the Nomination Committee
..CONTD
Non-Voting
-
..CONTD ends when composition of the specified Nomination
Committee has been-announced; the Nomination Committee shall propose the specified: the Chairman-of the general meeting,
Board Directors, the Chairman of the Board of-Directors,
remuneration to the Chairman and each of the other directors,-
remuneration for Committee work, remuneration to the Company's
Auditor and-the Nomination Committee for the AGM 2012. The
Nomination Committee's-proposal means no changes in relation to the proposal of 2009
Non-Voting
13
Approve that the AGM adopt the specified guidelines for
remuneration for the Senior Management; the proposal means
unchanged guidelines in relation to 2009; remuneration to the
Chief Executive Officer and other Senior Managers will be a fixed salary, possible variable remuneration, additional benefits and pension; Other Senior Managers include the Executive Vice
President, Business Group Managers and the like as well as the central staff Managers; the total remuneration is to correspond to market practice and be competitive on the Senior Manager's field of profession; Fixed and variable remuneration is to be linked to the Manager's responsibility and authority; For the Chief Executive
Officer, as well as for other senior Managers, the variable
remuneration is to be limited and linked to the fixed remuneration;
The variable remuneration is ..CONTD
		Management	For	For
-
..CONTD to be based on the outcome of predetermined objectives and, as far as-possible, be linked to the increase of value of the
SCA share, from which the-Shareholders benefit; The programme for variable remuneration shall be-formulated so that the Board, in the event of exceptional financial-conditions, may be able to limit, or forebear, payment of variable-remuneration if such a measure is believed to be reasonable and in accordance-with the
Company's responsibility to the Shareholders, employees and
other-Stakeholders; in the event of termination of employment, the notice period-should normally be two years should the termination be initiated by the-Company, and one year, when initiated by the
Senior Manager; ..CONTD
Non-Voting
-
..CONTD Severance pay should not exist; Pension benefits are to be determined-either by benefit or charge, or by a combination hereof, and entitle the-Senior Manager to pension from the age of
60, at the earliest; to earn the-pension benefits, the period of employment must be long, at present 20 years.-When resigning before the age entitling to pension, the senior Manager will-
receive a paid-up pension policy from the age of 60; the pension is not to be-based on variable remuneration; matters of
remuneration to the Senior-Management are to be dealt with by a remuneration committee and, as regards-the president, be
resolved by the Board of Directors
Non-Voting
14	Closing of the meeting	Non-Voting

GALP ENERGIA SGPS- S.A
Security	X3078L108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-Apr-2010
ISIN	PTGAL0AM0009	Agenda		702312428 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Ratify the cooptation of the Directors for the Board of Directors	Management	For	For
2	Approve to resolve on the Management consolidated report, individual and consolidated accounts, for the year 2009, as well as remaining reporting documents	Management	For	For
3	Approve to resolve on the proposal for application of profits	Management	For	For
4	Approve to resolve on the Companies governance report	Management	For	For
5	Approve to resolve on a general appraisal of the Company's Management and Supervision	Management	For	For
6	Approve the statement on the remuneration policy	Management	For	For

FOMENTO ECONOMICO MEXICANO SAB DE CV, MEXICO
Security	P4182H115	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-Apr-2010
ISIN	MXP320321310	Agenda		702319030 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve the presentation, discussion, and if relevant, and
approval of the proposal to exchange 100% of the shares of the beer operations owned by fomento economico mexicano, s.a.b.
de c.v. and or its subsidiaries for an ownership interest in the
Companies of HEINEKEN HOLDING N.V. AND HEINEKEN N.V.
		Management	For	For
2
Receive the report from the General Director of FOMENTO
ECONOMICO MEXICANO, S.A.B. DE C.V., opinion of the Board
of Directors regarding the content of the report from the General
Director and reports from the Board of Directors itself with regard to the main accounting and information policies and criteria followed in the preparation of the financial information, as well as regarding the operations and activities in which it has intervened, reports from the Chairpersons of the audit and Corporate
Practices Committees and the presentation of the financial
statements for the 2009 FY, in accordance with the terms of
Article 172 of the general mercantile Companies Law and of the applicable provisions from the Securities Market Law
		Management	For	For
3	Receive the report regarding fulfillment of the tax obligations	Management	For	For
4
Approve the allocation of the results account from the 2009 FY, in which are included the declaration and payment of a cash
dividend, in MXN, in the amount of MXN 0.1296608 for each one of the Series B shares and the amount of MXN 0.162076 for each one of the Series D Shares, for a total of MXN 0.648304 for each
FEMSA Unit B and MXN 0.777965 for each FEMSA Unit BD
		Management	For	For
5	Approve to establish as the maximum amount of funds that can be allocated to the purchase of the shares of the Company, the amount of MXN 3,000,000,000.00	Management	For	For
6	Election of the members of the Board of Directors and Secretaries,	Management	For	For
7	Election of the members of the (i) Finance and planning, (ii) Audit and (iii)	Management	For	For
8	Appointment of delegates to formalize the resolutions of the meeting	Management	For	For
9	Approve the reading and if relevant of the meeting minutes	Management	For	For

L'OREAL S.A., PARIS
Security	F58149133	Meeting Type		MIX
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	FR0000120321	Agenda		702301538 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0319/201003191000699.pdf	Non-Voting
O.1	Approve the financial statements for the FY 2009	Management	For	For
O.2	Approve the consolidated financial statements for the FY 2009	Management	For	For
O.3	Approve the allocation of income for the FY 2009 and setting of the dividend	Management	For	For
O.4	Approve the regulated Agreements and Undertakings relating to Mr. Jean-Paul Agon's status, whose work contact has ended	Management	For	For
O.5	Approve to renew Sir Lindsay Owen-Jones' term as Board Member	Management	For	For
O.6	Approve to renew Mr. Jean-Paul Agon's term as Board Member	Management	For	For
O.7	Approve to renew Mr. Francisco Castaner Basco's term as Board Member	Management	For	For
O.8	Approve to renew Mr. Charles-Henri Filippi's term as Board Member	Management	For	For
O.9	Approve to renew Mr. Xavier Fontanet's term as Board Member	Management	For	For
O.10	Approve to renew Mr. Marc Ladreit de Lacharriere's term as Board Member	Management	For	For
O.11	Approve to renew the permanent and substitute Statutory Auditors' terms	Management	For	For
O.12	Approve to renew 1 permanent Statutory Auditor's term and appointment of his/her substitute Statutory Auditor	Management	For	For
O.13	Authorize the Company to repurchase its own shares	Management	For	For
E.14	Authorize the Board of Directors to reduce the capital by cancellation of shares acquired by the Company according to Articles L.225-209 and L. 225-208 of the Commercial Code	Management	For	For
E.15	Powers for the formalities	Management	For	For

SHIRE PLC
Security	G8124V108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	JE00B2QKY057	Agenda		702314282 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the Company's accounts for the YE 31 DEC 2009 together with the Director's report and the Auditor's report on those accounts	Management	For	For
2	Approve the Directors' remuneration report for the YE 31 DEC 2009	Management	For	For
3	Election of Mr. David Stout as a Director of the Company	Management	For	For
4	Election of Mr. William Burns as a Director of the Company	Management	For	For
5	Re-appoint Deloitte LLP as the Auditors of the Company to hold office from the conclusion the meeting to the conclusion of the AGM of the Company to be held in 2011	Management	For	For
6	Authorize the Audit, Compliance & Risk Committee of the Board to determine the remuneration of the Auditors	Management	For	For
7
Approve to renew the authority of the Directors to allot relevant
Securities as defined in the Company's Articles of Association  by
Article 10 paragraph B  of the Company's Articles of Association and for this purpose the authorized allotment amount shall be
GBP 9,366,113; and shall be solely in connection with a rights issue  as defined in the Company's Articles of Association, but only if and to the extent that such offer is implemented by way of rights  of GBP 18,732,227 of relevant securities;  Authority expires the earlier of the allotment period on 27 APR 2010 and ending on the earlier of 26 JUL 2011 or the conclusion of the AGM of the
Company to be held in 2011 ; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
		Management	For	For
8	Approve the proposed amendments to the Shire Portfolio Share Plan and authorize the Directors to do all such things as may be necessary to carry the same into effect	Management	For	For
S.9
Approve to renew the authority of the Directors, subject to the passing of Resolution 7, to allot equity securities  as defined in the
Company's Articles of Association  wholly for cash, by Article 10 paragraph (D) of the Company's Articles of Association and for
this purpose the non pre-emptive amount  as defined in the
Company's Articles of Association   shall be GBP 1,404,917 of
equity securities;  Authority expires the earlier of the period commencing on 27 APR 2010 and ending on the earlier of 26 JUL
2011 or the conclusion of the AGM of the Company to be held in
2011 ; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
		Management	For	For
S.10
Authorize the Company, pursuant to Article 57 of the Companies
Jersey  Law 1991, to make market purchases of 56,196,681
ordinary shares in the capital of the Company, at a minimum price exclusive of any expenses  of 5 pence and the maximum price
exclusive of any expenses  which shall be the higher of  a  an amount equal to 105% above the average of the middle market
quotation for a share as taken form the London Stock Exchange
Daily Official List for the 5 business days immediately preceding the day on which that ordinary share is purchased and  b the higher of the price of the last independent trade and the highest current independent bid on the London Stock Exchange Daily
Official List at the time the purchase is carried out; CONTD.
		Management	For	For
-
CONTD.  Authority expires earlier at the conclusion of the AGM of the Company-to be held in 2011 or 26 JUL 2011 ; and the
Company may make a purchase of-ordinary shares pursuant to
any such contract; pursuant to Article 58(A) of-the Companies
Jersey  Law 1991; and to hold, as treasury shares, any-ordinary shares purchased pursuant to the authority conferred by of this-
resolution
Non-Voting

SWEDISH MATCH AB, STOCKHOLM
Security	W92277115	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	SE0000310336	Agenda		702336074 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID VO-TE OPTION. THANK YOU.	Non-Voting
1	Opening of the meeting and election of Sven Unger, Attorney at Law as the Chai-rman of the meeting	Non-Voting
2	Preparation and approve the voting list	Non-Voting
3	Election of one or two persons, to verify the minutes	Non-Voting
4	Determination of whether the meeting has been duly convened	Non-Voting
5	Approve the agenda	Non-Voting
6
Presentation of the annual report and the Auditors report, the consolidated fi-nancial statements and the Auditors report on the consolidated financial state-ments for 2009, the Auditors
statement regarding compliance with the principle-s for
determination of remuneration to senior executives as well as the
Board-of Directors motion regarding the allocation of profit and explanatory stateme-nts; in connection therewith, the President's address and the report regarding-the work of the Board of
Directors and the work and function of the Audit Com-mittee
Non-Voting
7	Adoption of the income statement and balance sheet and of the consolidated income statement, consolidated balance sheet	Management	For	For
8
Approve, that a dividend be paid to the Shareholders in the
amount of SEK 4.75 per share; that the remaining profits be
carried forward, minus the funds that may be utilized for a bonus issue, provided that the 2010 AGM passes a resolution in
accordance with the Board of Directors motion concerning a
reduction of the share capital pursuant to Item 10 (a), as well as a resolution concerning a bonus issue in accordance with the Board of Directors  motion pursuant to Item 10 (b); the proposed record date for entitlement to receive a cash dividend is 30 APR 2010, the dividend is expected to be paid through Euro clear Sweden
AB, on 05 MAY 2010
		Management	For	For
9	Grant discharge from liability for the Board Members and the President	Management	For	For
10.a
Approve, a reduction in the Company's share capital of SEK
31,037,085.04 by means of the withdrawal of 20,000,000 shares in the Company; the shares in the Company proposed for
withdrawal have been repurchased by the Company in
accordance with the authorization granted by the General Meeting of the Company; that the reduced amount be allocated to a fund for use in repurchasing the Company's own shares
		Management	For	For
10.b
Approve, provided that the Meeting passes a resolution in
accordance with the Board s motion under item 10 a) above, an increase in the Company's share capital of SEK 31,037,085.04 through a transfer from non-restricted shareholders equity to the share capital [bonus issue], the share capital shall be increased without issuing new shares
		Management	For	For
11
Authorize the Board of Directors to decide on the acquisition, on one or more occasions prior to the next AGM, of a maximum of as many shares as may be acquired without the Company's holding at any time exceeding 10% of all shares in the Company, the
shares shall be acquired on NASDA OMX Stockholm at a price
within the price interval registered at any given time, i.e. the interval between the highest bid price and the lowest selling price, the purpose of the repurchase is primarily to enable the
Company's capital structure to be adjusted and to cover the
allocation of options as part of the Company's option program
		Management	For	For
12
Approve the proposes principles for remuneration and other terms of employment for the President and other members of the Group
Management whereby remuneration and other items of
employment for the Group management shall correspond to
market practice, in addition to the fixed salary, the members of the
Group management may be entitled to variable salary, the
variable salary may include both an annual short term program to be paid out in the beginning of the subsequent year depending on the outcome of the program, and a long term program with a
performance period which shall not be shorter than three years, the variable, salary, shall primarily be based on specific, clear, predetermined and measurable financial or operational criteria and may include an obligation to purchase and hold shares in the
Company
		Management	For	For
13
Approve, that the Meeting resolve that the Company issue
713,670 call options to execute the option program for 2009; that the Company, in a deviation from the preferential rights of
shareholders, be permitted to transfer of 713,670 shares in the
Company at a selling price of SEK 197.45 per share in conjunction with a potential exercise of the call options; the number of shares and the selling price of the shares covered by the transfer
resolution in accordance with this item may be recalculated as a consequence of a bonus issue of shares, a consolidation or split of shares, a new share issue, a reduction in the share capital, or another similar measure
		Management	For	For
14	Approve that the Board of Directors shall comprise 7 Members elected by the AGM and no Deputies	Management	For	For
15
Approve that the fees to the Board of Directors be paid for the period until the close of the next AGM: the Chairman shall receive
SEK 1,575,000, the Deputy Chairman shall receive SEK 745,000 and the other Board members elected by the meeting shall each receive SEK 630,000; it is furthermore proposed that the Board, as remuneration for committee work carried out, be allotted SEK
230,000 to the Chairman of the Compensation Committee and the
Audit Committee respectively and SEK 115,000 respectively to the other members of these committees, although totaling no more than SEK 920,000; it is proposed that members of the Board
employed by the Swedish Match Group not receive any
remuneration
		Management	For	For
16
Re-election of Charles A. Blixt, Andrew Cripps, Karen Guerra,
Ame Jurbrant, Conny Karlsson, Kersti Strandqvist and Meg Tiveus
as the Members of the Board of Directors and Conny Karlsson as
the Chairman of the Board and Andrew Cripps as the Deputy
Chairman of the Board
		Management	For	For
17
Approve that the Chairman of the Board shall be given a mandate to contact the Company's four largest shareholders and ask them each to appoint one representative to form the Nominating
Committee, together with the Chairman of the Board, for the
period until a new Nominating Committee has been appointed in accordance with a mandate from the next AGM; if any of these shareholders waives its right to appoint a representative, the next largest shareholder in terms of the number of votes shall be asked to appoint a representative; the names of the members of the
Nominating Committee shall be published no later than six months prior to the 2011 AGM; the four largest shareholders are identified on the basis of the known numbers of votes in due time before the date falling six month before the AGM; no remuneration shall be payable to the members of the Nominating Committee; any
expenses incurred in the course of the Nominating Committee's work shall be borne by the Company
		Management	For	For
18	Approve that the meeting should adopt the Instructions for Swedish Match AB's Nominating Committee, which are identical to those adopted by the 2009 AGM	Management	For	For

DNB NOR ASA, OSLO
Security	R1812S105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	NO0010031479	Agenda		702337608 - Management
Item	Proposal	Type	Vote	For/Against Management
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
1	Opening of the general meeting by the Chairman of the supervisory Board	Management	For	For
2	Approve the notice of the general meeting and the agenda	Management	For	For
3	Election of the person to sign the minutes of the general meeting along with	Management	For	For
4	Approve the remuneration rates for members of the supervisory Board, control committee and election committee	Management	For	For
5	Approve the Auditor's remuneration	Management	For	For
6	Approve the 2009 annual report and accounts, including the distribution of dividends and group contributions	Management	For	For
7
Election of Members to the Supervisory Board with a term of
Office until the AGM in 2012: Nils Halvard Bastiansen, Baerum
[re-election], Toril Eidesvik, Bergen [re-election], Carnilla Marianne
Grieg, Bergen [New Member], Eldbjorg Lower, Kongsberg [Re-
election], Per Otterdahl Miller, Skien [New Member], Dag J.
Opedal, Oslo [Re-election], Ole Robert Reitan, Nesoya [New
Member], Gudrun B. Rollefsen, Hammerfest [Re-election], Arthur
Sletteberg, Stabekk [Re-election], Hanne Rigmor Egenaess Wiig,
Halden [Re-election]; re-election of Herbjorn Hansson, Sandefjord as a Member to the Supervisory Board, with a term of office until the AGM in 2011; election of Elsbeth Sande Tronstad, Oslo as a new deputy with a term of office of one year
		Management	For	For
8	Re-election of Eldbjorg Lower, Kongsberg, Per Otterdahl Moller, Skien, Arthur Sletteberg, Stabekk, Rejer Ola Soberg as Members of the Election Committee with a term of office until the AGM in 2012	Management	For	For
9	Authorize the Board of Directors for the repurchase of shares	Management	For	For
10	Approve the statement from the Board of Directors in connection with remuneration to senior executives	Management	For	For
11.a	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Approve the special remuneration or Broad shared financial responsibility and common interests	Shareholder	Against	For
11.b	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Approve the reforms to ensure sound Corporate Governance by changing- strengthening the competence and independence of Governing Bodies	Shareholder	Against	For
11.c	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Approve the reversal of authority to the general meeting	Shareholder	Against	For
11.d	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Approve the cultivation of individual roles in the group to strengthen risk Management and capital	Shareholder	Against	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF NAMES. IF YOU HAVE ALREA-DY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE-TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
YOU.
Non-Voting

TELECOM ITALIA SPA, MILANO
Security	T92778108	Meeting Type		MIX
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	IT0003497168	Agenda		702339082 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL OF EGM
AND FIRST CALL OF OGM ON 28 APR 2010 AT 12:00 AND A
THIRD CAL-L OF EGM AND THE SECOND CALL OF THE OGM
ON 29 APR 2010 AT 11:00 AM. CONSEQUENT-LY, YOUR
VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
CALLS UNLESS THE AGENDA-IS AMENDED. THANK YOU.
Non-Voting
o.1	The documentation regarding the financial statements for the year ended 31 DEC 2009 will be made available within applicable legal time limits.	Management	For	For
o.2
Following the resignation tendered by a Director (Stefano Cao), it is proposed that Mauro Sentinelli be appointed Director of the
Company's Board for the remainder of the term of office of the currently serving Board of Directors (and thus until the approval of the accounts at 31 DEC 2010).
		Management	For	For
o.3
The issue of the report on the accounts at 31 December 2009
shall mark the expiry of the appointment as Auditors of Reconta
Ernst & Young S.p.A. The Shareholders' Meeting is asked to
appoint new independent auditors for the nine-year period 2010-
2018 on the basis of the reasoned proposal put forward by the
Board of Auditors. Such internal control body has submitted to the
Board of Directors a proposal to appoint PricewaterhouseCoopers
S.p.A. for consideration of 1,811,300 Euro (excluding VAT and expenses) for each year of the nine-year period 2010-2018, for the auditing of the separate financial statement of Telecom Italia
S.p.A. and the consolidated financial statement of the Telecom
Italia Group; limited auditing of the half-yearly condensed
consolidated financial statement of the Telecom Italia Group; the auditing of Form 20-F drawn up in accordance with the applicable
US requirements; the attestation on the internal controls in accordance with Section 404 of the Sarbanes-Oxley Act.
		Management	For	For
o.4
The Shareholders' Meeting is asked to resolve on the launch of the 2010-2014 public shareholding plan for employees. The plan calls for a subscription offering reserved for employees of a maximum of 31,000,000 ordinary shares at a discount of 10% off the market price, up to a maximum limit of Euro 3,000 per
employee, with an installment option. Subscribers who retain their shares for one year, subject to remaining in the Company's
employ, shall receive one ordinary bonus share for every three shares subscribed for cash.
		Management	For	For
o.5
It is proposed that the Shareholders' Meeting approve the 2010-
2015 long-term incentive plan reserved for a selected portion of
Telecom Italia's executives. The plan calls for beneficiaries to be granted a cash bonus based on three-year performances (2010-
2012) according to predetermined parameters, with the option to invest 50% of the bonus accrued in newly issued ordinary shares at market prices, up to a maximum amount of Euro 5 million.
Subscribers who retain their shares for two years, subject to remaining in the Company's employ, shall be granted one ordinary bonus share for each share subscribed for cash.
		Management	For	For
e.1
Amendment of Article 5 of the Bylaws - related and consequent resolutions: In connection with the 2010-2014 public shareholding plan for employees and the 2010-2015 long-term incentive plan and, more generally, in order to provide the Shareholders Meeting with an additional operational tool, it is proposed that Article 5 of the Bylaws be amended to allow the allocation of profits to the employees of the Company or its subsidiaries through bonus
share grants pursuant to Article 2349 of the Italian Civil Code. The proposed amendment shall not give rise to the right of withdrawal.
		Management	For	For
e.2
It is proposed that the Shareholders' Meeting - by amending
Article 5 of the Bylaws subject to a single vote authorize the Board of Directors to increase share capital as follows: - in the service of the 2010-2014 public shareholding plan for employees, (i) for cash by issuing a maximum of 31,000,000 ordinary shares, pre-emption rights excluded, to be offered for subscription to plan beneficiaries and, subsequently, (ii) in the maximum amount of Euro
5,683,333.15 through the allocation of the corresponding
maximum amount of profit pursuant to Article 2349 of the Italian
Civil Code, by issuing the number of ordinary shares required to grant one bonus share per every three shares subscribed for
cash; - in the service of the 2010-2015 long-term incentive plan, (i)
for cash by issuing ordinary shares in the maximum amount of
Euro 5.000,000, pre-emption rights excluded, to be offered for subscription to plan beneficiaries and, subsequently, (ii) in the maximum amount of Euro 5.000,000 through the allocation of the corresponding maximum amount of profit pursuant to Article 2349 of the Italian Civil Code, by issuing the number of  ordinary shares required to grant one bonus share per each share subscribed for cash. The foregoing amendments to the Bylaws shall not entitle shareholders who do not vote in favour thereof to withdraw.
		Management	For	For

UMICORE GROUP
Security	B95505168	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	BE0003884047	Agenda		702345097 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
1	Submission of, and discussion on, the annual report of the Board of Directors-and the report of the Statutory Auditor on the statutory annual accounts for-the FYE 31 DEC 2009	Non-Voting
2
Approve, the statutory annual accounts for the FYE 31 DEC 2009 showing a profit for the FY in the amount of EUR 201,577,421.21 taking into account the profit of the FY, the profit of EUR
206,052,951.33 brought forward from the previous FY and the
allocations to and releases from the unavailable reserve related to the 2009 movements in the own shares for a total net amount of
EUR 63,888,541.11, the result to be appropriated stands at EUR
343,741,831.43; the appropriation of the result including the payment of a gross dividend of EUR 0.65 per share
		Management	For	For
3	Submission of, and discussion on, the annual report of the Board of Directors-and the report of the Statutory Auditor on the consolidated annual accounts-for the FYE 31 DEC 2009	Non-Voting
4	Submission of the consolidated annual accounts of the company for the FYE 31-DEC 2009	Non-Voting
5	Grant discharge from liability to each of the Directors who were in office during the FY 2009, for the performance of their mandate during said FY 2009	Management	For	For
6	Grant discharge from liability to the Statutory Auditor for the performance of its mandate during the FY 2009	Management	For	For
7.1	Re-election of Mrs. Isabelle Bouillot as a Independent Director for a period of 3 years expiring at the 2013	Management	For	For
7.2	Re-election of Mr. Shohei Naito as a Independent Director for a period of 3 years expiring at the 2013	Management	For	For
7.3
Approve the Board's remuneration proposed for the 2010 FY
constituting a fixed fee for a global amount of EUR 200,000 and a fee per attended meeting of EUR 5,000 for the Chairman and
EUR 2,500 for the Directors
		Management	For	For

UMICORE DEMANDS THE DISCLOSURE OF THE FINAL
BENEFICIAL OWNERS. WITHOUT THIS DI-SCLOSURE YOUR
VOTE WILL BE REJECTED. IN ORDER FOR YOUR VOTE TO
BE ACCEPTED UMI-CORE DEMANDS TO KNOW THE INITIALS
AND THE LAST NAME OF THE BENEFICIAL OWNER AN-D
THE NUMBER OF SHARES OF THE BENEFICIAL OWNER
Non-Voting

LAGARDERE GROUPE S C A
Security	F5485U100	Meeting Type		MIX
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	FR0000130213	Agenda		702355531 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 670957 DUE TO THE ADDITION-OF SHAREHOLDER
PROPOSALS A AND B AND A CHANGE IN MEETING TYPE.
THE ADDITIONAL-PROPOSALS WERE JUST ANNOUNCED ON
THE BALO WEBSITE, WHICH IS A FRENCH FINANCIA-L
WEBSITE KNOWN FOR POSTING FRENCH MEETING
ANNOUNCEMENTS. ALL VOTES RECEIVED O-N THE
PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL
NEED TO REINSTRUCT ON-THIS MEETING NOTICE. THANK
YOU
Non-Voting

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.     The followin-g applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions will-be
forwarded to the Global Custodians that have become Registered
Intermediar-ies, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Gl-obal Custodian will sign the Proxy
Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
Non-Voting
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST". A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting

PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING
INFORMATION IS AVAILABLE BY CLIC-KING ON THE
MATERIAL URL LINKS: https://balo.journal-
officiel.gouv.fr/pdf/2010-/0317/201003171000733.pdf and
https://balo.journal-officiel.gouv.fr/pdf/2010/0-
409/201004091001106.pdf
Non-Voting
1.	Approval of the partnership's accounts for FY 2009	Management	For	For
2.	Approval of the consolidated account	Management	For	For
3.	Allocation of the partnership's result; setting of the ordinary dividend at EUR 1.30 per share	Management	For	For
4.	Approval of the regulated agreements	Management	For	For
5.	Authorization to be given to Management for a period of eighteen months to trade in the Company's shares	Management	For	For
6.	Nomination of Mrs. Amelie Oudea-Castera as the replacement for Mr. Henri Proglio	Management	For	For
7.	Renewal of Mrs. Amelie Oudea-Castera's appointment as a Member of the Supervisory Board	Management	For	For
8.	Nomination of Mr. Xavier de Sarrau as the replacement for Groupama	Management	For	For
9.	Renewal of Mr. Bernard Arnault's appointment as a Member of the Supervisory Board	Management	For	For
10.	Renewal of Mr. Francois Roussely's appointment as a Member of the Supervisory Board	Management	For	For
11.	Renewal of Mr. Raymond H. Levy's appointment as a Member of the Supervisory Board	Management	For	For
12.	Nomination of Mr. Patrick Valroff as a new Member of the Supervisory Board, replacing Mr. Rene Carron, whose term of office has ended	Management	For	For
13.	Nomination of Mr. Jean-Claude Magendie as a new Member of the Supervisory Board	Management	For	For
14.	Powers to accomplish the necessary formalities	Management	For	For
O.A
PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:
Appointment of Mr. Guy Wyser-Pratte as a new member of the
Supervisory Board. The Ordinary General Meeting appoints Mr.
Guy Wyser-Pratte as a new member of the Supervisory Board for a term of four years
		Shareholder	Against	For
E.B	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: Amendments to Articles 7, 11, 20 and 21 concerning the nature of the general partners' agreement on decisions taken at the shareholders' meeting	Shareholder	Against	For

To view addition information on the Corporate Governance
Practices please copy-and paste the below link into your internet browser:  https://materials.proxy-
vote.com/Approved/99999Z/19840101/SHLTR_58031.pdf
Non-Voting
	To obtain a copy of the proxy card please copy and paste the below link into y-ou interenet browser: https://materials.proxyvote.com/Approved/99999Z/1984010- 1/NPS_58356.PDF	Non-Voting

ANHEUSER-BUSCH INBEV SA, BRUXELLES
Security	B6399C107	Meeting Type		MIX
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	BE0003793107	Agenda		702358753 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
A.1	Amend the Article 13, 3 of the Articles of Association in order to set the term of the mandate of the Directors at 4 years, unless the shareholders' meeting fixes a shorter term	Management	For	For
A.2	Approve the insertion of a new Article 36bis in the Articles of Association, as specified	Management	For	For
A3.A
Special report by the Board of Directors on the issuance of
subscription right-s and the exclusion of the preference right of the existing shareholders in fa-vor of specific persons, drawn up in accordance with Articles 583, 596 and 598-of the Companies
Code
Non-Voting
A.3.B
Special report by the statutory Auditor on the exclusion of the preference rig-ht of the existing shareholders in favor of specific persons, drawn up in acco-rdance with Articles 596 and 598 of the
Companies Code
Non-Voting
A.3.C
Approve to exclude the preference right of the existing
shareholders in relation to the issuance of subscription rights in favor of all current Directors of the Company, as identified in the report referred under resolution A.3.A
		Management	For	For
A.3.D
Approve the issuance of 215,000 subscription rights and
determining their terms and conditions (as such terms and
conditions are appended to report referred under Resolution A.3.A
); the main provisions of these terms and conditions can be
summarized as specified
		Management	For	For
A.3.E
Approve to increase the capital of the Company, under the
condition precedent and to the extent of the exercise of the subscription rights, for a maximum amount equal to the number of subscription rights multiplied by their exercise price and allocation of the issuance premium to an account not available for
distribution
		Management	For	For
A.3.F
Grant powers to 2 Directors acting jointly to have recorded by notarial deed the exercise of the subscription rights, the
corresponding increase of the capital, the number of new shares issued, the resulting modification to the Articles of Association and the allocation of the issuance premium to an account not available for distribution
		Management	For	For
B.1	Management report by the Board of Directors on the accounting YE on 31 DEC 200-9	Non-Voting
B.2	Report by the statutory Auditor on the accounting YE on 31 DEC 2009	Non-Voting
B.3
Communication of the consolidated annual accounts relating to the accounting Y-E on 31 DEC 2009, as well as the management report by the Board of Directors a-nd the report by the statutory
Auditor on the consolidated annual accounts
Non-Voting
B.4
Approve the statutory annual accounts relating to the accounting
YE on 31 DEC 2009, including the specified allocation of the result: EUR profit of the accounting year: EUR 6,378,211; profit carried forward from the preceding accounting year: EUR
1,282,104; result to be allocated: 7,660,315; deduction for the unavailable reserve: 37,085 gross dividend for the shares: EUR
605,033; balance of carried forward profit: 7,018,197
		Management	For	For
B.5	Grant discharge to the Directors for the performance of their duties during the accounting YE on 31 DEC 2009	Management	For	For
B.6	Grant discharge to the statutory Auditor for the performance of his duties during the accounting YE on 31 DEC 2009	Management	For	For
B.7.A	Approve to renew the appointment as Director of Mr. Alexandre Van Damme, for a period of 4 years ending after the shareholders' meeting which will be asked to approve the accounts for the year 2013	Management	For	For
B.7.B
Approve to renew the appointment as a Director of Mr. Gregoire de Spoelberch, for a period of 4 years ending after the
shareholders' meeting which will be asked to approve the
accounts for the year 2013
		Management	For	For
B.7.C
Approve to renew the appointment as a Director of Mr. Carlos
Alberto da Veiga Sicupira, for a period of 4 years ending after the shareholders meeting which will be asked to approve the accounts for the year 2013
		Management	For	For
B.7.D
Approve to renew the appointment as a Director of Mr. Jorge
Paulo Lemann, for a period of 4 years ending after the
shareholders' meeting which will be asked to approve the
accounts for the year 2013; the Company's Corporate
Governance Charter provides that the term of office of the
Directors shall end immediately after the annual shareholders'
meeting following their 70th birthday, except as approved by the
Board of Directors in special cases; the Board considers that an exception to such age limit is justified for Mr. Lemann considering the key strategic role that he has played and continues to play as one of the controlling shareholders of the Company since its
combination with AmBev   Companhia de Bebidas das Americas
		Management	For	For
B.7.E
Approve to renew the appointment as a Director of Mr. Roberto
Moses Thompson Motta, for a period of 4 years ending after the shareholders' meeting which will be asked to approve the
accounts for the year 2013
		Management	For	For
B.7.F
Approve to renew the appointment as a Director of Mr. Marcel
Herrmann Telles, for a period of 4 years ending after the
shareholders meeting which will be asked to approve the accounts for the year 2013
		Management	For	For
B.7.G
Approve to renew the appointment as a Independent Director of
Mr. Jean-Luc Dehaene, for a period of 1 year ending after the shareholders meeting which will be asked to approve the accounts for the year 2010; the renewal of the mandate for only 1 year is in line with the Company's Corporate Governance Charter which
provides that the term of office of the Directors shall end
immediately after the shareholders' meeting following their 70th birthday; Mr. Dehaene complies with the functional, family and financial criteria of independence as provided for in Article 526ter
		Management	For	For

of the Companies Code and in the Company's Corporate
Governance Charter, except for the requirement not to have been a Non-Executive Director of the Company for more than 3
successive terms (Article 526ter, paragraph 1, 2); except when legally required to apply the definition of Article 526ter, paragraph
1, 2, the Board proposes to consider that Mr. Dehaene continues to qualify as Independent Director; the Board is of the opinion that the quality and independence of the contribution of Mr. Dehaene to the functioning of the Board has not been influenced by the length of his tenure; Mr. Dehaene has acquired a superior
understanding of the Company's business, its underlying strategy and specific culture and in light of his particular experience, reputation and background it is in the Company's best interests to renew him as an Independent Director for an additional term of 1 year; moreover, Mr. Dehaene expressly stated and the Board is of the opinion that he does not have any relationship with any
company which could compromise his independence

B.7.H
Approve to renew the appointment as an Independent Director of
Mr. Mark Winkelman, for a period of 4 years ending after the shareholders meeting which will be asked to approve the accounts for the year 2013; Mr. Winkelman complies with the functional, family and financial criteria of independence as provided for in
Article 526ter of the Companies Code and in the Company's
Corporate Governance Charter; moreover, Mr. Winkelman
expressly stated and the Board is of the opinion that he does not have any relationship with any company which could compromise his independence
		Management	For	For
B.8
Approve the recommendation of the Audit Committee, for a period of 3 years ending after the shareholders' meeting which will be asked to approve the accounts for the year 2012, as statutory auditor of Pricewaterhouse Coopers, PWC, Woluwe Garden,
Woluwedal 18, B-1932 Sint-Stevens-Woluwe, represented by Mr.
Yves Vandenplas, reviseur d'entreprises, and setting, in
agreement with this Company, its yearly remuneration to 52,000
Euro
		Management	For	For
B.9.A
Approve the remuneration report for the FY 2009 (as specified in the 2009 annual report) including the amended executive
remuneration policy, applicable as from 2010; such policy
provides for the possibility of granting the annual incentive in the form of shares that are immediately vested, subject to a 5-year lock-up period; in addition, the executive remuneration policy provides that the company may also grant matching shares (in the form of restricted stock units) and stock options, the value of which can exceed 25% of the annual remuneration and which vest after a period of five years but without being subject to a specific performance test. Special forfeiture rules apply to matching shares and stock options in case of termination of service before the end of the five-year vesting period; the 2009 annual report and
remuneration report containing the executive remuneration policy, can be reviewed as indicated at the end of this notice
		Management	For	For
B.9BA
Grant approximately 35 Executives of the Company and/or its
majority-owned subsidiaries of 5,732,542 options in DEC 2009 under the Dividend Waiver Program as specified in the
remuneration report; each option gives the grantee the right to purchase one existing share in the Company; the exercise price of each option is EUR 33.24, which corresponds to the fair value of the Company share at the time of granting of the options; the grant was meant to allow for global mobility of Executives who were relocated to the US while complying with all legal and tax obligations with respect to outstanding options before 01 JAN
2010
		Management	For	For
B.9BB
Approve the exchange with approximately 15 Executives of the
Company and/or its majority-owned subsidiaries of 4,084,770
options of the NOV 2008 Exceptional Grant and 360,000 options of the APR 2009 Exceptional Grant against 2,764,302 million
Anheuser-Busch InBev shares under the Exchange Program as
specified in the remuneration report; the exchange was meant to allow for global mobility of Executives who were relocated to the
US while complying with all legal and tax obligations with respect to outstanding options before 01 JAN 2010
		Management	For	For
B.9BC
Approve to confirm the grant in DEC 2009 of 2,994,615 options to employees of Anheuser-Busch Companies Inc. and/or its majority-
owned subsidiaries; each option will give the grantee the right to purchase one existing share in the Company; the exercise price of each option is EUR 35.705 which corresponds to the fair value of the Company share at the time of granting of the options; the options will become exercisable after 5 years and have a lifetime of 10 years; this grant was made according to a pre-merger
obligation
		Management	For	For
B.9BD
Approve to confirm the grant in DEC 2009 of 1,626,069 Long
Term Incentive Stock Options to employees of the Company
and/or its majority owned subsidiaries; each option gives the grantee the right to purchase 1 existing share in the Company; the exercise price of each option is EUR 35.90 which corresponds to the fair value of the Company share at the time of granting of the options; the options will become exercisable after 5 years and have a lifetime of 10 years
		Management	For	For
B.9BE
Approve to confirm the grant in MAR 2010 of approximately
350,000 existing shares of the Company and 1,200,000 matching restricted stock units to employees of the Company and/or its majority owned subsidiaries; each share is subject to a 5-year lock-up period; each matching restricted stock unit will vest only after a 5-year vesting period; this grant was done in the framework of the new Share-Based Compensation Plan of the Company as
specified in the Executive remuneration policy referred to in resolution 9.A
		Management	For	For
B.10A
Approve, in accordance with Article 556 of the Companies Code, condition 7.5 of the terms & conditions (Change of Control Put) of the EUR 15,000,000,000 updated Euro Medium Term Note
Programme dated 24 FEB 2010 of the Company and Brandbrew
SA (the Issuers) and Deutsche Bank AG., London Branch, acting as Arranger (the Updated EMTN Programme), which may be
applicable in the case of Notes issued under the Updated EMTN
Programme and any other provision in the Updated EMTN
Programme granting rights to third parties which could affect the
Company's assets or could impose an obligation on the Company where in each case the exercise of those rights is dependent on the launch of a public take-over bid over the shares of the
Company or on a Change of Control (as specified in the terms &
conditions of the updated EMTN Programme), as specified; a
change of control put is specified in the applicable Final Terms of the Notes, condition 7.5 of the terms & conditions of the updated
EMTN Programme grants, to any noteholder, in essence, the right to request the redemption of his Notes at the redemption amount specified in the final terms of the notes, together, if appropriate, with interest accrued upon the occurrence of a Change of Control and a related downgrade in the notes to sub-investment grade
		Management	For	For
B.10B
Approve, in accordance with Article 556 of the Companies Code, the Change of Control clause of the USD 3,000,000,000 notes
issued in MAY 2009, consisting of USD 1,550,000,000 5.375%
notes due 2014, USD 1,000,000,000 6.875 % notes due 2019 and
USD 450,000,000 8.00 % Notes due 2039 (the Notes), and the
Change of Control clause of the USD 5,500,000,000 Notes issued in OCT 2009, consisting of USD 1,500,000,000 3 % Notes due
2012, USD 1,250,000,000 4.125 % Notes due 2015, USD
2,250,000,000 5.375 % Notes due 2020 and USD 500,000,000
6.375 % Notes due 2040 (the Unregistered Notes), the Change of
Control clause of the USD 5,500,000,000 Registered Notes issued in FEB 2010, consisting of USD 1,500,000,000 3% Notes due
2012, USD 1,250,000,000 4.125% Notes due 2015, USD
2,250,000,000 5.375% Notes due 2020 and USD 500,000,000
6.375% Notes due 2040 and offered in exchange for
corresponding amounts of the corresponding Unregistered Notes in accordance with a US Form F-4 Registration Statement (the
Registration Statement), pursuant to an exchange offer launched by Anheuser-Busch InBev Worldwide Inc. in the US on 08 JAN
2010 and closed on 08 FEB 2010 (the Registered Notes),
whereby each of the Notes, unregistered Notes and Registered
Notes are issued by Anheuser-Busch InBev Worldwide Inc. (with an unconditional and irrevocable guarantee as to payment of
principal and interest from the Company) and (iv) any other
provision applicable to the Notes, Unregistered Notes or
Registered Notes granting rights to third parties which could affect the Company's assets or could impose an obligation on the
Company where in each case the exercise of those rights is
dependent on the launch of a public take-over bid over the shares of the Company or on a Change of Control (as specified in the
Offering Memorandum with respect to the Notes or the
Unregistered Notes, as the case may be, and in the Registration
Statement with respect to the Registered Notes); the Change of
Control clause grants to any Noteholder, in essence, the right to request the redemption of his Notes at a repurchase price in cash of 101% of their principal amount (plus interest accrued) upon the occurrence of a Change of Control and a related downgrade in the
Notes to sub-investment grade
		Management	For	For
B.10C
Approve, in accordance with Article 556 of the Companies Code,
Clause 17 (Mandatory Prepayment) of the USD 13,000,000,000
senior facilities agreement dated 26 FEB 2010 entered into by the
Company and Anheuser-Busch InBev Worldwide Inc. as original
borrowers, the original guarantors and original lenders listed therein, Banc of America Securities Limited, Banco Santander,
S.A., Barclays Capital, Deutsche Bank AG, London Branch, Fortis
Bank SA/NV, ING Bank NV, Intesa Sanpaolo S.P.A., J.P. Morgan
PLC, Mizuho Corporate Bank, Ltd, The Royal Bank of Scotland
PLC, Societe Generale Corporate and Investment Banking, the
Corporate and Investment Banking division of Societe Generale and the Bank of Tokyo-Mitsubishi UFJ, LTD. as mandated lead
arrangers and bookrunners and Fortis Bank SA/NV as agent and issuing bank (as amended and/or amended and restated from
time to time) (the Senior Facilities Agreement) and any other provision of the Senior Facilities Agreement granting rights to 3rd parties which could affect the Company's assets or could impose an obligation on the Company where in each case the exercise of those rights is dependent on the launch of a public take-over bid over the shares of the Company or on a Change of Control (as specified in the Senior Facilities Agreement); Clause 17 of the
Senior Facilities Agreement grants, in essence, to any lender under the Senior Facilities Agreement, upon a Change of Control
		Management	For	For

over the Company, the right (i) not to fund any loan or letter of credit (other than a rollover loan meeting certain conditions) and
(ii) (by not less than 30 days written notice) to cancel its undrawn commitments and require repayment of its participations in the loans or letters of credit, together with accrued interest thereon, and all other amounts owed to such lender under the Senior
Facilities Agreement (and certain related documents)

B.10D
Approve, in accordance with Article 556 of the Companies Code,
Clause 8.1 (Change of Control or Sale) of the USD 4,200,000,000
term facilities agreement dated 26 FEB 2010 entered into by the
Company and Anheuser-Busch InBev Worldwide Inc. as original
borrowers, the original guarantors and original lenders listed therein, Banco Santander S.A., London Branch and Fortis Bank
SA/NV as mandated lead arrangers and bookrunners and Fortis
Bank SA/NV as agent (as amended and/or amended and restated
from time to time) (the Term Facilities Agreement) and (ii) any other provision of the Term Facilities Agreement granting rights to
3rd parties which could affect the Company's assets or could impose an obligation on the Company where in each case the
exercise of those rights is dependent on the launch of a public take-over bid over the shares of the Company or on a Change of
Control (as specified in the Term Facilities Agreement); Clause
8.1 of the Term Facilities Agreement grants, in essence, to any lender under the Term Facilities Agreement, upon a Change of
Control over the Company, the right (i) not to fund any loan and (ii)
(by not less than 30 days written notice) to cancel its undrawn commitments and require repayment of its participations in the loans, together with accrued interest thereon, and all other amounts owed to such lender under the Term Facilities
Agreement (and certain related documents)
		Management	For	For
C.
Grant powers to Mr. Benoit Loore, VP Legal Corporate, with
power to substitute and without prejudice to other delegations of powers to the extent applicable, for (i) the restatements of the
Articles of Association as a result of all changes referred to above, the signing of the restated articles of association and their filings with the clerk's office of the Commercial Court of Brussels, (ii) the filing with the same clerk's office of the resolutions referred under
Resolution B.10 and (iii) any other filings and publication
formalities in relation to the above resolutions
		Management	For	For

GOLDEN AGRI-RESOURCES LTD.
Security	ADPV11073	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	MU0117U00026	Agenda		702359060 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Received and adopt the audited financial statements for the YE 31 DEC 2009 together with the Directors' and the Auditors' reports thereon	Management	For	For
2	Declare a first and final dividend of SGD 0.00495 per ordinary share for the YE 31 DEC 2009	Management	For	For
3	Approve the Directors' fees of SGD 258,336 for the YE 31 DEC 2009	Management	For	For
4	Re-elect Mr. Frankle Djafar Widjaja as a Director, who retires by rotation pursuant to Article 90 of the Constitution of the Company	Management	For	For
5	Re-elect Mr. Simon Lim as a Director who retires by rotation pursuant to Article 90 of the Constitution of the Company	Management	For	For
6	Re-elect Mr. Hong Pian Tee as a Director who retires by rotation pursuant to Article 90 of the Constitution of the Company	Management	For	For
7	Re-appoint Moore Stephens LLP as the Auditors and authorize the Directors to fix their remuneration	Management	For	For
8
Authorize the Directors of the Company, pursuant to The
Companies Act 2001 of Mauritius and the Listing Rules of the
Singapore Exchange Securities Trading Limited, to allot and issue
(including the allotment and issue of shares and convertible securities pursuant to offers, agreements or options made or granted by the Company while this authority remains in force) or otherwise dispose of shares in the Company (including making and granting offers, agreements and options which would or which might require shares and convertible securities to be allotted, issued or otherwise disposed of) at any time, whether during the continuance of such authority or thereafter, to such persons, upon such terms and conditions and for such purposes as the Directors
CONTD.
		Management	For	For
-
CONTD. may in their absolute discretion deem fit without first offering such-shares and convertible securities to the members of the Company provided that-the aggregate number of shares and convertible securities to be issued-pursuant to this Resolution shall not exceed 50% of the issued share capital-of the Company
(excluding treasury shares) at the date of this Resolution,-and provided further that where members of the Company with
registered-addresses in Singapore are not given an opportunity to participate in the-same on a pro-rata basis, then the shares and convertible securities to be-issued under such circumstances shall not exceed 20% of the issued share-capital of the Company
(excluding treasury shares) at the date of this-Resolution
Non-Voting
9
Authorize the the Directors of the Company, subject to and
pursuant to the share issue mandate in Resolution 8 above being obtained, and notwithstanding the 50% limit in Resolution 8
above, that pursuant to The Companies Act 2001 of Mauritius and in accordance with and subject to the requirements of the
Singapore Exchange Securities Trading Limited, to allot and issue shares in the Company at any time by way of a pro-rata
		Management	For	For

renounceable rights issue to shareholders of the Company upon such terms and conditions and for such purposes as the Directors may in their absolute discretion deem fit provided that the
aggregate number of shares to be issued pursuant to this
Resolution shall not exceed 100% of the issued share capital of the Company (excluding treasury shares) at the date of this
Resolution

10
Authorize the Directors of the Company, subject to and pursuant to the share issue mandate in Resolution 8 above being obtained, to allot and issue new shares on a non pro-rata basis at an issue price per new share which shall be determined by the Directors in their absolute discretion provided that such price shall not represent more than 20% discount to the weighted average price per share determined in accordance with the requirements of the
Singapore Exchange Securities Trading Limited
		Management	For	For
11
Authorize the Directors of the Company of all the powers of the
Company, for the purposes of The Companies Act 2001 of
Mauritius (the Act), to purchase or otherwise acquire ordinary shares (Shares) in the issued share capital of the Company not exceeding in aggregate the Prescribed Limit (as specified), at such price or price as may be determined by the Directors from time to time up to the Maximum Price (as specified), whether by way of: market purchases (each a Market Purchase) on the
Singapore Exchange Securities Trading Limited (SGX-ST); and/or
off-market purchases (each an Off-Market Purchase) effected in accordance with any equal access schemes as may be
determined or formulated by the Directors as they consider fit, which schemes shall satisfy all the conditions prescribed by the
Act, and otherwise in accordance with all other laws, regulations and rules of the SGX-ST as may for the time CONTD.
		Management	For	For
-
CONTD. being be applicable, and approved generally and
unconditionally (the-Share Purchase Mandate);  Authority expires the earlier of the next AGM of-the Company is held; or the date by which the next AGM of the Company is-required by law to be held
; and authorize the Directors of the Company to-complete and do all such acts and things (including executing such documents-as may be required) as they may consider expedient or necessary to give-effect to the transactions contemplated by this Resolution
Non-Voting
12
Approve that pursuant to Chapter 9 of the Listing Manual of the
Singapore Exchange Securities Trading Limited, approval be
given to the Company, its subsidiaries and associated companies that are not listed on the Singapore Exchange Securities Trading
Limited or an approved exchange, provided that the Company and its subsidiaries (the Group), or the Group and its interested person(s), has control over the associated companies, or any of them to enter into any of the transactions falling within the types of
Interested Person Transactions, particulars of which are set as specified, with any CONTD.
		Management	For	For
-
CONTD. party who is of the class of Interested Persons as
specified; provided-that such transactions are carried out in the ordinary course of business and-in accordance with the guidelines of the Company for Interested Person-Transactions as specified;
that the IPT Mandate shall, unless revoked or-varied by the
Company in members meeting, continue in force until the next-
AGM of the Company; and authorize the Directors of the
Company to complete-and do all such acts and things (including executing all such documents as-may be required) as they may consider expedient or necessary or in the-interests of the
Company to give effect to the IPT Mandate and/or this-Resolution
Non-Voting

DEUTSCHE POST AG
Security	D19225107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	DE0005552004	Agenda		702296713 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED
DEPENDING ON SOME SUBCUSTODIANS'-PROCESSING IN
THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE TO-OBTAIN BLOCKING INFORMATION
FOR YOUR ACCOUNTS.
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY wit-h the report of the Supervisory Board, the group financial statements and grou-p annual report as well as the report pursuant to Sections 289[4] and 315[ 4]-of the German
Commercial Code
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
880,797,457.47 as follows: payment of a dividend of EUR 0.60 per share EUR 155,387,933.07 shall be carried for ward Ex-dividend and payable date: 29 APR 2010
		Management	For	For
3.	Ratification of the acts of the Board of Managing Directors	Management	For	For
4.	Ratification of the acts of the Supervisor y Board	Management	For	For
5.	Appointment of Auditors f or the 2010 FY: PricewaterhouseCoopers AG, Dusseldorf	Management	For	For
6.
Authorization to acquire own shares, the Company shall be
authorized to acquire own shares of up to 10% of its share capital, at a price not deviating more than 10% from the market price of the shares, on or before 27 APR 2015, the Board of Managing
Directors shall be authorized to dispose of the shares in a manner other than the stock exchange or by way of a public offer to all shareholders if the shares are sold at a price not materially below their market price, and to retire the shares
		Management	For	For
7.	Approval of the use of derivatives [call and put options] for the purpose of acquiring own shares as per item 6	Management	For	For
8.	Approval of the remuneration system for members of the Board of Managing Directors	Management	For	For
9.	Re-election of Roland Oetker to the Supervisory Board	Management	For	For
10.
Amendments of the Articles of Association in respect of the
Supervisory Board remuneration as of the 2011 FY, the fixed
remuneration shall be increased to EUR 4 0,000 and the
attendance fee to EUR 1,000 per member
		Management	For	For
11.
Further amendments to the Articles of Association as follows:
11.a] Section 14 [5], the majority of the votes cast shall be necessary for resolutions by the Supervisory Board if there is no other majority mandatory, in case of two election ties after another, the Chairman shall receive two votes; 11.b] Section 18
[2]shall be a mended in respect of the shareholders, meeting being announced at least 30 days prior to the date of the meeting;
11.c] Section 19 [1], in respect of shareholders being entitled to participate and vote at the shareholders meeting if they register with the Company by the sixth day prior to the meeting and
provide evidence of their shareholding as per the statutory record date; 11.d] Section 19 [2] in respect of the Board of Managing
Directors being authorized to permit shareholders to absentee vote in written form or by electronic means at a shareholders
meeting;11.e] Section 19 [3], in respect of proxy- voting
instructions being issued as stipulated by law, the
issuance/withdrawal of proxy-voting instructions must be effected in written form; 11.f] Section 19 [4], in respect of the Chairman of the shareholders meeting being authorized to permit the
audiovisual transmission of the meeting; 11.g] Section 22 [1], in respect of the Board of Managing Directors being obliged to list the financial statements and the group financial statements as well as the annual report and the group annual report for the past FY within the first 3 months of the current year and to present them to the Supervisory Board, together with the proposal for resolution on the appropriation of the distributable profit
		Management	For	For

COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS
MEETING. A LINK TO THE COUNTER P-ROPOSAL
INFORMATION IS AVAILABLE IN THE MATERIAL URL
SECTION OF THE APPLICATIO-N. IF YOU WISH TO ACT ON
THESE ITEMS, YOU WILL NEED TO REQUEST A MEETING
ATTEN-D AND VOTE YOUR SHARES AT THE COMPANYS
MEETING.
Non-Voting

ROYAL BK SCOTLAND GROUP PLC
Security	G76891111	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	GB0007547838	Agenda		702301285 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and approve the accounts for the FYE 31 DEC 2009 and the reports of the Directors and the Auditors thereon	Management	For	For
2	Approve the remuneration report contained within the report and accounts for the FYE 31 DEC 2009	Management	For	For
3	Election of Sir Sandy Crombie as a Director	Management	For	For
4	Election of Bruce Van Saun as a Director	Management	For	For
5	Election of Philip Scott as a Director	Management	For	For
6	Election of Penny Hughes as a Director	Management	For	For
7	Election of Brendan Nelson as a Director	Management	For	For
8	Re-election of Joe Machale a s a Director	Management	For	For
9	Re-election of Philip Hampton as a Director	Management	For	For
10	Re-appoint Deloitte LLP as the Auditors	Management	For	For
11	Authorize the Audit Committee to fix the remuneration of the Auditors	Management	For	For
12	Approve to renew the Directors authority to allot ordinary shares	Management	For	For
S.13	Approve to renew the Directors authority to allot shares on a non- pre-emptive basis	Management	For	For
14	Approve the consolidation and sub-division of shares	Management	For	For
S.15	Approve to permit the holding of general meetings at 14 days notice	Management	For	For
16	Approve the RBS 2010 Long Term Incentive Plan	Management	For	For
17	Approve to renew the Employee Share Ownership Plan	Management	For	For
S.18	Adopt the new Articles of Association	Management	For	For
19	Grant authority for the political donations and expenditure by the Company in terms of Section 366 of the Companies Act 2006	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN RESOLUTION TYPE. IF YOU H-AVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YO-U DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AKTIENG
Security	D55535104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	DE0008430026	Agenda		702305308 - Management
Item	Proposal	Type	Vote	For/Against Management

Please note that shareholders must be registered in beneficial owner name to b-e eligible to vote at this meeting. To facilitate registration, your initial v-ote instruction must reach Broadridge by
2pm on April 12th, 2010. Broadridge w-ill disclose the beneficial owner information for voted accounts and blocking-may apply.
Please contact your client service representative for further detai-
ls.
Non-Voting

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS USUAL
THANK YOU
Non-Voting
1.a	Submission of the report of the Supervisory Board and the corporate governance-report including the remuneration report for the financial year 2009	Non-Voting
1.b
Submission of the adopted Company financial statements and
management report f-or the financial year 2009, the approved consolidated financial statements and-management report for the
Group for the financial year 2009, and the explanat-ory report on the information in accordance with Sections 289 para. 4 and 315-
para. 4 of the German Commercial Code
Non-Voting
2.	Resolution on the appropriation of the net retained profits from the financial year 2009	Management	For	For
3.	Resolution to approve the actions of the Board of Management	Management	For	For
4.	Resolution to approve the actions of the Supervisory Board	Management	For	For
5.	Resolution to approve the remuneration system for the Board of Management	Management	For	For
6.	Resolution to appoint a member of the Supervisory Board: Dr. Benita Ferrero-Waldner	Management	For	For
7.	Resolution to authorise the buy-back and utilisation of own shares as well as the option to exclude subscription and pre-emptive rights	Management	For	For
8.	Resolution to authorise the buy-back of own shares using derivatives as well as the option to exclude subscription and pre- emptive rights	Management	For	For
9.
Resolution to authorise the issue of convertible bonds and/or bonds with warrants with the option of excluding subscription rights; to cancel Contingent Capital Increase 2005; to create a new contingent capital (Contingent Capital Increase 2010); and to make the relevant amendment to the Articles of Association
		Management	For	For
10.	Resolution to amend Articles 6 (registration for the Annual General Meeting) and 7 (exercise of voting rights by proxies) of the Articles of Association	Management	For	For
11.	Resolution to amend Article 6 of the Articles of Association (information for shareholders)	Management	For	For

COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS
MEETING. A LINK TO THE COUNTER P-ROPOSAL
INFORMATION IS AVAILABLE IN THE MATERIAL URL
SECTION OF THE APPLICATIO-N. IF YOU WISH TO ACT ON
THESE ITEMS, YOU WILL NEED TO REQUEST A MEETING
ATTEN-D AND VOTE YOUR SHARES AT THE COMPANYS
MEETING.
Non-Voting

UNIBAIL-RODAMCO SE, PARIS
Security	F95094110	Meeting Type		MIX
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	FR0000124711	Agenda		702305675 - Management
Item	Proposal	Type	Vote	For/Against Management
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0322/201003221000766.pdf	Non-Voting
O.1	Approve the annual accounts	Management	For	For
O.2	Approve the consolidated accounts	Management	For	For
O.3	Approve the allocation of the result	Management	For	For
O.4	Approve the distribution of a sum deducted on the contribution bonus line item	Management	For	For
O.5	Approve the regulated agreements and commitments	Management	For	For
O.6	Approve to renew Mr. Frans J. G. M. Cremers' appointment as a Member of the Supervisory Board	Management	For	For
O.7	Approve to renew Mr. Francois Jaclot's appointment as a Member of the Supervisory Board	Management	For	For
O.8	Authorize the Board of Directors in order to allow the Company to trade in its own shares	Management	For	For
E.9	Authorize the Board of Directors for the purpose of reducing the authorized capital by canceling shares held by the Company	Management	For	For
E.10	Powers for the required formalities	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN RECORD DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DE-CIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

WANT WANT CHINA HLDGS LTD
Security	G9431R103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	KYG9431R1039	Agenda		702307213 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ''IN FAVOR" OR "AGAINST"-FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Approve the financial statements and the reports of the Directors and the Auditor for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend for the YE 31 DEC 2009	Management	For	For
3.a	Re-elect Mr. Tsai Shao-Chung as a Director	Management	For	For
3.b	Re-elect Mr. Toh David Ka Hock as a Director	Management	For	For
3.c	Re-elect Mr. Lin Feng-I as a Director	Management	For	For
3.d	Re-elect Mr. Chien Wen-Guey as a Director	Management	For	For
3.e	Authorize the Board of Directors of the Company to fix the remuneration of all the Directors of the Company	Management	For	For
4	Re-appoint PricewaterhouseCoopers as the Company's Auditor and authorize the Board to fix their remuneration for the YE 31 DEC 2010	Management	For	For
5
Authorize the Directors of the Company to repurchase shares of
USD 0.02 each in the capital of the Company  "Shares"  during the relevant period, on The Stock Exchange of Hong Kong Limited the Stock Exchange  or on any other stock exchange on which the securities of the Company may be listed and recognized by the
Securities and Futures Commission of Hong Kong and the Stock
Exchange for this purposes, subject to and in accordance with all applicable Laws and the requirements of the Rules Governing the
Listing of Securities on the Stock Exchange or of any other stock exchange as amended from time to time, CONTD.
		Management	For	For
-
CONTD. not exceeding 10% of the aggregate nominal amount of
the share capital-of the Company in issue as at the date of
passing of this resolution 5 and-the said approval shall be limited accordingly; and  Authority expires the-earlier of the conclusion of the AGM of the Company or the expiration of the-period within which the next AGM of the Company is required by its Articles-of
Association or by any applicable law s
Non-Voting
6
Authorize the Directors, subject to this Resolution, during the
Relevant Period (as specified) to allot, issue and deal with additional Shares and to make or grant offers, agreements,
options and warrants which might require the exercise of such power, the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted (whether pursuant to an option or otherwise) by the Directors pursuant to the approval in this Resolution, otherwise than pursuant to, (i) a
Rights Issue (as.CONTD
		Management	For	For
-
CONTD.specified), (ii) any option scheme or similar arrangement for the time-being adopted for the grant or issue to officers and/or employees of the-Company and/or any of its subsidiaries of
Shares or rights to acquire Shares-or (iii) any scrip dividend or similar arrangement providing for the-allotment of Shares in lieu of the whole or part of a dividend on Shares in-accordance with the
Articles of Association of the Company, shall not exceed-20% of the aggregate nominal amount of the share capital of the.CONTD
Non-Voting
-
CONTD.Company in issue as at the date of passing of this
Resolution, and the-said approval shall be limited accordingly;
Authority expires the earlier of-the conclusion of the next AGM of the Company or the expiration of the period-within which the next
AGM of the Company is required to be convened under its-articles of association or any applicable law(s)
Non-Voting
7
Approve, subject to the passing of Resolutions 5 and 6, the
general mandate referred to in Resolution 6, by the addition to the aggregate nominal amount of the share capital of the Company which may be allotted or agreed to be allotted by the Directors of the Company pursuant to such general mandate an amount
representing the aggregate nominal amount of Shares
repurchased by the Company pursuant to the general mandate
referred to in Resolution 5 above provided that such amount shall not exceed 10% of the existing issued share capital of the
Company at the date of passing this Resolution 7
		Management	For	For

AVIVA PLC, LONDON
Security	G0683Q109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	GB0002162385	Agenda		702309281 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the annual reports and accounts	Management	For	For
2	Approve the final dividend	Management	For	For
3	Election of Andrea Moneta	Management	For	For
4	Election of Patrick Regan	Management	For	For
5	Election of Michael Hawker	Management	For	For
6	Election of Leslie Van de Walle	Management	For	For
7	Re elect Andrew Moss	Management	For	For
8	Re elect Colin Sharman	Management	For	For
9	Re elect Scott Wheway	Management	For	For
10	Re-appoint Ernst and Young LLP	Management	For	For
11	Approve the Auditors remuneration	Management	For	For
12	Authorize to allot securities	Management	For	For
S.13	Authorize the non pre emptive share allotments	Management	For	For
14	Approve the remuneration report	Management	For	For
15	Approve the Corporate responsibility report	Management	For	For
16	Approve the political donations	Management	For	For
S.17	Authorize to allot preference shares	Management	For	For
S.18	Approve the 14 days notice for general meeting	Management	For	For
S.19	Adopt the new Articles of Association	Management	For	For
S.20	Grant authority to purchase ordinary shares	Management	For	For
S.21	Grant authority to purchase 8 and 34th% preference shares	Management	For	For
S.22	Grant authority to purchase 8 and 38th% preference shares	Management	For	For

RICHTER GEDEON PLC
Security	X3124R133	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	HU0000067624	Agenda		702313228 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
-
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A-SECOND CALL ON DD
28 APR 2010 AT 16:00 HRS. CONSEQUENTLY, YOUR VOTING-
INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
UNLESS THE AGENDA IS AMENDED.-THANK YOU.
Non-Voting
1	Receive the report of the Board of Directors on the 2009 business activities of the Company and presentation of the draft annual report prepared in accordance with the Accounting Act	Management	For	For
2	Receive the report of the Auditor	Management	For	For
3	Receive the report of the Supervisory Board including the report of the Audit Committee	Management	For	For
4	Approve the determination and allocation of the 2009 after-tax profit of the Company, declaration of dividends for the 2009 business year on the common shares	Management	For	For
5	Approve the 2009 draft annual report of the Company prepared in accordance with the Accounting Act, including the 2009 balance sheet	Management	For	For
6	Receive the draft report on the 2009 business activities of the Richter Group and presentation of the Consolidated Report prepared in accordance with the IFRS	Management	For	For
7	Report of the Auditor on the draft Consolidated Report	Management	For	For
8	Report of the Supervisory Board including the report of the Audit Committee on the draft Consolidated Report	Management	For	For
9	Approve the draft 2009 consolidated report	Management	For	For
10	Receive the Corporate Governance report	Management	For	For
11	Authorize the Board of Directors for the purchase of own shares of the Company	Management	For	For
12	Amend the Company's statutes	Management	For	For
13	Approve the consolidated text of the Company's statutes	Management	For	For
14	Election of Members of the Board of Directors	Management	For	For
15	Approve the remuneration of the Members of the Board of Directors	Management	For	For
16	Approve the remuneration of the Members of the Supervisory Board	Management	For	For
17	Election of the Company's statutory Auditor	Management	For	For
18	Approve the remuneration of the Company's statutory Auditor	Management	For	For
19	Miscellaneous	Non-Voting

ATLAS COPCO AB
Security	W10020118	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	SE0000101032	Agenda		702314698 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
-	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID-VOTE OPTION. THANK YOU	Non-Voting
1	Opening of the meeting and election of Sune Carlsson as the Chairman of the Meeting	Management	For	For
2	Approve the voting list	Management	For	For
3	Approve the agenda	Management	For	For
4	Election of one or two persons to approve the minutes	Management	For	For
5	Approve to determine whether the Meeting has been properly convened or not	Management	For	For
6	Presentation of the annual report and the Auditor's report as well as the-consolidated annual report and the consolidated Auditor's report	Non-Voting
7	Approve the President's speech and the questions from Shareholders to the Board of Directors and the Management	Management	For	For
8	Receive the report on the functions of and work performed by the Board of Directors and its Audit Committee	Management	For	For
9.A	Approve the profit and loss account and the balance sheet and the consolidated profit and loss account and the consolidated balance sheet as well as the presentation by the Auditor balance sheet	Management	For	For
9.B	Grant discharge from liability of the Board Members and the President	Management	For	For
9.C	Approve to pay a dividend of SEK 3.00 per share for the year 2009	Management	For	For
9.D
Approve that 03 MAY 2010 shall be record day for the dividend; if the meeting decides as proposed, the dividend is expected to be distributed by Euroclear Sweden AB on 06 MAY 2010 as
proposed by the Board
		Management	For	For
10	Receive the report on the Nomination Committee and approve to determine the number of Board Members at ten	Management	For	For
11
Re-elect Sune Carlsson, Jacob Wallenberg, Staffan Bohman,
Christel Bories, Johan Forssell, Ronnie Leten, Ulla Litzen, Anders
Ullberg and Margareth Ovrum and election of Gunilla Nordstrom as the Members of the Board, and elect Sune Carlsson as the
Chairman and Jacob Wallenberg as the Vice Chairman of the
Board of Directors
		Management	For	For
12
Approve a fee of SEK 1,500,000 to the Chairman, SEK 550,000 to
the Vice Chairman and SEK 450,000 to each of the other seven
Board Members not employed by the Company; a fee to the
Members of the Audit Committee of SEK 200,000 to the Chairman
and SEK 125,000to the other Members of this Committee; a fee of
SEK 60,000 to each of the Members of the Remuneration
Committee and a fee of SEK 60,000 to each Board Member who,
in addition to the above, participates in a Committee in
accordance with a decision of the Board of Directors; approve that each nominated Board Member shall have the possibility to
choose between receiving 50% of the fee in the form of synthetic shares and the rest in cash and to receive the whole fee in cash;
CONTD.
		Management	For	For
-
CONTD. the proposal thus means that the total Board fee
amounts to a sum of-SEK 5,200,000 of which maximum SEK
2,600,000 can be in the form of synthetic-shares; authorize the
Board, until the next AGM, to decide on the acquisition-of shares in the Company at one or more occasions in accordance with the-
following: acquisition of not more than 70,000 series A shares; the shares-may only be acquired on NASDAQ OMX Stockholm; the
shares may only be acquired-at a price per share within the
registered trading interval at any given-point in time
Non-Voting
13	Election of the Registered Audit Company, Deloitte AB, as the Auditor until	Management	For	For
14.A	Approve the guiding principles for salary and other remuneration to the Senior Executives	Management	For	For
14.B	Approve a performance stock option plan for 2010	Management	For	For
14.C
Authorize the Board, until the next AGM, to decide, on one or more occasions, on the acquisition of shares in the Company as follows: acquisition of not more than 5,730,000 Series A shares;
the shares may only be acquired on NASDAQ OMX Stockholm;
the shares may only be acquired at a price per share within the registered trading interval at any given point in time; the
acquisition is made with the intention to limit the economic risk caused by an increase of the share value during the period the performance stock options remain outstanding, to be able to fulfill future delivery obligations under personnel option and matching share agreements, to cover alternative solutions and cash
settlements as well as to cover social charges; and approve to transfer shares in the Company in relation to the Company's
Personnel Option Program 2010, including the share
saving/matching share part
		Management	For	For
15
Authorize the Board, until the next AGM, to sell, at one or more occasions, a maximum of 1,600,000 Series A shares and
maximum of 2,400,000 Series B shares, in connection with the exercise of rights under the 2006 and 2007 Performance Stock
Option Plans and maximum 925,000 Series A shares in
connection with the exercise of rights under the 2008 performance stock option plan in order to cover costs, primarily alternative plans and social costs as well as cash settlements (plan 2008);
and that the sale shall take place on NASDAQ OMX Stockholm at a price within the registered price interval at any given time
		Management	For	For
16
Authorize the Board, until the next AGM and, considering the proposals above under Items 12 and 14 regarding mandate for the
Board to acquire shares as well as to the number of shares held by the Company, to decide on the acquisition of shares, at one or more occasions, in accordance with the following: acquisition of shares is allowed up to a maximum of 5% of all issued shares, excluding those shares that are held by the Company at the time of the AGM 2010, but including the shares the Company will
acquire based on mandates granted at that AGM; the shares may only be acquired on NASDAQ OMX Stockholm; and that the
shares may only be acquired at a price per share within the
registered trading interval at any given point in time
		Management	For	For
17	Approve the proposal regarding the Nomination Committee	Management	For	For
18	Closing of the Meeting	Non-Voting

ROLLS-ROYCE GROUP PLC, LONDON
Security	G7630U109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	GB0032836487	Agenda		702315525 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the Directors's report and financial statements for the YE 31 DEC 2009	Management	For	For
2	Approve the Director's remuneration report for the YE DEC 31 2009	Management	For	For
3	Re-elect Peter Byrom as a Director of the Company	Management	For	For
4	Re-elect Professor Peter Gregson as a Director of the Company	Management	For	For
5	Re-elect Helen Alexander as a Director of the Company	Management	For	For
6	Re-elect Dr. John McAdam as a Director of the Company	Management	For	For
7	Re-elect Andrew Shilston as a Director of the Company	Management	For	For
8	Re-appoint the Auditors and to authorize the Directors to agree their remuneration	Management	For	For
9	Authorize the allotment and issue of Company Shares	Management	For	For
10	Authorize political donations and political expenditure	Management	For	For
S.11	Approve to accept new Articles of Association	Management	For	For
S.12	Authorize the Directors to call general meetings on not less than 14 clear day's notice	Management	For	For
S.13	Authorize the Directors to allot shares	Management	For	For
S.14	Approve to display pre-emption rights	Management	For	For
S.15	Authorize the Company to purchase its own Ordinary Shares	Management	For	For

FINMECCANICA SPA
Security	T4502J151	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	IT0003856405	Agenda		702322758 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 29
APR 2010 (AND A THIRD CALL ON 30 APR 2010).
CONSEQUENTLY, YOUR-VOTING INSTRUCTIONS WILL
REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA IS
AMEN-DED. PLEASE BE ALSO ADVISED THAT YOUR
SHARES WILL BE BLOCKED UNTIL THE QUORUM-IS MET OR
THE MEETING IS CANCELLED. THANK YOU.
Non-Voting
1.	Amend the Articles 1, 12 and 14 of the Articles of Association, also in relation to Legislative Decree N. 27 of 27 JAN 2010	Management	For	For

TELMEX INTERNACIONAL SAB DE CV
Security	P9043M104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	MX01TE090014	Agenda		702335541 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the designation or ratification, as the case may be, of the Members of the Board of Directors who are to be appointed by the Series l shareholders; resolutions in this regard	Management	For	For
2	Approve the designation of delegates to carry out and formalize the resolutions passed by the meeting; resolutions in this regard	Management	For	For

BRITISH AMERN TOB PLC
Security	G1510J102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	GB0002875804	Agenda		702338131 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 647102 DUE TO CHANGE IN VO-TING STATUS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Receive the accounts and the reports of the Directors and Auditors for the YE 31 DEC 2009	Management	For	For
2.	Approve the remuneration report of the Directors for the YE 31 DEC 2009	Management	For	For
3.	Declare a final dividend of 71.6p per ordinary share in respect of the YE 31 DEC 2009, payable on 06 MAY 2010 to shareholders on the register at the close of business on 12 MAR 2010	Management	For	For
4.	Re-appoint PricewaterhouseCoopers LLP as the Company's Auditors	Management	For	For
5.	Authorize the Directors to agree on the Auditors' remuneration	Management	For	For
6.a	Re-appoint Dr. Ana Maria Llopis as a Director who retires by rotation	Management	For	For
6.b	Re-appoint Christine Morin-Postel as a Director who retires by rotation	Management	For	For
6.c	Re-appoint Anthony Ruys as a Director who retires by rotation	Management	For	For
7.	Re-appoint Richard Burrows as a Director	Management	For	For
8.
Authorize the Directors, in accordance with Section 551 of the
Companies Act 2006, to allot shares in the Company and to grant rights to subscribe for, or to convert any security into, shares in the Company ("Rights"): (a) up to an aggregate nominal amount of
GBP 166,391,574; and (b) up to a further aggregate nominal
amount of GBP 166,391,574 provided that: (i) they are equity securities (within the meaning of Section 560(1) of the Companies
Act 2006); and (ii) they are offered by way of a rights issue to holders ("shareholders") of ordinary shares of 25p each in the capital of the Company ("ordinary shares") on the register of members at such record dates as the Directors may determine
where the equity securities respectively attributable to the interests of the shareholders CONTD
		Management	For	For
-
CONTD are proportionate to the respective numbers of ordinary shares held or d-eemed to be held by them on any such record dates, subject to such exclusions-or other arrangements as the
Directors may deem necessary or expedient to deal-with treasury shares, fractional entitlements or legal or practical problems-
arising under the laws of any overseas territory or the
requirements of any re-gulatory body or stock exchange or by virtue of shares being represented by de-positary receipts or any other matter, provided that this; Authority shall exp-ire on the date of the next AGM of the Company after the passing of this Resol-
ution or, if earlier, on 28 JUL 2011 ; save that the Company shall be entitled-to make offers or agreements before the expiry of such authority which would-or might require shares to be allotted or
Rights to be granted
Non-Voting
S.9
Authorize the Directors, pursuant to Sections 570 and 573 of the
Companies Act 2006, to allot equity securities (within the meaning of Section 560 of that Act) for cash either pursuant to the authority conferred by Resolution 8 above or by way of a sale of treasury shares as if Section 561(1) of that Act did not apply to any such allotment, provided that this power shall be limited to: (a) the allotment of equity securities in connection with an offer of securities (but in the case of the authority granted under
paragraph (b) of Resolution 8 by way of rights issue only) in favor of the holders ("shareholders") of ordinary shares of 25p each in the capital of the Company ("ordinary shares") on the register of members at such record dates as the Directors may determine
where the equity securities respectively attributable to the interests CONTD
		Management	For	For
-
CONTD of the shareholders are proportionate (as nearly as may be practicable)-to the respective numbers of ordinary shares held or deemed to be held by them-on any such record dates, subject to such exclusions or other arrangements as-the Directors may deem necessary or expedient to deal with treasury shares, f-
ractional entitlements or legal or practical problems arising under the laws o-f any overseas territory or the requirements of any regulatory body or stock e-xchange or by virtue of shares being represented by depositary receipts or any-other matter; and (b)
the allotment (otherwise than pursuant to paragraph (a)-of this
Resolution 9) to any person or persons of equity securities up to an-aggregate nominal amount of GBP 24,958,736 and shall expire upon the expiry of-the general authority conferred by CONTD
Non-Voting
-
CONTD Resolution 8 above, save that the Company shall be
entitled to make offe-rs or agreements before the expiry of such power which would or might require-equity securities to be allotted after such expiry and the Directors shall be-entitled to allot equity securities pursuant to any such offer or agreement as-if the power conferred hereby had not expired
Non-Voting
S.10
Authorize the Company, for the purposes of Section 701 of the
Companies Act 2006, to make market purchases (within the
meaning of Section 693 (4) of that Act ) of ordinary shares of 25p each in the capital of the Company ("ordinary shares") provided that: (a) the maximum number of ordinary shares that may be
purchased is 199.6 million representing approximately 10% of the issued ordinary share capital of the Company as at 19 March
2010; (b) the minimum price that may be paid for an ordinary share is 25p; (c) the maximum price that may be paid for an
ordinary share is an amount equal to 105% of the average of the middle-market prices shown in the quotation for an ordinary share as derived from the London Stock Exchange Daily Official List for the five business days immediately preceding the day on which the ordinary CONTD
		Management	For	For
-
CONTD share is contracted to be purchased; Authority shall
expire on the date-of the next AGM of the Company after the
passing of this Resolution or, if ear-lier, on 28 JUL 2011 ; and the
Company shall be entitled to make offers or agr-eements before the expiry of such authority which would or might require share-s to be allotted or Rights to be granted (e) the Company may enter into a cont-ract to purchase its ordinary shares under this authority prior to its expiry,-which contract will or may be executed wholly or partly after such expiry, an-d may purchase its ordinary shares in pursuance of any such contract
Non-Voting
S.11	Approve that a general meeting, other than an AGM, may be called on not less than 14 clear days' notice	Management	For	For
S.12
Adopt, with effect from the end of the meeting, pursuant to
Resolution 13 being passed, the form of the Articles of Association produced to the meeting (the "New Articles") as the Articles of
Association of the Company in substitution for, and to the
exclusion of, the existing Articles of Association of the Company;
and, if Resolution 13 has not been passed, adopt the New Articles as the Articles of Association of the Company in substitution for, and to the exclusion of, the existing Articles of Association of the
Company save that Article 113 of the existing Articles of
Association shall be retained as Article 113 in the new Articles of
Association
		Management	For	For
S.13
Approve, that with effect from the end of the meeting: if Resolution
12 has been passed, the new Articles of Association of the
Company, adopted with effect from the end of the meeting, shall include the changes to Article 113 as set out in the New Articles;
and, if Resolution 12 has not been passed, amend the existing
Articles of Association of the Company by substituting Article 113 as set out in the New Articles for, and to the exclusion of, Article
113 of the existing Articles of Association of the Company
		Management	For	For

FORTIS SA/NV, BRUXELLES
Security	B4399L102	Meeting Type		MIX
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	BE0003801181	Agenda		702339626 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
1.	Opening	Non-Voting
2.1.1	Discussion of the annual report on the FY 2009	Non-Voting
2.1.2	Discussion of the consolidated annual accounts for the FY 2009	Non-Voting
2.1.3	Discussion and proposal to approve the statutory annual accounts of the compan-y for the FY 2009	Non-Voting
2.2.1	Information on the dividend policy	Non-Voting
2.2.2	Adopt a gross dividend for the 2009 FY of EUR 0.08 per Fortis Unit, the dividend will be payable as from 01 JUN 2010	Management	For	For
2.31A	Grant discharge Mr. Louis Cheung Chi Yan for the period 01 JAN 2009 through 01 FEB 2009	Management	For	For
2.31B	Grant discharge Mr. Philippe Bodson for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.31C	Grant discharge Mr. Richard Delbridge for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.31D	Grant discharge Mrs. Clara Furse for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.31E	Grant discharge Mr. Reiner Hagemann for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.31F	Grant discharge Mr. Jan Michiel Hessels for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.31G	Grant discharge Mr. Jacques Manardo for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.31H	Grant discharge Mr. Alois Michielsen for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.31I	Grant discharge Mr. Ronald Sandler for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.31J	Grant discharge Mr. Rana Talwar for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.31K	Grant discharge Mr. Klaas Westdijk for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.31L	Grant discharge Mr. Karel De Boeck for the period 01 JAN 2009 through 01 JUL 2009	Management	For	For
2.31M	Grant discharge Mr. Georges Ugeux for the period 13 FEB 2009 through 13 FEB 2009	Management	For	For
2.31N	Grant discharge Mr. Jozef De Mey for the period 13 FEB 2009 through 31 DEC 2009	Management	For	For
2.31O	Grant discharge Mr. Jan Zegering Hadders for the period 13 FEB 2009 through 31 DEC 2009	Management	For	For
2.31P	Grant discharge Mr. Frank Arts for the period 29 APR 2009 through 31 DEC 2009	Management	For	For
2.31Q	Grant discharge Mr. Guy de Selliers de Moranville for the period 29 APR 2009 through 31 DEC 2009	Management	For	For
2.31R	Grant discharge Mr. Roel Nieuwdorp for the period 29 APR 2009 through 31 DEC 2009	Management	For	For
2.31S	Grant discharge Mr. Lionel Perl for the period 29 APR 2009 through 31 DEC 2009	Management	For	For
2.31T	Grant discharge Mr. Shaoliang Jin for the period 29 APR 2009 through 31 DEC 2009	Management	For	For
2.31U	Grant discharge Mr. Bart De Smet for the period 18 SEP 2009 through 31 DEC 2009	Management	For	For
2.3.2	Grant discharge the Auditor for the FY 2009	Management	For	For
3.	Information on Fortis's governance relating to the reference codes and the app-licable provisions regarding corporate governance	Non-Voting
4.	Approve the remuneration policy for the Board Members and the Members of the Group Executive Committee as explained in the explanatory note	Management	For	For
5.
Approve the remuneration per Non-Executive Member of the
Board of Directors of Fortis SA/NV and Fortis N.V. as follows: a fixed annual retainer of EUR 45,000, an attendance fee of EUR
2,000 per Board meeting and an attendance fee of EUR 1,500 per
Board committee meeting in case of Members of the relevant
committee and EUR 2,000 in case of the Chairman of the relevant committee; for the Chairman of the Board of Directors a fixed annual retainer of EUR 60,000 and an attendance fee of EUR
2,500 per Board meeting
		Management	For	For
6.1
Appoint Mr. Bart De Smet as a Member of the Board of Directors
until the end of the OGM of Shareholders in 2013, Mr. Bart De
Smet will carry out the function of Executive Director and will hold the title of Chief Executive Officer in accordance with the Articles of Association, Mr. Bart De Smet was provisionally appointed by the Board of Directors on 01 JUL 2009
		Management	For	For
6.2
Appoint, subject to the approval of the Banking, Finance and
Insurance Commission and to the appointment as a Member of
the Board of Directors of Fortis N.V., Bridget McIntyre as a Non-
Executive Member of the Board of Directors until the end of the
OGM of Shareholders in 2013, Bridget McIntyre complies with the criteria set out in Article 526ter of the Belgian Companies Code
and will qualify as Independent Director within the meaning of this
Article
		Management	For	For
6.3
Appoint, subject to the approval of the Banking, Finance and
Insurance Commission and to the appointment as a Member of
the Board of Directors of Fortis N.V., Belen Romana as a Non-
Executive Member of the Board of Directors until the end of the
OGM of Shareholders in 2013, Belen Romana complies with the
criteria set out in Article 526ter of the Belgian Companies Code
and will qualify as Independent Director within the meaning of this
Article
		Management	For	For
E.7.1
Authorize the Board of Directors of the Company and the Boards
of its direct subsidiaries for a period of 18 months starting after the end of the General Meeting which will deliberate this point, to acquire Fortis Units, in which twinned Fortis SA/NV shares are incorporated, representing up to a maximum of 10% of the issued share capital, for a consideration equivalent to the closing price of the Fortis Unit on Euronext on the day immediately preceding the acquisition, plus a maximum of 15% or minus a maximum of 15%
		Management	For	For
E.7.2
Authorize the Board of Directors of the Company and the Boards
of its direct subsidiaries for a period of 18 months starting after the end of the General Meeting which will deliberate this point, to dispose of Fortis Units, in which twinned Fortis SA/NV shares are incorporated, under the conditions it will determine
		Management	For	For
E81.1	Amend the first sentence of Article 2 as specified	Management	For	For
E81.2	Approve to insert the specified new paragraph in Article 3 as specified	Management	For	For
E82.1	Communication of the special report by the Board of Directors on the use and p-urpose of the authorized capital prepared in accordance with Article 604 of th-e Belgian Companies Code	Non-Voting
E82.2
Authorize the Board of Directors to increase the Company capital by a maximum amount of EUR 88,200,000 to issue shares to
meet the coupon payment obligations under the financial
instruments mentioned in the special report by the Board of
Directors and to consequently cancel the unused balance of the authorized capital, as mentioned in Article 9 a) of the Articles of
Association, existing at the date of the publication in the Belgian
State Gazette of the amendment to the Articles of Association of the company resolved by the EGM of Shareholders which will
deliberate this point
		Management	For	For
E82.3
Authorize the Board of Directors to increase the Company capital by a maximum amount of EUR 168,000,000 to issue shares to
meet the obligation to redeem the principal amount of the
Redeemable Perpetual Cumulative Coupon Debt Securities
issued by Fortis Bank nv-sa in September 2001 and to
consequently cancel the unused balance of the authorized capital, as mentioned in Article 9 a) of the Articles of Association, existing at the date of the publication in the Belgian State Gazette of the amendment to the Articles of Association of the Company
resolved by the EGM of Shareholders which will deliberate this point
		Management	For	For
E82.4
Approve to modify the paragraph a) of Article 9 of the Articles of
Association worded as specified; the exact amount for which the
Board of Directors will ultimately be authorized to increase the company capital will depend on the outcome of the vote in relation to the proposed resolutions under items 8.2.2 and 8.2.3 by the
EGM of Shareholders of 28 APR 2010
		Management	For	For
E82.5	Amend Article 10 a) and d) as specified	Management	For	For
E.8.3	Approve to replace Article 17 as specified	Management	For	For
E.8.4	Approve to replace Article 28 as specified	Management	For	For
E.8.5
Authorize the Chairman, with the authority to sub-delegate, to make at the time when the coordinated text is drawn up the
necessary modifications to the Articles of Association, including to give effect to the new names of Fortis SA/NV and Fortis N.V.
		Management	For	For
9.	Closure	Non-Voting

WILMAR INTL LTD
Security	Y9586L109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	SG1T56930848	Agenda		702349689 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive and adopt the audited accounts for the YE 31 DEC 2009 and the reports of the Directors and Auditors thereon	Management	For	For
2.	Approve the payment of a proposed final one-tier tax exempt dividend of SGD 0.05 per ordinary share for the YE 31 DEC 2009	Management	For	For
3.	Approve the payment of the Director's fees of SGD 360,000 for the YE 31 DEC 2009	Management	For	For
4.	Re-elect Mr. Leong Horn Kee as a Director, retiring under Article 99	Management	For	For
5.	Re-elect Mr. Lee Hock Kuan as a Director, retiring under Article 99	Management	For	For
6.	Re-elect Mr. Kuok Khoon Ean as a Director, retiring under Article 99	Management	For	For
7.	Re-elect Mr. John Daniel Rice as a Director, retiring under Article 99	Management	For	For
8.	Re-elect Mr. Kuok Khoon Chen as a Director, retiring under Article 100	Management	For	For
9.	Re-appoint Ernst & Young LLP as the Auditors of the Company and to authorise the Directors to fix their remuneration	Management	For	For
10.
Approve, for the renewal of the mandate for the purposes of
Chapter 9 of the Listing Manual of Singapore Exchange Securities
Trading Limited, for the Company, its subsidiaries and associated
Companies [within the meaning of the said Chapter 9] or any of them to enter into transactions falling within the categories of
Interested Person Transactions as set out in the Company's
Addendum to Shareholders dated 01 APR 2010 [being an
addendum to the Annual Report of the Company for the FYE 31
DEC 2009 [the Addendum], with any party who is of the class or classes of interested persons described in the Addendum,
provided that such transactions are carried out on normal
commercial terms and will not be prejudicial to the interests of the
Company and its minority shareholders and are in accordance
with the procedures as set out in the Addendum [the IPT
Mandate]; [authority expires until the next AGM of the Company is held or is required by law to be held]; and authorize the Directors of the Company and/or to do all such acts and things [including, without limitation, executing all such documents as may be
required] as they and/or he may consider expedient or necessary or in the interests of the Company to give effect to the IPT
Mandate and/or this resolution
		Management	For	For
11.
Authorize the Directors of the Company, pursuant to Section 161 of the Companies Act, Chapter 50, and the listing rules of the
Singapore Exchange Securities Trading Limited [the ''SGX-ST'']
(including any supplemental measures thereto from time to time), to: issue shares in the capital of the Company whether by way of rights, bonus or otherwise; make or grant offers, agreements or options [collectively, Instruments] that might or would require shares to be issued or other transferable rights to subscribe for or purchase shares including but not limited to the creation and issue of warrants, debentures or other instruments convertible into shares; and issue additional Instruments arising from adjustments
		Management	For	For

made to the number of Instruments previously issued, while the authority conferred by shareholders was in force, in accordance with the terms of issue of such Instruments, [notwithstanding that such authority conferred by shareholders may have ceased to be in force]; at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute discretion deem fit; and [notwithstanding the authority conferred by the shareholders may have ceased to be in force]
issue shares in pursuance of any Instrument made or granted by the Directors while the authority was in force or any additional
Instrument referred to in [a][iii] above, provided always that (i) (a)
except in respect of a pro rate renounceable rights issue [the
Other Share Issue], the aggregate number of shares to be issued pursuant to this resolution [including shares to be issued in pursuance of Instruments made or granted pursuant to this
resolution] does not exceed 50% of the total number of issued shares [excluding treasury shares] in the capital of the Company at the time of passing of this Resolution [as specified in
accordance with subparagraph (ii) below], of which the aggregate number of shares other than on a pro rata basis to existing
shareholders [including shares to be issued in pursuance of
Instruments made or granted pursuant to this resolution] does not exceed 20% of the total number of issued shares [excluding
treasury shares] in the capital of the Company at the time of passing of this resolution [as specified in accordance with
subparagraph (ii) below]; in respect of a pro rate renounceable rights issue [the Renounceable Rights Issue] , the aggregate number of shares to be issued [including shares to be issued in pursuance of instruments made or garanted in connection with such renounceable rights issue] does not exceed 100% of the
total number of issued shares [excluding treasury shares] in the capital of the Company [as specified in accordance with
subparagraph (ii) below]; and the number of shares to be issued pursuant to the Other Shares Issues and Renounceable Rights
Issue shall not , in aggregate, exceed 100% of the total number of issued shares [excluding treasury shares] in the capital of the
Company [as specified in accordance with subparagraph (ii)
below]; [subject to such manner of calculation as prescribed by
SGX-ST for the purpose of determining the aggregate number of shares that may be issued under subparagraph (I) above], the percentage of the issued shares is based on the Company's total number of issued shares (excluding treasury shares) at the time of the passing of this Resolution after adjusting for: (i) new shares arising from the conversion or exercise of convertible securities;
(ii) new shares arising from the exercise of share options or vesting of share awards outstanding or subsisting at the time of the passing of this Resolution, provided the options or awards were granted in compliance with Part VIII of Chapter 8 of the
Listing Manual of SGX-ST; and (iii) any subsequent bonus issue, consolidation or subdivision of the Company s shares; and
[Authority expired earlier the conclusion of the next AGM or the date by which the next AGM of the Company is required by law to be held]

12.
Authorize the Directors of the Company to offer and grant options from time to time in accordance with the provisions of the Wilmar
Executives' Share Option Scheme 2009 of the Company [Wilmar
ESOS 2009] and, pursuant to Section 161 of the Companies Act,
Chapter 50, to allot and issue from time to time such number of shares in the capital of the Company as may be required to be issued pursuant to the exercise of options granted [while the authority conferred by this resolution is in force] under the Wilmar
ESOS 2009, notwithstanding that the authority conferred by this
		Management	For	For

resolution may have ceased to be in force, provided that the aggregate number of shares to be issued pursuant to the Wilmar
ESOS 2009 and all other share-based incentive schemes of the
Company [including but limited to the Wilmar Executives Share
Option Scheme 2000] if any, shall not exceed 15% of the total number of issued shares [excluding treasury shares] of the capital of the Company from time to time, as determined in accordance with the provisions of the Wilmar ESOS 2009

13.
Authorize the Board of Directors of the Company , contingent upon passing of Resolution 11 above and subject to the provisions of the Listing Manual of the Singapore Exchange Securities
Trading Limited [the SGX-ST] [including any supplemental
measures thereto from time to time] to undertake placements of new shares on a pro rata basis priced at a discount exceeding
10% but not more than 20% of the weighted average price as
determined in accordance with the requirements of the Listing
Manual of SGX-ST [including any supplemental measures thereto from time to time]; and [unless revoked or varied by the Company in general meeting] the authority conferred by this Resolution
[Authority expires shall, unless revoked or varied by the Company in general meeting, continue in force until the next AGM of the
Company is held or is required by law to be held], or 31 DEC 2010
[or such other period as may be permitted by the SGX-ST],
whichever is the earliest
		Management	For	For

WILMAR INTL LTD
Security	Y9586L109	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	SG1T56930848	Agenda		702349691 - Management
Item	Proposal	Type	Vote	For/Against Management
1.
Authorize the Company, for the purposes of Sections 76C and
76E of the Companies Act, Chapter 50 of Singapore (the Act), the
exercise by the Share Purchase Committee of all the powers of the Company to purchase or otherwise acquire issued ordinary shares of the Company (the shares) not exceeding in aggregate the Prescribed Limit (as hereinafter defined), at such price or prices as may be determined by the Share Purchase Committee
from time to time up to the Maximum Price (as specified), whether by way of: (i) on-market purchases (each an on-market share
purchase) on the Singapore Exchange Securities Trading Limited
(the SGX-ST); and/or (ii) off-market purchases (each an off-
market share purchase) effected in accordance with any equal access scheme(s) as may be determined or formulated by the
Share Purchase Committee as they may consider fit, which
scheme(s) shall satisfy all the conditions prescribed by the Act, and otherwise in accordance with all other laws and regulations and rules of the SGX-ST as may for the time being be applicable, be authorized and approved generally and unconditionally (the share purchase mandate); [Authority expires the earliest of the date on which the next AGM of the Company is held; or the date by which the next AGM of the Company is required by law to be held]; or authorize the Directors of the Company and/or each of them to complete and do all such acts and things as they and/or he may consider necessary, desirable, expedient, incidental or in the interests of the Company to give effect to the transactions contemplated and/or authorized by this ordinary resolution
		Management	For	For

ROYAL BK SCOTLAND GROUP PLC
Security	G76891111	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	GB0007547838	Agenda		702360544 - Management
Item	Proposal	Type	Vote	For/Against Management
	SPECIAL RESOLUTION TO BE VOTED ON BY ORDINARY SHAREHOLDERS AND NON-TENDERING C-UMULATIVE PREFERENCE SHAREHOLDERS	Non-Voting
S.1	Approve the Terms of the Conditional Repurchase Agreement and the Argon Conditional Repurchase Agreement	Management	For	For
	SPECIAL RESOLUTION TO BE VOTED ON BY ORDINARY SHAREHOLDERS, CUMULATIVE PREFERE-NCE SHAREHOLDERS AND 7.387 PERCENT PREFERENCE SHAREHOLDERS	Non-Voting
S.2	Amend Articles of Association	Management	For	For
	SPECIAL RESOLUTION TO BE VOTED ON BY ORDINARY SHAREHOLDERS, CUMULATIVE PREFERE-NCE SHAREHOLDERS AND 7.0916 PERCENT PREFERENCE SHAREHOLDERS	Non-Voting
S.3	Amend Articles of Association	Management	For	For

WILMAR INTL LTD
Security	Y9586L109	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	SG1T56930848	Agenda		702365998 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve the proposed offer and grant to Mr. Kuok Khoon Hong, a controlling shareholder of the Company, of option[s] pursuant to and in accordance with the rules of the 2009 Option Scheme on the following terms, as specified and authorize the Directors to allot and issue shares upon the exercise of such options(s), as specified
		Management	For	For
2
Approve the proposed offer and grant to Mr. Martua Sitorus, a controlling shareholder of the Company, of option[s] pursuant to and in accordance with the rules of the 2009 Option Scheme on the following terms, as specified and authorize the Directors to allot and issue shares upon the exercise of such options(s), as specified
		Management	For	For

AXA SA, PARIS
Security	F06106102	Meeting Type		MIX
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	FR0000120628	Agenda		702275707 - Management
Item	Proposal	Type	Vote	For/Against Management
-
"French Resident Shareowners must complete, sign and forward the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your-representative"
Non-Voting
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0219/201002191000393.pdf	Non-Voting
O.1	Approve the Company's Accounts for the year 2009	Management	For	For
O.2	Approve the Consolidated Accounts for the year 2009	Management	For	For
O.3	Approve the allocation of income for the year 2009 and setting of the dividend per share at EUR 0.55	Management	For	For
O.4	Approve the Special Auditors' Report on regulatory agreements	Management	For	For
O.5	Approve the regulated commitments specified in Article L. 225-90- 1, last Paragraph of the Code De Commerce Commercial Code relating to retirement and corporate protection	Management	For	For
O.6
Approve the regulated commitments specified in Article L. 225-90-
1 of the Code De Commerce  Commercial Code  taken by M.
Henri de Castries to bring his situation into line with AFEP/MEDEF recommendations
		Management	For	For
O.7	Approve the regulated commitments specified in Article L. 225-90- 1 of the Code De Commerce Commercial Code taken by M. Denis Duverne to bring his situation into line with AFEP/MEDEF recommendations	Management	For	For
O.8	Approve to renewal of the Supervisory Board mandate held by M. Norbert Dentressangle	Management	For	For
O.9	Approve to renewal of the Auditors' mandate held by the Cabinet Mazars	Management	For	For
O.10	Appointment of M. Jean-Brice De Turkheim as an Assistant Auditor	Management	For	For
O.11	Authorize the Board of Directors to purchase ordinary Company shares	Management	For	For
E.12	Authorize the Board of Directors to increase capital stock by issuing ordinary shares or tangible assets granting access to ordinary Company shares reserved for members of a Company Savings Plan	Management	For	For
E.13	Authorize the Board of Directors to increase capital stock by issuing ordinary shares without a preferential subscription right to a named beneficiary category	Management	For	For
E.14	Authorize the Board of Directors to reduce capital stock by canceling ordinary shares	Management	For	For
E.15	Approve the change in the Company administration and management mode, the amendments to the Articles of Association and delegations granted to the Board of Directors for the Directors	Management	For	For
E.16	Approve other amendments to the Articles of Association	Management	For	For
O.17	Appointment of M. Henri de Castries as a Director	Management	For	For
O.18	Appointment of M. Denis Duverne as a Director	Management	For	For
O.19	Appointment of M. Jacques de Chateauvieux as a Director	Management	For	For
O.20	Appointment of M. Norbert Dentressangle as a Director	Management	For	For
O.21	Appointment of M. Jean-Martin Folz as a Director	Management	For	For
O.22	Appointment of M. Anthony Hamilton as a Director	Management	For	For
O.23	Appointment of M. Francois Martineau as a Director	Management	For	For
O.24	Appointment of M. Giuseppe Mussari as a Director	Management	For	For
O.25	Appointment of M. Ramon de Oliveira as a Director	Management	For	For
0.26	Appointment of M. Michel Pebereau as a Director	Management	For	For
O.27	Appointment of Mme. Dominique Reiniche as a Director	Management	For	For
O.28	Appointment of M. Ezra Suleiman as a Director	Management	For	For
O.29	Appointment of Mme. Isabelle Kocher as a Director	Management	For	For
O.30	Appointment of Mme. Suet-Fern Lee as a Director	Management	For	For
O.31	Appointment of Mme. Wendy Cooper as a Director	Management	For	For
O.32	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: appointment of M. John Coultrap as a Director	Shareholder	Against	For
O.33	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: appointment of M. Paul Geiersbach as a Director, as proposed by shareholders working for the AXA Group	Shareholder	Against	For
O.34	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: appointment of M. Sebastien Herzog as a Director, as proposed by shareholders working for the AXA Group	Shareholder	Against	For
O.35	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: appointment of M. Rodney Koch as a Director, as proposed by shareholders working for the AXA Group	Shareholder	Against	For
O.36	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: appointment of M. Jason Steinberg as a Director, as proposed by shareholders working for the AXA Group	Shareholder	Against	For
O.37	Approve the setting of Directors' fees	Management	For	For
O.38	Grant powers for formalities	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION
OF ADDITIONAL TEXT IN RES-OLUTIONS 33, 34 AND 36. IF
YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT-RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS.-THANK YOU.
Non-Voting

VIVENDI, PARIS
Security	F97982106	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	FR0000127771	Agenda		702283350 - Management
Item	Proposal	Type	Vote	For/Against Management
-
"French Resident Shareowners must complete, sign and forward the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your-representative"
Non-Voting
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE	Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0305/201003051000547.pdf	Non-Voting
1	Approve the annual reports and accounts for FY 2009	Management	For	For
2	Approve the consolidated reports and accounts for FY 2009	Management	For	For
3	Approve the allocation of the result for FY 2009, setting of the dividend and its date for payment	Management	For	For
4	Approve the special report by the Statutory Auditors concerning regulated agreements and commitments	Management	For	For
5	Appointment of Mme Dominique Heriard Dubreuil as a Member of the Supervisory	Management	For	For
6	Appointment of Mme Aliza Jabes as a Member of the Supervisory Board	Management	For	For
7	Appointment of Mme Jacqueline Tammenoms Baker as a Member of the Supervisory	Management	For	For
8	Appointment of M. Daniel Camus as a Member of the Supervisory Board	Management	For	For
9	Authorize the Board of Directors in order that the Company might buy its own shares	Management	For	For
10	Grant the powers for accomplishment of the formalities	Management	For	For

BOUYGUES, PARIS
Security	F11487125	Meeting Type		MIX
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	FR0000120503	Agenda		702283603 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting

French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:    Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representati-ve
Non-Voting
o.1	Approve the annual accounts for the year 2009	Management	For	For
o.2	Approve the consolidated accounts and operations for the year 2009	Management	For	For
o.3	Approve to allocate the result and setting of the dividend	Management	For	For
o.4	Approve regulated agreements and commitments	Management	For	For
o.5	Approve the renewal of the Director's mandate held by Monsieur Lucien Douroux	Management	For	For
o.6	Approve the renewal of the Director's mandate held by Monsieur Yves Gabriel	Management	For	For
o.7	Approve the renewal of the Director's mandate held by Monsieur Patrick Kron	Management	For	For
o.8	Approve the renewal of the Director's mandate held by Monsieur Jean Peyrelevade	Management	For	For
o.9	Approve the renewal of the Director's mandate held by Monsieur Francois-Henri Pinault	Management	For	For
o.10	Approve the renewal of the Director's mandate held by SCDM	Management	For	For
o.11	Appointment of Madame Colette Lewiner as a Director	Management	For	For
o.12	Election of a Director who is a Member of the Supervisory Board of one of the Communal Placement funds representing shareholders who are employees	Management	For	For
o.13	Election of a Director who is a Member of the Supervisory Board of one of the Communal Placement Funds representing shareholders who are employees	Management	For	For
o.14	Approve the renewal of the Censor's mandate of Monsieur Alain Pouyat	Management	For	For
o.15	Approve the renewal of auditors' Mazars mandate	Management	For	For
o.16	Appointment of an Additional Auditor, Monsieur Philippe Castagnac	Management	For	For
o.17	Authorize the Board of Directors to allow the Company to operate using its equity	Management	For	For
e.18	Authorize the Board of Directors to reduce capital stock by canceling shares	Management	For	For
e.19
Authorize the Board of Directors to go ahead, in favor of salaried employees, and social agents of the Company or Companies
within its group, or certain categories of them, with free allocations of existing shares or ones to be issued
		Management	For	For
e.20	Authorize the Board of Directors to issue share subscription vouchers during a public offer concerning Company securities	Management	For	For
e.21	Authorize the Board of Directors to increase capital stock during a public offer	Management	For	For
e.22	Amend the Articles of Association	Management	For	For
e.23	Powers for formalities	Management	For	For
-	Please note that important additional meeting information is available by-clicking on the material URL link - https://balo.journal- -officiel.gouv.fr/pdf/2010/0308/201003081000603.pdf	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING TYPE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

HAMMERSON PLC R.E.I.T., LONDON
Security	G4273Q107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	GB0004065016	Agenda		702294973 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the Directors annual report and financial statements	Management	For	For
2	Approve the remuneration report	Management	For	For
3	Re-elect David Atkins as a Director	Management	For	For
4	Re-elect David Edmonds as a Director	Management	For	For
5	Re-elect Jacques Espinasse as a Director	Management	For	For
6	Re-elect John Hirst as a Director	Management	For	For
7	Re-elect Simon Melliss as a Director	Management	For	For
8	Election of Terry Duddy as a Director	Management	For	For
9	Re-appoint the Auditors, Deloitte LLP	Management	For	For
10	Authorize the Directors to agree the Auditors remuneration	Management	For	For
11	Authorize the Directors to allot securities, pursuant to section 551 of the Companies Act 2006	Management	For	For
S.12	Approve to empower the Directors pursuant to sections 570 and 573 of the Companies Act 2006 to allot equity securities as though section 56 1 of that Act did not apply to such allotment	Management	For	For
S.13	Authorize the market purchases by the company of its shares	Management	For	For
S.14	Authorize the Company to hold General Meetings other than AGM's of 14days notice	Management	For	For
S.15	Adopt the new Articles of Association	Management	For	For

ASTRAZENECA PLC, LONDON
Security	G0593M107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	GB0009895292	Agenda		702296410 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the Company's accounts and the reports of the Directors and the Auditor for the YE 31 DEC 2009	Management	For	For
2.
Approve to confirm the first interim dividend of USD 0.59 [36 pence, SEK 4.41] per ordinary share and to confirm as the final dividend for 2009 the second interim dividend of USD 1.71 [105.4 pence, SEK 12.43] per ordinary share
		Management	For	For
3.	Re-appoint KPMG Audit Plc, London as the Auditor of the Company	Management	For	For
4.	Authorize the Directors to agree the remuneration of the Auditor	Management	For	For
5.A	Re-elect Louis Schweitzer as a Director in accordance with Article 65 of the Company's Articles of Association, who retires at the AGM in 2011	Management	For	For
5.B	Re-elect David Brennan as a Director in accordance with Article 65 of the Company's Articles of Association, who retires at the AGM in 2011	Management	For	For
5.C	Re-elect Simon Lowth as a Director in accordance with Article 65 of the Company's Articles of Association, who retires at the AGM in 2011	Management	For	For
5.D	Re-elect Jean Philippe Courtois as a Director in accordance with Article 65 of the Company's Articles of Association, who retires at the AGM in 2011	Management	For	For
5.E	Re-elect Jane Henney as a Director in accordance with Article 65 of the Company's Articles of Association, who retires at the AGM in 2011	Management	For	For
5.F	Re-elect Michele Hooper as a Director in accordance with Article 65 of the Company's Articles of Association, who retires at the AGM in 2011	Management	For	For
5.G	Re-elect Rudy Markham as a Director in accordance with Article 65 of the Company's Articles of Association, who retires at the AGM in 2011	Management	For	For
5.H	Re-elect Dame Nancy Rothwell as a Director in accordance with Article 65 of the Company's Articles of Association, who retires at the AGM in 2010	Management	For	For
5.I	Re-elect John Varley as a Director in accordance with Article 65 of the Company's Articles of Association, who retires at the AGM in 2011	Management	For	For
5.J	Re-elect Marcus Wallenberg as a Director in accordance with Article 65 of the Company's Articles of Association, who retires at the AGM in 2011	Management	For	For
6.	Approve the Directors' remuneration report for the YE 31 DEC 2009	Management	For	For
7.
Authorize the Company and to make donations to Political Parties and to political organizations other than political parties; and incur political expenditure, during the period commencing on the date of this resolution and ending on the date the of the Company's next
AGM, provided that in each case any such donation and
expenditure made by the Company or by any such subsidiary
shall not exceed USD 250,000 per Company and together with
those made by any subsidiary and the Company shall not exceed in aggregate USD 250,000, as specified
		Management	For	For
8.
Authorize the Directors , pursuant to Section 551 of the
Companies Act 2006 to: (i) allot shares in the Company, and to grant rights to subscribe for or to convert any security into shares in the Company: up to an aggregate nominal amount of USD
121,034,506; and comprising equity securities [as specified in the
Companies Act 2006] up to an aggregate nominal amount of USD
242,069,013 [including within such limit any shares issued or rights granted in this resolution] in connection with an offer by way of a rights issue: (i) to holders of ordinary shares in proportion [as nearly as may be practicable] to their existing holdings; and (ii) to people who are holders of other equity securities if this is required by the rights of those securities or, if the Directors consider it necessary, as permitted by the rights of those securities; and so that the Directors may impose any limits or restrictions and make any arrangements which they consider necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, legal, regulatory or practical problems in, or under the laws of, any territory or any other matter; [Authority expires the earlier of the conclusion of the AGM of the Company in 29 JUN 2010]; the
Company, before the expiry, may make a contract to purchase
ordinary shares which will or may be executed wholly or partly after such expiry; subject to this resolution, all existing authorities given to the Directors pursuant to Section 80 of the Companies
Act 1985 or Section 551 of the Companies Act 2006 by way of the
ordinary resolution of the Company passed on 30 APR 2009 be
revoked by this resolution; and this resolution shall be without prejudice to the continuing authority of the Directors to allot shares, or grant rights to subscribe for or convert any security into shares, pursuant to an offer or agreement made by the Company before the expiry of the authority pursuant to which such offer or agreement was made
		Management	For	For
S.9
Approve, subject to the passing of Resolution 8 as specified in the
Notice of AGM of the Company convened for 29 APR 2010 and in place of the power given to them pursuant to the special resolution of the Company passed on 30 APR 2009 and authorize the
Directors, pursuant to Section 570 and section 573 of the
Companies Act 2006 to allot equity securities [as specified in the
Companies Act 2006] for cash, pursuant to the authority conferred by Resolution 8 in the Notice of AGM as if Section 561(1) of the
Act did not apply to the allotment this power: expires [unless previously renewed, varied or revoked by the Company in general meeting] at the end of the next AGM of the Company after the date on which this resolution is passed [or, if earlier, at the close of business on 29 JUN 2011], but the Company may make an
offer or agreement which would or might require equity securities to be allotted after expiry of this power and the Directors may allot equity securities in pursuance of that offer or agreement as if this power had not expired; and shall be limited to the allotment of equity securities in connection with an offer of equity securities
[Authority expires the earlier of the conclusion of the AGM of the
Company in 29 JUN 2010]: (i) to the ordinary shareholders in proportion [as nearly as may be practicable] to their existing
		Management	For	For

holdings; and (ii) to people who hold other equity securities, if this is required by the rights of those securities or, if the Directors consider it necessary, as permitted by the rights of those
securities, and so that the Directors may impose any limits or restrictions and make any arrangements which they consider
necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, legal, regulatory or practical problems in, or under the laws of, any territory or any other matter; and (c) in the case of the authority granted under Resolution 8 shall be limited to the allotment of equity securities for cash otherwise than pursuant to this resolution up to an aggregate nominal amount of
USD 18,155,176; this power applies in relation to a sale of shares which is an allotment of equity securities by virtue of Section
560(3) of the Companies Act 2006 as if in the first paragraph of this resolution the words "pursuant to the authority conferred by
Resolution 8 in the Notice of AGM" were omitted

S.10
Authorize the Company, to make market purchases [within the
meaning of section 693(4) of the Companies Act 2006] of its
ordinary shares of USD 0.25 each in the capital of the Company provided that the maximum number of ordinary shares which may be purchased is 145,241,408; the minimum price [exclusive of expenses] which may be paid for each ordinary share is USD
0.25; and the maximum price [exclusive of expenses] which may be paid for each ordinary share is the higher of: (i) an amount equal to 105% of the average of the middle market quotations for an ordinary share of the Company as derived from the London
Stock Exchange Daily Official List for the 5 business days
immediately preceding the day on which the ordinary share is contracted to be purchased; and (ii) an amount equal to the higher of the price of the last independent trade of an ordinary share and the highest current independent bid for an ordinary share as derived from the London Stock Exchange Trading System;
[authority shall expire at the conclusion of the AGM of the
Company held in 2011 or, if earlier, at the close of business on 29
JUN 2011] [except in relation to the purchase of shares the
contract for which was concluded before the expiry of such
authority and which might be executed wholly or partly after such expiry]
		Management	For	For
S.11	Approve the general meeting other than an AGM may be called on not less than 14 clear days' notice	Management	For	For
S.12
Amend the Articles of Association of the Company by deleting all the provisions of the Company Memorandum of Association
which, by virtue of Section 28 of the Companies Act 2006, are to be treated as provisions of the Company's Articles of Association;
and the Articles of Association produced to the meeting and
initialled by the Chairman of the meeting for the purpose of identification as the Articles of Association of the Company in
substitution for, and to the exclusion of, the existing Articles of
Association
		Management	For	For
13.
Approve the Directors rules of the AstraZeneca Investment Plan
[Plan], the main features of which are as specified, and, authorize the Directors, to do all such acts and things as they may consider necessary or expedient to carry the Plan into effect and to
establish one or more schedules to the Plan as they consider necessary in relation to employees in jurisdictions outside the
United Kingdom, with any modifications necessary or desirable to take account of local securities laws, exchange control and tax legislation, provided that any ordinary shares of the Company made available under any schedule are treated as counting
against the relevant limits on individual and overall participation under the Plan
		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION
OF VOTING OPTIONS COMMENT-. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting

BASF SE
Security	D06216101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	DE0005151005	Agenda		702303063 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS USUAL
THANK YOU
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS  08.04.2010 , WHEREA-S THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. TH-IS IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
G-ERMAN LAW. THANK YOU
Non-Voting
1.
Presentation of the Financial Statements of BASF SE and the
BASF Group for the-financial year 2009; presentation of the
Management's Analyses of BASF SE and-the BASF Group for the
financial year 2009 including the explanatory reports-on the data according to Section 289 (4) and Section 315 (4) of the German
Com-mercial Code; presentation of the Report of the Supervisory
Board
Non-Voting
2.	Adoption of a resolution on the appropriation of profit	Management	For	For
3.	Adoption of a resolution giving formal approval to the actions of the members of the Supervisory Board	Management	For	For
4.	Adoption of a resolution giving formal approval to the actions of the members of the Board of Executive Directors	Management	For	For
5.	Election of the auditor for the financial year 2010	Management	For	For
6.	Adoption of a resolution on the change of bearer shares to registered shares and appropriate amendment of the Statutes	Management	For	For
7.	Approval of the transmission of information by telecommunication and appropriate amendment of the Statutes	Management	For	For
8.	Adoption of a resolution on the approval of the system of the remuneration of the members of the Board of Executive Directors	Management	For	For
9.A	Adoption of a resolution on the amendment of Article 17, Nos. 2	Management	For	For
9.B	Adoption of a resolution on the amendment of Article 17, Nos. 3	Management	For	For
9.C	Adoption of a resolution on the amendment of Article 18, No. 2	Management	For	For

COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS
MEETING. A LINK TO THE COUNTER P-ROPOSAL
INFORMATION IS AVAILABLE IN THE MATERIAL URL
SECTION OF THE APPLICATIO-N. IF YOU WISH TO ACT ON
THESE ITEMS, YOU WILL NEED TO REQUEST A MEETING
ATTEN-D AND VOTE YOUR SHARES AT THE COMPANYS
MEETING.
Non-Voting

DEUTSCHE LUFTHANSA AG, KOELN
Security	D1908N106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	DE0008232125	Agenda		702305295 - Management
Item	Proposal	Type	Vote	For/Against Management

Please note that shareholders must be registered in beneficial owner name to b-e eligible to vote at this meeting. To facilitate registration, your initial v-ote instruction must reach Broadridge by
2pm New York time on 13/04/2010. Broa-dridge will disclose the beneficial owner information for voted accounts and b-locking may apply. Please contact your client service representative for furth-er details.
Non-Voting

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS USUAL
THANK YOU
Non-Voting
1.
Presentation of the adopted annual financial statements, the approved consolid-ated financial statements, the management
reports for the Company and the Grou-p for the 2009 financial year, the report of the Supervisory Board, incl. the-explanatory report of the Executive Board on the statements pursuant to secs.-
289(4) and (5), 315(4) of Germany's Commercial Code (HGB)
Non-Voting
2.	Approval of the remuneration system for the Executive Board members	Management	For	For
3.	Approval of Executive Board's acts for the 2009 financial year	Management	For	For
4.	Approval of Supervisory Board's acts for the 2009 financial year	Management	For	For
5.	Supplementary election of three Supervisory Board members: Martin Koehler, Dr. h.c. Robert M. Kimmitt, Herbert Hainer	Management	For	For
6.	Authorisation to purchase own shares	Management	For	For
7.	Creation of new Authorised Capital A and corresponding amendment to the Articles of Association	Management	For	For
8.
Amendments to the Articles of Association on the election of
Supervisory Board members, the adoption of resolutions in the
Supervisory Board, the remuneration of Supervisory Board
members, the Annual General Meeting venue, and the alignment to Germany's Act Implementing the Shareholders Rights Directive
(ARUG)
		Management	For	For
9.	Appointment of auditors, Group auditors and examiners to review interim reports for the 2010 financial year	Management	For	For

REPSOL YPF SA
Security	E8471S130	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	ES0173516115	Agenda		702313761 - Management
Item	Proposal	Type	Vote	For/Against Management
1.1	Approve the annual accounts and management report of Repsol ypf and consolidated group of 2009	Management	For	For
1.2	Approve the Management Board Member of 2009	Management	For	For
2.1	Approve to modify the Article 9	Management	For	For
2.2	Approve to modify the Article 12 BIS	Management	For	For
2.3	Approve to modify the Article 22	Management	For	For
3.1	Approve to modify the Article 3, Section 3.5	Management	For	For
3.2	Approve to modify the Article 9, Section 9.2	Management	For	For
4.1	Re-election of Ms. Paulina Beato Blanco as a Board Member	Management	For	For
4.2	Re-election of Mr. Artur Carulla Font as a Board Member	Management	For	For
4.3	Re-election of Mr. Javier Echenique Landiribar as a Board Member	Management	For	For
4.4	Re-election of Pemex Internacional Espana, Sociedad Anonima as a Board Member	Management	For	For
4.5	Appointment, ratify and re-election of Mr. Henri Philippe Reichstul as a	Management	For	For
5	Appointment of the Auditors	Management	For	For
6	Authorize to purchase own shares	Management	For	For
7	Approve the delegation, in the Board Member, the faculty to increase the social capital	Management	For	For
8	Approve the delegation of powers	Management	For	For
-
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A-SECOND CALL ON 30
APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting

SKF AB
Security	W84237143	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	SE0000108227	Agenda		702317012 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
-	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID-VOTE OPTION. THANK YOU	Non-Voting
1	Opening of the AGM	Non-Voting
2	Election of Leif Ostling as a Chairman for the meeting	Non-Voting
3	Drawing up and approval of the voting list	Non-Voting
4	Approval of agenda	Non-Voting
5	Election of persons to verify the minutes	Non-Voting
6	Consideration of whether the meeting has been duly convened	Non-Voting
7	Presentation of annual report and audit report as well as consolidated-accounts and audit report for the Group	Non-Voting
8	Address by the President	Non-Voting
9	Adopt the income statement and balance sheet and consolidated income statement and consolidated balance sheet	Management	For	For
10
Approve the distribution of profits; a dividend for the FY 2009 of
SEK 3.50 per share; it is proposed that shareholders with holdings recorded on Tuesday, 04 MAY 2010 be entitled to receive the
proposed dividend; subject to resolution by the AGM in
accordance with this proposal, it is expected that Euroclear will distribute the dividend on Friday 07 MAY 2010
		Management	For	For
11	Grant discharge to the Board Members and the President from liability	Management	For	For
12	Approve the determination of number of Board Members at ten and no Deputy Members	Management	For	For
13
Approve the determination of fee for the Board of Directors; that the Board of Directors for the period up to the end of the next
AGM, receive a fee according to the following: a) a firm allotment of SEK 3,500,000 to be distributed with SEK 900,000 to the
Chairman of the Board of Directors and with SEK 325,000 to each of the other Board Members elected by the AGM and not
employed by the Company; b) a variable allotment corresponding to the value, calculated as below, of 3,200 Company shares of
Series B to be received by the Chairman CONTD..
		Management	For	For
-
.. CONTD and 1,200 shares of series B to be received by each of the other-Board Members; and c) an allotment for committee work of SEK 650,000 to be-divided with SEK 150,000 to the chairman of the Audit Committee, with SEK-100,000 to each of the other members of the Audit Committee and with SEK-75,000 to each of the members of the Remuneration Committee
Non-Voting
14
Re-elect Leif ostling, Ulla Litzen, Tom Johnstone, Winnie Kin Wah
Fok, Hans-Olov Olsson, Lena Treschow Torell, Peter Grafoner,
Lars Wedenborn and Joe Loughrey as the Board Members and
election of Jouko Karvine as a Board Member and election of
Deputy Board Members including Leif Ostling as the Chairman of the Board of Directors
		Management	For	For
15	Approve the determination of fee for the Auditors; that the Auditor is paid for work performed according to approved invoice	Management	For	For
16	Approve the principles for remuneration of Group Management as specified	Management	For	For
17	Approve the introduction of SKF's Performance Share Programme 2010 as specified	Management	For	For
18
Authorize the Board of Directors to decide upon the repurchase of the Company's own shares for the period until the next AGM; the authorization is proposed to embrace shares of Series A as well as Series B; the shares may be repurchased by operations on the
NASDAQ OMX Stockholm AB; repurchase may be decided so
that the Company's holding of own shares, at any given time, amount to a maximum of 5% of all shares issued by the Company;
a repurchase on the NASDAQ OMX Stockholm AB may only be
made within the band of prices applying on the exchange; this band of prices pertains to the range between the highest purchase price and the lowest selling price; CONTD..
		Management	For	For
-
..CONTD a repurchase shall be made in accordance with the
provisions-concerning the purchase of a Company's own shares in the Listing Rules of the-NASDAQ OMX Stockholm AB; the
shares shall be paid in cash and repurchase of-shares may be made on one or more occasions; the purpose of the proposal is-to be able to adapt the capital structure of the Company to the capital needs-of the Company and in order thereby to contribute to an increased shareholder-value; to the extent shares are
repurchased based on a possible AGM-authorization, the Board of
Directors intends to propose to cancel such own-shares through reduction of the share capital
Non-Voting
19
Approve that the Company shall have a Nomination Committee
formed by one representative of each one of the four major
shareholders with regard to the number of votes held as well as the Chairman of the Board of Directors; when constituting the
Nomination Committee, the shareholdings on the last banking day in AUG 2010 will determine which shareholders are the largest with regard to the number of votes held; the names of the four shareholder representatives will be published as soon as they have been elected, however not later than six months before the
AGM in 2011; the Nomination Committee shall remain in office until a new Nomination Committee has been appointed; as
specified
		Management	For	For

TECHNIP (EX-TECHNIP-COFLEXIP), PARIS
Security	F90676101	Meeting Type		MIX
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	FR0000131708	Agenda		702317416 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your-representative.
Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0324/201003241000827.pdf	Non-Voting
O.1	Approve the annual accounts for the YE 31 DEC 2009	Management	For	For
O.2	Approve the allocation of the result for the YE 31 DEC 2009	Management	For	For
O.3	Approve the consolidated accounts for the YE 31 DEC 2009	Management	For	For
O.4	Approve t he Special Auditors' report on the regulated agreements specified in Articles L. 225-35 et sequence of the Code du Commerce Commercial Code	Management	For	For
O.5	Approve the Directors' fees	Management	For	For
O.6	Appointment of Ernst & Young Et Autres as an Auditor	Management	For	For
O.7	Appointment of PricewaterhouseCoopers Audit as an Auditor	Management	For	For
O.8	Appointment of Auditex as an Assistant Auditor	Management	For	For
O.9	Appointment of Yves Nicolas as an Assistant Auditor	Management	For	For
O.10	Ratify the head office transfer	Management	For	For
O.11	Authorize the Board of Directors to buy Company shares	Management	For	For
E.12	Authorize the Board of Directors to reduce capital stock by canceling shares bought pack previously	Management	For	For
E.13
Authorize the Board of Directors to allocate performance shares firstly, to paid members of Technip staff and secondly, to paid
Members of staff and Executive Directors of Companies affiliated to the Company as specified in Article L. 225-197-2 of the Code du Commerce
		Management	For	For
E.14	Authorize the Board of Directors to allocate performance shares to the Chairman of the Board of Directors and/or the Chief Executive Officer of Technip, the Company's Executive Director	Management	For	For
E.15
Authorize the Board of Directors to allocate share purchase
subscription options firstly, to paid members of Technip staff and secondly, to paid Members of staff and Executive Directors of
Companies affiliated to the Company as specified in Article L.
225-180 of the Code du Commerce
		Management	For	For
E.16
Authorize the Board of Directors to allocate share purchase
subscription options to the Chairman of the Board of Directors and/or the Chief Executive Officer of Technip, the Company's
Executive Director
		Management	For	For
E.17	Authorize the Board of Directors to increase capital stock for Members of a Company savings plan	Management	For	For
EO.18	Powers for formalities	Management	For	For

CEMEX SAB DE CV
Security	P22561321	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	MXP225611567	Agenda		702318901 - Management
Item	Proposal	Type	Vote	For/Against Management
I
Approve the presentation of the report of Chief Executive Officer including the financial statements and the report of the Board of
Directors for the FYE on DEC 2009 in terms of Article 172 of the
General Corporations Law and after getting the opinion of the
Board of Directors on the report of the Chief Executive Officer, the
Audit Committee and Corporate practices and the report on
policies and on the review of the situation taxation of the Company
		Management	For	For
II	Approve regarding the application of profits	Management	For	For
III	Approve to increase the variable part of the capital stock from the retained earnings	Management	For	For
IV
Authorize the Board of administration of the Cement Industry
Cemex, approve the shareholders for 750 million shares for their future signature date on behalf of investors before the convertible bonds in the shares of the Company previously issued and the subscription right as stated in Article 210 BIS of the negotiable instruments and credit transactions law will be not applicable in this case according to the resulting agreements of extraordinary shareholders meeting celebrated 04 SEP 2009
		Management	For	For
V	Appointment or ratification as the case may be of the Advisors Members of the	Management	For	For
VI	Approve the compensation to the Members of the Board of Directors as well as the Members of the Audit Committee and the Corporate Practices Committee of the Company	Management	For	For
VII	Approve the designation of delegates who will carry out and formalize the resolutions adopted at the ordinary shareholders meeting	Management	For	For

ANADOLU EFES BIRACILIK VE MALT SANAYI AS, ISTANBUL
Security	M10225106	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	TRAAEFES91A9	Agenda		702322037 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: POWER
OF ATTORNEY (POA) REQUIRMENTS-VARY BY CUSTODIAN.
GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
WOULD-ELIMINATE THE NEED FOR THE INDIVIDUAL
BENEFICIAL OWNER POA. IN THE ABSENCE OF-THIS
ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER POA
MAY BE REQUIRED. IF YOU-HAVE ANY QUESTIONS PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
THANK-YOU.
Non-Voting
1	Election of the Chairmanship and authorize the Chairmanship to sign the	Management	For	For
2	Receive the Board of Directors' activity report, Auditors' report as well as of the Independent Auditing Company's report	Management	For	For
3	Approve the consolidated balance sheet and income statement of year 2009 prepared in accordance with the capital market legislation	Management	For	For
4	Grant discharge to the Board Members and the Auditors	Management	For	For
5	Approve the Board of Director's proposal concern ng the distr but on of prof t	Management	For	For
6	Election of the members of the Board of Directors as well as of the Auditors	Management	For	For
7	Approve to give information to the shareholders about the donations given across year	Management	For	For
8	Approve to give information to the shareholders about the policy on distribution of profit and disclosure policy within the terms of the corporate governace principals	Management	For	For
9	Ratify the election of ndependent Auditing Company in accordance with the capital market Board's regulation concerning 'capital Market ndependent External Auditing'	Management	For	For
10
Approve to informe the shareholders on hypothecs, mortgages
and guareentees granted in favour of the third parties as well as the income and benefit gained, within the terms of the Capital
Market Board's Legislation
		Management	For	For
11	Amend the Articles of Association, in accordance with the permission granted by ministry of industry and trade	Management	For	For
12	Authorize the members of the Board of Directors in accordance with the Articles 334 and 335 of the Turkish Trade Code	Management	For	For
13	Closing	Management	For	For

FINMECCANICA SPA
Security	T4502J151	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	IT0003856405	Agenda		702322746 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 30
APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. PLEASE BE ALSO ADVISED THAT Y-OUR
SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR
THE MEETING IS CANCELLED-. THANK YOU.
Non-Voting
1.	Approve the financial statements for the period ended on 31 DEC 2009; the reports of the Board of Directors, the Board of Statutory Auditors and the Independent Auditors; consequent resolutions	Management	For	For
2.	Approve the proposal to adjust PricewaterhouseCoopers S.p.A.'s fee for the Audit procedures related to the provisions of Legislative Decree N. 32/07	Management	For	For
3.	Amend the Articles 2, 4, 5, 8, 9, 10, 13 and 16 of the Shareholders' Meeting Regulations, also in relation to Legislative Decree N. 27 of 27 JAN 2010	Management	For	For

SAPPI LTD
Security	S73544108	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	ZAE000006284	Agenda		702333117 - Management
Item	Proposal	Type	Vote	For/Against Management
1.S.1	Approve the creation of a ordinary shares	Management	For	For
2.S.2	Amend the Articles of Association	Management	For	For
3.S.3	Grant authority for specific repurchase	Management	For	For
4.S.4	Grant authority for the financial assistance	Management	For	For
5.O.1	Approve the specific issue of shares for cash	Management	For	For
6.O.2	Grant authority to give effect to the above resolutions	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN NUMBERING OF RESOLUTIONS.-IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

UCB SA, BRUXELLES
Security	B93562120	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	BE0003739530	Agenda		702333458 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
1	Receive the reports of the Board of Directors	Management	For	For
2	Receive the reports of the Auditor	Management	For	For
3	Approve the annual accounts of UCB S.A and allocation of profits or losses	Management	For	For
4	Grant discharge to the Directors	Management	For	For
5	Grant discharge to the Auditors	Management	For	For
6.1	Re-appoint Frederic Roch Doliveux as a Director who is due to expire for the period provide by the Articles of Association	Management	For	For
6.2	Re-appoint Peter Fellner as the Director for the period provided by the Articles of Association	Management	For	For
6.3	Appoint Peter Fellner as the as Independent Director according to the Article	Management	For	For
6.4	Appoint Albrecht De Graeve as a new Director for the period provided by the	Management	For	For
6.5	Appoint De Grave as the as Independent Director according to the Article 526bis of the Companies code	Management	For	For
6.6	Appoint Alexandre Van Damme as a new Director for the period provided by the	Management	For	For
7
Approve the decisions of the Board of Directors to allocate a number of 300,000 to 375,000 maximum free shares of which
150,000 maximum to Senior Executive, namely to about 38
individuals, according to allocation criteria linked to the level of responsibility of those concerned that the allocations of these free shares will take place on completion of the condition that the interested parties remain employed within the UCB group for a period of at least 3 years after the grant of awards; and of which
225,000 maximum to Senior Executive qualifying for the
Performance Share Plan and for which payout will occur after a three year vesting period and will vary from 0% to 15% of the granted amount depending on the level of achievement of the
performance conditions set by the Company at the moment of
grant
		Management	For	For
8
Approve, pursuant to Article 556 of the Belgian Company Code, the general share holder's meeting approves: the condition 5 (c)
(i)  redemption at the option of the bondholders-upon a change of control  of the terms and conditions applicable to the EUR
500,000,000 5.75% bonds due 2016 which have been issued by
the Company on 10 DEC 2009, which provides that, under certain circumstances, in case of a change of control over the Company, the Company may have to repay earlier all amount due under the bonds; and any provisions of the facility agreement dated 14 DEC
2009 between, amongst others, UCB SA/NV as the Company,
Commerzbank Aktiengesellschaft and Mizuho Corporate bank
Nederland N. V as co-ordinators and Fortis bank SA/NV as agent,
CONTD...
		Management	For	For
-
.CONTD that may enter within the scope of Article 556 of the
Belgian Company-Code, including without limitation Clause 10.2 of this facility agreement,-which provides that, under certain circumstances, in case of a change of-control over the Company, the Company may have to repay earlier all amounts-due under the facility agreement
Non-Voting

TELEFONOS DE MEXICO S A B DE C V
Security	P90413132	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	MXP904131325	Agenda		702335539 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Ratify the Members of the Board of Directors who are to be appointed by the series L shareholders	Management	For	For
2	Approve the delegation of the delegates to carry out and formalize the resolutions passed by the meeting	Management	For	For

GRUPO CARSO SAB DE CV
Security	P46118108	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date	29-Apr-2010
ISIN	MXP461181085	Agenda	702335553 - Management
Item	Proposal	Type	Vote	For/Against Management
-
PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE
VOTING RIGHTS AT THIS MEETING.-IF YOU ARE A MEXICAN
NATIONAL AND WOULD LIKE TO SUBMIT YOUR VOTE ON
THIS-MEETING PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE. THANK YOU
Non-Voting
1
Presentation, for the appropriate purposes, of the report from the general-Director regarding the progress of the operations of the
Company for the FYE-on 31 DEC 2009, which includes the
financial statements to that date and the-opinion of the Outside
Auditor, of the opinion and of the reports from the-Board of
Directors that are referred to in lines c, d and e of part iv of-Article
28 of the Securities Market Law, of the report from the Corporate-
practices and Audit Committee, and of the report regarding the fulfillment of-tax obligations, resolutions in this regard
Non-Voting
2
Presentation and, if relevant, approval of a proposal in relation to the-allocation of profit, which includes the payment to the
shareholders of a-cash dividend of MXN 0.66 per share, coming from the balance of the net-fiscal profit account, divided into equal installments of MXN 0.33 for each-share, resolutions in this regard
Non-Voting
3
Proposal to increase by an additional MXN 1,500,000,000 the
maximum amount of-funds of the Company for the purchase of
the shares of the Company, and-adoption of the resolutions
relative to this proposal, to the corresponding-acquisitions and to the authority to carry them out, as well as any others-that are related with the acquisition of shares of the Company
Non-Voting
4	If relevant, ratification of the term in office of the Board of Directors and-of the general Director for the 2009 FY, resolutions in this regard	Non-Voting
5
Designation or ratification, as the case may be, of the Members and Officers-of the Board of Directors, as well as of the Members and of the Chairperson-of the Corporate practices and Audit
Committee, passage of the resolutions-relative to the classification of the independence of the Members of the-Board of Directors and to compensation, and of the others that derive from-all of the above
Non-Voting
6	Decisions regarding the formalization and fulfillment of the resolutions that-the meeting passes, and the designation of special delegates	Non-Voting

MOL MAGYAR OLAJ- ES GAZIPARI RT
Security	X5462R112	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	HU0000068952	Agenda		702338749 - Management
Item	Proposal	Type	Vote	For/Against Management
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
-
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 23
APR 2010 AT 12:00 P.M. CONSEQUENTLY, YOUR VOTING
INSTRUCTIONS-WILL REMAIN VALID FOR ALL CALLS
UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO A-
DVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL THE
QUORUM
Non-Voting
1.
Approve to close the 2009 business year: report of the Board of
Directors on the 2009 business operation; presentation of the financial statements drawn up in compliance with the Accounting
Act [the parent company's financial statements in compliance with the Accounting Act and the generally accepted accounting
principles in Hungary and the consolidated financial statements in compliance with International Financial Reporting Standards as adopted by the European Union [''IFRS'']]; proposal on the use of after tax profit; Auditor's report on the 2009 financial statements presented by the Board of Directors; report of the Supervisory
Board on the 2009 financial statements and proposal for the
distribution of after tax profit; approve the decision on the parent
Company's 2009 financial statements prepared in accordance
with the Accounting Act and the consolidated financial statements prepared in compliance with IFRS, use of after tax profits and amount of dividends; decision on the corporate governance
declaration
		Management	For	For
2.	Approve the decision on the waiver to be granted to the Executive Officers according to Section 30 (5) of the Companies Act	Management	For	For
3.	Election of the Statutory Auditor for the 2010 FY and approve to determine its remuneration as well as the material elements of its engagement	Management	For	For
4.	Authorize the Board of Directors to acquire treasury shares	Management	For	For
5.	Approve the dismissal and election of the Members of the Board of Directors	Management	For	For
6.	Approve the dismissal and election of the Supervisory Board	Management	For	For

FORTIS SA/NV, BRUXELLES
Security	B4399L102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	BE0003801181	Agenda		702339614 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
1.	Opening	Non-Voting
2.1.1	Discussion of the annual report on the FY 2009	Non-Voting
2.1.2	Discussion of the consolidated annual accounts for the FY 2009	Non-Voting
2.1.3	Discussion and proposal to adopt the statutory annual accounts of the Company-for the FY 2009	Non-Voting
2.2.1	Information on the dividend policy	Non-Voting
2.2.2	Adopt a gross dividend for the 2009 FY of EUR 0.08 per Fortis Unit, the dividend will be payable as from 01 JUN 2010	Management	For	For
2.3.A	Grant discharge Mr. Louis Cheung Chi Yan for the period 01 JAN 2009 through 01 FEB 2009	Management	For	For
2.3.B	Grant discharge Mr. Philippe Bodson for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.3.C	Grant discharge Mr. Richard Delbridge for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.3.D	Grant discharge Mrs. Clara Furse for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.3.E	Grant discharge Mr. Reiner Hagemann for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.3.F	Grant discharge Mr. Jan Michiel Hessels for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.3.G	Grant discharge Mr. Jacques Manardo for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.3.H	Grant discharge Mr. Alois Michielsen for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.3.I	Grant discharge Mr. Ronald Sandler for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.3.J	Grant discharge Mr. Rana Talwar for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.3.K	Grant discharge Mr. Klaas Westdijk for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.3.L	Grant discharge Mr. Karel De Boeck for the period 01 JAN 2009 through 01 JUL 2009	Management	For	For
2.3.M	Grant discharge Mr. Georges Ugeux for the period 13 FEB 2009 through 13 FEB 2009	Management	For	For
2.3.N	Grant discharge Mr. Jozef De Mey for the period 13/02/2009 through 31/12/2009	Management	For	For
2.3.O	Grant discharge Mr. Jan Zegering Hadders for the period 13 FEB 2009 through 31 DEC 2009	Management	For	For
2.3.P	Grant discharge Mr. Frank Arts for the period 29 APR 2009 through 31 DEC 2009	Management	For	For
2.3.Q	Grant discharge Mr. Guy de Selliers de Moranville for the period 29 APR 2009 through 31 DEC 2009	Management	For	For
2.3.R	Grant discharge Mr. Roel Nieuwdorp for the period 29 APR 2009 through 31 DEC 2009	Management	For	For
2.3.S	Grant discharge Mr. Lionel Perl for the period 29 APR 2009 through 31 DEC 2009	Management	For	For
2.3.T	Grant discharge Mr. Shaoliang Jin for the period 29 APR 2009 through 31 DEC 2009	Management	For	For
2.3.U	Grant discharge Mr. Bart De Smet for the period 18 SEP 2009 through 31 DEC 2009	Management	For	For
3.	Information on Fortis's governance relating to the reference codes and the app-licable provisions regarding corporate governance	Non-Voting
4.	Adopt and approve the remuneration policy for the Board Members and the Members of the Group Executive Committee as explained in the explanatory note	Management	For	For
5.
Adopt the remuneration per Non-Executive Member of the Board of Directors of Fortis SA/NV and Fortis N.V. as follows: a fixed annual retainer of EUR 45,000, an attendance fee of EUR 2,000 per Board meeting and an attendance fee of EUR 1,500 per Board committee meeting in case of Members of the relevant committee and EUR 2,000 in case of the Chairman of the relevant
committee; for the Chairman of the Board of Directors a fixed annual retainer of EUR 60,000 and an attendance fee of EUR
2,500 per Board meeting
		Management	For	For
6.1
Appoint Bridget McIntyre as a Non-Executive Member of the
Board of Directors until the end of the AGM of Shareholders in
2013, subject to the appointment of Bridget McIntyre as a Non-
Executive Member of the Board of Directors of Fortis SA/NV,
which latter appointment is subject to the approval of the Belgian
Banking, Finance and Insurance Commission
		Management	For	For
6.2
Appoint Belen Romana as a Non-Executive Member of the Board
of Directors until the end of the AGM of Shareholders in 2013, subject to the appointment of Belen Romana as a Non-Executive
Member of the Board of Directors of Fortis SA/NV, which latter appointment is subject to the approval of the Belgian Banking,
Finance and Insurance Commission
		Management	For	For
7.
Authorize the Board of Directors as from 29 APR 2010 for a period of 18 months, to acquire Fortis Units, which include fully paid twinned shares of Fortis N.V., up to a maximum of 10% of the issued share capital of Fortis N.V. a) through all agreements, including transactions on the stock exchange and private
transactions at a price which is within a range between the closing price of the relevant Fortis Unit on Euronext on the day
immediately preceding the acquisition, plus a maximum of 15%
and one eurocent (EUR 0.01), or b) by means of stock lending agreements under terms and conditions that comply with common market practice, but within the price range as referred to under a)
above, for the number of Fortis Units from time to time to be borrowed by Fortis N.V.
		Management	For	For
8.1	Amend Article 2 as specified "The name of the Company is: ageas N.V."	Management	For	For
8.2	Amend paragraph b) of Article 9 as specified	Management	For	For
8.3	Amend paragraph a) and d) of Article 10 as specified	Management	For	For
8.4	Amend Article 11 as specified	Management	For	For
8.5	Amend Article 17 as specified	Management	For	For
8.6
Authorize any and all Members of the Board of Directors as well as any and all civil-law notaries, associates and paralegals practising with De Brauw Blackstone Westbroek N.V. to draw up the draft of the required notarial deed of amendment to the
Articles of Association, to apply for the required ministerial declaration of no-objection, as well as to execute the notarial deed of amendment to the Articles of Association
		Management	For	For
9.	Closure	Non-Voting

ENEL ENTE NAZIONALE PER L'ENERGIA ELETTRICA SPA, R
Security	T3679P115	Meeting Type		MIX
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	IT0003128367	Agenda		702344437 - Management
Item	Proposal	Type	Vote	For/Against Management
-
PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
O.1
Approve the financial statements of ENEL for the YE 31 DEC
2009; reports of the Board of Directors, the Board of Statutory
Auditors and the External Auditors; related resolutions;
presentation of the consolidated financial statements for the YE 31
DEC 2009
		Management	For	For
O.2	Approve the allocation of net income for the year	Management	For	For
O.3	Election of the Board of Statutory Auditors	Management	For	For
O.4	Approve the determination of the compensation of the regular Members of the Board of Statutory Auditors	Management	For	For
O.5
Approve the hormonization of shareholder's meeting regulations with the provisions of legislative decree N. 27 of 27 JAN 2010;
amend the Articles 1.2, 2.1, 2.2, 2.3, 3.2, 3.4, 3.5, 4.2, 4.8, 6.4,
and 6.6 and abrogation of the Article 4.9 of the shareholders'
meeting regulations
		Management	For	For
E.1	Approve the harmonization of the Bylaws with the provisions legislative decree N. 27 of 27 JAN 2010; amend the Articles 9.2, 13.2 and 14.3 and introduction of the Article 31.1 of the Bylaws	Management	For	For

INDUSTRIAS PENOLES SAB DE CV
Security	P55409141	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	MXP554091415	Agenda		702348310 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve the reports that are referred to in Article 28, Part IV, of the securities market law, including the financial statements from the FYE on 31 DEC 2009, as well as the report regarding the
fulfillment of the tax obligations of the Company
		Management	For	For
2	Approve the allocation of results	Management	For	For
3	Approve the amount that can be allocated to the purchase of the shares of the Company in accordance with the terms of that which is provided for in Article 56, Part IV, of the securities market law	Management	For	For
4	Ratify the remuneration of the Members of the Board of Directors of the Company	Management	For	For
5	Ratify the Chairperson of the audit and Corporate Practices Committee	Management	For	For
6	Approve the designation of special delegates of the meeting	Management	For	For

HENNES & MAURITZ AB
Security	W41422101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	SE0000106270	Agenda		702355733 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID VO-TE OPTION. THANK YOU	Non-Voting
1	Opening of the AGM	Non-Voting
2	The election of Lawyer Sven Unger as a Chairman for the AGM as proposed by the-Election Committee	Non-Voting
3	Address by Managing Director Karl-Johan Persson followed by an opportunity to-ask questions about the Company	Non-Voting
4	Establishment and the voting list	Non-Voting
5	Approval of the agenda	Non-Voting
6	The election of people to check the minutes	Non-Voting
7	Examination of whether the meeting was duly convened	Non-Voting
8.a
Presentation of the annual accounts and the Auditors' report as well as the co-nsolidated accounts and the consolidated Auditors'
report, and the Auditors' s-tatement on whether the guidelines for remuneration to Senior Executives appli-cable since the last AGM have been specified
Non-Voting
8.b	Statement by the Company's Auditor and the Chairman of the Auditing Committee	Non-Voting
8.c	Statement by the Chairman of the Board on the work of the Board	Non-Voting
8.d	Statement by the Chairman of the Election Committee on the work of the Electio-n Committee	Non-Voting
9.a	Adopt the income statement and the balance sheet as well as the consolidated income statement and the consolidated balance sheet	Management	For	For
9.b
Approve a dividend to the Shareholders of SEK 16.00 per share;
the Board of Directors has proposed Tuesday 04 MAY 2010 as
the record date; if the resolution is passed, dividends are expected to be paid out by Euroclear Sweden AB on Friday 07 MAY 2010
		Management	For	For
9.c	Grant discharge to the Members of the Board and the Managing Director from liability to the Company	Management	For	For
10	Approve the establishment of the number of Board Members at 8 and with no Deputy Board Members	Management	For	For
11	Approve the establishment of fees to the Board and the Auditors as specified	Management	For	For
12
Election of Anders Dahlvig and Christian Sievert as the New
Members and re-elect Mia Brunell Livfors, Lottie Knutson, Sussi
Kvart, Bo Lundquist, Stefan Persson and Melker Schorling;
Chairman of the Board: re-election of Stefan Persson; Stig
Nordfelt has declined re-election
		Management	For	For
13	Approve the establishment of principles for the Election Committee and election of Members of the Election Committee as specified	Management	For	For
14	Approve the resolution on share split and amend Section 4 of the Articles of Association	Management	For	For
15	Approve the guidelines for remuneration to Senior Executives as specified	Management	For	For
16	Closing of the AGM	Non-Voting

SVENSKA HANDELSBANKEN AB, STOCKHOLM
Security	W90937181	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	SE0000193120	Agenda		702355947 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED.-
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
Non-Voting
	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID VO-TE OPTION. THANK YOU	Non-Voting
1.	Opening of the meeting	Non-Voting
2.	Election of Mr. Sven Unger as a Chairman of the meeting	Non-Voting
3.	Establishment and approval of the list of voters	Non-Voting
4.	Approval of the agenda	Non-Voting
5.	Election of persons to countersign minutes	Non-Voting
6.	Approve to determine whether the meeting has been duly called	Non-Voting
7.
Presentation of the annual accounts and Auditors report and the consolidated a-nnual accounts and the auditors report for the group, for 2009. in connection-with this: a presentation of the past years work by the board and its committe-es; a speech by the group chief executive, and any questions from shareholders-to the board and senior management of the bank; a presentation of audit work-during 2009
Non-Voting
8.	Adopt the income statement and the balance sheet, as well as the consolidated income statement and consolidated balance sheet	Management	For	For
9.
Declare a dividend of SEK 8 per share, and the Tuesday, 04 MAY be the Record day for receiving of dividends; if the meeting resolves in accordance with the proposal Euroclear expects to distribute the dividend on Friday, 07 MAY 2010
		Management	For	For
10.	Approve to release from liability for the Members of the Board and the Group Chief Executive for the period referred to in the financial reports	Management	For	For
11.	Authorize the Board to resolve on acquisition and divestment of shares in the bank	Management	For	For
12.	Approve the acquisition of shares in the bank for the banks trading book pursuant to Chapter 7, Section 6 of the Swedish securities market Act	Management	For	For
13.	Approve that the AGM resolve that the Board comprise an unchanged number [12] of Members	Management	For	For
14.
Approve the fees as follows: SEK 2,350,000 to the Chairman,
SEK 675,000 to each of the two vice Chairman, and SEK 450,000 to each of the remaining members; for committee work, the
following fees are proposed SEK 250,000 to each member of the credit committee, SEK 100,000 to each member of the
remuneration committee, SEK 175,000 to the Chairman of the
Audit Committee, and SEK 125,000 to the remaining members of the audit committee; in all cases, the proposed amounts are
unchanged from the resolutions of the AGM in 2008 and 2009; the nomination committee proposes that the meeting resolve on
remuneration to be paid to the Auditors on approved account
		Management	For	For
15.	Re-elect all Board Members and Mr. Hans Larsson, as the Chairman	Management	For	For
16.	Approve the guidelines for remuneration to Senior Management, as specified	Management	For	For
17.	Appoint the Auditors in foundations and their associated management	Management	For	For
18.	Approve the decision on how the nomination committee is to be appointed	Management	For	For
19.
PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER
PROPOSAL: Approve that the general meeting resolve that SEK 2
Million be allocated to a fund/ foundation which would aim to prevent crimes of violence and to prevent errors or negligence in the exercising the public authority at municipal level
		Shareholder	Against	For
20.	Closing of the meeting	Non-Voting

CARSO GLOBAL TELECOM SAB DE CV
Security	P2142R108	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date	29-Apr-2010
ISIN	MXP740451010	Agenda	702356824 - Management
Item	Proposal	Type	Vote	For/Against Management
-
PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE
VOTING RIGHTS AT THIS MEETING.-IF YOU ARE A MEXICAN
NATIONAL AND WOULD LIKE TO SUBMIT YOUR VOTE ON
THIS-MEETING PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE. THANK YOU
Non-Voting
I
Presentation and, if relevant, approval of the report from the general-Director prepared in accordance with Article 172 of the general mercantile-companies law and Article 44, Part XI, of the securities market law,-accompanied by the opinion of the outside auditor, regarding the operations-and results of the Company for the FYE 31 DEC 2009, as well as the opinion of-the Board of
Directors regarding the content of said report, presentation-and, if relevant, approval of the report from the Board of Directors that is-
referred to in Article 172, line b, of the general mercantile companies law-in which are contained the ma in accounting and information policies and-criteria followed in the preparation of the financial information of the-Company, presentation and, if
relevant, approval of the report of the-activities..CONTD
Non-Voting
-
..CONTD and operations in which the Board of Directors
intervened in-accordance with Article 28, Part IV, Line E, of the securities market law,-presentation and, if relevant, approval of the financial statements of the-Company to 31 DEC 2009, both individual and consolidated, and allocation of-the results from the
FY, presentation and, if relevant, approval of the-annual report regarding the activities carried out by the audit Committee in-
accordance with Article 43 of the securities market law and the report-regarding the subsidiaries of the Company, presentation and, if relevant,-approval of the report regarding the fulfillment of the obligations contained-in Article 86, Part XX, of t he income tax law in regard to the presentation-of the report to the shareholders meeting regarding compliance with the tax-obligations that are the responsibility of the company resolutions in this-regard
Non-Voting
II	Presentation and, if relevant, approval of the proposal for the allocation of-results resolutions in this regard	Non-Voting
III
Ratification, if relevant, of the term in office of the Board of
Directors-and of the general Director for the 2009 FY and
appointment or ratification,-if relevant, of the people who will make up the Board of Directors of the-Company and other bodies, after classification of their independence, if-relevant, as well as of the
Chairperson of the audit Committee, as well as-determination of the corresponding compensation resolutions in this regard
Non-Voting
IV
Approval of the maximum amount of funds that can be allocated to the-acquisition of shares of the Company for the 2010 FY, as well as a proposal-and, if relevant, approval regarding the provisions and policies relate d to-the acquisition of shares of t he company resolutions in this regard
Non-Voting
V	Designation of delegates who will carry out the resolutions passed by this-meeting and, if relevant, formalize them as appropriate resolutions in this-regard	Non-Voting

GRUPO MEXICO SAB DE CV
Security	P49538112	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	MXP370841019	Agenda		702357814 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Receive the report from the Executive Chairperson of the
Company regarding the FY that ran from 1 JAN to 31 DEC 2009;
approve the consolidated financial statements of the Company and its subsidiaries to 31 DEC 2009; reports that are referred to in
Article 28, Part IV, Lines A, C, D and E, of the Securities Market
Law, regarding the FY that ran from 1 JAN to 31 DEC 2009
		Management	For	For
2	Receive the report regarding the fulfillment of tax obligations that is referred to in Part XX of Article 86 of the Income Tax Law during the 2009 FY	Management	For	For
3	Approve the allocation of profit from the FYE on 31 DEC 2009	Management	For	For
4
Receive the report that is referred to in Part III of Article 60 of the provisions of a general nature applicable to the issuers of
securities and other securities market participants, including a report regarding the allocation of the funds destined for the acquisition of shares of the Company during the FYE on 31 DEC
2009; approve to determine the maximum amount of funds to be allocated to the acquisition of the shares of the Company during the 2010 FY
		Management	For	For
5
Ratify the acts done by the Board of Directors, the Executive
Chairperson and its committees, during the FY that ran from 1
JAN to 31 DEC 2009; appointment or reelection, of the Members of the Board of Directors of the Company and classification of their independence in accordance with Article 26 of the securities market law; appointment or reelection, of the Members of the committees of the Board itself and of their Chairpersons
		Management	For	For
6	Approve the remuneration for the Members of the Board of Directors and for the Members of the committees of the Board itself	Management	For	For
7	Approve, designation of the delegates who will carry out and formalize the resolutions passed by this meeting	Management	For	For

KBC GROUPE SA, BRUXELLES
Security	B5337G162	Meeting Type		MIX
Ticker Symbol		Meeting Date		29-Apr-2010
ISIN	BE0003565737	Agenda		702358828 - Management
Item	Proposal	Type	Vote		For/Against Management

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
A.1	Receive Directors' report	Non-Voting
A.2	Receive Auditors' report	Non-Voting
A.3	Receive consolidated financial statements and statutory reports	Non-Voting
A.4	Approve to accept financial statements	Management	For		For
A.5	Approve the allocation of income	Management	For		For
A.6	Grant discharge the Directors	Management	For		For
A.7	Grant discharge the Auditors	Management	For		For
A.8.A	Approve the cooptation of Jan Vanhevel as a Director	Management	For		For
A.8.B	Re-elect Germain Vantieghem as a Director	Management	For		For
A.8.C	Re-elect Marc Wittemans as a Director	Management	For		For
A.8.D	Election of Luc Philips as a Director	Management	For		For
A.8.E	Election of Piet Vantemsche as a Director	Management	For		For
A.8.F	Election of Alain Bostoen as a Director	Management	For		For
A.8.G	Election of Marc De Ceuster as a Director	Management	For		For
A.8.H	Election of Eric Stroobants as a Director	Management	For		For
A.8.I	Election of Jean-Pierre Hansen as a Director	Management	For		For
A.8.J	Approve to indicate Jo Cornu as an Independent Board Member	Management	For		For
A.8.K	Election of Ernst and Young as the Auditors and approve the Auditor's remuneration	Management	For		For
A.9	Transact other business	Non-Voting
E.1	Receive special Board report regarding: Issue of Profit-Sharing Certificates	Non-Voting
E.2	Receive special Auditor report regarding: Elimination of Preemptive Rights for-conversion of Profit-Sharing Certificates	Non-Voting
E.3	Amend the Articles regarding: Issuance of Profit-Sharing Certificates	Management	For		For
E.4	Approve the terms and conditions of Profit-Sharing Certificates	Management	For		For
E.5	Amend the Articles regarding: Title II	Management	For		For
E.6	Amend the Articles regarding: Placement of Securities	Management	For		For
E.7	Amend the Articles regarding: Repurchase of Securities	Management	For		For
E.8	Amend the Articles regarding: general meeting	Management	For		For
E.9	Amend the Articles regarding: proxies	Management	For		For
E.10	Amend the Articles regarding: meeting formalities	Management	For		For
E.11	Amend the Articles regarding: adjournment of meeting	Management	For		For
E.12	Amend the Articles regarding: allocation of income	Management	For		For
E.13	Amend the Articles regarding: liquidation	Management	For		For
E.14	Amend the Articles regarding: repurchase of shares to prevent a serious and imminent harm	Management	For		For
E.15	Approve to eliminate preemptive rights regarding: item 16	Management	For		For
E.16	Approve the issuance of shares for conversion of profit-sharing Certificates	Management	For		For
E.17	Authorize the implementation of approved resolutions regarding: conversion of profit-sharing certificates	Management	For		For
E.18	Authorize the implementation of approved resolutions regarding: terms and conditions of profit-sharing certificates	Management	For		For
E.19	Discuss merger with Fidabel NV	Non-Voting
E.20	Approve the Merger Agreement with Fidabel NV	Management	For		For
E.21	Approve the merger by absorption of Fidabel NV	Management	For		For
E.22	Authorize the implementation of approved resolutions	Management	For		For
E.23	Authorize the coordination of the Articles	Management	For		For
E.24	Approve the filing of required documents/formalities at trade	Management	For		For

ENI SPA, ROMA
Security		T3643A145	Meeting Type		MIX
Ticker Symbol			Meeting Date		29-Apr-2010
ISIN		IT0003132476	Agenda		702366875 - Management
Item	Proposal		Type	Vote		For/Against Management
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID'S 686251 AND 684082 DUE TO-2 MEETINGS BEING
MERGED INTO 1 MIX MEETING. ALL VOTES RECEIVED ON
THE PREVIOU-S MEETINGS WILL BE DISREGARDED AND
YOU WILL NEED TO REINSTRUCT ON THIS MEETING-
NOTICE. THANK YOU.
Non-Voting
O.1	Approve the balance sheet as of 31 DEC 2009 of Eni Spa, consolidated balance sheet as of 31 DEC 2009; Directors, Board of Auditors and External Auditing Company's reporting		Management	For		For
O.2	Approve the profits allocation		Management	For		For
O.3	Appoint the Independent Auditors for the period 2010-2018		Management	For		For
E.1	Amend the Articles 1, 4, 12, 15 and 16 of the Corporate Bylaws; related resolutions		Management	For		For
CMMT
PLEASE NOTE THAT IN COMPLIANCE WITH ARTICLE 13,
PARAGRAPH 1, OF THE CORPORATE-BYLAWS
SHAREHOLDERS WHO ALONE OR TOGETHER WITH OTHER
SHAREHOLDERS, HOLD AT LEA-ST ONE FORTIETH OF
CORPORATE CAPITAL CAN REQUEST, WITHIN 5 DAYS
FROM THE ISSUE-RS NOTIFICATION OF THIS MEETING, AN
INTEGRATION TO THE ITEMS OF THIS AGENDA, Q-UOTING
IN THEIR REQUEST THE ADDITIONAL SUBJECTS
PROPOSED; THE INTEGRATION IS N-OT ALLOWED FOR
SUBJECTS ON WHICH THE MEETING DELIBERATES,
ACCORDING TO THE LAW-, ON PROPOSAL OF DIRECTORS
OR ON THE BASIS OF A PROJECT OR A REPORT DRAWN UP
B-Y THE DIRECTORS. THANK YOU.
Non-Voting

BAYER AG, LEVERKUSEN
Security	D0712D163	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		30-Apr-2010
ISIN	DE000BAY0017	Agenda		702267534 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED
DEPENDING ON SOME SUBCUSTODIANS'-PROCESSING IN
THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE TO-OBTAIN BLOCKING INFORMATION
FOR YOUR ACCOUNTS.
Non-Voting
1.
Submission of the confirmed financial statements of Bayer AG and consolidated financial statements of the Bayer Group, the
combined management report, the report of the Supervisory
Board as well as the explanatory report by the Board of
Management on takeover-relevant information for the FY 2009
and the Board of Management proposal for the distribution of the profit; resolution on the distribution of profit
		Management	For	For
2.	Ratification of actions of the members of the Board of Management	Management	For	For
3.	Ratification of actions of the members of the Supervisory Board	Management	For	For
4.	Approval of the compensation system for members of the Board of Management	Management	For	For
5.
Rescission of the existing Authorized Capital I, creation of a new
Authorized Capital I with the option of exclusion of subscription rights and amendment of Section 4 Paragraph 2 of the Articles of
Incorporation [capital stock]
		Management	For	For
6.
Rescission of the existing Authorized Capital II, creation of a new
Authorized Capital II with the option of exclusion of the
subscription rights and amendment of Section 4 Paragraph 3 of the Articles of Incorporation [capital stock]
		Management	For	For
7.
Authority to issue bonds with warrants, convertible bonds, profit sharing rights or profit participation bonds [or a combination of these instruments] and to exclude subscription rights, creation of a new conditional capital through the rescission of the existing conditional capital and amendment of the Articles of Incorporation
		Management	For	For
8.	Authorization for the acquisition and use of treasury shares with the possible exclusion of subscription rights and any other tender rights	Management	For	For
9.	Adjustments to the Articles of Incorporation in Section 14, 15 and 16 concerning the Act Implementing the Stockholder Rights Directive [ARUG]	Management	For	For
10.	Appointment of the Auditor for the audit of the financial statements and the audit review of the half-year financial report	Management	For	For

WOODSIDE PETROLEUM LTD
Security		980228100	Meeting Type		Annual General Meeting
Ticker Symbol			Meeting Date		30-Apr-2010
ISIN		AU000000WPL2	Agenda		702311313 - Management
Item	Proposal		Type	Vote	For/Against Management
1	To receive and consider the financial report of the Company and the reports-of the Directors and Auditor for the YE 31 DEC 2009		Non-Voting
2	Re-elect Dr. Andrew Jamieson as a Director		Management	For	For
3	Adopt the remuneration report for the YE 31 DEC 2009		Management	For	For

PEARSON PLC
Security	G69651100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		30-Apr-2010
ISIN	GB0006776081	Agenda		702314220 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the receipt of financial statements	Management	For	For
2	Approve the final dividend	Management	For	For
3	Re-elect David Arculus	Management	For	For
4	Re-elect Patrick Cescau	Management	For	For
5	Re-elect Will Ethridge	Management	For	For
6	Re-elect Rona Fairhead	Management	For	For
7	Re-elect Robin Freestone	Management	For	For
8	Re-elect Susan Fuhrman	Management	For	For
9	Re-elect Ken Hydon	Management	For	For
10	Re-elect John Makinson	Management	For	For
11	Re-elect Glen Moreno	Management	For	For
12	Re-elect CK. Prahalad	Management	For	For
13	Re-elect Marjorie Scardino	Management	For	For
14	Approve the Directors remuneration report	Management	For	For
15	Re-appoint the Auditors	Management	For	For
16	Approve the remuneration of the Auditors	Management	For	For
17	Approve the allotment of shares	Management	For	For
S.18	Approve the waiver of pre-emption rights	Management	For	For
S.19	Grant authority to purchase own shares	Management	For	For
S.20	Approve the Articles of Association	Management	For	For
S.21	Approve the notice of meetings	Management	For	For
22	Approve the Share Incentive Plan	Management	For	For

BARCLAYS PLC, LONDON
Security	G08036124	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		30-Apr-2010
ISIN	GB0031348658	Agenda		702326629 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the reports of the Directors and Auditors and the audited accounts of the Company for the YE 31 DEC 2009	Management	For	For
2	Approve the remuneration report for the YE 31 DEC 2009	Management	For	For
3	Re-elect Reuben Jeffery III as Director of the Company	Management	For	For
4	Re-elect Marcus Aglus as a Director of the Company	Management	For	For
5	Re-elect David Booth as a Director of the Company	Management	For	For
6	Re-elect Sir Richard Broadbent as a Director of the Company	Management	For	For
7	Re-elect Sir Michael Rake as a Director of the Company	Management	For	For
8	Re-elect Sir Andrew Likierman as a Director of the Company	Management	For	For
9	Re-elect Chris Lucas as a Director of the Company	Management	For	For
10
Re-appoint PricewaterhouseCoopers LLP, Chartered Accountants and Registered Auditors, as the Auditors of the Company to hold office from the conclusion of this meeting until the conclusion of the next AGM at which accounts are laid before the Company
		Management	For	For
11	Authorize the Directors to set the remuneration of the Auditors	Management	For	For
12
Authorize the Company, in accordance with Section 366 of the
Companies Act 2006 [the 2006 Act] the Company and any
Company which, at any time during the period for which this
resolution has effect, is a subsidiary of the Company to a) make political donations to political organizations not exceeding GBP
25,000 in total and b) incur political expenditure not exceeding
GBP 100,000 in total, in each case during the period commencing on the date of this resolution and ending on the date of the AGM of the Company to be held in 2011 or on 30 JUN 2011, provided that the maximum amounts as specified may consist of sums in any currency converted into sterling at such rate as the Board may in its absolute discretion determine for the purposes of this resolution, the terms political donations political organizations and political expenditure shall have the meanings given to them in
Sections 363 to 365 of the 2006 Act
		Management	For	For
13
Authorize the Directors, in substitution for all existing authorities, pursuant to Section 551 of the 2006 Act to exercise all the powers of the Company to; a) allot shares [as defined in Section 540 of the 2006 Act] in the Company or grant rights to subscribe for or to convert any security into shares in the Company up to an
aggregate nominal amount of GBP 1,043,323,357, GBP
77,500,000, EUR 40,000,000 and 1F4,000,000,000; b) allot equity securities [as specified in Section 560 of the 2006 Act] up to an aggregate nominal amount of GBP 2,006,646,714 [such amount
to be reduced by the aggregate nominal amount of ordinary
shares allotted or rights to subscribe for or to convert any securities into ordinary shares in the Company granted under this
Resolution 13] in connection with an offer by way of a rights issue:
i) to ordinary shareholders in proportion [as nearly as maybe practicable] to their existing holdings; and ii) to holders of other equity securities [as defined in Section 560 of the 2006 Act] as
		Management	For	For

required by the rights of those securities, or subject to such rights, as the Directors otherwise consider necessary, and so that the
Directors may impose any limits or restrictions and make any arrangements which they consider necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, legal, regulatory or practical problems in, or under the laws of, any territory or any other matter, [Authority expires the earlier of the end of the AGM of the Company to be held in 2011 or the close of business on 30 JUN 2011]; the Company may make offers and
enter into agreements before the authority expires which would, or might require shares to be allotted or rights to subscribe for or to convert any security into shares to be granted after the authority expires and the Directors may allot shares or grant such rights under any such offer or agreement as if the authority had not expired

S.14
Authorize the Directors, in substitution for all existing powers, and subject to the passing of Resolution 13, pursuant to Section 570 of the 2006 Act to allot equity securities [as defined in Section 560 of the 2006 Act] for cash, pursuant to the authority granted
Resolution 13 and/or where the allotment constitutes an allotment of equity securities by virtue of Section 560(3) of the 2006 Act, in each case free of the restriction in Section 561 of the 2006 Act, such power to be limited: [a] to the allotment of equity securities in connection with an offer of equity securities [but in case of an allotment pursuant to the authority granted by Paragraph [b] of
Resolution 13, such power shall be limited to the allotment of equity securities in connection with an offer by way of a rights issue only]: [i] to ordinary shareholders in proportion [as nearly as may be practicable to their existing holdings;] [ii] to holders of other equity securities [as defined in Section 560 of the 2006 Act], as required by the righ
		Management	For	For
S.15
Authorize the Company for the purposes of Section 701 of the
2006 Act to make market purchases [within the meaning of
Section 701 of the 2006 Act] on the London Stock Exchange of up
to an aggregate of 1,203,988,028 ordinary shares of25 p each in its capital, and may hold such shares as treasury shares, provided that: a) the minimum price [exclusive of expenses] which may be paid for each ordinary share is not less than 25p; b) the maximum price [exclusive of expenses] which may be paid for each ordinary
		Management	For	For

share shall not be more than the higher of [1] 105% of the average of the market values of the ordinary shares [as derived from the
Daily official list of the London Stock Exchange] for the 5 business days immediately preceding the date on which the purchase is made and ii) that stipulated by Article 5(1) of the Buy-back and
Stabilization Regulation [EC 2273/2003); and c) [Authority expires the earlier of the end of the AGM of the Company to be held in
2011 or the close of business on 30 JUN 2011]; [except in relation to any purchase of shares the contract for which was concluded before such date and which would or might be executed wholly or partly after such date]

S.16
Authorize the Directors to call general meetings [other than an
AGM] on not less than 14 clear days notice, such authority to expire at the end of the AGM of the Company to be held in 2011 or the close of the business on 30 JUN 2011, whichever is the earlier
		Management	For	For
S.17
Amend the Articles of Association of the Company by deleting all the provisions of the Company's Memorandum of Association
which, by virtue of Section 28 of the 2006 Act, are to be treated as provisions of the Company's Articles of Association; and adopt the
Articles of Association, as specified as the Articles of Association of the Company in substitution for, and to the exclusion of the existing Articles of Association
		Management	For	For
18
Approve and adopt the rules of the Barclays Group SAYE Share
Option Scheme, as specified, and authorize the Directors to: a) to do such acts and things necessary or expenditure for the
purposes of implementing and giving effect to the Sharesave Plan, including making any changes to the draft rules of the Sharesave
Plan in order to obtain HM Renevue & Customs approval; and b)
establish such appendicies schedules, supplements or further schemes based on Sharesave Plan but modified to take
advantage of or to comply with, local tax, exchange control or securities laws in jurisdictions outside in UK, provided that any ordinary shares made available under any such appendices,
schedules, supplements or further schemes are treated as
counting against the limits and overall participation in the
Sharesave Plan
		Management	For	For

GRUPO TELEVISA SA
Security	P4987V137	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		30-Apr-2010
ISIN	MXP4987V1378	Agenda		702346049 - Management
Item	Proposal	Type	Vote	For/Against Management
-
PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE
VOTING RIGHTS AT THIS MEETING.-IF YOU ARE A MEXICAN
NATIONAL AND WOULD LIKE TO SUBMIT YOUR VOTE ON
THIS-MEETING PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE. THANK YOU
Non-Voting
1
Approve the reports that are referred to in Article 28, Part iv, of the-Securities Market Law, including the presentation of the financial statements-of the Company for the FYE 31 DEC 2009, and resolutions regarding the term in-office of the Board of
Directors, Committees and General Director of the-Company
Non-Voting
2	Receive the report regarding the fulfillment of the tax obligations of the-Company, in compliance with the applicable legal provisions	Non-Voting
3	Approve the allocation of results from the FYE 31 DEC 2009	Non-Voting
4.1	Approve the amount that can be allocate d to the purchase of the shares of-the Company in accordance with that which is provided for in Article 56, Part-iv, of the Securities Market Law	Non-Voting
4.2	Receive the report regarding the policies and resolutions adopted by the-Board of Directors of the Company, in relation to the purchase and sale of-such shares	Non-Voting
5	Appointment and or ratification, if relevant, of the people who will make up	Non-Voting
6	Appointment and or ratification, if relevant, of the people who will make up	Non-Voting
7	Appointment and or ratification, if relevant, of the Chairperson of the Audit	Non-Voting
8	Approve remuneration for the Members of the Board of Directors, of the-Executive Committee and of the Audit and Corporate Practices Committee, as-well as for the Secretary	Non-Voting
9	Approve the designation of Delegates who will carry out and formalize the-resolutions passed by this meeting	Non-Voting

RENAULT SA, BOULOGNE BILLANCOURT
Security	F77098105	Meeting Type		MIX
Ticker Symbol		Meeting Date		30-Apr-2010
ISIN	FR0000131906	Agenda		702347534 - Management
Item	Proposal	Type	Vote		For/Against Management
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0402/201004021001022.pdf	Non-Voting
O.1	Approve the consolidated accounts	Management	For		For
O.2	Approve the annual accounts	Management	For		For
O.3
Approve to allocate the income for the FY as follows: earnings for the financial year: EUR 49,265,514.05, previous retained
earnings: EUR 6,301,650,178.90, distributable income: EUR
6,350,915,692.95, dividends: EUR 0.00, retained earnings: EUR
6,350,915,692.95 as required by law
		Management	For		For
O.4	Approve the Agreements specified in Article 225-38 of the Code du Commerce Commercial Code	Management	For		For
O.5	Approve the Auditor's report on the items serving to determine remuneration for participating securities	Management	For		For
O.6	Grant authority to float its own shares on the Stock Exchange	Management	For		For
E.7	Grant authority to cancel shares bought back	Management	For		For
E.8	Amend the Articles of Association	Management	For		For
O.9	Approve to renew the Director's mandate: Carlos GHOSN	Management	For		For
O.10	Approve Monsieur Carlos Ghosn's pension commitments as specified in Article L. 225-42-1 paragraph 6 of the Code du Commerce	Management	For		For
O.11	Approve to renew the Director's mandate: Marc LADREIT DE LACHARRIERE	Management	For		For
O.12	Approve to renew the Director's mandate: Franck RIBOUD	Management	For		For
O.13	Approve to renew the Director's mandate: Hiroto SAIKAWA	Management	For		For
O.14	Appointment of Alexis KOHLER as a Director representing the State	Management	For		For
O.15	Appointment of Luc ROUSSEAU as a Director representing the State	Management	For		For
O.16	Appointment of Monsieur Bernard DELPIT as a Director	Management	For		For
O.17	Appointment of Pascale SOURISSE as a Director	Management	For		For
O.18	Powers for formalities	Management	For		For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
OF TEXT IN RESOLUTION 3 AND-RECEIPT OF TIME AND
LOCATION. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
PLEASE D-O NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCT-IONS.
THANK YOU.
Non-Voting

INTESA SANPAOLO SPA, TORINO
Security	T55067101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		30-Apr-2010
ISIN	IT0000072618	Agenda		702356076 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON
30APR 2010. CONSEQUENTLY, YOUR VOTING
INSTRUCTIONS WILL REMAIN VA-LID FOR ALL CALLS
UNLESS THE AGENDA IS AMENDED. THANK YOU.
Non-Voting
1.	Proposal for allocation of net income for FYE 31 DEC 2009 and for dividend distribution.	Management
2.	Determination of the number of Supervisory Board Members for financial years 2010/2011/2012.	Management

PLEASE NOTE THAT ALTHOUGH THERE ARE FIVE
CANDIDATE SLEDS TO BE ELECTED AS SUPE-RVISORS,
THERE IS ONLY ONE VACANCY AVAILABLE TO BE FILLED AT
THE MEETING. THE-STANDING INSTRUCTIONS FOR THIS
MEETING WILL BE DISABLED AND, IF YOU CHOOSE, YO-U
ARE REQUIRED TO VOTE FOR ONLY ONE OF THE FIVE
SUPORVISOR SLEDS. THANK YOU.
Non-Voting
3.1
List presented by Compagnia Sanpaolo and Fondazione Cariplo
16 candidates  current Chairman, 7 current members and 8 new candidates.  To view the complete list of candidates please copy and paste the below link into you internet browser:
https://materials.proxyvote.com/Approved/99999Z/19840101/INFS
T_58351.PDF
Management
3.2
List presented by Fondazione Cassa di Risparmio Padova e
Rovigo, Ente Cassa di Risparmio di Firenze and Fondazione
Cassa di Risparmio in Bologna 9 candidates 3 current members and 6 new candidates.  To view the complete list of candidates please copy and paste the below link into you internet browser:
https://materials.proxyvote.com/Approved/99999Z/19840101/INFS
T_58352.PDF
Shareholder
3.3
List presented by Assicurazioni Generali S.p.A.  2 candidates 1 current member and 1 new candidate.  To view the complete list of candidates please copy and paste the below link into you
internet browser:
https://materials.proxyvote.com/Approved/99999Z/19840101/INFS
T_58353.PDF
Shareholder
3.4
List Presented by Aletti Gestielle S.G.R. S.p.A., Allianz Global
Investors Italia SgrpA, Arca S.G.R. S.p.A., BNP Asset
Management SGR S.p.A., Kairos Partners SGR S.p.A., Kairos
International Sicav, Mediolanum Gestione Fondi SGRpA,
Challenge Funds, Pioneer Investment Management SGRpA,
Pioneer Asset Management SA, Prima SGR S.p.A., Stichting
Depositary APG Developed Markets Equity Pool and
UBIPramerica Sgr S.p.A.  2 candidates 1 current member and 1 new candidate. To view the complete list of candidates please copy and paste the below link into you internet browser:
https://materials.proxyvote.com/Approved/99999Z/19840101/INFS
T_58354.PDF
Shareholder
3.5
List presented by Credit Agricole S.A. – 2 candidates
– 2 new candidates.  To view the complete list of candidates please copy and paste the below link into your internet browser:
https://materials.proxyvote.com/Approved/99999Z/19840101/INFS
T_58355.PDF
Shareholder
4.	Election of the Chairmen and Deputy Chairman of the Supervisory Board for financial years 2010/2011/2012 [pursuant to Article 23.8 of the Articles of Association].	Management
5.	Determination of remuneration due to Supervisory Board Members [pursuant to Article 23.13 of the Articles of Association].	Management
6.	Policies on remuneration due to Management Board Members.	Management
7.	Share-based long term incentive plans.	Management

OTP BANK PLC, BUDAPEST
Security	X60746181	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		30-Apr-2010
ISIN	HU0000061726	Agenda		702357472 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 683292 DUE TO CHANGE IN VO-TING STATUS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED.-
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED.-
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
1.A	Amend the Company's Bylaws by passing separate resolutions in respect of the two combined recommendations contained in the proposal of the Board of Directors	Management	For	For
1.B
Amend the Sections 8.3., 8.4., 8.5., 8.8., 8.11., 8.14., 8.22., 8.24.,
8.26., 12/A.2., 12/A.3. and 12/A.4. of the Company's Bylaws in
keeping with the proposal and on the basis of the annex to the minutes of the General Meeting
		Management	For	For
1.C	Amend Sections 6.4. and 8.17. of the Bylaws in accordance with the proposal, on the basis of the annex to the minutes of the General Meeting	Management	For	For
2.
Approve the AGM approves the distribution of the after-tax profit of HUF 102,329 million as follows: the amount of general
provisioning should be HUF 10,233 million, no dividends will be paid from the after-tax profit, thus the balance sheet profit for the financial year amounts to HUF 92,096 million, [The text above is a selected part of the proposal for resolution of the AGM.]
		Management	For	For
3.	Approve the AGM accepts OTP Bank Plc.'s 2009 Report on Corporate Governance	Management	For	For
4.	The evaluation of the activities of the Management in the business year, decis-ion on granting discharge of liability	Non-Voting
5.	The report of the Board of Directors on the banks business policy for 2010	Non-Voting
6.	Approve that the AGM accepts the proposal for modification of the rules of procedure of the Supervisory Board pursuant to the proposal, in keeping with the annex of the General Meeting's minutes	Management	For	For
7.
Approve, based on Section 3 Para 66 Act CXII of 1966 [Act on
Credit Institutions and Financial Enterprises] - concerning the audit of OTP Bank Plc's unconsolidated and consolidated 2010 financial statements - the AGM is electing Deloitte Auditing and
Consulting Ltd. as the Bank's auditor from 01 MAY 2010 until 30
APR 2011, the AGM approves the nomination of Zsuzsanna
Nagyvaradine Szepfalvi [No. 005313 chartered auditor] as the person responsible for auditing, in case any circumstance should arise which ultimately precludes the activities of Zsuzsanna
Nagyvaradine Szepfalvi as appointed auditor in this capacity, proposes the appointment of Zoltan Nagy [No. 005027 chartered auditor] to be the individual in charge of auditing, the AGM establishes the total amount of HUF 56,000,000 + VAT as the
Auditor's remuneration for the audit of the 2008 annual accounts, prepared in accordance with Hungarian Accounting Standards as applicable to credit institutions, and for the audit of the
consolidated annual accounts prepa
		Management	For	For
8.
Approve the AGM accepts the following monthly remunerations as from 01 MAY 2010: for the Chairman of the Board of Directors
HUF 750,000 for the Deputy Chairman of the Board of Directors
HUF 725,000 for the members of the Board of Directors HUF
645,000 for the Chairman and Deputy Chairman of the
Supervisory Board HUF 725,000 for the members of the
Supervisory Board HUF 580,000 for the members of the Audit
Committee no remuneration
		Management	For	For
9.
Authorize the Board of Directors to acquire treasury shares
[shares issued by OTP Bank Plc] in order to provide the
necessary shares for the incentive option and bonus share system programs operating at OTP Bank Plc, to ensure the possibility of rapid intervention to restrain share-price fluctuations, to develop and maintain services provided to the Company's customers and to execute transactions aimed at optimizing the Company's equity situation, the Board of Directors is entitled to acquire 100 HUF face value ordinary shares with the proviso that the volume of treasury shares under this authorization shall not exceed
56,000,000 shares at any time. If the acquisition of shares is for consideration then the purchase price of the shares at each
transaction shall not be lower than the face value of the shares and not be higher than 150%, of the highest price registered on the Budapest Stock Exchange on the day before the transaction with the proviso that if such transaction is executed on the
Budapest Stock Exc
		Management	For	For

DEUTSCHE TELEKOM AG, BONN
Security	D2035M136	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		03-May-2010
ISIN	DE0005557508	Agenda		702305966 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED
DEPENDING ON SOME SUBCUSTODIANS'-PROCESSING IN
THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE TO-OBTAIN BLOCKING INFORMATION
FOR YOUR ACCOUNTS.
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY wit-h the report of the Supervisory Board, the group financial statements and annu-al report, and the proposal on the appropriation of the distributable profit
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
6,421,196,639.17 as follows: Payment of a dividend of EUR 0.78 per share. EUR 3,035,281,633.45 shall be carried forward. Ex-
dividend and payable date: 04 MAY 2010
		Management	For	For
3.	Ratification of the acts of the Board of Managing Directors during the 2009 FY	Management	For	For
4.	Postponement of the ratification of the acts of Klaus Zumwinkel as a member of the Supervisory Board during the 2008 FY	Management	For	For
5.	Ratification of the acts of the Supervisory Board during the 2009 FY	Management	For	For
6.	Approval of the compensation system for the Members of the Board of Managing Directors	Management	For	For
7.	Appointment of Auditors for the 2010 FY: PricewaterhouseCoopers AG, Frankfurt, and Ernst + Young GmbH, Stuttgart	Management	For	For
8.
Authorization to acquire own shares, the Company shall be
authorized to acquire own shares of up to 10% of its share capital, at prices not deviating more than 10% from the market price of the shares, on or before 02 NOV 2011, The Board of Managing
Directors shall be authorized to sell the shares on the stock exchange, to offer the shares to shareholders by way of a rights offering, to dispose of the shares in another manner if they are sold at a price not materially below their market price, to float the shares on foreign stock exchanges, to use the shares for
acquisition purposes, to use the shares to satisfy conversion and option rights, to use the shares as employee shares, and to retire the shares
		Management	For	For
9.	Election of Wulf H. Bernotat to the Supervisory Board	Management	For	For
10.	Election of Ulrich Middelmann to the Supervisory Board	Management	For	For
11.	Approval of the control and profit transfer agreement with the Company's wholly owned subsidiary Erste DFMG Deutsche Funkturm Ver-moegens-GmbH	Management	For	For
12.	Approval of the control and profit transfer agreement with the Company's wholly owned subsidiary T-Mobile Global Holding Nr. 2 GmbH	Management	For	For
13.
Resolution on the authorization to issue convertible, warrant or income bonds and/or profit-sharing rights, the creation of
contingent capital, and the corresponding amendments to the
articles of association, the Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to issue bonds or profit-sharing rights of up to EUR 6,500,000,000,
conferring a conversion or option right for up to 429,687,500 new shares of the Company, on or before 02 MAY 2015, shareholders shall be granted subscription rights, except for the issue of bonds at a price not materially below their theoretical market value, for residual amounts, and in order to grant subscription rights to holders of previously issued conversion and option rights, the existing contingent capital IV shall be revoked, the Company's share capital shall be increased accordingly by up to EUR
1,100,000,000 through the issue of up to 429,687,500 new
shares, insofar as conversion or option rights are exercised
[contingent :capital 2
		Management	For	For
14.
Approval of the revision of the Supervisory Board remuneration, and the corresponding amendments to the Articles of Association the fixed remuneration per member shall be increased to EUR
30,000 for the 2010 FY and EUR 40,000 thereafter, and the
variable remuneration amended to EUR 1,000 for every EUR 0.02 by which the profit per share in the second year after the FY in question exceeds that of 3 years previous, the Chairman shall receive twice, and the Deputy Chairman one and a half times, the amounts
		Management	For	For
15.	Amendment to section 2 of the Articles of Association to reflect the expansion of the object of the Company	Management	For	For
16.
Amendment to section 14 of the Articles of Association in respect of the deadline for announcing the shareholders' meeting being 30 days prior to the meeting, extended by the length of the
registration period
		Management	For	For
17.	Amendment to section 15 of the Articles of Association in respect of the authorization of the Company to transmit the shareholders' meeting by audiovisual means	Management	For	For
18.	Amendment to section 16 of the Articles of Association in respect of participation in the shareholders' meeting by electronic means	Management	For	For
19.	Amendment to section 16 of the Articles of Association in respect of absentee voting at the shareholders' meeting	Management	For	For

COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS
MEETING. A LINK TO THE COUNTER P-ROPOSAL
INFORMATION IS AVAILABLE IN THE MATERIAL URL
SECTION OF THE APPLICATIO-N. IF YOU WISH TO ACT ON
THESE ITEMS, YOU WILL NEED TO REQUEST A MEETING
ATTEN-D AND VOTE YOUR SHARES AT THE COMPANYS
MEETING.
Non-Voting

GDF SUEZ, PARIS
Security	F42768105	Meeting Type		MIX
Ticker Symbol		Meeting Date		03-May-2010
ISIN	FR0010208488	Agenda		702370672 - Management
Item	Proposal	Type	Vote		For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 668601 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.     The followin-g applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions will-be
forwarded to the Global Custodians that have become Registered
Intermediar-ies, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Gl-obal Custodian will sign the Proxy
Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
Non-Voting
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLIC-KING ON THE MATERIAL URL LINK: https://balo.journal- officiel.gouv.fr/pdf/2010/-0412/201004121001137.pdf	Non-Voting
O.1	Approve the transactions and the annual financial statements for the FY 2009	Management	For		For
O.2	Approve the consolidated financial statements for the FY 2009	Management	For		For
O.3	Approve the allocation of income for the FYE on 31 DEC 2009 and setting of the dividend	Management	For		For
O.4	Approve the regulated agreements pursuant to Article L.225-38 of the Commercial Code	Management	For		For
O.5	Authorize the Board of Directors to operate on the Company's shares	Management	For		For
E.6
Authorize the Board of Directors to decide, with preferential subscription rights, i) to issue common shares and/or any
securities giving access to the Company's capital and/or the
Company's subsidiaries, and/or ii) to issue securities entitling to allocation of debt securities
		Management	For		For
E.7
Authorize the Board of Directors to decide, with cancellation of preferential subscription rights, i) to issue common shares and/or any securities giving access to the Company's capital and/or the
Company's subsidiaries, and/or ii) to issue securities entitling to allocation of debt securities
		Management	For		For
E.8
Authorize the Board of Directors to decide to issue common
shares or various securities with cancellation of preferential subscription rights, as part of an offer pursuant to Article L. 411-2
II of the Monetary and Financial Code
		Management	For		For
E.9
Authorize the Board of Directors to increase the number of
securities to be issued in the event of issuances of securities with or without preferential subscription rights carried out under the 6th,
7th and 8th resolutions
		Management	For		For
E.10
Authorize the Board of Directors to carry out the issuance of common shares and/or various securities as remuneration for the contribution of securities granted to the Company within the limit of 10% of the share capital
		Management	For		For
E.11
Authorize the Board of Directors to decide to increase the share capital by issuing shares, with cancellation of preferential subscription rights in favor of the employees who are Members of
GDF SUEZ Group' Saving Plans
		Management	For		For
E.12
Authorize the Board of Directors to decide to increase the share capital, with cancellation of preferential subscription rights, in favor of any entities whose exclusive purpose is to subscribe, own and transfer GDF SUEZ shares or other financial instruments as part of the implementation of one of the multiple formulas of the international Employee Savings Plan of GDF SUEZ Group
		Management	For		For
E.13	Approve the overall limitation of the delegations concerning the capital increase, immediate and/or at term	Management	For		For
E.14	Authorize the Board of Directors to decide to increase the share capital by incorporation of premiums, reserves, profits or others	Management	For		For
E.15	Authorize the Board of Directors to reduce the capital by cancellation of treasury shares	Management	For		For
E.16	Authorize the Board of Directors to subscribe or purchase the Company's shares in favor of the employees and/or Company's officers and/or Group subsidiaries	Management	For		For
E.17	Authorize the Board of Directors to carry out the free allocation of shares in favor of the employees and/or Company's officers and/or Group subsidiaries	Management	For		For
E.18	Powers to carry out the decisions of the General Meeting and for the formalities	Management	For		For
A.
PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER
PROPOSAL: Approve in order to limit the use of debts while
increasing the investment capacity of the Group, including
research & development and infrastructure, the general meeting decides concerning the dividend proposed in the 3rd resolution, that the amount of the dividends paid for the FY 2009 is set at
EUR 0.80 per share, including the interim dividend of EUR 0.80 per share already paid on 18 DEC 2009
		Shareholder	Against		For

LINDE AG
Security		D50348107	Meeting Type		Annual General Meeting
Ticker Symbol			Meeting Date		04-May-2010
ISIN		DE0006483001	Agenda		702303570 - Management
Item	Proposal		Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS 13 APR 2010 , WHEREA-S THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. TH-IS IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
G-ERMAN LAW. THANK YOU
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY wit-hin the report of the supervisory Board, the group financial statements and an-nual report, and the report pursuant to
Section 289(4) and 315(4) of the Germa-n Commercial Code
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
887,319,283.44 as follows: payment of a dividend of EUR 1.80 per share; EUR 583,286,510.64 shall be allotted to the other revenue reserves; ex-dividend and payable date: 05 MAY 2010
			Management	For	For
3.	Ratification of the acts of the Board of Managing Directors		Management	For	For
4.	Ratification of the acts of the Supervisory Board		Management	For	For
5.	Ratification of the compensation system for the Board of Managing Directors based on the current level of remuneration		Management	For	For
6.	Appointment of KPMG AC, Berlin as the Auditors for the 2010 FY		Management	For	For
7.
Authorization to acquire own shares. The Company shall be
authorized to acquire own shares of up to 10% of its share capital, at prices not deviating more than 10% from their market price, on or before 03 MAY 2015; the Board of Managing Directors' shall be authorized to dispose of the shares in a manner other than the stock exchange or a rights offering it the shares are sold at a price not materially below their market price, to use the shares for acquisition purposes or for the fulfillment of option or conversion rights, and to retire the shares
			Management	For	For
8.
Resolution on the renewal of the authorized capital, and the corresponding amendments to the Articles of Association; the authorization to increase the share capital by up to EUR
80,000,000 on or before 07 JUN 2010, shall be revoked; the
Board of Managing Directors shall be authorizes, with the consent of the supervisory Board, to increase the share capital by up to
EUR 20,000,000 through the issue of new bearer shares against
			Management	For	For

payment in cash and/or kind, on or before 03 MAY 2015
[authorized capital I]; shareholders shall be granted subscription rights, except for residual amounts, for the granting of such rights to holders of previously issued conversion and option rights, for the issue of employee shares of up to EUR 3,500,000, for the issue of shares against payment in kind, and for the issue of shares at a price not materially below their market price

9.
Resolution on the revision of the authorization to issue convertible and/or warrant bonds, and the corresponding amendments to the
Articles of Association; the authorization to issue convertible and/or warrant bonds granted on 08 JUN 2005 and 03 JUN 2008
shall both be revoked, along with the corresponding contingent capital, the Board of Managing Directors' shall be authorized, with the consent of the Supervisory Board to issue bonds of up to EUR
2,500,000,000 conferring a conversion or option right for new shares of the company, on or before 03 MAY 2015, shareholders shall be granted subscription rights, except insofar as the bonds are issued at a price not materially below their theoretical market value, for residual amounts, and in order to grant subscription rights to holders of convertible and option rights; the share capital shall be increased accordingly by up to EUR 85,000,000 through the issue of up to 33,203,125 new bearer shares insofar as
convertible and/or option rights are exercised [2010 contin
			Management	For	For
10.
Amendments to the rights directive implementation act [ARUG]: 1)
Section 12.2 shall be amended in respect of the shareholders'
meeting being announced at least 30 days prior to the deadline for registration for attendance at the meeting; 2) Section 12.3 shall be revised in respect of registration for attendance at the
shareholders' meeting reaching the Company at least six days in advance; 3) Section 12.4 shall be revised in respect of
participation in and voting at shareholders' meeting being
contingent upon provision of proof of shareholding as per the 21st day prior to the meeting; 4) Section 12.5 and 12.6 shall be
amended in respect of shareholders being able to vote at
shareholders' meeting by way of electronic communication or by absentee ballot; 5) Section 12.7 shall be amended in respect of shareholders issuing proxy voting instructions in textual form; 6)
the title of Section 12 shall be amended to reflect the above mentioned changes; 7) Section 14.4 shall be amended in respect of the Company being a
			Management	For	For

CARREFOUR SA, PARIS
Security	F13923119	Meeting Type		MIX
Ticker Symbol		Meeting Date		04-May-2010
ISIN	FR0000120172	Agenda		702319698 - Management
Item	Proposal	Type	Vote		For/Against Management
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0329/201003291000913.pdf	Non-Voting
O.1	Approve the financial statements	Management	For		For
O.2	Approve the consolidated financial statements	Management	For		For
O.3	Approve pursuant to Article L.225-42-1 of the Commercial Code	Management	For		For
O.4	Approve pursuant to Article L.225-42-1 of the Commercial Code	Management	For		For
O.5	Approve the allocation of income and setting of the dividend	Management	For		For
O.6	Approve to renew Mrs. Anne-Claire Taittinger's term as a Board Member	Management	For		For
O.7	Approve to renew Mr. Sebastien Bazin's term as a Board Member	Management	For		For
O.8	Approve to renew Mr. Thierry Breton's term as a Board Member	Management	For		For
O.9	Approve to renew Mr. Charles Edelstenne's term as a Board Member	Management	For		For
O.10	Authorize the Board of Directors to operate on the Company's shares	Management	For		For
E.11	Authorize the Board of Directors to reduce the share capital	Management	For		For
E.12	Authorize the Board of Directors to grant options to purchase shares of the Company in favor of the Employees or Officers of the Company or its Subsidiaries	Management	For		For
E.13	Authorize the Board of Directors to carry out free allocations of shares with or without performance conditions, in favor of the Employees or Corporate Officers of the Company or its Subsidiaries	Management	For		For

SANDVIK AB, SANDVIKEN
Security	W74857165	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		04-May-2010
ISIN	SE0000667891	Agenda		702333650 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
-	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID-VOTE OPTION. THANK YOU	Non-Voting
1	Opening of the Meeting	Non-Voting
2	Election of Attorney Sven Unger as a Chairman of the Meeting	Management	For	For
3	Approve the preparation and approval of the voting list	Management	For	For
4	Election of one or two persons to countersign the minutes	Management	For	For
5	Approve the agenda	Management	For	For
6	Approve the examination of whether the meeting has been duly convened	Management	For	For
7	Presentation of the annual report, the Auditor's report and the group-accounts and the Auditors report for the group	Non-Voting
8	Approve the speech by the President	Management	For	For
9	Approve the resolution in respect of adoption of the profit and loss account, the balance sheet, the consolidated profit and loss account and the consolidated balance sheet	Management	For	For
10	Approve the resolution in respect of discharge from liability of the Board Members and the President for the period to which the accounts relate	Management	For	For
11
Approve a dividend of SEK 1 per share; 07 MAY 2010 is as the record day; if the meeting approves this proposal, it is estimated that the dividend payments will be distributed by Euroclear
Sweden AB on 12 MAY 2010
		Management	For	For
12	Approve the determination of eight Board Members and no Deputy Members	Management	For	For
13	Approve the determination of fees to the Board of Directors and the Auditor as specified	Management	For	For
14	Election of Lars Westerberg as a new Board Member and re- election of Board	Management	For	For
15
Approve that the Company is to have a Nomination Committee
comprised of one representative from each of the four largest shareholders in terms of votes and the Chairman of the Board of
Directors  convener ; the Nomination Committee has, in addition, the possibility to call in one co-opted Member to the Nomination
Committee from the Board Members if required; at the formation of the Nomination Committee, the shareholding in the Company, based on information from Euroclear Sweden AB on the last
banking day of August 2010, is to determine the largest
shareholders in terms of votes; the composition of the Nomination
Committee is to be announced as soon as it is appointed; the
Chairman of the Nomination Committee is CONTD.
		Management	For	For
-
CONTD. to be the Member representing the largest shareholder in terms of-votes; the mandate period of the Nomination Committee is until the-composition of the next Nomination Committee is completed; the Nomination-Committee is to prepare proposals for the Chairman of the Meeting, the number-of Board Members,
remuneration to each of the Board Members and Auditor, the-
composition of the Board of Directors and Chairman of the Board
of Directors,-the number of Auditors and election of Auditors, and also regarding the-appointment of a Nomination Committee for the
AGM 2012 and its assignment; in-the event that a Member leaves the Nomination Committee prior to the work of-the Committee
being completed, a representative from the same shareholder
may-replace the leaving member, if deemed necessary by the
Nomination Committee-CONTD.
Non-Voting
-
CONTD. in the event that a shareholder represented in the
Nomination-Committee significantly has reduced its holding of shares in the Company, the-Member may resign and, if deemed
appropriate by the Nomination Committee, a-representative from the shareholder next in line in terms of size may be-provided an opportunity to enter; if the shareholding in the Company is-
otherwise significantly changed before the Nomination
Committee's work is-completed, a change in the composition of the Nomination Committee may take-place, to the extent that the
Nomination Committee deems appropriate; and the-Company is to be able to pay reasonable costs connected to the work of the-
Nomination Committee; the Committee is not to receive any fees
Non-Voting
16
Approve the guidelines for remuneration to Executive
Management formulated to ensure that the Sandvik Group from a global perspective can offer market level and competitive
remuneration that attracts and retains qualified employees in
Sandvik's Group Executive Management as specified
		Management	For	For
17	Closing of the Meeting	Non-Voting

NORSK HYDRO A S
Security	R61115102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		04-May-2010
ISIN	NO0005052605	Agenda		702346950 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
1	Approve the notice of the meeting and of the agenda	Management	For	For
2	Election of one person to countersign the minutes	Management	For	For
3	Approve the annual accounts and the Board of Directors report for the year 2009 of NORSK hydro and the group, including distribution of dividend	Management	For	For
4	Approve the auditor s remuneration	Management	For	For
5	Approve the guidelines for the remuneration of leading employees	Management	For	For
6	Amend the Articles of Association	Management	For	For
7	Election of a Auditor	Management	For	For
8.1	Election of Siri Teigum Chair as a member to the Corporate Assembly	Management	For	For
8.2	Election of Leif Teksum deputy Chair as a member to the Corporate Assembly	Management	For	For
8.3	Election of Westye Hoegh as a member to the Corporate Assembly	Management	For	For
8.4	Election of Idar Kreutzer as a member to the Corporate Assembly	Management	For	For
8.5	Election of Lars Tronsgaard as a member to the Corporate Assembly	Management	For	For
8.6	Election of Sten Arthur Salor as a member to the Corporate Assembly	Management	For	For
8.7	Election of Anne-Margrethe Firing as a member to the Corporate Assembly	Management	For	For
8.8	Election of Terje Venold as a member to the Corporate Assembly	Management	For	For
8.9	Election of Unni Steinsmo as a member to the Corporate Assembly	Management	For	For
8.10	Election of Tove Wangensten as a member to the Corporate Assembly	Management	For	For
8.11	Election of Jon Lund as a member to the Corporate Assembly	Management	For	For
8.12	Election of Anne Kverneland BOGSNES as a member to the Corporate Assembly	Management	For	For
8.13	Election of Gunvor Ulstein as a deputy member to the Corporate Assembly	Management	For	For
8.14	Election of Birger Solberg as a deputy member to the Corporate Assembly	Management	For	For
8.15	Election of Kristin Farovik as a deputy member to the Corporate Assembly	Management	For	For
8.16	Election of Ann Kristin Sydnes as a deputy member to the Corporate Assembly	Management	For	For
9.1	Election of the Siri Teigum chair as a member to the Nomination Committee	Management	For	For
9.2	Election of Leif Teksum as a member to the Nomination Committee	Management	For	For
9.3	Election of Westye Hoegh as a member to the Nomination Committee	Management	For	For
9.4	Election of Mette Wikborg as a member to the Nomination Committee	Management	For	For
10	Approve the remuneration of the Corporate Assembly and Nomination Committee	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN TEXT OF RESOLUTION 8.6. I-F YOU HAVE ALREADY SENT
IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
FORM UN-LESS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

RANDGOLD RES LTD
Security	G73740113	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		04-May-2010
ISIN	GB00B01C3S32	Agenda		702349134 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the Company's financial statements for the YE 31 DEC 2009 and the reports of the Directors and the Auditors thereon	Management	For	For
2	Election of Kadri Dagdelen as a Non-Executive Director, in accordance with	Management	For	For
3	Re-elect Philippe Lietard as a Non-Executive Director, who retires in accordance with the Articles of Association	Management	For	For
4	Re-elect Robert Israel as a Non-Executive Director, who retires in accordance with the Articles of Association	Management	For	For
5	Re-elect Norborne Cole Jr., as a Non-Executive Director, who retires in accordance with the Articles of Association	Management	For	For
6	Re-elect Karl Voltaire as a Non-Executive Director, who retires in accordance with the Articles of Association	Management	For	For
7	Receive and adopt the report of the Remuneration Committee	Management	For	For
8	Approve the fees payable to the Directors as specified	Management	For	For
9	Re-appoint BDO LLP as the Auditors of the Company	Management	For	For
S.10A
Amend the Memorandum of Association of the Company, in
accordance with Article 38(1) (a) of the Companies (Jersey) Law
1991 ("the Law") such that the authorized share capital of the
Company to increase from USD 5,000,000 TO USD 6,000,000 by
the creation of an additional 20,000,000 ordinary shares of USD
0.05 ranking pari passu with the ordinary shares of USD 0.05 and having the rights and obligations set out in the existing Articles of
Association of the Company
		Management	For	For
S.10B	Amend Paragraph 4 of the Company's Memorandum of Association as specified	Management	For	For
S.10C	Amend Article 4.1 of the Company's Articles of Association as specified	Management	For	For

L'AIR LIQUIDE, PARIS
Security	F01764103	Meeting Type		MIX
Ticker Symbol		Meeting Date		05-May-2010
ISIN	FR0000120073	Agenda		702248851 - Management
Item	Proposal	Type	Vote		For/Against Management
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0217/201002171000336.pdf	Non-Voting
O.1	Approve the accounts for FY 2009	Management	For		For
O.2	Approve the consolidated accounts for FY 2009	Management	For		For
O.3	Approve the allocation of the result for FY 2009: setting of the dividend	Management	For		For
O.4	Authorize the Board of Directors for 18 months to enable the Company to Trade in its own share	Management	For		For
O.5	Approve the renewal of Mrs. Beatrice Majnoni D'intignano's appointment as a Director)	Management	For		For
O.6	Approve the renewal of Mr. Benoit Potier's appointment as a Director	Management	For		For
O.7	Approve the renewal of Mr. Paul Skinner's appointment as a Director	Management	For		For
O.8	Appointment of Mr. Jean-Paul Agon as a Director	Management	For		For
O.9	Approve the agreements regulated by Articles L.225-38 et seq. of the Code De Commerce and of the special report by the statutory Auditors regarding Mr. Benoit Potier	Management	For		For
O.10	Approve the agreements regulated by Articles L.225-38 et seq. of the Code De Commerce and of the special report by the statutory Auditors regarding Mr. Pierre Dufour	Management	For		For
O.11	Appointment of Ernst & Young and other Statutory Auditor	Management	For		For
O.12	Appointment of the renewal of Mazars' appointment as the Statutory Auditor	Management	For		For
O.13	Appointment of Auditex as stand-by Auditor	Management	For		For
O.14	Approve the renewal of Mr. Patrick De Cambourg's appointment as stand-by Auditor	Management	For		For
E.15	Authorize the Board of Directors for 2 years to reduce the authorized capital by cancelling shares held by the Company itself	Management	For		For
E.16	Authorize the Board of Directors for 38 months to grant to Employees and/or Executive Directors options to subscribe to or purchase shares	Management	For		For
E.17	Authorize the Board of Directors for 38 months to award existing shares or to issue shares to Employees and/or Executive Directors of the group or to some of them	Management	For		For
E.18	Authorize the Board of Directors for 18 months to issue share subscription warrants free of charge in the event of a public offer on the Company	Management	For		For
E.19
Authorize the Board of Directors for 26 months to increase the authorised capital by incorporation of bonuses, reserves, profits or other funds in order to award free shares to shareholders and/or increase the face value of existing shares, up to a maximum
amount of 250 million euros
		Management	For		For
E.20	Authorize the Board of Directors for 26 months to make capital increases reserved for Members of a Corporate or Group Personal Equity Plan	Management	For		For
E.21	Authorize the Board of Directors for 18 months to make capital increases reserved for one category of beneficiaries	Management	For		For
E.22	Grant powers for the formalities	Management	For		For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN TEXT OF RESOLUTION 11. IF-YOU HAVE ALREADY SENT
IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
FORM UNL-ESS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

METRO AG, DUESSELDORF
Security	D53968125	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		05-May-2010
ISIN	DE0007257503	Agenda		702310272 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS 14 APR 2010, WHEREAS-THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
GE-RMAN LAW. THANK YOU
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY with the report of the Supervisory Board, the group
financial statements, the group annual report, and the reports pursuant to Sections 289[4], 289[5] and 315[4] of the German
Commercial Code Resolution on the appropriation of the
distributable profit of EUR 40 9,833,053.79 as follows: payment of a dividend of EUR 1.18 per ordinary share Payment of a dividend of EUR 1.298 per preference share EUR 23,90 7,769.59 shall be carried forward Ex -dividend and payable date: 06 MAY 2010
		Management	For	For
2.	Ratification of the acts of the Board of Managing Directors	Management	For	For
3.	Ratification of the acts of the Supervisory Board	Management	For	For
4.	Approval of the remuneration system for the members of the Board of Managing Directors	Management	For	For
5.	Appointment of Auditors for the 2010 FY: KPMG AG, Berlin	Management	For	For
6.	Election of Juergen Kluge to the Supervisory Board	Management	For	For
7.
Authorization to acquire own shares, the Company shall be
authorized to acquire own shares of up to 10% of its share capital, at prices not differing more than 10% from the market price of the shares, on or before 04 MAY 2015, the Board of Managing
Directors shall be authorized to float the shares o n foreign stock exchanges, to use t he shares for mergers and acquisitions, to retire the shares, to dispose of the shares in a manner other than the stock exchange or an offer to all shareholders if the shares are sold at a price not materially below their market price, and to offer the shares to holders of conversion and option rights
		Management	For	For
8.
Resolution on the authorization to issue convertible and/or warrant bonds, the creation of contingent capital, and the corresponding amendment to the Articles of Association, the current
authorizations I and II given by the shareholders meeting of 13
MAY 2009, to issue convertible and/or warrant bonds shall be revoked, the Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to issue bearer bonds of up to EUR 1,500,000,000 and conferring conversion and/or
		Management	For	For

option rights f or shares of the Company, on or before 04 MAY
2015, Shareholders shall be granted subscription rights except for residual amounts, for the g ranting of such right to holders of conversion or option rights, and for the issue of bonds conferring conversion and/or option rights for s hares of the Company of up to 10% of the share capital at a price not materially below their theoretical market value, the Company's share capital shall be increased accordingly by up to EUR 127,825,000 through the
issue of up to 50,000,000 new ordinary shares, insofar as con version and/or option rights are exercised [contingent capital I], the current contingent capital II shall be revoked

9.
Amendment to Section 13 of the Articles of Association in respect of the members of the nomination Committee only receiving a n annual remuneration for Membership in the committee if at least two committee meetings were held within the corresponding FY
		Management	For	For
10.
Amendment to Sections 15 and 16 o f the Articles of Association
in respect of the shareholders meeting being convened at least 36 days prior to the meeting, and in respect o f shareholders being entitled to participate in and vote at the shareholders meeting if they register with the Company by the sixth day prior to the meeting and provide evidence of their shareholding as per the statutory record date
		Management	For	For
11.	Amendment to Section 18 of the Articles of Association in respect of proxy voting instructions being issued in written form or in another manner determined by the Company	Management	For	For
12.
Amendments to Sections 16 and 17 of the Articles of Association
in respect of the Board of Managing Directors being authorized to permit the shareholders to participate in the shareholders meeting
b y the use of electronic means of communication, and in respect of the Board of Managing Directors being authorized to permit the audiovisual transmission o f the shareholders meeting
		Management	For	For
13.	Amendment to Section 18 of the articles of Association in respect of the Board of Managing Directors being authorized to permit absentee voting at shareholders meetings	Management	For	For
14.	Amendment to Section 8 of the Articles of Association in respect of the Supervisory Board electing the Chairman and the Deputy Chairman of the Board from among its members	Management	For	For
15.
Amendment to Section 12 of the Articles of Association in respect of the second sentence of the second paragraph being deleted due to statutory adjustments to the provisions governing the
Supervisory Board's authority to receive declarations of intent
		Management	For	For

COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS
MEETING. A LINK TO THE COUNTER P-ROPOSAL
INFORMATION IS AVAILABLE IN THE MATERIAL URL
SECTION OF THE APPLICATIO-N. IF YOU WISH TO ACT ON
THESE ITEMS, YOU WILL NEED TO REQUEST A MEETING
ATTEN-D AND VOTE YOUR SHARES AT THE COMPANYS
MEETING.
Non-Voting

LIHIR GOLD LTD
Security	Y5285N149	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		05-May-2010
ISIN	PG0008974597	Agenda		702315044 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the financial statements and statutory reports for the YE 31 DEC 2009	Management	For	For
2	Elect Peter Cassidy as a Director	Management	For	For
3	Election Mike Etheridge as a Director	Management	For	For
4	Re-appoint PricewaterhouseCoopers as the Company's Auditor	Management	For	For
5	Approve the termination benefits payable to the new CEO/Managing Director under his employment contract	Management	For	For
6	Approve the grant of up to 1.5 million Share Rights under the Lihir Senior Executive Share Plan to the new CEO/Managing Director	Management	For	For

ALLIANZ SE, MUENCHEN
Security	D03080112	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		05-May-2010
ISIN	DE0008404005	Agenda		702315133 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS USUAL
THANK YOU
Non-Voting

The registration for the General Meeting of Shareholders does not result in th-e shares being blocked. Please contact the relationship manager of your deposi-tary bank to clarify variant procedures in the German market.
Non-Voting
1.
Presentation of the approved Annual Financial Statements and the approved Cons-olidated Financial Statements as at December
31, 2009, and of the Management R-eports for Allianz SE and for the Group, the Explanatory Reports on the inform-ation pursuant to Paragraph 289 (4), Paragraph 315 (4) and Paragraph 289 (5) o-
f the German Commercial Code (Handelsgesetzbuch) as well as
the Report of the-Supervisory Board for the fiscal year 2009
Non-Voting
2.	Appropriation of net earnings	Management	For	For
3.	Approval of the actions of the members of the Management Board	Management	For	For
4.	Approval of the actions of the members of the Supervisory Board	Management	For	For
5.	By-election to the Supervisory Board	Management	For	For
6.	Approval of the remuneration system for the Management Board members of Allianz SE	Management	For	For
7.	Creation of an Authorized Capital 2010/I, cancellation of the Authorized Capital 2006/I and corresponding amendment to the Statutes	Management	For	For
8.	Creation of an Authorized Capital 2010/II for the issuance of shares to employees, cancellation of the Authorized Capital 2006/II and corresponding amendment to the Statutes	Management	For	For
9.
Approval of a new authorization to issue bonds carrying
conversion and/or option rights as well as convertible participation rights, creation of a Conditional Capital 2010, cancellation of the current authorization to issue bonds carrying conversion and/or option rights, cancellation of the Conditional Capital 2006 and corresponding amendment to the Statutes
		Management	For	For
10.	Authorization to acquire treasury shares for trading purposes	Management	For	For
11.	Authorization to acquire and utilize treasury shares for other purposes	Management	For	For
12.	Authorization to use derivatives in connection with the acquisition of treasury shares pursuant to Paragraph 71 (1) no. 8 of the German Stock Corporation Act (Aktiengesetz)	Management	For	For
13.	Approval of control and profit transfer agreement between Allianz SE and Allianz Common Applications and Services GmbH	Management	For	For
14.	Approval of control and profit transfer agreement between Allianz SE and AZ-Argos 45 Vermoegensverwaltungsgesellschaft mbH	Management	For	For

CRH PLC
Security	G25508105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		05-May-2010
ISIN	IE0001827041	Agenda		702347192 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve to consider the Company s financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2009	Management	For	For
2	Approve to declare a dividend on the ordinary shares	Management	For	For
3	Approve the report on Directors remuneration for the YE 31 DEC 2009	Management	For	For
4.1	Re-election of Mr. U-H Felcht as a Director	Management	For	For
4.2	Re-election of Mr. DN O'Connor as a Director	Management	For	For
4.3	Re-election of Mr. WI O'Mahony as a Director	Management	For	For
4.4	Re-election of Mr. JW Kennedy as a Director	Management	For	For
5	Authorize the Directors to fix the remuneration of the Auditors	Management	For	For
S.6
Authorize the Directors, accordance with the powers, provisions and limitations of Article 11  e  of the Articles of Association of the
Company, be and they are hereby empowered to allot equity
securities for cash and in respect of sub-paragraph, thereof up to an aggregate nominal value of EUR 11,868,000; this authority shall expire at the close of the business on the earlier of the date of the AGM in 2011 or 04 AUG 2011
		Management	For	For
S.7
Authorize the Company to purchase ordinary shares on the
market  as defined in section 212 of the Companies Act, 1990 , in the manner provided for in Article 8A of the Articles of Association of the Company up to a maximum of 10% of the ordinary shares in issue at the date of the passing of this resolution; this authority shall expire at the close of the business on the earlier of the date of the AGM in 2011 or 04 AUG 2011
		Management	For	For
S.8
Authorize the Company to re-issue treasury shares  as defined in section 212 of the Companies Act, 1990 , in the manner provided for in Article 8A of the Articles of Association of the Company; this authority shall expire at the close of the business on the earlier of the date of the AGM in 2011 or 4 AUG 2011
		Management	For	For
9
Approve to resolved that the provision in Article 60 a  of the
Articles of Association of the Company allowing for the convening of EGM by at least 14 clear days notice  where such meetings are nit convened for the passing of a special resolution  shall continue to be effective
		Management	For	For
10
Authorize the Directors of the Company of share option schemes the 2010 Share Option Schemes , the principal features of which are summarized in the circular to shareholders on 31 MAR 2010 that accompanies the notice convening this meeting; i) take all such action or steps  including the making of amendments to the
2010 share option schemes and the rules thereof  as may be
necessary to obtain the approval of the relevant revenue
		Management	For	For

authorities for the said schemes; ii) establish schemes in the other jurisdictions similar in substance in the schemes but modified to take account of local tax, exchange control or securities laws in overseas territories, provided that any shares made available under any scheme will be treated as counting towards any limits on individual or overall participation in the 2010 share option schemes

11
Authorize the Directors of the Company of savings-related share option schemes  the 2010 Savings-Related Share Option
Schemes , the principal features of which are summarized in the circular to shareholders on 31 MAR 2010 that accompanies the notice convening this meeting; i) take all such action or steps including the making of amendments to the 2010 savings-related share option schemes and the rules thereof  as may be necessary to obtain the approval of the relevant revenue authorities for the said schemes; ii) establish schemes in the other jurisdictions similar in substance to the 2010 savings-related share option schemes but modified to take account of local tax, exchange
control or securities laws in overseas territories, provided that any shares made available under any such scheme will be treated as counting towards any limits on individual or overall participation in the 2010 savings-related share option schemes
		Management	For	For
S.12
Authorize the Articles of Association of the Company, deleting the definition of the Acts and replacing it with the following definition as specified; deleting Article 60 a  and replacing it with the following new Article 60  a as specified; deleting Article 61and replacing it with the following new Article 61 as specified; deleting the existing Article 70 as specified; inserting the following new
Articles 71 and 73 as specified; deleting the existing Article 72 and replacing it with the following new Article 74; the renumbering of the Articles of Association and all cross references therein to reflect the amendments provided as specified
		Management	For	For

KERRY GROUP PLC
Security	G52416107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		05-May-2010
ISIN	IE0004906560	Agenda		702350543 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the report and accounts	Management	For	For
2	Declare the dividend	Management	For	For
3.A.I	Re-election of Mr. Denis Buckley as a Director	Management	For	For
3.AII	Re-election of Mr. Michael Dowling as a Director	Management	For	For
3.B.I	Re-election of Mr. Michael J Fleming as a Director	Management	For	For
3.BII	Re-election of Mr. John Twomey as a Director	Management	For	For
3.C.I	Re-election of Mr. Denis Carroll as a Director	Management	For	For
3.CII	Re-election of Mr. Stan Mccarthy as a Director	Management	For	For
3CIII	Re-election of Mr. Donal O Donoghue as a Director	Management	For	For
3CIV	Re-election of Mr. Gerard O Hanlon as a Director	Management	For	For
4	Approve the remuneration of the Auditors	Management	For	For
5	Ordinary resolution section 20 authority	Management	For	For
S.6	Approve the disapplication off Section 23	Management	For	For
S.7	Authorize the Company to make purcahse of its own shares	Management	For	For

INDUSTRIVAERDEN AB
Security	W45430100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		05-May-2010
ISIN	SE0000190126	Agenda		702355707 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID VO-TE OPTION. THANK YOU	Non-Voting
1.	Opening of the meeting	Non-Voting
2.	Election of Attorney Sven Unger as a Chairman to preside over the AGM	Non-Voting
3.	Drawing-up and approval of the register of voters	Non-Voting
4.	Approval of the agenda	Non-Voting
5.	Election of persons to check the minutes	Non-Voting
6.	Decision as to whether the AGM has been duly convened	Non-Voting
7.
Presentation of: a) the annual report and audit report, and of the consolidate-d accounts and audit report for the Group, b) the auditor's statement on wheth-er the guidelines for executive compensation, that have applied since the prev-ious Annual
General Meeting, have been followed and c) the Board's proposed di-stribution of earnings and statement in support of such
Non-Voting
8.	Address by the Chief Executive Officer	Non-Voting
9.a	Adopt the income statement and balance sheet, and the consolidated income statement and consolidated balance sheet	Management	For	For
9.b	Approve the distribution of the Company's earnings as shown in the adopted Balance Sheet; a dividend of SEK 3.00 per share	Management	For	For
9.c
Approve the record date, in the event the AGM resolves to
distribute earnings; 10 MAY 2010, has been proposed as the
record date for payment of the dividend; provided that the AGM votes in favour of this proposal, dividends are expected to be sent via Euroclear Sweden AB on 14 MAY 2010
		Management	For	For
9.d	Grant discharge from liability to the Company of the Members of the Board of Directors and the Chief Executive Officer	Management	For	For
10.	Approve the number of Directors at 8 and no deputies	Management	For	For
11.	Approve, unchanged fee per Director, entailing SEK 1,200,000 for the Chairman of the Board, and SEK 400,000 for each of the other Non-Executive Directors; no separate fee is paid for Committee Work	Management	For	For
12.
Re-elect Messrs Olof Faxander, Boel Flodgren, Finn Johnsson,
Fredrik Lundberg, Sverker Martin-Lof, Lennart Nilsson and Anders
Nyren as the Directors; election of Hans Larsson as a Director;
and election of Sverker Martin-Lof as the Chairman of the Board
		Management	For	For
13.	Approve the number of Auditors at 1	Management	For	For
14.	Approve the decision regarding fee for the Auditor(s); fee on account (unchanged)	Management	For	For
15.	Re-elect PricewaterhouseCoopers AB as the Auditor(s) for the period up until the end of the AGM 2014	Management	For	For
16.	Approve the decision on a Nominating Committee, as specified	Management	For	For
17.	Approve the decision on guidelines for executive compensation, as specified	Management	For	For

BAE SYSTEMS PLC
Security	G06940103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		05-May-2010
ISIN	GB0002634946	Agenda		702356975 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the report and accounts	Management	For	For
2.	Approve the remuneration report	Management	For	For
3.	Approve the final dividend	Management	For	For
4.	Re-elect Michael Hartnall as a Director	Management	For	For
5.	Re-elect Sir peter Mason as a Director	Management	For	For
6.	Re-elect Richard Olver as a Director	Management	For	For
7.	Elect Paul Anderson as a Director	Management	For	For
8.	Elect Linda Hudson as a Director	Management	For	For
9.	Elect Nicholas Rose as a Director	Management	For	For
10.	Re-appointment of the Auditors	Management	For	For
11.	Approve the remuneration of the Auditors	Management	For	For
12.	Approve the political donations up to specified limits	Management	For	For
13.	Grant authority to allot issue new shares	Management	For	For
s.14	Approve the disapplication of pre-emption rights	Management	For	For
s.15	Grant authority to purchase own shares	Management	For	For
s.16	Amend the Articles of Association	Management	For	For
s.17	Approve the notice of general meetings	Management	For	For

PT BK CENT ASIA TBK
Security	Y7123P138	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		05-May-2010
ISIN	ID1000109507	Agenda		702372424 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve of the Company's annual report including the Company's financial statements and the Board of Commissioners supervision report, and grant discharge [acquit et decharge] to all members of the Board of Director and the Board of Commissioners of the
Company for their Management and Supervision during the FYE
31 DEC 2009
		Management	For	For
2	Approve the appropriation of the Company's profit for the FYE 31 DEC 2009	Management	For	For
3	Approve to determine the remuneration or honorarium and other benefits for Members of the Board of Directors and the Board of Commissioners of the Company	Management	For	For
4	Appointment of the registered public accountant to audit the Company's books for the FYE 31 DEC 2010	Management	For	For
5	Authorize the Board of Directors to pay interim dividends for the FY 2010	Management	For	For

XSTRATA PLC
Security	G9826T102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		05-May-2010
ISIN	GB0031411001	Agenda		702374935 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the annual report and financial statements of the Company, and the reports of the Directors and the Auditors thereon, for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend of USD 0.08 cents per Ordinary Share in respect of the YE 31 DEC 2009	Management	For	For
3	Approve the Directors remuneration report for the YE 31 DEC 2009	Management	For	For
4	Re-election of Mick Davis as a Director	Management	For	For
5	Re-election of David Rough as a Director	Management	For	For
6	Re-election of Sir. Steve Robson as a Director	Management	For	For
7	Re-election of Willy Strothotte as a Director	Management	For	For
8	Election of Dr. Con Fauconnier as a Director	Management	For	For
9
Re-appoint Ernst & Young LLP as the Auditors to the Company to hold office until the conclusion of the next general meeting at which accounts are laid before the Company and authorize the
Directors to determine the remuneration of the Auditors
		Management	For	For
10
Authorize the Directors, pursuant to Section 551 of the Companies
Act 2006 to: (i) allot shares in the Company, and to grant rights to subscribe for or to convert any security into shares in the
Company: (A) up to an aggregate nominal amount of USD
489,835,270; and (B) comprising equity securities (as defined in
Section 560 of the Companies Act 2006) up to an aggregate
nominal amount of USD 979,670,540 (including within such limit any shares issued or rights granted under paragraph (A) above) in connection with an offer by way of a rights issue: (I) to holders of ordinary shares in proportion (as nearly as may be practicable) to their existing holdings; and (II) to people who are holders of other equity securities if this is required by the rights of those securities or, if the Directors consider it necessary, as permitted by the rights of those securities, and so that the Directors may impose any limits or restrictions and make any arrangements which they
consider necessary or appropriate to deal with treasu
		Management	For	For

the Company's seventh AGM (the "2009 AGM Notice") be
revoked by this resolution, (c) that paragraph (b) above shall be without prejudice to the continuing authority of the directors to allot shares, or grant rights to subscribe for or convert any securities into shares, pursuant to an offer or agreement made by the
Company before the expiry of the authority pursuant to which such offer or agreement was made

S.11
Authorize the Directors, subject to the passing of Resolution 10 in the Notice of AGM and in place of the power given to them by the passing on 05 MAY 2009 of the resolution numbered 9 as set out in the 2009 AGM Notice, pursuant to Section 570 and Section 573 of the Companies Act 2006 to allot equity securities (as defined in
Section 560 of the Companies Act 2006) for cash, pursuant to the authority conferred by Resolution 10 in the Notice of AGM as if
Section 561(1) of the Companies Act 2006 did not apply to the allotment, this power: (a) expires (unless previously renewed, varied or revoked by the Company in a general meeting) at the end of the next AGM of the Company after the date on which this resolution is passed, but the Company may make an offer or
agreement which would or might require equity securities to be allotted after expiry of this power and the Directors may allot equity securities in pursuance of that offer or agreement as if this power had not expired; and (b) shall be limited to the allotm
		Management	For	For
S.12	Approve that any EGM of the Company (as defined in the Company's Articles of Association as a general meeting other than an AGM) may be called on not less than 20 clear days' notice	Management	For	For
S.13
Amend, with effect from the conclusion of the meeting: (A) save for Clause 4.3 of the Company's Memorandum of Association (the
"Memorandum") which shall remain in full force and effect, the
Articles of Association of the Company by deleting the provisions of the Company's Memorandum which, by virtue of Section 28
Companies Act 2006, are to be treated as provisions of the
Company's Articles of Association; and (B) the amendments to the
Company's Articles of Association which are shown in the draft
Articles of Association labelled "A" for the purposes of
identification, the main features of which are as specified, shall become effective
		Management	For	For

COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS, MASSY
Security	F2349S108	Meeting Type		MIX
Ticker Symbol		Meeting Date		05-May-2010
ISIN	FR0000120164	Agenda		702375230 - Management
Item	Proposal	Type	Vote		For/Against Management
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" A-ND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting

"French Resident Shareowners must complete, sign and forward the Proxy Card di-rectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.     The followi-ng applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions wil-l be
forwarded to the Global Custodians that have become Registered
Intermedia-ries, on the Vote Deadline Date. In capacity as
Registered Intermediary, the G-lobal Custodian will sign the Proxy
Card and forward to the local custodian. I-f you are unsure
whether your Global Custodian acts as Registered Intermediary-, please contact your representative"
Non-Voting
	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLIC-KING ON THE MATERIAL URL LINK: https://balo.journal- officiel.gouv.fr/pdf/2010/-0414/201004141001201.pdf	Non-Voting

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 680110 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
O.1	Receive the reports of the Board of Directors and Statutory Auditors and approve the financial statements for the FY 2009	Management	For		For
O.2	Approve the allocation of income	Management	For		For
O.3	Approve the consolidated financial statements for the FY 2009	Management	For		For
O.4	Approve the renewal of Mr. Remi Dorval's term as Board Member	Management	For		For
0.5	Appointment of Mr. Denis Ranque as a Board Member	Management	For		For
O.6	Appointment of Mrs. Kathleen Sendall as Board Member	Management	For		For
O.7	Approve the setting of attendance allowances allocated to the Board of Directors for the FY 2010	Management	For		For
O.8	Authorize the Board of Directors to purchase shares of the Company	Management	For		For
O.9	Approve the special report of the Statutory Auditors on the Agreements pursuant to Article L.225-38 of the Commercial Code, acknowledge the terms in this report and these agreements	Management	For		For
E.10	Authorize the Board of Directors to increase the share capital by issuing shares or any other securities giving access to the capital with preferential subscription rights	Management	For		For
E.11
Authorize the Board of Directors to increase the share capital by issuing shares or any other securities giving access to the capital with cancellation of preferential subscription rights as part of a public offer
		Management	For		For
E.12
Authorize the Board of Directors to increase the share capital by issuing shares or any other securities giving access to the capital with cancellation of preferential subscription rights to be
exclusively carried through by way  of private investments
		Management	For		For
E.13
Authorize the Board of Directors to set the issue price in the event of cancellation of preferential subscription rights in accordance with the 11 and 12 resolutions, within the annual limit of 10% of the capital
		Management	For		For
E.14	Authorize the Board of Directors to increase the number of issued securities according to the 10, 11 and 12 resolutions	Management	For		For
E.15	Authorize the Board of Directors to increase the capital by incorporation of reserves, profits or premiums	Management	For		For
E.16	Authorize the Board of Directors to increase the share capital within the limit of 10% as remuneration for the contributions in kind	Management	For		For
E.17	Authorize the Board of Directors to increase the share capital by issuing shares or securities giving access to the capital of the Company in favor of members of a Company Saving Plan	Management	For		For
E.18	Authorize the Board of Directors to grant options to subscribe or purchase shares	Management	For		For
E.19	Authorize the Board of Directors for the purpose of free allocation of shares under performance conditions in favor of employees or corporate officers of the Company or its group	Management	For		For
E.20	Authorize the Board of Directors for the purpose of free allocation of shares in favors of all employees of the Company and its group	Management	For		For
E.21	Authorize the Board of Directors to reduce the share capital by cancellation of shares purchased as part of the authorization allowing the Company to repurchase its own shares	Management	For		For
E.22	Grant authority to issue securities entitling to the allotment of debt securities	Management	For		For
E.23	Grant full powers to a bearer of a copy or an extract of this minute to accomplish all necessary legal formalities of filing and publication	Management	For		For
A
PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:
concerning the duration of validity of the resolutions relating to the terms of allocation of free shares and stock options in favor of staff and corporate officers
		Shareholder	Against		For

NOKIA CORP, ESPOO
Security	X61873133	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		06-May-2010
ISIN	FI0009000681	Agenda		702230599 - Management
Item	Proposal	Type	Vote	For/Against Management

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
	PLEASE NOTE THAT ABSTAIN VOTE AT QUALIFIED MAJORITY ITEMS [2/3] WORKS AGAINST-PROPOSAL.	Non-Voting
1.	Opening of the Meeting	Non-Voting
2.	Matters of order for the Meeting	Non-Voting
3.	Election of the persons to confirm the minutes and to verify the counting of v-otes	Non-Voting
4.	Recording the legal convening of the Meeting and quorum	Non-Voting
5.	Recording the attendance at the Meeting and adoption of the list of votes	Non-Voting
6.	Presentation of the Annual Accounts 2009, the report of the Board of Directors-and the Auditor's report for the year 2009 - Review by the President and CEO	Non-Voting
7.	Adoption of the Annual Accounts	Management	For	For
8.
Resolution on the use of the profit shown on the balance sheet and the payment of dividend: the Board proposes to the AGM a dividend of EUR 0.40 per share for the FY 2009. The dividend will be paid to shareholders registered in the Register of shareholders held by Euroclear Finland Ltd on the record date, 11 MAY 2010.
The Board proposes that the dividend be paid on or about 25 May
2010.
		Management	For	For
9.	Resolution on the discharge of the Members of the Board of Directors and the President from liability	Management	For	For
10.
Resolution on the remuneration of the Members of the Board of
Directors: The Board's Corporate Governance and Nomination
Committee proposes to the AGM that the remuneration payable to the Members of the Board to be elected at the AGM for the term for a term ending at the AGM in 2011, be unchanged from 2008 and 2009 and be as follows: EUR 440,000 for the Chairman, EUR
150,000 for the Vice Chairman, and EUR 130,000 for each
Member. In addition, the Committee proposes that the Chairman of the Audit Committee and Chairman of the Personnel Committee
will each receive an additional annual fee of EUR 25,000 and other Members of the Audit Committee an additional annual fee of
EUR 10,000 each. The Corporate Governance and Nomination
Committee proposes that approximately 40% of the remuneration be paid in Nokia shares purchased from the market, which shares shall be retained until the end of the Board Membership in line with the Nokia policy [except for those shares needed to offset any costs relating to the acquisitio
		Management	For	For
11.
Resolution on the number of Members of the Board of Directors:
Georg Ehrnrooth, Nokia Board Audit Committee Chairman since
2007 and Board Member since 2000, has informed that he will not stand for re-election. The Board's Corporate Governance and
Nomination Committee proposes to the AGM that the number of
Board Members be 10.
		Management	For	For
12.
Election of Members of the Board of Directors: The Board's
Corporate Governance and Nomination Committee proposes to
the AGM that the following current Nokia Board Members be re-
elected as Members of the Board of Directors for a term ending at the AGM in 2011: Lalita D. Gupte, Dr. Bengt Holmstrom, Prof. Dr.
Henning Kagermann, Olli-Pekka Kallasvuo, Per Karlsson, Isabel
Marey-Semper, Jorma Ollila, Dame Marjorie Scardino, Risto
Siilasmaa and Keijo Suila.
		Management	For	For
13.
Resolution on the remuneration of the Auditor: The Board's Audit
Committee proposes to the AGM that the External Auditor to be elected at the AGM be reimbursed according to the invoice of the
Auditor, and in compliance with the purchase policy approved by the Audit Committee.
		Management	For	For
14.	Election of Auditor: The Board's Audit Committee proposes to the AGM that PricewaterhouseCoopers Oy be re-elected as the Company's Auditor for the FY 2010.	Management	For	For
15.
Resolution on the amendment of the Articles of Association: The
Board proposes to the AGM the Articles of Association of the
Company to be amended as follows: Amend the provision on the object of the Company to reflect more precisely its current
business activities [Article 2]. Amend the provision on the notice of a General Meeting to the effect that the provisions on the
publication date of the notice corresponds to the amended
provisions of the Finnish Companies Act and to allow the
publication of the notice in the same manner as the other official disclosures of the Company [Article 10].
		Management	For	For
16.
Authorize the Board of Directors to resolve to repurchase the
Company's own shares: The Board proposes that the AGM
authorize the Board to resolve to repurchase a maximum of 360 million Nokia shares by using funds in the unrestricted
shareholders' equity. Repurchases will reduce funds available for distribution of profits. The shares may be repurchased in order to develop the capital structure of the Company, finance or carry out acquisitions or other arrangements, settle the Company's equity-
based incentive plans, be transferred for other purposes, or be cancelled. The shares may be repurchased either a) through a tender offer made to all the shareholders on equal terms; or b)
through public trading by repurchasing the shares in another proportion than that of the current shareholders. It is proposed that the authorization be effective until 30 JUN 2011 and terminate the corresponding authorization granted by the AGM on 23 APR
2009.
		Management	For	For
17.
Authorize the Board of Directors to resolve on the issuance of shares and special rights entitling to shares. The Board proposes that the AGM authorizes the Board to resolve to issue a maximum of 740 million shares during the validity period of the authorization through issuance of shares or special rights entitling to shares
[including stock options] under Chapter 10, Section 1 of the
Finnish Companies Act in 1 or more issues. The Board proposes that the authorization may be used to develop the Company's
capital structure, diversify the shareholder base, finance or carry out acquisitions or other arrangements, settle the Company's equity-based incentive plans, or for other purposes resolved by the Board. It is proposed that the authorization include the right for the Board to resolve on all the terms and conditions of the
		Management	For	For

issuance of shares and such special rights, including to whom shares or special rights may be issued as well as the
consideration to be paid. The authorization thereby includes the right to deviate from the shareholders' pre-emptive rights within the limits set by law. It is proposed that the authorization be effective until 30 JUN 2013 and terminate the corresponding
authorization granted by the AGM on 03 MAY 2007.

18.	Closing of the Meeting	Non-Voting

ADIDAS AG
Security	D0066B102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		06-May-2010
ISIN	DE0005003404	Agenda		702300613 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS 15 APR 2010, WHEREAS-THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
GE-RMAN LAW. THANK YOU
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY wit-h the report of the Supervisory Board, the group financial statements, the gro-up annual report, and the reports pursuant to Sections 289[4] and 315[4] of th-e German
Commercial Code
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
284,555,044.87 as follows: payment of a dividend of EUR 0.35 per no-par share EUR 211,329,379.77 shall be carried forward Ex-
dividend and payable date: 07 MAY 2010
		Management	For	For
3.	Ratification of the acts of the Board of Managing Directors	Management	For	For
4.	Ratification of the acts of the Supervisory Board	Management	For	For
5.	Approval of the remuneration system for the Board of Managing Directors	Management	For	For
6.
Amendments to the Articles of Association Section 19[2], in
respect of the notice of shareholders meeting being published in the electronic Federal Gazette at least 30 days prior to the last date of registration for the meeting, the publishing date of the notice of shareholders, meeting and the last date of registration not being included in the calculation of the 30 day period Section
20[1], in respect of shareholders being entitled to participate in and vote at the shareholders meeting if they register with the
Company by the sixth day prior to the meeting and provide
evidence of their shareholding Section 19[4], deletion Section
20[4], in respect of the Board of Managing Directors being
authorized to permit the audiovisual transmission of the
shareholders meeting Section 21[4], in respect of the Board of
Managing Directors being authorized to permit shareholders to absentee vote at the shareholders meeting
		Management	For	For
7.
Resolution on t he revocation of the existing authorized capital, the creation of new authorized capital, and the corresponding amendment to the Articles of Association, the existing authorized capital 2006 of up to EUR 20,000,000 shall be revoked, the Board of Managing Directors shall be authorized, with the consent of the
Supervisory Board, to increase the share capital by up to EUR
20,000,000 through the issue of new bearer no-par shares against contributions in cash, within in a period of five years [authorized capital 2010], shareholders shall be granted subscription rights except for residual amounts and for a capital increase of up to
10% of the share capital if the shares are issued at a price not materially below their market price
		Management	For	For
8.	Resolution on the revocation of the contingent capital 1999/I and the corresponding amendment to the Articles of Association	Management	For	For
9.	Resolution on the revocation of the contingent capital 2003/II and the corresponding amendment to the Articles of Association	Management	For	For
10.
Resolution on the authorization to issue convertible and/or warrant bonds, the creation of contingent capital, and the corresponding amendment to the Articles of association, the authorization given by the shareholders meeting of 11 MAY 2006, to issue bonds and to create a corresponding contingent capital of up to EUR
20,000,000 shall be revoked, the Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to issue bearer and/or registered bonds of up to EUR 1,500,000,000 conferring conversion and/or option rights for shares of the
Company, on or before 05 MAY 2015, Shareholders shall be
granted subscription rights except for residual amounts, for the granting of such rights to holders of conversion or option rights, and for the issue of bonds conferring conversion and/or option rights for shares of the company of up to 10% of the share capital at a price not materially be low their theoretical market value, the
Company's share capital shall be increased accordingly by up to
		Management	For	For
11.
Renewal of the authorization to acquire own shares, the Company shall be authorized to acquire own shares of up to 10% of its share capital, at a price neither more than 10% above, nor more than 20% below, the market price of the shares, on or before 05
MAY 2015, the Board of Managing Directors shall be authorized to offer the shares on the stock exchange or to all shareholders, to dispose of the shares in a manner other than the stock exchange or by way of a rights offering if the shares are sold at a price not materially below their market price, to use the shares in
connection with mergers and acquisitions or for satisfying option and conversion rights, and to retire the shares
		Management	For	For
12.
Authorization to acquire own shares by using derivatives in
connection with item 11, the Company shall also be authorized to acquire own shares by using derivatives at a price neither more than 10% above, nor more than 20% below, the market price of the shares, the authorization shall be limited to up to 5% of the share capital
		Management	For	For
13.	Resolution on the conversion of the bearer shares of the Company into registered shares and the corresponding amendments to the Articles of association and resolutions of shareholders meetings	Management	For	For
14.	Appointment of auditors a] Audit of the financial statements for the 2010 FY: KPMG AG, Frankfurt b] Review of the interim financial statements for the first half of the 2010 FY: KPMG AG, Frankfurt	Management	For	For

SCHRODERS PLC, LONDON
Security	G7860B102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		06-May-2010
ISIN	GB0002405495	Agenda		702301514 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the Directors report and the accounts of the Company for the YE 31 DEC 2009	Management	For	For
2	Approve the remuneration report for the YE 31 DEC 2009	Management	For	For
3	Election of Robin Buchanan, who retires in accordance with Article 79, as a	Management	For	For
4	Re-election of Michael Miles, who retires in accordance with Article 80, as a Director of the Company	Management	For	For
5	Re-election of Merlyn Lowther, who retires in accordance with Article 80, as a Director of the Company	Management	For	For
6	Re-election of Bruno Schroder, who retires having served more than 9 years, as a Director of the Company	Management	For	For
7
Re-appointment of PricewaterhouseCoopers LLP as Auditors of
the Company to hold office from the conclusion of this meeting until the conclusion of the next general meeting at which accounts are laid before the Company in accordance with Section 489 of the Companies Act 2006
		Management	For	For
8	Authorize the Directors to fix the remuneration of PricewaterhouseCoopers LLP as Auditors of the Company	Management	For	For
9
Authorize the Directors to allot equity securities up to and aggregate nominal amount of GBP 5,000,000;  Authority shall
expire on 30 MAY 2011 or at the conclusion of the next AGM of the Company after the passing of this resolution  whichever is
earlier   and the Directors may allot equity securities in pursuance of such an offer or agreement as if the authority conferred hereby had not expired, for the purposes of this authority the expression equity securities shall mean equity securities as specified in
Section 560 of the Companies Act 2006 CONTD...
		Management	For	For
-
CONTD...but shall not in any circumstances include ordinary
shares  as-specified in the Company's Articles of Association , or any right to-subscribe for , or to convert any security into, ordinary shares
Non-Voting
10	Approve the Schroders 2010 Long Term Incentive Plan and authorize the Directors of the Company to do all such acts and things necessary or expedient to carry the same into effect	Management	For	For
S.11
Authorize the Company, for the purposes of Section 701 of the
Companies Act 2006. to make one or more market purchases
within the meaning of Section 693(4) of the Companies Act 2006 of non-voting ordinary shares of GBP 1 each shares , subject to the following conditions: such authority be limited to a maximum number of 14,400,000 Shares; in the case of purchases made
otherwise than by tender offer, the maximum price, exclusive of expenses, at which Shares may be purchases is the higher of 5%
above the average of the middle market quotations for the Shares as derived from the London Stock Exchange Daily Official List for the five business days preceding the date on which the tender offer is announced; the minimum price at which shares may be purchased is GBP 1 per share, exclusive of expenses CONTD...
		Management	For	For
-
CONTD...and  Authority expires at the conclusion of the next AGM of the Compan-y ; and the Company may before such expiry enter into a contract to purchase-Shares which would or might be
completed or executed wholly or partly after-its expiry and may make a purchase of Shares in pursuance of any such-contract
Non-Voting
S.12	Approve the general meeting other than an AGM may be called on not less that 14 clear days' notice	Management	For	For
S.13
Amend the Articles of Association of the Company by deleting all the provisions from the Company's Memorandum of Association
which, by virtue of Section 28 of the Companies Act 2006, are to be treated as provisions of the Company's Articles of Association;
and that the regulations initialed by the Chairman be adopted as the Articles of Association of the Company in substitution for, and to the exclusion of, the existing Articles of Association
		Management	For	For

HEIDELBERGCEMENT AG, HEIDELBERG
Security	D31709104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		06-May-2010
ISIN	DE0006047004	Agenda		702312745 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

ADD PLEASE NOTE THAT THE TRUE RECORD DATE FOR
THIS MEETING IS  15 APR 2010 , W-HEREAS THE MEETING
HAS BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DA-Y. THIS IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH-THE
GERMAN LAW. THANK YOU  LANG-SPECIFIC TEXT HERE
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 financ-ial year with the report of the Supervisory Board, the group financial stateme-nts and annual report, and the report pursuant to Sections 289(4) and 315(4) o-f the German
Commercial Code
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
63,920,304.85 as follows: Payment of a dividend of EUR 0.12 per share EUR 25,000,000 shall be allocated to the other revenue reserves EUR 16,420,304.85 shall be carried forward Ex-dividend and payable date: May 7, 2010
		Management	For	For
3.a	Ratification of the acts of the Board of Managing Director : Bernd Scheifele	Management	For	For
3.b	Ratification of the acts of the Board of Managing Director : Dominik von Achten	Management	For	For
3.c	Ratification of the acts of the Board of Managing Director : Daniel Gauthier	Management	For	For
3.d	Ratification of the acts of the Board of Managing Director : Andreas Kern	Management	For	For
3.e	Ratification of the acts of the Board of Managing Director : Lorenz Naeger	Management	For	For
3.f	Ratification of the acts of the Board of Managing Director : Albert Scheuer	Management	For	For
4.a	Ratification of the acts of the Supervisory Board :Fritz-Juergen Heckmann	Management	For	For
4.b	Ratification of the acts of the Supervisory Board :Heinz Schirmer	Management	For	For
4.c	Ratification of the acts of the Supervisory Board :Heinz Schmitt	Management	For	For
4.d	Ratification of the acts of the Supervisory Board :Theo Beermann	Management	For	For
4.e	Ratification of the acts of the Supervisory Board :Robert Feiger	Management	For	For
4.f	Ratification of the acts of the Supervisory Board :Veronika Fuess	Management	For	For
4.g	Ratification of the acts of the Supervisory Board :Josef Heumann	Management	For	For
4.h	Ratification of the acts of the Supervisory Board :Gerhard Hirth	Management	For	For
4.i	Ratification of the acts of the Supervisory Board :Max Dietrich Kley	Management	For	For
4.j	Ratification of the acts of the Supervisory Board :Hans Georg Kraut	Management	For	For
4.k	Ratification of the acts of the Supervisory Board :Adolf Merckle	Management	For	For
4.l	Ratification of the acts of the Supervisory Board : Ludwig Merckle	Management	For	For
4.m	Ratification of the acts of the Supervisory Board :Tobias Merckle	Management	For	For
4.n	Ratification of the acts of the Supervisory Board: Eduard Schleicher	Management	For	For
4.o	Ratification of the acts of the Supervisory Board: Werner Schraeder	Management	For	For
4.p	Ratification of the acts of the Supervisory Board : Frank-Dirk Steininger	Management	For	For
5.	Appointment of auditors for the 2010 financial year: Ernst + Young GmbH, Stuttgart	Management	For	For
6.
Resolution on the creation of new authorized capital and the corresponding amendments to the Articles of Association the
Board o f MDs shall be authorized, with the consent of the
Supervisory Board, to increase the share capital by upto EUR
225,000,000 through the issue of new bearer shares against cash payment, on or before May 5, 2015 (authorized capital I).
Shareholders shall be granted subscription rights, except for residual amounts and for the issue of shares at a price not
materially below their market price
		Management	For	For
7.
Resolution on the creation of further authorized capital, and the corresponding amendments to the Articles of Association the Boar
d of MDs shall be authorized, with the consent of the Supervisory
Board, to increase the share capital by up to EUR 56,100,000 through the issue of new bearer shares against payment in kind, on or before May 5, 2015 (authorized capital II), share holders.
subscription rights shall be excluded for the issue of shares for acquisition purposes, and in so far as such rights are granted to holders of conversion and/or option rights
		Management	For	For
8.a
Resolution on the authorization to issue bonds or profit-sharing rights, the revision of the contingent capital, and the
corresponding amendments to the Articles of Association A. The
Board of MDs shall be authorized, with the consent o f the
Supervisory Board to grant warrant, convertible or income bonds, or profit-sharing rights, of up to EUR 3,000,000,000, on or before
Ma y 5, 2015.Shareholders shall be granted subscription rights, except for residual amounts, insofar as such rights are granted to holders of conversion and option rights, and for the issue of bonds at a price not materially below their theoretical market value or against payment in kind
		Management	For	For
8.b
The share capital shall be increased by up to EUR 168,750,000 through the issue of up to 56,250, 000 new bearer shares, insofar as option or conversion rights are exercised (2010 contingent
capital).The authorization to issue bonds or profit-sharing rights granted by the AGM of May 7, 2009, shall be revoke d, along with the related 2009 cont ingent capital
		Management	For	For
9.	Approval of the compensation system for the Board of MDs,based on the current level of remuneration and set forth on the investor relations page at www.heidelbergcement.com	Management	For	For
10.a	Elections to the Supervisory Board : Alan Murray	Management	For	For
10.b	Elections to the Supervisory Board : Herbert Luetkestratkoetter	Management	For	For
11.a	Amendments to the Articles of Association in respect of the Supervisory Board; Section 9(2) shall be amended through the inclusion of a nomination committee	Management	For	For
11.b
Amendments to the Articles of Association in respect of the
Supervisory Board; Section 12 shall be revised to reflect the new annual remuneration, being EUR 40,000 per member plus EUR
58 for every EUR 0 .01 of the Company's earnings per share in excess of EUR 2.50 (two and a half times the amount for the
Chairman and one and a half times for the deputy chairman) plus
EUR 15,0 00 and EUR 7,500 for the members of the audit and
personnel committees, respectively
		Management	For	For
12.a
Amendments to the Articles of Association in connection with the
Shareholder Rights Directive Implementation Act (ARUG):Section
16(1) shall be amended in respect of shareholders registering to attend shareholders. Meetings at least six days in advance
		Management	For	For
12.b
Amendments to the Articles of Association in connection with the
Shareholder Rights Directive Implementation Act (ARUG): Sect
ion 16(3) and (4) shall be added in respect of the admissibility of on line participation in and absentee voting at shareholders.
Meetings
		Management	For	For
12.c
Amendments to the Articles of Association in connection with the
Shareholder Rights Directive Implementation Act (ARUG): Section
18(3) shall also be added, to allow the shareholders. meeting to be transmitted by audiovisual means
		Management	For	For
12.d	Amendments to the Articles of Association in connection with the Shareholder Rights Directive Implementation Act (ARUG): Section 11(2) shall be deleted	Management	For	For

E.ON AG
Security	D24914133	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		06-May-2010
ISIN	DE000ENAG999	Agenda		702314129 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS USUAL
THANK YOU
Non-Voting

The registration for the General Meeting of Shareholders does not result in th-e shares being blocked. Please contact the relationship manager of your deposi-tary bank to clarify variant procedures in the German market.
Non-Voting
1.
Presentation of the adopted Annual Financial Statements and the
Consolidated F-inancial Statements for the 2009 financial year, along with the Management Rep-ort Summary for E.ON AG and
the E.ON Group and the Report of the Supervisory B-oard as well as the Explanatory Report of the Board of Management regarding th-e statements pursuant to Sections 289 para. 4, 315 para. 4 and
Section 289 par-a.5 German Commercial Code
(Handelsgesetzbuch-HGB).
Non-Voting
2.	Appropriation of balance sheet profits from the 2009 financial year	Management	For	For
3.	Discharge of the Board of Management for the 2009 financial year	Management	For	For
4.	Discharge of the Supervisory Board for the 2009 financial year	Management	For	For
5.	Approval of the compensation system applying to the Members of the Board of Management	Management	For	For
6.a
Election of PricewaterhouseCoopers Aktiengesellschaft
Wirtschaftspruefungsgesellschaft, Duesseldorf, as the auditor for the annual as well as the consolidated financial statements for the
2010 financial year
		Management	For	For
6.b
Election of PricewaterhouseCoopers Aktiengesellschaft
Wirtschaftspruefungsgesellschaft, Duesseldorf, as the auditor for the inspection of the abbreviated financial statements and the interim management report for the first half of the 2010 financial year
		Management	For	For
7.	Authorization for the acquisition and use of treasury shares	Management	For	For
8.
Authorization for the issue of option or convertible bonds, profit participation rights or participating bonds and for the exclusion of subscription rights as well as the creation of a Conditional Capital
		Management	For	For
9	Amendment to Section 20 of the Articles of Association in view of the Act for the Implementation of the Shareholder Rights Directive	Management	For	For

SMITH & NEPHEW GROUP P L C
Security	G82343164	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		06-May-2010
ISIN	GB0009223206	Agenda		702316426 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Adopt the report and accounts	Management	For	For
2	Approve the remuneration report	Management	For	For
3	Approve to confirm the interim dividends	Management	For	For
4	Re-elect Mr. Adrian Hennah	Management	For	For
5	Re-elect Mr. Ian E Barlow	Management	For	For
6	Re-elect Prof. Genevieve B. Berger	Management	For	For
7	Re-elect Mr. Richard De Schutter	Management	For	For
8	Re-elect Dr. Rolf W. H. Stomberg	Management	For	For
9	Re-appoint the Auditors	Management	For	For
10	Authorize the Directors to determine the remuneration of the Auditors	Management	For	For
11	Approve to renew the Directors authority to allot shares	Management	For	For
S.12	Approve the Smith and Nephew Global Share Plan 2010	Management	For	For
S.13	Adopt the new Articles of Association	Management	For	For
S.14	Approve to renew the Directors authority for the dissaplication of pre emption rights	Management	For	For
S.15	Approve to renew the directors limited authority to make market purchases of the Company's own shares	Management	For	For
S.16	Grant authority to the general meetings to be held on 14 days notice	Management	For	For

VINCI SA, RUEIL MALMAISON
Security	F5879X108	Meeting Type		MIX
Ticker Symbol		Meeting Date		06-May-2010
ISIN	FR0000125486	Agenda		702318420 - Management
Item	Proposal	Type	Vote		For/Against Management
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-
PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING
INFORMATION IS AVAILABLE BY-CLICKING ON THE
MATERIAL URL LINK:-https://balo.journal-
officiel.gouv.fr/pdf/2010/0329/201003291000842.pdf AND ht-
tps://balo.journal-
officiel.gouv.fr/pdf/2010/0414/201004141001093.pdf
Non-Voting
O.1	Approve the consolidated accounts for FY 2009	Management	For		For
O.2	Approve the Company's accounts for FY 2009	Management	For		For
O.3	Approve the allocation of the Company's result for FY 2009	Management	For		For
O.4	Approve the Scrip dividend payment option	Management	For		For
O.5	Approve to renew Mr. Dominique Ferrero's appointment as a Director	Management	For		For
O.6	Approve to renew Mr. Xavier Huillard's appointment as a Director	Management	For		For
O.7	Approve to renew Mr. Henri Saint Olive's appointment as a Director	Management	For		For
O.8	Approve to renew Mr. Yves-Thibault de Silguy's appointment as a Director	Management	For		For
O.9	Approve the nomination of Qatari Diar Real Estate Investment Company as a Director	Management	For		For
O.10	Approve the Directors' attendance fees	Management	For		For
O.11	Approve to renew the delegation of powers to the Board of Directors in order for the Company to purchase its own shares	Management	For		For
O.12	Approve the agreements entered into by Vinci for the transfer to Vinci Concession of the agreements tied to the holding in Aegean Motorway SA	Management	For		For
O.13	Approve the agreements entered into by Vinci for the transfer to Vinci Concession of the agreements tied to the holding in Olympia Odos and Olympia Odos Operation	Management	For		For
O.14	Approve theh amendment to the agreement entered into by the shareholders of Arcour, the prime contractor for the A19 motorway	Management	For		For
O.15	Approve the agreements entered into by Vinci for the financing of the concession for the A-Modell A5 motorway section running between Malsch and Offenburg in Germany	Management	For		For
O.16	Approve the agreement for a contribution by Vinci to Vinci Concessions for its holding in ASF	Management	For		For
O.17	Approve the agreement by the Company with Mr. Xavier Huillard for a top-up pension	Management	For		For
O.18	Approve the agreement by the Company with Mr. Xavier Huillard for compensation for ending his term of office	Management	For		For
O.19	Approve the Service Level Agreement entered into by Vinci and YTS Europaconsultants	Management	For		For
E.20	Approve the renewal of the authorization given to the Board of Directors in order to reduce the authorized capital by canceling Vinci shares held by the Company	Management	For		For
E.21
Authorize the Board of Directors for the purpose of authorizing the issue by one or more of the Company's subsidiaries of
transferable securities giving access to the Company's authorized capital and to issue ordinary shares in the Company accordingly
		Management	For		For
E.22	Authorize the Board of Directors for the purpose of making capital increases reserved for employees of the Company and the Vinci Group's subsidiary Companies under Personal Equity Plans	Management	For		For
E.23
Authorize the Board of Directors for the purpose of making capital increases reserved for financial institutions or companies set up specifically in order to implement a personal equity plan for employees of certain foreign subsidiaries, similar to the Group's
French and Foreign Corporate Personal Equity Plans currently in force
		Management	For		For
E.24	Amend Article 17 of the Articles of Association "Shareholders' Meetings"	Management	For		For
E.25	Grant powers for the required formalities	Management	For		For

PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION
OF ADDITIONAL LINK. IF YO-U HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS-YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

SANTOS LTD
Security	Q82869118	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		06-May-2010
ISIN	AU000000STO6	Agenda		702323041 - Management
Item	Proposal	Type	Vote	For/Against Management
-
VOTING EXCLUSIONS APPLY TO THIS MEETING FOR
PROPOSALS 4 AND VOTES CAST BY ANY-INDIVIDUAL OR
RELATED PARTY WHO BENEFIT FROM THE PASSING OF
THE PROPOSAL/S-WILL BE DISREGARDED. HENCE, IF YOU
HAVE OBTAINED BENEFIT OR DO EXPECT TO-OBTAIN
FUTURE BENEFIT YOU SHOULD NOT VOTE  OR VOTE
"ABSTAIN"  FOR THE-RELEVANT PROPOSAL ITEMS.
Non-Voting
1	Receive and consider the financial report for the YE 31 DEC 2009 and the-reports of the Directors and the Auditor thereon	Non-Voting
2.a	Re-election of Mr. Kenneth Alfred Dean as a Director, retires by rotation in accordance with Rule 34(c) of the Company's Constitution	Management	For	For
2.b	Election of Mr. Gregory John Walton Martin as a Director, who was appointed a	Management	For	For
2.c	Election of Ms. Jane Sharman Hemstritch as a Director, who was appointed a	Management	For	For
3	Adopt the remuneration report for the YE 31 DEC 2009	Management	For	For
4
Authorize the Company to grant to the Company's Chief Executive
Officer and Managing Director, Mr. David Knox, Share Acquisition
Rights under the Santos Employee Share Purchase Plan on the
terms as specified
		Management	For	For

HONGKONG ELECTRIC HOLDINGS LTD
Security	Y33549117	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		06-May-2010
ISIN	HK0006000050	Agenda		702323130 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	Receive the audited financial statements and the reports of the Directors and Auditor for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend	Management	For	For
3.i	Election of Mr. Lee Lan Yee, Francis as a Director	Management	For	For
3.ii	Election of Mr. Frank John Sixt as a Director	Management	For	For
4	Re-appoint KPMG as the Auditor of the Company and authorize the Directors to fix the Auditor's remuneration	Management	For	For
5
Authorize the Directors, during and after the relevant period, to issue and dispose of additional shares of the Company not
exceeding 20% of the existing issued share capital of the
Company, and grant offers or options  including bonds and
debentures convertible into shares of the Company ;  Authority expires the earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which the next
AGM is required by law to be held
		Management	For	For
6
Authorize the Directors of the Company, to repurchase shares of
HKD 1.00 each in the issued capital of the Company during the relevant period, in accordance with all applicable laws and
requirements of the Rules Governing the Listing of Securities on
the Stock Exchange of Hong Kong Limited as amended from time to time, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company at the date of this
resolution; Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM is required by law to be held
		Management	For	For
7
Approve to extend the general mandate granted to the Directors to issue and dispose of additional shares pursuant to Resolution 5 set out in the notice convening this meeting by the addition thereto of an amount representing the aggregate nominal amount of the share capital of the Company repurchased by the Company under the authority granted pursuant to Resolution 6 as specified, provided that such amount shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of the said Resolution
		Management	For	For
S.8	Amend the Articles of Association of the Company be altered by deleting the last sentence in Article 99 and substituting therefor the following sentence as specified	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

LAFARGE SA, PARIS
Security	F54432111	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date		06-May-2010
ISIN	FR0000120537	Agenda		702338193 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions. The following ap-plies to Non-
Resident Shareowners: Proxy Cards: Voting instructions will be fo-
rwarded to the Global Custodians that have become Registered
Intermediaries, o-n the Vote Deadline Date. In capacity as
Registered Intermediary, the Global C-ustodian will sign the Proxy
Card and forward to the local custodian. If you a-re unsure
whether your Global Custodian acts as Registered Intermediary, pleas-e contact your representative
Non-Voting

PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING
INFORMATION IS AVAILABLE BY CLIC-KING ON THE
MATERIAL URL LINK: https://balo.journal-
officiel.gouv.fr/pdf/2010/-0329/201003291000904.pdf AND
https://balo.journal-officiel.gouv.fr/pdf/2010/04-
21/201004211001451.pdf
Non-Voting
1.	Approve the annual accounts and transactions for FY 2009	Management	For	For
2.	Approve of the consolidated accounts and transactions for FY 2009	Management	For	For
3.	Approve the allocation of the result and setting of the dividend	Management	For	For
4.	Approve the regulated agreements	Management	For	For
5.	Appointment of Mrs. Colette Lewiner as a Director	Management	For	For
6.	Appointment of Mrs. Veronique Weill as a Director	Management	For	For
7.	Approve the Directors' attendance fees	Management	For	For
8.	Authorize the Company to buy and sell its own shares	Management	For	For
9.	Grant powers for the required formalities	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF ADDITIONAL URL LINK. IF-YOU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLE-SS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

RECKITT BENCKISER GROUP PLC, SLOUGH
Security	G74079107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		06-May-2010
ISIN	GB00B24CGK77	Agenda		702345984 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Adopt the 2009 report and financial statements	Management	For	For
2	Approve the Director's remuneration report	Management	For	For
3	Declare the final dividend	Management	For	For
4	Re-elect Adrian Bellamy as a Member of the Remuneration Committee	Management	For	For
5	Re-elect Peter Harf	Management	For	For
6	Re-elect Colin Day	Management	For	For
7	Re-elect Kenneth Hydon as a Member of the Audit Committee	Management	For	For
8	Re-elect Judith Sprieser as a Member of the Remuneration Committee	Management	For	For
9	Re-elect Richard Cousins as a Member of the Remuneration Committee	Management	For	For
10	Elect Warren Tucker as a Member of the Audit Committee	Management	For	For
11	Re-appoint PricewaterhouseCoopers LLP as the Auditors	Management	For	For
12	Authorize the Directors to determine the Auditor's remuneration	Management	For	For
13	Approve to renew authority to allot shares	Management	For	For
S.14	Approve to renew power to disapply pre-emption rights	Management	For	For
S.15	Approve to renew authority to purchase own shares	Management	For	For
S.16	Approve the calling of general meetings on 14 day's clear notice	Management	For	For
S.17	Amend the Company's Articles of Association	Management	For	For

MANULIFE FINL CORP MED TERM NTS CDS-
Security	56501R106	Meeting Type		MIX
Ticker Symbol		Meeting Date		06-May-2010
ISIN	CA56501R1064	Agenda		702349196 - Management
Item	Proposal	Type	Vote		For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE IN "FAVOR" OR "AGAINST"-ONLY FOR RESOLUTIONS "3" AND "4" AND "IN FAVOR" OR "ABSTAIN" ONLY FOR- RESOLUTION NUMBERS "1.1 TO 1.16" AND "2". THANK YOU.	Non-Voting
-	Receive the consolidated financial statements of the Company for the YE 31-DEC 2009, together with reports of the Auditor and the actuary on those-statements	Non-Voting
1.1	Election of Linda B. Bammann as a Director of the Company	Management	For		For
1.2	Election of John M. Cassaday as a Director of the Company	Management	For		For
1.3	Election of Gail C. A. Cook-Bennett as a Director of the Company	Management	For		For
1.4	Election of Thomas P. d'Aquino as a Director of the Company	Management	For		For
1.5	Election of Richard B. DeWolfe as a Director of the Company	Management	For		For
1.6	Election of Robert E. Dineen, Jr. as a Director of the Company	Management	For		For
1.7	Election of Pierre Y. Ducros as a Director of the Company	Management	For		For
1.8	Election of Donald A. Guloien as a Director of the Company	Management	For		For
1.9	Election of Scott M. Hand as a Director of the Company	Management	For		For
1.10	Election of Robert J. Harding as a Director of the Company	Management	For		For
1.11	Election of Luther S. Helms as a Director of the Company	Management	For		For
1.12	Election of Thomas E. Kierans as a Director of the Company	Management	For		For
1.13	Election of Lorna R. Marsden as a Director of the Company	Management	For		For
1.14	Election of John R.V. Palmer as a Director of the Company	Management	For		For
1.15	Election of Hugh W. Sloan, Jr. as a Director of the Company	Management	For		For
1.16	Election of Gordon G. Thiessen as a Director of the Company	Management	For		For
2	Appointment of Ernst & Young LLP as the Auditors of the Company for 2010	Management	For		For
S.3	Amend the By-Law No. 1 increasing the aggregate annual remuneration payable to the Board of Directors	Management	For		For
4	Approve the Company's approach to Executive Compensation	Management	For		For
-	Transact such other business	Non-Voting

LLOYDS BANKING GROUP PLC, EDINBURGH
Security	G5542W106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		06-May-2010
ISIN	GB0008706128	Agenda		702358361 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the Company's accounts and the reports of the Directors and of the Auditors for the YE 31 DEC 2009	Management	For	For
2.	Approve the Directors' remuneration report for the YE 31 DEC 2009	Management	For	For
3.a	Elect Sir. Winfried Bischoff as a Director of the Company, who retires under Article 79 of the Company's Articles of Association	Management	For	For
3.b	Elect Mr. G. R. Moreno as a Director, who retires under Article 79 of the Company's Articles of Association	Management	For	For
3.c	Elect Mr. D. L. Roberts as a Director, who retires under article 79 of the Company's Articles of Association	Management	For	For
4.a	Re-elect Dr. W. C. G. Berndt as a Director, who retires under Article 82 of the Company's Articles of Association	Management	For	For
4.b	Re-elect Mr. J. E. Daniels as a Director, who retires under Article 82 of the Company's Articles of Association	Management	For	For
4.c	Re-elect Mrs. H. A. Weir as a Director, who retires under Article 82 of the Company's Articles of Association	Management	For	For
5.	Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company, to hold office until the conclusion of the next AGM at which accounts are laid before the Company	Management	For	For
6.	Authorize the Audit Committee to set the remuneration of the Company's Auditors	Management	For	For
7.
Authorize the Directors, pursuant to and in accordance with
Section 551 of the Companies Act, 2006 to allot shares or grant rights to subscribe for or to convert any security in the shares: [i]
up to an aggregate nominal amount of [I] GBP 2,233,203,900 in respect of ordinary shares and [II] GBP 100,000,000, USD
40,000,000, GBP 40,000,000 and GBP 1,250,000,000 in respect
of preference shares; [ii] comprising equity securities [as defined in Section 560[1] of the Companies Act, 2006] up to a further nominal amount of GBP 2,233,203,900 in connection with an offer by way of a rights issue; such authorities to apply in substitution for all previous authorities pursuant to Section 551 of the
Companies Act 2006, or preceding legislation; [Authority expires the earlier at the end of the next AGM or on 05 AUG 2011]; the
Company may make offers and enter into agreements during the relevant period which would, or might, require shares to be
allotted after the authority ends
		Management	For	For
S.8
Authorize the Directors, subject to the passing of Resolution 7 above, to allot equity securities [as defined in Section 560[1] of the
Companies Act 2006] wholly for cash: [i] pursuant to the authority given by paragraph [i] of Resolution 7 above or where the
allotment constitutes an allotment of equity securities by virtue of
Section 551 of the Companies Act 2006, in each case: [a] in
connection with a pre-emptive offer; and [b] otherwise than in connection with a pre-emptive offer, up to an aggregate nominal amount of GBP 334,980,500; and [ii] pursuant to the authority
		Management	For	For

given by paragraph [i] of Resolution 7 above in connection with a rights issue, as if Section 561[1] of the Companies Act 2006 did not apply to any such allotment; [Authority expires the earlier at the end of the next AGM or on 05 AUG 2011]; the Company may
make offers and enter into agreements during this period which would, or might, require equity securities under any such offer or agreement as if the power had not ended

S.9
Authorize the Company, conferred by resolution passed at the
AGM of the Company on 07 MAY 2009 in accordance with
Section 701 of the Companies Act 2006, to make market
purchases [within the meaning of Section 693 of the Companies
Act 2006] of ordinary shares of 10p each in the capital of the
Company be further renewed and extended from the conclusion of this meeting, and where such shares are held in treasury, the
Company may use them for the purposes of its employees share plans, provided that: [a] the maximum aggregate number of
ordinary shares authorized to be purchased shall be
6,699,611,000; [b] the minimum price which may be paid for each ordinary shares be 10p; [c] the maximum price, exclusive of
expenses, which may be paid for each ordinary share shall be an amount equal to the higher of [a] 105% of the average of the closing price of the 5 London business days immediately
preceding the day on which such share is contracted to be
purchased or [b] the higher of the price of the last independent trade a
		Management	For	For
S.10
Authorize the Company, for the purpose of Section 701 of the
Companies Act 2006 to make purchases [as defined in Section
693 of the Companies Act 2006] of the following issuances of securities: [a] GBP 299,987,729 9.25%, Non-Cumulative
Irredeemable Preference Shares; [b] GBP 99,999,942 9.75%,
Non-Cumulative Irredeemable Preference Shares; [c] GBP
186,190,532 6.475%, Non-Cumulative Preference Shares; [d]
GBP 745,431,000 6.0884%, Non-Cumulative Fixed to Floating
Rate Preference Shares; [e] GBP 334,951,000 6.3673%, Non-
Cumulative Fixed to Floating Rate Preference Shares; [f] USD
750,000,000 6.413%, Non-Cumulative Fixed to Floating Rate
Preference Shares; [g] USD 750,000,000 5.92%, Non-Cumulative
Fixed to Floating Rate Preference Shares; [h] USD 750,000,000
6.657%, Non-Cumulative Fixed to Floating Rate Preference
Shares; [i] USD 1,000,000,000 6.267%, Fixed to Floating Rate
Non-Cumulative Callable Dollar Preference Shares; [j] USD
1,250,000,000 7.875%, Non-Cumulative Preference Shares; [k]
EUR 500,000,000 7.875%,
		Management	For	For

liquidation preference of the relevant Preference Share; [Authority expires the earlier of the conclusion of the Company's AGM in
2011 or on 30 JUN 2011]; [v] the Company may make a contract to purchase the Preference Shares under this authority before its expiry which would or might be executed wholly; or partly after the expiry, and may make a purchase of the Preference Shares under that contract

S.11	Approve, that a general meeting of the Company, other than an AGM, may be called on not less than 14 clear days' notice	Management	For	For

SCANIA AB, SODERTALJE
Security	W76082119	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		06-May-2010
ISIN	SE0000308280	Agenda		702362788 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
CMMT
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
CMMT	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID-VOTE OPTION. THANK YOU	Non-Voting
1	Opening of the AGM	Non-Voting
2	Election of Claes Zettermarck as the Chairman of the AGM	Management	For	For
3	Approve the establishment and approval of the voting list	Management	For	For
4	Approve the agenda	Management	For	For
5	Election of 2 persons to verify the minutes	Management	For	For
6	Approve to consider whether the AGM has been duly convened	Management	For	For
7	Presentation of the annual accounts and Auditors' report, and the- consolidated annual accounts and Auditors' report	Non-Voting
8	Approve the addresses by the Chairman of the Board and by the President and Chief Executive Officer	Management	For	For
9	Approve the questions from the shareholders	Management	For	For
10	Adopt the income statement and balance sheet and the consolidated income statement and balance sheet	Management	For	For
11	Grant discharge to the members of the Board and the President and CEO from liability for the FY	Management	For	For
12
Declare a dividend of SEK 1.00 per share, the Board proposes
Tuesday, 11 MAY 2010 as the record date for the dividend,
provided that the AGM approves this proposal, the dividend is expected to be sent from Euroclear Sweden AB on Monday, 17
MAY 2010
		Management	For	For
13	Approve the guidelines for salary and other remuneration of the President and CEO as well as other executive officers as specified	Management	For	For
14	Approve the 2010 incentive programme as specified	Management	For	For
15.a	Approve the Board of Directors shall consist of 10 Members elected by the AGM	Management	For	For
15.b
Approve the remuneration to the Board of Directors is fixed at
SEK 2,031,250, to be allocated among Board members in the
amount of SEK 406,250 to each of the Board members who are
not employed by Volkswagen AG or the Company, and for the
work performed in the Audit Committee, remuneration is fixed at
SEK 200,000 to the Chairman of the Audit Committee, provided he or she is not employed by Volkswagen AG, and SEK 100,000
to each of the other members of the Audit Committee who are not employed by Volkswagen AG or the Company, for the work
performed in the Remuneration Committee, remuneration is fixed at SEK 50,000 to each of the members of the Remuneration
Committee who are not employed by Volkswagen AG or the
Company
		Management	For	For
15.c
Re-elect Helmut Aurenz, Borje Ekholm, Gunnar Larsson, Hans
Dieter Potsch, Francisco Javier Garcia Sanz, Peter Wallenberg Jr,
Martin Winterkorn and Leif Ostling as the Board members, Staffan
Bohman and Peggy Bruzelius have declined re-election, and
election of Jochem Heizmann and Asa Thunman as the new
members of the Board, and re-elect Martin Winterkorn as the
Chairman of the Board and election of Jochem Heizmann as the new Vice Chairman of the Board
		Management	For	For
15.d	Approve that the remuneration to the Auditors shall be paid according to approved invoices	Management	For	For
16	Approve that the resolution concerning criteria for how members of the Nomination Committee shall be appointed	Management	For	For
17	Adjournment of the AGM	Non-Voting

GLAXOSMITHKLINE PLC
Security	G3910J112	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		06-May-2010
ISIN	GB0009252882	Agenda		702362980 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the Directors' report and the financial statements for the YE 31 DEC 2009	Management	For	For
2	Approve the remuneration report for the YE 31 DEC 2009	Management	For	For
3	Re-elect Dr. Stephanie Burns as a Director	Management	For	For
4	Re-elect Mr. Julian Heslop as a Director	Management	For	For
5	Re-elect Sir Deryck Maughan as a Director	Management	For	For
6	Re-elect Dr. Daniel Podolsky as a Director	Management	For	For
7	Re-elect Sir Robert Wilson as a Director	Management	For	For
8
Authorize the Audit & Risk Committee to re-appoint
PricewaterhouseCoopers LLP as the Auditors to the Company to
hold office from the end of the meeting to the end of the next
Meeting at which accounts are laid before the Company
		Management	For	For
9	Authorize the Audit & Risk Committee to determine the remuneration of the Auditors	Management	For	For
10
Authorize the Director of the Company, in accordance with
Section 366 of the Companies Act 2006 (the 'Act') the Company
is, and all Companies that are at any time during the period for which this resolution has effect subsidiaries of the company are, authorized: a) to make political donations to political organizations other than political parties, as defined in Section 363 of the Act, not exceeding GBP 50,000 in total; and b) to incur political expenditure, as defined in Section 365 of the Act, not exceeding
GBP 50,000 in total, during the period beginning with the date of passing this resolution and ending at the end of the next AGM of the company to be held in 2011 or, if earlier, on 30 JUN 2011
		Management	For	For
11
Authorize the Directors, in substitution for all subsisting
authorities, to exercise all powers of the Company to allot shares in the Company and to grant rights to subscribe for or convert any security into shares in the Company: a) up to an aggregate
nominal amount of GBP 432,578,962; [such amount to be reduced by the nominal amount allotted or granted under paragraph (b) in excess of such sum]; and b) comprising equity securities [as specified in Section 560(1) of the Act] up to a nominal amount of
GBP 865,157,925 [such amount to be reduced by any allotments or grants made under paragraph (a) above] in connection with an offer by way of a rights issue: i) to ordinary shareholders in proportion [as nearly as may be practicable] to their existing holdings; and ii) to holders of other equity securities as required by the rights of those securities or as the Board otherwise considers necessary, and so that the Directors may impose any limits or make such exclusions or other arrangements as they consider
expedi
		Management	For	For

laws of, or the requirements of any relevant regulatory body or stock exchange in, any territory, or any matter whatsoever, which authorities shall expire at the end of the next AGM of the company to be held in 2011 or, if earlier, on 30 JUN 2011, and the Directors may allot shares or grant rights to subscribe for or convert any security into shares in pursuance of such an offer or agreement as if the relevant authority conferred hereby had not expired

12
Authorize the Directors of the Company, subject to Resolution 11 being passed, the Directors be and are hereby empowered to allot equity securities for cash pursuant to the authority conferred on the Directors by Resolution 11 and/or where such allotment
constitutes an allotment of equity securities under section 560(3)
of the Act, free of the restrictions in Section 561(1) of the Act, provided that this power shall be limited: (a) to the allotment of equity securities in connection with an offer or issue of equity securities [but in the case of the authority granted under
paragraph (b) of Resolution 11, by way of a rights issue only]: (i)
to ordinary shareholders in proportion [as nearly as may be
practicable] to their existing holdings; and (ii) to holders of other equity securities, as required by the rights of those securities or as the Board otherwise considers necessary, but so that the
Directors may impose any limits or make such exclusions or other arrangements as they consider expedient in relation t
		Management	For	For
13
Authorize the Directors of the Company, for the purposes of
section 701 of the Act to make market purchases (within the
meaning of Section 693(4) of the Act) of its own Ordinary shares of 25p each provided that: (a) the maximum number of Ordinary shares hereby authorized to be purchased is 519,146, 669; (b) the minimum price which may be paid for each Ordinary share is 25p;
(c) the maximum price which may be paid for each Ordinary share shall be the higher of (i) an amount equal to 5% above the
average market value of the Company's ordinary shares for the five business days immediately preceding the day on which the ordinary share is contracted to be purchased and (ii) the higher of the price of the last independent trade and the highest current independent bid on the London Stock Exchange Official List at the
time the purchase is carried out; and (d) the authority conferred by this resolution shall, unless renewed prior to such time, expire at the end of the next AGM of the Company to be held in 2011 or, if

		Management	For	For
14
Authorize the Directors, (a) in accordance with Section 506 of the
Act, the name of the person who signs the Auditors' reports to the
Company's members on the annual accounts and auditable
reports of the Company for the year ending 31 DEC 2010 as
senior Statutory Auditor [as defined in Section 504 of the Act] for and on behalf of the Company's Auditors, should not be stated in published copies of the reports [such publication being as defined in Section 505 of the Act] and the copy of the reports to be delivered to the registrar of Companies under Chapter 10 of Part
15 of the Act; and (b) the Company considers on reasonable
grounds that statement of the name of the senior statutory auditor would create or be likely to create a serious risk that the senior
Statutory Auditor, or any other person, would be subject to
violence or intimidation
		Management	For	For
15	Approve the general meeting of the Company other than an AGM may be called on not less than 14 clear days' notice	Management	For	For
16
Amend: (a) the Articles of Association of the company be
amended by deleting all the provisions of the Company's
Memorandum of Association which, by virtue of Section 28 of the
Act, are to be treated as provisions of the Company's Articles of
Association; and (b) the Articles of Association produced to the meeting, and initialled by the Chairman for the purpose of
identification, be adopted as the Articles of Association of the
Company in substitution for, and to the exclusion of, all existing
Articles of Association of the Company
		Management	For	For

MICHELIN
Security	F61824144	Meeting Type		MIX
Ticker Symbol		Meeting Date		07-May-2010
ISIN	FR0000121261	Agenda		702276987 - Management
Item	Proposal	Type	Vote		For/Against Management
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners: Proxy Cards: Voting-instructions will be forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL-LINK-https://balo.journal- officiel.gouv.fr/pdf/2010/0303/201003031000535.pdf	Non-Voting
O.1	Approve the Company's accounts for the year 2009	Management	For		For
O.2	Approve the allocation of the result for the year 2009 and setting of the dividend with option of payment in shares	Management	For		For
O.3	Approve the Company's consolidated accounts for the year 2009	Management	For		For
O.4	Approve a regulated agreement authorised by the Board of Directors	Management	For		For
O.5	Re elect Laurence Parisot as Supervisory Board Member	Management	For		For
O.6	Re-elect Pat Cox as Supervisory Board Member	Management	For		For
O.7	Re-elect PricewaterhouseCoopers Audit as Auditor	Management	For		For
O.8	Re-elect Pierre Coll as Alternate Auditor	Management	For		For
O.9	Ratify Deloitte and Associes as Auditor	Management	For		For
O.10	Ratify BEAS as Alternate Auditor	Management	For		For
O.11	Authorize the Managers to enable the Company to operate on its own shares under a Share Repurchase Programme with a maximum purchase price of EUR 100 per share	Management	For		For
O.12	Authorize the Managers to go ahead with the issue of bond loans	Management	For		For
E.13	Authorize the Managers to issue shares or tangible assets granting access to the Company's capital stock, maintaining the preferential subscription right	Management	For		For
E.14	Authorize the Managers to issue shares or tangible assets granting access to the Company's capital stock by means of a public offer, with suppression of the preferential subscription right	Management	For		For
E.15
Authorize the Managers to issue shares and/or tangible assets granting access to the Company's capital stock by means of an offer as specified in II of Article L. 411-2 of the Code Monetaire et
Financier  Monetary and Financial Code , with suppression of the preferential subscription right
		Management	For		For
E.16
Authorize the Managers to increase the number of securities to be issued in the event of excessive demand during the increase in capital stock, carried out with or without a preferential subscription right
		Management	For		For
E.17	Authorize the Managers to go ahead with an increase in capital stock through incorporation of reserves	Management	For		For
E.18
Authorize the Managers to go ahead with an increase in capital stock by issuing, without a preferential subscription right, ordinary shares used to pay for contributions of securities in the event of public offers to exchange or contributions in kind
		Management	For		For
E.19	Authorize the Managers to go ahead with an increase in capital stock reserved for employees who belong to a Group savings plan	Management	For		For
E.20	Authorize the Managers to reduce capital stock by cancelling shares	Management	For		For
E.21	Approve the limit of the overall par amount of capital stock increases and issues of tangible assets or debt securities	Management	For		For
E.22	Grant powers for formalities	Management	For		For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF NAMES. IF YOU HAVE ALREA-DY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE-TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
YOU.
Non-Voting

PLEASE BE INFORMED OF THE FOLLOWING
COMMUNICATIONS OF MICHELIN: Michelin's Man-aging
Partners Messrs. Michel Rollier, Jean-Dominique Senard and
Didier Mirato-n will commit to using the financial authorizations concerning the issue of sh-ares of common stock and/or securities carrying rights to shares without pre-e-mptive subscription rights for existing shareholders (14th, 15th and 18th reso-lutions) in an amount not to exceed 29 million Euro, corresponding to 10% of t-
he current share capital, instead of the 44 million Euro ceiling
(14.9% of the-capital) indicated in said resolutions.
Non-Voting

ITV PLC, LONDON
Security	G4984A110	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		07-May-2010
ISIN	GB0033986497	Agenda		702306502 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the report and accounts	Management	For	For
2	Approve the remuneration report	Management	For	For
3	Election of Archie Norman as a Non-Executive Director	Management	For	For
4	Election of Adam Crozier as an Executive Director	Management	For	For
5	Re-appointment of KPMG Audit Plc as the Auditors	Management	For	For
6	Authorize the Directors to determine the Auditors' remuneration	Management	For	For
7	Grant authority to allot shares	Management	For	For
S.8	Approve to disapply the pre-emption rights	Management	For	For
9	Approve the political donations	Management	For	For
S.10	Approve the purchase of own shares	Management	For	For
S.11	Approve the length of notice period for general meetings	Management	For	For
S.12	Approve the Articles of Association	Management	For	For

STANDARD CHARTERED PLC
Security	G84228157	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		07-May-2010
ISIN	GB0004082847	Agenda		702319547 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the report and accounts	Management	For	For
2.	Declare the final dividend	Management	For	For
3.	Approve the Directors' remuneration report	Management	For	For
4.	Re-elect Mr. J.F.T. Dundas as Non-Executive Director	Management	For	For
5.	Re-elect Miss V.F. Gooding CBE as Non-Executive Director	Management	For	For
6.	Re-elect Mr. R.H.P. Markham as Non-Executive Director	Management	For	For
7.	Re-elect Mr. J.W. Peace as Chairman	Management	For	For
8.	Re-elect Mr. P.A. Sands as an Executive Director	Management	For	For
9.	Re-elect Mr. P.D. Skinner as Non-Executive Director	Management	For	For
10.	Re-elect Mr. O.H.J. Stocken, as Non-Executive Director	Management	For	For
11.	Election of Mr. J.S. Bindra, who was appointed as an Executive Director by the Board since the last AGM of the Company	Management	For	For
12.	Election of Mr. R. Delbridge, who was appointed as an Non- Executive Director by the Board since the last AGM of the Company	Management	For	For
13.	Election of Dr. Han Seung-soo KBE, who was appointed as an Non-Executive Director by the Board since the last AGM of the Company	Management	For	For
14.	Election of Mr. S.J. Lowth, who was appointed as an Non- Executive Director by the Board since the last AGM of the Company	Management	For	For
15.	Election of Mr. A.M.G. Rees, who was appointed as an Executive Director by the Board since the last AGM of the Company	Management	For	For
16.	Re-appoint the Auditor	Management	For	For
17.	Authorize the Board to set the Auditor's fees	Management	For	For
18.	Authorize the Company and its subsidiaries to make political donations	Management	For	For
19.	Authorize the Board to allot shares	Management	For	For
20.	Approve to extend the authority to allot shares	Management	For	For
21.	Authorize the Board to allot shares in connection with the Indian listing	Management	For	For
S.22	Approve to disapply pre-emption rights	Management	For	For
S.23	Approve to disapply pre-emption rights in connection with the Indian listing	Management	For	For
S.24	Authorize the Company to buy back its Ordinary Shares	Management	For	For
S.25	Authorize the Company to buy back its Preference Shares	Management	For	For
S.26	Adopt the new Articles of Association	Management	For	For
S.27	Authorize the Company to call a general meeting other than an AGM on not less than 14 clear days' notice	Management	For	For
28.	Amend the Standard Chartered 2006 Restricted Share Scheme	Management	For	For
29.	Approve the waiver in respect of the reporting and annual review requirements in respect of ongoing banking transactions with associates of Temasek that the Company has not been able to identify	Management	For	For
30.	Approve the waiver in respect of the requirement to enter into fixed-term written agreements with Temasek and its associates in respect of ongoing banking transactions	Management	For	For
31.	Approve future ongoing banking transactions with Temasek and its associates, including the waiver in respect of the requirement to set an annual cap	Management	For	For

ALUMINA LTD
Security		Q0269M109	Meeting Type		Annual General Meeting
Ticker Symbol			Meeting Date		07-May-2010
ISIN		AU000000AWC3	Agenda		702319650 - Management
Item	Proposal		Type	Vote	For/Against Management
1	Receive the financial report and the reports of the Directors and the Auditor-for the YE 31 DEC 2009		Non-Voting
2	Adopt the remuneration report for the YE 31 DEC 2009		Management	For	For
3	Re-election of Mr. Peter A. F. Hay as a Director, retires in accordance with the Company's Constitution		Management	For	For
4
Approve, for all purposes under the Corporations Act 2001  Cth for the grant to Mr. John Bevan, Chief Executive Officer of the
Company, of rights to acquire ordinary shares in the capital of the
Company in accordance with the terms contained in the
Company's Long Term Incentive Plan as specified
			Management	For	For
-	Transact any other business		Non-Voting

ANGLOGOLD ASHANTI LTD
Security	S04255196	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		07-May-2010
ISIN	ZAE000043485	Agenda		702362942 - Management
Item	Proposal	Type	Vote	For/Against Management
O.1	Receive and adopt the consolidated audited annual financial statements of the Company and its subsidiaries, together with the Auditors and the Directors reports for the YE 31 DEC 2009	Management	For	For
O.2	Appointment of Ernst and Young Inc, as the Auditors of the Company from the	Management	For	For
O.3	Re-election of Mr. FB Arisman as a Director of the Company, who retires in terms of the Articles of Association of the Company until the conclusion of the next AGM of the Company	Management	For	For
O.4	Re-election of Prof LW Nkuhlu as a Director of the Company, who retires in terms of Article 92 of the Articles of Association of the Company	Management	For	For
O.5	Appointment of Mr. FB Arisman as a Member of the Audit and Corporate	Management	For	For
O.6	Appointment of Prof LW Nkuhlu as a Member of the Audit and Corporate	Management	For	For
O.7
Amend that subject to the provisions of the Companies Act, 1973, the Companies Act, 2008 and the listing requirements of the JSE
Limited, from time to time, authorize the Directors to allot and issue, for such purposes and on such terms as they may, in their discretion, determine, ordinary shares of ZAR 0.25 each in the authorized but unissued share capital of the Company, up to a maximum of 5% of the number of ordinary shares of ZAR 0.25
each in issue from time to time
		Management	For	For
O.8
Authorize the Directors of the Company, in accordance with the listing requirements of the JSE Limited  JSE Listing Requirements to allot and issue for cash, on such terms and conditions as they may deem fit, all or any of the ordinary shares of ZAR 0.25 each
Ordinary Shares in the authorized but unissued share capital of the Company which they shall have to allot and issue in terms of ordinary resolution number 7, subject to the following conditions:
this authority shall be limited to a maximum number of 5% of the number of ordinary shares in the issued share capital of the
Company from time to time; this authority shall only be valid until the next AGM of the Company but shall not extend beyond 15
months; a paid press announcement giving full details, including the impact on net asset value and CONTD.
		Management	For	For
-
CONTD. earnings per share of the Company, shall be published after any issue-representing, on a cumulative basis with in 1 FY,
5% of the number of-ordinary shares per issue prior to the issue concerned; in determining the-price at which an issued of ordinary shares for cash will be made in terms of-this authority, the maximum discount permitted shall be 10% of the weighted-
average traded price of the ordinary shares on the JSE Limited adjusted for-any dividend declared but not yet paid or for any capitalization award made-to shareholders , over than 30 business days prior to the date that the price-of the issue is determined or agreed by the Directors of the Company; and any-issues of
ordinary shares under this authority shall be made only to a public-shareholder as defined in the JSE Listing Requirements
Non-Voting
O.9
Authorize the Directors of the Company, subject to the provisions of the Companies Act, 1973, as the Companies Act, 2008 and the
listing requirements of the JSE Limited, from time to time, as a general authority and approval: to issue, upon such terms and conditions as the Directors, in their discretion may deem fit, such number of convertible bonds which may be converted into a
maximum, in the aggregate, of 5% of the ordinary shares of ZAR
0.25 each in the issued share capital of CONTD.
		Management	For	For
-
CONTD. the Company from time to time; or authorize to procure the issue by a-wholly-owned subsidiary of the Company, upon
such terms and conditions as the-Directors, in their discretion may deem fit, such number of convertible-bonds, guaranteed by the
Company and which may be converted into a maximum,-in the
aggregate, of 5% of the ordinary shares of ZAR 0.25 each in the issued-share capital of the Company from time to time
Non-Voting
O.10
Approve the Article 73 of the Company's Article of Association, the
remuneration, payable quarterly in arrear, to the Non-Executive
Directors of the Company, be increased with the effect from 01
JUN 2010 on the basis as specified
		Management	For	For
O.11
Approve the remuneration, payable quarterly in arrear, to the Non-
Executive Directors of the Company for serving on Committees of the Board, be increased with the effect from 01 JUN 2010 on the basis as specified
		Management	For	For
O.12
Amend the AngloGold Limited Share Incentive Scheme, as
reflected in the conformed copy thereof tabled at the AGM and initialled by the Chairman of such meeting for the purposes of identification, be approved
		Management	For	For
O.13
Amend the AngloGold Ashanti Limited Long Term Incentive Par
2005, as reflected in the conformed copy thereof tabled at the
AGM and initialed by the Chairman of such meeting for the
purposes of identification, be approved
		Management	For	For
O.14
Amend the AngloGold Ashanti Limited Bonus Share Plan 2005, as
reflected in the conformed copy thereof tabled at the AGM and initialed by the Chairman of such meeting for the purposes of identification, be and they are hereby approved
		Management	For	For
O.15
Authorize the subject to the provisions of the Companies Act,
1973, as amended, the Companies Act, 2008 and the listing
requirements of the JSE Limited, from time to time, 17,000,000 ordinary shares of ZAR 0.25 each in the authorized but unissued share capital of the Company be and they are placed under the control of the Directors as a specific authority and instruction to issue such shares in accordance with the provisions of any
incentive schemes adopted by the Company from time to time,
including but not limited to, the AngloGold Ashanti Share CONTD.
		Management	For	For
-
CONTD. Incentive Scheme, AngloGold Ashanti Limited Long
Term Incentive Plan-2005, and the AngloGold Ashanti Limited
Bonus Share Plan 2005, such specific-and authority and
instruction superseding any prior specific authorities and-
instructions granted to the Directors of the Company to issue shares for the-purposes of any incentive schemes adopted by the
Company
Non-Voting
O.16
Approve the remuneration policy of the Company as set out below as a non-binding advisory vote of shareholders of the Company in terms of the King report on Corporate Governance for South
Africa 2009: the remuneration committee sets and monitors
executive remuneration for the Company; in line with the
executive remuneration policy; this policy has as its objectives to:
attract, award and retain executives of the highest caliber; align
		Management	For	For

the behaviour and performance of executives with the company's strategic goals, in the overall interests of shareholders; ensure the appropriate balance between short, medium, and long-term
rewards and incentives, with the latter being closely linked to structured Company performance targets and strategic objectives that are in place from time to time; and ensure that regional
CONTD.

-
Management is competitively rewarded within a global
remuneration policy,-which recognizes both local and global
market place; the Company aims to be-the leading gold mining
Company in the medium term and the leading mining-Company in the long-term; in order to achieve this, the Company must be in a-
position to attract the best talent available in the industry and its-
remuneration packages must therefore be comparable to those of the leading-mining Companies globally; the remuneration policy is devised to support this-business strategy; in particular the remuneration committee is responsible-for: the remuneration
packages for Executive Directors and other Members of-the
Executive Committee of the Company including, but not limited to, basic-salary, performance based long-term and short-term
CONTD.
Non-Voting
-
CONTD. incentives, pensions, and other benefits; and the design and operation-of the Company's executive share option and other incentive schemes; the-following principles are applied to give effect to the remuneration policy-and to determine executive remuneration: to attract, reward and retain-executives of the highest calibre, executive remuneration is benchmarked-against a comparator group of global and selected South African mining and-multi-national Companies; the most recent benchmarking
exercise conducted by-independent consultants indicates that the total remuneration of the-executive Directors is close to the median of the comparator group, but the-remuneration of the
Executive Vice Presidents  EVPs  lags that of peer group,-specific cash-based retention plans  settled after a three year CONTD.
Non-Voting
-
CONTD. period  have been put in place to address this issue;
however, a-systemic adjustment of the remuneration levels for executives and senior-management is required to ensure that the
Company's remuneration levels are-consistent with global pay levels, and that the Company can complete-effectively in the global market; to ensure the appropriate balance between-short, medium, and long-term incentives, annual remuneration is a
combination-of base pay and short and long-term incentives, with salary comprising about-35%-45% of annual remuneration if the
AngloGold Ashanti Limited Bonus Share-Plan 2005  BSP  and the
AngloGold Ashanti Limited Long Term Incentive Plan-2005,  LTIP
targets are achieved; to align the behaviour and performance of-
executives with the Company's strategic goals, all incentive plans align-performance CONTD.
Non-Voting
-
CONTD. targets with the shareholders interests; the quantum of the short-term-incentive and the related BSP shares are
determined with respect to current-performance, while the vesting of the LTIP award is determined with respect-to Company
performance over the 3 years following the date of grant; during-
2009, the key remuneration decisions taken were as follows: in
2009 the Chief-Executive Officers initial 2 years contract was
Non-Voting

replaced by a contract with a-12 month notice period and his remuneration package was restructured in-accordance with
conditions of employment for permanent employees; the chief-
financial officers offshore payment was increased to cater for tax payable on-this amount from 1 APR 2009;as a result of
benchmarking exercise mentioned-above, adjustments in excess of the South CONTD.

-
CONTD. African inflationary increases were made to close the gap between the-EVP basic salaries and the comparator group
median; the outcome of this-review, as it effects EVP basic
salaries, is explained in the Annual-Financial Statements 2009, a copy of which is available on the company's-website on
www.anglogoldashanti.Com
Non-Voting
S.17
Approve the acquisition in terms of the Companies Act, 1973, as amended, Existing Companies Act , the Companies Act 2008
New Companies  and the listings requirements of the JSE limited by the Company of ordinary shares issued by the Company, and the acquisition in terms of the Companies Act, the new
Companies Act and the listings requirements of the JSE limited, by any of the Company's subsidiaries, from time to time, of
ordinary shares issued by the Company, is hereby approved as a general approval provided that: any such acquisition of shares shall be through the order book operated by the JSE Limited
Trading system and done without any prior understanding or
arrangement between the Company and the Counter party; and/or on the open market of any other stock exchange on which the
shares are listed or may be listed CONTD.
		Management	For	For
-
CONTD. and on which the Company may, subject to the approval of the JSE-Limited and any other stock exchange as necessary, wish to effect such-acquisitions of shares; this approval shall be valid only until the next AGM-of the Company, or for 15 months from the date of this resolution, whichever-period is shorter; an announcement containing details of such acquisitions-will be published as soon as the Company, or the subsidiaries
collectively,-shall have acquired ordinary shares issued by the
Company consisting on a-cumulative basis not less than 3% of the number of ordinary shares in the-Company in issue as at the date of this approval; and an announcement-containing details of such acquisitions will be published in respect of each-subsequent acquisition by either the CONTD.
Non-Voting
-
CONTD. Company or by the subsidiaries collectively, as the case may be, of-ordinary shares issued by the Company, constituting, on a cumulative basis,-not less than 3% of the number of ordinary shares in the Company in issue as-at the date of this approval; the
Company, and its subsidiaries collectively,-shall not in any FY be entitled to acquire ordinary shares issued by the-Company,
constituting, on a cumulative basis, more than 5% of the number of-ordinary shares in the Company in issue as at the date of this approval;-shares issued by the Company may not be acquired at a price greater than 10%-above the weighted average market
price of the Company's shares for the 5-business days
immediately preceding the date of the acquisition
Non-Voting

VEOLIA ENVIRONNEMENT, PARIS
Security	F9686M107	Meeting Type		MIX
Ticker Symbol		Meeting Date		07-May-2010
ISIN	FR0000124141	Agenda		702371965 - Management
Item	Proposal	Type	Vote		For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 683938 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.     The followin-g applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions will-be
forwarded to the Global Custodians that have become Registered
Intermediar-ies, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Gl-obal Custodian will sign the Proxy
Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
Non-Voting
	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLI-CKING ON THE MATERIAL URL LINK: https://balo.journal- officiel.gouv.fr/pdf/2010-/0331/201003311000941.pdf	Non-Voting
o.1	Approve the reports and financial statements for the FY 2009	Management	For		For
o.2	Approve the consolidated financial statements for the FY 2009	Management	For		For
o.3	Approve the expenditures and non tax-deductible expenses pursuant to Article 39-4 of the General Tax Code	Management	For		For
o.4	Approve the allocation of income and date of payment of the dividend	Management	For		For
o.5	Approve the option for the payment of the dividend in shares	Management	For		For
o.6	Approve the regulated agreements and undertakings [out of agreements and undertakings relating to Corporate Officers]	Management	For		For
o.7	Approve the regulated agreements and undertakings [out of Agreements and Undertakings relating to Corporate Officers]	Management	For		For
o.8	Approve the undertaking pursuant to Article L. 225-42-1 of the Commercial Code relating to a Corporate Officer	Management	For		For
o.9	Approve the renewal of Mr. Daniel Bouton's term as a Board Member	Management	For		For
o.10	Approve the renewal of Mr. Jean-Fran ois Dehecq's term as a Board Member	Management	For		For
o.11	Approve the renewal of Mr. Paul-Louis Girardot's term as a Board Member	Management	For		For
o.12	Ratify the co-optation of Mrs. Esther Koplowitz as a Board Member and renewal of her term as a Board Member	Management	For		For
o.13	Approve the renewal of Mr. Serge Michel's term as a Board Member	Management	For		For
o.14	Approve the renewal of Mr. Georges Ralli's term as a Board Member	Management	For		For
o.15	Appointment of Groupe Industriel Marcel Dassault as a Board Member	Management	For		For
o.16	Appointment of Mr. Antoine Frerot as a Board Member	Management	For		For
o.17	Authorize the Board of Directors to operate on the shares of the Company	Management	For		For
e.18
Authorize the Board of Directors to decide on the share capital increase by issuing shares and/or securities, with preferential subscription rights,  giving access to the capital of the Company and/or issuance of securities  entitling to the allotment of debt securities
		Management	For		For
e.19
Authorize the Board of Directors to decide on the share capital increase by issuing shares and/or securities, without preferential subscription rights, giving access to the capital of the Company and/or issuance of securities  entitling to the allotment of debt securities by way of public offer
		Management	For		For
e.20
Authorize the Board of Directors to decide on the share capital increase by issuing shares and/or securities, without preferential subscription rights, giving access to the capital of the Company and/or issuance of securities entitling to the allotment of debt securities by private investment pursuant to Article L.411-2,II of the Monetary and Financial Code
		Management	For		For
e.21
Approve the possibility to issue shares or securities giving access, without preferential subscription rights, as remuneration for the contribution in  kind concerning the equity securities or securities giving access to the  capital
		Management	For		For
e.22	Authorize the Board of Directors to decide on the share capital increase by incorporation of premiums, reserves, profits or others	Management	For		For
e.23	Authorize the Board of Directors to increase the number of securities to be issued in the event of capital increase with or without preferential subscription rights	Management	For		For
e.24
Authorize the Board of Directors to decide on the share capital increase by issuing shares or securities giving access to the capital reserved to the  Members of Saving Plans with cancellation of preferential subscription rights in favor of the latter
		Management	For		For
e.25	Authorize the Board of Directors to increase the share capital with cancellation of preferential subscription rights of the shareholders in favor of a category of beneficiaries	Management	For		For
e.26
Authorize the Board of Directors to grant options to subscribe or purchase shares benefiting on the one hand, employees of the
Company and on the other hand employees and Corporate
Officers of Companies or groups associated to the Company in accordance with Article L. 225-180 of the Commercial Code
		Management	For		For
e.27	Authorize the Board of Directors to reduce the share capital by cancellation of treasury shares	Management	For		For
e.28
Authorize the Board of Directors to decide, during a period of public offer, on the issuance of warrants to subscribe on
preferential terms, to shares of the Company, including free allocation to all the shareholders of the Company
		Management	For		For
e.29	Approve the ability for the Board of Directors to appoint censors and to carry out consequential amendment of the statutes	Management	For		For
o.e30	Grant powers to accomplish the formalities	Management	For		For
o.31	Appoint Qatari Diar Real estate Investment Company as the Board Member	Management	For		For

CENTRICA PLC, WINDSOR BERKSHIRE
Security	G2018Z143	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		10-May-2010
ISIN	GB00B033F229	Agenda		702311971 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the report and accounts	Management	For	For
2	Approve the remuneration report	Management	For	For
3	Declare a final dividend	Management	For	For
4	Re-appoint Roger Carr	Management	For	For
5	Re-appoint Helen Alexander	Management	For	For
6	Re-appoint Phil Bentley	Management	For	For
7	Re-appoint Nick Luff	Management	For	For
8	Re-appoint Chris Weston	Management	For	For
9	Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company, to hold office until the conclusion of the next general meeting at which accounts are laid	Management	For	For
10	Authorize the Directors to determine the Auditors remuneration	Management	For	For
11	Grant authority for political donations and political expenditure in the European Union	Management	For	For
12	Grant authority to allot shares	Management	For	For
S.13	Grant authority to disapply pre emption rights	Management	For	For
S.14	Grant authority to purchase own shares	Management	For	For
S.15	Adopt the new Articles of Association	Management	For	For
S.16	Approve the notice of general meetings	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF AUDITOR NAME IN RESOLUTI-ON 9. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY-FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

GPT GROUP
Security	Q4252X106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		10-May-2010
ISIN	AU000000GPT8	Agenda		702363487 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
VOTING EXCLUSIONS APPLY TO THIS MEETING FOR
PROPOSAL 11 AND VOTES CAST BY ANY-INDIVIDUAL OR
RELATED PARTY WHO BENEFIT FROM THE PASSING OF
THE PROPOSAL WILL-BE DISREGARDED. HENCE, IF YOU
HAVE OBTAINED BENEFIT OR DO EXPECT TO OBTAIN-
FUTURE BENEFIT YOU SHOULD NOT VOTE (OR VOTE
"ABSTAIN") FOR THE RELEVANT-PROPOSAL ITEM.
Non-Voting
-	To receive the Directors' report and financial statements for the YE 31 DEC-2009 together with the Auditor's report	Non-Voting
1	Re-elect Ms. Anne McDonald as a Director of the Company, who retires in accordance with rule 49 of the Company's Constitution	Management	For	For
2	Election of Mr. Rob Ferguson as a Director of the Company	Management	For	For
3	Election of Mr. Brendan Crotty as a Director of the Company	Management	For	For
4	Election of Dr. Eileen Doyle as a Director of the Company	Management	For	For
5	Adopt the remuneration report for the YE 31 DEC 2009	Management	For	For
S.6	Approve the amendments to the Constitution as set out in the Explanatory Memorandum to this notice of the meeting	Management	For	For
S.7	Approve the amendments to the Trust Deed as set out in the Explanatory Memorandum to this notice of the meeting	Management	For	For
8
Approve, subject to Unitholders passing Resolution 9 below, for the purposes of Section 254H of the Corporations Act and for all other purposes, to consolidate the issued capital of the Company on the basis that every 5 shares be consolidated into 1 share, and authorize the Directors of the Company, where this consolidation results in a fraction of a share being held by a shareholder, under
Rule 32 of the Constitution, to round that fraction up to the nearest whole share (subject to the Board's discretions in Rule 32), with the consolidation taking effect on 19 MAY 2010
		Management	For	For
9
Approve, subject to Securityholders passing Resolution 8 above, for the purposes of Clause 3.2 of the Trust Deed and for all other purposes, that GPT RE Limited shall consolidate the issued units of the Trust pursuant to Clause 3.2 of the Trust Deed on the basis that every 5 units be consolidated into 1 unit, and authorize GPT
RE Limited, where this consolidation results in a fraction of a unit being held by a unitholder, under Clause 3.2 of the Trust Deed, to round that fraction up to the nearest whole unit if the Board of
GPT also determines to round up the shares in the Company
which are held by that unitholder in its capacity as a shareholder, with the consolidation taking effect on 19 MAY 2010
		Management	For	For
10	Approve and adopt the GPT Group Stapled Security Rights Plan (the Plan), as amended in the manner described in the Explanatory Memorandum to this Notice of Meeting	Management	For	For
11
Authorize the Company to grant to the Company's Chief Executive
Officer and Managing Director, Mr. Michael Cameron,
Performance Rights under the GPT Group Stapled Security Rights
Plan on the terms set out in the Explanatory Memorandum to the notice of the meeting
		Management	For	For
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO REMOVAL
OF RECORD DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

K+S AKTIENGESELLSCHAFT, S AKTIENGESELLSCHAFT
Security		D48164103	Meeting Type		Annual General Meeting
Ticker Symbol			Meeting Date		11-May-2010
ISIN		DE0007162000	Agenda		702311515 - Management
Item	Proposal		Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS 20 APR 2010, WHEREAS-THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
GE-RMAN LAW. THANK YOU
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY wit-h the report of the Supervisory Board, the group financial statements, the gro-up annual report, and the reports pursuant to Sections 289(4) and 315(4) of th-e German
Commercial code
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
46,149,746.16 as follows: payment of a dividend of EUR 0.20 per no-par share EUR 7,869,746.16 shall be carried forward ex-
dividend and payable date: 12 MAY 2010
			Management	For	For
3.	Approval of the remuneration system for Members of the Board of Managing Director's		Management	For	For
4.	Ratification of the acts of the Board of Managing Directors		Management	For	For
5.	Ratification of the acts of the Supervisory Board		Management	For	For
6.	Election of George Cardona to the Supervisory Board		Management	For	For
7.	Appointment of the Auditors for the 2010 FY: Deloitte + Touche GMBH, Hanover		Management	For	For
8.
Resolution on the authorization to issue convertible and/or warrant bonds, the creation of contingent capital and the corresponding amendment to the Articles of Association the existing
authorization approved by the shareholders' meeting of 10 MAY
2006, to issue convertible and/or warrant bonds and the creation of contingent capital shall be revoked; the board of Managing
Directors shall be authorized, with the consent of the Supervisory
Board, to issue registered and/or bearer bonds of up to EUR
1,500,000,000 conferring convertible and/or option rights for shares of the Company, on or before 10 MAY 2015; shareholders shall be granted subscription rights except for the issue of bonds conferring convertible and/or option rights for shares of the
Company of up to 10% of the share capital at a price not
			Management	For	For

materially below their theoretical market value, for the granting of such rights to holders of convertible and/or option rights, for residual amounts, and for the issue of bonds for acquisition purposes; the Company's share capital shall be increased
accordingly by up to EUR 19,140,000 through the issue of up to
19,140,000 new no-par shares, insofar as convertible and/or
option rights are exercised [contingent capital]

9.
Resolution on the creation of new authorized capital and
amendments to the Articles of Association the existing
authorization in item 8 approved by the shareholders' meeting of
10 MAY 2006, shall be revoked; the Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to increase the share capital by up to EUR 57,420,000 through the issue of new bearer no-par shares against contributions in cash and/or kind, for a period of 5 years, on or before 10 MAY 2015;
shareholders' subscription rights may be excluded if the shares are issued at a price not materially below the market price of identical shares, and for residual amounts
			Management	For	For
10.
Resolution on the authorization to acquire own shares the
Company shall be authorized to acquire own shares of up to 10%
of its share capital, at a price not differing more than 10% from the market price of the shares, on or before 10 MAY 2015; the Board of Managing Directors shall be authorized to sell the shares on the stock exchange or by a rights offering, to dispose of the shares in a manner other than the stock exchange or an offer to all
shareholders if the shares are sold at a price not materially below their market price, to use the shares for acquisition purposes or for satisfying option and convertible rights, and to retire the shares
			Management	For	For

ESSILOR INTL-CIE GLE OPTIQUE
Security	F31668100	Meeting Type		MIX
Ticker Symbol		Meeting Date		11-May-2010
ISIN	FR0000121667	Agenda		702314131 - Management
Item	Proposal	Type	Vote		For/Against Management
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-
French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions. The following ap-plies to Non-
Resident Shareowners: Proxy Cards: Voting instructions will be fo-
rwarded to the Global Custodians that have become Registered
Intermediaries, o-n the Vote Deadline Date. In capacity as
Registered Intermediary, the Global C-ustodian will sign the Proxy
Card and forward to the local custodian. If you a-re unsure
whether your Global Custodian acts as Registered Intermediary, pleas-e contact your representative
Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLIC-KING ON THE MATERIAL URL LINK: https://balo.journal- officiel.gouv.fr/pdf/2010/-0324/201003241000817.pdf	Non-Voting
O.1	Approve the Company's accounts for the YE 31 DEC 2009	Management	For		For
O.2	Approve the consolidated accounts for the YE 31 DEC 2009	Management	For		For
O.3	Approve the allocation of the profit and setting of the dividend	Management	For		For
O.4	Approve the agreement regulated under Article L. 225-38 of the Code de Commerce - Compensation for breaking Mr. Sagnieres' contract	Management	For		For
O.5	Approve the agreement regulated under Article L. 225-38 of the Code de Commerce	Management	For		For
O.6	Ratify the co-opting of a Director - Mr. Yi He	Management	For		For
O.7	Approve the renewal of a Director's appointment - Mr. Xavier Fontanet	Management	For		For
O.8	Approve the renewal of a Director's appointment - Mr. Yves Chevillotte	Management	For		For
O.9	Approve the renewal of a Director's appointment - Mr. Yves Gillet	Management	For		For
0.10	Approve the nomination of a new Director - Mrs. Mireille Faugere	Management	For		For
O.11	Approve the Directors' attendance fees	Management	For		For
O.12	Approve the redemption of the Company's shares	Management	For		For
E.13	Authorize the Board of Directors to reduce the authorized capital by cancelling the Company's shares	Management	For		For
E.14	Authorize the Board of Directors to increase the authorized capital by issuing shares reserved for members of a corporate Personal Equity Plan	Management	For		For
E.15	Authorize the Board of Directors to grant share subscription options as specified	Management	For		For
e.16	Grant authority to award free shares - referred to as Company performance - to employees and to Executive Directors of Essilor International and affiliated Companies	Management	For		For
e.17	Approve the overall cap on the authorizations to grant share subscription options and to award shares in the Company	Management	For		For
e.18
Authorize the Board of Directors for the purpose of issuing
transferable securities giving access immediately or at some future date to the authorized capital, with the preferential right of subscription maintained
		Management	For		For
e.19	Approve the option to increase the amount of an issue if it is oversubscribed	Management	For		For
e.20
Authorize the Board of Directors for the purpose of issuing
transferable securities in the form of debt securities giving access on maturity to equity security, with the preferential right of subscription cancelled, but with a priority subscription period
		Management	For		For
e.21	Approve the option to increase the amount of an issue if it is oversubscribed	Management	For		For
e.22	Authorize the Board of Directors to increase the authorized capital by incorporation of reserves, profits, bonuses or other funds whose capitalization is admissible	Management	For		For
e.23	Approve the option to issue shares without exercising a preferential right of subscription in order to pay for one or more contributions in kind	Management	For		For
e.24	Authorize the Board of Directors to issue share subscription warrants to be awarded free to shareholders in the event of a public offer of equity in the Company	Management	For		For
e.25	Amend the Article 12 of the Articles of Association: Board of Directors - 1. Composition	Management	For		For
e.26	Approve the Harmonising of Articles 12 and 14 of the Articles of Association, which are redundant concerning the terms of office of the Directors	Management	For		For
e.27	Amend the Article 24 of the Articles of Association: Holding meetings 3. Quorum - Vote [Extract]	Management	For		For
e.28	Authorize the powers for formalities	Management	For		For

HOCHTIEF AG, ESSEN
Security	D33134103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		11-May-2010
ISIN	DE0006070006	Agenda		702321720 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS 20 APR 2010 , WHEREA-S THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. TH-IS IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
G-ERMAN LAW. THANK YOU
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY wit-h the report of the supervisory Board, the group financial statements and grou-p annual report as well as the report by the Board of mds pursuant to sections-289(4) and 315(4) of the
German Commercial Code
Non-Voting
2.
Resolution on the appropriation of the distributable profit of eur
105,000,000 as follows: payment of a dividend of EUR 1.50 per share EUR 5,183,527.50 shall be carried forward ex-dividend and payable date 12 MAY 2010
		Management	For	For
3.	Ratification of the acts of the Board Managing Directors	Management	For	For
4.	Ratification of the acts of the Supervisory Board	Management	For	For
5.	Approval of the compensation system for the Board of Managing Directors, set forth in detail in the Company's Corporate Governance report	Management	For	For
6.	Appointment of the Auditors for the 2010 FY: Deloitte + Touche GMBH, Munich	Management	For	For
7.
Authorization to acquire own shares the Company shall be
authorized to acquire own shares of up to 10% of its share capital, at prices not deviating more than 10% from their market price, on or before 10 NOV 2010
		Management	For	For
8.
Resolution on the authorization to issue warrant, convertible or income bonds, or profit-sharing rights, the creation of contingent capital, and the corresponding amendments to the Articles of
Association the Board of Managing Director's shall be authorized, with the consent of the Supervisory Board, to issue bonds and/or profit-sharing rights of up to EUR 1,000,000,000, possibly
conferring a conversion or option right for new shares of the
Company, on or before 10 MAY 10 2015, shareholders shall be
granted subscription rights, except for residual amounts, for the
		Management	For	For

granting of such rights to holders of conversion or option rights, for the issue of bonds at a price not materially below their theoretical market value, and for the issue of profit-sharing rights or income bonds with debenture like features, the share capital shall be increased accordingly by up to EUR 44,800,000 through the issue of up to 17,500,000 new bearer shares, insofar as conversion or option rights are exercised

9.
Resolution on the renewal of the authorized capital, and the corresponding amendments to the Articles of Association the
authorized capital i shall be revoked, the Board of Managing
Director's shall be authorized, with the consent of the Supervisory
Board, to increase the share capital by up to EUR 53,760,000 through the issue of new bearer shares against payment in cash and/or kind, on or before 10 MAY 2015 [new authorized capital shareholders shall be granted subscription rights, except for the issue of shares at a price not materially below their market price, for the issue of shares against payment in kind, for residual amounts, and to grant such rights to holders of option or
conversion rights
		Management	For	For
10.
Approval of the profit transfer agreements with the Company's wholly owned subsidiaries HOCHTIEF Projektentwicklung Gmbh,
Deutsche Bau-Und Siedlungs-GmbH, Eurafrica Bau-GmbH, and
HOCHTIEF Corporate Space Management GmbH
		Management	For	For
11.	Approval of the control and profit transfer agreement with the Company's wholly owned subsidiary HOCHTIEF Construction GmbH	Management	For	For
12.	Approval of the control agreement with the Company's wholly owned subsidiary HOCHTIEF Concessions AG	Management	For	For
13.
Amendments to the Articles of Association in connection with the shareholder rights Directive Implementation Law (ARUG) Section
20 shall be amended in respect of the shareholders' meeting
being called within the statutory period, and of shareholders receiving information by electronic means, Section 21 shall be revised in respect of attendance at shareholders' meetings being contingent upon registration with the Company at least 6 days in advance and provision of proof of shareholding as per the 21st day prior to the meeting, and in respect of the permissibility of online participation and absentee voting, Section 23 shall be amended in respect of the facilitation of proxy voting
		Management	For	For
14.	Election of Manfred Wennemer to the Supervisory Board	Management	For	For

UNILEVER N V
Security	N8981F271	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		11-May-2010
ISIN	NL0000009355	Agenda		702335046 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Consideration of the annual report for the 2009 financial year submitted by th-e Board of Directors, including the Dutch
Corporate Governance Code and the Di-rectors' remuneration
report of the Remuneration Committee; consideration of t-he way in which Unilever applies the Dutch Corporate Governance Code
Non-Voting
2
Adoption of the Annual Accounts and appropriation of the profit for the 2009 financial year: it is proposed that: (i) the annual accounts for the 2009 financial year drawn up by the Board of Directors be adopted; and (ii) the profit for the 2009 financial year be
appropriated for addition to the balance sheet item "Profit
retained" EUR 1,287,000,000
		Management	For	For
3	Discharge of Executive Directors: it is proposed that the Executive Directors in office in the 2009 financial year be discharged for the fulfillment of their task in the 2009 financial year	Management	For	For
4	Discharge of Non-Executive Directors: it is proposed that the Non- Executive Directors in office in the 2009 financial year be discharged for the fulfillment of their task in the 2009 financial year	Management	For	For
5	To re-appoint Mr. P G J M Polman as an Executive Director	Management	For	For
6	To appoint Mr. R J-M S Huet as an Executive Director	Management	For	For
7	To re-appoint Professor L O Fresco as a Non-Executive Director	Management	For	For
8	To re-appoint Ms. A M Fudge as a Non-Executive Director	Management	For	For
9	To re-appoint Mr. C E Golden as a Non-Executive Director	Management	For	For
10	To re-appoint Dr. B E Grote as a Non-Executive Director	Management	For	For
11	To re-appoint Ms. H Nyasulu as a Non-Executive Director	Management	For	For
12	To re-appoint Mr. K J Storm as a Non-Executive Director	Management	For	For
13	To re-appoint Mr. M Treschow as a Non-Executive Director	Management	For	For
14	To re-appoint Mr. J van der Veer as a Non-Executive Director	Management	For	For
15	To re-appoint Mr. P Walsh as a Non-Executive Director	Management	For	For
16	To appoint The Rt Hon Sir Malcolm Rifkind MP as a Non- Executive Director	Management	For	For
17	To approve the Management Co-Investment Plan	Management	For	For
18	To approve the amendment to the performance conditions of the annual bonus for Executive Directors	Management	For	For
19	To approve the amendments to the performance conditions of the long-term incentive arrangements	Management	For	For
20
It is proposed by the Board of Directors that: (i) the Articles of
Association of the Company be amended and the Company's
capital be reduced in conformity with the draft prepared by De
Brauw Blackstone Westbroek N.V., dated 31 March 2010; and (ii)
in connection with this amendment of the Articles of Association, any and all Directors of the Company, any and all Company
Secretaries and Deputy Secretaries and any and all lawyers
practicing with De Brauw Blackstone Westbroek N.V. be
authorized to apply for the required ministerial declaration of no-
objection and to execute the notarial deed of amendment to the
Articles of Association
		Management	For	For
21
The Board of Directors be authorized, in accordance with Article
98 of Book 2 of the Netherlands Civil Code, for the period running from 11 May 2010 until 11 November 2011 to cause the Company to purchase, either through purchase on a stock exchange or
otherwise, any and all of its own 6% cumulative preference shares and 7% cumulative preference shares (and depositary receipt
thereof) on the following terms: (i) the purchase price, excluding expenses and interest, for each 6% cumulative preference share
(each in the form of one share or ten sub-shares) is not lower than
EUR 0.01 (one eurocent) and not higher than EUR 575.50 plus a compensation for accrued dividend (in relation to the relevant financial year) until the date of repurchase; and (ii) the purchase price, excluding expenses and interest, for each 7% cumulative preference share (each in the form of one share or ten sub-shares or depositary receipts thereof) is not lower than EUR 0.01 (one eurocent) and not higher than EUR 671.40 plus a compensation

		Management	For	For
22
To authorize the Board of Directors, in accordance with Article 98 of Book 2 of the Netherlands Civil Code, for the period running from 11 May 2010 until 11 November 2011 to cause the Company to purchase, either through purchase on a stock exchange or
otherwise, its own ordinary shares or depositary receipts thereof with a maximum of 10% of the issued share capital as shown in the annual accounts for the financial year 2009 at a purchase price per share or depositary receipt thereof, excluding expenses, not lower than EUR 0.01 (one eurocent) and not higher than 10%
above the average of the closing price of the shares on the NYSE
Euronext stock exchange in Amsterdam for the five business days before the day on which the purchase is made
		Management	For	For
23
To reduce the issued share capital through cancellation of
ordinary shares and depositary receipts thereof; the purpose of the reduction is to create flexibility with respect to the Company's capital structure; it is restricted to a maximum of 10% of the issued share capital as shown in the annual accounts for the financial year 2009; only ordinary shares held by the Company or for which the Company holds depositary receipts may be cancelled; shares that the Company holds in treasury for hedging share (option)
plans will not be cancelled; the number of shares that will be cancelled following this resolution will be determined by the Board of Directors; each time the amount of the capital reduction will be stated in the resolution of the Board of Directors that shall be filed at the Chamber of Commerce in Rotterdam
		Management	For	For
24
Renewal of this authority is sought at the AGM each year; it is proposed to designate the Board of Directors as the Company
Body, in accordance with Articles 96 and 96a of Book 2 of the
Netherlands Civil Code to resolve to issue, or to grant rights to subscribe for, shares not yet issued and to restrict or exclude the statutory pre-emption rights that accrue to shareholders upon issue of shares, on the understanding that this authority is limited to 10% of the issued share capital of the Company, plus an
additional 10% of the issued share capital of the Company in connection with or on the occasion of mergers and acquisitions;
there is no current intention to use this authority; the authority sought from the AGM is for the period running from 11 May 2010 until 11 November 2011
		Management	For	For
25
Pursuant to Article 34, paragraph 3, of the Articles of Association,
Auditors charged with the auditing of the annual accounts for the current financial year are to be appointed each year; it is proposed that, in accordance with Article 393 of Book 2 of the Netherlands
Civil Code, PricewaterhouseCoopers Accountants N.V. be
appointed to audit the annual accounts for the 2010 financial year
		Management	For	For
26	Questions and close of Meeting	Non-Voting
	PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING AT THIS GENERAL MEETING ARE RE-LAXED AS THERE IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED WITH THIS M-EETING. THANK YOU.	Non-Voting

YARA INTERNATIONAL ASA, OSLO
Security	R9900C106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		11-May-2010
ISIN	NO0010208051	Agenda		702358082 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
1	Election of the Chairperson of the meeting and of a person to co- sign the	Management	For	For
2	Approve the annual accounts and the annual report for 2009 for Yara International Asa and the Group, hereunder payment of dividends	Management	For	For
3	Approve the guidelines for the remuneration of the members of the Executive Management	Management	For	For
4	Approve to determination of remuneration to the Auditor	Management	For	For
5	Election of members of the Board	Management	For	For
6	Approve to determine the remuneration to the members of the Board, members of the Compensation Committee and the Auditor Committee	Management	For	For
7	Re-elect for a period of 2 years of Eva Lystad a Chairperson and Bjorg Ven, Thorunn Kathrine Bakke and Olaug Svarva as the Members of the Nomination Committee and determination of the	Management	For	For
8	Amend the Articles of Association regarding documents to the general meeting	Management	For	For
9	Approve the power of attorney from the general meeting to the Board for acquisition of own shares	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF DIRECTOR NAMES. IF YOU H-AVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YO-U DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

CAPITA GROUP
Security	G1846J115	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		11-May-2010
ISIN	GB00B23K0M20	Agenda		702369871 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2009	Management	For	For
2	Approve the Directors' remuneration report for the YE 31 DEC 2009	Management	For	For
3	Declare a final dividend of 11.2p per ordinary share	Management	For	For
4	Re-elect Paul Pindar as a Director	Management	For	For
5	Re-elect Simon Pilling as a Director	Management	For	For
6	Re-elect Bill Grimsey as a Director	Management	For	For
7	Re-appoint Ernst & Young LLP as the Auditors of the Company	Management	For	For
8	Authorize the Directors to fix the remuneration of Ernst & Young LLP	Management	For	For
9
Authorize the Directors, pursuant to Section 551 of the Companies
Act 2006, to allot relevant securities  Allotment Rights ; up to an aggregate nominal amount of GBP 4,249,438.17;  Authority
expires at earlier the conclusion of the next AGM of the Company or 10 NOV 2011 ; and the Directors shall entitled to allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
		Management	For	For
S.10
Authorize the Directors, subject to the passing of Resolution 9 and pursuant to Section 570 of the 2006 Act, to allot equity securities
Section 560  for cash, pursuant to the authority conferred by
Resolution 9, disapplying the statutory pre-emption rights  Section
561 , provided that this power is limited to the allotment of equity securities: a) in connection with a rights issue, open offer or other offer of securities in favor of ordinary shareholders; b) up to an aggregate nominal amount of GBP 643,854.25; Authority shall
expire upon the expiry of the general authority conferred by
Resolution 9 ; and the Directors shall be entitled to allot equity securities pursuant to any such offer or agreement as if the power conferred hereby not expired
		Management	For	For
S.11	Approve the general meeting of the Company that is not AGM may be called by not less than 14 clear days' notice	Management	For	For
S.12
Authorize the Company, pursuant to Section 701 of the
Companies Act 2006, to make market purchases  Section 693 of the Act  of up to 62,298,429 ordinary shares, at a minimum price which is the nominal value of such share; and a maximum price which may be paid for such a share is the maximum price
permitted under the Financial Services Authority's Listing rules or in case of a tender offer, 5% of the average middle market
quotations for such shares derived from the London Stock
Exchange Daily Official List, over the previous 5 business days immediately preceding the date on which the terms of the tender offer are announced;  Authority expires the earlier of the
conclusion of the next AGM of the Company or 10 NOV 2011 ;
Contd.
		Management	For	For
CONT
Contd. and the Company, before the expiry, may make a contract to purchase-ordinary shares which will or may be executed wholly or partly after such-expiry; and all shares purchased pursuant to the authority conferred by this-resolution 11 shall be cancelled immediately on completion of the purchase or-held in treasury
Non-Voting
13
Approve and adopt the rules of the Capita Group Plc SAYE Plan the SAYE Plan , the principal terms as specified and authorize the
Directors of the Company to make such amendments to the SAYE
Plan as may be necessary to obtain HMRC, to the SAYE Plan and to do all things necessary to carry the SAYE Plan into effect; and
authorize the Directors of the Company to establish further plans based on the SAYE Plan but modified to take account of local tax, exchange control or securities Laws in any overseas jurisdiction provided that the shares made available under the SAYE Plan are treated as counting towards the limits on participation in the SAYE
Plan
		Management	For	For
14
Approve and adopt the rules of the Capita Group Plc 2010
Deferred Annual Bonus Plan  the DAB Plan , the principal terms as specified and authorize the Directors of the Company to do or procure to be done all such acts and things as they, in their absolute discretion may consider necessary or desirable to
implement the DAB Plan in accordance with its terms; and
authorize the Directors of the Company to establish further plans based on the DAB Plan but modified to take account of local tax, exchange control or securities Laws in any overseas jurisdiction provided that the shares made available under such further Plans are treated as counting towards the limits on participation in the
DAB Plan
		Management	For	For

GOME ELECTRICAL APPLIANCES HOLDING LTD
Security	G3978C124	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		11-May-2010
ISIN	BMG3978C1249	Agenda		702376206 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS NUMBERS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100412/LTN2 0100412017.pdf	Non-Voting
1	Receive and adopt the audited financial statements and the reports of the Directors and Auditors for the YE 31 DEC 2009	Management	For	For
2.a	Re-elect Mr. Ng Kin Wah as an Executive Director of the Company	Management	For	For
2.b	Re-elect Mr. Zhu Jia as a Non-Executive Director of the Company	Management	For	For
2.c	Re-elect Mr. Ian Andrew Reynolds as a Non-Executive Director of the Company	Management	For	For
2.d	Re-elect Ms. Wang Li Hong as a Non-Executive Director of the Company	Management	For	For
2.e	Re-elect Mr. Sze Tsai Ping, Michael as an Independent Non- Executive Director of the Company	Management	For	For
2.f	Re-elect Mr. Chan Yuk Sang as an Independent Non-Executive Director of the Company	Management	For	For
2.g	Authorize the Board of Directors of the Company to fix the Directors' remuneration	Management	For	For
3	Re-appoint Ernst & Young as the Auditors of the Company and authorize the Board of Directors of the Company to fix their remuneration	Management	For	For
4	Authorize the Directors of the Company the to allot, issue and deal with the Company's shares	Management	For	For
5	Authorize the Directors of the Company to repurchase the Company's shares	Management	For	For
6	Authorize the Directors of the Company to allot, issue and deal with the Company's shares, pursuant to resolution no. 4 by the number of shares repurchased	Management	For	For
0	Any other business	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN RECORD DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DE-CIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

SKANDINAVISKA ENSKILDA BANKEN, STOCKHOLM
Security	W25381141	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		11-May-2010
ISIN	SE0000148884	Agenda		702393884 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID VO-TE OPTION. THANK YOU	Non-Voting

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID  657290 DUE TO CHANGE IN V-OTING STATUS. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED A-ND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1	Opening of the meeting	Non-Voting
2	Election of Sven Unger, Member of the Swedish Bar Association, as a Chairman	Non-Voting
3	Preparation and approval of the voting list	Non-Voting
4	Approval of the agenda	Non-Voting
5	Election of one or two persons to check the minutes of the meeting together wi-th the Chairman	Non-Voting
6	Determination of whether the meeting has been duly convened	Non-Voting
7	Presentation of the annual report and the Auditor's report as well as the cons-olidated accounts and Auditors report on the consolidated accounts	Non-Voting
8	The President's speech	Non-Voting
9	Adopt the profit and loss account and balance sheet as well as the consolidated profit and loss account and consolidated balance sheet	Management	For	For
10
Approve a dividend of SEK 1 per share and Monday 17 MAY 2010 as record date for the dividend, if the meeting decides according to the proposal, the dividend is expected to be distributed by
Euroclear on Thursday 20 MAY 2010
		Management	For	For
11	Grant discharge from liability of the Members of the Board of Directors and the President	Management	For	For
12	Approve the information concerning the work of the Nomination Committee	Management	For	For
13	Approve to determine the number of Directors to be elected by the meeting be set at 11	Management	For	For
14
Approve an unchanged Directors' fee of SEK 7,587,500 to be
distributed as follows: SEK 2,062,500 to the Chairman of the
Board of Directors, SEK 3,525,000 to other Directors elected by the AGM who are not employed in the Bank to be distributed with
SEK 450,000 each to the Vice Chairman and SEK 375,000 to
other Directors, and SEK 2,000,000 for committee work to be
distributed as follows: Risk & Capital Committee, Chairman SEK
510,000, other member SEK 325,000, Audit & Compliance
Committee, Chairman SEK 387,500, other member SEK 195,000
and Remuneration & Human Resources Committee, Chairman
SEK 387,500, other member SEK 195,000; no fee for Committee
work is distributed to the Chairman of the Board and employees in the Bank; Auditors' fee payable according to approved invoice
		Management	For	For
15
Re-elect Annika Falkengren, Urban Jansson,Tuve Johannesson,
Christine Novakovic, Jesper Oresen, Carl Wilhelm Ros, Jacob
Wallenberg and Marcus Wallenberg and election of Birgitta
Kantola and Signhild Arnegard Hansen as the Directors and
Marcus Wallenberg as the Chairman of the Board of Directors
		Management	For	For
16	Approve the decision on a Nomination Committee	Management	For	For
17	Approve the specified guidelines for salary and other remuneration for the President and Members of Group Executive Committee	Management	For	For
18A	Approve the Share Savings Programme 2010	Management	For	For
18B	Approve the Performance Share Programme 2010	Management	For	For
18C	Approve the Share Matching Programme 2010	Management	For	For
19A
Approve to allow the Bank to purchase shares in the Bank in its securities business on a regular basis during the time up to and including the 2011 AGM in accordance with Chapter 7, Section 6 of the Securities Markets Act lagen 2007: 528 om
vardepappersmarknaden up to a number not exceeding 3% of the total number of shares issued at each time in the Bank; the price of the shares purchased shall be the market price prevailing at the time of acquisition
		Management	For	For
19B
Authorize the Board of Directors to decide on the acquisition and sale on the stock exchange of the Bank's own Class A-shares for the year 2010 and previous years' long term equity based
programmes up to a number of 39,100,000 shares; the
authorization may be utilized on one or more occasions; however not longer than until the 2011 AGM; acquisition and sale of shares may only take place at a price within the price interval at any time recorded on the stock exchange, and this shall refer to the internal between the highest buying price and the lowest selling price
		Management	For	For
19C
Approve to resolve that a maximum number of the acquired Class
A-shares in the Bank, corresponding to the number of
performance shares and shares respectively under the 2010 three long term equity based programmes, including compensation for dividends, may be sold/transferred to the participants under the programmes who are entitled to acquire/receive shares; each and every participant has the right to acquire/receive a maximum of the number of shares that follows from the terms and conditions of the programmes respectively; the right may be exercised in the periods established under the programmes
		Management	For	For
19D	Authorize the Board to decide on the acquisition and sale of the Bank's own Class A-shares and/or Class C-shares, mainly on the specified conditions	Management	For	For
20
Amend Section 8 of the Articles of Association to comply with new requirements on notice to general meetings of shareholders in the
Swedish Companies Act expected to come into force before the
AGM in 2011
		Management	For	For
21	Approve the appointment of Auditors of foundations that have delegated their business to the bank	Management	For	For
22	Closing of the AGM	Non-Voting

DENWAY MTRS LTD
Security	Y2032Y106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		11-May-2010
ISIN	HK0203009524	Agenda		702394583 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 670252 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1.	Receive the Audited financial statements and the report of the Directors and the Independent Auditor's report for the YE 31 DEC 2009	Management	For	For
2.	Declare a final dividend	Management	For	For
3.i	Re-elect Mr. Zhang Fangyou as the Director	Management	For	For
3.ii	Re-elect Mr. LI Tun as the Director	Management	For	For
3.iii	Re-elect Mr. FU Shoujie as the Director	Management	For	For
3.iv	Re-elect Mr. Lee Ka Lun as the Director	Management	For	For
3.v	Authorize the Board of Directors to fix the remuneration of the Directors	Management	For	For
4	Re-appoint Auditor and authorize the Board of Directors to fix the remuneration	Management	For	For
5.
Authorize the Directors of the Company, subject to paragraph (ii)
during the Relevant Period [as specified] to repurchase shares in the capital of the Company on the Stock Exchange of Hong Kong
Limited or on any other Stock Exchange on which the shares of the Company may be listed and recognized by the Securities and
Futures Commission and the Stock Exchange for this purpose,
subject to and in accordance with all applicable laws and the requirements of the Rules Governing the Listing of Securities on
the Stock Exchange or of any other stock exchange as amended from time to time; the aggregate nominal amount of shares of the
Company to be repurchased by the Company pursuant to the
approval in paragraph [i] of this Resolution shall not exceed 10%
of the aggregate nominal amount of the issued share capital of the
Company at the date of the passing of this resolution and the said approval shall be limited accordingly; [Authority expires at the conclusion of the next AGM of the Company or the expiration of the per
		Management	For	For
6.
Authorize the Directors of the Company, subject to paragraph [iii]
during or after the relevant period as specified to allot, issue and deal with additional shares in the capital of the Company and to make and grant offers, agreements and options [including
warrants, bonds, debentures, notes and other securities which carry rights to subscribe for or are convertible into shares of the
Company] which would or might require shares to be allotted be and is hereby generally and unconditionally approved; the
aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted [whether pursuant to
		Management	For	For

an option or otherwise] by the directors of the Company pursuant to the approval in paragraph [i] of this Resolution, otherwise than pursuant to [a] a Rights Issue [as specified]; or [b] an issue of shares upon the exercise of subscription rights under any option scheme or similar arrangement for the time being adopted for the grant or issue to the grantees as specified in such scheme or similar arrangement of shares or rights to acquire shares of the
Company; or [c] any issue of shares pursuant to the exercise of rights of subscription or conversion under the terms of any existing warrants, bonds, debentures, notes and other securities of the
Company which carry rights to subscribe for or are convertible into shares of the Company; or [d] an issue of shares pursuant to any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of the dividend on shares of the
Company in accordance with the articles of association of the
Company, shall not exceed 20% of the ag

7.
Approve, conditional upon the passing of the ordinary resolutions in items 5 and 6 in the notice convening this meeting, the general mandate granted to the Directors of the Company to exercise the powers of the Company to allot, issue and deal with any additional shares of the Company pursuant to ordinary resolution in item 6 of the notice convening this meeting be and is hereby extended by the addition thereto of an amount representing the aggregate nominal amount of the share capital of the Company repurchased by the Company under the authority granted pursuant to ordinary resolution in item 5 of the notice convening this meeting, provided that such extended amount shall not exceed 10% of the
aggregate nominal amount of the issued share capital of the
Company at the date of the passing of this resolution
		Management	For	For

ARCELORMITTAL SA, LUXEMBOURG
Security	L0302D129	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		11-May-2010
ISIN	LU0323134006	Agenda		702403938 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 680767 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

Presentation of the Management report of the Board of Directors and the report-s of the Independent Company Auditor on the
annual accounts of the parent Comp-any prepared in accordance with the laws and regulations of the Grand-Duchy of-Luxembourg
(the Parent Company Annual Accounts) and the consolidated
financia-l statements of the ArcelorMittal group prepared in accordance with the Intern-ational Financial Reporting Standards as adopted in the European Union (the Co-nsolidated Financial
Statements) for the FY 2009
Non-Voting
1.	Approve the consolidated financial statements for the FY 2009 in their entirety, with a resulting consolidated net income of USD 75 million	Management	For	For
2.
Approve the Parent Company Annual Accounts for the FY 2009 in
their entirety, with a resulting loss for ArcelorMittal as Parent
Company of the ArcelorMittal group of USD 507,141,204
[established in accordance with the laws and regulations of the
Grand-Duchy of Luxembourg, as compared to the consolidated
net income of USD 75 million established in accordance with
International Financial Reporting Standards as adopted in the
European Union, the subject of the first Resolution]
		Management	For	For
3.
Acknowledge that: (i) the loss for the year amounts to USD
507,141,204, (ii) the amount of the loss is set off against the Profit brought forward (Report a nouveau) of USD 26,525,260,379, and
(iii) no allocation to the legal reserve or to the reserve for shares held in treasury is required; on this basis, the General Meeting, upon the proposal of the Board of Directors, decides to allocate the results of the Company based on the Parent Company annual accounts for the FY 2009 as specified; that dividends are paid in four equal quarterly installments of USD 0.1875 (gross) per share and that the first installment of dividend of USD 0.1875 (gross) per share has been paid on 15 MAR 2010
		Management	For	For
4.	Approve to set the amount of annual Directors' compensation to be allocated to the members of the Board of Directors in relation to the FY 2009 at USD 2,564,923	Management	For	For
5.	Grant discharge to the members of the Board of Directors in relation to the FY 2009	Management	For	For
6.
Acknowledge the mandate of the Mr. John O. Castegnaro, Mrs.
Vanisha Mittal Bhatia and Mr. Jose Ramon Alvarez Rendueles
Medina as the Directors has come to an end effective on the date of this General Meeting and that Mr. Jeannot Krecke has been co-
opted as a member of the Board of Directors of the Company in replacement of Mr. Georges Schmit effective 01 JAN 2010
		Management	For	For
7.	Re-elect Mrs. Vanisha Mittal Bhatia for a 3-year mandate that will automatically expire on the date of the general meeting of shareholders to be held in 2013	Management	For	For
8.	Elect Mr. Jeannot Krecke for a 3-year mandate that will automatically expire on the date of the general meeting of shareholders to be held in 2013	Management	For	For
9.
Approve: (a) to cancel with effect as of the date of this General
Meeting the authorization granted to the Board of Directors by the general meeting of shareholders held on 12 MAY 2009 with
respect to the share buy-back programme, and (b) to authorize, effective immediately after this General Meeting, the Board of
Directors of the Company, with option to delegate, and the
corporate bodies of the other companies in the ArcelorMittal group in accordance with the Luxembourg law of 10 AUG 1915 on
commercial companies, as amended (the Law), to acquire and sell shares in the Company in accordance with the Law and any other applicable laws and regulations, including but not limited to entering into off-market and over-the-counter transactions and to acquire shares in the Company through derivative financial
instruments
		Management	For	For
10.
Appoint Deloitte S.A., with registered office at 560, rue de
Neudorf, L-2220 Luxembourg, Grand-Duchy of Luxembourg, as
independent company auditor (Reviseur d Entreprises) for the purposes of an Independent Audit of the Parent Company annual accounts and the consolidated financial statements for the FY
2010
		Management	For	For
11.
Authorize the Board of Directors the power to issue share options or other equity-based awards and incentives to all eligible
employees under the LTIP for a number of Company s shares not exceeding 8,500,000 options on fully paid-up shares, which may either be newly issued shares or shares held in treasury, during the period from this General Meeting until the general meeting of shareholders to be held in 2011 (the Maximum Number),
provided, that the share options will be issued at an exercise price that is not less than the average of the highest and the lowest trading price on the New York Stock Exchange on the day
immediately prior to the grant date, which date will be decided by the Board of Directors and will be within the respective periods specified in the LTIP; (b) to decide and implement any increase in the Maximum Number by the additional number that may be
necessary to preserve the rights of the option holders in the event of the occurrence a transaction impacting the Company s share capital; and (
		Management	For	For
12.
Authorize the Board of Directors to: (a) implement the Employee
Share Purchase Plan 2010 (ESPP 2010) reserved for all or part of the employees of all or part of the companies comprised within the scope of consolidation of the consolidated financial statements for a maximum number of 2,500,000 ArcelorMittal shares; and (b) for the purposes of the implementation of the ESPP 2010, issue new shares within the limits of the Company's authorized share capital and/or deliver treasury shares up to a maximum of 2,500,000 fully paid-up ArcelorMittal shares during the period from this General
Meeting to the general meeting of shareholders to be held in
2011; and (c) do or cause to be done all such further acts and things as the Board of Directors may determine to be necessary or advisable in order to implement the content and purpose of this resolution; acknowledge that the maximum total number of
2,500,000 shares of the Company represents about 0.16 % of the
Company's current issued share capital on a fully diluted bas
		Management	For	For
E.13
Approve, in accordance with Article 7.3, Paragraph 3, of the
Articles of Association of the Company, the General Meeting
decides to assent to direct or indirect transfers of shares of the
Company among persons included in the definition of Mittal
Shareholder (as defined in Article 8.4 of the Articles of
Association), including without limitation by means of transfers to trustees of trusts of which Mr. and/or Mrs. Lakshmi N. Mittal and/or their heirs and successors are beneficiaries
		Management	For	For

FRESENIUS MEDICAL CARE AG & CO. KGAA, BAYERN
Security	D2734Z107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		11-May-2010
ISIN	DE0005785802	Agenda		702412937 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 677554 DUE TO RESOLUTION 1-BEING A VOTABLE
RESOLUTION. ALL VOTES RECEIVED ON THE PREVIOUS
MEETING WILL B-E DISREGARDED AND YOU WILL NEED TO
REINSTRUCT ON THIS MEETING NOTICE. PLEASE K-INDLY
REINSTRUCT BY 05/05/2010 14:00 EST. THANK YOU.
Non-Voting

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS USUAL
THANK YOU.
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS  20.04.2010, WHEREAS-THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
GE-RMAN LAW. THANK YOU.
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY with the report of the Supervisory Board, the Group
financial statements, the Group annual report, and the reports pursuant to Sections 289(4) and 315(4) of the German
Commercial Code
		Management	For	For
2.
Resolution on the appropriation of the distributable profit of EUR
748,591,242.19 as follows: Payment of a dividend of EUR 0.61 per ordinary share and EUR 0.63 per preferred share are EUR
565,738,668.20 shall be carried forward Ex-dividend and payable date: 12 MAY 2010
		Management	For	For
3.	Ratification of the acts of the General Partner	Management	For	For
4.	Ratification of the acts of the Supervisory Board	Management	For	For
5.	Resolution on the approval of the Remuneration System of the Management Board members of the General Partner	Management	For	For
6.	Appointment of the Auditors for the 2010 FY: KPMG AG, Berlin	Management	For	For
7.
Resolution on the creation of authorized capital and the
corresponding amendment to the Articles of Association, a) the existing authorized capital I of up to 35,000,000 shall be revoked, the General Partner shall be authorized, with the consent of the
Supervisory Board, to increase the share capital by up to EUR
35,000,000 through the issue of new ordinary shares against
payment in cash, on or before 10 MAY 2015 (authorized capital
2010/I), Shareholders shall be granted subscription rights except for residual amounts, b) the existing authorized capital II of up to
25,000,000 shall be revoked, the General Partner shall be
authorized, with the consent of the Supervisory Board, to increase
		Management	For	For

the share capital by up to EUR 25,000,000 through the issue of new ordinary shares against payment in cash and/or kind, on or before 10 MAY 2015 (authorized capital 2010/II), Shareholders shall be granted subscription rights except for the issue of shares against payment in kind, and for a capital increase of up to 10% of the share capital against contributions in cash if the shares are issued at a price not materially below their market price

8.
Amendments to the Articles of Association in accordance with the
Law on the Implementation of the Shareholder Rights Directive
(ARUG) Section 14, in respect of the shareholders' meeting being convened at least 30 days prior to the meeting, the day of the convocation and the day of the shareholders' meeting not being included in the calculation of the 30 day period Section 15(1), in respect of shareholders being entitled to participate in and vote at the shareholders' meeting if they register with the Company by the sixth day prior to the meeting and provide evidence of their shareholding as per the statutory record date Section 15(2), in respect of members of the Supervisory Board also being able to attend the shareholders' meeting by electronic means of
communication, Section 15(3), in respect of proxy-voting
instructions being issued in written form
		Management	For	For

TENCENT HLDGS LTD
Security	G87572148	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		12-May-2010
ISIN	KYG875721485	Agenda		702319624 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Receive the audited financial statements and the reports of the Directors and Auditors for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend	Management	For	For
3.1.a	Re-elect Mr. Zhang Zhidong as a Director	Management	For	For
3.1.b	Re-elect Mr. Charles St Leger Searle as a Director	Management	For	For
3.2	Authorize the Board of Directors to fix the Directors' remuneration	Management	For	For
4	Re-appointment of Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For
5
Authorize the director, subject to paragraph (c), a general
mandate be and is hereby unconditionally granted to the Directors of the Company to exercise during the Relevant Period all the powers of the Company to allot, issue and dispose of shares in the Company and to make or grant offers, agreements, options or warrants which would or might require the exercise of such
powers; b) the mandate in paragraph (a) shall authorize the
Directors of the Company during the Relevant Period to make or grant offers, agreements and options which would or might require the exercise of such powers after the end of the Relevant Period;
c) the aggregate nominal value of share capital allotted or agreed conditionally or unconditionally to be allotted  whether pursuant to an option or otherwise  by the Directors of the Company pursuant to the mandate in paragraph (a), CONTD..
		Management	For	For
-
..CONTD otherwise than pursuant to i) a rights issue, or ii) any option-scheme or similar arrangement for the time being adopted for the grant or-issue to the officers and/or employees of the
Company and/or any of its-subsidiaries of shares or rights to acquire shares of the Company or iii) any-scrip dividend or similar arrangement pursuant to the articles of association-of the
Company from time to time, shall not exceed 20% of the
aggregate-nominal amount of the share capital of the Company in issue at the date of-this Resolution and the said mandate shall be limited accordingly; and-Authority expires the earlier of the conclusion of the next AGM or the-expiration of the period within which the next AGM is to be held by law
Non-Voting
6
Authorize the Directors, a general mandate unconditionally
granted to the Directors of the Company to exercise during the
Relevant Period all the powers of the Company to purchase or otherwise acquire shares in the capital of the Company in
accordance with all applicable laws and the requirements of the
Rules Governing the Listing of Securities on The Stock Exchange
of Hong Kong Limited, provided that the aggregate nominal
amount of shares so purchased or otherwise acquired shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of this Resolution; and
Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM is to be held by law
		Management	For	For
7
Approve the conditional upon the passing of Resolutions 5 and 6 set out in the Notice convening this Meeting, the aggregate
nominal amount of the shares which are purchased or otherwise acquired by the Company pursuant to Resolution 6 shall be added to the aggregate nominal amount of the shares which may be
issued pursuant to Resolution 5
		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

BG GROUP PLC
Security	G1245Z108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		12-May-2010
ISIN	GB0008762899	Agenda		702320374 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the accounts and reports of the Directors and the Auditors for the YE 31 DEC 2009	Management	For	For
2.	Approve the remuneration report of the BG Group plc annual report and accounts for the YE 31 DEC 2009	Management	For	For
3.
Declare a final dividend in respect of the YE 31 DEC 2009 of 6.73 pence per ordinary share payable on 21 MAY 2010 to holders of ordinary shares on the register of shareholders of the Company at the close of business on 16 APR 2010
		Management	For	For
4.	Election of Mark Seligman as a Director of the Company	Management	For	For
5.	Re-elect Peter Backhouse as a Director of the Company, who retires by rotation	Management	For	For
6.	Re-elect Lord Sharman as a Director of the Company, who retires by rotation	Management	For	For
7.	Re-elect Philippe Varin, as a Director of the Company, who retires by rotation	Management	For	For
8.	Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company, to hold office until the conclusion of the next general meeting at which accounts are laid before the Company	Management	For	For
9.	Authorize the Audit Committee to approve the remuneration of the Auditors	Management	For	For
10.
Authorize the Company, with Sections 366 and 367 of the
Companies Act 2006 [the "Act"], and all Companies which are
subsidiaries of the Company during the period when this
resolution has effect to; make political donations to political parties or independent election candidates up to a total aggregate
amount of GBP15,000; make political donations to political
organisations other than political parties up to a total aggregate amount of GBP 15,000; and incur political expenditure up to a total aggregate amount of GBP 20,000; [Authority expires at the conclusion of the next AGM of the Company]; provided that, in any event, the total aggregate amount of all political donations and political expenditure incurred by the Company and its subsidiaries in such period shall not exceed GBP 50,000; for the purposes of this resolution, 'political donations', 'political organisations',
'political parties' and 'political expenditure' shall have the meanings given to them in Sections 363 to 365 of the Act
		Management	For	For
11.
Authorize the Directors in accordance with Section 551 of the Act to exercise all the powers of the Company to allot shares in the
Company and to grant rights to subscribe for, or to convert any security into, shares in the Company ["Rights"]; up to an
aggregate nominal amount of GBP 115,641,305; and up to a
further aggregate nominal amount of 112,536,365 provided that [i]
they are equity securities [within the meaning of Section 560[1] of the Act], and [ii] they are offered by way of a rights issue to holders of ordinary shares on the register of Members at such record date as the Directors may determine where the equity
securities respectively attributable to the interests of the ordinary shareholders are proportionate [as nearly as may be practicable]
to the respective numbers of ordinary shares held or deemed to
		Management	For	For

be held by them on any such record date end to other holders of equity securities entitled to participate therein, subject to such exclusions or other arrangements as the Directors may deem
necessary or expedient to deal with treasury shares, fractional entitlements or legal or practical problems arising under the laws of any overseas territory or the requirements of any regulatory body or stock exchange or by virtue of shares being represented by depositary receipts or any other matter; [Authority expires at the conclusion of the next AGM of the Company]; the Directors shall be entitled to make offers or agreements before the expiry of such authority which would or might require shares to be allotted or Rights to be granted after such expiry and the Directors shall be entitled to allot shares and grant Rights pursuant to any such offer or agreement as if this authority had not expired; and all
unexercised authorities previously granted to the Directors to allot shares and grant Rights be and are hereby revok

S.12
Authorize the Directors, pursuant to Sections 570 and 573 of the
Act to allot equity securities [within the meaning of Section 560 of the Act] for cash either pursuant to the authority conferred by
Resolution 11 above or by way of a sale of treasury shares as if
Section 561[1] of the Act did not apply to any such allotment provided that this power shall be limited to: the allotment of equity securities in connection with an offer of securities [but in the case of the authority granted under paragraph II of the Resolution 11 by way of a rights issue only] in favour of the holders of ordinary shares on the register of Members at such record date as the
Directors may determine and other persons entitled to participate therein, where the equity securities respectively attributable to the interests of the ordinary shareholders are proportionate [as nearly as may be practicable] to the respective number of ordinary
shares held or deemed to be held by them on any such record
date, subject to such exclusions or other
		Management	For	For
S.13
Authorize the Company to make market purchases [within the
meaning of Section 693[4] of the Act] of ordinary shares of 10 pence each of the Company on such terms and in such manner
as the Directors may from time to time determine, provided that:
the maximum number of ordinary shares hereby authorized to be acquired is 337,609,096 representing approximately 10% of the issued ordinary share capital of the Company as at 10 MAR 2010;
the minimum price that may be paid for any such ordinary share is
10 pence, the nominal value of that share; the maximum price that may be paid for any such ordinary share is an amount equal to
105% of the average of the middle market quotations for an
ordinary share in the Company as derived from the London Stock
Exchange Daily Official List for the five business days immediately preceding the day on which such ordinary share is contracted to
		Management	For	For

be purchased; [Authority expires at the conclusion of the next
AGM of the Company]; and the Company may make a contract to
purchase its ordinary shares under the authority hereby conferred prior to the expiry of such authority, which contract will or may be executed wholly or partly after the expiry of such authority, and may purchase its ordinary shares in pursuance of any such
contract

S.14	Approve the general meeting, other than an AGM, may be called on not less than 14 clear days' notice	Management	For	For
S.15
Approve and adopt, with effect from the conclusion of the AGM, the Articles of Association contained in the document produced to the Meeting and signed by the Chairman for the purposes of
identification as the new Articles of Association of the Company in
substitution for, and to the exclusion of, the Articles of Association of the Company in effect immediately prior to that time
		Management	For	For

UNILEVER PLC
Security	G92087165	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		12-May-2010
ISIN	GB00B10RZP78	Agenda		702322342 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the report and accounts for the YE 31 DEC 2009	Management	For	For
2	Approve the Directors' remuneration report for the YE 31 DEC 2009	Management	For	For
3	Re-elect Mr. P.G.J.M. Polman as a Director	Management	For	For
4	Election of Mr. R.J.M.S. Huet as a Director	Management	For	For
5	Re-elect Professor L.O. Fresco as a Director	Management	For	For
6	Re-elect Ms. A.M. Fudge as a Director	Management	For	For
7	Re-elect Mr. C.E. Golden as a Director	Management	For	For
8	Re-elect Dr. B.E. Grote as a Director	Management	For	For
9	Re-elect Ms. H. Nyasulu as a Director	Management	For	For
10	Re-elect Mr. K.J. Storm as a Director	Management	For	For
11	Re-elect Mr. M. Treschow as a Director	Management	For	For
12	Re-elect Mr. J. Van der Veer as a Director	Management	For	For
13	Re-elect Mr. P. Walsh as a Director	Management	For	For
14	Election of the Rt Hon Sir Malcolm Rifkind MP as a Director	Management	For	For
15	Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company	Management	For	For
16	Authorize the Directors to fix the remuneration of the Auditors	Management	For	For
17	Approve to renew the authority to Directors to issue shaes	Management	For	For
S.18	Approve to renew the authority to Directors to disapply pre- emption rights	Management	For	For
S.19	Approve to renew the authority to the Company to purchase its own shares	Management	For	For
20	Grant authority for Political Donations and Expenditure	Management	For	For
S.21	Approve to shorten the notice period for general meetings	Management	For	For
22	Approve the Management Co-Investment Plan	Management	For	For
S.23	Adopt new Articles of Association of the Company	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

FRESENIUS SE, BAD HOMBURG
Security	D27348107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		12-May-2010
ISIN	DE0005785638	Agenda		702334551 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT THESE SHARES HAVE NO VOTING RIGHTS, SHOULD YOU WISH TO ATTEND-THE MEETING PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD. THANK YOU.	Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS 21 APR 2010, WHEREAS-THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
GE-RMAN LAW. THANK YOU
Non-Voting
1.
Presentation of the financial statements and annual report for the
FY 2009 wit-h the report of the Supervisory Board, the group financial statements and annu-al report, and the report pursuant to
Sections 289(4) and 315(4) of the German-Commercial Code
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
121,841,531-.70 as follows: payment of a dividend of EUR 0.75 per ordinary share payment o-f a dividend of EUR 0.76 per
preference share EUR 48,422.82 shall be carried f-orward ex-
dividend and payable on 13 MAY 2010
Non-Voting
3.	Ratification of the Acts of the Board of Managing Directors	Non-Voting
4.	Ratification of the Acts of the Supervisory Board	Non-Voting
5.	Approval of the compensation system for the Board of Managing Directors in the-FY 2010, as detailed in the annual report	Non-Voting
6.	Appointment of Auditors for the 2010 FY: KPMG AG, Berlin	Non-Voting
7.
Approval of the transformation of the Company into a partnership limited by sh-ares [KGaA] resolution on the transformation of the
Company into Fresenius SE-& Co, KGaA, whose entire share
capital shall comprise ordinary shares; the sha-re capital of the existing Company shall become the share capital of the new C-
ompany, the shareholders of the Company at the time of the
transformation beco-ming the limited shareholders of the new
Company; the ordinary shareholders sh-all receive the same
number of voting ordinary shares in the new Company as th-ey held in the old Company, and the preference shareholders shall receive the-same number of voting ordinary shares in the new
Company as they held non-voti-ng preference shares in the old
Company; the general partner of the new Compan-y shall be
Fresenius Management SE [currently known as Asion SE], a
wholly own-ed subsidiary of else Kroener-Fresenius-Stiftung, the holder of approximately-58% of the Company's ordinary shares;
the new general partner will not hold an
Non-Voting

SE], a wholly owned subsidiary of e-lse Kroener-Fresenius-
Stiftung, the holder of approximately 58% of the Company-'s
ordinary shares; the new general partner will not hold an interest in the s-hare capital, nor will it participate in its earnings; approval by Asion SE of-its entry into the new Company as its general partner, and approval by Asion-SE of the Articles of Association of the new Company

8.	Separate resolution of the preference shareholders on the transformation of the Company as per Item 7	Management	For	For
9.1	Elections to the Supervisory Board of Fresenius SE & Co. KGaA: Roland Berger	Non-Voting
9.2	Elections to the Supervisory Board of Fresenius SE & Co. KGaA: Gerd Krick, Kla-us	Non-Voting
9.3	Elections to the Supervisory Board of Fresenius SE & Co. KGaA: Klaus-Peter Mue-ller	Non-Voting
9.4	Elections to the Supervisory Board of Fresenius SE & Co. KGaA: Gerhard Rupprec-ht	Non-Voting
9.5	Elections to the Supervisory Board of Fresenius SE & Co. KGaA: Michael Albrech-t	Non-Voting
9.6	Elections to the Supervisory Board of Fresenius SE & Co. KGaA: Gerhard Roggema-nn	Non-Voting

BNP PARIBAS
Security	F1058Q238	Meeting Type		MIX
Ticker Symbol		Meeting Date		12-May-2010
ISIN	FR0000131104	Agenda		702345770 - Management
Item	Proposal	Type	Vote		For/Against Management
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-
PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING
INFORMATION IS AVAILABLE BY-CLICKING ON THE
MATERIAL URL LINK:-https://balo.journal-
officiel.gouv.fr/pdf/2010/0310/201003101000643.pdf:-
https://balo.journal-
officiel.gouv.fr/pdf/2010/0407/201004071001050.pdf:
Non-Voting
O.1	Approve the balance sheet and the consolidated financial statements for the FYE on 31 DEC 2009	Management	For		For
O.2	Approve the balance sheet and the financial statements for the FYE on 31 DEC 2009	Management	For		For
O.3	Approve the allocation of income for the FYE on 31 DEC 2009 and distribution of the dividend	Management	For		For
O.4
Approve the Statutory Auditors' special report on the Agreements and Undertakings pursuant to Articles L.225-38 et seq. of the
Commercial Code, including those concluded between a
Company and its corporate officers, but also between companies of a group and mutual leaders of the Company
		Management	For		For
O.5	Authorize the BNP Paribas to repurchase its own shares	Management	For		For
O.6	Approve the renewal of Mr. Louis Schweitzer's term as Board member	Management	For		For
O.7	Appointment of Mr. Michel Tilmant as Board member	Management	For		For
O.8	Appointment of Mr. Emiel Van Broekhoven as Board member	Management	For		For
O.9	Appointment of Mrs. Meglena Kuneva as Board member	Management	For		For
O.10	Appointment of Mr. Jean-Laurent Bonnafe as Board Member	Management	For		For
O.11	Approve the setting the amount of attendances allowances	Management	For		For
E.12	Approve the issuance, with preferential subscription rights, of common shares and securities giving access to the capital or entitling to allocation of debt securities	Management	For		For
E.13	Approve the issuance, with cancellation of preferential subscription rights, of common shares and securities giving access to the capital or entitling to allocation of debt securities	Management	For		For
E.14
Approve the issuance, with cancellation of preferential
subscription rights, of common shares and securities giving
access to the capital in order to remunerate for securities provided under public exchange offers
		Management	For		For
E.15	Approve the issuance, with cancellation of preferential subscription rights, of common shares in order to remunerate for contributions of unlisted securities within the limit of 10% of the capital	Management	For		For
E.16	Authorize the overall limitation for issuance with cancellation of preferential subscription rights	Management	For		For
E.17	Grant authority for the capital increase by incorporation of reserves or profits, issuance premiums or contribution	Management	For		For
E.18	Approve the overall limitation for issuance with or without preferential subscription rights	Management	For		For
E.19
Authorize the Board of Directors to carry out transactions reserved for Members of the Company Saving Plan of BNP Paribas Group,
which may take the form of capital increases and/or sales or transfers of reserved securities
		Management	For		For
E.20	Authorize the Board of Directors to reduce the capital by cancellation of shares	Management	For		For
E.21	Approve the merger absorption of Fortis Banque France by BNP Paribas; consequential increase of the share capital	Management	For		For
E.22	Amend the Statutes consequential to the repurchase of preferred shares	Management	For		For
E.23	Authorize the powers for the formalities	Management	For		For

CHINA MOBILE LTD
Security	Y14965100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		12-May-2010
ISIN	HK0941009539	Agenda		702350327 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	Receive and consider the Audited financial statements and the Reports of the Directors and Auditors of the Company and its subsidiaries for the YE 31 DEC 2009	Management	For	For
2	Approve to declare a final dividend for the YE 31 DEC 2009	Management	For	For
3.i	Re-election of Li Yue as a Director	Management	For	For
3.ii	Re-election of Lu Xiangdong as a Director	Management	For	For
3.iii	Re-election of Xin Fanfei as a Director	Management	For	For
3.iv	Re-election of Frank Wong Kwong Shing as a Director	Management	For	For
4	Re-appointment of Messrs. KPMG as the Auditors and to authorise the Directors to fix their remuneration	Management	For	For
5
Authorize the Directors during the relevant period of all the powers of the Company to purchase shares of HKD 0.10 each in the
capital of the Company including any form of depositary receipt representing the right to receive such shares  Shares ; and the aggregate nominal amount of shares which may be purchased on
The Stock Exchange of Hong Kong Limited or any other stock
exchange on which securities of the Company may be listed and which is recognized for this purpose by the Securities and Futures
Commission of Hong Kong and The Stock Exchange of Hong
Kong Limited shall not exceed or represent more than 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution, and the said approval shall be limited accordingly; CONTD..
		Management	For	For
-	CONTD.. Authority expires earlier at the conclusion of the next AGM of the-meeting or the expiration of period within which the next AGM of the Company-is required by law to be held	Non-Voting
6
Authorize the Directors to exercise full powers of the Company to allot, issue and deal with additional shares in the Company
including the making and granting of offers, agreements and
options which might require shares to be allotted, whether during the continuance of such mandate or thereafter provided that, otherwise than pursuant to (i) a rights issue where shares are offered to shareholders on a fixed record date in proportion to their then holdings of shares; (ii) the exercise of options granted under any share option scheme adopted by the Company; (iii) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend in accordance with the Articles of Association of the Company, the aggregate nominal amount of the shares allotted shall not exceed the CONTD..
		Management	For	For
-
CONTD.. aggregate of: (a) 20% of the aggregate nominal amount of the share-capital of the Company in issue at the date of passing this resolution, plus-(b)  if the Directors are so authorized by a separate ordinary resolution of-the shareholders of the Company the nominal amount of the share capital of-the Company
repurchased by the Company subsequent to the passing of this-
resolution  up to a maximum equivalent to 10% of the aggregate nominal amount-of the share capital of the Company in issue at the date of passing this-Resolution ;  Authority expires earlier at the conclusion of the next AGM of-the meeting or the expiration of period within which the next AGM of the-Company is required by law to be held
Non-Voting
7
Authorize the Directors of the Company to exercise the powers of the Company referred to in the resolution as specified in item 6 in the notice of this meeting in respect of the share capital of the
Company as specified
		Management	For	For

TULLOW OIL PLC
Security	G91235104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		12-May-2010
ISIN	GB0001500809	Agenda		702357232 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the annual accounts and associated reports	Management	For	For
2	Declare the final dividend of 4.0p per ordinary share	Management	For	For
3	Receive and approve the Director's remuneration report	Management	For	For
4	Re-election of Aidan Heavey as a Director	Management	For	For
5	Re-election of Angus McCoss as a Director	Management	For	For
6	Re-election of David Williams as a Director	Management	For	For
7	Re-election of Pat Plunkett as a Director	Management	For	For
8	Re-appointment of Deloittee LLP as the Auditors and authorize the Directors to determine their remuneration	Management	For	For
9	Approve to renew Director's authority to allot shares	Management	For	For
10	Approve to dis-apply statutory pre-emption rights	Management	For	For
11	Authorize the Company to hold general meeting on no less than 14 clear day's notice	Management	For	For
12	Adopt the new Articles of Association of the Company	Management	For	For
13	Approve the Tullow Oil 2010 Share Option Plan	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN SPELLING OF DIRECTOR NAME-S OF RESOLUTIONS 4
AND 7. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
PLEASE DO NO-T RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS-.
THANK YOU.
Non-Voting

ERSTE GROUP BANK AG, WIEN
Security	A19494102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		12-May-2010
ISIN	AT0000652011	Agenda		702366471 - Management
Item	Proposal	Type	Vote	For/Against Management
-
PLEASE NOTE THAT THE MEETING SPECIFIC POWER OF
ATTORNEY NEEDS TO BE CORRECTLY-FILLED IN OR YOUR
VOTE INSTRUCTION MAY BE REJECTED. THE BENEFICIAL
OWNER NAME-MUST CORRESPOND TO THAT GIVEN ON
ACCOUNT SET UP WITH YOUR CUSTODIAN BANK. ADDI-
TIONALLY, THE SHARE AMOUNT IS THE SETTLED HOLDING
AS OF RECORD DATE. PLEASE CO-NTACT YOUR
CUSTODIAN BANK IF YOU HAVE ANY QUESTIONS. THANK
YOU.
Non-Voting
1.	Approve the presentation of annual reports	Management	For	For
2.	Approve the usage of earnings	Management	For	For
3.a	Grant discharge of Board of Director	Management	For	For
3.b	Grant discharge of supervisory Board	Management	For	For
4.	Approve the remuneration supervisory Board	Management	For	For
5.	Election to supervisory Board	Management	For	For
6.	Election of Auditor	Management	For	For
7.	Approve the capital increase	Management	For	For
8.	Approve the reduction of participation capital	Management	For	For
9.	Amend the By-Laws	Management	For	For
10.	Approve the demerger of division	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING TYPE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

HACI OMER SABANCI HLDG S A
Security	M8223R100	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date		12-May-2010
ISIN	TRASAHOL91Q5	Agenda		702391854 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: POWER
OF ATTORNEY (POA) REQUIRMENTS V-ARY BY CUSTODIAN.
GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
WOULD ELIMIN-ATE THE NEED FOR THE INDIVIDUAL
BENEFICIAL OWNER POA. IN THE ABSENCE OF THIS A-
RRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER POA
MAY BE REQUIRED. IF YOU HAVE AN-Y QUESTIONS PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
THANK YOU.
Non-Voting

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 686266 DUE TO CHANGE IN VO-TING STATUS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1	Opening and election of the Chairmanship	Management	For	For
2	Grant authority to the chairmanship to sign the minutes of the assembly	Management	For	For
3	Reading and discussion of the Board of Directors' activity report and Auditors-' report with respect to the operations and accounts of year 2009	Non-Voting
4	Giving information to the shareholders about the donations given across the ye-ar 2009	Non-Voting
5	Ratify the balance sheet and profit and loss statement of year 2009; consideration and taking decision on the proposal concerning the distribution of profit	Management	For	For
6	Grant discharge of the Board Members and Auditors separately with respect to the Company's activities in year 2009	Management	For	For
7	Election of the Members of the Board of Directors and determination of their term in office and of their remuneration	Management	For	For
8	Ratify the independent external auditing Company elected by Board of Directors	Management	For	For
9	Authorize the Members of the Board of Directors to participate in activities indicated in the Articles 334 and 335 of the Turkish Trade Code	Management	For	For

CHINA UNICOM HONG KONG LTD
Security	Y1519S111	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		12-May-2010
ISIN	HK0000049939	Agenda		702394812 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100412/LTN2 0100412019.pdf-	Non-Voting
1	Receive the financial statements and the reports of the Directors and of the Independent Auditor for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend for the YE 31 DEC 2009	Management	For	For
3.a.1	Re-elect Mr. Zuo Xunsheng as a Director	Management	For	For
3.a.2	Re-elect Mr. Tong Jilu as a Director	Management	For	For
3.a.3	Re-elect Mr. Cheung Wing Lam Linus as a Director	Management	For	For
3.b	Authorize the Board of Directors to fix remuneration of the Directors for the year ending 31 DEC 2010	Management	For	For
4	Re-appoint Messrs. PricewaterhouseCoopers as the Auditor, and authorize the Board of Directors to fix their remuneration for the year ending 31 DEC 2010	Management	For	For
5	Authorize the Directors to repurchase shares in the Company not exceeding 10% of the aggregate nominal amount of the existing issued share capital	Management	For	For
6	Authorize the Directors to issue, allot and deal with additional shares in the Company not exceeding 20% of the aggregate nominal amount of the existing issued share capital	Management	For	For
7	Authorize the Directors to issue, allot and deal with shares by the number of shares repurchased	Management	For	For

AMP LTD
Security	Q0344G101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		13-May-2010
ISIN	AU000000AMP6	Agenda		702314737 - Management
Item	Proposal	Type	Vote	For/Against Management
-
VOTING EXCLUSIONS APPLY TO THIS MEETING FOR
PROPOSALS 2 AND 6 VOTES CAST BY-ANY INDIVIDUAL OR
RELATED PARTY WHO BENEFIT FROM THE PASSING OF
THE-PROPOSAL/S WILL BE DISREGARDED. HENCE, IF YOU
HAVE OBTAINED BENEFIT OR DO-EXPECT TO OBTAIN
FUTURE BENEFIT YOU SHOULD NOT VOTE (OR VOTE
"ABSTAIN") FOR-THE RELEVANT PROPOSAL ITEMS
Non-Voting
1	To receive and consider the financial report, the Directors' report and the-Auditors' report for the YE 31 DEC 2009	Non-Voting
2	Approve, for the purposes of ASX Listing Rule 7.4, the issue of shares by AMP Limited as and on the basis as specified	Management	For	For
3.A	Re-elect Peter Mason as a Director	Management	For	For
3.B	Re-elect John Palmer as a Director	Management	For	For
3.C	Re-elect Richard Grellman as a Director	Management	For	For
3.D	Election of Paul Fegan as a Director	Management	For	For
4	Approve the remuneration report for the YE 31 DEC 2009	Management	For	For
5
Grant authority for the acquisition by the Managing Director of
AMP Limited, Mr. Craig Dunn, of:  a  performance rights as the
Managing Director's long-term incentive for 2010  b  shares in
AMP Limited on the exercise of some or all of those performance rights, as and on the basis specified
		Management	For	For
6
Approve, with effect from the day after the conclusion of the 2010
AGM of AMP Limited, the remuneration for the services of Non-
Executive Directors of AMP Limited is increased by AUD 500,000 to an aggregate maximum sum of AUD 3.5 million per annum;
such remuneration is to be divided among the Non-Executive
Directors in such proportion and manner as the Directors agree or, in default of agreement, equally  and to be taken to accrue from day to day
		Management	For	For

OLD MUTUAL PLC
Security	G67395106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		13-May-2010
ISIN	GB0007389926	Agenda		702349184 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the Directors' report and audited financial statements of the Group for the YE 31 DEC 2009	Management	For	For
2
Declare a final dividend of 1.5p per ordinary share of 10p in the capital of the Company ("Ordinary Share") to shareholders on the register at the close of business on 14 MAY 2010 (but without prejudice to the approach to fractions in respect of the Scrip
Dividend Alternative as described in Part IV of the shareholder circular dated 11 MAR 2010)
		Management	For	For
3.1	Elect Mr. M. Arnold as a Director of the Company	Management	For	For
3.2	Elect Mr. P. O'Sullivan as a Director of the Company	Management	For	For
3.3	Re-elect Mr. N. Andrews as a Director of the Company	Management	For	For
3.4	Re-elect Mr. B. Nqwababa as a Director of the Company	Management	For	For
3.5	Re-elect Mr. L. Otterbeck as a Director of the Company	Management	For	For
4	Re-appoint KPMG Audit Plc as the Auditors to the Company	Management	For	For
5	Authorize the Group Audit Committee to settle the remuneration of the Auditors	Management	For	For
6	Approve the remuneration report in the Company's report and accounts for the YE 31 DEC 2009	Management	For	For
7
Approve the changes to the rules of the Old Mutual plc
Performance Share Plan ("PSP") as described in Part V of the shareholder circular dated 11 MAR 2010 and as specified and
authorize the Directors to do all such acts and things as they may consider appropriate to implement those amendments
		Management	For	For
8
Authorize the Directors of the Company, subject to the passing of
Resolution 13, (i) to offer the holders of Ordinary Shares
(excluding any member holding shares as treasury shares) the right to elect to receive Ordinary Shares, credited as fully paid, (a)
instead of the final dividend for the YE 31 DEC 2009 of 1.5p per
Ordinary Share (or its equivalent in applicable local currencies as determined by the Directors) to shareholders on the register at the close of business on 14 MAY 2010, and (b) instead of cash in respect of the whole (or some part as determined by the Directors)
of any other dividend from time to time or for such period as the
Directors may determine, and in each case, pursuant to the
provisions of Article 123 of the new Articles of Association proposed to be adopted under Resolution 13(ii) below CONTD
		Management	For	For
-
CONTD and on such other terms and conditions (including,
without limitation,-in respect of any fractions) as the Directors may from time to time-determine; and (ii) for the purposes of Articles
123(A)(iii) and (iv) of the-new Articles of Association proposed to be adopted under Resolution 13(ii)-below, to determine the
"relevant value" for shares traded on the London-Stock Exchange,
JSE Limited, Malawi Stock Exchange, Namibian Stock Exchange-
Non-Voting

and Zimbabwe Stock Exchange to be the average value of
Ordinary Shares for-five consecutive dealing days selected by the
Directors while the shares are-quoted "corn dividend" on each of the respective exchanges less the amount of-any dividend
converted into the appropriate currency and at an exchange rate-
as determined by the Directors, this average is to be calculated from the-CONTD

-
CONTD middle market quotations for the Company's shares from any publication-of the appropriate exchange selected by the
Directors showing quotations for-the Company's shares for the relevant dealing days (or, if such quotations-are not available, on such other basis as the Directors determine);-Authority expires at the beginning of the 5th AGM of the Company following-the date of this resolution
Non-Voting
9
Authorize the Directors of the Company, pursuant to Section 551 of the UK Companies Act 2006, and in substitution for the
authority granted under the equivalent Section of the UK
Companies Act 1985 at the AGM of the Company held on 07 MAY
2009, to allot shares in the Company up to an aggregate nominal amount of GBP 27,136,000;  Authority expires at the conclusion of the next AGM of the Company ; and the Directors may allot
shares after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
		Management	For	For
S.10
Authorize the Directors, subject to the passing of Resolution 9, to allot equity securities (as defined in Section 560(1) of the
Companies Act 2006) for cash under the authority given by that resolution and/or to sell Ordinary Shares held by the Company as treasury shares for cash as if Section 561 of the Companies Act
2006 did not apply to any such allotment or sale, such power to be limited to the allotment of equity securities or sale of treasury shares up to a maximum aggregate nominal amount of GBP
28,333,000;  Authority expires at the conclusion of the next AGM of the Company ; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
		Management	For	For
S.11
Authorize the Company, for the purposes of Section 701 of the
Companies Act 2006 to purchase Ordinary Shares by way of one or more market purchases (as defined in Section 693(4) of the
Companies Act 2006) upon and subject to the following
conditions: (i) the maximum number of such Ordinary Shares that may be purchased pursuant to this authority (when aggregated with any purchases made pursuant to any of the contingent
purchase contracts referred to in Resolution 12 below) shall be
542,733,000; (ii) the minimum price that may be paid for any
Ordinary Share is 10p and the maximum price (exclusive of
expenses) that may be paid for such Ordinary Share is the higher of: (a) an amount equal to 5% above the average market value of an Ordinary Share taken from the London Stock Exchange Daily
Official List CONTD
		Management	For	For
-
CONTD for the five business days before the date on which such
Ordinary Share-is contracted to be purchased; and (b) the higher price of the last-independent trade and the highest current
independent bid on the trading-venues where the purchase is
carried out, in each case, exclusive of-expenses;  Authority expires at the conclusion of the next AGM of the Company-; the
Company, before the expiry, may make a contract to purchase
ordinary-shares which will or may be executed wholly or partly after such expiry
Non-Voting
S.12
Approve the following contingent Purchase Contracts, in the
respective forms produced to the meeting (or with any non-
material amendments thereto that the Directors may consider to be necessary or desirable), in accordance with Sections 693 and
694 of the Companies Act 2006 and authorize the Company to
make off-market purchases of Ordinary Shares pursuant to each such contract for a period of 12 months from the date hereof or until the conclusion of the next AGM: (i) contract between the
Company and Merrill Lynch South Africa (Pty) Limited relating to
Ordinary Shares traded on the JSE Limited, pursuant to which the
Company may make off-market purchases from Merrill Lynch
South Africa (Pty) Limited of up to a maximum of 542,733,000
Ordinary Shares in aggregate (such maximum number to be
CONTD
		Management	For	For
-
CONTD reduced by any purchases made pursuant to the authority in Resolution-11 above or any of the other contingent purchase contracts referred to in-this Resolution 12); (ii) contract between the Company and Deutsche-Securities relating to Ordinary Shares traded on the JSE Limited pursuant to-which the Company may
make off-market purchases from Deutsche Securities of-up to a maximum of 542,733,000 Ordinary Shares in aggregate (such
maximum-number to be reduced by any purchases made
pursuant to the authority in-Resolution 11 above or any of the other contingent purchase contracts-referred to in this Resolution
12); (iii) contract between the Company and-Stockbrokers Malawi
Limited relating to Ordinary Shares traded on the Malawi-Stock
Exchange, pursuant to which the Company may make off-market
purchases-CONTD
Non-Voting
-
CONTD from Stockbrokers Malawi Limited of up to a maximum of
542,733,000-Ordinary Shares in aggregate (such maximum
number to be reduced by any-purchases made pursuant to the
authority in Resolution 11 above or any of the-other contingent
Purchase Contracts referred to in this Resolution 12); (iv)-contract between the Company and Investment House Namibia (Pty)
Limited-relating to Ordinary Shares traded on the Namibian Stock
Exchange, pursuant-to which the Company may make off-market
purchases from Investment House-Namibia (Pty) Limited of up to a maximum of 542,733,000 Ordinary Shares in-aggregate (such
maximum number to be reduced by any purchases made
pursuant-to the authority in Resolution 11 above or any of the other contingent-Purchase Contracts referred to in this Resolution
12); and (v) contract CONTD
Non-Voting
-
CONTD between the Company and Imara Edwards Securities
(Private) Limited-relating to Ordinary Shares traded on the
Zimbabwe Stock Exchange, pursuant-to which the Company may
make off-market purchases from Imara Edwards-Securities
(Private) Limited of up to a maximum of 542,733,000 Ordinary-
Shares in aggregate (such maximum number to be reduced by
any purchases made-pursuant to the authority in Resolution 11 above or any of the other-contingent purchase contracts referred to in this Resolution 12)
Non-Voting
S.13
Amend the Articles of Association of the Company by deleting all the provisions of the Company's Memorandum of Association
which, by virtue of Section 28 of the Companies Act 2006, are to be treated as provisions of the Company's Articles of Association;
and adopt the Articles of Association as specified as the Artilces of
Association of the Company, in substitution for, and to the
exclusion of, the existing Articles of Association
		Management	For	For

SINO-OCEAN LAND HOLDINGS LTD
Security	Y8002N103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		13-May-2010
ISIN	HK3377040226	Agenda		702349374 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and consider the audited consolidated financial statements and the reports of the Directors and the Auditors for the FYE 31 DEC 2009	Management	For	For
2	Declare a final dividend for the YE 31 DEC 2009	Management	For	For
3.a	Election of Ms. Liu Hui as a Non-Executive Director and authorize the Board	Management	For	For
3.b	Election of Mr. Wang Xiaodong as a Non-Executive Director and authorize the	Management	For	For
3.c	Election of Mr. Wang Xiaoguang as a Executive Director and authorize the	Management	For	For
3.d	Election of Mr. Chen Runfu as a Executive Director and authorize the Board of	Management	For	For
3.e	Election of Mr. Han Xiaojing as an Independent Non-Executive Director and	Management	For	For
3.f	To re-elect Mr. Zhao Kang as an Independent Non-Executive Director and authorise the board of directors of the Company to fix his remuneration.	Management	For	For
4	Re-appointment of PricewaterhouseCoopers as the Auditor of the Company and authorize the Board of Directors of the Company to fix their remuneration	Management	For	For
S.5
Amend the Articles of Association of the Company and authorize the Board of Directors of the Company to deal with on behalf of the Company the relevant filing and amendments (where
necessary) procedures and other related issues arising from the amendments to the Articles of Association
		Management	For	For
6.a
Authorize the Directors to allot, issue and deal with additional shares in the capital of the Company and make or grant offers, agreements and options and rights of exchange or conversion
which might require the exercise of such powers, subject to and in accordance with all applicable laws and requirements of the Rules
Governing the Listing Securities on The Stock Exchange of Hong
Kong Limited during and after the relevant period, not exceeding
20% of the aggregate nominal amount of the issued share capital of the Company, otherwise than pursuant to i) a rights issue; or ii)
the exercise of options under any share option scheme or similar arrangement adopted by the Company for the grant or issue to the employees and directors of the Company and/or any of its
subsidiaries and/or other eligible participants specified hereunder of options to subscribe for or rights to acquire shares of the
Company; Contd...
		Management	For	For
-
Contd..or (c) an issue of shares upon the exercise of the
subscription rights-attaching to any warrants which may be issued by the Company; or (d) an issue-of shares of the Company as
scrip dividend or similar arrangement in-accordance with the memorandum and articles of association of the Company;-
Authority expires the earlier of the conclusion of the next AGM or the-expiration of the period within which the next AGM is to be held by law
Non-Voting
6.b
Authorize the Directors of the Company to purchase or otherwise acquire shares in the capital of the Company during the relevant period, on The Stock Exchange of Hong Kong Limited or any
other stock exchange on which the shares of the Company have been or may be listed and recognized by the Securities and
Futures Commission under the Hong Kong Code on share
repurchases for such purposes, subject to and in accordance with all applicable laws and regulations, at such price as the Directors may at their discretion determine in accordance with all applicable laws and regulations, not exceeding 10% of the aggregate
nominal amount of the issued share capital of the Company;
Authority expires the earlier of the conclusion of the AGM of the
Company or the expiration of the period within which the next
AGM of the Company is to be held by law
		Management	For	For
6.c
Approve, conditional upon the passing of the resolutions set out in paragraphs 6(A) and 6(B) of the notice convening this meeting, the general mandate granted to the directors of the Company to exercise the powers of the Company to allot, issue and otherwise deal with shares of the Company pursuant to the resolution set out in paragraph 6(A) of the notice convening this meeting be and is hereby extended by the addition thereto an amount of shares
representing the aggregate nominal amount of shares of the
Company purchased or otherwise acquired by the Company
pursuant to the authority granted to the directors of the Company under the resolution set out in paragraph 6(B) above, provided that such amount shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing this resolution
		Management	For	For
6.d
Approve the increase in the authorized share capital of the
Company from HKD 8,000,000,000 divided into 10,000,000,000
ordinary shares of HKD 0.80 each to HKD 20,000,000,000,
comprising 20,000,000,000 ordinary shares of HKD 0.80 each and
5,000,000,000 preference shares of HKD 0.80 each
		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO receipt of
conservative record date-. IF YOU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
FORM-UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

PETROFAC LTD, ST HELIER
Security	G7052T101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		13-May-2010
ISIN	GB00B0H2K534	Agenda		702372842 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the audited annual financial statements of the Company and the reports of the Company the "Directors" and the Auditors for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend of USD 0.251 per share recommended by the Directors in respect of the YE 31 DEC 2009	Management	For	For
3	Approve the Directors remuneration REPORT for the YE 31 DEC 2009 prepared by the Remuneration Committee and approved by the Board of Directors of the Company the "Board"	Management	For	For
4	Appointment of Thomas Thune Andersen as a Non-Executive Director pursuant to Article 28 and 31 of the Articles of Association of the Company the "Articles"	Management	For	For
5	Appointment of Stefano Cao as a Non-Executive Director pursuant to Article 28 and 31 of the Articles	Management	For	For
6	Re-appoint Rijnhard Van Tets as a Non-Executive Director, who retires by rotation pursuant to Article 33 of the Articles	Management	For	For
7	Re-appoint Ernst & Young LLP as the Auditors of the Company, to hold office until the conclusion of the AGM of the Company to be held in 2011	Management	For	For
8	Authorize the Directors to fix the remuneration of the Auditors	Management	For	For
9
Approve that the general authroity conferred on the Directors by
Article 2.2 of the Articles to allot ordinary shares be and is hereby restricted to an aggregate nominal amount of USD 2,304,198
comprising ordinary shares of USD 0.02 each, together with any shares required to satisfy awards under any Employee Shares
scheme  as defined in the Articles ;  Authority expires the earlier of the conclusion of the AGM of the Company to be held in 2011 or
12 AUG 2011
		Management	For	For
S.10
Authorize the Directors, in accordance with Article 2.16 of the
Article to allot, without rights of pre-emption applying, up to a nominal amount of USD 345,630 comprising ordinary shares of
USD 0.02 each, to which Article 2.8 of the Articles would
otherwise apply as they in their absolute discretion see fit in any number of tranches;  Authority expires the earlier of the conclusion of the AGM of the Company to be held in 2011 or 12 AUG 2011 ;
the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry
		Management	For	For
S.11
Authorize the Company to make purchases on a Stock Exchange
within the meaning of Article 57 4  of the Companies Act  Jersey
Law 1991  of ordinary shares in the capital of the Company,
provided that  a  the maximum number of ordinary shares hereby authorized to be purchased is 34,562,965 ordinary shares of USD
0.02 each;  b  the minimum price  exclusive of any expenses
which may be paid for any such share is USD 0.02 per share;  c the maximum price  exclusive of any expenses  which may be
paid for any such share is the higher of:  i  an amount equal to
105% of the average of the middle market quotations for an
ordinary shares taken from the London Stock Exchange Daily
Official List for the five business days immediately preceding the date on which such share is contracted to be purchased CONTD
		Management	For	For
CONTD
CONTD and  ii  an amount equal to the higher of the price of the last-independent trade of an ordinary shares and the highest current independent-bid for an ordinary shares as derived from the
London Stock Exchange Trading-System  "SETS" ; and  Authority
expires the earlier of the conclusion of the-AGM of the Company to be held in 2011 or 12 AUG 2011 ; and the Directors may-allot ordinary shares after the expiry of this authority in pursuance of such-an offer or agreement made prior to such expiry
Non-Voting
S.12
Approve, subject to the passing of Resolution 13 below and prior to the AGM of the Company to held in 2011, a general meeting of the Company, other than an AGM, may be called on not less than
14 clear days' notice
		Management	For	For
S.13	Amend, with effect from the passing of this resolution, the Articles 17, 19.1, 20.2, 21.2, 2.3, 14.1, 14.2, 15.1, 15.3, 20.1, 22, 24, 26 and 92.2 vi of the Association	Management	For	For
14
Amend the rules of the Performance Share Plan  the "PSP" , as shown in the draft rules of the PSP as specified and authorize the
Remuneration Committee of the Board to do all acts and things as may be necessary or expedient to carry such amendments into
effect
		Management	For	For

POWER CORP CDA
Security	739239101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		13-May-2010
ISIN	CA7392391016	Agenda		702414664 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY-FOR RESOLUTIONS "3 AND 4" AND 'IN FAVOR' OR 'ABSTAIN' ONLY FOR RESOLUTION NUM-BERS "1.1 TO 1.19 AND 2". THANK YOU.	Non-Voting
1.1	Election of Mr. Pierre Beaudoin as a Director	Management	For	For
1.2	Election of Mr. Laurent Dassault as a Director	Management	For	For
1.3	Election of Mr. Andre Desmarais as a Director	Management	For	For
1.4	Election of the Hon. Paul Desmarais as a Director	Management	For	For
1.5	Election of Mr. Paul Desmarais, Jr. as a Director	Management	For	For
1.6	Election of Mr. Guy Fortin as a Director	Management	For	For
1.7	Election of Mr. Anthony R. Graham as a Director	Management	For	For
1.8	Election of Mr. Robert Gratton as a Director	Management	For	For
1.9	Election of Mr. Isabelle Marcoux as a Director	Management	For	For
1.10	Election of the Rt. Hon. Donald F. Mazankowski as a Director	Management	For	For
1.11	Election of Mr. Raymond L. McFeetors as a Director	Management	For	For
1.12	Election of Mr. Jerry E.A. Nickerson as a Director	Management	For	For
1.13	Election of Mr. James R. Nininger as a Director	Management	For	For
1.14	Election of Mr. R. Jeffrey Orr as a Director	Management	For	For
1.15	Election of Mr. Robert Parizeau as a Director	Management	For	For
1.16	Election of Mr. Michel Plessis-Belair as a Director	Management	For	For
1.17	Election of Mr. John A. Rae as a Director	Management	For	For
1.18	Election of Mr. Henri-Paul Rousseau as a Director	Management	For	For
1.19	Election of Mr. Emoke J.E. Szathmary as a Director	Management	For	For
2.	Appointment of Deloitte & Touche LLP as the Auditors	Management	For	For
3.	PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL No. 1 Approve to set out in Schedule A to the accompanying management proxy circular	Shareholder	Against	For
4.	PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL No. 2 Approve to set out in Schedule A to the accompanying management proxy circular	Shareholder	Against	For

HANG SENG BANK LTD
Security	Y30327103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		14-May-2010
ISIN	HK0011000095	Agenda		702313254 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	Receive the Audited financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2009	Management	For	For
2.a	Re-elect Dr. John C.C. Chan as a Director, who retires	Management	For	For
2.b	Re-elect Mr. William W. Leung as a Director, who retires	Management	For	For
2.c	Re-elect Dr. Eric K.C. Li as a Director, who retires	Management	For	For
2.d	Re-elect Dr. Vincent H.S. Lo as a Director, who retires	Management	For	For
2.e	Re-elect Mr. Iain J. Mackay as a Director, who retires	Management	For	For
2.f	Re-elect Mrs. Dorothy K.Y.P. Sit as a Director, who retires	Management	For	For
3	Re-appoint KPMG as the Auditors and authorize the Directors of the Company to fix their remuneration	Management	For	For
4
Authorize the Directors of the Company, to purchase shares of the
Company during the relevant period, not exceeding 10% of the aggregate nominal amount of the issued share capital on the
Stock Exchange of Hong Kong Limited or any other Stock
Exchange recognized by the Securities and Futures Commission of Hong Kong and the Stock Exchange of the Hong Kong Limited
under the Hong Kong Code on share repurchases;  Authority
expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM of the
Company is required by the Companies Ordinance to be held
		Management	For	For
5
Authorize the Directors of the Company, pursuant to Section 57B of the Companies Ordinance, to allot, issue and deal with
additional shares in the capital of the Company and make or grant offers, agreements and options during and after the relevant period, not exceeding where the shares to be allotted wholly for cash, 5% and in any event 20% of the aggregate nominal amount of the share capital of the Company, otherwise than pursuant to i)
a rights issue; or ii) the exercise of rights of subscription or conversion under the terms of any warrants issued by the
Company or any securities which are convertible into shares of the Company; or iii) the exercise of options or similar
arrangement; or iv) any scrip dividend or similar arrangement;
Authority expires the earlier of the conclusion of the next AGM of the CONTD
		Management	For	For
-	CONTD Company or the expiration of the period within which the next AGM of-the Company is required by the Companies ordinance to be held	Non-Voting

STANDARD LIFE PLC
Security	G84278103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		14-May-2010
ISIN	GB00B16KPT44	Agenda		702339513 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the annual report and Accounts for 2009	Management	For	For
2	Approve the Directors' remuneration report	Management	For	For
3	Declare a final dividend for 2009	Management	For	For
4	Re-appoint PricewaterhouseCoopers LLP as the Auditors	Management	For	For
5	Authorize the Directors to set the Auditors' fees	Management	For	For
6.A	Re-elect Kent Atkinson	Management	For	For
6.B	Re-elect Baroness McDonagh	Management	For	For
6.C	Re-elect David Nish	Management	For	For
7.A	Election of David Grigson	Management	For	For
7.B	Election of Sheelagh Whittaker	Management	For	For
8	Authorize the Directors to issue further shares	Management	For	For
S.9	Approve to disapply share pre-emption rights	Management	For	For
S.10	Authorize the Company to buy back shares	Management	For	For
11	Approve to provide limited authority to make political donations and to incur political expenditure	Management	For	For
S.12	Approve to allow the Company to call general meetings on 14 days' notice	Management	For	For
S.13	Adopt a new Articles of Association	Management	For	For
14	Approve the new Standard Life Investments Long-Term Incentive Plan	Management	For	For

ALIBABA.COM LTD
Security	G01717100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		14-May-2010
ISIN	KYG017171003	Agenda		702369857 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Receive the audited financial statements together with the Directors' report and the independent Auditor's report for the YE 31 DEC 2009	Management	For	For
2	Re-election of Ma Yun, Jack as a Director	Management	For	For
3	Re-election of Wu Wei, Maggie as a Director	Management	For	For
4	Re-election of Peng Yi Jie, Sabrina as a Director	Management	For	For
5	Re-election of Tsou Kai-Lien, Rose as a Director	Management	For	For
6	Re-election of Niu Gen Sheng as a Director	Management	For	For
7	Authorize the Board of Directors to fix the Directors' remuneration	Management	For	For
8	Re-appoint Auditors and to authorize the Board of Directors to fix their remuneration	Management	For	For
9
Authorize the Directors of the Company pursuant to the Rules
Governing the Listing of Securities on The Stock Exchange of
Hong Kong Limited, during the Relevant Period  as hereinafter defined  of all the powers of the Company to allot, issue and deal with additional shares or securities convertible into shares, or options, warrants or similar rights to subscribe for any shares and to make or grant offers, agreements and options which might
require the exercise of such powers be and is hereby generally and unconditionally approved;  b  the approval in sub-paragraph  a of this resolution shall authorize the Directors of the Company during the Relevant Period to make or grant offers, agreements and options  including warrants, bonds and debentures convertible into shares of the Company  which CONTD..
		Management	For	For
-
CONTD.. would or might require the exercise of such powers after the end of-the Relevant Period; 2  c  the aggregate nominal
amount of share capital-allotted or agreed conditionally or
unconditionally to be allotted  whether-pursuant to an option or otherwise  by the Directors of the Company pursuant-to the
approval in sub-paragraphs  a  and  b  of this resolution,
otherwise-than pursuant to  i  a Rights Issue as hereinafter defined, or  ii  the-exercise of rights of subscription or conversion under the terms of any-warrants issued by Company or any
securities which are convertible into-shares of the Company, or  iii the exercise of options granted under any-option scheme or
similar arrangement for the time being adopted for the grant-or issue to officers and/or employees of the Company and/or any of its-subsidiaries CONTD..
Non-Voting
-
CONTD.. of shares or rights to acquire shares of the Company, or
iv  any-scrip dividend or similar arrangement providing for the allotment and issue-of shares in lieu of the whole or part of a dividend on shares of the Company-in accordance with the
articles of association of the Company, shall not-exceed 10% of the share capital of the Company in issue as of the date of-
passing this resolution, and the said approval shall be limited accordingly;-and  d  for the purposes of this resolution  Authority expires from the-conclusion of the next AGM of the Company; the expiration of the period-within which the next AGM of the
Company is required by the articles of-association of the CONTD..
Non-Voting
-
CONTD.. Company or any applicable laws of the Cayman Islands to be held ; and-the date on which the authority set out in this resolution is revoked or-varied by an ordinary resolution of the shareholders of the Company in-general meeting
Non-Voting
10
Authorize the Directors of the Company during the Relevant
Period of all the powers of the Company to repurchase shares in the capital of the Company on The Stock Exchange of Hong Kong
Limited  the Hong Kong Stock Exchange  or on any other
exchange on which the securities of the Company may be listed and recognized by the Securities and Futures Commission of
Hong Kong and the Hong Kong Stock Exchange for such purpose, and otherwise in accordance with the rules and regulations of the
Securities and Futures Commission of Hong Kong, the Hong Kong
Stock Exchange or of any other stock exchange as amended from time to time and all applicable laws in this regard, be and the same is hereby generally and unconditionally approved;  b  the aggregate nominal amount of CONTD..
		Management	For	For
-
CONTD.. the shares which may be purchased pursuant to the
approval in-sub-paragraph  a  of this resolution shall not exceed
10% of the aggregate-nominal amount of the share capital of the
Company in issue on the date of-passing this resolution and the said approval shall be limited accordingly
Non-Voting
11
Approve the notice convening this meeting being passed, the
aggregate nominal amount of the number of shares which are
repurchased by the Company after the date of the passing of this resolution  up to a maximum of 10% of the aggregate nominal
amount of the share capital of the Company in issue as of the date of this resolution  shall be added to the aggregate nominal amount of share capital that may be allotted or agreed conditionally or unconditionally to be allotted by the Directors of the Company pursuant to resolution set out in the notice convening this meeting
		Management	For	For
12
Authorize the Directors during the Relevant Period  as defined below  of all the powers of the Company to allot, issue and deal with additional shares to be issued under the restricted share unit scheme approved and adopted by the then sole shareholder of
the Company and the Board of Directors of the Company both on
12 OCT 2007 and subsequently amended by our shareholders at
the AGM of the Company held on 05 MAY 2008  the Restricted
Share Unit Scheme ; the aggregate nominal amount of additional shares allotted, issued or dealt with, by the Directors pursuant to the approval in this resolution shall not exceed 37,915,551 shares of the Company; and the purposes of this resolution, Relevant
Period shall have the same meaning as assigned to it under sub-
paragraph of resolution set out in the notice convening this meeting
		Management	For	For

KAZAKHMYS
Security	G5221U108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		14-May-2010
ISIN	GB00B0HZPV38	Agenda		702370595 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the Directors and Auditors reports and the accounts of the Company for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend of 9.0 US cents per ordinary share	Management	For	For
3	Approve the Directors remuneration report for the YE 31 DEC 2009	Management	For	For
4	Re-elect Philip Aiken as a Director, who retires in accordance with the Company's Articles of Association	Management	For	For
5	Re-elect Simon Heale as a Director, who retires in accordance with the Company's Articles of Association	Management	For	For
6	Re-elect David Munro as a Director, who retires in accordance with the Company's Articles of Association	Management	For	For
7	Election of Clinton Dines as a Director	Management	For	For
8	Re-appoint Ernst & Young LLP as the Auditors of the Company until the conclusion of the next general meeting at which accounts are laid before the Company	Management	For	For
9	Authorize the Directors to set the remuneration of the Auditors	Management	For	For
10
Authorize the Directors of the Company, pursuant to and in
accordance with Section 551 of the Companies Act 2006 [the
2006 Act] to allot share or grant rights to subscribe for or to convert any security into shares: a) up to a nominal amount of
GBP 35,682,689; b) comprising equity securities [as defined in
Section 560[1] of the 2006 Act] up to a further nominal amount of
GBP 35,682,689 in connection with an offer by way of rights issue;
such authorities to apply in substitution for all previous authorities pursuant to Section 80 of the Companies Act 1985; [Authority expires at the conclusion of the next AGM or on 30 JUN 2011], whichever is the earlier, so that the Company may make offers and enter into agreements during the relevant period which would or might, require shares to be allotted or rights to subscribe for or to convert any security into shares to be granted after the authority ends; for the purpose of this Resolution rights issue means an offer to: i) ordinary shareholders in proportion [as nearly
		Management	For	For
S.11
Authorize the Directors of the Company, subject to passing of
Resolution 10 opposite, to allot equity securities [as defined in
Section 560[1] of the 2006 Act] wholly for cash: a) pursuant to the authority given by paragraph [a] of Resolution 10 opposite or where the allotment of equity securities by virtue of Section 560[3]
of the 2006 Act in each case: [1] in connection with a pre-emptive offer and [2] otherwise than in a connection with a pre-emptive offer, up to an aggregate nominal amount of GBP 5,352,403; and
b) pursuant to the authority given by paragraph [b] of Resolution
10 opposite in connection with a rights issue, as if section 561[1]
of the 2006 Act did not apply to any such allotment; [Authority expires at the conclusion of the next AGM or on 30 JUN 2011], whichever is the earlier, so that the Company may make offers and enter into agreements during this period which would, or might, require equity securities to be allotted after the power ends and the Board may allot equity securities under any
		Management	For	For
S.12
Authorize the Directors of the Company for the purposes of
Section 701 of the Companies Act 2006 [the 2006 Act] to make one or more market purchases [within the meaning of Section
693[4] of the 2006 Act] of ordinary shares of 20 pence each in the capital of the Company provided that: [12.1] the maximum
aggregate number of ordinary shares authorized to be purchased is GBP 53,524,033; [12.2] the minimum price which may be paid for an ordinary share is 20 pence per ordinary share [12.3] the maximum price which may be paid for an ordinary share is an
amount equal to the higher of [a] 105%of the average of the
closing price of the Company's ordinary shares as derived from the London Stock Exchange Daily official list for the 5 business days immediately preceding the day on which such ordinary share is contracted to be purchased or [b] the higher of the price of the last independent trade and the highest current bid as stipulated by
Article 5[1] of Commission Regulation [EC] 22 DEC 2003
implementing the market abus
		Management	For	For
13
Approve the rules of the Kazakhmys UK Sharesave Plan 2010
[the UK Sharesave Plan] the main features of which are
summarized in appendix 1 of this notice of AGM and which are produced to the meeting and initialled by the Chairman for the purposes of identification be approved; and authorize the
Directors to make such modifications to the UK Sharesave Plan as they may consider necessary to take account of the
requirements of HM Revenue & Customs, the financial Services authority and best practice, and to adopt the UK Sharesave Plan as so modified and to do all acts and things necessary to
implement and operate the UK Sharesave Plan
		Management	For	For
14
Approve the rules of the Kazakhmys International Sharesave Plan
2010 [the International Sharesave Plan] the main features of which are summarized in appendix 1 of this notice of AGM and which are produced to the meeting and initialled by the Chairman for the purposes of identification be approved; a) make such modifications to the international Sharesave Plan as they may consider necessary to take account of the requirements of the financial services authority and best practice, and to adopt the
International Sharesave Plan as so modified and to do all acts and things necessary to implement and operate the International
Sharesave Plan; and b) establish further schedules or plans
based on the International Sharesave Plan which will be for the benefit of overseas employees, but subject to such modifications as they may consider necessary to take account of the applicable tax, exchange control, financial regulations or securities laws in overseas territories, provided that any ordinary shares of the
Company made
		Management	For	For
15
Approve the rules and trust deed of the Kazakhmys UK Share
Incentive Plan 2010 [the UK SIP] the main features of which are summarized in appendix 1 of this notice of AGM and which are produced to the meeting and initialled by the Chairman for the purposes of identification; authorize the Directors to make such modifications to the UK SIP as they may consider necessary to take account of the requirements of HM Revenue & Customs, the
Financial Services Authority and best practice, and to adopt the
UK SIP as so modified and to do all acts and things necessary to implement and operate the UK SIP
		Management	For	For
16
Approve the rules of the Kazakhmys International Share Incentive
Plan 2010 [the International SIP] the main features of which are summarized in appendix 1 of this notice of AGM and which are produced to the meeting and initialled by the Chairman for the purposes of identification be approved; authorize the Directors, to make such modifications to the International SIP as they may consider necessary to take account of the requirements of the financial services authority and best practice, and to adopt the
International SIP as so modified and to do all acts and things necessary to implement and operate the International SIP; and b)
establish further schedules or plans based on the International
SIP which will be for the benefit of overseas employees, but subject to such modifications as they may consider necessary to take account of the applicable tax, exchange control, financial regulations or securities laws in overseas territories, provided that any ordinary shares of the Company made available under such fu
		Management	For	For
17
Approve the rules and amendments to the rules of the Kazakhmys
Long Term Incentive Plan 2007 [the LTIP] to grant future awards under the LTIP over new issue shares and treasury shares and permitting the Company to grant awards to executive Directors as described and summarized in appendix II of this notice of AGM and which are produced in draft to this meeting and initialled by the Chairman for the purposes of identification be approved
		Management	For	For
18
Approve the rules and amendments to the rules Kazakhmys UK
Executive Share Option Plan [the ESOP] to grant options under the ESOP over new issue shares and treasury shares and
permitting the Company to grant options to executive Directors as described and summarized in appendix II of this notice of AGM and which are produced in draft to this meeting and initialled by the Chairman for the purposes of identification be approved; to make such modifications to the Rules of ESOP which are
necessary to take account of the requirements of HM Revenue &
Customs, the Financial Services Authority and best practice
		Management	For	For
S.19	Approve the permit calling of general meeting other than an AGM on not less than 14 clear days notice	Management	For	For
S.20
Adopt the Articles of Association produced to the meeting and initialled by the Chairman for the purposes of identification in substitution for, and to the exclusion of, the existing Articles of
Association of the Company, with effect from the conclusion of the meeting
		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGES
IN TEXT OF RESOLUTIONS 11,-14, 16, 17 AND 18. IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
RETUR-N THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THANK-YOU.
Non-Voting

COCA-COLA AMATIL LTD
Security	Q2594P146	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		14-May-2010
ISIN	AU000000CCL2	Agenda		702385724 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
VOTING EXCLUSIONS APPLY TO THIS MEETING FOR
PROPOSAL 4 AND VOTES CAST BY ANY-INDIVIDUAL OR
RELATED PARTY WHO BENEFIT FROM THE PASSING OF
THE PROPOSAL/S-WILL BE DISREGARDED. HENCE, IF YOU
HAVE OBTAINED BENEFIT OR DO EXPECT TO-OBTAIN
FUTURE BENEFIT YOU SHOULD NOT VOTE  OR VOTE
"ABSTAIN"  FOR THE-RELEVANT PROPOSAL ITEMS.
Non-Voting
1	Discussion of the accounts for the YE 31 DEC 2009 and the reports of the-Directors and Auditor	Non-Voting
2	Adopt the remuneration report contained within the accounts for the YE 31 DEC 2009	Management	For	For
3.a	Re-elect Ms. Jillian Broadbent, AO as a Director, who retires in accordance with Article 6.3(b) of the Constitution	Management	For	For
3.b	Re-elect Mr. Geoffrey Kelly as a Director, who retires in accordance with Article 6.3(b) of the Constitution	Management	For	For
3.c	Re-elect Mr. Martin Jansen as a Director, who retires in accordance with Article 6.3(i) of the Constitution	Management	For	For
4
Approve to permit the Directors to invite Mr. T. J. Davis to participate in the Coca-Cola Amatil Limited 2010-2012 Long Term
Incentive Share Plan by offering him rights to acquire up to
247,844 fully paid ordinary shares in the Company in the manner as specified
		Management	For	For

SANOFI-AVENTIS, PARIS
Security	F5548N101	Meeting Type		MIX
Ticker Symbol		Meeting Date		17-May-2010
ISIN	FR0000120578	Agenda		702297931 - Management
Item	Proposal	Type	Vote		For/Against Management
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:  Proxy Cards: Voting-instructions will be forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE	Non-Voting
1	Approve the company's accounts for FY 2009	Management	For		For
2	Approve the consolidated accounts for FY 2009	Management	For		For
3	Approve the allocation of the result, setting of the dividend	Management	For		For
4	Approve the special report by the Statutory Auditors on accounts prepared in accordance with Article L.225-40 of the Code de Commerce	Management	For		For
5	Ratify the co-opting Mr. Serge Weinberg as a Director	Management	For		For
6	Approve the non-renewal of a Director's appointment/Nomination Mr. Jean-Marc Bruel/ Mrs. Catherine Brechignac as a Director	Management	For		For
7	Approve the renewal of Director's appointment Mr. Robert Castaigne	Management	For		For
8	Approve the renewal of a Director's appointment of Lord Douro	Management	For		For
9	Approve the renewal of a Director's appointment of Mr. Christian Mulliez	Management	For		For
10	Approve the renewal of a Director's appointment of Mr. Christopher Viehbacher	Management	For		For
11	Authorize the Board of Directors to trade in the Company's shares	Management	For		For
E.12	Amend the Article 11 of the Articles of Association	Management	For		For
E.13	Grant powers to accomplish the necessary formalities	Management	For		For

ROYAL & SUN ALLIANCE INS GROUP PLC
Security	G7705H116	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		17-May-2010
ISIN	GB0006616899	Agenda		702364162 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Adopt the 2009 annual report and accounts	Management	For	For
2	Declare a final dividend	Management	For	For
3	Re-elect George Culmer	Management	For	For
4	Re-elect Simon Lee	Management	For	For
5	Re-elect Noel Harwerth	Management	For	For
6	Re-elect Malcolm Le May	Management	For	For
7	Re-elect Edward Lea	Management	For	For
8	Re-elect John Maxwell	Management	For	For
9	Re-appoint Deloitte LLP as the Auditors	Management	For	For
10	Approve to determine the Auditors remuneration	Management	For	For
11	Approve the Directors remuneration report	Management	For	For
S.12	Adopt the new Articles of Association	Management	For	For
S.13	Approve the notice period for general meetings	Management	For	For
14	Grant authority for the Group to make donations to political parties independent election candidates and political organisations and to incur political expenditure	Management	For	For
15	Approve to permit the Directors to allot further shares	Management	For	For
S.16	Approve to relax the restrictions which normally apply when ordinary shares are issued for cash	Management	For	For
S.17	Authorize the Company to buy back up to 10% of issued ordinary shares	Management	For	For

TELE2 AB, STOCKHOLM
Security	W95878117	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	17-May-2010
ISIN	SE0000314312	Agenda		702374771 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
CMMT	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID-VOTE OPTION. THANK YOU	Non-Voting
1	Election of the lawyer, Wilhelm L ning, as the Chairman of the AGM	Management	For	For
2	Approve the voting list	Management	For	For
3	Approve the agenda	Management	For	For
4	Election of one or two persons to check and verify the Minutes	Management	For	For
5	Approve to determine whether the AGM has been duly convened	Management	For	For
6	Presentation of annual report, the Auditors' report and the consolidated-financial statements and the Auditors' report on the consolidated financial-statements	Non-Voting
7	Adoption of the income statement and balance sheet and of the consolidated income statement and the consolidated balance sheet	Management	For	For
8
Approve an ordinary dividend of SEK 3.85 per share and an
extraordinary dividend of SEK 2 per share, in total SEK 5.85 per share; that the record date is to be Thursday 20 MAY 2010; and
the dividend is estimated to be paid out by Euroclear Sweden on
25 MAY 2010
		Management	For	For
9	Grant discharge, from liability, to the Board of Directors and the Chief Executive Officer	Management	For	For
10	Approve that the Board of Directors shall consist of eight Directors without Deputy Directors	Management	For	For
11
Approve that the fixed remuneration for each Director of the Board for the period until the close of the next AGM shall be unchanged;
due to the elimination of the Vice Chairman role on the Board, however, the total Board remuneration shall be decreased from
SEK 5,125,000 to SEK 4,975,000, for the period until the close of the next AGM, of which SEK 1,200,000 shall be allocated to the
Chairman of the Board, SEK 450,000 to each of the Directors and total SEK 625,000 for the work in the committees of the Board of
		Management	For	For

Directors; for the work within the Audit Committee SEK 200,000 shall be allocated to the Chairman and SEK 100,000 to each of the other three Audit Members; for work within the Remuneration
Committee SEK 50,000 shall be allocated to the Chairman and
SEK 25,000 to each of the other three Members; and that the
remuneration to the Auditor shall be paid in accordance with approved invoices

12
Re-elect Mia Brunell Livfors, John Hepburn, Mike Parton, John
Shakeshaft, Cristina Stenbeck and Jere Calmes and election of
Lars Berg and Erik Mitteregger as the Board Members; and
election of Mike Parton as the Chairman of the Board of Directors
		Management	For	For
13	Approve the procedure of the nomination committee	Management	For	For
14	Approve the guidelines for the remuneration to the Senior Executives	Management	For	For
15.a	Adopt a performance based incentive programme (the "Plan")	Management	For	For
15.b	Approve that a maximum of 1,180,000 Class C shares held by the Company after reclassification into Class B shares may be transferred to participants in accordance with the terms of the Plan	Management	For	For
16
Authorize the Board of Directors, on one or more occasions for the period up until the next AGM, to repurchase so many Class A
and/or Class B shares that the Company's holding does not at any time exceed 10% of the total number of shares in the Company;
the repurchase of shares shall take place on the NASDAQ OMX
Stockholm and may only occur at a price within the share price interval registered at that time, where share price interval means the difference between the highest buying price and lowest selling price; CONTD
		Management	For	For
CONT
CONTD and authorize the Board of Directors, on one or more
occasions for the-period up until the next AGM, to transfer the
Company's own Class A and/or-Class B shares on the NASDAQ
OMX Stockholm or in connection with an-acquisition of companies or businesses; the transfer of shares on the NASDAQ-OMX
Stockholm may only occur at a price within the share price
interval-registered at that time; the authorization includes the right to resolve on-disapplication of the preferential rights of
shareholders and that payment-shall be able to be made in other forms than cash
Non-Voting
17	Closing of the meeting	Non-Voting

EDF S A
Security	F2940H113	Meeting Type		MIX
Ticker Symbol		Meeting Date	18-May-2010
ISIN	FR0010242511	Agenda		702286077 - Management
Item	Proposal	Type	Vote	For/Against Management
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:  Proxy Cards: Voting-instructions will be forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0308/201003081000575.pdf	Non-Voting
1	Approve the annual accounts for the year ending 31 DEC 2009	Management	For	For
2	Approve the consolidated accounts for the year ending 31 DEC 2009	Management	For	For
3	Approve the allocation of the result for the year ending 31 DEC 2009, as stated in the annual accounts, and setting of the dividend	Management	For	For
4	Approve the agreements specified in Article L. 225-38 of the Code du Commerce Commercial Code	Management	For	For
5	Approve the additional Directors' attendance fees allocated to the Board of Directors for the year 2009	Management	For	For
6	Approve the Directors' attendance fees allocated to the Board of Directors	Management	For	For
7	Authorize the Board of Directors to operate on Company shares	Management	For	For
E.8	Authorize the Board of Directors to issue shares or tangible assets maintaining shareholders' preferential subscription rights	Management	For	For
E.9	Authorize the Board of Directors to issue, through public offers, shares or tangible assets with suppression of shareholders' preferential subscription rights	Management	For	For
E.10
Authorize the Board of Directors to issue, through public offers as specified in Article L. 411-2 II of the Code Monetaire et Financier
Monetary and Financial Code , shares or tangible assets with suppression of shareholders' preferential subscription rights
		Management	For	For
E.11	Authorize the Board of Directors to increase the number of securities to be issued in the event of an increase in capital stock with or without a preferential subscription right	Management	For	For
E.12	Authorize the Board of Directors to increase capital stock by incorporating reserves, profits, premia or other sums whose capitalization is permitted	Management	For	For
E.13	Authorize the Board of Directors to increase capital stock in payment for a public exchange offer initiated by the Company	Management	For	For
E.14	Authorize the Board of Directors to increase capital stock to remunerate contributions in kind given to the Company	Management	For	For
E.15	Authorize the Board of Directors to increase capital stock to the benefit of members of the savings plan	Management	For	For
E.16	Authorize the Board of Directors to reduce capital stock	Management	For	For
E.17	Grant powers for formalities	Management	For	For

BAYERISCHE MOTORENWERKE AG BMW, MUENCHEN
Security	D12096109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-May-2010
ISIN	DE0005190003	Agenda		702320754 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS USUAL
THANK YOU
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS 27 APR 2010, WHEREAS-THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
GE-RMAN LAW. THANK YOU
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY wit-h the report of the Supervisory Board, the group financial statements and annu-al report, and the report pursuant to
Sections 289[4] and 315[4] of the German-Commercial Code
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
197,185,418.64 as follows: payment of a dividend of EUR 0.30 per ordinary share Payment of a dividend of EUR 0.32 per preference share Ex-dividend and payable date: 19 MAY 2010
		Management	For	For
3.	Ratification of the acts of the Board of Managing Directors	Management	For	For
4.	Ratification of the acts of the Supervisory Board	Management	For	For
5.	Appointment of Auditors for the 2010 FY: KPMG AG, Berlin	Management	For	For
6.	Election of Henning Kagermann to the Supervisory Board	Management	For	For
7.
Amendments to the Articles of Association in connection with the
Shareholder Rights Directive Implementation Law [ARUG] Section
17 shall be amended to reflect the permissibility of absentee voting and the facilitation of proxy voting
		Management	For	For
8.	Approval of the compensation system for the Board of Managing Directors, to be explained in detail at the shareholders meeting	Management	For	For
9.
Resolution on the update of the profit transfer agreements with the
Companys subsidiaries Bavaria Wirtschaftsagentur GmbH, BMW
Anlagen Verwaltungs GmbH, BMW Bank GmbH, BMW
Fahrzeugtechnik GmbH, BMW Forschung und Technik GmbH,
BMW INTEC Be teiligungs GmbH, BMW Leasing GmbH, BMW M
GmbH Gesellschaft fuer individuelle Automobile, and BMW
Verwaltungs GmbH
		Management	For	For

ROYAL DUTCH SHELL PLC
Security	G7690A100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-May-2010
ISIN	GB00B03MLX29	Agenda		702361217 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the Company's annual accounts for the FYE 31 DEC 2009, together with the Directors' report and the Auditors' report on those accounts	Management	For	For
2.	Approve the remuneration report for the YE 31 DEC 2009, set out in the annual report and accounts 2009 and summarized in the annual review and Summary financial Statements 2009	Management	For	For
3.	Appointment of Charles O. Holliday as a Director of the Company with effect from 01 SEP 2010	Management	For	For
4.	Re-appointment of Josef Ackermann as a Director of the Company	Management	For	For
5.	Re-appointment of Malcolm Brinded as a Director of the Company	Management	For	For
6.	Re-appointment Simon Henry as a Director of the Company	Management	For	For
7.	Re-appointment Lord Kerr of Kinlochard as a Director of the Company	Management	For	For
8.	Re-appointment Wim Kok as a Director of the Company	Management	For	For
9.	Re-appointment of Nick Land as a Director of the Company	Management	For	For
10.	Re-appointment of Christine Morin-Postel as a Director of the Company	Management	For	For
11.	Re-appointment of Jorma Ollila as a Director of the Company	Management	For	For
12.	Re-appointment of Jeroen van der Veer as a Director of the Company	Management	For	For
13.	Re-appointment of Peter Voser as a Director of the Company	Management	For	For
14.	Re-appointment of Hans Wijers as a Director of the Company	Management	For	For
15.	Re-appointment of PricewaterhouseCoopers LLP as the Auditors of the Company	Management	For	For
16.	Authorize the Board to settle the remuneration of the Auditors for 2010	Management	For	For
17.
Authorize the Board, in substitution for all subsisting authorities, to allot shares in the Company and to grant rights to subscribe for or convert any security into shares in the Company up to a nominal amount of EUR 145 million; [Authority expires at the earlier of the end of next year's AGM or the close of business on 18 AUG
2011]; but, in each case, during this period the Company may make offers and enter into agreements which would, or might, require shares to be allotted or rights to subscribe for or convert securities into shares to be granted after the authority ends and the Board may allot shares or grant rights to subscribe for or convert securities into shares under any such offer or agreement as if the authority had not ended
		Management	For	For
S.18
Authorize the Board, that if Resolution 17 is passed, to allot equity securities (as defined in the Companies Act 2006) for cash under the authority given by that resolution and/or to sell ordinary shares held by the Company as treasury shares for cash as if Section
561 of the Companies Act 2006 did not apply to any such
allotment or sale, such power to be limited: (A) to the allotment of equity securities and sale of treasury shares for cash in
		Management	For	For

connection with an offer of, or invitation to apply for, equity securities: (i) to ordinary shareholders in proportion (as nearly as may be practicable) to their existing holdings; and (ii) to holders of other equity securities, as required by the rights of those securities or, as the Board otherwise considers necessary, and so that the
Board may impose any limits or restrictions and make any
arrangements which it considers necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, or legal or practical problems arising in any overseas territory, the requirements of any regulatory body or stock exchange or any other matter whatsoever; and (B) in the case of the authority granted under Resolution 17 and/or in the case of any sale of treasury shares for cash, to the allotment (otherwise than under paragraph (A) above) of equity securities or sale of treasury shares up to a nominal amount of EUR 21 million; [Authority
expires at the earlier of the end of next year's AGM or the close of business on 18 AUG 2011]; but, in each case, during this period the Company may make offers and enter into agreements which
would, or might, require equity securities to be allotted (and treasury shares to be sold) after the power ends, and the Board may allot equity securities (and sell treasury shares) under any such offer or agreement as if the power had not ended

S.19
Authorize the Company, for the purposes of Section 701 of the
Companies Act 2006 to make one or more market purchases (as
defined in Section 693(4) of the Companies Act 2006) of its
ordinary shares of EUR 0.07 each ("Ordinary Shares"), such
power to be limited: (A) to a maximum number of 624 million
Ordinary Shares; (B) by the condition that the minimum price which may be paid for an Ordinary Share is EUR 0.07 and the
maximum price which may be paid for an Ordinary Share is the higher of: (i) an amount equal to 5% above the average market value of an Ordinary Share for the five business days immediately preceding the day on which that Ordinary Share is contracted to be purchased; and (ii) the higher of the price of the last
independent trade and the highest current independent bid on the trading venues where the purchase is carried out, in each case, exclusive of expenses; [Authority expires at the earlier of the end of next year's AGM or the close of business on 18 AUG 2011]; but in each case so that the Company may enter into a contract to purchase Ordinary Shares which will or may be completed or
executed wholly or partly after the power ends and the Company may purchase Ordinary Shares pursuant to any such contract as if the power had not ended
		Management	For	For
20.
Authorize the Directors, pursuant Article 129 of the Company's
Articles of Association, to offer ordinary shareholders (excluding any shareholder holding shares as treasury shares) the right to choose to receive extra ordinary shares, credited as fully paid up, instead of some or all of any cash dividend or dividends which may be declared or paid at any time after the date of the passing of this resolution and prior to or on 18 MAY 2015
		Management	For	For
21.
Authorize the Company, in accordance with Section 366 of the
Companies Act 2006 and in substitution for any previous
authorities given to the Company (and its subsidiaries), (and all companies that are subsidiaries of the Company at any time
during the period for which this resolution has effect) to: (A) make political donations to political organisations other than political parties not exceeding GBP 200,000 in total per annum; and (B)
incur political expenditure not exceeding GBP 200,000 in total per
		Management	For	For

annum; [Authority expires at the earlier of beginning with the date of the passing of this resolution and ending on 30 JUN 2011 or at the conclusion of the next AGM of the Company]; in this
resolution, the terms "political donation", "political parties",
"political organisation" and "political expenditure" have the meanings given to them by Sections 363 to 365 of the Companies
Act 2006

S.22
Amend the Articles of Association of the Company by deleting all the provisions of the Company's Memorandum of Association
which, by virtue of Section 28 of the Companies Act 2006, are to be treated as provisions of the Company's Articles of Association;
and adopt the Articles of Association of the Company produced to the meeting and as specified, in substitution for, and to the exclusion of, the existing Articles of Association
		Management	For	For
S.23
PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER
PROPOSAL: Approve in order to address our concerns for the
long term success of the Company arising from the risks
associated with oil sands, we as shareholders of the Company direct that the Audit Committee or a Risk Committee of the Board commissions and reviews a report setting out the assumptions made by the Company in deciding to proceed with oil sands
projects regarding future carbon prices, oil price volatility, demand for oil, anticipated regulation of greenhouse gas emissions and legal and reputational risks arising from local environmental damage and impairment of traditional livelihoods the findings of the report and review should be reported to investors in the
Business Review section of the Company's Annual Report
presented to the AGM in 2011
		Shareholder	Against	For

ROYAL DUTCH SHELL PLC
Security	G7690A118	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-May-2010
ISIN	GB00B03MM408	Agenda		702361229 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the Company's annual accounts for the FYE 31 DEC 2009, together with the Directors' report and the Auditors' report on those accounts	Management	For	For
2.	Approve the remuneration report for the YE 31 DEC 2009, set out in the annual report and accounts 2009 and summarized in the annual review and Summary financial Statements 2009	Management	For	For
3.	Appointment of Charles O. Holliday as a Director of the Company with effect from 01 SEP 2010	Management	For	For
4.	Re-appointment of Josef Ackermann as a Director of the Company	Management	For	For
5.	Re-appointment of Malcolm Brinded as a Director of the Company	Management	For	For
6.	Re-appointment Simon Henry as a Director of the Company	Management	For	For
7.	Re-appointment Lord Kerr of Kinlochard as a Director of the Company	Management	For	For
8.	Re-appointment Wim Kok as a Director of the Company	Management	For	For
9.	Re-appointment of Nick Land as a Director of the Company	Management	For	For
10.	Re-appointment of Christine Morin-Postel as a Director of the Company	Management	For	For
11.	Re-appointment of Jorma Ollila as a Director of the Company	Management	For	For
12.	Re-appointment of Jeroen van der Veer as a Director of the Company	Management	For	For
13.	Re-appointment of Peter Voser as a Director of the Company	Management	For	For
14.	Re-appointment of Hans Wijers as a Director of the Company	Management	For	For
15.	Re-appointment of PricewaterhouseCoopers LLP as the Auditors of the Company	Management	For	For
16.	Authorize the Board to settle the remuneration of the Auditors for 2010	Management	For	For
17.
Authorize the Board, in substitution for all subsisting authorities, to allot shares in the Company and to grant rights to subscribe for or convert any security into shares in the Company up to a nominal amount of EUR 145 million; [Authority expires at the earlier of the end of next year's AGM or the close of business on 18 AUG
2011]; but, in each case, during this period the Company may make offers and enter into agreements which would, or might, require shares to be allotted or rights to subscribe for or convert securities into shares to be granted after the authority ends and the Board may allot shares or grant rights to subscribe for or convert securities into shares under any such offer or agreement as if the authority had not ended
		Management	For	For
S.18
Authorize the Board, that if Resolution 17 is passed, to allot equity securities (as defined in the Companies Act 2006) for cash under the authority given by that resolution and/or to sell ordinary shares held by the Company as treasury shares for cash as if Section
561 of the Companies Act 2006 did not apply to any such
allotment or sale, such power to be limited: (A) to the allotment of equity securities and sale of treasury shares for cash in
		Management	For	For

connection with an offer of, or invitation to apply for, equity securities: (i) to ordinary shareholders in proportion (as nearly as may be practicable) to their existing holdings; and (ii) to holders of other equity securities, as required by the rights of those securities or, as the Board otherwise considers necessary, and so that the
Board may impose any limits or restrictions and make any
arrangements which it considers necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, or legal or practical problems arising in any overseas territory, the requirements of any regulatory body or stock exchange or any other matter whatsoever; and (B) in the case of the authority granted under Resolution 17 and/or in the case of any sale of treasury shares for cash, to the allotment (otherwise than under paragraph (A) above) of equity securities or sale of treasury shares up to a nominal amount of EUR 21 million; [Authority
expires at the earlier of the end of next year's AGM or the close of business on 18 AUG 2011]; but, in each case, during this period the Company may make offers and enter into agreements which
would, or might, require equity securities to be allotted (and treasury shares to be sold) after the power ends, and the Board may allot equity securities (and sell treasury shares) under any such offer or agreement as if the power had not ended

S.19
Authorize the Company, for the purposes of Section 701 of the
Companies Act 2006 to make one or more market purchases (as
defined in Section 693(4) of the Companies Act 2006) of its
ordinary shares of EUR 0.07 each ("Ordinary Shares"), such
power to be limited: (A) to a maximum number of 624 million
Ordinary Shares; (B) by the condition that the minimum price which may be paid for an Ordinary Share is EUR 0.07 and the
maximum price which may be paid for an Ordinary Share is the higher of: (i) an amount equal to 5% above the average market value of an Ordinary Share for the five business days immediately preceding the day on which that Ordinary Share is contracted to be purchased; and (ii) the higher of the price of the last
independent trade and the highest current independent bid on the trading venues where the purchase is carried out, in each case, exclusive of expenses; [Authority expires at the earlier of the end of next year's AGM or the close of business on 18 AUG 2011]; but in each case so that the Company may enter into a contract to purchase Ordinary Shares which will or may be completed or
executed wholly or partly after the power ends and the Company may purchase Ordinary Shares pursuant to any such contract as if the power had not ended
		Management	For	For
20.
Authorize the Directors, pursuant Article 129 of the Company's
Articles of Association, to offer ordinary shareholders (excluding any shareholder holding shares as treasury shares) the right to choose to receive extra ordinary shares, credited as fully paid up, instead of some or all of any cash dividend or dividends which may be declared or paid at any time after the date of the passing of this resolution and prior to or on 18 MAY 2015
		Management	For	For
21.
Authorize the Company, in accordance with Section 366 of the
Companies Act 2006 and in substitution for any previous
authorities given to the Company (and its subsidiaries), (and all companies that are subsidiaries of the Company at any time
during the period for which this resolution has effect) to: (A) make political donations to political organisations other than political parties not exceeding GBP 200,000 in total per annum; and (B)
incur political expenditure not exceeding GBP 200,000 in total per
		Management	For	For

annum; [Authority expires at the earlier of beginning with the date of the passing of this resolution and ending on 30 JUN 2011 or at the conclusion of the next AGM of the Company]; in this
resolution, the terms "political donation", "political parties",
"political organisation" and "political expenditure" have the meanings given to them by Sections 363 to 365 of the Companies
Act 2006

S.22
Amend the Articles of Association of the Company by deleting all the provisions of the Company's Memorandum of Association
which, by virtue of Section 28 of the Companies Act 2006, are to be treated as provisions of the Company's Articles of Association;
and adopt the Articles of Association of the Company produced to the meeting and as specified, in substitution for, and to the exclusion of, the existing Articles of Association
		Management	For	For
S.23
PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER
PROPOSAL: Approve in order to address our concerns for the
long term success of the Company arising from the risks
associated with oil sands, we as shareholders of the Company direct that the Audit Committee or a Risk Committee of the Board commissions and reviews a report setting out the assumptions made by the Company in deciding to proceed with oil sands
projects regarding future carbon prices, oil price volatility, demand for oil, anticipated regulation of greenhouse gas emissions and legal and reputational risks arising from local environmental damage and impairment of traditional livelihoods. The findings of the report and review should be reported to investors in the
Business Review section of the Company’s Annual Report
presented to the AGM in 2011
		Shareholder	Against	For

NEXT PLC
Security	G6500M106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-May-2010
ISIN	GB0032089863	Agenda		702366433 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Adopt the accounts and reports of the Directors and Auditors	Management	For	For
2	Approve the remuneration report	Management	For	For
3	Declare a final ordinary dividend of 47p per share	Management	For	For
4	Re-elect Steve Barber as a Director	Management	For	For
5	Re-elect David Keens as a Director	Management	For	For
6	Re-appoint Ernst and Young as the Auditors and authorize the Directors to set their remuneration	Management	For	For
7	Approve the next 2010 Share Matching Plan	Management	For	For
8	Grant authority to allot shares	Management	For	For
S.9	Grant authority to disappy pre-emption rights	Management	For	For
S.10	Grant authority for on-market purchase of own shares	Management	For	For
S.11	Grant authority to enter into programme agreements with each of Goldman Sachs International, UBS AG, Deutsche Bank AG and Barclays Bank PLC	Management	For	For
S.12	Approve and adopt the new Articles of Association	Management	For	For
S.13	Grant authority to the calling of general meetings other than AGMs on 14 clear days' notice	Management	For	For

CHINA PETROLEUM & CHEMICAL CORP SINOPEC
Security	Y15010104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-May-2010
ISIN	CNE1000002Q2	Agenda		702412963 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-FOR ALL RESOLUTIONS. THANKS YOU.	Non-Voting
1.	Receive the report of the Board of Directors of Sinopec Corporation for the Year 2009	Management	For	For
2.	Receive the report of the Board of Supervisors of Sinopec Corporation for the Year 2009	Management	For	For
3.	Approve the audited accounts and audited consolidated accounts of Sinopec Corporation for the YE 31 DEC 2009	Management	For	For
4.	Approve the Plan for allocating any surplus common reserve funds at an amount of RMB 20 billion from the after-tax profits	Management	For	For
5.	Approve the Profit Distribution Plan for the YE 31 DEC 2009	Management	For	For
6.	Authorize the Board of Directors of Sinopec Corporation [the ''Board of Directors''] to determine the interim Profit Distribution Plan of Sinopec Corporation for 2009	Management	For	For
7.	Re-appoint KPMG Huazhen and KPMG as the Domestic and Overseas Auditors of Sinopec Corporation for the year 2010, respectively, and authorize the Board of Directors to determine their remunerations	Management	For	For
8.	Approve the proposal in respect of the acquisition of certain equity interest and loans held by Sinopec International Petroleum Exploration and Production Corporation	Management	For	For
S.9
Authorize the Board of Directors, pursuant to the relevant
regulations, within the maximum balance of the issuable bonds, namely after issuance, the relevant accumulative debt financing instruments balance shall not exceed 40% of the latest total audited net assets of Sinopec Corporation, to determine issuance of debt financing instruments, including but not limited to short term financial instruments, mid-term financial notes and corporate bonds; to determine the terms and conditions and all other matters in relation to the issuance of such debt financing instrument[s]
based on the needs of Sinopec Corporation and the market
conditions, including without limitation to the determination of the actual value, interest rate, term, targeted group and use of proceeds of the bond[s] subject to the aforementioned limits, as well as to the production, execution and disclosure of all
necessary documents thereof [Authority expires at the completion of next AGM of Sinopec Corporation]
		Management	For	For
S10.A	Approve type of securities to be issued	Management	For	For
S10.B	Approve an issuance size	Management	For	For
S10.C	Approve nominal value and issue price	Management	For	For
S10.D	Approve the term	Management	For	For
S10.E	Approve the interest rate	Management	For	For
S10.F	Approve the method and timing of interest payment	Management	For	For
S10.G	Approve the conversion period	Management	For	For
S10.H	Approve the determination and adjustment of conversion price	Management	For	For
S10.I	Approve the downward adjustment to conversion price	Management	For	For
S10.J	Approve the conversion method of fractional share	Management	For	For
S10.K	Approve the terms of redemption	Management	For	For
S10.L	Approve the terms of sale back	Management	For	For
S10.M	Approve the dividend rights of the year of conversion	Management	For	For
S10.N	Approve the method of issuance and target subscribers	Management	For	For
S10.O	Approve the subscription arrangement for existing shareholders	Management	For	For
S10.P	Approve the CB Holders and bondholder meetings	Management	For	For
S10.Q	Approve the use of proceeds from the issuance of the Convertible Bonds	Management	For	For
S10.R	Approve the guarantee	Management	For	For
S10.S	Approve the validity period of the resolutions in relation to the issuance of the convertible bonds	Management	For	For
S10.T	Approve the matters relating to authorization in relation to the issuance of the convertible bonds	Management	For	For
S10.U	Approve the Feasibility Analysis Report on the use of proceeds from the issuance of the convertible bonds	Management	For	For
S10.V	Receive the report on the use of proceeds from last issuance of securities	Management	For	For
S.11
Authorize the Board of Directors of Sinopec Corporation a general mandate to issue new shares: in order to grant discretion to the
Board of Directors on the flexibility of issuance of new shares, to allot issue and deal with shares not exceeding 20% of the existing domestic listed shares and overseas listed foreign shares of
Sinopec Corporation however, notwithstanding the obtaining of the general mandate, any issue of domestic shares needs
shareholders' approval at shareholders' meeting in accordance with the relevant PRC Laws and regulations' it is resolved as follow: 1] Subject to paragraphs [3] and [4] and pursuant to the
Company Law [the "Company Law"] of the People's Republic of
China [the "PRC"] and the listing rules of the relevant stock exchanges [as amended from time to time], to allot, issue and deal with shares during the Relevant Period and to determine the terms and conditions for the allotment and issue of new shares including the following terms: a] class and number of new shares to be issued; b] price determination method of new shares and/or issue price [including price range]; c] the starting and closing dates for the issue; d] class and number of the new shares to be issued to existing shareholders; and e] the making or granting of offers, agreements and options which might require the exercise of such powers; 2] to make or grant offers, agreements and options which would or might require the exercise of such powers after the end of the relevant period; 3] the aggregate nominal amount of new domestic listed shares and new overseas listed foreign shares allotted, issued and dealt with or agreed conditionally or
unconditionally to be allotted, issued and dealt with [whether pursuant to an option or otherwise] by the Board of Directors of
Sinopec Corporation pursuant to the approval in paragraph [1], otherwise than pursuant to issue of shares by conversion of the surplus reserve into share capital in accordance with the
Company Law of the PRC and the Articles of Association of
Sinopec Corporation, shall not exceed 20% of each class of the existing domestic listed shares and overseas listed foreign shares of Sinopec Corporation In exercising the powers granted in
paragraph [1], the Board of Directors of Sinopec Corporation must
		Management	For	For

[i] comply with the Company Law of the PRC and the relevant
regulatory stipulations [as amended from time to time] of the places where Sinopec Corporation is listed; and [ii] obtain
approval from China Securities Regulatory Commission and other relevant PRC government departments, The Board of Directors of
Sinopec Corporation, subject to the approval of the relevant authorities of the PRC and in accordance with the Company Law of the PRC, authorized to increase the registered capital of
Sinopec Corporation to the required amount upon the exercise of the powers pursuant to paragraph [1] above to authorize the
Board of Directors to sign the necessary documents, complete the necessary formalities and take other necessary steps to complete the allotment and issue and listing of new shares, provided the same do not violate the relevant laws, administrative regulations, listing rules of the relevant stock exchanges and the Articles of
Association. Subject to the approval of the relevant PRC
authorities, authorize the Board of Directors of Sinopec
Corporation to make appropriate and necessary amendments to
the Articles of Association after completion of the allotment and issue of new shares according to the method, type and number of the allotment and issue of new shares by Sinopec Corporation and the actual situation of the shareholding structure of Sinopec
Corporation at the time of completion of the allotment and issue of new shares in order to reflect the alteration of the share capital structure and registered capital of Sinopec Corporation pursuant to the exercise of this mandate [Authority expires earlier of the conclusion of the next AGM of Sinopec Corporation or 12 months]

12.1	Election of Mr. Ma Weihua as an Independent Non-Executive Directors of the Fourth Session of the Board of Directors of Sinopec Corp	Management	For	For
12.2	Election of Mr. Wu Xiaogen as an Independent Non-Executive Directors of the Fourth Session of the Board of Directors of Sinopec Corp	Management	For	For

INTERNATIONAL POWER PLC
Security	G4890M109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-May-2010
ISIN	GB0006320161	Agenda		702417292 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Receive the Accounts for the FYE 31 DEC 2009 and the report of the Directors, the Directors' remuneration report and the report of the Auditors on the Accounts and on the auditable part of the
Directors' remuneration report
		Management	For	For
2	Appoint David Weston as a Director	Management	For	For
3	Re-appoint Sir Neville Simms as a Director	Management	For	For
4	Re-appoint Tony Concannon as a Director	Management	For	For
5	Re-appoint Bruce Levy as a Director	Management	For	For
6	Re-appoint Tony Isaac as a Director	Management	For	For
7	Re-appoint Struan Robertson as a Director	Management	For	For
8	Approve to declare a final dividend of 8.28 pence per ordinary share in respect of the FYE 31 December 2009	Management	For	For
9
Re-appoint KPMG Audit Plc as auditors of the Company to hold office from the conclusion of the AGM to the conclusion of the next general meeting at which accounts are laid before the Company and to authorise the Directors to set their remuneration
		Management	For	For
10	Approve the Directors' remuneration report for the FYE 31 December 2009	Management	For	For
11
Authorize the Directors of the Company in accordance with
Section 551 of the Companies Act 2006  the Act  to:  A  allot shares  as defined in Section 540 of the Act  in the Company or grant rights to subscribe for or to convert any security into shares in the Company up to an aggregate nominal amount of GBP
253,749,642; and  B  allot equity securities  as defined in Section
560 of the Act  up to an aggregate nominal amount of GBP
507,499,284  such amount to be reduced by the aggregate
nominal amount of shares allotted or rights to subscribe for or to convert any security into shares in the Company granted under paragraph  A  of this Resolution 11  in connection with an offer by way of a rights issue:  i  to ordinary shareholders in proportion  as nearly as may be practicable  to their existing holdings; and  ii  to
CONTD.
		Management	For	For
CONT
CONTD. holders of other equity securities  as defined in Section
560 1  of-the Act  as required by the rights of those securities or, subject to such-rights, as the Directors otherwise consider
necessary, and so that the-Directors may impose any limits or restrictions and make any arrangements-which they consider
necessary or appropriate to deal with treasury shares,-fractional entitlements, record dates, legal, regulatory or practical-problems in, or under the laws of, any territory or any other matter;-Authority expires at the end of the Company's AGM after this Resolution is-
passed or, if earlier, until the close of business on 30 JUN 2011 but, in-each case, so that the Company may make offers and
enter into agreements-before the authority expires which would, or might, require shares to be-allotted or CONTD.
Non-Voting
CONT
rights to subscribe for or to convert any security into shares to be granted-after the authority expires and the Directors may allot shares or grant such-rights under any such offer or agreement as if the authority had not expired
Non-Voting
S.12
Authorize the Directors pursuant to Section 570 of the Act to allot equity securities  as defined in Section 560 of the Act  for cash pursuant to the authority granted by resolution 11 and/or where the allotment constitutes an allotment of equity securities by virtue of Section 560 3  of the Act, in each case free of the restriction in
Section 561 of the Act, such power to be limited:  A  to the allotment of equity securities in connection with an offer of equity securities  but in the case of an allotment pursuant to the authority granted by paragraph  B  of Resolution 11, such power shall be limited to the allotment of equity securities in connection with an offer by way of a rights issue only :  i  to ordinary shareholders in proportion  as nearly as may be practicable  to their existing holdings; and  ii  to CONTD.
		Management	For	For
CONT
CONTD. holders of other equity securities  as defined in Section
560 1  of-the Act , as required by the rights of those securities or, subject to such-rights, as the Directors otherwise consider
necessary, and so that the-Directors may impose any limits or restrictions and make any arrangements-which they consider
necessary or appropriate to deal with treasury shares,-fractional entitlements, record dates, legal, regulatory or practical-problems in, or under the laws of, any territory or any other matter; and  B-to the allotment of equity securities pursuant to the authority granted by-paragraph  A  of Resolution 11 and/or an allotment which
constitutes an-allotment of equity securities by virtue of Section
560 3  of the Act  in-each case otherwise than in the
circumstances set out in paragraph  A  of-this CONTD.
Non-Voting
CONT
CONTD. Resolution 12  up to a nominal amount of GBP
38,062,446 calculated, in-the case of equity securities which are rights to subscribe for, or to-convert securities into, Ordinary
Shares  as defined in Section 560 1  of the-Act  by reference to the aggregate nominal amount of relevant shares which-may be allotted pursuant to such rights;  Authority expires at the end of the-Company's next AGM after this Resolution is passed or, if earlier, until the-close of business on 30 JUN 2011  but so that the
Company may make offers and-enter into agreements before the power expires which would, or might, require-equity securities to be allotted after the power expires and the Directors-may allot equity securities under any such offer or agreement as if the power-had not expired
Non-Voting
S.13
Authorize the Company to make one or more market purchases
within the meaning of Section 693 4  of the Act  of ordinary Shares provided that:  A the maximum aggregate number of ordinary
Shares to be purchased is 152,249,785 representing
approximately 10% of the issued share capital as at 10 MAR
2010;  B  the minimum price which may be paid for an Ordinary
Share is 50 pence per share which amount shall be exclusive of expenses; and  C  the maximum price which may be paid for an
Ordinary Share is an amount  exclusive of expenses  equal to
105% of the average of the middle market quotations for an
Ordinary Share as derived from the London Stock Exchange Daily
Official List for the five business days immediately preceding the day on which the Ordinary Share is purchased; Authority expire at the conclusion CONTD.
		Management	For	For
CONT
CONTD. of the AGM of the Company to be held in 2011 or on 30
JUN 2011,-whichever is the earlier; unless such authority is renewed prior to such-time. Under the authority hereby conferred, the Company may, before the-expiry of such authority, conclude contracts to purchase Ordinary Shares-which will or may be
completed wholly or partly after the expiry of such-authority, and may make purchases of Ordinary Shares in pursuance of any
such-contracts as if the authority hereby conferred had not expired
Non-Voting
S.14	Approve the general meeting of the Company other than an AGM may be called on not less than 14 clear days' notice	Management	For	For
S.15
Amend  A  the Articles of Association of the Company by deleting all the provisions of the Company's Memorandum of Association which, by virtue of Section 28 of the Act, are to be treated as provisions of the Company's Articles of Association; and  B  the
Articles of Association set out in the document produced to the meeting and initialled by the Chairman for the purposes of
identification be adopted as the Articles of Association of the
Company in substitution for, and to the exclusion of, the existing
Articles of Association
		Management	For	For
16
Authorize the Directors,  A  the International Power plc 2010 UK
Sharesave Plan UK SAYE Plan  and the International Power plc
2010 Global Sharesave Plan  Global SAYE Plan , the main
features of which are summarised in the Explanatory Notes on pages 10 to 12 of this Notice of the 2010 AGM and copies of the rules of which have been produced to the meeting and initialled by the Chairman for the purposes of identification, to do all acts and things as they may consider necessary or desirable to carry the same into effect and to make such changes as they consider
appropriate for that purpose; and to establish future share plans for the benefit of employees overseas based on the above plans, modified to the extent necessary or desirable to take account of
CONTD.
		Management	For	For
CONT
CONTD. overseas tax, securities and exchange control laws and regulations,-provided that such plans must operate within the limits on individual or-overall participation summarised in the
Explanatory Notes on pages 10 to 12-of this Notice of the 2010
AGM
Non-Voting

INDUSTRIAL AND COMMERCIAL BANK OF CHINA LIMITED
Security	ADPV10686	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-May-2010
ISIN	CNE1000003G1	Agenda		702418573 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 695502 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE
BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100401/LTN2
01004011198.pdf a-nd
http://www.hkexnews.hk/listedco/listconews/sehk/20100503/LTN2
01005031161.pd-f
Non-Voting
1.	Approve the 2009 work report of the Board of Directors of the Bank	Management	For	For
2.	Approve the 2009 work report of the Board of Supervisors of the Bank	Management	For	For
3.	Approve the Bank' 2009 audited accounts	Management	For	For
4.	Approve the Bank' 2009 Profit Distribution Plan	Management	For	For
5.
Re-appoint Ernst & Young and Ernst & Young Hua Ming as the
Auditors of the Bank for 2010 for the term from the passing of this resolution until the conclusion of the next AGM and to fix the aggregate audit fees for 2010 at RMB 159.60 million
		Management	For	For
6.	Approve the Capital Management Plan of the Industrial and Commercial Bank of China Limited for Years 2010 to 2012 as set out in Appendix 1 to the circular of the Bank dated 02 APR 2010	Management	For	For
S.7	Approve the proposal in respect of general mandate to issue H Shares and A Share convertible corporate bonds as set out in the circular of the Bank dated 02 APR 2010	Management	For	For
S8.1
Approve the types of securities to be used, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the
Bank dated 02 APR 2010 and the implementation of these
resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the
People's Republic of China
		Management	For	For
S8.2
Approve the issue size, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated 02 APR 2010 and the implementation of these resolutions subject to approvals of relevant applications having been granted by the relevant
governmental authorities in the People's Republic of China
		Management	For	For
S8.3
Approve the nominal value and issue price in respect of the
proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the
Bank dated 02 APR 2010 and the implementation of these
resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the
People's Republic of China
		Management	For	For
S8.4
Approve the term, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in
Appendix 2 to the circular of the Bank dated 02 APR 2010 and the implementation of these resolutions subject to approvals of
relevant applications having been granted by the relevant
governmental authorities in the People's Republic of China
		Management	For	For
S8.5
Approve the interest rate, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated 02 APR
2010 and the implementation of these resolutions subject to
approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of
China
		Management	For	For
S8.6
Approve the timing and method of interest payment in respect of the proposed public issuance and listing of the A Share
convertible corporate bonds as set out in Appendix 2 to the
circular of the Bank dated 02 APR 2010 and the implementation of these resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of China
		Management	For	For
S8.7
Approve the conversion period, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated 02 APR
2010 and the implementation of these resolutions subject to
approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of
China
		Management	For	For
S8.8
Approve the method for determining the number of shares for
conversion, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix
2 to the circular of the Bank dated 02 APR 2010 and the
implementation of these resolutions subject to approvals of
relevant applications having been granted by the relevant
governmental authorities in the People's Republic of China
		Management	For	For
S8.9
Approve the determination and adjustment of CB conversion
price, in respect of the proposed public issuance and listing of the
A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated 02 APR 2010 and the
implementation of these resolutions subject to approvals of
relevant applications having been granted by the relevant
governmental authorities in the People's Republic of China
		Management	For	For
S8.10
Approve the downward adjustment to CB conversion price, in
respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the
circular of the Bank dated 02 APR 2010 and the implementation of these resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of China
		Management	For	For
S8.11
Approve the terms of redemption, in respect of the proposed
public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated
02 APR 2010 and the implementation of these resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of
China
		Management	For	For
S8.12
Approve the terms of sale back, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated 02 APR
2010 and the implementation of these resolutions subject to
approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of
China
		Management	For	For
S8.13
Approve the dividend rights of the year of conversion, in respect of the proposed public issuance and listing of the A Share
convertible corporate bonds as set out in Appendix 2 to the
circular of the Bank dated 02 APR 2010 and the implementation of these resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of China
		Management	For	For
S8.14
Approve the method of issue and target investors, in respect of the proposed public issuance and listing of the A Share
convertible corporate bonds as set out in Appendix 2 to the
circular of the Bank dated 02 APR 2010 and the implementation of these resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of China
		Management	For	For
S8.15
Approve the subscription arrangement for the existing holders of A
Shares, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated 02 APR 2010 and the
implementation of these resolutions subject to approvals of
relevant applications having been granted by the relevant
governmental authorities in the People's Republic of China
		Management	For	For
S8.16
Approve CB holders and CB holders' meetings in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the
Bank dated 02 APR 2010 and the implementation of these
resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the
People's Republic of China
		Management	For	For
S8.17
Approve the use of proceeds from the issuance of the convertible bonds, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated 02 APR 2010 and the
implementation of these resolutions subject to approvals of
relevant applications having been granted by the relevant
governmental authorities in the People's Republic of China
		Management	For	For
S8.18
Approve the special provisions in relation to supplementary
capital, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated 02 APR 2010 and the
implementation of these resolutions subject to approvals of
relevant applications having been granted by the relevant
governmental authorities in the People's Republic of China
		Management	For	For
S8.19
Approve the security, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated 02 APR 2010 and the implementation of these resolutions subject to approvals of relevant applications having been granted by the relevant
governmental authorities in the People's Republic of China
		Management	For	For
S8.20
Approve the validity period of the resolution in respect of the issuance of the convertible bonds, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated
02 APR 2010 and the implementation of these resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of
China
		Management	For	For
S8.21
Approve the matters relating to authorization in connection with the issuance of the convertible bonds, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated
02 APR 2010 and the implementation of these resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of
China
		Management	For	For
9.	Approve the Feasibility Analysis report on Use of Proceeds from the Public Issuance of A Share Convertible Corporate Bonds as set out in Appendix 3 to the Circular of the Bank dated 02 APR 2010	Management	For	For
10.	Approve the report on Utilisation of Proceeds from Previous Issuances as set out in Appendix 4 to the circular of the Bank dated 02 APR 2010	Management	For	For
s.11	Approve the revised Plan on authorization of the Shareholders' General Meeting to the Board of Directors as specified	Management	For	For

PPR SA, PARIS
Security	F7440G127	Meeting Type		MIX
Ticker Symbol		Meeting Date	19-May-2010
ISIN	FR0000121485	Agenda		702369972 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
O.1	Approve the Company accounts for the year 2009	Management	For	For
O.2	Approve the consolidated accounts for the year 2009	Management	For	For
O.3	Approve the allocation of result and the distribution of the dividend	Management	For	For
O.4	Approve the agreements specified in Articles L. 225-38 et sequence of the Code du commerce commercial code	Management	For	For
O.5	Appointment of Mrs. Laurence Boone as a Director for a 4 year period	Management	For	For
O.6	Appointment of Mrs. Yseulys Costes as a Director for a 4 year period	Management	For	For
O.7	Appointment of Mrs. Caroline Puel as a Director for a 4 year period	Management	For	For
O.8	Approve the Board of Directors' fees	Management	For	For
O.9	Approve the renewal of an Auditor's mandate	Management	For	For
O.10	Appointment of The Firm KPMG Audit as an Assistant Auditor	Management	For	For
O.11	Grant authority to operate using Company shares	Management	For	For
E.12
Grant powers to issue, without any preferential subscription right and as part of a public offer, shares and/ or any tangible assets granting access, immediately and/ or at term, to capital securities and/or tangible assets, entitling allocation of debt securities
		Management	For	For
E.13
Grant to decide to increase capital stock by issuing, without any preferential subscription right and as part of an offer as specified in Article L. 411-2.II of the Code Monetaire et Financier  Monetary
and Financial Code , especially to qualified investors, shares and/or any tangible assets granting access to the Company's
capital stock and/or issue of assets entitling allocation of debt securities
		Management	For	For
E.14
Grant authority to set the price for issue of shares and/or tangible assets granting access to capital stock according to certain procedures, up to a ceiling of 10% of capital stock per year, to increase capital stock by issuing with no preferential subscription right shares
		Management	For	For
E.15	Grant authority to increase the number of shares or tangible assets to be issued in the event of an increase in capital stock with no preferential subscription right	Management	For	For
E.16
Grant authority to increase capital stock by issuing, without and preferential subscription right, shares or other assets, granting access to capital stock reserved for current or former employees who belong to a savings plan
		Management	For	For
E.17	Authorize the Board of Directors to agree share purchase or subscription options for employed members of staff and agents within the group or certain categories of them	Management	For	For
E.18	Authorize the Board of Directors to allocate existing shares free of charge or issue them to employed members of staff and agents within the group or certain categories of them	Management	For	For
E.19	Authorize the Board of Directors to issue refundable share subscription and/or purchase notes BSAARs to employees and agents within the group, with no shareholders' preferential subscription right	Management	For	For
E.20	Amend the Article 22 of the Articles of Association	Management	For	For
O.E21	Powers for formalities	Management	For	For
CMMT
PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING
INFORMATION IS AVAILABLE BY-CLICKING ON THE
MATERIAL URL LINK:-https://balo.journal-
officiel.gouv.fr/pdf/2010/0412/201004121001116.pdf AND-
https://balo.journal-
officiel.gouv.fr/pdf/2010/0428/201004281001567.pdf
Non-Voting
CMMT
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF ADDITIONAL LINK. IF YOU-HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS Y-OU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

CRITERIA CAIXACORP SA, BARCELONA
Security	E3641N103	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	19-May-2010
ISIN	ES0140609019	Agenda		702374860 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A-SECOND CALL ON 20
MAY 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting
1	Approve the individual and consolidated annual accounts and their respective Management reports including the report on remuneration policy for the YE 31 DEC 2009	Management	For	For
2	Approve the Management of the Board of Directors during that FY	Management	For	For
3	Approve the proposed application of results and the distribution of the dividend for the FYE 31 DEC 2009	Management	For	For
4	Approve the distribution of a dividend from reserves to pay for the first quarter of 2011	Management	For	For
5	Approve to determine the number of Members of the Board of Directors within the limits laid down in Article 32 of the Bylaws; reelection, ratification and appointment of Directors	Management	For	For
6
Authorize the Board of Directors for the acquisition of own shares directly or through Group Companies, on the terms agreed upon by the General Board and the legally established limits, leaving no effect on the unused portion, the authorization agreed by the AGM held on 7 MAY 2009
		Management	For	For
7
Authorize the Board of Directors to issue convertible and/or exchangeable into shares of the Company, as well as warrants or similar securities to be eligible, directly or indirectly to the subscription or acquisition of shares in the society, as well as the power to increase capital by the amount required, and the power to exclude, where appropriate, the right of first refusal
		Management	For	For
8	Re-elect Criteria Caixa Corp, SA as the Auditor and its consolidated group for the year 2011	Management	For	For
9
Authorize the Council of Administration for the interpretation, correction and supplementation, implementation and development of agreements adopted by the Board, so as to substitute the
powers received from the Board and granting of powers for a
public instrument and registration of such agreements and for their relief
		Management	For	For

STATOIL ASA
Security	R4446E112	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	19-May-2010
ISIN	NO0010096985	Agenda		702386271 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
CMMT
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
1	Opening of the AGM by the Chair of the corporate assembly	Non-Voting
2	Election of a Chair of the meeting	Management	For	For
3	Approve the notice and the agenda	Management	For	For
4	Approve the registration of attending shareholders and the proxies	Management	For	For
5	Election of two persons to co-sign the minutes together with the chair of the meeting	Management	For	For
6	Approve the annual report and the accounts for Statoil Asa and the Statoil Group for 2009 including the Board of Directors proposal for distribution of dividend	Management	For	For
7	Approve the declaration on stipulation of salary and other remuneration for Executive Management	Management	For	For
8	Approve the determination of remuneration for the Company's Auditor	Management	For	For
9.1	Election of Olaug Svarva as a Member of the Corporate Assembly	Management	For	For
9.2	Election of Idar Kreutzer as a Member of the Corporate Assembly	Management	For	For
9.3	Election of Karin Aslaksen as a Member of the Corporate Assembly	Management	For	For
9.4	Election of Greger Mannsverk as a Member of the Corporate Assembly	Management	For	For
9.5	Election of Steinar Olsen as a Member of the Corporate Assembly	Management	For	For
9.6	Election of Ingvald Stroemmen as a Member of the Corporate Assembly	Management	For	For
9.7	Election of Rune Bjerke as a Member of the Corporate Assembly	Management	For	For
9.8	Election of Tore Ulstein as a Member of the Corporate Assembly	Management	For	For
9.9	Election of Live Haukvik Aker as a Member of the Corporate Assembly	Management	For	For
9.10	Election of Siri Kalvig as a Member of the Corporate Assembly	Management	For	For
9.11	Election of Thor Oscar Bolstad as a Member of the Corporate Assembly	Management	For	For
9.12	Election of Barbro Haetta-Jacobsen as a Member of the Corporate Assembly	Management	For	For
10	Approve the determination of remuneration for the Corporate Assembly	Management	For	For
11.1	Election of Olaug Svarva as a Member of the Nomination Committee until the AGM in 2012	Management	For	For
11.2	Election of Bjoern Staale Haavik as a Member of the Nomination Committee until the AGM in 2012	Management	For	For
11.3	Election of Tom Rathke as a Member of the Nomination Committee until the AGM in 2012	Management	For	For
11.4	Election of Live Haukvik Aker as a Member of the Nomination Committee until the AGM in 2012	Management	For	For
12	Approve the determination of remuneration for the Nomination Committee	Management	For	For
13	Grant authority to acquire Statoil shares in the market in order to continue implementation of the Share Saving Plan for employees	Management	For	For
14	Grant autority to acquire Statoil shares in the market for annulment	Management	For	For
15
Approve the changes to Articles of Association: 1) Articles of
Association Section 4; 2) Articles of Association Section 5; 3)
Articles of Association Section 7; 4) Articles of Association Section
9; 5) Articles of Association Section 11
		Management	For	For
16	PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL: approve the proposal from a Shareholder	Shareholder	Against	For

OZ MINERALS LTD
Security	Q7161P106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	19-May-2010
ISIN	AU000000OZL8	Agenda		702389544 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
VOTING EXCLUSIONS APPLY TO THIS MEETING FOR
PROPOSALS 4 AND VOTES CAST BY ANY-INDIVIDUAL OR
RELATED PARTY WHO BENEFIT FROM THE PASSING OF
THE PROPOSAL/S-WILL BE DISREGARDED. HENCE, IF YOU
HAVE OBTAINED BENEFIT OR DO EXPECT TO-OBTAIN
FUTURE BENEFIT YOU SHOULD NOT VOTE (OR VOTE
"ABSTAIN") FOR THE-RELEVANT PROPOSAL ITEMS.
Non-Voting
1
To receive and consider the financial report of the Company for the YE 31 DEC-2009 together with the Directors' report, Directors'
Declaration and-Auditor's report as specified in the 2009 annual report
Non-Voting
2.i	Re-election of Mr. Neil Hamilton as a Director of the Company, who retires in accordance with Article 6.3(h) of the Company's Constitution	Management	For	For
2.ii	Re-election of Mr. Paul Dowd as a Director of the Company, who retires in accordance with Article 6.3(h) of the Company's Constitution	Management	For	For
2.iii	Re-election of Mr. Charles Lenegan as a Director of the Company, who retires in accordance with Article 6.3(h) of the Company's Constitution	Management	For	For
2.iv	Re-election of Mr. Brian Jamieson as a Director of the Company, who retires in accordance with Article 6.3(c) of the Company's Constitution	Management	For	For
3	Adopt the Company's remuneration report for the YE 31 DEC 2009	Management	For	For
4
Authorize the Company to grant to the Company's Managing
Director  'MD'  & Chief Executive Officer  'CEO' , Mr. Terry
Burgess, a total of up to 2,800,000 performance rights to be granted over 3 years under the OZ Minerals Performance Rights
Plan on the terms as specified
		Management	For	For
S.5
Approve to modify the Constitution of the Company, with effect from the date of the meeting, by deleting the proportional takeover provisions set out in existing Schedule 5 and replacing them with a new Schedule 5 in the terms specified
		Management	For	For

COMMERZBANK AG, FRANKFURT A/MAIN
Security	D15642107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	19-May-2010
ISIN	DE0008032004	Agenda		702393721 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS 28 APR 2010, WHEREAS-THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
GE-RMAN LAW. THANK YOU
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY wit-h the report of the Supervisory Board, the group financial statements and annu-al report, the report pursuant to
Sections 289(4) and 315(4) of the German Com-mercial Code,
and the corporate governance and remuneration reports
Non-Voting
2.	Ratification of the acts of the Board of Managing Directors	Management	For	For
3.	Ratification of the acts of the Supervisory Board	Management	For	For
4.	Approval of the new compensation system for the Board of MDs, to be explained in detail at the shareholders meeting	Management	For	For
5.	Appointment of Auditors for the 2010 FY: PricewaterhouseCoopers AG, Frankfurt	Management	For	For
6.	Appointment of Auditors for the first quarter of 2011: PricewaterhouseCoopers AG, Frankfurt	Management	For	For
7.
Authorization to acquire own shares for trading purposes, the
Company shall be authorized to acquire and sell own shares, at prices not deviating more than 10% from their average market price, on or before 18 MAY 2015, the trading portfolio shall not exceed 5% of the Company's share capital at the end of any given day
		Management	For	For
8.
Resolution on the revision of the authorized capital, and the corresponding amendments to the Articles of association the
authorized capital 2009/I, 2009/II and 2006/III shall be revoked, the Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to increase the share capital by up to EUR 1,535,000,000 through the issue of new shares against payment in cash or kind, on or before 18 MAY 2015 (authorized capital 2010) Shareholders shall be granted subscription rights, except for residual amounts, for the granting of subscription rights to holders of option or conversion rights, for the issue of employee shares of up to EUR 12,000,000, for the issue of shares against payment in kind, and for the issue of shares at a price not
materially below their market price
		Management	For	For
9.
Resolution on the authorization to issue convertible and/or warrant bonds or profit sharing rights, the creation of contingent capital, and the corresponding amendments to the Articles of Association
I. the authorization to issue convertible and/or warrant bonds or profit-sharing rights, given by the AGM of 15 MAY 2008, shall be revoked II. the Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to issue bonds or profit-sharing rights of up to EUR 4,000,000,000, with or without conversion or option rights for new shares of the Company, on or before 18 MAY 2015, Shareholders shall be granted subscription rights, except for residual amounts, for the granting of such rights to holders of previously issued bonds, for the issue of bonds or profit-sharing rights at a price not materially below their theoretical market value, and for the issue of profit-sharing rights not conferring a conversion or option right if these have debenture-like features, III. the contingent capital 2008/I and 2008/II shall be revoked, the Company's share capital shall be increased by up to
EUR 702,000,000 through the issue of up to 270,000,000 new
bearer shares, insofar as conversion or option rights are exercised
(contingent capital 2010/I), IV. the Articles of Association shall be amended accordingly
		Management	For	For
10.
Resolution on the issuance of exchange rights to the Financial
Market Stabilisation Fund, the creation of contingent capital, and the corresponding amendments to the Articles of association the
Financial Market Stabilisation Fund shall be entitled to exchange its silent participation in the company into shares of the Company, in order to retain its proportional interest in the Company in the event the Company undertakes a capital increase, the share
capital shall be increased for this purpose by up to EUR
355,666,667.20 through the issue of up to 136,794,872 new
bearer shares, insofar as the exchange rights are exercised
		Management	For	For
11.
Amendments to the Articles of Association in connection with the
Shareholder Rights Directive Implementation Act (ARUG) a)
Sections 17(1) and (2) shall be revised in respect of the deadline for announcing the shareholders, meeting being 30 days prior to the meeting, extended by the length of the registration period, and in respect of attendance at shareholders, meetings being
contingent upon registration with the Company at least six days in advance and provision of proof of shareholding as per the 21st day prior to the meeting, b) Sections 17(4) and (5) shall be added in respect of the admissibility of online participation in and absentee voting at shareholders meetings.
		Management	For	For
12.
PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:
Withdrawal of confidence from all members of the Board of
Managing Directors pursuant to Section 84(3)2 of the Stock
Corporation Act the Board of Managing Directors and the
Supervisory Board recommend rejecting this motion
		Shareholder	Against	For
13.
PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:
Removal of Dr. Helmut Perlet from the Supervisory Board
pursuant to Section 103(1) of the Stock Corporation Act and
appointment of a new member to the Supervisory Board pursuant to Section 101(1) of the Stock Corporation Act the Supervisory
Board recommends rejecting this motion
		Shareholder	Against	For
14.
PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:
Appointment of Rainer Kroell as special Auditor pursuant to
Section 142(1) of the Stock Corporation Act for the examination of the actions of the management in connection with the acquisition of the 100% stake in Dresdner Bank AG from Allianz S.E. and the merger of the Company with Dresdner Bank AG the Supervisory
Board recommends rejecting this motion, the shareholders
Riebeck-Brauerei von 1862 AG and Dr. Winfried Lubos have put forth the following additional item for resolution pursuant to
Sections 122(2) and 124(1) of the Stock Corporation Act
		Shareholder	Against	For
15.
PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:
Appointment of special auditors pursuant to Section 142(1) of the
Stock Corporation Act for the examination of the actions of the management in connection with the behaviour of the Board of
Managing Directors and the Supervisory Board before and after the acquisition of Dresdner Bank as well as the acquisition of the
100% stake in Dresdner Bank AG from Allianz S.E., followed by the merger of the company with Dresdner Bank without the
approval of the shareholders meeting, the Supervisory Board also recommends rejecting this proposal
		Shareholder	Against	For

TELENOR ASA, FORNEBU
Security	R21882106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	19-May-2010
ISIN	NO0010063308	Agenda		702406667 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 699228 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1	Approve the notice of the AGM	Management	For	For
2	Election of a representative to sign the minutes of the AGM together with the-Chairman of the meeting	Non-Voting
3	Approve the annual accounts and the annual report for the FY 2009; and a dividend payment of NOK 2.50 per share	Management	For	For
4	Approve the remuneration to the Company's Auditor	Management	For	For
5	Approve the Board's declaration regarding the determination of salary and other remuneration to senior employees pursuant to Section 6-16A in the Act relating to public limited companies	Management	For	For
6.i	Grant authority to acquire own shares for the purposes of cancellation or as means of payment in connection with acquisition of businesses	Management	For	For
6.ii	Grant authority to acquire own share for the purposes of fulfilling Telenor's obligations pursuant to option and LTI programmes for senior employees and general share programmes for employees	Management	For	For
7	Approve to determine the remuneration to the Members of the Corporate Assembly and the Nomination Committee	Management	For	For

CREDIT AGRICOLE SA, PARIS
Security	F22797108	Meeting Type		MIX
Ticker Symbol		Meeting Date	19-May-2010
ISIN	FR0000045072	Agenda		702417418 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 668683 DUE TO DUE TO ADDIT-ION OF RESOLUTION. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGAR-DED AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.     The followin-g applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions will-be
forwarded to the Global Custodians that have become Registered
Intermediar-ies, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Gl-obal Custodian will sign the Proxy
Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
Non-Voting
	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLIC-KING ON THE MATERIAL URL LINK: https://balo.journal- officiel.gouv.fr/pdf/2010/-0503/201005031001606.pdf	Non-Voting
O.1	Approve the financial statements for the FY 2009	Management	For	For
O.2	Approve the consolidated financial statements for the FY 2009	Management	For	For
O.3	Approve the allocation of income, setting and payment of the dividend	Management	For	For
O.4	Approve the option to pay the dividend with shares	Management	For	For
O.5	Approve the regulated undertakings pursuant to Article L.225-42-1 of the Commercial Code, decided in favor of Mr. Rene CARRON	Management	For	For
O.6	Approve the regulated Undertakings pursuant to Article L.225-42- 1 of the Commercial Code, decided in favor of Mr. Bernard MARY	Management	For	For
O.7	Approve the regulated Undertakings pursuant to Article L.225-42- 1 of the Commercial Code, decided in favor of Mr. Jean-Yves HOCHER	Management	For	For
O.8	Approve the regulated Undertakings pursuant to Article L.225-42- 1 of the Commercial Code, decided in favor of Mr. Jacques LENORMAND	Management	For	For
O.9	Approve the conditions for Mr. Jean-Frederic de LEUSSE's end of term pursuant to Article L.225-42-1 of the Commercial Code	Management	For	For
O.10	Approve the conditions for Mr. Georges PAUGET's end of term pursuant to Article L.225-42-1 of the Commercial Code	Management	For	For
O.11	Approval the regulated Undertakings pursuant to Article L.225-42- 1 of the Commercial Code, decided in favor of Mr. Jean-Paul CHIFFLET	Management	For	For
O.12	Approve the regulated Undertakings pursuant to Article L.225-42- 1 of the Commercial Code, decided in favor of Mr. Michel MATHIEU	Management	For	For
O.13	Approve the regulated Undertakings pursuant to Article L.225-42- 1 of the Commercial Code, decided in favor of Mr. Bruno de LAAGE	Management	For	For
O.14	Ratify the co-optation of Mr. Philippe BRASSAC as a Board member	Management	For	For
O.15	Approve the renewal of Mr. Philippe BRASSAC's term as a Board member	Management	For	For
O.16	Ratify the co-optation of Mrs. Veronique FLACHAIRE as a Board member	Management	For	For
O.17	Approve the Renewal of Mrs. Veronique FLACHAIRE's term as a Board member	Management	For	For
O.18	Appointment of Mr. Claude HENRY as a Board member	Management	For	For
O.19	Ratify the co-optation of Mr. Bernard LEPOT as a Board member	Management	For	For
O.20	Appointment of Mr. Jean-Marie SANDER as a Board member	Management	For	For
O.21	Appointment of Mr. Christian TALGORN	Management	For	For
O.22	Appointment of a Board member Madame Monica MONDARDINI	Management	For	For
O.23	Approve the attendance allowances to Board members	Management	For	For
O.24	Authorize the Board of Directors to purchase Company's common shares	Management	For	For
E.25	Authorize the Board of Directors to increase the share capital by issuing common shares and/or securities giving access to common shares with preferential subscription rights	Management	For	For
E.26
Authorize the Board of Directors to increase the share capital by issuing common shares and/or securities giving access to
common shares with cancellation of preferential subscription rights outside of a public offer
		Management	For	For
E.27
Authorize the Board of Directors to increase the share capital by issuing common shares and/or securities giving access to
common shares with cancellation of preferential subscription rights as part of a public offer
		Management	For	For
E.28
Authorize the Board of Directors to increase the amount of initial issuance, in the event of issuance of common shares or securities giving access to common shares with or without preferential
subscription rights, decided according to 25th, 26th, 27th, 29th,
30th, 34th and 35th resolutions
		Management	For	For
E.29
Authorize the Board of Directors to issue common shares and/or securities giving access to common shares, for the remuneration of the contributions in kind granted to the Company and
comprised of equity securities or securities giving access to the capital, outside of a public exchange offer
		Management	For	For
E.30
Authorize the Board of Directors to set the issue price of the common shares or any securities giving access to common
shares, in the event of cancellation of preferential subscription rights, within the annual limit of 5% of the capital
		Management	For	For
E.31	Approve the overall limitation of authorizations for issuances with or without preferential subscription rights	Management	For	For
E.32	Authorize the Board of Directors to issue securities entitling to allotment of debt securities	Management	For	For
E.33	Authorize the Board of Directors to increase the share capital by incorporation of reserves, profits, premiums or others	Management	For	For
E.34	Authorize the Board of Directors to increase the share capital by issuing common shares reserved to employees of the Groupe Credit Agricole, members of a Company Saving Plan	Management	For	For
E.35	Authorize the Board of Directors to increase the share capital by issuing common shares reserved to the Company Credit Agricole International Employees	Management	For	For
E.36	Authorize the Board of Directors to carry out a free allocation of shares, existing or to be issued, in favor of the employees or eligible officers of the Company	Management	For	For
E.37	Authorize the Board of Directors to reduce the share capital by cancellation of common shares	Management	For	For
E.A
PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER
PROPOSAL: Approve the as part of the exercise of the 34th
resolution, the 4 Supervisory Boards of the FCPE, which met on
30 MAR 2010, suggest that Supervisory Boards are controlled by a majority of employees, in order to respect the balance of funds holders and to comply with the practice established in the FCPE
CREDIT AGRICOLE S.A. Actions, while the management wants
to maintain the parity between Employers and Employees
		Shareholder	Against	For
E.38	Powers for the formalities	Management	For	For

PT UNILEVER INDONESIA TBK
Security	Y9064H141	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	19-May-2010
ISIN	ID1000095706	Agenda		702419703 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 694286 DUE TO DELETION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.
Ratification of financial report and approval of the annual report including the Board of Commissioners report for book year 2009, and Acquit Et De Charge to the Board of Commissioner and the
Board of Directors as reflected in annual report
		Management	For	For
2.	Authorize the Board of Directors to appoint of Independent Public Accountant to audit Company's books for book year 2010 and determine their honorarium	Management	For	For
3.	Approve to change the Board of Directors and the Board of Commissioners, as well as determination on remuneration for the Board of Directors and the Board of Commissioners for book year 2010	Management	For	For
4.
Approve the adjustment proposal of pension fund from pensioner since year 2007 and 2008, on change and additional of pension fund regulation of the Company as per the statement of the
pension fund founder of PT Unilever Indonesia dated 30 MAR
2010 [DPUI Founder Statement], authorization with substitution rights to the board of directors to act on behalf of DPUI Founder and do any necessary action related to the DPUI Founder
statement and others related to the agenda of the meeting
		Management	For	For

PETROCHINA CO LTD
Security	Y6883Q104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	20-May-2010
ISIN	CNE1000003W8	Agenda		702358715 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the report of the Board of Directors of the Company for the year 2009	Management	For	For
2	Receive the report of the Supervisory Committee of the Company for the year 2009	Management	For	For
3	Approve the Audited Financial Statements of the Company for the year 2009	Management	For	For
4	Approve the declaration and payment of the final dividends for the YE 31 DEC 2009 in the amount and in the manner recommended by the Board of Directors	Management	For	For
5	Authorize the Board of Directors to determine the distribution of interim dividends for the year 2010	Management	For	For
6
Approve the continuation of appointment of
PricewaterhouseCoopers, Certified Public   Accountants, as the
International Auditors of the Company and
PricewaterhouseCoopers Zhong Tian CPAs Company Limited,
Certified Public  Accountants, as the Domestic Auditors of the
Company, for the year 2010 and  authorize the Board of Directors to fix their remuneration
		Management	For	For
7	Approve the transaction as contemplated in the Subscription Agreement entered into between the Company, China Petroleum Finance Co., Ltd and China National Petroleum Corporation dated 25 MAR 2010	Management	For	For
S.8
Authorize the Board of Directors, granted an unconditional general mandate to separately or concurrently issue, allot and deal with additional  domestic shares and overseas listed foreign shares of the Company in  accordance with the status quo of the market,
including to decide on the class   and number of shares to be
issued; the pricing mechanism and/or the issue   price (or the
range of issue price); the opening and closing date and time of such issue; the class and number of shares to be issued and
allotted to current   shareholders of the Company; and/or to make
any proposals, enter into any   agreements or grant any share
options or conversion rights which may invo ve   the exercise of
the power mentioned above; the number of the domestic shares and overseas listed foreign shares issued and allotted or agreed conditionally or unconditionally to be issued and allotted  whether or CONTD
		Management	For	For
-
CONTD not by way of the exercise of share options, conversion rights or by-any other means  in accordance with (a) above shall not exceed 20% of each of-the existing domestic shares and
overseas listed foreign shares of the-Company in issue as at the date of this resolution; (c) the Board of-Directors may make any proposals, enter into any agreements or grant any-share options or conversion rights which may invoke the exercise, after the-
expiry of the relevant period of this mandate, of the power
Non-Voting

mentioned above;-Authority expire after the 12 month period
following the passing of this-resolution ; and to make such
amendments   to the Articles of Association of-the Company as it
thinks fit so as to reflect the   increased registered-share capital
and the new capital structure of the Company   by reference to-the
manner of the allotment and issuance, class and number of
shares of the-Company allotted and issued, as well as the capital

-
CONTD of the Company alter such allotment and issuance; and to
execute and do-or   procure to be executed and done, all such
documents, deeds and things as-it may consider necessary in
connection with the issue of such shares so long-as   the same
does not contravene and laws, rules, regulations or listing-rules of
the   stock exchanges on which the shares of the Company are
listed,-and the   Articles of Association of the Company; in order to
facilitate the-issuance of shares in accordance with this resolution in a timely manner, to-establish a special committee of the Board of Directors comprising Jiang-Jiemin, Zhou Jiping and Wang
Guoliang and to authorise such committee to-exercise all such power granted to the Board of Directors to execute and do-all such documents, deeds and things as it may consider necessary in-connection with the issue of such shares contingent on the
passing of-sub-paragraphs (a)   to (f) of this resolution an
Non-Voting
-
CONTD the relevant period of this mandate; the Board of
Directors and the-special committee of the Board of Directors will
only   exercise its-respecthie power under such mandate in
accordance with the Company Law of the-PRC, the Securities
Law of the PRC, regulations or the listing rules of the-stock exchange on which the Shares of the Company are listed  as
amended from-time to time  and only if all necessary approvals from the China Securities-Regulatory Commission and/or other relevant PRC government authorities are-obtained and the special committee of the Board of Directors will only-exercise its power under such mandate in accordance with the power granted by-the shareholders at the AGM to the Board of Directors
Non-Voting

CNOOC LTD
Security	Y1662W117	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	20-May-2010
ISIN	HK0883013259	Agenda		702363499 - Management
Item	Proposal	Type	Vote	For/Against Management
A.1	Receive and approve the audited statement of accounts together with the report of the Directors and Independent Auditors report thereon for the YE 31 DEC 2009	Management	For	For
A.2	Declare a final dividend for the YE 31 DEC 2009	Management	For	For
A.3.1	Re-election of Mr. Tse Hau Yin, Aloysius as an Independent Non- Executive Director	Management	For	For
A.3.2	Re-election of Mr. Zhou Shouwei as an Non-executive Director	Management	For	For
A.3.3	Re-election of Mr. Yang Hua as an Executive Director	Management	For	For
A.3.4	Authorize the Board of Directors to fix the remuneration of each of the Directors	Management	For	For
A.4	Reelection of Mr. Chiu Sung Hong as Independent Non-Executive Director and authorize the Board of Directors to fix his remuneration	Management	For	For
A.5	Re-appointment the Company's Independent Auditor and authorize the Board of Directors to fix their remuneration	Management	For	For
B.1
Approve to grant a general mandate to the Directors to
repurchase shares in the capital of the Company not exceeding
10% of the share captial of the Company in issue as at the date of passing of this resolution
		Management	For	For
B.2
Approve to grant a general mandate to the Directors to allot, issue and deal with additional shares in the capital of the Company not exceeding 20% of the share captial of the Company in issue as at the date of passing of this resolution
		Management	For	For
B.3
Approve to grant a general mandate to the Directors to allot, issue and deal with shares in the capital of the Company by the
aggregate number of shares repurchased, which shall not
exceeding 10% of the share captial of the Company in issue as at the date of passing of this resolution
		Management	For	For
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

SUEZ ENVIRONNEMENT COMPANY, PARIS
Security	F4984P118	Meeting Type		MIX
Ticker Symbol		Meeting Date	20-May-2010
ISIN	FR0010613471	Agenda		702368122 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
CMMT
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:    Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representati-ve
Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0414/201004141001203.pdf	Non-Voting
O.1	Approve the Company's accounts for the YE 31 DEC 2009	Management	For	For
O.2	Approve the allocation of the consolidated accounts for the YE 31 DEC 2009	Management	For	For
O.3	Approve the allocation of the result for the YE 31 DEC 2009	Management	For	For
O.4	Approve the agreements regulated under Articles L.225-38 et seq. and L.225-42-1 of the Code de Commerce	Management	For	For
O.5	Approve to set the amount allocated for the Directors' attendance fees for the year	Management	For	For
O.6	Ratify the co-opting of Mr. Patrick Ouart as a Director	Management	For	For
O.7	Appointment of Mr. Jerome Tolot as a Director	Management	For	For
O.8	Appointment of Mr. Dirk Beeuwsaert as a Director	Management	For	For
O.9	Appointment of Mr. Alain Chaigneau as a Director	Management	For	For
O.10	Appointment of Mr. Guillaume Pepy as a Director	Management	For	For
O.11	Appointment of Mr. Gilles Benoist as a Director	Management	For	For
O.12	Appointment of Mr. Gerald Arbola as a Director	Management	For	For
O.13	Authorize the Company to trade in its own shares	Management	For	For
E.14	Authorize the Board of Directors to reduce the authorized capital by canceling shares held by the Company itself	Management	For	For
E.15
Authorize the Board of Directors to increase the Company's
authorized capital by issuing, with the preferential right of subscription maintained, equity securities and/or any transferable securities giving access immediately or at some future date to the
Company's shares
		Management	For	For
E.16
Authorize the Board of Directors to increase the Company's
authorized capital by issuing, with the preferential right of subscription cancelled, equity securities and/or any transferable securities giving access immediately or at some future date to the
Company's shares
		Management	For	For
E.17
Authorize the Board of Directors to issue, by means of an offer pursuant to Article L.411-2 II of the Code monetaire et financier, shares and transferable securities giving access to the Company's authorized capital, with the preferential right of subscription for the shareholders cancelled
		Management	For	For
E.18
Authorize the Board of Directors to increase the value of issues made, with the preferential right of subscription for the
shareholders maintained or cancelled, but capped at 15% of the value of the initial issue
		Management	For	For
E.19
Authorize the Board of Directors in the event of an issue, with the preferential right of subscription for the shareholders cancelled, of equity securities and/or any transferable securities giving access, immediately or at some future date, to the Company's authorized capital, in order to set the issue price, but capped at 10% of the
Company's authorized capital, according to the procedures
ordered by the general meeting
		Management	For	For
E.20
Authorize the Board of Directors to increase the Company's
authorized capital, as payment for contributions in kind of equity securities or transferable securities giving access to the
authorized capital
		Management	For	For
E.21	Authorize the Board of Directors to increase the authorized capital by incorporation of premia, reserves, profits or any other sum whose capitalization is permitted	Management	For	For
E.22	Authorize the Board of Directors to increase the Company's authorized capital, as payment for contributions in kind made pursuant to a Public Exchange Offer launched by the Company	Management	For	For
E.23	Authorize the Board of Directors to issue composite transferable securities representing debts	Management	For	For
E.24
Authorize the Board of Directors to increase the authorized capital by issuing shares or transferable securities giving access to the capital, reserved for members of personal equity plans, with the preferential right of subscription for shareholders cancelled in favor of said members
		Management	For	For
E.25
Authorize the Board of Directors to increase the authorized
capital, with the preferential right of subscription for shareholders cancelled, in favor of all entities whose exclusive object is to subscribe to, hold and sell the Company's shares or other equity capital pursuant to the use of one of the multiple formulae of the
Suez Environnement Group's International Collective Shareholder
Plan
		Management	For	For
E.26	Authorize the Board of Directors to allocate free shares	Management	For	For
E.27	Powers for the legal formalities	Management	For	For

CAIRN ENERGY PLC
Security	G17528251	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	20-May-2010
ISIN	GB00B59MW615	Agenda		702374226 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the report and accounts for the YE 31 DEC 2009	Management	For	For
2	Approve the Directors' remuneration report contained in the report and accounts	Management	For	For
3	Re-appointment of Ernst and Young LLP as the Auditors and to authorize the Directors to fix their remuneration	Management	For	For
4	Re-elect Malcolm Thorns as a Director	Management	For	For
5	Re-elect Jann Brown as a Director	Management	For	For
6	Re-elect Simon Thomson as a Director	Management	For	For
7	Authorize the Company to allot relevant securities pursuant to Section 551 of the Companies Act 2006	Management	For	For
S.8	Authorize the Company to allot equity securities or sell treasury shares pursuant to Section 570 of the Companies Act 2006	Management	For	For
S.9	Authorize the Company to make market purchases of the ordinary share capital of the Company	Management	For	For
S.10	Adopt the new Articles of Association of the Company	Management	For	For
S.11	Authorize the Company to call a general meeting other than an AGM on not less than 14 days notice	Management	For	For

BOC HONG KONG HLDGS LTD
Security	Y0920U103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	20-May-2010
ISIN	HK2388011192	Agenda		702408863 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100413/LTN2 0100413059.pdf	Non-Voting
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	Receive the Audited statement of accounts and the reports of the Directors and the Auditors of the Company for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend of HKD 0.57 per share for the YE 31 DEC 2009	Management	For	For
3a	Re-elect Mr. LI Lihui as a Director of the Company	Management	For	For
3b	Re-elect Mdm. Zhang Yanling as a Director of the Company	Management	For	For
3c	Re-elect Mr. GAO Yingxim as a Director of the Company	Management	For	For
3d	Re-elect Mr. Tung Chee Chen as a Director of the Company	Management	For	For
4	Re-appoint PricewaterhouseCoopers as the Auditors of the Company and authorize the Board of Directors or a duly authorize committee of the Board to determine their remuneration	Management	For	For
5
Approve to grant a general mandate to the Board of Directors to allot, issue and deal with additional shares in the Company, not exceeding 20% or, in the case of issue of shares solely for cash and unrelated to any asset acquisition, not exceeding 5% of the issued share capital of the Company as at the date of passing this resolution
		Management	For	For
6	Approve to grant a general mandate to the Board of Directors to repurchase shares in the Company, not exceeding 10% of the issued share capital of the Company as at the date of passing this resolution	Management	For	For
7
Approve, conditional on the passing of Resolutions 5 and 6, to extend the general mandate granted by Resolution 5 by adding thereto the shares repurchased pursuant to the general mandate granted by Resolution 6
		Management	For	For

PT BANK RAKYAT INDONESIA (PERSERO) TBK
Security	Y0697U104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	20-May-2010
ISIN	ID1000096001	Agenda		702416769 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the annual report, ratification to financial report and Commissioner's Supervision report for year 2009 and also funding utilization report of public offering	Management	For	For
2	Ratification to corporate social and responsibility report for year 2009 program for book year 2009	Management	For	For
3	Approve the profit allocation for year 2009	Management	For	For
4	Approve to determine the amount of Salary, honorarium and tantiem for Company's Board	Management	For	For
5	Appointment to Public Accountant for year 2010 ok year 2010 and appointment of public accountant to Audit the program of partnership and environment development	Management	For	For
6	Grant authority to Commissioner to increase the capital related to MSOP Management Stock Option Program which were decided on previous shareholders meeting	Management	For	For
7	Approve to change the composition of Company's Board	Management	For	For

PT UTD TRACTORS TBK
Security	Y7146Y140	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	21-May-2010
ISIN	ID1000058407	Agenda		702416872 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the annual report and financial statement of Company for book year 2009	Management	For	For
2	Appointment of the profit allocation of Company	Management	For	For
3	Approve to change the Member of Board of Directors and Commissioners and appointment of Member of Board of Commissioners for year 2010 until 2011	Management	For	For
4	Appointment of public accountant and authorize the Directors of the Company to appoint the honorarium of public accountant	Management	For	For

INDOFOOD SUKSES MAKMUR TBK
Security	Y7128X128	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	21-May-2010
ISIN	ID1000057003	Agenda		702416884 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the report of the Board of Directors on the activities and financial results of the Company for the YE 31 DEC 2009	Management	For	For
2	Approval the Company's balance sheet and income statement for the YE 31 DEC 2009	Management	For	For
3	Approve to determine the use of net profit of the Company for the YE 31 DEC 2009	Management	For	For
4	Approve to determine the remuneration of all members of the Board of Commissioners and Members of the Directors of the Company	Management	For	For
5	Appointment of the Public Accountant of the Company and authorize the Board of Directors to determine the fees and other terms of engagement of the Public Accountant	Management	For	For

TOTAL S A
Security	F92124100	Meeting Type		MIX
Ticker Symbol		Meeting Date	21-May-2010
ISIN	FR0000120271	Agenda		702420097 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting

"French Resident Shareowners must complete, sign and forward the Proxy Card di-rectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions. The following a-pplies to Non-
Resident Shareowners: Proxy Cards: Voting instructions will be f-
orwarded to the Global Custodians that have become Registered
Intermediaries,-on the Vote Deadline Date. In capacity as
Registered Intermediary, the Global-Custodian will sign the Proxy
Card and forward to the local custodian. If you-are unsure whether your Global Custodian acts as Registered Intermediary, plea-se contact your representative"
Non-Voting

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 694699 DUE TO CHANGE IN VO-TING STATUS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLIC-KING ON THE MATERIAL URL LINK-https://balo.journal- officiel.gouv.fr/pdf/2010/0-226/201002261000408.pdf	Non-Voting
O.1	Approve the Company's financial statements	Management	For	For
O.2	Approve the consolidated financial statements	Management	For	For
O.3	Approve the allocation of the profit, setting of the dividend	Management	For	For
O.4	Approve the Agreements pursuant to Article L. 225-38 of the Commercial Code	Management	For	For
O.5	Approve the commitments pursuant to Article L. 225-42 of the Commercial Code	Management	For	For
O.6	Authorize the Board of Directors to proceed with the Company's shares	Management	For	For
O.7	Approve the renewal of Mr. Thierry Desmarest's term as Board Member	Management	For	For
O.8	Approve the renewal of Mr. Thierry de Rudder's term as Board Member	Management	For	For
O.9	Appointment of Mr. Gunnar Brock as a Board Member	Management	For	For
O.10	Appointment of Mr. Claude Clement as a Board Member to represent the Employees Shareholders pursuant to Article 11 of the Statutes	Management	For	For
O.11
PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER
PROPOSAL: Appointment as Director, Mr. Philippe Marchandise
representing the Employees who are shareholders of the
Company for a 3-year period [In accordance with Article 11 of the bylaws, only one of the recommended Directors in resolutions 10,
11 and 12 will be elected]
		Shareholder	Against	For
O.12
PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER
PROPOSAL: Appointment as Director, Mr. Mohammed Zaki
representing the Employees who are shareholders of the
Company for a 3-year period [In accordance with Article 11 of the bylaws, only one of the recommended Directors in resolutions 10,
11 and 12 will be elected]
		Shareholder	Against	For
O.13	Approve the renewal of the Cabinet Ernst and Young Audit as permanent statutory Auditor	Management	For	For
O.14	Approve the Cabinet KPMG Audit as permanent statutory Auditor	Management	For	For
O.15	Appointment of Cabinet Auditex as the substitute statutory Auditor	Management	For	For
O.16	Appointment of Cabinet KPMG Audit I.S. as the substitute statutory Auditor	Management	For	For
E.17
Authorize the Board of Directors to increase the capital with preferential subscription rights of the Shareholders, by issuing common shares or any securities giving access to the capital by incorporation of premiums, reserves, profits or others
		Management	For	For
E.18	Authorize the Board of Directors to increase the capital by issuing common shares or any securities giving access to the capital, with cancellation of preferential subscription rights	Management	For	For
E.19	Authorize the Board of Directors to increase the capital by issuing common shares or any securities giving access to the capital as remuneration for the contributions in kind granted to the Company	Management	For	For
E.20	Authorize the Board of Directors to increase the capital in accordance to Article L. 3332-18 et seq. of the Code of Labor	Management	For	For
E.21	Approve the authorization to grant options to subscribe or purchase Company's shares to some Collaborators of the group as well as to Officers of the Company or Companies of the group	Management	For	For
E.A	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Approve to add a new paragraph to the end of Article 9 of the Articles of Association as specified	Shareholder	Against	For

SOCIETE GENERALE, PARIS
Security	F43638141	Meeting Type		MIX
Ticker Symbol		Meeting Date	25-May-2010
ISIN	FR0000130809	Agenda		702305497 - Management
Item	Proposal	Type	Vote	For/Against Management
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-	Please note that important additional meeting information is available by-clicking on the material URL link --https://balo.journal- officiel.gouv.fr/pdf/2010/0319/201003191000752.pdf	Non-Voting
O.1	Approve the Company accounts for FY 2009	Management	For	For
O.2	Approve the allocation of the 2009 result setting of the dividend and its payment date	Management	For	For
O.3	Approve the scrip dividend payment option	Management	For	For
O.4	Approve the consolidated accounts for FY 2009	Management	For	For
O.5	Approve the continuation of the agreements regulated under Article L. 225-38 of the Code de Commerce	Management	For	For
O.6	Approve the continuation of the retirement agreements regulated under Article L. 225-42-1 of the Code de Commerce	Management	For	For
O.7	Approve a retirement agreement regulated under Article L. 225- 42-1 of the Code de Commerce in favour of Mr. Jean-Francois Sammarcelli	Management	For	For
O.8	Approve a retirement agreement regulated under Article L. 225- 42-1 of the Code de Commerce in favour of Mr. Bernardo Sanchez Incera	Management	For	For
O.9	Approve a "non-competition clause" agreement regulated under Article L. 225-42-1 of the Code de Commerce relating to the departure of Mr. Philippe Citerne	Management	For	For
O.10	Approve a "terminal grant" agreement regulated under Article L. 225-42-1 of the Code de Commerce should Mr. Frederic Oudea leave the Company	Management	For	For
O.11	Approve the Continuation of the "non-competition clause" agreement regulated under Article L. 225-42-1 of the Code de Commerce in favour of Mr. Frederic Oudea	Management	For	For
O.12	Approve to renewal of Mr. Robert Castaigne's appointment as a Director	Management	For	For
O.13	Approve to renewal of Mr. Gianemilio Osculati's appointment as a Director	Management	For	For
O.14	Approve the nomination of TBD as a Director [THIS RESOLUTION HAS BEEN WITHDRAWN]	Management	For	For
O.15	Authorize the Board of Directors to trade in the Company's shares, but limited to 10% of the authorised capital	Management	For	For
E.16
Authorize the Board of Directors, for 26 months, to increase the authorised capital, with the preferential right of subscription maintained, (i) by issuing ordinary shares or any transferable securities giving access to the authorised capital of the Company or of its subsidiaries for a maximum face value of the share issue of 460 million euros, i.e. 49.7% of the authorised capital, with apportionment to this amount of those set in the 17th to 22nd
Resolutions, (ii) and/or by incorporation, for a maximum face value of 550 million Euros
		Management	For	For
E.17
Authorize the Board of Directors, for 26 months, to increase the authorised capital, with the preferential right of subscription cancelled, by issuing ordinary shares or any transferable
securities giving access to the authorised capital of the Company or of its subsidiaries for a maximum face value of the share issue of 138 million Euros, i.e. 14.9% of the authorised capital, with apportionment of this amount to that set in the 16th resolution and apportionment to this amount of those set in the 18th and 19th
Resolutions
		Management	For	For
E.18
Authorize the Board of Directors, for 26 months, to increase the number of shares to be issued if a capital increase is
oversubscribed, with or without the preferential right of
subscription, but limited to 15% of the initial issue and the caps stipulated by the 16th and 17th Resolutions
		Management	For	For
E.19
Authorize the Board of Directors, for 26 months, to increase the authorised capital, but limited to 10% of the capital and the caps stipulated by the 16th and 17th resolutions, to pay for
contributions in kind of equity securities or transferable securities giving access to the authorised capital of other Companies,
outside the context of a bid
		Management	For	For
E.20
Authorize the Board of Directors, for 26 months, to increase the authorised capital or transfer shares reserved for members of a
Corporate or Group Personal Equity Plan, but limited to 3% of the capital and the cap stipulated by the 16th Resolution
		Management	For	For
E.21
Authorize the Board of Directors, for 26 months, to award options to subscribe to or purchase shares, but limited to 4% of the capital and the cap stipulated by the 16th Resolution, the limit of 4%
being a global cap for the 21st and 22nd Resolutions, including a maximum of 0.2% for Executive Directors
		Management	For	For
E.22
Authorize the Board of Directors, for 26 months, to award free existing or future shares, but limited to 4% of the capital and the cap stipulated by the 16th resolution, the limit of 4% being a global cap for the 21st and 22nd Resolutions, including a maximum of
0.2% for Executive Directors
		Management	For	For
E.23	Authorize the Board of Directors to cancel, but limited to 10% per period of 24 months, its own shares held by the Company	Management	For	For
E.24	Amend the Articles of Association following redemption and cancellation of preference shares	Management	For	For
E.25	Powers for the required formalities	Management	For	For
	PLEASE NOTE THAT RESOLUTION 14 HAS BEEN RETRACTED FROM THE AGENDA AND VOTES FO-R THIS RESOLUTION WILL NOT BE TAKEN INTO ACCOUNT BY THE COMPANY.	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION
OF ADDITIONAL COMMENT. IF-YOU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNL-ESS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

STMICROELECTRONICS N V
Security	N83574108	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	25-May-2010
ISIN	NL0000226223	Agenda		702376080 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Opening of the meeting	Non-Voting
2	Approve the Board of Directors' report on financial year 2009 and related-discussion	Non-Voting
3	Receive the report of the Supervisory Board on FY 2009 and related discussion	Non-Voting
4.a	Approve a Corporate Governance	Non-Voting
4.b	Approve the balance sheet as of FY 2009	Management	For	For
4.c	Adopt a dividend of USD 0.28 for each ordinary share for FY 2009	Management	For	For
4.d	Grant discharge of the sole Member of the Managing Board	Management	For	For
4.e	Grant discharge of the Supervisory Board Members	Management	For	For
5	Approve to confirm surveillance councils Member	Management	For	For
6	Appointment of PricewaterhouseCoopers Accountants N:V. as the External Auditors	Management	For	For
7	Approve the shares remuneration portion for Chairman and Chief Executive Officer	Management	For	For
8	Authorize the Board of Directors to buy own shares for 18 months starting from meeting resolutions up on approval of surveillance council	Management	For	For
9	Question time	Non-Voting
10	Closing	Non-Voting
CMMT	PLEASE NOTE THAT BLOCKING CONDITIONS DO NOT APPLY FOR VOTING AT THIS GENERAL M-EETING AS THERE IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED WITH THIS-MEETING. THANK YOU.	Non-Voting

CHINA TELECOM CORP LTD
Security	Y1505D102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-May-2010
ISIN	CNE1000002V2	Agenda		702416733 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTION NUMERS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL- LINK:http://www.hkexnews.hk/listedco/listconews/sehk/20100408/ LTN20100408727.p-df	Non-Voting
1
Approve the consolidated financial statements of the Company, the report of the Board of Directors, the report of the Supervisory
Committee and the report of the international Auditor for the YE 31
DEC 2009 be considered and approved, and the Board of
Directors  the Board  be authorized to prepare the budget of the
Company for year 2010
		Management	For	For
2	Approve the profit distribution proposal and the declaration and payment of a final dividend for the year ended 31 December 2009	Management	For	For
3
Reappointment of KPMG and KPMG Huazhen as the international
Auditor and domestic Auditor of the Company respectively for the year ending 31 DEC 2010 be considered and approved, and the
Board be authorized to fix the remuneration of the Auditors
		Management	For	For
S.4.1	Approve the issue of debentures by the Company	Management	For	For
S.4.2	Authorize the Board to issue debentures and determine the specific terms, conditions and other matters of the debentures	Management	For	For
S.5.1	Approve the issue of company bonds in the People's Republic of China	Management	For	For
S.5.2	Authorize the Board to issue company bonds and determine the specific terms, conditions and other matters of the company bonds in the People's Republic of China	Management	For	For
S.6	Grant a general mandate to the Board to issue, allot and deal with additional shares in the Company not exceeding 20% of each of the existing domestic Shares and H Shares as the case may be in issue	Management	For	For
S.7
Authorize the Board to increase the registered capital of the
Company and to amend the Articles of Association of the
Company to reflect such increase in the registered capital of the
Company and amend the Article of the Association of the
Company to reflect such increase in the registered capital of the
Company under the general mandate
		Management	For	For

BELLE INTL HLDGS LTD
Security	G09702104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-May-2010
ISIN	KYG097021045	Agenda		702401768 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100426/LTN2 0100426744.pdf	Non-Voting
1	Receive and consider the audited consolidated financial statements and reports of the directors and auditor of the Company for the YE 31 DEC 2009	Management	For	For
2	Approve to declare a final dividend for the YE 31 DEC 2009	Management	For	For
3	Re-appoint PricewaterhouseCoopers as the Company's Auditor and authorize the Board of Directors of the Company to fix the Auditor's remuneration	Management	For	For
4.a.i	Re-elect Mr. Tang Yiu as an Executive Director of the Company	Management	For	For
4.aii	Re-elect Mr. Gao Yu as a Non-executive Director of the Company	Management	For	For
4aiii	Re-elect Mr. Ho Kwok Wah, George as an Independent Non- executive Director of the Company	Management	For	For
4.b	Authorize the Board of Directors to fix the remuneration of the Directors	Management	For	For
5	Grant a general mandate to the Directors of the Company to allot, issue and deal with new shares not exceeding 10% of the issued share capital of the Company as at the date of passing this resolution	Management	For	For
6	Grant a general mandate to the Directors of the Company to repurchase shares not exceeding 10% of the issued share capital of the Company as at the date of passing this resolution	Management	For	For
7
Authorize the Directors of the Company to allot, issue and deal with additional shares in the share capital of the Company by an amount not exceeding the amount of the shares repurchased by the Company
		Management	For	For

LEGAL & GEN GROUP PLC
Security	G54404127	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-May-2010
ISIN	GB0005603997	Agenda		702402669 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the audited report and accounts of the Company for the YE 31 DEC 2009 together with the Directors' and the Auditors' report on those accounts	Management	For	For
2	Declare a final dividend of 2.73 pence per ordinary share in respect of the YE 31 DEC 2009 and be paid on 01 JUN 2010 to shareholders on the register of Members at the close of business on 16 APR 2010	Management	For	For
3	Re-elect Rudy Markham as a Director, who retires by rotation	Management	For	For
4	Re-elect John Pollock as a Director, who retires by rotation	Management	For	For
5	Re-elect Henry Staunton as a Director, who retires by rotation	Management	For	For
6	Re-elect James Strachan as a Director, who retires by rotation	Management	For	For
7	Election of Dame Clara Furse as a Director	Management	For	For
8	Election of John Stewart as a Director	Management	For	For
9	Election of Nigel Wilson as a Director	Management	For	For
10	Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company, to hold office until the conclusion of the next general meeting at which accounts are laid before the Company	Management	For	For
11	Authorize the Directors to determine the Auditors' remuneration	Management	For	For
12	Approve the report on the Directors' remuneration for the YE 31 DEC 2009 as set out on pages 55 to 70 of the Company's 2009 annual report and accounts	Management	For	For
13
Authorize the Directors of the Company, pursuant to Section 551 of the Companies Act 2006  the Act  to exercise all powers of the
Company to allot shares in the Company or grant rights to
subscribe for, or convert any security into shares in the Company up to an aggregate nominal amount of GBP 48,852,309 this
amount to be not more than 33.33% of the issued ordinary share capital at 09 APR 2010  Authority expires earlier of the conclusion of the next AGM of the Company, or at the close of business on
30 JUN 2011 , except that the Company may, before this authority expires, make an offer an agreement which would or might require shares to be allotted or rights to be CONTD.
		Management	For	For
CONT
CONTD.  granted after it expires and the Directors of the
Company may allot-shares or grant rights in pursuance of such offer or agreement as if this-authority had not expired  all previous unutilized authorities under Section-80 of the Companies Act 1985 and Section 551 of the Companies Act  shall-cease to have effect save to the extent that same are exercisable pursuant-to Section
551(7) of the Act by reason of any offer or agreement made prior-
to date of this resolution which would or might require shares to be allotted-or rights to be granted on or after that date
Non-Voting
14
Authorize the Company and all Companies that are its
subsidiaries at any time during the period to which this resolution relates, in accordance with Section 366 of the Companies Act
2006, aggregate to make political donations to political parties and/or independent election candidates, not exceeding GBP
100,000 in total; and make donations to political organizations other than political parties, not exceeding GBP 100,000 in total, and incur political expenditure, not exceeding GBP 100,000 in total;  Authority expires at the end on the date  falling 12 months thereafter or if sooner at the conclusion of the Company's next
AGM , for the purposes of this resolution the terms political donations, independent election candidates, political
organizations, political expenditure and political parties have the meaning set out in Sections 363 to 365 of the Act
		Management	For	For
S.15
Approve the Company's Articles of Association be hereby
amended by deleting all the provisions of the Company's
Memorandum of Association which, by virtue of Section 28 of the
Companies Act, 2006 are to be treated as provisions of the
Company's Articles of Association and the Articles of Association
produced to the meeting and initialed by the Chairman of the meeting be adopted as the Company's Articles of Association in substitution for, and to the exclusion of the existing Articles of
Association
		Management	For	For
S.16
Authorize the Directors,  subject to the passing of Resolution 13 to allot equity securities  as specified in Section 560 of the
Companies Act 2006  for cash pursuant to Resolution 13 under
Section 551 of the Companies act 2006, and to allot equity
securities  as specified in Section 560 of the Companies Act 2006(
sale of treasury shares) for cash, in either case as if Section 561 of the Companies Act 2006 disapplying to any such allotment, provided that this power shall be limited: to the allotment of equity securities in connection with an offer or issue of equity securities to or in favor of; i holders of shares in proportion  as nearly as may be practicable  to their existing holdings; CONTD
		Management	For	For
CONT
CONTD. and  ii  holders of other equity securities if this is required by the-rights of those securities or, if the Directors consider it necessary, as-permitted by the rights of those securities, but subject to such exclusions-or other arrangements as the Directors may consider necessary or expedient in-relation to fractional entitlements, treasury shares, record dates, shares-represented by depositary receipts, legal or practical problems arising under-
the laws of any territory or the requirements of any relevant regulatory body-or any stock exchange/or any other matter; and  B to the allotment of equity-securities pursuant to the authority granted under Resolution 13 and/or by-virtue of Section 560 3  of the Companies Act 2006 CONTD.
Non-Voting
CONT
CONT  in each case otherwise than under paragraph  A  above
up to a maximum-nominal amount of GBP 7,328,579, being 5% of the issued share capital of the-Company of the Company at 09
APR 2010  being the last practicable date prior-to the publication of this notice ;  Authority shall expire at the conclusion-of the next
AGM of the Company or, if earlier, at the close of business on 30-
JUN  2011 , except that the Company may, before this power
expires, make an-offer or agreement which would or might require equity securities to be-allotted after it expires and the Directors of the Company may allot equity-securities in pursuance of such offer or agreement as if the power conferred-hereby had not
expired; and all previous unutilized authorities under Section-95 of the Companies Act 1985 and Sections 570 and 573 of the
Companies Act-2006 shall cease to have effect
Non-Voting
S.17
Approve the Company, to make market purchases within the
meaning of Section 693(4) of the Act of ordinary shares of 2.5 pence in the capital of the Company on such terms and in such manner as the Directors may from time to time determine,
provided that: the maximum number of ordinary shares that may be purchased is 586,286,339 being 10% of the issued share
capital as at 09 APR 2010; the minimum price which may be paid for each ordinary share is 2.5 pence; the maximum price may be paid for each ordinary share is the higher of the amount equal to
105% of the average of the middle market quotations, or the
market values, for an ordinary shares as derived from the London
Stock Exchange Daily CONTD
		Management	For	For
CONT
CONTD. official List for the five business days immediately
preceding the day-on which the ordinary share is purchased and the amount stipulated by Article-5(1) of the Buy-back end
stabilization regulation 2003; and  Authority shall-expire at the conclusion of the next AGM or at the close of business on 30-JUN
2011 , except that the Company may make this contract for the purchase of-ordinary shares which will or might be executed
wholly or partly after the-expiry of this authority  all existing authorities for the Company to make-market purchases of ordinary shares are revoked, except in relation to the-purchase of shares under a contract or contracts concluded before the date of-this resolution and which has not yet been executed
Non-Voting
S.18	Approve that a general meeting other than an AGM may be called on not less than 14 clear days' notice	Management	For	For

OMV-AG
Security	A51460110	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-May-2010
ISIN	AT0000743059	Agenda		702404839 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the presentation of the annual, status and corporate governance report, the proposal for the allocation of the net income and the report of the Supervisory report for the FY 2009	Management	For	For
2.	Approve the allocation of the net income for the FY 2009	Management	For	For
3.	Approve the Members of the MGMT Board for the FY 2009	Management	For	For
4.	Approve the Supervisory Board for the FY 2009	Management	For	For
5.	Approve the remuneration to the Members of the Supervisory Board for the FY 2009	Management	For	For
6.	Election of the Auditors for the FY 2010	Management	For	For
7.	Election to the Supervisory Board	Management	For	For
8.	Amend the Company charter especially about the new legal adjustments amended act 2009 (AKTRAEG) as well as the exclusion of the securitisation of shares and verbal adjustments	Management	For	For
9.	Approve the Long Term Incentive Plan 2010	Management	For	For

RIO TINTO LTD
Security	Q81437107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-May-2010
ISIN	AU000000RIO1	Agenda		702414171 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the Company's financial report and the reports of the Directors and the Auditors for the YE 31 DEC 2009	Management	For	For
2	Approve the remuneration report for the YE 31 DEC 2009 as specified in the 2009 annual report	Management	For	For
3	Election of Robert Brown as a Director	Management	For	For
4	Election of Ann Godbehere as a Director	Management	For	For
5	Election of Sam Walsh as a Director	Management	For	For
6	Re-election of Guy Elliott as a Director	Management	For	For
7	Re-election of Michael Fitzpatrick as a Director	Management	For	For
8	Re-election of Lord Kerr as a Director	Management	For	For
9
Re-appoint PricewaterhouseCoopers LLP as the Auditors of Rio
Tinto Plc to hold office until the conclusion of the next AGM at which accounts are laid before Rio Tinto Plc and to authorize the
Audit Committee to determine the Auditor's remuneration
		Management	For	For
S.10
Grant authority to buybacks by Rio Tinto Limited of fully paid ordinary shares Rio Tinto Limited  Ordinary Shares  in the period following this approval until  and including  the date of the Rio
Tinto Limited 2011 AGM or 21 APR 2011  whichever is the later :
a) under one or more off-market buyback tender schemes in
accordance with terms as specified  the Buyback Tenders ; and b)
pursuant to on-market buybacks by Rio Tinto Limited in
accordance with the Listing Rules of the Australian Securities
Exchange, but only to the extent that the number of ordinary shares bought back pursuant to the authority in this Resolution, whether under any buyback tenders or pursuant to any on-market buybacks, does not in that period exceed 43.5 million ordinary shares
		Management	For	For
S.11
Grant authority to buybacks by Rio Tinto Limited of ordinary shares from Tinto Holdings Australia Pty Limited  THA  in the period following this approval until  and including  the date of the
Rio Tinto Limited 2011 AGM or 21 APR 2011 whichever is the
later  upon the terms and subject to the conditions set out in the draft buyback agreement between Rio Tinto Limited and THA
entitled 2010 RTL-THA Agreement , as specified
		Management	For	For

PT ASTRA INTERNATIONAL TBK
Security	Y7117N149	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-May-2010
ISIN	ID1000057607	Agenda		702424095 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the annual report and ratification to Company's financial report for year 2009	Management	For	For
2	Approve the profit allocation for year 2009	Management	For	For
3	Approve the changing in the composition of Company's Board and determine their salary, honorarium and allowances	Management	For	For
4	Appointment of Public Accountant for year 2010	Management	For	For

DEUTSCHE BANK AG, FRANKFURT AM MAIN
Security	D18190898	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	DE0005140008	Agenda		702344641 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED
DEPENDING ON SOME SUBCUSTODIANS'-PROCESSING IN
THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE TO-OBTAIN BLOCKING INFORMATION
FOR YOUR ACCOUNTS.
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 financ-ial year with the report of the Supervisory Board, the group financial stateme-nts and annual report, and the report pursuant to Sections 289(4) and 315(4) o-f the German
Commercial Code
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
793,413,523.95 as follows: Payment of a dividend of EUR 0.75 per share EUR 327,769,262.70 shall be carried forward Ex-
dividend and payable date: 28 MAY 2010
		Management	For	For
3.	Ratification of the acts of the Board of Managing Directors	Management	For	For
4.	Ratification of the acts of the Supervisory Board	Management	For	For
5.	Appointment of Auditors for the 2010 FY KPMG AG, Frankfurt	Management	For	For
6.
Renewal of the authorization to acquire own shares for trading purposes the Company shall be authorized to acquire and sell own shares, at prices not deviating more than 10% from the
market price of the shares, on or before 30 NOV 2014; the trading portfolio shall not exceed 5% of the Company's share capital at the end of any given day
		Management	For	For
7.
Authorization to acquire own shares for purposes other than
trading The Company shall be authorized to acquire own shares of up to 10% of its share capital, at prices not deviating more than
10% from the market price of the shares, on or before 30 NOV
2014 the Board of Managing Directors shall be authorized to sell the shares on the stock exchange or to offer them to all
shareholders, to use the shares for acquisition purposes, to use the shares as employee shares, to offer the shares to third parties at a price not materially below their market price, and to retire the shares
		Management	For	For
8.
Authorization to use derivatives within the scope of the acquisition of own shares the Company shall be authorized to use put or call options and forward contracts for the purpose of acquiring own shares as per item 7
		Management	For	For
9.	Approval of the compensation system for the Board of Managing Directors as described in the compensation report to be presented under item 1	Management	For	For
10.
Amendments to the articles of association in connection with the
Shareholder Right Directive Implementation Law [ARUG] a)
Section 17(4) shall be appended in respect of the Board of
Managing Directors being authorized to allow shareholders to participate in the shareholders' meeting by electronic means
[online] b) Section 17(5) shall be appended in respect of the Board of Managing Directors being authorized to allow shareholders to exercise their voting rights in writing or electronically [absentee voting] c) Section18(3) shall be amended in respect of the
Company being able to facilitate proxy voting at shareholders'
meetings
		Management	For	For
11.
Authorization to issue warrant or convertible bonds or profit-
sharing certificates, the creation of contingent capital, and the corresponding amendments to the Articles of Association the
Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to issue bearer or registered bonds or profit-sharing certificates of up to EUR 9 billion, conferring a conversion or option right for new shares of the Company, on or before 30 APR 2015; shareholders shall be granted subscription rights, except for the issue of bonds or profit-sharing certificates at a price not materially below their  theoretical market value, for residual amounts, and for the granting of such rights to holders of conversion or option rights; the share capital shall be increased accordingly by up to EUR 230,400,000 through the issue of up to
90,000,000 new registered  shares, insofar as conversion and/or option rights are exercised
		Management	For	For
12.
Approval of amendments to the control and profit transfer
agreements, or simple profit transfer agreements, with the
following of the Company's wholly owned subsidiaries, in
accordance with the accounting law modernisation act: a)
Deutsche Bank Private- Und Geschaeftskunden Ag; b)
Schiffsbetriebsgesellschaft Brunswik Mbh; c) Deutsche Immobilien
Leasing Gmbh; d) Deutsche Stiftungstrust Gmbh; e) Db Export-
Leasing Gmbh; f) Db Capital Markets [Deutschland) Gmbh; g)
Rreef Management Gmbh; h) Nordwestdeutscher
Wohnungsbautraeger Gmbh
		Management	For	For
13.	Approval of the newly concluded control and profit transfer agreem ents with the following of the Company's wholly owned subsidiaries: a) Db Beteiligungs-Holding Gmbh; b) Db Finanz- Holding Gmbh	Management	For	For

DEUTSCHE BOERSE
Security	D1882G119	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	DE0005810055	Agenda		702345908 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED
DEPENDING ON SOME SUBCUSTODIANS'-PROCESSING IN
THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE TO-OBTAIN BLOCKING INFORMATION
FOR YOUR ACCOUNTS.
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY wit-h the report of the Supervisory Board, the group financial statements and annu-al report, the re-port pursuant to
Sections 289[4] and 315[4] of the German Co-mmercial Code, and the proposal on the appropriation of the distributable prof-it
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
400,000,000 as follows; Payment of a dividend of EUR 2.10 per share EUR 9,519,655.90 shall be allocated to the other revenue reserves ex-dividend and payable date 28 MAY 2010
		Management	For	For
3.	Ratification of the acts of the Board of Managing Directors	Management	For	For
4.	Ratification of the acts of the Supervisory Board	Management	For	For
5.	Approval o f the new compensation system for t he Board of MDs, to be found on the Company's web site	Management	For	For
6.
Resolution on the revision of the authorized capital II, and the corresponding amendments to the articles of association The
existing authorized capita l II shall be revoked, the Board of
Managing Directors shall be authorized, with the consent of the
Supervisory Board, to increase the share capital by up to EUR
27,800,000 through the issue of new registered shares against payment in cash and/or kind, on or be-fore 26 May 2015,
shareholders shall be granted subscription rights, except for the issue of shares at a price not materially below their market price, for the issue of employee shares of up to EUR 3,000,000, for the issue of shares for acquisition purposes, and for residual amounts
		Management	For	For
7.
Resolution on the creation of authorized capital III, and the corresponding amendments to the Articles of Association the
Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to increase the share capital by up to
EUR 19,500,000 through the issue of new registered shares
against cash payment, on or before 26 MAY 2015, shareholders shall be granted subscription rights, except for residual amounts
		Management	For	For
8.
Authorization to acquire own shares the Board of Managing
Directors shall be authorized to acquire shares of the Company of up to 10% of its share capital, at prices neither more than 10%
above, nor more than 20% below, the market price, on or before
31 OCT 2011 ,the shares may be used for acquisition purposes, issued to employees, pensioners and executives, sold in another manner at a price not materially below their market price, or retired
		Management	For	For
9.	Approval of the control agreement with the Company's wholly owned subsidiary Clear stream Banking AG, effective for an indeterminate period of time	Management	For	For
10.
Amendments to the Articles of Association in connection with the
Shareholder Right Directive Implementation Law [ARUG] a]
Section 16[4] shall be appended in respect of the Board of
Managing Directors being authorized to allow shareholders to participate in the shareholders meeting by electronic means
[online], b] Section 16[5] shall be appended in respect of the
Board of Managing Directors being authorized to allow
shareholders to exercise their voting rights in writing or
electronically [absentee voting]
		Management	For	For
11.	Appointment of the Auditors for the 2010 FY; KPMG AG, Berlin entitled to vote are those shareholders who are entered in the share register and who register with the Company on or before 20 MAY 2010	Management	For	For

SAFRAN SA, PARIS
Security	F4035A557	Meeting Type		MIX
Ticker Symbol		Meeting Date	27-May-2010
ISIN	FR0000073272	Agenda		702385902 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
CMMT
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
O.1	Approve the Company's accounts for FY 2009 , discharge to the members of the Board of Directors and of the Supervisory Board	Management	For	For
O.2	Approve the consolidated accounts for FY 2009	Management	For	For
O.3	Approve the allocation of the profit and setting of the dividend	Management	For	For
O.4	Approve the agreements regulated under article L. 225-38 et seq. of the Code de Commerce	Management	For	For
O.5	Approve to renew the Cabinet Mazars' appointment as the Statutory Auditor	Management	For	For
O.6	Appointment of Cabinet Ernst & Young et al. as Statutory Auditor	Management	For	For
O.7	Appointment of Mr. Gilles Rainaut as standby Statutory Auditor	Management	For	For
O.8	Appointment of Cabinet Auditex as standby Statutory Auditor	Management	For	For
O.9	Authorize the Board of Directors to trade in the Company's shares	Management	For	For
E.10	Authorize the Board of Directors to increase the authorized capital by incorporation of reserves, profits or premia	Management	For	For
E.11	Authorize the Board of Directors to reduce the authorized capital by canceling shares held by the Company	Management	For	For
E.12	Powers for the necessary legal formalities	Management	For	For
CMMT
PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING
INFORMATION IS AVAILABLE BY-CLICKING ON THE
MATERIAL URL LINK:-https://balo.journal-
officiel.gouv.fr/pdf/2010/0419/201004191001286.pdf AND ht-
tps://balo.journal-
officiel.gouv.fr/pdf/2010/0510/201005101002043.pdf
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF ADDITIONAL LINK. IF YOU-HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS Y-OU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

CAP GEMINI SA, PARIS
Security	F13587120	Meeting Type		MIX
Ticker Symbol		Meeting Date	27-May-2010
ISIN	FR0000125338	Agenda		702387312 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
CMMT
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
O.1	Approve the Company's accounts for FY 2009	Management	For	For
O.2	Approve the consolidated accounts for FY 2009	Management	For	For
O.3	Approve the agreements regulated under Article L.225-38 of the Code de Commerce	Management	For	For
O.4	Approve the allocation of the result and dividend	Management	For	For
O.5	Approve the renewal of Mr. Yann Delabriere's appointment as a Director	Management	For	For
O.6	Approve the renewal of Mr. Paul Hermelin's appointment as a Director	Management	For	For
O.7	Approve the renewal of Mr. Michel Jalabert's appointment as a Director	Management	For	For
O.8	Approve the renewal of Mr. Serge Kampf's appointment as a Director	Management	For	For
O.9	Approve the renewal of Mr. Phil Laskawy's appointment as a Director	Management	For	For
O.10	Approve the renewal of Mr. Ruud van Ommeren's appointment as a Director	Management	For	For
O.11	Approve the renewal of Mr. Terry Ozan's appointment as a Director	Management	For	For
O.12	Approve the renewal of Mr. Bruno Roger's appointment as a Director	Management	For	For
O.13	Approve the nomination of Mrs. Laurence Dors as a Director	Management	For	For
O.14	Approve the renewal of Mr. Pierre Hessler's appointment as a non-executive Director	Management	For	For
O.15	Approve the renewal of Mr. Geoff Unwin's appointment as a non- executive Director	Management	For	For
O.16	Grant authority for the share redemption program, capped at a number of shares equal to 10% of the Company's authorized capital	Management	For	For
E.17	Authorize the Board of Directors to cancel shares which the Company has redeemed pursuant to a share redemption program	Management	For	For
E.18	Approve the delegation of powers granted to the Board of Directors to increase the authorized capital by incorporation of reserves	Management	For	For
E.19	Approve the setting of general caps on delegations of powers under the next seven resolutions	Management	For	For
E.20
Approve the delegation of powers granted to the Board of
Directors to issue ordinary shares and/or transferable securities giving access to the Company's authorized capital or to award debt securities with maintenance of a preferential right of
subscription
		Management	For	For
E.21
Approve the delegation of powers granted to the Board of
Directors to issue, by means of a public offer, ordinary shares and/or transferable securities giving access to the Company's authorized capital or to award debt securities with a preferential right of subscription cancelled
		Management	For	For
E.22
Approve the delegation of powers granted to the Board of
Directors to issue, by means of a private placement, ordinary shares and/or transferable securities giving access to the
Company's authorized capital, or to award debt securities, with a preferential right of subscription cancelled
		Management	For	For
E.23	Approve the delegation of powers granted to the Board of Directors to increase the value of issues by means of over- allocation options	Management	For	For
E.24
Authorize the Board of Directors in the event of an issue of ordinary shares and/or transferable securities with a preferential right of subscription cancelled, to set the issue price in accordance with the rules passed by the General Meeting and capped at 10%
of the Company's authorized capital
		Management	For	For
E.25
Approve the delegation of powers granted to the Board of
Directors to issue simple ordinary shares or combined with
transferable securities giving access to the Company's authorized capital as payment for contributions in kind to the Company of equity capital or of transferable securities giving access to the authorized capital
		Management	For	For
E.26
Approve the delegation of powers granted to the Board of
Directors to issue ordinary shares and/or transferable securities giving access to the Company's authorized capital or to award debt securities as payment for securities contributed to any public exchange offer initiated by the Company
		Management	For	For
E.27	Approve the delegation of powers granted to the Board of Directors to make a capital increase reserved for members of a Cap Gemini Group Personal Equity Plan	Management	For	For
E.28	Approve the addition to the Company's Articles of Association of a provision allowing the Board of Directors to nominate a Vice- Chairman	Management	For	For
E.29	Powers for the legal formalities	Management	For	For
CMMT
PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING
INFORMATION IS AVAILABLE BY-CLICKING ON THE
MATERIAL URL LINK:-https://balo.journal-
officiel.gouv.fr/pdf/2010/0409/201004091001101.pdf AND ht-
tps://balo.journal-
officiel.gouv.fr/pdf/2010/0510/201005101001996.pdf
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF ADDITIONAL LINK. IF YOU-HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS Y-OU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

NATIXIS, PARIS
Security	F6483L100	Meeting Type		MIX
Ticker Symbol		Meeting Date	27-May-2010
ISIN	FR0000120685	Agenda		702389885 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
CMMT
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
O.1	Approve the financial statements for the financial year 2009	Management	For	For
O.2	Approve the consolidated financial statements for the financial year 2009	Management	For	For
O.3	Approve the allocation of income	Management	For	For
O.4	Approve the Agreements and Undertakings pursuant to Articles L.225-38 and L.225-86 et sequence of the Commercial Code	Management	For	For
O.5	Ratify the co-optation of BPCE as a Board Member	Management	For	For
O.6	Ratify the co-optation of Mr. Alain Lemaire as a Board Member	Management	For	For
O.7	Ratify the co-optation of Mr. Bernard Oppetit as a Board Member	Management	For	For
O.8	Ratify the co-optation of Mr. Jean Criton as a Board Member	Management	For	For
O.9	Ratify the co-optation of Mrs. Laurence Debroux as a Board Member	Management	For	For
O.10	Approve the renewal of term of a Principal Statutory Auditor	Management	For	For
O.11	Approve the renewal of term of a Deputy Statutory Auditor	Management	For	For
O.12	Appointment of a Principal Statutory Auditor	Management	For	For
O.13	Appointment of a Deputy Statutory Auditor	Management	For	For
O.14	Appointment of a principal and deputy statutory auditors for Fiducie Capdevielle - Natixis - Tresor Public	Management	For	For
O.15	Approve the trading of the Company's own shares on the stock market	Management	For	For
E.16	Approve to review and approval of the simplified fusion by absorption of Natixis Securities, a 100% subsidiary of the Company	Management	For	For
E.17	Authorize the Board of Directors to reduce the share capital by cancellation of shares purchased in accordance with the shares repurchase program	Management	For	For
E.18	Authorize the Board of Directors to carry out the allocation of free shares to the employees and Corporate officers of Natixis and related Companies	Management	For	For
E.19
Authorize the Board of Directors to decide on the share capital increase by issuing shares or securities giving access to the capital reserved for members of saving plans with cancellation of preferential subscription rights in favor of the latter in accordance with Article L.225-129-6 of the Commercial Code
		Management	For	For
E.20
Authorize the Board of Directors, in the event of issuance with cancellation of preferential subscription rights of the shareholders to decide on the issue price under the conditions set by the general meeting, within the limit of 10% of the capital
		Management	For	For
E.21
Authorize the Board of Directors to use the delegations in the fourteenth and seventeenth resolutions adopted by the CGM held on 30 APR 2009 and the twentieth resolution of the EGM of this day, to carry out, under the conditions referred to in Article L.225-
136 of the Commercial Code, one or more issuances of equity
securities without preferential subscription rights by an offering, by private investment, pursuant to Article L.411-2, II of the Monetary and Financial Code
		Management	For	For
E.22	Authorize the Board of Directors to reduce the capital by repurchasing shares	Management	For	For
E.23	Powers for the formalities	Management	For	For
CMMT
PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING
INFORMATION IS AVAILABLE BY-CLICKING ON THE
MATERIAL URL LINK --https://balo.journal-
officiel.gouv.fr/pdf/2010/0421/201004211001297.pdf AND ht-
tps://balo.journal-
officiel.gouv.fr/pdf/2010/0430/201004301001625.pdf AND http-
s://balo.journal-
officiel.gouv.fr/pdf/2010/0510/201005101002012.pdf
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF ADDITIONAL LINK. IF YOU-HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS Y-OU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

STANDARD BK GROUP LTD
Security	S80605140	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	ZAE000109815	Agenda		702389936 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the Annual Financial Statements for the YE 31 DEC 2009, including the reports of the Directors and Auditors	Management	For	For
2.1	Approve the proposed fees payable to the Non-Executive Directors for 2010: Chairman of Standard Bank Group as ZAR 3,750,000 per annum	Management	For	For
2.2	Approve the proposed fees payable to the Non-Executive Directors for 2010: Director of Standard Bank Group ZAR 161,000 per annum	Management	For	For
2.3	Approve the proposed fees payable to the Non-Executive Directors for 2010: International Director of Standard Bank Group GBP 34,650 per annum	Management	For	For
2.4	Approve the proposed fees payable to the Non-Executive Directors for 2010: Group Credit Committee Member ZAR 16,500 per meeting	Management	For	For
2.5	Approve the proposed fees payable to the Non-Executive Directors for 2010: Directors Affairs Committee Chairman ZAR 114,500 per annum Member ZAR 57,000 per annum	Management	For	For
2.6	Approve the proposed fees payable to the Non-Executive Directors for 2010: Group Risk and the Capital Management Committee Chairman ZAR 455,000 per annum Member ZAR 182,000 per annum	Management	For	For
2.7	Approve the proposed fees payable to the Non-Executive Directors for 2010: Group Remuneration Committee Chairman ZAR 228,000 per annum Member ZAR 98,000 per annum	Management	For	For
2.8	Approve the proposed fees payable to the Non-Executive Directors for 2010: Group Transformation Committee Chairman ZAR 145,000 per annum Member ZAR 72,000 per annum	Management	For	For
2.9	Approve the proposed fees payable to the Non-Executive Directors for 2010: Group Audit Committee Chairman ZAR 455,000 per annum Member ZAR 182,000 per annum	Management	For	For
2.10	Approve the proposed fees payable to the Non-Executive Directors for 2010: Ad hoc meeting attendance ZAR 15,250 per meeting	Management	For	For
3
Approve the payment by The Standard Bank of South Africa
Limited of an ex gratia award of ZAR 7,500,000 to Derek Edward
Cooper; Group transformation Committee - Chairman - ZAR
145,000 per annum, Member - ZAR 72,000 per annum
		Management	For	For
4.1	Re-elect Richard Dunne as a Director	Management	For	For
4.2	Re-elect Thulani Gcabashe as a Director, who retires in accordance with the provisions of the Company's Articles of Association	Management	For	For
4.3	Re-elect Saki MaCozoma as a Director, who retires in accordance with the provisions of the Company's Articles of Association	Management	For	For
4.4	Re-elect Rick MeNell as a Director, who retires in accordance with the provisions of the Company's Articles of Association	Management	For	For
4.5	Re-elect Myles Ruck as a Director, who retires in accordance with the provisions of the Company's Articles of Association	Management	For	For
4.6	Re-elect Fred Phaswana as a Director	Management	For	For
4.7	Re-elect Lord Smith of Kelvin KT as a Director, who retires in accordance with the provisions of the Company's Articles of Association	Management	For	For
5.1
Approve the ordinary shares required for the purpose of carrying out the terms of the Standard Bank Equity Growth Scheme (the
Equity Growth Scheme), other than those which have specifically been appropriated for the Equity Growth Scheme in terms of
ordinary resolutions duly passed at previous AGM of the
Company, be and are hereby specifically placed under the control of the Directors, who be and are hereby authorized to allot and issue those shares in terms of the Equity Growth Scheme
		Management	For	For
5.2
Approve the ordinary shares required for the purpose of carrying out the terms of the Standard Bank Group Share Incentive
Scheme (the Scheme), other than those which have specifically been appropriated for the Scheme in terms of resolutions duly passed at previous AGM of the Company, be and are hereby
specifically placed under the control of the Directors, who be and are hereby authorized to allot and issue those shares in terms of the Scheme
		Management	For	For
5.3
Approve the unissued ordinary shares in the authorized share capital of the Company (other than those specifically identified in ordinary resolutions number 5.1 and 5.2) be and are hereby
placed under control of the Directors of the Company who are authorized to allot and issue the ordinary shares at their discretion until the next AGM of the Company, subject to the provisions of the Companies Act, 61 of 1973, as amended, the Banks Act, 94 of
1990, as amended and the Listings Requirements of the JSE
Limited and subject to the a number of ordinary shares able to be allotted and issued in terms of this resolution being limited five percent (5%) of the number of ordinary shares in issue at 31 DEC
2009
		Management	For	For
5.4
Approve the unissued non-redeemable non-cumulative, non
participating preference shares (non-redeemable preference
shares) in p authorized share capital of the company be and are hereby placed under the control of the Directors of the Company who are authorized to allot and issue the non-redeemable
preference shares at their discretion until the next AGM of the
Company, subject to the provisions of the Companies Act. 61 of
1973, as amended and the Listing Requirements of the JSE
Limited
		Management	For	For
5.5
Authorize the Directors of the Company, to make payments to
shareholders interims of Section 5.85(b) of the Listings
Requirements of the ISE Limited (the Listings Requirements),
subject to the provisions of the Companies Act, 61 of 1973, as amended (the Companies Act), the Banks Act, 94 of 1990, as
amended and the Listings Requirements, including, amongst
others, the following requirements: (a) payments to shareholders in terms of this resolution shall be made in terms of section 90 of the Companies Act and be made pro rata to all shareholders; (b)
in any one FY payments to shareholders in terms of this resolution shall not exceed a maximum of 20% of the Company's issued
share capital, including reserves but excluding minority interests, and revaluations of assets and intangible assets that are not supported CONTD.
		Management	For	For
CONT
CONTD. by a valuation by an independent professional expert
acceptable to the-JSE Limited prepared within the last six months, measured as at the beginning-of such FY and  Authority to make payments to shareholders shall be valid-until the next AGM of the
Company or for 15 months from the date of this-resolution
whichever period is the shorter
Non-Voting
5.6
Approve, in terms of Schedule 14 of JSE Listings Requirements and in accordance with Section 222 of the Companies Act, Act 61 of 1973, amended, where applicable that the provisions of the
Standard Bank Equity Growth Scheme are amended as specified
		Management	For	For
5.7
Approve, in terms of Schedule 14 of the JSE Listings
Requirements and in accordance with Section 222 of the
Companies Act, 61 of 1973, as amended, where applicable that the provisions of the Standard Bank Group Share Incentive
Scheme are amended as specified
		Management	For	For
S.6.1
Approve to increase the share capital of the Company, from ZAR
193,000,000 divided into 1,750,000,000 ordinary shares of 10 cents each, 8,000,000 6,5% first cumulative preference shares of
ZAR 1 each and 1,000,000 non-redeemable, non-cumulative
preference shares of 1 cent each to ZAR 218,000,000 divided into
2,000,000,000 ordinary shares of 10 cents each, 8,000,000 6,5%
first cumulative preference shares of ZAR 1 each and 1,000,000 non-redeemable, non-cumulative, non-participating preference shares of 1 cent each and that the Memorandum of Association of the Company be amended accordingly
		Management	For	For
S.6.2
Approve, with effect from the date of this AGM, as a general approval in terms of Section 85(2) of the Companies Act, 61 of
1973, as amended (the Companies Act), the acquisition by the
Company and, in terms of Section 89 of the Companies Act, the acquisition by any subsidiary of the Company from time to time, of such number of ordinary shares issued by the Company and at
such price and on such other terms and conditions as the
Directors may from time to time determine, subject to the
requirements of the Companies Act, Banks Act, 94 of 1990, as amended and the Listings Requirements of the JSE Limited (the
Listings Requirements), CONTD.
		Management	For	For
CONT
CONTD. which include, amongst others; any such acquisition will be-implemented through the order book operated by the trading system of the JSE-Limited and done without any prior
understanding or arrangement between the-Company and the
counterparty  reported trades being prohibited ; the-acquisition must be authorized by the Company's Articles of Association; the-
authority is limited to the purchase of the maximum of the 10% of the-Company's issued ordinary share capital in the any one FY,
CONTD.
Non-Voting
CONT
CONTD. acquisition must not be the weighted average of the
market value for-the ordinary shares of the Company for the 5 business days immediately-preceding the date of acquisition; at any point in time, the Company may only-appoint one agent to effect any repurchase(s) on the Company's behalf; the-company or its subsidiary may not repurchase securities during a
prohibited-period, unless they have in place a repurchase
programme where the dates and-quantities of securities to be traded during the relevant period are fixed-not subject to any variation  and full details of the programme have been-disclosed in an announcement over the SENS prior to the commencement of
the-prohibited period; CONTD.
Non-Voting
CONT
CONTD. that an announcement containing full details of such
acquisitions of-shares will be published as soon as the Company and/or its subsidiary(ies)-has/have acquired shares constitution, on a cumulative basis, 3% of the-number of shares in issue at the date of the general meetings at which this-special resolution is considered and, if approved, passed, and for each 3% in-
aggregate of the initial number acquired thereafter; CONTD.
Non-Voting
CONT
CONTD. and in the case of an acquisition by a subsidiary of the
Company, the-authority shall be valid only if: the subsidiary is authorized by its-Articles of Association; the shareholders of the subsidiary have passed a-special resolution authorizing the
acquisition and the number of shares to be-acquired, is not more that 10% in the aggregate of the number of issued-shares of the
Company;  Authority shall be valid only until the next AGM of-the
Company or is months from the date on which this resolution is passed,-whichever is the earlier
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITION
OF TEXT. IF YOU HAVE ALREA-DY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE-TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
YOU.
Non-Voting

MTR CORP LTD
Security	Y6146T101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	HK0066009694	Agenda		702391335 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN2 0100423741.pdf	Non-Voting
1	Receive the audited statement of accounts and the reports of the Directors and the Auditors of the Company for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend for the YE 31 DEC 2009	Management	For	For
3.A	Election of Vincent Cheng Hoi-chuen as a Member of the Board of Directors of the Company	Management	For	For
3.B	Re-elect Chow Chung-Kong as a Member of the Board of Directors of the Company	Management	For	For
3.C	Re-elect Christine Fang Meng-Sang as a Member of the Board of Directors of the Company	Management	For	For
4	Re-appoint KPMG as the Auditors of the Company and authorize the Board of Directors to determine their remuneration	Management	For	For
5
Grant a general mandate to the Board of Directors to allot, issue, grant, distribute and otherwise deal with additional shares in the
Company, not exceeding 10% of the issued share capital of the
Company at the date of this resolution  as adjusted
		Management	For	For
6	Grant a general mandate to the Board of Directors to purchase shares in the Company, not exceeding 10% of the issued share capital of the Company at the date of this resolution	Management	For	For
7
Authorize the Board of Directors, conditional on the passing of
Resolutions 5 and 6, to allot, issue, grant, distribute and otherwise deal with additional shares in the Company under Resolution 5 in respect of the aggregate nominal amount of share capital in the
Company purchased by the Company
		Management	For	For

GAMESA CORPORACION TECNOLOGICA SA
Security	E54667113	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	ES0143416115	Agenda		702402239 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve, if any, of the individual financial statements (balance sheet, profit and loss account, statement of changes in equity, cash flow statement and notes) of Gamesa Corporacion
Tecnologica, SA, as well as consolidated annual accounts with its subsidiaries (balance sheet, profit and loss account, statement of changes in equity, cash flow statement and notes) for the YE 31
DEC 2009
		Management	For	For
2	Approve, where appropriate, the individual management report of Gamesa Corporacion Tecnologica, SA, and the consolidated annual report with its subsidiaries, for the FYE 31 DEC 2009	Management	For	For
3	Approve the management and actions of the Board of Directors during the YE 31 DEC 2009	Management	For	For
4	Re-elect the Auditor of the Company and its Consolidated Group for the year 2010	Management	For	For
5	Approve the proposed application of the result for the YE 31 DEC 2009	Management	For	For
6
Approve the free allocation of shares issued to shareholders of the
Company, increased social capital released by a relevant market value maximum of EUR 29 million; it will offer shareholders the acquisition of their rights of free allocation at a guaranteed price;
expressed intentions incomplete assignment; application for
admission to trading of the shares resulting in the Stock Exchange of Bilbao, Madrid, Barcelona and Valencia, through the Automated
Quotation System; and authorize the Board of Directors, including giving new wording to Article 4 of the Bylaws
		Management	For	For
7	Ratify the appointment of Mr. Luis Lada Diaz as Director, appointed by cooptation after the conclusion of the last AGM, with the qualification of Independent Outside Directors	Management	For	For
8	Ratify the appointment of Ms. Forero-Waldner Benita, to fill a vacancy after the conclusion of the last AGM, with the qualification of other External Directors	Management	For	For
9
Authorize the Board of Directors, as provided in Article 153.1 b) of the Corporations Act so that, within the maximum period of 5 years, and if they see fit, may increase the capital up half of the current social capital in one or several times, and at the time and amount they deem appropriate, with attribution of the power to exclude the preferential subscription right; and amend Article 4DE of the Bylaws
		Management	For	For
10
Authorize the Board of Directors, with express powers of
substitution, for the acquisition of own shares directly or through subsidiaries, under the terms stipulated in current legislation, for which purpose, the amount unused, the authority granted to this end, by the General Meeting of Shareholders of 29 MAY 2009
		Management	For	For
11
Authorize the Board of Directors, for a period of 5 years, to issue:
a) bonds or debentures and other debt securities of a similar nature (other than promissory notes), so as preference shares, with the maximum limit of 700 million, and b) pay, with the upper limit at any time, regardless of the previous 300 million, and authorize the Company to ensure, within the limits described above, new issuances of securities which carry the subsidiaries
		Management	For	For
12
Authorize the Board of Directors, for a period of 5 years, to issue exchangeable bonds or debentures and/or convertible securities of the Company, and warrants for newly issued shares or shares in circulation of the Company, with the maximum limit of EUR 700 million; the fixation of the criteria for the determination of the bases and conditions for the conversion, exchange or exercise;
authorize the Board of Directors the necessary powers to
establish the basis and conditions for the conversion, exchange or exercise, as well as in the case of debt and convertible bonds and warrants for newly issued shares to raise capital in the amount necessary to meet the requests for conversion of debentures or exercise of warrants, with attribution of the power to exclude the preferential subscription right of shareholders of the Company
		Management	For	For
13	Approve the transfer of registered office of the Company and amend Article 1 of the Bylaws	Management	For	For
14	Amend Articles 12.2 and 17 of the Laws	Management	For	For
15
Approve the delegation of powers to formalize and execute all resolutions adopted by the general meeting for a public instrument and interpretation, correction, supplementing or development to achieve the registrations are made
		Management	For	For
CMMT
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A-SECOND CALL ON 28
MAY 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting

DELHAIZE GROUP SA
Security	B33432129	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	BE0003562700	Agenda		702403673 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
CMMT
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
1	Presentation of the Management Report of the Board of Directors on the FYE 31-DEC 2009	Non-Voting
2	Presentation of the report of the Statutory Auditor on the FYE 31 DEC 2009	Non-Voting
3	Communication of the consolidated annual accounts as of 31 DEC 2009	Non-Voting
4	Approve the non-consolidated annual accounts as of 31 DEC 2009, including the allocation of profits, and the distribution of a gross dividend of EUR 1.6 per share	Management	For	For
5	Grant discharge of liability of persons who served as the Directors of the Company during the FYE 31 DEC 2009	Management	For	For
6	Grant discharge of liability of the Statutory Auditor of the Company for the FYE 31 DEC 2009	Management	For	For
7.1
Approve to renew the mandate of Count Richard Goblet d'Alviella as a Director for a period of three years that will expire at the end of the OGM that will be requested to approve the annual accounts relating to the FY 2012
		Management	For	For
7.2
Approve to renew the mandate of Mr. Robert J. Murray as a
Director for a period of two years that will expire at the end of the
OGM that will be requested to approve the annual accounts
relating to the FY 2011
		Management	For	For
7.3
Approve to renew the mandate of Mr. Jack L. Stahl as a Director for a period of four years that will expire at the end of the OGM that will be requested to approve the annual accounts relating to the FY 2013
		Management	For	For
8
Acknowledge, upon proposal of the Board of Directors, that Mr.
Jack L. Stahl, whose mandate is proposed to be renewed until the end of the OGM that will be requested to approve the annual
accounts relating the FY 2013, satisfies the requirements of independence set forth by the Belgian Company Code for the
assessment of independence of Directors, and renew his mandate as Independent Director pursuant to the criteria of the Belgian
Company Code
		Management	For	For
9
Approve, pursuant to Article 556 of the Belgian Company Code, the 'Change in Control' clause set out in the Second Amended and Restated Credit Agreement, dated as of 01 DEC 2009,
among Delhaize Group, as Guarantor, Delhaize America Inc., as
Borrower, the subsidiary guarantors party thereto, the lenders party thereto, JPMorgan Chase Bank, N.A. and Fortis Capital
Corp., as syndication agents, issuing banks and swingline lenders, as such clause is used in, and for the purpose of, the 'Event of
Default' described in such credit facility
		Management	For	For
10
Approve, pursuant to Article 556 of the Belgian Company Code, the provision granting to the holders of the bonds, convertible bonds or medium-term notes that the Company issue within the twelve months following the ordinary shareholders meeting of May
2010, in one or several offering and tranches, denominated either in US Dollars or in Euros, with a maturity or maturities not exceeding 30 years, for a maximum aggregate amount of EUR 1.5 billion, the right to obtain the redemption, or the right to require the repurchase, of such bonds or notes for an amount not in excess of
101% of the outstanding principal amount plus accrued and
unpaid interest of such bonds or notes CONTD
		Management	For	For
CONT
CONTD in the event of a change of control of the Company, as would be-provided in the terms and conditions relating to such bonds and/or notes; any-such bond or note issue would be
disclosed through a press release, which-would summarize the applicable change of control provision and mention the-total amount of bonds and notes already issued by the Company that are-subject to a change of control provision approved under this resolution
Non-Voting

TELEKOM AUSTRIA AG
Security	A8502A102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	AT0000720008	Agenda		702404827 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO DELETION
OF COMMENT. IF YOU HAVE AL-READY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DECI-DE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
1.
Approve the presentation of the adopted financial statements and the Management report as well as the consolidated financial
statements including the consolidated Management report and the corporate governance report, the proposal for utilization of the net profit and the Supervisory Board report on the FY 2009
		Management	For	For
2.	Approve the allocation of the net income for the FY 2009	Management	For	For
3.	Grant discharge to the Members of the Management Board for the FY 2009	Management	For	For
4.	Grant discharge to the Members of the Supervisory Board the FY 2009	Management	For	For
5.	Approve the remuneration to the members of the supervisory Board for the FY 2009	Management	For	For
6.	Election of the Auditors for the FY 2010	Management	For	For
7.	Election of the member to the supervisory Board	Management	For	For
8.	Receive the Management report on share buy-back effected, number of treasury shares held and use of treasury shares	Management	For	For
9.	Amend the Articles of Association in particular for adaptation according to the Stock Corporation Amendment Act 2009 [AktienrechtsAnderungsgesetz 2009]	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN TEXT OF RESOLUTIONS. IF Y-OU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

ELAN CORP PLC
Security	G29539106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	IE0003072950	Agenda		702411149 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the financial statements for the YE 31 DEC 2009 together with the reports of the Directors and the Auditors thereon	Management	For	For
2	Re-elect Mr. Kieran McGowan, who retires from the Board by rotation in accordance with the requirements of the Combined Code	Management	For	For
3	Re-elect Mr. Kyran McLaughlin, who retires from the Board by rotation in accordance with the requirements of the Combined Code	Management	For	For
4	Elect Dr. Dennis Selkoe, who retires from the Board by rotation in accordance with the Articles of Association	Management	For	For
5	Authorize the Directors to fix the remuneration of the Auditors	Management	For	For
6	Authorize the Directors to issue securities	Management	For	For
7	Approve to increase the issued share capital of the Company	Management	For	For
S.8	Amend the Memorandum and Articles of Association	Management	For	For
S.9	Authorize the Directors to allot securities for cash	Management	For	For
S.10	Authorize the Company to make market purchases of its own shares	Management	For	For
S.11	Approve to set the re-issue price range for treasury shares	Management	For	For
S.12	Grant authority for 14 day notice period for EGMs	Management	For	For

WESTFIELD GROUP, SYDNEY NSW
Security	Q97062105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	AU000000WDC7	Agenda		702416909 - Management
Item	Proposal	Type	Vote	For/Against Management
1	To discuss the Company's financial statements and reports for the YE 31 DEC-2009	Non-Voting
2	Approve the Company's remuneration report for the YE 31 DEC 2009	Management	For	For
3	Re-elect Frederick G. Hilmer AO as a Director of the Company, who retires by rotation in accordance with Company's Constitution	Management	For	For
4	Re-elect John McFarlane as a Director of the Company, who retires by rotation in accordance with Company's Constitution	Management	For	For
5	Re-elect Judith Sloan as a Director of the Company, who retires by rotation in accordance with Company's Constitution	Management	For	For
6	Re-elect Mark Johnson AO as a Director of the Company, who retires by rotation in accordance with Company's Constitution	Management	For	For
7	Re-elect Frank P. Lowy AC as a Director of the Company, who retires by rotation in accordance with Company's Constitution	Management	For	For

PT ANEKA TAMBANG TBK
Security	Y7116R158	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	ID1000106602	Agenda		702428891 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve the Company's annual report regarding the Company's
condition and activities including report of Commissioners
supervision in book year 2009 and ratify the Company's financial report in book year 2009 and to release and discharge (Volledig
Qcquit Et De Charge) to the Directors and Commissioners from their Managerial and supervision in book year 2009
		Management	For	For
2
Ratify the report of partnership and environment development program for book year 2009 and to release and grant discharge the Directors and Commissioners from their managerial and
supervision in partnership and environment development program for book year 2009
		Management	For	For
3	Approve to determine the Company's profit utilization for book year 2009	Management	For	For
4	Approve to determine Tantiem for the Directors and Commissioners for book year 2009 and salary honorarium, facility and benefit for book year 2010	Management	For	For
5	Appointment of the Public Accountant for book year 2010	Management	For	For
6	Approve to restructure the Company's Board of Commissioners	Management	For	For
7	Amend the Company's Article of Association	Management	For	For

ATOS ORIGIN, PARIS-LA DEFENSE
Security	F06116101	Meeting Type		MIX
Ticker Symbol		Meeting Date	27-May-2010
ISIN	FR0000051732	Agenda		702430000 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 697264 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

"French Resident Shareowners must complete, sign and forward the Proxy Card di-rectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.     The followi-ng applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions wil-l be
forwarded to the Global Custodians that have become Registered
Intermedia-ries, on the Vote Deadline Date. In capacity as
Registered Intermediary, the G-lobal Custodian will sign the Proxy
Card and forward to the local custodian. I-f you are unsure
whether your Global Custodian acts as Registered Intermediary-, please contact your representative"
Non-Voting
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLIC-KING ON THE MATERIAL URL LINK: https://balo.journal- officiel.gouv.fr/pdf/2010/-0512/201005121002140.pdf	Non-Voting
O.1	Approve the Company's accounts for the YE 31 DEC 2009	Management	For	For
O.2	Approve the consolidated accounts for the YE 31 DEC 2009	Management	For	For
O.3
Approve the recommendations of the Board of Directors and to appropriate the income of EUR 128,712,027.00 as follows: EUR
301.00 to the legal reserve, the distributable income of EUR
260,408,901.00 including the prior retained earnings of EUR
131,697,175.00 to be allotted to the retained earnings; as required by law, it is reminded that, for the last 3 financial years, the dividends paid, were as follows: nil for FY 2006, EUR 0.40 for FY
2007, nil for FY 2008
		Management	For	For
O.4	Approve the special report of the Supervisory Board on Article L.225-38 of the Code de Commerce	Management	For	For
O.5	Ratify the co-opting of Mr. Lionel Zinsou-Derling as a member of the Board of Directors vice Mr. Dominique Megret	Management	For	For
O.6	Appointment of Mrs Aminata Niane as a member of the Board of Directors	Management	For	For
O.7	Authorize the Board of Directors to buy, keep or transfer shares in the Company	Management	For	For
O.8	Approve the setting of the total annual amount of the Directors' attendance fees	Management	For	For
E.9	Authorize the Board of Directors to reduce the authorized capital by canceling shares	Management	For	For
E.10
Authorize the Board of Directors for the purpose of issuing with the preferential right of subscription for shareholders maintained shares or other equity in the Company, or transferable securities giving access to the capital of the Company or of one of its subsidiaries, and/or transferable securities giving an entitlement to the allocation of debt securities
		Management	For	For
E.11
Authorize the Board of Directors for the purpose of issuing without a preferential right of subscription for shareholders ordinary shares in the Company and transferable securities giving access to the ordinary shares of the Company or of one of its
subsidiaries, and/or transferable securities giving an entitlement to the allocation of debt securities
		Management	For	For
E.12
Authorize the Board of Directors for the purpose of increasing the authorized capital by increasing the amount of equity to be issued, with or without a preferential right of subscription for shareholders
		Management	For	For
E.13
Authorize the Board of Directors for the purpose of issuing
ordinary shares, transferable securities giving access to ordinary shares and/or transferable securities giving an entitlement to the allocation of debt securities, in the event of a Public Exchange
Offer initiated by the Company concerning the equity of another
Company
		Management	For	For
E.14
Authorize the Board of Directors for the purpose of issuing
ordinary shares and transferable securities giving access to ordinary shares, in order to pay for contributions in kind granted to the Company consisting of equity or transferable securities giving access to the capital
		Management	For	For
E.15	Approve the capital on authorizations	Management	For	For
E.16
Authorize the Board of Directors for the purpose of increasing the
Company's authorized capital, with the preferential right of subscription for shareholders cancelled, in favor of employees of the Company and its affiliated Companies
		Management	For	For
O.17	Grant powers for the necessary legal formalities	Management	For	For
O.18	Ratify the appointment of Mrs. Colette Neuville as censor	Management	For	For
	RESOLUTION 3 HAS BEEN UPDATED WITH ADDITIONAL TEXT.	Non-Voting

BANK CHINA LTD
Security	Y0698A107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	CNE1000001Z5	Agenda		702434806 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 704544 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE
BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100415/LTN2
0100415262.pdf AN-D
http://www.hkexnews.hk/listedco/listconews/sehk/20100510/LTN2
0100510314.pdf
Non-Voting
	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED T-HE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1.	Approve the 2009 working report of the Board of Directors of the bank	Management	For	For
2.	Approve the 2009 working report of the Board of Supervisors of the bank	Management	For	For
3.	Approve the 2009 annual financial statements of the bank	Management	For	For
4.	Approve the 2009 Profit Distribution Plan of the bank	Management	For	For
5.	Approve the 2010 annual budget of the bank	Management	For	For
6.	Re-appoint PricewaterhouseCoopers Zhong Tian CPAs Limited Company and PricewaterhouseCoopers Hong Kong as the Bank's External Auditors for 2010	Management	For	For
7.1	Re-elect Mr. Xiao Gang as an Executive Director of the Bank	Management	For	For
7.2	Re-elect Mr. Li Lihui as an Executive Director of the Bank	Management	For	For
7.3	Re-elect Mr. Li Zaohang as an Executive Director of the Bank	Management	For	For
7.4	Re-elect Mr. Zhou Zaiqun as an Executive Director of the Bank	Management	For	For
7.5	Re-elect Mr. Anthony Francis Neoh as an Independent Non- Executive Director of the Bank	Management	For	For
7.6	Re-elect Mr. Huang Shizhong as an Independent Non-Executive Director of the Bank	Management	For	For
7.7	Re-elect Ms. Huang Danhan as an Independent Non-Executive Director of the Bank	Management	For	For
8.1	Election of Mr. Qin Rongsheng as an External Supervisor of the Bank	Management	For	For
8.2	Election of Mr. Bai Jingming as an External Supervisor of the Bank	Management	For	For
9.	Approve the remuneration scheme for the External Supervisors of the Bank	Management	For	For
S.10	Approve the proposal to amend the Articles of Association of the Bank	Management	For	For
S.11	Approve the proposal in relation to the general mandate on issuance of new shares of the Bank	Management	For	For
8.A.1	Re-elect Mr. Wang Xueqiang as a shareholders' representative Supervisor of the Bank	Management	For	For
8.A.2	Re-elect Mr. Liu Wanming as a shareholders' representative Supervisor of the Bank	Management	For	For
12.	Approve the proposal on adjustments of several items of the delegation of authorities by the shareholders' meeting to the Board of Directors of the Bank	Management	For	For

HSBC HOLDINGS PLC, LONDON
Security	G4634U169	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-May-2010
ISIN	GB0005405286	Agenda		702327239 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the annual accounts and reports of the Director's and of the Auditor for the YE 31 DEC 2009	Management	For	For
2.	Approve the Director's remuneration report for the YE 31 DEC 2009	Management	For	For
3.a	Re-elect R. A. Fairhead as a Director	Management	For	For
3.b	Re-elect M. F. Geoghegan as a Director	Management	For	For
3.c	Re-elect S. K. Green as a Director	Management	For	For
3.d	Re-elect G. Morgan as a Director	Management	For	For
3.e	Re-elect N. R. N. Murthy as a Director	Management	For	For
3.f	Re-elect S. M. Robertson as a Director	Management	For	For
3.g	Re-elect J. L. Thornton as a Director	Management	For	For
3.h	Re-elect Sir Brian Williamson as a Director	Management	For	For
4.	Re-appoint KPMG Audit PLC as the Auditor at remuneration to be determined by the Group Audit Committee	Management	For	For
5.
Authorize the Directors, pursuant to and for the purposes of
Section 551 of the Companies Act 2006 [the Act] Company to allot shares in the Company and to grant rights to subscribe for, or to convert any security into, shares in the Company up to an
aggregate nominal amount of GBP 100,000 [in the form of
10,000,000 Non-cumulative Preference Shares of GBP 0.01
each], EUR 100,000 [in the form of 10,000,000 non-cumulative preference shares of EUR 0.01 each], USD 85,500 [in the form of
8,550,000 Non-Cumulative Preference Shares of USD 0.01 each]
and USD 1,742,319,000 [in the form of 3,484,638,000 ordinary shares of USD 0.50 each in the capital of the Company [Ordinary
Shares] [the latter being equal to approximately 20 per cent of the nominal amount of Ordinary Shares of the Company in issue at the latest practicable date prior to the printing of the Notice of this
Meeting]; provided that this authority shall be limited so that, otherwise than pursuant to: (a) a right issue or other issue the subject of an offer or invitation, open for acceptance for a period fixed by the Directors, to: i) holders of Ordinary Shares where the shares respectively attributable to the interests of all holders of
Ordinary Shares are proportionate [or as nearly as may be] to the respective number of Ordinary Shares held by them; and ii)
holders of Securities, Bonds, Debentures or Warrants which, in accordance with the rights attaching thereto, are entitled to participate in such a rights issue or other issue or as the Directors consider necessary, but subject to such exclusions or other
arrangements as the Directors may deem necessary or expedient in relation to record dates, fractional entitlements or securities represented by depositary receipts or having regard to any
restrictions, obligations, practical or legal problems under the laws of or the requirements of any regulatory body or Stock Exchange in any territory or otherwise howsoever, or (b) the terms of any
Share Plan for employees of the Company or any of its subsidiary undertakings; or (c) any scrip dividend scheme or similar
		Management	For	For

arrangements implemented in accordance with the Articles of
Association of the Company; or (d) the allotment of up to
10,000,000 Non-cumulative Preference Shares of GBP 0.01 each,
10,000,000 Non-cumulative Preference Shares of EUR 0.01 each and 8,550,000 Non-cumulative Preference Shares of USD 0.01
each in the capital of the Company, the nominal amount of shares to be allotted or rights to subscribe for, or to convert any security into, shares to be granted by the Directors pursuant to this authority wholly for cash shall not in aggregate exceed USD
435,579,750 [being equal to approximately 5% of the Ordinary
Shares of the Company in issue at the latest practical date prior to the printing of the Notice of this Meeting] [Authority expires at the conclusion of the AGM of the Company to be held in 2011]  and the Directors may allot shares or grant rights to subscribe for, or to convert any security into, shares [as the case may be] in
pursuance of such offers or agreements as if the authority
conferred be had not expired

S.6
Authorize the Directors, subject to the passing of Resolution 5 as specified, pursuant to Section 570 of the Companies Act 2006 [the
Act] to allot equity securities [within the meaning of Section 560 of the Act] [disapplying the statutory pre-exemption rights 561(1) of the Act]; [Authority expires at the conclusion of the AGM of the
Company to be held in 2011] save that this authority shall allow the Company before the expiry of this power to make offers or agreements which would or might require equity securities to be allotted after such expiry and the Directors may allot equity securities in pursuance of such offers or agreements as if the power conferred hereby had not expired
		Management	For	For
S.7
Amend the Articles of Association of the Company as specified:
(a) by deleting Article 55.2 in its entirely and renumbering the remainder of Article 55 accordingly; (b) by inserting into Article
55.2 [as renumbered pursuant to this Resolution] the words
include such statements as are required by the Act and shall in any event so that Article 55.2 shall begin as specified (c) by deleting from Article 60.1 the words the same day in the next week at the same time and place, or to such other day and
substituting therefore the words such day [being not less than ten clear days after the original meeting] so that Article 60.1 reads as specified; (d) by inserting into Article 73.3 the words, subject to the
Act, and deleting the words , on a poll, so that Article 73.3 as specified; (e) by deleting Article 74 in its entirely and renumbering
Articles 75, 76 and 77 accordingly; (f) by inserting into Article 76
[as renumbered pursuant to paragraph (e) of this Resolution] the following new Article 76.2 to 76.4; and (g) by inserting a new
Article 77 as specified
		Management	For	For
8
Approve the amendment to the trust deed and rules of the HSBC
Holding UK Share Incentive Plan [UK SIP] [as specified] to extend the termination date of the UK SIP from 29 MAY 2010 to 28 MAY
2020 and authorize the Directors to do whatever may be
necessary or expedient to carry the amended UK SIP into effect including making such changes as may be necessary or expedient to secure the approval of HM Revenue & Customs under
Schedule 2 to the Income Tax [Earning and pension] Act 2003;
and to establish for the benefit of non-United Kingdom resident employees of the Company or of any of its direct or indirect subsidiaries such further all-employee share incentive plans as the Directors shall from time to time consider appropriate,
provided that; i) any such further plans are based on or similar to the UK SIP or any part or parts thereof but with such variations as the Directors may consider necessary or desirable, taking into account local tax, exchange control and securities laws in relevant
		Management	For	For

overseas countries or territories; and  ii) where Ordinary Shares of
USD 0.50 each in the capital of the Company [Ordinary Shares]
made available under such further plans are newly issued such
Ordinary Shares shall be counted against to overall limit
applicable to the Company's Employee Share Plans, and so that for this purpose establishing a plan also includes participating in any plan established or operated by any direct or indirect
subsidiary or establishing or participating in a sub-plan or adopting such other method or approach as the Directors consider
appropriate to achieve the relevant objectives

S.9	Approve, that the Company General Meetings [other than AGMs] being called on a minimum of 14 clear days' notice	Management	For	For

LANXESS AG
Security	D5032B102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-May-2010
ISIN	DE0005470405	Agenda		702361344 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS  07 MAY 2010 , WHERE-AS THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. T-HIS IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE-
GERMAN LAW. THANK YOU
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY wi-th the report of the Supervisory Board, the group financial statements, the gr-oup annual report, and the reports pursuant to Sections 289(4), 289(5) and 315-(4) of the German
Commercial Code
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
106,151,356 as follows:  payment of a dividend of EUR 0.50 per no-par share  EUR 64,550,021 shall be carried forward  ex-
dividend and payable date: 31 MAY 2010
		Management	For	For
3.	Ratification of the acts of the Board of Managing Directors	Management	For	For
4.	Ratification of the acts of the Supervisory Board	Management	For	For
5.	Approval of the remuneration system for the Board of Managing Directors	Management	For	For
6.	Appointment of Auditors for the 2010 FY: PricewaterhouseCoopers AG, Frankfurt	Management	For	For
7.1	Election to the Supervisory Board: Friedrich Janssen	Management	For	For
7.2	Election to the Supervisory Board: Robert J. Koehler	Management	For	For
7.3	Election to the Supervisory Board: Rainer Laufs	Management	For	For
7.4	Election to the Supervisory Board: Ulrich Middelmann	Management	For	For
7.5	Election to the Supervisory Board: Rolf Stomberg	Management	For	For
7.6	Election to the Supervisory Board: Theo H. Walthie	Management	For	For
8.
Authorization to acquire own shares  the Board of Managing
Directors shall be authorized to acquire shares of the Company  of up to 10 % of its share capital, at prices not deviating more than
10 % from the market price of the shares, on or before 25
NOV2011; the Board of Managing Directors shall be authorized to dispose of the shares in a manner other than the stock exchange or an offer to all shareholders if t  he shares are sold at a price not materially below the market price of  the shares, to use the shares for acquisition purposes, to retire the  shares, and to the use the shares for the fulfillment of conversion or option rights
		Management	For	For
9.
Resolution on the creation of authorized capital and the
corresponding amendment to the Articles of Association  the
Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to increase the share capital by up to
EUR 16,640,534 through the issue of new bearer no-par shares against contributions in cash  and/or kind, on or before 27 APR,
2015 (authorized capital II)  shareholders shall be granted
subscription rights except for residual  amounts, for the granting of such rights to bondholders, for a capital  increase against
contributions in kind, for the issue of shares in connection with the fulfillment of option or conversion rights, and for a  capital increase of up to 10 % of the share capital if the shares  are issued at a price not materially below the market price of identical shares
		Management	For	For
10.
Amendments to the Articles of Association  a) Section 14, in
respect of the notice of shareholders' meeting being  published in the electronic federal gazette at least 36 days prior to  the shareholders' meeting  b) Section 15(1), in respect of
shareholders being entitled to participate in and vote at the shareholders' meeting if they register with the Company by the sixth day prior to the meeting  - Section 15(2), in respect of shareholders  being also obliged to provide evidence of their shareholding as per the statutory record date and submit it to the
Company by the sixth day  prior to the shareholders' meeting if they wish to participate in and  vote at the shareholders' meeting  -
Section 15(3), in respect of proxy-voting instructions being issued in textual form facilitations regarding the issue of proxies being publicized in the notice of shareholders' meeting  - Section 15(4), in respect of the board of Managing Directors being authorized to permit shareholders to participate in the shareholders' meeting by the  use of electronic means of communication (online
participation)  - Section 15(5), in respect of the Board of Managing
Directors being authorized to permit shareholders to absentee vote (in writing or electronically) if  they cannot attend the shareholders' meeting and are not represented by a proxy at the meeting  c) Section 16(3), in respect of the Board of Managing
Directors being authorized to permit the audiovisual transmission of the shareholders' meeting  d) Section 10 Paragraph 8 Sentence
2 of the Article of Association will be amended as follows:
"Statements made vis-avis one Member of the Supervisory Board shall be deemed statements made vis-a-vis the Supervisory Board
		Management	For	For

G4S PLC, CRAWLEY
Security	G39283109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-May-2010
ISIN	GB00B01FLG62	Agenda		702374036 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the financial statements of the Company for the YE 31 DEC 2009 and the reports of the Directors and Auditor thereon	Management	For	For
2	Approve the Directors' remuneration report contained in the annual report for the YE 31 DEC 2009	Management	For	For
3	Approve to confirm and declare dividends	Management	For	For
4	Re-election of Alf Duch-Pedersen, a Director, who is retiring by rotation	Management	For	For
5	Re-election Lord Condon, a Director, who is retiring by rotation	Management	For	For
6	Re-election Nick Buckles, a Director, who is retiring by rotation	Management	For	For
7	Re-election Mark Elliott, a Director, who is retiring by rotation	Management	For	For
8
Appoint KPMG Audit Plc as Auditor of the Company from the
conclusion of this meeting until the conclusion of the next general meeting at which accounts are laid before the shareholders, and to authorize the Directors to fix their remuneration
		Management	For	For
9
Authorize the Directors, pursuant to and in accordance with
Section 551 of the Companies Act 2006 (the 2006 Act) to allot shares in the Company or grant rights to subscribe for, or convert any security into, shares in the Company: (i) up to an aggregate nominal amount of GBD 117,540,000; and (ii) comprising equity securities  as specified Section 560 of the 2006 Act  up to a further aggregate nominal amount of GBD 117,540,000 provided that
they are offered by way of a rights issue to holders of ordinary shares on the register of members at such record date(s) as the
Directors may determine where the equity securities respectively attributable to the interests of the ordinary shareholders are proportionate to the respective numbers of ordinary shares held or deemed to be held by them on any such record date(s), CNTD..
		Management	For	For
CONT
CNTD..subject to such exclusions or other arrangements as the
Directors may-deem necessary or expedient to deal with treasury shares, fractional-entitlements, record dates, shares represented by depositary receipts, legal-or practical problems arising under the laws of any territory or the-requirements of any relevant regulatory body or stock exchange or any other-matter; provided
that this   Authority shall expire on the date of the next-AGM of the
Company, save that the Company shall be entitled to make offers or-agreements before the expiry of such authority which would or might require-relevant securities to be allotted after such expiry and the Directors-CNTD..
Non-Voting
CONT
CNTD.. shall be entitled to allot relevant securities pursuant to any such-offer or agreement as if this authority had not expired; and all unexpired-authorities granted previously to the Directors to allot relevant securities-under Section 80 of the Companies Act 1985
(the 1985 Act) shall cease to have-effect at the conclusion of this
AGM
Non-Voting
S.10
Authorize the Directors, pursuant to Section 570 of the 2006 Act, subject to the passing of resolution 9 above, to allot equity securities (as specified in section 560 of the 2006 Act) for cash pursuant to the authority conferred by resolution 9 above as if section 561 of the 2006 Act did not apply to any such allotment, provided that this power shall be limited to: (i) the allotment of equity securities in connection with an offer or issue of equity securities  but in the case of the authority granted under
paragraph (ii) of resolution 9 above, by way of rights issue only
CNTD..
		Management	For	For
CONT
CNTD. to or in favour of the holders of shares on the register of members at-such record date(s) as the Directors may determine where the equity-securities respectively attributable to the interests of the shareholders are-proportionate  as nearly as may be practicable) to the respective numbers of-shares held by them on any such record date(s), but subject to such-exclusions or other arrangements as the directors may deem necessary or-
expedient in relation to fractional entitlements, treasury shares, record-dates, shares represented by depositary receipts, legal or practical problems-arising under the laws of any territory or the requirements of any relevant-regulatory body or stock exchange or any other matter; CNTD..
Non-Voting
CONT
CNTD. and (ii) the allotment (otherwise than pursuant to sub-
paragraph (i)-above) of equity securities pursuant to the authority granted under-resolution 9(i) above, up to a maximum nominal amount of GBD 17,630,000;-authority shall expire on the expiry of the general authority conferred by-resolution 9 above unless previously renewed, varied or revoked by the-Company in general meeting, save that the Company shall be entitled to make-offers or agreements before the expiry of such power which would or might-require equity securities to be allotted, or treasury shares to be sold,-after such expiry and the directors shall be entitled to allot equity-securities or sell treasury shares pursuant to any such offer or agreement as-if the power conferred hereby had not expired
Non-Voting
S.11
Authorize the Company, Section 701 of the 2006 Act, to make
market purchases (within the meaning of section 693(4) of the
2006 Act) of ordinary shares of 25p each in the capital of the
Company on such terms and in such manner as the directors may from time to time determine, provided that: (i) the maximum
number of such shares which may be purchased is 141,000,000;
(ii) the minimum price which may be paid for each such share is
25p (exclusive of all expenses); CNTD..
		Management	For	For
CONT
CNTD.. (iii) the maximum price which may be paid for each such share is an-amount equal to 105% of the average of the middle market quotations for an-ordinary share in the Company as
derived from the London Stock Exchange Daily-Official List for the five business days immediately preceding the day on-which such share is contracted to be purchased (exclusive of expenses); and-
authority shall expire, at the conclusion of the AGM of the
Company to be-held in 2011 (except in relation to the purchase of such shares the contract-for which was entered into before the expiry of this authority and which-might be executed wholly or partly after such expiry)
Non-Voting
12
Approve in accordance with Sections 366 and 367 of the 2006
Act, the Company and all Companies which are subsidiaries of the
Company during the period when this resolution 12 has effect be and are hereby unconditionally authorized to: (i) make political donations to political parties or independent election candidates not exceeding GBD 50,000 in total; (ii) make political donations to political organizations other than political parties not exceeding
GBD 50,000 in total; and (iii) incur political expenditure not exceeding GBD 50,000 in total; CNTD..
		Management	For	For
CONT
CNTD.. (as such terms are specified in the 2006 Act) during the period-beginning with the date of the passing of this resolution and ending on 27-NOV 2011 or, if sooner, at the conclusion of the
AGM of the Company to be-held in 2011 provided that the
authorized sum referred to in paragraphs (i),-(ii) and (iii) above may be comprised of one or more amounts in different-currencies which, for the purposes of calculating the said sum, shall be-
converted into pounds sterling at the exchange rate published in the London-edition of the financial times on the date on which the relevant donation is-made or expenditure incurred (or the first business day thereafter) or, if-earlier, on the day in which the
Company enters into any contract or-undertaking in relation to the same
Non-Voting
S.13
Approve that, with immediate effect: (i) the Company's Articles of
Association be amended by deleting all the provisions of the
Company's Memorandum of Association which, by virtue of
Section 28 of the 2006 Act, are to be treated as provisions of the
Company's Articles of Association; and (ii) the Articles of
Association produced to the meeting and initialled by the
Chairman of the meeting for the purposes of identification be adopted as the Articles of Association of the Company in
substitution for, and to the exclusion of, the Company's existing
Articles of Association
		Management	For	For
S.14	Approve the general meeting of the Company, other than an AGM may be called on not less than 14 clear days' notice	Management	For	For

HONG KONG & CHINA GAS LTD
Security	Y33370100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-May-2010
ISIN	HK0003000038	Agenda		702391347 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN2 0100423298.pdf	Non-Voting
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	Receive the statement of accounts for the FYE 31 DEC 2009 and the reports of the Directors and Auditors thereon	Management	For	For
2	Declare a final dividend	Management	For	For
3.I	Re-elect Mr. Leung Hay Man as a Director	Management	For	For
3.II	Re-elect Mr. Lee Ka Kit as a Director	Management	For	For
3.III	Re-elect Mr. James Kwan Yuk Choi as a Director	Management	For	For
3.IV	Re-elect Professor Poon Chung Kwong as a Director	Management	For	For
4	Re-appoint PricewaterhouseCoopers as the Auditors and authorize the Directors to fix their remuneration	Management	For	For
5	Approve each Director's fee, the additional fee for the Chairman and the fee for each member of the Audit Committee	Management	For	For
6.I	Approve the issue of Bonus Shares	Management	For	For
6.II	Approve to renew the general mandate to the Directors for repurchase of Shares	Management	For	For
6.III	Approve to renew the general mandate to the Directors for the issue of additional Shares	Management	For	For
6.IV	Authorize the Board of Directors to allot, issue or otherwise deal with additional Shares equal to the number of Shares repurchased under Resolution 6(II)	Management	For	For

VALLOUREC USINES A TUBES DE LORRAINE ESCAUT ET VAL
Security	F95922104	Meeting Type		MIX
Ticker Symbol		Meeting Date	31-May-2010
ISIN	FR0000120354	Agenda		702370824 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
CMMT
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative-
Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-balo.journal- officiel.gouv.fr/pdf/2010/0416/201004161001250.pdf	Non-Voting
O.1	Approve the Company's accounts for FY 2009	Management	For	For
O.2	Approve the consolidated accounts for FY 2009	Management	For	For
O.3	Approve the allocation of the result for FY 2009 and setting of the dividend	Management	For	For
O.4	Approve the option for payment of a scrip dividend	Management	For	For
O.5	Approve the renewal of Mr. Michel de Fabiani appointment as a member of the Supervisory Board	Management	For	For
O.6	Approve the renewal of Bollore's appointment as a member of the Supervisory Board	Management	For	For
O.7	Approve the renewal of Mr. Jean-Claude Verdiere's appointment as a member of the Supervisory Board	Management	For	For
O.8	Appointment of the Mrs. Vivienne Cox as a member of the Supervisory Board	Management	For	For
O.9	Appointment of the Mrs. Alexandre Schaapveld as a member of the Supervisory Board	Management	For	For
O.10	Approve the updating of the payment to members of the Supervisory Board	Management	For	For
O.11	Authorize the Board of Directors to trade in the Company's shares	Management	For	For
E.12	Approve the Halving of the par value of the Company's shares	Management	For	For
E.13	Amend to the Articles of Association in order to introduce on-line voting). Note: the text of this resolution includes the powers for the necessary legal formalities	Management	For	For
E.14	Approve the delegation of powers to the Board of Directors to issue share subscription warrants while a public offer is open	Management	For	For

CHINA TAIPING INSURANCE HOLDINGS CO LTD
Security	Y1456Z151	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	31-May-2010
ISIN	HK0000055878	Agenda		702402481 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100427/LTN2 0100427377.pdf	Non-Voting
1	Receive and approve the audited financial statements, the report of the Directors and the Independent Auditor's report for the YE 31 DEC 2009	Management	For	For
2.a	Re-elect Mr. Lin Fan as a Director	Management	For	For
2.b	Re-elect Mr. Song Shuguang as a Director	Management	For	For
2.c	Re-elect Mr. Peng Wei as a Director	Management	For	For
2.d	Re-elect Mr. Shen Koping Michael as a Director	Management	For	For
2.e	Re-elect Mr. Che Shujian as a Director	Management	For	For
2.f	Authorize the Board of Directors to fix the Directors' fees	Management	For	For
3	Re-appoint Deloitte Touche Tohmatsu as the Auditor and authorize the Board of Directors to fix their Remuneration	Management	For	For
4	Authorize the Directors to issue shares of the Company	Management	For	For
5	Authorize the Directors to repurchase shares of the Company	Management	For	For
6	Approve to extend the general mandate to issue shares by addition thereto the shares repurchased by the Company	Management	For	For

ALCATEL-LUCENT, PARIS
Security	F0191J101	Meeting Type		MIX
Ticker Symbol		Meeting Date	01-Jun-2010
ISIN	FR0000130007	Agenda		702311250 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-
PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING
INFORMATION IS AVAILABLE BY-CLICKING ON THE
MATERIAL URL-LINK:https://balo.journal-
officiel.gouv.fr/pdf/2010/0324/201003241000834.pdf A-ND
https://balo.journal-
officiel.gouv.fr/pdf/2010/0507/201005071001909.pdf
Non-Voting
1	Approve the Company's accounts for the YE 31 DEC 2009	Management	For	For
2	Approve the consolidated accounts for the YE 31 DEC 2009	Management	For	For
3	Approve the allocation of the result for the FY	Management	For	For
4	Re-appointment of Mr. Philippe Camus' as a Director	Management	For	For
5	Re-appointment of Mr. Ben Verwaayen's as a Director	Management	For	For
6	Re-appointment of Mr. Daniel Bernard's as a Director	Management	For	For
7	Re-appointment of Mr. W. Frank Blount's as a Director	Management	For	For
8	Re-appointment of Mr. Stuart E. Eizenstat's as a Director	Management	For	For
9	Re-appointment of Mr. Louis R. Hughes' as a Director	Management	For	For
10	Re-appointment of Mr. Jean C. Monty's as a Director	Management	For	For
11	Re-appointment of Mr. Olivier Piou's as a Director	Management	For	For
12	Approve the nomination of Mrs. Carla Cico as a Director	Management	For	For
13	Approve to setting the amount of the attendance fees allotted to the Directors	Management	For	For
14	Re-appointment of Mr. Jean-Pierre Desbois as a Non-executive Director	Management	For	For
15	Approve the nomination of Mr. Bertrand Lapraye as a Non- executive Director	Management	For	For
16	Approve the regulated agreement and commitments whose performance has continued during the FY	Management	For	For
17	Approve the "Other benefits" commitments regulated by Article L. 225-42-1 of the Code de Commerce given to the Chairman of the Board of Directors	Management	For	For
18	Approve the "Other benefits" and "Retirement" commitments regulated by Article L. 225-42-1 of the Code de Commerce given to the CEO	Management	For	For
19	Ratify the transfer of the Headquarters	Management	For	For
20	Authorize the Board of Directors to allow the Company to trade in its own shares	Management	For	For
E.21	Authorize the Board of Directors to reduce the Company's authorized capital by cancelling shares held by the Company	Management	For	For
E.22
Approve the delegation of powers to be given to the Board of
Directors to decide to issue ordinary shares in the Company and any transferable securities giving access immediately or at some future date to the authorized capital of the Company or of its affiliated Companies, with the preferential right of subscription maintained
		Management	For	For
E.23
Approve the delegation of powers to be given to the Board of
Directors to decide to issue; i) ordinary shares in the Company and any transferable securities giving access immediately or at some future date to the authorized capital of the Company or of its affiliated Companies or; ii) ordinary shares in the Company to which transferable securities to be issued by subsidiaries will give an entitlement, including for the purpose of paying for securities which will be contributed in the context of a public exchange offer, with the preferential right of subscription cancelled
		Management	For	For
E.24
Approve the delegation of powers to be given to the Board of
Directors to issue, by means of a private placement offer
regulated by Article L. 411-2 II of the Code monetaire et financier, ordinary shares in the Company and transferable securities giving access immediately or at some future date to ordinary shares in the Company or in its affiliated companies, with the preferential right of subscription cancelled
		Management	For	For
E.25
Authorize the Board of Directors for the purpose of increasing the number of transferable securities to be issued in the event of a capital increase pursuant to the 22nd, 23rd and 24th resolutions, with  or without  the preferential right of subscription
		Management	For	For
E.26
Approve the delegation of powers to be given to the Board of
Directors to decide on an increase to the authorized capital, in order to pay for contributions in kind granted to the Company and consisting of equity securities or transferable securities giving access to the authorized capital of other Companies
		Management	For	For
E.27	Approve the overall capital on the amount of issues made pursuant to the 22nd, 23rd, 24th, 25th and 26th resolutions	Management	For	For
E.28	Approve the delegation of powers to be given to the Board of Directors to increase the authorized capital by incorporation of reserves, profits or bonuses	Management	For	For
E.29	Authorize the Board of Directors for the purpose of awarding existing or future performance shares to employees and executive directors whose pay is conditional on performance	Management	For	For
E.30	Authorize the Board of Directors to grant share subscription or share purchase options to employees and executive directors	Management	For	For
E.31
Approve the delegation of powers to be given to the Board of
Directors to decide to increase the authorized capital by issuing shares reserved for members of a corporate Personal Equity Plan or assignment to the latter of shares or other transferable
securities giving access to the authorized capital
		Management	For	For
E.32
Amend the term of office for Directors laid down in Article 13 of the
Articles of Association and to the term of office for Non-executive
Directors laid down in Article 14 of the Articles of Association
		Management	For	For
E.33	Approve the powers for the required formalities	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CORRECT DIRECTOR NAME. I-F YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM UN-LESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

PUBLICIS GROUPE SA, PARIS
Security	F7607Z165	Meeting Type		MIX
Ticker Symbol		Meeting Date	01-Jun-2010
ISIN	FR0000130577	Agenda		702393593 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
CMMT
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
O.1	Approve the Company accounts for the year 2009	Management	For	For
O.2	Approve the consolidated accounts for the year 2009	Management	For	For
O.3	Approve the allocation of the result for the year and setting of the dividend	Management	For	For
O.4	Grant discharge to the Directors	Management	For	For
O.5	Grant discharge to the Members of the Supervisory Board	Management	For	For
O.6	Approve the contract for guarantee and placement signed between the Company and BNP Paribas, Calyon, Citigroup Global Markets Limited and Societe Generale	Management	For	For
O.7	Approve the contract for guarantee and placement signed between the Company and BNP Paribas, Calyon, Citigroup Global Markets Limited and Societe Generale	Management	For	For
O.8	Approve the assistance contract signed between the Company and BNP Paribas, Calyon, Citigroup Global Markets Limited and Societe Generale	Management	For	For
O.9	Approve the assistance contract signed between the Company and BNP Paribas, Calyon, Citigroup Global Markets Limited and Societe Generale	Management	For	For
O.10	Approve the credit agreement signed between the Company and BNP Paribas	Management	For	For
O.11	Approve the credit agreement signed between the Company and Societe Generale	Management	For	For
O.12	Approve the placement mandate agreement signed between the Company and BNP Paribas	Management	For	For
O.13	Approve the renewal of the mandate of a Member of the Supervisory Board held by Madame Sophie Dulac	Management	For	For
O.14	Approve the renewal of the mandate of a Member of the Supervisory Board held by Madame Helene Ploix	Management	For	For
O.15	Approve the renewal of the mandate of a Member of the Supervisory Board held by Monsieur Michel Sicurel	Management	For	For
O.16	Approve the renewal of the mandate of a Member of the Supervisory Board held by Monsieur Antony de Seze	Management	For	For
O.17	Approve the renewal of the mandate of a Member of the Supervisory Board held by Monsieur Gerard Worms	Management	For	For
O.18	Appointment of Madame Marie-Claude Mayer as a new Member of the Supervisory Board	Management	For	For
O.19	Appointment of Madame Marie-Josee Kravis as a new Member of the Supervisory Board	Management	For	For
O.20	Appointment of Madame Veronique Morali as a new Member of the Supervisory Board	Management	For	For
O.21	Appointment of a new Assistant Auditor	Management	For	For
O.22	Authorize the Board of Directors by the general meeting of the Shareholders to allow the Company to operate on its own shares	Management	For	For
E.23	Authorize the Board of Directors by the general meeting of the Shareholders to reduce capital stock by canceling its own shares	Management	For	For
E.24	Approve the share subscription and/or purchase option for Members of staff and/or corporate agents within the Company and Companies within the group	Management	For	For
E.25
Authorize the Board of Directors by the general meeting of the
Shareholders to increase capital stock by issuing capital securities or tangible assets granting access to the Company's capital stock, removing the preferential subscription right for members of a
Company savings plan
		Management	For	For
E.26
Authorize the Board of Directors by the general meeting of the shareholders to increase capital stock, removing the shareholders'
preferential subscription right reserved for certain categories of beneficiary
		Management	For	For
E.27	Approve the options of using authorization granted by the general meeting of the shareholders in the event of a public offer launched by the Company	Management	For	For
O.28	Powers	Management	For	For
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0423/201004231001394.pdf	Non-Voting

EUROPEAN AERONAUTIC DEFENCE & SPACE CO EADS NV
Security	F17114103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	01-Jun-2010
ISIN	NL0000235190	Agenda		702410476 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 683769 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1	Opening and approve the general introductory statements	Non-Voting
2.a	Approve the presentation by the Chairman and the Chief Executive Officer, including report by the Board of Directors in respect of the Corporate governance statement	Management	For	For
2.b	Approve the presentation by the Chairman and the Chief Executive Officer, including report by the Board of Directors in respect of the policy on dividend	Management	For	For
2.c	Approve the presentation by the Chairman and the Chief Executive Officer, including report by the Board of Directors in respect of the report on the business and the financial results of 2009	Management	For	For
3	Approve to discuss the all agenda items	Management	For	For
4.a	Adopt the audited accounts for the FY 2009	Management	For	For
4.b	Approve the result allocation	Management	For	For
4.c	Approve to release from liability of the Members of the Board of Directors	Management	For	For
4.d	Appointment of Ernst and Young Accountants L.L.P as the Co- Auditor for the FY 2010	Management	For	For
4.e	Appointment of KPMG Accountants N.V. as the Co-Auditor for the FY 2010	Management	For	For
4.f	Approve the compensation policy and the remuneration of the Members of the Board of Directors	Management	For	For
4.g	Authorize the Board of Directors to repurchase shares of the Company	Management	For	For
5	Closing of the meeting	Non-Voting
	PLEASE NOTE THAT DUE TO THE VOTING GOING BACK TO VARIOUS MARKETS, PLEASE CONTR-ACT YOUR CLIENT SERVICE REPRESENTATIVE TO CONFIRM IF BLOCKING APPLIES TO YOUR-SHARES. THANK YOU.	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO DELETION
OF RECOR DATE, CHANGE IN B-LOCKING INDICATOR AND
ADDITION OF COMMENT. IF YOU HAVE ALREADY SENT IN
YOUR VO-TES, PLEASE DO NOT RETURN THIS PROXY
FORM UNLESS YOU DECIDE TO AMEND YOUR ORIG-INAL
INSTRUCTIONS. THANK YOU.
Non-Voting

TENARIS S A
Security	L90272102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	02-Jun-2010
ISIN	LU0156801721	Agenda		702393745 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Receive the report and certifications from the Management of the
Board of Directors and of the reports from the Independent
Auditors with regard to the consolidated financial statements of the Company for the FYE on 31 DEC 2009, 2008 and 2007, and
of the annual financial statements of the Company to 31 DEC
2009
		Management	For	For
2	Approve the consolidated financial statements of the Company for the FYE on 31 DEC 2009, 2008 and 2007	Management	For	For
3	Approve the annual financial statements of the Company to 31 DEC 2009	Management	For	For
4	Approve the allocation of results and payment of dividends for the FYE on 31 DEC 2009	Management	For	For
5	Approve to release from liability for the members of the Board of Directors for the performance of their term in office during the FYE on 31 DEC 2009	Management	For	For
6	Election of the members of the Board of Directors	Management	For	For
7	Approve the remuneration for the members of the Board of Directors	Management	For	For
8	Approve the designation of the Independent Auditors for the FYE on 31 DEC 2010 and their compensation	Management	For	For
9
Authorize the Company, or any subsidiary, to buy, acquire or receive periodically shares of the Company, in accordance with
Article 49, 2, of the Law of Luxembourg of 10 AUG 1915, and with the applicable laws and regulations
		Management	For	For
10
Authorize the Board of Directors to carry out the distribution of all the notices to the shareholders, including the material for the general meeting of shareholders and the issuance of proxies and annual reports for the shareholders through the electronic means that are allowed by any applicable laws or regulations
		Management	For	For

BOMBARDIER INC
Security	097751200	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	02-Jun-2010
ISIN	CA0977512007	Agenda		702395131 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION 3 AND 4 AND IN 'FAVOR' OR 'WITHHOLD' ONLY FOR RESOLUTIONS-'1.1 TO 1.14 AND 2'. THANKS YOU.	Non-Voting
0	To receive of the consolidated financial statements of Bombardier Inc, for-the FYE 31 JAN 2010 and the Auditors' report thereon	Non-Voting
1.1	Election of Laurent Beaudoin as a Director of Bombardier Inc	Management	For	For
1.2	Election of Pierre Beaudoin as a Director of Bombardier Inc	Management	For	For
1.3	Election of Andre Berard as a Director of Bombardier Inc	Management	For	For
1.4	Election of J.R. Andre Bombardier as a Director of Bombardier Inc	Management	For	For
1.5	Election of Janine Bombardier as a Director of Bombardier Inc	Management	For	For
1.6	Election of Martha Finn Brooks as a Director of Bombardier Inc	Management	For	For
1.7	Election of L. Denis Desautels as a Director of Bombardier Inc	Management	For	For
1.8	Election of Thierry Desmarest as a Director of Bombardier Inc	Management	For	For
1.9	Election of Jean-Louis Fontaine as a Director of Bombardier Inc	Management	For	For
1.10	Election of Daniel Johnson as a Director of Bombardier Inc	Management	For	For
1.11	Election of Jean C. Monty as a Director of Bombardier Inc	Management	For	For
1.12	Election of Carlos E. Represas as a Director of Bombardier Inc	Management	For	For
1.13	Election of Jean-Pierre Rosso as a Director of Bombardier Inc	Management	For	For
1.14	Election of Heinrich Weiss as a Director of Bombardier Inc	Management	For	For
2	Appointment of Ernst & Young, LLP, Chartered Accountants, as an External Auditors of the Bombardier Inc and authorize the Directors of Bombardier Inc to fix the remuneration of the Auditors	Management	For	For
3	Approve the 2010 Deferred Share Unit Plan of Bombardier Inc, as specified	Management	For	For
4.1	PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL: approve, that the Board of Directors submit to the vote of the shareholders more candidates than the number of vacancies on the Board	Shareholder	Against	For
4.2
PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:
approve, that the Board of Directors adopt a rule of governance stipulating that the Executive Compensation Policy be subject to an advisory vote by shareholders
		Shareholder	Against	For
4.3
PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:
approve the annual report and the Management Proxy Circular
disclose the "pay ratios" of, first, the total compensation of the
Chief Executive Officer, and secondly, the total compensation of the 5 Named Executive Officers, to the average total
compensation of employees
		Shareholder	Against	For
5	Transact such other business	Non-Voting

LIBERTY INTL PLC
Security	G8995Y108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	02-Jun-2010
ISIN	GB0006834344	Agenda		702400007 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the accounts and the reports of the Directors and the Auditors FYE 31 DEC 2009	Management	For	For
2	Declare a final dividend for the FYE 31 DEC 2009 of 11 .5p per ordinary share	Management	For	For
3	Election of Mr. A.J.M. Huntley as a Non-Executive Director	Management	For	For
4	Election of Mr. A.D. Strang as a Non-Executive Director	Management	For	For
5	Election of Mr. J.G. Abel as a Non-Executive Director	Management	For	For
6	Appointment of Mr. R. M. Gordon prior to the AGM as a Non- Executive Director	Management	For	For
7	Re-election of Mr. D.P.H. Burgess as a Chairman	Management	For	For
8	Re-election of Mr. N. Sachdev as a Non-Executive Director	Management	For	For
9	Re-election of Mr. I. D. Hawksworth as a Director prior to the AGM	Management	For	For
10	Re-election of Mr. G.J. Gordon as a Non-Executive Director prior to the AGM	Management	For	For
11
Reappointment of PricewaterhouseCoopers LLP as Auditors of
the Company to hold office until the conclusion of the next AGM at which accounts are laid before the Company and to authorize the
Audit Committee of the Board to determine their remuneration
		Management	For	For
12	Receive the Directors remuneration report FYE 31 DEC 2009	Management	For	For
13
Authorize the Directors pursuant to and in accordance with
Section 551 of the Companies Act 2006 of the Company to allot shares or grant rights to subscribe for or to convert any security into shares up to nominal amount of GBP 103,638,083.50, such authority to apply in substitution for all previous authorities pursuant to Section 80 of the Companies Act 1985  Authority
expires the earlier ofnext AGM or 30 JUN 2011  but so that the
Company may make offers and enter into agreements during the relevant period which would, or might, require shares to be
allotted or rights to subscribe for or to convert any security into shares to be granted after the authority ends
		Management	For	For
S.14
Authorize the Directors to allot equity securities  as defined  in section 560 1  of the of the Companies Act 2006 wholly for cash pursuant to the authority given by Resolution 13 above or where the allotment constitutes an allotment of equity securities by virtue of Section 560 3  of the Companies Act 2006, in each case i  in connection with a pre-emptive offer; and  ii otherwise than in connection with a pre-emptive offer, up to an aggregate nominal amount of GBP 15,571,962.50; as if Section 561 1  of the
Companies Act 2006 did not apply to any such allotment
Authority expires the earlier of the next AGM or 30 JUN  but so that the Company may make offers and enter into agreements
during this period which would, or might, require equity securities to be allotted after the power ends
		Management	For	For
S.15
Authorize the Company for the purpose of Section 701 of the
Comapnies Act 2006 to make market purchases  as defined in
Section 693 of the Act  of ordinary shares of 50p each in the capital of the Company provided that:  i the maximum number of shares which may be purchased is 62,182,850;  ii  the minimum price which may be paid for each share is 50p;  iii  the maximum price which may be paid for a share is a amount equal to the higher of 105% of the average of the closing price of the
Company's ordinary shares as derived from the London Stock
Exchange Daily Official List for the five business days immediately preceding the day CONTD...
		Management	For	For
0
...CONTD on which such share is contracted to be purchased or
b  the higher-of the price of the last independent trade and the highest current bid as-stipulated by Article 5 1  of Commission
Regulation  EC  22 December 2003-implementing the Market
Abuse Directive as regards exemptions for buy-back-programs
and stabilization of financial instruments  No 2273/2003 ; and-
Authority shall expires the earlier of the conclusion of the AGM of the-Company to be held in 2011 or on 30 JUN 2011
Non-Voting
S.16
Approve that a general meeting other than an AGM may be called on not less than 14 clear days' notice and the relevant provisions of the Shareholder's Rights Directive  2007/36/EC  be disapplied
Authority shall expire at the conclusion of the AGM of the
Company to be held in 2011 or on 30 JUN 2011, whichever is the earlier
		Management	For	For
S.17
Adopt the new Articles of Association produced at the meeting and initialed by the Chairman for the purpose of identification,as the Articles of Association of the Company in substitution for, and to the exclusion of, the existing Articles of Association save that the consent given to the Directors existing Articles of Association, passed at the EGM of the Company held on 01 APR 2009, shall
be deemed to apply to Article 107.2 of the new Articles of
Association
		Management	For	For

TELEFONICA SA, MADRID
Security	879382109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	02-Jun-2010
ISIN	ES0178430E18	Agenda		702403875 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve the individual annual accounts, the consolidated financial statements [consolidate annual accounts] and the management
report of Telefonica, S.A and of its consolidated group of
Companies, as well as of the proposed allocation of the
profit/losses of Telefonica, S.A and the management of its Board of Directors, all with respect in fiscal year 2009
		Management	For	For
2	Approve the Compensation of shareholders, distribution of a dividend to be charged to unrestricted reserves	Management	For	For
3	Authorize the acquisition of the Company's own shares, directly or through Companies of the Group	Management	For	For
4
Authorize the Board of Directors to issue debentures, bonds, notes and other fixed-income securities, be they simple,
exchangeable and or convertible, granting the Board in the last case, the power to exclude the pre-emptive rights of share
holders, as well as the power to issue preferred shares and the power to guarantee issuances by the Companies of the Group
		Management	For	For
5	Re-elect the Auditor for FY 2010	Management	For	For
6	Approve the delegation of powers to formalize, interpret, correct and implement the resolutions adopted by the general shareholder' meeting	Management	For	For

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 03
JUN 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF ACTUAL RECORD DATE AND S-ECOND CALL DATE. IF
YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN-THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THANK Y-OU.
Non-Voting

PEUGEOT SA, PARIS
Security	F72313111	Meeting Type		MIX
Ticker Symbol		Meeting Date	02-Jun-2010
ISIN	FR0000121501	Agenda		702410248 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
CMMT
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0428/201004281001555.pdf	Non-Voting
O.1	Approve the Company accounts for the YE 31 DEC 2009	Management	For	For
O.2	Approve the consolidated accounts for the YE 31 DEC 2009	Management	For	For
O.3	Approve the allocation of the result	Management	For	For
O.4	Approve the special Auditor's report on regulated agreements	Management	For	For
O.5	Approve the renewal of the mandate of a Member of the Supervisory Board	Management	For	For
O.6	Authorize the share buy back programme	Management	For	For
E.7	Authorize the Board of Directors to grant Company share purchase options	Management	For	For
E.8	Authorize the Board of Directors to go ahead with free allocations of existing Company shares	Management	For	For
E.9	Authorize the Board of Directors to reduce capital stock by canceling shares bought back by the Company	Management	For	For
E.10	Authorize the Board of Directors to use delegations and authorize during a public offer concerning Company securities	Management	For	For
E.11	Authorize the Board of Directors to issue share subscription vouchers during a public offer concerning Company securities	Management	For	For
E.12	Approve the powers for formalities	Management	For	For

COMPAGNIE DE SAINT-GOBAIN SA, COURBEVOIE
Security	F80343100	Meeting Type		MIX
Ticker Symbol		Meeting Date	03-Jun-2010
ISIN	FR0000125007	Agenda		702377234 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
CMMT
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
O.1	Approve the financial statements for the FY 2009	Management	For	For
O.2	Approve the consolidated financial statements for the FY 2009	Management	For	For
O.3	Approve the allocation of income and setting of the dividend	Management	For	For
O.4	Approve the option for the payment of the dividend in shares	Management	For	For
O.5	Approve the renewal of Mr. Pierre-Andre de Chalendar's term as Board member	Management	For	For
O.6	Approve the undertakings benefiting Mr. Pierre-Andre de Chalendar relating to the compensation payable in some cases leading to discontinuance of his duties as General Director	Management	For	For
O.7	Approve the retirement undertakings benefiting Mr. Pierre-Andre de Chalendar	Management	For	For
O.8
Approve the endorsement to the welfare plan and healthcare
costs applicable to employees of the Company Saint Gobain,
allowing to maintain benefits to Mr. Pierre-Andr  de Chalendar as non-salaried corporate Officer
		Management	For	For
O.9	Approve the agreement between M. Jean-Louis Beffa and the Societe Civile Immobiliere de l'Ile de France, 100% subsidiary of the Company Saint Gobain, concerning a house lease	Management	For	For
O.10	Authorize the Board of Directors to purchase the Company's shares	Management	For	For
O.11	Approve the renewal of the Cabinet Pricewaterhousecoopers Audit's term as permanent Statutory Auditor	Management	For	For
O.12	Approve the renewal of Mr. Yves Nicolas' term as a Substitute Statutory Auditor	Management	For	For
E.13
Approve the renewal of the delegation of powers to the Board of
Directors to issue equity warrants during a period of public offer on the securities of the Company, within the limit of a capital increase of a maximum nominal amount of EUR 512,00,000
		Management	For	For
E.14	Amend the statutes relating to the terms of participation and vote during General Meetings due to harmonization with regulatory provisions	Management	For	For
E.15	Grant powers to implement all decisions of the General Meeting and to accomplish the formalities	Management	For	For
CMMT
PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING
INFORMATION IS AVAILABLE BY-CLICKING ON THE
MATERIAL URL-LINK:https://balo.journal-
officiel.gouv.fr/pdf/2010/0402/201004021001009.pdf A-ND
https://balo.journal-
officiel.gouv.fr/pdf/2010/0430/201004301001697.pdf
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF ADDITIONAL COMMENT. IF Y-OU HAVE ALREADY SENT
IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

WM MORRISON SUPERMARKETS PLC, BRADFORD
Security	G62748119	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	03-Jun-2010
ISIN	GB0006043169	Agenda		702408320 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the Directors report and audited financial statements for the 52 weeks ended 31 JAN 2010	Management	For	For
2	Approve the Directors remuneration report for the 52 weeks ended 31 JAN 2010	Management	For	For
3	Declare a final dividend of 7.12p per share payable on 09 JUN 2010 to ordinary shareholders on the register of members at the close of business on 07 MAY 2010	Management	For	For
4	Re-election of Martyn Jones as a Director	Management	For	For
5	Re-election of Penny Hughes as a Director	Management	For	For
6	Re-election of Johanna Waterous as a Director	Management	For	For
7	Re-election of Dalton Philips as a Director	Management	For	For
8	Re-appointment of KPMG Audit Plc as the Auditors of the Company to hold office from the conclusion of this meeting until the conclusion of the next AGM at which accounts are laid before the Company	Management	For	For
9	Authorized the Directors to fix the remuneration of the Auditors	Management	For	For
S.10
Authorize the Company to make market purchases  as specified in
Section 693 4  of the Companies Act 2006  the Act  , on the
London Stock Exchange of ordinary shares of 10p each in the
capital of the Company  ordinary shares provided that: i  the maximum aggregate number of ordinary shares hereby authorized to be purchased in 265,202,295 ordinary shares representing
approximately 10% of the issued ordinary shares capital at the date of this Notice;  ii  the minimum price which may be paid for the ordinary shares is their par value and the maximum price excluding expenses  which may be paid for the ordinary shares is an amount equal to the higher of  a  5% above the average of the middle market quotations of an ordinary shares as derived from the Daily Official List of the London Stock Exchange Plc for the 5
CONT
		Management	For	For
CONT
CONT business days before the purchase is made and  b  the
value of an-ordinary shares calculated on the basis of the higher of the price quoted for-the last independent trade and the highest current independent bid for any-number of ordinary shares on the trading venue where the purchase is carried-out;  Authority
expires the earlier of the conclusion of the next AGM of the-
Company or, if earlier, on 30 JUN 2011  the Company may make a contract to-purchase its own shares under the authority hereby conferred prior to the-expiry of such authority and may make a purchase of its own shares in-pursuance of such contract
Non-Voting
11
Authorize the Directors in accordance with Section 551 of the Act, in substitution for all existing authorities to the extent unused, to allot shares in the Company and to grant rights to subscribe for, or to convert any security into, shares in the Company up to an aggregate nominal amount of GBP 85,000,000, provided that
Authority expires the earlier of the conclusion of the next AGM of the Company or, if earlier, on 30 JUN 2011  save that the
Company may, before such expiry, make an offer or agreement
which would or might require shares to be allotted or rights to be granted after such expiry and the Directors may allot shares or grant rights in pursuance of such offer or agreement as if the authority conferred by this resolution has expired
		Management	For	For
S.12
Authorize the Directors to allot equity securities  as specified by
Section 560 of the Act  for cash, either pursuant to the authority conferred by Resolution 11 or by way of a sale of treasury shares, as if Section 561 of the Act did not apply to any such allotment or sale, provided that this power shall be limited to the allotment of equity securities;  i  in connection with a rights issue, open offer of securities to the holders of ordinary shares in proportion  as nearly as may be practicable  to their respective holdings and to holders of other equity securities a required by the rights of those securities or as the Directors otherwise consider necessary, but in each case subject to such exclusions or other arrangements as the Directors may deem necessary or expedient in relation
CONTD.
		Management	For	For
CONT
CONTD. to treasury shares, fractional entitlements, record dates, legal or-practical problems in or under the laws of any territory or the requirements-of any regulatory body or stock exchange; and  ii otherwise than pursuant-to paragraph  i  of this Resolution 12  to any person or persons up to an-aggregate nominal amount of
GBP 13,260,000;  Authority expires the earlier of-the conclusion of the next AGM of the Company or, if earlier, on 30 JUN 2011-save that the Company may, before such expiry make an offer or
agreement-which would or might require equity securities to be allotted after such-expiry and the Directors may allot equity securities in pursuance of any such-offer or agreement
notwithstanding that the power conferred by this-resolution has expired
Non-Voting
S.13	Approve a general meeting , other than an AGM, may be called on not less than 14 clear day's notice	Management	For	For
S.14
Amend the Articles of Association of the Company by deleting all of the provisions of the Company's Memorandum of Association which, by virtue of Section 28 of the Act, are treated as provisions of the Company's Articles of Association; and the Articles of
Association produced to the meeting and initialed by the Chairman of the meeting for the purpose of identification be adopted as the
Articles of Association of the Company in substitution for, and to the exclusion of the existing Articles of Association
		Management	For	For
15
Approve, the Wm Morrison Supermarkets PLC Sharesave
Scheme 2010  the Scheme to be constituted by the rules
produced in draft to the meeting and initialed by the Chairman for the purpose of identification and authorize the Directors to cause such rules to be adopted in the form of such draft with such modifications  if any  as they consider necessary or desirable including any amendments thereto required by HM Revenue and
Customs for the purpose of obtaining approval of the Scheme
under the provisions of Schedule 3 of the income tax  earnings and pensions  Act 2003 and to do all acts and things which they consider necessary or expedient in implementing and giving effect to the same
		Management	For	For

BANK FOR FOREIGN TRADE VNESHTORGBANK JSC VTB BANK,
Security	46630Q202	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		04-Jun-2010
ISIN	US46630Q2021	Agenda		702422584 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the Regulation on the Procedure for Preparing, Convening and Holding JSC VTB Bank General Shareholders Meetings	Management
2.	Approve the Regulation on JSC VTB Bank Supervisory Council	Management
3.	Approve the Regulation on JSC VTB Bank Management Board	Management
4.	Approve the Regulation on JSC VTB Bank Statutory Audit Commission	Management
5.
Approve to: restructure JSC VTB Bank in the form of JSC VTB
Bank North-West merging into it; merging agreement between
JSC VTB Bank and JSC VTB Bank North-West; to inform JSC
VTB Bank shareholders of the restructuring through a publication of the resolution in the State Registration Bulletin, as well as in any other edition used for publishing legal acts of the Russian constituencies where JSC VTB Bank branch/branches is/are
located
Management
6.
Approve the new edition of JSC VTB Bank Charter and authorize
JSC VTB Bank President and Chairman of the Management
Board, Andrei Kostin, to sign the new edition of JSC VTB Bank
Charter and also the application for the approval of the new edition of JSC VTB Bank Charter to be submitted to the Bank of
Russia
Management
7.	Approve JSC VTB Bank Annual Report for 2009	Management
8.	Approve JSC VTB Bank Financial Statements including Income and Loss Statement (JSC VTB Bank Income and Loss Account) for 2009	Management
9.
Approve to allocate JSC VTB Bank profit as at 2009 year-end in the following way: Net profit to be allocated, total RUB
23,751,845,838.97, Allocation to the Reserve Fund RUB
1,187,592,291.95, Dividend payment allocations RUB
6,067,113,975.66, Retained net profit RUB 16,497,139,571.36
Management
10.
Approve to make a decision on (announce) 2009 dividend
payment in the amount of RUB 0.00058 per one outstanding
ordinary registered share of JSC VTB Bank with nominal value of
RUB 0.01; to set the following 2009 dividend payment procedure:
the dividends are to be paid out in monetary form through
crediting to shareholders' bank accounts, and also through cash payment at JSC VTB Bank Branch in St. Petersburg at 30 Ul.
Bolshaya Morskaya, St. Petersburg; the amount of dividends
accrued per one JSC VTB Bank share shall be defined with
accuracy to one kopeck, when calculating, the rounding of figures shall be subject to mathematical rules; and the dividends shall be paid out within 60 (sixty) days after the relative decision is made by JSC VTB Bank Annual General Shareholders Meeting
Management
11.
Approve to pay the following remuneration to JSC VTB Bank
Supervisory Council Members who are not state employees:  for their work in JSC VTB Bank Supervisory Council - RUB 2,322,352 each; for chairmanship in JSC VTB Bank Supervisory Council
committees - RUB 464,470 each; for Membership in JSC VTB
Bank Supervisory Council committees - RUB 232,235 each; to
compensate the expenses related to performing of their function by JSC VTB Bank Supervisory Council Members who are not
state employees, namely: accommodation, travel expenses
including VIP lounge services, other duties and fees for using air and/or railway communications
Management
12.	Approve that JSC VTB Bank Supervisory Council should consist of 11 Members	Management

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF
SUPERVISORY COUNCIL MEMBERS. STANDING
INSTRUCTIONS HAVE BEEN REMOVED-FOR THIS MEETING.
PLEASE NOTE THAT ONLY A VOTE "FOR" THE MEMBER
WILL BE CUMUL-ATED. PLEASE CONTACT YOUR CLIENT
SERVICE REPRESENTATIVE IF YOU HAVE ANY QUESTI-ONS.
Non-Voting
13.1	Election of Matthias Warnig as an Independent Member of JSC VTB Bank Supervisory Council	Management
13.2	Election of Grigory Yu. Glazkov as an Independent Member of JSC VTB Bank Supervisory Council	Management
13.3	Election of Arkady V. Dvorkovich as a Member JSC VTB Bank Supervisory Council	Management
13.4	Election of Andrei L. Kostin as a Member of JSC VTB Bank Supervisory Council	Management
13.5	Election of Nikolai M. Kropachev as an Independent Member of JSC VTB Bank Supervisory Council	Management
13.6	Election of Alexei L. Kudrin as a Member of JSC VTB Bank Supervisory Council	Management
13.7	Election of Anna V. Popova as a Member of JSC VTB Bank Supervisory Council	Management
13.8	Election of Alexei L Savatyugin as a Member of JSC VTB Bank Supervisory Council	Management
13.9	Election of Pavel M. Teplukhin as an Independent Member of JSC VTB Bank Supervisory Council	Management
13.10	Election of Alexei V. Ulyukaev as a Member of JSC VTB Bank Supervisory Council	Management
13.11	Election of Mukhadin A. Eskindarov as an Independent Member of JSC VTB Bank Supervisory Council	Management
14.	Approve that JSC VTB Bank Statutory Audit Commission should consist of 6 Members	Management
15.	Election of Tatyana Al. Bogomolova, Marina Al. Kostina, Vladimir V. Lukov, Zakhar B. Sabantsev, Natalya An. Satina, Dmitry V. Skripichnikov as Members of JSC VTB Bank Statutory Audit Commission	Management
16.	Approve CJSC "Ernst & Young Vneshaudit" as JSC VTB Bank Auditor to exercise an audit of JSC VTB Bank Annual Financial Statements for 2010 under the Russian Accounting Standards	Management
17.
Approve the limits for interested party transactions to be entered into by JSC VTB Bank during its standard commercial business in compliance with the list defined by JSC VTB Bank Supervisory
Council and included in the information (materials) to be disclosed to shareholders before JSC VTB Bank Annual General
Shareholders Meeting (Minutes of JSC VTB Bank Supervisory
Council meeting No.5 as of 14.04.2010)
Management

CHINA LIFE INS CO LTD
Security	Y1477R204	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	04-Jun-2010
ISIN	CNE1000002L3	Agenda		702426518 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100416/LTN2 0100416303.pdf	Non-Voting
1	Approve the report of the Board of Directors of the Company for the Year 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company for the Year 2009	Management	For	For
3	Approve the audited financial statements of the Company and the Auditor's Report for the YE 31 DEC 2009	Management	For	For
4	Approve the Profit Distribution and Cash Dividend Distribution Plan of the Company for the Year 2009	Management	For	For
5
Re-appoint PricewaterhouseCoopers Zhong Tian Certified Public
Accountants Limited Company and PricewaterhouseCoopers,
respectively, as the PRC Auditor and International Auditor of the
Company for the year 2010 and to authorize the Board of
Directors to determine their remuneration
		Management	For	For
6	Appointment of Mr. Anthony Francis Neoh as an Independent Nonexecutive Director of the Company	Management	For	For
7	Approve the renewal of liability insurance for the Directors and Senior Management officers of the Company	Management	For	For
S.8	Amend the Articles of Association	Management	For	For

CHINA MOLYBDENUM CO LTD, HENAN PROVINCE
Security	Y1503Z105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	06-Jun-2010
ISIN	CNE100000114	Agenda		702421570 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the report of the Board of Directors of the Company for the YE 31 DEC 2009	Management	For	For
2.	Receive the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
3.	Receive the audited consolidated financial statements and the Auditor's report of the Company for the YE 31 DEC 2009	Management	For	For
4.	Approve the profit distribution plan and the recommendation for the payment of the final dividend of the Company for the YE 31 DEC 2009	Management	For	For
5.
Approve the authorization of the Board to deal with all matters in relation to the Company's distribution of interim dividend for the year 2010 in its absolute discretion (including, but not limited to, determining whether to distribute interim dividend for the year
2010)
		Management	For	For
6.
Re-appointment of Deloitte Touche Tohmatsu CPA ltd. and
Deloitte Touche Tohmatsu, certified public accountants, as the
Company's domestic and overseas Auditors respectively for the year 2010, to hold office until the conclusion of the next AGM and to authorize the Board to determine their remuneration
		Management	For	For
7.	Other business	Management	For	Against
S.8	Authorize the Board to fix the remuneration of the Directors and the Supervisors of the Company for the year 2010	Management	For	For
S.9
Authorize the board of Directors, for the purpose of increasing the flexibility and efficiency in the Company's operation, to give a general mandate to the Board (or the Directors of the Company
(the Directors) authorised by the Board), to issue, allot and deal with additional domestic shares (the Domestic Shares) of RMB
0.20 each in the share capital of the Company not exceeding 20%
of the Domestic Shares in issue on the date of passing of this special resolution and additional H shares (the H Shares) of RMB
0.20 each in the share capital of the Company not exceeding 20%
of the H Shares in issue on the date of passing of this special resolution and authorize the Board to make corresponding
amendments to the Articles of Association of the Company as it
thinks fit so as to reflect the new share capital structure upon the allotment or issuance of shares: that: A) (a) subject to paragraphs
(c) and (d) and in accordance with the relevant requirements of the Rules Governing the Listing of Securities on The Stock
Exchange of Hong Kong Limited (the Stock Exchange) (the Listing
Rules), the Articles of Association of the Company and the
applicable laws and regulations of the People's Republic of China
(the PRC), as amended from time to time, the exercise by the
Board during the Relevant Period of all the powers of the
Company to allot, issue and deal with, either separately or
concurrently, additional Domestic Shares and H Shares, and to determine the terms and conditions for the allotment and issue of the additional Domestic Shares and H Shares and to make or
grant offers, agreements, options and rights of exchange or
conversion which might require the exercise of such powers; (b)
the approval in paragraph (a) shall authorize the Board during the
		Management	For	For

Relevant Period to make or grant offers, agreements, options and rights of exchange or conversion which might require the exercise of such powers after the end of the Relevant Period; (c) each of the aggregate nominal amounts of the new Domestic Shares and the new H Shares allotted, issued and dealt with or agreed
conditionally or unconditionally to be allotted, issued and dealt with (whether pursuant to an option or otherwise) by the Board pursuant to the mandate in paragraph (a) shall not exceed 20% of each of the aggregate nominal amounts of Domestic Shares and
H Shares in issue at the date of passing this resolution, otherwise than pursuant to: (i) a Rights Issue or (ii) any scrip dividend scheme or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the
Company in accordance with the articles of association of the
Company; (d) In exercising the powers granted in paragraph (a), the Board must (i) comply with the Company Law of the PRC and other applicable laws and regulations (as amended from time to time); and (ii) obtain approval from China Securities Regulatory
Commission and other relevant PRC government departments; (e)
the Board, subject to the approval of the relevant authorities of the
PRC and in accordance with the Company Law of the PRC, be
and is hereby authorized to increase the registered capital of the
Company to the required amount upon the exercise of the powers pursuant to paragraph (a) above; (f) to authorize the Board to sign the necessary documents, complete the necessary formalities and take other necessary steps to complete the allotment and issue and listing of new shares, provided the same do not violate the relevant laws, administrative regulations, the Listing Rules and the articles of association of the Company; and [Authority expires at the conclusion of the next annual general meeting of the Company or the expiration of the period within which the next annual general meeting of the Company is required by the articles of association of the Company or other applicable laws to be held]; and authorize the Board to make corresponding amendments to the articles of association of the Company as it thinks fit so as to reflect the new share capital structure upon the allotment or issuance of shares as provided in this resolution

	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY-FOR RESOLUTIONS 1 to 9. THANK YOU	Non-Voting

HERMES INTL SCA
Security	F48051100	Meeting Type		MIX
Ticker Symbol		Meeting Date	07-Jun-2010
ISIN	FR0000052292	Agenda		702402025 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
CMMT
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
O.1	Approve the Company accounts	Management	For	For
O.2	Approve the consolidated accounts	Management	For	For
O.3	Grant discharge	Management	For	For
O.4	Approves the allocation of result	Management	For	For
O.5	Approve the regulated agreements and commitments	Management	For	For
O.6	Appointment of a new member of the Supervisory Board	Management	For	For
O.7	Approve the Directors' fees and remuneration	Management	For	For
O.8	Authorize the Board of Directors for the Company to operate on its own shares	Management	For	For
O.9	Powers	Management	For	For
E.10	Grant authority to cancel some or all shares purchased by the Company (Article L. 225-209) general cancellation programme	Management	For	For
E.11	Amend the Articles of Association	Management	For	For
E.12	Powers	Management	For	For
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0416/201004161001258.pdf	Non-Voting

ACERINOX SA
Security	E0060D145	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	07-Jun-2010
ISIN	ES0132105018	Agenda		702412381 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve the annual accounts  balance sheet, profit and loss
account, statement of changes in equity for the year, cash flow statement and notes and management reports relating to Acerinox
Sociedad Anonima and its Consolidated Group, as well as decide on the application of the results of Acerinox, Sociedad Anonima, all for the YE 31 DEC 2009
		Management	For	For
2	Approve the distribution of a dividend to be charged to free reserves for EUR 0.35 /share payable on 05 JUL 2010	Management	For	For
3	Approve the return, if any, contribution to shareholders under the Share Premium Account amounting to EUR 0.10 per share	Management	For	For
4	Approve, if any, of the Management of the Board of Directors in the YE 31 DEC 2009	Management	For	For
5
Authorize the Board of Directors to acquire own shares, either by itself or through any of its affiliates, setting limits and
requirements, thereby canceling the authority granted by the AGM held on day 28 DEC 2009
		Management	For	For
6	Approve the designation of Auditors, both Acerinox, SA and its Consolidated Group for 2010	Management	For	For
7	Approve the ratification, re-election and where appropriate, appointment of Directors	Management	For	For
8	Approve the explanatory report to the general meeting of shareholders, on the matters referred to in Article 116-bis of the Securities Exchange Act	Management	For	For
9	Authorize the Board of Directors for the execution, correction and registration of the resolutions adopted by the Board	Management	For	For
10	Appointment of Comptrollers to write up the minutes of the proceedings	Management	For	For
CMMT
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A-SECOND CALL ON 08
JUN 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF AUDITOR NAME IN RESOLUTI-ON 10. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY-FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

PRUDENTIAL PLC, LONDON
Security	G72899100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	07-Jun-2010
ISIN	GB0007099541	Agenda		702422623 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the Directors report and the financial statements for the YE 31 DEC 2009 with the related Auditor's report	Management	For	For
2.	Approve the Directors remuneration report for the YE 31 DEC 2009	Management	For	For
3.	Re-elect Mr. M W O Garrett as a Director	Management	For	For
4.	Re-elect Mrs. B A Macaskill as a Director	Management	For	For
5.	Re-elect Mr. C P Manning as a Director	Management	For	For
6.	Re-elect Mr. B L Stowe as a Director	Management	For	For
7.	Election of Mr. N A Nicandrou as a Director	Management	For	For
8.	Election of Mr. R A Devey as a Director	Management	For	For
9.	Re-appoint KPMG Audit Plc as the Company's Auditor until the conclusion of the next general meeting at which the Company's accounts are laid	Management	For	For
10.	Authorize the Directors to determine the amount of the Auditor's remuneration	Management	For	For
11.
Approve to declare a final dividend of 13.56 pence per ordinary share of the Company for the YE 31 DEC 2009, which shall be
payable on 27 MAY 2010 to shareholders who are on the register of members at the close of business on 09 APR 2010
		Management	For	For
12.
Authorize the Company and all Companies that are its
subsidiaries at any time during the period for which the resolution is effective for the purposes of Section 366 and 367 of the
Companies Act 2006 [2006 Act] to make donations to political organizations other than political parties and to incur political expenditure [as such terms are defined in Section 363 to 365 of the 2006 Act] up to a maximum aggregate sum of GBP 50,000 as follows: [Authority expires at the earlier of 30 JUN 2011 or the conclusion of the AGM to be held in 2011]; and the Company may enter into a contract or undertaking under this authority prior to its expiry, which contract or undertaking may be performed wholly or partly after such expiry, and may make donations to political organizations and incur political expenditure in pursuance of such contracts or undertakings as if the said authority had not expired
		Management	For	For
13.
Authorize the Directors, without prejudice to any other authority conferred on the Directors by or pursuant to Article 14 of the
Company's Articles of Association, by Article 14 of the Company's
Articles of Association to allot generally and unconditionally relevant securities be renewed in respect of equity securities [as defined in Section 560[1] of the 2006 Act] for a period expiring;
[Authority expires at the earlier of the conclusion of the AGM of the Company held in 2011 or 30 JUN 2011]; and for that period and purpose the Section 551 amount in respect of the Company's equity securities shall be GBP 42,236,000; and renewal of
authority to allot ordinary shares for rights issues
		Management	For	For
14.
Authorize the Directors, without prejudice to any other authority conferred on the Directors by or pursuant to Article 14 of the
Company's Articles of Association, by Article 14 of the Company's
Articles of Association to allot generally and unconditionally relevant securities be renewed in respect of equity securities [as defined in Section 560[1] of the 2006 Act] allotted in connection with an offer by way of a rights issue: [i] to ordinary shareholders in proportion [as nearly as may be practicable] to their existing holdings; and [ii] to holders of other equity securities as required by the rights of those securities or as the Board otherwise
considers necessary for a period expiring; [Authority expires at the earlier of the conclusion of the AGM of the Company held in 2011 or 30 JUN 2011]; and purpose the Section 551 amount shall be
GBP 84,473,000 [after deducing from such limit any relevant
securities allotted under resolution 13 above] and so that the
Board may impose any limits or restrictions and may any
arrangements which it considers necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, legal, regulatory or practical problems in, or under the laws of, any territory or any other matter
		Management	For	For
S.15
Authorize the Directors, for disapplication of pre-emption rights, equity securities [as defined in Section 560[1] of the 2006 Act] for cash pursuant to the power conferred on the Directors by Article
15 of the Company's Articles of Association and/or to sell any ordinary shares held by the Company as treasury shares for cash as if Section 561 of that Act did not apply to such allotment provided that: the maximum aggregate nominal amount of equity securities that may be allotted or sold pursuant to the authority under Article 15[b] is GBP 6,336,000 and [Authority expires at the earlier of the conclusion of the AGM of the Company held in 2011 or 30 JUN 2011]
		Management	For	For
S.16
Authorize the Company, in accordance with Section 701 of the
2006 Act, to make one or more market purchases [within the
meaning of Section 693[4] of the 2006 Act] of its ordinary shares of 5 pence each in the capital of the Company; such authority to be limited: to a maximum aggregate number of 253,440,000
ordinary shares; by the condition that the minimum price which may be paid for each ordinary shares is 5 pence and the
maximum price which may be paid for an ordinary shares is the highest of: an amount equal to 105% of the average of the middle market quotations for an ordinary shares as derived from the daily official list of the London Stock Exchange for the 5 business days immediately preceding the day on which the share is contracted to be purchases; and the higher of the price of the last independent trade and the highest current independent bid on the trading venues where the purchase is carried out; in each case exclusive of expenses; [Authority expires at the earlier of the conclusion of the AGM of the Company held in 2011 or 30 JUN 2011]; the
Company may before such expiry make a contract or contracts to purchase ordinary shares under the authority hereby conferred which would or may be executed wholly or partly after the expiry of such authority and may make a purchase of ordinary shares in pursuance of any such contract or contracts as if the power
conferred hereby had not expired; and all ordinary shares
purchased pursuant to said authority shall be either; cancelled immediately upon completion of the purchase; or be held, sold, transferred or otherwise dealt with as treasury shares in
accordance with the provisions of the 2006 Act
		Management	For	For
S.17	Approve that a general meeting other than an AGM may be called on not less than 14 clear days' notice	Management	For	For
	Transact other such business	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

PRUDENTIAL PLC, LONDON
Security	G72899100	Meeting Type		Court Meeting
Ticker Symbol		Meeting Date	07-Jun-2010
ISIN	GB0007099541	Agenda		702437559 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE OPTION
FOR THIS MEETING TYPE. PLE-ASE CHOOSE BETWEEN
"FOR" AND "AGAINST" ONLY. SHOULD YOU CHOOSE TO
VOTE ABSTAIN-FOR THIS MEETING THEN YOUR VOTE WILL
BE DISREGARDED BY THE ISSUER OR ISSUERS-AGENT.
Non-Voting
1.	Approve the Scheme of Arrangement proposed to be made between the Company and the holders of Scheme shares	Management	For	For

PRUDENTIAL PLC, LONDON
Security	G72899100	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	07-Jun-2010
ISIN	GB0007099541	Agenda		702439313 - Management
Item	Proposal	Type	Vote	For/Against Management
S.1
Approve, subject to the scheme of arrangement dated 17 MAY
2010 proposed to be made between the Company and the
scheme shareholders [as specified in the scheme], for the
purpose of giving effect to the scheme in its original form or with or subject to any modification, addition or condition approved or imposed by the court; (i) the share capital of the Company be reduced by canceling all the scheme shares [as specified in the scheme] (ii) forthwith and contingently on such reduction of capital taking effect the reserve arising in the books of account of the
Company as a result of the cancellation of the scheme shares be applied in paying up in full at par such number of new ordinary shares of 5 pence each as shall be equal to the number of
scheme shares cancelled at Sub-paragraph (i) above, such new ordinary shares to be allotted and issued credited as fully paid to prudential group plc [New Prudential] and/or its nominees (iii)
without prejudice and in addition to any other authority conferred on the Directors under Section 551 of the Companies Act2006, including at the AGM of the Company and under Resolution 2;
authorize the Directors pursuant to and in accordance with
Section 551 of the Companies Act2006 to give effect to this
resolution and accordingly to effect the allotment of the new ordinary shares referred to in sub-paragraph (ii) above, provided that (a) the maximum aggregate nominal amount of shares which may be allotted hereunder shall be the aggregate nominal amount of the new ordinary shares created pursuant to sub-paragraph (ii)
above; [Authority expires on 07 JUN 2011] (iv) prior to the
reduction of the capital referred to in sub-Paragraph (i) above taking effect authorize the Company to issue and allot two
redeemable deferred shares to New Prudential and/or its
nominees; amend the Articles of Association of the Company by the adoption and inclusion of the following new Article 198 as specified; approve the proposed reduction of capital of New
Prudential at the General Meeting of New Prudential [as specified]
		Management	For	For
2.
Authorize the Directors, subject to Resolution 1 being passed, without prejudice and in addition to any other authority conferred on the Directors under Section 551 of the Companies Act 2006, including at the AGM of the Company and under Resolution
1(A)(iii), pursuant to and in accordance with Section 551 of the
Companies Act 2006 to allot ordinary shares of 5 pence each in the Company up to a nominal amount of GBP 14,523,140,060 in
connection with the issue of ordinary shares of 5 pence each in the Company for the purposes of the rights issue [as specified in circular]; [Authority expires on 07 JUN 2011], the Company may make offers and enter into agreements during the relevant period which would or might require shares to be allotted after the authority ends and the Directors may allot shares under such offers or agreements as if the authority had not ended
		Management	For	For
3.
Approve, subject to the scheme referred to in Resolution 1
becoming effective, the New Prudential group performance shares plan, the New Prudential business unit performance plans and the
M&G executive Long Term Incentive Plan 2010 adopted by New
Prudential, the term of which are summarized in Paragraph 4 of
Part IV of the circular as specified
		Management	For	For
4.
Approve, subject to the scheme referred to in Resolution 1
becoming effective, the New Prudential UK savings-related
Shares Option Scheme, the New Prudential Irish SAYE scheme,
the New Prudential International Employees SAYE scheme, the
New Prudential International [Non-Employees] SAYE scheme, the
New Prudential Shares Incentive Plan, the Prudential Europe
Share Participation Plan, the New Prudential Share Option Plan
and the Momentum Retention plan adopted by New Prudential,
the terms of which are summarized in Paragraph 4 of Part IV of the circular as specified
		Management	For	For
5.
Authorize the Directors of New Prudential, subject to the scheme referred to in Resolution 1 becoming effective of to establish employee share schemes in addition to those mentioned in
Resolutions 3 and 4 in this notice for the benefit of overseas employees of New Prudential and its subsidiaries provided that such additional schemes operate within the equity dilution limits applicable to the new share plans and [save to the extent
necessary or desirable to take account of overseas tax, securities and exchange control laws] such additional schemes do not
confer upon participants benefits which are greater than those which could be obtained from the new shares plans and that, once such additional schemes have been established, they may not be amended without the approval of the shareholders of New
Prudential if such approval would be required to amend the
corresponding provisions of the new share plans
		Management	For	For

SAP AG, WALLDORF/BADEN
Security	D66992104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	08-Jun-2010
ISIN	DE0007164600	Agenda		702448463 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 700811 DUE TO RESOLUTIONS-8 AND 9  NOW BEING
SPLIT RESOLUTIONS. ALL VOTES RECEIVED ON THE
PREVIOUS MEETI-NG WILL BE DISREGARDED AND YOU
WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE.-
THANK YOU.
Non-Voting

ACCORDING TO GERMAN LAW, IN CASE OF SPECIFIC
CONFLICTS OF INTEREST IN CONNECTI-ON WITH SPECIFIC
ITEMS OF THE AGENDA FOR THE GENERAL MEETING YOU
ARE NOT ENTIT-LED TO EXERCISE YOUR VOTING RIGHTS.
FURTHER, YOUR VOTING RIGHT MIGHT BE EXCLUD-ED
WHEN YOUR SHARE IN VOTING RIGHTS HAS REACHED
CERTAIN THRESHOLDS AND YOU HAV-E NOT COMPLIED
WITH ANY OF YOUR MANDATORY VOTING RIGHTS
NOTIFICATIONS PURSUANT-TO THE GERMAN SECURITIES
TRADING ACT (WHPG). SHOULD YOU HAVE ANY
QUESTIONS OR-DOUBTS IN THIS REGARD, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO T-
HAT THIS ISSUE CAN BE CLARIFIED. IF YOU DO NOT HAVE
ANY INDICATION REGARDING S-UCH CONFLICT OF
INTEREST, OR ANOTHER EXCLUSION FROM VOTING,
PLEASE SUBMIT YOUR-VOTE AS USUAL. THANK YOU.
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS 18 MAY 2010, WHEREAS-THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
GE-RMAN LAW. THANK YOU.
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY wit-h the report of the Supervisory Board, the Group financial statements, the Gro-up annual report, and the reports pursuant to Sections 289(4), 289(5) and 315(-4) of the German
Commercial Code
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
4,304,693,525.47 as follows: Payment of a dividend of EUR 0.50 per no-par share EUR 3,709,817,665.47 shall be carried forward
Ex-dividend and payable date: 09 JUN 2010
		Management	For	For
3.	Ratification of the acts of the Board of Managing Directors	Management	For	For
4.	Ratification of the acts of the Supervisory Board	Management	For	For
5.	Approval of the new compensation system for the Board of Managing Directors, to be found on the Company's web site	Management	For	For
6.	Appointment of the Auditors for the 2010 FY: KPMG AG, Berlin	Management	For	For
7.
Amendments to the Articles of Association: a) Section 4(1), in
respect of the Company's share capital being EUR 1,226,039,608 and divided into 1,226,039,608 no-par shares, b) Section 4(6)1, in respect of the share capital being increased by up to EUR
35,456,908 through the issue of up to 35,456,908 bearer no-par shares (contingent capital IIIa), c) Section 4(10)1, in respect of the share capital being in creased by up to EUR 72,119,440 through the issue of up to 72,119,440 bearer no-par shares (contingent capital VI)
		Management	For	For
8.A
Amendment to the Articles of Association of Incorporation to
reflect the requirements of the German Act Implementing the
Director on shareholders' right: Restatement of Section 17 (3) of the Articles of Incorporation
		Management	For	For
8.B
Amendment to the Articles of Association of Incorporation to
reflect the requirements of the German Act Implementing the
Director on shareholders' right: Restatement of Section 18 (2) of the Articles of Incorporation
		Management	For	For
8.C
Amendment to the Articles of Association of Incorporation to
reflect the requirements of the German Act Implementing the
Director on shareholders' right: Supplement to Section 18 of the
Articles of Incorporation to allow online participation
		Management	For	For
8.D
Amendment to the Articles of Association of Incorporation to
reflect the requirements of the German Act Implementing the
Director on shareholders' right: Supplement to Section 18 of the
Articles of Incorporation to allow postal voting
		Management	For	For
8.E
Amendment to the Articles of Association of Incorporation to
reflect the requirements of the German Act Implementing the
Director on shareholders' right: Restatement of Section 19 (2) of the Articles of Incorporation
		Management	For	For
8.F
Amendment to the Articles of Association of Incorporation to
reflect the requirements of the German Act Implementing the
Director on shareholders' right: Restatement of Section 20 (4) of the Articles of Incorporation
		Management	For	For
9.A	Renewal of authorized capital facilities: Deletion of paragraphs (5) and (7) of Section 4 of the current version of the Articles of Incorporation (Authorized Capital I and II)	Management	For	For
9.B
Renewal of authorized capital facilities: Cancellation of the existing Authorized Capital Ia and the creation of new Authorized
Capital I and on the corresponding amendment to Section 4 of the
Articles of Incorporation
		Management	For	For
9.C
Renewal of authorized capital facilities: Cancellation of the existing Authorized Capital IIa and on the creation of new
Authorized Capital II and on the corresponding amendment to
Section 4 of the Articles of Incorporation
		Management	For	For
10.
Resolution on the creation of an authorized capital III and the corresponding amendment to the Articles of Association, the
Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to increase the share capital by up to
EUR 30,000,000 through the issue of new bearer no-par shares to employees of the Company and its affiliates against contributions in cash and/or kind, on or before 07 JUN 2015, shareholders
subscription rights shall be excluded
		Management	For	For
11.
Authorization to acquire own shares, the Company shall be
authorized to acquire own shares of up to EUR 120,000,000, at a price neither more than 10% above, nor more than 20% below,
the market price of the shares, on or before 30 JUN 2013, the
Board of Managing Directors shall be authorized to sell the shares on the stock exchange and to offer them to the shareholders for subscription, to dispose of the shares in another manner if they are sold at a price not materially below their market price, to offer the shares to third parties for acquisition purposes, to retire the shares, to use the shares within the scope of the Company's stock option and incentive plans, or for satisfying conversion and option rights, and to offer the shares to employees of the Company and its affiliates
		Management	For	For
12.
Resolution on the remuneration for the Supervisory and the
corresponding amendment to the Articles of Association as of the
2010 FY, the chairman of the Supervisory Board shall receive a fixed annual remuneration of EUR 100,000, the deputy chairman
EUR 70,000, and every other Board member EUR 50,000,
members of the Audit Committee shall receive, in addition, a fixed annual remuneration of EUR 15,000 (the chairman EUR 25,000)
and members of another committee EUR 10,000 (the committee
chairmen EUR 20,000), furthermore, the chairman of the
Supervisory Board shall receive a variable remuneration of EUR
10,000, the deputy chairman EUR 8,000 and the every other
Board member EUR 6,000 for every EUR 0.01 of the dividend per share in excess of EUR 0.40, however, the total annual
remuneration may not exceed EUR 250,000 for the chairman of
the Supervisory Board, EUR 200,000 for the deputy chairman,
and EUR 150,000 for every other Supervisory Board member
		Management	For	For

SANLAM LTD
Security	S7302C137	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	09-Jun-2010
ISIN	ZAE000070660	Agenda		702347130 - Management
Item	Proposal	Type	Vote	For/Against Management
O.1	Receive an consider the annual financial statements of the group and the Company's for the YE 31 DEC 2009	Management	For	For
O.2
Re-appoint Ernst & Young Inc, as nominated by the Company's
Audit Committee, as Independent Auditors of the Company to hold office until the conclusion of the next AGM of the Company, it is to be noted that Mr. MP Rapson is the individual and designated
Auditor who will undertake the Company's audit for the financial
YE 31 DEC 2010
		Management	For	For
O.3.1	Reelection of YG Muthien as Director by the Board in casual vacancies or as Additional Directors in terms of Article 13.2 of the Company's Articles of Association ["the Articles"]	Management	For	For
O.3.2	Reelection of TI Mvusi as Director by the Board in casual vacancies or as Additional Directors in terms of Article 13.2 of the Company's Articles of Association ["the Articles"]	Management	For	For
O.3.3	Reelection of DK Smith as Director by the Board in casual vacancies or as Additional Directors in terms of Article 13.2 of the Company's Articles of Association ["the Articles"]	Management	For	For
O.4.1	Reelection of MM Bakane-Tuoane as a Director of the Company, who retires by rotation in terms of Article 14 of the Articles	Management	For	For
O.4.2	Re-election of FA du Plessis as a Director of the Company, who retires by rotation in terms of Article 14 of the Articles	Management	For	For
O.4.3	Re-election of JP Moller as a Director of the Company, who retires by rotation in terms of Article 14 of the Articles	Management	For	For
O.4.4	Re-election of PT Motsepe as a Director of the Company, who retires by rotation in terms of Article 14 of the Articles	Management	For	For
O.4.5	Re-election of RV Simelane as a Director of the Company, who retires by rotation in terms of Article 14 of the Articles	Management	For	For
O.5	Approve to cast an advisory vote on the Company's 2010 remuneration policy	Management	For	For
O.6	Approve the total amount of Director's remuneration, Non- Executive Directors and, Executive Directors for the FYE 31 DEC 2009	Management	For	For
O.7
Approve a 7% increase in all Board and Committee fees including the all-inclusive the remuneration package of the Chairman for the period 01 JUL 2010 upto 30 JUN 2011, the Audit Committee fees to increase by 14% for the same period
		Management	For	For
S.1
Authorize the Company, in terms of Article 37 of the Articles of the
Company as a general approval contemplated sections 85 and 89 of the Companies Act, No.61 of 1973 ["Companies Act"], whether by way of single transaction or series of transactions: a) the purchase of any of its securities by the Company or any subsidiary of the Company; b) the purchase by and/or transfer to the
Company or any subsidiary of the Company of any of its securities purchased pursuant to [a] above, upon such terms and conditions and in such amounts as the Directors of the Company or its
subsidiaries may from time to time decide, but subject to the provisions of the Companies Act and JSE Limited ["the JSE"]
Listings Requirements and any other stock exchange upon which the securities of the Company may be quoted or listed from time
		Management	For	For

to time, and subject to such other conditions as may be imposed by any other relevant authority, provided that, the general
authority shall only be valid up to and including the date of the
Company's next AGM, on condition that it does not extend beyond
15 months from the date of this special resolution; the ordinary shares be purchased through the order book of the JSE trading system and done without any prior understanding or arrangement between the Company and/or the relevant subsidiary and the
counterparty; the general authority to purchase be limited in any one FY to a maximum of 20% of the relevant Company's issued
share capital of that class at the time the authority is granted;
purchases must not be made at a price more than 10% above the weighted average of the market value of the securities for the five business days immediately preceding the date of the repurchases;
at any point in time, the Company may only appoint one agent to effect any repurchase on the Company's behalf or on behalf of any of its subsidiaries; the Company will only undertake a
repurchase of securities if, after such repurchase, the Company still compiles with the shareholder spread requirements of the
JSE; the Company or its subsidiaries may not repurchase
securities during a prohibited period unless a repurchase
programme is in place where the dates and quantities of securities to be traded during the relevant period are fixed and where full details of the programme have been disclosed in an
announcement on SENS prior to the commencement of the
prohibited period; and an announcement complying with
paragraph 11.27 of the JSE Listings Requirements be published by the Company i) when the Company and/or its subsidiaries have cumulatively repurchased 3 % of the ordinary shares in issue as at the time the general authority was given [the "initial number"]; and
ii) for each 3 % in aggregate of the initial number of ordinary shares acquired by the Company and/or its subsidiaries

O.8
Authorize the Director of the Company and, where applicable, the
Company Secretary, to do all such things, sign all such
documentation and take all such actions as may be necessary to implement the aforesaid Ordinary and Special Resolutions
		Management	For	For

FRANCE TELECOM SA, PARIS
Security	F4113C103	Meeting Type		MIX
Ticker Symbol		Meeting Date	09-Jun-2010
ISIN	FR0000133308	Agenda		702356292 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
1	Approve the annual financial statements for the FYE on 31 DEC 2009	Management	For	For
2	Approve the consolidated financial statements for the FYE on 31 DEC 2009	Management	For	For
3	Approve the allocation of income for the FYE on 31 DEC 2009 as reflected in the annual financial statements	Management	For	For
4	Approve the agreement pursuant to Article L.225-38 of the Commercial Code	Management	For	For
5	Approve the agreements pursuant to Article L.225-38 of the Commercial Code	Management	For	For
6	Approve the endorsements to the contracts concluded with the Company Novalis in accordance with Article L.225-42-1 last Paragraph of the Commercial Code	Management	For	For
7	Authorize the Board of Directors to purchase or transfer France telecom shares	Management	For	For
8	Appointment of Mr. Stephane Richard as a Board Member	Management	For	For
9	Election of Mr. Marc Maouche as a Board Member, representing the members of the staff shareholders	Management	For	For
10	Election of Mr. Jean-Pierre Borderieux as a Board Member, representing the Members of the staff shareholders	Management	For	For
E.11	Authorize the Board of Directors to issue shares reserved to persons having signed a liquidity contract with the Company in their capacity as holders of shares or stock options of Orange S.A	Management	For	For
E.12
Authorize the Board of Directors to proceed with the free issuance of option-based liquidity instruments reserved to holders of stock options of Orange S.A. that have signed a liquidity contract with the Company
		Management	For	For
E.13	Authorize the Board of Directors to allocate stock options and/or options to purchase shares of the Company	Management	For	For
E.14	Authorize the Board of Directors to proceed with capital increases reserved to members of Saving Plans	Management	For	For
E.15	Authorize the Board of Directors to reduce the capital by cancellation of shares	Management	For	For
E.16	Approve the powers for the formalities	Management	For	For
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0402/201004021000943.pdf	Non-Voting

EURASIAN NATURAL RESOURCES CORPORATION PLC, LONDON
Security	G3215M109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	09-Jun-2010
ISIN	GB00B29BCK10	Agenda		702415503 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the report and accounts for the FYE 31 DEC 2009	Management	For	For
2	Declare a final dividend of 6 US cents per ordinary share	Management	For	For
3	Receive and approve the Directors remuneration report for the FYE 31 DEC 2009	Management	For	For
4	Election of Mr. Felix Vulis as a Director executive	Management	For	For
5	Election of Ms. Zaure Zaurbekova as a Director executive	Management	For	For
6	Election of Professor Dr. Dieter Ameling as a Director non- executive	Management	For	For
7	Re-election of Dr. Johannes Sittard as a Director non-executive	Management	For	For
8	Re-election of Mr. Roderick Thomson as a Director non-executive	Management	For	For
9	Re-election of Mr. Abdraman Yedibayev as a Director non- executive	Management	For	For
10	Re-appoint PricewaterhouseCoopers LLP as a Auditors of the Company	Management	For	For
11	Authorize the Audit Committee of the Board of Directors to set the remuneration of the Auditors	Management	For	For
S.12	Authorize the Directors to allot shares in the Company up to an aggregate nominal value of US cents 25,755,000	Management	For	For
S.13	Authorize the Directors to disapply statutory pre-emption rights up to an aggregate nominal value of US cents 12,877,500	Management	For	For
S.14	Authorize the Company to make market purchases of shares	Management	For	For
S.15	Authorize the adoption of new Articles of Association	Management	For	For
S.16	Authorize the general meeting other than an AGM be called on not less than 14 clear day's notice	Management	For	For

CEMEX SAB DE CV
Security	P22561321	Meeting Type		Special General Meeting
Ticker Symbol		Meeting Date	09-Jun-2010
ISIN	MXP225611567	Agenda		702420491 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve to consolidate the issuance documents for un
amortizable common share certificates denominated Cemex
.CPO, to amend Section 1 of the issuance documents and
increase the number of Cemex.CPOS to be subscribed for later because of the conversion of bonds issued by Cemex, S.A.B. De
C.V., all of the foregoing for the purpose of carrying out the resolutions passed by the AGM of shareholders of Cemex , S.A.B.
De C.V. held on 29 APR 2010
		Management	For	For
2	Approve the designation of special delegates	Management	For	For
3	Approve the meeting minutes	Management	For	For

BANCO SANTANDER SA, SANTANDER
Security	E19790109	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	11-Jun-2010
ISIN	ES0113900J37	Agenda		702414789 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING DATE FROM 10 JUN-2010 TO 11 JUN 2010. IF
YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RET-URN THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THA-NK YOU.
Non-Voting
1
Approve the annual accounts  balance sheet, profit and loss
account, state of recognized income and expense, total state of changes in equity, cash flow statement and annual report  and the management of Banco Santander, SA and its consolidated group, all with respect to the YE 31 DEC 2009
		Management	For	For
2	Approve the application for tax year 2009	Management	For	For
3.a	Appointment of D. Becerro de Bengoa Jado Angel as a Director	Management	For	For
3.b	Re-election of D. Francisco Javier Botin-Sanz De Sautuola and O Shea Tercero as the Directors	Management	For	For
3.c	Re-election of Ms Isabel Tocino Biscarolasaga as a Director	Management	For	For
3.d	Re-election of D. Fernando de Asua Alvarez as a Director	Management	For	For
3.e	Re-election of D. Alfredo Saenz Abad as a Director	Management	For	For
4	Re-appointment of Auditor for the year 2010	Management	For	For
5
Authorize the bank and its subsidiaries to acquire own shares pursuant to the provisions of Article 75 of the Companies Act, thereby canceling the unused portion of the authorization granted by the AGM of shareholders on 19 JUN 2009
		Management	For	For
6
Approve the delegation to the Board of Directors of the power to execute the agreement adopted by the Board to increase the
share capital in accordance with the provisions of Article 153.1) of the Companies Act, nullifying the authority granted by the said general meeting of 19 JUN 2009
		Management	For	For
7.a
Approve the increased capital by the amount determined under the terms of the deal by issuing new ordinary shares of medium
0.5  par value each, without premium, in the same class and
series as those currently in circulation , from voluntary reserves from retained earnings, forecast allowance can express
incomplete, with authority to delegate his time in the executive committee, to set the conditions the increase in all matters not covered by the general meeting, make losactos necessary for
their execution, adapt the wording of paragraphs 1 and 2 of
section 5 of the Bylaws to the new amount of share capital and provide public and private documents as are necessary for the execution of the increase, application to the competent bodies, national and foreign, COTND..
		Management	For	For
CONTD
..CONTD  for admission to trading of the new shares on the Stock
Exchanges of-Madrid, Barcelona, Bilbao and Valencia, through the automated quotation-system  continuous market  and the
Stock foreign securities traded in the-shares of Banco Santander
Lisbon, London, Milan, Buenos Aires, Mexico and,-through ADSs, in the New York Stock Exchange , as required at each one of-
them
Non-Voting
7.b
Approve to increased capital by the amount determined under the terms of the deal by issuing new ordinary shares of medium  0.5 par value each, without premium, in the same class and series as those currently in circulation , from voluntary reserves from retained earnings, forecast allowance can express incomplete, delegation of powers to the Board of Directors, with authority to delegate his time in the Executive Committee, to set the
conditions the increase in all matters not covered by the General
Board, perform the acts required for their execution, adapt the wording of paragraphs 1 and 2 of Article 5 of the Bylaws to the new amount of share capital and provide public and private
documents as are necessary for the execution of the increase, application to the competent bodies, national and foreign,
CONTD..
		Management	For	For
CONTD
..CONT for admission to trading of the new shares on the Stock
Exchanges of-Madrid, Barcelona, Bilbao and Valencia, through the Automated Quotation-System  Continuous Market  and the
Stock foreign securities traded in the-shares of Banco Santander
Lisbon, London, Milan, Buenos Aires, Mexico and,-through ADSs, in the New York Stock Exchange , as required At each one of-
them
Non-Voting
8
Approve the delegation to the Board of Directors of the power to issue simple fixed income securities or debt instruments of similar nature  including cedulas, promissory notes or warrants , as well as debt securities convertible or exchangeable into shares of society, in relation to fixed income securities convertible or exchangeable into shares of the Company, setting criteria for the determination of the bases and conditions for the conversion and /
or exchange and attribution to the Board of Directors of the powers of increase in el capital the amount necessary, so as to exclude the preferential subscription right of shareholders, to rescind the unused portion of the delegation conferred by the agreement Ninth II  of the ordinary general meeting of
shareholders of 19 JUN 2009
		Management	For	For
9.a
Approve the policy of long-term incentives granted by the Board of
Directors, new courses relating to specific actions plans for delivery of Santander for execution by the Bank and Santander
Group companies and linked to the evolution of total return to shareholders or certain requirements for permanence and
evolution of the Group
		Management	For	For
9.b
Approve the incentive scheme for employees of UK Plc
Santander, and other Group companies in the UK by the Bank's stock options and linked to the contribution of monetary amounts and certain newspapers stay requirements
		Management	For	For
10
Authorize the Board of Directors to interpret, correct, add, implementation and development of agreements adopted by the
Board, so as to substitute the powers received from the Board and granting of powers to the elevation to instrument public of such agreements
		Management	For	For
11	Receive the report on the remuneration policy for Directors	Management	For	For

SEVERSTAL JT STK CO
Security	818150302	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		11-Jun-2010
ISIN	US8181503025	Agenda		702444554 - Management
Item	Proposal	Type	Vote	For/Against Management
0
PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE-ELECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
THIS-MEETING. PLEASE NOTE THAT ONLY A VOTE "FOR"
THE DIRECTOR WILL BE CUMULATED.-PLEASE CONTACT
YOUR CLIENT SERVICE REPRESENTATIVE IF YOU HAVE
ANY QUESTIONS.
Non-Voting
1.1	Election of Mordashov Alexey Alexandrovich as the Board of Directors of OAO Severstal	Management
1.2	Election of Noskov Mikhail Vyacheslavovich as the Board of Directors of OAO Severstal	Management
1.3	Election of Kruchinin Anatoly Nikolaevich as the Board of Directors of OAO Severstal	Management
1.4	Election of Kuznetsov Sergey Alexandrovich as the Board of Directors of OAO Severstal	Management
1.5	Election of Kulichenko Alexey Gennadievich as the Board of Directors of OAO Severstal	Management
1.6	Election of Christopher Richard Nigel Clark as the Board of Directors of OAO Severstal	Management
1.7	Election of Ronald Michael Freeman as the Board of Directors of OAO Severstal	Management
1.8	Election of Peter Kraljic as the Board of Directors of OAO Severstal	Management
1.9	Election of Martin David Angle as the Board of Directors of OAO Severstal	Management
1.10	Election of Rolf Wilhelm Heinrich Stomberg as the Board of Directors of OAO Severstal	Management
2	Elect (appoint) Mordashov Alexey Alexandrovich the General Director of OAO Severstal for a 3 year period	Management
3	Approve the Company's Annual Report, Annual Accounting Statements including Profit and Loss Account for 2009	Management
4	Approve to disallow the distribution of profits for 2009 results	Management
5.1	Election of Antonov Roman Ivanovich the Internal Audit Commission of OAO Severstal	Management
5.2	Election of Voronchikhin Artem Alexandrovich the Internal Audit Commission of OAO Severstal	Management
5.3	Election of Utyugova Irina Leonidovna the Internal Audit Commission of OAO Severstal	Management
6	Approve the ZAO KPMG as the Auditor of OAO Severstal	Management
7
Approve the Board members of OAO Severstal recognized
independent Directors pursuant to the Corporate Governance
Code of OAO Severstal starting from 01 JUL 2010 the
remunerations shall be established for the execution of functions of the Board members of OAO Severstal
Management

PERUSAHAAN PERSEROAN PERSERO P T TELEKOMUNIKIASI I
Security	Y71474137	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	11-Jun-2010
ISIN	ID1000099104	Agenda		702465762 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve to appoint the Board of Directors and the Commissioners	Management	For	For

PERUSAHAAN PERSEROAN PERSERO P T TELEKOMUNIKIASI I
Security	Y71474137	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	11-Jun-2010
ISIN	ID1000099104	Agenda		702467437 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the 2009 annual report	Management	For	For
2	Ratify the 2009 financial report and acquit et decharge for the Directors and the Commissioners	Management	For	For
3	Approve the 2009 profit allocation	Management	For	For
4	Approve to determine the remuneration for 2010 for the Directors and Commissioners	Management	For	For
5	Appointment of the Public Accountant for 2010	Management	For	For
6	Amend the Articles of Association	Management	For	For
7	Approve the utilization of treasury stock resulted from Share Buy Backs I, II and III	Management	For	For

KINGFISHER PLC
Security	G5256E441	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	17-Jun-2010
ISIN	GB0033195214	Agenda		702415692 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the annual report and accounts for 2010	Management	For	For
2	Approve the Directors' remuneration report for 2010	Management	For	For
3	Approve the payment of a final dividend	Management	For	For
4	Elect Mr. Anders Dahlvig as a Director	Management	For	For
5	Elect Mr. Andrew Bonfield as a Director	Management	For	For
6	Re-elect Mr. Daniel Bernad as a Director	Management	For	For
7	Re-elect Mrs. Janis Kong as a Director	Management	For	For
8	Re-appoint the Auditors	Management	For	For
9	Authorize the Directors to agree the Auditors' remuneration	Management	For	For
10	Authorize the Directors to allot new shares	Management	For	For
11	Authorize the Company to make political donations	Management	For	For
S.12	Approve to disapply pre-emption rights	Management	For	For
S.13	Authorize the Company to purchase its own shares	Management	For	For
S.14	Approve the calling of a general meeting, other than an AGM on 14 day's notice	Management	For	For
S.15	Adopt new Articles of association of the Company	Management	For	For
16	Approve the Kingfisher Share Incentive Plan	Management	For	For

PT PERUSAHAAN GAS NEGARA (PERSERO) TBK
Security	Y7136Y118	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	17-Jun-2010
ISIN	ID1000111602	Agenda		702470713 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the 2009 annual report	Management	For	For
2	Ratify the 2009 financial statement and Acquit Et De Charge to the Company's Board	Management	For	For
3	Approve the profit allocation for year 2009	Management	For	For
4	Appointment of Public Accountant	Management	For	For
5	Approve to determine remuneration for the Company's Board	Management	For	For
6	Approve to change the Company's Board	Management	For	For

CHINA MINSHENG BKG CORP LTD
Security	Y1495M112	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	CNE100000HF9	Agenda		702409283 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK h- ttp://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN20 1004291178.pdf	Non-Voting
1	Approve the annual report of the Company for 2009	Management	For	For
2	Approve the work report of the Board of Directors of the Company for 2009	Management	For	For
3	Approve the work report of the Supervisory Board of the Company for 2009	Management	For	For
4	Approve the audited accounts of the Company for 2009	Management	For	For
5	Approve the proposed profit appropriation plan of the Company for 2009	Management	For	For
6	Approve the annual budgets of the Company for 2010	Management	For	For
7	Approve the appointment of the Auditing Firm of the Company for 2010 and their remuneration	Management	For	For
8	Approve the amendments to certain provisions in the Rules of Procedure for the Shareholders' General Meeting of China Minsheng Banking Corp., Ltd	Management	For	For
9	Approve the amendments to certain provisions in the Rules of Procedure for the Meeting of the Board of Directors of China Minsheng Banking Corp., Ltd	Management	For	For
10	Approve the amendments to certain provisions in the Rules of Procedure for the Meeting of the Supervisory Board of China Minsheng Banking Corp., Ltd	Management	For	For
11	Approve to grant a credit line to Legend Holdings Limited and its subsidiaries	Management	For	For
S.12	Approve the amendments to Articles 3, 23, 24 and 27 of the Articles of Association of the Company, as specified	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF ARTICLE NUMBERS IN RESOL-UTION 12. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
THIS PR-OXY FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

CHINA SHENHUA ENERGY COMPANY LTD
Security	Y1504C113	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	CNE1000002R0	Agenda		702412189 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2 01004291685.pdf	Non-Voting
1	Approve the report of the Board of Directors of the Company for the YE 31 DEC 2009	Management	For	For
2	Approve the report of the Board of supervisors of the Company for the YE 31 DEC 2009	Management	For	For
3	Approve the audited financial statements of the Company for the YE 31 DEC 2009	Management	For	For
4
Approve the Company's profit distribution plan for the YE 31 DEC
2009, i.e. final dividend for the YE 31 DEC 2009 in the amount of
RMB 0.53 per share inclusive of tax  be declared and distributed, the aggregate amount of which is approximately RMB
10,541,000,000
		Management	For	For
5
Approve the remuneration of the Directors and supervisors of the
Company for the YE 31 DEC 2009, i.e. aggregate remuneration of the executive Directors is in the amount of RMB 902,336.78;
aggregate remuneration of the non-executive Directors is in the amount of RMB 1,612,500, of which the aggregate remuneration of the independent non-executive Directors is in the amount of
RMB 1,612,500, the non-executive Directors  other than the
independent non-executive Directors  are remunerated by
Shenhua Group Corporation Limited and are not remunerated by the Company in cash; remuneration of the supervisors is in the amount of RMB 1,262,331.32
		Management	For	For
6
Re-appointment of KPMG Huazhen and KPMG as the PRC and
international Auditors respectively of the Company for 2010, the term of such re-appointment of shall continue until the next AGM, and to authorise a committee comprising of Mr. Zhang Xiwu, Mr.
Zhang Yuzhuo and Mr. Ling Wen, all being Directors of the
Company, to determine their remuneration
		Management	For	For
7
Approve the revision of annual capital of continuing connected transactions carried out pursuant to the Transportation Service
Framework Agreement dated 18 DEC 2009 entered into between
the Company and Taiyuan Railway Bureau from RMB
2,600,000,000 to RMB 7,000,000,000 for the YE 31 DEC 2010
		Management	For	For
8
Approve the revision of annual capital of continuing connected transactions carried out pursuant to the Mutual Coal Supply
Agreement dated 23 MAR 2007 entered into between the
Company and Shenhua Group Corporation Limited for the supply of coal by the Company and its subsidiaries  the Group  to
Shenhua Group Corporation Limited and its subsidiaries
excluding the Group   the Shenhua Group  from RMB
2,732,720,000 to RMB 4,500,000,000 for the year ending 31 DEC
2010
		Management	For	For
9
Approve the Mutual Coal Supply Agreement dated 12 MAR 2010
entered into between the Company and Shenhua Group
Corporation Limited, the transactions contemplated there under and the following proposed annual capitals;  a proposed annual capitals of RMB 6,600,000,000, RMB 7,000,000,000 and RMB
7,500,000,000 for the three YE 31 DEC 2011, 31 DEC 2012 and
31 DEC 2013, respectively, for the supply of coal by the Group to the Shenhua Group; and b  proposed annual capitals of RMB
11,000,000,000, RMB 13,000,000,000 and RMB 16,000,000,000
for the three YE 31 DEC 2011, 31 DEC 2012 and 31 DEC 2013,
respectively, for the supply of coal by the Shenhua Group to the
Group
		Management	For	For
10
Approve the Mutual Supplies and Services Agreement dated 12
MAR 2010 entered into between the Company and Shenhua
Group Corporation Limited, the transactions contemplated there under and the following proposed annual capitals:  a  proposed annual capitals of RMB 4,600,000,000, RMB 7,300,000,000 and
RMB 8,600,000,000 for the 3 YE 31 DEC 2011, 31 DEC 2012 and
31 DEC 2013, respectively, for production supplies and ancillary services by the Group to the Shenhua Group; and  b  proposed annual capitals of RMB 5,500,000,000, RMB 6,000,000,000 and
RMB 6,600,000,000 for the 3 YE 31 DEC 2011, 31 DEC 2012 and
31 DEC 2013, respectively, for production supplies and ancillary services by the Shenhua Group to the Group
		Management	For	For
11
Approve the Coal Supply Framework Agreement dated 12 MAR
2010 entered into between the Company and China Datang
Corporation, the proposed annual capitals thereto of RMB
4,300,000,000, RMB 4,600,000,000 and RMB 4,900,000,000 for
the 3 years ending 31 DEC 2011, 31 DEC 2012 and 31 DEC
2013, respectively, and the transactions contemplated there under
		Management	For	For
12
Approve the Coal Supply Framework Agreement dated 12 MAR
2010 entered into between the Company and Tianjin Jinneng
Investment Company, the proposed annual capitals thereto of
RMB 4,100,000,000, RMB 4,400,000,000 and RMB
4,800,000,000 for the 3 YE 31 DEC 2011, 31 DEC 2012 and 31
DEC 2013, respectively, and the transactions contemplated there under
		Management	For	For
13
Approve the Coal Supply Framework Agreement dated 12 MAR
2010 entered into between the Company and Jiangsu Guoxin
Asset Management Group Company Limited, the proposed annual
capitals thereto of RMB 3,500,000,000, RMB 3,800,000,000 and
RMB 4,100,000,000 for the three YE 31 DEC 2011, 31 DEC 2012
and 31 DEC 2013, respectively, and the transactions
contemplated there under
		Management	For	For
14
Approve the Transportation Service Framework Agreement dated
12 MAR 2010 entered into between the Company and Taiyuan
Railway Bureau, the proposed annual capitals thereto of RMB
8,100,000,000, RMB 8,600,000,000 and RMB 9,300,000,000 for
the three years ending 31 DEC 2011, 31 DEC 2012 and 31 DEC
2013, respectively, and the transactions contemplated there under
		Management	For	For
15
Approve the Coal Supply Framework Agreement dated 12 MAR
2010 entered into between the Company and Shaanxi Province
Coal Transportation and Sales  Group  Co Ltd, the proposed
annual capitals thereto of RMB 6,000,000,000, RMB
6,400,000,000 and RMB 7,100,000,000 for the three years ending
31 DEC 2011, 31 DEC 2012 and 31 DEC 2013, respectively, and
the transactions contemplated there under
		Management	For	For
16.1	Re-appointment of Dr. Zhang Xiwu as an executive Director of the Company	Management	For	For
16.2	Re-appointment of Dr. Zhang Yuzhuo as an executive Director of the Company	Management	For	For
16.3	Re-appointment of Dr. Ling Wen as an executive Director of the Company	Management	For	For
16.4	Re-appointment of Mr. Han Jianguo as a non-executive Director of the Company	Management	For	For
16.5	Appointment of Mr. Liu Benrun as a non-executive Director of the Company	Management	For	For
16.6	Appointment of Mr. Xie Songlin as a non-executive Director of the Company	Management	For	For
16.7	Re-appointment of Mr. Gong Huazhang as an independent non- executive Director of the Company	Management	For	For
16.8	Appointment of Mr. Guo Peizhang as an independent non- executive Director of the Company	Management	For	For
16.9	Appointment of Ms. Fan Hsu Lai Tai as an independent non- executive Director of the Company	Management	For	For
17.1	Appointment of Mr. Sun Wenjian as a shareholders' representative supervisor of the Company	Management	For	For
17.2	Appointment of Mr. Tang Ning as a shareholders representative supervisor of the Company	Management	For	For
S.18
Approve a general mandate to the Board of Directors to, by
reference to market conditions and in accordance with needs of the Company, to allot, issue and deal with, either separately or concurrently, additional domestic shares  A shares  and overseas listed foreign invested shares  H shares  not exceeding 20% of each of the number of domestic shares  A shares  and the number of overseas-listed foreign invested shares  H shares  in issue at the time of passing this resolution at AGM; pursuant to PRC laws and regulations, the Company will seek further approval from its shareholders in general meeting for each issuance of domestic shares  A shares  even where this general mandate is approved;
2  the Board of Directors be authorised to including but not limited to the following :-  i  formulate and implement detailed CONTD
		Management	For	For
CONT
CONTD issuance plan, including but not limited to the class of shares to be-issued, pricing mechanism and/or issuance price including price range ,-number of shares to be issued, allottees and use of proceeds, time of-issuance, period of issuance and whether to issue shares to existing-shareholders;  ii  approve and execute, on behalf of the Company, agreements-related to share issuance, including but not limited to underwriting-agreement and engagement agreements of professional advisers;  iii  approve-
and execute, on behalf of the Company, documents related to
share issuance-for submission to regulatory authorities, and to carry out approval-procedures required by regulatory authorities and venues in which the Company-is listed;  iv  amend, as
required by regulatory authorities within or-outside China,
agreements and statutory CONTD
Non-Voting
CONT
CONTD documents referred to in  ii  and  iii  above;  v  engage the services-of professional advisers for share issuance related matters, and to approve-and execute all acts, deeds, documents or other matters necessary,-appropriate or required for share issuance;  vi  increase the registered-capital of the Company after share issuance, and to make corresponding-amendments to the
articles of association of the Company relating to share-capital and shareholdings etc, and to carry out statutory registrations and-
filings within and outside China;  Authority expires from the conclusion of-the AGM of the Company for 2010 the expiration of a period of 12 months-following the passing of this special
resolution at the AGM for 2009; or  c-the date on which the
authority conferred by this special resolution CONTD
Non-Voting
CONT
CONTD is revoked or varied by a special resolution of
shareholders at a-general meeting, except where the Board of
Directors has resolved to issue-domestic shares  A shares  or overseas-listed foreign invested shares  H-shares  during the
Relevant Period and the share issuance is to be continued-or implemented after the Relevant Period
Non-Voting
S.19
Approve the following general mandate to repurchase domestic shares  A shares  and overseas-listed foreign invested shares  H shares ;  1  approve a general mandate to the Board of Directors to, by reference to market conditions and in accordance with needs of the Company, to repurchase domestic shares  A shares not exceeding 10% of the number of domestic shares  A shares in issue at the time when this resolution is passed at AGM and the relevant resolutions are passed at class meetings of shareholders;
pursuant to PRC laws and regulations, and for repurchases of domestic shares  A shares , the Company will seek further
approval from its shareholders in general meeting for each
repurchase of domestic shares  A shares  even where the general mandate is granted, but will not be required to seek shareholders'
approval CONTD
		Management	For	For
CONT
CONTD at class meetings of domestic share  A share
shareholders or-overseas-listed foreign invested share  H share shareholders;  2  approve a-general mandate to the Board of
Directors to, by reference to market-conditions and in accordance with needs of the Company, to repurchase-overseas-listed foreign invested shares  H shares  not exceeding 10% of the-number of overseas-listed foreign invested shares  H shares  in issue at the-
time when this resolution is passed at AGM and the relevant
resolutions are-passed at class meetings of shareholders;  3  the
Board of Directors be-authorized to  including but not limited to the following :-  i  formulate-and implement detailed repurchase plan, including but not limited to-repurchase price, number of shares to repurchase, time of repurchase and-period of repurchase etc;  ii notify CONTD
Non-Voting
CONT
CONTD creditors in accordance with the PRC Company Law and
articles of-association of the Company;  iii  open overseas share accounts and to carry-out related change of foreign exchange registration procedures;  iv  carry-out relevant approval
procedures required by regulatory authorities and-venues in which the Company is listed, and to carry out filings with the-China
Securities Regulatory Commission;  v  carry out cancellation procedures-for repurchased shares, decrease registered capital, and to make-corresponding amendments to the articles of
association of the Company-relating to share capital and
shareholdings etc, and to carry out statutory-registrations and filings within and outside China;  vi  approve and execute,-on behalf of the Company, documents and matters related to share repurchase;-The above CONTD
Non-Voting
CONT
CONTD general mandate will expire on the earlier of  Relevant
Period :-  a-the conclusion of the AGM of the Company for 2010;
b  the expiration of a-period of twelve months following the passing of this special resolution at-the AGM for 2009, the first A shareholders' class meeting in 2010 and the-first H shareholders'
class meeting in 2010; or  c  the date on which the-authority conferred by this special resolution is revoked or varied by a-
special resolution of shareholders at a general meeting, or a special-resolution of shareholders at a class meeting of domestic share  A share-shareholders or a class meeting of overseas-listed foreign invested share  H-share  shareholders, except where the
Board of Directors CONTD
Non-Voting
CONT
CONTD has resolved to repurchase domestic shares  A shares
or-overseas-listed foreign invested shares  H shares  during the
Relevant Period-and the share repurchase is to be continued or implemented after the relevant-period
Non-Voting

CHINA SHENHUA ENERGY COMPANY LTD
Security	Y1504C113	Meeting Type		Class Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	CNE1000002R0	Agenda		702413030 - Management
Item	Proposal	Type	Vote	For/Against Management
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY-BELOW RESOLUTION. THANK YOU.		Non-Voting
PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2 01004291691.pdf		Non-Voting
S.1
Authorize the Board of Directors, to repurchase domestic shares
[A shares] and overseas-listed foreign invested shares [H
shares]:- by reference to market conditions and in accordance with needs of the Company, to repurchase domestic shares [A
shares] not exceeding 10% of the number of domestic shares [A shares] in issue at the time when this resolution is passed at AGM and the relevant resolutions are passed at class meetings of shareholders, pursuant to PRC laws and regulations, and for
repurchases of domestic shares [A shares], the Company will
seek further approval from its shareholders in general meeting for each repurchase of domestic shares [A shares] even where the general mandate is granted, but will not be required to seek shareholders' approval at class meetings of domestic share [A share] shareholders or overseas-listed foreign invested share [H share] shareholders; 2] approve a general mandate to the Board of Directors to, by reference to market conditions and in
accordance with needs of the Company, to repurchase overseas-
listed foreign invested shares [H shares] not exceeding 10% of the number of overseas-listed foreign invested shares [H shares] in issue at the time when this resolution is passed at annual general meeting and the relevant resolutions are passed at class meetings of shareholders; 3] authorize the Board of Directors to [including but not limited to the following]: i) formulate and implement detailed repurchase plan, including but not limited to repurchase price, number of shares to repurchase, time of repurchase and period of repurchase etc; ii) notify creditors in accordance with the
PRC Company Law and articles of association of the Company;
iii) open overseas share accounts and to carry out related change of foreign exchange registration procedures; iv) carry out relevant approval procedures required by regulatory authorities and
venues in which the Company is listed, and to carry out filings with the China Securities Regulatory Commission; v) carry out
cancelation procedures for repurchased shares, decrease
registered capital, and to make corresponding amendments to the articles of association of the Company relating to share capital and shareholdings etc, and to carry out statutory registrations and filings within and outside China; vi) approve and execute, on behalf of the Company, documents and matters related to share repurchase; [Authority expires at the earlier of the conclusion of the AGM of the Company for 2010; or the expiration of a period of
12 months following the passing of this special resolution at the
AGM for 2009, the first A shareholders' class meeting in 2010 and the first H shareholders' class meeting in 2010]; the date on which the authority conferred by this special resolution is revoked or
		Management	For	For

varied by a special resolution of shareholders at a general
meeting, or a special resolution of shareholders at a class meeting of domestic share [A share] shareholders or a class meeting of overseas-listed foreign invested share [H share] shareholders, except where the Board of Directors has resolved to repurchase domestic shares [A shares] or overseas-listed foreign invested shares [H shares] during the Relevant Period and the share
repurchase is to be continued or implemented after the Relevant
Period

CHINA COMMUNICATIONS CONSTRUCTION COMPANY LTD, BEI
Security	Y14369105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	CNE1000002F5	Agenda		702441483 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100427/LTN2 0100427786.pdf	Non-Voting
1	Approve the report of the Board of Directors of the Company for the year 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company for the year 2009	Management	For	For
3	Approve the audited consolidated financial statements of the Company for the YE 31 DEC 2009	Management	For	For
4	Approve the profit distribution plan for the year 2009 as recommended by the Board of Directors of the Company	Management	For	For
5
Re-appoint PricewaterhouseCoopers as the Company's
International Auditors and PricewaterhouseCoopers Zhong Tian
CPAs Limited Company as the Company's domestic Auditors for a term ending at the next AGM of the Company and authorize the
Board of Directors of the Company to determine their respective remuneration
		Management	For	For
6	Re-elect Mr. LIU Xiangdong as the Supervisor of the Company, with effect from 18 June 2010 for a term of 3 years	Management	For	For
7	Re-elect Mr. XU Sanhao as the Supervisor of the Company, with effect from 18 June 2010 for a term of three years	Management	For	For
8
Approve the Share Appreciation Rights Plan; authorize the Board of Directors of the Company to implement the Share Appreciation
Rights Plan, approve, execute, perform, amend and terminate all such agreements, deeds, any other document or do things as it may consider necessary in connection with the implementation of the Share Appreciation Rights Plan, except for those rights that can only be exercised with the approval by the Shareholders of the Company as specifically provided by the laws, regulations or other regulatory documents
		Management	For	For
S.9
Authorize the Board of Directors of the Company (i) to exercise the powers to allot, issue and deal with additional H shares and domestic shares of the Company not more than 20% of each of
the existing issued H shares and domestic shares of the Company in issue at the date of passing this resolution during the Relevant
Period (as defined in the Notice of AGM which was dispatched on or around the same time as this form of proxy), either separately or concurrently, and to make or grant offers, agreements and options in respect thereof; (ii) to increase the registered capital and amend the Articles of Association of the Company to reflect such increase in the registered capital of the Company under above general mandate; and (iii) to approve, execute or do or procure to be done documents or things in connection with the issue of these additional shares
		Management	For	For

CHINA COSCO HOLDINGS CO. LTD
Security	Y1455B106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	CNE1000002J7	Agenda		702449934 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLIC-KING ON THE MATERIAL URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk- /20100429/LTN20100429402.pdf	Non-Voting
1	Approve the report of the Board of Directors of the Company [the 'Board of Directors'] for the YE 31 DEC 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
3	Approve the audited financial statements and the Auditors' report of the Company for the YE 31 DEC 2009	Management	For	For
4	Approve the 2009 profit distribution plan	Management	For	For
5
Re-appoint PricewaterhouseCoopers as the International Auditors of the Company and Zhongruiyuehua certified Public Accountants
co., ltd. as the PRC Auditors of the Company to hold office until the conclusion of the next AGM and to authorize the Board of
Directors to fix their remuneration
		Management	For	For
S.6
Approve the issue of medium term notes in an aggregate principal amount not exceeding RMB 10 billion [the medium- term notes]
and  authorize the Board of Directors to deal with all matters in connection with the issue of the Medium Term Notes
		Management	For	For

OJSC OC ROSNEFT
Security	67812M207	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		18-Jun-2010
ISIN	US67812M2070	Agenda		702455189 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the Company annual report	Management
2	Approve the Company annual accounting statements, including profit and loss statements (Profit and Loss Accounts)	Management
3	Approve the distribution of the Company profits based on the results of the year 2009	Management
4	Approve the amounts, timing, and form of payment of dividends in accordance with the results of the year 2009	Management
5	Approve the remuneration and reimbursement of expenses for members of the Board of Directors of the Company	Management
0
PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE-ELECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
THIS-MEETING. PLEASE NOTE THAT ONLY A VOTE "FOR"
THE DIRECTOR WILL BE CUMULATED.-PLEASE CONTACT
YOUR CLIENT SERVICE REPRESENTATIVE IF YOU HAVE
ANY QUESTIONS.
Non-Voting
6.1	Election of Bogdanov Vladimir Leonidovich as a Member of the Board of Directors of the Company	Management
6.2	Election of Bogdanchikov Sergey Mikhailovich as a Member of the Board of Directors of the Company	Management
6.3	Election of Kostin Andrey Leonidovich as a Member of the Board of Directors of the Company	Management
6.4	Election of Kudryashov Sergey Ivanovich as a Member of the Board of Directors of the Company	Management
6.5	Election of Nekipelov Alexander Dmitrievich as a Member of the Board of Directors of the Company	Management
6.6	Election of Petrov Youriy Alexandrovich as a Member of the Board of Directors of the Company	Management
6.7	Election of Reous Andrey Georgievich as a Member of the Board of Directors of the Company	Management
6.8	Election of Rudloff Hans-Joerg as a Member of the Board of Directors of the Company	Management
6.9	Election of Sechin Igor Ivanovich as a Member of the Board of Directors of the Company	Management
6.10	Election of Tokarev Nikolay Petrovich as a Member of the Board of Directors of the Company	Management
7.1	Election of Kobzev Andrey Nikolaevich as a Member of the Internal Audit Commission of the Company	Management
7.2	Election of Pakhomov Sergey Alexandrovich as a Member of the Internal Audit Commission of the Company	Management
7.3	Election of Pesotskiy Konstantin Valerievich as a Member of the Internal Audit Commission of the Company	Management
7.4	Election of Fisenko Tatiana Vladimirovna as a Member of the Internal Audit Commission of the Company	Management
7.5	Election of Yugov Alexander Sergeevich as a Member of the Internal Audit Commission of the Company	Management
8	Election of the External Auditor of the Company	Management
9.1
Approve the related party transactions: providing by OOO 'RN-
Yuganskneftegas' of the services to the Company on production at oil and gas fields, the licenses for development thereof held by the Company, production of oil in the amount of 63,435.0
thousand tons and production of associated gas in the amount of
3,916.0 million cubic meters for the overall maximum amount of
115,000,000.0 thousand Roubles and on transfer of produced
resources of hydrocarbons to the Company for further distribution
Management
9.2
Approve the related party transactions: providing by OJSC 'AK
'Transneft' of the services to the Company on transportation of crude oil by long-distance pipelines in the quantity of 114,000.0 thousand tons for a fee not exceeding the overall maximum
amount of 167,000,000.0 thousand Roubles in the year 2011
Management
9.3
Approve the related party transactions: execution by the Company of the General Agreement with OJSC 'Russian Regional
Development Bank' on the general terms and conditions of
deposit transactions and transactions within this General
Agreement on deposit by the Company of its cash funds in
Roubles, and/or in USA dollars, and/or in EURO at accounts with
OJSC 'Russian Regional Development Bank' for the maximum
amount of 493,000,000.0 thousand Roubles at the specified terms and conditions
Management
9.4
Approve the related party transactions: execution by the Company of the general agreement with OJSC Bank VTB on general terms and conditions of deposit transactions and transactions within this general agreement on deposit by the Company of its cash funds in
Roubles, and/or in USA dollars, and/or in EURO at accounts with
OJSC Bank VTB for the maximum amount of 493,000,000.0
thousand Roubles at the specified terms and conditions
Management
9.5
Approve the related party transactions: execution by the Company of the general agreement with OJSC 'Russian Regional
Development Bank' on general terms and conditions of foreign currency exchange transactions and transactions within this
General Agreement on purchase and sales of foreign currency
(forex transactions) with the following currency pairs: USA
dollar/rouble, EURO/rouble, EURO/USA dollar for the overall
maximum amount of 238,000,000.0 thousand Roubles at the
specified exchange rates
Management
9.6
Approve the related party transactions: execution by the Company of the general agreement with OJSC Bank VTB on general terms and conditions of foreign currency exchange transactions with the use of 'Reuter Dealing' 'BS-Client' systems and transactions within this General Agreement on sales and purchase of foreign
currency (forex transactions) with the following currency pairs:
USA Dollar/Rouble, Euro/Rouble, EURO/USA dollar for the overall maximum amount of 578,000,000.0 thousand Roubles at the
specified exchange rates
Management
9.7
Approve the related party transactions: the execution by the
Company of the agreement with OJSC 'Russian Regional
Development Bank' on procedure for execution of credit
transactions with the use of 'Reuter Dealing' system and also performing of transactions within this Agreement on receiving by the Company of loans from OJSC 'Russian Regional
Development Bank' in Roubles, and/or in USA dollars, and/or in
EURO for the overall maximum amount of 216,000,000.0
thousand Roubles
Management
9.8
Approve the related party transactions: the execution by the
Company of the agreement with OJSC Bank VTB on procedure
for execution of credit transactions with the use of 'Reuter Dealing'
system and also performing of transactions within this Agreement on receiving by the Company of loans from OJSC Bank VTB in
Roubles, and/or in USA dollars, and/or in EURO for the overall maximum amount of 216,000,000.0 thousand Roubles at the
specified terms and conditions
Management

URALKALI JSC
Security	91688E206	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		18-Jun-2010
ISIN	US91688E2063	Agenda		702464328 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO DELETION
OF VOTING OPTIONS COMMENT.-IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting
1	Approve the procedure of the AGM of shareholders of OJSC Uralkali	Management
2	Approve OJSC Uralkali's annual report for 2009	Management
3	Approve the annual accounting statements of OJSC Uralkali for 2009	Management
4
Approve OJSC Uralkali's profit distribution on results of 2009 at the amount of RUB 1,153,184.1 Thousand; and the distribution of
RUB 2,475,388.1 Thousand from undistributed profit for 2008 as follows: to pay dividends on results of 2009 at RUB 1.70 per ordinary share assigning RUB 3,611,463.0 Thousand for dividend payments; not to pay the remuneration provided by Regulations on the Board of Directors of OJSC Uralkali to the Board Members;
pursuant to Regulations on the Board Committees of OJSC
Uralkali to assign the amount of RUB 16,821.8 Thousand to pay remuneration to the Board Members who are Independent
Directors for their activities as the Board Committees Members of
OJSC Uralkali; CONTD
Management
CONT
CONTD and not to pay the remuneration provided by Regulations on the Auditing-Commission of OJSC Uralkali to the Auditing
Commission Members; to pay-remuneration at the rate of RUB
287.4 Thousand to the Auditing Commission-Members
Non-Voting
5.1	Election of Valery Yuryevich Lepehin to the Auditing Commission of OJSC Uralkali	Management
5.2	Election of Aleksandra Vladimirovna Orlova to the Auditing Commission of OJSC Uralkali	Management
5.3	Election of Natalya Sergeevna Prokopova to the Auditing Commission of OJSC Uralkali	Management
5.4	Election of Elena Alekseevna Radaeva to the Auditing Commission of OJSC Uralkali	Management
5.5	Election of Alexey Mihaylovich Yakovlev to the Auditing Commission of OJSC Uralkali	Management
6	Approve the Limited Liability Company Auditing Firm "Buhgalterskie Auditorskie Traditsii Audit" (LLC Auditing Firm "BAT-audit") as the Auditor of OJSC Uralkali for 2010	Management
7	Approve the Regulations on the General Meeting of Shareholders of OJSC "Uralkali" in a new version	Management
8	Approve the Regulations on the Board of Directors of OJSC "Uralkali" in a new version	Management
9	Approve the Regulations on the Auditing Commission of OJSC "Uralkali" in a new version	Management
10	Approve the Regulations on Remunerations and Indemnity to OJSC "Uralkali" Board Members	Management
0
PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE-ELECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
THIS-MEETING. PLEASE NOTE THAT ONLY A VOTE "FOR"
THE DIRECTOR WILL BE CUMULATED.-PLEASE CONTACT
YOUR CLIENT SERVICE REPRESENTATIVE IF YOU HAVE
ANY QUESTIONS.
Non-Voting
11.1	Election of Jury Valeryevich Gavrilov as a Member of the Board of Directors of OJSC "Uralkali"	Management
11.2	Election of Andrey Rudolfovich Konogorov as a Member of the Board of Directors of OJSC "Uralkali"	Management
11.3	Election of Anna Grigoryevna Koff as a Member of the Board of Directors of OJSC "Uralkali"	Management
11.4	Election of Kuzma Valeryevich Marchuk as a Member of the Board of Directors of OJSC "Uralkali"	Management
11.5	Election of Denis Stanislavovich Morozov as a Member of the Board of Directors of OJSC "Uralkali"	Management
11.6	Election of Vladimir Eduardovich Ruga as a Member of the Board of Directors of OJSC "Uralkali"	Management
11.7	Election of Dmitry Yevgenyevich Rybolovlev as a Member of the Board of Directors of OJSC "Uralkali"	Management
11.8	Election of Hans Jochum Horn as a Member of the Board of Directors of OJSC "Uralkali"	Management
11.9	Election of Ilya Arturovich Yuzhanov as a Member of the Board of Directors of OJSC "Uralkali"	Management
12.1
Approve the conclusion of the following contracts between OJSC
"Uralkali" (Customer) and OJSC "Galurgia" (Contractor,
Performer): work contracts (including work contracts for design and survey works); contracts for research and development
works; contracts for engineering development and process design works as interested party transactions; and which may be
concluded in the process of OJSC Uralkali s usual business
activity in the future; and to determine that the ceiling amount to which the specified transactions may be concluded is RUB 650 million
Management
12.2
Approve the conclusion of the following contracts between OJSC
"Uralkali" (Customer) and the Contractors (Performers): (1) LLC
"SMT "BShSU" and (or) (2) CJSC "Novaya Nedvizhimost" and (or)
(3) LLC "Vagonoe Depo Balahontsy" and (or) (4) LLC "Satellit-
Service" and (or) (5) CJSC "Avtotranskali": work contracts; paid service contracts as interested party transactions; and which may be concluded in the process of OJSC Uralkali s usual business activity in the future; and to determine that the ceiling amount to which the specified transactions may be concluded is RUB 5700 million
Management
12.3
Approve the conclusion of paid service contracts between OJSC
"Uralkali" (Customer) and LLC "Polyclinic Uralkali-Med"
(Performer) as interested party transactions; and which may be concluded in the process of OJSC Uralkali s usual business
activity in the future; and to determine that the ceiling amount to which the specified transactions may be concluded is RUB 35
million
Management
12.4
Approve the conclusion of sales contracts between OJSC
"Uralkali" (Customer) and the Sellers: (1) LLC "SMT "BShSU" and
(or) (2) LLC "Satellit-Service" and (or) (3) CJSC "Avtotranskali"
and (or) (4) LLC "Vagonoe Depo Balahontsy" and (or) (5) CJSC
Novaya Nedvizhimost" as interested party transactions; and which may be concluded in the process of OJSC Uralkali s usual
business activity in the future; and to determine that the ceiling amount to which the specified transactions may be concluded is
RUB 50 million
Management
12.5
Approve the conclusion of sales contracts between OJSC
"Uralkali" (Seller) and the Customers: (1) LLC "SMT "BShSU" and
(or) (2) CJSC "Avtotranskali" and (or) (3) LLC "Vagonoe Depo
Balahontsy" and (or) (4) CJSC Novaya Nedvizhimost" as
interested party transactions; and which may be concluded in the process of OJSC Uralkali s usual business activity in the future;
and to determine that the ceiling amount to which the specified transactions may be concluded is RUB 1,100 million
Management
12.6
Approve the conclusion of lease contracts between OJSC
"Uralkali" (Lessor) and the Lessees: (1) LLC "SMT "BShSU" and
(or) (2) LLC "Vagonoe Depo Balahontsy" and (or) (3) CJSC
"Avtotranskali" and (or) (4) LLC "Satellit-Service" and (or) (5) LLC
"Polyclinic Uralkali-Med" and (or) (6) CJSC "Novaya
Nedvizhimost" and (or) (7) CJSC "Uralkali-Tehnologiya" as
interested party transactions; and which may be concluded in the process of OJSC Uralkali s usual business activity in the future;
and to determine that the ceiling amount to which the specified transactions may be concluded is RUB 100 million
Management
12.7
Approve the conclusion of sublicense contracts between OJSC
"Uralkali" (Sublicensee) and LLC "Satellit-Service" (Sublicensor)
as interested party transactions; and which may be concluded in the process of OJSC Uralkali s usual business activity in the future; and to determine that the ceiling amount to which the specified transactions may be concluded is RUB 20 million
Management

GRIFOLS S A
Security	E5706X124	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	21-Jun-2010
ISIN	ES0171996012	Agenda		702442283 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the annual accounts, management report as well as proposed application of result	Management	For	For
2	Approve the annual accounts and management report of the consolidated group	Management	For	For
3	Approve the management of the Board Of Director	Management	For	For
4	Re-elect the Auditors of individual accounts	Management	For	For
5	Re-elect the Auditors of consolidated accounts	Management	For	For
6	Re-elect the Board of Directors	Management	For	For
7	Approve the retribution of the Board of Directors	Management	For	For
8	Grant authority to purchase own shares	Management	For	For
9	Approve the delegation of powers	Management	For	For
CMMT
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A-SECOND CALL ON 22
JUN 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting

NORSK HYDRO A S
Security	R61115102	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	21-Jun-2010
ISIN	NO0005052605	Agenda		702462110 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
CMMT
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
1	Approve the notice of the meeting and the agenda	Management	For	For
2	Election of one person to countersign the minutes of the meeting	Management	For	For
3	Approve the rights offering	Management	For	For
4	Authorize the Board to issue new shares as part consideration for the acquisition by the Company of Vale Austria Holdings GmbH's interests in certain aluminum businesses and assets	Management	For	For
5	Amend the Articles of Association	Management	For	For

TIGER BRANDS LTD
Security	S84594142	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	21-Jun-2010
ISIN	ZAE000071080	Agenda		702471121 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve, subject to the Listings Requirements and the Act, the
Company makes a specific cash payment of 270 cents per
ordinary share to members of the Company registered as such at the close of business on Friday, 09 JUL 2010, by way of a
reduction in the Company's share premium account
		Management	For	For
2
Authorize the Directors of the Company, subject to the Listings
Requirements, and the Act, to make a payment to shareholders out of the Company's share premium account, in lieu of a final dividend, or part thereof, for the YE 30 SEP 2010, provided that:
Authority expires the earlier of the conclusion of the shall next
AGM or 15 months from the date of this meeting ; having regard to any other payments to shareholders (including the cash
distribution contemplated in ordinary resolution number CONT
		Management	For	For
CONT
CONT 1) such payments will not in aggregate exceed 20% of the
Company's-issued share capital, including reserves but excluding minority interests and-revaluation of Assets and Intangible Assets that are not supported by a-valuation by an independent
professional expert acceptable to the JSE-prepared within the last
6 months, in any one FY; and such payments are made-pro rata to all shareholders and otherwise in compliance with the Listings-
Requirements, subject to the above, the quantum of the reduction in share-premium will be determined by the board of the Company or its delegee
Non-Voting
3	Authorize any Director or Officer of the Company, to execute all documents and to do all such further acts and things as may be necessary to give effect to Ordinary Resolutions 1 and 2	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN RECEIPT OF CONSERVATIVE R-ECORD DATE. IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS-PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

ALSTOM
Security	F0259M475	Meeting Type		MIX
Ticker Symbol		Meeting Date	22-Jun-2010
ISIN	FR0010220475	Agenda		702424881 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
CMMT
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
CMMT	Please note that important additional meeting information is available by-clicking on the material URL link --https://balo.journal- officiel.gouv.fr/pdf/2010/0507/201005071001964.pdf	Non-Voting
O.1	Approve the financial statements and transactions for the FYE on 31 MAR 2010	Management	For	For
O.2	Approve the consolidated financial statements for the FYE on 31 MAR 2009	Management	For	For
O.3	Approve the allocation of income	Management	For	For
O.4	Approve the special report of the Statutory Auditors on the regulated Agreements and undertakings	Management	For	For
O.5	Approve the renewal of Mr. Olivier Bouygues' term as Board Member	Management	For	For
O.6	Approve the renewal of term of the Company Bouygues as Board Member	Management	For	For
O.7	Approve the renewal of Mr. Georges Chodron de Courcel as term as Board Member	Management	For	For
O.8	Appointment of Mrs. Lalita D. Gupte as a Board Member	Management	For	For
O.9	Appointment of Mrs. Katrina Landis as a Board Member	Management	For	For
O.10	Approve to determine the amount for the attendance allowances	Management	For	For
O.11	Authorize the Board of Directors to proceed with transactions on the Company's own shares	Management	For	For
E.12
Authorize the Board of Directors to increase the share capital by issuing shares and any securities giving access to shares of the
Company or of one of its subsidiaries with preferential subscription rights and/or by incorporation of premiums, reserves, profits or other funding for a maximum nominal amount of capital increase of EUR 600 million, that is about 29.2% of the capital, with allocation on this amount of those set under the 13th and 16th
Resolutions
		Management	For	For
E.13
Authorize the Board of Directors to increase the share capital by issuing shares and any securities giving access to shares of the
Company or of one of its subsidiaries with cancellation of
preferential subscription rights for a maximum nominal amount of capital of EUR 300 million, that is about 14.6% of the capital, with allocation of this amount on the one set under the 12th Resolution and allocation on this amount of the one set under the 14th
Resolution
		Management	For	For
E.14
Authorize the Board of Directors to increase the capital within the limit of 10% in consideration for the contributions in kind as equity securities or securities giving access to the capital with allocation of this amount on those set under the 12th and 13th Resolutions
		Management	For	For
E.15
Authorize the Board of Directors to increase the share capital by issuing shares or securities giving access to shares of the
Company reserved for Members of a Company savings plan
within the limit of 2% of the capital with allocation of this amount on the one set under the 12th Resolution
		Management	For	For
E.16
Authorize the Board of Directors to increase the share capital with cancellation of preferential subscription rights of the shareholders in favor of a given category of beneficiaries allowing the
employees of foreign subsidiaries of the Group to benefit from an employee savings plan similar to the one offered under the
previous resolution within the limit of 0.5% of the capital with allocation of this amount on those set in the 15th and 16th
Resolutions
		Management	For	For
E.17
Authorize the Board of Directors to carry out free allocations of shares existing or to be issued within the limit of 1% of the capital with allocation of this amount on the one set under the 18th
Resolution, of which a maximum of 0.02% may be allocated to the corporate officers of the Company
		Management	For	For
E.18
Authorize the Board of Directors to grant options to subscribe for or purchase shares of the Company within the limit of 2.5% of the capital minus any amounts allocated under the 17th resolution of which a maximum of 0.10 % may be allocated to corporate
officers
		Management	For	For
E.19	Amend the Article 7 of the Statutes	Management	For	For
E.20	Powers to carry through the decisions of the General Meeting and accomplish the formalities	Management	For	For

CHINA CITIC BANK CORPORATION LTD, BEIJING
Security	Y1434M116	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	23-Jun-2010
ISIN	CNE1000001Q4	Agenda		702408077 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2 0100429813.pdf	Non-Voting
1	Approve the report of the Board of Directors of the Bank for the year 2009	Management	For	For
2	Approve the report of the Board of Supervisors of the Bank for the year 2009	Management	For	For
3	Approve the annual report of the Bank for the year 2009	Management	For	For
4	Approve the financial report of the Bank for the year 2009	Management	For	For
5	Approve the Profit Distribution Plan of the Bank for the year 2009	Management	For	For
6	Approve the Financial Budget Plan of the Bank for the year 2010	Management	For	For
7	Approve the resolution on engagement of accounting firms and their service fees for the year 2010	Management	For	For

CHINA MERCHANTS BANK CO LTD, SHENZEN
Security	Y14896115	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	23-Jun-2010
ISIN	CNE1000002M1	Agenda		702497430 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 698837 DUE TO ADDITION OF-RESOLTUION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Approve the work report of the Board of Directors for the year 2009	Management	For	For
2.	Approve the work report of the Board of Supervisors for the year 2009	Management	For	For
3.	Approve the annual report for the year 2009 [including the audited financial report]	Management	For	For
4.	Approve the final financial report for the year 2009	Management	For	For
5.	Approve the proposed profit appropriations plan [including the distribution of final dividends] for the year 2009	Management	For	For
6.	Approve the resolution to appoint the accounting firms for the year 2010 and their remuneration	Management	For	For
7.1	Re-appointment of Mr. Qin Xiao as Non-Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.2	Re-appointment of Mr. Wei Jiafu as Non-Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.3	Re-appointment of Mr. Fu Yuning as Non-Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.4	Re-appointment of Mr. Li Yinquan as Non-Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.5	Appointment of Mr. Fu Gangfeng as Non-Executive Director of the Company for a term of 3 years from the date on which his qualification is approved by the China Banking Regulatory Commission	Management	For	For
7.6	Re-appointment of Mr. Hong Xiaoyuan as Non-Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.7	Re-appointment of Ms. Sun Yueying as Non-Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.8	Re-appointment of Mr. Wang Daxiong as Non-Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.9	Re-appointment of Mr. Fu Junyuan as Non-Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.10	Re-appointment of Mr. Ma Weihua as Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.11	Re-appointment of Mr. Zhang Guanghua as Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.12	Re-appointment of Mr. Li Hao as Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.13
Re-appointment of Mr. Wu Jiesi as Independent Non-Executive
Director of the Company, with immediate effect, for a term of 3 years, except subject to adjustments pursuant to the requirements of the relevant applicable laws and regulations
		Management	For	For
7.14	Re-appointment of Mr. Yi Xiqun as Independent Non-Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.15	Re-appointment of Ms. Yan Lan as Independent Non-Executive Director of the Company, with immediate effect, for a term of 3 years	Management	For	For
7.16
Re-appointment of Mr. Chow Kwong Fai, Edward as Independent
Non-Executive Director of the Company, with immediate effect, for a term of 3 years, except subject to adjustments pursuant to the requirements of the relevant applicable laws and regulations
		Management	For	For
7.17
Re-appointment of Mr. Liu Yongzhang as Independent Non-
Executive Director of the Company, with immediate effect, for a term of 3 years, except subject to adjustments pursuant to the requirements of the relevant applicable laws and regulations
		Management	For	For
7.18
Re-appointment of Ms. Liu Hongxia as Independent Non-
Executive Director of the Company, with immediate effect, for a term of 3 years, except subject to adjustments pursuant to the requirements of the relevant applicable laws and regulations
		Management	For	For
8.1	Re-appointment of Mr. Zhu Genlin as Shareholder Representative Supervisor of the Company, with immediate effect, for a term of 3 years	Management	For	For
8.2	Appointment of Mr. Hu Xupeng as Shareholder Representative Supervisor of the Company, with immediate effect, for a term of 3 years	Management	For	For
8.3	Appointment of Mr. Wen Jianguo as Shareholder Representative Supervisor of the Company, with immediate effect, for a term of 3 years	Management	For	For
8.4	Re-appointment of Mr. Li Jiangning as Shareholder Representative Supervisor of the Company, with immediate effect, for a term of 3 years	Management	For	For
8.5
Re-appointment of Mr. Shi Jiliang as External Supervisor of the
Company, with immediate effect, for a term of 3 years, except subject to adjustments pursuant to the requirements of the
relevant applicable laws and regulations
		Management	For	For
8.6
Re-appointment of Mr. Shao Ruiqing as External Supervisor of the
Company, with immediate effect, for a term of 3 years, except subject to adjustments pursuant to the requirements of the
relevant applicable laws and regulations
		Management	For	For
9.	Approve the Mid-term Capital Management Plan for China Merchants Bank	Management	For	For
10.	Approve the assessment report on the duty performance of Directors for the year 2009	Management	For	For
11.	Approve the assessment report on the duty performance of Supervisors for the year 2009	Management	For	For
12.	Approve the duty performance and cross-evaluation reports of Independent Non-Executive Directors for the year 2009	Management	For	For
13.	Approve the duty performance and cross-evaluation reports of External Supervisors for the year 2009	Management	For	For
14.	Approve the related party transaction report for the year 2009	Management	For	For
15.	Appointment of Mr. Han Mingzhi as External Supervisor of the Company, with immediate effect, for a term of 3 years	Management	For	For

INDRA SISTEMAS SA, MADRID
Security	E6271Z155	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	24-Jun-2010
ISIN	ES0118594417	Agenda		702450165 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Examination and approval of the Annual Accounts and
Management Report (including the information in article 116 BIS of the LMV -Spanish Stock Market Act- and the Annual Corporate
Governance Report) of Indra Sistemas, S.A. and its Consolidated
Group, corresponding to the financial year closed on 31st
December 2009, as well as the proposal for the allocation of results
		Management	For	For
2	Approval of the management by the Board of Directors	Management	For	For
3
Approval as merger balance of the balance sheet passed in the first point of the agenda. Approval of the merger of "Ceicom
Europe, S.L. (Sole Shareholder Company)" as merged Company
and "Indra Sistemas, S.A." as absorbing Company, in accordance with the Merger Project approved by their respective
administration bodies. Approval of submitting the merger to the tax neutral regime regulated in the Spanish Corporation Tax Act. For the purposes envisaged in article 40.2 of Law 3/2009 of April 3
2009 on structural modifications of commercial companies (Ley de
Modificaciones Estructurales de las Sociedades Mercantiles) the
main information of the Merger Project passed by their respective administration bodies on 22nd April 2010, is the following:
Participating companies. Absorbing Company "Indra Sistemas,
S.A.", a Spanish Company with its registered office in Alcobendas
(Madrid), Avenida de Bruselas 35, recorded in the Mercantile
Registry of Madrid, in Tome 865, Folio 28, Page M-11339 and
holder of Tax Identification Code A- 28599033. Merged Company
"Ceicom Europe, S.L." (Sole Shareholder Company)", a Spanish
Company with its registered office in Alcobendas (Madrid),
Avenida de Bruselas 35, recorded in the Mercantile Registry of
Madrid, in Tome 16,888, Folio 164, Page M-2888738 and holder of Tax Identification Code B- 83062950. 2. The merger will be carried out in accordance with article 40 of Law 3/2009 of April 3
2009 on structural modifications of commercial companies (Ley de
Modificaciones Estructurales de las Sociedades Mercantiles)
given that Indra Sistemas, S.A. is the holder, directly or indirectly, of 100% of the share capital of the absorbed Company. 3. The operations of the merged Company will be considered to be
undertaken for accounting purposes by Indra Sistemas, S.A. from
1st January 2010. 4. No special rights or advantage of any type have been granted to the shareholders or Directors of the
participating companies. 5. As a result of the merger the bylaws of the absorbing Company do not change. 6. Likewise the merger
dose not impact in employment, social responsibility of the
Company and government bodies gender remaining the same
Board of Directors of the absorbing Company, helping parity in this aspect
		Management	For	For
4	To determine the number of Directors within the limits established in article 21 of the company bylaws. Removal, appointment and re-election of directors	Management	For	For
5	Authorization to the Board of Directors to acquire treasury stock, directly or though subsidiary companies	Management	For	For
6	Appointment of auditors for the individual and consolidated Annual Accounts and Management Reports of the 2010 financial year	Management	For	For
7	Annual Report on Compensation of directors and senior management	Management	For	For
8	Information to the General Shareholders Meeting regarding changes made to the Board of Directors Regulations	Management	For	For
9	Authorize the Board of Directors to interpret, correct, supplement, execute and substitute powers and carry out agreements adopted by the Annual Shareholders Meeting	Management	For	For
	PLEASE NOTE THAT THIS IS A POSTPONEMENT OF THE MEETING HELD ON 23 JUN 2010.	Non-Voting

CHINA CONSTRUCTION BANK CORPORATION
Security	Y1397N101	Meeting Type		Class Meeting
Ticker Symbol		Meeting Date	24-Jun-2010
ISIN	CNE1000002H1	Agenda		702453705 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100507/LTN2 0100507935.pdf	Non-Voting
S.1.1	Approve the proposed Rights Issue of A shares and H shares: type and nominal value of Rights Shares	Management	For	For
S.1.2	Approve the proposed Rights Issue of A shares and H shares: proportion and number of shares to be issued	Management	For	For
S.1.3	Approve the proposed Rights Issue of A shares and H shares: subscription price of the Rights Issue	Management	For	For
S.1.4	Approve the proposed Rights Issue of A shares and H shares: target subscribers	Management	For	For
S.1.5	Approve the proposed Rights Issue of A shares and H shares: use of proceeds	Management	For	For
S.1.6	Approve the proposed Rights Issue of A shares and H shares: arrangement for the accumulated undistributed profits of the Bank prior to the Rights Issue	Management	For	For
S.1.7	Approve the proposed Rights Issue of A shares and H shares: effective period of the resolution	Management	For	For

PT BUMI RESOURCES TBK
Security	Y7122M110	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	24-Jun-2010
ISIN	ID1000068703	Agenda		702469001 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve to pledge all or part of the Company's asset in order to obtain loan from third party	Management	For	For
2	Re-appoint the Company's Board of Directors	Management	For	For

PT BUMI RESOURCES TBK
Security	Y7122M110	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	24-Jun-2010
ISIN	ID1000068703	Agenda		702487794 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the 2009 annual report	Management	For	For
2	Ratify the 2009 financial statement	Management	For	For
3	Approve the profit allocation	Management	For	For
4	Appoint public accountant	Management	For	For

CHINA CONSTRUCTION BANK CORPORATION
Security	Y1397N101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	24-Jun-2010
ISIN	CNE1000002H1	Agenda		702497389 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approve the 2009 report of Board of Directors	Management	For	For
2.	Approve the 2009 report of Board of Supervisors	Management	For	For
3.	Approve the 2009 final financial accounts	Management	For	For
4.	Approve the 2010 fixed assets investment budget	Management	For	For
5.	Approve the profit distribution plan for 2009	Management	For	For
6.	Approve the 2009 final emoluments distribution plan for Directors and Supervisors	Management	For	For
7.	Approve the appointment of Auditors for 2010	Management	For	For
S.8.1	Approve the proposed Rights Issue of A Shares and H Shares: Type and nominal value of Rights Shares	Management	For	For
s.8.2	Approve the proposed Rights Issue of A Shares and H Shares: Proportion and number of Shares to be issued	Management	For	For
s.8.3	Approve the proposed Rights Issue of A Shares and H Shares: Subscription Price of the Rights Issue	Management	For	For
s.8.4	Approve the proposed Rights Issue of A Shares and H Shares: Target subscribers	Management	For	For
s.8.5	Approve the proposed Rights Issue of A Shares and H Shares: Use of Proceeds	Management	For	For
s.8.6	Approve the proposed Rights Issue of A Shares and H Shares: Arrangement for the accumulated undistributed profits of the Bank prior to the Rights Issue	Management	For	For
s.8.7	Approve the proposed Rights Issue of A Shares and H Shares: Effective period of the resolution	Management	For	For
s.9	Approve the authorizations for the Rights Issue of A shares and H shares	Management	For	For
10.	Approve the feasibility report on the proposed use of proceeds raised from the rights issue of A shares and H shares	Management	For	For
11.	Approve the report on the use of proceeds from the previous A share issue	Management	For	For
12.	Approve the mid-term plan of capital management	Management	For	For
13.1	Election of Mr. Guo Shuqing to continue serving as an Executive Director of the Bank	Management	For	For
13.2	Election of Mr. Zhang Jianguo to continue serving as an Executive Director of the Bank	Management	For	For
13.3	Election of Lord Peter Levene to continue serving as an Independent Non-Executive Director of the Bank	Management	For	For
13.4	Election of Dame Jenny Shipley to continue serving as an Independent Non-Executive Director of the Bank	Management	For	For
13.5	Election of Ms. Elaine La Roche to continue serving as an Independent Non-Executive Director of the Bank	Management	For	For
13.6	Election of Mr. Wong Kai-Man to continue serving as an Independent Non-Executive Director of the Bank	Management	For	For
13.7	Election of Ms. Sue Yang to serve as Non-Executive Director of the Bank	Management	For	For
13.8	Election of Mr. Yam Chi Kwong, Joseph to serve as an Independent Non-Executive Director of the Bank	Management	For	For
13.9	Election of Mr. Zhao Xijun to serve as an Independent Non- Executive Director of the Bank	Management	For	For
14.1	Election of Mr. Xie Duyang to continue serving as shareholder representative Supervisor of the Bank	Management	For	For
14.2	Election of Ms. Liu Jin to continue serving as shareholder representative Supervisor of the Bank	Management	For	For
14.3	Election of Mr. Guo Feng to continue serving as External Supervisor of the Bank	Management	For	For
14.4	Election of Mr. Dai Deming to continue serving as External Supervisor of the Bank	Management	For	For
14.5	Election of Mr. Song Fengming to serve as shareholder representative Supervisor of the Bank	Management	For	For
15.1	Election of Mr. Zhu xiaohuang as an Executive Director of the bank	Management	For	For
15.2	Election of Ms. Wang Shumin as an Non-Executive Director of the bank	Management	For	For
15.3	Election of Mr. Wang Yong as an Non-Executive Director of the bank	Management	For	For
15.4	Election of Ms. Li Xiaoling as an Non-Executive Director of the bank	Management	For	For
15.5	Election of Mr. Zhu Zhenmin as an Non-Executive Director of the bank	Management	For	For
15.6	Election of Mr. Lu Xiaoma as an Non-Executive Director of the bank	Management	For	For
15.7	Election of Ms. Chen Yuanling as an Non-Executive Director of the bank	Management	For	For
16.	Approve the adjustment of items of delegation of authorities by the shareholders' general meeting	Management	For	For

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 680264 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

O A O TATNEFT
Security	670831205	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	US6708312052	Agenda		702461649 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the annual report of the Company for the year 2009	Management	For	For
2	Approve the annual financial statements, including profit and loss statements [profit and loss account] of the Company for the 2009	Management	For	For
3
Approve the distribution of net income based on the financial statements of the Company for 2009 prepared under Russian
Accounting Regulations; the net income of the Company for 2009 under the said financial statements was 50.9 BLN Russian
Rubles; 30% [approximately 15.3 BLN Russian Rubles] is
proposed to be paid as dividends to the shareholders, the
remaining portion to be retained by the Company to finance its capital expenditure and other expenses
		Management	For	For
4
Approve to pay dividends for the year 2009 in the amount of a)
656% of the nominal value per OAO Tatneft preferred share; b)
656% of the nominal value per OAO Tatneft ordinary share; to determine that dividends shall be paid from 01 JUL though 31
DEC 2010; dividend shall be paid in cash
		Management	For	For

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE NOTE THAT ONLY A VOTE "FOR" THE
DIRECTOR WILL BE CUMULATED. PLEASE CON-TACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY
QUESTIONS.
Non-Voting
5.1	Election of Shafagat Fahrazovich TAKHAUTDINOV to the Board of Directors	Management	For	For
5.2	Election of Radik Raufovich GAIZATULLIN to the Board of Directors	Management	For	For
5.3	Election of Sushovan GHOSH to the Board of Directors	Management	For	For
5.4	Election of Nail Gabdulbarievich IBRAGIMOV to the Board of Directors	Management	For	For
5.5	Election of Rais Salikhovich KHISAMOV to the Board of Directors	Management	For	For
5.6	Election of Vladimir Pavlovich LAVUSHCHENKO to the Board of Directors	Management	For	For
5.7	Election of Nail Ulfatovich MAGANOV to the Board of Directors	Management	For	For
5.8	Election of Renat Halliulovich MUSLIMOV to the Board of Directors	Management	For	For
5.9	Election of Renat Kasimovich SABIROV to the Board of Directors	Management	For	For
5.10	Election of Valery Yurievich SOROKIN to the Board of Directors	Management	For	For
5.11	Election of Mirgazian Zakievich TAZIEV to the Board of Directors	Management	For	For
5.12	Election of Azat Kiyamovich KHAMAEV to the Board of Directors	Management	For	For
5.13	Election of Maria Leonidovna VOSKRESENSKAYA to the Board of Directors	Management	For	For
5.14	Election of David William WAYGOOD to the Board of Directors	Management	For	For
6.1	Election of Tamara Mikhailovna VILKOVA as a member to the Audit Commission	Management	For	For
6.2	Election of Nazilya Faizrakhmanovna GALIEVA as a member to the Audit Commission	Management	For	For
6.3	Election of Ferdinand Rinatovich GALIULLIN as a member to the Audit Commission	Management	For	For
6.4	Election of Venera Gibadullovna KUZMINA as a member to the Audit Commission	Management	For	For
6.5	Election of Nikolai Kuzmich LAPIN as a member to the Audit Commission	Management	For	For
6.6	Election of Liliya Rafaelovna RAKHIMZYANOVA as a member to the Audit Commission	Management	For	For
6.7	Election of Alfiya Azgarovna SINEGAEVA as a member to the Audit Commission	Management	For	For
6.8	Election of Ravil Anasovich SHARIFULLIN as a member to the Audit Commission	Management	For	For
7.
Approve ZAO Energy Consulting Audit as the External Auditor of
OAO Tatneft to conduct statutory audit of the annual financial statements for 2010 prepared under Russian Accounting
Standards for the term of 1 year
		Management	For	For
8.	Approve to introduce amendments and modifications to the Charter of OAO Tatneft and to the regulation on the general shareholders' meeting of OAO Tatneft	Management	For	For

CHINA COAL ENERGY CO LTD
Security	Y1434L100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	CNE100000528	Agenda		702502813 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 697815 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Approve the 2009 report of the Board of Directors of the Company	Management	For	For
2.	Approve the 2009 report of the supervisory Committee of the Company	Management	For	For
3.	Approve the 2009 report of the Auditors and the Company's Audited financial statements for the YE 31 DEC 2009	Management	For	For
4.	Approve the profit distribution plan for the year 2009 as recommended by the Board of Directors and authorize the Board of Directors to implement such proposal	Management	For	For
5.	Approve the Company's 2010 capital expenditure budget	Management	For	For
6.	Approve the 2010 emoluments of Directors and Supervisors of the Company	Management	For	For
7.
Approve the appointment of Price-water-house-Coopers Zhong
Tian CPAs limited Company, as the Company's domestic Auditor and Price-water-house-Coopers, certified public accountants, as the Company's international Auditor for the FY 2010 and authorize the Board of Directors to determine their respective remunerations
		Management	For	For
S.8	Amend the Articles of Association and the procedural rules for shareholders' meeting of the Company	Management	For	For
S.9	Approve the general mandate to issue shares of the Company	Management	For	For
S.10	Amend the scope of business operations of the Company in the Articles of Association of the Company	Management	For	For

CHINA RAILWAY GROUP LTD
Security	Y1509D116	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	CNE1000007Z2	Agenda		702408659 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK- http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2 01004291493.pdf	Non-Voting
1	Approve the report of the Board of Directors of the Company FYE 31 DEC 2009	Management	For	For
2	Approve the report of the Supervisory Committee of the Company FYE 31 DEC 2009	Management	For	For
3	Approve the work report of Independent Directors of the Company FYE 31 DEC 2009	Management	For	For
4	Approve the audited consolidated financial statements of the Company FYE 31 DEC 2009	Management	For	For
5
Re-appoint Deloitte Touche Tohmatsu as the Company's
international Auditors and Deloitte Touche Tohmatsu CPA Ltd. as
the Company's domestic Auditors for a term ending at the next
AGM of the Company and to authorize the Board of Directors of the Company to determine their remuneration
		Management	For	For
6	Approve the Profit Distribution Plan of the Company FYE 31 DEC 2009	Management	For	For
7	Approve the adjustments to the remuneration for the Independent Directors of the Company	Management	For	For

WPP PLC
Security	G9787K108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	JE00B3DMTY01	Agenda		702413662 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Receive and adopt the Company's accounts for the FYE 31 DEC
2009 together with the Directors' report, the Directors'
remuneration report and the Auditors' report on those accounts and the Auditable part of the remuneration report
		Management	For	For
2	Approve the WPP Directors' remuneration report set out in the report of the Compensation Committee contained in the 2009 Report & Accounts	Management	For	For
3	Approve the corporate responsibility report contained in the 2009 Report & Accounts	Management	For	For
4	Re-elect Paul Richardson as a Director	Management	For	For
5	Re-elect Philip Lader as a Director	Management	For	For
6	Re-elect Esther Dyson as a Director	Management	For	For
7	Re-elect John Quelch as a Director	Management	For	For
8	Re-elect Stanley (Bud) Morten as a Director	Management	For	For
9
Re-appoint Deloitte LLP as Auditors of the Company to hold office from the conclusion of the AGM to the conclusion of the next AGM of the Company and authorize the Directors to determine their remuneration
		Management	For	For
10
Authorize the Board of Directors, in accordance with Article 6 of the Company's Articles of Association, to allot relevant securities
(as defined in the Company's Articles of Association) up to a maximum nominal amount of GBP 45,609,991 for a period
expiring (unless previously renewed, varied or revoked by the
Company in general meeting) on 01 JUN 2015, save that the
Company may before such expiry make an offer or agreement
which would or might require relevant securities to be allotted after such expiry and the Board of Directors may allot relevant
securities pursuant to such offer or agreement as if the authority conferred on them hereby had not expired
		Management	For	For
S.11
Authorize the Company generally and unconditionally: (a)
pursuant to Article 57 of the Companies (Jersey) Law 1991 to make market purchases of ordinary shares in the Company on
such terms and in such manner as the Directors of the Company may from time to time determine, provided that: (i) the maximum number of ordinary shares hereby authorized to be purchased is
125,496,212; (ii) the minimum price which may be paid for an ordinary share is 10 pence (exclusive of expenses (if any) payable by the Company); (iii) the maximum price which may be paid for an ordinary share is not more than the higher of an amount equal to 105% of the average of the middle market quotations for an ordinary share as derived from the London Stock Exchange Daily
Official List for the 5 business days immediately preceding the day on which the ordinary share is contracted to be purchased and the amount stipulated by Article 5 (1) of CONTD.
		Management	For	For
CONT
CONTD. the Buyback and Stabilisation Regulation 2003
(exclusive of expenses-(if any) payable by the Company); and ( iv)
this authority, unless previously-revoked or varied, shall expire on the earlier of the conclusion of the AGM-of the Company to be held in 2011 and 01 SEP 2011, save that a contract of-purchase may be concluded by the Company before such expiry which will or may-be executed wholly or partly after such expiry, and the purchase of shares-may be made in pursuance of any such
contract; and (b) pursuant to Article-58A of the Companies
(Jersey) Law 1991, and if approved by the Directors, to-hold as treasury shares any ordinary shares purchased pursuant to the-
authority conferred by Resolution 11 (a) above
Non-Voting
S.12
Authorize the Board of Directors, in accordance with Article 8 of the Company's Articles of Association, to allot equity securities (as defined in the Company's Articles of Association) wholly for cash
(including in connection with a rights issue (as defined in the
Company's Articles of Association)) as if Article 7 of the
Company's Articles of Association did not apply, provided that (a)
for the purposes of paragraph (1)(b) of Article 8 only, the
aggregate nominal amount to which this authority is limited is GBP
6,285,768, and (b) this authority shall expire (unless previously renewed, varied or revoked by the Company in general meeting)
on 01 JUN 2015 save that the Company may before such expiry
make an offer or agreement which would or might require equity securities to be allotted after such expiry and the Board of
Directors may allot equity securities pursuant to such offer or agreement as if the authority conferred on them hereby
		Management	For	For

PING AN INSURANCE (GROUP) COMPANY OF CHINA LTD
Security	Y69790106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	CNE1000003X6	Agenda		702430149 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 695378 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING
INFORMATION IS AVAILABLE BY CLIC-KING ON THE
MATERIAL URL LINK:
http://www.hkexnews.hk/listedco/listconews/sehk-
/20100427/LTN201004271129.pdf &
http://www.hkexnews.hk/listedco/listconews/seh-
k/20100511/LTN20100511535.pdf
Non-Voting
1.	Approve the report of the Board of Directors of the Company for the YE 31 DEC 2009	Management	For	For
2.	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2009	Management	For	For
3.	Approve the annual report of the Company and its summary for the YE 31 DEC 2009	Management	For	For
4.	Approve the report of the Auditors and audited financial statements of the Company for the YE 31 DEC 2009	Management	For	For
5.	Approve the profit distribution plan and the recommendation for the final dividend for the YE 31 DEC 2009	Management	For	For
6.
Re-appointment of Ernst & Young Hua Ming as the PRC Auditors and Ernst & Young as the international Auditors of the Company to hold office until the conclusion of the next AGM and to authorize the Board of Directors to fix their remuneration
		Management	For	For
7.	Appointment of Mr. David Fried as a Non-executive Director of the Company	Management	For	For
S.8
Amend the Articles of Association of the Company, and to
authorize the Board of Directors to make further amendments to the Articles of Association of the Company that it considers necessary, appropriate or expedient in accordance with the
applicable laws and regulations, and the requirements of China
Insurance Regulatory Commission and other relevant regulatory authorities
		Management	For	For
S.9
Approve to give a general mandate to the Board of Directors to issue, allot and deal with additional H shares not exceeding 20%
of the H shares of the Company in issue and authorize the Board of Directors to make corresponding amendments to the Articles of
Association as it thinks fit so as to reflect the new capital structure upon the allotment or issuance of shares
		Management	For	For
	To consider and review the Performance Report of the Directors for the Year 20-09 of the Company	Non-Voting
	To consider and review the "Report on Connected Transactions and Implementatio-n of Management System of Connected Transactions for 2009	Non-Voting
10.
Approve the holders of the 299,088,758 H shares of the Company which were newly issued on 06 MAY 2010 are entitled to receive the final dividend for the YE 31 DEC 2009, if any, as the other shareholders of the Company are entitled to
		Management	For	For
S.11
Approve the proposed further amendments to the Articles of
Association of the Company as set out in Appendix I to the
supplemental circular to be dispatched to shareholders of the
Company on 11 MAY 2010; and authorize the Chairman of the
Board of Directors or a person authorized by him to make
appropriate amendments to the Articles of Association whenever necessary in the process of submitting the same for approval, as required from time to time by the relevant regulatory authorities, administration of industry and commerce as well as the stock exchanges
		Management	For	For

ACCOR SA, COURCOURONNES
Security	F00189120	Meeting Type		MIX
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	FR0000120404	Agenda		702450064 - Management
Item	Proposal	Type	Vote	For/Against Management

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.     The followin-g applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions will-be
forwarded to the Global Custodians that have become Registered
Intermediar-ies, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Gl-obal Custodian will sign the Proxy
Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
Non-Voting
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
1.	Approve the financial statements for the FY 2009	Management	For	For
2.	Approve the consolidated financial statements for the FY 2009	Management	For	For
3.	Approve treatment of losses and dividends of EUR 1.05 per share	Management	For	For
4.	Appointment of Mrs. Sophie Gasperment as a Board Member	Management	For	For
5.	Approve to renew Mr. Thomas J. Barrack's term as a Board Member	Management	For	For
6.	Approve to renew Mr. Patrick Sayer's term as a Board Member	Management	For	For
7.	Approve remuneration of directors in the aggregate amount of EUR 575,000	Management	For	For
8.	Approve the regulated Agreement (CNP)	Management	For	For
9.	Approve the regulated Agreement (Mr. Paul Dubrule and Mr Gerard Pelisson)	Management	For	For
10.	Approve the regulated Agreement (Mr. Gilles Pelisson)	Management	For	For
11.	Approve the regulated Agreement (Mr. Jacques Stern)	Management	For	For
12.	Approve the regulated Agreement (Mr. Jacques Stern)	Management	For	For
13.	Grant authority to repurchase of up to 22,000,000 shares	Management	For	For
E.14	Approve the reduction in share capital via cancellation of repurchased shares	Management	For	For
E.15	Acknowledge dissolution without liquidation of seih and approve reduction of share capital by cancellation of 2,020,066 repurchased shares	Management	For	For
E.16	Approve the spin off agreement with new services holding re- services activities	Management	For	For
E.17	Powers for the formalities	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN TEXT OF RESOLUTION RESOLU-TION. CHANGE IN
DIRECTOR NAME. IF YOU HAVE ALREADY SENT IN YOUR
VOTES, PLEASE-DO NOT RETURN THIS PROXY FORM
UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUC-
TIONS. THANK YOU
Non-Voting

FERROVIAL SA, MADRID
Security	E49512119	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	ES0118900010	Agenda		702461928 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the report on the Article 116 bis of the Spanish Stock Market Law	Management	For	For
2	Approve the report on the new Bylaws of the Board Members	Management	For	For
3	Approve the individual and consolidated annual accounts and Management report	Management	For	For
4.1	Approve the application of the result	Management	For	For
4.2	Approve the distribution of dividends	Management	For	For
5	Approve the Management of the Board	Management	For	For
6	Appointment by cooptation of Karlovy SL	Management	For	For
7	Appointment of the Auditors	Management	For	For
8.1	Approve the remuneration to the Board based on shares	Management	For	For
8.2	Approve the variable remuneration up to 12000 Euros by giving shares	Management	For	For
9	Grant delegation of powers	Management	For	For
CMMT
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A-SECOND CALL ON  30
JUN 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting

PLEASE NOTE THAT THE REGISTRATION AND
IMPLEMENTATION OF THE RESOLUTIONS ADOPTE-D BY
THE BOARD, AND EMPOWERMENT IN ORDER TO
FORMALIZE THE FILING OF ANNUAL ACC-OUNTS
REFERRED TO IN ARTICLE 218 OF THE COMPANIES ACT.
THERE IS A MINIMUM OF S-HARES TO ATTEND PHYSICALLY,
WHICH IS 100 SHARES. THANK YOU
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO INCLUSION
OF COMMENT. IF YOU HAVE A-LREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DEC-IDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

TEVA PHARMACEUTICAL INDS LTD
Security	M8769Q102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	IL0006290147	Agenda		702524403 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
AS A CONDITION OF VOTING, ISRAELI MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD E-ITHER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT W-E MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL
Non-Voting
CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 707624 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Approve the declaration that the interim dividend on account of 2008 paid in 4 installments and totaling NIS 2.50 (approx USD 0.642) shall be final for 2009	Management	For	For
2.1	Appointment of Abraham Cohen as a Director for a period of 3 years	Management	For	For
2.2	Appointment of Amir Elstein as a Director for a period of 3 years	Management	For	For
2.3	Appointment of Professor Roger Kornberg as a Director for a period of 3 years	Management	For	For
2.4	Appointment of Professor Moshe Many as a Director for a period of 3 years	Management	For	For
2.5	Appointment of Dan Proper as a Director for a period of 3 years	Management	For	For
3.	Re-appoint the Accountant-Auditors until the next AGM, and authorize the Board to fix their fees	Management	For	For
4.	Approve the 2010 Equity Incentive Plan	Management	For	For
5.1
Approve the remuneration of Dr. Frost as Chairman as follows:
annual salary equivalent to USD 385,702, meeting attendance
fees as for the other Directors, provision of an office and
secretarial services, reimbursement of cost of participation in
Board meetings outside the US up a maximum of USD 500,000 a
year
		Management	For	For
5.2
Approve the remuneration of Professor Many as Vice-Chairman
as follows: annual salary equivalent to USD 150,000, meeting attendance fees as for the other Directors, and provision of secretarial services
		Management	For	For
5.3	Approve the remuneration of Professor Kornberg as a Director as follows: annual salary equivalent to USD 150,000, meeting attendance fees as for the other Directors	Management	For	For
6.	Approve the increase of registered share capital by NIS 100 million to a total of NIS 250 million split into shares of NIS 0.10 par value	Management	For	For

SINGAPORE POST LTD
Security	Y8120Z103	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	30-Jun-2010
ISIN	SG1N89910219	Agenda		702497264 - Management
Item	Proposal	Type	Vote	For/Against Management
1.
Authorize the Company, for the purposes of Chapter 9 of the
Listing Manual ["Chapter 9"] of the Singapore Exchange Securities
Trading Limited ["SGX-ST"], its subsidiaries and associated
Companies that are entities at risk [as that term is used in Chapter
9], or any of them, to enter into any of the transactions falling within the types of interested person transactions as specified in the Appendix to the Company's Circular to Shareholders dated 08
JUN 2010 [the "Circular"] with any party who is of the class of interested persons as specified in the Appendix to the Circular, provided that such transactions are made on normal commercial terms and in accordance with the review procedures for such
interested person transactions; [Authority expires at the
conclusion of the next AGM of the Company]; and authorize the
Directors of the Company and/or any of them to complete and do all such acts and things [including executing all such documents as may be required] as they and/or he may consider expedient or necessary or in the interests of the Company to give effect to the
Shareholders Mandate and/or this Resolution
		Management	For	For
2.
Authorize the Directors of the Company, for the purposes of
Sections 76C and 76E of the Companies Act, Chapter 50 [the
Companies Act], to purchase or otherwise acquire issued ordinary shares in the capital of the Company [Shares] not exceeding in aggregate the Maximum Limit, as specified at such price or prices as may be determined by the Directors from time to time up to the
Maximum Price, whether by way of :i) market purchase(s) on the
SGX-ST and/or any other stock exchange on which the shares
may for the time being be listed and quoted [Other Exchange];
and/or ii) off-market purchase(s) [if effected otherwise than on the
SGX-ST or, as the case may be, Other Exchange] in accordance with any equal access scheme(s) as may be determined or
formulated by the Directors as they consider fit, which scheme(s)
shall satisfy all the conditions prescribed by the Companies Act, and otherwise in accordance with all other laws and regulations and rules of the SGX-ST or, as the case may be, approve the
other exchange as may for the time being be applicable and to the
Share Purchase Mandate may be exercised by the Directors at
any time and form time to time during the period commencing
from the date of the passing of this resolution; [Authority expires the earlier of the conclusion of the next AGM of the Company is held or the date by which the next AGM of the Company is
required by law to be held]
		Management	For	For

PORTUGAL TELECOM SGPS SA, LISBOA
Security	X6769Q104	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	30-Jun-2010
ISIN	PTPTC0AM0009	Agenda		702506695 - Management
Item	Proposal	Type	Vote	For/Against Management
1.
Approve to resolve on the proposal received from Telefonica on
01 JUN 2010 regarding the acquisition of the shares held by
Companies of the Portugal Telecom Group in Brasilcel, N.V.,
under the terms and at the price of the current offer or at a higher price presented
		Management	For	For

HOME RETAIL GROUP PLC
Security	G4581D103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	30-Jun-2010
ISIN	GB00B19NKB76	Agenda		702511204 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the report of the Directors, the report of the Auditors and the financial statements of the Company for the 52 weeks ended 27 FEB 2010	Management	For	For
2	Approve the Directors' remuneration report contained in the annual report and financial statements of the Company for the 52 weeks ended 27 FEB 2010	Management	For	For
3	Declare a final dividend of 10.0p per ordinary share	Management	For	For
4	Election of Mike Darcey as a Director of the Company	Management	For	For
5	Re-election of Penny Hughes as a Director of the Company	Management	For	For
6
Re-appointment of PricewaterhouseCoopers LLP as the Auditors of the Company to hold office until the conclusion of the next general meeting at which financial statements and reports are laid before the Company
		Management	For	For
7	Authorize the Board to fix the remuneration of the Auditors	Management	For	For
8
Authorize the Company and those companies which are
subsidiaries of the Company at any time during the period for which this resolution has effect for the purposes of Part 14 of the
Companies Act 2006  the '2006 Act'  during the period from the date of the passing of this resolution to the conclusion of the
Company's AGM in 2011: i) to make political donations to political parties and/or independent election candidates; ii) to make
political donations to political organisations other than political parties; and iii) to incur political expenditure, up to an aggregate amount of GBP 50,000, and the amount authorised under each of paragraphs  i  to  iii  of this Resolution 7 shall also be limited to such amount and that words and expressions defined for the
purpose of the 2006 Act shall have the same meaning in this
Resolution
		Management	For	For
9
Authorize the Board in accordance with Section 551 of the 2006
Act to exercise all the powers of the Company to allot shares or grant rights to subscribe for or convert any security into shares: i)
up to a nominal amount of GBP 29,074,167; and ii) comprising equity securities  as specified in Section 560(1) of the 2006 Act up to a further nominal amount of GBP 29,074,167 in connection with an offer by way of a rights issue; such authorities shall expire at the conclusion of the AGM of the Company to be held in 2011 or on 25 SEP 2011, whichever is the earlier, such authorities shall be in substitution for all previous authorities pursuant to Section
80 of the Companies Act 1985 which are hereby revoked, without prejudice to any allotment of securities prior to the date of this
Resolution 9  or thereafter pursuant to any offer or agreement made prior thereto  for the purposes of this Resolution "rights issue" means an offer to: a) ordina
		Management	For	For
CONTD
CONTD in proportion  as nearly as may be practicable  to their existing-holdings; and b) people who are holders of other equity securities if this is-required by the rights of those securities or, if the Board considers it-necessary, as permitted by the rights of those securities, to subscribe-further securities by means of the issue of a renounceable letter  or other-negotiable document which may be traded for a period before payment for the-
securities is due, but subject in both cases to such exclusions or other-arrangements as the Board may deem necessary or
expedient in relation to-treasury shares, fractional entitlements, record dates or legal, regulatory-or practical problems in, or under the laws of, any territory
Non-Voting
S.10
Authorize the Board subject to the passing of Resolution 9 above, empowered to allot equity securities  as specified in Section
560(1) of the 2006 Act wholly for cash: i) pursuant to the authority given by paragraph (i) of Resolution 9 above or where the
allotment constitutes an allotment of equity securities by virtue of
Section 560(3) of the 2006 Act in each case: a) in connection with a pre-emptive offer; and b) otherwise than in connection with a pre-emptive offer, up to an aggregate nominal amount of GBP
4,361,125; and ii) pursuant to the authority given by paragraph (ii)
of Resolution 9 above in connection with a rights issue as if
Section 561(1) of the 2006 Act did not apply to any such
allotment; such power to expire at the conclusion of the AGM of the Company to be held in 2011 or on 25 SEP 2011, whichever is the earlier but so that the Company may make offers and enter into agreements during this period which would, or might,
		Management	For	For
CONTD
CONTD the power ends and the Board may allot equity securities under any such-offer or agreement as if the power had not ended, for the purposes of this-Resolution: a) "rights issue" has the same meaning as in Resolution 9 above;-b) 'pre-emptive offer' means an offer of equity securities open for-acceptance for a period fixed by the Board to (a) holders  other than the-Company  on the
register on a record date fixed by the Board of ordinary-shares in proportion to their respective holdings and (b) other persons so-
entitled by virtue of the rights attaching to any other equity securities-held by them, but subject in both cases to such
exclusions or other-arrangements as the Board may deem
necessary or expedient in relation to-treasury shares, fractional entitlements, record dates or legal, regulatory-or practical problems in, or under the laws of, any territory; c) references-to an allotment of equity securities shall include a sale of t
Non-Voting
CONTD
CONTD any securities shall be taken to be, in the case of rights to subscribe-for or convert any securities into shares of the
Company, the nominal amount-of such shares which may be
allotted pursuant to such rights
Non-Voting
S.11
Authorize the Company generally and unconditionally for the
purpose of Section 701 of the 2006 Act, to make market
purchases  as specified in Section 693 of the 2006 Act  of ordinary shares in the capital of the Company on such terms and in such manner as the Board may from time to time determine, provided that: i) the maximum number of ordinary shares which may be
purchased is 87,000,000; ii) the minimum price  not including expenses which may be paid for each share is 10p; and iii) the maximum price  not including expenses  which may be paid for
		Management	For	For

each ordinary share is an amount equal to the higher of (a) 105%
of the average market value of the Company's ordinary shares as derived from The London Stock Exchange Daily Official List for the five business days immediately preceding the day on which the relevant share is contracted to be purchased or (b) the higher of the price of the last independent trade and the highest current bid as

CONTD
CONTD Regulation (EC) 22 DEC 2003 implementing the Market
Abuse Directive as-regards exemptions for buy-back programmes and stabilization of financial-instruments  No. 2273/2003  the authority hereby conferred shall expire on-the earlier of 25 SEP
2011 or the conclusion of the AGM of the Company to be-held in
2011  except that the Company shall be entitled, at any time prior to-the expiry of this authority, to make a contract of purchase which would or-might be executed wholly or partly after such expiry and to purchase shares-in accordance with such contract as if the authority conferred had not-expired  unless such authority is reviewed prior to such time
Non-Voting
S.12	Approve that a general meeting other than an AGM may be called on not less than 14 clear days' notice	Management	For	For
13
Approve the change to the rules of the Company's Performance
Share Plan contained in the document produced in draft to the
AGM and for the purposes of identification initialled by the
Chairman, and to do all acts and things necessary to implement the change
		Management	For	For
S.14
Amend the Articles of Association of the Company be amended by deleting all the provisions of the Company's Memorandum of
Association which, by virtue of Section 28 of the 2006 Act, are to be treated as provisions of the Company s Articles of Association;
and the Articles of Association produced to the meeting and
initialled by the chairman of the meeting for the purpose of identification be adopted as the Articles of Association of the
Company in substitution for, and to the exclusion of, the existing
Articles of Association
		Management	For	For

SINGAPORE POST LTD
Security	Y8120Z103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	30-Jun-2010
ISIN	SG1N89910219	Agenda		702511610 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive and adopt the Audited Accounts for the FYE 31 MAR 2010, and the Directors' Report and Independent Auditor's Report thereon	Management	For	For
2.	Declare a final tax exempt 1-tier dividend of 2.5 cents per ordinary share in respect of the FYE 31 MAR 2010	Management	For	For
3.	Re-elect Mr. Lim Eng as a Director who retires by rotation in accordance with Article 91 of the Company's Articles of Association	Management	For	For
4.	Re-elect Mr. Lim Ho Kee as a Director who retires by rotation in accordance with Article 91 of the Company's Articles of Association	Management	For	For
5.
Re-elect Mr. Kenneth Michael Tan Wee Kheng as a Director of the
Company, who retires by rotation in accordance with Article 91 of the Company's Articles of Association; remain as a member of the
Audit Committee and will be considered independent for the
purposes of Rule 704(8) of the Listing Manual of the Singapore
Exchange Securities Trading Limited (the SGX-ST)
		Management	For	For
6.	Re-elect Mr. Michael James Murphy as a Director, who retires in accordance with Article 97 of the Company's Articles of Association	Management	For	For
7.	Re-elect Mr Zulkifli Bin Baharudin as a Director, who retires in accordance with Article 97 of the Company's Articles of Association	Management	For	For
8.	Approve the Directors' fees payable by the Company of SGD 900,690 for the FYE 31 MAR 2010 (2009: SGD 641,090)	Management	For	For
9.	Re-appoint Messrs. PricewaterhouseCoopers LLP as the Auditors of the Company and authorize the Directors to fix their remuneration	Management	For	For
	Transact any other business of an AGM	Non-Voting
10.
Authorize the Directors to issue shares in the capital of the
Company [shares] whether by way of rights, bonus or otherwise;
and/or 2) make or grant offers, agreements or options [collectively,
Instruments] that might or would require shares to be issued, including but not limited to the creation and issue of [as well as adjustments to] warrants, debentures or other instruments
convertible into shares, at any time and upon such terms and conditions and for such purposes and to such persons as the
Directors may in their absolute discretion deem fit; and ii]
[notwithstanding the authority conferred by this Resolution may have ceased to be in force] issue shares in pursuance of any
Instrument made or granted by the Directors of the Company
while this Resolution is in force, provided that the aggregate number of shares to be issued pursuant to this Resolution
[including shares to be issued in pursuance of Instruments made or granted pursuant to this Resolution] does not exceed 50 % of the total number of issued shares [excluding treasury shares] in the capital of the Company [as calculated in accordance with sub-
paragraph [II] below], of which the aggregate number of shares to be issued other than on a pro rata basis to shareholders of the
		Management	For	For

Company [including shares to be issued in pursuance of
Instruments made or granted pursuant to this Resolution] does not exceed 10 % of the total number of issued shares [excluding
treasury shares] in the capital of the Company [as calculated in accordance with sub-paragraph [II] below]; II) [subject to such manner of calculation as may be prescribed by the SGX-ST] for the purpose of determining the aggregate number of shares that may be issued under sub-paragraph [I] above, the percentage of issued shares shall be based on the total number of issued shares
[excluding treasury shares] in the capital of the Company at the time this Resolution is passed, after adjusting for: 1) new shares arising from the conversion or exercise of any convertible
securities or share options or vesting of share awards which are outstanding or subsisting at the time this Resolution is passed;
and 2) any subsequent bonus issue or consolidation or
subdivision of shares; III) in exercising the authority conferred by this Resolution, the Company shall comply with the provisions of the Listing Manual of the SGX-ST for the time being in force
[unless such compliance has been waived by the SGX-ST] and
the Articles of Association for the time being of the Company; and
IV) [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM is to be held by law]

11.
Authorize the Directors to offer and grant options [Options] in accordance with the provisions of the Singapore Post Share
Option Scheme [Share Option Scheme] and to allot and issue
from time to time such number of shares as may be required to be issued pursuant to the exercise of the Options under the Share
Option Scheme, provided that the aggregate number of shares to be issued pursuant to the Share Option Scheme shall not exceed
5 % of the total number of issued shares [excluding treasury shares] in the capital of the Company from time to time
		Management	For	For

GlobalShares FTSE Developed Countries ex US Fund

CABLE & WIRELESS PLC
Security	G17416127	Meeting Type		Court Meeting
Ticker Symbol		Meeting Date	25-Feb-2010
ISIN	GB0001625572	Agenda		702239915 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE OPTION
FOR THIS MEETING TYPE. PLE-ASE CHOOSE BETWEEN
"FOR" AND "AGAINST" ONLY. SHOULD YOU CHOOSE TO
VOTE ABSTAIN-FOR THIS MEETING THEN YOUR VOTE WILL
BE DISREGARDED BY THE ISSUER OR ISSUERS-AGENT
Non-Voting
1	Approve the Scheme of Arrangement as specified	Management	For	For

CABLE & WIRELESS PLC
Security	G17416127	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	25-Feb-2010
ISIN	GB0001625572	Agenda		702239927 - Management
Item	Proposal	Type	Vote	For/Against Management
IF THE SPECIAL RESOLUTION IS NOT PASSED, THEN NEITHER THE SCHEME NOR THE DEMER-GER WILL BECOME EFFECTIVE		Non-Voting
S.1
Approve the separation of Cable and Wireless Plc into two listed
Companies: Cable & Wireless Communications Plc and Cable &
Wireless Worldwide Plc, through the execution of four enabling steps:- approve the Scheme of Arrangement; the reduction and subsequent increase of the issued share capital of the Company;
authorize the Directors to pay up the new ordinary shares and the allotment and issue of them to Cable & Wireless Communications
Plc; amend the Articles of Association of the Company and the allotment and issue of one Deferred share; approve the reduction of capital of Cable & Wireless Communications Plc; the demerger;
and the reduction of capital of Cable & Wireless worldwide Plc; the delisting of the Cable & Wireless Plc ordinary shares from the official list and approve the arrangements for the continuation of
Share Plans and other Incentive Plans
		Management	For	For

SAGE GROUP PLC
Security	G7771K134	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	02-Mar-2010
ISIN	GB0008021650	Agenda		702192092 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive and approve the audited accounts for the YE 30 SEP 2009 together with the reports of the Directors and the Auditors	Management	For	For
2.
Declare a final dividend recommended by the Directors of 4.93p per ordinary share for the YE 30 SEP 2009 to be paid on 05 MAR
2010 to the Members whose names appear on the register at the close of business on 05 FEB 2010
		Management	For	For
3.	Re-elect Ms. R. Markland as a Director	Management	For	For
4.	Re-elect Mr. P. A. Walker as a Director	Management	For	For
5.	Re-elect Mr. P. S. Harrison as a Director	Management	For	For
6.	Re-elect Mr. P. L. Stobart as a Director	Management	For	For
7.	Re-appoint Messrs. PricewaterhouseCoopers LLP as the Auditors to the Company and authorize the Directors to determine their remuneration	Management	For	For
8.	Approve the remuneration report for the YE 30 SEP 2009	Management	For	For
9.
Authorize the Directors, in accordance with Section 551 of the
Companies Act 2006, to exercise all powers of the Company to allot shares in the Company or grant rights to subscribe for, or convert any security into, shares in the Company: i) up to a maximum nominal amount of GBP 4,376,556 (such amount to be
reduced by the nominal amount of any equity securities (as
defined in Section 560 of the Companies Act 2006) allotted under this resolution in excess of GBP 4,376,556); and ii) comprising equity securities (as defined in Section 560 of the Companies Act
2006) up to a maximum nominal amount of GBP 8,753,112 (such
amount to be reduced by any shares allotted or rights granted under this resolution) in connection with an offer by way of a rights issue: (A) to holders of ordinary shares in proportion (as nearly as may be practicable) to their existing holdings; and (B) to holders of other equity securities if this is required by the rights of those securities or, if the Directors consider it necessary, as permitted by the rights of those securities; and so that the Directors may make such exclusions or other arrangements as they consider
expedient in relation to treasury shares, fractional entitlements, record dates, legal or practical problems under the laws in any territory or the requirements of any relevant regulatory body or
Stock Exchange or any other matter; [Authority shall expire at the conclusion of the next AGM of the Company or, if earlier, at the close of business on 31 MAR 2011]; the Company may, before
this authority expires, make an offer or agreement which would or might require shares to be allotted or rights to be granted after it expires and the Directors may allot shares or grant rights in pursuance of such offer or agreement as if this authority had not
		Management	For	For

expired; and (d) all previous unutilized authorities under Section
80 of the Companies Act 1985 shall cease to have effect (save to the extent that the same are exercisable pursuant to Section
551(7) of the Companies Act 2006 by reason of any offer or
agreement made prior to the date of this resolution which would or might require shares to be allotted or rights to be granted on or after that date)

S.10
Authorize the Directors: (subject to the passing of Resolution 9) to allot equity securities (as defined in Section 560 of the Companies
Act 2006) for cash pursuant to the authority conferred on them by that resolution under Section 551 of that Act; and (ii) to allot equity securities (as defined in section 560(3)) of that Act (sale of treasury shares for cash), in either case as if Section 561 of that
Act disapplying to the allotment but this power shall be limited: (A)
to the allotment of equity securities in connection with an offer or issue of equity securities (but in the case of the authority granted under resolution 9(a)(ii) , by way of rights issue only) to or in favor of: i) holders of ordinary shares in proportion (as nearly as may be practicable) to their existing holdings; and ii) holders of other equity securities if this is required by the rights of those securities or, if the Directors consider it necessary, as permitted by the rights of those securities and so that the directors may make such
exclusions or other arrangements as they consider expedient in relation to treasury shares, fractional entitlements, record dates, legal or practical problems under the laws in any territory or the requirements of any relevant regulatory body or stock exchange or any other matter; and (B) to the allotment of equity securities pursuant to the authority granted under resolution 9(a)(i) and/or by virtue of Section 560(3) of the Companies Act 2006 (in each case otherwise than under this resolution) up to a maximum nominal amount of GBP 656,483; [Authority expires at the conclusion of the next AGM of the Company or, if earlier, at the close of
business on 31 MAR 2011]; (c) all previous unutilized authorities under Section 95 of the Companies Act 1985 shall cease to have effect and the Company may, before this power expires, make an offer or agreement which would or might require equity securities to be allotted after it expires and the Directors may allot equity securities in pursuance of such offer or agreement as if this power had not expired
		Management	For	For
S.11
Authorize the Company, in accordance with the Companies Act
2006, to make 1 or more market purchases (within the meaning of
Section 693 of the Companies Act 2006 of ordinary shares in the capital of the Company on such terms and in such manner as the
Directors shall determine provided that: the maximum number of ordinary shares which may be acquired pursuant to this authority is 131,296,695 ordinary shares in the capital of the Company; the minimum price which may be paid for each such ordinary share is its nominal value and the maximum price is the higher of 105% of the average of the middle market quotations for an ordinary share as derived from the London stock Exchange Daily Official List for the five business days immediately before the purchase is made and the amount stipulated by the Article 5(1) of the Buy-back and
Stabilization Regulation 2003 (in each case exclusive of
expenses); [Authority shall expire at the conclusion of the next
AGM of the Company, or, if earlier, at close of business on 31
MAR 2011]; and the Company may make a contract or contracts
to purchase ordinary shares under this authority before its expiry which will be or may be executed wholly or partly after expiry of this authority and may make a purchase of ordinary shares in pursuance of such contract
		Management	For	For
S.12
Amend the Articles of Association of the Company by deleting all the provisions of the Company's Memorandum of Association
which, by virtue of Section 28 Companies Act 2006, are to be treated as provisions of the Company's Articles of Association;
and adopt the Articles of Association of the Company in
substitution for and to the exclusion of, the existing Articles of
Association
		Management	For	For
S.13	Approve, in accordance with the Company's Articles of Association, a general meeting (other than an AGM) may be called on not less than 14 clear days' notice	Management	For	For

NOVOZYMES A/S
Security	K7317J117	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	03-Mar-2010
ISIN	DK0010272129	Agenda		702234092 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT IF THE CHAIRMAN OF THE BOARD OR A
BOARD MEMBER IS APPOINTED A-S PROXY, WHICH IS
OFTEN THE CASE, CLIENTS CAN ONLY EXPECT THEM TO
ACCEPT PRO-M-ANAGEMENT VOTES. THE ONLY WAY TO
GUARANTEE THAT ABSTAIN AND/OR AGAINST VOTES A-RE
REPRESENTED AT THE MEETING IS TO SEND YOUR OWN
REPRESENTATIVE. THE SUB CUST-ODIAN BANKS OFFER
REPRESENTATION SERVICES FOR AN ADDED FEE IF
REQUESTED. THANK-YOU
Non-Voting

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'ABSTAIN' ONLY-FOR RESOLUTION NUMBERS 5, 6 AND 7.A TO 7.D. THANK YOU.	Non-Voting
1.	The Board of Directors' report on the Company's activities for the year ended	Non-Voting
2.	Approve the audited annual report, including discharge of the Executive Management and the Board of Directors from liability during the past FY	Management	For	For
3.	Approve a dividend of DKK 5.75 per A/B share of DKK 10	Management	For	For
411.1	Amend Article 3.1 [Object] as specified	Management	For	For
411.2	Approve to introduce a new Article. 5.2 [Register of shareholders] as specified	Management	For	For
411.3	Amend Article 6 [Authorization to implement a capital increase] as specified	Management	For	For
411.4	Amend Article 8.8 [Electronic communication] as specified	Management	For	For
411.5	Amend Article 12 [Agenda] as specified	Management	For	For
411.6	Amend Article 13.2 [Election to the Board of Directors] as specified	Management	For	For
411.7	Amend Article 13.3 [Chairman and Vice Chairman] as specified	Management	For	For
411.8	Amend Article 13.5 [Resolutions of the Board of Directors] as specified	Management	For	For
411.9	Approve to introduce a new Article 17.4 [Extraordinary dividend] as specified	Management	For	For
412.1	Amend Article 8.5 [Notice convening Shareholders' Meetings] as specified	Management	For	For
412.2	Amend Article 15 [Language, as specified]	Management	For	For
421.1	Amend Article 4.4 [Shareholders' obligation to redeem shares Lapses] as specified	Management	For	For
421.2	Amend Article 5.1 [Terms] as specified	Management	For	For
421.3	Amend Article 5.4 [Terms] as specified	Management	For	For
421.4	Amend Article. 7.1 [Terms] as specified	Management	For	For
421.5	Amend Article 10.4 [Proxy] as specified	Management	For	For
421.6	Amend Article 11.4 [Voting by proxy] as specified	Management	For	For
421.7	Amend Article 13.4 [Notice convening Board meetings] as specified	Management	For	For
421.8	Amend Article 13.6 [Availability of rules of procedure] as specified	Management	For	For
421.9	Amend Article 13.8 [Approval of remuneration of the Board of Directors] as specified	Management	For	For
42110	Amend Article 14.2 [Reference to website] as specified	Management	For	For
42111	Amend Article 17.3 [Reference, terms, and obsolescence] as specified	Management	For	For
422.1	Amend Article 8.4 [Extraordinary Shareholders' Meeting] as specified	Management	For	For
422.2	Amend Article 8.6 [Availability of information] as specified	Management	For	For
422.3	Amend Article 8.7 [Shareholders' right to submit proposals] as specified	Management	For	For
422.4	Amend Article 9.2 [Availability of minutes] as specified	Management	For	For
422.5	Amend Article 11.1 [Registration date and admission ticket] as specified	Management	For	For
4.3
Approve to make the appropriate changes to the numbering of the provisions in the Articles of Association as a result of the amendments to the Articles of Association that may be adopted at the Annual Shareholders' Meeting as well as amendments to
references, terms, and definitions as a result of the entering into force of the new Companies Act, including changing the Danish word "aktiebog" [register of shareholders] to "ejerbog"
[shareholders' register] and "aktieselskabsloven" [Public
Companies Act] to "selskabsloven' [Companies Act]; authorize the
Chairman to make such alterations and additions to the
resolutions passed at the Annual Shareholders' Meeting and the notification to the Commerce and Companies Agency as may be
required by the Agency in connection with registration of the adopted amendments
		Management	For	For
4.4
Authorize the Board of Directors to allow the Company to acquire treasury shares up to an aggregate nominal value of 10% of its share capital in accordance with applicable law; approve that the purchase price must not deviate by more than 10% from the
market price on the date of acquisition; and [Authority expires at the end of next AGM]
		Management	For	For
5.	Elect Henrik Gurtler as a Chairman	Management	For	For
6.	Elect Kurt Anker Nielsen as a Vice Chairman	Management	For	For
7.a	Re-elect Paul Petter Aas to the Board of Directors	Management	For	For
7.b	Re-elect Jerker Hartwall to the Board of Directors	Management	For	For
7.c	Re-elect Walther Thygesen to the Board of Directors	Management	For	For
7.d	Re-elect Mathias Uhlen to the Board of Directors	Management	For	For
8.	Re-elect PricewaterhouseCoopers Statsautoriseret Revisionsaktieselskab as the Auditor	Management	For	For
	Any other business	Non-Voting

WARTSILA OYJ
Security	X98155116	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	04-Mar-2010
ISIN	FI0009003727	Agenda		702249916 - Management
Item	Proposal	Type	Vote	For/Against Management

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED.
Non-Voting
1.	Opening of the meeting	Non-Voting
2.	Calling the meeting to order	Non-Voting
3.	Election of persons to scrutinize the minutes and to supervise the counting	Non-Voting
4.	Recording the legality of the meeting	Non-Voting
5.	Recording the attendance at the meeting and adoption of the list of votes	Non-Voting
6.	Presentation of the annual accounts, the report of the Board of Directors and-the Auditor's report for the year 2009	Non-Voting
7.	Adopt the annual accounts	Management	For	For
8.	Approve to pay a dividend of EUR 1.75 per share	Management	For	For
9.	Grant discharge to the Members of the Board of Directors and the Chief Executive Officer from liability	Management	For	For
10.	Amend the Articles 4 and 8 of Articles of Association	Management	For	For
11.	Approve the remuneration of the Members of the Board of Directors	Management	For	For
12.	Approve the number of Members of the Board of Directors	Management	For	For
13.
PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL:
Re-elect M. Aarni-sirvio, K-G. Bergh, A. Lagerroos, B.
Langenskiold, M. Vuoria and election of P. Ehrnrooth, A.
Ehrnrooth, O. Johansson, M. Lilius as the new Members
		Shareholder	Against	For
14.	Approve the remuneration of the Auditor	Management	For	For
15.	Election of KPMG OY as the Auditor	Management	For	For
16.	Authorize the Board to decide on donations of max EUR 1,500,000 to the Universities	Management	For	For
17.	Closing of the meeting	Non-Voting

BANCO BILBAO VIZCAYA ARGENTARIA SA, BILBAO
Security	E11805103	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	11-Mar-2010
ISIN	ES0113211835	Agenda		702231856 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 12
MAR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting
1.	Approve the annual accounts and the Management Report	Management	For	For
2.1	Ratify and re-elect Mr. Francisco Gonzalez Rodriguez as a Board Member	Management	For	For
2.2	Ratify and re-elect Mr. Angel Cano Fernandez as a Board Member	Management	For	For
2.3	Re-elect Mr. Ramon Bustamante Y De La Mora as a Board Member	Management	For	For
2.4	Re-elect Mr. Ignacio Ferrero Jordi as a Board Member	Management	For	For
3.	Grant authority to purchase own shares	Management	For	For
4.	Approve of the retribution program in shares in 2010 and 2011 for the Managers	Management	For	For
5.	Re-elect the Auditors	Management	For	For
6.	Approve the delegation of powers	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF RECORD DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

VESTAS WIND SYS A/S UTD KINGDOM
Security	K9773J128	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	17-Mar-2010
ISIN	DK0010268606	Agenda		702264829 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
-
PLEASE NOTE THAT IF THE CHAIRMAN OF THE BOARD OR A
BOARD MEMBER IS APPOINTED-AS PROXY, WHICH IS
OFTEN THE CASE, CLIENTS CAN ONLY EXPECT THEM TO
ACCEPT-PRO-MANAGEMENT VOTES. THE ONLY WAY TO
GUARANTEE THAT ABSTAIN AND/OR AGAINST-VOTES ARE
REPRESENTED AT THE MEETING IS TO SEND YOUR OWN
REPRESENTATIVE. THE-SUB CUSTODIAN BANKS OFFER
REPRESENTATION SERVICES FOR AN ADDED FEE IF-
REQUESTED. THANK YOU
Non-Voting
1	Receive the report from the Board of Directors on the Company's activities during the past year	Management	For	For
2	Adopt the annual report	Management	For	For
3	Approve to apply the profit for the year of EUR 564m as follows: transfer to reserve for net revaluation according to the equity method: EUR 66m; dividend: EUR 0m and retained earnings: EUR 498m	Management	For	For
4	Re-elect Bent Erik Carlsen, Torsten Erik Rasmussen, Freddy Frandsen, Hakan Eriksson, Jorgen Huno Rasmussen, Jorn Anaer Thomsen, Kurt Anker Nielsen and Ola Rollen as Board Members	Management	For	For
5	Appointment of PricewaterhouseCoopers, Statsautoriseret	Management	For	For
6.1
Amend Articles 2(4), 2(8) and 3(4)  which is numbered Article 3(5)
in the new draft Articles  Articles 3(1) - 3(4), Article 7(2), 8(1) and
13(1), Article 4(3), 4(4), 5(1), 6(2), 6(3) of the Articles of
Association
		Management	For	For
6.2	Amend Articles 2, 3, 4, 5, 4(5), 6(5), 6(4), 7(2) and 7(3) of the Articles of Association	Management	For	For
6.3	Amend Article 1(1) to effect that the secondary name Cotas Computer Technology A/s is deleted	Management	For	For
6.4	Amend Article 1(2) of the Articles of Association in accordance with Section 28 of the Danish Companies Act, and as a consequence, Article 1(3) shall be re-numbered as Article 1 (2)	Management	For	For
6.5
Approve to rephrase Article 2(3) to the effect that it specifies that the Company's shares are registered with a central securities depository and that any dividends will be disbursed through such central securities depository
		Management	For	For
6.6	Approve that Article 2(9) concerning cancellation is deleted, as the provisions are no longer relevant to the Company	Management	For	For
6.7
Approve that previous authorization to the Board of Directors in
Article 3(1) to increase the Company's share capital is renewed to apply until 01 MAY 2011, allowing an increase of the share capital by a total nominal amount of DKK 20,370,410  20,370,410 shares
		Management	For	For
6.8
Approve that the previous authorization to the Board of Directors in Article 3(2) to increase the Company's share capital in
connection with the issuance of employee shares is extended to expire on 01 MAY 2011
		Management	For	For
6.9
Approve that the previous authorization to the Board of Directors in Article 3(3) to issue warrants and to carry out the relevant increase of the Company's share capital is extended to expire on
01 MAY 2011
		Management	For	For
6.10
Approve to insert an authorization to the Board of Directors, in the
Company's Articles of Association, for the Board of Directors to
raise loans against the issuance of convertible debt instruments, the new provision will be inserted as Article 3(4) and the existing
Article 3(4) will be renumbered to Article 3(5) and amended so that a conversion combined with an issuance of shares, pursuant to the authorization in Article 3(1), may only result in a capital increase of 10%
		Management	For	For
6.11	Amend Article 4(2) to the effect that the Company's general meetings are held in Central Denmark Region or in the Capital Region of Denmark, as directed by the Board of Directors	Management	For	For
6.12	Amend Article 5(2) to the effect that it clearly states that the general meeting can decide whether the Company shall have one or two Auditors	Management	For	For
6.13
Approve to insert a new provision, stipulating that the Company's general meetings may be held in English, provided that a
simultaneous interpretation service into Danish is given, and that all documents pertaining to general meetings are available both in
Danish and in English
		Management	For	For
6.14	Approve to insert a new provision Article 8(8) to the effect that the corporate language is English	Management	For	For
6.15
Authorize the Company to purchase treasury shares, in the period until the next AGM, within a total nominal value of 10% of the
Company's share capital from time to time, in accordance with the relevant statutory provisions, the consideration for such shares may not deviate by more than 10% from the closing price quoted by NASDAQ OMX Copenhagen at the time of purchase
		Management	For	For
6.16	Approve a rider to the overall guidelines for incentive pay which were adopted at the AGM in 2009 to the effect that warrants, and not only options, can be issued under the existing authorization	Management	For	For
6.17
Authorize the Chairman of the meeting to file the registrable resolutions adopted by the general meeting with the Danish
Commerce and Companies Agency and to make such
amendments to the documents prepared in connection with these resolutions as may be required by the Danish Commerce and
Companies Agency in connection with registration of the adopted resolutions
		Management	For	For
7	Any other business	Non-Voting

UPM-KYMMENE CORP
Security	X9518S108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Mar-2010
ISIN	FI0009005987	Agenda		702229433 - Management
Item	Proposal	Type	Vote	For/Against Management
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
1.	Opening of the meeting	Non-Voting
2.	Calling the meeting to order	Non-Voting
3.	Election of persons to scrutinize the minutes and to supervise the counting al-l votes	Non-Voting
4.	Recording the legality of the meeting	Non-Voting
5.	Recording the attendance at the meeting and adoption of the list of votes	Non-Voting
6.	Presentation of the financial statements, the consolidated financial statement-s, the report of the board of directors and the auditor's report for the year-2009	Non-Voting
7.	Adopt the accounts	Management	For	For
8.	Approve the actions on profit or loss and the Board's proposal to pay a dividend of EUR 0,45 per share	Management	For	For
9.	Grant discharge from liability	Management	For	For
10.	Approve the remuneration of Board Members	Management	For	For
11.	Approve the number of Board Members	Management	For	For
12.	Election of the Board Nomination and Corporate Governance Committee's proposal to elect B.Brunow, B.Wahlroos, M.Alahuhta, K.Grotenfelt, V-M.Reinikkala, W.E.Lane, U.Ranin, J.Pesonen and Robert J. Routs	Management	For	For
13.	Approve the remuneration of the Auditor	Management	For	For
14.	Elect PricewaterhouseCoopers OY as the Auditors	Management	For	For
15.	Amend the Article 4 of the Articles of Association	Management	For	For
16.	Amend the Article 10 of the Articles of Association	Management	For	For
17.	Authorize the board to decide on acquiring Company's own shares	Management	For	For
18.	Authorize the Board to decide on issuing shares and special rights entitling to shares	Management	For	For
19.	Approve the donations for philanthropic or similar purposes	Management	For	For
20.	Closing of the meeting	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO
CORRECTION IN DIRECTOR NAME AND ADD-ITION OF TEXT
IN RESOLUTION NO. 3. IF YOU HAVE ALREADY SENT IN
YOUR VOTES, PLE-ASE DO NOT RETURN THIS PROXY
FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
INS-TRUCTIONS. THANK YOU.
Non-Voting

DANSKE BANK AS, COPENHAGEN
Security	K22272114	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	23-Mar-2010
ISIN	DK0010274414	Agenda		702286863 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

PLEASE NOTE THAT IF THE CHAIRMAN OF THE BOARD OR A
BOARD MEMBER IS APPOINTED A-S PROXY, WHICH IS
OFTEN THE CASE, CLIENTS CAN ONLY EXPECT THEM TO
ACCEPT PRO-M-ANAGEMENT VOTES. THE ONLY WAY TO
GUARANTEE THAT ABSTAIN AND/OR AGAINST VOTES A-RE
REPRESENTED AT THE MEETING IS TO SEND YOUR OWN
REPRESENTATIVE. THE SUB CUST-ODIAN BANKS OFFER
REPRESENTATION SERVICES FOR AN ADDED FEE IF
REQUESTED. THANK-YOU
Non-Voting
a.	Adopt the annual report and the proposal for allocation of profits or cover of losses according to the adopted annual report	Management	For	For
b.1	Re-elect Alf Duch-Pederson as a Member of the Board of Directors	Management	For	For
b.2	Re-elect Eivind Kolding as a Member of the Board of Directors	Management	For	For
b.3	Re-elect Peter Hojland as a Member of the Board of Directors	Management	For	For
b.4	Re-elect Mats Jannson as a Member of the Board of Directors	Management	For	For
b.5	Re-elect Majken Schultz as a Member of the Board of Directors	Management	For	For
b.6	Re-elect Sten Schibye as a Member of the Board of Directors	Management	For	For
b.7	Re-elect Claus Vastrup as a Member of the Board of Directors	Management	For	For
b.8	Re-elect Birgit Aagaard-Svendsen as a Member of the Board of Directors	Management	For	For
b.9	Elect Ole Gjesse Andersen as a Member of the Board of Directors	Management	For	For
b.10	Elect Michael Fairey as a Member of the Board of Directors	Management	For	For
b.11	Approve, Henning Christophersen to resign from the Board of Directors	Management	For	For
b.12	Approve, Niels Chr. Nielsen to resign from the Board of Directors	Management	For	For
c.
Re-appoint Grant Thornton, Statsautoriseret
Revisionsaktieselskab and KPMG Statsautoriseret
Revisionspartnerskab as the External Auditors, as they retire according to Article 21 of the Articles of Association
		Management	For	For
d.1	Amend the Articles of Association by the incorporation of the new concepts of the Act and that the existing concepts be mentioned in parenthesis for a transitional period of time	Management	For	For
d.2	Amend the Articles of Association by moving Article section on the registered office of Danske bank from Article 3.1 to Article 1.2 (new)	Management	For	For
d.3	Amend the Articles of Association by inserting new wordings as a new Article 3	Management	For	For
d.4	Amend the Articles of Association by extending the authorizations under Articles 6.1 and 6.3 until 1 MAR 2015	Management	For	For
d.5	Amend the Articles of Association by adding the specified words to the last sentence of Article 6.3	Management	For	For
d.6	Amend Article 6.4 of the Articles of Association as specified	Management	For	For
d.7	Amend the Articles of Association by replacing the address of VP investor services in Article 7.2 to the CVR number of VP Investor Services A/S	Management	For	For
d.8
Amend the Articles of Association by the introduction of electronic communication, i.e. electronic exchange of documents and
electronic mail correspondence between Danske Bank and its
shareholders, to replace printed documents and the Article 7.3 is to be replaced by Article 7.3.-7.7
		Management	For	For
d.9	Amend Article 8.2 of the Articles of Association to match the provisions of the new Act	Management	For	For
d.10	Amend Article 9 of the Articles of Association to match the provisions of the new act	Management	For	For
d.11	Amend the Articles of Association by the extension of Article 10	Management	For	For
d.12	Amend Article 11 to match the provisions of the new act	Management	For	For
d.13	Amend Article 12. to match the provisions of the new act	Management	For	For
d.14	Amend the Articles of Association by the insertion of a second sentence in Article 17.2 to read as follows: meetings of the Board of Directors may be held in Danish and English"	Management	For	For
e.1	PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL: approve the proposal for a new Article 2.2	Shareholder	Against	For
e.2	PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL: approve the proposal for a new Article 2.3	Shareholder	Against	For
e.3	PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL: approve the proposal for a new Article 4.4 "All shares must be registered by name"	Shareholder	Against	For
e.4	PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL: approve the proposal for a new Article 5.1	Shareholder	Against	For
e.5	PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL: approve the proposal for a new Article 6.1	Shareholder	Against	For
e.6	PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL: approve the deletion of Article 6.2	Shareholder	Against	For
e.7	PLEASE NOTE THAT THIS IS A SHAREHOLDER's PROPOSAL: approve the proposal for a new Article 6.4	Shareholder	Against	For
e.8	PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL: approve the deletion of Article 6.5	Shareholder	Against	For
e.9	PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL: approve the proposal for a new Article 6.7	Shareholder	Against	For
e.10	PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL: approve the proposal for a new Article 7.4	Shareholder	Against	For
e.11	PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL: approve the proposal for a new Article 10.1	Shareholder	Against	For
e.12	PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL: approve the proposal for a new Article 10.2	Shareholder	Against	For
e.13	PLEASE NOTE THAT THIS IS A SHARE HOLDER PROPOSAL: approve the proposal for a new Article 13.2	Shareholder	Against	For
e.14	PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL: approve the proposal for a new Article 15.1	Shareholder	Against	For
e.15	PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL: approve the proposal for a new Article 15.3	Shareholder	Against	For
e.16	PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL: approve the proposal for a new Article 18.2	Shareholder	Against	For
e.17	PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL: approve the proposal for a new Article 23.1	Shareholder	Against	For
f.1
PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL:
approve that questions asked to a Member of the Board of
Directors or the Executive Board present at the general meeting must be answered by the Member directly with reference to the question
		Shareholder	Against	For
f.2
PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL:
approve that no bonuses or other incentive pay may be disbursed to staff or Members of the Board of Directors of Danske Bank until the share price exceeds the price quoted just before the
acquisition of banks outside Denmark
		Shareholder	Against	For
f.3
PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL:
approve that 25% of the salaries/fees payable to Members of the
Executive Board and Board of Directors must be paid out in
shares that vest after 3 years
		Shareholder	Against	For
f.4	PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL: approve that Members of the Board of Directors and Executive Board must report on their trading in Danske Bank shares at every general meeting	Shareholder	Against	For
f.5
PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL:
approve that at least five shareholders must watch the counting of votes as at the most recent general meeting, shareholders were not allowed to watch the counting of votes
		Shareholder	Against	For
f.6
PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL:
approve that the general meeting should be open to the press, and it should be permitted to take photos and film the event and the Board of Directors is urged to let this proposal take effect at this general meeting
		Shareholder	Against	For
f.7	PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL: approve that the general meeting must be videotaped, published on Danske Bank's website and be available to all	Shareholder	Against	For
f.8	PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL: approve, that when voting, shareholders holding more than 5% of the shares must state whether they vote in favour or against new proposals	Shareholder	Against	For
f.9	PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL: approve that at least three Members of the Board of Directors must be shareholders holding less than DKK 5m of Danske Bank's share capital	Shareholder	Against	For
f.10	PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL: approve that the entire Board of Directors should sit on the scene so that the shareholders can see them	Shareholder	Against	For
f.11
PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL:
approve that the Board of Directors and the Executive Board have not shown great expertise in acquiring banks outside Denmark -
the most recent acquisition was a main contributor to the
bankruptcy threatening Danske Bank at last year's AGM:
acquisitions of banks outside Denmark and other major
investments that may affect the value of Danske Bank's share capital must be approved by the general meeting
		Shareholder	Against	For
f.12
PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL:
approve that, if Danske Bank loses more than 50% of its share capital, an extraordinary general meeting must be convened at which all Members of the Board of Directors offer their resignation
		Shareholder	Against	For
f.13	PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL: approve, that IT development in India is closed down, and activities are resumed in Denmark and actual IT development is initiated	Shareholder	Against	For
g.
Authorize the Board of Directors, until 01 MAR 2015, to allow
Danske Bank and the Danske Bank Group to acquire own shares
by way of ownership or pledge up to an aggregate nominal value of 10% of the share capital in accordance with Section 198 of the
Danish Companies Act and, if shares are acquired in ownership, the purchase price must not diverge from the price quoted at the time of acquisition by more than 10%; if the Act does not come into force, the authorization shall be valid until the AGM in 2011
		Management	For	For
h.	PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL: approve that the Board of Directors be ordered to find a new Chief Executive Officer not currently employed by the Bank	Shareholder	Against	For

ASML HOLDING NV
Security	N07059178	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	24-Mar-2010
ISIN	NL0006034001	Agenda		702252898 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING AT THIS GENERAL MEETING ARE-RELAXED AS THERE IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED WITH-THIS MEETING. THANK YOU.	Non-Voting
1	Opening	Non-Voting
2	Overview the Company's business and financial situation	Non-Voting
3	Approve to discuss the annual report 2009, including ASML'S corporate governance chapter and adoption of the financial statements for the FY 2009, as prepared in accordance with Dutch law	Management	For	For
4	Grant discharge to the Members of the Board of Management from liability for their responsibilities in the FY 2009	Management	For	For
5	Grant discharge to the Members of the Supervisory Board from liability for their responsibilities in the FY 2009	Management	For	For
6	Clarification of the reserves and dividend policy	Non-Voting
7	Adopt an dividend, of EUR 0.20 per ordinary share of EUR 0.09	Management	For	For
8.A	Remuneration report 2009	Non-Voting
8.B	Adopt the update remuneration policy (version 2010) for the Board of Management	Management	For	For
9.A	Approve the performance share arrangement, including the number of performance shares, for the Board of Management in accordance with the updated remuneration policy for the Board of Management	Management	For	For
9.B	Approve the number of performance shares for the Board of Management in accordance with the remuneration policy for the Board Management; (cancelled in case Resolutions 8.b and 9.a are approved)	Management	For	For
9.C	Approve the number of performance stock options for the Board of Management in accordance with remuneration policy for the Board of Management; (cancelled in case Resolutions 8.b and 9.a are approved)	Management	For	For
10	Approve the number of stock options, respectively shares, for employees	Management	For	For
11	Composition of the Board Management; Notification of the intended appointment-of Mr. F. Schneider-Maunoury as the Member of the Board of Management	Non-Voting
12	Update profile of the Supervisory Board	Non-Voting
13	Composition of the supervisory Board in 2011; Notification that Mr. W.T.-Siegle will retire by rotation in 2011; notification that Mr. J.W.B.-Westerburgen will retire by rotation in 2011	Non-Voting
14.A
Authorize the Board of Management for a period of 18 months
from 24 MAR 2010, to issue shares or rights to subscribe for shares in the capital of the Company, subject to the approval of the Supervisory Board, limited to 5% of the issued share capital at the time of the authorization
		Management	For	For
14.B
Authorize the Board of Management for a period of 18 months
from 24 MAR 2010 to restrict or exclude the pre-emption rights accruing to shareholders in connection with the issue of shares or rights to subscribe for shares as described under 14a., subject to approval of the Supervisory Board
		Management	For	For
14.C
Authorize the Board of Management for a period of 18 months
from 24 MAR 2010, to issue shares or rights to subscribe for shares in the capital of the Company, subject to the approval of the Supervisory Board, for an additional 5% of the issued share capital at the time of the authorization, which 5% can only be used in connection with or on the occasion of mergers and/or
acquisitions
		Management	For	For
14.D
Authorize the Board of Management for a period of 18 months
from 24 MAR 2010, to restrict or exclude the pre-emption rights accruing to shareholders in connection with the issue of shares or rights to subscribe for shares as described under 14c., subject to approval of the Supervisory Board
		Management	For	For
15
Authorize the Board of Management for a period of 18 months
from 24 MAR 2010 to acquire, subject to the approval of the
Supervisory Board, such a number of ordinary shares in the
Company's share capital as permitted within the limits of the law and the Articles of Association of the Company, taking into
account the possibility to cancel the re-purchased shares, for valuable consideration, on Euronext Amsterdam by NYSE
Euronext ("Euronext Amsterdam") or the Nasdaq Stock Market
LLC ("Nasdaq"), or otherwise, at a price between, on the one hand, an amount equal to the nominal value of the shares and, on the other hand, an amount equal to 110% of the market price of these shares on Euronext Amsterdam or Nasdaq; the market price being the average of the highest price on each of the five days of trading prior to the date of acquisition, as shown in the Official
Price List of Euronext Amsterdam or as reported on Nasdaq
		Management	For	For
16
Approve to cancel ordinary shares in the share capital of the
Company repurchased by the Company, the number of ordinary
shares that will be cancelled shall be determined by the Board of
Management, but shall not exceed 10% of the issued share
capital of the Company as of 24 MAR 2010
		Management	For	For
17
Approve to cancel additional ordinary shares in the share capital of the Company to be proposal to be repurchased by the
Company following the cancellation of the ordinary shares under item 16, the number of ordinary shares that will be cancelled shall be determined by the Board of Management, but shall not exceed
10% of the issued share capital of the Company as of 24 MAR
2010, reduced with the number of ordinary shares cancelled
pursuant to item 16
		Management	For	For
18	Transact other business	Non-Voting
19	Closing	Non-Voting

BANCO DE SABADELL SA, BARCELONA
Security	E15819191	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	24-Mar-2010
ISIN	ES0113860A34	Agenda		702266013 - Management
Item	Proposal	Type	Vote	For/Against Management
1.
Approve the annual accounts (balance sheet, Profit and loss
account, statement of changes in net assets for the year, cash flow statements and annual report) together with the management report of Banco de Sabadell, S.A., and its consolidated group and the report on Remuneration Policy) allocation of profits and distribution of the dividend; approve the Corporate Management;
all the aforementioned referred to the YE 31 DEC 2009; it also includes the report explaining the aspects of the Management report provided in Article 116 B of the Law on the securities market
		Management	For	For
2.1	Approve the modification of Article 59 BIS and introduction of the new Article 82 BIS	Management	For	For
2.2	Approve the modification of Article 10 and 13 of the shareholders general meeting regulations	Management	For	For
2.3	Approve the modification of Article 13,14 and 15 of the Boards Members regulations	Management	For	For
3.	Approve the retribution to the shareholders with own shares	Management	For	For
4.1	Re-election of Mr. Jose Oliu Creus as the Board Member	Management	For	For
4.2	Re-election of Mr. Joaquin Folch-Rusinol Corachan as an Independent Board Member	Management	For	For
4.3	Re-election of Mr. Miguel Bosser Rovira as an Independent Board Member	Management	For	For
5.	Approve the incentive plan for the Managers of the Banco Sabadell Group	Management	For	For
6.	Approve the delegation to the Board Members to increase up the social capital	Management	For	For
7.	Approve the delegation to the Board Members to issue non convertible fix income	Management	For	For
8.	Approve the delegation to the Board Members to issue convertible valuables	Management	For	For
9.	Grant authority to purchase own shares	Management	For	For
10.
Re-election, in accordance with the provisions of Article 204 of the
Limited Companies Act (Ley de Sociedades Anonimas), of the
Company, PricewaterhouseCoopers Auditores, Sociedad
Limitada, as Auditors of the Company Accounts and the
consolidated annual accounts of its Group, for a further period of one year
		Management	For	For
11.	Approve the delegation of powers	Management	For	For
-
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A-SECOND CALL ON 25
MAR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF DETAILED AGENDA AND ARTI-CLE NUMBERS IN
RESOLUTION 1 AND 10. IF YOU HAVE ALREADY SENT IN
YOUR VOTES, PL-EASE DO NOT RETURN THIS PROXY
FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL IN-
STRUCTIONS. THANK YOU.
Non-Voting

AUTONOMY CORPORATION PLC, CAMBRIDGE
Security	G0669T101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	24-Mar-2010
ISIN	GB0055007982	Agenda		702273878 - Management
Item	Proposal	Type	Vote	For/Against Management
1.
Receive and adopt the accounts of the Company for the FYE 31
DEC 2009 together with the Directors' report, the Directors'
remuneration report and the Auditors' report on those accounts and the auditable part of the remuneration report
		Management	For	For
2.	Approve the Directors' remuneration report included in the annual report and accounts for the YE 31 DEC 2009	Management	For	For
3.	Approve the appointment of Robert Webb as a Director, such appointment having occurred after the conclusion of the last AGM of the Company	Management	For	For
4.	Re-elect Sushovan Hussain as a Director of the Company	Management	For	For
5.	Re-elect Michael Lynch as a Director of the Company	Management	For	For
6.	Re-elect John McMonigall as a Director of the Company	Management	For	For
7.	Re-elect Richard Perle as a Director of the Company	Management	For	For
8.	Re-elect Barry Ariko as a Director of the Company	Management	For	For
9.
Re-appoint Deloitte LLP as the Auditors of the Company in
accordance with Section 489 of the Companies Act 2006 to hold office until the conclusion of the next general meeting at which the accounts of the Company are laid
		Management	For	For
10.	Authorize the Directors of the Company to determine the Auditors' remuneration for the ensuing year	Management	For	For
11.
Authorize the Directors of the Company, in accordance with
Section 551 of the Companies Act 2006 [the "Act"], to allot equity securities [within the meaning of Section 560 of the Act]: [a] up to an aggregate nominal amount of GBP 267,640.32; and [b] up to an aggregate nominal amount of GBP 267,640.32 in connection
with a rights issue [as specified in the Listing Rules issued by the
Financial Services Authority pursuant to Part VI of the Financial
Services and Markets Act 2000], to holders of equity securities, in proportion to their respective entitlements to such equity
securities, but subject to such exclusions or other arrangements as the directors may deem necessary or expedient in relation to treasury shares, fractional entitlements, record dates, legal or practical problems in or under the laws of any territory or the requirements of any regulatory body or Stock Exchange;
[Authority expires at the conclusion of the Company s AGM in
2011]; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
		Management	For	For
S.12
Authorize the Directors, subject to the passing of Resolution 11 above of the notice of meeting of which this resolution forms part, pursuant to Section 570 of the Companies Act 2006 [the "Act"] to
allot equity securities [within the meaning of Section 560 of the
Act]: [a] pursuant to the authority conferred by Resolution 11[a] of the notice of meeting of which this resolution forms part, as if
Section 561 of the Act did not apply to any such allotment,
provided that this power shall be limited to: [i] the allotment of equity securities in connection with any rights issue or other issue or offer by way of rights [including, without limitation, under an
		Management	For	For

open offer or similar arrangement] to holders of equity securities, in proportion to their respective entitlements to such equity securities, but subject to such exclusions or other arrangements as the directors may deem necessary or expedient in relation to treasury shares, fractional entitlements, record dates, legal or practical problems in or under the laws of any territory or the requirements of any regulatory body or Stock Exchange; and [ii]
the allotment of equity securities [otherwise than pursuant to this resolution above] up to an aggregate nominal value of GBP
40,146.05; and [b] pursuant to the authority conferred by
Resolution 11[b] of the notice of meeting of which this resolution forms part, as if Section 561 of the Act did not apply to any such allotment, provided that this power shall be limited to the allotment of equity securities in connection with a rights issue [as defined in the Listing Rules issued by the Financial Services Authority pursuant to Part VI of the Financial Services and Markets Act
2000] to holders of equity securities, in proportion to their respective entitlements to such equity securities, but subject to such exclusions or other arrangements as the directors may deem necessary or expedient in relation to treasury shares, fractional entitlements, record dates, legal or practical problems in or under the laws of any territory or the requirements of any regulatory body or Stock Exchange; [Authority expires at the conclusion of the AGM of the Company s AGM in 2011]; and the Directors may
allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

S.13
Authorize the Company, for the purposes of Section 701 of the
Companies Act 2006 to make one or more market purchases
[within the meaning of Section 693[4] of that Act] on the London
Stock Exchange of ordinary shares of 1/3 pence each in the
capital of the Company provided that: [a] the maximum aggregate number of ordinary shares to be purchased is 24,087,628
[representing approximately 10% of the Company's issued
ordinary share capital]; [b] the minimum price which may be paid for such shares is 1/3 pence per share; [c] the maximum price which may be paid for an ordinary share shall not be more than
5% above the average of the middle market quotations for an
ordinary share as derived from the London Stock Exchange Daily
Official List for the five business days immediately preceding the date on which the ordinary share is purchased; and [Authority expires at the conclusion of the Company s AGM in 2011]; the
Company, before the expiry, may make a contract to purchase
ordinary shares which will or may be executed wholly or partly after such expiry
		Management	For	For
S.14
Approve, that the Company may hold general meetings of
shareholders [other than AGM's] at not less than 14 clear days'
notice, [Authority expires the earlier of the conclusion of the AGM of the Company to be held in 2011 or 15 months after the passing of this resolution]
		Management	For	For
S.15	Adopt the Articles of Association of the Company in substitution for, and to the exclusion of, the existing Articles of Association, as specified	Management	For	For

NOVO-NORDISK A/S (VORMALS NOVO INDUSTRI A/S)
Security	K7314N152	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	24-Mar-2010
ISIN	DK0060102614	Agenda		702275581 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

PLEASE NOTE THAT IF THE CHAIRMAN OF THE BOARD OR A
BOARD MEMBER IS APPOINTED A-S PROXY, WHICH IS
OFTEN THE CASE, CLIENTS CAN ONLY EXPECT THEM TO
ACCEPT PRO-M-ANAGEMENT VOTES. THE ONLY WAY TO
GUARANTEE THAT ABSTAIN AND/OR AGAINST VOTES A-RE
REPRESENTED AT THE MEETING IS TO SEND YOUR OWN
REPRESENTATIVE. THE SUB CUST-ODIAN BANKS OFFER
REPRESENTATION SERVICES FOR AN ADDED FEE IF
REQUESTED. THANK-YOU
Non-Voting
1.	Approve the Board of Director's oral report on the Company's activities in the-past FY	Non-Voting
2.	Approve the presentation and adopt the audited annual report 2009	Management	For	For
3.	Approve the remuneration of the Board of Directors for 2009 and 2010	Management	For	For
4.	Approve to distribute the profit according to the adopted annual report 2009	Management	For	For
5.a	Election of Sten Scheibye as a Member to the Board of Director	Management	For	For
5.b	Election of Goran A Ando as a Member to the Board of Director	Management	For	For
5.c	Election of Henrik Gurtler as a Member to the Board of Director	Management	For	For
5.d	Election of Pamela J Kirby as a Member to the Board of Director	Management	For	For
5.e	Election of Kurt Anker Nielsen as a Member to the Board of Director	Management	For	For
5.f	Election of Hannu Ryopponen as a Member to the Board of Director	Management	For	For
5.g	Election of Jorgen Wedel as a Member to the Board of Director	Management	For	For
6.	Re-election of PricewaterhouseCoopers as the Auditors	Management	For	For
7.1A1	Approve the amendments due to the new Danish Companies Act: Mandatory amendments	Management	For	For
7.1A2	Approve the amendments due to the new Danish Companies Act: Consequential editorial amendments	Management	For	For
7.1B1	Amend the Articles 5.1, 5.10 and existing Article 17.2 [new Article 18.2] [Adoption reference to central securities depository]	Management	For	For
7.1B2	Amend the Articles 8.2, 11.2 and 11.4 [direct election by the AGM of the Chairman and vice Chairman of the Board of Directors]	Management	For	For
7.1B3	Amend the Existing Articles 13.1 [new Article 14.1] [change in the rule of signature]	Management	For	For
7.1B4	Amend new Article 13 [English as corporate language]	Management	For	For
7.1B5	Amend Article 16.2 [New Article 17.2] [reference to applicable law re annual report]	Management	For	For
7.1B6	Amend Article 17.2 [New Article 18.2] [deletion of sentence on lapse of the right to dividends]	Management	For	For
7.2
Approve the reduction of the Company's B share capital from DKK
512,512,800 to DKK 492,512,800 by cancellation of 20,000,000 B shares of DKK 1 each from the Company's own holdings of B
shares at a nominal value of DKK 20,000,000, equal to slightly more than 3.2% of the total share capital after implementation of the share capital reduction, the Company's share capital will amount to DKK 600,000,000, divided into A share capital of DKK
107,487,200 and B share capital of DKK 492,512,800
		Management	For	For
7.3
Authorize the Board of Directors, to allow the Company to acquire own shares of up to 10% of the share capital and at the price quoted at the time of the purchase with a deviation of up to 10%
[Authority expires at the conclusion of next AGM]
		Management	For	For
7.4	Amend the Incentive Guidelines	Management	For	For
8.	Authorize the Chairman of the meeting	Management	For	For
	Miscellaneous	Non-Voting

FORTUM OYJ
Security	X2978Z118	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Mar-2010
ISIN	FI0009007132	Agenda		702249891 - Management
Item	Proposal	Type	Vote	For/Against Management

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 654669 DUE TO CHANGE IN VO-TING STATUS OF
RESOLUTIONS 15 AND 19. ALL VOTES RECEIVED ON THE
PREVIOUS MEETI-NG WILL BE DISREGARDED AND YOU
WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE.-
THANK YOU.
Non-Voting
1.	Opening of the meeting	Non-Voting
2.	Calling the meeting to order	Non-Voting
3.	Election of persons to scrutinize the minutes and to supervise the counting of-votes	Non-Voting
4.	Recording the legality of the meeting	Non-Voting
5.	Recording the attendance at the meeting and adoption of the list of votes	Non-Voting
6.
Presentation of the financial statements, the operating and
financial review,-the Auditor's report and the statement of the
Supervisory Board for the year 2-009 and the review by the
President and Chief Executive Officer
Non-Voting
7.	Adopt the accounts	Management	For	For
8.	Approve to pay a dividend of EUR 1.00 per share	Management	For	For
9.	Grant discharge from liability	Management	For	For
10.	Approve the remuneration of the Supervisory Board Members	Management	For	For
11.	Approve the number of the Supervisory Board Members	Management	For	For
12.	Election of the Supervisory Board	Management	For	For
13.	Approve the remuneration of Board Members	Management	For	For
14.	Approve the number of Board Members	Management	For	For
15.
PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:
re-elect M. Lehti, S. Baldauf E. Aho, I. Ervasti-Vaintola, B.
Johansson-Hedberg and C. Ramm-Schmidt as the Board
Members and election of J. Larson as a new Board Member
		Shareholder	Against	For
16.	Approve the remuneration of the Auditor	Management	For	For
17.	Election of Deloitte and Touche Ltd as the Auditor	Management	For	For
18.	Amend Articles 7, 14 and 18 of the Articles of Association	Management	For	For
19.	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: appoint the Nomination Committee	Shareholder	Against	For
20.	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: approve to dissolve the Supervisory Board	Shareholder	Against	For

FIAT SPA, TORINO
Security	T4210N122	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	25-Mar-2010
ISIN	IT0001976403	Agenda		702253117 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 26
MAR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. PLEASE BE ALSO ADVISED THAT Y-OUR
SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR
THE MEETING IS CANCELLED-. THANK YOU.
Non-Voting
1.	Approve the statutory financial statements at 31 DEC 2009 and the allocation of net profit for the year	Management	For	For
2.	Grant authority to purchase and disposal of own shares	Management	For	For
3.	Approve the resolutions pursuant to Article 114-BIS of Legislative Decree 58/98	Management	For	For

ROYAL PHILIPS ELECTRONICS NV, EINDHOVEN
Security	N6817P109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Mar-2010
ISIN	NL0000009538	Agenda		702267522 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 654145 DUE TO RECEIPT OF A-DDITIONAL RESOLUTIONS.
ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISR-EGARDED AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
	PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING AT THIS GENERAL MEETING ARE RE-LAXED AS THERE IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED WITH THIS M-EETING. THANK YOU.	Non-Voting
1.	Speech President	Non-Voting
2.A	Adopt the 2009 financial statements	Management	For	For
2.B	Explanation of corporate governance structure	Non-Voting
2.C	Explanation of policy on additions to reserves and dividends	Non-Voting
2.D	Adopt a dividend of EUR 0.70 per common share in cash or shares, at the option of the shareholder, against the net income for 2009 and the retained earnings of the Company	Management	For	For
2.E	Grant discharge to the Members of the Board of Management for their responsibilities	Management	For	For
2.F	Grant discharge to the Members of the Supervisory Board for their responsibilities	Management	For	For
3.A	Re-appointment of MR. G.H.A. Dutine as the Member of the Board of Management of the Company with effect from 01 APR 2010	Management	For	For
3.B	Re-appointment of Mr. R.S. Provoost as the Member of the Board of Management of the Company with effect from 01 APR 2010	Management	For	For
3.C	Re-appointment of Mr. A. Ragnetti as the Member of the Board of Management of the Company with effect from 01 APR 2010	Management	For	For
3.D	Re-appointment of Mr. S.H. Rusckowski as the Member of the Board of Management of the Company with effect from 01 APR 2010	Management	For	For
4.A
Authorize the Board of Management for a period of 18 months, per 25 MAR 2010, as the body which is authorized, with the
approval of the Supervisory Board, to issue shares or grant rights to acquire shares within the limits laid down in the Articles of
Association of the Company
		Management	For	For
4.B
Authorize the Board of Management for a period of 18 months, per 25 MAR 2010, as the body which is authorized, with the
approval of the Supervisory Board, to restrict or exclude the pre-
emption rights accruing to Shareholders
		Management	For	For
5.
Authorize the Board of Management for a period of 18 months, per 25 MAR 2010, within the limits of the law and the Articles of
Association, to acquire, with the approval of the Supervisory
Board, for valuable consideration, on the stock exchange or
otherwise, shares in the Company at a price between, on the one hand, an amount equal to the par value of the shares and, on the other hand, an amount equal to 110% of the market price of these shares on the Official Segment of Euronext Amsterdam; the
market price being the average of the highest price on each of the
5 days of trading prior to the date of acquisition, as shown in the
Official Price List of Euronext Amsterdam
		Management	For	For
6.	Any other business	Non-Voting

CARLSBERG AS
Security	K36628137	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Mar-2010
ISIN	DK0010181759	Agenda		702277321 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY  POA
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
-
PLEASE NOTE THAT IF THE CHAIRMAN OF THE BOARD OR A
BOARD MEMBER IS APPOINTED-AS PROXY, WHICH IS
OFTEN THE CASE, CLIENTS CAN ONLY EXPECT THEM TO
ACCEPT-PRO-MANAGEMENT VOTES. THE ONLY WAY TO
GUARANTEE THAT ABSTAIN AND/OR AGAINST-VOTES ARE
REPRESENTED AT THE MEETING IS TO SEND YOUR OWN
REPRESENTATIVE. THE-SUB CUSTODIAN BANKS OFFER
REPRESENTATION SERVICES FOR AN ADDED FEE IF-
REQUESTED. THANK YOU
Non-Voting
1	Receive the report on the activities of the Company in the past year	Non-Voting
2	Approve the audited annual report for approval and grant discharge to the Supervisory Board and the Executive Board from their obligations	Management	For	For
3	Approve the proposal for distribution of the profit for the year, including declaration of dividends; the Supervisory Board proposes a dividend of DKK 3.50 per share	Management	For	For
4
Approve the Treasury Shares; the Supervisory Board requests the authorization of the general meeting to acquire treasury shares until 24 MAR 2015 at a nominal value of up to 10% of the nominal share capital at the price quoted on the Copenhagen Stock
Exchange at the time of the acquisition with a deviation of up to
10%
		Management	For	For
5.a
Approve to change Articles and to revise the Articles of
Association partly as a result of the new Danish Companies Act which enters into force on 01 MAR 2010 and partly as a result of a general update of the Articles of Association: the change of Article
2: the present provision regarding registered office lapses
		Management	For	For
5.b
Approve to change Articles and to revise the Articles of
Association partly as a result of the new Danish Companies Act which enters into force on 01 MAR 2010 and partly as a result of a general update of the Articles of Association: the new Article 2:
Company's corporate language is English
		Management	For	For
5.c
Approve to change Articles and to revise the Articles of
Association partly as a result of the new Danish Companies Act which enters into force on 01 MAR 2010 and partly as a result of a general update of the Articles of Association: the new Article 14:
Electronic Communication  Article 8 has lapsed and Articles 9 to
14 are renumbered to Articles 8 to 13  as specified
		Management	For	For
5.d
Approve to change Articles and to revise the Articles of
Association partly as a result of the new Danish Companies Act which enters into force on 01 MAR 2010 and partly as a result of a general update of the Articles of Association: change of Article 15
(1): notice convening general meeting  as specified
		Management	For	For
5.e
Approve to change Articles and to revise the Articles of
Association partly as a result of the new Danish Companies Act which enters into force on 01 MAR 2010 and partly as a result of a general update of the Articles of Association: change of Article 17:
EGM  as specified
		Management	For	For
5.f
Approve to change Articles and to revise the Articles of
Association partly as a result of the new Danish Companies Act which enters into force on 01 MAR 2010 and partly as a result of a general update of the Articles of Association: change of Article 18:
Adjournment of a commenced general meeting  as specified
		Management	For	For
5.g
Approve to change Articles and to revise the Articles of
Association partly as a result of the new Danish Companies Act which enters into force on 01 MAR 2010 and partly as a result of a general update of the Articles of Association: change of Article 19:
Adjournment of a commenced general meeting  as specified
		Management	For	For
5.h
Approve to change Articles and to revise the Articles of
Association partly as a result of the new Danish Companies Act which enters into force on 01 MAR 2010 and partly as a result of a general update of the Articles of Association: change of Article 20:
right to attend the general meeting  as specified
		Management	For	For
5.i
Approve to change Articles and to revise the Articles of
Association partly as a result of the new Danish Companies Act which enters into force on 01 MAR 2010 and partly as a result of a general update of the Articles of Association: change of Article 21
(1): submission of subjects for the agenda of the general meeting;
time-limits  as specified
		Management	For	For
5.j
Approve to change Articles and to revise the Articles of
Association partly as a result of the new Danish Companies Act which enters into force on 01 MAR 2010 and partly as a result of a general update of the Articles of Association: change of Article 22:
rules regarding proxy  as specified
		Management	For	For
5.k
Approve to change Articles and to revise the Articles of
Association partly as a result of the new Danish Companies Act which enters into force on 01 MAR 2010 and partly as a result of a general update of the Articles of Association: change of Article 24
(2. f): agenda item for the AGM  as specified
		Management	For	For
5.l
Approve to change Articles and to revise the Articles of
Association partly as a result of the new Danish Companies Act which enters into force on 01 MAR 2010 and partly as a result of a general update of the Articles of Association: change of Article 26
(2): availability of minutes from the general meeting  as specified
		Management	For	For
5.m
Approve to change Articles and to revise the Articles of
Association partly as a result of the new Danish Companies Act which enters into force on 01 MAR 2010 and partly as a result of a general update of the Articles of Association: authorize the
Supervisory Board to make the appropriate changes to the
references and terms and definitions in the Articles of Association as a result of the entering into force of the new Companies Act, including changing the Danish word aktiebog  shareholders'
		Management	For	For

register  to ejerbog shareholders' register  and aktieselskabsloven public Companies Act  to selskabsloven  Companies Act  and to change Vardipapircentralen to VP Securities A/S and finally to make such alterations and additions to the resolutions passed and in other conditions as may be required by the commerce and
Companies agency in order to register the resolutions adopted at the general meeting

6.a	Re-elect Jess Soderberg as a member to the Supervisory Board, who retires by rotation in accordance with Article 27(3)	Management	For	For
6.b	Re-elect Flemming Besenbacher as a member to the Supervisory Board, who retires by rotation in accordance with Article 27(3)	Management	For	For
6.c	Re-elect Per Ohrgaard as a member to the Supervisory Board, who retires by rotation in accordance with Article 27(3)	Management	For	For
6.d	Election of Lars Stemmerik as a member to the Supervisory Board	Management	For	For
7	Re-elect KPMG Statsautoriseret Revisionspartnerselskab as the state-authorized Public Accountant to audit the accounts for the current year	Management	For	For
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'ABSTAIN'-ONLY FOR RESOLUTION NUMBERS "6.A TO 6.D AND 7". THANK YOU.	Non-Voting

NORDEA BANK AB, STOCKHOLM
Security	W57996105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Mar-2010
ISIN	SE0000427361	Agenda		702282740 - Management
Item	Proposal	Type	Vote	For/Against Management

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY [POA]
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID VO-TE OPTION. THANK YOU	Non-Voting
1	Election of Cales Beyer as the Chairman for the general meeting	Non-Voting
2	Preparation and approval of the voting list	Non-Voting
3	Approval of the agenda	Non-Voting
4	Election of at least one minutes checker	Non-Voting
5	Determination whether the general meeting has been duly convened	Non-Voting
6
Submission of the annual report and consolidated accounts, and of the audit re-port and the group audit report in connection herewith the Chairman's of the B-oard presentation of the Board of Directors' work and speech by the group Chie-f Executive
Officer
Non-Voting
7	Adoption of the income statement and the consolidated income statement, and th-e balance sheet and the consolidated balance sheet	Non-Voting
8
Approve a dividend of 0.25 EUR per share, and that the record date for dividend should be 30 MAR 2010; with this record date, the dividend is scheduled to be sent out by Euroclear Sweden AB on 08 APR 2010
		Management	For	For
9	Approve the decision regarding discharge from liability for the members of the Board of Directors and the Chief Executive Officer	Management	For	For
10	Approve the determination of the number of Board Member at 10 for the period until the end of the next AGM	Management	For	For
11
Approve that the fees for the Board of Directors shall be
unchanged, amounting to EUR 252,000 for the Chairman, EUR
97,650 for the Vice Chairman and EUR 75,600 per member for
the other members; in addition, fees shall be payable for
committee meetings amounting to EUR 2,370 for the Committee
Chairman and EUR 1,840 for the other members per meeting
attended; remuneration is not paid to members who are
employees of the Nordea Group; fees to the Auditors shall be payable as per invoice
		Management	For	For
12
Re-elect Hans Dalborg, Stine Bosse, Marie Ehrling, Svein
Jacobsen, Tom Knutzen, Lars G Nordstrom, Bjorn Saven and
Bjorn Wahlroos as the Board Members and election of Sarah
Russell and Kari Stadigh as the Board Members for the period until the end of the next AGM and re-election of Hans Dalborg as the Chairman
		Management	For	For
13	Approve the establishment of a Nomination Committee	Management	For	For
14	Amend Article 10 of the Articles of Association	Management	For	For
15.a
Authorize the Board of Directors, for the period until the next
AGM, to decide on acquisitions of ordinary shares in the Company on a regulated market where the Company's ordinary shares are listed, or by means of an acquisition offer directed to all holders of ordinary shares in the Company; however, with the limitation that the Company's holding of its own shares must never exceed 10%
of the total number of shares in the Company; acquisitions shall be paid for primarily with means from funds appropriated by a general meeting; the aim of the acquisition of own shares is to facilitate an adjustment of the Company's capital structure to prevailing capital requirements and to make it possible to use own shares as payment in connection with acquisitions of companies or businesses or in order to finance acquisitions of companies or businesses
		Management	For	For
15.b
Authorize the Board of Directors, for the period until the next
AGM, to decide on conveyance of ordinary shares in the
Company to be used as payment in connection with acquisitions of Companies or businesses or in order to finance acquisitions of
Companies or businesses; conveyance of ordinary shares may be made in another way than on a regulated market up to the number of ordinary shares in the Company that at any time are held by the
Company; conveyance of ordinary shares in the Company shall
be made at an estimated market value and may be made with
deviation from the shareholders' preferential rights; payment for conveyed ordinary shares may be made in cash, by contribution in kind, or by set-off of debt against the Company
		Management	For	For
16
Approve that the Company, in order to facilitate its securities business, up until the next AGM, may purchase own ordinary
shares according to Chapter 7 Section 6 of the Swedish Securities
Market Act [lagen [2007:528] om vardepappersmarknaden]; with the limitation that the Company's holding of such shares in the trading book must never exceed 1% of the total number of shares in the Company; the price for the ordinary shares shall equal the market price prevailing at the time of the acquisition
		Management	For	For
17	Approve the guidelines for remuneration to the Executive Officers	Management	For	For
18a	Adopt the Long Term Incentive Programme 2010 [LTIP 2010]	Management	For	For
18.b	Approve the issue of C-shares, the acquisition of C-shares and the conveyance of shares under the LTIP 2007, 2008, 200*9 and 2010 in accordance with the specified principle terms and conditions	Management	For	For
19
PLEASE NOTE THAT THIS IS SHAREHOLDER'S PROPOSAL:
Approve that Nordea refrains from investing in forest and paper based industries which are involved in large-scale environmental destruction; this can be ensured in practice by: a] Nordea
exclusively investing in forest and paper industries which are FSC certified; b] Nordea not investing in Companies which actively convert natural forests into plantations, or purchases wood from companies that convert natural forests into plantations
		Shareholder	Against	For

SWEDBANK AB, STOCKHOLM
Security	W9423X102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-Mar-2010
ISIN	SE0000242455	Agenda		702271189 - Management
Item	Proposal	Type	Vote	For/Against Management

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED  IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY  POA
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTI-ONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECT-ED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATI-VE
Non-Voting
	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID-VOTE OPTION. THANK YOU	Non-Voting
1.	Opening of the Meeting	Non-Voting
2.	Election of Counsel Claes Beyer as the Meeting Chair at the AGM	Non-Voting
3.	Preparation and approval of the voting list	Non-Voting
4.	Approval of the agenda	Non-Voting
5.	Election of two persons to verify the minutes	Non-Voting
6.	Decision whether the Meeting has been properly convened	Non-Voting
7.	Presentation of the annual report and the consolidated accounts for the FY 200-9; presentation of the Auditor's reports for the Bank and the Group for the FY-2009; and address by the CEO	Non-Voting
8.	Adoption of the profit and loss account and balance sheet of the Bank and the consolidated profit and loss account and consolidated balance sheet for the FY 2009	Management	For	For
9.	Approval of the allocation of the Bank's profit or loss in accordance with the adopted balance sheet	Management	For	For
10.	Decision whether to discharge the Members of the Board of Directors and the CEO from liability; The auditor recommends discharge from liability	Management	For	For
11.	Determination of the number of Board Members at ten	Management	For	For
12.
The Nomination Committee proposes no changes to the fees of
the Board Members and the Auditors, meaning that the following fees are proposed, for the period until the close of the next AGM:
SEK 1,350,000 to the Chairman, SEK 675,000 to the Deputy
Chair of the Board and SEK 400,000 to each of the other Board
Members; each Board Member who is also a Member of the Risk
and Capital Committee shall be paid a fee of SEK 250,000, the
		Management	For	For

Board Member who is also the Chair of the Audit and Compliance
Committee shall be paid a fee of SEK 175,000 and each of the other Board Members who is also a Member of the Audit and
Compliance Committee shall be paid a fee of SEK 125;000 and
that each Board member who is also a Member of the
Remuneration Committee shall be paid a fee of SEK 100,000; and
the Auditors' fees shall be payable as invoiced

13.
Re-election of Ulrika Francke, Berith Hagglund-Marcus, Anders
Igel, Helle Kruse Nielsen, Pia Rudengren, Anders Sundstrom and
Karl-Henrik Sundstrom as the Board Members and election of
Goran Hedman, Lars Idermark and Siv Svensson as the new
Board Members; and Lars Idermark as the Chair of the Board of
Directors
		Management	For	For
14.	Election of Auditor for the period until the close of the AGM of 2014	Management	For	For
15.	Decision on the Nomination Committee, as specified	Management	For	For
16.
The Board of Directors proposes that the AGM resolves that the
Bank, during the period until the AGM in 2011, in its securities operations, to continuously acquire its own shares, to facilitate its securities operations in accordance with the Securities Market Act, up to a number that at any given time results in the holding of such shares does not exceed 1% of the total number of shares in the Bank; and that the price for shares acquired in this manner shall at each time correspond to the prevailing market price
		Management	For	For
17.	Decision on the guidelines for the remuneration to top Executives, as specified	Management	For	For
18.	PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL: To take down the signpost "Swedbank Arena" at the football arena in Solna, Stockholm	Shareholder	Against	For
19.
PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL:
To allocate SEK 2 million to a fund/foundation with the name
"Create decent Landskrona residents", with the aim to be,
according to the instructions of Tommy Jonasson, to prevent
crimes of violence and to prevent faults or negligence in municipal exercise of authority
		Shareholder	Against	For
20.	Closing of the Meeting	Non-Voting

SSAB CORPORATION, LIDINGO
Security	W8615U108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-Mar-2010
ISIN	SE0000120669	Agenda		702287839 - Management
Item	Proposal	Type	Vote	For/Against Management
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
-	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID-VOTE OPTION THANK YOU	Non-Voting
1	Election of Advokat Sven Unger as the Chairman of the meeting	Non-Voting
2	Preparation and approval of the voting register	Non-Voting
3	Approval of the agenda proposed by the Board of Directors	Non-Voting
4	Election of 1 or 2 persons to attest the minutes of the meeting	Non-Voting
5	Approve to determine whether the meeting has been duly convened	Non-Voting
6
Presentation of the annual report and the Auditors' report, as well as the-consolidated financial statements and the Auditors' report for the Group, in-connection therewith: a) An address by the
Chairman of the Board including a-report on the work of the
Board; b) An address by the President; c) A report-by the Auditor-
in-charge regarding the audit work
Non-Voting
7.A	Adopt the income statement and balance sheet as well as the consolidated income statement and consolidated balance sheet	Management	For	For
7.B	Approve the allocation of the Company's result in accordance with the adopted balance sheet; a dividend shall be paid in the amount of SEK 1.00 per share	Management	For	For
7.C	Approve that the record date for the right to receive dividends is Wednesday, 31 MAR 2010; payment from Euroclear Sweden AB is estimated to take place on Wednesday, 07 APR 2010	Management	For	For
7.D	Grant discharge from liability for the Directors and the President	Management	For	For
8	A report regarding the work of the Nomination Committee	Non-Voting
9	Approve to determine the number of the Directors at 9	Management	For	For
10
Approve to pay the Board fees in the amount of SEK 1,200,000 to the Chairman of the Board and SEK 400,000 to each director who is not employed in the Group; compensation to the Directors in respect of Committee work shall be paid in the amount of SEK
75,000 each, with the exception of the position of Chairman of the
Audit Committee, for which payment shall be made in the amount of SEK 100,000; fees shall be paid to the Auditor in accordance with approved invoices
		Management	For	For
11	Election of Messrs Carl Bennet, Anders G Carlberg, Olof Faxander, Sverker	Management	For	For
12	Election of Sverker Martin-Lof as a Chairman of the Board	Management	For	For
13
Authorize the Chairman of the Board to invite not less than three and not more than five of the major shareholders in terms of votes to each appoint a member who, together with the Chairman of the
Board, shall constitute a Nomination Committee; the determination as to which shareholders constitute the three to five major
shareholders in terms of votes shall be based on ownership
information from Euroclear Sweden AB's register as per the final day of trading in August  grouped by owner  unless, not later than the sixth weekday in September, any other shareholder gives
written notice to the Chairman of the Board and proves his status as one of the three to five major shareholders in terms of votes; if deemed appropriate as a consequence of any subsequent change in ownership structure, the Nomination Committee shall be entitled to invite additional shareholders to CONTD
		Management	For	For
-
CONTD assume a place on the Nomination Committee; however,
the total number-of Members shall not exceed six; the Member representing the largest-shareholder shall be Chairman of the
Committee; the composition of the-Nomination Committee shall be published not later than six months prior to-the next AGM; in the event a member of the Nomination Committee leaves the-
Committee before its work is completed, the Chairman of the
Board shall-invite the same shareholder or, if the latter is no longer one of the major-shareholders, the shareholder who, in terms of size of shareholding, is next-entitled to appoint a replacement. Members of the Nomination Committee shall-receive no fees, but any costs incurred in the course of the nomination work-shall be borne by the Company; the term of office of the
Nomination Committee-shall extend until the composition of a new
Nomination Committee is published
Non-Voting
14	Approve the specified guidelines to determine the salaries and other compensation for the President and other Senior Executives, as specified	Management	For	For
15	Amend the Articles of Association as specified	Management	For	For
16	Closure of the AGM	Non-Voting

IBERDROLA SA, BILBAO
Security	E6165F166	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	26-Mar-2010
ISIN	ES0144580Y14	Agenda		702295444 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 662153 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 27
MAR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting
	PLEASE NOTE THAT AN INCENTIVE FEE OF EUR 0.005 PER SHARE. THANK YOU	Non-Voting
1.
Approval of the individual annual financial statements of
IBERDROLA, S.A. (balance sheet, profit and loss statement,
statement of changes in shareholders' equity, statement of cash flows, and notes) and of the consolidated financial statements of
IBERDROLA, S.A. and its subsidiaries (balance sheet, profit and loss statement, statement of changes in shareholders' equity, statement of cash flows, and notes) for the FY ended on 31 DEC
2009.
		Management	For	For
2.	Approval of the individual management report of IBERDROLA, S.A. and of the consolidated management report of IBERDROLA, S.A. and its subsidiaries for the FYE on 31 DEC 2009.	Management	For	For
3.	Approval of the management and actions of the Board of Directors during the FYE 31 DEC 2009.	Management	For	For
4.	Re-election of the Auditor of the Company and of its Consolidated Group for FY 2010.	Management	For	For
5.	Approval of the proposal for the allocation of profits/losses and the distribution of dividends for the FYE on 31 DEC 2009.	Management	For	For
6.
Approval, for the free-of-charge allocation of the ordinary shares issued to the shareholders of the Company, of an increase in share capital by means of a scrip issue at a maximum reference market value of 1,866 million euros. The shareholders will be offered the acquisition of their free-of-charge allocation rights at a guaranteed price. Express provision for the possibility of an incomplete allocation. Application for admission of the resulting shares to listing on the Bilbao, Madrid, Barcelona and Valencia
Stock Exchanges, through the Automated Quotation System
(Sistema de Interconexion Bursatil). Delegation of powers to the
Board of Directors, with the express power of substitution,
including the power to implement the capital increase by means of a scrip issue on 1 or, at most, 2 occasions (provided always that the reference market value shall not exceed 1,048 million euros in the first installment of the implementation or 818 million euros in the second installment, if any) and the power to amend Article 5 of the By-Laws in each of the installments.
		Management	For	For
7.1.A	Appointment of Ms. Maria Helena Antolin Raybaud as Director, with the status of External Independent Director.	Management	For	For
7.1.B	Appointment of Mr. Santiago Martinez Lage as Director, with the status of External Independent Director.	Management	For	For
7.2.A	Re-election of Mr. Victor de Urrutia Vallejo as Director, with the status of External Independent Director.	Management	For	For
7.2.B	Re-election of Mr. Ricardo Alvarez Isasi as Director, with the status of External Independent Director.	Management	For	For
7.2.C	Re-election of Mr. Jose Ignacio Berroeta Echevarria as Director, with the status of External Independent Director.	Shareholder	For	Against
7.2.D	Re-election of Mr. Juan Luis Arregui Ciarsolo as Director, with the status of External Independent Director.	Shareholder	For	Against
7.2.E	Re-election of Mr. Jose Ignacio Sanchez Galan as Director, with the status of Executive Director.	Management	For	For
7.2.F	Re-election of Mr. Julio de Miguel Aynat as Director, with the status of External Independent Director.	Management	For	For
7.2.G	Re-election of Mr. Sebastian Battaner Arias as Director, with the status of External Independent Director.	Management	For	For
7.3	Establishment of the number of Directors.	Management	For	For
8.
Authorization to the Board of Directors, with the express power of delegation, for the derivative acquisition of the Company's own shares by the Company itself and/or by its subsidiaries, upon the terms provided by applicable law, for which purpose the
authorization granted by the shareholders at the General
Shareholders' Meeting of 20 MAR 2009 is hereby deprived of
effect to the extent of the unused amount.
		Management	For	For
9.
Delegation to the Board of Directors, with the express power of substitution, for a term of 5 years, of the power to issue: a) bonds or simple debentures and other fixed-income securities of a like nature (other than notes), as well as preferred stock, up to a maximum amount of 20 billion euros, and b) notes up to a
maximum amount at any given time, independently of the
foregoing, of 6 billion euros; and authorization for the Company to guarantee, within the limits set forth above, new issuances of securities by subsidiaries, for which purpose the delegation approved by the shareholders at the General Shareholders'
Meeting held on 20 MAR 2009 is hereby deprived of effect to the extent of the unused amount.
		Management	For	For
10.
Authorization to the Board of Directors, with the express power of delegation, to apply for the listing on and delisting from Spanish or foreign, official or unofficial, organized or other secondary markets of the shares, debentures, bonds, notes, preferred stock or any other securities issued or to be issued, and to adopt such
resolutions as may be necessary to ensure the continued listing of the shares, debentures or other securities of the Company that may then be outstanding, for which purpose the authorization granted by the shareholders at the General Shareholders' Meeting of 20 MAR 2009 is hereby deprived of effect.
		Management	For	For
11.
Authorization to the Board of Directors, with the express power of delegation, to create and fund associations and foundations, pursuant to applicable legal provisions, for which purpose the authorization granted by the shareholders at the General
Shareholders' Meeting of 20 MAR 2009 is hereby deprived of
effect to the extent of the unused amount.
		Management	For	For
12.	Amendment of Articles 11 and 62 of the By-Laws.	Management	For	For
13.
Delegation of powers to formalize and execute all resolutions adopted by the shareholders at the General Shareholders'
Meeting, for conversion thereof into a public instrument, and for the interpretation, correction and supplementation thereof or further elaboration thereon until the required registrations are made.
		Management	For	For
	PLEASE BE ADVISED THAT THE RECOMMENDATIONS FOR RESOLUTIONS 7.2.C AND 7.2.D ARE-INCORRECTLY DISPLAYED. THESE ITEMS ARE MANAGEMENT PROPOSALS AND RECOMMENDATI-ONS ARE TO VOTE FOR THESE ITEMS.	Non-Voting

METSO CORPORATION
Security	X53579102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	30-Mar-2010
ISIN	FI0009007835	Agenda		702254107 - Management
Item	Proposal	Type	Vote	For/Against Management
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
1	Opening of the meeting	Non-Voting
2	Calling the meeting to order	Non-Voting
3	Election of a person to scrutinize the minutes and count the votes	Non-Voting
4	Recording the legality and quorum of the meeting	Non-Voting
5	Recording the attendance at the meeting and adoption of the list of votes	Non-Voting
6	Presentation of the group financial statements, annual report and the-Auditors' report for the year 2009	Non-Voting
7	Adopt the accounts	Management	For	For
8.1	Approve to pay dividend of EUR 0.70 per share	Management	For	For
8.2	Authorize the Board to decide donation of EUR 2,500,000 to Universities	Management	For	For
9	Grant discharge from liability	Management	For	For
10	Approve the remuneration of the Board Members	Management	For	For
11	Approve the number of Board Members	Management	For	For
12	Re-elect M. L. Friman, C. Gardell, Y. Neuvo, P. Rudengren and J. Viinanen and election of E. Pehu-Lehtonen and M. Von Frenckell as the new Members of the Board	Management	For	For
13	Approve the remuneration of the Auditor	Management	For	For
14	Election of the Auditor	Management	For	For
15	Authorize the Board to decide on acquiring the Company's own shares	Management	For	For
16	Authorize the Board to decide on share issue and granting special rights	Management	For	For
17	Amend Article 8 of Articles of Association	Management	For	For
18	PLEASE NOTE THAT THIS IS A SHAREHOLDER'S SOLIDIUM PROPOSAL: approve to establish a Nomination Committee	Shareholder	Against	For
19	Closing of the meeting	Non-Voting

ELECTROLUX AB, STOCKHOLM
Security	W24713120	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	30-Mar-2010
ISIN	SE0000103814	Agenda		702287853 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
-	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID-VOTE OPTION. THANK YOU	Non-Voting
1	Election of Marcus Wallenberg as Chairman of the AGM	Management	For	For
2	Preparation and approval of the voting list	Management	For	For
3	Approval of the agenda	Management	For	For
4	Election of two minutes-checkers	Management	For	For
5	Determination as to whether the meeting has been properly convened	Management	For	For
6	Presentation of the Annual Report and the Audit Report as well as the Consolidated Accounts and the Audit Report for the Group	Management	For	For
7	Approve the speech by the President, Hans Straberg	Management	For	For
8	Adopt the Income Statement and the Balance Sheet as well as the Consolidated Income Statement and the Consolidated Balance Sheet	Management	For	For
9	Grant discharge from liability of the Directors and the President	Management	For	For
10
Approve the dividend for 2009 of SEK 4 per share and Tuesday,
06 APR 2010, as Record Date for the dividend, Subject to
resolution by the General Meeting in accordance with this
proposal, dividend is expected to be distributed by Euroclear
Sweden on Friday, 09 APR 2010
		Management	For	For
11
Approve to determine the number of Directors at 9 and no Deputy
Directors, the Nomination Committee has informed the Company that the proposal for Board of Directors may be increased by 1 more Director, if so, the proposal will be announced before the
General Meeting
		Management	For	For
12
Approve the Directors fees shall be unchanged for each Director compared with previous year's fees and be as follows: SEK
1,600,000 to the Chairman of the Board of Directors, SEK 550,000
to the Deputy Chairman of the Board of Directors and SEK
475,000 to each of the other Directors appointed by the AGM but not employed by Electrolux and, for committee work, to the
Members who are appointed by the Board of Directors: SEK
200,000 to the Chairman of the Audit Committee and SEK 85,000
to each of the other members of the Committee and SEK 120,000 to the Chairman of the Remuneration Committee and SEK 55,000
to each of the other members of the Committee; CONTD.
		Management	For	For
-
CONTD. the Nomination Committee also proposes that it be
possible to pay part-of the fees to the Directors, in respect of their assignment to the Board of-Directors, in the form of so-called synthetic shares, on the specified-principal terms and conditions, which are unchanged compared with the-previous years; the
Auditor's fee be paid as incurred, for the Auditor's term-of office, on approved account
Non-Voting
13
Re-election of Messrs. Marcus Wallenberg, Peggy Bruzelius,
Torben Ballegaard Sorensen, Hasse Johansson, John S. Lupo,
Barbara Milian Thoralfsson, Johan Molin, Hans Straberg and
Caroline Sundewall to the Board of Directors and Marcus
Wallenberg as Chairman of the Board of Directors
		Management	For	For
14	Re-election of PricewaterhouseCoopers AB as Auditor for the period until the AGM 2014	Management	For	For
15	Approve the nomination committee process on the specified terms	Management	For	For
16	Approve the guidelines for remuneration and other terms of employment for the Electrolux Group Management "Group Management" on the specified terms	Management	For	For
17	Approve to implement a performance based, long-term share program for 2010 the Share Program 2010 , with the specified terms and conditions	Management	For	For
18.A
Authorize the Board of Directors, for the period until the next
AGM, to resolve on acquisitions of shares in the Company as: the
Company may acquire as a maximum so many B-shares that,
following each acquisition, the Company holds at a maximum 10%
of all shares issued by the company, the shares may be acquired on NASDAQ OMX Stockholm, acquisition of shares may only be
made at a price per share at each time within the prevailing price interval for the share, payment for the shares shall be made in cash; the purpose of the proposal is to be able to adapt the
Company's capital structure, thereby contributing to increased shareholder value
		Management	For	For
18.B
Authorize the Board of Directors, for the period until the next
AGM, to resolve on transfers of Electrolux own shares in
connection with or as a consequence of Company acquisitions as:
Own B-shares held by the Company at the time of the Board of
Directors decision may be transferred, the shares may be
transferred with deviation from the shareholders preferential rights, transfer of shares may be made at a minimum price per share corresponding to an amount in close connection with the price of the Company's shares on NASDAQ OMX Stockholm at
the time of the decision on the transfer, payment for the
transferred shares may be made in cash, by contributions in kind or by a set-off of Company debt
		Management	For	For
18.C
Approve, on account of the employee stock option program for
2003 and the performance share program for 2008, that the AGM resolves that the Company shall be entitled, for the period until the next AGM, to transfer a maximum of 3,000,000 B-shares in the
Company for the purpose of covering costs, including social
security charges, that may arise as a result of the aforementioned programs, transfer may take place on NASDAQ OMX Stockholm
at a price within the prevailing price interval from time to time
		Management	For	For
18.D
Approve the implementation of the performance based, long-term share program for 2010  the Share Program 2010  proposed
under item 17, that the AGM resolves to transfer Electrolux own shares, as: a maximum of 1,500,000 B-shares may be transferred, participants entitled to acquire shares pursuant to the terms and conditions of the Share Program 2010 should be entitled to
acquire the shares, with a right for each participant to acquire a maximum number of shares which follows from the terms and
conditions of the program, the right of participants to acquire shares may be exercised when delivery under the Share Program
2010 should take place, i.e. during 2013, participants shall receive the shares free of charge during the period stated in the terms and conditions of the program, the number of shares which may be transferred may be recalculated due to changes in the capital structure
		Management	For	For
19	Closing of the meeting	Management	For	For

KONINKLIJKE DSM NV
Security	N5017D122	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	31-Mar-2010
ISIN	NL0000009827	Agenda		702270098 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING AT THIS GENERAL MEETING ARE-RELAXED AS THERE IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED WITH-THIS MEETING. THANK YOU.	Non-Voting
1	Opening	Non-Voting
2.a	Annual report by the Managing Board and Triple P report for 2009	Non-Voting
2.b	Corporate Governance	Non-Voting
3	Adopt the financial statements for 2009	Management	For	For
4.a	Approve the reserve policy and dividend policy	Non-Voting
4.b	Adopt the dividend payment for 2009	Management	For	For
5.a	Approve the liability of the Members of Managing Board	Management	For	For
5.b	Approve the liability of the Members of Supervisory Board	Management	For	For
6.a	Re-appointment of Mr N.H. Gerardu as a Member of Managing Board	Management	For	For
6.b	Re-appointment of Mr R-D Schwalb as a Member of Managing Board	Management	For	For
7.a	Re-appointment of Mr T. De Swaan as a Member of the Supervisory Board	Management	For	For
7.b	Re-appointment of Mr R.J. Routs as a Member of the Supervisory Board	Management	For	For
8	Adopt the remuneration policy of the Members of the Managing Board	Management	For	For
9.a	Authorize the Managing Board to issue ordinary shares	Management	For	For
9.b	Authorize the Managing Board to limit or exclude the preferential right when issuing ordinary shares	Management	For	For
10	Authorize the Managing Board to have the Company repurchase shares	Management	For	For
11	Approve the reduction of the issued capital by canceling shares	Management	For	For
12	Any other business	Non-Voting
13	Closing	Non-Voting

PARMALAT SPA, COLLECCHIO
Security	T7S73M107	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	31-Mar-2010
ISIN	IT0003826473	Agenda		702270199 - Management
Item	Proposal	Type	Vote	For/Against Management
-
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A-SECOND CALL ON 01
APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. PLEASE BE ALSO-ADVISED THAT YOUR
SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR
THE-MEETING IS CANCELLED. THANK YOU.
Non-Voting
1	Approve the financial statement at 31 DEC 2009, the report of the Board of Directors and the Auditors and destination of profits; any adjournment thereof	Management	For	For
2	Appointment of the Auditor and Independent Auditor and any adjournment	Management	For	For

QBE INSURANCE GROUP LTD
Security	Q78063114	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	31-Mar-2010
ISIN	AU000000QBE9	Agenda		702275480 - Management
Item	Proposal	Type	Vote	For/Against Management

VOTING EXCLUSIONS APPLY TO THIS MEETING FOR
PROPOSAL 3 AND VOTES CAST BY ANY I-NDIVIDUAL OR
RELATED PARTY WHO BENEFIT FROM THE PASSING OF
THE PROPOSAL/S WILL-BE DISREGARDED. HENCE, IF YOU
HAVE OBTAINED BENEFIT OR DO EXPECT TO OBTAIN FU-
TURE BENEFIT YOU SHOULD NOT VOTE (OR VOTE
"ABSTAIN") FOR THE  RELEVANT PROPOSA-L ITEMS.
Non-Voting
1.	To receive the financial reports and the reports of the Directors and the Audi-tors of the Company for the YE 31 DEC 2009	Non-Voting
2.	Adopt the remuneration report of the Company for the FYE 31 DEC 2009, in accordance with Section 250R 3 of the Corporations Act	Management	For	For
3.
Approve, for the purposes of ASX Listing Rule 10.14 and for all other  purposes the grant to the Chief Executive Officer, Mr. FM
O'Halloran of conditional rights over a maximum of 110,000
ordinary shares in the Company and either the issue or transfer of ordinary shares in the Company on  satisfaction of and subject to the conditions attached to the conditional rights under the
Company's 2009 Deferred Compensation Plan
		Management	For	For
4.A	Re-elect Mr. L.F. Bleasel as a Director of the Company, who retires by rotation in accordance with Clause 76 of the Company's Constitution	Management	For	For
4.B	Re-elect Mr. D.M. Boyle as a Director of the Company, who retires by rotation in accordance with Clause 76 of the Company's Constitution	Management	For	For
5.	Election of Mr. J.M. Green as a Director of the Company	Management	For	For

MAN SE, MUENCHEN
Security	D51716104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	01-Apr-2010
ISIN	DE0005937007	Agenda		702252975 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT659-178   WE MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROL-LING OR
PERSONAL INTEREST, SUBMIT YOUR VOTE AS USUAL
THANK YOU
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS  11/03/2010 , WHEREA-S THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. TH-IS IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
G-ERMAN LAW. THANK YOU
Non-Voting
1.
Presentation of the adopted annual financial statements of MAN
SE and the appr-oved consolidated financial statements for the year ending December 31, 2009 i-n addition to the management report of MAN SE and the MAN Group management rep-ort for
the 2009 fiscal year as well as the explanatory report on
information-in accordance with sections 289 (4) and 315 (4) of the
Handelsgesetzbuch (HGB-German  Commercial Code) and the
report of the Supervisory Board
Non-Voting
2.	Appropriation of MAN SE's net retained profits	Management	For	For
3.	Approval of the Executive	Management	For	For
4.	Approval of the Supervisory Board's actions	Management	For	For
5.1	Election of a new member to the Supervisory Board: Ulf Berkenhagen	Management	For	For
5.2	Election of a new member to the Supervisory Board: Dr. jur. Thomas Kremer	Management	For	For
6.	Authorization to purchase and use own shares	Management	For	For
7.	Cancellation of existing authorized capital, authorization to create new authorized capital and amendments to the Articles of Association	Management	For	For
8.	Authorization to issue convertible bonds and bonds with warrants, creation of contingent capital and amendments to the Articles of Association	Management	For	For
9.	Amendment to the Articles of Association to create the option of appointing Executive Board members for up to six years	Management	For	For
10.	Amendment to the Articles of Association to determine attendance fees for Supervisory Board members	Management	For	For
11.	Amendments to the Articles of Association based on ARUG	Management	For	For
12.	Appointment of auditors for the 2010 fiscal year	Management	For	For

COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS
MEETING. A LINK TO THE COUNTER P-ROPOSAL
INFORMATION IS AVAILABLE IN THE MATERIAL URL
SECTION OF THE APPLICATIO-N. IF YOU WISH TO ACT ON
THESE ITEMS, YOU WILL NEED TO REQUEST A MEETING
ATTEN-D AND VOTE YOUR SHARES AT THE COMPANYS
MEETING.
Non-Voting

SES S.A., LUXEMBOURG
Security	L8300G135	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	01-Apr-2010
ISIN	LU0088087324	Agenda		702293313 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Attendance list, quorum and adoption of the agenda	Management	For	For
2.	Approve the nomination of a Secretary and of two Scrutineers	Management	For	For
3.	Approve the presentation by the Chairman of the Board of Directors of the 2009 activities report of the Board	Management	For	For
4.	Approve the presentation on the main developments during 2009 and perspectives	Management	For	For
5.	Approve the presentation of the 2009 financial statements	Management	For	For
6.	Approve the presentation of the audit report	Management	For	For
7.	Approve the balance sheet as of 31 DEC 2009 and of the 2009 profit and loss accounts	Management	For	For
8.	Approve the decision on allocation of 2009 profits	Management	For	For
9.	Approve the transfers between reserve accounts	Management	For	For
10.	Grant discharge to the Members of the Board of Directors	Management	For	For
11.	Grant discharge to the Auditor	Management	For	For
12.	Appointment of the Auditor for the year 2010 and determine its remuneration	Management	For	For
13.	Election of a New Board Member	Management	For	For
14.	Approve the resolution on Company acquiring own FDRs and/or own A, or B shares	Management	For	For
15.
Approve to determine the remuneration of the Directors as follows:
for the attendance at a meeting of the Board of Directors or of a
Committee set up by the Board, the Directors shall receive a remuneration of EUR 1,600; this remuneration is the same for the
Vice-chairman and the Chairman; a Director participating by
telephone at a meeting of the Board or of a Committee set up by the Board, shall receive a remuneration of EUR 800 for that
meeting; each Director shall receive a remuneration of EUR
40,000 per year, regardless of the number of attendances at
meetings; the Vice-chairman shall receive EUR 48,000 per year and the Chairman of the Board shall receive EUR 10,000 per
year; a Director, other than the Chairman of the Board of
Directors, chairing one of the committees setup by the Board shall receive an additional remuneration of EUR 8,000 per year; all the amounts contained in the present resolution will be net of any
Luxembourgish withholding tax on Directors' fees
		Management	For	For
16.	Miscellaneous	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION
OF ADDITION TEXT IN THE R-ESOLUTION 15. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
THI-S PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

TELIASONERA AB, STOCKHOLM
Security	W95890104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	07-Apr-2010
ISIN	SE0000667925	Agenda		702287891 - Management
Item	Proposal	Type	Vote	For/Against Management

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID VO-TE OPTION. THANK YOU	Non-Voting
	Opening of the annual general meeting	Non-Voting
1.	Election of Sven Unger, Attorney-at-law as the Chairperson of the meeting	Management	For	For
2.	Preparation and approval of voting register	Management	For	For
3.	Adoption of agenda	Management	For	For
4.	Election of two persons to check the meeting minutes along with the Chairperson	Management	For	For
5.	Confirmation that the meeting has been duly and properly convened	Management	For	For
6.
Presentation of the annual report and Auditor's report,
consolidated financial-statements and Group Auditor's report for
2009. speech by President and Chief-Executive Officer Lars
Nyberg in connection herewith and a description of the-Board of
Directors work during 2009
Non-Voting
7.	Resolution to adopt the income statement, balance sheet, consolidated income statement and consolidated balance sheet for 2009	Management	For	For
8.
The Board of Directors proposes that a dividend of SEK 2.25 per share shall be distributed to the shareholders, and that 12 APR
2010 shall be set as the record date for the dividend, if the AGM adopts this proposal, it is estimated that disbursement from
Euroclear Sweden AB will take place on 15 APR 2010
		Management	For	For
9.	Resolution concerning discharging of Members of the Board of Directors and the President from personal liability towards the Company for the administration of the Company in 2009	Management	For	For
10.	Resolution concerning number of Board Members: 8 with No Deputy Board Members	Management	For	For
11.
Remuneration to the Board of Directors: remuneration to the
Board of Directors until the next AGM would be SEK 1,000,000 to the Chairman, SEK 425,000 to each other board member elected by the Annual General Meeting. The chairman of the Board's
Audit Committee would receive remuneration of SEK 150,000 and other Members of the Audit Committee would receive SEK
100,000 each, and the Chairman of the Board's remuneration
Committee would receive SEK 40,000 and other Members of the
remuneration Committee would receive SEK 20,000 each, the
remuneration proposed is the same as for the previous period
		Management	For	For
12.
Re-election of Maija-Liisa Friman, Conny Karlsson, Timo Peltola,
Lars Renstrom and Jon Risfelt. new election of Ingrid Jonasson
Blank, Anders Narvinger and Per-Arne Sandstrom. a presentation of the candidates nominated by the Nomination Committee for
election to the Board of Directors is available at the website of
TeliaSonera, www.teliasonera.com, see section Investor
Relations, and will be available at the annual general meeting. the election will be preceded by information from the chairperson concerning positions held in other companies by the candidates
		Management	For	For
13.	Election of Anders Narvinger Chairman of the Board of Directors	Management	For	For
14.
Re-election of Kari Jarvinen [Finnish State via Solidium Oy], KG
Lindvall [Swedbank Robur Funds] and Lennart Ribohn [SEB
Funds/SEB-Trygg Insurance]. New election of Bjorn Mikkelsen
[Swedish State] and Anders Narvinger [Chairman of the Board of
Directors]
		Management	For	For
15.A
The Board of Directors' proposal regarding guidelines for
remuneration to the executive management the Board of
Directors' proposal in essence: the TeliaSonera objective is to maximize the effectiveness of cash and equity in remuneration programs to attract, retain and motivate high calibre executives needed to maintain the success of the business. Remuneration should be built upon a total reward approach allowing for a market relevant but not market leading and cost effective executive remuneration delivery based on the components base salary,
variable pay, pension and other benefits; the base salary should reflect the competence required, responsibility, complexity and business contribution of the executive; the base salary should also reflect the performance of the employee and consequently be
individual and differentiated; TeliaSonera may have annual and long term variable pay programs; a variable pay program should reflect the EU Commission recommendation 2009/3177/EG and
the Swedish Code of Corporate Governance; variable pay
programs should contain criteria which are supporting an
increased shareholder value and should have a defined ceiling in relation to the executive's annual base salary; a program should have a set of pre-determined objectives, which are measurable and for each variable pay objective it should be stated what performance is required to reach the starting point (minimum requirement for payout) and what performance is required to
reach the maximum (cap); an annual variable pay program should reward performance measured over a maximum period of 12
months, should ensure the long-term sustainability of the
Company and be capped to a maximum of the executive's annual base salary of 40 percent; the objectives should be designed in such a way which allows the executive to reach the threshold for a solid performance, the target level for a performance meeting expectations and the maximum level for an exceptional
performance; a long-term variable pay program should ensure
long-term sustainability of the Company, secure a joint interest in increased shareholder value and provide an alignment between senior management and the shareholders by sharing risks and
		Management	For	For

rewards of the TeliaSonera share price; the program may be
annually repeated and shall reward performance measured over a minimum of a three year period, be capped to a maximum of 50 percent per annum of the annual base salary and should be equity based (invested and delivered in TeliaSonera shares with the ambition that the employee should remain shareholders also after vesting); a prerequisite for payout from such a program is the continuous employment at the end of the earnings period.
Approximately 100 Members of the senior management may be
eligible to a long-term variable pay program out of which
approximately 10 belongs to the group executive management;
the program measures performance over a minimum 3 year
period in relation to Earnings Per Share (EPS) weight 50 percent and total shareholders return (TSR) compared to a corresponding
TSR development of a pre-defined peer-group of companies
weight 50 percent the prevalence of a long-term variable pay program is subject to the approval of the annual shareholders'
meeting of the Company; If extraordinary circumstances occur the
Board shall have the discretionary right to adjust variable salary payments; the Board shall reserve the right to reclaim variable components of remuneration that were awarded on the basis of data which subsequently proved to be manifestly misstated.
Retirement benefits shall be based on the defined contribution method; pensionable salary is the base salary; the executive may be entitled to a company car or other similar benefit; the
termination period for the executive management may be up to six month given from the employee and 12 months from the employer
(for the CEO 6 months); in case of termination from the Company the executive may be entitled to a severance payment of up to 12 months (for the CEO 24 months); severance pay shall be paid on a monthly basis in amounts equal to the base salary; the
severance pay shall not constitute a basis for calculation of holiday pay or pension benefits and shall be reduced if the
executive has a new employment or conducts his own business;
the executive may be covered by health care provisions, travel insurance etc; in accordance with local labour market practice; the
Board is allowed to make minor deviations on an individual basis from the principles stated above

15.B
PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL:
The Swedish State's proposal regarding guidelines for
remuneration to the executive Management Proposal from the
Swedish State: TeliaSonera's objective is to offer remuneration levels and other employment conditions required to attract, retain and motivate high caliber executives needed to maintain the
success of the business; The executive management will not be able to receive annual variable pay or participate in long term variable pay programs; with this exception, the Swedish State's proposal includes in essence the same elements as described in item 15 (a) above
		Shareholder	Against	For
16.
The Board of Directors proposes that the Annual General Meeting authorize the Board of Directors to resolve, on one or more
occasions prior to the 2011 Annual General Meeting, on
acquisitions of own shares, which may take place both on Nasdaq
OMX Stockholm and/or Nasdaq OMX Helsingfors and in
accordance with an offer to acquire shares directed to all
shareholders or through a combination of these two alternatives;
the maximum number of shares to be acquired shall be such that the Company's holding from time to time does not exceed 10
percent of all shares in the Company; Acquisitions of shares on
Nasdaq OMX Stockholm and/or Nasdaq OMX Helsinki may only
be made at a price within the spread between the highest bid price and lowest ask price prevailing from time to time on the
		Management	For	For

exchanges; acquisitions of shares by way of offers to acquire shares directed to all the Company's shareholders may take place at an acquisition price which exceeds the prevailing market price.
It will thereupon be possible, by means of detachable and tradable sales rights (Sw. saljratter), for the shareholders to enjoy the value of the premium which may arise as a consequence of the
Company acquiring shares at a price in excess of the market price for the share. In order to compensate shareholders who neither sell sales rights nor participate in the acquisition offer, for their non-exercised sales rights, a bank or another financial institution that may be appointed by the Company shall, upon expiry of the application period but otherwise in accordance with the terms and conditions of the acquisition offer, be entitled to transfer shares to the Company and to pay compensation, amounting to the value of the non-exercised sales rights less the banks costs, to the
shareholders concerned. However, the compensation payable
may not exceed the compensation that may be paid per sales
right in the event of an offer of commission-free sale of sales rights. In the event foreign legal and/or administrative rules significantly impede implementation of an acquisition offer in a particular country, the Board of Directors or a party appointed by the Board of Directors, shall be entitled to effect a sale of sales rights on behalf of the shareholders concerned and shall, instead, pay the cash amount received upon a sale carried out with due care, less costs incurred. The Board of Directors shall be entitled to decide on other terms and conditions for the acquisition; The purpose of the proposal above is to provide the Board of Directors with an instrument to adapt and improve the Company's capital structure and thereby create added value for the shareholders;
The Board of Directors also intends to propose that future Annual
General Meetings of the Company authorize the Board of
Directors to resolve on acquisitions of own shares on terms and conditions that are materially equivalent to those set forth above, at present, the Company does not hold any own shares; the Board of Directors intends to propose the 2011 Annual General Meeting to cancel those own shares through a reduction of the Company's share capital without repayment to the shareholders

17.A
The Board of Directors' proposal in essence: [a] Implementation of a long-term incentive program 2010/2013 The proposed long-term incentive program for 2010/2013 [Performance Share Program
2010/2013] shall comprise approximately 100 senior executives within the TeliaSonera group of Companies [the Group] and in total no more than 1,560,000 TeliaSonera shares may be
transferred to participants in the program upon fulfilment of the performance conditions set out in the program [Performance
Shares]; The maximum number of Performance Shares that finally may be allotted, corresponds to approximately 0.03 percent of the total number of outstanding shares in the Company; the Board of
Directors intends to propose forthcoming annual general meetings to implement performance-based share programs on similar
conditions that apply to the now proposed program; Participants in the program shall be given the opportunity to, provided that certain performance conditions, consisting of financial targets linked to
EPS [Earnings Per Share] and TSR [Total Shareholder Return],
are met during the three financial years 2010-2012 [the
Performance Period], receive without consideration final
allotments of Performance Shares; participation in the program requires that the participants have invested in or allocated to the program TeliaSonera shares [Saving Shares] corresponding to a value of two (2) percent of a participant's annual gross base salary
[i.e. before taxes] per year-end 2009 or, if a participant has been employed thereafter, the calculated annual gross base salary for
		Management	For	For

2010 [the Base Salary], saving shares shall normally be acquired or allocated to the program during a period of approximately two weeks following the publication of the Company's Interim Report for the first quarter 2010, but in the event of new recruitments thereafter, participation in the program may be offered and
acquisition or allocation of Saving Shares may take place until the end of August 2010; a condition for final allotments of
performance shares shall normally be that the participant has been employed within the Group during the whole period from
entering into the program until the day of publication of the
Company's Interim Report for the first quarter 2013 (the Vesting
Period) and that all saving shares held by a participant have been kept during such period; maximum preliminary allotments of
Performance Shares for each of the financial years 2010, 2011 and 2012 based on the EPS targets, shall amount to the number of performance shares corresponding to approximately 6.67
percent of the Base Salary for each member of the Group
Management or, alternatively, 5.00 per cent of the base salary for each other manager, in both cases, divided by the average share price during December of the Company’s share on the
Nasdaq OMX Stockholm official price list each of the years 2009,
2010 and 2011; maximum allotments of performance shares
based on the TSR target shall amount to the number of
performance shares corresponding to 20 percent of the base
salary for each Member of the Group Management or,
alternatively, 15 percent of the base salary for each other
manager, in both cases, divided by the average share price during
December of the Company's share on the Nasdaq OMX
Stockholm official price list year 2009; the targets for EPS based allotments as well as TSR based allotments of Performance
Shares, shall include a minimum level, which must be exceeded in order for any allotment to occur at all, as well as a maximum level in excess of which no additional allotment will occur, should lower targets than the maximum level be achieved, a lower number of
Performance Shares will be allotted, final allotments of
Performance Shares will take place following the publication of the
Company's Interim Report for the first quarter 2013, recalculation of final allotments of Performance Shares shall take place in the event of an intervening bonus issue, split, preferential rights issue and/or other similar events. In addition, the maximum financial outcome for a participant, and the maximum number of
Performance shares to be finally allotted, shall be capped at a value corresponding to 50 percent of the Base Salary of each member of the Group Management and 37,5 percent of the Base
Salary of each other manager, upon termination of the
employment within the Group during the vesting period, the right to receive final allotments of performance shares normally lapses, in addition to what is set out above, the Board of Directors shall under certain circumstances be entitled to reduce final allotments of performance shares or, wholly or partially, terminate
performance share program 2010/2013 in advance and to make
such local adjustments of the program that may be necessary to implement the program with reasonable administrative costs and efforts in the concerned jurisdictions, including, inter alia, to offer cash settlement as well as to waive the requirement for investing in or allocating saving shares to the program for participants in such jurisdictions

17.B
The Board of Directors has considered two alternative hedging methods for Performance Program 2010/2013; either a hedging
arrangement with a bank or other financial institution securing delivery of shares under the program or transfers of shares held by the Company itself to participants in Performance Share
Program 2010/2013; the Board of Directors considers the latter alternative as its main alternative, however, should the annual general meeting not approve the proposed transfer of shares held by the Company itself, the Board of Directors may enter into a hedging arrangement set out above with a third party to hedge the obligations of the Company under the program. Based on the
above conditions, the Board of Directors proposes that no more than 1,560,000 TeliaSonera shares may be transferred to
participants in Performance Share Program 2010/2013 as
performance shares, entitled to receive allotments of performance shares without consideration shall be such persons within the
Group being participants in Performance Share Program
2010/2013. Further, subsidiaries shall be entitled to acquire shares without consideration, in which case such Company shall be obliged, pursuant to the terms and conditions of Performance
Share Program 2010/2013, to immediately transfer the shares to such persons within the Group that participate in performance share program 2010/2013, transfers of shares shall be made
without consideration at the time and on such additional terms and conditions that participants in Performance Share Program
2010/2013 are entitled to receive final allotment of shares, the number of shares that may be transferred shall be subject to recalculation in the event of an intervening bonus issue, split, preferential rights issue and/or other similar events
		Management	For	For
	Closing of the annual general meeting	Non-Voting

LIBERTY INTL PLC
Security	G8995Y108	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	07-Apr-2010
ISIN	GB0006834344	Agenda		702293248 - Management
Item	Proposal	Type	Vote	For/Against Management
S.1	Approve the Company's reduction of capital as described in the circular date 12 MAR 2010	Management	For	For
S.2	Approve the demerger and change of name and the Capital and Countries Properties Plc capital reduction, redeemable share allotment and share scheme	Management	For	For

TNT NV, 'S GRAVENHAGE
Security	N86672107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	08-Apr-2010
ISIN	NL0000009066	Agenda		702270707 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING AT THIS GENERAL MEETING ARE-RELAXED AS THERE IS A REGISTRATION DEADLINE/RECORD DATE ASSOCIATED WITH THIS-MEETING. THANK YOU.	Non-Voting
1	Opening and announcements	Non-Voting
2	Presentation on 2009 performance by Mr M.P. Bakker, Chief Executive Officer	Non-Voting
3	Update and discussion on strategy vision 2015	Non-Voting
4	Annual report 2009	Non-Voting
5	Discussion of the Corporate Governance Chapter in the annual report 2009,-Chapter 11	Non-Voting
6	Adopt the 2009 financial statements	Management	For	For
7.a	Discussion of the reserves and dividend guidelines	Non-Voting
7.B	Approve the determination and distribution of dividend in cash or in shares	Management	For	For
8	Approve the release from liability of the Members of the Board of Management	Management	For	For
9	Approve the release from liability of the Members of the Supervisory Board	Management	For	For
10	Approve the remuneration policy of the Board of Management	Management	For	For
11.A	Announcement of vacancies in the Supervisory Board	Non-Voting
11.b	Opportunity for the general meeting to make recommendations for the re-appointment of Members of the Supervisory Board	Non-Voting
11.C	Announcement by the Supervisory Board of the persons nominated for re-appointment	Non-Voting
12	Reappoint Mr. R. King as a Member of the Supervisory Board	Management	For	For
13	Appointment of Mr. J. Wallage as a Member of the Supervisory Board	Management	For	For
14	Announcement of vacancies in the Supervisory Board as per the close of the-AGM of shareholders in 2011	Non-Voting
15	Announcement of the intention of the Supervisory Board to reappoint Mr. C.H.-Van Dalen as a Member of the Board of Management	Non-Voting
16	Approve to maintain the large company regime at the level of TNT N.V	Management	For	For
17	Approve the extension of the designation of the Board of Management as authorized body to issue ordinary shares	Management	For	For
18	Approve the extension of the designation of the Board of Management as authorized body to limit or exclude the pre emptive right upon the issue of ordinary shares	Management	For	For
19	Authorize the Board of Management to have the Company acquire its own shares	Management	For	For
20	Approve the reduction of the issued capital by cancellation of own shares	Management	For	For
21	Announcement of the main conclusions of the Board of Management and the audit-committee from the 3 yearly assessment of the functioning of the external-Auditor	Non-Voting
22	Questions	Non-Voting
23	Close	Non-Voting

NOKIAN TYRES PLC, NOKIA
Security	X5862L103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	08-Apr-2010
ISIN	FI0009005318	Agenda		702294682 - Management
Item	Proposal	Type	Vote	For/Against Management
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
1	Opening of the meeting	Non-Voting
2	Matter of order for the meeting	Non-Voting
3	Election of the persons to confirm the minutes and verify the counting of	Non-Voting
4	Recording the legal convening of the meeting and quorum	Non-Voting
5	Recording the attendance at the meeting and adopt the list of votes	Non-Voting
6	Presentation of the annual accounts, the report of the Board of Directors and-the Auditors' report for the year 2009	Non-Voting
7	Adopt the annual accounts 2009	Management	For	For
8	Approve the action on profit or loss; the Board proposes to pay a dividend of EUR 0.40 per share	Management	For	For
9	Grant discharge from liability	Management	For	For
10	Approve the remuneration of the Members of the Board of Directors	Management	For	For
11	Approve the number of Board Members	Management	For	For
12	Re-elect H. Korhonen, H. Penttila, Y. Tanokashira, P. Wallden, A- Vlasov, K. Oistamo and K. Gran as the Members of the Board of Directors	Management	For	For
13	Approve the remuneration of the Auditor	Management	For	For
14	Election of KPMG OY AB as the Auditor	Management	For	For
15	Approve to grant stock options and the Management's Share Ownership Plan	Management	For	For
16	Amend the Article 9 of Articles of Association	Management	For	For
17	Approve to donate max EUR 500,000 to Universities and other Institutes	Management	For	For
18	Closing of the meeting	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN NAME IN RESOLUTION 12. IF-YOU HAVE ALREADY SENT
IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
FORM UNL-ESS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

FORTIS SA/NV, BRUXELLES
Security	B4399L102	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	09-Apr-2010
ISIN	BE0003801181	Agenda		702301146 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
1	Opening	Non-Voting
2.1	Amend Article 2 as specified subject to the approval of the name change of the Belgian Company, Fortis SA/NV, by the EGM of Shareholders of Fortis SA/NV	Management	For	For
2.2	Amend Paragraph B) of Article 9 as specified	Management	For	For
2.3	Amend Paragraph A) and D) of Article 10 as specified	Management	For	For
2.4	Amend Article 11 as specified	Management	For	For
2.5	Amend Article 17 as specified	Management	For	For
2.6
Authorize any and all Members of the Board of Directors as well as any and all civil-law notaries, associates and paralegals practising with De Brauw Blackstone Westbroek N.V. to draw up the draft of the required notarial deed of amendment to the
Articles of Association, to apply for the required ministerial declaration of no-objection, as well as to execute the notarial deed of amendment to the Articles of Association
		Management	For	For
3.	Closing	Non-Voting

REFERRING TO PAST EXPERIENCE, WE DRAW HOWEVER
YOUR ATTENTION ON THE FACT THAT-THIS MEETING WILL
NOT ATTAIN THE REQUIRED ATTENDANCE QUORUM-I.E.
THAT AT LEAST-50% OF THE CAPITAL MUST BE
REPRESENTED-AND THAT THUS THIS MEETING WILL NOT
BE-ABLE TO DECIDE VALIDLY. YOU WILL BE INFORMED ON
THIS MATTER ON 03 APR 2010 AN-D WILL THEN BE INVITED
TO THE AGM OF SHAREHOLDERS OF FORTIS N.V. TO BE
HELD ON-29 APR 2010.
Non-Voting

FORTIS SA/NV, BRUXELLES
Security	B4399L102	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	12-Apr-2010
ISIN	BE0003801181	Agenda		702301158 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
1.	Opening	Non-Voting
2.1
Authorize the Board of Directors of the Company and the Boards
of its direct subsidiaries for a period of 18 months starting after the end of the General Meeting which will deliberate this point, to acquire Fortis Units, in which twinned Fortis SA/NV shares are incorporated, representing up to a maximum of 10% of the issued share capital, for a consideration equivalent to the closing price of the Fortis Unit on Euronext on the day immediately preceding the acquisition, plus a maximum of 15% or minus a maximum of 15%
		Management	For	For
2.2
Authorize the Board of Directors of the Company and the Boards
of its direct subsidiaries for a period of 18 months starting after the end of the General Meeting which will deliberate this point, to dispose of Fortis Units, in which twinned Fortis SA/NV shares are incorporated, under the conditions it will determine
		Management	For	For
3.1.1	Amend the first sentence of Article 2 as specified	Management	For	For
3.1.2	Approve to insert the specified new paragraph in Article 3	Management	For	For
3.2.1	Receive the special report	Non-Voting
3.2.2
Authorize the Board of Directors to increase the Company capital by a maximum amount of EUR 88,200,000 to issue shares to
meet the coupon payment obligations under the financial
instruments mentioned in the special report by the Board of
Directors and to consequently cancel the unused balance of the authorized capital, as mentioned in Article 9 A) of the Articles of
Association, existing at the date of the publication in the Belgian
State Gazette of the amendment to the Articles of Association of the Company resolved by the EGM of Shareholders which will
deliberate this point
		Management	For	For
3.2.3
Authorize the Board of Directors to increase the Company capital by a maximum amount of EUR 168,000,000 to issue shares to
meet the obligation to redeem the principal amount of the
Redeemable Perpetual Cumulative Coupon Debt Securities
issued by Fortis Bank nv-sa in SEP 2001 and to consequently
cancel the unused balance of the authorized capital, as mentioned in Article 9 A) of the Articles of Association, existing at the date of the publication in the Belgian State Gazette of the amendment to the Articles of Association of the Company resolved by the EGM of Shareholders which will deliberate this point
		Management	For	For
3.2.4	Approve to modify the Paragraph A) of Article 9 of the Articles of Association worded as specified	Management	For	For
3.2.5	Amend Article 10 A) and D) as specified	Management	For	For
3.3	Approve to replace Article 17 as specified	Management	For	For
3.4	Approve to replace Article 28 as specified	Management	For	For
3.5
Authorize the Chairman, with the authority to sub-delegate, to make at the time when the coordinated text is drawn up the
necessary modifications to the Articles of Association, including to give effect to the new names of Fortis SA/NV and Fortis N.V.
		Management	For	For
4.	Closing	Non-Voting

REFERRING TO PAST EXPERIENCE, WE DRAW HOWEVER
YOUR ATTENTION ON THE FACT THAT-THIS MEETING WILL
NOT ATTAIN THE REQUIRED QUORUM-I.E. THAT AT LEAST
50% OF THE-CAPITAL MUST BE REPRESENTED-AND THAT
THUS THIS MEETING WILL NOT BE ABLE TO DE-CIDE
VALIDLY. YOU WILL BE INFORMED ON THIS MATTER ON 03
APR 2010 AND WILL THEN-BE INVITED TO THE ORDINARY
AND EXTRAORDINARY GENERAL MEETINGS OF
SHAREHOLDERS-OF FORTIS SA/NV TO BE HELD ON 28 APR
2010.
Non-Voting

SAMPO PLC, SAMPO
Security	X75653109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	13-Apr-2010
ISIN	FI0009003305	Agenda		702250488 - Management
Item	Proposal	Type	Vote	For/Against Management
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
1	Opening of the meeting	Non-Voting
2	Calling the meeting to order	Non-Voting
3	Election of persons to scrutinize the minutes and to supervise the counting	Non-Voting
4	Recording the legality of the meeting	Non-Voting
5	Recording the attendance at the meeting and adoption of the list of votes	Non-Voting
6	Presentation of the financial statements, the Board of Directors' report and-the Auditor's report for 2009	Non-Voting
7	Adoption of the accounts	Management	For	For
8
The Board of Directors proposes to the AGM that a dividend of
EUR 1.00 per share from the parent Company's distributable
assets be paid; the dividend will be paid to those shareholders who, on the record date for payment of dividends, Friday 16 APR
2010 are registered in the company's shareholder register kept by
Euroclear Finland Ltd.; The Board proposes to the AGM that the dividend be paid on Friday 23 APR 2010; For those shareholders who have not transferred their share certificates to the book-entry system by the record date for payment of dividends, the dividend will be paid after the transfer of their shares to the book-entry system
		Management	For	For
9	Resolution of the discharge of the Members of the Board of Directors and CEO from liability	Management	For	For
10
After hearing the major shareholders the Board's Nomination and
Compensation Committee proposes to the AGM that the fees of
the Members of the Board of Directors remain unchanged and that
Members of the Board of Directors be paid the following fees until the close of the next AGM: the Chairman of the Board will be paid
EUR 160,000, the Vice Chairman of the Board will be paid EUR
100,000 each, and the other Members of the Board of Directors will be paid EUR 80,000 each; Approximately 50% of each Board
Member's annual fees, after deduction of taxes and similar
payments, will be paid in Sampo Plc A shares and the rest in cash
		Management	For	For
11	After hearing the major shareholders, the Nomination and Compensation Committee proposes to the AGM that eight Members be elected to the Board of Directors	Management	For	For
12
After hearing the major shareholders, the Nomination and
Compensation Committee proposes to the AGM that the current
Members of the Board, Tom Berglund, Anne Brunila, Eira Palin-
Lehtinen, Jukka Pekkarinen, Christoffer Texell, Veli-Matti Mattila,
Matti Vuoria and Bjorn Wahlroos, be re-elected for a term
continuing until the close of the next AGM; the Nomination and
Compensation Committee proposes that the Board elect Bjorn
Wahlroos from among their number as the Chairman of the Board;
it is proposed that Veli-Matti Mattila, Eira Palin-Lehtinen,
Christoffer Taxell, Matti Vuoria and Bjorn Wahlroos be elected to the Nomination and Compensation Committee and Tom Berglund,
Jukka Pekkarinen and Christoffer Taxell be elected to the Audit
Committee; the CV's of the persons proposed as Board members and the evaluation of their independence pursuant to the finish corporate governance code are available at the address
www.sampo.com/board
		Management	For	For
13
The Board's Audit Committee proposes to the AGM that
compensation to be paid to the Company's Auditor on the basis of reasonable invoicing;, the Audit Committee states that its proposal is based on the fact that the accounting firm Ernst & Young was the Sampo Group's Auditor in 2009; the fees paid to the Auditor for services rendered and invoiced in 2009 totalled EUR
2,141,427; in addition the accounting firm was paid a total of EUR
223,583 in fees for non-audit services rendered and invoiced
		Management	For	For
14
The Board's Audit Committee proposes that Ernst & Young Oy be elected as the Company's Auditor until the close of the next AGM,
Ernst & Young Oy has nominated Heikki Ilkka, APA as the
principally responsible Auditor, if the AGM chooses Ernst & Young
Oy to continue as the Company's Auditor
		Management	For	For
15
The Board of Directors proposes that the AGM authorize the
Board to decide on repurchasing Sampo A shares using funds
available for profit distribution; Sampo A shares can be
repurchased in one or more lots up to a total of 50,000,000
shares; Sampo shares can be repurchased in other proportion
than the shareholders proportional shareholdings  private
repurchase ; the share price will be no higher than the highest price paid for Sampo shares in public trading at the time of the purchase; however, in implementing the repurchase of Sampo
shares, normal derivatives, stock lending or other contracts may also be entered into within the legal and regulatory limits, at the price determined by the market; the holder of all Sampo B shares has given consent to the repurchase of A shares; it is proposed that the authorization will be valid until the close of the next AGM provided that this is not more than 18 months from the AGM'S decision
		Management	For	For
16
The Board of Directors proposes to the AGM that the AGM
resolve to amend Section 12 of the Articles of Association as a result of the amendments to Section 19 of the Finnish Limited
Liability Companies Act  624/2006  that entered into force on 03
AUG 2009 and 31 DEC 2009; it is proposed that Section 12 of the
Articles of Association be amended to make it correspond with the current wording and provisions of the Limited Liability Companies
Act, Section 12 of the Articles of Association will be amended as follows: Section 12 "the AGM must be held before the end of JUN on a date set by the Board of CONTD.
		Management	For	For
-
CONTD. Directors; a notice of the General Meeting must be
published in at-least one newspaper designated by the Board of
Directors and in circulation-in Helsinki, no later than three weeks before the AGM and no later than nine-days before the record date of the AGM referred to in the limited liability-Companies Act
Chapter 4, Section 2, Subsection 2; the manner in which other-
information is to be conveyed to shareholders will be determined by the Board-of Directors separately in each case
Non-Voting
17	Closing of the meeting	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF RECORD DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

KONINKLIJKE KPN NV
Security	N4297B146	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	13-Apr-2010
ISIN	NL0000009082	Agenda		702271165 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Opening and announcements	Non-Voting
2	Report by the Board of Management for the FY 2009	Non-Voting
3	Update on Corporate Governance	Non-Voting
4	Adopt the financial statements for the FY 2009	Management	For	For
5	Explanation of the financial and dividend policy	Non-Voting
6	Adopt a dividend over the FY 2009	Management	For	For
7	Grant discharge to the Members of the Board of Management from liability	Management	For	For
8	Grant discharge to the Members of the Supervisory Board from liability	Management	For	For
9	Appoint the Auditor	Management	For	For
10	Amend the remuneration policy for the Board of Management	Management	For	For
11	Announcement regarding the intended extension of the employment contracts of-Mr. E. Blok and Mr. J.B.P. Coopmans as Members of the Board of Management	Non-Voting
12	Announcement concerning vacancies in the Supervisory Board arising in 2011	Non-Voting
13	Announcement regarding changes in composition of the Committees of the-Supervisory Board	Non-Voting
14	Authorize the Board of Management to resolve that the Company may acquire its own shares	Management	For	For
15	Approve to reduce the capital through cancellation of own shares	Management	For	For
16	Any other business and closure of the meeting	Non-Voting
-	PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING AT THIS GENERAL MEETING ARE-RELAXED AS THERE IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED WITH-THIS MEETING. THANK YOU.	Non-Voting

KONINKLIJKE AHOLD NV
Security	N0139V142	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	13-Apr-2010
ISIN	NL0006033250	Agenda		702288209 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING AT THIS GENERAL MEETING ARE-RELAXED AS THERE IS A REGISTRATION DEADLINE/RECORD DATE ASSOCIATED WITH THIS-MEETING. THANK YOU.	Non-Voting
1	Opening	Non-Voting
2	Report of the Corporate Executive Board for FY 2009	Non-Voting
3	Corporate Governance update	Non-Voting
4	Explanation of policy on additions to reserves and dividends	Non-Voting
5	Adopt 2009 financial statements	Management	For	For
6	Approve to determine the dividend over FY 2009	Management	For	For
7	Grant Discharge of liability of the Members of the Corporate Executive Board	Management	For	For
8	Grant Discharge of liability of the Members of the Supervisory Board	Management	For	For
9	Appointment of Mr. J.F. Rishton for a new term as a Member of the Corporate	Management	For	For
10	Appointment of Mr. L.J. Hijmans van den Bergh as a Member of the Corporate	Management	For	For
11	Appointment of Mrs. J.A. Sprieser for a new term as a Member of the	Management	For	For
12	Amend the remuneration of the Supervisory Board	Management	For	For
13	Appointment of Deloitte Accountants B.V. as the external Auditor of the	Management	For	For
14
Authorize the Corporate Executive Board for a period of 18
months, i.e. until and including 13 OCT 2011, to issue common shares or grant rights to acquire common shares up to a
maximum of 10% of the issued share capital, subject to the
approval of the Supervisory Board
		Management	For	For
15
Authorize the Corporate Executive Board for a period of 18
months, i.e. until and including 13 OCT 2011, to restrict or exclude, subject to the approval of the Supervisory Board, pre-
emptive rights in relation to the issue of common shares or the granting of rights to acquire common shares
		Management	For	For
16
Authorize the Corporate Executive Board for a period of 18
months, i.e. until and including 13 OCT 2011, to acquire shares in the Company, subject to the approval of the Supervisory Board, up to a maximum of 10% of the issued share capital at the date of acquisition
		Management	For	For
17
Approve to cancel the common shares in the share capital of the
Company held or to be acquired by the Company; the number of shares that will be cancelled shall be determined by the Corporate
Executive Board
		Management	For	For
18	Closing	Non-Voting

TELEFON AB L.M.ERICSSON
Security	W26049119	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	13-Apr-2010
ISIN	SE0000108656	Agenda		702296092 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
-	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID-VOTE OPTION. THANK YOU	Non-Voting
1	Election of Michael Treschow as a Chairman of the meeting	Management	For	For
2	Preparation and approval of the voting list	Non-Voting
3	Approval of the agenda of the Meeting	Non-Voting
4	Determination whether the Meeting has been properly convened	Non-Voting
5	Election of 2 persons approving the minutes	Non-Voting
6	Presentation of the annual report, the Auditors' report, the consolidated-accounts, the Auditors' report on the consolidated accounts and the Auditors'-presentation of the audit work during 2009	Non-Voting
7	The President's speech and questions by the shareholders to the Board of-Directors and the management	Non-Voting
8.1	Adopt the profit and loss statement and the balance sheet, the consolidated profit and loss statement and the consolidated balance sheet	Management	For	For
8.2	Grant discharge of liability for the Members of the Board of Directors and the President	Management	For	For
8.3
Approve a dividend of SEK 2.00 per share and Friday, 16 APR
2010, as record date for dividend, assuming this date will be the record day, Euroclear Sweden AB (formerly VPC AB) is expected to disburse dividends on Wednesday, 21 APR 2010
		Management	For	For
9.1	Approve the number of Board Members to be elected by the Meeting be 12 and no Deputy Directors be elected	Management	For	For
9.2
Approve the fees to the non-employed Board Members and to the non-employed Members of the Committees to the Board of
Directors elected by the Meeting remain unchanged and be paid as: SEK 3,750,000 to the Chairman of the Board of Directors; SEK
750,000 each to the other Board Members; SEK 350,000 to the
Chairman of the Audit Committee; SEK 250,000 each to other
Members of the Audit Committee; and SEK 125,000 each to the
Chairmen and other Members of the Finance and Remuneration
Committee, as specified
		Management	For	For
9.3
Re-elect Michael Treschow as the Chairman of the Board of
Directors; and re-election of Messrs. Roxanne S. Austin, Sir Peter
L. Bonfield, Borje Ekholm, Ulf J. Johansson, Sverker Martin-Lof,
Nancy McKinstry, Anders Nyren, Carl-Henric Svanberg and
Marcus Wallenberg and election of Hans Vestberg and
Michelangelo Volpi as the new Members of the Board of Directors
		Management	For	For
9.4
Approve the procedure on appointment of the Nomination
Committee, in substance as: the Company shall have a
Nomination Committee of no less than 5 Members, 1 Member
shall be the Chairman of the Board of Directors as specified
		Management	For	For
9.5	Approve that no remuneration be paid to the Nomination Committee Members, however, the Company shall bear the expenses related to the work of the Nomination Committee	Management	For	For
9.6	Approve to pay, like previous years, the Auditor fees against approved account	Management	For	For
10
Approve the guidelines for remuneration and other employment terms for the senior management for the period up to the 2011
AGM, compared to the guidelines resolved by the 2009 AGM,
these guidelines have been restructured and rephrased to better demonstrate the basic principles for remuneration within the
Ericsson Group as specified
		Management	For	For
11.1	Approve the implementation of the Stock Purchase Plan as specified	Management	For	For
11.2	Approve the transfer of Treasury Stock as specified	Management	For	For
11.3
Approve, in the event that the required majority is not reached under resolution 11.2, the financial exposure of the Stock
Purchase Plan shall be hedged by the Company entering into an equity swap agreement with a third party, under which the third party shall, in its own name, acquire and transfer shares in the
Company to employees covered by the Stock Purchase Plan
		Management	For	For
11.4	Approve the implementation of the Key Contributor Retention Plan as specified	Management	For	For
11.5
Approve the:  a  transfer of treasury stock to employees transfer of no more than 6,500,000 shares of series B in the Company to
employees on the same terms and conditions as in resolution 11.2 and in accordance with resolution 11.4;  b  transfer of treasury stock on an exchange Transfer of no more than 1,300,000 shares of series B in the Company on an exchange on the same terms
and conditions as in resolution 11.2
		Management	For	For
11.6
Approve, in the event that the required majority is not reached under resolution 11.5, the financial exposure of the Key
Contributor Retention Plan shall be hedged by the Company
entering into an equity swap agreement with a third party, under which the third party shall, in its own name, acquire and transfer shares in the Company to employees covered by the Key
Contributor Retention Plan
		Management	For	For
11.7	Approve the implementation of the Executive Performance Stock Plan as specified	Management	For	For
11.8
Approve the of no more than 3,500,000 shares of series B in the
Company to employees on the same terms and conditions as
those in resolution 11.2 and in accordance with resolution 11.7;
and transfer of no more than 900,000 shares of series B in the
Company on an exchange on the same terms and conditions as
those in resolution 11.2
		Management	For	For
11.9
Approve, in the event that the required majority is not reached under item 11.8 above, the financial exposure of the Executive
Performance Stock Plan shall be hedged by the Company
entering into an equity swap agreement with a third party, under which the third party shall, in its own name, acquire and transfer shares in the Company to employees covered by the Executive
Performance Stock Plan
		Management	For	For
12	Approve to transfer of treasury stock in relation to the resolutions on the Long Term Incentive Plan 2006 and the Long Term Variable Compensation Programs 2007, 2008 and 2009 as specified	Management	For	For
13
PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER
PROPOSAL: authorize the Board of Directors to review how
shares are to be given equal voting rights and to present a
proposal to that effect at the next AGM of Shareholders
		Shareholder	Against	For
14	Close of the Meeting	Non-Voting

P & O PRINCESS CRUISES P L C
Security	G19081101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	13-Apr-2010
ISIN	GB0031215220	Agenda		702305194 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Re-elect Mickey Arison as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
2	Re-elect Sir Jonathon Band as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
3	Re-elect of Robert H. Dickinson as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
4	Re-elect of Arnold W. Donald as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
5	Re-elect Pier Luigi Foschi as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
6	Re-elect of Howard S. Frank as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
7	Re-elect of Richard J. Glasier as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
8	Re-elect of Modesto A. Maidique as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
9	Re-elect of Sir John Parker as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
10	Re-elect of Peter G. Ratcliffe as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
11	Re-elect of Stuart Subotnick as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
12	Re-elect of Laura Weil as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
13	Re-elect of Randall J. Weisenburger as a director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
14	Re-elect of Uzi Zucker as a Director of Carnival Corporation and as a Director of Carnival plc	Management	For	For
15
Re-appoint PricewaterhouseCoopers LLP as a independent
Auditors for Carnival plc and to ratify the selection of the U.S. firm of  PricewaterhouseCoopers LLP as the Independent Registered
Certified Public Accounting Firm for Carnival Corporation
		Management	For	For
16	Authorize the Audit committee of Carnival plc to agree the remuneration of the independent Auditors of Carnival plc	Management	For	For
17	Receive the UK accounts and reports of the Directors and the Auditors of Carnival plc for the YE 30 NOV 2009 in accordance with legal requirements applicable to UK Companies	Management	For	For
18	Approve the Directors' remuneration and report of the Carnival plc for the YE 30 NOV 2009 in accordance with legal requirements applicable to UK Companies	Management	For	For
19
Authorize the Directors of Carnival plc to allot shares in Carnival plc and to grant rights to subscribe for or convert any security into shares in Carnival plc: a) up to a nominal amount of USD
118,107,426 [such amount to be reduced by the nominal amount of any equity securities [as defined in the Companies Act 2006]
allotted under the resolution below in excess of USD
118,107,426]; and b) up to a nominal amount of USD 236,214,852
[such amount to be reduced by any shares and rights to subscribe for or convert any security into shares allotted under the resolution above] in connection with an offer by way of a rights issue:
CONTD
		Management	For	For
-
CONTD i) to ordinary shareholders in proportion [as nearly as may be practicab-le] to their existing holdings; and ii) to holders of other equity securities-as required by the rights of those securities or as the directors of Carnival-plc otherwise considers necessary, and so that the directors of Carnival plc m-ay impose any limits or restrictions and make any arrangements considered nece-ssary or appropriate to deal with treasury shares, fractional entitlements, re-cord dates, legal, regulatory or practical problems in, or under the laws of,-any territory or any other matter; CONTD
Non-Voting
-
CONTD [Authority expires earlier until the next year's Carnival plc
AGM or on-12 JUL 2011]; but, in each case, so that Carnival plc may make offers and ente-r into agreements during the relevant period which would, or might, require sh-ares to be 5 allotted or rights to subscribe for or convert securities into sh-ares to be granted after the authority ends and the Directors of Carnival plc-
may allot shares or grant rights to subscribe for or convert securities into s-hares under any such offer or agreement as if the authority had not ended
Non-Voting
S.20
Authorize the Directors of Carnival plc, subject to passing of the
Proposal 19, to allot equity securities [as defined in the
Companies Act 2006] for cash under the authority given by that resolution and/or where the allotment is treated as an allotment of equity securities under Section 560(2)(b) of the Companies Act
2006, free of the restriction in Section 561(1) of the Companies
Act 2006, such power to be limited: a) to the allotment of equity securities in connection with an offer of equity securities [but in the case of the authority granted under the resolution of Proposal 19, by way of a rights issue only]: CONTD
		Management	For	For
-
CONTD i) to ordinary shareholders in proportion [as nearly as may be practicab-le] to their existing holdings; and ii) to holders of other equity securities,-as required by the rights of those securities or, as the directors of Carniva-l plc otherwise consider necessary, and so that the Directors of Carnival plc-may impose any limits or restrictions and make any arrangements considered nec-essary or appropriate to deal with treasury shares, fractional entitlements, r-
ecord dates, legal, regulatory or practical problems in, or under the laws of,-any territory or any other matter; and in the case of the authority granted u-nder the resolution of Proposal 19 and/or in the case of any transfer of treas-ury shares which is treated as an allotment of equity securities under Section-560(2)(b) of the
Companies Act 2006, CONTD
Non-Voting
-
CONTD to the allotment [otherwise than under the resolution
above] of equity s-ecurities up to a nominal amount of USD
17,716,114;[Authority expires at the e-nd of next AGM or on 12
JUL 2011]; but during this period Carnival plc may mak-e offers, and enter into agreements, which would, or might, require equity sec-urities to be allotted after the power ends and the Directors may allot equity-securities under any such offer or agreement as if the power had not ended
Non-Voting
S.21
Authorize the Carnival plc to make market purchases [within the meaning of Section 693(4) of the UK Companies Act 2006 [the
Companies Act 2006] of ordinary shares of USD 1.66 each in the capital of Carnival plc provided that: a)the maximum number of ordinary shares authorized to be acquired is 21,344,716; b) the minimum price [exclusive of expenses] which may be paid for an ordinary share is USD 1.66; c) the maximum price which may be paid for an ordinary share is an amount [exclusive of expenses]
equal to the higher of [1] 105% of the average middle market quotation for an ordinary share, as derived from the London Stock
Exchange Daily Official List, for the 5 business days CONTD
		Management	For	For
-
CONTD immediately preceding the day on which such ordinary
share is contracted-to be purchased and [2] the higher of the last independent trade and the high-est current independent bid on the
London Stock Exchange at the time the purch-ase is carried out;
and [Authority expires at the earlier of the conclusion of-the AGM of Carnival plc to be held in 2011 and or 18 months] [except in relat-ion to the purchase of ordinary shares, the contract of which was entered into-before the expiry of such authority]
Non-Voting
22	Approve the specified Shareholder Proposal	Shareholder	Against	For
23	Transact any other business	Non-Voting

GROUPE BRUXELLES LAMBERT
Security	B4746J115	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	13-Apr-2010
ISIN	BE0003797140	Agenda		702315032 - Management
Item	Proposal	Type	Vote	For/Against Management
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
1	Management report of the Board of Directors and reports of the Statutory-Auditor on the FY 2009	Non-Voting
2	Approve the presentation of the consolidated financial statements for the YE 31 DEC 2009; the non-consolidated annual accounts for the YE 31 DEC 2009, including appropriation of profit	Management	For	For
3	Grant discharge to the Directors for duties performed during the YE 31 DEC 2009	Management	For	For
4	Grant discharge to the Statutory Auditor for duties performed during the YE 31 DEC 2009	Management	For	For
5.1.1	Re-elect Jean-Louis Beffa for a term of 3 years, whose current term of office expire at the end of this general meeting	Management	For	For
5.1.2	Re-elect Victor Delloye for a term of 3 years, whose current term of office expire at the end of this general meeting	Management	For	For
5.1.3	Re-elect Maurice Lippens for a term of 3 years, whose current term of office expire at the end of this general meeting	Management	For	For
5.1.4	Re-elect Michel Plessis-Belair for a term of 3 years, whose current term of office expire at the end of this general meeting	Management	For	For
5.1.5	Re-elect Amaury de Seze for a term of 3 years, whose current term of office expire at the end of this general meeting	Management	For	For
5.1.6	Re-elect Jean Stephenne for a term of 3 years, whose current term of office expire at the end of this general meeting	Management	For	For
5.1.7	Re-elect Gunter Thielen for a term of 3 years, whose current term of office expire at the end of this general meeting	Management	For	For
5.1.8	Re-elect Arnaud Vial for a term of 3 years, whose current term of office expire at the end of this general meeting	Management	For	For
5.2.1	Approve to establish in accordance with Article 526(b) of the Company Code, the independence of Jean-Louis Beffa	Management	For	For
5.2.2	Approve to establish in accordance with Article 526(b) of the Company Code, the independence of Maurice Lippens	Management	For	For
5.2.3	Approve to establish in accordance with Article 526(b) of the Company Code, the independence of Jean Stephenne	Management	For	For
5.2.4	Approve to establish in accordance with Article 526(b) of the Company Code, the independence of Gunter Thielen	Management	For	For
5.3
Approve to renew the mandate of the Statutory Auditor, Deloitte
Reviseurs d'Entreprises SC S.F.D. SCRL, represented by Michel
Denayer, for a term of 3 years and to set this Company's fees at
EUR 70,000 a year, which amount is non indexable and exclusive of VAT
		Management	For	For
6
Approve to set, in accordance with the decisions on the
establishment of a stock option plan by the general meeting of 24
APR 2007, at EUR 12.5 million the maximum value of the shares in relation to the options to be granted in 2010
		Management	For	For
7	Miscellaneous	Non-Voting

DAIMLER AG, STUTTGART
Security	D1668R123	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	14-Apr-2010
ISIN	DE0007100000	Agenda		702273222 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED
DEPENDING ON SOME SUBCUSTODIANS'-PROCESSING IN
THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE TO-OBTAIN BLOCKING INFORMATION
FOR YOUR ACCOUNTS.
Non-Voting
1.
Presentation of the adopted Company financial statements, the approved consoli-dated financial statements, the combined
management report for Daimler AG and-the Group for the 2009
FY, the report of the Supervisory Board and the explana-tory reports on the information required pursuant to Section 289,
Subsections-4 and 5 and Section 315, Subsection 4 of the
German Commercial Code [Handelsge-setzbuch, HGB]
Non-Voting
2.	Resolution on ratification of Board of Management members actions in the 2009 FY	Management	For	For
3	Resolution on ratification of Supervisory Board members actions in the 2009 FY	Management	For	For
4.	Resolution on the approval of the system of remuneration for the members of the Board of Management	Management	For	For
5.	Resolution on the appointment of Auditors for the Company and for the Group for the 2010 FY	Management	For	For
6.	Resolution on authorization for the Company to acquire its own shares and on their utilization, as well as on the exclusion of shareholders subscription rights and rights to sell shares to the Company	Management	For	For
7.
Resolution on authorization to use derivative financial instruments in the context of acquiring own shares, as well as on the exclusion of shareholders subscription rights and rights to sell shares to the
Company
		Management	For	For
8.	Resolution on the election of a new member to the Supervisory Board	Management	For	For
9.	Resolution on amendments to the Articles of Incorporation to adjust to the German Act on the Implementation of the Shareholders Rights Directive [ARUG]	Management	For	For
10.	Resolution on amendments to the Articles of Incorporation to adjust the provisions relating to the Supervisory Board	Management	For	For
11.	Resolution on authorization to issue convertible bonds and/or bonds with warrants, creation of Conditional Capital 2010 and amendment to the Articles of Incorporation	Management	For	For

COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS
MEETING. A LINK TO THE COUNTER P-ROPOSAL
INFORMATION IS AVAILABLE IN THE MATERIAL URL
SECTION OF THE APPLICATIO-N. IF YOU WISH TO ACT ON
THESE ITEMS, YOU WILL NEED TO REQUEST A MEETING
ATTEN-D AND VOTE YOUR SHARES AT THE COMPANYS
MEETING.
Non-Voting

VOLVO AKTIEBOLAGET
Security	928856202	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	14-Apr-2010
ISIN	SE0000115420	Agenda		702289566 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
-	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID-VOTE OPTION. THANK YOU	Non-Voting
1	Opening of the meeting	Non-Voting
2	Election of Sven Unger as the Chairman of the meeting	Non-Voting
3	Verification of the voting list	Non-Voting
4	Approval of the agenda	Non-Voting
5	Election of the minutes-checkers and vote controllers	Non-Voting
6	Determination whether the meeting has been duly convened	Non-Voting
7	Presentation of the work of the Board and Board Committees	Non-Voting
8
Presentation of the annual report and the Auditors' report as well as the-consolidated accounts and the Auditors' report on the consolidated accounts;-in connection therewith, the President's account of the operations
Non-Voting
9	Adopt the income statement and balance sheet and the consolidated income statement and the consolidated balance sheet	Management	For	For
10	Approve that no dividends shall paid, but that all retained earnings at the Annual General Meeting's disposal shall be carried forward	Management	For	For
11	Grand discharge the liability of the members of the Board and the President	Management	For	For
12	Approve to determine the number of members of the Board at nine and no deputy members of the Board	Management	For	For
14	Approve the fees based on invoices for the Audit of the annual accounts, the consolidated accounts, the accounting records and the administration of the Board of Directors and the President	Management	For	For
13
Approve that the individuals fees shall remain on the same level as during 2009; and the Chairman of the Board is awarded SEK
1,500,000 and each of the other members SEK 500,000 with the exception of the President; and the Chairman of the Audit
Committee is awarded SEK 250,000 and the other two members
in the Audit Committee SEK 125,000 each and the members of
the remuneration committee SEK 75,000 each
		Management	For	For
15
Re-elect Messrs. Peter Bijur, Jean-Baptiste Duzan,, Leif
Johansson, Anders Nyren, Louis Schweitzer, Ravi Venkatesan,
Lars Westerberg and Ying Yeh as the Board of Directors and
election of Hanne De Mora as a Board of Director; Election of
Louis Schweitzer as the Chairman of the Board
		Management	For	For
16	Election of the Registered accounting Firm, PricewaterhouseCoopers AB, as the	Management	For	For
17	Election of Messrs. Thierry Moulonguet, representing Renault S.A.S, Carl-Olof	Management	For	For
18	Adopt the Remuneration Policy for Senior Executives as specified	Management	For	For

ACS ACTIV DE CONSTRUC Y SERV
Security	E7813W163	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	14-Apr-2010
ISIN	ES0167050915	Agenda		702292993 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the annual accounts and the Management report	Management	For	For
2	Acknowledge the corporate social responsibility report and the special report of the Article 116 BIS of the markets shares law of 2009	Management	For	For
3	Approve the Management of the Board member	Management	For	For
4	Ratify the Appointment of the Board member	Management	For	For
5	Appointment of the Auditors	Management	For	For
6	Grant authority to purchase own shares	Management	For	For
7	Grant authority to establish a Option Plan on shares	Management	For	For
8	Approve the delegation of powers	Management	For	For
9	Approve the minutes of the proceedings	Management	For	For
-
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A-SECOND CALL ON 15
APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting

BELGACOM SA DE DROIT PUBLIC, BRUXELLES
Security	B10414116	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	14-Apr-2010
ISIN	BE0003810273	Agenda		702303215 - Management
Item	Proposal	Type	Vote	For/Against Management

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
1	Examination of the annual reports of the Board of Directors of Belgacom SA of-Public Law with regard to the annual accounts and consolidated annual accounts-at 31 DEC 2009	Non-Voting
2	Examination of the reports of the Board of Auditors of Belgacom SA of Public L-aw with regard to the annual accounts and of the Auditor with regard to the co-nsolidated annual accounts at 31 DEC 2009	Non-Voting
3	Examination of the information provided by the Joint Committee	Non-Voting
4	Examination of the consolidated annual accounts at 31 DEC 2009	Non-Voting
5	Examination of the annual reports of the Board of Directors of Belgacom Mobile-SA, Telindus NV and Telindus Sorucing SA with regard to the annual accounts a-t 31 DEC 2009	Non-Voting
6	Examination of the reports of the Auditors of Belgacom Mobile SA, Telindus NV-and Telindus Sourcing SA with regard to the annual accounts at 31 DEC 2009	Non-Voting
7	Approve the annual accounts of Belgacom SA of Public Law at 31 DEC 2009 and the annual accounts with regard to the FY closed on 31 DEC 2009, as specified	Management	For	For
8	Grant discharge to the Members of the Board of Directors to the Members of the Board of Directors for the exercise of their mandate during the FY closed on 31 DEC 2009	Management	For	For
9	Grant a special discharge to Mr. Robert Tollet for the exercise of his mandate until 30 SEP 2009	Management	For	For
10	Grant discharge to the Members of the Board of Auditors to the Auditors for the exercise of their mandate during the FY closed on 31 DEC 2009	Management	For	For
11	Grant discharge to the Ernst & Young Bedrijfsrevisoren/Reviseurs D'Enterprises BCV/SCC, represented by Mr. Marnix Van Dooren, for the exercise of his mandate during the FYE on 31 DEC 2009	Management	For	For
12	Appointment of Mrs. Lutgart Van Den Berghe as the Board Member, in accordance with the recommendation of the Nomination an Remuneration Committee, for a period which will expire at the AGM of 2016	Management	For	For
13	Appointment of Mr. Pierre-Alain De Smedt as the Board Member, in accordance with the recommendation of the Nomination and Remuneration Committee, for a period which expire at the AGM of 2016	Management	For	For
14
Approve the remuneration of Mrs. L. Van Den Berghe and Mr. P-
A. De Smedt as follows: fixed annual remuneration of EUR
25,000, attendance fee of EUR 5000 per Board meeting attended, attendance fee of EUR 2,500 per Board advisory Committee
meeting attended, EUR 2,000 per year to cover communication
costs
		Management	For	For
15
Appointment of Deloitte Bedrijfsrevisoren/Reviseurs D'Enterprises
SC Sfd Scrl, represented by Mr. Geert Verstraeten and Luc
Callaert Sc Sfd Sprlu, represented by Luc Callaert for the statutory audit of Belgacom SA of Public Law for a period of 6 years for an annual audit fee of EUR 240,000 [to be indexed annually]
		Management	For	For
16
Approve the Auditor in charge of certifying the consolidated accounts for the Belgacom Group, granted to Ernst & Young
Bedrijfsrevisoren/Reviseurs D'Enterprises BCV/SCC, represented by Mr. Marnix Van Dooren
		Management	For	For
17
Appointment of Deloitte Bedrijfsrevisoren/Reviseurs D'Enterprises
SC Sfd Scrl, represented by Mr. Geert Verstraeten and Mr. Luc
Van Coppenolle, for a period of 3 years for an annual audit fee of
EUR 280,000 [ to be indexed annually]
		Management	For	For
18
Acknowledgement appointment of a Member of the Board of
Auditors of Belgacom SA Public Law, the AGM takes note of the decision of the Cour des comptes taken as 10 FEB 2010,
regarding the nomination of Mr. Pierre Rion for a new term of 6 years
		Management	For	For
19	Approve the annual accounts at 31 DEC 2009 of Belgacom Mobile SA with regard to the FY closed on 31 DEC 2009	Management	For	For
20	Grant discharge to the Members of the Board of Directors of Belgacom Mobile SA for the exercise of their mandate during the FY closed on 31 DEC 2009	Management	For	For
21	Grant discharge to the Auditor of Belgacom Mobile SA for the exercise of his mandate during the FY closed on 31 DEC 2009	Management	For	For
22	Approve the annual accounts of Telindus NV with regard to the FY closed on 31 DEC 2009	Management	For	For
23	Grant discharge of the Members of the Board of Directors of Telindus NV for the exercise of their mandate during the FY closed on 31 DEC 2009	Management	For	For
24	Grant discharge to the Auditor of Telindus NV for the exercise of his mandate during the FY closed on 31 DEC 2009	Management	For	For
25	Approve the annual accounts of Telindus Sourcing SA with regard to the FY closed on 31 DEC 2009	Management	For	For
26	Grant discharge to the Members of the Board of Directors of Telindus Sourcing SA for the exercise of their mandate during the FY closed on 31 DEC 2009	Management	For	For
27	Grant discharge to the Auditor of Telindus Sourcing SA for the exercise of his mandate during the FY closed on 31 DEC 2009	Management	For	For
28	Miscellaneous	Non-Voting

INVESTOR AB, STOCKHOLM
Security	W48102128	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	14-Apr-2010
ISIN	SE0000107419	Agenda		702305043 - Management
Item	Proposal	Type	Vote	For/Against Management
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
-	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID-VOTE OPTION. THANK YOU	Non-Voting
1	Election of Jacob Wallenberg as the Chairman of the Meeting	Management	For	For
2	Approve the voting list and drawing up	Management	For	For
3	Approval of the agenda	Management	For	For
4	Elect one or two persons to attest to the accuracy of the minutes	Management	For	For
5	Approve to determine, whether the meeting has been duly convened	Management	For	For
6	Receive the parent Company's annual report and the Auditors' report, as well-as the consolidated financial statements and the Auditors' report for the-investor group	Non-Voting
7	Approve the President's address	Management	For	For
8	Receive the report on the work of the Board of Directors, the remuneration committee, the audit committee and the finance and risk committee	Management	For	For
9	Adopt the income statement and the balance sheet for the parent Company, as well as the consolidated income statement and the consolidated balance sheet for the investor group	Management	For	For
10	Grant discharge, from liability, to the Members of the Board of Directors and the President	Management	For	For
11
Approve a dividend of SEK 4.00 per share and that Monday, 19
APR 2010, shall be the record date for receipt of the dividend;
should the meeting decide in favor of the proposal, payment of the dividend is expected to be made by Euroclear Sweden AB on
Thursday, 22 APR 2010
		Management	For	For
12	Approve the number of Members of the Board at 11 without Deputy Members	Management	For	For
13
Approve a total compensation to the Board of Directors of SEK
7,312,500 of which, in aggregate SEK 6,375,000 (whereof
unchanged SEK 1,875,000 to the Chairman and unchanged SEK
500,000 to each of the remaining 9 Members of the Board, who are not employed by the Company) in cash and in so-called
synthetic shares and, in aggregate, SEK 937,500 in cash as
remuneration for work in the committees of the Board of Directors;
that at least 25% of the remuneration, before taxes, excluding remuneration for committee work, shall be paid through allocation of synthetic shares; CONTD
		Management	For	For
-
CONTD a Member of the Board of Directors may, however, elect to receive 50%-of the remuneration in synthetic shares; for
administrative reasons, Members-of the Board of Directors with foreign tax domicile shall be entitled to-receive 100% of the remuneration in cash; that the proposal entails the-remuneration to the Board of Directors in an amount of, in aggregate, SEK-
7,312,500, whereof not less than SEK 1,218,750 and not more
than SEK-3,187,500 shall consist of synthetic shares; and that the
Auditors' fees to-be paid upon approval of their invoice
Non-Voting
14
Re-elect Gunnar Brock, Sune Carlsson, Borje Ekholm, Sirkka
Hamalainen, Grace Reksten Skaugen, O. Griffith Sexton, Lena
Treschow Torell, Jacob Wallenberg and Peter Wallenberg Jr as
the Board Members; elect Tom Johnstone and Carola Lemne as
the new Members of the Board of Directors; and re-elect Jacob
Wallenberg as the Chairman of the Board of Directors
		Management	For	For
15
Amend Article 12 of the Articles of Association so that the first and second paragraphs cease to apply and are replaced with the
specified wordings; and approve that the Board of Directors'
proposal for the amendment of Section 12 of the Articles of
Association is conditional upon that an amendment of the
Companies Act (2005:551) having entered into force, entailing that the proposed wording is in accordance with the Companies Act
		Management	For	For
16.a	Approve the guidelines for salary and other remuneration for the President and other Members of the Management Group	Management	For	For
16.b	Approve the Long-term Variable Remuneration Program 2010	Management	For	For
17.a
Authorize the Board, during the period until the next AGM, to decide on: (i) the purchases of Investor's shares on NASDAQ
OMX Stockholm and purchases in accordance with purchase
offerings to shareholders, respectively, and (ii) the transfer of
Investor's shares on NASDAQ OMX Stockholm, or in a manner
other than on NASDAQ OMX Stockholm including the right to
decide on waiver of the shareholders' preferential rights and that payment may be effected other than in cash; repurchases may
take place so that Investor's holding amounts to a maximum of
1/10 of all the shares in the Company
		Management	For	For
17.b
Approve that the transfer of Investor's shares, in a maximum number of 2,700,000 (or the higher number that may follow from a recalculation because of a split, bonus issue or similar action), to the employees in accordance with the long-term variable
remuneration program described in Resolution 16B shall be
possible; the number of shares has been calculated with a certain margin as share price fluctuations during the period up and until the measurement period following the 2010 AGM may have an
effect on the value of the program and, thus, on the number of shares to be included in the program
		Management	For	For
18	Approve the proposal for a Nomination Committee	Management	For	For
19	Conclusion of the meeting	Non-Voting
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting

BELGACOM SA DE DROIT PUBLIC, BRUXELLES
Security	B10414116	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	14-Apr-2010
ISIN	BE0003810273	Agenda		702305586 - Management
Item	Proposal	Type	Vote	For/Against Management
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
1
Authorize the Board of Directors to acquire the maximum number of shares permitted by law in case this acquisition is necessary for preventing any imminent and serious prejudice to the Company, this mandate is granted for a new period of 3 years starting on the day of disclosure of this amendment to the Articles of Association by the General Meeting of 14 APR 2010, the price paid for such shares may not be more than 5% above the highest closing price in the 30 day trading period preceding the transaction, and
no.CONTD
		Management	For	For
-
CONTD.more than 10% below the lowest closing price in that
same 30 day-trading period; pursuant to this decision, approve to modify Article 13,-Section 4 of the Articles of Association as:
replace 11 APR 2007 by 14 APR-2010 in Article 13, Section 4 of
the Articles of Association
Non-Voting
2
Authorize the Board of Directors, for a new period of 3 years starting from the day of this amendment to the Articles of
Association by the general meeting of 14 APR 2010, to increase capital, in any and all forms, including a capital increase where the pre-emptive rights of shareholders are restricted or withdrawn, even after receipt by the Company of a notification from the
Belgian Banking, Finance and Insurance Commission of a
takeover bid for the Company's shares, where this is the case, however, the.CONTD
		Management	For	For
-
CONTD.capital increase must comply with the additional terms and conditions-laid down in Article 607 of the Commercial
Companies Code, pursuant to this-decision, approve to modify
Article 5, Section 3, Sub-section 2 of the-Articles of Association as: replace 11 APR 2007 by 14 APR 2010 in Article 5,-Section 3,
Sub-section 2 of the Articles of Association
Non-Voting
3	Authorize the Secretary General, including that of replacement, for the purpose of coordinating the Articles of Association to reflect the resolutions	Management	For	For

ATLANTIA SPA, ROMA
Security	T05404107	Meeting Type	MIX
Ticker Symbol	Meeting Date	14-Apr-2010
ISIN	IT0003506190	Agenda	702322710 - Management
Item	Proposal	Type	Vote	For/Against Management
MEETING DATE HAS BEEN CHANGED FROM 09 APR 2010 TO 14 APR 2010. THANK YOU	Non-Voting
O.1
Approve: the financial statements as at 31 DEC 2009; the reports of the Board of Directors, the Board of Statutory Auditors and the
auditing firm; the appropriation of net income; and the
presentation of the consolidated balance sheet as at 31 DEC
2009; inherent and consequent resolutions
Management
O.2
Approve, in compliance with and in consequence of Article 2357 and following ones of the Italian Civil Code, Article 132 of Law
Decree 24 FEB 1998 No. 58 and Articles 144 bis of the CONSOB
Regulation adopted with deliberation No. 11971 and following amendments, the authorization to purchase, and the disposal of the Company's own shares, upon partial or total revocation for the non-used part of the authorization granted by the meeting of 23
APR 2009; related and consequential resolutions
Management

PLEASE NOTE THAT, ALTHOUGH THERE ARE 2 PROPOSALS
UNDER RESOLUTION 3 FOR APPROV-AL, YOU CAN VOTE
ON ONLY 1. THE STANDING INSTRUCTIONS FOR THIS
MEETING WILL BE-DISABLED AND, IF YOU CHOOSE, YOU
ARE REQUIRED TO VOTE FOR ONLY 1 OF THE 2 PRO-
POSALS. THANK YOU.
Non-Voting
O.3.1
Approve the slate submitted by Sintonia SA and Schemaventotto
SpA regarding election of Messrs. Clo' Alberto, Benetton Gilberto,
Bertani Alessandro, Cao Stefano, Castellucci Giovanni, Cera
Roberto, Cerchiai Fabio, Malinconico Carlo, Mari Giuliano, Mion
Gianni, Piaggio Giuseppe, Zannoni Paolo, Bellamoli Valerio,
Lapucci Massimo and Troncone Marco as the Directors, and fixing their number and remuneration
Shareholder
O.3.2
Approve the slate submitted by Fondazione Cassa di Risparmio di
Torino regarding election of of Messrs. Bombassei Alberto,
Fassone Antonio and Turicchi Antonino as the Directors, and
fixing their number and remuneration
Shareholder
E.1
Approve the corporate capital increase, free of payment in
accordance with Article 2442 of the Italian civil code, for EUR
28,585,578.00 through issuance of 28,585,578 ordinary shares having the same features of the currently outstanding ordinary shares to be executed through allocation of available reserves
Management

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

LVMH MOET HENNESSY LOUIS VUITTON, PARIS
Security	F58485115	Meeting Type		MIX
Ticker Symbol		Meeting Date	15-Apr-2010
ISIN	FR0000121014	Agenda		702287740 - Management
Item	Proposal	Type	Vote	For/Against Management
-
FRENCH RESIDENT SHAREOWNERS MUST COMPLETE,
SIGN AND FORWARD THE PROXY CARD-DIRECTLY TO THE
SUB CUSTODIAN. PLEASE CONTACT YOUR CLIENT
SERVICE-REPRESENTATIVE TO OBTAIN THE NECESSARY
CARD, ACCOUNT DETAILS AND DIRECTIONS.-THE
FOLLOWING APPLIES TO NON-RESIDENT SHAREOWNERS:
PROXY CARDS: VOTING-INSTRUCTIONS WILL BE
FORWARDED TO THE GLOBAL CUSTODIANS THAT HAVE
BECOME-REGISTERED INTERMEDIARIES, ON THE VOTE
DEADLINE DATE. IN CAPACITY AS-REGISTERED
INTERMEDIARY, THE GLOBAL CUSTODIAN WILL SIGN THE
PROXY CARD AND-FORWARD TO THE LOCAL CUSTODIAN.
IF YOU ARE UNSURE WHETHER YOUR GLOBAL-CUSTODIAN
ACTS AS REGISTERED INTERMEDIARY, PLEASE CONTACT
YOUR REPRESENTATIVE
Non-Voting
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0310/201003101000501.pdf	Non-Voting
O.1	Approve the Company accounts	Management	For	For
O.2	Approve the consolidated accounts	Management	For	For
O.3	Approve the regulated agreements specified in Article L. 225-38 of the Code du Commerce Commercial Code	Management	For	For
O.4	Approve the allocation of the result - setting of the dividend	Management	For	For
O.5	Approve the renewal of the Director's mandate held by M. Bernard Arnault	Management	For	For
O.6	Approve the renewal of the Director's mandate held by Mme. Delphine Arnault	Management	For	For
O.7	Approve the renewal of the Director's mandate held by M. Nicholas Clive Worms	Management	For	For
O.8	Approve the renewal of the Director's mandate held by M. Patrick Houel	Management	For	For
O.9	Approve the renewal of the Director's mandate held by M. Felix G Rahatyn	Management	For	For
O.10	Approve the renewal of the Director's mandate held by M. Hubert Vedrine	Management	For	For
O.11	Appointment of Mme. Helene Carrere d'Encausse as a Director	Management	For	For
O.12	Approve the renewal of the Censor's mandate held by M. Kilian Hennessy	Management	For	For
O.13	Approve the renewal of the Auditor's mandate held by Deloitte & Associes	Management	For	For
O.14	Appointment of Ernst & Young and Others as the Auditors	Management	For	For
O.15	Approve the renewal of the Auditor's mandate held by M. Denis Grison	Management	For	For
O.16	Appointment of Auditex as an Assistant Auditors	Management	For	For
O.17	Grant authority to manipulate Company shares	Management	For	For
E.18	Grant authority to reduce capital stock by canceling self-held shares	Management	For	For

BP PLC, LONDON
Security	G12793108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	15-Apr-2010
ISIN	GB0007980591	Agenda		702293539 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	To receive the report of the Directors and the accounts for the year ended 31 December 2009	Management	For	For
2.	To approve the Directors remuneration report for the year ended 31 December 2009	Management	For	For
3.	To elect Mr. P Anderson as a Director	Management	For	For
4.	To elect Mr. A Burgmans as a Director	Management	For	For
5.	To re-elect Mrs C B Carroll as a Director	Management	For	For
6.	To re-elect Sir William Castell as a Director	Management	For	For
7.	To re-elect Mr I C Conn as a Director	Management	For	For
8.	To re-elect Mr G David as a Director	Management	For	For
9.	To re-elect Mr I E L Davis as a Director	Management	For	For
10.	To re-elect Mr R Dudely as a Director	Management	For	For
11.	To re-elect Mr D J Flint as a Director	Management	For	For
12.	To re-elect Dr B E Grote as a Director	Management	For	For
13.	To re-elect Dr A B Hayward as a Director	Management	For	For
14.	To re-elect Mr A G Inglis as a Director	Management	For	For
15.	To re-elect Dr D S Julius as a Director	Management	For	For
16.	To re-elect C-H Svanberg as a Director	Management	For	For
17.
To reappoint Ernst & young LLP as Auditors from the conclusion of this meeting until the conclusion of the next general meeting before which accounts are laid and to authorize the Directors to fix the Auditors remuneration
		Management	For	For
s.18
To adopt as the new Articles of Association of the Company the draft Articles of Association set out in the document produced to the Meeting and, for the purposes of identification, signed by the chairman, so the new Articles of Association apply in substitution for and to the exclusion of the Company's existing Articles of
Association
		Management	For	For
s.19
To authorize the Company generally and unconditionally to make market purchases (as defined in Section 693(4) of the Companies
Act 2006) of ordinary shares with nominal value of GBP 0.25 each in the Company, provided that: a) the Company does not
purchase under this authority more than 1.9 billion ordinary shares; b) the Company does not pay less than GBP 0.25 for
each share; and c) the Company does not pay more for each
share than 5% over the average of the middle market price of the ordinary shares for the five business days immediately preceding the date on which the Company agrees to buy the shares
concerned , based on share prices and currency exchange rates
		Management	For	For

published in the daily Official List of the London Stock Exchange;
this authority shall continue for the period ending on the date of the Annual General Meeting in 2011 or 15 July 2011, whichever is the earlier, provided that, if the Company has agreed before this date to purchase ordinary shares where these purchases will or may be executed after the authority terminates (either wholly or in part), the Company may complete such purchases

20
To renew, for the period ending on the date on the Annual
General Meeting in 2011 or 15 July, whichever is the earlier, the authority and power conferred on the Directors by the Company's
Articles of Association to allow relevant securities up to an aggregate nominal amount equal to the Section 551 amount (or, is resolution 18 is not passed, equal to the Section 80 amount) of
GBP 3,143 million
		Management	For	For
s.21
To renew, for the period ending on the date on the Annual
General Meeting in 2011 or 15 July, whichever is the earlier, the authority and power conferred on the Directors by the company's
Articles of Association to allow equity securities wholly for cash: a)
in connection with a right issue; b) otherwise than in connection with rights issue up to an aggregate nominal amount equal to the
Section 561 amount (or, is resolution 18 is not passed, equal to the Section 80 amount) of USD 236 million
		Management	For	For
s.22	To authorize the calling of General Meetings of the Company (not being an Annual General Meeting) by notice of at least 14 clear days	Management	For	For
23.
To approve the renewal of the BP Executive Directors Incentive
Plan (the plan), a copy of which is produced to the Meeting
initiated by the chairman for the purpose of identification, for a further five years, and to authorize the Directors to do all acts and things that they may consider necessary or expedient to carry the
Plan into effect
		Management	For	For
24.
Subject to the passing of Resolution 18, to authorize the Directors in accordance with Article 142 of the new Articles of Association to offer the holders of ordinary shares of the Company, to the extent and in the manner determined by the Directors, the right to elect(in whole part), to receive new ordinary shares (credited as fully paid)
instead of cash, in respect of any dividend as may be declared by the Directors from time to time provided that the authority
conferred by this Resolution shall expire prior to the conclusion of the Annual General Meeting to be held in 2015
		Management	For	For
s.25
PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:
Group members requisitioned the circulation of the specified special resolution under the provision of Section 338 of the
Companies Act 2006. the supporting statement, supplied by the requisitions together with the board response, is set out in
Appendix 4 ;that in order to address our concerns for the long term success of the Company arising from the risks associated with the Sunrise SAGD Project, we as Shareholders of the
Company direct that the Audit Committee or a risk Committee of the Board commissions and reviews a report setting out the
assumptions made by the Company in deciding to proceed with
the Sunrise Project regarding future carbon prices, oil price volatility, demand for oil, anticipated regulation of greenhouse gas emissions and legal and reputational risks arising from local environmental damage and impairment of traditional livelihoods.
The findings of the report and review should be reported to
investors in the Business Review section of the Company s
Annual Report presented to the Annual General Meeting in 2011
		Shareholder	Against	For
	PLEASE BE ADVISED THAT PROPOSAL #S.25 IS A SHAREHOLDER PROPOSAL. THE MANAGEME-NT RECOMMENDATION FOR THIS RESOLUTION IS AGAINST.	Non-Voting

FOR ADDITIONAL INFORMATION ON THE BELOW PLEASE
COPY AND PASTE THE LINK INTO YO-UR INTERNET
BROWSER:  Resolution 1: Annual Report and Accounts
http://www.bp-
.com/extendedsectiongenericarticle.do?categoryId=9021605&cont
entId=7040949
Non-Voting

FOR ADDITIONAL INFORMATION ON THE BELOW PLEASE
COPY AND PASTE THE LINK INTO YO-UR INTERNET
BROWSER:  Resolution 2: Directors remuneration report and
Resoluti-on 23: Approval of the Executive Directors Incentive Plan
http://www.bp.com/s-
ubsection.do?categoryId=9027659&contentId=7050551
Non-Voting

FOR ADDITIONAL INFORMATION ON THE BELOW PLEASE
COPY AND PASTE THE LINK INTO YO-UR INTERNET
BROWSER:  Resolution 18: New Articles of Association
http://www.-
bp.com/liveassets/bp_internet/globalbp/globalbp_uk_english/set_b ranch/set_inve-
stors/STAGING/local_assets/downloads/pdf/IC_AGM_articles_of_
association_track_-changes.pdf
Non-Voting

FOR ADDITIONAL INFORMATION ON THE BELOW PLEASE
COPY AND PASTE THE LINK INTO YO-UR INTERNET
BROWSER:  Resolution 24: Scrip dividend
http://www.bp.com/sectio-
ngenericarticle.do?categoryId=9032416&contentId=7059476
Non-Voting
	FOR ADDITIONAL INFORMATION ON THE BELOW PLEASE COPY AND PASTE THE LINK INTO YO-UR INTERNET BROWSER: Resolution 25: Shareholder Resolution on oil sands htt-p://www.bp.com/oilsands	Non-Voting
	FOR ADDITIONAL INFORMATION ON THE BELOW PLEASE COPY AND PASTE THE LINK INTO YO-UR INTERNET BROWSER: BP AGM downloads http://www.bp.com/sectiongenericartic- le.do?categoryId=9032417&contentId=7059465	Non-Voting

RIO TINTO PLC
Security	G75754104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	15-Apr-2010
ISIN	GB0007188757	Agenda		702300358 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the Company's financial statements and the report of the Directors and Auditors for the YE 31 DEC 2009	Management	For	For
2	Recieve the remuneration report for the YE 31 DEC 2009 as set out in the 2009 annual report	Management	For	For
3	Election of Robert Brown as a Director	Management	For	For
4	Election of Ann Godbehere as a Director	Management	For	For
5	Election of Sam Walsh as a Director	Management	For	For
6	Re-election of Guy Elliott as a Director	Management	For	For
7	Re-elect Michael Fitzpatrick as a Director	Management	For	For
8	Re-elect Lord Kerr as a Director	Management	For	For
9
Re-appointment of PricewaterhouseCoopers LLP as Auditors of
the Company to hold office until the conclusion of the next AGM at which accounts are laid before the Company and to authorize the
Audit Committee to determine the Auditors' remuneration
		Management	For	For
10
Authorize the Directors pursuant to and in accordance with
Section 551 of the Companies Act 2006  the 2006 Act  to exercise all the powers of the Company to allot shares or grant rights to subscribe for or convert any securities into shares: i) up to an aggregate nominal amount of GBP 50,321,000; ii) comprising
equity securities  as specified in the 2006 Act  up to a further nominal amount of GBP 50,321,000 in connection with an offer by way of a rights issue; such authorities to apply in substitution for all previous authorities pursuant to Section 80 of the Companies
Act 1985 and to expire on the later of 15 APR 2011 and the date of the 2011 AGM but, in each case, so that the Company may
make offers and enter into agreements during this period which would, or might, require shares to be allotted or rights to subscribe for or to CONTD..
		Management	For	For
-	..CONTD convert any security into shares to be granted after the authority-ends as specified	Non-Voting
11
Authorize the Directors, subject to the passing of Resolution 10 above, to allot equity securities  as specified in the 2006 Act wholly for cash: i) pursuant to the authority given by Paragraph (i)
of Resolution 10 above or where the allotment constitutes an allotment of equity securities by virtue of Section 560(3) of the
2006 Act in each case: a) in connection with a pre-emptive offer;
and b) otherwise than in connection with a pre-emptive offer, up to an aggregate nominal amount of GBP 9,803,000; and ii) pursuant to the authority given by Paragraph (ii) of Resolution 10 above in connection with a rights issue, as if Section 561(1) of the 2006 Act did not apply to any such allotment; such authority shall expire on the later of 15 APR 2011 and the date of the 2011 AGM, but so that the Company may make offers and enter into CONTD..
		Management	For	For
-
..CONTD agreements during this period which would, or might, require equity-securities to be allotted after the power ends and the Board may allot equity-securities under any such offer or agreement as if the power had not ended as-specified
Non-Voting
-
..CONTD fractional entitlements, record dates or legal, regulatory or-practical problems in, or under the laws of, any territory; c)
reference to-an allotment of equity securities shall include a sale of treasury shares;-and d) the nominal amount of any securities shall be taken to be, in the case-of rights to subscribe for or convert any securities into shares of the-Company, the nominal amount of such shares which may be allotted pursuant to-such rights
Non-Voting
12
Authorize: (a) the Company, Rio Tinto Limited and any
subsidiaries of Rio Tinto Limited, to purchase ordinary shares of
10p each issued by the Company RTP Ordinary Shares , such
purchases to be made in the case of the Company by way of
market purchase  as specified in Section 693 of the 2006 Act , provided that this authority shall be limited: i) so as to expire on the later of 15 APR 2011 and the date of the 2011 AGM, unless such authority is renewed prior to that time  except in relation to the purchase of RTP ordinary shares, the contract for which was concluded before the expiry of such authority and which might be executed wholly or partly after such expiry ; ii) so that the number of RTP ordinary shares which may be purchased pursuant to this authority shall not exceed 152,488,000; iii) so that the maximum price payable CONTD.
		Management	For	For
-
..CONTD for each such RTP Ordinary Share shall be not more
than 5% above the-average of the middle market quotations for
RTP ordinary shares as derived-from the London Stock Exchange
Daily Official List during the period of five-business days
immediately prior to such purchase; and iv) so that the minimum-
price payable for each such RTP ordinary share shall be 10p; and
b) the-Company be and is hereby authorized for the purpose of
Section 694 of the-2006 Act to purchase off-market from Rio Tinto
Limited and any of its-subsidiaries any RTP ordinary shares
acquired under the authority set out-under (a) above pursuant to one or more contracts between the Company and Rio-Tinto
Limited on the terms of the form of contract which has been
produced to-the meeting  and is for the purpose of identification
CONTD..
Non-Voting
-
..CONTD marked A and initialled by the Chairman   each, a
Contract  and such-contracts be hereby approved, provided that: i)
such authorization shall-expire on the later of 15 APR 2011 and the date of the 2011 AGM; ii) the-maximum total number of RTP ordinary shares to be purchased pursuant to-contracts shall be
152,488,000; and iii) the price of RTP ordinary shares-purchased pursuant to a contract shall be an aggregate price equal to the-
average of the middle market quotations for RTP ordinary shares as derived-from the London Stock Exchange Daily Official List during the period of five-business days immediately prior to such purchase multiplied by the number of-RTP ordinary shares the subject of the contract or such lower aggregate price-as may be agreed between the Company and Rio Tinto Limited, being not
less-than one penny
Non-Voting
13	Approve the general meeting other than an AGM may be called on not less than 14 clear days notice	Management	For	For

SAIPEM S P A
Security	T82000117	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	16-Apr-2010
ISIN	IT0000068525	Agenda		702295026 - Management
Item	Proposal	Type	Vote	For/Against Management
-
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A-SECOND CALL ON 26
APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. PLEASE BE ALSO-ADVISED THAT YOUR
SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR
THE-MEETING IS CANCELLED. THANK YOU.
Non-Voting
1	Approve the financial statement at 31 DEC 2009, consolidated financial statement at 31 DEC 2009; report of the Board of Directors, the Board of Auditors and Independent Auditors	Management	For	For
2	Approve the allocation of profits	Management	For	For
3	Approve the revocation of task of auditing to Pricewaterhouse and assignment of task of auditing to Reconta Ernst Young	Management	For	For

CAPITALAND LTD
Security	Y10923103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	16-Apr-2010
ISIN	SG1J27887962	Agenda		702297210 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive and adopt the Directors' report and audited financial statements for the YE 31 DEC 2009 and the Auditors' report thereon	Management	For	For
2.	Declare a first and final 1-tier dividend of SGD 0.055 per share and a special 1-tier dividend of SGD 0.05 per share for the YE 31 DEC 2009	Management	For	For
3.	Approve the Directors' fees of SGD 1,183,331 for the YE 31 DEC 2009	Management	For	For
4.a	Re-appointment of Dr. Hu Tsu Tau as a Director, who retires under Section 153(6) of the Companies Act, Chapter 50 of Singapore, to hold office from the date of this AGM until the next AGM	Management	For	For
4.b	Re-appointment of Mr. Richard Edward Hale as a Director, who retires under Section 153(6) of the Companies Act, Chapter 50 of Singapore to hold office from the date of this AGM until the next AGM	Management	For	For
5.a	Re-election of Mr. Peter Seah Lim Huat as a Director, who retires by rotation pursuant to Article 95 of the Articles of Association of the Company	Management	For	For
5.b	Re-election of Mr. Liew Mun Leong as a Director, who retires by rotation pursuant to Article 95 of the Articles of Association of the Company	Management	For	For
6.a	Re-election of Dr. Fu Yuning as a Director, who retires pursuant to Article 101 of the Articles of Association of the Company	Management	For	For
6.b	Re-election of Mr. John Powell Morschel as a Director, who retires pursuant to Article 101 of the Articles of Association of the Company	Management	For	For
7.	Re-appointment of the Messrs KPMG LLP as the Auditors of the Company and to authorize the Directors to fix their remuneration	Management	For	For
8.	Transact such other business	Non-Voting
9.	Appointment of Mr. Ng Kee Choe as a Director pursuant to Article 101 of the Articles of Association of the Company, with effect from 16 APR 2010	Management	For	For
10.
Authorize the Directors of the Company, pursuant to Section 161 of the Companies Act, Chapter 50 of Singapore issue shares in the capital of the Company [shares] whether by way of rights, bonus or otherwise; and/or to make grant offers agreements or options [collectively Instruments] that might or would require shares to be issued, including but not limited to the creation and issue of [as well as adjustments to] warrants, debentures or other instruments convertible into shares, at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute discretion deem fit; and
[notwithstanding the authority conferred by this resolution may have ceased to be in force] issue shares in pursuance of any instrument made or granted by the Directors while this resolution was in force; the aggregate number of shares to be issued
pursuant to this resolution [including shares to be issued in pursuance of instruments made or granted pursuant to this
		Management	For	For

resolution] dose not exceed 50% of the total number of issued shares [excluding treasury shares] in the capital of the Company
[as calculated in accordance with this Resolution], of which the aggregate number of shares to be issued other than on a pro rata basis to shareholders of the Company [including shares to be issued in pursuance of Instruments made or granted pursuant to this Resolution] does not exceed 10% of the total number of
issued shares [excluding treasury shares] in the capital of the
Company [as calculated in accordance with this Resolution];
[subject to such manner of calculation as may be prescribed by the Singapore Exchange Securities Trading Limited [SGX-ST] for
the purpose of determining the aggregate number of shares that may be issued under this Resolution, the total number of issued shares [excluding treasury shares] shall be based on the total number of issued shares [excluding treasury shares] in the capital of the Company at the time this Resolution is passed, after
adjusting for: new shares arising from the conversion or exercise of any convertible securities or share options or vesting of share awards which are outstanding or subsisting at the time this
Resolution is passed; and any subsequent bonus issue,
consolidation or subdivision of shares; in exercising the authority conferred by this Resolution, the Company shall comply with the provisions of the Listing Manual of the SGX-ST for the time being in force [unless such compliance has been waived by the SGX-
ST] and the Articles of Association for the time being of the
Company; and [Authority expires the earlier or at the conclusion of the next AGM of the Company or the date by which the next AGM of the Company is required by law to be held]

CAPITALAND LTD
Security	Y10923103	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	16-Apr-2010
ISIN	SG1J27887962	Agenda		702300598 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Authorize the Directors of the Company, for the purposes of
Sections 76C and 76E of the Companies Act, Chapter 50 (the
'Companies Act'), to purchase or otherwise acquire ordinary
shares in the capital of the Company (Shares) not exceeding in aggregate the Maximum Limit (as specified), at such price or prices as may be determined by the Directors from time to time up to the Maximum Price (as specified), whether by way of: CONTD
		Management	For	For
-
CONTD (i) market purchase(s) on the Singapore Exchange
Securities Trading-Limited (SGX-ST) and/or any other stock
exchange on which the Shares may for-the time being be listed and quoted (Other Exchange); and/or (ii) off-market-purchase(s)
(if effected otherwise than on the SGX-ST or, as the case may be,-Other Exchange) in accordance with any equal access
scheme(s) as may be-determined or formulated by the Directors as they consider CONTD
Non-Voting
-
CONTD fit, which scheme(s) shall satisfy all the conditions
prescribed by the-Companies Act, and otherwise in accordance with all other laws and-regulations and rules of the SGX-ST or, as the case may be, Other Exchange as-may for the time being be applicable, (the Share Purchase Mandate);-Authority expires the earlier of the date on which the next AGM of the-Company is held or the date by which the next AGM of the Company is required-by law to be CONTD
Non-Voting
-
CONTD held ; and to complete and do all such acts and things
(including-executing such documents as may be required) as they and/or he may consider-expedient or necessary to give effect to the transactions contemplated and/or-authorized by this
Resolution
Non-Voting
2
Approve a new performance share plan to be known as the
'CapitaLand Performance Share Plan 2010' (the 'CapitaLand PSP
2010'), the rules of which, for the purpose of identification, have been subscribed to by the Chairman of the Meeting, under which awards (PSP Awards) of fully paid-up Shares, their equivalent cash value or combinations thereof will be granted, free of
payment, to selected employees (including Executive Directors)
CONTD
		Management	For	For
-
CONTD of the Company, its subsidiaries and associated
Companies, details of-which are as specified; and authorize the
Directors of the Company: (i) to-establish and administer the
CapitaLand PSP 2010; and (ii) to modify and/or-alter the
CapitaLand PSP 2010 at any time and from time to time,
provided-that such modification and/or alteration is effected in accordance with the-provisions of the CapitaLand PSP 2010, and to do all such acts and to enter-CONTD
Non-Voting
-
CONTD into all such transactions and arrangements as may be
necessary or-expedient in order to give full effect to the
CapitaLand PSP 2010; and to-grant PSP Awards in accordance
with the provisions of the CapitaLand PSP 2010-and to allot and issue from time to time such number of fully paid-up Shares-as may be required to be delivered pursuant to the vesting of PSP
Awards-under the CapitaLand PSP 2010, provided that the
aggregate CONTD
Non-Voting
-
CONTD number of new Shares allotted and issued and/or to be
allotted and-issued, when aggregated with existing Shares
(including Shares held in-treasury and cash equivalents) delivered and/or to be delivered, pursuant to-the CapitaLand PSP 2010, the
CapitaLand RSP 2010 (as specified Resolution 3),-and all Shares, options or awards granted under any other share schemes of-the
Company then in force, shall not exceed 8% of the total number of issued-Shares (excluding treasury shares) from time to time
Non-Voting
3
Approve a new restricted share plan to be known as the
'CapitaLand Restricted Share Plan 2010' (the 'CapitaLand RSP
2010'), the rules of which, for the purpose of identification, have been subscribed to by the Chairman of the Meeting, under which awards (RSP Awards) of fully paid-up Shares, their equivalent cash value or combinations thereof will be granted, free of
payment, to selected employees (including Executive Directors
CONTD
		Management	For	For
-
CONTD and Non-Executive Directors of the Company, its
subsidiaries and-associated companies, details of which are as specified; and authorize the-Directors of the Company: (i) to establish and administer the CapitaLand RSP-2010; and (ii) to modify and/or alter the CapitaLand RSP 2010 at any time and-
from time to time, provided that such modification and/or alteration is-effected in accordance with the provisions of the CapitaLand
CONTD
Non-Voting
-
CONTD RSP 2010, and to do all such acts and to enter into all such-transactions and arrangements as may be necessary or
expedient in order to-give full effect to the CapitaLand RSP 2010;
and to grant RSP Awards in-accordance with the provisions of the
CapitaLand RSP 2010 and to allot and-issue from time to time such number of fully paid-up Shares as may be-required to be delivered pursuant to the vesting of RSP Awards under the-
CONTD
Non-Voting
-
CONTD CapitaLand RSP 2010, provided that the aggregate
number of new Shares-allotted and issued and/or to be allotted and issued, when aggregated with-existing Shares (including
Shares held in treasury and cash equivalents)-delivered and/or to be delivered, pursuant to the CapitaLand RSP 2010, the-
CapitaLand PSP 2010 (as specified in Resolution 2), and all
Shares, options-or awards granted under any other share
schemes of the Company then in CONTD
Non-Voting
-	CONTD force, shall not exceed 8% of the total number of issued Shares-(excluding treasury shares) from time to time	Non-Voting

OVERSEA-CHINESE BANKING CORPORATION LTD, SINGAPORE
Security	Y64248209	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	16-Apr-2010
ISIN	SG1S04926220	Agenda		702318103 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the audited accounts for the FYE 31 DEC 2009 and the reports of the Directors and the Auditors thereon	Management	For	For
2.A	Re-appoint Mr. Lee Seng Wee as a Director under Section 153 6 of the Companies Act, Chapter 50, to hold from the date of this AGM until the next AGM	Management	For	For
2.B	Re-appoint Mr. Patrick Yeon Khwai Hoh as a Director under Section 15 6 of the Companies Act, Chapter to hold from the date of this AGM until the next AGM	Management	For	For
3.A	Re-elect Mr. David Philbrick Conner as a Director who retires by rotation	Management	For	For
3.B	Re-elect Professor Neo Boon Slong as a Director who retires by rotation	Management	For	For
4	Approve the final one-tier exempt dividend of 14 cents per ordinary share, in respect of the FYE 31 DEC 2009	Management	For	For
5
Approve the remuneration of the Non-executive Directors of the
Bank for the FYE 31 DEC 2009 comprising the following: a)
Directors' fees of SGD 1,746,000; b) 6,000 ordinary shares in the capital of the Bank for each Non-executive Director of the bank and for this purpose to pass the following resolution with or without amendments as an ordinary resolution: i) pursuant to
Article 140 of the Articles of Association of the bank, authorize the
Directors of the bank to allot and issue an aggregate of 60,000 ordinary shares in the capital of the bank  the Remuneration
Shares  as bonus shares for which no consideration is payable, to
The Capital Depository Plc  Limited for the account of: 1) Mr.
Bobby Chin Yoka Choong  or for the account of such depository agents as he may direct  Contd..
		Management	For	For
-
Contd.. in respect of 6,000 remuneration shares; 2) Mrs. Pang Al
Lian  or for-the account of such depository agents as he may direct  in respect of 6,000-remuneration shares; 3) Mr. Giam Chin
Toon  or for the account of such-depository agents as he may direct  in respect of 6,000 remuneration shares;-4) Mr. Lee Seng
Wee  or for the account of such depository agents as he may-
direct  in respect of 6,000 remuneration shares; 5) Dr. Lee Tih
Shih  or for-the account of such depository agents as he may direct  in respect of 6,000-remuneration shares; 6) Mr. Colm
Martin McCarthy  or for the account of such-depository agents as he may direct  in respect of 6,000 remuneration shares;-7)
Professor Neo Boon Slong  or for the account of such depository agents as-he may direct  in respect of 6,000 remuneration shares;
8) Mr. Pramukti-Surjaudaja Contd..
Non-Voting
-
Contd..  or for the account of such depository agents as he may direct  in-respect of 6,000 remuneration shares; 9) Mr. Wong
Nang Jang  or for the-account of such depository agents as he may direct  in respect of 6,000-remuneration shares; 10) Mr.
Patrick Yeon Khwai Hoh  or for the account of-such depository agents as he may direct  in respect of 6,000 remuneration-shares;
as payment in part of their respective non-executive Directors-
remuneration for the FYE 31 DEC 2009, the remuneration shares to rank in all-respects pari passu with the existing ordinary shares;
and ii) authorize any-Director of the Bank or the Secretary to do all
things necessary or desirable-to give effect to as specified
Non-Voting
6	Appoint Auditors and approve to fix their remuneration	Management	For	For
7
Authorize the Directors of the Bank to : 1) i) issue ordinary shares in the capital of the bank  Ordinary Shares  whether by way of rights, bonus or otherwise; and/or ii) make or grant offers, agreements or options collectively, Instruments  that might or would require ordinary shares to be issued, including but not limited to the creation and issue of  as well as adjustments to warrants, debentures or other instruments convertible into
ordinary shares; on a pro rata basis to shareholders of the bank, at any time upon such terms and conditions and for such
purposes as the Directors may in their absolute discretion deem fit, and ii)  notwithstanding the authority conferred by this resolution may have ceased to be in force  issue ordinary shares in pursuance of any instrument made or granted by the Directors while this Contd..
		Management	For	For
-
Contd.. resolution was in force, provided that: 1) the aggregate number of-ordinary shares to be issued pursuant to this resolution including ordinary-shares to be issued in pursuance of instruments made or granted pursuant to-this resolution shall not exceed 50%
of the total number of issued ordinary-shares in the capital of the bank excluding treasury shares  as calculated in-accordance with paragraph 2  as specified ; 2)  subject to such manner of-
calculation and adjustments as may be prescribed by the
Singapore Exchange-Securities Trading Limited  SGX-ST   for the
purpose of determining the-aggregate number of ordinary shares that may be issued under Paragraph 1  as-specified, the total number of issued ordinary shares in the capital of the-bank
excluding treasury shares shall be based on the total number of issued-ordinary shares Contd..
Non-Voting
-
Contd.. in the capital of the bank excluding treasury shares at the time this-resolution is passed, after adjusting for: i) new ordinary shares arising-from the conversion or exercise of any convertible securities or share-options or vesting of share awards which or outstanding or subsisting at the-time of this resolution is passed;
and ii) any subsequent bonus issue,-consolidation or subdivision of ordinary shares; 3) in exercising the-authority conferred by this resolution, the bank shall comply with the-provisions of the listing manual of the SGX-ST for the time being in force-unless such compliance has been waived by the SGX-ST  and the Articles of-
Association for the time being of the bank; Contd..
Non-Voting
-	Contd.. and Authority expires the earlier of the conclusion of the next AGM-of the Bank or the date by which the next AGM of the Bank is required by law-to be held	Non-Voting
8
Authorize the Directors of the Bank to: i) offer and grant options in accordance with the provisions of the OCBC share option scheme
2001  the 2001 Scheme  and/or grant rights to subscribe for
ordinary shares in accordance with the provisions of the OCBC employee share purchase plan  the Plan ; and ii) allot and issue from time to time such number of ordinary shares in the capital of bank as may be required to be issued pursuant to the exercise options under the 2001 scheme and/or such number of ordinary shares in the capital of the bank as may be required to be issued pursuant to the exercise of rights to subscribe for ordinary shares, under the plan; Contd..
		Management	For	For
-
Contd.. provided that the aggregate number of new ordinary
shares to be-issued pursuant to t he 2001 scheme and the plan shall not exceed 5% of the-total number of issued ordinary shares in the capital of the bank excluding-treasury shares from time to time
Non-Voting
9
Authorize the Directors of the Bank to allot and issue from time to time such number of ordinary shares as may be required to be allotted and issued pursuant to the Overseas Chinese Banking
Corporation Limited Scrip Dividend Scheme
		Management	For	For
10
Authorize the Directors of the Bank to: i) allot and issue
preference share referred to in Articles 7A, 7B, 7C, 7D, 7E, 7F,
7G, 7H, 7I, 7J, 7K, 7L and 7M of the Articles of Association of the
bank, other preference shares or non-voting shares in the capital of the bank whether by way of rights, bonus or otherwise; and/or
ii) make or grant offers, agreements or options that might or would require preference shares referred to in this resolution or non-
voting shares to be issued, not being ordinary shares to which the authority referred to in Resolution 7 relates at any time and upon such terms and conditions and for such purposes and to such
persons as the Directors may in their absolute discretion deem fit, and  notwithstanding the authority conferred by this resolution may have ceased to be in force  Contd..
		Management	For	For
-
Contd.. issue preference shares referred to in this resolution or non-voting-shares in pursuance of any offers, agreements or
options made or granted by-the Directors while this resolution was in force; and  Authority expires the-earlier of the conclusion of the next AGM of the Bank or the date by which-the next AGM of the
Bank is required by law to be held
Non-Voting

OVERSEA-CHINESE BANKING CORPORATION LTD, SINGAPORE
Security	Y64248209	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	16-Apr-2010
ISIN	SG1S04926220	Agenda		702318571 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Authorize the Directors of the Bank, for the purposes of Sections
76C and 76E of the Companies Act, Chapter 50 of Singapore [the
Companies Act], to purchase or otherwise acquire issued ordinary shares in the capital of the Bank [Ordinary Shares], not exceeding in aggregate the Maximum limit [as specified], at such price or prices as may be determined by the Directors from time to time up to the maximum price [as defined] whether by way of: market
purchase[s] on the Singapore Exchange Securities Trading
Limited [SGX-ST] and/or any other stock exchange on which the ordinary shares may for the time being be listed and quoted [other
Exchange] and/or; off-market purchase[s] if effected otherwise than on the SGX-ST or, or as the case may be, other exchange] in accordance with any equal access Scheme[s] as may be
determined or CONTD
		Management	For	For

CONTD  formulated by the Directors as they consider fit, which scheme[s] shall-satisfy all the conditions prescribed by the
Companies Act; or otherwise in a-ccordance with all other laws and regulations and rules of the SGX-ST, or as t-he case may be, other exchange as may for the time being be applicable, and ap-
proved generally and unconditionally [the "Share Purchase
Mandate"]; unless va-ried or revoked by the Bank is general
meeting, the authority conferred on the-Directors of the Bank pursuant to the Share purchase mandate may be exercised-by the
Directors at any time and from time to time during the period commenci-ng from the date of the passing of this resolution;
[Authority expires on the-earlier of the date on which the next
AGM of the Bank is held and by which the-next AGM is required
CONTD
Non-Voting

CONTD... by the law]; Authorize the Directors to do all such acts and things [-including executing such documents as may required]
as they and/or he may cons-ider expedient or necessary to give effect to the transactions contemplated
Non-Voting

BANCO POPULAR ESPANOL SA, MADRID
Security	E19550206	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	18-Apr-2010
ISIN	ES0113790531	Agenda		702305257 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 19
APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU
Non-Voting
1.
Approve the annual accounts [balance sheet, profit and loss
account, statement of changes in equity, cash flow statement and notes] and management report of Spanish Banco popular SA and its consolidate group as well as the proposed appropriation of earnings and social management, all for the FY 2009
		Management	For	For
2.	Approve the supplementary payments paid dividend for the FY 2009 through the partial distribution of the share premium reserve of shares through the delivery of shares of the bank from treasury	Management	For	For
3.	Re-election of Auditors for review and legal audit of the financial statements of the bank and consolidated	Management	For	For
4.
Authorize the bank and its subsidiaries may acquire its own
shares, with in the conditions and maximum extent permitted by law, and to carry out its depreciation from own resources and consequent reduction of share capital
		Management	For	For
5.	Receive the report on the policy of remuneration of members of the Board of Directors and senior management, for an advisory rating	Management	For	For
6.
Approve the delegation of powers to the Board of Directors, with the power of substitution, to the formulation, interpretation, correction and more full execution of the agreements adopted by the general meeting
		Management	For	For

HENKEL AG & CO. KGAA, DUESSELDORF
Security	D32051126	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		19-Apr-2010
ISIN	DE0006048432	Agenda		702265009 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT THESE SHARES HAVE NO VOTING RIGHTS, SHOULD YOU WISH TO ATTEND-THE MEETING PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD. THANK YOU.	Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS 29 MAR 2010, WHEREAS-THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
GE-RMAN LAW. THANK YOU
Non-Voting
1.
Presentation of the annual financial the consolidated financial statements as-endorsed by the Supervisory Board, and of the
Management reports of Henkel AG-& Co. KGaA and of the Group, including the corporate governance/corporate mana-gement and remuneration reports, the report of the Supervisory Board for fisca-l 2009, and the resolution adopting the annual financial statements of Henkel-AG & CO. KGaA for fiscal 2009
Non-Voting
2.	Resolution on the appropriation of profit	Non-Voting
3.	Resolution to approve and ratify the actions of the personally liable partner	Non-Voting
4.	Resolution to approve and ratify the actions of the Supervisory Board	Non-Voting
5.	Resolution to approve and ratify the actions of the shareholders' Committee	Non-Voting
6.
Resolution on the appointment of the Auditors of the annual
financial statemen-ts and the consolidated financial statements for fiscal 2010 and the examiners-for the financial review of interim reports
Non-Voting
7.1	Election of Kfm. Johann-Christoph Frey as a Member of Supervisory Board	Non-Voting
7.2	Election of HErrn Dr. Rer. Nat. Kaspar Freiher Von Rraun as a Member of Superv-isory Board	Non-Voting
8.	Resolution to approve the remuneration system for Members of the Management Bo-ard	Non-Voting
9.
Resolution to adopt the amendment of Article 19(3) Article 20(1)
and (4), Arti-cle 21(2) and (3) and Article 23(3) of the Articles of
Association in line wit-h the requirements of the Act implementing the shareholders' rights directive-[ARUG]
Non-Voting
10.
Resolution to renew authorization to purchase and appropriate the
Corporation'-s own shares [treasurystock] in accordance with
Clause 71(1) No. 8 AktG and to-exclude the pre-emptive rights of existing shareholders
Non-Voting
11.
Resolution to cancel the existing authorized capital amount and to create a ne-w authorized capital amount [authorized capital 2010]
for cash contributions w-ith the option of excluding pre-emptive rights, with corresponding amendments-of the Articles of
Association
Non-Voting

HENKEL AG & CO. KGAA, DUESSELDORF
Security	D32051126	Meeting Type		Special General Meeting
Ticker Symbol		Meeting Date	19-Apr-2010
ISIN	DE0006048432	Agenda		702265011 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS 29 MAR 2010, WHEREAS-THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
GE-RMAN LAW. THANK YOU
Non-Voting
PLEASE KINDLY NOTE THIS IS A SPECIAL MEETING FOR HOLDERS OF PREFERENCE SHARES-ONLY. THANK YOU		Non-Voting
1.
Announcement of the resolution of the AGM of 19 APR 2010 to
cancel the existin-g authorized capital amount and to create authorized capital amount [authorize-d capital 2010] for cash contributions with the options of excluding pre-empti-ve rights, with corresponding amendment of the Articles of Association as spec-ified
Non-Voting
2.
Special resolution of the preferred shareholders pertaining to the resolution of the AGM of 19 ARP 2010 to cancel the existing
authorized capital amount and to create a new authorized capital amount [authorized capital 2010] to be issued for cash with the option of excluding pre-emptive rights, with corresponding
amendments of the Articles of Association, as per the proposed resolution announced under Item 1 of this agenda
		Management	For	For

NOBLE GROUP LTD
Security	G6542T119	Meeting Type		Special General Meeting
Ticker Symbol		Meeting Date	19-Apr-2010
ISIN	BMG6542T1190	Agenda		702322518 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve, ratify and adopt the entry by the Company into  i  a transaction facilitation deed with respect to the off-market takeover offer  the "Gloucester Offer"  by Macarthur Coal Limited
"Macarthur"  to acquire all of the issued securities of Gloucester
Coal Limited  Gloucester"  and  ii  a share sale deed
"Middlemount Share Sale Deed"  with respect to, inter alia, the purchase by Custom Mining Pty Ltd  "Custom Mining"  of all the
shares of Middlemount Coal Pty Ltd  "Middlemount"  held by the
Company and its subsidiaries  the "Group" ; b  the disposal by the
Group of  i  71,902,868 Gloucester shares to Macarthur pursuant to the Group's acceptance of the Gloucester Offer and  ii  81,450
Middlemount shares to Custom Mining pursuant to, .CONTD..
		Management	For	For
-
.CONTD.. and in accordance with, the terms of the Middlemount
Share Sale Deed-collectively, the "Disposals" ; the acquisition by the Group of up to-82,903,564 Macarthur shares  together with the
Disposals, the "Transactions"-as part of the consideration for the
Disposals; d  authorize the Directors of-the Company and each of them to complete and do all such acts and things-including
executing all such documents and to make all such amendments-
thereto as may be required in connection with the Transactions as they or he-may consider necessary, desirable or expedient or in the interests of the-Company to give effect to this resolution as they or be may deem fit
Non-Voting

MEDIASET SPA, COLOGNO MONZESE
Security	T6688Q107	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	20-Apr-2010
ISIN	IT0001063210	Agenda		702296636 - Management
Item	Proposal	Type	Vote	For/Against Management
-
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A-SECOND CALL ON 21
APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. PLEASE BE ALSO-ADVISED THAT YOUR
SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR
THE-MEETING IS CANCELLED. THANK YOU.
Non-Voting
1	Approve the financial statement at 31 DEC 2009, report of the Board of Directors, of the Board of Auditors and Independent Auditors, presentation of consolidated financial statement at 31 DEC 2009	Management	For	For
2	Approve the distribution of profits, any adjournment thereof	Management	For	For
3	Approve the supplement to the appointment of Independent Auditors Reconta Ernst & Young S.p.A. by resolution of the general meeting on 16 APR 2008; pertinent resolutions	Management	For	For
4	Grant authority to share buyback and sale, any adjournment thereof	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN TEXT OF RESOLUTION 3. IF-YOU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLE-SS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

REED ELSEVIER N V
Security	N73430113	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	20-Apr-2010
ISIN	NL0006144495	Agenda		702298351 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Opening	Non-Voting
2	Receive the annual report of 2009	Non-Voting
3	Approve the broad outline of the Corporate Governance Structure of the-Company and compliance with the amended Dutch Corporate Governance Code-Corporate Governance statement 2009	Non-Voting
4	Adopt the 2009 annual financial statements	Management	For	For
5.A	Approve to release the Members from liability of the Executive Board	Management	For	For
5.B	Approve to release the Members from liability of the Supervisory Board	Management	For	For
6	Declare a dividend at EUR 0.293 over the FY 2009	Management	For	For
7	Appointment of External Auditors	Management	For	For
8.A	Re-appoint Robert Polet to the Supervisory Board	Management	For	For
8.B	Re-appoint Anthony Habgood to the Supervisory Board	Management	For	For
8.C	Re-appoint Ben Van Der Veer to the Supervisory Board	Management	For	For
9.A	Re-appoint Erik Engstrom to the Executive Board	Management	For	For
9.B	Re-appoint Mark Armour to the Executive Board	Management	For	For
10.A	Amend the remuneration policy	Management	For	For
10.B	Approve the New Long-term Incentive Plan: The Growth Plan	Management	For	For
10.C	Approve the New Long-term Incentive Plan: The BIP 2010	Management	For	For
11	Authorize the Executive Board to acquire shares in the Company	Management	For	For
12.A	Approve to designate the Combined Board as the authorized body to issue shares and to grant rights to acquire shares in the capital of the Company	Management	For	For
12.B	Approve the extension of the Combined Board as the authorized body to limit or exclude pre-emptive rights to the issuance of shares	Management	For	For
13	Any other business	Non-Voting
14	Closing	Non-Voting
-	PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING AT THIS GENERAL MEETING ARE-RELAXED AS THERE IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED WITH-THIS MEETING. THANK YOU.	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN TEXT OF RESOLUTION 6. IF-YOU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLE-SS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

GAS NATURAL SDG SA, BARCELONA
Security	E5499B123	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	20-Apr-2010
ISIN	ES0116870314	Agenda		702298539 - Management
Item	Proposal	Type	Vote	For/Against Management
-
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A-SECOND CALL ON 21
APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting
1	Approve the annual accounts and management report of Gas Natural SDG of 2009	Management	For	For
2	Approve the annual accounts and the Management report of Gas Natural SDG, S.A. consolidated Group, with reference to the FYE 31 DEC 2009	Management	For	For
3	Approve the application of 2009 profits and distribution of dividends	Management	For	For
4	Approve the management of the Board of Directors during FY 2009	Management	For	For
5	Re-appoint the Auditors of the Company and its consolidated group for FY 2010	Management	For	For
6.1	Approve the re-appointment or appointment of Antonio Brufau Niubo as the Board Member	Management	For	For
6.2	Approve the re-appointment or appointment of Enrique Alcantara- Garcia Irazoqui as the Board Member	Management	For	For
6.3	Approve the re-appointment or appointment of Luis Suarez de Lezo Mantilla	Management	For	For
7
Authorize the Board of Directors to issue bonds, debentures and other similar securities, either straight or secured, not convertible into shares, as well as preferred shares, in the form and amount that the general meeting may decide in conformity with the Law, rendering void the authority granted thereto by the general
meeting of Shareholders of 16 MAY 2007, authorize the Company to guarantee the new securities issued by its subsidiary
Companies
		Management	For	For
8
Authorize the Board of Directors to carry out the derivative acquisition of own shares, either directly or via affiliated
Companies of Gas Natural SDG, S.A., under the terms that the general meeting may approve and within the legal limits and
requirements, rendering void the authority granted thereto by the general meeting of shareholders dated 26 JUN 2009
		Management	For	For
9
Authorize the Board of Directors, within a 5 year period, to increase the corporate capital, all at once or in stages, issuing ordinary, preference or redeemable shares with or without voting rights, with or without share premium, up to a maximum amount equivalent to 50%, of the corporate capital, for the amount and at the time that the Board may think fit, excluding, if necessary, the preferential subscription rights, subsequently restating the temporary Article of the Articles of Association, all of the foregoing under the provisions of Section 153.1.b of the Spanish Limited
Companies Act, Ley de Sociedad es Anonimas, rendering void the authority granted thereto by the general meeting of 26 JUN 2009
		Management	For	For
10	Approve the delegation of powers for the execution, construction, development, rectification and implementation of the resolutions adopted by the general meeting	Management	For	For

UNICREDIT SPA, GENOVA
Security	T95132105	Meeting Type		MIX
Ticker Symbol		Meeting Date		20-Apr-2010
ISIN	IT0000064854	Agenda		702327518 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL OF EGM
ON 21 APR 2010 AT 09:00 AM AND A THIRD CALL OF EGM
AND THE SE-COND CALL OF THE AGM ON 22 APR 2010 AT
10:30 AM. CONSEQUENTLY, YOUR VOTING INS-TRUCTIONS
WILL REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK-YOU.
Non-Voting
1.
Presentation of the financial statement as at 31 DEC 2009,
accompanied with the Directors and Auditing Company's Reports;
Board of Statutory Auditors' Report. Presentation of the
consolidated financial statement.
Management
2.	Allocation of the net profit of the year;	Management

PLEASE NOTE THAT ALTHOUGH THERE ARE TWO
CANDIDATE SLEDS TO BE ELECTED AS AUDIT-ORS, THERE
IS ONLY ONE VACANCY AVAILABLE TO BE FILLED AT THE
MEETING. THE STAN-DING INSTRUCTIONS FOR THIS
MEETING WILL BE DISABLED AND, IF YOU CHOOSE, YOU
AR-E REQUIRED TO VOTE FOR ONLY ONE OF THE TWO
AUDITOR SLEDS. THANK YOU.
Non-Voting
3.1
List presented by Fondazione Cassa di Risparmio di Verona,
Vicenza, Belluno e Ancona: Permanemt Auditors: 1. Mr. Cesare
Bisoni, 2. Mr. Vincenzo Nicastro, 3. Mr. Michele Rutigliano, 4. Mrs
Claudia Cattani, and 5. Mr. Alessandro Trotter;  Alternate
Auditors: 1. Mr. Paolo Domenico Sfameni, 2. Mr. Giuseppe
Verrascina
Management
3.2
List presented by Allianz Global Investor Italia Sgr, Aletti Gestielle
SGR Spa, BNP Paribas Asset Management SGR SPA, Eurizon
Capital SGR Spa, Eurizon Capital SA - Eurizon Easy Fund Equity
Europe, Eurizon Easy Fund Equity  Euro, Eurizon Easy Fund
Equity Italy, Eurizon Easy Fund Equity Financial, Fideuram
investimenti SGR SPA, Fideuram Gestions SA, Interfund Sicav,
ARCA SGR SPA, PGGM Global Equity PF Fund, ANIMA SGR
SPA, Mediolanum International Funds - Challenge Funds,
Mediolanum Gestione Fondi SGR SPA, Ersel Asset management
SGR Spa, Stichting Pensioenfonds ABP, Stichting Depositary
APG Developed Markets Equity Pool, representing more than
0.50% of Unicredit stock capital: Permanemt Auditors: 1. Mr.
Maurizio Lauri, 2. Mr. Marco ventoruzzo, 3. Mr. Mario Stella
Richter, 4. Mr. Roberto Lonzar, and 5. Mr. Giuliano Lemme;
Alternate Auditors: 1. Mr. Massimo Livatino, and 2. Mr. Stefano
Zambon.
Shareholder
4.	Determination of the remuneration for the Statutory Auditors, for each year in office, in accordance with Clause 30 of the UniCredit's Articles of Association.	Management
5.	Redefinition of the compensation for the Chairman of the Supervisory Body ex D.Lgs 231/01.	Management
6.	Remuneration policy for the Group.	Management
7.	UniCredit Group Employee Share Ownership Plan 2010.	Management
8.	UniCredit Group Long Term Incentive Plan 2010.	Management
E.1
Delegation to the Board of Directors, under the provisions of section 2443 of the Italian Civil Code, of the authority to resolve, on one or more occasions for a maximum period of one year
starting from the date of the shareholders' resolution, to increase share capital, with the exclusion of subscription rights, as allowed by section 2441.8 of the Italian Civil Code, for a maximum nominal amount of EUR 64,000,000 to service the exercise of options to subscribe to up to 128,000,000 ordinary shares in UniCredit of par value EUR 0.50 each, to be reserved for the Personnel of the
Holding Company and of Group banks and companies who hold
positions of particular importance for the purposes of achieving the Group's overall objectives; consequent amendments to the articles of association.
Management
E.2
Delegation to the Board of Directors, under the provisions of section 2443 of the Italian Civil Code, of the authority to resolve, on one or more occasions for a maximum period of 5 years
starting from the date of the shareholders' resolution, to carry out a free capita' increase, as allowed by section 2349 of the Italian
Civil Code, for a maximum nominal amount of EUR 29,500,000
corresponding to up to 59,000,000 ordinary shares in UniCredit of par value EUR 0.50 each, to be granted to the Personnel of the
Holding Company and of Group banks and companies, who hold
positions of particular importance for the purposes of achieving the Group's overall objectives; consequent amendments to the articles of association.
Management

BLOCKING OF SHARES IS NOT REQUIRED IN THE ITALIAN
MARKET; SPECIFIC POLICIES AT-THE INDIVIDUAL SUB-
CUSTODIANS MAY VARY. UPON RECEIPT OF THE VOTING
INSTRUCTIO-N, IT IS POSSIBLE THAT YOUR SHARES MAY
BE BLOCKED. IF YOU HAVE CONCERNS REGARD-ING YOUR
ACCOUNTS, PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE.
Non-Voting

REED ELSEVIER P L C
Security	G74570121	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	21-Apr-2010
ISIN	GB00B2B0DG97	Agenda		702302465 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the financial statements	Management	For	For
2	Approve the Directors remuneration report	Management	For	For
3	Declare a final dividend	Management	For	For
4	Re-appoint the Auditors	Management	For	For
5	Approve the Auditors remuneration	Management	For	For
6	Election of Anthony Habgood as a Director	Management	For	For
7	Election of Ben van der Veer as a Director	Management	For	For
8	Re-elect Erik Engstrom as a Director	Management	For	For
9	Re-elect Mark Armour as a Director	Management	For	For
10	Re-elect Robert Polet as a Director	Management	For	For
11	Grant authority to allot shares	Management	For	For
S.12	Approve the disapplication of pre emption rights	Management	For	For
S.13	Grant authority to purchase own shares	Management	For	For
S.14	Approve the notice period for general meetings	Management	For	For
S.15	Approve the Articles of Association	Management	For	For
16	Approve the Reed Elsevier Growth Plan	Management	For	For
17	Approve the Reed Elsevier Bonus Investment Plan 2010	Management	For	For

WOLTERS KLUWER NV
Security	ADPV09931	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	21-Apr-2010
ISIN	NL0000395903	Agenda		702314927 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING AT THIS GENERAL MEETING ARE-RELAXED AS THERE IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED WITH-THIS MEETING. THANK YOU.	Non-Voting
1	Opening of the General Meeting	Non-Voting
2.a	Receive the report of the Managing Board for the FY 2009	Non-Voting
2.b	Receive the report of the Supervisory Board for the FY 2009	Non-Voting
2.c	Corporate Governance	Non-Voting
3.a	Adopt the financial statements for 2009 as included in the annual report for 2009	Management	For	For
3.b
Approve to distribute EUR 0.66 per share in cash, as dividend or as far as necessary against one or more reserves that need not to be maintained under the law, or, at the option of the holders of ordinary shares, in the form of ordinary shares, chargeable to the share premium reserve, or if preferred, the other reserves; this is an increase of 2% compared to last year's dividend, and therefore in line with the existing progressive dividend policy
		Management	For	For
4.a	Approve to release the Members of the Executive Board from liability for the exercise of their duties, as stipulated in Article 28 of the Articles of Association	Management	For	For
4.b	Approve to release the Members of the Supervisory Board from liability for the exercise of their duties, as stipulated in Article 28 of the Articles of Association	Management	For	For
5.a	Re-appoint Mr. A. Baan as the Member of the Supervisory Board	Management	For	For
5.b	Reappoint Mr. S.B. James as Member of the Supervisory Board	Management	For	For
6	Amend the Articles of Association of Wolters Kluwer nv in order to bring them into conformity as much as possible with amended legislation and regulations	Management	For	For
7.a
Approve to extend the Executive Board's authority, until a date 18 months following 21 APR 2010, subject to the approval of the
Supervisory Board, to issue shares and/or grant rights to
subscribe for shares, up to a maximum of 10% of the issued
capital on 21 APR 2010, to be increased by a further 10% of the issued capital on 21 APR 2010, in case the issuance is
effectuated in connection with, or on the occasion of, a merger or acquisition; these percentages do not include the shares issued as stock dividend pursuant to the resolution of the General
Meeting of Shareholders by virtue of the proposal to distribute
(stock) dividend as referred to under Resolution 3b on the agenda
		Management	For	For
7.b
Approve to extend the Executive Board's authority, until a date 18 months following 21 APR 2010, subject to the approval of the
Supervisory Board, to restrict or exclude the pre-emptive rights of holders of ordinary shares when ordinary shares are issued and/or rights to subscribe for ordinary shares are granted based on the authority requested in Resolution 7a, up to a maximum of 10% of the issued capital on 21 APR 2010, to be increased by a further
10% of the issued capital on 21 APR 2010, in case the issuance is effectuated in connection with, or on the occasion of, a merger or acquisition; CONTD
		Management	For	For
-
CONTD the authority of the Executive Board to restrict or exclude statutory-pre-emptive rights is related to the fact that due to some foreign legal-systems shareholders outside the Netherlands are not eligible in some cases-to exercise statutory pre-emptive rights;
in the event of an issue of shares,-the Executive Board could decide in conformity with market practice to grant-existing
shareholders non-statutory pre-emptive rights
Non-Voting
8
Authorize the Executive Board for a period of 18 months, starting
21 APR 2010, to acquire, for a consideration on the stock
exchange or otherwise, the Company's own paid-up shares, up to a maximum of 10% of the issued capital on 21 APR 2010, in the case of ordinary shares at a price between the nominal stock value of the shares and 110% of the closing price of the ordinary shares on the Stock Exchange of Euronext Amsterdam on the day
preceding the day of purchase as reported in the Official Price List of Euronext Amsterdam, and in the case of preference shares at their nominal value; the authority of the Executive Board to acquire own shares may be withdrawn by the General Meeting of
Shareholders
		Management	For	For
9	Transact any other business	Non-Voting
10	Closing of the General meeting	Non-Voting

ALBERTA ENERGY LTD
Security	292505104	Meeting Type		MIX
Ticker Symbol		Meeting Date	21-Apr-2010
ISIN	CA2925051047	Agenda		702318076 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTIONS 3 AND 4 AND 'IN FAVOR' OR 'ABSTAIN' ONLY FOR RESOLUTION-1.1 TO 1.11 AND 2. THANK YOU.	Non-Voting
1.1	Election of Peter A. Dea as a Director	Management	For	For
1.2	Election of Randall K. Eresman as a Director	Management	For	For
1.3	Election of Claire S. Farley as a Director	Management	For	For
1.4	Election of Fred j. Fowler as a Director	Management	For	For
1.5	Election of Barry W. Harrison as a Director	Management	For	For
1.6	Election of Suzanne P. Nimocks as a Director	Management	For	For
1.7	Election of David P. O'Brien as a Director	Management	For	For
1.8	Election of Jane L. Peverett as a Director	Management	For	For
1.9	Election of Allan P. Sawin as a Director	Management	For	For
1.10	Election of Bruce G. Waterman as a Director	Management	For	For
1.11	Election of Clayton H. Woitas as a Director	Management	For	For
2	Appointment of PricewaterhouseCoopers LLP as the Auditors at a remuneration	Management	For	For
3	Amend and Reconfirm the Shareholder rights plan	Management	For	For
4	Approve to confirm the amendments to By-law No.1	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN CORPORATION NAME. IF YOU-HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS Y-OU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
	PLEASE NOTE THAT THE CORPORATION NAME FOR THIS ISIN HAS BEEN CHANGED FROM ALBE-RTA ENERGY LTD TO ENCANA CORPORATION.	Non-Voting

DANONE, PARIS
Security	F12033134	Meeting Type		MIX
Ticker Symbol		Meeting Date	22-Apr-2010
ISIN	FR0000120644	Agenda		702273145 - Management
Item	Proposal	Type	Vote	For/Against Management
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners: Proxy Cards: Voting-instructions will be forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL-LINK-https://balo.journal- officiel.gouv.fr/pdf/2010/0301/201003011000503.pdf	Non-Voting
O.1	Approve the Company's financial statements for the FYE on 31 DEC 2009	Management	For	For
O.2	Approve the consolidated financial statements for the FYE on 31 DEC 2009	Management	For	For
O.3	Approve the allocation of income for the FYE on 31 DEC 2009 and setting of the dividend at EUR 1.20 per share	Management	For	For
O.4	Approve the renewal of Mr. Franck RIBOUD's term as a Board member	Management	For	For
O.5	Approve the renewal of Mr. Emmanuel FABER's term as a Board member	Management	For	For
O.6	Approve the renewal of the Company PricewaterhouseCoopers Audit as a permanent Statutory Auditor	Management	For	For
O.7	Appointment of the Cabinet Ernst & Young et Autres as a permanent Statutory	Management	For	For
O.8	Appointment of Mr. Yves NICOLAS as a substitute Statutory Auditor	Management	For	For
O.9	Appointment of the Company Auditex as a substitute Statutory Auditor	Management	For	For
O.10	Approve the agreements under the Statutory Auditors' special report	Management	For	For
O.11	Approve the agreements and Undertakings pursuant to Articles L. 225-38 and L. 225-42-1 of the Commercial Code relating to Mr. Franck RIBOUD	Management	For	For
O.12	Approve the agreements and Undertakings pursuant to Articles L. 225-38 and L. 225-42-1 of the Commercial Code relating to Mr. Emmanuel FABER	Management	For	For
O.13	Approve the agreements and Undertakings pursuant to Articles L. 225-38 and L. 225-42-1 of the Commercial Code relating to Mr. Bernard HOURS	Management	For	For
O.14	Authorize the Board of Directors to purchase, hold or transfer Company's shares	Management	For	For
E.15	Authorize the Board of Directors to carry out allocations of Company's existing shares or to be issued	Management	For	For
E.16	Amend Article 26 II of the Statutes relating to the limitation of the voting rights	Management	For	For
E.17	Grant powers for the formalities	Management	For	For

SCHNEIDER ELECTRIC SA, RUEIL MALMAISON
Security	F86921107	Meeting Type		MIX
Ticker Symbol		Meeting Date	22-Apr-2010
ISIN	FR0000121972	Agenda		702275543 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE	Non-Voting

"French Resident Shareowners must complete, sign and forward the Proxy Card di-rectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions The following ap-plies to Non-
Resident Shareowners: Proxy Cards: Voting instructions will be fo-
rwarded to the Global Custodians that have become Registered
Intermediaries, o-n the Vote Deadline Date. In capacity as
Registered Intermediary, the Global C-ustodian will sign the Proxy
Card and forward to the local custodian. If you a-re unsure
whether your Global Custodian acts as Registered Intermediary, pleas-e contact your representative"
Non-Voting
1.	Approve the Company's accounts for the year 2009	Management	For	For
2.	Approve the consolidated accounts for the year 2009	Management	For	For
3.	Approve the allocation of income for the year, setting of the dividend and option of dividend payment in shares	Management	For	For
4.	Approve the report on regulated agreements and commitments concluded in 2009 or during previous years	Management	For	For
5.	Approve the profit by M. Emmanuel Babeau under the additional pension scheme for French Directors in the Group	Management	For	For
6.	Approve to renew the mandate of a member of the Board of Directors, M. Henri Lachmann	Management	For	For
7.	Approve to renew the mandate of a member of the Board of Directors, M. Serge Weinberg	Management	For	For
8.	Approve to renew the mandate of a member of the Board of Directors, M. Gerard Martiniere	Management	For	For
9.	Approve to renew the mandate of a member of the Board of Directors, M. Noel Forgeard	Management	For	For
10.	Approve to renew the mandate of a member of the Board of Directors, Mme. Cathy Kopp	Management	For	For
11.	Approve to renew the mandate of a member of the Board of Directors, M. James Ross	Management	For	For
12.	Approve to renew the appointment of the Ernst and Young ET Autre's as Statutory Auditor for a 6 year period	Management	For	For
13.	Appointment of the Ernst and Young ET Autre's as a Deputy Auditor of the Company, the Company Auditex for a 6 year period	Management	For	For
14.	Approve to renew the appointment of the Company Mazars as the Statutory Auditor for a 6 year period	Management	For	For
15.	Appointment of the 'Mazars', Mr. Thierry Blanchetier as the Deputy Auditor of the Company for A 6-year period	Management	For	For
16.	Authorize the company to purchase its own shares: maximum share price EUR 100	Management	For	For
E.17
Authorize the Board of Directors to decide, with a view to
increasing, with suppression of the preferential subscription right, and as part of an odder as specified in II of Article L. 411-2 of the
Code Monetaire et Financier [Monetary and Financial Code],
capital stock within a nominal limit of 100 million Euros [5% of capital stock], through the issue of ordinary shares or any financial security, granting access to capital stock by the company or one of its subsidiaries, whose issue price will be set by the Board of
Directors in accordance with the procedures determined by the
General Meeting of the Shareholders
		Management	For	For
E.18	Authorize the Board of Directors to increase capital stock reserved for employees who belong to the Company Savings Plan	Management	For	For
E.19	Approve the increase in capital stock reserved for one category of beneficiaries: in favour of employees of foreign companies within the Group: either directly, or via entities acting on their behalf	Management	For	For
E.20	Powers for formalities	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN RESOLUTIONS TYPE. IF YOU-HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS Y-OU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

RWE AG, ESSEN
Security	D6629K109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Apr-2010
ISIN	DE0007037129	Agenda		702283540 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT THESE SHARES HAVE NO VOTING RIGHTS, SHOULD YOU WISH TO ATTEND-THE MEETING PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD. THANK YOU.	Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS 01 APR 2010, WHEREAS-THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
GE-RMAN LAW. THANK YOU
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 financ-ial year with the report of the Supervisory Board, the group financial stateme-nts and group annual report as well as the report by the Board of Managing Dir-ectors and the proposal for the appropriation of the distributable profit
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
1,867,507,627.13 as follows: Payment of a dividend of EUR 3.50 per no-par share EUR 52,782.62 shall be carried forward Ex-
dividend and payable date: 23 APR 2010
		Management	For	For
3.	Ratification of the acts of the Board of Managing Directors	Management	For	For
4.	Ratification of the acts of the Supervisory Board	Management	For	For
5.	Approval of the remuneration system for the Board of Managing Directors	Management	For	For
6.	Appointment of the Auditors for the 2010 FY: PricewaterhouseCoopers AG, Essen	Management	For	For
7.	Appointment of the Auditors for the review of the financial report for the first half of the 2010 FY: PricewaterhouseCoopers AG, Essen	Management	For	For
8.	Elections to the Supervisory Board: Dr. Dieter Zetsche, Frithjof Kuehn, Dr. Wolfgang Schuessel	Management	For	For
9.
Authorization to acquire own shares to acquire own shares of up to 10 % of its share capital, at a price not deviating more than 10
% from the market price of the shares, on or before 21 OCT 2011
b) the Board of Managing Directors shall be authorized to re-tire the shares, to use the shares for mergers and acquisitions, to dispose of the shares in a manner other than through the stock exchange or by way of a public offer to all shareholders at a price not materially below the market price of the shares, to use the shares for satisfying option and/o r conversion rights, and to offer the shares to holders of conversion and/or option rights within the scope of a public offer to all shareholders
		Management	For	For
10.
Amendments to the Articles of Association a) Section 2 (1), in
respect of the object of the Company being adjusted to reflect the
Company's focus on its core business b) Section 10(8)2 deletion
CAA] Section 18, in respect of the shareholders meeting being convened at least 36 days prior to the meeting CBB] Section
15(3), in respect of the Board of Managing Directors being
authorized to permit shareholders to participate in a shareholders meeting by the use of electronic means of communication Section
		Management	For	For

16(3), in respect of the Board of Managing Directors being
authorized to permit shareholders to absentee vote at a
shareholders meeting Section 17(2)2, in respect of the
shareholders meeting being transmitted electronically CCC]
Section 16(3), in respect of proxy-voting instructions being issued in written form unless stipulated otherwise in the notice of shareholders meeting

11.	Approval of the amendments to the existing control and profit transfer agreement with the Company’s subsidiary RWE Supply + Trading GmbH	Management	For	For

COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS
MEETING. A LINK TO THE COUNTER P-ROPOSAL
INFORMATION IS AVAILABLE IN THE MATERIAL URL
SECTION OF THE APPLICATIO-N. IF YOU WISH TO ACT ON
THESE ITEMS, YOU WILL NEED TO REQUEST A MEETING
ATTEN-D AND VOTE YOUR SHARES AT THE COMPANYS
MEETING.
Non-Voting

RIO TINTO LTD
Security	Q81437107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Apr-2010
ISIN	AU000000RIO1	Agenda		702293868 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the Company's financial report and the reports of the Directors and the Auditors for the YE 31 DEC 2009	Management	For	For
2	Approve the remuneration report for the YE 31 DEC 2009 as specified	Management	For	For
3	Election of Robert Brown as a Director	Management	For	For
4	Election of Ann Godbehere as a Director	Management	For	For
5	Election of Sam Walsh as a Director	Management	For	For
6	Re-elect Guy Elliott as a Director	Management	For	For
7	Re-elect Michael Fitzpatrick as a Director	Management	For	For
8	Re-elect Lord Kerr as a Director	Management	For	For
9
Re-appoint PricewaterhouseCoopers LLP as the Auditors of Rio
Tinto plc to hold office until the conclusion of the next AGM at which accounts are laid before Rio Tinto plc and authorize the
Audit committee to determine the Auditors' remuneration
		Management	For	For
S.10
Grant authority to buybacks by Rio Tinto Limited of fully paid ordinary shares in Rio Tinto Limited  Ordinary Shares  in the period following this approval until  and including  the date of the
Rio Tinto Limited 2011 AGM or 21 APR 2011  whichever is the
later : (a) under one or more off-market buyback tender schemes in accordance with the terms as specified; and (b) pursuant to on-
market buybacks by Rio Tinto Limited in accordance with the
Listing Rules of the Australian Securities Exchange, but only to the extent that the number of Ordinary Shares bought back
pursuant to the authority in this resolution, whether under any
Buyback Tenders or pursuant to any on-market buybacks, does
not in that period exceed 43.5 million Ordinary Shares
		Management	For	For
S.11
Grant authority to buybacks by Rio Tinto Limited of Ordinary
Shares from Tinto Holdings Australia Pty Limited  THA  in the period following this approval until  and including  the date of the
Rio Tinto Limited 2011 AGM or 21 APR 2011  whichever is the
later  upon the terms and subject to the conditions set out in the draft buyback agreement between Rio Tinto Limited and THA
entitled 2010 RTL-THA Agreement , as specified
		Management	For	For

ANGLO AMERN PLC
Security	G03764134	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Apr-2010
ISIN	GB00B1XZS820	Agenda		702293882 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the financial statements of the Company and the group and the reports of the Directors and Auditors for the YE 31 DEC 2009	Management	For	For
2	Election of Sir Philip Hampton as a Director of the Company	Management	For	For
3	Election of Ray O'Rourke as a Director of the Company	Management	For	For
4	Election of Sir John Parker as a Director of the Company	Management	For	For
5	Election of Jack Thompson as a Director of the Company	Management	For	For
6	Re-election of Cynthia Carroll as a Director of the Company	Management	For	For
7	Re-election of Nicky Oppenheimer as a Director of the Company	Management	For	For
8	Re-appointment of Deloitte LLP as the Auditors of the Company for the ensuing year	Management	For	For
9	Authorize the Directors to determine the remuneration of the Auditors	Management	For	For
10	Approve the Director's remuneration report for the YE 31 DEC 2009 set out in the annual report	Management	For	For
11
Approve that the authority conferred on the Directors by Article 9.2
of the Company's new Articles  as defined in Resolution 14   to be
adopted at the conclusion of this AGM pursuant to Resolution 14 be renewed upon the new Articles becoming effective for the
period ending at the end of the AGM in 2011 or on 30 JUN 2011, whichever is the earlier and for such period the Section 551 amount shall be USD 72.3 million; such authority shall be in substitution for all previous authorities pursuant to section 551 of the Companies Act 2006
		Management	For	For
S.12
Approve, subject to the passing of Resolution 11 above, to renew the power conferred on the Directors by Article 9.3 of the
Company's New Articles  to be adopted at the conclusion of the
AGM pursuant to Resolution 14  upon the New Articles becoming effective for the period referred to in such resolution and for such period the Section 561 amount shall be USD 36.1 million; such authority shall be in substitution for all previous powers pursuant to Section 561 of the Companies Act 2006
		Management	For	For
S.13
Authorize the Company, pursuant to Section 701 of the
Companies Act 2006, to make market purchases  with in the
meaning of Section 693 of the Companies Act 2006  of ordinary shares of 54 86/91 US cents each in the capital of the Company provided that, the maximum number of ordinary shares of 54
86/31 US cents each in the capital of the Company to be acquired is 197.3 million, at a minimum price which may be paid for an ordinary share is 54 86/91 US cents and the maximum price which may be paid for an ordinary share is an amount equal to the
higher of 105% of the average of the middle market quotation for an ordinary share, as derived from the London Stock Exchange
Daily Official List, CONTD
		Management	For	For
-
CONTD for the 5 business days immediately preceding the day on which such-ordinary share is contracted to be purchased and the highest current bid as-stipulated by Article 5(1) of the Buy-back and stabilization regulations-2003;  Authority expires at the conclusion of the AGM of the Company in 2011-except in relation to the purchase of ordinary shares the contract for which-was concluded before the expiry of such authority and which might be executed-wholly or partly after such expiry  unless such authority is renewed prior to-such time
Non-Voting
S.14
Amend the Articles of Association of the Company by deleting all the provisions of the Company's Memorandum of Association by virtue of Section 28 of the Companies Act 2006, are to be treated as provisions of the Company's Articles of Association; and adopt the Articles of Association of the Company to the meeting and initialed by the Chairman of the meeting for the purpose of
identification  the 'New Articles'  in substitution for, and to the exclusion of the existing Articles of Association
		Management	For	For
S.15	Approve that a general meeting other than the AGM may be called on not less than 14 clear days' notice	Management	For	For

BANK OF EAST ASIA LTD, HONG KONG
Security	Y06942109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Apr-2010
ISIN	HK0023000190	Agenda		702298236 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR" OR "AGAINST" FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Adopt the audited accounts and the report of the Directors and the Independent Auditor's report for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend of HKD 0.48 per share with scrip option for the YE 31 DEC 2009	Management	For	For
3.a	Re-elect Dr. The Hon. Sir David Li Kwok-po as a Director	Management	For	For
3.b	Re-elect Dr. Allan WONG Chi-yun as a Director	Management	For	For
3.c	Re-elect Mr. Aubrey Li Kwok-sing as a Director	Management	For	For
3.d	Re-elect Mr. Winston LO Yau-lai as a Director	Management	For	For
3.e	Re-elect Tan Sri Dr. KHOO Kay-peng as a Director	Management	For	For
3.f	Re-elect Mr. Stephen Charles Li Kwok-sze as a Director	Management	For	For
4	Re-appoint KPMG as the Auditors of the Bank and authorize the Directors to fix their remuneration	Management	For	For
5
Approve to increase the authorized capital of the Bank from HKD
6,500,000,000 divided into 2,600,000,000 ordinary shares of HKD
2.50 each and USD 500,000,000 divided into 500,000 Substitute
Preference Shares of USD 1,000 each to HKD 10,000,000,000
divided into 4,000,000,000 ordinary shares of HKD 2.50 each and
USD 500,000,000 divided into 500,000 Substitute Preference
Shares of USD 1,000 each by the creation of an additional
1,400,000,000 ordinary shares of HKD 2.50 each
		Management	For	For
6
Authorize the Directors, to allot, issue and dispose of additional shares of the Bank and make or grant offers, agreements, options or warrants during and after the relevant period, not exceeding
10% of the aggregate nominal amount of the issued share capital of the Bank as at the date of this Resolution, other than pursuant to: i) a rights issue; ii) the exercise of any share option scheme or similar arrangement adopted for the grant or issue to the
employees of the Bank and its subsidiaries of shares or rights to acquire shares of the Bank; iii) any scrip dividend or similar arrangement in accordance with the Articles of Association of the
Bank;  Authority expires the earlier of the conclusion of the next
AGM of the Bank or the expiration of the period with in which the next AGM of the Bank is required by law to be held
		Management	For	For
7
Authorize the Directors, to repurchase ordinary shares of HKD
2.50 each in the capital of the Bank during the relevant period, in accordance with all applicable laws and regulations of the Rules
Governing the Listing of Securities on The Stock Exchange of
Hong Kong Limited or any other stock exchange as amended from time to time, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Bank;  Authority expires the earlier of the conclusion of the next AGM of the Bank or the expiration of the period with in which the next AGM of the Bank is required by law to be held
		Management	For	For
8
Approve, conditional on the passing of Resolutions 6 and 7  as specified , to extend the general mandate granted to the Directors to allot shares pursuant to Resolution 6, by adding to the
aggregate nominal amount of the share capital which may be
allotted or agreed to be allotted by the Directors pursuant to such general mandate an amount representing the aggregate nominal amount of the share capital of the Bank repurchased by the Bank pursuant to Resolution 7  as specified
		Management	For	For

VOLKSWAGEN AG, WOLFSBURG
Security	D94523103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		22-Apr-2010
ISIN	DE0007664039	Agenda		702302679 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT VOTING INSTRUCTIONS HAVE TO BE
RECEIVED IN WRITTEN FORM FOR V-OTING RIGHTS TO BE
EXERCISED AT THIS MEETING. IF YOU WISH TO VOTE,
PLEASE EMAI-L SIMONE KORN
(SIMONE.KORN@BROADRIDGE.COM) AND FRANZISKA
FUNKE (FRANZISKA.FUNK-E@BROADRIDGE.COM) TO
REQUEST THE NECESSARY FORMS. WHEN REQUESTING
FORMS, PLEAS-E STATE YOUR PROXYEDGE INSTITUTION
ID TO MAKE SURE YOU RECEIVE THE CORRECT DOC-
UMENTATION FOR YOUR ACCOUNTS. IF YOU ONLY WANT
TO VOTE A SUBSET OF YOUR ACCOUN-TS, PLEASE LIST
ALL ACCOUNTS TO BE VOTED IN ADDITION TO YOUR
PROXYEDGE ID. VOT-ES INPUT INTO PROXYEDGE WILL BE
RECORDED FOR RECORD KEEPING PURPOSES BUT WILL-
NOT BE PROCESSED. PLEASE NOTE DUE TO THESE
SPECIAL REQUIREMENTS ALL WRITTEN FO-RMS MUST BE
RETURNED BY 09.04.2010, 15:00 GMT.
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS  01.04.2010, WHEREAS-THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
GE-RMAN LAW. THANK YOU
Non-Voting
1.
Presentation of the adopted annual financial statements, the approved consolid-ated financial statements, the management
report and the Group management repo-rt for the year ended
December 31, 2009, together with the Report by the Super-visory
Board on fiscal year 2009 as well as the explanatory report by the
Boar-d of Management on the informations in accordance with
sections 289(4) and 315-(4) of the Handelsgesetzbuch (HGB
– German Commercial Code).
Non-Voting
2.	Resolution on the appropriation of the net profit of Volkswagen Aktiengesellsc-haft	Non-Voting
3.	Resolution on formal approval of the actions of the members of the Board of Ma-nagement for fiscal year 2009	Non-Voting
4.	Resolution on formal approval of the actions of the members of the Supervisory-Board for fiscal year 2009	Non-Voting
5.1	Election of a member of the Supervisory Board: Mr J rg Bode	Non-Voting
5.2	Election of a member of the Supervisory Board: Dr. Hussain Ali Al Abdulla	Non-Voting
6.	Resolution on the authorization to issue bonds with warrants and/or convertibl-e bonds, the creation of contingent capital and the corresponding amendment to-the Articles of Association	Non-Voting
7.	Resolution on the approval of the system for the remuneration of the members o-f the Board of Management	Non-Voting
8.	Resolution on the approval of intercompany agreements	Non-Voting
9.
Election of the auditors and Group auditors for fiscal year 2010 as well as of-the auditors to review the condensed consolidated financial statements and in-terim management report for the first six months of 2010
Non-Voting

VOLKSWAGEN AG, WOLFSBURG
Security	D94523103	Meeting Type		Special General Meeting
Ticker Symbol		Meeting Date	22-Apr-2010
ISIN	DE0007664039	Agenda		702302681 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT VOTING INSTRUCTIONS HAVE TO BE
RECEIVED IN WRITTEN FORM FOR V-OTING RIGHTS TO BE
EXERCISED AT THIS MEETING. IF YOU WISH TO VOTE,
PLEASE EMAI-L SIMONE KORN
(SIMONE.KORN@BROADRIDGE.COM) AND FRANZISKA
FUNKE (FRANZISKA.FUNK-E@BROADRIDGE.COM) TO
REQUEST THE NECESSARY FORMS. WHEN REQUESTING
FORMS, PLEAS-E STATE YOUR PROXYEDGE INSTITUTION
ID TO MAKE SURE YOU RECEIVE THE CORRECT DOC-
UMENTATION FOR YOUR ACCOUNTS. IF YOU ONLY WANT
TO VOTE A SUBSET OF YOUR ACCOUN-TS, PLEASE LIST
ALL ACCOUNTS TO BE VOTED IN ADDITION TO YOUR
PROXYEDGE ID. VOT-ES INPUT INTO PROXYEDGE WILL BE
RECORDED FOR RECORD KEEPING PURPOSES BUT WILL-
NOT BE PROCESSED. PLEASE NOTE DUE TO THESE
SPECIAL REQUIREMENTS ALL WRITTEN FO-RMS MUST BE
RETURNED BY 09.04.2010, 15:00 GMT.
Non-Voting
THIS IS A SPECIAL MEETING OF PREFERRED SHAREHOLDERS		Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS  01 April 2010 , WHE-REAS THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY.-THIS IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH TH-E
GERMAN LAW. THANK YOU
Non-Voting

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS USUAL
THANK YOU
Non-Voting
1.
Approval of the resolution authorizing the Board of Management to issue bonds with warrants and/or convertible bonds and to create contingent capital to grant options and/or conversion rights to subscribe for non-voting preferred shares in accordance with item 6 of the agenda for the Annual General Meeting on April 22,
2010
		Management	For	For

TECK RESOURCES LIMITED
Security	878742204	Meeting Type		MIX
Ticker Symbol		Meeting Date	22-Apr-2010
ISIN	CA8787422044	Agenda		702311200 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE IN "FAVOR" OR "AGAINST"-ONLY FOR RESOLUTION "3" AND "IN FAVOR" OR "ABSTAIN" FOR RESOLUTION NUMBERS-"1.1-1.14" AND "2". THANK YOU.	Non-Voting
-	Receive the Annual Report of the Corporation containing the audited-consolidated financial statements of the Corporation for the FYE 31 DEC 2009-and the report of the Auditors thereon	Non-Voting
1.1	Election of M.M. Ashar as a Director	Management	For	For
1.2	Election of J. B. Aune as a Director	Management	For	For
1.3	Election of J. H. Bennett as a Director	Management	For	For
1.4	Election of H. J. Bolton as a Director	Management	For	For
1.5	Election of F. P. Chee as a Director	Management	For	For
1.6	Election of J. L. Cockwell as a Director	Management	For	For
1.7	Election of N. B. Keevil as a Director	Management	For	For
1.8	Election of N. B. Keevil III as a Director	Management	For	For
1.9	Election of T. Kuriyama as a Director	Management	For	For
1.10	Election of D. R. Lindsay as a Director	Management	For	For
1.11	Election of T. Mochihara as a Director	Management	For	For
1.12	Election of J. G. Rennie as a Director	Management	For	For
1.13	Election of W.S.R. Seyffert as a Director	Management	For	For
1.14	Election of C. M. Thompson as a Director	Management	For	For
2	Appointment of PricewaterhouseCoopers LLP as the Auditors and authorize the	Management	For	For
3	Approve the adoption of the 2010 Stock Option Plan of the Corporation	Management	For	For
-	Transact such other business	Non-Voting

HEINEKEN NV
Security	N39427211	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Apr-2010
ISIN	NL0000009165	Agenda		702317341 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING AT THIS GENERAL MEETING ARE-RELAXED AS THERE IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED WITH-THIS MEETING. THANK YOU.	Non-Voting
-	Opening	Non-Voting
1.a	Receive the report for the FY 2009	Non-Voting
1.b	Adopt the financial statements for the FY 2009	Management	For	For
1.c	Approve the appropriation of the balance of the income statement in accordance with Article 12 paragraph 7 of the Company's Articles of Association	Management	For	For
1.d	Grand discharge to the Members of the Executive Board	Management	For	For
1.e	Grand discharge to the Members of the Supervisory Board	Management	For	For
2	Approve the acquisition of 100% of the beer operations of Fomento Economico Mexicano, S.A.B. de C.V (FEMSA) via an all share transaction	Management	For	For
3.a
Authorize the Managing Board, subject to the approval of the
Supervisory Board, to cause the Company to acquire its own
shares for valuable consideration, up to a maximum number
which, at the time of acquisition, the Company is permitted to acquire pursuant to the provisions of Section 98, Subsection 2, of
Book 2 of the Netherlands Civil Code; such acquisition may be effected by means of any type of contract, including stock
exchange transactions and private transactions; the price must lie between the nominal value of the shares and an amount equal to
110% of the market price; by 'market price ' is understood the opening price reached by the shares on the date of acquisition, as evidenced by the official price list of Euronext Amsterdam NV;
[Authority expires after 18 months commencing on 22 APR 2010]
		Management	For	For
3.b
Approve to designate the Managing Board, subject to the approval of the Supervisory Board, for a period of 18 months as the body which is authorised, to resolve to issue shares to FEMSA [and its affiliates] up to a number of shares not exceeding 86,029,019 shares in exchange for the transfer by FEMSA of its beer
operations [consisting of all shares of common stock in FEMSA
Cerveza held by FEMSA and its affiliates'] to the Company and subject to FEMSA [and its affiliates] transferring 43,018,320 of these new shares to Heineken Holding N.V. in exchange for
43,018,320 new Heineken Holding N.V. shares to be issued to
FEMSA [and its affiliates]
		Management	For	For
3.c
Approve to designate the Managing Board, subject to the approval of the Supervisory Board, for a period of 18 months as the body which is authorised to resolve to issue shares up to a number of shares not exceeding 10% of the number of issued shares in the capital of the Company; the authorisation may be used in
connection with the Long-Term Incentive Plan for the Members of the Executive Board and the Long-Term Incentive Plan for the
Senior Management, but may also serve other purposes,such as the issue of those of the allotted shares that will not be
repurchased under Resolution 3.a and other acquisitions
		Management	For	For
3.d	Authorize the Executive Board to restrict or exclude shareholders pre-emptive rights	Management	For	For
4	Corporate governance, comply or explain report	Non-Voting
5.a	Approve the adjustments to the Remuneration Policy for the Executive Board	Management	For	For
5.b	Approve the related amendment to the Long Term Incentive Plan for the Executive Board	Management	For	For
6.a	Appointment of Mr. J.A. Fernandez Carbajal as a Member of the Supervisory	Management	For	For
6.b	Appointment of Mr. J.G. Astaburuaga Sanjines as a Member of the Supervisory	Management	For	For
6.c	Re-appoint Mr. C.J.A. van Lede as a Member of the Supervisory Board	Management	For	For
6.d	Re-appoint Mr. J.M. de Jong as a Member of the Supervisory Board	Management	For	For
6.e	Re-appoint Mrs. A.M. Fentener van Vlissingen as a Member of the Supervisory Board	Management	For	For
-	Closing	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN TEXT OF RESOLUTIONS 3.A,-3.B AND 3.C. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
THIS-PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

HONG KONG EXCHANGES AND CLEARING LTD
Security	Y3506N139	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Apr-2010
ISIN	HK0388045442	Agenda		702323142 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	Receive the Audited Accounts for the YE 31 December 2009 together with the Reports of the Directors and the Auditor thereon	Management	For	For
2	Declare a final dividend of HKD 2.09 per share	Management	For	For
3.a	Election of Mr. John Estmond Strickland as a Director	Management	For	For
3.b	Election of Mr. WONG Sai Hung, Oscar as a Director	Management	For	For
4	Re-appoint PricewaterhouseCoopers as the Auditor of HKEx and authorize the Directors to fix their remuneration	Management	For	For
5
Authorize the Directors of HKEx to exercise during the Relevant
Period  as hereinafter defined  to repurchase shares of HKEx on the Stock Exchange or on any other stock exchange on which the shares of HKEx may be listed and which is recognised by the
Securities and Futures Commission and the Stock Exchange for
this purpose, subject to and in accordance with all applicable laws and/or the requirements of the Rules Governing the Listing of
Securities on The Stock Exchange of Hong Kong Limited or of any
other stock exchange as amended from time to time, provided that the aggregate nominal amount of shares so purchased shall not exceed 10% of the .Contd
		Management	For	For
-
.Contd aggregate nominal amount of the share capital of HKEx in issue at the-date of the passing of this Resolution, and the said mandate shall be limited-accordingly;  Authority expires the earlier of the conclusion of the next AGM-of the HKEx or the expiration of the period within which the next AGM of the-HKEx is required By
Law to be held
Non-Voting
6.A
Approve to determine, the remuneration of HKD 500,000 and HKD
350,000 respectively be payable to the Chairman and each of the other Non-Executive Directors of HKEx for the period from the conclusion of each AGM of HKEx to the conclusion of the AGM of
HKEx to be held in the immediately following year, provided that such remuneration be payable in proportion to the period of
service in the case of a Director who has not served the entire period
		Management	For	For
6.B
Approve to determine, in addition to the remuneration of HKD
50,000, an attendance fee of HKD 2,500 per meeting be payable to the Chairman and every member  excluding executive Director of the Executive Committee, Audit Committee, Remuneration
Committee and Investment Advisory Committee of HKEx for the
period from the conclusion of each AGM of HKEx to the
conclusion of the AGM of HKEx to be held in the immediately
following year, provided that such remuneration be payable in proportion to the period of service in the case of a committee member who has not served the entire period
		Management	For	For
S.7
Amend the Articles 90(1), 90(1A), 90(2)Article 93, 102, 108(1),
139(3), 142(1), 146, 157 of the Articles of Association of HKEx be
deleted in their entirety and replaced by the following: as
specified, subject to the written approval of the Securities and
Futures Commission pursuant to Section 67 of the Securities and
Futures Ordinance, the Articles of Association of HKEx
		Management	For	For

ORKLA A S
Security	R67787102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Apr-2010
ISIN	NO0003733800	Agenda		702325324 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 675571 DUE TO ADDITION OF-A RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED A-ND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
1.1	Approve the financial statements for 2009 for Orkla ASA and the Orkla Group and the annual report of the Board of Directors	Management	For	For
1.2	Approve a share dividend for 2009 of NOK 2.25 per share, except for shares owned by the Group	Management	For	For
2.1	Explanation of Orkla's terms and conditions policy and the Board of Directors'-statement of guidelines for the pay and other remuneration of the Executive M-anagement	Non-Voting
2.2	Approve the Board of Directors' statement of guidelines for the pay and other remuneration of the Executive Management in the coming FY	Management	For	For
2.3	Approve the guidelines for share-related incentive arrangements in the coming FY	Management	For	For
3.2	Grant authority to acquire treasury shares, to fulfill the existing employee incentive arrangements, and incentive arrangements adopted by the General Meeting in accordance with Item 2.3 of the agenda	Management	For	For
3.3	Grant authority to acquire treasury shares, to be utilized to acquire shares for cancellation	Management	For	For
4.	Authorize the Board of Directors to increase share capital through the subscription of new shares	Management	For	For
5.1	Election of the Members to the Corporate Assembly	Management	For	For
5.2	Election of the Deputy Members to the Corporate Assembly	Management	For	For
6.1	Election of Olaug Svarva, Idar Kreutzer and Leiv Askvig as the Members to the Nomination Committee	Management	For	For
6.2	Election of Idar Kreutzer as a new Chair of the Nomination Committee	Management	For	For
7.	Approve the remuneration of the Members and Deputy Members of the Corporate Assembly	Management	For	For
8.	Approve the remuneration of the Members of the Nomination Committee	Management	For	For
9.	Approve the guidelines for the Nomination Committee	Management	For	For
10.	Approve the Auditor's remuneration	Management	For	For
11.
PLEASE NOTE THAT THIS IS A SHAREHOLDER'S PROPOSAL
[Trond Bjornstad]: approve that the Board of Directors shall immediately direct Orkla's management to ensure that Orkla
Finans' operations at all times are grounded in adequate expertise and satisfactory ethical guidelines
		Shareholder	Against	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF NAMES IN RESOLUTIONS 6.1-AND 6.2. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
THIS PR-OXY FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

ASSA ABLOY AB, STOCKHOLM
Security	W0817X105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Apr-2010
ISIN	SE0000255648	Agenda		702333636 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY [POA]
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE OPTION IN SWEDEN. THANK YOU.	Non-Voting
1.	Opening of the meeting	Non-Voting
2.	Election of Gustaf Douglas as the Chairman of the AGM	Non-Voting
3.	Preparation and approval of the voting list	Non-Voting
4.	Approval of the agenda	Non-Voting
5.	Election of 1 or 2 persons to approve the minutes	Non-Voting
6.	Determination of compliance with the rules of convocation	Non-Voting
7.	Report by the President and Chief Executive Officer, Mr. Johan Molin	Non-Voting
8.
Presentation of a) the annual report and the Auditor's report and the consolid-ated financial statements, b) the Group Auditor's report regarding whether the-re has been compliance with the remuneration guidelines adopted on the 2009 AG-M, c) the
Board's proposal to share dividend and motivated statement
Non-Voting
9.A	Adopt the statement of income and the balance sheet and the consolidated statement of income and the consolidated balance sheet	Management	For	For
9.B
Declare a dividend of SEK 3.60 per share; approve 27 APR 2010 as record date for the dividend; if the AGM resolves in accordance with the proposal, the dividend is expected to distributed by
Euroclear Sweden AB on 30 APR 2010
		Management	For	For
9.C	Grant discharge from liability to the Board of Directors and the Chief Executive Officer	Management	For	For
10.	Approve to establish the number of Board Members at nine	Management	For	For
11.
Approve that the fees to the Board of Directors shall amount to a total of SEK 4,050,000 [remuneration for Committee work not
included] to be distributed among the Members as follows: SEK
900,000 to the Chairman, SEK 450,000 to each of the other Board
Members who are not employed by the Company; as
consideration for the committee work, the Chairman of the Audit
Committee shall receive SEK 200,000, the Chairman of the
Remuneration Committee receive SEK 100,000, Members of the
Audit Committee each SEK 100,000 and the Members of the
Remuneration Committee each SEK 50,000; fees to the Auditors according to the contract
		Management	For	For
12.
Re-elect Messrs. Gustaf Douglas, Carl Douglas, Jorma Halonen,
Birgitta Klasen, Eva Lindqvist, Johan Molin, Sven-Christer Nilsson,
Lars Renstrom and Ulrik Svensson as the Board Members; and
Mr. Gustaf Douglas as the Chairman of the Board; re-elect
PricewaterhouseCoopers AB as the Auditors for a period of 4
years until the AGM of 2014
		Management	For	For
13.
Election of the Members of the Nomination Committee and
approve the establishment of the assignment of the Nomination
Committee: the Nomination Committee shall have five members, who, up to and including the AGM 2011, shall be Mikael Ekdahl
[Melker Scho rling AB], Gustaf Douglas [Investment AB Latour and Saki], Liselott Ledin [Alecta], Marianne Nilsson [Swedbank
Robur Funds] and Per-Erik Mohlin [SEB Fonder/SEB Trygg Liv];
Mikael Ekdahl shall be appointed Chairman of the Nomination
Committee; if a shareholder represented by a member of the
Nomination Committee no longer is one of the major shareholders of ASSA ABLOY AB, the Nomination Committee shall be entitled to nominate another representative among the major shareholders to replace such a Member; the same shall apply if a member of the Nomination Committee no longer is employed by such a
shareholder or for any other reason should leave the Nomination
Committee before the AGM 2011; the Nomination Committee
shall, before the AGM 2011, prepare and submit proposals for, election of Chairman of the AGM , election of Chairman and other members of the Board of Directors, fees to the Board of Directors
[including distribution of fees among the Chairman and the other
Board members and remuneration for committee work]
		Management	For	For
14.	Approve the specified guidelines for remuneration to the Senior Management	Management	For	For
15.
Authorize the Board of Directors, on one or more occasions, to repurchase Series B shares in the Company for the period up until the next AGM; the repurchase shall maximum comprise so many
Series B shares that the Company's holding does not at any time exceed 10% of the total number of shares in the Company; the repurchase of shares shall take place on NASDAQ OMX
Stockholm; the repurchase of the shares on NASDAQ OMX
Stockholm may only occur at a price within the share price interval registered at that time, where share price interval means the difference between the highest buying price and the lowest selling price; payment of the shares shall be made in cash; furthermore, authorize the Board of Directors, on one or more occasions, to transfer Series B shares in the Company for the period up until the next AGM, on NASDAQ OMX Stockholm or in connection with
acquisitions of companies or businesses; the transfer of Series B
		Management	For	For

shares on NASDAQ OMX Stockholm may only occur at a price
within the share price interval registered at that time, where share price interval means the difference between the highest buying price and the lowest selling price; the authorization includes the right to resolve on deviation of the preferential rights of
shareholders and that payment may be made in other forms than cash

16.	Approve to implement a Long Term Incentive Programme for Senior Executives and key employees within the ASSA ABLOY Group [LTI 2010] as specified	Management	For	For
17.	Closing of the Meeting	Non-Voting

UNIONE DI BANCHE ITALIANE SCPA, BERGAMO
Security	T1681V104	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	23-Apr-2010
ISIN	IT0003487029	Agenda		702301716 - Management
Item	Proposal	Type	Vote	For/Against Management
-
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 24
APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. PLEASE BE ALSO ADVISED THAT Y-OUR
SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR
THE MEETING IS CANCELLED-. THANK YOU.
Non-Voting
1
Approve the allocation and distribution of profits, after first presenting the separate and consolidated financial statements as at and for the YE 31 DEC 2009, pursuant to Article 22, paragraph
2, letter D of the Corporate bylaws
		Management	For	For
2	Authorize the Management Board concerning Treasury Shares	Management	For	For
3
Appointment of the Members of the Supervisory Board and of the
Chairman and the Senior Deputy Chairman for the FY
2010/2011/2012, in accordance with the provisions of Article 45 of the Corporate by laws and determination of their remuneration in accordance with Article 22 of the Corporate bylaws
		Management	For	For
4
Approve the report to the shareholders on group remuneration and Incentive Policies for remuneration policies for members of the Management Board the medium to long term Incentive Plan
based on the performance of the UBI BANCA share as part of the remuneration policies for UBI BANCA and group employees
		Management	For	For

BANCO POPOLARE SOCIETA' COOPERATIVA, VERONA, PIAZZ
Security	T1872V103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	23-Apr-2010
ISIN	IT0004231566	Agenda		702303811 - Management
Item	Proposal	Type	Vote	For/Against Management
-
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A-SECOND CALL ON 24
APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. PLEASE BE ALSO-ADVISED THAT YOUR
SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR
THE-MEETING IS CANCELLED. THANK YOU.
Non-Voting
1
Receive the Management Board report, Surveillance Board report,
External Auditors report on FY 2009; approve the balance sheet as of 31 DEC 2009, as per Article 20 item 3 and 41.3 letter A of the Corporate Bylaws; presentation of consolidated and Corporate balance sheet
		Management	For	For
2	Approve the allocation of profits	Management	For	For
3	Approve to determine the total amount to be allocated for aid, charity and public interest, as per art 4 Bis of the Corporate Bylaws	Management	For	For
4	Grant authority to buy own shares in order to support the liquidity of the security	Management	For	For
5	Approve the plan of assignment of shares to the employees of Banco Popolare Group and grant authority to purchase own shares reserved to such Plan	Management	For	For
6	Approve the resolutions related to the emoluments to the member of the Surveillance Board, including the emoluments to Directors with particular offices, as per art 39.12 of the Corporate Bylaws	Management	For	For
7	Appointment of 10 Members of the Surveillance Board for fiscal years 2010,	Management	For	For
8	Appointment of Board of Arbitrators for fiscal years 2010, 2011, 2012	Management	For	For

OIL SEARCH LTD
Security	Y64695110	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	23-Apr-2010
ISIN	PG0008579883	Agenda		702310032 - Management
Item	Proposal	Type	Vote	For/Against Management
O.1	Receive the financial statements of the Company, together with the Directors' and the Auditors' reports, for the YE 31 DEC 2009	Management	For	For
O.2	Re-elect Gerea Aopi as a Director of the Company, who retires in accordance with Clause 15.3(c) of the Company's constitution	Management	For	For
O.3	Re-elect Martin Kriewaldt as a Director of the Company, who retires in accordance with Clause 15.3(b) of the Company's Constitution	Management	For	For
O.4	Re-elect John Stitt as a Director of the Company, who retires in accordance with Clause 15.3(b) of the Company's constitution	Management	For	For
O.5	Reappoint Deloitte Touche Tohmatsu as the Auditor who retires in accordance with Sections 190 and 191 of the Company's Act 1997 and authorize the Directors to fix the fees and expenses of the Auditor	Management	For	For
S.6	Approve the issue of up to 350,000 performance rights to the Managing Director Peter Botten, pursuant to the rules and terms of issue of the Performance Rights Plan PR Plan	Management	For	For
S.7	Approve the issue of up to 75,000 Performance Rights to the Executive Director Gerea Aopi, pursuant to the rules and terms of issue of the Performance Rights Plan	Management	For	For
S.8
Approve the issue of 132,381 Restricted Shares to the Managing
Director Peter Botten, pursuant to the Restricted Shares Plan by way of a mandatory deferral of 50% of the Managing Director's short term incentive in respect of the 2009 year
		Management	For	For
S.9
Approve the issue to the Executive Director, Gerrea Aopi,
pursuant to the Restricted Shares Plan 133,240 restricted shares comprising of (a) 33,240 restricted shares by way of mandatory deferral of 50% of the executive director's short term incentive in respect of the 2009 year and (b) 100,000 restricted shares by way of a retention award
		Management	For	For
-
VOTING EXCLUSIONS APPLY TO THIS MEETING FOR
PROPOSALS S.6,S.7, S.8, S.9 AND-VOTES CAST BY ANY
INDIVIDUAL OR RELATED PARTY WHO BENEFIT FROM THE
PASSING OF-THE PROPOSAL/S WILL BE DISREGARDED.
HENCE, IF YOU HAVE OBTAINED BENEFIT OR DO-EXPECT
TO OBTAIN FUTURE BENEFIT YOU SHOULD NOT VOTE (OR
VOTE "ABSTAIN") FOR-THE RELEVANT PROPOSAL ITEMS.
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN NUMBER OF SHARES IN RESOL-UTION 9. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
THIS PRO-XY FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

ASSICURAZIONI GENERALI SPA, TRIESTE
Security	T05040109	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date		24-Apr-2010
ISIN	IT0000062072	Agenda		702345578 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID  671647  DUE TO RECEIPT OF-DIRECTOR NAMES ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED-AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 24
APR 2010 FOR ORDINARY BUSINESS. CONSEQUENTLY,
YOUR VOTING INST-RUCTIONS WILL REMAIN VALID FOR
ALL CALLS UNLESS THE AGENDA IS AMENDED. PLEASE-BE
ALSO ADVISED THAT YOUR SHARES WILL BE BLOCKED
UNTIL THE QUORUM IS MET OR TH-E MEETING IS
CANCELLED. THANK YOU.
Non-Voting
1	Approve the balance sheet as of 31 DEC 2009 and profit allocation; resolutions related there to	Management

PLEASE NOTE THAT, ALTHOUGH THERE ARE 2 PROPOSALS
UNDER RESOLUTION 2 FOR APPROV-AL, YOU CAN VOTE
FOR OR AGAISNT ON ONLY 1 AND MUST VOTE ABSTAIN ON
THE OTHER R-ESOLUTION. THE STANDING INSTRUCTIONS
FOR THIS MEETING WILL BE DISABLED. THANK-YOU.
Non-Voting
2.1
Appointment of  Mr. Cesare Geronzi, Mr. Vincent Bollore,  Mr.
Alberto Nicola Nagel, Mr. Giovanni Perissinotto, Mr. Sergio
Balbinot, Mrs. Ana Patricia Botin, Mr. Francesco Gaetano
Caltagirone, Mr. Diego Della Valle, Mr. Leonardo Del Vecchio, Mr.
Petr Kellner, Mr. Angelo Miglietta, Mr. Alessandro Pedersoli, Mr.
Lorenzo Pelliccioli, Mr. Reinfried Pohl, Mr. Paolo Scaroni, Mr.
Francesco Saverio Vinci, Mr. Giovanni Crostarosa Guicciardi, Mr.
Mario Ragusa, Mr. Ugo Rock as the Board of Directors for year
2010, 2011 and 2012 upon statement of Directors
Shareholder
2.2	Appointment of Mr. Calari Cesare, Mr. Carraro Carlo and Mrs. Sapienza Paola as the Board of Directors of the Company for years 2010, 2011 and 2012	Shareholder
3.	Approve to state Director's emolument for the financial years 2010, 2011 and 2012, as per Article 2389 of the Civil Code and Article 19 of the By-Law	Management
4.	Grant authority to draw up an insurance policy to cover managerial risks; resolutions related thereto	Management
5.
Approve the Incentive Plan of Gruppo generali management, as per Article 114, item 2 law decree No. 58 of 24 FEB 1998 and related authorization to buy and sell own shares to support the above mentioned plan; resolutions related thereto
Management

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

ABERTIS INFRAESTRUCTURAS SA, BARCELONA
Security	E0003D111	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	26-Apr-2010
ISIN	ES0111845014	Agenda		702305726 - Management
Item	Proposal	Type	Vote	For/Against Management
-
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A-SECOND CALL ON 27
APR 2010 CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN-VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting
1	Approve the annual accounts, management report and the retribution policy report	Management	For	For
2	Approve to increase the social capital charged to the premium issue with the modification of the Article 5 of the By-laws	Management	For	For
3	Approve the delegation in the Board members and the faculty to increase the social capital until 50p of the social for 5 years	Management	For	For
4	Re-elect the Board members	Management	For	For
5	Appoint the Auditors	Management	For	For
6	Approve the delivery shares Plan 2010 and options over shares plan 2010	Management	For	For
7	Authorize the Board members to purchase own shares	Management	For	For
8	Approve the delegation of the Board members to issue stock, bonds and fixed income valuables convertibles	Management	For	For
9	Approve the delegation of Powers	Management	For	For

SVENSKA CELLULOSA AKTIEBOLAGET SCA
Security	W90152120	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-Apr-2010
ISIN	SE0000112724	Agenda		702309700 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
-	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID-VOTE OPTION. THANK YOU	Non-Voting
1	Opening of the meeting and election of Sven Unger, attorney at law, as the Chairman of the AGM	Management	For	For
2	Approve the voting list	Management	For	For
3	Election of two persons to check the minutes	Management	For	For
4	Approve to determine whether the meeting has been duly convened	Management	For	For
5	Approve the agenda	Management	For	For
6	Presentation of the annual report and the Auditor's report and the- consolidated financial statements and the Auditor's report on the- consolidated financial statements	Non-Voting
7	Approve the speeches by the Chairman of the Board of Directors and the President	Management	For	For
8.A	Adopt the income statement and balance sheet, and of the consolidated income statement and the consolidated balance sheet	Management	For	For
8.B
Approve the appropriations of the Company's earnings under the adopted balance sheet and record date for dividend, a dividend of
SEK 3.70 per share and that the record date for the dividend be
Thursday, 29 APR 2010; and payment through Euroclear Sweden
AB is estimated to be made on Tuesday, 4 MAY 2010
		Management	For	For
8.C	Grant discharge from personal liability of the Directors and the President	Management	For	For
9	Approve the Eight number of Directors and no Deputy Directors	Management	For	For
10
Approve that the remuneration to each Director elected by the meeting and who is not employed by the Company shall be SEK
450,000 and the Chairman of the Board of Directors is to receive
SEK 1,350,000. Members of the Remuneration Committee are to
receive additional remuneration of SEK 75,000 and Members of the Audit Committee are to receive additional remuneration of
SEK 100,000; The Chairman of the Audit Committee is to receive additional remuneration of SEK 125,000; Remuneration to the
Auditor is to be paid according to approved invoice; The
Nomination Committee's proposal means unchanged fees in
relation to 2009
		Management	For	For
11
Re-election of Rolf Borjesson, Soren Gyll, Leif Johansson,
Sverker Martin-Lof, Anders Nyren, Barbara Milian Thoralfsson,
Jan Johansson as the Directors and new election of Par Boman, whereby Sverker Martin-Lof is proposed to be elected as
Chairman of the Board Of Directors; and Tom Hedelius has
declined re-election.
		Management	For	For
12
Approve the AGM resolve that the Nomination Committee for the
AGM 2011 be composed of representatives of the, no less than
Four and no more than Six, largest Shareholders in terms of
voting rights listed in the Shareholders' register maintained by
Euroclear Sweden AB as of the last banking day of August 2010, and the Chairman of the Board of Directors; the Chairman of the
Board of Directors is to convene the first meeting of the
Nomination Committee; the member representing the largest
Shareholder in terms of voting rights shall be appointed Chairman of the Nomination Committee; If so desired, due to later changes in the ownership structure, the Nomination Committee is
authorized, in case the number of members falls below seven, to call in one or two additional members among the Shareholders who in terms of voting rights are the ..CONTD
		Management	For	For
-
..CONTD largest Shareholders next in turn, so that the total number of-members is not higher than Seven; Should a member
resign from the Nomination-Committee before its work is
completed and, if the Nomination Committee-considers it
necessary, a substitute member is to represent the same-
Shareholder or, if the Shareholder is no longer one of the largest-
Shareholders in terms of voting rights, the largest Shareholder next in turn;-Changes in the composition of the Nomination
Committee shall be made public-immediately. The composition of the Nomination Committee for the AGM 2011, is-to be announced no later than six months before that meeting. Remuneration-shall not to be paid to the members of the Nomination Committee. the
Company-is to pay any costs for the work of the Nomination
Committee; the term of-office for the Nomination Committee
..CONTD
Non-Voting
-
..CONTD ends when composition of the specified Nomination
Committee has been-announced; the Nomination Committee shall propose the specified: the Chairman-of the general meeting,
Board Directors, the Chairman of the Board of-Directors,
remuneration to the Chairman and each of the other directors,-
remuneration for Committee work, remuneration to the Company's
Auditor and-the Nomination Committee for the AGM 2012. The
Nomination Committee's-proposal means no changes in relation to the proposal of 2009
Non-Voting
13
Approve that the AGM adopt the specified guidelines for
remuneration for the Senior Management; the proposal means
unchanged guidelines in relation to 2009; remuneration to the
Chief Executive Officer and other Senior Managers will be a fixed salary, possible variable remuneration, additional benefits and pension; Other Senior Managers include the Executive Vice
President, Business Group Managers and the like as well as the central staff Managers; the total remuneration is to correspond to market practice and be competitive on the Senior Manager's field of profession; Fixed and variable remuneration is to be linked to the Manager's responsibility and authority; For the Chief Executive
Officer, as well as for other senior Managers, the variable
remuneration is to be limited and linked to the fixed remuneration;
The variable remuneration is ..CONTD
		Management	For	For
-
..CONTD to be based on the outcome of predetermined objectives and, as far as-possible, be linked to the increase of value of the
SCA share, from which the-Shareholders benefit; The programme for variable remuneration shall be-formulated so that the Board, in the event of exceptional financial-conditions, may be able to limit, or forebear, payment of variable-remuneration if such a measure is believed to be reasonable and in accordance-with the
Company's responsibility to the Shareholders, employees and
other-Stakeholders; in the event of termination of employment, the notice period-should normally be two years should the termination be initiated by the-Company, and one year, when initiated by the
Senior Manager; ..CONTD
Non-Voting
-
..CONTD Severance pay should not exist; Pension benefits are to be determined-either by benefit or charge, or by a combination hereof, and entitle the-Senior Manager to pension from the age of
60, at the earliest; to earn the-pension benefits, the period of employment must be long, at present 20 years.-When resigning before the age entitling to pension, the senior Manager will-
receive a paid-up pension policy from the age of 60; the pension is not to be-based on variable remuneration; matters of
remuneration to the Senior-Management are to be dealt with by a remuneration committee and, as regards-the president, be
resolved by the Board of Directors
Non-Voting
14	Closing of the meeting	Non-Voting

KINGBOARD CHEMICAL HOLDINGS LTD, GEORGE TOWN
Security	G52562140	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-Apr-2010
ISIN	KYG525621408	Agenda		702310121 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ''IN FAVOR" OR "AGAINST"-FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Receive the audited financial statements and the Directors' report and the Independent Auditor's report thereon for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend	Management	For	For
3.A	Re-elect Mr. Cheung Kwong Kwan as an Executive Director of the Company	Management	For	For
3.B	Re-elect Mr. Chang Wing Yiu as an Executive Director of the Company	Management	For	For
3.C	Re-elect Mr. Ho Yin Sang as an Executive Director of the Company	Management	For	For
3.D	Re-elect Mr. Mok Cham Hung, Chadwick as an Executive Director of the Company	Management	For	For
3.E	Authorize the Board of Directors of the Company to fix the Directors remuneration	Management	For	For
4	Re-appoint the Auditor and authorize the Board of Directors to fix their remuneration	Management	For	For
5.A
Authorize the Directors of the Company  Directors , subject to this resolution to allot, issue and deal with additional shares of the
Company Shares  or securities convertible into Shares, or options, warrants or similar rights to subscribe for any Shares, and to make or grant offers, agreements and options which might require the exercise of such power be and is hereby generally and
unconditionally during and after the end of the relevant period, not exceeding 20% of the aggregate nominal amount of the issued
share capital of the Company otherwise than pursuant to: i) a
Rights Issue; ii) the exercise of rights of subscription or conversion under the terms of any warrants issued by the Company or any securities which are convertible into Shares; iii) the exercise of any option scheme or similar arrangement; or iv) any .CONTD..
		Management	For	For
-
CONTD.. scrip dividend or similar arrangement providing for the allotment of-Shares in lieu of the whole or part of a dividend on
Shares in accordance-with the Articles of Association of the
Company ;  Authority expires the-earlier of the conclusion of the next AGM of the Company or the expiration of-the period within which the next AGM of the Company is required by any-applicable laws or the Articles of Association of the Company to be held
Non-Voting
5.B
Authorize the Directors of the Company  "Directors"  during the relevant period to repurchase shares of the Company  "Shares"
or securities convertible into Shares on The Stock Exchange of
Hong Kong Limited  "Stock Exchange"  or on any other stock
exchange on which the securities of the Company may be listed and recognized for this purpose by the Securities and Futures
Commission of Hong Kong and the Stock Exchange under the
		Management	For	For

Hong Kong Code on share repurchases and, subject to and in
accordance with all applicable laws and regulations, the aggregate nominal amount of the securities which may be repurchased by the Company pursuant to this Resolution during the relevant
period shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of the passing ..CONTD.

-
CONTD.. of this Resolution and the approval granted under this
Resolution-shall be limited accordingly;  Authority expires the earlier of the-conclusion of the next AGM of the Company or the expiration of the period-within which the next AGM of the
Company is required by any applicable laws-or the Articles of
Association of the Company to be held
Non-Voting
5.C
Approve, conditional upon the passing of Resolutions 5A and 5B as specified, the general mandate granted to the Directors of the
Company to allot, issue or otherwise deal with shares of the
Company pursuant to Resolution 5A above be extended by the
addition to the aggregate nominal amount of the shares of the
Company of an amount representing the aggregate nominal
amount of the share capital of the Company repurchased by the
Company under the authority granted pursuant to Resolution 5B above, provided that such amount shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of the passing of this resolution
		Management	For	For

ING GROEP N V
Security	N4578E413	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	NL0000303600	Agenda		702298426 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING AT THIS GENERAL MEETING ARE RE-LAXED AS THERE IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED WITH THIS M-EETING. THANK YOU.	Non-Voting
1.	Opening remarks and announcements	Non-Voting
2.A	Report of the Executive Board for 2009	Non-Voting
2.B	Report of the Supervisory Board for 2009	Non-Voting
2.C	Annual Accounts for 2009	Management	For	For
3.	Profit retention and distribution policy	Non-Voting
4.A	Remuneration report	Non-Voting
4.B	Remuneration policy	Management	For	For
5.	Corporate governance	Non-Voting
5.A	Executive Board Profile	Non-Voting
5.B	Supervisory Board Profile	Non-Voting
5.C	ING's implementation of the revised Dutch Corporate Governance Code	Management	For	For
5.D	Position ING Trust Office	Non-Voting
6.	Corporate responsibility	Non-Voting
7.A	Discharge of the members of the Executive Board in respect of the duties performed during the year 2009	Management	For	For
7.B	Discharge of the members of the Supervisory Board in respect of the duties performed during the year 2009	Management	For	For
8.	Composition of the Supervisory Board: Reappointment of Piet Klaver	Management	For	For
9.A	Authorisation to issue ordinary shares with or without pre-emptive rights	Management	For	For
9.B	Authorisation to issue ordinary shares with or without pre-emptive rights in connection with a takeover of a business or a company	Management	For	For
10.A	Authorisation to acquire ordinary shares or depositary receipts for ordinary shares in the Company's own capital	Management	For	For
10.B	Authorisation to acquire ordinary shares or depositary receipts for ordinary shares in the Company's own capital in connection with a major capital restructuring	Management	For	For
11.	Any other business and conclusion	Non-Voting

L'OREAL S.A., PARIS
Security	F58149133	Meeting Type		MIX
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	FR0000120321	Agenda		702301538 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0319/201003191000699.pdf	Non-Voting
O.1	Approve the financial statements for the FY 2009	Management	For	For
O.2	Approve the consolidated financial statements for the FY 2009	Management	For	For
O.3	Approve the allocation of income for the FY 2009 and setting of the dividend	Management	For	For
O.4	Approve the regulated Agreements and Undertakings relating to Mr. Jean-Paul Agon's status, whose work contact has ended	Management	For	For
O.5	Approve to renew Sir Lindsay Owen-Jones' term as Board Member	Management	For	For
O.6	Approve to renew Mr. Jean-Paul Agon's term as Board Member	Management	For	For
O.7	Approve to renew Mr. Francisco Castaner Basco's term as Board Member	Management	For	For
O.8	Approve to renew Mr. Charles-Henri Filippi's term as Board Member	Management	For	For
O.9	Approve to renew Mr. Xavier Fontanet's term as Board Member	Management	For	For
O.10	Approve to renew Mr. Marc Ladreit de Lacharriere's term as Board Member	Management	For	For
O.11	Approve to renew the permanent and substitute Statutory Auditors' terms	Management	For	For
O.12	Approve to renew 1 permanent Statutory Auditor's term and appointment of his/her substitute Statutory Auditor	Management	For	For
O.13	Authorize the Company to repurchase its own shares	Management	For	For
E.14	Authorize the Board of Directors to reduce the capital by cancellation of shares acquired by the Company according to Articles L.225-209 and L. 225-208 of the Commercial Code	Management	For	For
E.15	Powers for the formalities	Management	For	For

CANADIAN NATL RY CO
Security	136375102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	CA1363751027	Agenda		702304813 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'ABSTAIN'-ONLY FOR RESOLUTION NUMBERS " 1.1 TO 1.11 AND 2 ". THANK YOU.	Non-Voting
-	Receive the consolidated financial statements for the YE 31 DEC 2009 and the-Auditor's reports thereon	Non-Voting
1.1	Elect Michael R. Armellino as the Director	Management	For	For
1.2	Elect A. Charles Baillie as the Director	Management	For	For
1.3	Elect Hugh J. Bolton as the Director	Management	For	For
1.4	Elect Ambassador Gordon D. Giffin as the Director	Management	For	For
1.5	Elect Edith E. Holiday as the Director	Management	For	For
1.6	Elect V. Maureen Kempston Darkes as the Director	Management	For	For
1.7	Elect The Hon. Denis Losier as the Director	Management	For	For
1.8	Elect The Hon. Edward C. Lumley as the Director	Management	For	For
1.9	Elect David G. A. McLean as the Director	Management	For	For
1.10	Elect Claude Mongeau as the Director	Management	For	For
1.11	Elect Robert Pace as the Director	Management	For	For
2	Appoint KPMG LLP as the Auditors	Management	For	For
-	Transact such other business	Non-Voting

NEXEN INC
Security	65334H102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	CA65334H1029	Agenda		702311654 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'ABSTAIN' ONLY-FOR RESOLUTION NUMBERS "1.1 TO 1.12 AND 2". THANK YOU.	Non-Voting
	Receive the audited consolidated financial statements for the YE 31 DEC 2009 a-nd the Auditor's report on those statements	Non-Voting
1.1	Election of W.B. Berry as a Director	Management	For	For
1.2	Election of R.G. Bertram as a Director	Management	For	For
1.3	Election of D.G. Flanagan as a Director	Management	For	For
1.4	Election of S.B. Jackson as a Director	Management	For	For
1.5	Election of K.J. Jenkins as a Director	Management	For	For
1.6	Election of A.A. McLellan as a Director	Management	For	For
1.7	Election of E.P. Newell as a Director	Management	For	For
1.8	Election of T.C. O'Neill as a Director	Management	For	For
1.9	Election of M.F. Romanow as a Director	Management	For	For
1.10	Election of F.M. Saville as a Director	Management	For	For
1.11	Election of J.M. Willson as a Director	Management	For	For
1.12	Election of V.J. Zaleschuk as a Director	Management	For	For
2	Appoint Deloitte & Touche LLp as the Independent Auditors for 2010	Management	For	For
3	Any other business	Non-Voting

SHIRE PLC
Security	G8124V108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	JE00B2QKY057	Agenda		702314282 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the Company's accounts for the YE 31 DEC 2009 together with the Director's report and the Auditor's report on those accounts	Management	For	For
2	Approve the Directors' remuneration report for the YE 31 DEC 2009	Management	For	For
3	Election of Mr. David Stout as a Director of the Company	Management	For	For
4	Election of Mr. William Burns as a Director of the Company	Management	For	For
5	Re-appoint Deloitte LLP as the Auditors of the Company to hold office from the conclusion the meeting to the conclusion of the AGM of the Company to be held in 2011	Management	For	For
6	Authorize the Audit, Compliance & Risk Committee of the Board to determine the remuneration of the Auditors	Management	For	For
7
Approve to renew the authority of the Directors to allot relevant
Securities as defined in the Company's Articles of Association  by
Article 10 paragraph B  of the Company's Articles of Association and for this purpose the authorized allotment amount shall be
GBP 9,366,113; and shall be solely in connection with a rights issue  as defined in the Company's Articles of Association, but only if and to the extent that such offer is implemented by way of rights  of GBP 18,732,227 of relevant securities;  Authority expires the earlier of the allotment period on 27 APR 2010 and ending on the earlier of 26 JUL 2011 or the conclusion of the AGM of the
Company to be held in 2011 ; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
		Management	For	For
8	Approve the proposed amendments to the Shire Portfolio Share Plan and authorize the Directors to do all such things as may be necessary to carry the same into effect	Management	For	For
S.9
Approve to renew the authority of the Directors, subject to the passing of Resolution 7, to allot equity securities  as defined in the
Company's Articles of Association  wholly for cash, by Article 10 paragraph (D) of the Company's Articles of Association and for
this purpose the non pre-emptive amount  as defined in the
Company's Articles of Association   shall be GBP 1,404,917 of
equity securities;  Authority expires the earlier of the period commencing on 27 APR 2010 and ending on the earlier of 26 JUL
2011 or the conclusion of the AGM of the Company to be held in
2011 ; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
		Management	For	For
S.10
Authorize the Company, pursuant to Article 57 of the Companies
Jersey  Law 1991, to make market purchases of 56,196,681
ordinary shares in the capital of the Company, at a minimum price exclusive of any expenses  of 5 pence and the maximum price
exclusive of any expenses  which shall be the higher of  a  an amount equal to 105% above the average of the middle market
quotation for a share as taken form the London Stock Exchange
Daily Official List for the 5 business days immediately preceding the day on which that ordinary share is purchased and  b the higher of the price of the last independent trade and the highest current independent bid on the London Stock Exchange Daily
Official List at the time the purchase is carried out; CONTD.
		Management	For	For
-
CONTD.  Authority expires earlier at the conclusion of the AGM of the Company-to be held in 2011 or 26 JUL 2011 ; and the
Company may make a purchase of-ordinary shares pursuant to
any such contract; pursuant to Article 58(A) of-the Companies
Jersey  Law 1991; and to hold, as treasury shares, any-ordinary shares purchased pursuant to the authority conferred by of this-
resolution
Non-Voting

CLP HLDGS LTD
Security	Y1660Q104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	HK0002007356	Agenda		702326299 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	Receive and adopt the audited financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend of HKD 0.92 per share	Management	For	For
3.a	Elect Mr. Nicholas Charles Allen as a Director	Management	For	For
3.b	Re-elect Mr. Vernon Francis Moore as a Director	Management	For	For
3.c	Re-elect Mr. Loh Chung Hon Hansen as a Director	Management	For	For
3.d	Re-elect Mr. Tse Pak Wing Peter as a Director	Management	For	For
3.e	Re-elect Mr. Andrew Clifford Winawer Brandler as a Director	Management	For	For
3.f	Re-elect Mr. Paul Arthur Theys as a Director	Management	For	For
3.g	Re-elect The Honorable Sir Michael Kadoorie as a Director	Management	For	For
4	Re-appoint Price water house Coopers as the Auditors of the Company and authorize the Directors to fix Auditors remuneration for the YE 31 DEC 2010	Management	For	For
5
Approve the remuneration payable to the Non-Executive Directors including Independent Non-Executive Directors who serve on the
Board and the following Board committees of the Company be
fixed at the levels as shown below for each financial year until the
Company in general meeting otherwise determines; such
remuneration to take effect from 28 APR 2010 and be payable to
Directors on a pro rata basis for the financial year ending 31 DEC
2010 as specified
		Management	For	For
6
Authorize the Directors of the Company to allot, issue and dispose of additional shares in the Company and to make or grant offers, agreements, options and warrants during and after the end of the relevant period, not exceeding the aggregate of a) the aggregate nominal value of share capital allotted or agreed conditionally or unconditionally to be allotted by the Directors of the Company pursuant to i) a rights issue; or ii) any option scheme or similar arrangement for the time being adopted for the grant or issue to the officers and/or employees of the Company and/or any of its subsidiaries of shares or right to acquire shares of the Company;
or iii) any scrip dividend or similar arrangement pursuant to the
Articles of Association of the Company from time to time, CONTD.
		Management	For	For
-
.CONTD shall not exceed 5% of the aggregate nominal amount of the share-capital of the Company in issue at the date of this resolution and the said-mandate shall be limited accordingly;
Authority expires the earlier of the-conclusion of the next AGM or the expiration of the period within which the-next AGM is to be held by law
Non-Voting
7
Authorize the Directors to purchase or otherwise acquire shares of
HKD 5.00 each in the capital of the Company during the relevant period, subject to and in accordance with all applicable laws and the requirements of the Rules Governing the Listing of Securities
on The Stock Exchange of Hong Kong Limited, provided that the aggregate nominal amount of the shares so purchased or
otherwise acquired shall not exceed 10% of the aggregate
nominal amount of the share capital of the Company in issue at the date of this resolution;  Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM is to be held by law
		Management	For	For
8
Approve, conditional upon the passing of Resolutions 6 and 7 as set out in the notice convening this meeting, the aggregate
nominal amount of the shares which are purchased or otherwise acquired by the Company pursuant to Resolution 7 shall be added to the aggregate nominal amount of the shares which may be
issued pursuant to Resolution 6
		Management	For	For

SWEDISH MATCH AB, STOCKHOLM
Security	W92277115	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	SE0000310336	Agenda		702336074 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID VO-TE OPTION. THANK YOU.	Non-Voting
1	Opening of the meeting and election of Sven Unger, Attorney at Law as the Chai-rman of the meeting	Non-Voting
2	Preparation and approve the voting list	Non-Voting
3	Election of one or two persons, to verify the minutes	Non-Voting
4	Determination of whether the meeting has been duly convened	Non-Voting
5	Approve the agenda	Non-Voting
6
Presentation of the annual report and the Auditors report, the consolidated fi-nancial statements and the Auditors report on the consolidated financial state-ments for 2009, the Auditors
statement regarding compliance with the principle-s for
determination of remuneration to senior executives as well as the
Board-of Directors motion regarding the allocation of profit and explanatory stateme-nts; in connection therewith, the President's address and the report regarding-the work of the Board of
Directors and the work and function of the Audit Com-mittee
Non-Voting
7	Adoption of the income statement and balance sheet and of the consolidated income statement, consolidated balance sheet	Management	For	For
8
Approve, that a dividend be paid to the Shareholders in the
amount of SEK 4.75 per share; that the remaining profits be
carried forward, minus the funds that may be utilized for a bonus issue, provided that the 2010 AGM passes a resolution in
accordance with the Board of Directors motion concerning a
reduction of the share capital pursuant to Item 10 (a), as well as a resolution concerning a bonus issue in accordance with the Board of Directors  motion pursuant to Item 10 (b); the proposed record date for entitlement to receive a cash dividend is 30 APR 2010, the dividend is expected to be paid through Euro clear Sweden
AB, on 05 MAY 2010
		Management	For	For
9	Grant discharge from liability for the Board Members and the President	Management	For	For
10.a
Approve, a reduction in the Company's share capital of SEK
31,037,085.04 by means of the withdrawal of 20,000,000 shares in the Company; the shares in the Company proposed for
withdrawal have been repurchased by the Company in
accordance with the authorization granted by the General Meeting of the Company; that the reduced amount be allocated to a fund for use in repurchasing the Company's own shares
		Management	For	For
10.b
Approve, provided that the Meeting passes a resolution in
accordance with the Board s motion under item 10 a) above, an increase in the Company's share capital of SEK 31,037,085.04 through a transfer from non-restricted shareholders equity to the share capital [bonus issue], the share capital shall be increased without issuing new shares
		Management	For	For
11
Authorize the Board of Directors to decide on the acquisition, on one or more occasions prior to the next AGM, of a maximum of as many shares as may be acquired without the Company's holding at any time exceeding 10% of all shares in the Company, the
shares shall be acquired on NASDA OMX Stockholm at a price
within the price interval registered at any given time, i.e. the interval between the highest bid price and the lowest selling price, the purpose of the repurchase is primarily to enable the
Company's capital structure to be adjusted and to cover the
allocation of options as part of the Company's option program
		Management	For	For
12
Approve the proposes principles for remuneration and other terms of employment for the President and other members of the Group
Management whereby remuneration and other items of
employment for the Group management shall correspond to
market practice, in addition to the fixed salary, the members of the
Group management may be entitled to variable salary, the
variable salary may include both an annual short term program to be paid out in the beginning of the subsequent year depending on the outcome of the program, and a long term program with a
performance period which shall not be shorter than three years, the variable, salary, shall primarily be based on specific, clear, predetermined and measurable financial or operational criteria and may include an obligation to purchase and hold shares in the
Company
		Management	For	For
13
Approve, that the Meeting resolve that the Company issue
713,670 call options to execute the option program for 2009; that the Company, in a deviation from the preferential rights of
shareholders, be permitted to transfer of 713,670 shares in the
Company at a selling price of SEK 197.45 per share in conjunction with a potential exercise of the call options; the number of shares and the selling price of the shares covered by the transfer
resolution in accordance with this item may be recalculated as a consequence of a bonus issue of shares, a consolidation or split of shares, a new share issue, a reduction in the share capital, or another similar measure
		Management	For	For
14	Approve that the Board of Directors shall comprise 7 Members elected by the AGM and no Deputies	Management	For	For
15
Approve that the fees to the Board of Directors be paid for the period until the close of the next AGM: the Chairman shall receive
SEK 1,575,000, the Deputy Chairman shall receive SEK 745,000 and the other Board members elected by the meeting shall each receive SEK 630,000; it is furthermore proposed that the Board, as remuneration for committee work carried out, be allotted SEK
230,000 to the Chairman of the Compensation Committee and the
Audit Committee respectively and SEK 115,000 respectively to the other members of these committees, although totaling no more than SEK 920,000; it is proposed that members of the Board
employed by the Swedish Match Group not receive any
remuneration
		Management	For	For
16
Re-election of Charles A. Blixt, Andrew Cripps, Karen Guerra,
Ame Jurbrant, Conny Karlsson, Kersti Strandqvist and Meg Tiveus
as the Members of the Board of Directors and Conny Karlsson as
the Chairman of the Board and Andrew Cripps as the Deputy
Chairman of the Board
		Management	For	For
17
Approve that the Chairman of the Board shall be given a mandate to contact the Company's four largest shareholders and ask them each to appoint one representative to form the Nominating
Committee, together with the Chairman of the Board, for the
period until a new Nominating Committee has been appointed in accordance with a mandate from the next AGM; if any of these shareholders waives its right to appoint a representative, the next largest shareholder in terms of the number of votes shall be asked to appoint a representative; the names of the members of the
Nominating Committee shall be published no later than six months prior to the 2011 AGM; the four largest shareholders are identified on the basis of the known numbers of votes in due time before the date falling six month before the AGM; no remuneration shall be payable to the members of the Nominating Committee; any
expenses incurred in the course of the Nominating Committee's work shall be borne by the Company
		Management	For	For
18	Approve that the meeting should adopt the Instructions for Swedish Match AB's Nominating Committee, which are identical to those adopted by the 2009 AGM	Management	For	For

DNB NOR ASA, OSLO
Security	R1812S105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	NO0010031479	Agenda		702337608 - Management
Item	Proposal	Type	Vote	For/Against Management
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
1	Opening of the general meeting by the Chairman of the supervisory Board	Management	For	For
2	Approve the notice of the general meeting and the agenda	Management	For	For
3	Election of the person to sign the minutes of the general meeting along with	Management	For	For
4	Approve the remuneration rates for members of the supervisory Board, control committee and election committee	Management	For	For
5	Approve the Auditor's remuneration	Management	For	For
6	Approve the 2009 annual report and accounts, including the distribution of dividends and group contributions	Management	For	For
7
Election of Members to the Supervisory Board with a term of
Office until the AGM in 2012: Nils Halvard Bastiansen, Baerum
[re-election], Toril Eidesvik, Bergen [re-election], Carnilla Marianne
Grieg, Bergen [New Member], Eldbjorg Lower, Kongsberg [Re-
election], Per Otterdahl Miller, Skien [New Member], Dag J.
Opedal, Oslo [Re-election], Ole Robert Reitan, Nesoya [New
Member], Gudrun B. Rollefsen, Hammerfest [Re-election], Arthur
Sletteberg, Stabekk [Re-election], Hanne Rigmor Egenaess Wiig,
Halden [Re-election]; re-election of Herbjorn Hansson, Sandefjord as a Member to the Supervisory Board, with a term of office until the AGM in 2011; election of Elsbeth Sande Tronstad, Oslo as a new deputy with a term of office of one year
		Management	For	For
8	Re-election of Eldbjorg Lower, Kongsberg, Per Otterdahl Moller, Skien, Arthur Sletteberg, Stabekk, Rejer Ola Soberg as Members of the Election Committee with a term of office until the AGM in 2012	Management	For	For
9	Authorize the Board of Directors for the repurchase of shares	Management	For	For
10	Approve the statement from the Board of Directors in connection with remuneration to senior executives	Management	For	For
11.a	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Approve the special remuneration or Broad shared financial responsibility and common interests	Shareholder	Against	For
11.b	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Approve the reforms to ensure sound Corporate Governance by changing- strengthening the competence and independence of Governing Bodies	Shareholder	Against	For
11.c	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Approve the reversal of authority to the general meeting	Shareholder	Against	For
11.d	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Approve the cultivation of individual roles in the group to strengthen risk Management and capital	Shareholder	Against	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF NAMES. IF YOU HAVE ALREA-DY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE-TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
YOU.
Non-Voting

TELECOM ITALIA SPA, MILANO
Security	T92778108	Meeting Type		MIX
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	IT0003497168	Agenda		702339082 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL OF EGM
AND FIRST CALL OF OGM ON 28 APR 2010 AT 12:00 AND A
THIRD CAL-L OF EGM AND THE SECOND CALL OF THE OGM
ON 29 APR 2010 AT 11:00 AM. CONSEQUENT-LY, YOUR
VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
CALLS UNLESS THE AGENDA-IS AMENDED. THANK YOU.
Non-Voting
o.1	The documentation regarding the financial statements for the year ended 31 DEC 2009 will be made available within applicable legal time limits.	Management	For	For
o.2
Following the resignation tendered by a Director (Stefano Cao), it is proposed that Mauro Sentinelli be appointed Director of the
Company's Board for the remainder of the term of office of the currently serving Board of Directors (and thus until the approval of the accounts at 31 DEC 2010).
		Management	For	For
o.3
The issue of the report on the accounts at 31 December 2009
shall mark the expiry of the appointment as Auditors of Reconta
Ernst & Young S.p.A. The Shareholders' Meeting is asked to
appoint new independent auditors for the nine-year period 2010-
2018 on the basis of the reasoned proposal put forward by the
Board of Auditors. Such internal control body has submitted to the
Board of Directors a proposal to appoint PricewaterhouseCoopers
S.p.A. for consideration of 1,811,300 Euro (excluding VAT and expenses) for each year of the nine-year period 2010-2018, for the auditing of the separate financial statement of Telecom Italia
S.p.A. and the consolidated financial statement of the Telecom
Italia Group; limited auditing of the half-yearly condensed
consolidated financial statement of the Telecom Italia Group; the auditing of Form 20-F drawn up in accordance with the applicable
US requirements; the attestation on the internal controls in accordance with Section 404 of the Sarbanes-Oxley Act.
		Management	For	For
o.4
The Shareholders' Meeting is asked to resolve on the launch of the 2010-2014 public shareholding plan for employees. The plan calls for a subscription offering reserved for employees of a maximum of 31,000,000 ordinary shares at a discount of 10% off the market price, up to a maximum limit of Euro 3,000 per
employee, with an installment option. Subscribers who retain their shares for one year, subject to remaining in the Company's
employ, shall receive one ordinary bonus share for every three shares subscribed for cash.
		Management	For	For
o.5
It is proposed that the Shareholders' Meeting approve the 2010-
2015 long-term incentive plan reserved for a selected portion of
Telecom Italia's executives. The plan calls for beneficiaries to be granted a cash bonus based on three-year performances (2010-
2012) according to predetermined parameters, with the option to invest 50% of the bonus accrued in newly issued ordinary shares at market prices, up to a maximum amount of Euro 5 million.
Subscribers who retain their shares for two years, subject to remaining in the Company's employ, shall be granted one ordinary bonus share for each share subscribed for cash.
		Management	For	For
e.1
Amendment of Article 5 of the Bylaws - related and consequent resolutions: In connection with the 2010-2014 public shareholding plan for employees and the 2010-2015 long-term incentive plan and, more generally, in order to provide the Shareholders Meeting with an additional operational tool, it is proposed that Article 5 of the Bylaws be amended to allow the allocation of profits to the employees of the Company or its subsidiaries through bonus
share grants pursuant to Article 2349 of the Italian Civil Code. The proposed amendment shall not give rise to the right of withdrawal.
		Management	For	For
e.2
It is proposed that the Shareholders' Meeting - by amending
Article 5 of the Bylaws subject to a single vote authorize the Board of Directors to increase share capital as follows: - in the service of the 2010-2014 public shareholding plan for employees, (i) for cash by issuing a maximum of 31,000,000 ordinary shares, pre-emption rights excluded, to be offered for subscription to plan beneficiaries and, subsequently, (ii) in the maximum amount of Euro
5,683,333.15 through the allocation of the corresponding
maximum amount of profit pursuant to Article 2349 of the Italian
Civil Code, by issuing the number of ordinary shares required to grant one bonus share per every three shares subscribed for
cash; - in the service of the 2010-2015 long-term incentive plan, (i)
for cash by issuing ordinary shares in the maximum amount of
Euro 5.000,000, pre-emption rights excluded, to be offered for subscription to plan beneficiaries and, subsequently, (ii) in the maximum amount of Euro 5.000,000 through the allocation of the corresponding maximum amount of profit pursuant to Article 2349 of the Italian Civil Code, by issuing the number of  ordinary shares required to grant one bonus share per each share subscribed for cash. The foregoing amendments to the Bylaws shall not entitle shareholders who do not vote in favour thereof to withdraw.
		Management	For	For

UMICORE GROUP
Security	B95505168	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	BE0003884047	Agenda		702345097 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
1	Submission of, and discussion on, the annual report of the Board of Directors-and the report of the Statutory Auditor on the statutory annual accounts for-the FYE 31 DEC 2009	Non-Voting
2
Approve, the statutory annual accounts for the FYE 31 DEC 2009 showing a profit for the FY in the amount of EUR 201,577,421.21 taking into account the profit of the FY, the profit of EUR
206,052,951.33 brought forward from the previous FY and the
allocations to and releases from the unavailable reserve related to the 2009 movements in the own shares for a total net amount of
EUR 63,888,541.11, the result to be appropriated stands at EUR
343,741,831.43; the appropriation of the result including the payment of a gross dividend of EUR 0.65 per share
		Management	For	For
3	Submission of, and discussion on, the annual report of the Board of Directors-and the report of the Statutory Auditor on the consolidated annual accounts-for the FYE 31 DEC 2009	Non-Voting
4	Submission of the consolidated annual accounts of the company for the FYE 31-DEC 2009	Non-Voting
5	Grant discharge from liability to each of the Directors who were in office during the FY 2009, for the performance of their mandate during said FY 2009	Management	For	For
6	Grant discharge from liability to the Statutory Auditor for the performance of its mandate during the FY 2009	Management	For	For
7.1	Re-election of Mrs. Isabelle Bouillot as a Independent Director for a period of 3 years expiring at the 2013	Management	For	For
7.2	Re-election of Mr. Shohei Naito as a Independent Director for a period of 3 years expiring at the 2013	Management	For	For
7.3
Approve the Board's remuneration proposed for the 2010 FY
constituting a fixed fee for a global amount of EUR 200,000 and a fee per attended meeting of EUR 5,000 for the Chairman and
EUR 2,500 for the Directors
		Management	For	For

UMICORE DEMANDS THE DISCLOSURE OF THE FINAL
BENEFICIAL OWNERS. WITHOUT THIS DI-SCLOSURE YOUR
VOTE WILL BE REJECTED. IN ORDER FOR YOUR VOTE TO
BE ACCEPTED UMI-CORE DEMANDS TO KNOW THE INITIALS
AND THE LAST NAME OF THE BENEFICIAL OWNER AN-D
THE NUMBER OF SHARES OF THE BENEFICIAL OWNER
Non-Voting

A.P. MOELLER - MAERSK A/S
Security	K0514G135	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	DK0010244425	Agenda		702348106 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 656589 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

PLEASE NOTE THAT IF THE CHAIRMAN OF THE BOARD OR A
BOARD MEMBER IS APPOINTED A-S PROXY, WHICH IS
OFTEN THE CASE, CLIENTS CAN ONLY EXPECT THEM TO
ACCEPT PRO-M-ANAGEMENT VOTES. THE ONLY WAY TO
GUARANTEE THAT ABSTAIN AND/OR AGAINST VOTES A-RE
REPRESENTED AT THE MEETING IS TO SEND YOUR OWN
REPRESENTATIVE. THE SUB CUST-ODIAN BANKS OFFER
REPRESENTATION SERVICES FOR AN ADDED FEE IF
REQUESTED. THANK-YOU
Non-Voting

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

PLEASE NOTE THAT THE COMPANY S TOTAL SHARE
CAPITAL IS NOMINALLY DKK 4,395,600,-000 OF WHICH
NOMINALLY DKK 2,197,800,000 IS IN A SHARES AND
NOMINALLY DKK 2,19-7,800,000 IS IN B SHARES. EACH
SHARE CLASS IS DIVIDED INTO SHARES OF DKK 1,000-AND
DKK 500
Non-Voting

PLEASE NOTE THAT EACH A SHARE AMOUNT OF DKK 500
CARRIES ONE VOTE, AS LONG AS T-HE SHARE IS
REGISTERED BY NAME AT THE TIME OF THE NOTICE
CONVENING THE ANNUAL-GENERAL MEETING OR THE
SHAREHOLDER HAS NOTIFIED AND DOCUMENTED HIS/HER
ACQUISI-TION TO THE COMPANY. B SHARES CARRY NO
VOTES
Non-Voting
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'ABSTAIN' ONLY-FOR RESOLUTION NUMBERS "F.1 TO F.8 AND G.1 TO G.2". THANK YOU.	Non-Voting
A	Report on the activities of the Company during the past FY	Non-Voting
B	Adopt the audited annual report	Management	For	For
C	Grant discharge to the Directors	Management	For	For
D	Approve the appropriation of profit, including the amount of dividends, or covering of loss in accordance with the adopted annual report; payment of a dividend of DKK 325 per share of DKK 1,000	Management	For	For
E
Authorize the Board to allow the Company acquire own shares of a nominal value up to 10% of the Company's share capital; the purchase price must not deviate by more than 10% from the price quoted on Nasdaq OMX Copenhagen A/S on the date of the
purchase; [Authority expires at the conclusion of the Company's next AGM]
		Management	For	For
F.1	Re-election of Ane Maersk Mc-Kinney Uggla, as the Member of the Board of Directors	Management	For	For
F.2	Re-election of Jan Leschly, as the Member of the Board of Directors	Management	For	For
F.3	Re-election of Sir John Bond, as the Member of the Board of Directors	Management	For	For
F.4	Re-election of Lars Pallesen, as the Member of the Board of Directors	Management	For	For
F.5	Re-election of John Axel Poulsen, as the Member of the Board of Directors	Management	For	For
F.6	Election of Robert J. Routs, as the Member of the Board of Directors	Management	For	For
F.7	Election of Arne Karlsson, as the Member of the Board of Directors	Management	For	For
F.8	Election of Erik Rasmussen, as the Member of the Board of Directors	Management	For	For
G.1	Re-election of KPMG Statsautoriseret Revisionspartnerselskab as the Auditors according to the Articles of Association	Management	For	For
G.2	Re-election of Grant Thornton Statsautoriseret Revisionsaktieselskab as the Auditors according to the Articles of Association	Management	For	For
H.1	Amend the Article 2, 3rd paragraph of the Articles of Association, as specified	Management	For	For
H.2	Amend the Article 2, 4th and 5th paragraph of the Articles of Association, as specified	Management	For	For
H.3	Amend the Article 9 of the Articles of Association, as specified	Management	For	For
H.4	Amend the Article 10 of the Articles of Association, as specified	Management	For	For
H.5	Amend the Article 11 of the Articles of Association, as specified	Management	For	For
H.6	Amend the Article 13 of the Articles of Association, as specified	Management	For	For
H.7	Amend the Article 14 of the Articles of Association, as specified	Management	For	For

SNAM RETE GAS SPA, SAN DONATO MILANESE (MI)
Security	T8578L107	Meeting Type		MIX
Ticker Symbol		Meeting Date		27-Apr-2010
ISIN	IT0003153415	Agenda		702348752 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A  S-ECOND CALL ON 28
APR 2010. CONSEQUENTLY,  YOUR VOTING INSTRUCTIONS
WILL REMAIN-VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. PLEASE BE ALSO ADVISED THAT-YOUR
SHARES WILL BE BLOCKED UNTIL THE  QUORUM IS MET OR
THE MEETING IS CANCEL-LED. THANK YOU.
Non-Voting

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 679011 DUE TORECEIPT OF DI-RECTOR'S NAME AND
AUDITOR'S NAME. ALL VOTES RECEIVED ON THE
PREVIOUS MEETING W-ILL BE DISREGARDED AND YOU
WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE.
THA-NK YOU.
Non-Voting
O.1	Approve the financial statement at 31 DEC 2009, consolidated financial statement at 31 DEC 2009, Board of Directors and Auditors, Independent Auditors report	Management
O.2	Approve the attribution of profit and distribution of dividend	Management
O.3	Approve the determination of number of Directors	Management
O.4	Approve the determination of term of an office of Directors	Management

PLEASE NOTE THAT, ALTHOUGH THERE ARE 2 PROPOSALS
UNDER RESOLUTION 5 FOR APPROV-AL, YOU CAN VOTE
ON ONLY 1. THE STANDING INSTRUCTIONS FOR THIS
MEETING WILL BE-DISABLED AND, IF YOU CHOOSE, YOU
ARE REQUIRED TO VOTE FOR ONLY 1 OF THE 2 PRO-
POSALS. THANK YOU.
Non-Voting
O.5.1
Approve the slate submitted by ENI S.A regarding election of
Messrs. Sardo Salvatore, Malacarne Carlo, Croff Davide, Santini
Renato, Mantovani Massimo, Bernini Alessandro and permanent
Auditors   Mr. Mazzei Roberto and Mr. Schiavone Panni
Francesco and Alternate Auditor Mr. Gamba Giulio
Shareholder
O.5.2
Approve the slate submitted by shareholders representing 2.13%
of Company stock capital: election of Messers. Lonzar Roberto,
Oliveri Elisabetta, Stella Richter Mario and permanent Auditors
Mr. Gatto Massimo and External Auditor Mr. Rinaldi Luigi
Shareholder
O.6	Appointment of the Chairman of the Board of Directors	Management
O.7	Approve the determination of emolument of Directors	Management
O.8	Appointment of the Auditors	Management
O.9	Appointment of the Chairman of the Board of Auditors	Management
O.10	Approve to determine the remuneration of the Chairman of the Board of Auditors and regular Auditors	Management
O.11	Approve the proposals for revocation of task of auditing of PricewaterhouseCoopers and assignment of task of auditing	Management
E.1	Amend the Articles 1, 2, 3, 4, 5, 6, 8, 10, 11, 12, 16, 17, 18, 19, 22 and 23, abrogation of Article 7	Management

LAGARDERE GROUPE S C A
Security	F5485U100	Meeting Type		MIX
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	FR0000130213	Agenda		702355531 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 670957 DUE TO THE ADDITION-OF SHAREHOLDER
PROPOSALS A AND B AND A CHANGE IN MEETING TYPE.
THE ADDITIONAL-PROPOSALS WERE JUST ANNOUNCED ON
THE BALO WEBSITE, WHICH IS A FRENCH FINANCIA-L
WEBSITE KNOWN FOR POSTING FRENCH MEETING
ANNOUNCEMENTS. ALL VOTES RECEIVED O-N THE
PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL
NEED TO REINSTRUCT ON-THIS MEETING NOTICE. THANK
YOU
Non-Voting

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.     The followin-g applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions will-be
forwarded to the Global Custodians that have become Registered
Intermediar-ies, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Gl-obal Custodian will sign the Proxy
Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
Non-Voting
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST". A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting

PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING
INFORMATION IS AVAILABLE BY CLIC-KING ON THE
MATERIAL URL LINKS: https://balo.journal-
officiel.gouv.fr/pdf/2010-/0317/201003171000733.pdf and
https://balo.journal-officiel.gouv.fr/pdf/2010/0-
409/201004091001106.pdf
Non-Voting
1.	Approval of the partnership's accounts for FY 2009	Management	For	For
2.	Approval of the consolidated account	Management	For	For
3.	Allocation of the partnership's result; setting of the ordinary dividend at EUR 1.30 per share	Management	For	For
4.	Approval of the regulated agreements	Management	For	For
5.	Authorization to be given to Management for a period of eighteen months to trade in the Company's shares	Management	For	For
6.	Nomination of Mrs. Amelie Oudea-Castera as the replacement for Mr. Henri Proglio	Management	For	For
7.	Renewal of Mrs. Amelie Oudea-Castera's appointment as a Member of the Supervisory Board	Management	For	For
8.	Nomination of Mr. Xavier de Sarrau as the replacement for Groupama	Management	For	For
9.	Renewal of Mr. Bernard Arnault's appointment as a Member of the Supervisory Board	Management	For	For
10.	Renewal of Mr. Francois Roussely's appointment as a Member of the Supervisory Board	Management	For	For
11.	Renewal of Mr. Raymond H. Levy's appointment as a Member of the Supervisory Board	Management	For	For
12.	Nomination of Mr. Patrick Valroff as a new Member of the Supervisory Board, replacing Mr. Rene Carron, whose term of office has ended	Management	For	For
13.	Nomination of Mr. Jean-Claude Magendie as a new Member of the Supervisory Board	Management	For	For
14.	Powers to accomplish the necessary formalities	Management	For	For
O.A
PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:
Appointment of Mr. Guy Wyser-Pratte as a new member of the
Supervisory Board. The Ordinary General Meeting appoints Mr.
Guy Wyser-Pratte as a new member of the Supervisory Board for a term of four years
		Shareholder	Against	For
E.B	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: Amendments to Articles 7, 11, 20 and 21 concerning the nature of the general partners' agreement on decisions taken at the shareholders' meeting	Shareholder	Against	For

To view addition information on the Corporate Governance
Practices please copy-and paste the below link into your internet browser:  https://materials.proxy-
vote.com/Approved/99999Z/19840101/SHLTR_58031.pdf
Non-Voting
	To obtain a copy of the proxy card please copy and paste the below link into y-ou interenet browser: https://materials.proxyvote.com/Approved/99999Z/1984010- 1/NPS_58356.PDF	Non-Voting

ANHEUSER-BUSCH INBEV SA, BRUXELLES
Security	B6399C107	Meeting Type		MIX
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	BE0003793107	Agenda		702358753 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
A.1	Amend the Article 13, 3 of the Articles of Association in order to set the term of the mandate of the Directors at 4 years, unless the shareholders' meeting fixes a shorter term	Management	For	For
A.2	Approve the insertion of a new Article 36bis in the Articles of Association, as specified	Management	For	For
A3.A
Special report by the Board of Directors on the issuance of
subscription right-s and the exclusion of the preference right of the existing shareholders in fa-vor of specific persons, drawn up in accordance with Articles 583, 596 and 598-of the Companies
Code
Non-Voting
A.3.B
Special report by the statutory Auditor on the exclusion of the preference rig-ht of the existing shareholders in favor of specific persons, drawn up in acco-rdance with Articles 596 and 598 of the
Companies Code
Non-Voting
A.3.C
Approve to exclude the preference right of the existing
shareholders in relation to the issuance of subscription rights in favor of all current Directors of the Company, as identified in the report referred under resolution A.3.A
		Management	For	For
A.3.D
Approve the issuance of 215,000 subscription rights and
determining their terms and conditions (as such terms and
conditions are appended to report referred under Resolution A.3.A
); the main provisions of these terms and conditions can be
summarized as specified
		Management	For	For
A.3.E
Approve to increase the capital of the Company, under the
condition precedent and to the extent of the exercise of the subscription rights, for a maximum amount equal to the number of subscription rights multiplied by their exercise price and allocation of the issuance premium to an account not available for
distribution
		Management	For	For
A.3.F
Grant powers to 2 Directors acting jointly to have recorded by notarial deed the exercise of the subscription rights, the
corresponding increase of the capital, the number of new shares issued, the resulting modification to the Articles of Association and the allocation of the issuance premium to an account not available for distribution
		Management	For	For
B.1	Management report by the Board of Directors on the accounting YE on 31 DEC 200-9	Non-Voting
B.2	Report by the statutory Auditor on the accounting YE on 31 DEC 2009	Non-Voting
B.3
Communication of the consolidated annual accounts relating to the accounting Y-E on 31 DEC 2009, as well as the management report by the Board of Directors a-nd the report by the statutory
Auditor on the consolidated annual accounts
Non-Voting
B.4
Approve the statutory annual accounts relating to the accounting
YE on 31 DEC 2009, including the specified allocation of the result: EUR profit of the accounting year: EUR 6,378,211; profit carried forward from the preceding accounting year: EUR
1,282,104; result to be allocated: 7,660,315; deduction for the unavailable reserve: 37,085 gross dividend for the shares: EUR
605,033; balance of carried forward profit: 7,018,197
		Management	For	For
B.5	Grant discharge to the Directors for the performance of their duties during the accounting YE on 31 DEC 2009	Management	For	For
B.6	Grant discharge to the statutory Auditor for the performance of his duties during the accounting YE on 31 DEC 2009	Management	For	For
B.7.A	Approve to renew the appointment as Director of Mr. Alexandre Van Damme, for a period of 4 years ending after the shareholders' meeting which will be asked to approve the accounts for the year 2013	Management	For	For
B.7.B
Approve to renew the appointment as a Director of Mr. Gregoire de Spoelberch, for a period of 4 years ending after the
shareholders' meeting which will be asked to approve the
accounts for the year 2013
		Management	For	For
B.7.C
Approve to renew the appointment as a Director of Mr. Carlos
Alberto da Veiga Sicupira, for a period of 4 years ending after the shareholders meeting which will be asked to approve the accounts for the year 2013
		Management	For	For
B.7.D
Approve to renew the appointment as a Director of Mr. Jorge
Paulo Lemann, for a period of 4 years ending after the
shareholders' meeting which will be asked to approve the
accounts for the year 2013; the Company's Corporate
Governance Charter provides that the term of office of the
Directors shall end immediately after the annual shareholders'
meeting following their 70th birthday, except as approved by the
Board of Directors in special cases; the Board considers that an exception to such age limit is justified for Mr. Lemann considering the key strategic role that he has played and continues to play as one of the controlling shareholders of the Company since its
combination with AmBev   Companhia de Bebidas das Americas
		Management	For	For
B.7.E
Approve to renew the appointment as a Director of Mr. Roberto
Moses Thompson Motta, for a period of 4 years ending after the shareholders' meeting which will be asked to approve the
accounts for the year 2013
		Management	For	For
B.7.F
Approve to renew the appointment as a Director of Mr. Marcel
Herrmann Telles, for a period of 4 years ending after the
shareholders meeting which will be asked to approve the accounts for the year 2013
		Management	For	For
B.7.G
Approve to renew the appointment as a Independent Director of
Mr. Jean-Luc Dehaene, for a period of 1 year ending after the shareholders meeting which will be asked to approve the accounts for the year 2010; the renewal of the mandate for only 1 year is in line with the Company's Corporate Governance Charter which
provides that the term of office of the Directors shall end
immediately after the shareholders' meeting following their 70th birthday; Mr. Dehaene complies with the functional, family and financial criteria of independence as provided for in Article 526ter
		Management	For	For

of the Companies Code and in the Company's Corporate
Governance Charter, except for the requirement not to have been a Non-Executive Director of the Company for more than 3
successive terms (Article 526ter, paragraph 1, 2); except when legally required to apply the definition of Article 526ter, paragraph
1, 2, the Board proposes to consider that Mr. Dehaene continues to qualify as Independent Director; the Board is of the opinion that the quality and independence of the contribution of Mr. Dehaene to the functioning of the Board has not been influenced by the length of his tenure; Mr. Dehaene has acquired a superior
understanding of the Company's business, its underlying strategy and specific culture and in light of his particular experience, reputation and background it is in the Company's best interests to renew him as an Independent Director for an additional term of 1 year; moreover, Mr. Dehaene expressly stated and the Board is of the opinion that he does not have any relationship with any
company which could compromise his independence

B.7.H
Approve to renew the appointment as an Independent Director of
Mr. Mark Winkelman, for a period of 4 years ending after the shareholders meeting which will be asked to approve the accounts for the year 2013; Mr. Winkelman complies with the functional, family and financial criteria of independence as provided for in
Article 526ter of the Companies Code and in the Company's
Corporate Governance Charter; moreover, Mr. Winkelman
expressly stated and the Board is of the opinion that he does not have any relationship with any company which could compromise his independence
		Management	For	For
B.8
Approve the recommendation of the Audit Committee, for a period of 3 years ending after the shareholders' meeting which will be asked to approve the accounts for the year 2012, as statutory auditor of Pricewaterhouse Coopers, PWC, Woluwe Garden,
Woluwedal 18, B-1932 Sint-Stevens-Woluwe, represented by Mr.
Yves Vandenplas, reviseur d'entreprises, and setting, in
agreement with this Company, its yearly remuneration to 52,000
Euro
		Management	For	For
B.9.A
Approve the remuneration report for the FY 2009 (as specified in the 2009 annual report) including the amended executive
remuneration policy, applicable as from 2010; such policy
provides for the possibility of granting the annual incentive in the form of shares that are immediately vested, subject to a 5-year lock-up period; in addition, the executive remuneration policy provides that the company may also grant matching shares (in the form of restricted stock units) and stock options, the value of which can exceed 25% of the annual remuneration and which vest after a period of five years but without being subject to a specific performance test. Special forfeiture rules apply to matching shares and stock options in case of termination of service before the end of the five-year vesting period; the 2009 annual report and
remuneration report containing the executive remuneration policy, can be reviewed as indicated at the end of this notice
		Management	For	For
B.9BA
Grant approximately 35 Executives of the Company and/or its
majority-owned subsidiaries of 5,732,542 options in DEC 2009 under the Dividend Waiver Program as specified in the
remuneration report; each option gives the grantee the right to purchase one existing share in the Company; the exercise price of each option is EUR 33.24, which corresponds to the fair value of the Company share at the time of granting of the options; the grant was meant to allow for global mobility of Executives who were relocated to the US while complying with all legal and tax obligations with respect to outstanding options before 01 JAN
2010
		Management	For	For
B.9BB
Approve the exchange with approximately 15 Executives of the
Company and/or its majority-owned subsidiaries of 4,084,770
options of the NOV 2008 Exceptional Grant and 360,000 options of the APR 2009 Exceptional Grant against 2,764,302 million
Anheuser-Busch InBev shares under the Exchange Program as
specified in the remuneration report; the exchange was meant to allow for global mobility of Executives who were relocated to the
US while complying with all legal and tax obligations with respect to outstanding options before 01 JAN 2010
		Management	For	For
B.9BC
Approve to confirm the grant in DEC 2009 of 2,994,615 options to employees of Anheuser-Busch Companies Inc. and/or its majority-
owned subsidiaries; each option will give the grantee the right to purchase one existing share in the Company; the exercise price of each option is EUR 35.705 which corresponds to the fair value of the Company share at the time of granting of the options; the options will become exercisable after 5 years and have a lifetime of 10 years; this grant was made according to a pre-merger
obligation
		Management	For	For
B.9BD
Approve to confirm the grant in DEC 2009 of 1,626,069 Long
Term Incentive Stock Options to employees of the Company
and/or its majority owned subsidiaries; each option gives the grantee the right to purchase 1 existing share in the Company; the exercise price of each option is EUR 35.90 which corresponds to the fair value of the Company share at the time of granting of the options; the options will become exercisable after 5 years and have a lifetime of 10 years
		Management	For	For
B.9BE
Approve to confirm the grant in MAR 2010 of approximately
350,000 existing shares of the Company and 1,200,000 matching restricted stock units to employees of the Company and/or its majority owned subsidiaries; each share is subject to a 5-year lock-up period; each matching restricted stock unit will vest only after a 5-year vesting period; this grant was done in the framework of the new Share-Based Compensation Plan of the Company as
specified in the Executive remuneration policy referred to in resolution 9.A
		Management	For	For
B.10A
Approve, in accordance with Article 556 of the Companies Code, condition 7.5 of the terms & conditions (Change of Control Put) of the EUR 15,000,000,000 updated Euro Medium Term Note
Programme dated 24 FEB 2010 of the Company and Brandbrew
SA (the Issuers) and Deutsche Bank AG., London Branch, acting as Arranger (the Updated EMTN Programme), which may be
applicable in the case of Notes issued under the Updated EMTN
Programme and any other provision in the Updated EMTN
Programme granting rights to third parties which could affect the
Company's assets or could impose an obligation on the Company where in each case the exercise of those rights is dependent on the launch of a public take-over bid over the shares of the
Company or on a Change of Control (as specified in the terms &
conditions of the updated EMTN Programme), as specified; a
change of control put is specified in the applicable Final Terms of the Notes, condition 7.5 of the terms & conditions of the updated
EMTN Programme grants, to any noteholder, in essence, the right to request the redemption of his Notes at the redemption amount specified in the final terms of the notes, together, if appropriate, with interest accrued upon the occurrence of a Change of Control and a related downgrade in the notes to sub-investment grade
		Management	For	For
B.10B
Approve, in accordance with Article 556 of the Companies Code, the Change of Control clause of the USD 3,000,000,000 notes
issued in MAY 2009, consisting of USD 1,550,000,000 5.375%
notes due 2014, USD 1,000,000,000 6.875 % notes due 2019 and
USD 450,000,000 8.00 % Notes due 2039 (the Notes), and the
Change of Control clause of the USD 5,500,000,000 Notes issued in OCT 2009, consisting of USD 1,500,000,000 3 % Notes due
2012, USD 1,250,000,000 4.125 % Notes due 2015, USD
2,250,000,000 5.375 % Notes due 2020 and USD 500,000,000
6.375 % Notes due 2040 (the Unregistered Notes), the Change of
Control clause of the USD 5,500,000,000 Registered Notes issued in FEB 2010, consisting of USD 1,500,000,000 3% Notes due
2012, USD 1,250,000,000 4.125% Notes due 2015, USD
2,250,000,000 5.375% Notes due 2020 and USD 500,000,000
6.375% Notes due 2040 and offered in exchange for
corresponding amounts of the corresponding Unregistered Notes in accordance with a US Form F-4 Registration Statement (the
Registration Statement), pursuant to an exchange offer launched by Anheuser-Busch InBev Worldwide Inc. in the US on 08 JAN
2010 and closed on 08 FEB 2010 (the Registered Notes),
whereby each of the Notes, unregistered Notes and Registered
Notes are issued by Anheuser-Busch InBev Worldwide Inc. (with an unconditional and irrevocable guarantee as to payment of
principal and interest from the Company) and (iv) any other
provision applicable to the Notes, Unregistered Notes or
Registered Notes granting rights to third parties which could affect the Company's assets or could impose an obligation on the
Company where in each case the exercise of those rights is
dependent on the launch of a public take-over bid over the shares of the Company or on a Change of Control (as specified in the
Offering Memorandum with respect to the Notes or the
Unregistered Notes, as the case may be, and in the Registration
Statement with respect to the Registered Notes); the Change of
Control clause grants to any Noteholder, in essence, the right to request the redemption of his Notes at a repurchase price in cash of 101% of their principal amount (plus interest accrued) upon the occurrence of a Change of Control and a related downgrade in the
Notes to sub-investment grade
		Management	For	For
B.10C
Approve, in accordance with Article 556 of the Companies Code,
Clause 17 (Mandatory Prepayment) of the USD 13,000,000,000
senior facilities agreement dated 26 FEB 2010 entered into by the
Company and Anheuser-Busch InBev Worldwide Inc. as original
borrowers, the original guarantors and original lenders listed therein, Banc of America Securities Limited, Banco Santander,
S.A., Barclays Capital, Deutsche Bank AG, London Branch, Fortis
Bank SA/NV, ING Bank NV, Intesa Sanpaolo S.P.A., J.P. Morgan
PLC, Mizuho Corporate Bank, Ltd, The Royal Bank of Scotland
PLC, Societe Generale Corporate and Investment Banking, the
Corporate and Investment Banking division of Societe Generale and the Bank of Tokyo-Mitsubishi UFJ, LTD. as mandated lead
arrangers and bookrunners and Fortis Bank SA/NV as agent and issuing bank (as amended and/or amended and restated from
time to time) (the Senior Facilities Agreement) and any other provision of the Senior Facilities Agreement granting rights to 3rd parties which could affect the Company's assets or could impose an obligation on the Company where in each case the exercise of those rights is dependent on the launch of a public take-over bid over the shares of the Company or on a Change of Control (as specified in the Senior Facilities Agreement); Clause 17 of the
Senior Facilities Agreement grants, in essence, to any lender under the Senior Facilities Agreement, upon a Change of Control
		Management	For	For

over the Company, the right (i) not to fund any loan or letter of credit (other than a rollover loan meeting certain conditions) and
(ii) (by not less than 30 days written notice) to cancel its undrawn commitments and require repayment of its participations in the loans or letters of credit, together with accrued interest thereon, and all other amounts owed to such lender under the Senior
Facilities Agreement (and certain related documents)

B.10D
Approve, in accordance with Article 556 of the Companies Code,
Clause 8.1 (Change of Control or Sale) of the USD 4,200,000,000
term facilities agreement dated 26 FEB 2010 entered into by the
Company and Anheuser-Busch InBev Worldwide Inc. as original
borrowers, the original guarantors and original lenders listed therein, Banco Santander S.A., London Branch and Fortis Bank
SA/NV as mandated lead arrangers and bookrunners and Fortis
Bank SA/NV as agent (as amended and/or amended and restated
from time to time) (the Term Facilities Agreement) and (ii) any other provision of the Term Facilities Agreement granting rights to
3rd parties which could affect the Company's assets or could impose an obligation on the Company where in each case the
exercise of those rights is dependent on the launch of a public take-over bid over the shares of the Company or on a Change of
Control (as specified in the Term Facilities Agreement); Clause
8.1 of the Term Facilities Agreement grants, in essence, to any lender under the Term Facilities Agreement, upon a Change of
Control over the Company, the right (i) not to fund any loan and (ii)
(by not less than 30 days written notice) to cancel its undrawn commitments and require repayment of its participations in the loans, together with accrued interest thereon, and all other amounts owed to such lender under the Term Facilities
Agreement (and certain related documents)
		Management	For	For
C.
Grant powers to Mr. Benoit Loore, VP Legal Corporate, with
power to substitute and without prejudice to other delegations of powers to the extent applicable, for (i) the restatements of the
Articles of Association as a result of all changes referred to above, the signing of the restated articles of association and their filings with the clerk's office of the Commercial Court of Brussels, (ii) the filing with the same clerk's office of the resolutions referred under
Resolution B.10 and (iii) any other filings and publication
formalities in relation to the above resolutions
		Management	For	For

GOLDEN AGRI-RESOURCES LTD.
Security	ADPV11073	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-Apr-2010
ISIN	MU0117U00026	Agenda		702359060 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Received and adopt the audited financial statements for the YE 31 DEC 2009 together with the Directors' and the Auditors' reports thereon	Management	For	For
2	Declare a first and final dividend of SGD 0.00495 per ordinary share for the YE 31 DEC 2009	Management	For	For
3	Approve the Directors' fees of SGD 258,336 for the YE 31 DEC 2009	Management	For	For
4	Re-elect Mr. Frankle Djafar Widjaja as a Director, who retires by rotation pursuant to Article 90 of the Constitution of the Company	Management	For	For
5	Re-elect Mr. Simon Lim as a Director who retires by rotation pursuant to Article 90 of the Constitution of the Company	Management	For	For
6	Re-elect Mr. Hong Pian Tee as a Director who retires by rotation pursuant to Article 90 of the Constitution of the Company	Management	For	For
7	Re-appoint Moore Stephens LLP as the Auditors and authorize the Directors to fix their remuneration	Management	For	For
8
Authorize the Directors of the Company, pursuant to The
Companies Act 2001 of Mauritius and the Listing Rules of the
Singapore Exchange Securities Trading Limited, to allot and issue
(including the allotment and issue of shares and convertible securities pursuant to offers, agreements or options made or granted by the Company while this authority remains in force) or otherwise dispose of shares in the Company (including making and granting offers, agreements and options which would or which might require shares and convertible securities to be allotted, issued or otherwise disposed of) at any time, whether during the continuance of such authority or thereafter, to such persons, upon such terms and conditions and for such purposes as the Directors
CONTD.
		Management	For	For
-
CONTD. may in their absolute discretion deem fit without first offering such-shares and convertible securities to the members of the Company provided that-the aggregate number of shares and convertible securities to be issued-pursuant to this Resolution shall not exceed 50% of the issued share capital-of the Company
(excluding treasury shares) at the date of this Resolution,-and provided further that where members of the Company with
registered-addresses in Singapore are not given an opportunity to participate in the-same on a pro-rata basis, then the shares and convertible securities to be-issued under such circumstances shall not exceed 20% of the issued share-capital of the Company
(excluding treasury shares) at the date of this-Resolution
Non-Voting
9
Authorize the the Directors of the Company, subject to and
pursuant to the share issue mandate in Resolution 8 above being obtained, and notwithstanding the 50% limit in Resolution 8
above, that pursuant to The Companies Act 2001 of Mauritius and in accordance with and subject to the requirements of the
Singapore Exchange Securities Trading Limited, to allot and issue shares in the Company at any time by way of a pro-rata
		Management	For	For

renounceable rights issue to shareholders of the Company upon such terms and conditions and for such purposes as the Directors may in their absolute discretion deem fit provided that the
aggregate number of shares to be issued pursuant to this
Resolution shall not exceed 100% of the issued share capital of the Company (excluding treasury shares) at the date of this
Resolution

10
Authorize the Directors of the Company, subject to and pursuant to the share issue mandate in Resolution 8 above being obtained, to allot and issue new shares on a non pro-rata basis at an issue price per new share which shall be determined by the Directors in their absolute discretion provided that such price shall not represent more than 20% discount to the weighted average price per share determined in accordance with the requirements of the
Singapore Exchange Securities Trading Limited
		Management	For	For
11
Authorize the Directors of the Company of all the powers of the
Company, for the purposes of The Companies Act 2001 of
Mauritius (the Act), to purchase or otherwise acquire ordinary shares (Shares) in the issued share capital of the Company not exceeding in aggregate the Prescribed Limit (as specified), at such price or price as may be determined by the Directors from time to time up to the Maximum Price (as specified), whether by way of: market purchases (each a Market Purchase) on the
Singapore Exchange Securities Trading Limited (SGX-ST); and/or
off-market purchases (each an Off-Market Purchase) effected in accordance with any equal access schemes as may be
determined or formulated by the Directors as they consider fit, which schemes shall satisfy all the conditions prescribed by the
Act, and otherwise in accordance with all other laws, regulations and rules of the SGX-ST as may for the time CONTD.
		Management	For	For
-
CONTD. being be applicable, and approved generally and
unconditionally (the-Share Purchase Mandate);  Authority expires the earlier of the next AGM of-the Company is held; or the date by which the next AGM of the Company is-required by law to be held
; and authorize the Directors of the Company to-complete and do all such acts and things (including executing such documents-as may be required) as they may consider expedient or necessary to give-effect to the transactions contemplated by this Resolution
Non-Voting
12
Approve that pursuant to Chapter 9 of the Listing Manual of the
Singapore Exchange Securities Trading Limited, approval be
given to the Company, its subsidiaries and associated companies that are not listed on the Singapore Exchange Securities Trading
Limited or an approved exchange, provided that the Company and its subsidiaries (the Group), or the Group and its interested person(s), has control over the associated companies, or any of them to enter into any of the transactions falling within the types of
Interested Person Transactions, particulars of which are set as specified, with any CONTD.
		Management	For	For
-
CONTD. party who is of the class of Interested Persons as
specified; provided-that such transactions are carried out in the ordinary course of business and-in accordance with the guidelines of the Company for Interested Person-Transactions as specified;
that the IPT Mandate shall, unless revoked or-varied by the
Company in members meeting, continue in force until the next-
AGM of the Company; and authorize the Directors of the
Company to complete-and do all such acts and things (including executing all such documents as-may be required) as they may consider expedient or necessary or in the-interests of the
Company to give effect to the IPT Mandate and/or this-Resolution
Non-Voting

DEUTSCHE POST AG
Security	D19225107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	DE0005552004	Agenda		702296713 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED
DEPENDING ON SOME SUBCUSTODIANS'-PROCESSING IN
THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE TO-OBTAIN BLOCKING INFORMATION
FOR YOUR ACCOUNTS.
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY wit-h the report of the Supervisory Board, the group financial statements and grou-p annual report as well as the report pursuant to Sections 289[4] and 315[ 4]-of the German
Commercial Code
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
880,797,457.47 as follows: payment of a dividend of EUR 0.60 per share EUR 155,387,933.07 shall be carried for ward Ex-dividend and payable date: 29 APR 2010
		Management	For	For
3.	Ratification of the acts of the Board of Managing Directors	Management	For	For
4.	Ratification of the acts of the Supervisor y Board	Management	For	For
5.	Appointment of Auditors f or the 2010 FY: PricewaterhouseCoopers AG, Dusseldorf	Management	For	For
6.
Authorization to acquire own shares, the Company shall be
authorized to acquire own shares of up to 10% of its share capital, at a price not deviating more than 10% from the market price of the shares, on or before 27 APR 2015, the Board of Managing
Directors shall be authorized to dispose of the shares in a manner other than the stock exchange or by way of a public offer to all shareholders if the shares are sold at a price not materially below their market price, and to retire the shares
		Management	For	For
7.	Approval of the use of derivatives [call and put options] for the purpose of acquiring own shares as per item 6	Management	For	For
8.	Approval of the remuneration system for members of the Board of Managing Directors	Management	For	For
9.	Re-election of Roland Oetker to the Supervisory Board	Management	For	For
10.
Amendments of the Articles of Association in respect of the
Supervisory Board remuneration as of the 2011 FY, the fixed
remuneration shall be increased to EUR 4 0,000 and the
attendance fee to EUR 1,000 per member
		Management	For	For
11.
Further amendments to the Articles of Association as follows:
11.a] Section 14 [5], the majority of the votes cast shall be necessary for resolutions by the Supervisory Board if there is no other majority mandatory, in case of two election ties after another, the Chairman shall receive two votes; 11.b] Section 18
[2]shall be a mended in respect of the shareholders, meeting being announced at least 30 days prior to the date of the meeting;
11.c] Section 19 [1], in respect of shareholders being entitled to participate and vote at the shareholders meeting if they register with the Company by the sixth day prior to the meeting and
provide evidence of their shareholding as per the statutory record date; 11.d] Section 19 [2] in respect of the Board of Managing
Directors being authorized to permit shareholders to absentee vote in written form or by electronic means at a shareholders
meeting;11.e] Section 19 [3], in respect of proxy- voting
instructions being issued as stipulated by law, the
issuance/withdrawal of proxy-voting instructions must be effected in written form; 11.f] Section 19 [4], in respect of the Chairman of the shareholders meeting being authorized to permit the
audiovisual transmission of the meeting; 11.g] Section 22 [1], in respect of the Board of Managing Directors being obliged to list the financial statements and the group financial statements as well as the annual report and the group annual report for the past FY within the first 3 months of the current year and to present them to the Supervisory Board, together with the proposal for resolution on the appropriation of the distributable profit
		Management	For	For

COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS
MEETING. A LINK TO THE COUNTER P-ROPOSAL
INFORMATION IS AVAILABLE IN THE MATERIAL URL
SECTION OF THE APPLICATIO-N. IF YOU WISH TO ACT ON
THESE ITEMS, YOU WILL NEED TO REQUEST A MEETING
ATTEN-D AND VOTE YOUR SHARES AT THE COMPANYS
MEETING.
Non-Voting

AKZO NOBEL NV
Security	N01803100	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	NL0000009132	Agenda		702300740 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING AT THIS GENERAL MEETING ARE-RELAXED AS THERE IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED WITH-THIS MEETING. THANK YOU.	Non-Voting
1	Opening	Non-Voting
2	Report of the Board of Management for the FY 2009	Non-Voting
3.A	Adopt the 2009 financial Statements of the Company	Management	For	For
3.B	Allocation of profit	Non-Voting
3.C	Discussion on the dividend policy	Non-Voting
3.D
Adopt the dividend for the FY 2009 at EUR 1.35 per common
share, this represents a pay out ratio of 57% relative to the net income before incidentals and fair value adjustments for the ICI acquisition; the interim dividend of EUR 0.30 was paid in
November 2009 and the final dividend payment of EUR 1.05 will be paid on 11 MAY 2010
		Management	For	For
3.E	Governance statement	Non-Voting
4.A	Grant discharge from liability of the Members of the Board of Management in office in 2009 for the performance of their duties in 2009	Management	For	For
4.B	Grant discharge from liability of the Members of the Supervisory Board in the office on 2009 for the performance of their duties in 2009	Management	For	For
5.A	Re-appoint Mr. K. Vuursteen to the Supervisory Board	Management	For	For
5.B	Re-appoint Mr. A. Burgmans to the Supervisory Board	Management	For	For
5.C	Re-appoint Mr. L. R. Hughes to the Supervisory Board	Management	For	For
6	Amend the remunerations Policy introduction of a Claw Back provision	Management	For	For
7.A	Authorize the Board Management to issue shares	Management	For	For
7.B	Authorize the Board Management to restrict or exclude the pre- emptive rights of shareholders	Management	For	For
8	Authorize the Board of Management to acquire common shares in the share capital of the Company on behalf of the Company	Management	For	For
9	Amend the Articles of Association of the Company	Management	For	For
10	Any other business	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN TEXT OF RESOLUTION 3.D. I-F YOU HAVE ALREADY SENT
IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
FORM UN-LESS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

ROYAL BK SCOTLAND GROUP PLC
Security	G76891111	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	GB0007547838	Agenda		702301285 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and approve the accounts for the FYE 31 DEC 2009 and the reports of the Directors and the Auditors thereon	Management	For	For
2	Approve the remuneration report contained within the report and accounts for the FYE 31 DEC 2009	Management	For	For
3	Election of Sir Sandy Crombie as a Director	Management	For	For
4	Election of Bruce Van Saun as a Director	Management	For	For
5	Election of Philip Scott as a Director	Management	For	For
6	Election of Penny Hughes as a Director	Management	For	For
7	Election of Brendan Nelson as a Director	Management	For	For
8	Re-election of Joe Machale a s a Director	Management	For	For
9	Re-election of Philip Hampton as a Director	Management	For	For
10	Re-appoint Deloitte LLP as the Auditors	Management	For	For
11	Authorize the Audit Committee to fix the remuneration of the Auditors	Management	For	For
12	Approve to renew the Directors authority to allot ordinary shares	Management	For	For
S.13	Approve to renew the Directors authority to allot shares on a non- pre-emptive basis	Management	For	For
14	Approve the consolidation and sub-division of shares	Management	For	For
S.15	Approve to permit the holding of general meetings at 14 days notice	Management	For	For
16	Approve the RBS 2010 Long Term Incentive Plan	Management	For	For
17	Approve to renew the Employee Share Ownership Plan	Management	For	For
S.18	Adopt the new Articles of Association	Management	For	For
19	Grant authority for the political donations and expenditure by the Company in terms of Section 366 of the Companies Act 2006	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN RESOLUTION TYPE. IF YOU H-AVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YO-U DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AKTIENG
Security	D55535104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	DE0008430026	Agenda		702305308 - Management
Item	Proposal	Type	Vote	For/Against Management

Please note that shareholders must be registered in beneficial owner name to b-e eligible to vote at this meeting. To facilitate registration, your initial v-ote instruction must reach Broadridge by
2pm on April 12th, 2010. Broadridge w-ill disclose the beneficial owner information for voted accounts and blocking-may apply.
Please contact your client service representative for further detai-
ls.
Non-Voting

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS USUAL
THANK YOU
Non-Voting
1.a	Submission of the report of the Supervisory Board and the corporate governance-report including the remuneration report for the financial year 2009	Non-Voting
1.b
Submission of the adopted Company financial statements and
management report f-or the financial year 2009, the approved consolidated financial statements and-management report for the
Group for the financial year 2009, and the explanat-ory report on the information in accordance with Sections 289 para. 4 and 315-
para. 4 of the German Commercial Code
Non-Voting
2.	Resolution on the appropriation of the net retained profits from the financial year 2009	Management	For	For
3.	Resolution to approve the actions of the Board of Management	Management	For	For
4.	Resolution to approve the actions of the Supervisory Board	Management	For	For
5.	Resolution to approve the remuneration system for the Board of Management	Management	For	For
6.	Resolution to appoint a member of the Supervisory Board: Dr. Benita Ferrero-Waldner	Management	For	For
7.	Resolution to authorise the buy-back and utilisation of own shares as well as the option to exclude subscription and pre-emptive rights	Management	For	For
8.	Resolution to authorise the buy-back of own shares using derivatives as well as the option to exclude subscription and pre- emptive rights	Management	For	For
9.
Resolution to authorise the issue of convertible bonds and/or bonds with warrants with the option of excluding subscription rights; to cancel Contingent Capital Increase 2005; to create a new contingent capital (Contingent Capital Increase 2010); and to make the relevant amendment to the Articles of Association
		Management	For	For
10.	Resolution to amend Articles 6 (registration for the Annual General Meeting) and 7 (exercise of voting rights by proxies) of the Articles of Association	Management	For	For
11.	Resolution to amend Article 6 of the Articles of Association (information for shareholders)	Management	For	For

COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS
MEETING. A LINK TO THE COUNTER P-ROPOSAL
INFORMATION IS AVAILABLE IN THE MATERIAL URL
SECTION OF THE APPLICATIO-N. IF YOU WISH TO ACT ON
THESE ITEMS, YOU WILL NEED TO REQUEST A MEETING
ATTEN-D AND VOTE YOUR SHARES AT THE COMPANYS
MEETING.
Non-Voting

UNIBAIL-RODAMCO SE, PARIS
Security	F95094110	Meeting Type		MIX
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	FR0000124711	Agenda		702305675 - Management
Item	Proposal	Type	Vote	For/Against Management
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0322/201003221000766.pdf	Non-Voting
O.1	Approve the annual accounts	Management	For	For
O.2	Approve the consolidated accounts	Management	For	For
O.3	Approve the allocation of the result	Management	For	For
O.4	Approve the distribution of a sum deducted on the contribution bonus line item	Management	For	For
O.5	Approve the regulated agreements and commitments	Management	For	For
O.6	Approve to renew Mr. Frans J. G. M. Cremers' appointment as a Member of the Supervisory Board	Management	For	For
O.7	Approve to renew Mr. Francois Jaclot's appointment as a Member of the Supervisory Board	Management	For	For
O.8	Authorize the Board of Directors in order to allow the Company to trade in its own shares	Management	For	For
E.9	Authorize the Board of Directors for the purpose of reducing the authorized capital by canceling shares held by the Company	Management	For	For
E.10	Powers for the required formalities	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN RECORD DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DE-CIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

WANT WANT CHINA HLDGS LTD
Security	G9431R103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	KYG9431R1039	Agenda		702307213 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ''IN FAVOR" OR "AGAINST"-FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Approve the financial statements and the reports of the Directors and the Auditor for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend for the YE 31 DEC 2009	Management	For	For
3.a	Re-elect Mr. Tsai Shao-Chung as a Director	Management	For	For
3.b	Re-elect Mr. Toh David Ka Hock as a Director	Management	For	For
3.c	Re-elect Mr. Lin Feng-I as a Director	Management	For	For
3.d	Re-elect Mr. Chien Wen-Guey as a Director	Management	For	For
3.e	Authorize the Board of Directors of the Company to fix the remuneration of all the Directors of the Company	Management	For	For
4	Re-appoint PricewaterhouseCoopers as the Company's Auditor and authorize the Board to fix their remuneration for the YE 31 DEC 2010	Management	For	For
5
Authorize the Directors of the Company to repurchase shares of
USD 0.02 each in the capital of the Company  "Shares"  during the relevant period, on The Stock Exchange of Hong Kong Limited the Stock Exchange  or on any other stock exchange on which the securities of the Company may be listed and recognized by the
Securities and Futures Commission of Hong Kong and the Stock
Exchange for this purposes, subject to and in accordance with all applicable Laws and the requirements of the Rules Governing the
Listing of Securities on the Stock Exchange or of any other stock exchange as amended from time to time, CONTD.
		Management	For	For
-
CONTD. not exceeding 10% of the aggregate nominal amount of
the share capital-of the Company in issue as at the date of
passing of this resolution 5 and-the said approval shall be limited accordingly; and  Authority expires the-earlier of the conclusion of the AGM of the Company or the expiration of the-period within which the next AGM of the Company is required by its Articles-of
Association or by any applicable law s
Non-Voting
6
Authorize the Directors, subject to this Resolution, during the
Relevant Period (as specified) to allot, issue and deal with additional Shares and to make or grant offers, agreements,
options and warrants which might require the exercise of such power, the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted (whether pursuant to an option or otherwise) by the Directors pursuant to the approval in this Resolution, otherwise than pursuant to, (i) a
Rights Issue (as.CONTD
		Management	For	For
-
CONTD.specified), (ii) any option scheme or similar arrangement for the time-being adopted for the grant or issue to officers and/or employees of the-Company and/or any of its subsidiaries of
Shares or rights to acquire Shares-or (iii) any scrip dividend or similar arrangement providing for the-allotment of Shares in lieu of the whole or part of a dividend on Shares in-accordance with the
Articles of Association of the Company, shall not exceed-20% of the aggregate nominal amount of the share capital of the.CONTD
Non-Voting
-
CONTD.Company in issue as at the date of passing of this
Resolution, and the-said approval shall be limited accordingly;
Authority expires the earlier of-the conclusion of the next AGM of the Company or the expiration of the period-within which the next
AGM of the Company is required to be convened under its-articles of association or any applicable law(s)
Non-Voting
7
Approve, subject to the passing of Resolutions 5 and 6, the
general mandate referred to in Resolution 6, by the addition to the aggregate nominal amount of the share capital of the Company which may be allotted or agreed to be allotted by the Directors of the Company pursuant to such general mandate an amount
representing the aggregate nominal amount of Shares
repurchased by the Company pursuant to the general mandate
referred to in Resolution 5 above provided that such amount shall not exceed 10% of the existing issued share capital of the
Company at the date of passing this Resolution 7
		Management	For	For

AVIVA PLC, LONDON
Security	G0683Q109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	GB0002162385	Agenda		702309281 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the annual reports and accounts	Management	For	For
2	Approve the final dividend	Management	For	For
3	Election of Andrea Moneta	Management	For	For
4	Election of Patrick Regan	Management	For	For
5	Election of Michael Hawker	Management	For	For
6	Election of Leslie Van de Walle	Management	For	For
7	Re elect Andrew Moss	Management	For	For
8	Re elect Colin Sharman	Management	For	For
9	Re elect Scott Wheway	Management	For	For
10	Re-appoint Ernst and Young LLP	Management	For	For
11	Approve the Auditors remuneration	Management	For	For
12	Authorize to allot securities	Management	For	For
S.13	Authorize the non pre emptive share allotments	Management	For	For
14	Approve the remuneration report	Management	For	For
15	Approve the Corporate responsibility report	Management	For	For
16	Approve the political donations	Management	For	For
S.17	Authorize to allot preference shares	Management	For	For
S.18	Approve the 14 days notice for general meeting	Management	For	For
S.19	Adopt the new Articles of Association	Management	For	For
S.20	Grant authority to purchase ordinary shares	Management	For	For
S.21	Grant authority to purchase 8 and 34th% preference shares	Management	For	For
S.22	Grant authority to purchase 8 and 38th% preference shares	Management	For	For

ATLAS COPCO AB
Security	W10020134	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	SE0000122467	Agenda		702312416 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID VO-TE OPTION. THANK YOU	Non-Voting
1	Opening of the meeting and election of Sune Carlsson as the Chairman of the Meeting	Management	For	For
2	Approve the voting list	Management	For	For
3	Approve the agenda	Management	For	For
4	Election of one or two persons to approve the Minutes	Management	For	For
5	Approve to determine whether the meeting has been properly convened or not	Management	For	For
6	Presentation of the annual report and the Auditor's report as well as the cons-olidated annual report and the Consolidated Auditor's report	Non-Voting
7	Approve the President's speech and questions from shareholders to the Board of Directors and the Management	Management	For	For
8	Receive the report on the functions of and work performed by the Board of Directors and its Audit Committee	Management	For	For
9.a	Approve the profit and loss account and the balance sheet and the consolidated profit and loss account and the consolidated balance sheet as well as the presentation by the Auditor	Management	For	For
9.b	Grant discharge from liability of the Board Members and the President	Management	For	For
9.c	Approve the allocation of the Company's profit according to the approved balance sheet	Management	For	For
9.d
Approve the dividend for 2009 is decided to be SEK 3.00 per
share and that 03 May 2010 is the record day for the dividend; if the meeting decides as proposed, the dividend is expected to be distributed by Euroclear Sweden AB on 06 MAY 2010
		Management	For	For
10	Approve to determine 10 number of Board Members and the Deputy Members to be elected at the meeting	Management	For	For
11
Re-elect Sune Carlsson, Jacob Wallenberg, Staffan Bohman,
Christel Bories, Johan Forssell, Ronnie Leten, Ulla Litzen, Anders
Ullberg and Margareth Ovrum as the Board Members; election of
Gunilla Nordstrom, as a new Member of the Board; Currently
Gunilla Nordstrom is an Executive Vice President AB Electrolux
and Head of Electrolux Major Appliances Asia Pacific; election of
Sune Carlsson as a Chairman and Jacob Wallenberg as a Vice
Chairman of the Board of Directors
		Management	For	For
12
Approve a fee of SEK 1,500,000 to the Chairman, SEK 550,000 to
the Vice Chairman and SEK 450,000 to each of the other 7 Board
Member not employed by the Company; a fee to the Members of
the Audit Committee of SEK 200,000 [170,000] to the Chairman
and SEK 125,000 [110,000] to the other Members of this
Committee; a fee of SEK 60,000 to each of the Members of the
Remuneration Committee and a fee of SEK 60,000 to each Board
Member who, in addition to the above, participates in a Committee in accordance with a decision of the Board of Directors; that each nominated Board Member shall have the possibility to choose
between receiving 50% of the fee in the form of synthetic shares and the rest in cash and to receive the whole fee in cash; that the total Board fee amounts to a sum of SEK 5,200,000 of which max
SEK 2,600,000 can be in the form of synthetic shares as specified
		Management	For	For
13
Approve the Registered Audit Company Deloitte AB is elected as the Auditor until the end of the AGM 2014 and that the principle for the remuneration to the Auditor for the same period is approved account; Deloitte AB has informed that, subject to the approval of the proposal from the nomination Committee regarding Auditor, the authorized Auditor Jan Berntsson will be main responsible for the audit
		Management	For	For
14.a
Approve the guiding principles for the remuneration of Senior
Executives; the Board for 2010, which is in compliance with the principles of previous years and are based on agreements already entered into between Atlas Copco and respective employee, is as follows; the remuneration to the Senior Executives shall consist of a base salary, variable compensation, long term incentive
programs, pension premium and additional benefits; for
expatriates certain other benefits apply in compliance with the
Company's Conditions for Expatriate Employees; the base salary reflects the position, qualification and individual performance; the size of the variable compensation depends on the extent to which predetermined quantitative and qualitative goals are met; the variable compensation is limited to maximum 70% of the base
salary for the President, to 50% for the Business Area Executives
and to 40% for the other Senior Executives; pension premiums are paid in accordance with a premium based plan within a range of 25-35% of the base salary, depending on age; additional
benefits consist of Company car and private health insurance; a mutual notice term of six months applies; the maximum
compensation in case of termination of employment is 24 months base salary; the Board reserves the right to deviate from these guiding principles if special reasons for such a deviation exist in an individual case
		Management	For	For
14.b
Approve the opinion of the Board and the best interest of the shareholders, that key personnel in Atlas Copco have a long term interest in a good value development of the shares of the
Company and align their performance in a manner that enhances such a development; in particular this applies to the group of key personnel that consists of the senior executives and the division presidents; it is also the assessment of the Board that a share related option program increases the attractiveness of Atlas
Copco on the global market and enhances the possibility to recruit and keep key personnel in the Group
		Management	For	For
14.c
Approve that the Board is granted the mandate until the next AGM to decide, on one or more occasions, on the acquisition of shares in the Company as follows: Acquisition of not more than 5,730,000 series A shares; the shares may only be acquired on NASDAQ
OMX Stockholm; the shares may only be acquired at a price per share within the registered trading interval at any given point in time; the Board further proposes that the Meeting resolves to transfer shares in the Company in relation to the Company's
personnel option program 2010, including the share
saving/matching share part as specified
		Management	For	For
15
Approve that the Board is granted the mandate until the next AGM to sell, at one or more occasions, maximum 1,600,000 series A shares and maximum 2,400,000 series B shares, in connection
with the exercise of rights under the 2006 and 2007 performance
Stock Option Plans and maximum 925,00 series A shares in
connection with the exercise of rights under the 2008 performance stock option plan in order to cover costs, primarily alternative plans and social costs as well as cash settlements; the sale shall take place on NASDAQ OMX Stockholm at a price within the
registered price interval at any given time
		Management	For	For
16
Approve that the Board is given the mandate until the next AGM and, considering the proposals above under Items 12 and 14
regarding mandate for the Board to acquire shares as well as to the number of shares held by the Company, to decide on the
acquisition of shares, at one or more occasions, in accordance with the following: Acquisition, of shares is allowed up to
maximum 5% of all issued shares, excluding those shares that are held by the Company at the time of the AGM 2010, but including the shares the Company will acquire based on mandates granted at that AGM 2; the shares may only be acquired on NASDAQ
OMX Stockholm 3; the shares may only be acquired at a price per share within the registered trading interval at any given point in time
		Management	For	For
17
Approve that the Company shall have a Nomination Committee
consisting of the Chairman of the Board and a representative from each of the 4 largest shareholders in terms of voting rights; during the fourth quarter of 2010 the Chairman of the Board shall contact the four largest by Euroclear Sweden AB directly registered or ownership grouped shareholders for the appointing of an owner representative; the names of the four owner representatives and the names of the shareholders they represent shall be made
public latest six months prior to the AGM 2011 and be based upon the known number of votes immediately prior to the publishing; the term of office of the nomination committee lasts until a new nomination committee has been appointed; the Chairman of the nomination committee shall, unless the members otherwise agree, be the member who represents the shareholder with the largest number of votes; that representatives who have been appointed by such shareholders who, during the term of the nomination
committee, no longer belong to the group of four largest
shareholders in terms of voting rights, shall cease to be members
		Management	For	For

of the committee and the one, or those, shareholders who has been added among the four shareholders with the largest voting rights shall appoint its/their representatives; that the nomination committee shall prepare proposals to the AGM 2011 regarding the following matters for decision: proposal regarding Chairman for the AGM, number of Board members, composition of the Board of
Directors, Chairman and Vice Chairman of the Board of Directors,
remuneration to the Chairman, Vice Chairman and other Board
members not employed by the Company, compensation for
committee work and the criteria for the selection of the nomination committee and decision points for the AGM 2012; that, in
connection with its mission in general, the nomination committee shall fulfill those tasks that, according to the Swedish Code of
Corporate Governance, are allocated to a nomination committee and that the Company, upon request from the nomination
committee, shall provide resources like, for example, the secretary function in the nomination committee in order to facilitate the work of the committee; upon request, the Company shall also carry such reasonable costs for external consultants who are deemed by the nomination committee to be required in order for the
nomination committee to carry out its mission

18	Closing of the meeting	Non-Voting

ROLLS-ROYCE GROUP PLC, LONDON
Security	G7630U109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	GB0032836487	Agenda		702315525 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the Directors's report and financial statements for the YE 31 DEC 2009	Management	For	For
2	Approve the Director's remuneration report for the YE DEC 31 2009	Management	For	For
3	Re-elect Peter Byrom as a Director of the Company	Management	For	For
4	Re-elect Professor Peter Gregson as a Director of the Company	Management	For	For
5	Re-elect Helen Alexander as a Director of the Company	Management	For	For
6	Re-elect Dr. John McAdam as a Director of the Company	Management	For	For
7	Re-elect Andrew Shilston as a Director of the Company	Management	For	For
8	Re-appoint the Auditors and to authorize the Directors to agree their remuneration	Management	For	For
9	Authorize the allotment and issue of Company Shares	Management	For	For
10	Authorize political donations and political expenditure	Management	For	For
S.11	Approve to accept new Articles of Association	Management	For	For
S.12	Authorize the Directors to call general meetings on not less than 14 clear day's notice	Management	For	For
S.13	Authorize the Directors to allot shares	Management	For	For
S.14	Approve to display pre-emption rights	Management	For	For
S.15	Authorize the Company to purchase its own Ordinary Shares	Management	For	For

FINMECCANICA SPA
Security	T4502J151	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	IT0003856405	Agenda		702322758 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 29
APR 2010 (AND A THIRD CALL ON 30 APR 2010).
CONSEQUENTLY, YOUR-VOTING INSTRUCTIONS WILL
REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA IS
AMEN-DED. PLEASE BE ALSO ADVISED THAT YOUR
SHARES WILL BE BLOCKED UNTIL THE QUORUM-IS MET OR
THE MEETING IS CANCELLED. THANK YOU.
Non-Voting
1.	Amend the Articles 1, 12 and 14 of the Articles of Association, also in relation to Legislative Decree N. 27 of 27 JAN 2010	Management	For	For

BARRICK GOLD CORP
Security	067901108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	CA0679011084	Agenda		702333799 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION ''3'' AND 'IN FAVOR' OR 'ABSTAIN' ONLY FOR RESOLUTION- NUMBERS "1.1 TO 1.14 AND 2". THANK YOU.	Non-Voting
-	Receive the consolidated financial statements of the Company for the YE 31-DEC 2009 and the Auditors' report thereon	Non-Voting
1.1	Elect H. L. Beck as the Director who will serve until the next annual meeting	Management	For	For
1.2	Elect C. W. D. Birchall as the Director who will serve until the next annual	Management	For	For
1.3	Elect D. J. Carty as the Director who will serve until the next annual	Management	For	For
1.4	Elect G. Cisneros as the Director who will serve until the next annual	Management	For	For
1.5	Elect M. A. Cohen as the Director who will serve until the next annual	Management	For	For
1.6	Elect P. A. Crossgrove as the Director who will serve until the next annual	Management	For	For
1.7	Elect R. M. Franklin as the Director who will serve until the next annual	Management	For	For
1.8	Elect J. B. Harvey as the Director who will serve until the next annual	Management	For	For
1.9	Elect B. Mulroney as the Director who will serve until the next annual	Management	For	For
1.10	Elect A. Munk as the Director who will serve until the next annual meeting of	Management	For	For
1.11	Elect P. Munk as the Director who will serve until the next annual meeting of	Management	For	For
1.12	Elect A. W. Regent as the Director who will serve until the next annual	Management	For	For
1.13	Elect N. P. Rothschild as the Director who will serve until the next annual	Management	For	For
1.14	Elect S. J. Shapiro as the Director who will serve until the next annual	Management	For	For
2	Appoint PricewaterhouseCoopers LLP as the Auditors of Barrick that will serve	Management	For	For
3	Approve to consider the advisory resolution on Executive Compensation Approach disclosed in the accompanying management proxy circular	Management	For	For
-	Transact any other business	Non-Voting

BRITISH AMERN TOB PLC
Security	G1510J102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	GB0002875804	Agenda		702338131 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 647102 DUE TO CHANGE IN VO-TING STATUS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Receive the accounts and the reports of the Directors and Auditors for the YE 31 DEC 2009	Management	For	For
2.	Approve the remuneration report of the Directors for the YE 31 DEC 2009	Management	For	For
3.	Declare a final dividend of 71.6p per ordinary share in respect of the YE 31 DEC 2009, payable on 06 MAY 2010 to shareholders on the register at the close of business on 12 MAR 2010	Management	For	For
4.	Re-appoint PricewaterhouseCoopers LLP as the Company's Auditors	Management	For	For
5.	Authorize the Directors to agree on the Auditors' remuneration	Management	For	For
6.a	Re-appoint Dr. Ana Maria Llopis as a Director who retires by rotation	Management	For	For
6.b	Re-appoint Christine Morin-Postel as a Director who retires by rotation	Management	For	For
6.c	Re-appoint Anthony Ruys as a Director who retires by rotation	Management	For	For
7.	Re-appoint Richard Burrows as a Director	Management	For	For
8.
Authorize the Directors, in accordance with Section 551 of the
Companies Act 2006, to allot shares in the Company and to grant rights to subscribe for, or to convert any security into, shares in the Company ("Rights"): (a) up to an aggregate nominal amount of
GBP 166,391,574; and (b) up to a further aggregate nominal
amount of GBP 166,391,574 provided that: (i) they are equity securities (within the meaning of Section 560(1) of the Companies
Act 2006); and (ii) they are offered by way of a rights issue to holders ("shareholders") of ordinary shares of 25p each in the capital of the Company ("ordinary shares") on the register of members at such record dates as the Directors may determine
where the equity securities respectively attributable to the interests of the shareholders CONTD
		Management	For	For
-
CONTD are proportionate to the respective numbers of ordinary shares held or d-eemed to be held by them on any such record dates, subject to such exclusions-or other arrangements as the
Directors may deem necessary or expedient to deal-with treasury shares, fractional entitlements or legal or practical problems-
arising under the laws of any overseas territory or the
requirements of any re-gulatory body or stock exchange or by virtue of shares being represented by de-positary receipts or any other matter, provided that this; Authority shall exp-ire on the date of the next AGM of the Company after the passing of this Resol-
ution or, if earlier, on 28 JUL 2011 ; save that the Company shall be entitled-to make offers or agreements before the expiry of such authority which would-or might require shares to be allotted or
Rights to be granted
Non-Voting
S.9
Authorize the Directors, pursuant to Sections 570 and 573 of the
Companies Act 2006, to allot equity securities (within the meaning of Section 560 of that Act) for cash either pursuant to the authority conferred by Resolution 8 above or by way of a sale of treasury shares as if Section 561(1) of that Act did not apply to any such allotment, provided that this power shall be limited to: (a) the allotment of equity securities in connection with an offer of securities (but in the case of the authority granted under
paragraph (b) of Resolution 8 by way of rights issue only) in favor of the holders ("shareholders") of ordinary shares of 25p each in the capital of the Company ("ordinary shares") on the register of members at such record dates as the Directors may determine
where the equity securities respectively attributable to the interests CONTD
		Management	For	For
-
CONTD of the shareholders are proportionate (as nearly as may be practicable)-to the respective numbers of ordinary shares held or deemed to be held by them-on any such record dates, subject to such exclusions or other arrangements as-the Directors may deem necessary or expedient to deal with treasury shares, f-
ractional entitlements or legal or practical problems arising under the laws o-f any overseas territory or the requirements of any regulatory body or stock e-xchange or by virtue of shares being represented by depositary receipts or any-other matter; and (b)
the allotment (otherwise than pursuant to paragraph (a)-of this
Resolution 9) to any person or persons of equity securities up to an-aggregate nominal amount of GBP 24,958,736 and shall expire upon the expiry of-the general authority conferred by CONTD
Non-Voting
-
CONTD Resolution 8 above, save that the Company shall be
entitled to make offe-rs or agreements before the expiry of such power which would or might require-equity securities to be allotted after such expiry and the Directors shall be-entitled to allot equity securities pursuant to any such offer or agreement as-if the power conferred hereby had not expired
Non-Voting
S.10
Authorize the Company, for the purposes of Section 701 of the
Companies Act 2006, to make market purchases (within the
meaning of Section 693 (4) of that Act ) of ordinary shares of 25p each in the capital of the Company ("ordinary shares") provided that: (a) the maximum number of ordinary shares that may be
purchased is 199.6 million representing approximately 10% of the issued ordinary share capital of the Company as at 19 March
2010; (b) the minimum price that may be paid for an ordinary share is 25p; (c) the maximum price that may be paid for an
ordinary share is an amount equal to 105% of the average of the middle-market prices shown in the quotation for an ordinary share as derived from the London Stock Exchange Daily Official List for the five business days immediately preceding the day on which the ordinary CONTD
		Management	For	For
-
CONTD share is contracted to be purchased; Authority shall
expire on the date-of the next AGM of the Company after the
passing of this Resolution or, if ear-lier, on 28 JUL 2011 ; and the
Company shall be entitled to make offers or agr-eements before the expiry of such authority which would or might require share-s to be allotted or Rights to be granted (e) the Company may enter into a cont-ract to purchase its ordinary shares under this authority prior to its expiry,-which contract will or may be executed wholly or partly after such expiry, an-d may purchase its ordinary shares in pursuance of any such contract
Non-Voting
S.11	Approve that a general meeting, other than an AGM, may be called on not less than 14 clear days' notice	Management	For	For
S.12
Adopt, with effect from the end of the meeting, pursuant to
Resolution 13 being passed, the form of the Articles of Association produced to the meeting (the "New Articles") as the Articles of
Association of the Company in substitution for, and to the
exclusion of, the existing Articles of Association of the Company;
and, if Resolution 13 has not been passed, adopt the New Articles as the Articles of Association of the Company in substitution for, and to the exclusion of, the existing Articles of Association of the
Company save that Article 113 of the existing Articles of
Association shall be retained as Article 113 in the new Articles of
Association
		Management	For	For
S.13
Approve, that with effect from the end of the meeting: if Resolution
12 has been passed, the new Articles of Association of the
Company, adopted with effect from the end of the meeting, shall include the changes to Article 113 as set out in the New Articles;
and, if Resolution 12 has not been passed, amend the existing
Articles of Association of the Company by substituting Article 113 as set out in the New Articles for, and to the exclusion of, Article
113 of the existing Articles of Association of the Company
		Management	For	For

FORTIS SA/NV, BRUXELLES
Security	B4399L102	Meeting Type		MIX
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	BE0003801181	Agenda		702339626 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
1.	Opening	Non-Voting
2.1.1	Discussion of the annual report on the FY 2009	Non-Voting
2.1.2	Discussion of the consolidated annual accounts for the FY 2009	Non-Voting
2.1.3	Discussion and proposal to approve the statutory annual accounts of the compan-y for the FY 2009	Non-Voting
2.2.1	Information on the dividend policy	Non-Voting
2.2.2	Adopt a gross dividend for the 2009 FY of EUR 0.08 per Fortis Unit, the dividend will be payable as from 01 JUN 2010	Management	For	For
2.31A	Grant discharge Mr. Louis Cheung Chi Yan for the period 01 JAN 2009 through 01 FEB 2009	Management	For	For
2.31B	Grant discharge Mr. Philippe Bodson for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.31C	Grant discharge Mr. Richard Delbridge for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.31D	Grant discharge Mrs. Clara Furse for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.31E	Grant discharge Mr. Reiner Hagemann for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.31F	Grant discharge Mr. Jan Michiel Hessels for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.31G	Grant discharge Mr. Jacques Manardo for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.31H	Grant discharge Mr. Alois Michielsen for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.31I	Grant discharge Mr. Ronald Sandler for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.31J	Grant discharge Mr. Rana Talwar for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.31K	Grant discharge Mr. Klaas Westdijk for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.31L	Grant discharge Mr. Karel De Boeck for the period 01 JAN 2009 through 01 JUL 2009	Management	For	For
2.31M	Grant discharge Mr. Georges Ugeux for the period 13 FEB 2009 through 13 FEB 2009	Management	For	For
2.31N	Grant discharge Mr. Jozef De Mey for the period 13 FEB 2009 through 31 DEC 2009	Management	For	For
2.31O	Grant discharge Mr. Jan Zegering Hadders for the period 13 FEB 2009 through 31 DEC 2009	Management	For	For
2.31P	Grant discharge Mr. Frank Arts for the period 29 APR 2009 through 31 DEC 2009	Management	For	For
2.31Q	Grant discharge Mr. Guy de Selliers de Moranville for the period 29 APR 2009 through 31 DEC 2009	Management	For	For
2.31R	Grant discharge Mr. Roel Nieuwdorp for the period 29 APR 2009 through 31 DEC 2009	Management	For	For
2.31S	Grant discharge Mr. Lionel Perl for the period 29 APR 2009 through 31 DEC 2009	Management	For	For
2.31T	Grant discharge Mr. Shaoliang Jin for the period 29 APR 2009 through 31 DEC 2009	Management	For	For
2.31U	Grant discharge Mr. Bart De Smet for the period 18 SEP 2009 through 31 DEC 2009	Management	For	For
2.3.2	Grant discharge the Auditor for the FY 2009	Management	For	For
3.	Information on Fortis's governance relating to the reference codes and the app-licable provisions regarding corporate governance	Non-Voting
4.	Approve the remuneration policy for the Board Members and the Members of the Group Executive Committee as explained in the explanatory note	Management	For	For
5.
Approve the remuneration per Non-Executive Member of the
Board of Directors of Fortis SA/NV and Fortis N.V. as follows: a fixed annual retainer of EUR 45,000, an attendance fee of EUR
2,000 per Board meeting and an attendance fee of EUR 1,500 per
Board committee meeting in case of Members of the relevant
committee and EUR 2,000 in case of the Chairman of the relevant committee; for the Chairman of the Board of Directors a fixed annual retainer of EUR 60,000 and an attendance fee of EUR
2,500 per Board meeting
		Management	For	For
6.1
Appoint Mr. Bart De Smet as a Member of the Board of Directors
until the end of the OGM of Shareholders in 2013, Mr. Bart De
Smet will carry out the function of Executive Director and will hold the title of Chief Executive Officer in accordance with the Articles of Association, Mr. Bart De Smet was provisionally appointed by the Board of Directors on 01 JUL 2009
		Management	For	For
6.2
Appoint, subject to the approval of the Banking, Finance and
Insurance Commission and to the appointment as a Member of
the Board of Directors of Fortis N.V., Bridget McIntyre as a Non-
Executive Member of the Board of Directors until the end of the
OGM of Shareholders in 2013, Bridget McIntyre complies with the criteria set out in Article 526ter of the Belgian Companies Code
and will qualify as Independent Director within the meaning of this
Article
		Management	For	For
6.3
Appoint, subject to the approval of the Banking, Finance and
Insurance Commission and to the appointment as a Member of
the Board of Directors of Fortis N.V., Belen Romana as a Non-
Executive Member of the Board of Directors until the end of the
OGM of Shareholders in 2013, Belen Romana complies with the
criteria set out in Article 526ter of the Belgian Companies Code
and will qualify as Independent Director within the meaning of this
Article
		Management	For	For
E.7.1
Authorize the Board of Directors of the Company and the Boards
of its direct subsidiaries for a period of 18 months starting after the end of the General Meeting which will deliberate this point, to acquire Fortis Units, in which twinned Fortis SA/NV shares are incorporated, representing up to a maximum of 10% of the issued share capital, for a consideration equivalent to the closing price of the Fortis Unit on Euronext on the day immediately preceding the acquisition, plus a maximum of 15% or minus a maximum of 15%
		Management	For	For
E.7.2
Authorize the Board of Directors of the Company and the Boards
of its direct subsidiaries for a period of 18 months starting after the end of the General Meeting which will deliberate this point, to dispose of Fortis Units, in which twinned Fortis SA/NV shares are incorporated, under the conditions it will determine
		Management	For	For
E81.1	Amend the first sentence of Article 2 as specified	Management	For	For
E81.2	Approve to insert the specified new paragraph in Article 3 as specified	Management	For	For
E82.1	Communication of the special report by the Board of Directors on the use and p-urpose of the authorized capital prepared in accordance with Article 604 of th-e Belgian Companies Code	Non-Voting
E82.2
Authorize the Board of Directors to increase the Company capital by a maximum amount of EUR 88,200,000 to issue shares to
meet the coupon payment obligations under the financial
instruments mentioned in the special report by the Board of
Directors and to consequently cancel the unused balance of the authorized capital, as mentioned in Article 9 a) of the Articles of
Association, existing at the date of the publication in the Belgian
State Gazette of the amendment to the Articles of Association of the company resolved by the EGM of Shareholders which will
deliberate this point
		Management	For	For
E82.3
Authorize the Board of Directors to increase the Company capital by a maximum amount of EUR 168,000,000 to issue shares to
meet the obligation to redeem the principal amount of the
Redeemable Perpetual Cumulative Coupon Debt Securities
issued by Fortis Bank nv-sa in September 2001 and to
consequently cancel the unused balance of the authorized capital, as mentioned in Article 9 a) of the Articles of Association, existing at the date of the publication in the Belgian State Gazette of the amendment to the Articles of Association of the Company
resolved by the EGM of Shareholders which will deliberate this point
		Management	For	For
E82.4
Approve to modify the paragraph a) of Article 9 of the Articles of
Association worded as specified; the exact amount for which the
Board of Directors will ultimately be authorized to increase the company capital will depend on the outcome of the vote in relation to the proposed resolutions under items 8.2.2 and 8.2.3 by the
EGM of Shareholders of 28 APR 2010
		Management	For	For
E82.5	Amend Article 10 a) and d) as specified	Management	For	For
E.8.3	Approve to replace Article 17 as specified	Management	For	For
E.8.4	Approve to replace Article 28 as specified	Management	For	For
E.8.5
Authorize the Chairman, with the authority to sub-delegate, to make at the time when the coordinated text is drawn up the
necessary modifications to the Articles of Association, including to give effect to the new names of Fortis SA/NV and Fortis N.V.
		Management	For	For
9.	Closure	Non-Voting

WILMAR INTL LTD
Security	Y9586L109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	SG1T56930848	Agenda		702349689 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive and adopt the audited accounts for the YE 31 DEC 2009 and the reports of the Directors and Auditors thereon	Management	For	For
2.	Approve the payment of a proposed final one-tier tax exempt dividend of SGD 0.05 per ordinary share for the YE 31 DEC 2009	Management	For	For
3.	Approve the payment of the Director's fees of SGD 360,000 for the YE 31 DEC 2009	Management	For	For
4.	Re-elect Mr. Leong Horn Kee as a Director, retiring under Article 99	Management	For	For
5.	Re-elect Mr. Lee Hock Kuan as a Director, retiring under Article 99	Management	For	For
6.	Re-elect Mr. Kuok Khoon Ean as a Director, retiring under Article 99	Management	For	For
7.	Re-elect Mr. John Daniel Rice as a Director, retiring under Article 99	Management	For	For
8.	Re-elect Mr. Kuok Khoon Chen as a Director, retiring under Article 100	Management	For	For
9.	Re-appoint Ernst & Young LLP as the Auditors of the Company and to authorise the Directors to fix their remuneration	Management	For	For
10.
Approve, for the renewal of the mandate for the purposes of
Chapter 9 of the Listing Manual of Singapore Exchange Securities
Trading Limited, for the Company, its subsidiaries and associated
Companies [within the meaning of the said Chapter 9] or any of them to enter into transactions falling within the categories of
Interested Person Transactions as set out in the Company's
Addendum to Shareholders dated 01 APR 2010 [being an
addendum to the Annual Report of the Company for the FYE 31
DEC 2009 [the Addendum], with any party who is of the class or classes of interested persons described in the Addendum,
provided that such transactions are carried out on normal
commercial terms and will not be prejudicial to the interests of the
Company and its minority shareholders and are in accordance
with the procedures as set out in the Addendum [the IPT
Mandate]; [authority expires until the next AGM of the Company is held or is required by law to be held]; and authorize the Directors of the Company and/or to do all such acts and things [including, without limitation, executing all such documents as may be
required] as they and/or he may consider expedient or necessary or in the interests of the Company to give effect to the IPT
Mandate and/or this resolution
		Management	For	For
11.
Authorize the Directors of the Company, pursuant to Section 161 of the Companies Act, Chapter 50, and the listing rules of the
Singapore Exchange Securities Trading Limited [the ''SGX-ST'']
(including any supplemental measures thereto from time to time), to: issue shares in the capital of the Company whether by way of rights, bonus or otherwise; make or grant offers, agreements or options [collectively, Instruments] that might or would require shares to be issued or other transferable rights to subscribe for or purchase shares including but not limited to the creation and issue of warrants, debentures or other instruments convertible into shares; and issue additional Instruments arising from adjustments
		Management	For	For

made to the number of Instruments previously issued, while the authority conferred by shareholders was in force, in accordance with the terms of issue of such Instruments, [notwithstanding that such authority conferred by shareholders may have ceased to be in force]; at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute discretion deem fit; and [notwithstanding the authority conferred by the shareholders may have ceased to be in force]
issue shares in pursuance of any Instrument made or granted by the Directors while the authority was in force or any additional
Instrument referred to in [a][iii] above, provided always that (i) (a)
except in respect of a pro rate renounceable rights issue [the
Other Share Issue], the aggregate number of shares to be issued pursuant to this resolution [including shares to be issued in pursuance of Instruments made or granted pursuant to this
resolution] does not exceed 50% of the total number of issued shares [excluding treasury shares] in the capital of the Company at the time of passing of this Resolution [as specified in
accordance with subparagraph (ii) below], of which the aggregate number of shares other than on a pro rata basis to existing
shareholders [including shares to be issued in pursuance of
Instruments made or granted pursuant to this resolution] does not exceed 20% of the total number of issued shares [excluding
treasury shares] in the capital of the Company at the time of passing of this resolution [as specified in accordance with
subparagraph (ii) below]; in respect of a pro rate renounceable rights issue [the Renounceable Rights Issue] , the aggregate number of shares to be issued [including shares to be issued in pursuance of instruments made or garanted in connection with such renounceable rights issue] does not exceed 100% of the
total number of issued shares [excluding treasury shares] in the capital of the Company [as specified in accordance with
subparagraph (ii) below]; and the number of shares to be issued pursuant to the Other Shares Issues and Renounceable Rights
Issue shall not , in aggregate, exceed 100% of the total number of issued shares [excluding treasury shares] in the capital of the
Company [as specified in accordance with subparagraph (ii)
below]; [subject to such manner of calculation as prescribed by
SGX-ST for the purpose of determining the aggregate number of shares that may be issued under subparagraph (I) above], the percentage of the issued shares is based on the Company's total number of issued shares (excluding treasury shares) at the time of the passing of this Resolution after adjusting for: (i) new shares arising from the conversion or exercise of convertible securities;
(ii) new shares arising from the exercise of share options or vesting of share awards outstanding or subsisting at the time of the passing of this Resolution, provided the options or awards were granted in compliance with Part VIII of Chapter 8 of the
Listing Manual of SGX-ST; and (iii) any subsequent bonus issue, consolidation or subdivision of the Company s shares; and
[Authority expired earlier the conclusion of the next AGM or the date by which the next AGM of the Company is required by law to be held]

12.
Authorize the Directors of the Company to offer and grant options from time to time in accordance with the provisions of the Wilmar
Executives' Share Option Scheme 2009 of the Company [Wilmar
ESOS 2009] and, pursuant to Section 161 of the Companies Act,
Chapter 50, to allot and issue from time to time such number of shares in the capital of the Company as may be required to be issued pursuant to the exercise of options granted [while the authority conferred by this resolution is in force] under the Wilmar
ESOS 2009, notwithstanding that the authority conferred by this
		Management	For	For

resolution may have ceased to be in force, provided that the aggregate number of shares to be issued pursuant to the Wilmar
ESOS 2009 and all other share-based incentive schemes of the
Company [including but limited to the Wilmar Executives Share
Option Scheme 2000] if any, shall not exceed 15% of the total number of issued shares [excluding treasury shares] of the capital of the Company from time to time, as determined in accordance with the provisions of the Wilmar ESOS 2009

13.
Authorize the Board of Directors of the Company , contingent upon passing of Resolution 11 above and subject to the provisions of the Listing Manual of the Singapore Exchange Securities
Trading Limited [the SGX-ST] [including any supplemental
measures thereto from time to time] to undertake placements of new shares on a pro rata basis priced at a discount exceeding
10% but not more than 20% of the weighted average price as
determined in accordance with the requirements of the Listing
Manual of SGX-ST [including any supplemental measures thereto from time to time]; and [unless revoked or varied by the Company in general meeting] the authority conferred by this Resolution
[Authority expires shall, unless revoked or varied by the Company in general meeting, continue in force until the next AGM of the
Company is held or is required by law to be held], or 31 DEC 2010
[or such other period as may be permitted by the SGX-ST],
whichever is the earliest
		Management	For	For

WILMAR INTL LTD
Security	Y9586L109	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	SG1T56930848	Agenda		702349691 - Management
Item	Proposal	Type	Vote	For/Against Management
1.
Authorize the Company, for the purposes of Sections 76C and
76E of the Companies Act, Chapter 50 of Singapore (the Act), the
exercise by the Share Purchase Committee of all the powers of the Company to purchase or otherwise acquire issued ordinary shares of the Company (the shares) not exceeding in aggregate the Prescribed Limit (as hereinafter defined), at such price or prices as may be determined by the Share Purchase Committee
from time to time up to the Maximum Price (as specified), whether by way of: (i) on-market purchases (each an on-market share
purchase) on the Singapore Exchange Securities Trading Limited
(the SGX-ST); and/or (ii) off-market purchases (each an off-
market share purchase) effected in accordance with any equal access scheme(s) as may be determined or formulated by the
Share Purchase Committee as they may consider fit, which
scheme(s) shall satisfy all the conditions prescribed by the Act, and otherwise in accordance with all other laws and regulations and rules of the SGX-ST as may for the time being be applicable, be authorized and approved generally and unconditionally (the share purchase mandate); [Authority expires the earliest of the date on which the next AGM of the Company is held; or the date by which the next AGM of the Company is required by law to be held]; or authorize the Directors of the Company and/or each of them to complete and do all such acts and things as they and/or he may consider necessary, desirable, expedient, incidental or in the interests of the Company to give effect to the transactions contemplated and/or authorized by this ordinary resolution
		Management	For	For

ROYAL BK SCOTLAND GROUP PLC
Security	G76891111	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	GB0007547838	Agenda		702360544 - Management
Item	Proposal	Type	Vote	For/Against Management
	SPECIAL RESOLUTION TO BE VOTED ON BY ORDINARY SHAREHOLDERS AND NON-TENDERING C-UMULATIVE PREFERENCE SHAREHOLDERS	Non-Voting
S.1	Approve the Terms of the Conditional Repurchase Agreement and the Argon Conditional Repurchase Agreement	Management	For	For
	SPECIAL RESOLUTION TO BE VOTED ON BY ORDINARY SHAREHOLDERS, CUMULATIVE PREFERE-NCE SHAREHOLDERS AND 7.387 PERCENT PREFERENCE SHAREHOLDERS	Non-Voting
S.2	Amend Articles of Association	Management	For	For
	SPECIAL RESOLUTION TO BE VOTED ON BY ORDINARY SHAREHOLDERS, CUMULATIVE PREFERE-NCE SHAREHOLDERS AND 7.0916 PERCENT PREFERENCE SHAREHOLDERS	Non-Voting
S.3	Amend Articles of Association	Management	For	For

WILMAR INTL LTD
Security	Y9586L109	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	28-Apr-2010
ISIN	SG1T56930848	Agenda		702365998 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve the proposed offer and grant to Mr. Kuok Khoon Hong, a controlling shareholder of the Company, of option[s] pursuant to and in accordance with the rules of the 2009 Option Scheme on the following terms, as specified and authorize the Directors to allot and issue shares upon the exercise of such options(s), as specified
		Management	For	For
2
Approve the proposed offer and grant to Mr. Martua Sitorus, a controlling shareholder of the Company, of option[s] pursuant to and in accordance with the rules of the 2009 Option Scheme on the following terms, as specified and authorize the Directors to allot and issue shares upon the exercise of such options(s), as specified
		Management	For	For

AXA SA, PARIS
Security	F06106102	Meeting Type		MIX
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	FR0000120628	Agenda		702275707 - Management
Item	Proposal	Type	Vote	For/Against Management
-
"French Resident Shareowners must complete, sign and forward the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your-representative"
Non-Voting
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0219/201002191000393.pdf	Non-Voting
O.1	Approve the Company's Accounts for the year 2009	Management	For	For
O.2	Approve the Consolidated Accounts for the year 2009	Management	For	For
O.3	Approve the allocation of income for the year 2009 and setting of the dividend per share at EUR 0.55	Management	For	For
O.4	Approve the Special Auditors' Report on regulatory agreements	Management	For	For
O.5	Approve the regulated commitments specified in Article L. 225-90- 1, last Paragraph of the Code De Commerce Commercial Code relating to retirement and corporate protection	Management	For	For
O.6
Approve the regulated commitments specified in Article L. 225-90-
1 of the Code De Commerce  Commercial Code  taken by M.
Henri de Castries to bring his situation into line with AFEP/MEDEF recommendations
		Management	For	For
O.7	Approve the regulated commitments specified in Article L. 225-90- 1 of the Code De Commerce Commercial Code taken by M. Denis Duverne to bring his situation into line with AFEP/MEDEF recommendations	Management	For	For
O.8	Approve to renewal of the Supervisory Board mandate held by M. Norbert Dentressangle	Management	For	For
O.9	Approve to renewal of the Auditors' mandate held by the Cabinet Mazars	Management	For	For
O.10	Appointment of M. Jean-Brice De Turkheim as an Assistant Auditor	Management	For	For
O.11	Authorize the Board of Directors to purchase ordinary Company shares	Management	For	For
E.12	Authorize the Board of Directors to increase capital stock by issuing ordinary shares or tangible assets granting access to ordinary Company shares reserved for members of a Company Savings Plan	Management	For	For
E.13	Authorize the Board of Directors to increase capital stock by issuing ordinary shares without a preferential subscription right to a named beneficiary category	Management	For	For
E.14	Authorize the Board of Directors to reduce capital stock by canceling ordinary shares	Management	For	For
E.15	Approve the change in the Company administration and management mode, the amendments to the Articles of Association and delegations granted to the Board of Directors for the Directors	Management	For	For
E.16	Approve other amendments to the Articles of Association	Management	For	For
O.17	Appointment of M. Henri de Castries as a Director	Management	For	For
O.18	Appointment of M. Denis Duverne as a Director	Management	For	For
O.19	Appointment of M. Jacques de Chateauvieux as a Director	Management	For	For
O.20	Appointment of M. Norbert Dentressangle as a Director	Management	For	For
O.21	Appointment of M. Jean-Martin Folz as a Director	Management	For	For
O.22	Appointment of M. Anthony Hamilton as a Director	Management	For	For
O.23	Appointment of M. Francois Martineau as a Director	Management	For	For
O.24	Appointment of M. Giuseppe Mussari as a Director	Management	For	For
O.25	Appointment of M. Ramon de Oliveira as a Director	Management	For	For
0.26	Appointment of M. Michel Pebereau as a Director	Management	For	For
O.27	Appointment of Mme. Dominique Reiniche as a Director	Management	For	For
O.28	Appointment of M. Ezra Suleiman as a Director	Management	For	For
O.29	Appointment of Mme. Isabelle Kocher as a Director	Management	For	For
O.30	Appointment of Mme. Suet-Fern Lee as a Director	Management	For	For
O.31	Appointment of Mme. Wendy Cooper as a Director	Management	For	For
O.32	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: appointment of M. John Coultrap as a Director	Shareholder	Against	For
O.33	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: appointment of M. Paul Geiersbach as a Director, as proposed by shareholders working for the AXA Group	Shareholder	Against	For
O.34	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: appointment of M. Sebastien Herzog as a Director, as proposed by shareholders working for the AXA Group	Shareholder	Against	For
O.35	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: appointment of M. Rodney Koch as a Director, as proposed by shareholders working for the AXA Group	Shareholder	Against	For
O.36	PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL: appointment of M. Jason Steinberg as a Director, as proposed by shareholders working for the AXA Group	Shareholder	Against	For
O.37	Approve the setting of Directors' fees	Management	For	For
O.38	Grant powers for formalities	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION
OF ADDITIONAL TEXT IN RES-OLUTIONS 33, 34 AND 36. IF
YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT-RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS.-THANK YOU.
Non-Voting

VIVENDI, PARIS
Security	F97982106	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	FR0000127771	Agenda		702283350 - Management
Item	Proposal	Type	Vote	For/Against Management
-
"French Resident Shareowners must complete, sign and forward the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your-representative"
Non-Voting
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE	Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0305/201003051000547.pdf	Non-Voting
1	Approve the annual reports and accounts for FY 2009	Management	For	For
2	Approve the consolidated reports and accounts for FY 2009	Management	For	For
3	Approve the allocation of the result for FY 2009, setting of the dividend and its date for payment	Management	For	For
4	Approve the special report by the Statutory Auditors concerning regulated agreements and commitments	Management	For	For
5	Appointment of Mme Dominique Heriard Dubreuil as a Member of the Supervisory	Management	For	For
6	Appointment of Mme Aliza Jabes as a Member of the Supervisory Board	Management	For	For
7	Appointment of Mme Jacqueline Tammenoms Baker as a Member of the Supervisory	Management	For	For
8	Appointment of M. Daniel Camus as a Member of the Supervisory Board	Management	For	For
9	Authorize the Board of Directors in order that the Company might buy its own shares	Management	For	For
10	Grant the powers for accomplishment of the formalities	Management	For	For

BOUYGUES, PARIS
Security	F11487125	Meeting Type		MIX
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	FR0000120503	Agenda		702283603 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting

French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:    Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representati-ve
Non-Voting
o.1	Approve the annual accounts for the year 2009	Management	For	For
o.2	Approve the consolidated accounts and operations for the year 2009	Management	For	For
o.3	Approve to allocate the result and setting of the dividend	Management	For	For
o.4	Approve regulated agreements and commitments	Management	For	For
o.5	Approve the renewal of the Director's mandate held by Monsieur Lucien Douroux	Management	For	For
o.6	Approve the renewal of the Director's mandate held by Monsieur Yves Gabriel	Management	For	For
o.7	Approve the renewal of the Director's mandate held by Monsieur Patrick Kron	Management	For	For
o.8	Approve the renewal of the Director's mandate held by Monsieur Jean Peyrelevade	Management	For	For
o.9	Approve the renewal of the Director's mandate held by Monsieur Francois-Henri Pinault	Management	For	For
o.10	Approve the renewal of the Director's mandate held by SCDM	Management	For	For
o.11	Appointment of Madame Colette Lewiner as a Director	Management	For	For
o.12	Election of a Director who is a Member of the Supervisory Board of one of the Communal Placement funds representing shareholders who are employees	Management	For	For
o.13	Election of a Director who is a Member of the Supervisory Board of one of the Communal Placement Funds representing shareholders who are employees	Management	For	For
o.14	Approve the renewal of the Censor's mandate of Monsieur Alain Pouyat	Management	For	For
o.15	Approve the renewal of auditors' Mazars mandate	Management	For	For
o.16	Appointment of an Additional Auditor, Monsieur Philippe Castagnac	Management	For	For
o.17	Authorize the Board of Directors to allow the Company to operate using its equity	Management	For	For
e.18	Authorize the Board of Directors to reduce capital stock by canceling shares	Management	For	For
e.19
Authorize the Board of Directors to go ahead, in favor of salaried employees, and social agents of the Company or Companies
within its group, or certain categories of them, with free allocations of existing shares or ones to be issued
		Management	For	For
e.20	Authorize the Board of Directors to issue share subscription vouchers during a public offer concerning Company securities	Management	For	For
e.21	Authorize the Board of Directors to increase capital stock during a public offer	Management	For	For
e.22	Amend the Articles of Association	Management	For	For
e.23	Powers for formalities	Management	For	For
-	Please note that important additional meeting information is available by-clicking on the material URL link - https://balo.journal- -officiel.gouv.fr/pdf/2010/0308/201003081000603.pdf	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING TYPE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

IMPERIAL OIL LTD
Security	453038408	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	CA4530384086	Agenda		702293553 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR" OR "ABSTAIN" ONLY-FOR RESOLUTION NUMBERS "1" AND "2.1-2.7". THANK YOU.	Non-Voting
	To consider the consolidated financial statements for the YE 31 DEC 2009, and-the Auditors' report	Non-Voting
1.	Re-appoint PricewaterhouseCoopers LLP as the Auditors for ensuing year	Management	For	For
2.1	Election of K.T. [Krystyna] Hoeg as a Director for the ensuing year	Management	For	For
2.2	Election of B.H. [Bruce] March as a Director for the ensuing year	Management	For	For
2.3	Election of J.M. [Jack] Mintz as a Director for the ensuing year	Management	For	For
2.4	Election of R.C. [Robert] Olsen as a Director for the ensuing year	Management	For	For
2.5	Election of D.S. [David] Sutherland as a Director for the ensuing year	Management	For	For
2.6	Election of S.D. [Sheelagh] Whittaker as a Director for the ensuing year	Management	For	For
2.7	Election of V.L. (Victor) Young as a Director for the ensuing year	Management	For	For
3.	Other business	Non-Voting

HAMMERSON PLC R.E.I.T., LONDON
Security	G4273Q107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	GB0004065016	Agenda		702294973 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the Directors annual report and financial statements	Management	For	For
2	Approve the remuneration report	Management	For	For
3	Re-elect David Atkins as a Director	Management	For	For
4	Re-elect David Edmonds as a Director	Management	For	For
5	Re-elect Jacques Espinasse as a Director	Management	For	For
6	Re-elect John Hirst as a Director	Management	For	For
7	Re-elect Simon Melliss as a Director	Management	For	For
8	Election of Terry Duddy as a Director	Management	For	For
9	Re-appoint the Auditors, Deloitte LLP	Management	For	For
10	Authorize the Directors to agree the Auditors remuneration	Management	For	For
11	Authorize the Directors to allot securities, pursuant to section 551 of the Companies Act 2006	Management	For	For
S.12	Approve to empower the Directors pursuant to sections 570 and 573 of the Companies Act 2006 to allot equity securities as though section 56 1 of that Act did not apply to such allotment	Management	For	For
S.13	Authorize the market purchases by the company of its shares	Management	For	For
S.14	Authorize the Company to hold General Meetings other than AGM's of 14days notice	Management	For	For
S.15	Adopt the new Articles of Association	Management	For	For

ASTRAZENECA PLC, LONDON
Security	G0593M107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	GB0009895292	Agenda		702296410 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the Company's accounts and the reports of the Directors and the Auditor for the YE 31 DEC 2009	Management	For	For
2.
Approve to confirm the first interim dividend of USD 0.59 [36 pence, SEK 4.41] per ordinary share and to confirm as the final dividend for 2009 the second interim dividend of USD 1.71 [105.4 pence, SEK 12.43] per ordinary share
		Management	For	For
3.	Re-appoint KPMG Audit Plc, London as the Auditor of the Company	Management	For	For
4.	Authorize the Directors to agree the remuneration of the Auditor	Management	For	For
5.A	Re-elect Louis Schweitzer as a Director in accordance with Article 65 of the Company's Articles of Association, who retires at the AGM in 2011	Management	For	For
5.B	Re-elect David Brennan as a Director in accordance with Article 65 of the Company's Articles of Association, who retires at the AGM in 2011	Management	For	For
5.C	Re-elect Simon Lowth as a Director in accordance with Article 65 of the Company's Articles of Association, who retires at the AGM in 2011	Management	For	For
5.D	Re-elect Jean Philippe Courtois as a Director in accordance with Article 65 of the Company's Articles of Association, who retires at the AGM in 2011	Management	For	For
5.E	Re-elect Jane Henney as a Director in accordance with Article 65 of the Company's Articles of Association, who retires at the AGM in 2011	Management	For	For
5.F	Re-elect Michele Hooper as a Director in accordance with Article 65 of the Company's Articles of Association, who retires at the AGM in 2011	Management	For	For
5.G	Re-elect Rudy Markham as a Director in accordance with Article 65 of the Company's Articles of Association, who retires at the AGM in 2011	Management	For	For
5.H	Re-elect Dame Nancy Rothwell as a Director in accordance with Article 65 of the Company's Articles of Association, who retires at the AGM in 2010	Management	For	For
5.I	Re-elect John Varley as a Director in accordance with Article 65 of the Company's Articles of Association, who retires at the AGM in 2011	Management	For	For
5.J	Re-elect Marcus Wallenberg as a Director in accordance with Article 65 of the Company's Articles of Association, who retires at the AGM in 2011	Management	For	For
6.	Approve the Directors' remuneration report for the YE 31 DEC 2009	Management	For	For
7.
Authorize the Company and to make donations to Political Parties and to political organizations other than political parties; and incur political expenditure, during the period commencing on the date of this resolution and ending on the date the of the Company's next
AGM, provided that in each case any such donation and
expenditure made by the Company or by any such subsidiary
shall not exceed USD 250,000 per Company and together with
those made by any subsidiary and the Company shall not exceed in aggregate USD 250,000, as specified
		Management	For	For
8.
Authorize the Directors , pursuant to Section 551 of the
Companies Act 2006 to: (i) allot shares in the Company, and to grant rights to subscribe for or to convert any security into shares in the Company: up to an aggregate nominal amount of USD
121,034,506; and comprising equity securities [as specified in the
Companies Act 2006] up to an aggregate nominal amount of USD
242,069,013 [including within such limit any shares issued or rights granted in this resolution] in connection with an offer by way of a rights issue: (i) to holders of ordinary shares in proportion [as nearly as may be practicable] to their existing holdings; and (ii) to people who are holders of other equity securities if this is required by the rights of those securities or, if the Directors consider it necessary, as permitted by the rights of those securities; and so that the Directors may impose any limits or restrictions and make any arrangements which they consider necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, legal, regulatory or practical problems in, or under the laws of, any territory or any other matter; [Authority expires the earlier of the conclusion of the AGM of the Company in 29 JUN 2010]; the
Company, before the expiry, may make a contract to purchase
ordinary shares which will or may be executed wholly or partly after such expiry; subject to this resolution, all existing authorities given to the Directors pursuant to Section 80 of the Companies
Act 1985 or Section 551 of the Companies Act 2006 by way of the
ordinary resolution of the Company passed on 30 APR 2009 be
revoked by this resolution; and this resolution shall be without prejudice to the continuing authority of the Directors to allot shares, or grant rights to subscribe for or convert any security into shares, pursuant to an offer or agreement made by the Company before the expiry of the authority pursuant to which such offer or agreement was made
		Management	For	For
S.9
Approve, subject to the passing of Resolution 8 as specified in the
Notice of AGM of the Company convened for 29 APR 2010 and in place of the power given to them pursuant to the special resolution of the Company passed on 30 APR 2009 and authorize the
Directors, pursuant to Section 570 and section 573 of the
Companies Act 2006 to allot equity securities [as specified in the
Companies Act 2006] for cash, pursuant to the authority conferred by Resolution 8 in the Notice of AGM as if Section 561(1) of the
Act did not apply to the allotment this power: expires [unless previously renewed, varied or revoked by the Company in general meeting] at the end of the next AGM of the Company after the date on which this resolution is passed [or, if earlier, at the close of business on 29 JUN 2011], but the Company may make an
offer or agreement which would or might require equity securities to be allotted after expiry of this power and the Directors may allot equity securities in pursuance of that offer or agreement as if this power had not expired; and shall be limited to the allotment of equity securities in connection with an offer of equity securities
[Authority expires the earlier of the conclusion of the AGM of the
Company in 29 JUN 2010]: (i) to the ordinary shareholders in proportion [as nearly as may be practicable] to their existing
		Management	For	For

holdings; and (ii) to people who hold other equity securities, if this is required by the rights of those securities or, if the Directors consider it necessary, as permitted by the rights of those
securities, and so that the Directors may impose any limits or restrictions and make any arrangements which they consider
necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, legal, regulatory or practical problems in, or under the laws of, any territory or any other matter; and (c) in the case of the authority granted under Resolution 8 shall be limited to the allotment of equity securities for cash otherwise than pursuant to this resolution up to an aggregate nominal amount of
USD 18,155,176; this power applies in relation to a sale of shares which is an allotment of equity securities by virtue of Section
560(3) of the Companies Act 2006 as if in the first paragraph of this resolution the words "pursuant to the authority conferred by
Resolution 8 in the Notice of AGM" were omitted

S.10
Authorize the Company, to make market purchases [within the
meaning of section 693(4) of the Companies Act 2006] of its
ordinary shares of USD 0.25 each in the capital of the Company provided that the maximum number of ordinary shares which may be purchased is 145,241,408; the minimum price [exclusive of expenses] which may be paid for each ordinary share is USD
0.25; and the maximum price [exclusive of expenses] which may be paid for each ordinary share is the higher of: (i) an amount equal to 105% of the average of the middle market quotations for an ordinary share of the Company as derived from the London
Stock Exchange Daily Official List for the 5 business days
immediately preceding the day on which the ordinary share is contracted to be purchased; and (ii) an amount equal to the higher of the price of the last independent trade of an ordinary share and the highest current independent bid for an ordinary share as derived from the London Stock Exchange Trading System;
[authority shall expire at the conclusion of the AGM of the
Company held in 2011 or, if earlier, at the close of business on 29
JUN 2011] [except in relation to the purchase of shares the
contract for which was concluded before the expiry of such
authority and which might be executed wholly or partly after such expiry]
		Management	For	For
S.11	Approve the general meeting other than an AGM may be called on not less than 14 clear days' notice	Management	For	For
S.12
Amend the Articles of Association of the Company by deleting all the provisions of the Company Memorandum of Association
which, by virtue of Section 28 of the Companies Act 2006, are to be treated as provisions of the Company's Articles of Association;
and the Articles of Association produced to the meeting and
initialled by the Chairman of the meeting for the purpose of identification as the Articles of Association of the Company in
substitution for, and to the exclusion of, the existing Articles of
Association
		Management	For	For
13.
Approve the Directors rules of the AstraZeneca Investment Plan
[Plan], the main features of which are as specified, and, authorize the Directors, to do all such acts and things as they may consider necessary or expedient to carry the Plan into effect and to
establish one or more schedules to the Plan as they consider necessary in relation to employees in jurisdictions outside the
United Kingdom, with any modifications necessary or desirable to take account of local securities laws, exchange control and tax legislation, provided that any ordinary shares of the Company made available under any schedule are treated as counting
against the relevant limits on individual and overall participation under the Plan
		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION
OF VOTING OPTIONS COMMENT-. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting

BASF SE
Security	D06216101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	DE0005151005	Agenda		702303063 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS USUAL
THANK YOU
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS  08.04.2010 , WHEREA-S THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. TH-IS IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
G-ERMAN LAW. THANK YOU
Non-Voting
1.
Presentation of the Financial Statements of BASF SE and the
BASF Group for the-financial year 2009; presentation of the
Management's Analyses of BASF SE and-the BASF Group for the
financial year 2009 including the explanatory reports-on the data according to Section 289 (4) and Section 315 (4) of the German
Com-mercial Code; presentation of the Report of the Supervisory
Board
Non-Voting
2.	Adoption of a resolution on the appropriation of profit	Management	For	For
3.	Adoption of a resolution giving formal approval to the actions of the members of the Supervisory Board	Management	For	For
4.	Adoption of a resolution giving formal approval to the actions of the members of the Board of Executive Directors	Management	For	For
5.	Election of the auditor for the financial year 2010	Management	For	For
6.	Adoption of a resolution on the change of bearer shares to registered shares and appropriate amendment of the Statutes	Management	For	For
7.	Approval of the transmission of information by telecommunication and appropriate amendment of the Statutes	Management	For	For
8.	Adoption of a resolution on the approval of the system of the remuneration of the members of the Board of Executive Directors	Management	For	For
9.A	Adoption of a resolution on the amendment of Article 17, Nos. 2	Management	For	For
9.B	Adoption of a resolution on the amendment of Article 17, Nos. 3	Management	For	For
9.C	Adoption of a resolution on the amendment of Article 18, No. 2	Management	For	For

COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS
MEETING. A LINK TO THE COUNTER P-ROPOSAL
INFORMATION IS AVAILABLE IN THE MATERIAL URL
SECTION OF THE APPLICATIO-N. IF YOU WISH TO ACT ON
THESE ITEMS, YOU WILL NEED TO REQUEST A MEETING
ATTEN-D AND VOTE YOUR SHARES AT THE COMPANYS
MEETING.
Non-Voting

SEGRO PLC (REIT), SLOUGH
Security	G80277141	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	GB00B5ZN1N88	Agenda		702306437 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the financial statements for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend of 9.4 pence per ordinary share	Management	For	For
3	Approve the remuneration report for the YE 31 DEC 2009	Management	For	For
4	Re-elect Ian Coull as a Director	Management	For	For
5	Re-elect David Sleath as a Director	Management	For	For
6	Re-elect Thom Wernink as a Director	Management	For	For
7	Re-appoint Deloitte LLP as the Auditors of the Company	Management	For	For
8	Authorize the Directors to determine the remuneration of the auditors	Management	For	For
S.9	Grant authority for the political donations under the Companies Act 2006	Management	For	For
S.10	Approve to confer on the Directors a general authority to allot ordinary shares	Management	For	For
S.11	Approve to disapply statutory pre-emption rights relating to ordinary shares allotted under to the authority granted by resolution 10	Management	For	For
S.12	Approve to confer on the Directors an additional authority to allot ordinary shares in connection with a rights issue	Management	For	For
S.13	Approve to disapply statutory pre-emption rights relating to ordinary shares allotted under to the authority granted in resolution 12	Management	For	For
S.14	Authorize the Company to make market purchases of its ordinary shares	Management	For	For
S.15	Approve to enable a general meeting other than an AGM to be held on not less than 14 clear days' notice	Management	For	For
S.16	Adopt the new Articles of Association	Management	For	For
S.17	Authorize the Directors to pay scrip dividends	Management	For	For

REPSOL YPF SA
Security	E8471S130	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	ES0173516115	Agenda		702313761 - Management
Item	Proposal	Type	Vote	For/Against Management
1.1	Approve the annual accounts and management report of Repsol ypf and consolidated group of 2009	Management	For	For
1.2	Approve the Management Board Member of 2009	Management	For	For
2.1	Approve to modify the Article 9	Management	For	For
2.2	Approve to modify the Article 12 BIS	Management	For	For
2.3	Approve to modify the Article 22	Management	For	For
3.1	Approve to modify the Article 3, Section 3.5	Management	For	For
3.2	Approve to modify the Article 9, Section 9.2	Management	For	For
4.1	Re-election of Ms. Paulina Beato Blanco as a Board Member	Management	For	For
4.2	Re-election of Mr. Artur Carulla Font as a Board Member	Management	For	For
4.3	Re-election of Mr. Javier Echenique Landiribar as a Board Member	Management	For	For
4.4	Re-election of Pemex Internacional Espana, Sociedad Anonima as a Board Member	Management	For	For
4.5	Appointment, ratify and re-election of Mr. Henri Philippe Reichstul as a	Management	For	For
5	Appointment of the Auditors	Management	For	For
6	Authorize to purchase own shares	Management	For	For
7	Approve the delegation, in the Board Member, the faculty to increase the social capital	Management	For	For
8	Approve the delegation of powers	Management	For	For
-
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A-SECOND CALL ON 30
APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting

AEGON NV
Security	N00927298	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	NL0000303709	Agenda		702314965 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING AT THIS GENERAL MEETING ARE-RELAXED AS THERE IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED WITH-THIS MEETING. THANK YOU.	Non-Voting
1	Opening	Non-Voting
2	Presentation on the course of business and significant events in 2009	Non-Voting
3.1	Annual report of 2009	Non-Voting
3.2	Corporate Governance Chapter in the annual report 2009	Non-Voting
3.3	Adopt the annual accounts 2009	Management	For	For
4	Dividend of 2009	Non-Voting
5	Approve to release the Members of the Execute Board from liability for their duties	Management	For	For
6	Approve to release the Members of the Supervisory Board from liability for their duties	Management	For	For
7	Appointment of the Independent Auditor	Management	For	For
8	Amend the Articles of Association of the Company	Management	For	For
9	Adopt a New Executive Board Remuneration Policy	Management	For	For
10	Adopt the amendments to the Supervisory Board Remuneration Policy	Management	For	For
11	Re-appoint Mr. K.J. Storm to the Supervisory Board	Management	For	For
12	Authorize the Executive Board to issue common shares	Management	For	For
13	Authorize the Executive Board to restrict or exclude pre-emptive rights upon issuing common shares	Management	For	For
14	Authorize the Executive Board to issue common shares under incentive plans	Management	For	For
15	Authorize the Executive Board to acquire shares in the Company	Management	For	For
16	Retirement of Mr. D.G. Eustace as a Member of the Supervisory Board	Non-Voting
17	Any other business	Non-Voting
18	Closing of the meeting	Non-Voting
	To view the letter to shareholders for the AGM of AEGON NV please copy and pas-te the below link into your internet browser: https://materials.proxyvote.com- /Approved/99999Z/19840101/SHLTR_58897.PDF	Non-Voting

TECHNIP (EX-TECHNIP-COFLEXIP), PARIS
Security	F90676101	Meeting Type		MIX
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	FR0000131708	Agenda		702317416 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your-representative.
Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0324/201003241000827.pdf	Non-Voting
O.1	Approve the annual accounts for the YE 31 DEC 2009	Management	For	For
O.2	Approve the allocation of the result for the YE 31 DEC 2009	Management	For	For
O.3	Approve the consolidated accounts for the YE 31 DEC 2009	Management	For	For
O.4	Approve t he Special Auditors' report on the regulated agreements specified in Articles L. 225-35 et sequence of the Code du Commerce Commercial Code	Management	For	For
O.5	Approve the Directors' fees	Management	For	For
O.6	Appointment of Ernst & Young Et Autres as an Auditor	Management	For	For
O.7	Appointment of PricewaterhouseCoopers Audit as an Auditor	Management	For	For
O.8	Appointment of Auditex as an Assistant Auditor	Management	For	For
O.9	Appointment of Yves Nicolas as an Assistant Auditor	Management	For	For
O.10	Ratify the head office transfer	Management	For	For
O.11	Authorize the Board of Directors to buy Company shares	Management	For	For
E.12	Authorize the Board of Directors to reduce capital stock by canceling shares bought pack previously	Management	For	For
E.13
Authorize the Board of Directors to allocate performance shares firstly, to paid members of Technip staff and secondly, to paid
Members of staff and Executive Directors of Companies affiliated to the Company as specified in Article L. 225-197-2 of the Code du Commerce
		Management	For	For
E.14	Authorize the Board of Directors to allocate performance shares to the Chairman of the Board of Directors and/or the Chief Executive Officer of Technip, the Company's Executive Director	Management	For	For
E.15
Authorize the Board of Directors to allocate share purchase
subscription options firstly, to paid members of Technip staff and secondly, to paid Members of staff and Executive Directors of
Companies affiliated to the Company as specified in Article L.
225-180 of the Code du Commerce
		Management	For	For
E.16
Authorize the Board of Directors to allocate share purchase
subscription options to the Chairman of the Board of Directors and/or the Chief Executive Officer of Technip, the Company's
Executive Director
		Management	For	For
E.17	Authorize the Board of Directors to increase capital stock for Members of a Company savings plan	Management	For	For
EO.18	Powers for formalities	Management	For	For

FINMECCANICA SPA
Security	T4502J151	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	IT0003856405	Agenda		702322746 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 30
APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. PLEASE BE ALSO ADVISED THAT Y-OUR
SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR
THE MEETING IS CANCELLED-. THANK YOU.
Non-Voting
1.	Approve the financial statements for the period ended on 31 DEC 2009; the reports of the Board of Directors, the Board of Statutory Auditors and the Independent Auditors; consequent resolutions	Management	For	For
2.	Approve the proposal to adjust PricewaterhouseCoopers S.p.A.'s fee for the Audit procedures related to the provisions of Legislative Decree N. 32/07	Management	For	For
3.	Amend the Articles 2, 4, 5, 8, 9, 10, 13 and 16 of the Shareholders' Meeting Regulations, also in relation to Legislative Decree N. 27 of 27 JAN 2010	Management	For	For

FORTIS SA/NV, BRUXELLES
Security	B4399L102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	BE0003801181	Agenda		702339614 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
1.	Opening	Non-Voting
2.1.1	Discussion of the annual report on the FY 2009	Non-Voting
2.1.2	Discussion of the consolidated annual accounts for the FY 2009	Non-Voting
2.1.3	Discussion and proposal to adopt the statutory annual accounts of the Company-for the FY 2009	Non-Voting
2.2.1	Information on the dividend policy	Non-Voting
2.2.2	Adopt a gross dividend for the 2009 FY of EUR 0.08 per Fortis Unit, the dividend will be payable as from 01 JUN 2010	Management	For	For
2.3.A	Grant discharge Mr. Louis Cheung Chi Yan for the period 01 JAN 2009 through 01 FEB 2009	Management	For	For
2.3.B	Grant discharge Mr. Philippe Bodson for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.3.C	Grant discharge Mr. Richard Delbridge for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.3.D	Grant discharge Mrs. Clara Furse for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.3.E	Grant discharge Mr. Reiner Hagemann for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.3.F	Grant discharge Mr. Jan Michiel Hessels for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.3.G	Grant discharge Mr. Jacques Manardo for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.3.H	Grant discharge Mr. Alois Michielsen for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.3.I	Grant discharge Mr. Ronald Sandler for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.3.J	Grant discharge Mr. Rana Talwar for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.3.K	Grant discharge Mr. Klaas Westdijk for the period 01 JAN 2009 through 13 FEB 2009	Management	For	For
2.3.L	Grant discharge Mr. Karel De Boeck for the period 01 JAN 2009 through 01 JUL 2009	Management	For	For
2.3.M	Grant discharge Mr. Georges Ugeux for the period 13 FEB 2009 through 13 FEB 2009	Management	For	For
2.3.N	Grant discharge Mr. Jozef De Mey for the period 13/02/2009 through 31/12/2009	Management	For	For
2.3.O	Grant discharge Mr. Jan Zegering Hadders for the period 13 FEB 2009 through 31 DEC 2009	Management	For	For
2.3.P	Grant discharge Mr. Frank Arts for the period 29 APR 2009 through 31 DEC 2009	Management	For	For
2.3.Q	Grant discharge Mr. Guy de Selliers de Moranville for the period 29 APR 2009 through 31 DEC 2009	Management	For	For
2.3.R	Grant discharge Mr. Roel Nieuwdorp for the period 29 APR 2009 through 31 DEC 2009	Management	For	For
2.3.S	Grant discharge Mr. Lionel Perl for the period 29 APR 2009 through 31 DEC 2009	Management	For	For
2.3.T	Grant discharge Mr. Shaoliang Jin for the period 29 APR 2009 through 31 DEC 2009	Management	For	For
2.3.U	Grant discharge Mr. Bart De Smet for the period 18 SEP 2009 through 31 DEC 2009	Management	For	For
3.	Information on Fortis's governance relating to the reference codes and the app-licable provisions regarding corporate governance	Non-Voting
4.	Adopt and approve the remuneration policy for the Board Members and the Members of the Group Executive Committee as explained in the explanatory note	Management	For	For
5.
Adopt the remuneration per Non-Executive Member of the Board of Directors of Fortis SA/NV and Fortis N.V. as follows: a fixed annual retainer of EUR 45,000, an attendance fee of EUR 2,000 per Board meeting and an attendance fee of EUR 1,500 per Board committee meeting in case of Members of the relevant committee and EUR 2,000 in case of the Chairman of the relevant
committee; for the Chairman of the Board of Directors a fixed annual retainer of EUR 60,000 and an attendance fee of EUR
2,500 per Board meeting
		Management	For	For
6.1
Appoint Bridget McIntyre as a Non-Executive Member of the
Board of Directors until the end of the AGM of Shareholders in
2013, subject to the appointment of Bridget McIntyre as a Non-
Executive Member of the Board of Directors of Fortis SA/NV,
which latter appointment is subject to the approval of the Belgian
Banking, Finance and Insurance Commission
		Management	For	For
6.2
Appoint Belen Romana as a Non-Executive Member of the Board
of Directors until the end of the AGM of Shareholders in 2013, subject to the appointment of Belen Romana as a Non-Executive
Member of the Board of Directors of Fortis SA/NV, which latter appointment is subject to the approval of the Belgian Banking,
Finance and Insurance Commission
		Management	For	For
7.
Authorize the Board of Directors as from 29 APR 2010 for a period of 18 months, to acquire Fortis Units, which include fully paid twinned shares of Fortis N.V., up to a maximum of 10% of the issued share capital of Fortis N.V. a) through all agreements, including transactions on the stock exchange and private
transactions at a price which is within a range between the closing price of the relevant Fortis Unit on Euronext on the day
immediately preceding the acquisition, plus a maximum of 15%
and one eurocent (EUR 0.01), or b) by means of stock lending agreements under terms and conditions that comply with common market practice, but within the price range as referred to under a)
above, for the number of Fortis Units from time to time to be borrowed by Fortis N.V.
		Management	For	For
8.1	Amend Article 2 as specified "The name of the Company is: ageas N.V."	Management	For	For
8.2	Amend paragraph b) of Article 9 as specified	Management	For	For
8.3	Amend paragraph a) and d) of Article 10 as specified	Management	For	For
8.4	Amend Article 11 as specified	Management	For	For
8.5	Amend Article 17 as specified	Management	For	For
8.6
Authorize any and all Members of the Board of Directors as well as any and all civil-law notaries, associates and paralegals practising with De Brauw Blackstone Westbroek N.V. to draw up the draft of the required notarial deed of amendment to the
Articles of Association, to apply for the required ministerial declaration of no-objection, as well as to execute the notarial deed of amendment to the Articles of Association
		Management	For	For
9.	Closure	Non-Voting

ENEL ENTE NAZIONALE PER L'ENERGIA ELETTRICA SPA, R
Security	T3679P115	Meeting Type		MIX
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	IT0003128367	Agenda		702344437 - Management
Item	Proposal	Type	Vote	For/Against Management
-
PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
O.1
Approve the financial statements of ENEL for the YE 31 DEC
2009; reports of the Board of Directors, the Board of Statutory
Auditors and the External Auditors; related resolutions;
presentation of the consolidated financial statements for the YE 31
DEC 2009
		Management	For	For
O.2	Approve the allocation of net income for the year	Management	For	For
O.3	Election of the Board of Statutory Auditors	Management	For	For
O.4	Approve the determination of the compensation of the regular Members of the Board of Statutory Auditors	Management	For	For
O.5
Approve the hormonization of shareholder's meeting regulations with the provisions of legislative decree N. 27 of 27 JAN 2010;
amend the Articles 1.2, 2.1, 2.2, 2.3, 3.2, 3.4, 3.5, 4.2, 4.8, 6.4,
and 6.6 and abrogation of the Article 4.9 of the shareholders'
meeting regulations
		Management	For	For
E.1	Approve the harmonization of the Bylaws with the provisions legislative decree N. 27 of 27 JAN 2010; amend the Articles 9.2, 13.2 and 14.3 and introduction of the Article 31.1 of the Bylaws	Management	For	For

HENNES & MAURITZ AB
Security	W41422101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	SE0000106270	Agenda		702355733 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID VO-TE OPTION. THANK YOU	Non-Voting
1	Opening of the AGM	Non-Voting
2	The election of Lawyer Sven Unger as a Chairman for the AGM as proposed by the-Election Committee	Non-Voting
3	Address by Managing Director Karl-Johan Persson followed by an opportunity to-ask questions about the Company	Non-Voting
4	Establishment and the voting list	Non-Voting
5	Approval of the agenda	Non-Voting
6	The election of people to check the minutes	Non-Voting
7	Examination of whether the meeting was duly convened	Non-Voting
8.a
Presentation of the annual accounts and the Auditors' report as well as the co-nsolidated accounts and the consolidated Auditors'
report, and the Auditors' s-tatement on whether the guidelines for remuneration to Senior Executives appli-cable since the last AGM have been specified
Non-Voting
8.b	Statement by the Company's Auditor and the Chairman of the Auditing Committee	Non-Voting
8.c	Statement by the Chairman of the Board on the work of the Board	Non-Voting
8.d	Statement by the Chairman of the Election Committee on the work of the Electio-n Committee	Non-Voting
9.a	Adopt the income statement and the balance sheet as well as the consolidated income statement and the consolidated balance sheet	Management	For	For
9.b
Approve a dividend to the Shareholders of SEK 16.00 per share;
the Board of Directors has proposed Tuesday 04 MAY 2010 as
the record date; if the resolution is passed, dividends are expected to be paid out by Euroclear Sweden AB on Friday 07 MAY 2010
		Management	For	For
9.c	Grant discharge to the Members of the Board and the Managing Director from liability to the Company	Management	For	For
10	Approve the establishment of the number of Board Members at 8 and with no Deputy Board Members	Management	For	For
11	Approve the establishment of fees to the Board and the Auditors as specified	Management	For	For
12
Election of Anders Dahlvig and Christian Sievert as the New
Members and re-elect Mia Brunell Livfors, Lottie Knutson, Sussi
Kvart, Bo Lundquist, Stefan Persson and Melker Schorling;
Chairman of the Board: re-election of Stefan Persson; Stig
Nordfelt has declined re-election
		Management	For	For
13	Approve the establishment of principles for the Election Committee and election of Members of the Election Committee as specified	Management	For	For
14	Approve the resolution on share split and amend Section 4 of the Articles of Association	Management	For	For
15	Approve the guidelines for remuneration to Senior Executives as specified	Management	For	For
16	Closing of the AGM	Non-Voting

SVENSKA HANDELSBANKEN AB, STOCKHOLM
Security	W90937181	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	SE0000193120	Agenda		702355947 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED.-
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
Non-Voting
	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID VO-TE OPTION. THANK YOU	Non-Voting
1.	Opening of the meeting	Non-Voting
2.	Election of Mr. Sven Unger as a Chairman of the meeting	Non-Voting
3.	Establishment and approval of the list of voters	Non-Voting
4.	Approval of the agenda	Non-Voting
5.	Election of persons to countersign minutes	Non-Voting
6.	Approve to determine whether the meeting has been duly called	Non-Voting
7.
Presentation of the annual accounts and Auditors report and the consolidated a-nnual accounts and the auditors report for the group, for 2009. in connection-with this: a presentation of the past years work by the board and its committe-es; a speech by the group chief executive, and any questions from shareholders-to the board and senior management of the bank; a presentation of audit work-during 2009
Non-Voting
8.	Adopt the income statement and the balance sheet, as well as the consolidated income statement and consolidated balance sheet	Management	For	For
9.
Declare a dividend of SEK 8 per share, and the Tuesday, 04 MAY be the Record day for receiving of dividends; if the meeting resolves in accordance with the proposal Euroclear expects to distribute the dividend on Friday, 07 MAY 2010
		Management	For	For
10.	Approve to release from liability for the Members of the Board and the Group Chief Executive for the period referred to in the financial reports	Management	For	For
11.	Authorize the Board to resolve on acquisition and divestment of shares in the bank	Management	For	For
12.	Approve the acquisition of shares in the bank for the banks trading book pursuant to Chapter 7, Section 6 of the Swedish securities market Act	Management	For	For
13.	Approve that the AGM resolve that the Board comprise an unchanged number [12] of Members	Management	For	For
14.
Approve the fees as follows: SEK 2,350,000 to the Chairman,
SEK 675,000 to each of the two vice Chairman, and SEK 450,000 to each of the remaining members; for committee work, the
following fees are proposed SEK 250,000 to each member of the credit committee, SEK 100,000 to each member of the
remuneration committee, SEK 175,000 to the Chairman of the
Audit Committee, and SEK 125,000 to the remaining members of the audit committee; in all cases, the proposed amounts are
unchanged from the resolutions of the AGM in 2008 and 2009; the nomination committee proposes that the meeting resolve on
remuneration to be paid to the Auditors on approved account
		Management	For	For
15.	Re-elect all Board Members and Mr. Hans Larsson, as the Chairman	Management	For	For
16.	Approve the guidelines for remuneration to Senior Management, as specified	Management	For	For
17.	Appoint the Auditors in foundations and their associated management	Management	For	For
18.	Approve the decision on how the nomination committee is to be appointed	Management	For	For
19.
PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER
PROPOSAL: Approve that the general meeting resolve that SEK 2
Million be allocated to a fund/ foundation which would aim to prevent crimes of violence and to prevent errors or negligence in the exercising the public authority at municipal level
		Shareholder	Against	For
20.	Closing of the meeting	Non-Voting

KBC GROUPE SA, BRUXELLES
Security	B5337G162	Meeting Type		MIX
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	BE0003565737	Agenda		702358828 - Management
Item	Proposal	Type	Vote	For/Against Management

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting
A.1	Receive Directors' report	Non-Voting
A.2	Receive Auditors' report	Non-Voting
A.3	Receive consolidated financial statements and statutory reports	Non-Voting
A.4	Approve to accept financial statements	Management	For	For
A.5	Approve the allocation of income	Management	For	For
A.6	Grant discharge the Directors	Management	For	For
A.7	Grant discharge the Auditors	Management	For	For
A.8.A	Approve the cooptation of Jan Vanhevel as a Director	Management	For	For
A.8.B	Re-elect Germain Vantieghem as a Director	Management	For	For
A.8.C	Re-elect Marc Wittemans as a Director	Management	For	For
A.8.D	Election of Luc Philips as a Director	Management	For	For
A.8.E	Election of Piet Vantemsche as a Director	Management	For	For
A.8.F	Election of Alain Bostoen as a Director	Management	For	For
A.8.G	Election of Marc De Ceuster as a Director	Management	For	For
A.8.H	Election of Eric Stroobants as a Director	Management	For	For
A.8.I	Election of Jean-Pierre Hansen as a Director	Management	For	For
A.8.J	Approve to indicate Jo Cornu as an Independent Board Member	Management	For	For
A.8.K	Election of Ernst and Young as the Auditors and approve the Auditor's remuneration	Management	For	For
A.9	Transact other business	Non-Voting
E.1	Receive special Board report regarding: Issue of Profit-Sharing Certificates	Non-Voting
E.2	Receive special Auditor report regarding: Elimination of Preemptive Rights for-conversion of Profit-Sharing Certificates	Non-Voting
E.3	Amend the Articles regarding: Issuance of Profit-Sharing Certificates	Management	For	For
E.4	Approve the terms and conditions of Profit-Sharing Certificates	Management	For	For
E.5	Amend the Articles regarding: Title II	Management	For	For
E.6	Amend the Articles regarding: Placement of Securities	Management	For	For
E.7	Amend the Articles regarding: Repurchase of Securities	Management	For	For
E.8	Amend the Articles regarding: general meeting	Management	For	For
E.9	Amend the Articles regarding: proxies	Management	For	For
E.10	Amend the Articles regarding: meeting formalities	Management	For	For
E.11	Amend the Articles regarding: adjournment of meeting	Management	For	For
E.12	Amend the Articles regarding: allocation of income	Management	For	For
E.13	Amend the Articles regarding: liquidation	Management	For	For
E.14	Amend the Articles regarding: repurchase of shares to prevent a serious and imminent harm	Management	For	For
E.15	Approve to eliminate preemptive rights regarding: item 16	Management	For	For
E.16	Approve the issuance of shares for conversion of profit-sharing Certificates	Management	For	For
E.17	Authorize the implementation of approved resolutions regarding: conversion of profit-sharing certificates	Management	For	For
E.18	Authorize the implementation of approved resolutions regarding: terms and conditions of profit-sharing certificates	Management	For	For
E.19	Discuss merger with Fidabel NV	Non-Voting
E.20	Approve the Merger Agreement with Fidabel NV	Management	For	For
E.21	Approve the merger by absorption of Fidabel NV	Management	For	For
E.22	Authorize the implementation of approved resolutions	Management	For	For
E.23	Authorize the coordination of the Articles	Management	For	For
E.24	Approve the filing of required documents/formalities at trade	Management	For	For

ENI SPA, ROMA
Security	T3643A145	Meeting Type		MIX
Ticker Symbol		Meeting Date	29-Apr-2010
ISIN	IT0003132476	Agenda		702366875 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID'S 686251 AND 684082 DUE TO-2 MEETINGS BEING
MERGED INTO 1 MIX MEETING. ALL VOTES RECEIVED ON
THE PREVIOU-S MEETINGS WILL BE DISREGARDED AND
YOU WILL NEED TO REINSTRUCT ON THIS MEETING-
NOTICE. THANK YOU.
Non-Voting
O.1	Approve the balance sheet as of 31 DEC 2009 of Eni Spa, consolidated balance sheet as of 31 DEC 2009; Directors, Board of Auditors and External Auditing Company's reporting	Management	For	For
O.2	Approve the profits allocation	Management	For	For
O.3	Appoint the Independent Auditors for the period 2010-2018	Management	For	For
E.1	Amend the Articles 1, 4, 12, 15 and 16 of the Corporate Bylaws; related resolutions	Management	For	For
CMMT
PLEASE NOTE THAT IN COMPLIANCE WITH ARTICLE 13,
PARAGRAPH 1, OF THE CORPORATE-BYLAWS
SHAREHOLDERS WHO ALONE OR TOGETHER WITH OTHER
SHAREHOLDERS, HOLD AT LEA-ST ONE FORTIETH OF
CORPORATE CAPITAL CAN REQUEST, WITHIN 5 DAYS
FROM THE ISSUE-RS NOTIFICATION OF THIS MEETING, AN
INTEGRATION TO THE ITEMS OF THIS AGENDA, Q-UOTING
IN THEIR REQUEST THE ADDITIONAL SUBJECTS
PROPOSED; THE INTEGRATION IS N-OT ALLOWED FOR
SUBJECTS ON WHICH THE MEETING DELIBERATES,
ACCORDING TO THE LAW-, ON PROPOSAL OF DIRECTORS
OR ON THE BASIS OF A PROJECT OR A REPORT DRAWN UP
B-Y THE DIRECTORS. THANK YOU.
Non-Voting

BAYER AG, LEVERKUSEN
Security	D0712D163	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	30-Apr-2010
ISIN	DE000BAY0017	Agenda		702267534 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED
DEPENDING ON SOME SUBCUSTODIANS'-PROCESSING IN
THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE TO-OBTAIN BLOCKING INFORMATION
FOR YOUR ACCOUNTS.
Non-Voting
1.
Submission of the confirmed financial statements of Bayer AG and consolidated financial statements of the Bayer Group, the
combined management report, the report of the Supervisory
Board as well as the explanatory report by the Board of
Management on takeover-relevant information for the FY 2009
and the Board of Management proposal for the distribution of the profit; resolution on the distribution of profit
		Management	For	For
2.	Ratification of actions of the members of the Board of Management	Management	For	For
3.	Ratification of actions of the members of the Supervisory Board	Management	For	For
4.	Approval of the compensation system for members of the Board of Management	Management	For	For
5.
Rescission of the existing Authorized Capital I, creation of a new
Authorized Capital I with the option of exclusion of subscription rights and amendment of Section 4 Paragraph 2 of the Articles of
Incorporation [capital stock]
		Management	For	For
6.
Rescission of the existing Authorized Capital II, creation of a new
Authorized Capital II with the option of exclusion of the
subscription rights and amendment of Section 4 Paragraph 3 of the Articles of Incorporation [capital stock]
		Management	For	For
7.
Authority to issue bonds with warrants, convertible bonds, profit sharing rights or profit participation bonds [or a combination of these instruments] and to exclude subscription rights, creation of a new conditional capital through the rescission of the existing conditional capital and amendment of the Articles of Incorporation
		Management	For	For
8.	Authorization for the acquisition and use of treasury shares with the possible exclusion of subscription rights and any other tender rights	Management	For	For
9.	Adjustments to the Articles of Incorporation in Section 14, 15 and 16 concerning the Act Implementing the Stockholder Rights Directive [ARUG]	Management	For	For
10.	Appointment of the Auditor for the audit of the financial statements and the audit review of the half-year financial report	Management	For	For

TRANSCANADA CORP
Security	89353D107	Meeting Type		MIX
Ticker Symbol		Meeting Date	30-Apr-2010
ISIN	CA89353D1078	Agenda		702276165 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED TO VOTE IN "FAVOR" OR "AGAINST"-ONLY FOR RESOLUTIONS "3, 4" AND "5" AND IN "FAVOR" OR "WITHHOLD" ONLY FOR-RESOLUTIONS "1.1 TO 1.13" AND "2". THANK YOU.	Non-Voting
-	To receive the consolidated financial statements for the YE 31 DEC 2009 and-the Auditors' report thereon	Non-Voting
1.1	Election of K.E. Benson as a Director	Management	For	For
1.2	Election of D.H. Burney as a Director	Management	For	For
1.3	Election of W.K. Dobson as a Director	Management	For	For
1.4	Election of E.L. Draper as a Director	Management	For	For
1.5	Election of P. Gauthier as a Director	Management	For	For
1.6	Election of K.L. Hawkins as a Director	Management	For	For
1.7	Election of S.B. Jackson as a Director	Management	For	For
1.8	Election of P.L. Joskow as a Director	Management	For	For
1.9	Election of H.N. Kvisle as a Director	Management	For	For
1.10	Election of J.A. MacNaughton as a Director	Management	For	For
1.11	Election of D.P. O'Brien as a Director	Management	For	For
1.12	Election of W.T. Stephens as a Director	Management	For	For
1.13	Election of D.M.G. Stewart as a Director	Management	For	For
2	Appointment of KPMG LLP, Chartered Accountants as the Auditors and authorize	Management	For	For
3	Amend the Stock Option Plan, as specified	Management	For	For
4	Ratify and approve the Shareholder Rights Plan, as specified	Management	For	For
5	Approve TransCanada Corporation's approach to executive compensation, as specified	Management	For	For
-	Transact such other business	Non-Voting

WOODSIDE PETROLEUM LTD
Security	980228100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	30-Apr-2010
ISIN	AU000000WPL2	Agenda		702311313 - Management
Item	Proposal	Type	Vote	For/Against Management
1	To receive and consider the financial report of the Company and the reports-of the Directors and Auditor for the YE 31 DEC 2009	Non-Voting
2	Re-elect Dr. Andrew Jamieson as a Director	Management	For	For
3	Adopt the remuneration report for the YE 31 DEC 2009	Management	For	For

PEARSON PLC
Security	G69651100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	30-Apr-2010
ISIN	GB0006776081	Agenda		702314220 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the receipt of financial statements	Management	For	For
2	Approve the final dividend	Management	For	For
3	Re-elect David Arculus	Management	For	For
4	Re-elect Patrick Cescau	Management	For	For
5	Re-elect Will Ethridge	Management	For	For
6	Re-elect Rona Fairhead	Management	For	For
7	Re-elect Robin Freestone	Management	For	For
8	Re-elect Susan Fuhrman	Management	For	For
9	Re-elect Ken Hydon	Management	For	For
10	Re-elect John Makinson	Management	For	For
11	Re-elect Glen Moreno	Management	For	For
12	Re-elect CK. Prahalad	Management	For	For
13	Re-elect Marjorie Scardino	Management	For	For
14	Approve the Directors remuneration report	Management	For	For
15	Re-appoint the Auditors	Management	For	For
16	Approve the remuneration of the Auditors	Management	For	For
17	Approve the allotment of shares	Management	For	For
S.18	Approve the waiver of pre-emption rights	Management	For	For
S.19	Grant authority to purchase own shares	Management	For	For
S.20	Approve the Articles of Association	Management	For	For
S.21	Approve the notice of meetings	Management	For	For
22	Approve the Share Incentive Plan	Management	For	For

BARCLAYS PLC, LONDON
Security	G08036124	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	30-Apr-2010
ISIN	GB0031348658	Agenda		702326629 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the reports of the Directors and Auditors and the audited accounts of the Company for the YE 31 DEC 2009	Management	For	For
2	Approve the remuneration report for the YE 31 DEC 2009	Management	For	For
3	Re-elect Reuben Jeffery III as Director of the Company	Management	For	For
4	Re-elect Marcus Aglus as a Director of the Company	Management	For	For
5	Re-elect David Booth as a Director of the Company	Management	For	For
6	Re-elect Sir Richard Broadbent as a Director of the Company	Management	For	For
7	Re-elect Sir Michael Rake as a Director of the Company	Management	For	For
8	Re-elect Sir Andrew Likierman as a Director of the Company	Management	For	For
9	Re-elect Chris Lucas as a Director of the Company	Management	For	For
10
Re-appoint PricewaterhouseCoopers LLP, Chartered Accountants and Registered Auditors, as the Auditors of the Company to hold office from the conclusion of this meeting until the conclusion of the next AGM at which accounts are laid before the Company
		Management	For	For
11	Authorize the Directors to set the remuneration of the Auditors	Management	For	For
12
Authorize the Company, in accordance with Section 366 of the
Companies Act 2006 [the 2006 Act] the Company and any
Company which, at any time during the period for which this
resolution has effect, is a subsidiary of the Company to a) make political donations to political organizations not exceeding GBP
25,000 in total and b) incur political expenditure not exceeding
GBP 100,000 in total, in each case during the period commencing on the date of this resolution and ending on the date of the AGM of the Company to be held in 2011 or on 30 JUN 2011, provided that the maximum amounts as specified may consist of sums in any currency converted into sterling at such rate as the Board may in its absolute discretion determine for the purposes of this resolution, the terms political donations political organizations and political expenditure shall have the meanings given to them in
Sections 363 to 365 of the 2006 Act
		Management	For	For
13
Authorize the Directors, in substitution for all existing authorities, pursuant to Section 551 of the 2006 Act to exercise all the powers of the Company to; a) allot shares [as defined in Section 540 of the 2006 Act] in the Company or grant rights to subscribe for or to convert any security into shares in the Company up to an
aggregate nominal amount of GBP 1,043,323,357, GBP
77,500,000, EUR 40,000,000 and 1F4,000,000,000; b) allot equity securities [as specified in Section 560 of the 2006 Act] up to an aggregate nominal amount of GBP 2,006,646,714 [such amount
to be reduced by the aggregate nominal amount of ordinary
shares allotted or rights to subscribe for or to convert any securities into ordinary shares in the Company granted under this
Resolution 13] in connection with an offer by way of a rights issue:
i) to ordinary shareholders in proportion [as nearly as maybe practicable] to their existing holdings; and ii) to holders of other equity securities [as defined in Section 560 of the 2006 Act] as
		Management	For	For

required by the rights of those securities, or subject to such rights, as the Directors otherwise consider necessary, and so that the
Directors may impose any limits or restrictions and make any arrangements which they consider necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, legal, regulatory or practical problems in, or under the laws of, any territory or any other matter, [Authority expires the earlier of the end of the AGM of the Company to be held in 2011 or the close of business on 30 JUN 2011]; the Company may make offers and
enter into agreements before the authority expires which would, or might require shares to be allotted or rights to subscribe for or to convert any security into shares to be granted after the authority expires and the Directors may allot shares or grant such rights under any such offer or agreement as if the authority had not expired

S.14
Authorize the Directors, in substitution for all existing powers, and subject to the passing of Resolution 13, pursuant to Section 570 of the 2006 Act to allot equity securities [as defined in Section 560 of the 2006 Act] for cash, pursuant to the authority granted
Resolution 13 and/or where the allotment constitutes an allotment of equity securities by virtue of Section 560(3) of the 2006 Act, in each case free of the restriction in Section 561 of the 2006 Act, such power to be limited: [a] to the allotment of equity securities in connection with an offer of equity securities [but in case of an allotment pursuant to the authority granted by Paragraph [b] of
Resolution 13, such power shall be limited to the allotment of equity securities in connection with an offer by way of a rights issue only]: [i] to ordinary shareholders in proportion [as nearly as may be practicable to their existing holdings;] [ii] to holders of other equity securities [as defined in Section 560 of the 2006 Act], as required by the rights of those securities or, subject to such rights, as the Directors otherwise consider necessary, and so that the Directors may impose any limits or restrictions and make any arrangements which they consider necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, legal, regulatory or practical problems in, or under the laws of any territory or any other matter; and [b] to the allotment of equity securities, pursuant to the authority granted by paragraph [a] of resolution 13 and/or an allotment of equity securities by virtue of
Section 560(3) of the 2006 Act, [in each case otherwise than in the circumstances as specified in this resolution] up to a nominal amount of GBP 150,498,503 representing no more than 5% of the issued ordinary share capital as at 05 MAR 2010; compliance with that limit shall be calculated, in the case of equity securities which are rights to subscribe for, or to convert securities into , ordinary shares [as defined in Section 560 of the 2006 Act] by reference to the aggregate nominal amount of relevant shares which may be allotted pursuant to such rights, [Authority expires the earlier of the end of the AGM of the Company to be held in 2011 or the close of business on 30 JUN 2011] the Company may make offers and
enter into agreements before the power expires which would or might, require equity securities to be allotted after the power expires and the Directors may allot equity securities under any such offer or agreement as if the power had not expired
		Management	For	For
S.15
Authorize the Company for the purposes of Section 701 of the
2006 Act to make market purchases [within the meaning of
Section 701 of the 2006 Act] on the London Stock Exchange of up
to an aggregate of 1,203,988,028 ordinary shares of25 p each in its capital, and may hold such shares as treasury shares, provided that: a) the minimum price [exclusive of expenses] which may be paid for each ordinary share is not less than 25p; b) the maximum price [exclusive of expenses] which may be paid for each ordinary
		Management	For	For

share shall not be more than the higher of [1] 105% of the average of the market values of the ordinary shares [as derived from the
Daily official list of the London Stock Exchange] for the 5 business days immediately preceding the date on which the purchase is made and ii) that stipulated by Article 5(1) of the Buy-back and
Stabilization Regulation [EC 2273/2003); and c) [Authority expires the earlier of the end of the AGM of the Company to be held in
2011 or the close of business on 30 JUN 2011]; [except in relation to any purchase of shares the contract for which was concluded before such date and which would or might be executed wholly or partly after such date]

S.16
Authorize the Directors to call general meetings [other than an
AGM] on not less than 14 clear days notice, such authority to expire at the end of the AGM of the Company to be held in 2011 or the close of the business on 30 JUN 2011, whichever is the earlier
		Management	For	For
S.17
Amend the Articles of Association of the Company by deleting all the provisions of the Company's Memorandum of Association
which, by virtue of Section 28 of the 2006 Act, are to be treated as provisions of the Company's Articles of Association; and adopt the
Articles of Association, as specified as the Articles of Association of the Company in substitution for, and to the exclusion of the existing Articles of Association
		Management	For	For
18
Approve and adopt the rules of the Barclays Group SAYE Share
Option Scheme, as specified, and authorize the Directors to: a) to do such acts and things necessary or expenditure for the
purposes of implementing and giving effect to the Sharesave Plan, including making any changes to the draft rules of the Sharesave
Plan in order to obtain HM Renevue & Customs approval; and b)
establish such appendicies schedules, supplements or further schemes based on Sharesave Plan but modified to take
advantage of or to comply with, local tax, exchange control or securities laws in jurisdictions outside in UK, provided that any ordinary shares made available under any such appendices,
schedules, supplements or further schemes are treated as
counting against the limits and overall participation in the
Sharesave Plan
		Management	For	For

RENAULT SA, BOULOGNE BILLANCOURT
Security	F77098105	Meeting Type		MIX
Ticker Symbol		Meeting Date	30-Apr-2010
ISIN	FR0000131906	Agenda		702347534 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0402/201004021001022.pdf	Non-Voting
O.1	Approve the consolidated accounts	Management	For	For
O.2	Approve the annual accounts	Management	For	For
O.3
Approve to allocate the income for the FY as follows: earnings for the financial year: EUR 49,265,514.05, previous retained
earnings: EUR 6,301,650,178.90, distributable income: EUR
6,350,915,692.95, dividends: EUR 0.00, retained earnings: EUR
6,350,915,692.95 as required by law
		Management	For	For
O.4	Approve the Agreements specified in Article 225-38 of the Code du Commerce Commercial Code	Management	For	For
O.5	Approve the Auditor's report on the items serving to determine remuneration for participating securities	Management	For	For
O.6	Grant authority to float its own shares on the Stock Exchange	Management	For	For
E.7	Grant authority to cancel shares bought back	Management	For	For
E.8	Amend the Articles of Association	Management	For	For
O.9	Approve to renew the Director's mandate: Carlos GHOSN	Management	For	For
O.10	Approve Monsieur Carlos Ghosn's pension commitments as specified in Article L. 225-42-1 paragraph 6 of the Code du Commerce	Management	For	For
O.11	Approve to renew the Director's mandate: Marc LADREIT DE LACHARRIERE	Management	For	For
O.12	Approve to renew the Director's mandate: Franck RIBOUD	Management	For	For
O.13	Approve to renew the Director's mandate: Hiroto SAIKAWA	Management	For	For
O.14	Appointment of Alexis KOHLER as a Director representing the State	Management	For	For
O.15	Appointment of Luc ROUSSEAU as a Director representing the State	Management	For	For
O.16	Appointment of Monsieur Bernard DELPIT as a Director	Management	For	For
O.17	Appointment of Pascale SOURISSE as a Director	Management	For	For
O.18	Powers for formalities	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
OF TEXT IN RESOLUTION 3 AND-RECEIPT OF TIME AND
LOCATION. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
PLEASE D-O NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCT-IONS.
THANK YOU.
Non-Voting

NOBLE GROUP LTD
Security	G6542T119	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	30-Apr-2010
ISIN	BMG6542T1190	Agenda		702347863 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive and adopt the statements of accounts and the reports of the Directors and the Auditors for the FYE 31 DEC 2009	Management	For	For
2.	Declare a final dividend of USD 3.6 cents per share for the YE 31 DEC 2009	Management	For	For
3.	Re-elect Mr. Richard Samuel Elman as a Director, who retires pursuant to Bye-law 86(1)	Management	For	For
4.	Re-elect Mr. Harindarpal Singh Banga as a Director, who retires pursuant to Bye-law 86(1)	Management	For	For
5.	Re-elect Mr. Alan Howard Smith as a Director, who retires pursuant to Bye-law 86(1)	Management	For	For
6.	Re-elect Mr. David Gordon Eldon as a Director, who retires pursuant to Bye-law 86(1)	Management	For	For
7.	Re-elect Mr. Tobias Josef Brown as a Director, who retires pursuant to Bye-law 85(2)	Management	For	For
8.	Approve the Directors' fees for the YE 31 DEC 2009	Management	For	For
9.	Re-appoint Messrs. Ernst & Young as the Company's Auditors and authorize the Directors to fix their remuneration	Management	For	For
	Transact such other business	Non-Voting
10.
Authorize the Directors of the Company, to: (A) (a) issue ordinary shares of HKD 0.25 each (or of such other par value as may result from any capital subdivision and/or consolidation of the Company)
in the capital of the Company ("Shares") whether by way of rights, bonus or otherwise; and/or (b) make or grant offers, agreements or options (collectively, "Instruments") that might or would require
Shares to be issued, including but not limited to the creation and issue of (as well as adjustments to) warrants, debentures or other instruments convertible into Shares, at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute discretion deem fit; and (B)
(notwithstanding that the authority conferred by this resolution may have ceased to be in force) issue Shares in pursuance of any
Instrument made or granted by the Directors while this resolution was in force, provided that: (a) the aggregate number of Shares to be issued pursuant to this resolution (including Shares to be issued in pursuance of Instruments made or granted pursuant to this resolution) does not exceed 50% of the total number of issued
Shares, excluding treasury shares, of the Company (as calculated in accordance with this resolution below), of which the aggregate number of Shares to be issued other than on a pro rata basis to shareholders of the Company ("Shareholders") (including Shares to be issued in pursuance of Instruments made or granted
pursuant to this resolution) does not exceed 20% of the total number of issued Shares, excluding treasury shares, of the
Company (as calculated in accordance with this resolution below);
(b) (subject to such manner of calculation as may be prescribed by the Singapore Exchange Securities Trading Limited ("SGX-
ST")) for the purpose of determining the aggregate number of
Shares that may be issued under this resolution above, the total number of issued Shares, excluding treasury shares, shall be
		Management	For	For

based on the total number of issued Shares, excluding treasury shares, of the Company at the time this resolution is passed, after adjusting for: (i) new Shares arising from the conversion or exercise of any convertible securities or share options or vesting of share awards which are outstanding or subsisting at the time this resolution is passed; and (ii) any subsequent bonus issue, consolidation or subdivision of Shares; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM is to be held by law]

11.
Authorize the Directors of the Company, to purchase or acquire issued and fully paid Shares not exceeding in aggregate the
Prescribed Limit (as specified), at such price or prices as may be determined by the Directors from time to time up to the Maximum
Price (as specified), by way of market purchases (each a "Market
Purchase") on the SGXST or any other Stock Exchange on which the Shares may for the time being be listed and quoted and
otherwise in accordance with the Companies Act 1981 of
Bermuda (the "Bermuda Act") and all other laws, regulations and rules of the SGX-ST as may for the time being be applicable
("Share Purchase Mandate"); [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM is to be held by law]; to complete and do all such acts and things (including executing such documents as may be required) as they may consider
expedient or necessary to give effect to the transactions
contemplated by this resolution
		Management	For	For
12.
Authorize the Directors of the Company to offer and grant options in accordance with the provisions of the Noble Group Share
Option Scheme 2004 (the "Scheme") and to allot and issue from time to time such Shares as may be allotted and issued pursuant to the exercise of options under the Scheme, provided always that the aggregate number of Shares to be allotted and issued
pursuant to the Scheme, when added to the number of Shares
issued and issuable in respect of all options granted under the
Scheme and Shares subject to any other share schemes of the
Company, shall not exceed 15% of the total number of issued
Shares, excluding treasury shares, of the Company from time to time
		Management	For	For
13.
Authorize the Directors of the Company to allot and issue from time to time such number of Shares as may be required to be
allotted and issued pursuant to the Noble Group Limited Scrip
Dividend Scheme ("Scrip Dividend Scheme")
		Management	For	For
14.
Authorize the Directors of the Company to: (A) offer and grant awards in accordance with the provisions of the Noble Group
Performance Share Plan (the "Plan"); and (B) allot and issue from time to time such number of Shares as may be required to be
allotted and issued pursuant to the vesting of Awards under the
Plan, provided that the aggregate number of Shares allotted and issued and/or to be allotted and issued pursuant to the Plan, when aggregated with the number of Shares issued and issuable in
respect of all options granted under any of the Share Option
Schemes of the Company and Shares subject to any other share schemes of the Company, shall not exceed 15% of the total
number of issued Shares, excluding treasury shares, from time to time
		Management	For	For
15.
Authorize the Directors of the Company to capitalize an amount of up to HKD 553,097,702 standing to the credit of the share
premium account of the Company and that the same be applied in full payment at par for up to 2,212,390,805 new Ordinary Shares of HKD 0.25 each (the "Bonus Shares") in the share capital of the
Company, such new shares to be distributed, allotted and issued and credited as fully paid to those persons who are registered as shareholders of the Company as at such date as may be
determined by the Directors of the Company (the "Books Closure
Date"), on the basis of six Bonus Shares for every eleven existing
Ordinary Shares then held by such shareholders (the "Bonus
Issue"), all fractions (if any) being disregarded and dealt with in such manner as the Directors of the Company may deem fit for the benefit of the Company and such new shares to be treated for all purposes as an increase in the nominal amount of the issued share capital of the Company and not income and, upon issue and allotment, to rank pari passu in all respects with the existing
Ordinary Shares of HKD 0.25 each in the capital of the Company except that they shall not rank for any dividends, rights, allotments or other distributions the record date for which falls before the date on which the Bonus Shares are issued; and to give effect to and implement the Bonus Issue with full power to assent to any
condition, modification, variation and/or amendment as may be required by the relevant authorities and/or as they may deem fit or expedient in the interests of the Company
		Management	For	For

INTESA SANPAOLO SPA, TORINO
Security	T55067101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		30-Apr-2010
ISIN	IT0000072618	Agenda		702356076 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON
30APR 2010. CONSEQUENTLY, YOUR VOTING
INSTRUCTIONS WILL REMAIN VA-LID FOR ALL CALLS
UNLESS THE AGENDA IS AMENDED. THANK YOU.
Non-Voting
1.	Proposal for allocation of net income for FYE 31 DEC 2009 and for dividend distribution.	Management
2.	Determination of the number of Supervisory Board Members for financial years 2010/2011/2012.	Management

PLEASE NOTE THAT ALTHOUGH THERE ARE FIVE
CANDIDATE SLEDS TO BE ELECTED AS SUPE-RVISORS,
THERE IS ONLY ONE VACANCY AVAILABLE TO BE FILLED AT
THE MEETING. THE-STANDING INSTRUCTIONS FOR THIS
MEETING WILL BE DISABLED AND, IF YOU CHOOSE, YO-U
ARE REQUIRED TO VOTE FOR ONLY ONE OF THE FIVE
SUPORVISOR SLEDS. THANK YOU.
Non-Voting
3.1
List presented by Compagnia Sanpaolo and Fondazione Cariplo
16 candidates  current Chairman, 7 current members and 8 new candidates.  To view the complete list of candidates please copy and paste the below link into you internet browser:
https://materials.proxyvote.com/Approved/99999Z/19840101/INFS
T_58351.PDF
Management
3.2
List presented by Fondazione Cassa di Risparmio Padova e
Rovigo, Ente Cassa di Risparmio di Firenze and Fondazione
Cassa di Risparmio in Bologna 9 candidates 3 current members and 6 new candidates.  To view the complete list of candidates please copy and paste the below link into you internet browser:
https://materials.proxyvote.com/Approved/99999Z/19840101/INFS
T_58352.PDF
Shareholder
3.3
List presented by Assicurazioni Generali S.p.A.  2 candidates 1 current member and 1 new candidate.  To view the complete list of candidates please copy and paste the below link into you
internet browser:
https://materials.proxyvote.com/Approved/99999Z/19840101/INFS
T_58353.PDF
Shareholder
3.4
List Presented by Aletti Gestielle S.G.R. S.p.A., Allianz Global
Investors Italia SgrpA, Arca S.G.R. S.p.A., BNP Asset
Management SGR S.p.A., Kairos Partners SGR S.p.A., Kairos
International Sicav, Mediolanum Gestione Fondi SGRpA,
Challenge Funds, Pioneer Investment Management SGRpA,
Pioneer Asset Management SA, Prima SGR S.p.A., Stichting
Depositary APG Developed Markets Equity Pool and
UBIPramerica Sgr S.p.A.  2 candidates 1 current member and 1 new candidate. To view the complete list of candidates please copy and paste the below link into you internet browser:
https://materials.proxyvote.com/Approved/99999Z/19840101/INFS
T_58354.PDF
Shareholder
3.5
List presented by Credit Agricole S.A. – 2 candidates
– 2 new candidates.  To view the complete list of candidates please copy and paste the below link into your internet browser:
https://materials.proxyvote.com/Approved/99999Z/19840101/INFS
T_58355.PDF
Shareholder
4.	Election of the Chairmen and Deputy Chairman of the Supervisory Board for financial years 2010/2011/2012 [pursuant to Article 23.8 of the Articles of Association].	Management
5.	Determination of remuneration due to Supervisory Board Members [pursuant to Article 23.13 of the Articles of Association].	Management
6.	Policies on remuneration due to Management Board Members.	Management
7.	Share-based long term incentive plans.	Management

DEUTSCHE TELEKOM AG, BONN
Security	D2035M136	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	03-May-2010
ISIN	DE0005557508	Agenda		702305966 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED
DEPENDING ON SOME SUBCUSTODIANS'-PROCESSING IN
THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE TO-OBTAIN BLOCKING INFORMATION
FOR YOUR ACCOUNTS.
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY wit-h the report of the Supervisory Board, the group financial statements and annu-al report, and the proposal on the appropriation of the distributable profit
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
6,421,196,639.17 as follows: Payment of a dividend of EUR 0.78 per share. EUR 3,035,281,633.45 shall be carried forward. Ex-
dividend and payable date: 04 MAY 2010
		Management	For	For
3.	Ratification of the acts of the Board of Managing Directors during the 2009 FY	Management	For	For
4.	Postponement of the ratification of the acts of Klaus Zumwinkel as a member of the Supervisory Board during the 2008 FY	Management	For	For
5.	Ratification of the acts of the Supervisory Board during the 2009 FY	Management	For	For
6.	Approval of the compensation system for the Members of the Board of Managing Directors	Management	For	For
7.	Appointment of Auditors for the 2010 FY: PricewaterhouseCoopers AG, Frankfurt, and Ernst + Young GmbH, Stuttgart	Management	For	For
8.
Authorization to acquire own shares, the Company shall be
authorized to acquire own shares of up to 10% of its share capital, at prices not deviating more than 10% from the market price of the shares, on or before 02 NOV 2011, The Board of Managing
Directors shall be authorized to sell the shares on the stock exchange, to offer the shares to shareholders by way of a rights offering, to dispose of the shares in another manner if they are sold at a price not materially below their market price, to float the shares on foreign stock exchanges, to use the shares for
acquisition purposes, to use the shares to satisfy conversion and option rights, to use the shares as employee shares, and to retire the shares
		Management	For	For
9.	Election of Wulf H. Bernotat to the Supervisory Board	Management	For	For
10.	Election of Ulrich Middelmann to the Supervisory Board	Management	For	For
11.	Approval of the control and profit transfer agreement with the Company's wholly owned subsidiary Erste DFMG Deutsche Funkturm Ver-moegens-GmbH	Management	For	For
12.	Approval of the control and profit transfer agreement with the Company's wholly owned subsidiary T-Mobile Global Holding Nr. 2 GmbH	Management	For	For
13.
Resolution on the authorization to issue convertible, warrant or income bonds and/or profit-sharing rights, the creation of
contingent capital, and the corresponding amendments to the
articles of association, the Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to issue bonds or profit-sharing rights of up to EUR 6,500,000,000,
conferring a conversion or option right for up to 429,687,500 new shares of the Company, on or before 02 MAY 2015, shareholders shall be granted subscription rights, except for the issue of bonds at a price not materially below their theoretical market value, for residual amounts, and in order to grant subscription rights to holders of previously issued conversion and option rights, the existing contingent capital IV shall be revoked, the Company's share capital shall be increased accordingly by up to EUR
1,100,000,000 through the issue of up to 429,687,500 new
shares, insofar as conversion or option rights are exercised
[contingent :capital 2010]
		Management	For	For
14.
Approval of the revision of the Supervisory Board remuneration, and the corresponding amendments to the Articles of Association the fixed remuneration per member shall be increased to EUR
30,000 for the 2010 FY and EUR 40,000 thereafter, and the
variable remuneration amended to EUR 1,000 for every EUR 0.02 by which the profit per share in the second year after the FY in question exceeds that of 3 years previous, the Chairman shall receive twice, and the Deputy Chairman one and a half times, the amounts
		Management	For	For
15.	Amendment to section 2 of the Articles of Association to reflect the expansion of the object of the Company	Management	For	For
16.
Amendment to section 14 of the Articles of Association in respect of the deadline for announcing the shareholders' meeting being 30 days prior to the meeting, extended by the length of the
registration period
		Management	For	For
17.	Amendment to section 15 of the Articles of Association in respect of the authorization of the Company to transmit the shareholders' meeting by audiovisual means	Management	For	For
18.	Amendment to section 16 of the Articles of Association in respect of participation in the shareholders' meeting by electronic means	Management	For	For
19.	Amendment to section 16 of the Articles of Association in respect of absentee voting at the shareholders' meeting	Management	For	For

COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS
MEETING. A LINK TO THE COUNTER P-ROPOSAL
INFORMATION IS AVAILABLE IN THE MATERIAL URL
SECTION OF THE APPLICATIO-N. IF YOU WISH TO ACT ON
THESE ITEMS, YOU WILL NEED TO REQUEST A MEETING
ATTEN-D AND VOTE YOUR SHARES AT THE COMPANYS
MEETING.
Non-Voting

GDF SUEZ, PARIS
Security	F42768105	Meeting Type		MIX
Ticker Symbol		Meeting Date	03-May-2010
ISIN	FR0010208488	Agenda		702370672 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 668601 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.     The followin-g applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions will-be
forwarded to the Global Custodians that have become Registered
Intermediar-ies, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Gl-obal Custodian will sign the Proxy
Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
Non-Voting
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLIC-KING ON THE MATERIAL URL LINK: https://balo.journal- officiel.gouv.fr/pdf/2010/-0412/201004121001137.pdf	Non-Voting
O.1	Approve the transactions and the annual financial statements for the FY 2009	Management	For	For
O.2	Approve the consolidated financial statements for the FY 2009	Management	For	For
O.3	Approve the allocation of income for the FYE on 31 DEC 2009 and setting of the dividend	Management	For	For
O.4	Approve the regulated agreements pursuant to Article L.225-38 of the Commercial Code	Management	For	For
O.5	Authorize the Board of Directors to operate on the Company's shares	Management	For	For
E.6
Authorize the Board of Directors to decide, with preferential subscription rights, i) to issue common shares and/or any
securities giving access to the Company's capital and/or the
Company's subsidiaries, and/or ii) to issue securities entitling to allocation of debt securities
		Management	For	For
E.7
Authorize the Board of Directors to decide, with cancellation of preferential subscription rights, i) to issue common shares and/or any securities giving access to the Company's capital and/or the
Company's subsidiaries, and/or ii) to issue securities entitling to allocation of debt securities
		Management	For	For
E.8
Authorize the Board of Directors to decide to issue common
shares or various securities with cancellation of preferential subscription rights, as part of an offer pursuant to Article L. 411-2
II of the Monetary and Financial Code
		Management	For	For
E.9
Authorize the Board of Directors to increase the number of
securities to be issued in the event of issuances of securities with or without preferential subscription rights carried out under the 6th,
7th and 8th resolutions
		Management	For	For
E.10
Authorize the Board of Directors to carry out the issuance of common shares and/or various securities as remuneration for the contribution of securities granted to the Company within the limit of 10% of the share capital
		Management	For	For
E.11
Authorize the Board of Directors to decide to increase the share capital by issuing shares, with cancellation of preferential subscription rights in favor of the employees who are Members of
GDF SUEZ Group' Saving Plans
		Management	For	For
E.12
Authorize the Board of Directors to decide to increase the share capital, with cancellation of preferential subscription rights, in favor of any entities whose exclusive purpose is to subscribe, own and transfer GDF SUEZ shares or other financial instruments as part of the implementation of one of the multiple formulas of the international Employee Savings Plan of GDF SUEZ Group
		Management	For	For
E.13	Approve the overall limitation of the delegations concerning the capital increase, immediate and/or at term	Management	For	For
E.14	Authorize the Board of Directors to decide to increase the share capital by incorporation of premiums, reserves, profits or others	Management	For	For
E.15	Authorize the Board of Directors to reduce the capital by cancellation of treasury shares	Management	For	For
E.16	Authorize the Board of Directors to subscribe or purchase the Company's shares in favor of the employees and/or Company's officers and/or Group subsidiaries	Management	For	For
E.17	Authorize the Board of Directors to carry out the free allocation of shares in favor of the employees and/or Company's officers and/or Group subsidiaries	Management	For	For
E.18	Powers to carry out the decisions of the General Meeting and for the formalities	Management	For	For
A.
PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER
PROPOSAL: Approve in order to limit the use of debts while
increasing the investment capacity of the Group, including
research & development and infrastructure, the general meeting decides concerning the dividend proposed in the 3rd resolution, that the amount of the dividends paid for the FY 2009 is set at
EUR 0.80 per share, including the interim dividend of EUR 0.80 per share already paid on 18 DEC 2009
		Shareholder	Against	For

SUNCOR ENERGY INC
Security	867224107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	04-May-2010
ISIN	CA8672241079	Agenda		702281786 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR" OR ''ABSTAIN"-ONLY FOR RESOLUTION NUMBERS "1.1 TO 1.14" AND "2". THANK YOU	Non-Voting
-	To elect the Directors of the Corporation to hold office until the close of-the next annual meeting	Non-Voting
1.1	Election of Mel E. Benson as a Director	Management	For	For
1.2	Election of Brian A. Canfield as a Director	Management	For	For
1.3	Election of Dominic D'Alessandro as a Director	Management	For	For
1.4	Election of John T. Ferguson as a Director	Management	For	For
1.5	Election of W. Douglas Ford as a Director	Management	For	For
1.6	Election of Richard L. George as a Director	Management	For	For
1.7	Election of Paul Haseldonckx as a Director	Management	For	For
1.8	Election of John R. Huff as a Director	Management	For	For
1.9	Election of Jacques Lamarre as a Director	Management	For	For
1.10	Election of Brian F. MacNeill as a Director	Management	For	For
1.11	Election of Maureen McCaw as a Director	Management	For	For
1.12	Election of Michael W.O'Brien as a Director	Management	For	For
1.13	Election of James W. Simpson as a Director	Management	For	For
1.14	Election of Eira Thomas as a Director	Management	For	For
2	Re-appointment of PricewaterhouseCoopers LLP as an Auditor for the ensuing year and authorize the directors to fix their remuneration	Management	For	For
-	Transact any other business	Non-Voting

LINDE AG
Security	D50348107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	04-May-2010
ISIN	DE0006483001	Agenda		702303570 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS 13 APR 2010 , WHEREA-S THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. TH-IS IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
G-ERMAN LAW. THANK YOU
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY wit-hin the report of the supervisory Board, the group financial statements and an-nual report, and the report pursuant to
Section 289(4) and 315(4) of the Germa-n Commercial Code
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
887,319,283.44 as follows: payment of a dividend of EUR 1.80 per share; EUR 583,286,510.64 shall be allotted to the other revenue reserves; ex-dividend and payable date: 05 MAY 2010
		Management	For	For
3.	Ratification of the acts of the Board of Managing Directors	Management	For	For
4.	Ratification of the acts of the Supervisory Board	Management	For	For
5.	Ratification of the compensation system for the Board of Managing Directors based on the current level of remuneration	Management	For	For
6.	Appointment of KPMG AC, Berlin as the Auditors for the 2010 FY	Management	For	For
7.
Authorization to acquire own shares. The Company shall be
authorized to acquire own shares of up to 10% of its share capital, at prices not deviating more than 10% from their market price, on or before 03 MAY 2015; the Board of Managing Directors' shall be authorized to dispose of the shares in a manner other than the stock exchange or a rights offering it the shares are sold at a price not materially below their market price, to use the shares for acquisition purposes or for the fulfillment of option or conversion rights, and to retire the shares
		Management	For	For
8.
Resolution on the renewal of the authorized capital, and the corresponding amendments to the Articles of Association; the authorization to increase the share capital by up to EUR
80,000,000 on or before 07 JUN 2010, shall be revoked; the
Board of Managing Directors shall be authorizes, with the consent of the supervisory Board, to increase the share capital by up to
EUR 20,000,000 through the issue of new bearer shares against
		Management	For	For

payment in cash and/or kind, on or before 03 MAY 2015
[authorized capital I]; shareholders shall be granted subscription rights, except for residual amounts, for the granting of such rights to holders of previously issued conversion and option rights, for the issue of employee shares of up to EUR 3,500,000, for the issue of shares against payment in kind, and for the issue of shares at a price not materially below their market price

9.
Resolution on the revision of the authorization to issue convertible and/or warrant bonds, and the corresponding amendments to the
Articles of Association; the authorization to issue convertible and/or warrant bonds granted on 08 JUN 2005 and 03 JUN 2008
shall both be revoked, along with the corresponding contingent capital, the Board of Managing Directors' shall be authorized, with the consent of the Supervisory Board to issue bonds of up to EUR
2,500,000,000 conferring a conversion or option right for new shares of the company, on or before 03 MAY 2015, shareholders shall be granted subscription rights, except insofar as the bonds are issued at a price not materially below their theoretical market value, for residual amounts, and in order to grant subscription rights to holders of convertible and option rights; the share capital shall be increased accordingly by up to EUR 85,000,000 through the issue of up to 33,203,125 new bearer shares insofar as
convertible and/or option rights are exercised [2010 contingent capital]
		Management	For	For
10.
Amendments to the rights directive implementation act [ARUG]: 1)
Section 12.2 shall be amended in respect of the shareholders'
meeting being announced at least 30 days prior to the deadline for registration for attendance at the meeting; 2) Section 12.3 shall be revised in respect of registration for attendance at the
shareholders' meeting reaching the Company at least six days in advance; 3) Section 12.4 shall be revised in respect of
participation in and voting at shareholders' meeting being
contingent upon provision of proof of shareholding as per the 21st day prior to the meeting; 4) Section 12.5 and 12.6 shall be
amended in respect of shareholders being able to vote at
shareholders' meeting by way of electronic communication or by absentee ballot; 5) Section 12.7 shall be amended in respect of shareholders issuing proxy voting instructions in textual form; 6)
the title of Section 12 shall be amended to reflect the above mentioned changes; 7) Section 14.4 shall be amended in respect of the Company being authorized to transmit the shareholders'
meeting by audiovisual means
		Management	For	For

CARREFOUR SA, PARIS
Security	F13923119	Meeting Type		MIX
Ticker Symbol		Meeting Date	04-May-2010
ISIN	FR0000120172	Agenda		702319698 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0329/201003291000913.pdf	Non-Voting
O.1	Approve the financial statements	Management	For	For
O.2	Approve the consolidated financial statements	Management	For	For
O.3	Approve pursuant to Article L.225-42-1 of the Commercial Code	Management	For	For
O.4	Approve pursuant to Article L.225-42-1 of the Commercial Code	Management	For	For
O.5	Approve the allocation of income and setting of the dividend	Management	For	For
O.6	Approve to renew Mrs. Anne-Claire Taittinger's term as a Board Member	Management	For	For
O.7	Approve to renew Mr. Sebastien Bazin's term as a Board Member	Management	For	For
O.8	Approve to renew Mr. Thierry Breton's term as a Board Member	Management	For	For
O.9	Approve to renew Mr. Charles Edelstenne's term as a Board Member	Management	For	For
O.10	Authorize the Board of Directors to operate on the Company's shares	Management	For	For
E.11	Authorize the Board of Directors to reduce the share capital	Management	For	For
E.12	Authorize the Board of Directors to grant options to purchase shares of the Company in favor of the Employees or Officers of the Company or its Subsidiaries	Management	For	For
E.13	Authorize the Board of Directors to carry out free allocations of shares with or without performance conditions, in favor of the Employees or Corporate Officers of the Company or its Subsidiaries	Management	For	For

INMARSAT PLC
Security	G4807U103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	04-May-2010
ISIN	GB00B09LSH68	Agenda		702320425 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the report of the Directors and the accounts of the Company for the YE 31 DEC 2009 the 'Company's report and accounts 2009' , incorporating the Auditors' report on those accounts	Management	For	For
2	Approve the Directors' remuneration report contained in the Company's Report and Accounts 2009	Management	For	For
3
Re-appointment of the Deloitte LLP as the Auditors from the
conclusion of this meeting as the Auditors of the Company to hold office until the conclusion of the next general meeting of the
Company at which accounts are laid before the members
		Management	For	For
4	Approve to determine the remuneration of the Auditors of the Company	Management	For	For
5	Appointment of Mrs. Janice Obuchowski as an Independent, Non- Executive	Management	For	For
6	Re-appoint Sir Bryan Carsberg as an independent, Non-Executive Director of the Company	Management	For	For
7	Re-appoint Stephen Davidson as an Independent, Non-Executive Director of the Company	Management	For	For
8	Re-appoint John Rennocks as an Independent, Non-Executive Director of the Company	Management	For	For
9
Authorize the Company and those Companies which are
subsidiaries of the Company at any time during the period for which this resolution has effect, for the purposes of Section 366 of the Companies Act 2006  the '2006 Act' , whichever is the earlier:
to make political donations to political parties, and/or independent election candidates; to make political donations to political organizations other than political parties; and to incur political expenditure, up to an aggregate amount of GBP 200,000, and the total amount authorised under each of paragraphs  A  to  C  shall be limited to GBP100,000, CONTD.
		Management	For	For
-
CONTD. provided that the maximum amounts referred to may
comprise sums in-different currencies which shall be converted at such rate as the Board may-in its absolute discretion determine.
Any words and expressions defined for-the purpose of Sections
363 to 365 of the 2006 Act shall have the same-meaning in this
Resolution 9;  Authority expires at the earlier of the-conclusion of the Company's AGM to be held in 2011 or 30 JUN 2011
Non-Voting
S.10	Approve the general meeting other than an Annual General Meeting may be called on not less than 14 clear days' notice	Management	For	For
S.11
Amend, with effect from the end of the AGM the Articles of
Association of the Company by deleting all the provisions of the
Company's Memorandum of Association which, by virtue of
Section 28 of the 2006 Act, are treated as provisions of the
Company's Articles of Association; and  B  adopt the Articles of
Association produced to the meeting and initialed by the Chairman of the meeting for the purposes of identification as the new
Articles of Association of the Company in substitution for, and to the exclusion of, the existing Articles of Association
		Management	For	For
12
Authorize the Directors, to allot shares in substitution for all existing authorities, in accordance with Section 551 of the 2006
Act to exercise all the powers of the Company to allot: shares  as specified in Section 540 of the 2006 Act  in the Company or grant rights to subscribe for or to convert any security into shares in the
Company or grant rights to subscribe for or to convert any security into shares in the Company up to an aggregate nominal amount of
EUR 76,500; and equity securities  as defined in Section 560 of the 2006 Act  up to an aggregate nominal amount of EUR 153,000 such amount to be reduced by the aggregate nominal amount of shares allotted or rights to subscribe for or to convert any security into shares in the Company under Paragraph  A  of this Resolution
12  CONTD.
		Management	For	For
-
CONTD. in connection with an offer by way of a rights issue: to ordinary-Shareholders in proportion  as nearly as may be
practicable  to their-existing holdings; and to holders of other equity securities as required by-the rights of those securities or, subject to such rights, as the Directors-consider necessary, and so that the Directors may impose any limits or-restrictions and make any arrangements which they consider necessary to-
appropriate to deal with treasury shares, fractional entitlements, record-dates, legal, regulatory or practical problems in, or under the laws of, any-territory or any other matter;  Authority expires at the earlier of the-conclusion of the Company's next AGM or 30
JUN 2011 ; CONTD.
Non-Voting
-
CONTD. the Company make offers and enter into agreements
before the authority-expires which would, or might, require shares to be allotted or rights to-subscribe for or to convert any security into shares to be granted after the-authority expires and the
Directors may allot shares or grant such rights-under any such offer or agreement as if the authority had not expired
Non-Voting
S.13
Authorize the Directors, in substitution for all existing powers and subject to the passing of Resolution 12, the Directors be generally empowered pursuant to Section 570 of the 2006 Act to allot equity securities  as specified in Section 560 of the 2006 Act  for cash pursuant to the authority granted by Resolution 12 and/or where the allotment constitutes an allotment of equity securities by virtue of Section 560 3  of the 2006 Act, in each case free of the
restriction in Section 561 of the 2006 Act, such power to be limited: to the allotment of equity securities in connection with an offer of equity securities  but in the case of an allotment pursuant to the authority granted by Paragraph  B  of Resolution 12,
CONTD
		Management	For	For
-
CONTD. such power shall be limited to the allotment of equity securities in-connection with an offer by way of a rights issue only
;  i  to ordinary-Shareholders in proportion  as nearly as may be practicable  to their-existing holdings; and  ii to holders of other equity securities, as-required by the rights of those securities or, subject to such rights, as the-Directors consider necessary, and so that the Directors may impose any limits-or restrictions and make any arrangements which they consider necessary or-
appropriate to deal with treasury shares, practical problems in, or under the-laws of, any territory or any other matter; CONTD.
Non-Voting
-
CONTD. and  B  to the allotment of equity securities pursuant to the-authority granted by paragraph  A  of Resolution 12 and/or an allotment which-constitutes an allotment of equity securities by virtue of Section 560 3  of-the 2006 Act  in each case otherwise than in the circumstances set out in-paragraph  A  of this
Resolution 13  up to a nominal amount of EUR 11,500-calculated, in the case of equity securities which are rights to subscribe-for, or to convert securities into, ordinary shares  as specified in Section-
560 1  of the 2006 Act  by reference to the aggregate nominal amount of-relevant shares which may be allotted pursuant to such rights ; CONTD.
Non-Voting
-
CONTD.  Authority expires at the earlier of the conclusion of the
Company's-next AGM or 30 JUN 2011 ; the Company may make
offers and enter into-agreements before the power expires which would, or might, require equity-securities to be allotted after the power expires and the Directors may allot-equity securities under any such offer or agreement as if the power had not-expired
Non-Voting
S.14
Authorize the Company, to make one or more market purchases
as specified in Section 693 4  of the 2006 Act  of up to 43.72 million ordinary shares of 9.5% of the Company's issued ordinary share capital at a minimum price of EUR 0.0005 and up to 105%
of the average middle market quotations for such shares derived from the London Stock Exchange Daily Official List, over the previous 5 business days; the price of the last independent trade;
and the highest current independent bid on the trading venues where the purchase is carried out;  Authority expires the earlier of the conclusion of the next AGM of the Company in 2011 or 30
JUN 2011 ; and the Company, before the expiry, may make a
contract to purchase ordinary shares which will or may be
executed wholly or partly after such expiry
		Management	For	For

SANDVIK AB, SANDVIKEN
Security	W74857165	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	04-May-2010
ISIN	SE0000667891	Agenda		702333650 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
-	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID-VOTE OPTION. THANK YOU	Non-Voting
1	Opening of the Meeting	Non-Voting
2	Election of Attorney Sven Unger as a Chairman of the Meeting	Management	For	For
3	Approve the preparation and approval of the voting list	Management	For	For
4	Election of one or two persons to countersign the minutes	Management	For	For
5	Approve the agenda	Management	For	For
6	Approve the examination of whether the meeting has been duly convened	Management	For	For
7	Presentation of the annual report, the Auditor's report and the group-accounts and the Auditors report for the group	Non-Voting
8	Approve the speech by the President	Management	For	For
9	Approve the resolution in respect of adoption of the profit and loss account, the balance sheet, the consolidated profit and loss account and the consolidated balance sheet	Management	For	For
10	Approve the resolution in respect of discharge from liability of the Board Members and the President for the period to which the accounts relate	Management	For	For
11
Approve a dividend of SEK 1 per share; 07 MAY 2010 is as the record day; if the meeting approves this proposal, it is estimated that the dividend payments will be distributed by Euroclear
Sweden AB on 12 MAY 2010
		Management	For	For
12	Approve the determination of eight Board Members and no Deputy Members	Management	For	For
13	Approve the determination of fees to the Board of Directors and the Auditor as specified	Management	For	For
14	Election of Lars Westerberg as a new Board Member and re- election of Board	Management	For	For
15
Approve that the Company is to have a Nomination Committee
comprised of one representative from each of the four largest shareholders in terms of votes and the Chairman of the Board of
Directors  convener ; the Nomination Committee has, in addition, the possibility to call in one co-opted Member to the Nomination
Committee from the Board Members if required; at the formation of the Nomination Committee, the shareholding in the Company, based on information from Euroclear Sweden AB on the last
banking day of August 2010, is to determine the largest
shareholders in terms of votes; the composition of the Nomination
Committee is to be announced as soon as it is appointed; the
Chairman of the Nomination Committee is CONTD.
		Management	For	For
-
CONTD. to be the Member representing the largest shareholder in terms of-votes; the mandate period of the Nomination Committee is until the-composition of the next Nomination Committee is completed; the Nomination-Committee is to prepare proposals for the Chairman of the Meeting, the number-of Board Members,
remuneration to each of the Board Members and Auditor, the-
composition of the Board of Directors and Chairman of the Board
of Directors,-the number of Auditors and election of Auditors, and also regarding the-appointment of a Nomination Committee for the
AGM 2012 and its assignment; in-the event that a Member leaves the Nomination Committee prior to the work of-the Committee
being completed, a representative from the same shareholder
may-replace the leaving member, if deemed necessary by the
Nomination Committee-CONTD.
Non-Voting
-
CONTD. in the event that a shareholder represented in the
Nomination-Committee significantly has reduced its holding of shares in the Company, the-Member may resign and, if deemed
appropriate by the Nomination Committee, a-representative from the shareholder next in line in terms of size may be-provided an opportunity to enter; if the shareholding in the Company is-
otherwise significantly changed before the Nomination
Committee's work is-completed, a change in the composition of the Nomination Committee may take-place, to the extent that the
Nomination Committee deems appropriate; and the-Company is to be able to pay reasonable costs connected to the work of the-
Nomination Committee; the Committee is not to receive any fees
Non-Voting
16
Approve the guidelines for remuneration to Executive
Management formulated to ensure that the Sandvik Group from a global perspective can offer market level and competitive
remuneration that attracts and retains qualified employees in
Sandvik's Group Executive Management as specified
		Management	For	For
17	Closing of the Meeting	Non-Voting

NORSK HYDRO A S
Security	R61115102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	04-May-2010
ISIN	NO0005052605	Agenda		702346950 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
1	Approve the notice of the meeting and of the agenda	Management	For	For
2	Election of one person to countersign the minutes	Management	For	For
3	Approve the annual accounts and the Board of Directors report for the year 2009 of NORSK hydro and the group, including distribution of dividend	Management	For	For
4	Approve the auditor s remuneration	Management	For	For
5	Approve the guidelines for the remuneration of leading employees	Management	For	For
6	Amend the Articles of Association	Management	For	For
7	Election of a Auditor	Management	For	For
8.1	Election of Siri Teigum Chair as a member to the Corporate Assembly	Management	For	For
8.2	Election of Leif Teksum deputy Chair as a member to the Corporate Assembly	Management	For	For
8.3	Election of Westye Hoegh as a member to the Corporate Assembly	Management	For	For
8.4	Election of Idar Kreutzer as a member to the Corporate Assembly	Management	For	For
8.5	Election of Lars Tronsgaard as a member to the Corporate Assembly	Management	For	For
8.6	Election of Sten Arthur Salor as a member to the Corporate Assembly	Management	For	For
8.7	Election of Anne-Margrethe Firing as a member to the Corporate Assembly	Management	For	For
8.8	Election of Terje Venold as a member to the Corporate Assembly	Management	For	For
8.9	Election of Unni Steinsmo as a member to the Corporate Assembly	Management	For	For
8.10	Election of Tove Wangensten as a member to the Corporate Assembly	Management	For	For
8.11	Election of Jon Lund as a member to the Corporate Assembly	Management	For	For
8.12	Election of Anne Kverneland BOGSNES as a member to the Corporate Assembly	Management	For	For
8.13	Election of Gunvor Ulstein as a deputy member to the Corporate Assembly	Management	For	For
8.14	Election of Birger Solberg as a deputy member to the Corporate Assembly	Management	For	For
8.15	Election of Kristin Farovik as a deputy member to the Corporate Assembly	Management	For	For
8.16	Election of Ann Kristin Sydnes as a deputy member to the Corporate Assembly	Management	For	For
9.1	Election of the Siri Teigum chair as a member to the Nomination Committee	Management	For	For
9.2	Election of Leif Teksum as a member to the Nomination Committee	Management	For	For
9.3	Election of Westye Hoegh as a member to the Nomination Committee	Management	For	For
9.4	Election of Mette Wikborg as a member to the Nomination Committee	Management	For	For
10	Approve the remuneration of the Corporate Assembly and Nomination Committee	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN TEXT OF RESOLUTION 8.6. I-F YOU HAVE ALREADY SENT
IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
FORM UN-LESS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

L'AIR LIQUIDE, PARIS
Security	F01764103	Meeting Type		MIX
Ticker Symbol		Meeting Date	05-May-2010
ISIN	FR0000120073	Agenda		702248851 - Management
Item	Proposal	Type	Vote	For/Against Management
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0217/201002171000336.pdf	Non-Voting
O.1	Approve the accounts for FY 2009	Management	For	For
O.2	Approve the consolidated accounts for FY 2009	Management	For	For
O.3	Approve the allocation of the result for FY 2009: setting of the dividend	Management	For	For
O.4	Authorize the Board of Directors for 18 months to enable the Company to Trade in its own share	Management	For	For
O.5	Approve the renewal of Mrs. Beatrice Majnoni D'intignano's appointment as a Director)	Management	For	For
O.6	Approve the renewal of Mr. Benoit Potier's appointment as a Director	Management	For	For
O.7	Approve the renewal of Mr. Paul Skinner's appointment as a Director	Management	For	For
O.8	Appointment of Mr. Jean-Paul Agon as a Director	Management	For	For
O.9	Approve the agreements regulated by Articles L.225-38 et seq. of the Code De Commerce and of the special report by the statutory Auditors regarding Mr. Benoit Potier	Management	For	For
O.10	Approve the agreements regulated by Articles L.225-38 et seq. of the Code De Commerce and of the special report by the statutory Auditors regarding Mr. Pierre Dufour	Management	For	For
O.11	Appointment of Ernst & Young and other Statutory Auditor	Management	For	For
O.12	Appointment of the renewal of Mazars' appointment as the Statutory Auditor	Management	For	For
O.13	Appointment of Auditex as stand-by Auditor	Management	For	For
O.14	Approve the renewal of Mr. Patrick De Cambourg's appointment as stand-by Auditor	Management	For	For
E.15	Authorize the Board of Directors for 2 years to reduce the authorized capital by cancelling shares held by the Company itself	Management	For	For
E.16	Authorize the Board of Directors for 38 months to grant to Employees and/or Executive Directors options to subscribe to or purchase shares	Management	For	For
E.17	Authorize the Board of Directors for 38 months to award existing shares or to issue shares to Employees and/or Executive Directors of the group or to some of them	Management	For	For
E.18	Authorize the Board of Directors for 18 months to issue share subscription warrants free of charge in the event of a public offer on the Company	Management	For	For
E.19
Authorize the Board of Directors for 26 months to increase the authorised capital by incorporation of bonuses, reserves, profits or other funds in order to award free shares to shareholders and/or increase the face value of existing shares, up to a maximum
amount of 250 million euros
		Management	For	For
E.20	Authorize the Board of Directors for 26 months to make capital increases reserved for Members of a Corporate or Group Personal Equity Plan	Management	For	For
E.21	Authorize the Board of Directors for 18 months to make capital increases reserved for one category of beneficiaries	Management	For	For
E.22	Grant powers for the formalities	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN TEXT OF RESOLUTION 11. IF-YOU HAVE ALREADY SENT
IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
FORM UNL-ESS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

TALISMAN ENERGY INC
Security	87425E103	Meeting Type		MIX
Ticker Symbol		Meeting Date	05-May-2010
ISIN	CA87425E1034	Agenda		702295723 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "3" AND 'IN FAVOR' OR 'ABSTAIN' ONLY FOR RESOLUTION- NUMBERS "1.1 TO 1.11 AND 2". THANK YOU.	Non-Voting
-	To receive the annual report and the consolidated financial statements of the-Company for the YE 31 DEC 2009 together with the report of the Auditor-thereon	Non-Voting
1.1	Election of Christiane Bergevin as a Director for the ensuing year	Management	For	For
1.2	Election of Donald J. Carty as a Director for the ensuing year	Management	For	For
1.3	Election of Willim R.P. Dalton as a Director for the ensuing year	Management	For	For
1.4	Election of Kevin S. Dunne as a Director for the ensuing year	Management	For	For
1.5	Election of Harold N. Kvisle as a Director for the ensuing year	Management	For	For
1.6	Election of John A. Manzoni as a Director for the ensuing year	Management	For	For
1.7	Election of Lisa A. Stewart as a Director for the ensuing year	Management	For	For
1.8	Election of Peter W. Tomsett as a Director for the ensuing year	Management	For	For
1.9	Election of John D. Watson as a Director for the ensuing year	Management	For	For
1.10	Election of Charles R. Williamson as a Director for the ensuing year	Management	For	For
1.11	Election of Charles M. Winograd as a Director for the ensuing year	Management	For	For
2	Reappoint Ernst & Young LLP, Chartered Accountants, as the Auditor of the Company for the ensuing year	Management	For	For
3	Amend the Company's By-law No.1 as specified	Management	For	For
-	Transact such other business	Non-Voting

METRO AG, DUESSELDORF
Security	D53968125	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	05-May-2010
ISIN	DE0007257503	Agenda		702310272 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS 14 APR 2010, WHEREAS-THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
GE-RMAN LAW. THANK YOU
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY with the report of the Supervisory Board, the group
financial statements, the group annual report, and the reports pursuant to Sections 289[4], 289[5] and 315[4] of the German
Commercial Code Resolution on the appropriation of the
distributable profit of EUR 40 9,833,053.79 as follows: payment of a dividend of EUR 1.18 per ordinary share Payment of a dividend of EUR 1.298 per preference share EUR 23,90 7,769.59 shall be carried forward Ex -dividend and payable date: 06 MAY 2010
		Management	For	For
2.	Ratification of the acts of the Board of Managing Directors	Management	For	For
3.	Ratification of the acts of the Supervisory Board	Management	For	For
4.	Approval of the remuneration system for the members of the Board of Managing Directors	Management	For	For
5.	Appointment of Auditors for the 2010 FY: KPMG AG, Berlin	Management	For	For
6.	Election of Juergen Kluge to the Supervisory Board	Management	For	For
7.
Authorization to acquire own shares, the Company shall be
authorized to acquire own shares of up to 10% of its share capital, at prices not differing more than 10% from the market price of the shares, on or before 04 MAY 2015, the Board of Managing
Directors shall be authorized to float the shares o n foreign stock exchanges, to use t he shares for mergers and acquisitions, to retire the shares, to dispose of the shares in a manner other than the stock exchange or an offer to all shareholders if the shares are sold at a price not materially below their market price, and to offer the shares to holders of conversion and option rights
		Management	For	For
8.
Resolution on the authorization to issue convertible and/or warrant bonds, the creation of contingent capital, and the corresponding amendment to the Articles of Association, the current
authorizations I and II given by the shareholders meeting of 13
MAY 2009, to issue convertible and/or warrant bonds shall be revoked, the Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to issue bearer bonds of up to EUR 1,500,000,000 and conferring conversion and/or
		Management	For	For

option rights f or shares of the Company, on or before 04 MAY
2015, Shareholders shall be granted subscription rights except for residual amounts, for the g ranting of such right to holders of conversion or option rights, and for the issue of bonds conferring conversion and/or option rights for s hares of the Company of up to 10% of the share capital at a price not materially below their theoretical market value, the Company's share capital shall be increased accordingly by up to EUR 127,825,000 through the
issue of up to 50,000,000 new ordinary shares, insofar as con version and/or option rights are exercised [contingent capital I], the current contingent capital II shall be revoked

9.
Amendment to Section 13 of the Articles of Association in respect of the members of the nomination Committee only receiving a n annual remuneration for Membership in the committee if at least two committee meetings were held within the corresponding FY
		Management	For	For
10.
Amendment to Sections 15 and 16 o f the Articles of Association
in respect of the shareholders meeting being convened at least 36 days prior to the meeting, and in respect o f shareholders being entitled to participate in and vote at the shareholders meeting if they register with the Company by the sixth day prior to the meeting and provide evidence of their shareholding as per the statutory record date
		Management	For	For
11.	Amendment to Section 18 of the Articles of Association in respect of proxy voting instructions being issued in written form or in another manner determined by the Company	Management	For	For
12.
Amendments to Sections 16 and 17 of the Articles of Association
in respect of the Board of Managing Directors being authorized to permit the shareholders to participate in the shareholders meeting
b y the use of electronic means of communication, and in respect of the Board of Managing Directors being authorized to permit the audiovisual transmission o f the shareholders meeting
		Management	For	For
13.	Amendment to Section 18 of the articles of Association in respect of the Board of Managing Directors being authorized to permit absentee voting at shareholders meetings	Management	For	For
14.	Amendment to Section 8 of the Articles of Association in respect of the Supervisory Board electing the Chairman and the Deputy Chairman of the Board from among its members	Management	For	For
15.
Amendment to Section 12 of the Articles of Association in respect of the second sentence of the second paragraph being deleted due to statutory adjustments to the provisions governing the
Supervisory Board's authority to receive declarations of intent
		Management	For	For

COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS
MEETING. A LINK TO THE COUNTER P-ROPOSAL
INFORMATION IS AVAILABLE IN THE MATERIAL URL
SECTION OF THE APPLICATIO-N. IF YOU WISH TO ACT ON
THESE ITEMS, YOU WILL NEED TO REQUEST A MEETING
ATTEN-D AND VOTE YOUR SHARES AT THE COMPANYS
MEETING.
Non-Voting

ALLIANZ SE, MUENCHEN
Security	D03080112	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	05-May-2010
ISIN	DE0008404005	Agenda		702315133 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS USUAL
THANK YOU
Non-Voting

The registration for the General Meeting of Shareholders does not result in th-e shares being blocked. Please contact the relationship manager of your deposi-tary bank to clarify variant procedures in the German market.
Non-Voting
1.
Presentation of the approved Annual Financial Statements and the approved Cons-olidated Financial Statements as at December
31, 2009, and of the Management R-eports for Allianz SE and for the Group, the Explanatory Reports on the inform-ation pursuant to Paragraph 289 (4), Paragraph 315 (4) and Paragraph 289 (5) o-
f the German Commercial Code (Handelsgesetzbuch) as well as
the Report of the-Supervisory Board for the fiscal year 2009
Non-Voting
2.	Appropriation of net earnings	Management	For	For
3.	Approval of the actions of the members of the Management Board	Management	For	For
4.	Approval of the actions of the members of the Supervisory Board	Management	For	For
5.	By-election to the Supervisory Board	Management	For	For
6.	Approval of the remuneration system for the Management Board members of Allianz SE	Management	For	For
7.	Creation of an Authorized Capital 2010/I, cancellation of the Authorized Capital 2006/I and corresponding amendment to the Statutes	Management	For	For
8.	Creation of an Authorized Capital 2010/II for the issuance of shares to employees, cancellation of the Authorized Capital 2006/II and corresponding amendment to the Statutes	Management	For	For
9.
Approval of a new authorization to issue bonds carrying
conversion and/or option rights as well as convertible participation rights, creation of a Conditional Capital 2010, cancellation of the current authorization to issue bonds carrying conversion and/or option rights, cancellation of the Conditional Capital 2006 and corresponding amendment to the Statutes
		Management	For	For
10.	Authorization to acquire treasury shares for trading purposes	Management	For	For
11.	Authorization to acquire and utilize treasury shares for other purposes	Management	For	For
12.	Authorization to use derivatives in connection with the acquisition of treasury shares pursuant to Paragraph 71 (1) no. 8 of the German Stock Corporation Act (Aktiengesetz)	Management	For	For
13.	Approval of control and profit transfer agreement between Allianz SE and Allianz Common Applications and Services GmbH	Management	For	For
14.	Approval of control and profit transfer agreement between Allianz SE and AZ-Argos 45 Vermoegensverwaltungsgesellschaft mbH	Management	For	For

ENBRIDGE INC MEDIUM TERM NTS CDS-
Security	29250N105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	05-May-2010
ISIN	CA29250N1050	Agenda		702325362 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'ABSTAIN' FOR-RESOLUTIONS 1.1 TO 1.11 AND 2. THANK YOU.	Non-Voting
1.1	Election of David A. Arledge as a Director for the ensuing year	Management	For	For
1.2	Election of James J. Blanchard as a Director for the ensuing year	Management	For	For
1.3	Election of J. Lorne Braithwaite as a Director for the ensuing year	Management	For	For
1.4	Election of Patric D.Daniel as a Director for the ensuing year	Management	For	For
1.5	Election of J. Herb England as a Director for the ensuing year	Management	For	For
1.6	Election of Charles W. Fischer as a Director for the ensuing year	Management	For	For
1.7	Election of David A. Leslie as a Director for the ensuing year	Management	For	For
1.8	Election of George K. Petty as a Director for the ensuing year	Management	For	For
1.9	Election of Charles E. Shultz as a Director for the ensuing year	Management	For	For
1.10	Election of Dan C. Tutcher as a Director for the ensuing year	Management	For	For
1.11	Election of Catherine L. Williams as a Director for the ensuing year	Management	For	For
2.	Appointment of PricewaterhouseCoopers LLP as Auditors at a remuneration to be fixed by the Board	Management	For	For
	The receipt of the consolidated annual financial statements and the report of-the Auditors for the FYE 31 DEC 2009	Non-Voting
	Other matters	Non-Voting

INDUSTRIVAERDEN AB
Security	W45430100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	05-May-2010
ISIN	SE0000190126	Agenda		702355707 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID VO-TE OPTION. THANK YOU	Non-Voting
1.	Opening of the meeting	Non-Voting
2.	Election of Attorney Sven Unger as a Chairman to preside over the AGM	Non-Voting
3.	Drawing-up and approval of the register of voters	Non-Voting
4.	Approval of the agenda	Non-Voting
5.	Election of persons to check the minutes	Non-Voting
6.	Decision as to whether the AGM has been duly convened	Non-Voting
7.
Presentation of: a) the annual report and audit report, and of the consolidate-d accounts and audit report for the Group, b) the auditor's statement on wheth-er the guidelines for executive compensation, that have applied since the prev-ious Annual
General Meeting, have been followed and c) the Board's proposed di-stribution of earnings and statement in support of such
Non-Voting
8.	Address by the Chief Executive Officer	Non-Voting
9.a	Adopt the income statement and balance sheet, and the consolidated income statement and consolidated balance sheet	Management	For	For
9.b	Approve the distribution of the Company's earnings as shown in the adopted Balance Sheet; a dividend of SEK 3.00 per share	Management	For	For
9.c
Approve the record date, in the event the AGM resolves to
distribute earnings; 10 MAY 2010, has been proposed as the
record date for payment of the dividend; provided that the AGM votes in favour of this proposal, dividends are expected to be sent via Euroclear Sweden AB on 14 MAY 2010
		Management	For	For
9.d	Grant discharge from liability to the Company of the Members of the Board of Directors and the Chief Executive Officer	Management	For	For
10.	Approve the number of Directors at 8 and no deputies	Management	For	For
11.	Approve, unchanged fee per Director, entailing SEK 1,200,000 for the Chairman of the Board, and SEK 400,000 for each of the other Non-Executive Directors; no separate fee is paid for Committee Work	Management	For	For
12.
Re-elect Messrs Olof Faxander, Boel Flodgren, Finn Johnsson,
Fredrik Lundberg, Sverker Martin-Lof, Lennart Nilsson and Anders
Nyren as the Directors; election of Hans Larsson as a Director;
and election of Sverker Martin-Lof as the Chairman of the Board
		Management	For	For
13.	Approve the number of Auditors at 1	Management	For	For
14.	Approve the decision regarding fee for the Auditor(s); fee on account (unchanged)	Management	For	For
15.	Re-elect PricewaterhouseCoopers AB as the Auditor(s) for the period up until the end of the AGM 2014	Management	For	For
16.	Approve the decision on a Nominating Committee, as specified	Management	For	For
17.	Approve the decision on guidelines for executive compensation, as specified	Management	For	For

BAE SYSTEMS PLC
Security	G06940103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	05-May-2010
ISIN	GB0002634946	Agenda		702356975 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the report and accounts	Management	For	For
2.	Approve the remuneration report	Management	For	For
3.	Approve the final dividend	Management	For	For
4.	Re-elect Michael Hartnall as a Director	Management	For	For
5.	Re-elect Sir peter Mason as a Director	Management	For	For
6.	Re-elect Richard Olver as a Director	Management	For	For
7.	Elect Paul Anderson as a Director	Management	For	For
8.	Elect Linda Hudson as a Director	Management	For	For
9.	Elect Nicholas Rose as a Director	Management	For	For
10.	Re-appointment of the Auditors	Management	For	For
11.	Approve the remuneration of the Auditors	Management	For	For
12.	Approve the political donations up to specified limits	Management	For	For
13.	Grant authority to allot issue new shares	Management	For	For
s.14	Approve the disapplication of pre-emption rights	Management	For	For
s.15	Grant authority to purchase own shares	Management	For	For
s.16	Amend the Articles of Association	Management	For	For
s.17	Approve the notice of general meetings	Management	For	For

KINROSS GOLD CORP
Security	496902404	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	05-May-2010
ISIN	CA4969024047	Agenda		702358450 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'ABSTAIN' FOR-RESOLUTIONS 1.1 to 1.9 AND 2 . THANK YOU.	Non-Voting
-	To receive the audited consolidated financial statements of the Company for th-e FYE 31 DEC 2009 and the report of the Auditors thereon	Non-Voting
1.1	Elect Mr. John A. Brough as a Director of the Company for the ensuing year	Management	For	For
1.2	Elect Mr. Tye W. Burt as a Director of the Company for the ensuing year	Management	For	For
1.3	Elect Mr. John K. Carrington as a Director of the Company for the ensuing year	Management	For	For
1.4	Elect Mr. John M. H. Huxley as a Director of the Company for the ensuing year	Management	For	For
1.5	Elect Mr. John A. Keyes as a Director of the Company for the ensuing year	Management	For	For
1.6	Elect Mr. Catherine McLeod-Seltzer as a Director of the Company for the ensuing year	Management	For	For
1.7	Elect Mr. George F. Michals as a Director of the Company for the ensuing year	Management	For	For
1.8	Elect Mr. John E. Oliver as a Director of the Company for the ensuing year	Management	For	For
1.9	Elect Mr. Terence C. W. Reid as a Director of the Company for the ensuing year	Management	For	For
2	Appoint KPMG LLP, Chartered Accountants, as the Auditors of the Company for the ensuring year and to authorize the Directors to fix their remuneration	Management	For	For
-	Transact any other business	Non-Voting

BROOKFIELD PPTYS CORP
Security	112900105	Meeting Type		MIX
Ticker Symbol		Meeting Date	05-May-2010
ISIN	CA1129001055	Agenda		702374668 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY-FOR RESOLUTIONS "S.A" AND 'IN FAVOR' OR 'ABSTAIN' ONLY FOR RESOLUTION NUMBERS-"B.1 TO B.10 AND C". THANK YOU	Non-Voting
	Receive the consolidated financial statements of the Corporation for the FYE 3-1 DEC 2009, and the External Auditor's report thereon	Non-Voting
s.a	Amend the Articles of the Corporation to decrease the number of Directors from 12 to 10	Management	For	For

PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE NOTE THAT ONLY A VOTE "FOR" THE
DIRECTOR WILL BE CUMULATED. PLEASE CON-TACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY
QUESTIONS
Non-Voting
b.1	Election of Mr. Gordon E. Arnell as a Director	Management	For	For
b.2	Election of Mr. William T. Cahill as a Director	Management	For	For
b.3	Election of Mr. Richard B. Clark as a Director	Management	For	For
b.4	Election of Mr. Jack L. Cockwell as a Director	Management	For	For
b.5	Election of Mr. Roderick D. Fraser as a Director	Management	For	For
b.6	Election of Mr. Paul D. McFarlane as a Director	Management	For	For
b.7	Election of Mr. Allan S. Olson as a Director	Management	For	For
b.8	Election of Mr. Robert L. Stelzl as a Director	Management	For	For
b.9	Election of Ms. Diana L. Taylor as a Director	Management	For	For
b.10	Election of Mr. John E. Zuccotti as a Director	Management	For	For
c	Appointment of Deloitte & Touche LLP as the External Auditors and authorize the Directors to fix the Auditors' remuneration	Management	For	For

XSTRATA PLC
Security	G9826T102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	05-May-2010
ISIN	GB0031411001	Agenda		702374935 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the annual report and financial statements of the Company, and the reports of the Directors and the Auditors thereon, for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend of USD 0.08 cents per Ordinary Share in respect of the YE 31 DEC 2009	Management	For	For
3	Approve the Directors remuneration report for the YE 31 DEC 2009	Management	For	For
4	Re-election of Mick Davis as a Director	Management	For	For
5	Re-election of David Rough as a Director	Management	For	For
6	Re-election of Sir. Steve Robson as a Director	Management	For	For
7	Re-election of Willy Strothotte as a Director	Management	For	For
8	Election of Dr. Con Fauconnier as a Director	Management	For	For
9
Re-appoint Ernst & Young LLP as the Auditors to the Company to hold office until the conclusion of the next general meeting at which accounts are laid before the Company and authorize the
Directors to determine the remuneration of the Auditors
		Management	For	For
10
Authorize the Directors, pursuant to Section 551 of the Companies
Act 2006 to: (i) allot shares in the Company, and to grant rights to subscribe for or to convert any security into shares in the
Company: (A) up to an aggregate nominal amount of USD
489,835,270; and (B) comprising equity securities (as defined in
Section 560 of the Companies Act 2006) up to an aggregate
nominal amount of USD 979,670,540 (including within such limit any shares issued or rights granted under paragraph (A) above) in connection with an offer by way of a rights issue: (I) to holders of ordinary shares in proportion (as nearly as may be practicable) to their existing holdings; and (II) to people who are holders of other equity securities if this is required by the rights of those securities or, if the Directors consider it necessary, as permitted by the rights of those securities, and so that the Directors may impose any limits or restrictions and make any arrangements which they
consider necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, legal, regulatory or practical problems in, or under, the laws of, any territory or any other matter; for a period expiring (unless previously renewed, varied or revoked by the Company in a general meeting) at the end of the next annual general meeting of the Company after the date on which this resolution is passed; and (ii) make an offer or
agreement which would or might require shares to be allotted, or rights to subscribe for or convert any security into shares to be granted, after expiry of this authority and the directors may allot shares and grant rights in pursuance of that offer or agreement as if this authority had not expired, (b) that, subject to paragraph (c)
below, all existing authorities given to the Directors pursuant to
Section 80 of the Companies Act 1985 to allot relevant securities
(as defined by the Companies Act 1985) by the passing on 05
MAY 2009 of the resolution numbered 8 as set out in the notice of
		Management	For	For

the Company's seventh AGM (the "2009 AGM Notice") be
revoked by this resolution, (c) that paragraph (b) above shall be without prejudice to the continuing authority of the directors to allot shares, or grant rights to subscribe for or convert any securities into shares, pursuant to an offer or agreement made by the
Company before the expiry of the authority pursuant to which such offer or agreement was made

S.11
Authorize the Directors, subject to the passing of Resolution 10 in the Notice of AGM and in place of the power given to them by the passing on 05 MAY 2009 of the resolution numbered 9 as set out in the 2009 AGM Notice, pursuant to Section 570 and Section 573 of the Companies Act 2006 to allot equity securities (as defined in
Section 560 of the Companies Act 2006) for cash, pursuant to the authority conferred by Resolution 10 in the Notice of AGM as if
Section 561(1) of the Companies Act 2006 did not apply to the allotment, this power: (a) expires (unless previously renewed, varied or revoked by the Company in a general meeting) at the end of the next AGM of the Company after the date on which this resolution is passed, but the Company may make an offer or
agreement which would or might require equity securities to be allotted after expiry of this power and the Directors may allot equity securities in pursuance of that offer or agreement as if this power had not expired; and (b) shall be limited to the allotment of equity securities in connection with an offer of equity securities
(but in the case of the authority granted under Resolution 10
(a)(i)(B), by way of a rights issue only): (i) to the ordinary shareholders in proportion (as nearly as may be practicable) to their existing holdings; and (ii) to people who hold other equity securities, if this is required by the rights of those securities or, if the Directors consider it necessary, as permitted by the rights of those securities, and so that the directors may impose any limits or restrictions and make any arrangements which they consider necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, legal, regulatory or practical problems in, or under the laws of, any territory or any other matter; and (c) in the case of the authority granted under Resolution 10 (a)(i)(A)
shall be limited to the allotment of equity securities for cash otherwise than pursuant to paragraph (b) up to an aggregate
nominal amount of USD 73,475,290; this power applies in relation to a sale of shares which is an allotment of equity securities by virtue of Section 560(3) of the Act as if the first paragraph of this resolution the words "pursuant to the authority conferred by
Resolution 10 in the Notice of Annual General Meeting" were
omitted
		Management	For	For
S.12	Approve that any EGM of the Company (as defined in the Company's Articles of Association as a general meeting other than an AGM) may be called on not less than 20 clear days' notice	Management	For	For
S.13
Amend, with effect from the conclusion of the meeting: (A) save for Clause 4.3 of the Company's Memorandum of Association (the
"Memorandum") which shall remain in full force and effect, the
Articles of Association of the Company by deleting the provisions of the Company's Memorandum which, by virtue of Section 28
Companies Act 2006, are to be treated as provisions of the
Company's Articles of Association; and (B) the amendments to the
Company's Articles of Association which are shown in the draft
Articles of Association labelled "A" for the purposes of
identification, the main features of which are as specified, shall become effective
		Management	For	For

COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS, MASSY
Security	F2349S108	Meeting Type		MIX
Ticker Symbol		Meeting Date	05-May-2010
ISIN	FR0000120164	Agenda		702375230 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" A-ND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting

"French Resident Shareowners must complete, sign and forward the Proxy Card di-rectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.     The followi-ng applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions wil-l be
forwarded to the Global Custodians that have become Registered
Intermedia-ries, on the Vote Deadline Date. In capacity as
Registered Intermediary, the G-lobal Custodian will sign the Proxy
Card and forward to the local custodian. I-f you are unsure
whether your Global Custodian acts as Registered Intermediary-, please contact your representative"
Non-Voting
	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLIC-KING ON THE MATERIAL URL LINK: https://balo.journal- officiel.gouv.fr/pdf/2010/-0414/201004141001201.pdf	Non-Voting

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 680110 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
O.1	Receive the reports of the Board of Directors and Statutory Auditors and approve the financial statements for the FY 2009	Management	For	For
O.2	Approve the allocation of income	Management	For	For
O.3	Approve the consolidated financial statements for the FY 2009	Management	For	For
O.4	Approve the renewal of Mr. Remi Dorval's term as Board Member	Management	For	For
0.5	Appointment of Mr. Denis Ranque as a Board Member	Management	For	For
O.6	Appointment of Mrs. Kathleen Sendall as Board Member	Management	For	For
O.7	Approve the setting of attendance allowances allocated to the Board of Directors for the FY 2010	Management	For	For
O.8	Authorize the Board of Directors to purchase shares of the Company	Management	For	For
O.9	Approve the special report of the Statutory Auditors on the Agreements pursuant to Article L.225-38 of the Commercial Code, acknowledge the terms in this report and these agreements	Management	For	For
E.10	Authorize the Board of Directors to increase the share capital by issuing shares or any other securities giving access to the capital with preferential subscription rights	Management	For	For
E.11
Authorize the Board of Directors to increase the share capital by issuing shares or any other securities giving access to the capital with cancellation of preferential subscription rights as part of a public offer
		Management	For	For
E.12
Authorize the Board of Directors to increase the share capital by issuing shares or any other securities giving access to the capital with cancellation of preferential subscription rights to be
exclusively carried through by way  of private investments
		Management	For	For
E.13
Authorize the Board of Directors to set the issue price in the event of cancellation of preferential subscription rights in accordance with the 11 and 12 resolutions, within the annual limit of 10% of the capital
		Management	For	For
E.14	Authorize the Board of Directors to increase the number of issued securities according to the 10, 11 and 12 resolutions	Management	For	For
E.15	Authorize the Board of Directors to increase the capital by incorporation of reserves, profits or premiums	Management	For	For
E.16	Authorize the Board of Directors to increase the share capital within the limit of 10% as remuneration for the contributions in kind	Management	For	For
E.17	Authorize the Board of Directors to increase the share capital by issuing shares or securities giving access to the capital of the Company in favor of members of a Company Saving Plan	Management	For	For
E.18	Authorize the Board of Directors to grant options to subscribe or purchase shares	Management	For	For
E.19	Authorize the Board of Directors for the purpose of free allocation of shares under performance conditions in favor of employees or corporate officers of the Company or its group	Management	For	For
E.20	Authorize the Board of Directors for the purpose of free allocation of shares in favors of all employees of the Company and its group	Management	For	For
E.21	Authorize the Board of Directors to reduce the share capital by cancellation of shares purchased as part of the authorization allowing the Company to repurchase its own shares	Management	For	For
E.22	Grant authority to issue securities entitling to the allotment of debt securities	Management	For	For
E.23	Grant full powers to a bearer of a copy or an extract of this minute to accomplish all necessary legal formalities of filing and publication	Management	For	For
A
PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:
concerning the duration of validity of the resolutions relating to the terms of allocation of free shares and stock options in favor of staff and corporate officers
		Shareholder	Against	For

BROOKFIELD ASSET MGMT INC
Security	112585104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	05-May-2010
ISIN	CA1125851040	Agenda		702376585 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE IN "IN FAVOR" OR "ABSTAIN"-ONLY FOR RESOLUTION NUMBERS "1.1-1.8" AND "2". THANK YOU.	Non-Voting
0	To receive the consolidated 1) financial statements of the corporation for-the FYE 31 DEC 2009 including the external auditor s report	Non-Voting
1.1	Election of Marcel R. Coutu as a Director	Management	For	For
1.2	Election of Mureen Kempston Darkes as a Director	Management	For	For
1.3	Election of Lance Liebman as a Director	Management	For	For
1.4	Election of G. Wallace F. Mccain as a Director	Management	For	For
1.5	Election of Frank J. McKenna as a Director	Management	For	For
1.6	Election of Jack M. Mintz as a Director	Management	For	For
1.7	Election of Patricia M. Newson as a Director	Management	For	For
1.8	Election of James A. Pattison as a Director	Management	For	For
2	Appointment of the External Auditor and to authorize the Directors to set its remuneration	Management	For	For

YAMANA GOLD INC
Security	98462Y100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	05-May-2010
ISIN	CA98462Y1007	Agenda		702400425 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'ABSTAIN'-ONLY FOR RESOLUTION NUMBERS "A.1 TO A.11 AND B". THANK YOU.	Non-Voting
0	To receive the annual report of management to the shareholders and the-audited consolidated financial statements of the Company for the FYE 31 DEC-2009 and the report of the Auditors thereon	Non-Voting
A.1	Election of Peter Marrone as a Director of the Company for the ensuing year	Management	For	For
A.2	Election of Patrick J. Mars as a Director of the Company for the ensuing year	Management	For	For
A.3	Election of Juvenal Mesquita Filho as a Director of the Company for the ensuing year	Management	For	For
A.4	Election of Antenor F. Silva, Jr. as a Director of the Company for the ensuing year	Management	For	For
A.5	Election of Nigel Lees as a Director of the Company for the ensuing year	Management	For	For
A.6	Election of Dino Titaro as a Director of the Company for the ensuing year	Management	For	For
A.7	Election of John Begeman as a Director of the Company for the ensuing year	Management	For	For
A.8	Election of Robert Horn as a Director of the Company for the ensuing year	Management	For	For
A.9	Election of Richard Graff as a Director of the Company for the ensuing year	Management	For	For
A.10	Election of Carl Renzoni as a Director of the Company for the ensuing year	Management	For	For
A.11	Election of Alexander Davidson as a Director of the Company for the ensuing year	Management	For	For
B	Appointment of Deloitte & Touche LLP as the Auditor	Management	For	For
0	Transact such other business	Non-Voting

NOKIA CORP, ESPOO
Security	X61873133	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	06-May-2010
ISIN	FI0009000681	Agenda		702230599 - Management
Item	Proposal	Type	Vote	For/Against Management

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
	PLEASE NOTE THAT ABSTAIN VOTE AT QUALIFIED MAJORITY ITEMS [2/3] WORKS AGAINST-PROPOSAL.	Non-Voting
1.	Opening of the Meeting	Non-Voting
2.	Matters of order for the Meeting	Non-Voting
3.	Election of the persons to confirm the minutes and to verify the counting of v-otes	Non-Voting
4.	Recording the legal convening of the Meeting and quorum	Non-Voting
5.	Recording the attendance at the Meeting and adoption of the list of votes	Non-Voting
6.	Presentation of the Annual Accounts 2009, the report of the Board of Directors-and the Auditor's report for the year 2009 - Review by the President and CEO	Non-Voting
7.	Adoption of the Annual Accounts	Management	For	For
8.
Resolution on the use of the profit shown on the balance sheet and the payment of dividend: the Board proposes to the AGM a dividend of EUR 0.40 per share for the FY 2009. The dividend will be paid to shareholders registered in the Register of shareholders held by Euroclear Finland Ltd on the record date, 11 MAY 2010.
The Board proposes that the dividend be paid on or about 25 May
2010.
		Management	For	For
9.	Resolution on the discharge of the Members of the Board of Directors and the President from liability	Management	For	For
10.
Resolution on the remuneration of the Members of the Board of
Directors: The Board's Corporate Governance and Nomination
Committee proposes to the AGM that the remuneration payable to the Members of the Board to be elected at the AGM for the term for a term ending at the AGM in 2011, be unchanged from 2008 and 2009 and be as follows: EUR 440,000 for the Chairman, EUR
150,000 for the Vice Chairman, and EUR 130,000 for each
Member. In addition, the Committee proposes that the Chairman of the Audit Committee and Chairman of the Personnel Committee
will each receive an additional annual fee of EUR 25,000 and other Members of the Audit Committee an additional annual fee of
EUR 10,000 each. The Corporate Governance and Nomination
Committee proposes that approximately 40% of the remuneration be paid in Nokia shares purchased from the market, which shares shall be retained until the end of the Board Membership in line with the Nokia policy [except for those shares needed to offset any costs relating to the acquisition of the shares, including taxes].
		Management	For	For
11.
Resolution on the number of Members of the Board of Directors:
Georg Ehrnrooth, Nokia Board Audit Committee Chairman since
2007 and Board Member since 2000, has informed that he will not stand for re-election. The Board's Corporate Governance and
Nomination Committee proposes to the AGM that the number of
Board Members be 10.
		Management	For	For
12.
Election of Members of the Board of Directors: The Board's
Corporate Governance and Nomination Committee proposes to
the AGM that the following current Nokia Board Members be re-
elected as Members of the Board of Directors for a term ending at the AGM in 2011: Lalita D. Gupte, Dr. Bengt Holmstrom, Prof. Dr.
Henning Kagermann, Olli-Pekka Kallasvuo, Per Karlsson, Isabel
Marey-Semper, Jorma Ollila, Dame Marjorie Scardino, Risto
Siilasmaa and Keijo Suila.
		Management	For	For
13.
Resolution on the remuneration of the Auditor: The Board's Audit
Committee proposes to the AGM that the External Auditor to be elected at the AGM be reimbursed according to the invoice of the
Auditor, and in compliance with the purchase policy approved by the Audit Committee.
		Management	For	For
14.	Election of Auditor: The Board's Audit Committee proposes to the AGM that PricewaterhouseCoopers Oy be re-elected as the Company's Auditor for the FY 2010.	Management	For	For
15.
Resolution on the amendment of the Articles of Association: The
Board proposes to the AGM the Articles of Association of the
Company to be amended as follows: Amend the provision on the object of the Company to reflect more precisely its current
business activities [Article 2]. Amend the provision on the notice of a General Meeting to the effect that the provisions on the
publication date of the notice corresponds to the amended
provisions of the Finnish Companies Act and to allow the
publication of the notice in the same manner as the other official disclosures of the Company [Article 10].
		Management	For	For
16.
Authorize the Board of Directors to resolve to repurchase the
Company's own shares: The Board proposes that the AGM
authorize the Board to resolve to repurchase a maximum of 360 million Nokia shares by using funds in the unrestricted
shareholders' equity. Repurchases will reduce funds available for distribution of profits. The shares may be repurchased in order to develop the capital structure of the Company, finance or carry out acquisitions or other arrangements, settle the Company's equity-
based incentive plans, be transferred for other purposes, or be cancelled. The shares may be repurchased either a) through a tender offer made to all the shareholders on equal terms; or b)
through public trading by repurchasing the shares in another proportion than that of the current shareholders. It is proposed that the authorization be effective until 30 JUN 2011 and terminate the corresponding authorization granted by the AGM on 23 APR
2009.
		Management	For	For
17.
Authorize the Board of Directors to resolve on the issuance of shares and special rights entitling to shares. The Board proposes that the AGM authorizes the Board to resolve to issue a maximum of 740 million shares during the validity period of the authorization through issuance of shares or special rights entitling to shares
[including stock options] under Chapter 10, Section 1 of the
Finnish Companies Act in 1 or more issues. The Board proposes that the authorization may be used to develop the Company's
capital structure, diversify the shareholder base, finance or carry out acquisitions or other arrangements, settle the Company's equity-based incentive plans, or for other purposes resolved by the Board. It is proposed that the authorization include the right for the Board to resolve on all the terms and conditions of the
		Management	For	For

issuance of shares and such special rights, including to whom shares or special rights may be issued as well as the
consideration to be paid. The authorization thereby includes the right to deviate from the shareholders' pre-emptive rights within the limits set by law. It is proposed that the authorization be effective until 30 JUN 2013 and terminate the corresponding
authorization granted by the AGM on 03 MAY 2007.

18.	Closing of the Meeting	Non-Voting

POTASH CORP SASK INC
Security	73755L107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	06-May-2010
ISIN	CA73755L1076	Agenda		702268550 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTIONS "3 AND 4" AND 'IN FAVOR' OR 'ABSTAIN' ONLY FOR- RESOLUTION NUMBERS "1.1 TO 1.12 AND 2". THANK YOU.	Non-Voting
-	To receive the consolidated financial statements of the corporation for the-FYE 31 DEC 2010 and the report of the Auditors thereon	Non-Voting
1.1	Election of Mr. C.M. Burley as a Board of Director for 2010	Management	For	For
1.2	Election of Mr. W.J. Doyle as a Board of Director for 2010	Management	For	For
1.3	Election of Mr. J.W. Estey as a Board of Director for 2010	Management	For	For
1.4	Election of Mr. C.S. Hoffman as a Board of Director for 2010	Management	For	For
1.5	Election of Mr. D.J. Howe as a Board of Director for 2010	Management	For	For
1.6	Election of Ms. A.D. Laberge as a Board of Director for 2010	Management	For	For
1.7	Election of Mr. K.G. Martell as a Board of Director for 2010	Management	For	For
1.8	Election of Mr. J.J. McCaig as a Board of Director for 2010	Management	For	For
1.9	Election of Ms. M. Mogford as a Board of Director for 2010	Management	For	For
1.10	Election of Mr. P.J. Schoenhals as a Board of Director for 2010	Management	For	For
1.11	Election of Mr. E.R. Stromberg as a Board of Director for 2010	Management	For	For
1.12	Election of Ms. E. Viyella de Paliza as a Board of Director for 2010	Management	For	For
2	Appoint Deloitte & Touche LLP as the Auditors of the Corporation for 2010	Management	For	For
3	Authorize the Corporation to implement a new performance option plan as specified	Management	For	For
4	Approve to accept the Corporation's approach to executive compensation, as specified	Management	For	For
-	Transact such other business	Non-Voting

ADIDAS AG
Security	D0066B102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	06-May-2010
ISIN	DE0005003404	Agenda		702300613 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS 15 APR 2010, WHEREAS-THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
GE-RMAN LAW. THANK YOU
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY wit-h the report of the Supervisory Board, the group financial statements, the gro-up annual report, and the reports pursuant to Sections 289[4] and 315[4] of th-e German
Commercial Code
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
284,555,044.87 as follows: payment of a dividend of EUR 0.35 per no-par share EUR 211,329,379.77 shall be carried forward Ex-
dividend and payable date: 07 MAY 2010
		Management	For	For
3.	Ratification of the acts of the Board of Managing Directors	Management	For	For
4.	Ratification of the acts of the Supervisory Board	Management	For	For
5.	Approval of the remuneration system for the Board of Managing Directors	Management	For	For
6.
Amendments to the Articles of Association Section 19[2], in
respect of the notice of shareholders meeting being published in the electronic Federal Gazette at least 30 days prior to the last date of registration for the meeting, the publishing date of the notice of shareholders, meeting and the last date of registration not being included in the calculation of the 30 day period Section
20[1], in respect of shareholders being entitled to participate in and vote at the shareholders meeting if they register with the
Company by the sixth day prior to the meeting and provide
evidence of their shareholding Section 19[4], deletion Section
20[4], in respect of the Board of Managing Directors being
authorized to permit the audiovisual transmission of the
shareholders meeting Section 21[4], in respect of the Board of
Managing Directors being authorized to permit shareholders to absentee vote at the shareholders meeting
		Management	For	For
7.
Resolution on t he revocation of the existing authorized capital, the creation of new authorized capital, and the corresponding amendment to the Articles of Association, the existing authorized capital 2006 of up to EUR 20,000,000 shall be revoked, the Board of Managing Directors shall be authorized, with the consent of the
Supervisory Board, to increase the share capital by up to EUR
20,000,000 through the issue of new bearer no-par shares against contributions in cash, within in a period of five years [authorized capital 2010], shareholders shall be granted subscription rights except for residual amounts and for a capital increase of up to
10% of the share capital if the shares are issued at a price not materially below their market price
		Management	For	For
8.	Resolution on the revocation of the contingent capital 1999/I and the corresponding amendment to the Articles of Association	Management	For	For
9.	Resolution on the revocation of the contingent capital 2003/II and the corresponding amendment to the Articles of Association	Management	For	For
10.
Resolution on the authorization to issue convertible and/or warrant bonds, the creation of contingent capital, and the corresponding amendment to the Articles of association, the authorization given by the shareholders meeting of 11 MAY 2006, to issue bonds and to create a corresponding contingent capital of up to EUR
20,000,000 shall be revoked, the Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to issue bearer and/or registered bonds of up to EUR 1,500,000,000 conferring conversion and/or option rights for shares of the
Company, on or before 05 MAY 2015, Shareholders shall be
granted subscription rights except for residual amounts, for the granting of such rights to holders of conversion or option rights, and for the issue of bonds conferring conversion and/or option rights for shares of the company of up to 10% of the share capital at a price not materially be low their theoretical market value, the
Company's share capital shall be increased accordingly by up to
EUR 36,000,000 through the issue of up to 36,000,000 new
bearer no-par shares, insofar as conversion and/or option rights are exercised [contingent capital 2010]
		Management	For	For
11.
Renewal of the authorization to acquire own shares, the Company shall be authorized to acquire own shares of up to 10% of its share capital, at a price neither more than 10% above, nor more than 20% below, the market price of the shares, on or before 05
MAY 2015, the Board of Managing Directors shall be authorized to offer the shares on the stock exchange or to all shareholders, to dispose of the shares in a manner other than the stock exchange or by way of a rights offering if the shares are sold at a price not materially below their market price, to use the shares in
connection with mergers and acquisitions or for satisfying option and conversion rights, and to retire the shares
		Management	For	For
12.
Authorization to acquire own shares by using derivatives in
connection with item 11, the Company shall also be authorized to acquire own shares by using derivatives at a price neither more than 10% above, nor more than 20% below, the market price of the shares, the authorization shall be limited to up to 5% of the share capital
		Management	For	For
13.	Resolution on the conversion of the bearer shares of the Company into registered shares and the corresponding amendments to the Articles of association and resolutions of shareholders meetings	Management	For	For
14.	Appointment of auditors a] Audit of the financial statements for the 2010 FY: KPMG AG, Frankfurt b] Review of the interim financial statements for the first half of the 2010 FY: KPMG AG, Frankfurt	Management	For	For

SCHRODERS PLC, LONDON
Security	G7860B102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	06-May-2010
ISIN	GB0002405495	Agenda		702301514 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the Directors report and the accounts of the Company for the YE 31 DEC 2009	Management	For	For
2	Approve the remuneration report for the YE 31 DEC 2009	Management	For	For
3	Election of Robin Buchanan, who retires in accordance with Article 79, as a	Management	For	For
4	Re-election of Michael Miles, who retires in accordance with Article 80, as a Director of the Company	Management	For	For
5	Re-election of Merlyn Lowther, who retires in accordance with Article 80, as a Director of the Company	Management	For	For
6	Re-election of Bruno Schroder, who retires having served more than 9 years, as a Director of the Company	Management	For	For
7
Re-appointment of PricewaterhouseCoopers LLP as Auditors of
the Company to hold office from the conclusion of this meeting until the conclusion of the next general meeting at which accounts are laid before the Company in accordance with Section 489 of the Companies Act 2006
		Management	For	For
8	Authorize the Directors to fix the remuneration of PricewaterhouseCoopers LLP as Auditors of the Company	Management	For	For
9
Authorize the Directors to allot equity securities up to and aggregate nominal amount of GBP 5,000,000;  Authority shall
expire on 30 MAY 2011 or at the conclusion of the next AGM of the Company after the passing of this resolution  whichever is
earlier   and the Directors may allot equity securities in pursuance of such an offer or agreement as if the authority conferred hereby had not expired, for the purposes of this authority the expression equity securities shall mean equity securities as specified in
Section 560 of the Companies Act 2006 CONTD...
		Management	For	For
-
CONTD...but shall not in any circumstances include ordinary
shares  as-specified in the Company's Articles of Association , or any right to-subscribe for , or to convert any security into, ordinary shares
Non-Voting
10	Approve the Schroders 2010 Long Term Incentive Plan and authorize the Directors of the Company to do all such acts and things necessary or expedient to carry the same into effect	Management	For	For
S.11
Authorize the Company, for the purposes of Section 701 of the
Companies Act 2006. to make one or more market purchases
within the meaning of Section 693(4) of the Companies Act 2006 of non-voting ordinary shares of GBP 1 each shares , subject to the following conditions: such authority be limited to a maximum number of 14,400,000 Shares; in the case of purchases made
otherwise than by tender offer, the maximum price, exclusive of expenses, at which Shares may be purchases is the higher of 5%
above the average of the middle market quotations for the Shares as derived from the London Stock Exchange Daily Official List for the five business days preceding the date on which the tender offer is announced; the minimum price at which shares may be purchased is GBP 1 per share, exclusive of expenses CONTD...
		Management	For	For
-
CONTD...and  Authority expires at the conclusion of the next AGM of the Compan-y ; and the Company may before such expiry enter into a contract to purchase-Shares which would or might be
completed or executed wholly or partly after-its expiry and may make a purchase of Shares in pursuance of any such-contract
Non-Voting
S.12	Approve the general meeting other than an AGM may be called on not less that 14 clear days' notice	Management	For	For
S.13
Amend the Articles of Association of the Company by deleting all the provisions from the Company's Memorandum of Association
which, by virtue of Section 28 of the Companies Act 2006, are to be treated as provisions of the Company's Articles of Association;
and that the regulations initialed by the Chairman be adopted as the Articles of Association of the Company in substitution for, and to the exclusion of, the existing Articles of Association
		Management	For	For

HEIDELBERGCEMENT AG, HEIDELBERG
Security	D31709104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	06-May-2010
ISIN	DE0006047004	Agenda		702312745 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

ADD PLEASE NOTE THAT THE TRUE RECORD DATE FOR
THIS MEETING IS  15 APR 2010 , W-HEREAS THE MEETING
HAS BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DA-Y. THIS IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH-THE
GERMAN LAW. THANK YOU  LANG-SPECIFIC TEXT HERE
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 financ-ial year with the report of the Supervisory Board, the group financial stateme-nts and annual report, and the report pursuant to Sections 289(4) and 315(4) o-f the German
Commercial Code
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
63,920,304.85 as follows: Payment of a dividend of EUR 0.12 per share EUR 25,000,000 shall be allocated to the other revenue reserves EUR 16,420,304.85 shall be carried forward Ex-dividend and payable date: May 7, 2010
		Management	For	For
3.a	Ratification of the acts of the Board of Managing Director : Bernd Scheifele	Management	For	For
3.b	Ratification of the acts of the Board of Managing Director : Dominik von Achten	Management	For	For
3.c	Ratification of the acts of the Board of Managing Director : Daniel Gauthier	Management	For	For
3.d	Ratification of the acts of the Board of Managing Director : Andreas Kern	Management	For	For
3.e	Ratification of the acts of the Board of Managing Director : Lorenz Naeger	Management	For	For
3.f	Ratification of the acts of the Board of Managing Director : Albert Scheuer	Management	For	For
4.a	Ratification of the acts of the Supervisory Board :Fritz-Juergen Heckmann	Management	For	For
4.b	Ratification of the acts of the Supervisory Board :Heinz Schirmer	Management	For	For
4.c	Ratification of the acts of the Supervisory Board :Heinz Schmitt	Management	For	For
4.d	Ratification of the acts of the Supervisory Board :Theo Beermann	Management	For	For
4.e	Ratification of the acts of the Supervisory Board :Robert Feiger	Management	For	For
4.f	Ratification of the acts of the Supervisory Board :Veronika Fuess	Management	For	For
4.g	Ratification of the acts of the Supervisory Board :Josef Heumann	Management	For	For
4.h	Ratification of the acts of the Supervisory Board :Gerhard Hirth	Management	For	For
4.i	Ratification of the acts of the Supervisory Board :Max Dietrich Kley	Management	For	For
4.j	Ratification of the acts of the Supervisory Board :Hans Georg Kraut	Management	For	For
4.k	Ratification of the acts of the Supervisory Board :Adolf Merckle	Management	For	For
4.l	Ratification of the acts of the Supervisory Board : Ludwig Merckle	Management	For	For
4.m	Ratification of the acts of the Supervisory Board :Tobias Merckle	Management	For	For
4.n	Ratification of the acts of the Supervisory Board: Eduard Schleicher	Management	For	For
4.o	Ratification of the acts of the Supervisory Board: Werner Schraeder	Management	For	For
4.p	Ratification of the acts of the Supervisory Board : Frank-Dirk Steininger	Management	For	For
5.	Appointment of auditors for the 2010 financial year: Ernst + Young GmbH, Stuttgart	Management	For	For
6.
Resolution on the creation of new authorized capital and the corresponding amendments to the Articles of Association the
Board o f MDs shall be authorized, with the consent of the
Supervisory Board, to increase the share capital by upto EUR
225,000,000 through the issue of new bearer shares against cash payment, on or before May 5, 2015 (authorized capital I).
Shareholders shall be granted subscription rights, except for residual amounts and for the issue of shares at a price not
materially below their market price
		Management	For	For
7.
Resolution on the creation of further authorized capital, and the corresponding amendments to the Articles of Association the Boar
d of MDs shall be authorized, with the consent of the Supervisory
Board, to increase the share capital by up to EUR 56,100,000 through the issue of new bearer shares against payment in kind, on or before May 5, 2015 (authorized capital II), share holders.
subscription rights shall be excluded for the issue of shares for acquisition purposes, and in so far as such rights are granted to holders of conversion and/or option rights
		Management	For	For
8.a
Resolution on the authorization to issue bonds or profit-sharing rights, the revision of the contingent capital, and the
corresponding amendments to the Articles of Association A. The
Board of MDs shall be authorized, with the consent o f the
Supervisory Board to grant warrant, convertible or income bonds, or profit-sharing rights, of up to EUR 3,000,000,000, on or before
Ma y 5, 2015.Shareholders shall be granted subscription rights, except for residual amounts, insofar as such rights are granted to holders of conversion and option rights, and for the issue of bonds at a price not materially below their theoretical market value or against payment in kind
		Management	For	For
8.b
The share capital shall be increased by up to EUR 168,750,000 through the issue of up to 56,250, 000 new bearer shares, insofar as option or conversion rights are exercised (2010 contingent
capital).The authorization to issue bonds or profit-sharing rights granted by the AGM of May 7, 2009, shall be revoke d, along with the related 2009 cont ingent capital
		Management	For	For
9.	Approval of the compensation system for the Board of MDs,based on the current level of remuneration and set forth on the investor relations page at www.heidelbergcement.com	Management	For	For
10.a	Elections to the Supervisory Board : Alan Murray	Management	For	For
10.b	Elections to the Supervisory Board : Herbert Luetkestratkoetter	Management	For	For
11.a	Amendments to the Articles of Association in respect of the Supervisory Board; Section 9(2) shall be amended through the inclusion of a nomination committee	Management	For	For
11.b
Amendments to the Articles of Association in respect of the
Supervisory Board; Section 12 shall be revised to reflect the new annual remuneration, being EUR 40,000 per member plus EUR
58 for every EUR 0 .01 of the Company's earnings per share in excess of EUR 2.50 (two and a half times the amount for the
Chairman and one and a half times for the deputy chairman) plus
EUR 15,0 00 and EUR 7,500 for the members of the audit and
personnel committees, respectively
		Management	For	For
12.a
Amendments to the Articles of Association in connection with the
Shareholder Rights Directive Implementation Act (ARUG):Section
16(1) shall be amended in respect of shareholders registering to attend shareholders. Meetings at least six days in advance
		Management	For	For
12.b
Amendments to the Articles of Association in connection with the
Shareholder Rights Directive Implementation Act (ARUG): Sect
ion 16(3) and (4) shall be added in respect of the admissibility of on line participation in and absentee voting at shareholders.
Meetings
		Management	For	For
12.c
Amendments to the Articles of Association in connection with the
Shareholder Rights Directive Implementation Act (ARUG): Section
18(3) shall also be added, to allow the shareholders. meeting to be transmitted by audiovisual means
		Management	For	For
12.d	Amendments to the Articles of Association in connection with the Shareholder Rights Directive Implementation Act (ARUG): Section 11(2) shall be deleted	Management	For	For

E.ON AG
Security	D24914133	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	06-May-2010
ISIN	DE000ENAG999	Agenda		702314129 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS USUAL
THANK YOU
Non-Voting

The registration for the General Meeting of Shareholders does not result in th-e shares being blocked. Please contact the relationship manager of your deposi-tary bank to clarify variant procedures in the German market.
Non-Voting
1.
Presentation of the adopted Annual Financial Statements and the
Consolidated F-inancial Statements for the 2009 financial year, along with the Management Rep-ort Summary for E.ON AG and
the E.ON Group and the Report of the Supervisory B-oard as well as the Explanatory Report of the Board of Management regarding th-e statements pursuant to Sections 289 para. 4, 315 para. 4 and
Section 289 par-a.5 German Commercial Code
(Handelsgesetzbuch-HGB).
Non-Voting
2.	Appropriation of balance sheet profits from the 2009 financial year	Management	For	For
3.	Discharge of the Board of Management for the 2009 financial year	Management	For	For
4.	Discharge of the Supervisory Board for the 2009 financial year	Management	For	For
5.	Approval of the compensation system applying to the Members of the Board of Management	Management	For	For
6.a
Election of PricewaterhouseCoopers Aktiengesellschaft
Wirtschaftspruefungsgesellschaft, Duesseldorf, as the auditor for the annual as well as the consolidated financial statements for the
2010 financial year
		Management	For	For
6.b
Election of PricewaterhouseCoopers Aktiengesellschaft
Wirtschaftspruefungsgesellschaft, Duesseldorf, as the auditor for the inspection of the abbreviated financial statements and the interim management report for the first half of the 2010 financial year
		Management	For	For
7.	Authorization for the acquisition and use of treasury shares	Management	For	For
8.
Authorization for the issue of option or convertible bonds, profit participation rights or participating bonds and for the exclusion of subscription rights as well as the creation of a Conditional Capital
		Management	For	For
9	Amendment to Section 20 of the Articles of Association in view of the Act for the Implementation of the Shareholder Rights Directive	Management	For	For

CANADIAN NAT RES LTD
Security	136385101	Meeting Type		MIX
Ticker Symbol		Meeting Date	06-May-2010
ISIN	CA1363851017	Agenda		702316414 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTIONS "3 AND 4" AND 'IN FAVOR' OR 'ABSTAIN' ONLY FOR- RESOLUTION NUMBERS "1.1 TO 1.11 AND 2". THANK YOU.	Non-Voting
-	To receive the annual report of the Corporation to the shareholders, the-consolidated financial statements, and the report of the Auditors, for the-FYE 31 DEC 2009	Non-Voting
1.1	Election of Catherine M. Best as a Director of the Corporation for the	Management	For	For
1.2	Election of N. Murray Edwards as a Director of the Corporation for the	Management	For	For
1.3	Election of Honourable Gary A. Filmon as a Director of the Corporation for	Management	For	For
1.4	Election of Ambassador Gordon D. Giffin as a Director of the Corporation for	Management	For	For
1.5	Election of Steve W. Laut as a Director of the Corporation for the ensuing	Management	For	For
1.6	Election of Keith A. J. MacPhail as a Director of the Corporation for the	Management	For	For
1.7	Election of Allan P. Markin as a Director of the Corporation for the ensuing	Management	For	For
1.8	Election of Honourable Frank J. McKenna as a Director of the Corporation for	Management	For	For
1.9	Election of James S. Palmer as a Director of the Corporation for the ensuing	Management	For	For
1.10	Election of Eldon R. Smith as a Director of the Corporation for the ensuing	Management	For	For
1.11	Election of David A. Tuer as a Director of the Corporation for the ensuing	Management	For	For
2	Appointment of PricewaterhouseCoopers LLP, Chartered Accountants, Calgary,	Management	For	For
S.3	Authorize the Corporation to amend its Articles to subdivide each issued and outstanding common share of the Corporation on a two-for-one basis as specified	Management	For	For
4	Amend the Corporation's amended, compiled and restated employee Stock Option Plan as specified	Management	For	For
5	Transact such other business	Management	For	Against

SMITH & NEPHEW GROUP P L C
Security	G82343164	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	06-May-2010
ISIN	GB0009223206	Agenda		702316426 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Adopt the report and accounts	Management	For	For
2	Approve the remuneration report	Management	For	For
3	Approve to confirm the interim dividends	Management	For	For
4	Re-elect Mr. Adrian Hennah	Management	For	For
5	Re-elect Mr. Ian E Barlow	Management	For	For
6	Re-elect Prof. Genevieve B. Berger	Management	For	For
7	Re-elect Mr. Richard De Schutter	Management	For	For
8	Re-elect Dr. Rolf W. H. Stomberg	Management	For	For
9	Re-appoint the Auditors	Management	For	For
10	Authorize the Directors to determine the remuneration of the Auditors	Management	For	For
11	Approve to renew the Directors authority to allot shares	Management	For	For
S.12	Approve the Smith and Nephew Global Share Plan 2010	Management	For	For
S.13	Adopt the new Articles of Association	Management	For	For
S.14	Approve to renew the Directors authority for the dissaplication of pre emption rights	Management	For	For
S.15	Approve to renew the directors limited authority to make market purchases of the Company's own shares	Management	For	For
S.16	Grant authority to the general meetings to be held on 14 days notice	Management	For	For

VINCI SA, RUEIL MALMAISON
Security	F5879X108	Meeting Type		MIX
Ticker Symbol		Meeting Date	06-May-2010
ISIN	FR0000125486	Agenda		702318420 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-
PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING
INFORMATION IS AVAILABLE BY-CLICKING ON THE
MATERIAL URL LINK:-https://balo.journal-
officiel.gouv.fr/pdf/2010/0329/201003291000842.pdf AND ht-
tps://balo.journal-
officiel.gouv.fr/pdf/2010/0414/201004141001093.pdf
Non-Voting
O.1	Approve the consolidated accounts for FY 2009	Management	For	For
O.2	Approve the Company's accounts for FY 2009	Management	For	For
O.3	Approve the allocation of the Company's result for FY 2009	Management	For	For
O.4	Approve the Scrip dividend payment option	Management	For	For
O.5	Approve to renew Mr. Dominique Ferrero's appointment as a Director	Management	For	For
O.6	Approve to renew Mr. Xavier Huillard's appointment as a Director	Management	For	For
O.7	Approve to renew Mr. Henri Saint Olive's appointment as a Director	Management	For	For
O.8	Approve to renew Mr. Yves-Thibault de Silguy's appointment as a Director	Management	For	For
O.9	Approve the nomination of Qatari Diar Real Estate Investment Company as a Director	Management	For	For
O.10	Approve the Directors' attendance fees	Management	For	For
O.11	Approve to renew the delegation of powers to the Board of Directors in order for the Company to purchase its own shares	Management	For	For
O.12	Approve the agreements entered into by Vinci for the transfer to Vinci Concession of the agreements tied to the holding in Aegean Motorway SA	Management	For	For
O.13	Approve the agreements entered into by Vinci for the transfer to Vinci Concession of the agreements tied to the holding in Olympia Odos and Olympia Odos Operation	Management	For	For
O.14	Approve theh amendment to the agreement entered into by the shareholders of Arcour, the prime contractor for the A19 motorway	Management	For	For
O.15	Approve the agreements entered into by Vinci for the financing of the concession for the A-Modell A5 motorway section running between Malsch and Offenburg in Germany	Management	For	For
O.16	Approve the agreement for a contribution by Vinci to Vinci Concessions for its holding in ASF	Management	For	For
O.17	Approve the agreement by the Company with Mr. Xavier Huillard for a top-up pension	Management	For	For
O.18	Approve the agreement by the Company with Mr. Xavier Huillard for compensation for ending his term of office	Management	For	For
O.19	Approve the Service Level Agreement entered into by Vinci and YTS Europaconsultants	Management	For	For
E.20	Approve the renewal of the authorization given to the Board of Directors in order to reduce the authorized capital by canceling Vinci shares held by the Company	Management	For	For
E.21
Authorize the Board of Directors for the purpose of authorizing the issue by one or more of the Company's subsidiaries of
transferable securities giving access to the Company's authorized capital and to issue ordinary shares in the Company accordingly
		Management	For	For
E.22	Authorize the Board of Directors for the purpose of making capital increases reserved for employees of the Company and the Vinci Group's subsidiary Companies under Personal Equity Plans	Management	For	For
E.23
Authorize the Board of Directors for the purpose of making capital increases reserved for financial institutions or companies set up specifically in order to implement a personal equity plan for employees of certain foreign subsidiaries, similar to the Group's
French and Foreign Corporate Personal Equity Plans currently in force
		Management	For	For
E.24	Amend Article 17 of the Articles of Association "Shareholders' Meetings"	Management	For	For
E.25	Grant powers for the required formalities	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION
OF ADDITIONAL LINK. IF YO-U HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS-YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

SANTOS LTD
Security	Q82869118	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	06-May-2010
ISIN	AU000000STO6	Agenda		702323041 - Management
Item	Proposal	Type	Vote	For/Against Management
-
VOTING EXCLUSIONS APPLY TO THIS MEETING FOR
PROPOSALS 4 AND VOTES CAST BY ANY-INDIVIDUAL OR
RELATED PARTY WHO BENEFIT FROM THE PASSING OF
THE PROPOSAL/S-WILL BE DISREGARDED. HENCE, IF YOU
HAVE OBTAINED BENEFIT OR DO EXPECT TO-OBTAIN
FUTURE BENEFIT YOU SHOULD NOT VOTE  OR VOTE
"ABSTAIN"  FOR THE-RELEVANT PROPOSAL ITEMS.
Non-Voting
1	Receive and consider the financial report for the YE 31 DEC 2009 and the-reports of the Directors and the Auditor thereon	Non-Voting
2.a	Re-election of Mr. Kenneth Alfred Dean as a Director, retires by rotation in accordance with Rule 34(c) of the Company's Constitution	Management	For	For
2.b	Election of Mr. Gregory John Walton Martin as a Director, who was appointed a	Management	For	For
2.c	Election of Ms. Jane Sharman Hemstritch as a Director, who was appointed a	Management	For	For
3	Adopt the remuneration report for the YE 31 DEC 2009	Management	For	For
4
Authorize the Company to grant to the Company's Chief Executive
Officer and Managing Director, Mr. David Knox, Share Acquisition
Rights under the Santos Employee Share Purchase Plan on the
terms as specified
		Management	For	For

HONGKONG ELECTRIC HOLDINGS LTD
Security	Y33549117	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	06-May-2010
ISIN	HK0006000050	Agenda		702323130 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	Receive the audited financial statements and the reports of the Directors and Auditor for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend	Management	For	For
3.i	Election of Mr. Lee Lan Yee, Francis as a Director	Management	For	For
3.ii	Election of Mr. Frank John Sixt as a Director	Management	For	For
4	Re-appoint KPMG as the Auditor of the Company and authorize the Directors to fix the Auditor's remuneration	Management	For	For
5
Authorize the Directors, during and after the relevant period, to issue and dispose of additional shares of the Company not
exceeding 20% of the existing issued share capital of the
Company, and grant offers or options  including bonds and
debentures convertible into shares of the Company ;  Authority expires the earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which the next
AGM is required by law to be held
		Management	For	For
6
Authorize the Directors of the Company, to repurchase shares of
HKD 1.00 each in the issued capital of the Company during the relevant period, in accordance with all applicable laws and
requirements of the Rules Governing the Listing of Securities on
the Stock Exchange of Hong Kong Limited as amended from time to time, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company at the date of this
resolution; Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM is required by law to be held
		Management	For	For
7
Approve to extend the general mandate granted to the Directors to issue and dispose of additional shares pursuant to Resolution 5 set out in the notice convening this meeting by the addition thereto of an amount representing the aggregate nominal amount of the share capital of the Company repurchased by the Company under the authority granted pursuant to Resolution 6 as specified, provided that such amount shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of the said Resolution
		Management	For	For
S.8	Amend the Articles of Association of the Company be altered by deleting the last sentence in Article 99 and substituting therefor the following sentence as specified	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

SHOPPERS DRUG MART CORP MEDIUM TERM NT CDS-
Security	82509W103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	06-May-2010
ISIN	CA82509W1032	Agenda		702331517 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ''IN FAVOR" OR "ABSTAIN"-FOR RESOLUTIONS "1.1 TO 1.11 AND 2". THANK YOU.	Non-Voting
-	Receive the Corporation's 2009 annual report and the Corporation's financial-statements for the YE 02 JAN 2010 together with Auditors' report thereon	Non-Voting
1.1	Election of M. Shan Atkins as a Director	Management	For	For
1.2	Election of James F. Hankinson as a Director	Management	For	For
1.3	Election of Krystyna Hoeg as a Director	Management	For	For
1.4	Election of Holger Kluge as a Director	Management	For	For
1.5	Election of Gaetan Lussier as a Director	Management	For	For
1.6	Election of Hon. David Peterson P.C., Q.C as a Director	Management	For	For
1.7	Election of Dr. Martha Piper as a Director	Management	For	For
1.8	Election of Sarah Raiss as a Director	Management	For	For
1.9	Election of Derek Ridout as a Director	Management	For	For
1.10	Election of Jurgen Schreiber as a Director	Management	For	For
1.11	Election of David M. Williams as a Director	Management	For	For
2	Appointment of Deloitte & Touche LLP as the Auditors for the ensuing year and	Management	For	For
-	Transact any other business	Non-Voting

LAFARGE SA, PARIS
Security	F54432111	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	06-May-2010
ISIN	FR0000120537	Agenda		702338193 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions. The following ap-plies to Non-
Resident Shareowners: Proxy Cards: Voting instructions will be fo-
rwarded to the Global Custodians that have become Registered
Intermediaries, o-n the Vote Deadline Date. In capacity as
Registered Intermediary, the Global C-ustodian will sign the Proxy
Card and forward to the local custodian. If you a-re unsure
whether your Global Custodian acts as Registered Intermediary, pleas-e contact your representative
Non-Voting

PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING
INFORMATION IS AVAILABLE BY CLIC-KING ON THE
MATERIAL URL LINK: https://balo.journal-
officiel.gouv.fr/pdf/2010/-0329/201003291000904.pdf AND
https://balo.journal-officiel.gouv.fr/pdf/2010/04-
21/201004211001451.pdf
Non-Voting
1.	Approve the annual accounts and transactions for FY 2009	Management	For	For
2.	Approve of the consolidated accounts and transactions for FY 2009	Management	For	For
3.	Approve the allocation of the result and setting of the dividend	Management	For	For
4.	Approve the regulated agreements	Management	For	For
5.	Appointment of Mrs. Colette Lewiner as a Director	Management	For	For
6.	Appointment of Mrs. Veronique Weill as a Director	Management	For	For
7.	Approve the Directors' attendance fees	Management	For	For
8.	Authorize the Company to buy and sell its own shares	Management	For	For
9.	Grant powers for the required formalities	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF ADDITIONAL URL LINK. IF-YOU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLE-SS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

GREAT WEST LIFECO INC
Security	39138C106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	06-May-2010
ISIN	CA39138C1068	Agenda		702338698 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "3" 'IN FAVOR' OR 'ABSTAIN' ONLY FOR RESOLUTION NUMBERS-"1.1 TO 1.19 AND 2". THANK YOU.	Non-Voting
-	Receive the financial statements for the YE 31 DEC 2009 and the report of the-Auditor thereon	Non-Voting
1.1	Election of George S. Bain as a Director	Management	For	For
1.2	Election of Marcel R. Coutu as a Director	Management	For	For
1.3	Election of Andre Desmarais as a Director	Management	For	For
1.4	Election of Paul Desmarais, Jr. as a Director	Management	For	For
1.5	Election of H. David Graves as a Director	Management	For	For
1.6	Election of Michael L. Hepher as a Director	Management	For	For
1.7	Election of Chaviva M. Hosek as a Director	Management	For	For
1.8	Election of D. Allen Loney as a Director	Management	For	For
1.9	Election of Raymond L. McFeetors as a Director	Management	For	For
1.10	Election of Jerry E.A. Nickerson as a Director	Management	For	For
1.11	Election of David A. Nield as a Director	Management	For	For
1.12	Election of R. Jeffrey Orr as a Director	Management	For	For
1.13	Election of Michel Plessis-Belair as a Director	Management	For	For
1.14	Election of Henri-Paul Rousseau as a Director	Management	For	For
1.15	Election of Raymond Royer as a Director	Management	For	For
1.16	Election of Philip K. Ryan as a Director	Management	For	For
1.17	Election of T. Timothy Ryan, Jr. as a Director	Management	For	For
1.18	Election of Emoke J.E. Szathmary as a Director	Management	For	For
1.19	Election of Brian E. Walsh as a Director	Management	For	For
2	Appointment of Deloitte and Touche LLP as the Auditor	Management	For	For
3	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: approve the proposal attached as Schedule 'B' to the accompanying Management proxy circular	Shareholder	Against	For
4	Transact any other business	Non-Voting

RECKITT BENCKISER GROUP PLC, SLOUGH
Security	G74079107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	06-May-2010
ISIN	GB00B24CGK77	Agenda		702345984 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Adopt the 2009 report and financial statements	Management	For	For
2	Approve the Director's remuneration report	Management	For	For
3	Declare the final dividend	Management	For	For
4	Re-elect Adrian Bellamy as a Member of the Remuneration Committee	Management	For	For
5	Re-elect Peter Harf	Management	For	For
6	Re-elect Colin Day	Management	For	For
7	Re-elect Kenneth Hydon as a Member of the Audit Committee	Management	For	For
8	Re-elect Judith Sprieser as a Member of the Remuneration Committee	Management	For	For
9	Re-elect Richard Cousins as a Member of the Remuneration Committee	Management	For	For
10	Elect Warren Tucker as a Member of the Audit Committee	Management	For	For
11	Re-appoint PricewaterhouseCoopers LLP as the Auditors	Management	For	For
12	Authorize the Directors to determine the Auditor's remuneration	Management	For	For
13	Approve to renew authority to allot shares	Management	For	For
S.14	Approve to renew power to disapply pre-emption rights	Management	For	For
S.15	Approve to renew authority to purchase own shares	Management	For	For
S.16	Approve the calling of general meetings on 14 day's clear notice	Management	For	For
S.17	Amend the Company's Articles of Association	Management	For	For

MANULIFE FINL CORP MED TERM NTS CDS-
Security	56501R106	Meeting Type		MIX
Ticker Symbol		Meeting Date	06-May-2010
ISIN	CA56501R1064	Agenda		702349196 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE IN "FAVOR" OR "AGAINST"-ONLY FOR RESOLUTIONS "3" AND "4" AND "IN FAVOR" OR "ABSTAIN" ONLY FOR- RESOLUTION NUMBERS "1.1 TO 1.16" AND "2". THANK YOU.	Non-Voting
-	Receive the consolidated financial statements of the Company for the YE 31-DEC 2009, together with reports of the Auditor and the actuary on those-statements	Non-Voting
1.1	Election of Linda B. Bammann as a Director of the Company	Management	For	For
1.2	Election of John M. Cassaday as a Director of the Company	Management	For	For
1.3	Election of Gail C. A. Cook-Bennett as a Director of the Company	Management	For	For
1.4	Election of Thomas P. d'Aquino as a Director of the Company	Management	For	For
1.5	Election of Richard B. DeWolfe as a Director of the Company	Management	For	For
1.6	Election of Robert E. Dineen, Jr. as a Director of the Company	Management	For	For
1.7	Election of Pierre Y. Ducros as a Director of the Company	Management	For	For
1.8	Election of Donald A. Guloien as a Director of the Company	Management	For	For
1.9	Election of Scott M. Hand as a Director of the Company	Management	For	For
1.10	Election of Robert J. Harding as a Director of the Company	Management	For	For
1.11	Election of Luther S. Helms as a Director of the Company	Management	For	For
1.12	Election of Thomas E. Kierans as a Director of the Company	Management	For	For
1.13	Election of Lorna R. Marsden as a Director of the Company	Management	For	For
1.14	Election of John R.V. Palmer as a Director of the Company	Management	For	For
1.15	Election of Hugh W. Sloan, Jr. as a Director of the Company	Management	For	For
1.16	Election of Gordon G. Thiessen as a Director of the Company	Management	For	For
2	Appointment of Ernst & Young LLP as the Auditors of the Company for 2010	Management	For	For
S.3	Amend the By-Law No. 1 increasing the aggregate annual remuneration payable to the Board of Directors	Management	For	For
4	Approve the Company's approach to Executive Compensation	Management	For	For
-	Transact such other business	Non-Voting

LLOYDS BANKING GROUP PLC, EDINBURGH
Security	G5542W106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	06-May-2010
ISIN	GB0008706128	Agenda		702358361 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the Company's accounts and the reports of the Directors and of the Auditors for the YE 31 DEC 2009	Management	For	For
2.	Approve the Directors' remuneration report for the YE 31 DEC 2009	Management	For	For
3.a	Elect Sir. Winfried Bischoff as a Director of the Company, who retires under Article 79 of the Company's Articles of Association	Management	For	For
3.b	Elect Mr. G. R. Moreno as a Director, who retires under Article 79 of the Company's Articles of Association	Management	For	For
3.c	Elect Mr. D. L. Roberts as a Director, who retires under article 79 of the Company's Articles of Association	Management	For	For
4.a	Re-elect Dr. W. C. G. Berndt as a Director, who retires under Article 82 of the Company's Articles of Association	Management	For	For
4.b	Re-elect Mr. J. E. Daniels as a Director, who retires under Article 82 of the Company's Articles of Association	Management	For	For
4.c	Re-elect Mrs. H. A. Weir as a Director, who retires under Article 82 of the Company's Articles of Association	Management	For	For
5.	Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company, to hold office until the conclusion of the next AGM at which accounts are laid before the Company	Management	For	For
6.	Authorize the Audit Committee to set the remuneration of the Company's Auditors	Management	For	For
7.
Authorize the Directors, pursuant to and in accordance with
Section 551 of the Companies Act, 2006 to allot shares or grant rights to subscribe for or to convert any security in the shares: [i]
up to an aggregate nominal amount of [I] GBP 2,233,203,900 in respect of ordinary shares and [II] GBP 100,000,000, USD
40,000,000, GBP 40,000,000 and GBP 1,250,000,000 in respect
of preference shares; [ii] comprising equity securities [as defined in Section 560[1] of the Companies Act, 2006] up to a further nominal amount of GBP 2,233,203,900 in connection with an offer by way of a rights issue; such authorities to apply in substitution for all previous authorities pursuant to Section 551 of the
Companies Act 2006, or preceding legislation; [Authority expires the earlier at the end of the next AGM or on 05 AUG 2011]; the
Company may make offers and enter into agreements during the relevant period which would, or might, require shares to be
allotted after the authority ends
		Management	For	For
S.8
Authorize the Directors, subject to the passing of Resolution 7 above, to allot equity securities [as defined in Section 560[1] of the
Companies Act 2006] wholly for cash: [i] pursuant to the authority given by paragraph [i] of Resolution 7 above or where the
allotment constitutes an allotment of equity securities by virtue of
Section 551 of the Companies Act 2006, in each case: [a] in
connection with a pre-emptive offer; and [b] otherwise than in connection with a pre-emptive offer, up to an aggregate nominal amount of GBP 334,980,500; and [ii] pursuant to the authority
		Management	For	For

given by paragraph [i] of Resolution 7 above in connection with a rights issue, as if Section 561[1] of the Companies Act 2006 did not apply to any such allotment; [Authority expires the earlier at the end of the next AGM or on 05 AUG 2011]; the Company may
make offers and enter into agreements during this period which would, or might, require equity securities under any such offer or agreement as if the power had not ended

S.9
Authorize the Company, conferred by resolution passed at the
AGM of the Company on 07 MAY 2009 in accordance with
Section 701 of the Companies Act 2006, to make market
purchases [within the meaning of Section 693 of the Companies
Act 2006] of ordinary shares of 10p each in the capital of the
Company be further renewed and extended from the conclusion of this meeting, and where such shares are held in treasury, the
Company may use them for the purposes of its employees share plans, provided that: [a] the maximum aggregate number of
ordinary shares authorized to be purchased shall be
6,699,611,000; [b] the minimum price which may be paid for each ordinary shares be 10p; [c] the maximum price, exclusive of
expenses, which may be paid for each ordinary share shall be an amount equal to the higher of [a] 105% of the average of the closing price of the 5 London business days immediately
preceding the day on which such share is contracted to be
purchased or [b] the higher of the price of the last independent trade and the highest current bid as stipulated by Article 5[1] of
Commission Regulated [EC] 22 DEC 2003 implementing the
Market Abuse Directive as regards exemptions for buy-back
programmes and stabilization of financial instruments [No
2273/2003]; [Authority expires the earlier of the conclusion of the
Company's AGM in 2011 or on 30 JUN 2011]; and [e] the
company may make a contract to purchase its ordinary shares
under the renewed and extended authority before its expiry which would or might be executed wholly or partly after the expiry, and may make a purchase of its ordinary shares under the contract
		Management	For	For
S.10
Authorize the Company, for the purpose of Section 701 of the
Companies Act 2006 to make purchases [as defined in Section
693 of the Companies Act 2006] of the following issuances of securities: [a] GBP 299,987,729 9.25%, Non-Cumulative
Irredeemable Preference Shares; [b] GBP 99,999,942 9.75%,
Non-Cumulative Irredeemable Preference Shares; [c] GBP
186,190,532 6.475%, Non-Cumulative Preference Shares; [d]
GBP 745,431,000 6.0884%, Non-Cumulative Fixed to Floating
Rate Preference Shares; [e] GBP 334,951,000 6.3673%, Non-
Cumulative Fixed to Floating Rate Preference Shares; [f] USD
750,000,000 6.413%, Non-Cumulative Fixed to Floating Rate
Preference Shares; [g] USD 750,000,000 5.92%, Non-Cumulative
Fixed to Floating Rate Preference Shares; [h] USD 750,000,000
6.657%, Non-Cumulative Fixed to Floating Rate Preference
Shares; [i] USD 1,000,000,000 6.267%, Fixed to Floating Rate
Non-Cumulative Callable Dollar Preference Shares; [j] USD
1,250,000,000 7.875%, Non-Cumulative Preference Shares; [k]
EUR 500,000,000 7.875%, Non-Cumulative Preference Shares;
and [l] GBP 600,000,000 Non-Cumulative Fixed to Floating Rate
Callable Dollar Preference Shares; [together, the 'Preference
Shares'], in accordance with, amongst other things, the terms of the exchange offers as previously approved at the Company's
general meeting held on 26 NOV 2009, provided that: [i] the
maximum number of Preference Shares is the nominal value of
the relevant Preference Share in issue; [ii] the minimum price which may be paid for each Preference Share is the nominal value of the relevant Preference Share; [iii] the maximum price which may be paid for a share is an amount equal to 120% of the
		Management	For	For

liquidation preference of the relevant Preference Share; [Authority expires the earlier of the conclusion of the Company's AGM in
2011 or on 30 JUN 2011]; [v] the Company may make a contract to purchase the Preference Shares under this authority before its expiry which would or might be executed wholly; or partly after the expiry, and may make a purchase of the Preference Shares under that contract

S.11	Approve, that a general meeting of the Company, other than an AGM, may be called on not less than 14 clear days' notice	Management	For	For

GLAXOSMITHKLINE PLC
Security	G3910J112	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	06-May-2010
ISIN	GB0009252882	Agenda		702362980 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the Directors' report and the financial statements for the YE 31 DEC 2009	Management	For	For
2	Approve the remuneration report for the YE 31 DEC 2009	Management	For	For
3	Re-elect Dr. Stephanie Burns as a Director	Management	For	For
4	Re-elect Mr. Julian Heslop as a Director	Management	For	For
5	Re-elect Sir Deryck Maughan as a Director	Management	For	For
6	Re-elect Dr. Daniel Podolsky as a Director	Management	For	For
7	Re-elect Sir Robert Wilson as a Director	Management	For	For
8
Authorize the Audit & Risk Committee to re-appoint
PricewaterhouseCoopers LLP as the Auditors to the Company to
hold office from the end of the meeting to the end of the next
Meeting at which accounts are laid before the Company
		Management	For	For
9	Authorize the Audit & Risk Committee to determine the remuneration of the Auditors	Management	For	For
10
Authorize the Director of the Company, in accordance with
Section 366 of the Companies Act 2006 (the 'Act') the Company
is, and all Companies that are at any time during the period for which this resolution has effect subsidiaries of the company are, authorized: a) to make political donations to political organizations other than political parties, as defined in Section 363 of the Act, not exceeding GBP 50,000 in total; and b) to incur political expenditure, as defined in Section 365 of the Act, not exceeding
GBP 50,000 in total, during the period beginning with the date of passing this resolution and ending at the end of the next AGM of the company to be held in 2011 or, if earlier, on 30 JUN 2011
		Management	For	For
11
Authorize the Directors, in substitution for all subsisting
authorities, to exercise all powers of the Company to allot shares in the Company and to grant rights to subscribe for or convert any security into shares in the Company: a) up to an aggregate
nominal amount of GBP 432,578,962; [such amount to be reduced by the nominal amount allotted or granted under paragraph (b) in excess of such sum]; and b) comprising equity securities [as specified in Section 560(1) of the Act] up to a nominal amount of
GBP 865,157,925 [such amount to be reduced by any allotments or grants made under paragraph (a) above] in connection with an offer by way of a rights issue: i) to ordinary shareholders in proportion [as nearly as may be practicable] to their existing holdings; and ii) to holders of other equity securities as required by the rights of those securities or as the Board otherwise considers necessary, and so that the Directors may impose any limits or make such exclusions or other arrangements as they consider
expedient in relation to treasury shares, fractional entitlements, record dates, legal, regulatory or practical problems under the
		Management	For	For

laws of, or the requirements of any relevant regulatory body or stock exchange in, any territory, or any matter whatsoever, which authorities shall expire at the end of the next AGM of the company to be held in 2011 or, if earlier, on 30 JUN 2011, and the Directors may allot shares or grant rights to subscribe for or convert any security into shares in pursuance of such an offer or agreement as if the relevant authority conferred hereby had not expired

12
Authorize the Directors of the Company, subject to Resolution 11 being passed, the Directors be and are hereby empowered to allot equity securities for cash pursuant to the authority conferred on the Directors by Resolution 11 and/or where such allotment
constitutes an allotment of equity securities under section 560(3)
of the Act, free of the restrictions in Section 561(1) of the Act, provided that this power shall be limited: (a) to the allotment of equity securities in connection with an offer or issue of equity securities [but in the case of the authority granted under
paragraph (b) of Resolution 11, by way of a rights issue only]: (i)
to ordinary shareholders in proportion [as nearly as may be
practicable] to their existing holdings; and (ii) to holders of other equity securities, as required by the rights of those securities or as the Board otherwise considers necessary, but so that the
Directors may impose any limits or make such exclusions or other arrangements as they consider expedient in relation to treasury shares, fractional entitlements, record dates, legal, regulatory or practical problems under the laws of, or the requirements of any relevant regulatory body or stock exchange in, any territory, or any matter whatsoever; and (b) in the case of the authority granted under paragraph (a) of Resolution 11 and/ or in the case of any transfer of treasury shares which is treated as an allotment of equity securities under Section 560(3) of the Act, to the allotment
(otherwise than pursuant to sub-paragraph (a) above) of equity securities up to an aggregate nominal amount of GBP 64,893,333, and shall expire at the end of the next AGM of the company to be held in 2011 [or, if earlier, at the close of business on 30 JUN
2011] and the Directors may allot equity securities in pursuance of such an offer or agreement as if the power conferred hereby had not expired
		Management	For	For
13
Authorize the Directors of the Company, for the purposes of
section 701 of the Act to make market purchases (within the
meaning of Section 693(4) of the Act) of its own Ordinary shares of 25p each provided that: (a) the maximum number of Ordinary shares hereby authorized to be purchased is 519,146, 669; (b) the minimum price which may be paid for each Ordinary share is 25p;
(c) the maximum price which may be paid for each Ordinary share shall be the higher of (i) an amount equal to 5% above the
average market value of the Company's ordinary shares for the five business days immediately preceding the day on which the ordinary share is contracted to be purchased and (ii) the higher of the price of the last independent trade and the highest current independent bid on the London Stock Exchange Official List at the
time the purchase is carried out; and (d) the authority conferred by this resolution shall, unless renewed prior to such time, expire at the end of the next AGM of the Company to be held in 2011 or, if earlier, on 30 JUN 2011 [provided that the company may enter into a contract for the purchase of Ordinary shares before the expiry of this authority which would or might be completed wholly or partly after such expiry and the company may purchase
Ordinary shares pursuant to any such contract under this
authority]
		Management	For	For
14
Authorize the Directors, (a) in accordance with Section 506 of the
Act, the name of the person who signs the Auditors' reports to the
Company's members on the annual accounts and auditable
reports of the Company for the year ending 31 DEC 2010 as
senior Statutory Auditor [as defined in Section 504 of the Act] for and on behalf of the Company's Auditors, should not be stated in published copies of the reports [such publication being as defined in Section 505 of the Act] and the copy of the reports to be delivered to the registrar of Companies under Chapter 10 of Part
15 of the Act; and (b) the Company considers on reasonable
grounds that statement of the name of the senior statutory auditor would create or be likely to create a serious risk that the senior
Statutory Auditor, or any other person, would be subject to
violence or intimidation
		Management	For	For
15	Approve the general meeting of the Company other than an AGM may be called on not less than 14 clear days' notice	Management	For	For
16
Amend: (a) the Articles of Association of the company be
amended by deleting all the provisions of the Company's
Memorandum of Association which, by virtue of Section 28 of the
Act, are to be treated as provisions of the Company's Articles of
Association; and (b) the Articles of Association produced to the meeting, and initialled by the Chairman for the purpose of
identification, be adopted as the Articles of Association of the
Company in substitution for, and to the exclusion of, all existing
Articles of Association of the Company
		Management	For	For

MICHELIN
Security	F61824144	Meeting Type		MIX
Ticker Symbol		Meeting Date	07-May-2010
ISIN	FR0000121261	Agenda		702276987 - Management
Item	Proposal	Type	Vote	For/Against Management
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners: Proxy Cards: Voting-instructions will be forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL-LINK-https://balo.journal- officiel.gouv.fr/pdf/2010/0303/201003031000535.pdf	Non-Voting
O.1	Approve the Company's accounts for the year 2009	Management	For	For
O.2	Approve the allocation of the result for the year 2009 and setting of the dividend with option of payment in shares	Management	For	For
O.3	Approve the Company's consolidated accounts for the year 2009	Management	For	For
O.4	Approve a regulated agreement authorised by the Board of Directors	Management	For	For
O.5	Re elect Laurence Parisot as Supervisory Board Member	Management	For	For
O.6	Re-elect Pat Cox as Supervisory Board Member	Management	For	For
O.7	Re-elect PricewaterhouseCoopers Audit as Auditor	Management	For	For
O.8	Re-elect Pierre Coll as Alternate Auditor	Management	For	For
O.9	Ratify Deloitte and Associes as Auditor	Management	For	For
O.10	Ratify BEAS as Alternate Auditor	Management	For	For
O.11	Authorize the Managers to enable the Company to operate on its own shares under a Share Repurchase Programme with a maximum purchase price of EUR 100 per share	Management	For	For
O.12	Authorize the Managers to go ahead with the issue of bond loans	Management	For	For
E.13	Authorize the Managers to issue shares or tangible assets granting access to the Company's capital stock, maintaining the preferential subscription right	Management	For	For
E.14	Authorize the Managers to issue shares or tangible assets granting access to the Company's capital stock by means of a public offer, with suppression of the preferential subscription right	Management	For	For
E.15
Authorize the Managers to issue shares and/or tangible assets granting access to the Company's capital stock by means of an offer as specified in II of Article L. 411-2 of the Code Monetaire et
Financier  Monetary and Financial Code , with suppression of the preferential subscription right
		Management	For	For
E.16
Authorize the Managers to increase the number of securities to be issued in the event of excessive demand during the increase in capital stock, carried out with or without a preferential subscription right
		Management	For	For
E.17	Authorize the Managers to go ahead with an increase in capital stock through incorporation of reserves	Management	For	For
E.18
Authorize the Managers to go ahead with an increase in capital stock by issuing, without a preferential subscription right, ordinary shares used to pay for contributions of securities in the event of public offers to exchange or contributions in kind
		Management	For	For
E.19	Authorize the Managers to go ahead with an increase in capital stock reserved for employees who belong to a Group savings plan	Management	For	For
E.20	Authorize the Managers to reduce capital stock by cancelling shares	Management	For	For
E.21	Approve the limit of the overall par amount of capital stock increases and issues of tangible assets or debt securities	Management	For	For
E.22	Grant powers for formalities	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF NAMES. IF YOU HAVE ALREA-DY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE-TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
YOU.
Non-Voting

PLEASE BE INFORMED OF THE FOLLOWING
COMMUNICATIONS OF MICHELIN: Michelin's Man-aging
Partners Messrs. Michel Rollier, Jean-Dominique Senard and
Didier Mirato-n will commit to using the financial authorizations concerning the issue of sh-ares of common stock and/or securities carrying rights to shares without pre-e-mptive subscription rights for existing shareholders (14th, 15th and 18th reso-lutions) in an amount not to exceed 29 million Euro, corresponding to 10% of t-
he current share capital, instead of the 44 million Euro ceiling
(14.9% of the-capital) indicated in said resolutions.
Non-Voting

ITV PLC, LONDON
Security	G4984A110	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	07-May-2010
ISIN	GB0033986497	Agenda		702306502 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the report and accounts	Management	For	For
2	Approve the remuneration report	Management	For	For
3	Election of Archie Norman as a Non-Executive Director	Management	For	For
4	Election of Adam Crozier as an Executive Director	Management	For	For
5	Re-appointment of KPMG Audit Plc as the Auditors	Management	For	For
6	Authorize the Directors to determine the Auditors' remuneration	Management	For	For
7	Grant authority to allot shares	Management	For	For
S.8	Approve to disapply the pre-emption rights	Management	For	For
9	Approve the political donations	Management	For	For
S.10	Approve the purchase of own shares	Management	For	For
S.11	Approve the length of notice period for general meetings	Management	For	For
S.12	Approve the Articles of Association	Management	For	For

STANDARD CHARTERED PLC
Security	G84228157	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	07-May-2010
ISIN	GB0004082847	Agenda		702319547 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the report and accounts	Management	For	For
2.	Declare the final dividend	Management	For	For
3.	Approve the Directors' remuneration report	Management	For	For
4.	Re-elect Mr. J.F.T. Dundas as Non-Executive Director	Management	For	For
5.	Re-elect Miss V.F. Gooding CBE as Non-Executive Director	Management	For	For
6.	Re-elect Mr. R.H.P. Markham as Non-Executive Director	Management	For	For
7.	Re-elect Mr. J.W. Peace as Chairman	Management	For	For
8.	Re-elect Mr. P.A. Sands as an Executive Director	Management	For	For
9.	Re-elect Mr. P.D. Skinner as Non-Executive Director	Management	For	For
10.	Re-elect Mr. O.H.J. Stocken, as Non-Executive Director	Management	For	For
11.	Election of Mr. J.S. Bindra, who was appointed as an Executive Director by the Board since the last AGM of the Company	Management	For	For
12.	Election of Mr. R. Delbridge, who was appointed as an Non- Executive Director by the Board since the last AGM of the Company	Management	For	For
13.	Election of Dr. Han Seung-soo KBE, who was appointed as an Non-Executive Director by the Board since the last AGM of the Company	Management	For	For
14.	Election of Mr. S.J. Lowth, who was appointed as an Non- Executive Director by the Board since the last AGM of the Company	Management	For	For
15.	Election of Mr. A.M.G. Rees, who was appointed as an Executive Director by the Board since the last AGM of the Company	Management	For	For
16.	Re-appoint the Auditor	Management	For	For
17.	Authorize the Board to set the Auditor's fees	Management	For	For
18.	Authorize the Company and its subsidiaries to make political donations	Management	For	For
19.	Authorize the Board to allot shares	Management	For	For
20.	Approve to extend the authority to allot shares	Management	For	For
21.	Authorize the Board to allot shares in connection with the Indian listing	Management	For	For
S.22	Approve to disapply pre-emption rights	Management	For	For
S.23	Approve to disapply pre-emption rights in connection with the Indian listing	Management	For	For
S.24	Authorize the Company to buy back its Ordinary Shares	Management	For	For
S.25	Authorize the Company to buy back its Preference Shares	Management	For	For
S.26	Adopt the new Articles of Association	Management	For	For
S.27	Authorize the Company to call a general meeting other than an AGM on not less than 14 clear days' notice	Management	For	For
28.	Amend the Standard Chartered 2006 Restricted Share Scheme	Management	For	For
29.	Approve the waiver in respect of the reporting and annual review requirements in respect of ongoing banking transactions with associates of Temasek that the Company has not been able to identify	Management	For	For
30.	Approve the waiver in respect of the requirement to enter into fixed-term written agreements with Temasek and its associates in respect of ongoing banking transactions	Management	For	For
31.	Approve future ongoing banking transactions with Temasek and its associates, including the waiver in respect of the requirement to set an annual cap	Management	For	For

ALUMINA LTD
Security	Q0269M109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	07-May-2010
ISIN	AU000000AWC3	Agenda		702319650 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the financial report and the reports of the Directors and the Auditor-for the YE 31 DEC 2009	Non-Voting
2	Adopt the remuneration report for the YE 31 DEC 2009	Management	For	For
3	Re-election of Mr. Peter A. F. Hay as a Director, retires in accordance with the Company's Constitution	Management	For	For
4
Approve, for all purposes under the Corporations Act 2001  Cth for the grant to Mr. John Bevan, Chief Executive Officer of the
Company, of rights to acquire ordinary shares in the capital of the
Company in accordance with the terms contained in the
Company's Long Term Incentive Plan as specified
		Management	For	For
-	Transact any other business	Non-Voting

VEOLIA ENVIRONNEMENT, PARIS
Security	F9686M107	Meeting Type		MIX
Ticker Symbol		Meeting Date	07-May-2010
ISIN	FR0000124141	Agenda		702371965 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 683938 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.     The followin-g applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions will-be
forwarded to the Global Custodians that have become Registered
Intermediar-ies, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Gl-obal Custodian will sign the Proxy
Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
Non-Voting
	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLI-CKING ON THE MATERIAL URL LINK: https://balo.journal- officiel.gouv.fr/pdf/2010-/0331/201003311000941.pdf	Non-Voting
o.1	Approve the reports and financial statements for the FY 2009	Management	For	For
o.2	Approve the consolidated financial statements for the FY 2009	Management	For	For
o.3	Approve the expenditures and non tax-deductible expenses pursuant to Article 39-4 of the General Tax Code	Management	For	For
o.4	Approve the allocation of income and date of payment of the dividend	Management	For	For
o.5	Approve the option for the payment of the dividend in shares	Management	For	For
o.6	Approve the regulated agreements and undertakings [out of agreements and undertakings relating to Corporate Officers]	Management	For	For
o.7	Approve the regulated agreements and undertakings [out of Agreements and Undertakings relating to Corporate Officers]	Management	For	For
o.8	Approve the undertaking pursuant to Article L. 225-42-1 of the Commercial Code relating to a Corporate Officer	Management	For	For
o.9	Approve the renewal of Mr. Daniel Bouton's term as a Board Member	Management	For	For
o.10	Approve the renewal of Mr. Jean-Fran ois Dehecq's term as a Board Member	Management	For	For
o.11	Approve the renewal of Mr. Paul-Louis Girardot's term as a Board Member	Management	For	For
o.12	Ratify the co-optation of Mrs. Esther Koplowitz as a Board Member and renewal of her term as a Board Member	Management	For	For
o.13	Approve the renewal of Mr. Serge Michel's term as a Board Member	Management	For	For
o.14	Approve the renewal of Mr. Georges Ralli's term as a Board Member	Management	For	For
o.15	Appointment of Groupe Industriel Marcel Dassault as a Board Member	Management	For	For
o.16	Appointment of Mr. Antoine Frerot as a Board Member	Management	For	For
o.17	Authorize the Board of Directors to operate on the shares of the Company	Management	For	For
e.18
Authorize the Board of Directors to decide on the share capital increase by issuing shares and/or securities, with preferential subscription rights,  giving access to the capital of the Company and/or issuance of securities  entitling to the allotment of debt securities
		Management	For	For
e.19
Authorize the Board of Directors to decide on the share capital increase by issuing shares and/or securities, without preferential subscription rights, giving access to the capital of the Company and/or issuance of securities  entitling to the allotment of debt securities by way of public offer
		Management	For	For
e.20
Authorize the Board of Directors to decide on the share capital increase by issuing shares and/or securities, without preferential subscription rights, giving access to the capital of the Company and/or issuance of securities entitling to the allotment of debt securities by private investment pursuant to Article L.411-2,II of the Monetary and Financial Code
		Management	For	For
e.21
Approve the possibility to issue shares or securities giving access, without preferential subscription rights, as remuneration for the contribution in  kind concerning the equity securities or securities giving access to the  capital
		Management	For	For
e.22	Authorize the Board of Directors to decide on the share capital increase by incorporation of premiums, reserves, profits or others	Management	For	For
e.23	Authorize the Board of Directors to increase the number of securities to be issued in the event of capital increase with or without preferential subscription rights	Management	For	For
e.24
Authorize the Board of Directors to decide on the share capital increase by issuing shares or securities giving access to the capital reserved to the  Members of Saving Plans with cancellation of preferential subscription rights in favor of the latter
		Management	For	For
e.25	Authorize the Board of Directors to increase the share capital with cancellation of preferential subscription rights of the shareholders in favor of a category of beneficiaries	Management	For	For
e.26
Authorize the Board of Directors to grant options to subscribe or purchase shares benefiting on the one hand, employees of the
Company and on the other hand employees and Corporate
Officers of Companies or groups associated to the Company in accordance with Article L. 225-180 of the Commercial Code
		Management	For	For
e.27	Authorize the Board of Directors to reduce the share capital by cancellation of treasury shares	Management	For	For
e.28
Authorize the Board of Directors to decide, during a period of public offer, on the issuance of warrants to subscribe on
preferential terms, to shares of the Company, including free allocation to all the shareholders of the Company
		Management	For	For
e.29	Approve the ability for the Board of Directors to appoint censors and to carry out consequential amendment of the statutes	Management	For	For
o.e30	Grant powers to accomplish the formalities	Management	For	For
o.31	Appoint Qatari Diar Real estate Investment Company as the Board Member	Management	For	For

CENTRICA PLC, WINDSOR BERKSHIRE
Security	G2018Z143	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	10-May-2010
ISIN	GB00B033F229	Agenda		702311971 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the report and accounts	Management	For	For
2	Approve the remuneration report	Management	For	For
3	Declare a final dividend	Management	For	For
4	Re-appoint Roger Carr	Management	For	For
5	Re-appoint Helen Alexander	Management	For	For
6	Re-appoint Phil Bentley	Management	For	For
7	Re-appoint Nick Luff	Management	For	For
8	Re-appoint Chris Weston	Management	For	For
9	Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company, to hold office until the conclusion of the next general meeting at which accounts are laid	Management	For	For
10	Authorize the Directors to determine the Auditors remuneration	Management	For	For
11	Grant authority for political donations and political expenditure in the European Union	Management	For	For
12	Grant authority to allot shares	Management	For	For
S.13	Grant authority to disapply pre emption rights	Management	For	For
S.14	Grant authority to purchase own shares	Management	For	For
S.15	Adopt the new Articles of Association	Management	For	For
S.16	Approve the notice of general meetings	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF AUDITOR NAME IN RESOLUTI-ON 9. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY-FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

GPT GROUP
Security	Q4252X106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	10-May-2010
ISIN	AU000000GPT8	Agenda		702363487 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
VOTING EXCLUSIONS APPLY TO THIS MEETING FOR
PROPOSAL 11 AND VOTES CAST BY ANY-INDIVIDUAL OR
RELATED PARTY WHO BENEFIT FROM THE PASSING OF
THE PROPOSAL WILL-BE DISREGARDED. HENCE, IF YOU
HAVE OBTAINED BENEFIT OR DO EXPECT TO OBTAIN-
FUTURE BENEFIT YOU SHOULD NOT VOTE (OR VOTE
"ABSTAIN") FOR THE RELEVANT-PROPOSAL ITEM.
Non-Voting
-	To receive the Directors' report and financial statements for the YE 31 DEC-2009 together with the Auditor's report	Non-Voting
1	Re-elect Ms. Anne McDonald as a Director of the Company, who retires in accordance with rule 49 of the Company's Constitution	Management	For	For
2	Election of Mr. Rob Ferguson as a Director of the Company	Management	For	For
3	Election of Mr. Brendan Crotty as a Director of the Company	Management	For	For
4	Election of Dr. Eileen Doyle as a Director of the Company	Management	For	For
5	Adopt the remuneration report for the YE 31 DEC 2009	Management	For	For
S.6	Approve the amendments to the Constitution as set out in the Explanatory Memorandum to this notice of the meeting	Management	For	For
S.7	Approve the amendments to the Trust Deed as set out in the Explanatory Memorandum to this notice of the meeting	Management	For	For
8
Approve, subject to Unitholders passing Resolution 9 below, for the purposes of Section 254H of the Corporations Act and for all other purposes, to consolidate the issued capital of the Company on the basis that every 5 shares be consolidated into 1 share, and authorize the Directors of the Company, where this consolidation results in a fraction of a share being held by a shareholder, under
Rule 32 of the Constitution, to round that fraction up to the nearest whole share (subject to the Board's discretions in Rule 32), with the consolidation taking effect on 19 MAY 2010
		Management	For	For
9
Approve, subject to Securityholders passing Resolution 8 above, for the purposes of Clause 3.2 of the Trust Deed and for all other purposes, that GPT RE Limited shall consolidate the issued units of the Trust pursuant to Clause 3.2 of the Trust Deed on the basis that every 5 units be consolidated into 1 unit, and authorize GPT
RE Limited, where this consolidation results in a fraction of a unit being held by a unitholder, under Clause 3.2 of the Trust Deed, to round that fraction up to the nearest whole unit if the Board of
GPT also determines to round up the shares in the Company
which are held by that unitholder in its capacity as a shareholder, with the consolidation taking effect on 19 MAY 2010
		Management	For	For
10	Approve and adopt the GPT Group Stapled Security Rights Plan (the Plan), as amended in the manner described in the Explanatory Memorandum to this Notice of Meeting	Management	For	For
11
Authorize the Company to grant to the Company's Chief Executive
Officer and Managing Director, Mr. Michael Cameron,
Performance Rights under the GPT Group Stapled Security Rights
Plan on the terms set out in the Explanatory Memorandum to the notice of the meeting
		Management	For	For
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO REMOVAL
OF RECORD DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

K+S AKTIENGESELLSCHAFT, S AKTIENGESELLSCHAFT
Security	D48164103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	11-May-2010
ISIN	DE0007162000	Agenda		702311515 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS 20 APR 2010, WHEREAS-THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
GE-RMAN LAW. THANK YOU
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY wit-h the report of the Supervisory Board, the group financial statements, the gro-up annual report, and the reports pursuant to Sections 289(4) and 315(4) of th-e German
Commercial code
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
46,149,746.16 as follows: payment of a dividend of EUR 0.20 per no-par share EUR 7,869,746.16 shall be carried forward ex-
dividend and payable date: 12 MAY 2010
		Management	For	For
3.	Approval of the remuneration system for Members of the Board of Managing Director's	Management	For	For
4.	Ratification of the acts of the Board of Managing Directors	Management	For	For
5.	Ratification of the acts of the Supervisory Board	Management	For	For
6.	Election of George Cardona to the Supervisory Board	Management	For	For
7.	Appointment of the Auditors for the 2010 FY: Deloitte + Touche GMBH, Hanover	Management	For	For
8.
Resolution on the authorization to issue convertible and/or warrant bonds, the creation of contingent capital and the corresponding amendment to the Articles of Association the existing
authorization approved by the shareholders' meeting of 10 MAY
2006, to issue convertible and/or warrant bonds and the creation of contingent capital shall be revoked; the board of Managing
Directors shall be authorized, with the consent of the Supervisory
Board, to issue registered and/or bearer bonds of up to EUR
1,500,000,000 conferring convertible and/or option rights for shares of the Company, on or before 10 MAY 2015; shareholders shall be granted subscription rights except for the issue of bonds conferring convertible and/or option rights for shares of the
Company of up to 10% of the share capital at a price not
		Management	For	For

materially below their theoretical market value, for the granting of such rights to holders of convertible and/or option rights, for residual amounts, and for the issue of bonds for acquisition purposes; the Company's share capital shall be increased
accordingly by up to EUR 19,140,000 through the issue of up to
19,140,000 new no-par shares, insofar as convertible and/or
option rights are exercised [contingent capital]

9.
Resolution on the creation of new authorized capital and
amendments to the Articles of Association the existing
authorization in item 8 approved by the shareholders' meeting of
10 MAY 2006, shall be revoked; the Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to increase the share capital by up to EUR 57,420,000 through the issue of new bearer no-par shares against contributions in cash and/or kind, for a period of 5 years, on or before 10 MAY 2015;
shareholders' subscription rights may be excluded if the shares are issued at a price not materially below the market price of identical shares, and for residual amounts
		Management	For	For
10.
Resolution on the authorization to acquire own shares the
Company shall be authorized to acquire own shares of up to 10%
of its share capital, at a price not differing more than 10% from the market price of the shares, on or before 10 MAY 2015; the Board of Managing Directors shall be authorized to sell the shares on the stock exchange or by a rights offering, to dispose of the shares in a manner other than the stock exchange or an offer to all
shareholders if the shares are sold at a price not materially below their market price, to use the shares for acquisition purposes or for satisfying option and convertible rights, and to retire the shares
		Management	For	For

ESSILOR INTL-CIE GLE OPTIQUE
Security	F31668100	Meeting Type		MIX
Ticker Symbol		Meeting Date	11-May-2010
ISIN	FR0000121667	Agenda		702314131 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-
French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions. The following ap-plies to Non-
Resident Shareowners: Proxy Cards: Voting instructions will be fo-
rwarded to the Global Custodians that have become Registered
Intermediaries, o-n the Vote Deadline Date. In capacity as
Registered Intermediary, the Global C-ustodian will sign the Proxy
Card and forward to the local custodian. If you a-re unsure
whether your Global Custodian acts as Registered Intermediary, pleas-e contact your representative
Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLIC-KING ON THE MATERIAL URL LINK: https://balo.journal- officiel.gouv.fr/pdf/2010/-0324/201003241000817.pdf	Non-Voting
O.1	Approve the Company's accounts for the YE 31 DEC 2009	Management	For	For
O.2	Approve the consolidated accounts for the YE 31 DEC 2009	Management	For	For
O.3	Approve the allocation of the profit and setting of the dividend	Management	For	For
O.4	Approve the agreement regulated under Article L. 225-38 of the Code de Commerce - Compensation for breaking Mr. Sagnieres' contract	Management	For	For
O.5	Approve the agreement regulated under Article L. 225-38 of the Code de Commerce	Management	For	For
O.6	Ratify the co-opting of a Director - Mr. Yi He	Management	For	For
O.7	Approve the renewal of a Director's appointment - Mr. Xavier Fontanet	Management	For	For
O.8	Approve the renewal of a Director's appointment - Mr. Yves Chevillotte	Management	For	For
O.9	Approve the renewal of a Director's appointment - Mr. Yves Gillet	Management	For	For
0.10	Approve the nomination of a new Director - Mrs. Mireille Faugere	Management	For	For
O.11	Approve the Directors' attendance fees	Management	For	For
O.12	Approve the redemption of the Company's shares	Management	For	For
E.13	Authorize the Board of Directors to reduce the authorized capital by cancelling the Company's shares	Management	For	For
E.14	Authorize the Board of Directors to increase the authorized capital by issuing shares reserved for members of a corporate Personal Equity Plan	Management	For	For
E.15	Authorize the Board of Directors to grant share subscription options as specified	Management	For	For
e.16	Grant authority to award free shares - referred to as Company performance - to employees and to Executive Directors of Essilor International and affiliated Companies	Management	For	For
e.17	Approve the overall cap on the authorizations to grant share subscription options and to award shares in the Company	Management	For	For
e.18
Authorize the Board of Directors for the purpose of issuing
transferable securities giving access immediately or at some future date to the authorized capital, with the preferential right of subscription maintained
		Management	For	For
e.19	Approve the option to increase the amount of an issue if it is oversubscribed	Management	For	For
e.20
Authorize the Board of Directors for the purpose of issuing
transferable securities in the form of debt securities giving access on maturity to equity security, with the preferential right of subscription cancelled, but with a priority subscription period
		Management	For	For
e.21	Approve the option to increase the amount of an issue if it is oversubscribed	Management	For	For
e.22	Authorize the Board of Directors to increase the authorized capital by incorporation of reserves, profits, bonuses or other funds whose capitalization is admissible	Management	For	For
e.23	Approve the option to issue shares without exercising a preferential right of subscription in order to pay for one or more contributions in kind	Management	For	For
e.24	Authorize the Board of Directors to issue share subscription warrants to be awarded free to shareholders in the event of a public offer of equity in the Company	Management	For	For
e.25	Amend the Article 12 of the Articles of Association: Board of Directors - 1. Composition	Management	For	For
e.26	Approve the Harmonising of Articles 12 and 14 of the Articles of Association, which are redundant concerning the terms of office of the Directors	Management	For	For
e.27	Amend the Article 24 of the Articles of Association: Holding meetings 3. Quorum - Vote [Extract]	Management	For	For
e.28	Authorize the powers for formalities	Management	For	For

UNILEVER N V
Security	N8981F271	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	11-May-2010
ISIN	NL0000009355	Agenda		702335046 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Consideration of the annual report for the 2009 financial year submitted by th-e Board of Directors, including the Dutch
Corporate Governance Code and the Di-rectors' remuneration
report of the Remuneration Committee; consideration of t-he way in which Unilever applies the Dutch Corporate Governance Code
Non-Voting
2
Adoption of the Annual Accounts and appropriation of the profit for the 2009 financial year: it is proposed that: (i) the annual accounts for the 2009 financial year drawn up by the Board of Directors be adopted; and (ii) the profit for the 2009 financial year be
appropriated for addition to the balance sheet item "Profit
retained" EUR 1,287,000,000
		Management	For	For
3	Discharge of Executive Directors: it is proposed that the Executive Directors in office in the 2009 financial year be discharged for the fulfillment of their task in the 2009 financial year	Management	For	For
4	Discharge of Non-Executive Directors: it is proposed that the Non- Executive Directors in office in the 2009 financial year be discharged for the fulfillment of their task in the 2009 financial year	Management	For	For
5	To re-appoint Mr. P G J M Polman as an Executive Director	Management	For	For
6	To appoint Mr. R J-M S Huet as an Executive Director	Management	For	For
7	To re-appoint Professor L O Fresco as a Non-Executive Director	Management	For	For
8	To re-appoint Ms. A M Fudge as a Non-Executive Director	Management	For	For
9	To re-appoint Mr. C E Golden as a Non-Executive Director	Management	For	For
10	To re-appoint Dr. B E Grote as a Non-Executive Director	Management	For	For
11	To re-appoint Ms. H Nyasulu as a Non-Executive Director	Management	For	For
12	To re-appoint Mr. K J Storm as a Non-Executive Director	Management	For	For
13	To re-appoint Mr. M Treschow as a Non-Executive Director	Management	For	For
14	To re-appoint Mr. J van der Veer as a Non-Executive Director	Management	For	For
15	To re-appoint Mr. P Walsh as a Non-Executive Director	Management	For	For
16	To appoint The Rt Hon Sir Malcolm Rifkind MP as a Non- Executive Director	Management	For	For
17	To approve the Management Co-Investment Plan	Management	For	For
18	To approve the amendment to the performance conditions of the annual bonus for Executive Directors	Management	For	For
19	To approve the amendments to the performance conditions of the long-term incentive arrangements	Management	For	For
20
It is proposed by the Board of Directors that: (i) the Articles of
Association of the Company be amended and the Company's
capital be reduced in conformity with the draft prepared by De
Brauw Blackstone Westbroek N.V., dated 31 March 2010; and (ii)
in connection with this amendment of the Articles of Association, any and all Directors of the Company, any and all Company
Secretaries and Deputy Secretaries and any and all lawyers
practicing with De Brauw Blackstone Westbroek N.V. be
authorized to apply for the required ministerial declaration of no-
objection and to execute the notarial deed of amendment to the
Articles of Association
		Management	For	For
21
The Board of Directors be authorized, in accordance with Article
98 of Book 2 of the Netherlands Civil Code, for the period running from 11 May 2010 until 11 November 2011 to cause the Company to purchase, either through purchase on a stock exchange or
otherwise, any and all of its own 6% cumulative preference shares and 7% cumulative preference shares (and depositary receipt
thereof) on the following terms: (i) the purchase price, excluding expenses and interest, for each 6% cumulative preference share
(each in the form of one share or ten sub-shares) is not lower than
EUR 0.01 (one eurocent) and not higher than EUR 575.50 plus a compensation for accrued dividend (in relation to the relevant financial year) until the date of repurchase; and (ii) the purchase price, excluding expenses and interest, for each 7% cumulative preference share (each in the form of one share or ten sub-shares or depositary receipts thereof) is not lower than EUR 0.01 (one eurocent) and not higher than EUR 671.40 plus a compensation for accrued dividend (in relation to the relevant financial year) until the date of repurchase
		Management	For	For
22
To authorize the Board of Directors, in accordance with Article 98 of Book 2 of the Netherlands Civil Code, for the period running from 11 May 2010 until 11 November 2011 to cause the Company to purchase, either through purchase on a stock exchange or
otherwise, its own ordinary shares or depositary receipts thereof with a maximum of 10% of the issued share capital as shown in the annual accounts for the financial year 2009 at a purchase price per share or depositary receipt thereof, excluding expenses, not lower than EUR 0.01 (one eurocent) and not higher than 10%
above the average of the closing price of the shares on the NYSE
Euronext stock exchange in Amsterdam for the five business days before the day on which the purchase is made
		Management	For	For
23
To reduce the issued share capital through cancellation of
ordinary shares and depositary receipts thereof; the purpose of the reduction is to create flexibility with respect to the Company's capital structure; it is restricted to a maximum of 10% of the issued share capital as shown in the annual accounts for the financial year 2009; only ordinary shares held by the Company or for which the Company holds depositary receipts may be cancelled; shares that the Company holds in treasury for hedging share (option)
plans will not be cancelled; the number of shares that will be cancelled following this resolution will be determined by the Board of Directors; each time the amount of the capital reduction will be stated in the resolution of the Board of Directors that shall be filed at the Chamber of Commerce in Rotterdam
		Management	For	For
24
Renewal of this authority is sought at the AGM each year; it is proposed to designate the Board of Directors as the Company
Body, in accordance with Articles 96 and 96a of Book 2 of the
Netherlands Civil Code to resolve to issue, or to grant rights to subscribe for, shares not yet issued and to restrict or exclude the statutory pre-emption rights that accrue to shareholders upon issue of shares, on the understanding that this authority is limited to 10% of the issued share capital of the Company, plus an
additional 10% of the issued share capital of the Company in connection with or on the occasion of mergers and acquisitions;
there is no current intention to use this authority; the authority sought from the AGM is for the period running from 11 May 2010 until 11 November 2011
		Management	For	For
25
Pursuant to Article 34, paragraph 3, of the Articles of Association,
Auditors charged with the auditing of the annual accounts for the current financial year are to be appointed each year; it is proposed that, in accordance with Article 393 of Book 2 of the Netherlands
Civil Code, PricewaterhouseCoopers Accountants N.V. be
appointed to audit the annual accounts for the 2010 financial year
		Management	For	For
26	Questions and close of Meeting	Non-Voting
	PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING AT THIS GENERAL MEETING ARE RE-LAXED AS THERE IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED WITH THIS M-EETING. THANK YOU.	Non-Voting

YARA INTERNATIONAL ASA, OSLO
Security	R9900C106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	11-May-2010
ISIN	NO0010208051	Agenda		702358082 - Management
Item	Proposal	Type	Vote	For/Against Management
-
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
-
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
1	Election of the Chairperson of the meeting and of a person to co- sign the	Management	For	For
2	Approve the annual accounts and the annual report for 2009 for Yara International Asa and the Group, hereunder payment of dividends	Management	For	For
3	Approve the guidelines for the remuneration of the members of the Executive Management	Management	For	For
4	Approve to determination of remuneration to the Auditor	Management	For	For
5	Election of members of the Board	Management	For	For
6	Approve to determine the remuneration to the members of the Board, members of the Compensation Committee and the Auditor Committee	Management	For	For
7	Re-elect for a period of 2 years of Eva Lystad a Chairperson and Bjorg Ven, Thorunn Kathrine Bakke and Olaug Svarva as the Members of the Nomination Committee and determination of the	Management	For	For
8	Amend the Articles of Association regarding documents to the general meeting	Management	For	For
9	Approve the power of attorney from the general meeting to the Board for acquisition of own shares	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF DIRECTOR NAMES. IF YOU H-AVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YO-U DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

CAPITA GROUP
Security	G1846J115	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	11-May-2010
ISIN	GB00B23K0M20	Agenda		702369871 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2009	Management	For	For
2	Approve the Directors' remuneration report for the YE 31 DEC 2009	Management	For	For
3	Declare a final dividend of 11.2p per ordinary share	Management	For	For
4	Re-elect Paul Pindar as a Director	Management	For	For
5	Re-elect Simon Pilling as a Director	Management	For	For
6	Re-elect Bill Grimsey as a Director	Management	For	For
7	Re-appoint Ernst & Young LLP as the Auditors of the Company	Management	For	For
8	Authorize the Directors to fix the remuneration of Ernst & Young LLP	Management	For	For
9
Authorize the Directors, pursuant to Section 551 of the Companies
Act 2006, to allot relevant securities  Allotment Rights ; up to an aggregate nominal amount of GBP 4,249,438.17;  Authority
expires at earlier the conclusion of the next AGM of the Company or 10 NOV 2011 ; and the Directors shall entitled to allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
		Management	For	For
S.10
Authorize the Directors, subject to the passing of Resolution 9 and pursuant to Section 570 of the 2006 Act, to allot equity securities
Section 560  for cash, pursuant to the authority conferred by
Resolution 9, disapplying the statutory pre-emption rights  Section
561 , provided that this power is limited to the allotment of equity securities: a) in connection with a rights issue, open offer or other offer of securities in favor of ordinary shareholders; b) up to an aggregate nominal amount of GBP 643,854.25; Authority shall
expire upon the expiry of the general authority conferred by
Resolution 9 ; and the Directors shall be entitled to allot equity securities pursuant to any such offer or agreement as if the power conferred hereby not expired
		Management	For	For
S.11	Approve the general meeting of the Company that is not AGM may be called by not less than 14 clear days' notice	Management	For	For
S.12
Authorize the Company, pursuant to Section 701 of the
Companies Act 2006, to make market purchases  Section 693 of the Act  of up to 62,298,429 ordinary shares, at a minimum price which is the nominal value of such share; and a maximum price which may be paid for such a share is the maximum price
permitted under the Financial Services Authority's Listing rules or in case of a tender offer, 5% of the average middle market
quotations for such shares derived from the London Stock
Exchange Daily Official List, over the previous 5 business days immediately preceding the date on which the terms of the tender offer are announced;  Authority expires the earlier of the
conclusion of the next AGM of the Company or 10 NOV 2011 ;
Contd.
		Management	For	For
CONT
Contd. and the Company, before the expiry, may make a contract to purchase-ordinary shares which will or may be executed wholly or partly after such-expiry; and all shares purchased pursuant to the authority conferred by this-resolution 11 shall be cancelled immediately on completion of the purchase or-held in treasury
Non-Voting
13
Approve and adopt the rules of the Capita Group Plc SAYE Plan the SAYE Plan , the principal terms as specified and authorize the
Directors of the Company to make such amendments to the SAYE
Plan as may be necessary to obtain HMRC, to the SAYE Plan and to do all things necessary to carry the SAYE Plan into effect; and
authorize the Directors of the Company to establish further plans based on the SAYE Plan but modified to take account of local tax, exchange control or securities Laws in any overseas jurisdiction provided that the shares made available under the SAYE Plan are treated as counting towards the limits on participation in the SAYE
Plan
		Management	For	For
14
Approve and adopt the rules of the Capita Group Plc 2010
Deferred Annual Bonus Plan  the DAB Plan , the principal terms as specified and authorize the Directors of the Company to do or procure to be done all such acts and things as they, in their absolute discretion may consider necessary or desirable to
implement the DAB Plan in accordance with its terms; and
authorize the Directors of the Company to establish further plans based on the DAB Plan but modified to take account of local tax, exchange control or securities Laws in any overseas jurisdiction provided that the shares made available under such further Plans are treated as counting towards the limits on participation in the
DAB Plan
		Management	For	For

GOME ELECTRICAL APPLIANCES HOLDING LTD
Security	G3978C124	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	11-May-2010
ISIN	BMG3978C1249	Agenda		702376206 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS NUMBERS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100412/LTN2 0100412017.pdf	Non-Voting
1	Receive and adopt the audited financial statements and the reports of the Directors and Auditors for the YE 31 DEC 2009	Management	For	For
2.a	Re-elect Mr. Ng Kin Wah as an Executive Director of the Company	Management	For	For
2.b	Re-elect Mr. Zhu Jia as a Non-Executive Director of the Company	Management	For	For
2.c	Re-elect Mr. Ian Andrew Reynolds as a Non-Executive Director of the Company	Management	For	For
2.d	Re-elect Ms. Wang Li Hong as a Non-Executive Director of the Company	Management	For	For
2.e	Re-elect Mr. Sze Tsai Ping, Michael as an Independent Non- Executive Director of the Company	Management	For	For
2.f	Re-elect Mr. Chan Yuk Sang as an Independent Non-Executive Director of the Company	Management	For	For
2.g	Authorize the Board of Directors of the Company to fix the Directors' remuneration	Management	For	For
3	Re-appoint Ernst & Young as the Auditors of the Company and authorize the Board of Directors of the Company to fix their remuneration	Management	For	For
4	Authorize the Directors of the Company the to allot, issue and deal with the Company's shares	Management	For	For
5	Authorize the Directors of the Company to repurchase the Company's shares	Management	For	For
6	Authorize the Directors of the Company to allot, issue and deal with the Company's shares, pursuant to resolution no. 4 by the number of shares repurchased	Management	For	For
0	Any other business	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN RECORD DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DE-CIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

SOLVAY S A
Security	B82095116	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	11-May-2010
ISIN	BE0003470755	Agenda		702389328 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
CMMT
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
1	Receive the Management reports on the operations of the 2009 FY - External-Auditor's reports	Non-Voting
2	Approve the report on Corporate Governance including on remuneration policy	Management	For	For
3	Consolidated accounts of the 2009 FY	Non-Voting
4
Approve the annual accounts, the allocation of profits and the gross dividend distribution for fully-paid shares at EUR 2.9333 or
EUR 2.20 (net of Belgian withholding tax). In view of the EUR 0.90
(net of Belgian withholding tax) interim dividend paid on 14 JAN
2010 the balance of the dividend to be distributed amounts to
EUR 1.30 net of Belgian withholding tax), payable as of 18 MAY
2010
		Management	For	For
5.a	Grant to discharge to the Directors for the operations of the 2009 FY	Management	For	For
5.b	Grant to discharge to the External Auditor for the operations of the 2009 FY	Management	For	For
6.a	Appointment of Mr. Yve S-Thibault De Silguy as a Director to take over the mandate of Mr. Whitso N Sadler mandate	Management	For	For
6.b
Appoint of Mr. Yves-Thibault de Silguy as an Independent Director
within the Board of Directors; during its meeting of 01 MAR 2010, the Works Council of Solvay S.A. Brussels was informed about it, according to the Article 524 of the Code of Companies
		Management	For	For
6.c	Election of Evelyn du Monceau as non independent Director to replace Mr. Karel Van Miert	Management	For	For
6.d.1	Re-elect Mr. Denis Solvay, as a Director for a period of 4 years, their term of office will expire immediately after the AGM of May 2014	Management	For	For
6.d.2	Re-elect Mr. Jean Martin Folz, as a Director for a period of 4 years, their term of office will expire immediately after the AGM of May 2014	Management	For	For
6.d.3	Re-elect Mr. Jean Van Zeebroeck, as a Director for a period of 4 years,their term of office will expire immediately after the AGM of May 2014	Management	For	For
6.d.4	Re-elect Mr. Bernhard Scheuble, as a Director for a period of 4 years, their term of office will expire immediately after the AGM of May 2014	Management	For	For
6.d.5	Re-elect ET Mr. Anton Van Rossum, as a Director for a period of 4 years, their term of office will expire immediately after the AGM of May 2014	Management	For	For
6.e.1
Approve to confirm Mr. Jean Martin Folz, as an Independent
Director within the Board of Directors; during its meeting of 01
MAR 2010, the Works Council of Solvay S.A. Brussels was
informed about it, according to the Article 524 of the Code of
Companies
		Management	For	For
6.e.2
Approve to confirm Mr. Jean Van Zeebroeck, as an Independent
Director within the Board of Directors, during its meeting of 01
MAR 2010, the Works Council of Solvay S.A. Brussels was
informed about it, according to the Article 524 of the Code of
Companies
		Management	For	For
6.e.3
Approve to confirm Mr. Bernhard Scheuble, as an Independent
Director within the Board of Directors, during its meeting of 01
MAR 2010, the Works Council of Solvay S.A. Brussels was
informed about it, according to the Article 524 of the Code of
Companies
		Management	For	For
6.e.4
Approve to confirm ET Mr. Anton Van Rossum, as an Independent
Director within the Board of Directors, during its meeting of 01
MAR 2010, the Works Council of Solvay S.A. Brussels was
informed about it, according to the Article 524 of the Code of
Companies
		Management	For	For
6.f.1
Appointment of Charles Casimir-Lambert as an Independent
Director within the Board of Directors; during its meeting of 01
MAR 2010, the Works Council of Solvay S.A. Brussels was
informed about it, according to the Article 524 of the Code of
Companies
		Management	For	For
6.f.2
Appointment of Baron Herve Coppens D'eeckenbrugge as an
Independent Director within the Board of Directors; during its meeting of 01 MAR 2010, the Works Council of Solvay S.A.
Brussels was informed about it, according to the Article 524 of the
Code of Companies
		Management	For	For
7.a
Appointment of the International Audit Company Deloitte
represented by Mr. Eric Nys as an External Auditor for a 3 year period; his term will expire immediately after the AGM of MAY
2013; during its meeting of March 01, the Works Council of Solvay
S.A. Brussels the Works Council of Solvay S.A. Brussels was
informed about it, according to the Article 156 of the Code of
Companies
		Management	For	For
7.b
Approve to set the remuneration of the External Auditor, which include statutory audits, the consolidated financial statements and
IFRS reporting, to EUR 354,818 for 2010, EUR 351,270 for the year 2011 and EUR 351,270 for year 2012; from FY 2011, the
amounts will be increased annually for inflation (index of
consumer prices from December to December)
		Management	For	For
7.c
Appointment of the International Audit Company Deloitte
represented by Mr. Frank Verhaegen as a Substitute External
Auditor for a 3-year period; his term will expire immediately after the AGM of MAY 2013; during its meeting of March 29, the Works
Council of Solvay S.A. Brussels the Works Council of Solvay S.A.
Brussels was informed about it, according to the Article 156 of the
Code of Companies
		Management	For	For
8	Any other business	Non-Voting

SKANDINAVISKA ENSKILDA BANKEN, STOCKHOLM
Security	W25381141	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	11-May-2010
ISIN	SE0000148884	Agenda		702393884 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID VO-TE OPTION. THANK YOU	Non-Voting

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID  657290 DUE TO CHANGE IN V-OTING STATUS. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED A-ND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1	Opening of the meeting	Non-Voting
2	Election of Sven Unger, Member of the Swedish Bar Association, as a Chairman	Non-Voting
3	Preparation and approval of the voting list	Non-Voting
4	Approval of the agenda	Non-Voting
5	Election of one or two persons to check the minutes of the meeting together wi-th the Chairman	Non-Voting
6	Determination of whether the meeting has been duly convened	Non-Voting
7	Presentation of the annual report and the Auditor's report as well as the cons-olidated accounts and Auditors report on the consolidated accounts	Non-Voting
8	The President's speech	Non-Voting
9	Adopt the profit and loss account and balance sheet as well as the consolidated profit and loss account and consolidated balance sheet	Management	For	For
10
Approve a dividend of SEK 1 per share and Monday 17 MAY 2010 as record date for the dividend, if the meeting decides according to the proposal, the dividend is expected to be distributed by
Euroclear on Thursday 20 MAY 2010
		Management	For	For
11	Grant discharge from liability of the Members of the Board of Directors and the President	Management	For	For
12	Approve the information concerning the work of the Nomination Committee	Management	For	For
13	Approve to determine the number of Directors to be elected by the meeting be set at 11	Management	For	For
14
Approve an unchanged Directors' fee of SEK 7,587,500 to be
distributed as follows: SEK 2,062,500 to the Chairman of the
Board of Directors, SEK 3,525,000 to other Directors elected by the AGM who are not employed in the Bank to be distributed with
SEK 450,000 each to the Vice Chairman and SEK 375,000 to
other Directors, and SEK 2,000,000 for committee work to be
distributed as follows: Risk & Capital Committee, Chairman SEK
510,000, other member SEK 325,000, Audit & Compliance
Committee, Chairman SEK 387,500, other member SEK 195,000
and Remuneration & Human Resources Committee, Chairman
SEK 387,500, other member SEK 195,000; no fee for Committee
work is distributed to the Chairman of the Board and employees in the Bank; Auditors' fee payable according to approved invoice
		Management	For	For
15
Re-elect Annika Falkengren, Urban Jansson,Tuve Johannesson,
Christine Novakovic, Jesper Oresen, Carl Wilhelm Ros, Jacob
Wallenberg and Marcus Wallenberg and election of Birgitta
Kantola and Signhild Arnegard Hansen as the Directors and
Marcus Wallenberg as the Chairman of the Board of Directors
		Management	For	For
16	Approve the decision on a Nomination Committee	Management	For	For
17	Approve the specified guidelines for salary and other remuneration for the President and Members of Group Executive Committee	Management	For	For
18A	Approve the Share Savings Programme 2010	Management	For	For
18B	Approve the Performance Share Programme 2010	Management	For	For
18C	Approve the Share Matching Programme 2010	Management	For	For
19A
Approve to allow the Bank to purchase shares in the Bank in its securities business on a regular basis during the time up to and including the 2011 AGM in accordance with Chapter 7, Section 6 of the Securities Markets Act lagen 2007: 528 om
vardepappersmarknaden up to a number not exceeding 3% of the total number of shares issued at each time in the Bank; the price of the shares purchased shall be the market price prevailing at the time of acquisition
		Management	For	For
19B
Authorize the Board of Directors to decide on the acquisition and sale on the stock exchange of the Bank's own Class A-shares for the year 2010 and previous years' long term equity based
programmes up to a number of 39,100,000 shares; the
authorization may be utilized on one or more occasions; however not longer than until the 2011 AGM; acquisition and sale of shares may only take place at a price within the price interval at any time recorded on the stock exchange, and this shall refer to the internal between the highest buying price and the lowest selling price
		Management	For	For
19C
Approve to resolve that a maximum number of the acquired Class
A-shares in the Bank, corresponding to the number of
performance shares and shares respectively under the 2010 three long term equity based programmes, including compensation for dividends, may be sold/transferred to the participants under the programmes who are entitled to acquire/receive shares; each and every participant has the right to acquire/receive a maximum of the number of shares that follows from the terms and conditions of the programmes respectively; the right may be exercised in the periods established under the programmes
		Management	For	For
19D	Authorize the Board to decide on the acquisition and sale of the Bank's own Class A-shares and/or Class C-shares, mainly on the specified conditions	Management	For	For
20
Amend Section 8 of the Articles of Association to comply with new requirements on notice to general meetings of shareholders in the
Swedish Companies Act expected to come into force before the
AGM in 2011
		Management	For	For
21	Approve the appointment of Auditors of foundations that have delegated their business to the bank	Management	For	For
22	Closing of the AGM	Non-Voting

ARCELORMITTAL SA, LUXEMBOURG
Security	L0302D129	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	11-May-2010
ISIN	LU0323134006	Agenda		702403938 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 680767 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

Presentation of the Management report of the Board of Directors and the report-s of the Independent Company Auditor on the
annual accounts of the parent Comp-any prepared in accordance with the laws and regulations of the Grand-Duchy of-Luxembourg
(the Parent Company Annual Accounts) and the consolidated
financia-l statements of the ArcelorMittal group prepared in accordance with the Intern-ational Financial Reporting Standards as adopted in the European Union (the Co-nsolidated Financial
Statements) for the FY 2009
Non-Voting
1.	Approve the consolidated financial statements for the FY 2009 in their entirety, with a resulting consolidated net income of USD 75 million	Management	For	For
2.
Approve the Parent Company Annual Accounts for the FY 2009 in
their entirety, with a resulting loss for ArcelorMittal as Parent
Company of the ArcelorMittal group of USD 507,141,204
[established in accordance with the laws and regulations of the
Grand-Duchy of Luxembourg, as compared to the consolidated
net income of USD 75 million established in accordance with
International Financial Reporting Standards as adopted in the
European Union, the subject of the first Resolution]
		Management	For	For
3.
Acknowledge that: (i) the loss for the year amounts to USD
507,141,204, (ii) the amount of the loss is set off against the Profit brought forward (Report a nouveau) of USD 26,525,260,379, and
(iii) no allocation to the legal reserve or to the reserve for shares held in treasury is required; on this basis, the General Meeting, upon the proposal of the Board of Directors, decides to allocate the results of the Company based on the Parent Company annual accounts for the FY 2009 as specified; that dividends are paid in four equal quarterly installments of USD 0.1875 (gross) per share and that the first installment of dividend of USD 0.1875 (gross) per share has been paid on 15 MAR 2010
		Management	For	For
4.	Approve to set the amount of annual Directors' compensation to be allocated to the members of the Board of Directors in relation to the FY 2009 at USD 2,564,923	Management	For	For
5.	Grant discharge to the members of the Board of Directors in relation to the FY 2009	Management	For	For
6.
Acknowledge the mandate of the Mr. John O. Castegnaro, Mrs.
Vanisha Mittal Bhatia and Mr. Jose Ramon Alvarez Rendueles
Medina as the Directors has come to an end effective on the date of this General Meeting and that Mr. Jeannot Krecke has been co-
opted as a member of the Board of Directors of the Company in replacement of Mr. Georges Schmit effective 01 JAN 2010
		Management	For	For
7.	Re-elect Mrs. Vanisha Mittal Bhatia for a 3-year mandate that will automatically expire on the date of the general meeting of shareholders to be held in 2013	Management	For	For
8.	Elect Mr. Jeannot Krecke for a 3-year mandate that will automatically expire on the date of the general meeting of shareholders to be held in 2013	Management	For	For
9.
Approve: (a) to cancel with effect as of the date of this General
Meeting the authorization granted to the Board of Directors by the general meeting of shareholders held on 12 MAY 2009 with
respect to the share buy-back programme, and (b) to authorize, effective immediately after this General Meeting, the Board of
Directors of the Company, with option to delegate, and the
corporate bodies of the other companies in the ArcelorMittal group in accordance with the Luxembourg law of 10 AUG 1915 on
commercial companies, as amended (the Law), to acquire and sell shares in the Company in accordance with the Law and any other applicable laws and regulations, including but not limited to entering into off-market and over-the-counter transactions and to acquire shares in the Company through derivative financial
instruments
		Management	For	For
10.
Appoint Deloitte S.A., with registered office at 560, rue de
Neudorf, L-2220 Luxembourg, Grand-Duchy of Luxembourg, as
independent company auditor (Reviseur d Entreprises) for the purposes of an Independent Audit of the Parent Company annual accounts and the consolidated financial statements for the FY
2010
		Management	For	For
11.
Authorize the Board of Directors the power to issue share options or other equity-based awards and incentives to all eligible
employees under the LTIP for a number of Company s shares not exceeding 8,500,000 options on fully paid-up shares, which may either be newly issued shares or shares held in treasury, during the period from this General Meeting until the general meeting of shareholders to be held in 2011 (the Maximum Number),
provided, that the share options will be issued at an exercise price that is not less than the average of the highest and the lowest trading price on the New York Stock Exchange on the day
immediately prior to the grant date, which date will be decided by the Board of Directors and will be within the respective periods specified in the LTIP; (b) to decide and implement any increase in the Maximum Number by the additional number that may be
necessary to preserve the rights of the option holders in the event of the occurrence a transaction impacting the Company s share capital; and (c) do or cause to be done all such further acts and things as the Board of Directors may determine to be necessary or advisable in order to implement the content and purpose of this resolution; acknowledge that the Maximum Number represents
about 0.54% of the Company's current issued share capital on a fully diluted basis
		Management	For	For
12.
Authorize the Board of Directors to: (a) implement the Employee
Share Purchase Plan 2010 (ESPP 2010) reserved for all or part of the employees of all or part of the companies comprised within the scope of consolidation of the consolidated financial statements for a maximum number of 2,500,000 ArcelorMittal shares; and (b) for the purposes of the implementation of the ESPP 2010, issue new shares within the limits of the Company's authorized share capital and/or deliver treasury shares up to a maximum of 2,500,000 fully paid-up ArcelorMittal shares during the period from this General
Meeting to the general meeting of shareholders to be held in
2011; and (c) do or cause to be done all such further acts and things as the Board of Directors may determine to be necessary or advisable in order to implement the content and purpose of this resolution; acknowledge that the maximum total number of
2,500,000 shares of the Company represents about 0.16 % of the
Company's current issued share capital on a fully diluted basis
		Management	For	For
E.13
Approve, in accordance with Article 7.3, Paragraph 3, of the
Articles of Association of the Company, the General Meeting
decides to assent to direct or indirect transfers of shares of the
Company among persons included in the definition of Mittal
Shareholder (as defined in Article 8.4 of the Articles of
Association), including without limitation by means of transfers to trustees of trusts of which Mr. and/or Mrs. Lakshmi N. Mittal and/or their heirs and successors are beneficiaries
		Management	For	For

FRESENIUS MEDICAL CARE AG & CO. KGAA, BAYERN
Security	D2734Z107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	11-May-2010
ISIN	DE0005785802	Agenda		702412937 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 677554 DUE TO RESOLUTION 1-BEING A VOTABLE
RESOLUTION. ALL VOTES RECEIVED ON THE PREVIOUS
MEETING WILL B-E DISREGARDED AND YOU WILL NEED TO
REINSTRUCT ON THIS MEETING NOTICE. PLEASE K-INDLY
REINSTRUCT BY 05/05/2010 14:00 EST. THANK YOU.
Non-Voting

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS USUAL
THANK YOU.
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS  20.04.2010, WHEREAS-THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
GE-RMAN LAW. THANK YOU.
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY with the report of the Supervisory Board, the Group
financial statements, the Group annual report, and the reports pursuant to Sections 289(4) and 315(4) of the German
Commercial Code
		Management	For	For
2.
Resolution on the appropriation of the distributable profit of EUR
748,591,242.19 as follows: Payment of a dividend of EUR 0.61 per ordinary share and EUR 0.63 per preferred share are EUR
565,738,668.20 shall be carried forward Ex-dividend and payable date: 12 MAY 2010
		Management	For	For
3.	Ratification of the acts of the General Partner	Management	For	For
4.	Ratification of the acts of the Supervisory Board	Management	For	For
5.	Resolution on the approval of the Remuneration System of the Management Board members of the General Partner	Management	For	For
6.	Appointment of the Auditors for the 2010 FY: KPMG AG, Berlin	Management	For	For
7.
Resolution on the creation of authorized capital and the
corresponding amendment to the Articles of Association, a) the existing authorized capital I of up to 35,000,000 shall be revoked, the General Partner shall be authorized, with the consent of the
Supervisory Board, to increase the share capital by up to EUR
35,000,000 through the issue of new ordinary shares against
payment in cash, on or before 10 MAY 2015 (authorized capital
2010/I), Shareholders shall be granted subscription rights except for residual amounts, b) the existing authorized capital II of up to
25,000,000 shall be revoked, the General Partner shall be
authorized, with the consent of the Supervisory Board, to increase
		Management	For	For

the share capital by up to EUR 25,000,000 through the issue of new ordinary shares against payment in cash and/or kind, on or before 10 MAY 2015 (authorized capital 2010/II), Shareholders shall be granted subscription rights except for the issue of shares against payment in kind, and for a capital increase of up to 10% of the share capital against contributions in cash if the shares are issued at a price not materially below their market price

8.
Amendments to the Articles of Association in accordance with the
Law on the Implementation of the Shareholder Rights Directive
(ARUG) Section 14, in respect of the shareholders' meeting being convened at least 30 days prior to the meeting, the day of the convocation and the day of the shareholders' meeting not being included in the calculation of the 30 day period Section 15(1), in respect of shareholders being entitled to participate in and vote at the shareholders' meeting if they register with the Company by the sixth day prior to the meeting and provide evidence of their shareholding as per the statutory record date Section 15(2), in respect of members of the Supervisory Board also being able to attend the shareholders' meeting by electronic means of
communication, Section 15(3), in respect of proxy-voting
instructions being issued in written form
		Management	For	For

TENCENT HLDGS LTD
Security	G87572148	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	12-May-2010
ISIN	KYG875721485	Agenda		702319624 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Receive the audited financial statements and the reports of the Directors and Auditors for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend	Management	For	For
3.1.a	Re-elect Mr. Zhang Zhidong as a Director	Management	For	For
3.1.b	Re-elect Mr. Charles St Leger Searle as a Director	Management	For	For
3.2	Authorize the Board of Directors to fix the Directors' remuneration	Management	For	For
4	Re-appointment of Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For
5
Authorize the director, subject to paragraph (c), a general
mandate be and is hereby unconditionally granted to the Directors of the Company to exercise during the Relevant Period all the powers of the Company to allot, issue and dispose of shares in the Company and to make or grant offers, agreements, options or warrants which would or might require the exercise of such
powers; b) the mandate in paragraph (a) shall authorize the
Directors of the Company during the Relevant Period to make or grant offers, agreements and options which would or might require the exercise of such powers after the end of the Relevant Period;
c) the aggregate nominal value of share capital allotted or agreed conditionally or unconditionally to be allotted  whether pursuant to an option or otherwise  by the Directors of the Company pursuant to the mandate in paragraph (a), CONTD..
		Management	For	For
-
..CONTD otherwise than pursuant to i) a rights issue, or ii) any option-scheme or similar arrangement for the time being adopted for the grant or-issue to the officers and/or employees of the
Company and/or any of its-subsidiaries of shares or rights to acquire shares of the Company or iii) any-scrip dividend or similar arrangement pursuant to the articles of association-of the
Company from time to time, shall not exceed 20% of the
aggregate-nominal amount of the share capital of the Company in issue at the date of-this Resolution and the said mandate shall be limited accordingly; and-Authority expires the earlier of the conclusion of the next AGM or the-expiration of the period within which the next AGM is to be held by law
Non-Voting
6
Authorize the Directors, a general mandate unconditionally
granted to the Directors of the Company to exercise during the
Relevant Period all the powers of the Company to purchase or otherwise acquire shares in the capital of the Company in
accordance with all applicable laws and the requirements of the
Rules Governing the Listing of Securities on The Stock Exchange
of Hong Kong Limited, provided that the aggregate nominal
amount of shares so purchased or otherwise acquired shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of this Resolution; and
Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM is to be held by law
		Management	For	For
7
Approve the conditional upon the passing of Resolutions 5 and 6 set out in the Notice convening this Meeting, the aggregate
nominal amount of the shares which are purchased or otherwise acquired by the Company pursuant to Resolution 6 shall be added to the aggregate nominal amount of the shares which may be
issued pursuant to Resolution 5
		Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

BG GROUP PLC
Security	G1245Z108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	12-May-2010
ISIN	GB0008762899	Agenda		702320374 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the accounts and reports of the Directors and the Auditors for the YE 31 DEC 2009	Management	For	For
2.	Approve the remuneration report of the BG Group plc annual report and accounts for the YE 31 DEC 2009	Management	For	For
3.
Declare a final dividend in respect of the YE 31 DEC 2009 of 6.73 pence per ordinary share payable on 21 MAY 2010 to holders of ordinary shares on the register of shareholders of the Company at the close of business on 16 APR 2010
		Management	For	For
4.	Election of Mark Seligman as a Director of the Company	Management	For	For
5.	Re-elect Peter Backhouse as a Director of the Company, who retires by rotation	Management	For	For
6.	Re-elect Lord Sharman as a Director of the Company, who retires by rotation	Management	For	For
7.	Re-elect Philippe Varin, as a Director of the Company, who retires by rotation	Management	For	For
8.	Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company, to hold office until the conclusion of the next general meeting at which accounts are laid before the Company	Management	For	For
9.	Authorize the Audit Committee to approve the remuneration of the Auditors	Management	For	For
10.
Authorize the Company, with Sections 366 and 367 of the
Companies Act 2006 [the "Act"], and all Companies which are
subsidiaries of the Company during the period when this
resolution has effect to; make political donations to political parties or independent election candidates up to a total aggregate
amount of GBP15,000; make political donations to political
organisations other than political parties up to a total aggregate amount of GBP 15,000; and incur political expenditure up to a total aggregate amount of GBP 20,000; [Authority expires at the conclusion of the next AGM of the Company]; provided that, in any event, the total aggregate amount of all political donations and political expenditure incurred by the Company and its subsidiaries in such period shall not exceed GBP 50,000; for the purposes of this resolution, 'political donations', 'political organisations',
'political parties' and 'political expenditure' shall have the meanings given to them in Sections 363 to 365 of the Act
		Management	For	For
11.
Authorize the Directors in accordance with Section 551 of the Act to exercise all the powers of the Company to allot shares in the
Company and to grant rights to subscribe for, or to convert any security into, shares in the Company ["Rights"]; up to an
aggregate nominal amount of GBP 115,641,305; and up to a
further aggregate nominal amount of 112,536,365 provided that [i]
they are equity securities [within the meaning of Section 560[1] of the Act], and [ii] they are offered by way of a rights issue to holders of ordinary shares on the register of Members at such record date as the Directors may determine where the equity
securities respectively attributable to the interests of the ordinary shareholders are proportionate [as nearly as may be practicable]
to the respective numbers of ordinary shares held or deemed to
		Management	For	For

be held by them on any such record date end to other holders of equity securities entitled to participate therein, subject to such exclusions or other arrangements as the Directors may deem
necessary or expedient to deal with treasury shares, fractional entitlements or legal or practical problems arising under the laws of any overseas territory or the requirements of any regulatory body or stock exchange or by virtue of shares being represented by depositary receipts or any other matter; [Authority expires at the conclusion of the next AGM of the Company]; the Directors shall be entitled to make offers or agreements before the expiry of such authority which would or might require shares to be allotted or Rights to be granted after such expiry and the Directors shall be entitled to allot shares and grant Rights pursuant to any such offer or agreement as if this authority had not expired; and all
unexercised authorities previously granted to the Directors to allot shares and grant Rights be and are hereby revoked

S.12
Authorize the Directors, pursuant to Sections 570 and 573 of the
Act to allot equity securities [within the meaning of Section 560 of the Act] for cash either pursuant to the authority conferred by
Resolution 11 above or by way of a sale of treasury shares as if
Section 561[1] of the Act did not apply to any such allotment provided that this power shall be limited to: the allotment of equity securities in connection with an offer of securities [but in the case of the authority granted under paragraph II of the Resolution 11 by way of a rights issue only] in favour of the holders of ordinary shares on the register of Members at such record date as the
Directors may determine and other persons entitled to participate therein, where the equity securities respectively attributable to the interests of the ordinary shareholders are proportionate [as nearly as may be practicable] to the respective number of ordinary
shares held or deemed to be held by them on any such record
date, subject to such exclusions or other arrangements as the
Directors may deem necessary or expedient to deal with treasury shares, fractional entitlements or legal or practical problems arising under the laws of any overseas territory or the
requirements of any regulatory body or stock exchange or by
virtue of shares being represented by depositary receipts or any other matter; and the allotment [otherwise than pursuant to sub-
paragraph I of this Resolution 12] to any person or persons of equity securities up to an aggregate nominal amount of
GBP16,880,454; and shall expire upon the expiry of the general authority conferred by Resolution 11 above, the Directors shall be entitled to make offers or agreements before the expiry of such power which would or might require equity securities to be allotted after such expiry and the Directors shall be entitled to allot equity securities pursuant to any such offer or agreement as if the power conferred hereby had not expired
		Management	For	For
S.13
Authorize the Company to make market purchases [within the
meaning of Section 693[4] of the Act] of ordinary shares of 10 pence each of the Company on such terms and in such manner
as the Directors may from time to time determine, provided that:
the maximum number of ordinary shares hereby authorized to be acquired is 337,609,096 representing approximately 10% of the issued ordinary share capital of the Company as at 10 MAR 2010;
the minimum price that may be paid for any such ordinary share is
10 pence, the nominal value of that share; the maximum price that may be paid for any such ordinary share is an amount equal to
105% of the average of the middle market quotations for an
ordinary share in the Company as derived from the London Stock
Exchange Daily Official List for the five business days immediately preceding the day on which such ordinary share is contracted to
		Management	For	For

be purchased; [Authority expires at the conclusion of the next
AGM of the Company]; and the Company may make a contract to
purchase its ordinary shares under the authority hereby conferred prior to the expiry of such authority, which contract will or may be executed wholly or partly after the expiry of such authority, and may purchase its ordinary shares in pursuance of any such
contract

S.14	Approve the general meeting, other than an AGM, may be called on not less than 14 clear days' notice	Management	For	For
S.15
Approve and adopt, with effect from the conclusion of the AGM, the Articles of Association contained in the document produced to the Meeting and signed by the Chairman for the purposes of
identification as the new Articles of Association of the Company in
substitution for, and to the exclusion of, the Articles of Association of the Company in effect immediately prior to that time
		Management	For	For

UNILEVER PLC
Security	G92087165	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	12-May-2010
ISIN	GB00B10RZP78	Agenda		702322342 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the report and accounts for the YE 31 DEC 2009	Management	For	For
2	Approve the Directors' remuneration report for the YE 31 DEC 2009	Management	For	For
3	Re-elect Mr. P.G.J.M. Polman as a Director	Management	For	For
4	Election of Mr. R.J.M.S. Huet as a Director	Management	For	For
5	Re-elect Professor L.O. Fresco as a Director	Management	For	For
6	Re-elect Ms. A.M. Fudge as a Director	Management	For	For
7	Re-elect Mr. C.E. Golden as a Director	Management	For	For
8	Re-elect Dr. B.E. Grote as a Director	Management	For	For
9	Re-elect Ms. H. Nyasulu as a Director	Management	For	For
10	Re-elect Mr. K.J. Storm as a Director	Management	For	For
11	Re-elect Mr. M. Treschow as a Director	Management	For	For
12	Re-elect Mr. J. Van der Veer as a Director	Management	For	For
13	Re-elect Mr. P. Walsh as a Director	Management	For	For
14	Election of the Rt Hon Sir Malcolm Rifkind MP as a Director	Management	For	For
15	Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company	Management	For	For
16	Authorize the Directors to fix the remuneration of the Auditors	Management	For	For
17	Approve to renew the authority to Directors to issue shaes	Management	For	For
S.18	Approve to renew the authority to Directors to disapply pre- emption rights	Management	For	For
S.19	Approve to renew the authority to the Company to purchase its own shares	Management	For	For
20	Grant authority for Political Donations and Expenditure	Management	For	For
S.21	Approve to shorten the notice period for general meetings	Management	For	For
22	Approve the Management Co-Investment Plan	Management	For	For
S.23	Adopt new Articles of Association of the Company	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

FRESENIUS SE, BAD HOMBURG
Security	D27348107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	12-May-2010
ISIN	DE0005785638	Agenda		702334551 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT THESE SHARES HAVE NO VOTING RIGHTS, SHOULD YOU WISH TO ATTEND-THE MEETING PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD. THANK YOU.	Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS 21 APR 2010, WHEREAS-THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
GE-RMAN LAW. THANK YOU
Non-Voting
1.
Presentation of the financial statements and annual report for the
FY 2009 wit-h the report of the Supervisory Board, the group financial statements and annu-al report, and the report pursuant to
Sections 289(4) and 315(4) of the German-Commercial Code
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
121,841,531-.70 as follows: payment of a dividend of EUR 0.75 per ordinary share payment o-f a dividend of EUR 0.76 per
preference share EUR 48,422.82 shall be carried f-orward ex-
dividend and payable on 13 MAY 2010
Non-Voting
3.	Ratification of the Acts of the Board of Managing Directors	Non-Voting
4.	Ratification of the Acts of the Supervisory Board	Non-Voting
5.	Approval of the compensation system for the Board of Managing Directors in the-FY 2010, as detailed in the annual report	Non-Voting
6.	Appointment of Auditors for the 2010 FY: KPMG AG, Berlin	Non-Voting
7.
Approval of the transformation of the Company into a partnership limited by sh-ares [KGaA] resolution on the transformation of the
Company into Fresenius SE-& Co, KGaA, whose entire share
capital shall comprise ordinary shares; the sha-re capital of the existing Company shall become the share capital of the new C-
ompany, the shareholders of the Company at the time of the
transformation beco-ming the limited shareholders of the new
Company; the ordinary shareholders sh-all receive the same
number of voting ordinary shares in the new Company as th-ey held in the old Company, and the preference shareholders shall receive the-same number of voting ordinary shares in the new
Company as they held non-voti-ng preference shares in the old
Company; the general partner of the new Compan-y shall be
Fresenius Management SE [currently known as Asion SE], a
wholly own-ed subsidiary of else Kroener-Fresenius-Stiftung, the holder of approximately-58% of the Company's ordinary shares;
the new general partner will not hold an-interest in the share capital, nor will it participate in its earnings; appro-val by Asion SE of its entry into the new Company as its general partner, and-
approval by Asion SE of the Articles of Association of the new
Company Freseni-us Management SE [currently known as Asion
Non-Voting

SE], a wholly owned subsidiary of e-lse Kroener-Fresenius-
Stiftung, the holder of approximately 58% of the Company-'s
ordinary shares; the new general partner will not hold an interest in the s-hare capital, nor will it participate in its earnings; approval by Asion SE of-its entry into the new Company as its general partner, and approval by Asion-SE of the Articles of Association of the new Company

8.	Separate resolution of the preference shareholders on the transformation of the Company as per Item 7	Management	For	For
9.1	Elections to the Supervisory Board of Fresenius SE & Co. KGaA: Roland Berger	Non-Voting
9.2	Elections to the Supervisory Board of Fresenius SE & Co. KGaA: Gerd Krick, Kla-us	Non-Voting
9.3	Elections to the Supervisory Board of Fresenius SE & Co. KGaA: Klaus-Peter Mue-ller	Non-Voting
9.4	Elections to the Supervisory Board of Fresenius SE & Co. KGaA: Gerhard Rupprec-ht	Non-Voting
9.5	Elections to the Supervisory Board of Fresenius SE & Co. KGaA: Michael Albrech-t	Non-Voting
9.6	Elections to the Supervisory Board of Fresenius SE & Co. KGaA: Gerhard Roggema-nn	Non-Voting

BNP PARIBAS
Security	F1058Q238	Meeting Type		MIX
Ticker Symbol		Meeting Date	12-May-2010
ISIN	FR0000131104	Agenda		702345770 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-
PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING
INFORMATION IS AVAILABLE BY-CLICKING ON THE
MATERIAL URL LINK:-https://balo.journal-
officiel.gouv.fr/pdf/2010/0310/201003101000643.pdf:-
https://balo.journal-
officiel.gouv.fr/pdf/2010/0407/201004071001050.pdf:
Non-Voting
O.1	Approve the balance sheet and the consolidated financial statements for the FYE on 31 DEC 2009	Management	For	For
O.2	Approve the balance sheet and the financial statements for the FYE on 31 DEC 2009	Management	For	For
O.3	Approve the allocation of income for the FYE on 31 DEC 2009 and distribution of the dividend	Management	For	For
O.4
Approve the Statutory Auditors' special report on the Agreements and Undertakings pursuant to Articles L.225-38 et seq. of the
Commercial Code, including those concluded between a
Company and its corporate officers, but also between companies of a group and mutual leaders of the Company
		Management	For	For
O.5	Authorize the BNP Paribas to repurchase its own shares	Management	For	For
O.6	Approve the renewal of Mr. Louis Schweitzer's term as Board member	Management	For	For
O.7	Appointment of Mr. Michel Tilmant as Board member	Management	For	For
O.8	Appointment of Mr. Emiel Van Broekhoven as Board member	Management	For	For
O.9	Appointment of Mrs. Meglena Kuneva as Board member	Management	For	For
O.10	Appointment of Mr. Jean-Laurent Bonnafe as Board Member	Management	For	For
O.11	Approve the setting the amount of attendances allowances	Management	For	For
E.12	Approve the issuance, with preferential subscription rights, of common shares and securities giving access to the capital or entitling to allocation of debt securities	Management	For	For
E.13	Approve the issuance, with cancellation of preferential subscription rights, of common shares and securities giving access to the capital or entitling to allocation of debt securities	Management	For	For
E.14
Approve the issuance, with cancellation of preferential
subscription rights, of common shares and securities giving
access to the capital in order to remunerate for securities provided under public exchange offers
		Management	For	For
E.15	Approve the issuance, with cancellation of preferential subscription rights, of common shares in order to remunerate for contributions of unlisted securities within the limit of 10% of the capital	Management	For	For
E.16	Authorize the overall limitation for issuance with cancellation of preferential subscription rights	Management	For	For
E.17	Grant authority for the capital increase by incorporation of reserves or profits, issuance premiums or contribution	Management	For	For
E.18	Approve the overall limitation for issuance with or without preferential subscription rights	Management	For	For
E.19
Authorize the Board of Directors to carry out transactions reserved for Members of the Company Saving Plan of BNP Paribas Group,
which may take the form of capital increases and/or sales or transfers of reserved securities
		Management	For	For
E.20	Authorize the Board of Directors to reduce the capital by cancellation of shares	Management	For	For
E.21	Approve the merger absorption of Fortis Banque France by BNP Paribas; consequential increase of the share capital	Management	For	For
E.22	Amend the Statutes consequential to the repurchase of preferred shares	Management	For	For
E.23	Authorize the powers for the formalities	Management	For	For

TULLOW OIL PLC
Security	G91235104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	12-May-2010
ISIN	GB0001500809	Agenda		702357232 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the annual accounts and associated reports	Management	For	For
2	Declare the final dividend of 4.0p per ordinary share	Management	For	For
3	Receive and approve the Director's remuneration report	Management	For	For
4	Re-election of Aidan Heavey as a Director	Management	For	For
5	Re-election of Angus McCoss as a Director	Management	For	For
6	Re-election of David Williams as a Director	Management	For	For
7	Re-election of Pat Plunkett as a Director	Management	For	For
8	Re-appointment of Deloittee LLP as the Auditors and authorize the Directors to determine their remuneration	Management	For	For
9	Approve to renew Director's authority to allot shares	Management	For	For
10	Approve to dis-apply statutory pre-emption rights	Management	For	For
11	Authorize the Company to hold general meeting on no less than 14 clear day's notice	Management	For	For
12	Adopt the new Articles of Association of the Company	Management	For	For
13	Approve the Tullow Oil 2010 Share Option Plan	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN SPELLING OF DIRECTOR NAME-S OF RESOLUTIONS 4
AND 7. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
PLEASE DO NO-T RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS-.
THANK YOU.
Non-Voting

POWER FINL CORP
Security	73927C100	Meeting Type		MIX
Ticker Symbol		Meeting Date	12-May-2010
ISIN	CA73927C1005	Agenda		702372981 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTIONS "1 AND 4" AND 'IN FAVOR' OR 'ABSTAIN' ONLY FOR- RESOLUTION NUMBERS "2.1 TO 2.19 AND 3". THANK YOU.	Non-Voting
S.1	Amend the Articles of the Corporation to increase the maximum number of Directors from 18 to 20	Management	For	For
2.1	Election of J. Brian Aune as a Director	Management	For	For
2.2	Election of Marc A. Bibeau as a Director	Management	For	For
2.3	Election of Andre Desmarais as a Director	Management	For	For
2.4	Election of The Hon. Paul Desmarais as a Director	Management	For	For
2.5	Election of Paul Desmarais, Jr. as a Director	Management	For	For
2.6	Election of Gerald Frere as a Director	Management	For	For
2.7	Election of Anthony R. Graham as a Director	Management	For	For
2.8	Election of Robert Gratton as a Director	Management	For	For
2.9	Election of V. Peter Harder as a Director	Management	For	For
2.10	Election of The Rt. Hon. Donald F. Mazankowski as a Director	Management	For	For
2.11	Election of Raymond L. McFeetors as a Director	Management	For	For
2.12	Election of Jerry E.A. Nickerson as a Director	Management	For	For
2.13	Election of R. Jeffrey Orr as a Director	Management	For	For
2.14	Election of Michel Plessis-Belair as a Director	Management	For	For
2.15	Election of Henri-Paul Rousseau as a Director	Management	For	For
2.16	Election of Louise Roy as a Director	Management	For	For
2.17	Election of Raymond Royer as a Director	Management	For	For
2.18	Election of Amaury de Seze as a Director	Management	For	For
2.19	Election of Emoke J.E. Szathmary as a Director	Management	For	For
3	Appointment of Deloitte & Touche LLP as the Auditors	Management	For	For
0	To Receive the consolidated financial statements for the YE 31 DEC 2009 and-the Auditors' report thereon	Non-Voting
4
PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:
Adopt the policy that would limit the number of Board and
Committee interlocks among related companies and disclose to shareholders how the company is taking steps to ensure that two thirds of the Board is independent as promoted by governance best practices
		Shareholder	Against	For
0	Transact such other business	Non-Voting

DEXIA SA, BRUXELLES
Security	B3357R218	Meeting Type		MIX
Ticker Symbol		Meeting Date	12-May-2010
ISIN	BE0003796134	Agenda		702391575 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting
I	Communication of the Management report from the Board of Directors, and the re-ports of the Auditor for the FY 2009 and the annual and the consolidated finan-cial statements	Non-Voting
II.1	Approve the financial statements for the 2009 FY	Management	For	For
II.2	Approve to allocate the profit	Management	For	For
II.3	Grant discharge to the Directors	Management	For	For
II.4	Grant discharge to the Auditor	Management	For	For
II.5	Appointment of Mr. Stefaan Decraene as a Director, for a new mandate and for a term of 4 years	Management	For	For
II.6	Appointment of Mr. Robert De Metz as a Director, for a new mandate and for a term of 4 years	Management	For	For
II.7	Appointment of Mr. Christian Giacomotto as a Director, for a new mandate and for a term of 4 years expiring at the close of the 2014 ordinary Shareholders' meeting	Management	For	For
II.8	Appointment of Mr. Bernard Thiry as a Director, for a new mandate and for a term of 4 years	Management	For	For
II.9	Appointment of Ms. Brigitte Chanoine as a Director for a term of 4 years	Management	For	For
II.10	Appointment of Ms. Isabelle Bouillot as a Director for a term of 4 years	Management	For	For
II.11	Appointment of Mr. Olivier Bourges as a Director, for a new mandate and for a term of 4 years	Management	For	For
II.12	Appointment of Mr. Hubert Reynier as a Director, for a new mandate and for a term of 4 years	Management	For	For
II.13	Appointment of Mr. Gilles Benoist as a Director for a term of 4 years	Management	For	For
II.14	Appointment of Mr. Serge Kubla as a Director for a term of 4 years	Management	For	For
II.15	Appointment of Mr. Marc Tinant as a Director for a term of 4 years	Management	For	For
II.16
Approve to confirm that the Directors listed effectively fulfill the criteria for independence established in the Article 526 ter of the
Company Code, for the requirements of the procedure described in Article 524 of the code
		Management	For	For
E.I	Approve the authorization to increase the capital within the limits of the authorized capital in a period of a public take-over bid	Management	For	For
E.II	Approve the authorization to acquire and to dispose of the Company's own shares in order to prevent the Company from suffering any serious and imminent loss	Management	For	For
E.III	Approve to cancel existing subscription rights [warrants], to issue subscription rights and to increase the capital	Management	For	For
E.IV	Approve to increase the share capital by capitalization of the reserves and to issue bonus shares	Management	For	For
E.V	Amend the Articles of Association in order to rectify a technical error that occurred during the modification of the Articles of Association on 24 JUN 2009	Management	For	For
E.Vi
Approve to give the necessary powers within the Company to
ensure the execution of the solutions passed by the present
ordinary and extraordinary Shareholders' meetings and in
particular to ensure the fulfillment of the formalities necessary to the coordination of the Company's Articles of Association and the
publication of the resolutions
		Management	For	For

AMP LTD
Security	Q0344G101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	13-May-2010
ISIN	AU000000AMP6	Agenda		702314737 - Management
Item	Proposal	Type	Vote	For/Against Management
-
VOTING EXCLUSIONS APPLY TO THIS MEETING FOR
PROPOSALS 2 AND 6 VOTES CAST BY-ANY INDIVIDUAL OR
RELATED PARTY WHO BENEFIT FROM THE PASSING OF
THE-PROPOSAL/S WILL BE DISREGARDED. HENCE, IF YOU
HAVE OBTAINED BENEFIT OR DO-EXPECT TO OBTAIN
FUTURE BENEFIT YOU SHOULD NOT VOTE (OR VOTE
"ABSTAIN") FOR-THE RELEVANT PROPOSAL ITEMS
Non-Voting
1	To receive and consider the financial report, the Directors' report and the-Auditors' report for the YE 31 DEC 2009	Non-Voting
2	Approve, for the purposes of ASX Listing Rule 7.4, the issue of shares by AMP Limited as and on the basis as specified	Management	For	For
3.A	Re-elect Peter Mason as a Director	Management	For	For
3.B	Re-elect John Palmer as a Director	Management	For	For
3.C	Re-elect Richard Grellman as a Director	Management	For	For
3.D	Election of Paul Fegan as a Director	Management	For	For
4	Approve the remuneration report for the YE 31 DEC 2009	Management	For	For
5
Grant authority for the acquisition by the Managing Director of
AMP Limited, Mr. Craig Dunn, of:  a  performance rights as the
Managing Director's long-term incentive for 2010  b  shares in
AMP Limited on the exercise of some or all of those performance rights, as and on the basis specified
		Management	For	For
6
Approve, with effect from the day after the conclusion of the 2010
AGM of AMP Limited, the remuneration for the services of Non-
Executive Directors of AMP Limited is increased by AUD 500,000 to an aggregate maximum sum of AUD 3.5 million per annum;
such remuneration is to be divided among the Non-Executive
Directors in such proportion and manner as the Directors agree or, in default of agreement, equally  and to be taken to accrue from day to day
		Management	For	For

SWIRE PAC LTD
Security	Y83310105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	13-May-2010
ISIN	HK0019000162	Agenda		702349261 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Declare the final dividends	Management	For	For
2.a	Re-elect P.A. Johansen as a Director	Management	For	For
2.b	Re-elect J.R. Slosar as a Director	Management	For	For
3	Re-appoint PricewaterhouseCoopers as the Auditors and authorize the Directors to fix their remuneration	Management	For	For
4
Authorize the Directors, subject to this resolution, during the relevant period of all the powers of the Company to make on-
market share repurchases (within the meaning of the Code on
Share Repurchases); the aggregate nominal amount of any class of the Company's shares which may be repurchased pursuant to the approval in paragraph (a) above shall not exceed 10% of the aggregate nominal amount of the shares of that class in issue at the date of passing this Resolution; and  Authority expires at the conclusion of the next AGM of the Company; the expiration of the period within which the next AGM of the Company is required by law to be held; and the revocation or variation of the authority given under this Resolution by ordinary resolution of the
shareholders in general meeting  and references to "shares"
include securities which carry a right to subscribe for or purchase shares
		Management	For	For
5
Authorize the Directors, during the Relevant Period to allot, issue and deal with additional shares and to make or grant offers, agreements and options which will or might require the exercise of such powers during or after the end of the Relevant Period, the aggregate nominal amount of shares of any class allotted or
agreed conditionally or unconditionally to be allotted (whether pursuant to an option or otherwise) by the Directors pursuant to the approval in this resolution, otherwise than pursuant to (i) a
Rights Issue or (ii) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares, CONTD.
		Management	For	For
-
CONTD. shall not exceed the aggregate of 20% of the aggregate nominal amount-of the shares of that class in issue at the date of passing this Resolution-provided that the aggregate nominal
amount of the shares of any class so-allotted (or so agreed
conditionally or unconditionally to be allotted)-pursuant to this
Resolution wholly for cash shall not exceed 5% of the-aggregate nominal amount of the shares of that class in issue at the date of-
passing this Resolution; and  Authority expires at the conclusion of the next-AGM of the Company; and the expiration of the period within which the next-AGM of the Company is required by law to be held; and the revocation or-variation of the authority given under this Resolution by ordinary resolution-of the shareholders in general meeting
Non-Voting
-	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting

AEON CO.,LTD.
Security	J00288100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	13-May-2010
ISIN	JP3388200002	Agenda		702372157 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.1	Appoint a Director	Management	For	For
1.2	Appoint a Director	Management	For	For
1.3	Appoint a Director	Management	For	For
1.4	Appoint a Director	Management	For	For
1.5	Appoint a Director	Management	For	For
1.6	Appoint a Director	Management	For	For
1.7	Appoint a Director	Management	For	For
1.8	Appoint a Director	Management	For	For
1.9	Appoint a Director	Management	For	For

POWER CORP CDA
Security	739239101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	13-May-2010
ISIN	CA7392391016	Agenda		702414664 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY-FOR RESOLUTIONS "3 AND 4" AND 'IN FAVOR' OR 'ABSTAIN' ONLY FOR RESOLUTION NUM-BERS "1.1 TO 1.19 AND 2". THANK YOU.	Non-Voting
1.1	Election of Mr. Pierre Beaudoin as a Director	Management	For	For
1.2	Election of Mr. Laurent Dassault as a Director	Management	For	For
1.3	Election of Mr. Andre Desmarais as a Director	Management	For	For
1.4	Election of the Hon. Paul Desmarais as a Director	Management	For	For
1.5	Election of Mr. Paul Desmarais, Jr. as a Director	Management	For	For
1.6	Election of Mr. Guy Fortin as a Director	Management	For	For
1.7	Election of Mr. Anthony R. Graham as a Director	Management	For	For
1.8	Election of Mr. Robert Gratton as a Director	Management	For	For
1.9	Election of Mr. Isabelle Marcoux as a Director	Management	For	For
1.10	Election of the Rt. Hon. Donald F. Mazankowski as a Director	Management	For	For
1.11	Election of Mr. Raymond L. McFeetors as a Director	Management	For	For
1.12	Election of Mr. Jerry E.A. Nickerson as a Director	Management	For	For
1.13	Election of Mr. James R. Nininger as a Director	Management	For	For
1.14	Election of Mr. R. Jeffrey Orr as a Director	Management	For	For
1.15	Election of Mr. Robert Parizeau as a Director	Management	For	For
1.16	Election of Mr. Michel Plessis-Belair as a Director	Management	For	For
1.17	Election of Mr. John A. Rae as a Director	Management	For	For
1.18	Election of Mr. Henri-Paul Rousseau as a Director	Management	For	For
1.19	Election of Mr. Emoke J.E. Szathmary as a Director	Management	For	For
2.	Appointment of Deloitte & Touche LLP as the Auditors	Management	For	For
3.	PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL No. 1 Approve to set out in Schedule A to the accompanying management proxy circular	Shareholder	Against	For
4.	PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL No. 2 Approve to set out in Schedule A to the accompanying management proxy circular	Shareholder	Against	For

HANG SENG BANK LTD
Security	Y30327103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	14-May-2010
ISIN	HK0011000095	Agenda		702313254 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	Receive the Audited financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2009	Management	For	For
2.a	Re-elect Dr. John C.C. Chan as a Director, who retires	Management	For	For
2.b	Re-elect Mr. William W. Leung as a Director, who retires	Management	For	For
2.c	Re-elect Dr. Eric K.C. Li as a Director, who retires	Management	For	For
2.d	Re-elect Dr. Vincent H.S. Lo as a Director, who retires	Management	For	For
2.e	Re-elect Mr. Iain J. Mackay as a Director, who retires	Management	For	For
2.f	Re-elect Mrs. Dorothy K.Y.P. Sit as a Director, who retires	Management	For	For
3	Re-appoint KPMG as the Auditors and authorize the Directors of the Company to fix their remuneration	Management	For	For
4
Authorize the Directors of the Company, to purchase shares of the
Company during the relevant period, not exceeding 10% of the aggregate nominal amount of the issued share capital on the
Stock Exchange of Hong Kong Limited or any other Stock
Exchange recognized by the Securities and Futures Commission of Hong Kong and the Stock Exchange of the Hong Kong Limited
under the Hong Kong Code on share repurchases;  Authority
expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM of the
Company is required by the Companies Ordinance to be held
		Management	For	For
5
Authorize the Directors of the Company, pursuant to Section 57B of the Companies Ordinance, to allot, issue and deal with
additional shares in the capital of the Company and make or grant offers, agreements and options during and after the relevant period, not exceeding where the shares to be allotted wholly for cash, 5% and in any event 20% of the aggregate nominal amount of the share capital of the Company, otherwise than pursuant to i)
a rights issue; or ii) the exercise of rights of subscription or conversion under the terms of any warrants issued by the
Company or any securities which are convertible into shares of the Company; or iii) the exercise of options or similar
arrangement; or iv) any scrip dividend or similar arrangement;
Authority expires the earlier of the conclusion of the next AGM of the CONTD
		Management	For	For
-	CONTD Company or the expiration of the period within which the next AGM of-the Company is required by the Companies ordinance to be held	Non-Voting

THOMSON REUTERS CORP
Security	884903105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	14-May-2010
ISIN	CA8849031056	Agenda		702338078 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ''IN FAVOR" OR "AGAINST" ONL-Y FOR RESOLUTIONS "3 AND 4" AND "IN FAVOR" OR ''ABSTAIN" ONLY FOR RESOLUTION N-UMBERS "1.1 TO 1.15 AND 2". THANK YOU.	Non-Voting
	Receive the consolidated financial statements for the YE 31 DEC 2009 and the A-uditors' report on those statements	Non-Voting
1.1	Elect Mr. David Thomson as a Director of Thomson Reuters	Management	For	For
1.2	Elect Mr. W. Geoffrey Beattie as a Director of Thomson Reuters	Management	For	For
1.3	Elect Mr. Niall FitzGerald, KBE as a Director of Thomson Reuters	Management	For	For
1.4	Elect Mr. Thomson H. Glocer as a Director of Thomson Reuters	Management	For	For
1.5	Elect Mr. Manvinder S. Banga as a Director of Thomson Reuters	Management	For	For
1.6	Elect Ms. Mary Cirillo as a Director of Thomson Reuters	Management	For	For
1.7	Elect Mr. Steven A. Denning as a Director of Thomson Reuters	Management	For	For
1.8	Elect Mr. Lawton Fitt as a Director of Thomson Reuters	Management	For	For
1.9	Elect Mr. Roger L. Martin as a Director of Thomson Reuters	Management	For	For
1.10	Elect Sir Deryck Maughan as a Director of Thomson Reuters	Management	For	For
1.11	Elect Mr. Ken Olisa as a Director of Thomson Reuters	Management	For	For
1.12	Elect Mr. Vance K. Opperman as a Director of Thomson Reuters	Management	For	For
1.13	Elect Mr. John M. Thompson as a Director of Thomson Reuters	Management	For	For
1.14	Elect Mr. Peter J. Thomson as a Director of Thomson Reuters	Management	For	For
1.15	Elect Mr. John A. Tory as a Director of Thomson Reuters	Management	For	For
2	Re-appoint PricewaterhouseCoopers LLP as the Auditors of and authorize the Directors of Thomson Reuters to fix the Auditors' remuneration	Management	For	For
3	Approve to accept on an advisory basis, to execute compensation described in the accompanying Management Information Circular	Management	For	For
	Transact any other business	Non-Voting

STANDARD LIFE PLC
Security	G84278103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	14-May-2010
ISIN	GB00B16KPT44	Agenda		702339513 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the annual report and Accounts for 2009	Management	For	For
2	Approve the Directors' remuneration report	Management	For	For
3	Declare a final dividend for 2009	Management	For	For
4	Re-appoint PricewaterhouseCoopers LLP as the Auditors	Management	For	For
5	Authorize the Directors to set the Auditors' fees	Management	For	For
6.A	Re-elect Kent Atkinson	Management	For	For
6.B	Re-elect Baroness McDonagh	Management	For	For
6.C	Re-elect David Nish	Management	For	For
7.A	Election of David Grigson	Management	For	For
7.B	Election of Sheelagh Whittaker	Management	For	For
8	Authorize the Directors to issue further shares	Management	For	For
S.9	Approve to disapply share pre-emption rights	Management	For	For
S.10	Authorize the Company to buy back shares	Management	For	For
11	Approve to provide limited authority to make political donations and to incur political expenditure	Management	For	For
S.12	Approve to allow the Company to call general meetings on 14 days' notice	Management	For	For
S.13	Adopt a new Articles of Association	Management	For	For
14	Approve the new Standard Life Investments Long-Term Incentive Plan	Management	For	For

ALIBABA.COM LTD
Security	G01717100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	14-May-2010
ISIN	KYG017171003	Agenda		702369857 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Receive the audited financial statements together with the Directors' report and the independent Auditor's report for the YE 31 DEC 2009	Management	For	For
2	Re-election of Ma Yun, Jack as a Director	Management	For	For
3	Re-election of Wu Wei, Maggie as a Director	Management	For	For
4	Re-election of Peng Yi Jie, Sabrina as a Director	Management	For	For
5	Re-election of Tsou Kai-Lien, Rose as a Director	Management	For	For
6	Re-election of Niu Gen Sheng as a Director	Management	For	For
7	Authorize the Board of Directors to fix the Directors' remuneration	Management	For	For
8	Re-appoint Auditors and to authorize the Board of Directors to fix their remuneration	Management	For	For
9
Authorize the Directors of the Company pursuant to the Rules
Governing the Listing of Securities on The Stock Exchange of
Hong Kong Limited, during the Relevant Period  as hereinafter defined  of all the powers of the Company to allot, issue and deal with additional shares or securities convertible into shares, or options, warrants or similar rights to subscribe for any shares and to make or grant offers, agreements and options which might
require the exercise of such powers be and is hereby generally and unconditionally approved;  b  the approval in sub-paragraph  a of this resolution shall authorize the Directors of the Company during the Relevant Period to make or grant offers, agreements and options  including warrants, bonds and debentures convertible into shares of the Company  which CONTD..
		Management	For	For
-
CONTD.. would or might require the exercise of such powers after the end of-the Relevant Period; 2  c  the aggregate nominal
amount of share capital-allotted or agreed conditionally or
unconditionally to be allotted  whether-pursuant to an option or otherwise  by the Directors of the Company pursuant-to the
approval in sub-paragraphs  a  and  b  of this resolution,
otherwise-than pursuant to  i  a Rights Issue as hereinafter defined, or  ii  the-exercise of rights of subscription or conversion under the terms of any-warrants issued by Company or any
securities which are convertible into-shares of the Company, or  iii the exercise of options granted under any-option scheme or
similar arrangement for the time being adopted for the grant-or issue to officers and/or employees of the Company and/or any of its-subsidiaries CONTD..
Non-Voting
-
CONTD.. of shares or rights to acquire shares of the Company, or
iv  any-scrip dividend or similar arrangement providing for the allotment and issue-of shares in lieu of the whole or part of a dividend on shares of the Company-in accordance with the
articles of association of the Company, shall not-exceed 10% of the share capital of the Company in issue as of the date of-
passing this resolution, and the said approval shall be limited accordingly;-and  d  for the purposes of this resolution  Authority expires from the-conclusion of the next AGM of the Company; the expiration of the period-within which the next AGM of the
Company is required by the articles of-association of the CONTD..
Non-Voting
-
CONTD.. Company or any applicable laws of the Cayman Islands to be held ; and-the date on which the authority set out in this resolution is revoked or-varied by an ordinary resolution of the shareholders of the Company in-general meeting
Non-Voting
10
Authorize the Directors of the Company during the Relevant
Period of all the powers of the Company to repurchase shares in the capital of the Company on The Stock Exchange of Hong Kong
Limited  the Hong Kong Stock Exchange  or on any other
exchange on which the securities of the Company may be listed and recognized by the Securities and Futures Commission of
Hong Kong and the Hong Kong Stock Exchange for such purpose, and otherwise in accordance with the rules and regulations of the
Securities and Futures Commission of Hong Kong, the Hong Kong
Stock Exchange or of any other stock exchange as amended from time to time and all applicable laws in this regard, be and the same is hereby generally and unconditionally approved;  b  the aggregate nominal amount of CONTD..
		Management	For	For
-
CONTD.. the shares which may be purchased pursuant to the
approval in-sub-paragraph  a  of this resolution shall not exceed
10% of the aggregate-nominal amount of the share capital of the
Company in issue on the date of-passing this resolution and the said approval shall be limited accordingly
Non-Voting
11
Approve the notice convening this meeting being passed, the
aggregate nominal amount of the number of shares which are
repurchased by the Company after the date of the passing of this resolution  up to a maximum of 10% of the aggregate nominal
amount of the share capital of the Company in issue as of the date of this resolution  shall be added to the aggregate nominal amount of share capital that may be allotted or agreed conditionally or unconditionally to be allotted by the Directors of the Company pursuant to resolution set out in the notice convening this meeting
		Management	For	For
12
Authorize the Directors during the Relevant Period  as defined below  of all the powers of the Company to allot, issue and deal with additional shares to be issued under the restricted share unit scheme approved and adopted by the then sole shareholder of
the Company and the Board of Directors of the Company both on
12 OCT 2007 and subsequently amended by our shareholders at
the AGM of the Company held on 05 MAY 2008  the Restricted
Share Unit Scheme ; the aggregate nominal amount of additional shares allotted, issued or dealt with, by the Directors pursuant to the approval in this resolution shall not exceed 37,915,551 shares of the Company; and the purposes of this resolution, Relevant
Period shall have the same meaning as assigned to it under sub-
paragraph of resolution set out in the notice convening this meeting
		Management	For	For

COCA-COLA AMATIL LTD
Security	Q2594P146	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	14-May-2010
ISIN	AU000000CCL2	Agenda		702385724 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
VOTING EXCLUSIONS APPLY TO THIS MEETING FOR
PROPOSAL 4 AND VOTES CAST BY ANY-INDIVIDUAL OR
RELATED PARTY WHO BENEFIT FROM THE PASSING OF
THE PROPOSAL/S-WILL BE DISREGARDED. HENCE, IF YOU
HAVE OBTAINED BENEFIT OR DO EXPECT TO-OBTAIN
FUTURE BENEFIT YOU SHOULD NOT VOTE  OR VOTE
"ABSTAIN"  FOR THE-RELEVANT PROPOSAL ITEMS.
Non-Voting
1	Discussion of the accounts for the YE 31 DEC 2009 and the reports of the-Directors and Auditor	Non-Voting
2	Adopt the remuneration report contained within the accounts for the YE 31 DEC 2009	Management	For	For
3.a	Re-elect Ms. Jillian Broadbent, AO as a Director, who retires in accordance with Article 6.3(b) of the Constitution	Management	For	For
3.b	Re-elect Mr. Geoffrey Kelly as a Director, who retires in accordance with Article 6.3(b) of the Constitution	Management	For	For
3.c	Re-elect Mr. Martin Jansen as a Director, who retires in accordance with Article 6.3(i) of the Constitution	Management	For	For
4
Approve to permit the Directors to invite Mr. T. J. Davis to participate in the Coca-Cola Amatil Limited 2010-2012 Long Term
Incentive Share Plan by offering him rights to acquire up to
247,844 fully paid ordinary shares in the Company in the manner as specified
		Management	For	For

SANOFI-AVENTIS, PARIS
Security	F5548N101	Meeting Type		MIX
Ticker Symbol		Meeting Date	17-May-2010
ISIN	FR0000120578	Agenda		702297931 - Management
Item	Proposal	Type	Vote	For/Against Management
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:  Proxy Cards: Voting-instructions will be forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE	Non-Voting
1	Approve the company's accounts for FY 2009	Management	For	For
2	Approve the consolidated accounts for FY 2009	Management	For	For
3	Approve the allocation of the result, setting of the dividend	Management	For	For
4	Approve the special report by the Statutory Auditors on accounts prepared in accordance with Article L.225-40 of the Code de Commerce	Management	For	For
5	Ratify the co-opting Mr. Serge Weinberg as a Director	Management	For	For
6	Approve the non-renewal of a Director's appointment/Nomination Mr. Jean-Marc Bruel/ Mrs. Catherine Brechignac as a Director	Management	For	For
7	Approve the renewal of Director's appointment Mr. Robert Castaigne	Management	For	For
8	Approve the renewal of a Director's appointment of Lord Douro	Management	For	For
9	Approve the renewal of a Director's appointment of Mr. Christian Mulliez	Management	For	For
10	Approve the renewal of a Director's appointment of Mr. Christopher Viehbacher	Management	For	For
11	Authorize the Board of Directors to trade in the Company's shares	Management	For	For
E.12	Amend the Article 11 of the Articles of Association	Management	For	For
E.13	Grant powers to accomplish the necessary formalities	Management	For	For

ROYAL & SUN ALLIANCE INS GROUP PLC
Security	G7705H116	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	17-May-2010
ISIN	GB0006616899	Agenda		702364162 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Adopt the 2009 annual report and accounts	Management	For	For
2	Declare a final dividend	Management	For	For
3	Re-elect George Culmer	Management	For	For
4	Re-elect Simon Lee	Management	For	For
5	Re-elect Noel Harwerth	Management	For	For
6	Re-elect Malcolm Le May	Management	For	For
7	Re-elect Edward Lea	Management	For	For
8	Re-elect John Maxwell	Management	For	For
9	Re-appoint Deloitte LLP as the Auditors	Management	For	For
10	Approve to determine the Auditors remuneration	Management	For	For
11	Approve the Directors remuneration report	Management	For	For
S.12	Adopt the new Articles of Association	Management	For	For
S.13	Approve the notice period for general meetings	Management	For	For
14	Grant authority for the Group to make donations to political parties independent election candidates and political organisations and to incur political expenditure	Management	For	For
15	Approve to permit the Directors to allot further shares	Management	For	For
S.16	Approve to relax the restrictions which normally apply when ordinary shares are issued for cash	Management	For	For
S.17	Authorize the Company to buy back up to 10% of issued ordinary shares	Management	For	For

EDF S A
Security	F2940H113	Meeting Type		MIX
Ticker Symbol		Meeting Date	18-May-2010
ISIN	FR0010242511	Agenda		702286077 - Management
Item	Proposal	Type	Vote	For/Against Management
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:  Proxy Cards: Voting-instructions will be forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0308/201003081000575.pdf	Non-Voting
1	Approve the annual accounts for the year ending 31 DEC 2009	Management	For	For
2	Approve the consolidated accounts for the year ending 31 DEC 2009	Management	For	For
3	Approve the allocation of the result for the year ending 31 DEC 2009, as stated in the annual accounts, and setting of the dividend	Management	For	For
4	Approve the agreements specified in Article L. 225-38 of the Code du Commerce Commercial Code	Management	For	For
5	Approve the additional Directors' attendance fees allocated to the Board of Directors for the year 2009	Management	For	For
6	Approve the Directors' attendance fees allocated to the Board of Directors	Management	For	For
7	Authorize the Board of Directors to operate on Company shares	Management	For	For
E.8	Authorize the Board of Directors to issue shares or tangible assets maintaining shareholders' preferential subscription rights	Management	For	For
E.9	Authorize the Board of Directors to issue, through public offers, shares or tangible assets with suppression of shareholders' preferential subscription rights	Management	For	For
E.10
Authorize the Board of Directors to issue, through public offers as specified in Article L. 411-2 II of the Code Monetaire et Financier
Monetary and Financial Code , shares or tangible assets with suppression of shareholders' preferential subscription rights
		Management	For	For
E.11	Authorize the Board of Directors to increase the number of securities to be issued in the event of an increase in capital stock with or without a preferential subscription right	Management	For	For
E.12	Authorize the Board of Directors to increase capital stock by incorporating reserves, profits, premia or other sums whose capitalization is permitted	Management	For	For
E.13	Authorize the Board of Directors to increase capital stock in payment for a public exchange offer initiated by the Company	Management	For	For
E.14	Authorize the Board of Directors to increase capital stock to remunerate contributions in kind given to the Company	Management	For	For
E.15	Authorize the Board of Directors to increase capital stock to the benefit of members of the savings plan	Management	For	For
E.16	Authorize the Board of Directors to reduce capital stock	Management	For	For
E.17	Grant powers for formalities	Management	For	For

BAYERISCHE MOTORENWERKE AG BMW, MUENCHEN
Security	D12096109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-May-2010
ISIN	DE0005190003	Agenda		702320754 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS USUAL
THANK YOU
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS 27 APR 2010, WHEREAS-THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
GE-RMAN LAW. THANK YOU
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY wit-h the report of the Supervisory Board, the group financial statements and annu-al report, and the report pursuant to
Sections 289[4] and 315[4] of the German-Commercial Code
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
197,185,418.64 as follows: payment of a dividend of EUR 0.30 per ordinary share Payment of a dividend of EUR 0.32 per preference share Ex-dividend and payable date: 19 MAY 2010
		Management	For	For
3.	Ratification of the acts of the Board of Managing Directors	Management	For	For
4.	Ratification of the acts of the Supervisory Board	Management	For	For
5.	Appointment of Auditors for the 2010 FY: KPMG AG, Berlin	Management	For	For
6.	Election of Henning Kagermann to the Supervisory Board	Management	For	For
7.
Amendments to the Articles of Association in connection with the
Shareholder Rights Directive Implementation Law [ARUG] Section
17 shall be amended to reflect the permissibility of absentee voting and the facilitation of proxy voting
		Management	For	For
8.	Approval of the compensation system for the Board of Managing Directors, to be explained in detail at the shareholders meeting	Management	For	For
9.
Resolution on the update of the profit transfer agreements with the
Companys subsidiaries Bavaria Wirtschaftsagentur GmbH, BMW
Anlagen Verwaltungs GmbH, BMW Bank GmbH, BMW
Fahrzeugtechnik GmbH, BMW Forschung und Technik GmbH,
BMW INTEC Be teiligungs GmbH, BMW Leasing GmbH, BMW M
GmbH Gesellschaft fuer individuelle Automobile, and BMW
Verwaltungs GmbH
		Management	For	For

ROYAL DUTCH SHELL PLC
Security	G7690A100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-May-2010
ISIN	GB00B03MLX29	Agenda		702361217 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the Company's annual accounts for the FYE 31 DEC 2009, together with the Directors' report and the Auditors' report on those accounts	Management	For	For
2.	Approve the remuneration report for the YE 31 DEC 2009, set out in the annual report and accounts 2009 and summarized in the annual review and Summary financial Statements 2009	Management	For	For
3.	Appointment of Charles O. Holliday as a Director of the Company with effect from 01 SEP 2010	Management	For	For
4.	Re-appointment of Josef Ackermann as a Director of the Company	Management	For	For
5.	Re-appointment of Malcolm Brinded as a Director of the Company	Management	For	For
6.	Re-appointment Simon Henry as a Director of the Company	Management	For	For
7.	Re-appointment Lord Kerr of Kinlochard as a Director of the Company	Management	For	For
8.	Re-appointment Wim Kok as a Director of the Company	Management	For	For
9.	Re-appointment of Nick Land as a Director of the Company	Management	For	For
10.	Re-appointment of Christine Morin-Postel as a Director of the Company	Management	For	For
11.	Re-appointment of Jorma Ollila as a Director of the Company	Management	For	For
12.	Re-appointment of Jeroen van der Veer as a Director of the Company	Management	For	For
13.	Re-appointment of Peter Voser as a Director of the Company	Management	For	For
14.	Re-appointment of Hans Wijers as a Director of the Company	Management	For	For
15.	Re-appointment of PricewaterhouseCoopers LLP as the Auditors of the Company	Management	For	For
16.	Authorize the Board to settle the remuneration of the Auditors for 2010	Management	For	For
17.
Authorize the Board, in substitution for all subsisting authorities, to allot shares in the Company and to grant rights to subscribe for or convert any security into shares in the Company up to a nominal amount of EUR 145 million; [Authority expires at the earlier of the end of next year's AGM or the close of business on 18 AUG
2011]; but, in each case, during this period the Company may make offers and enter into agreements which would, or might, require shares to be allotted or rights to subscribe for or convert securities into shares to be granted after the authority ends and the Board may allot shares or grant rights to subscribe for or convert securities into shares under any such offer or agreement as if the authority had not ended
		Management	For	For
S.18
Authorize the Board, that if Resolution 17 is passed, to allot equity securities (as defined in the Companies Act 2006) for cash under the authority given by that resolution and/or to sell ordinary shares held by the Company as treasury shares for cash as if Section
561 of the Companies Act 2006 did not apply to any such
allotment or sale, such power to be limited: (A) to the allotment of equity securities and sale of treasury shares for cash in
		Management	For	For

connection with an offer of, or invitation to apply for, equity securities: (i) to ordinary shareholders in proportion (as nearly as may be practicable) to their existing holdings; and (ii) to holders of other equity securities, as required by the rights of those securities or, as the Board otherwise considers necessary, and so that the
Board may impose any limits or restrictions and make any
arrangements which it considers necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, or legal or practical problems arising in any overseas territory, the requirements of any regulatory body or stock exchange or any other matter whatsoever; and (B) in the case of the authority granted under Resolution 17 and/or in the case of any sale of treasury shares for cash, to the allotment (otherwise than under paragraph (A) above) of equity securities or sale of treasury shares up to a nominal amount of EUR 21 million; [Authority
expires at the earlier of the end of next year's AGM or the close of business on 18 AUG 2011]; but, in each case, during this period the Company may make offers and enter into agreements which
would, or might, require equity securities to be allotted (and treasury shares to be sold) after the power ends, and the Board may allot equity securities (and sell treasury shares) under any such offer or agreement as if the power had not ended

S.19
Authorize the Company, for the purposes of Section 701 of the
Companies Act 2006 to make one or more market purchases (as
defined in Section 693(4) of the Companies Act 2006) of its
ordinary shares of EUR 0.07 each ("Ordinary Shares"), such
power to be limited: (A) to a maximum number of 624 million
Ordinary Shares; (B) by the condition that the minimum price which may be paid for an Ordinary Share is EUR 0.07 and the
maximum price which may be paid for an Ordinary Share is the higher of: (i) an amount equal to 5% above the average market value of an Ordinary Share for the five business days immediately preceding the day on which that Ordinary Share is contracted to be purchased; and (ii) the higher of the price of the last
independent trade and the highest current independent bid on the trading venues where the purchase is carried out, in each case, exclusive of expenses; [Authority expires at the earlier of the end of next year's AGM or the close of business on 18 AUG 2011]; but in each case so that the Company may enter into a contract to purchase Ordinary Shares which will or may be completed or
executed wholly or partly after the power ends and the Company may purchase Ordinary Shares pursuant to any such contract as if the power had not ended
		Management	For	For
20.
Authorize the Directors, pursuant Article 129 of the Company's
Articles of Association, to offer ordinary shareholders (excluding any shareholder holding shares as treasury shares) the right to choose to receive extra ordinary shares, credited as fully paid up, instead of some or all of any cash dividend or dividends which may be declared or paid at any time after the date of the passing of this resolution and prior to or on 18 MAY 2015
		Management	For	For
21.
Authorize the Company, in accordance with Section 366 of the
Companies Act 2006 and in substitution for any previous
authorities given to the Company (and its subsidiaries), (and all companies that are subsidiaries of the Company at any time
during the period for which this resolution has effect) to: (A) make political donations to political organisations other than political parties not exceeding GBP 200,000 in total per annum; and (B)
incur political expenditure not exceeding GBP 200,000 in total per
		Management	For	For

annum; [Authority expires at the earlier of beginning with the date of the passing of this resolution and ending on 30 JUN 2011 or at the conclusion of the next AGM of the Company]; in this
resolution, the terms "political donation", "political parties",
"political organisation" and "political expenditure" have the meanings given to them by Sections 363 to 365 of the Companies
Act 2006

S.22
Amend the Articles of Association of the Company by deleting all the provisions of the Company's Memorandum of Association
which, by virtue of Section 28 of the Companies Act 2006, are to be treated as provisions of the Company's Articles of Association;
and adopt the Articles of Association of the Company produced to the meeting and as specified, in substitution for, and to the exclusion of, the existing Articles of Association
		Management	For	For
S.23
PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER
PROPOSAL: Approve in order to address our concerns for the
long term success of the Company arising from the risks
associated with oil sands, we as shareholders of the Company direct that the Audit Committee or a Risk Committee of the Board commissions and reviews a report setting out the assumptions made by the Company in deciding to proceed with oil sands
projects regarding future carbon prices, oil price volatility, demand for oil, anticipated regulation of greenhouse gas emissions and legal and reputational risks arising from local environmental damage and impairment of traditional livelihoods the findings of the report and review should be reported to investors in the
Business Review section of the Company's Annual Report
presented to the AGM in 2011
		Shareholder	Against	For

ROYAL DUTCH SHELL PLC
Security	G7690A118	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-May-2010
ISIN	GB00B03MM408	Agenda		702361229 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the Company's annual accounts for the FYE 31 DEC 2009, together with the Directors' report and the Auditors' report on those accounts	Management	For	For
2.	Approve the remuneration report for the YE 31 DEC 2009, set out in the annual report and accounts 2009 and summarized in the annual review and Summary financial Statements 2009	Management	For	For
3.	Appointment of Charles O. Holliday as a Director of the Company with effect from 01 SEP 2010	Management	For	For
4.	Re-appointment of Josef Ackermann as a Director of the Company	Management	For	For
5.	Re-appointment of Malcolm Brinded as a Director of the Company	Management	For	For
6.	Re-appointment Simon Henry as a Director of the Company	Management	For	For
7.	Re-appointment Lord Kerr of Kinlochard as a Director of the Company	Management	For	For
8.	Re-appointment Wim Kok as a Director of the Company	Management	For	For
9.	Re-appointment of Nick Land as a Director of the Company	Management	For	For
10.	Re-appointment of Christine Morin-Postel as a Director of the Company	Management	For	For
11.	Re-appointment of Jorma Ollila as a Director of the Company	Management	For	For
12.	Re-appointment of Jeroen van der Veer as a Director of the Company	Management	For	For
13.	Re-appointment of Peter Voser as a Director of the Company	Management	For	For
14.	Re-appointment of Hans Wijers as a Director of the Company	Management	For	For
15.	Re-appointment of PricewaterhouseCoopers LLP as the Auditors of the Company	Management	For	For
16.	Authorize the Board to settle the remuneration of the Auditors for 2010	Management	For	For
17.
Authorize the Board, in substitution for all subsisting authorities, to allot shares in the Company and to grant rights to subscribe for or convert any security into shares in the Company up to a nominal amount of EUR 145 million; [Authority expires at the earlier of the end of next year's AGM or the close of business on 18 AUG
2011]; but, in each case, during this period the Company may make offers and enter into agreements which would, or might, require shares to be allotted or rights to subscribe for or convert securities into shares to be granted after the authority ends and the Board may allot shares or grant rights to subscribe for or convert securities into shares under any such offer or agreement as if the authority had not ended
		Management	For	For
S.18
Authorize the Board, that if Resolution 17 is passed, to allot equity securities (as defined in the Companies Act 2006) for cash under the authority given by that resolution and/or to sell ordinary shares held by the Company as treasury shares for cash as if Section
561 of the Companies Act 2006 did not apply to any such
allotment or sale, such power to be limited: (A) to the allotment of equity securities and sale of treasury shares for cash in
		Management	For	For

connection with an offer of, or invitation to apply for, equity securities: (i) to ordinary shareholders in proportion (as nearly as may be practicable) to their existing holdings; and (ii) to holders of other equity securities, as required by the rights of those securities or, as the Board otherwise considers necessary, and so that the
Board may impose any limits or restrictions and make any
arrangements which it considers necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, or legal or practical problems arising in any overseas territory, the requirements of any regulatory body or stock exchange or any other matter whatsoever; and (B) in the case of the authority granted under Resolution 17 and/or in the case of any sale of treasury shares for cash, to the allotment (otherwise than under paragraph (A) above) of equity securities or sale of treasury shares up to a nominal amount of EUR 21 million; [Authority
expires at the earlier of the end of next year's AGM or the close of business on 18 AUG 2011]; but, in each case, during this period the Company may make offers and enter into agreements which
would, or might, require equity securities to be allotted (and treasury shares to be sold) after the power ends, and the Board may allot equity securities (and sell treasury shares) under any such offer or agreement as if the power had not ended

S.19
Authorize the Company, for the purposes of Section 701 of the
Companies Act 2006 to make one or more market purchases (as
defined in Section 693(4) of the Companies Act 2006) of its
ordinary shares of EUR 0.07 each ("Ordinary Shares"), such
power to be limited: (A) to a maximum number of 624 million
Ordinary Shares; (B) by the condition that the minimum price which may be paid for an Ordinary Share is EUR 0.07 and the
maximum price which may be paid for an Ordinary Share is the higher of: (i) an amount equal to 5% above the average market value of an Ordinary Share for the five business days immediately preceding the day on which that Ordinary Share is contracted to be purchased; and (ii) the higher of the price of the last
independent trade and the highest current independent bid on the trading venues where the purchase is carried out, in each case, exclusive of expenses; [Authority expires at the earlier of the end of next year's AGM or the close of business on 18 AUG 2011]; but in each case so that the Company may enter into a contract to purchase Ordinary Shares which will or may be completed or
executed wholly or partly after the power ends and the Company may purchase Ordinary Shares pursuant to any such contract as if the power had not ended
		Management	For	For
20.
Authorize the Directors, pursuant Article 129 of the Company's
Articles of Association, to offer ordinary shareholders (excluding any shareholder holding shares as treasury shares) the right to choose to receive extra ordinary shares, credited as fully paid up, instead of some or all of any cash dividend or dividends which may be declared or paid at any time after the date of the passing of this resolution and prior to or on 18 MAY 2015
		Management	For	For
21.
Authorize the Company, in accordance with Section 366 of the
Companies Act 2006 and in substitution for any previous
authorities given to the Company (and its subsidiaries), (and all companies that are subsidiaries of the Company at any time
during the period for which this resolution has effect) to: (A) make political donations to political organisations other than political parties not exceeding GBP 200,000 in total per annum; and (B)
incur political expenditure not exceeding GBP 200,000 in total per
		Management	For	For

annum; [Authority expires at the earlier of beginning with the date of the passing of this resolution and ending on 30 JUN 2011 or at the conclusion of the next AGM of the Company]; in this
resolution, the terms "political donation", "political parties",
"political organisation" and "political expenditure" have the meanings given to them by Sections 363 to 365 of the Companies
Act 2006

S.22
Amend the Articles of Association of the Company by deleting all the provisions of the Company's Memorandum of Association
which, by virtue of Section 28 of the Companies Act 2006, are to be treated as provisions of the Company's Articles of Association;
and adopt the Articles of Association of the Company produced to the meeting and as specified, in substitution for, and to the exclusion of, the existing Articles of Association
		Management	For	For
S.23
PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER
PROPOSAL: Approve in order to address our concerns for the
long term success of the Company arising from the risks
associated with oil sands, we as shareholders of the Company direct that the Audit Committee or a Risk Committee of the Board commissions and reviews a report setting out the assumptions made by the Company in deciding to proceed with oil sands
projects regarding future carbon prices, oil price volatility, demand for oil, anticipated regulation of greenhouse gas emissions and legal and reputational risks arising from local environmental damage and impairment of traditional livelihoods. The findings of the report and review should be reported to investors in the
Business Review section of the Company’s Annual Report
presented to the AGM in 2011
		Shareholder	Against	For

NEXT PLC
Security	G6500M106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-May-2010
ISIN	GB0032089863	Agenda		702366433 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Adopt the accounts and reports of the Directors and Auditors	Management	For	For
2	Approve the remuneration report	Management	For	For
3	Declare a final ordinary dividend of 47p per share	Management	For	For
4	Re-elect Steve Barber as a Director	Management	For	For
5	Re-elect David Keens as a Director	Management	For	For
6	Re-appoint Ernst and Young as the Auditors and authorize the Directors to set their remuneration	Management	For	For
7	Approve the next 2010 Share Matching Plan	Management	For	For
8	Grant authority to allot shares	Management	For	For
S.9	Grant authority to disappy pre-emption rights	Management	For	For
S.10	Grant authority for on-market purchase of own shares	Management	For	For
S.11	Grant authority to enter into programme agreements with each of Goldman Sachs International, UBS AG, Deutsche Bank AG and Barclays Bank PLC	Management	For	For
S.12	Approve and adopt the new Articles of Association	Management	For	For
S.13	Grant authority to the calling of general meetings other than AGMs on 14 clear days' notice	Management	For	For

RESOLUTION LIMITED, ST. PETER PORT
Security	G7521S106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-May-2010
ISIN	GG00B3FHW224	Agenda		702374341 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the Directors' report and accounts for the FYE 31 DEC 2009 together with the report of the Auditors	Management	For	For
2	Approve the Directors' remuneration report for the FYE 31 DEC 2009	Management	For	For
3	Re-appointment of Ernst & Young LLP as the Auditors of the Company until the conclusion of the next AGM of the Company	Management	For	For
4	Authorize the Board to determine the remuneration of the Auditors for 2010	Management	For	For
5	Election of Jacques Aigrain, as a Director of the Company in accordance with Article 18.2 of the Articles	Management	For	For
6	Election of Gerardo Arostegui, as a Director of the Company in accordance with Article 18.2 of the Articles	Management	For	For
7	Election of Mel Carvill, as a Director of the Company in accordance with Article 18.2 of the Articles	Management	For	For
8	Election of Gerhard Roggemann, as a Director of the Company in accordance with Article 18.2 of the Articles	Management	For	For
9	Re-election of Michael Biggs, who retires by rotation at this AGM	Management	For	For
10	Re-election of Peter Niven, who retires by rotation at this AGM	Management	For	For
11	Approve the election of David Allvey as a Director of Friends Provident Holdings (UK) Limited	Management	For	For
12	Approve the election of Evelyn Bourke as a Director of Friends Provident Holdings (UK) Limited	Management	For	For
13	Approve the election of Clive Cowdery as a Director of Friends Provident Holdings (UK) Limited	Management	For	For
14	Approve the election of Nicholas Lyons as a Director of Friends Provident Holdings (UK) Limited	Management	For	For
15	Approve the election of Trevor Matthews as a Director of Friends Provident Holdings (UK) Limited	Management	For	For
16	Approve the election of Robin Phipps as a Director of Friends Provident Holdings (UK) Limited	Management	For	For
17	Approve the election of Gerhard Roggemann as a Director of Friends Provident Holdings (UK) Limited	Management	For	For
18	Approve the election of Derek Ross as a Director of Friends Provident Holdings (UK) Limited	Management	For	For
19	Approve the election of John Tiner as a Director of Friends Provident Holdings (UK) Limited	Management	For	For
20	Approve the election of Sir Malcolm Williamson as a Director of Friends Provident Holdings (UK) Limited	Management	For	For
21	Declare a final dividend of 2.72p per share on the ordinary shares of the Company	Management	For	For
22
Authorize the Board, conditional upon Resolution 23 being
passed, to issue shares in the Company, and to grant rights to subscribe for or convert any security into shares in the Company, in accordance with Article 4.3 of the New Articles: up to a number of 804,150,381 shares in the Company (such number to be
reduced by the number of shares issued or granted under this resolution in excess of an equivalent number); and up to a number
		Management	For	For

of 1,608,300,763 shares in the Company (such number to be
reduced by any issues or grants made under this resolution) solely in connection with an offer by way of a rights issue: i) to ordinary shareholders in proportion (as nearly as may be practicable) to their existing holdings; and ii) to holders of other shares or securities, as required by the rights of those securities or as the
Board otherwise considers necessary, and so that the Board may impose any limits or restrictions and make any arrangements
which it considers necessary or appropriate to deal with treasury shares, fractional entitlements, legal, regulatory or practical problems in, or under the laws of, any territory or any other matter;
Authority expires the earlier at the end of next year's AGM or 15 months after the date of this resolution]; and the Company may make offers and enter into agreements which would, or might, require shares to be issued or rights to subscribe for or convert securities into shares to be granted after the authority ends and the Board may issue shares or grant rights to subscribe for or convert securities into shares under any such offer or agreement as if the authority had not ended

S.23
Adopt the Articles of Incorporation (the "New Articles") as
specified, as the Articles of Incorporation of the Company in
substitution for, and to the exclusion of, the existing Articles of
Incorporation (the "Articles")
		Management	For	For
S.24
Authorize the Board to dis-apply the right of shareholders to receive a pre-emptive offer pursuant to Article 4.13 of the Articles
(or, if Resolution 23 is passed, Article 4.12 of the New Articles), this power shall be limited to the issue of up to a number of ordinary shares equal to 5% of the issued ordinary shares of the
Company (as at the date of this notice of meeting) and [Authority expires the earlier at the end of the AGM of the Company held in
2011 or 15 months after the date of this resolution]; and the
Company may make offers, and enter into agreements, which
would, or might, require ordinary shares to be issued (and
treasury shares to be sold) after the power given to the Board pursuant to this resolution ends and the Board may issue ordinary shares (and sell treasury shares) under any such offer or
agreement as if the power had not ended
		Management	For	For
S.25
Authorize the Company, conditional upon the ordinary shares of the Company remaining trading on the main market of the London
Stock Exchange, in accordance with the Companies (Guernsey)
Law, 2008, as amended (the "Law") to make market acquisitions
(as defined in the Law) of ordinary shares (for cancellation or holding in treasury) provided that unless a tender offer is made to all holders of ordinary shares: a) the maximum number of ordinary shares authorized to be acquired is 241,245,114 ordinary shares
(equal to 10% of the ordinary shares in issue at the date of this notice); b) the minimum price which may be paid for an ordinary share is GBP 0.01 per ordinary share; and c) the maximum price which may be paid for an ordinary share is not more than the higher of: i) 5% above the average market value of the Company's ordinary shares for the 5 business days prior to the day the purchase is made; and ii) the higher of the price of the last independent trade and the highest current independent bid on the trading venue where the purchase is carried out [Authority expires the earlier at the end of the AGM of the Company held in 2011 or
15 months after the date of this resolution]
		Management	For	For
S.26
Authorize the Directors of the Company, subject to Resolution 23 is passed, in accordance with Article 34.16 of the new Articles, to make and implement an offer to the ordinary shareholders of the
Company (excluding any member of the Company holding shares
as treasury shares), to the extent and in the manner determined by the Directors of the Company, to elect to receive new, fully paid, ordinary shares in the Company instead of cash in respect of the whole (or part, if determined by the Directors of the Company)
of any interim or final dividend declared and/or paid by the
Company on or before 18 MAY 2015, including the final dividend proposed in Resolution 21; and b) for the purposes of any offer made pursuant to paragraph (a) of this Resolution 26, to capitalize such amount standing to the credit of any of the Company's
reserves or funds available for capitalization (including the retained earnings account) as may be necessary and are further authorized to apply the same in paying up and issuing new
ordinary shares in the Company to the ordinary shareholders who have validly accepted such an offer in accordance with their respective entitlements, which ordinary shares shall be issued in accordance with Article 34.16.6
		Management	For	For

AXA ASIA PACIFIC HOLDINGS LTD
Security	Q12354108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-May-2010
ISIN	AU000000AXA5	Agenda		702375292 - Management
Item	Proposal	Type	Vote	For/Against Management
1	To consider the financial report, Directors' report and Auditor's REPORT for-the YE 31 DEC 2009	Non-Voting
2.A	Re-elect Richard Hugh Allert as a Director, who retires by rotation, in accordance with Clauses 12.3, 12.4 and 12.5 of AXA APH's Constitution	Management	For	For
2.B	Re-elect Michael Roy Butler as a Director, who retires by rotation, in accordance with Clauses 12.3, 12.4 and 12.5 of AXA APH's Constitution	Management	For	For
2.C	Re-elect Paul Sampson as a Director, who retires by rotation, in accordance with Clauses 12.3, 12.4 and 12.5 of AXA APH's Constitution	Management	For	For
3	Adopt the remuneration report for the YE 31 DEC 2009	Management	For	For

INTERNATIONAL POWER PLC
Security	G4890M109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-May-2010
ISIN	GB0006320161	Agenda		702417292 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Receive the Accounts for the FYE 31 DEC 2009 and the report of the Directors, the Directors' remuneration report and the report of the Auditors on the Accounts and on the auditable part of the
Directors' remuneration report
		Management	For	For
2	Appoint David Weston as a Director	Management	For	For
3	Re-appoint Sir Neville Simms as a Director	Management	For	For
4	Re-appoint Tony Concannon as a Director	Management	For	For
5	Re-appoint Bruce Levy as a Director	Management	For	For
6	Re-appoint Tony Isaac as a Director	Management	For	For
7	Re-appoint Struan Robertson as a Director	Management	For	For
8	Approve to declare a final dividend of 8.28 pence per ordinary share in respect of the FYE 31 December 2009	Management	For	For
9
Re-appoint KPMG Audit Plc as auditors of the Company to hold office from the conclusion of the AGM to the conclusion of the next general meeting at which accounts are laid before the Company and to authorise the Directors to set their remuneration
		Management	For	For
10	Approve the Directors' remuneration report for the FYE 31 December 2009	Management	For	For
11
Authorize the Directors of the Company in accordance with
Section 551 of the Companies Act 2006  the Act  to:  A  allot shares  as defined in Section 540 of the Act  in the Company or grant rights to subscribe for or to convert any security into shares in the Company up to an aggregate nominal amount of GBP
253,749,642; and  B  allot equity securities  as defined in Section
560 of the Act  up to an aggregate nominal amount of GBP
507,499,284  such amount to be reduced by the aggregate
nominal amount of shares allotted or rights to subscribe for or to convert any security into shares in the Company granted under paragraph  A  of this Resolution 11  in connection with an offer by way of a rights issue:  i  to ordinary shareholders in proportion  as nearly as may be practicable  to their existing holdings; and  ii  to
CONTD.
		Management	For	For
CONT
CONTD. holders of other equity securities  as defined in Section
560 1  of-the Act  as required by the rights of those securities or, subject to such-rights, as the Directors otherwise consider
necessary, and so that the-Directors may impose any limits or restrictions and make any arrangements-which they consider
necessary or appropriate to deal with treasury shares,-fractional entitlements, record dates, legal, regulatory or practical-problems in, or under the laws of, any territory or any other matter;-Authority expires at the end of the Company's AGM after this Resolution is-
passed or, if earlier, until the close of business on 30 JUN 2011 but, in-each case, so that the Company may make offers and
enter into agreements-before the authority expires which would, or might, require shares to be-allotted or CONTD.
Non-Voting
CONT
rights to subscribe for or to convert any security into shares to be granted-after the authority expires and the Directors may allot shares or grant such-rights under any such offer or agreement as if the authority had not expired
Non-Voting
S.12
Authorize the Directors pursuant to Section 570 of the Act to allot equity securities  as defined in Section 560 of the Act  for cash pursuant to the authority granted by resolution 11 and/or where the allotment constitutes an allotment of equity securities by virtue of Section 560 3  of the Act, in each case free of the restriction in
Section 561 of the Act, such power to be limited:  A  to the allotment of equity securities in connection with an offer of equity securities  but in the case of an allotment pursuant to the authority granted by paragraph  B  of Resolution 11, such power shall be limited to the allotment of equity securities in connection with an offer by way of a rights issue only :  i  to ordinary shareholders in proportion  as nearly as may be practicable  to their existing holdings; and  ii  to CONTD.
		Management	For	For
CONT
CONTD. holders of other equity securities  as defined in Section
560 1  of-the Act , as required by the rights of those securities or, subject to such-rights, as the Directors otherwise consider
necessary, and so that the-Directors may impose any limits or restrictions and make any arrangements-which they consider
necessary or appropriate to deal with treasury shares,-fractional entitlements, record dates, legal, regulatory or practical-problems in, or under the laws of, any territory or any other matter; and  B-to the allotment of equity securities pursuant to the authority granted by-paragraph  A  of Resolution 11 and/or an allotment which
constitutes an-allotment of equity securities by virtue of Section
560 3  of the Act  in-each case otherwise than in the
circumstances set out in paragraph  A  of-this CONTD.
Non-Voting
CONT
CONTD. Resolution 12  up to a nominal amount of GBP
38,062,446 calculated, in-the case of equity securities which are rights to subscribe for, or to-convert securities into, Ordinary
Shares  as defined in Section 560 1  of the-Act  by reference to the aggregate nominal amount of relevant shares which-may be allotted pursuant to such rights;  Authority expires at the end of the-Company's next AGM after this Resolution is passed or, if earlier, until the-close of business on 30 JUN 2011  but so that the
Company may make offers and-enter into agreements before the power expires which would, or might, require-equity securities to be allotted after the power expires and the Directors-may allot equity securities under any such offer or agreement as if the power-had not expired
Non-Voting
S.13
Authorize the Company to make one or more market purchases
within the meaning of Section 693 4  of the Act  of ordinary Shares provided that:  A the maximum aggregate number of ordinary
Shares to be purchased is 152,249,785 representing
approximately 10% of the issued share capital as at 10 MAR
2010;  B  the minimum price which may be paid for an Ordinary
Share is 50 pence per share which amount shall be exclusive of expenses; and  C  the maximum price which may be paid for an
Ordinary Share is an amount  exclusive of expenses  equal to
105% of the average of the middle market quotations for an
Ordinary Share as derived from the London Stock Exchange Daily
Official List for the five business days immediately preceding the day on which the Ordinary Share is purchased; Authority expire at the conclusion CONTD.
		Management	For	For
CONT
CONTD. of the AGM of the Company to be held in 2011 or on 30
JUN 2011,-whichever is the earlier; unless such authority is renewed prior to such-time. Under the authority hereby conferred, the Company may, before the-expiry of such authority, conclude contracts to purchase Ordinary Shares-which will or may be
completed wholly or partly after the expiry of such-authority, and may make purchases of Ordinary Shares in pursuance of any
such-contracts as if the authority hereby conferred had not expired
Non-Voting
S.14	Approve the general meeting of the Company other than an AGM may be called on not less than 14 clear days' notice	Management	For	For
S.15
Amend  A  the Articles of Association of the Company by deleting all the provisions of the Company's Memorandum of Association which, by virtue of Section 28 of the Act, are to be treated as provisions of the Company's Articles of Association; and  B  the
Articles of Association set out in the document produced to the meeting and initialled by the Chairman for the purposes of
identification be adopted as the Articles of Association of the
Company in substitution for, and to the exclusion of, the existing
Articles of Association
		Management	For	For
16
Authorize the Directors,  A  the International Power plc 2010 UK
Sharesave Plan  UK SAYE Plan  and the International Power plc
2010 Global Sharesave Plan  Global SAYE Plan , the main
features of which are summarised in the Explanatory Notes on pages 10 to 12 of this Notice of the 2010 AGM and copies of the rules of which have been produced to the meeting and initialled by the Chairman for the purposes of identification, to do all acts and things as they may consider necessary or desirable to carry the same into effect and to make such changes as they consider
appropriate for that purpose; and to establish future share plans for the benefit of employees overseas based on the above plans, modified to the extent necessary or desirable to take account of
CONTD.
		Management	For	For
CONT
CONTD. overseas tax, securities and exchange control laws and regulations,-provided that such plans must operate within the limits on individual or-overall participation summarised in the
Explanatory Notes on pages 10 to 12-of this Notice of the 2010
AGM
Non-Voting

GOLDCORP INC NEW
Security	380956409	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	19-May-2010
ISIN	CA3809564097	Agenda		702369693 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "C" AND 'IN FAVOR' OR 'ABSTAIN' ONLY FOR RESOLUTION- NUMBERS "A.1 TO A.10 AND B". THANK YOU.	Non-Voting
-	To receive and consider the audited consolidated financial statements of the-Company for the YE 31 DEC 2009 and the report of the Auditors thereon	Non-Voting
A.1	Election of Ian W. Telfer as a Director of the Company for the ensuing year	Management	For	For
A.2	Election of Douglas M. Holtby as a Director of the Company for the ensuing year	Management	For	For
A.3	Election of Charles A. Jeannes as a Director of the Company for the ensuing year	Management	For	For
A.4	Election of John P. Bell as a Director of the Company for the ensuing year	Management	For	For
A.5	Election of Lawrence I. Bell as a Director of the Company for the ensuing year	Management	For	For
A.6	Election of Beverley A. Briscoe as a Director of the Company for the ensuing year	Management	For	For
A.7	Election of Peter J. Dey as a Director of the Company for the ensuing year	Management	For	For
A.8	Election of P. Randy Reifel as a Director of the Company for the ensuing year	Management	For	For
A.9	Election of A. Dan Rovig as a Director of the Company for the ensuing year	Management	For	For
A.10	Election of Kenneth F. Williamson as a Director of the Company for the ensuing year	Management	For	For
B	Appointment of Deloitte & Touche LLP, Chartered Accountants, as the Auditors of the Company for the ensuing year and authorize the Directors to fix their remuneration	Management	For	For
C
PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER
PROPOSAL: Approve that the Board create and adopt, by 01 SEP
2010, a Corporate Policy   on the right to free, prior, and informed
consent (FPIC) for its operations   impacting indigenous
communities and all communities dependent on natural
resources for survival
		Shareholder	Against	For
D	Transact such other business	Non-Voting

PPR SA, PARIS
Security	F7440G127	Meeting Type		MIX
Ticker Symbol		Meeting Date	19-May-2010
ISIN	FR0000121485	Agenda		702369972 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
O.1	Approve the Company accounts for the year 2009	Management	For	For
O.2	Approve the consolidated accounts for the year 2009	Management	For	For
O.3	Approve the allocation of result and the distribution of the dividend	Management	For	For
O.4	Approve the agreements specified in Articles L. 225-38 et sequence of the Code du commerce commercial code	Management	For	For
O.5	Appointment of Mrs. Laurence Boone as a Director for a 4 year period	Management	For	For
O.6	Appointment of Mrs. Yseulys Costes as a Director for a 4 year period	Management	For	For
O.7	Appointment of Mrs. Caroline Puel as a Director for a 4 year period	Management	For	For
O.8	Approve the Board of Directors' fees	Management	For	For
O.9	Approve the renewal of an Auditor's mandate	Management	For	For
O.10	Appointment of The Firm KPMG Audit as an Assistant Auditor	Management	For	For
O.11	Grant authority to operate using Company shares	Management	For	For
E.12
Grant powers to issue, without any preferential subscription right and as part of a public offer, shares and/ or any tangible assets granting access, immediately and/ or at term, to capital securities and/or tangible assets, entitling allocation of debt securities
		Management	For	For
E.13
Grant to decide to increase capital stock by issuing, without any preferential subscription right and as part of an offer as specified in Article L. 411-2.II of the Code Monetaire et Financier  Monetary
and Financial Code , especially to qualified investors, shares and/or any tangible assets granting access to the Company's
capital stock and/or issue of assets entitling allocation of debt securities
		Management	For	For
E.14
Grant authority to set the price for issue of shares and/or tangible assets granting access to capital stock according to certain procedures, up to a ceiling of 10% of capital stock per year, to increase capital stock by issuing with no preferential subscription right shares
		Management	For	For
E.15	Grant authority to increase the number of shares or tangible assets to be issued in the event of an increase in capital stock with no preferential subscription right	Management	For	For
E.16
Grant authority to increase capital stock by issuing, without and preferential subscription right, shares or other assets, granting access to capital stock reserved for current or former employees who belong to a savings plan
		Management	For	For
E.17	Authorize the Board of Directors to agree share purchase or subscription options for employed members of staff and agents within the group or certain categories of them	Management	For	For
E.18	Authorize the Board of Directors to allocate existing shares free of charge or issue them to employed members of staff and agents within the group or certain categories of them	Management	For	For
E.19	Authorize the Board of Directors to issue refundable share subscription and/or purchase notes BSAARs to employees and agents within the group, with no shareholders' preferential subscription right	Management	For	For
E.20	Amend the Article 22 of the Articles of Association	Management	For	For
O.E21	Powers for formalities	Management	For	For
CMMT
PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING
INFORMATION IS AVAILABLE BY-CLICKING ON THE
MATERIAL URL LINK:-https://balo.journal-
officiel.gouv.fr/pdf/2010/0412/201004121001116.pdf AND-
https://balo.journal-
officiel.gouv.fr/pdf/2010/0428/201004281001567.pdf
Non-Voting
CMMT
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF ADDITIONAL LINK. IF YOU-HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS Y-OU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

CRITERIA CAIXACORP SA, BARCELONA
Security	E3641N103	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	19-May-2010
ISIN	ES0140609019	Agenda		702374860 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A-SECOND CALL ON 20
MAY 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting
1	Approve the individual and consolidated annual accounts and their respective Management reports including the report on remuneration policy for the YE 31 DEC 2009	Management	For	For
2	Approve the Management of the Board of Directors during that FY	Management	For	For
3	Approve the proposed application of results and the distribution of the dividend for the FYE 31 DEC 2009	Management	For	For
4	Approve the distribution of a dividend from reserves to pay for the first quarter of 2011	Management	For	For
5	Approve to determine the number of Members of the Board of Directors within the limits laid down in Article 32 of the Bylaws; reelection, ratification and appointment of Directors	Management	For	For
6
Authorize the Board of Directors for the acquisition of own shares directly or through Group Companies, on the terms agreed upon by the General Board and the legally established limits, leaving no effect on the unused portion, the authorization agreed by the AGM held on 7 MAY 2009
		Management	For	For
7
Authorize the Board of Directors to issue convertible and/or exchangeable into shares of the Company, as well as warrants or similar securities to be eligible, directly or indirectly to the subscription or acquisition of shares in the society, as well as the power to increase capital by the amount required, and the power to exclude, where appropriate, the right of first refusal
		Management	For	For
8	Re-elect Criteria Caixa Corp, SA as the Auditor and its consolidated group for the year 2011	Management	For	For
9
Authorize the Council of Administration for the interpretation, correction and supplementation, implementation and development of agreements adopted by the Board, so as to substitute the
powers received from the Board and granting of powers for a
public instrument and registration of such agreements and for their relief
		Management	For	For

STATOIL ASA
Security	R4446E112	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	19-May-2010
ISIN	NO0010096985	Agenda		702386271 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
CMMT
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
1	Opening of the AGM by the Chair of the corporate assembly	Non-Voting
2	Election of a Chair of the meeting	Management	For	For
3	Approve the notice and the agenda	Management	For	For
4	Approve the registration of attending shareholders and the proxies	Management	For	For
5	Election of two persons to co-sign the minutes together with the chair of the meeting	Management	For	For
6	Approve the annual report and the accounts for Statoil Asa and the Statoil Group for 2009 including the Board of Directors proposal for distribution of dividend	Management	For	For
7	Approve the declaration on stipulation of salary and other remuneration for Executive Management	Management	For	For
8	Approve the determination of remuneration for the Company's Auditor	Management	For	For
9.1	Election of Olaug Svarva as a Member of the Corporate Assembly	Management	For	For
9.2	Election of Idar Kreutzer as a Member of the Corporate Assembly	Management	For	For
9.3	Election of Karin Aslaksen as a Member of the Corporate Assembly	Management	For	For
9.4	Election of Greger Mannsverk as a Member of the Corporate Assembly	Management	For	For
9.5	Election of Steinar Olsen as a Member of the Corporate Assembly	Management	For	For
9.6	Election of Ingvald Stroemmen as a Member of the Corporate Assembly	Management	For	For
9.7	Election of Rune Bjerke as a Member of the Corporate Assembly	Management	For	For
9.8	Election of Tore Ulstein as a Member of the Corporate Assembly	Management	For	For
9.9	Election of Live Haukvik Aker as a Member of the Corporate Assembly	Management	For	For
9.10	Election of Siri Kalvig as a Member of the Corporate Assembly	Management	For	For
9.11	Election of Thor Oscar Bolstad as a Member of the Corporate Assembly	Management	For	For
9.12	Election of Barbro Haetta-Jacobsen as a Member of the Corporate Assembly	Management	For	For
10	Approve the determination of remuneration for the Corporate Assembly	Management	For	For
11.1	Election of Olaug Svarva as a Member of the Nomination Committee until the AGM in 2012	Management	For	For
11.2	Election of Bjoern Staale Haavik as a Member of the Nomination Committee until the AGM in 2012	Management	For	For
11.3	Election of Tom Rathke as a Member of the Nomination Committee until the AGM in 2012	Management	For	For
11.4	Election of Live Haukvik Aker as a Member of the Nomination Committee until the AGM in 2012	Management	For	For
12	Approve the determination of remuneration for the Nomination Committee	Management	For	For
13	Grant authority to acquire Statoil shares in the market in order to continue implementation of the Share Saving Plan for employees	Management	For	For
14	Grant autority to acquire Statoil shares in the market for annulment	Management	For	For
15
Approve the changes to Articles of Association: 1) Articles of
Association Section 4; 2) Articles of Association Section 5; 3)
Articles of Association Section 7; 4) Articles of Association Section
9; 5) Articles of Association Section 11
		Management	For	For
16	PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL: approve the proposal from a Shareholder	Shareholder	Against	For

COMMERZBANK AG, FRANKFURT A/MAIN
Security	D15642107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	19-May-2010
ISIN	DE0008032004	Agenda		702393721 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS 28 APR 2010, WHEREAS-THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
GE-RMAN LAW. THANK YOU
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY wit-h the report of the Supervisory Board, the group financial statements and annu-al report, the report pursuant to
Sections 289(4) and 315(4) of the German Com-mercial Code,
and the corporate governance and remuneration reports
Non-Voting
2.	Ratification of the acts of the Board of Managing Directors	Management	For	For
3.	Ratification of the acts of the Supervisory Board	Management	For	For
4.	Approval of the new compensation system for the Board of MDs, to be explained in detail at the shareholders meeting	Management	For	For
5.	Appointment of Auditors for the 2010 FY: PricewaterhouseCoopers AG, Frankfurt	Management	For	For
6.	Appointment of Auditors for the first quarter of 2011: PricewaterhouseCoopers AG, Frankfurt	Management	For	For
7.
Authorization to acquire own shares for trading purposes, the
Company shall be authorized to acquire and sell own shares, at prices not deviating more than 10% from their average market price, on or before 18 MAY 2015, the trading portfolio shall not exceed 5% of the Company's share capital at the end of any given day
		Management	For	For
8.
Resolution on the revision of the authorized capital, and the corresponding amendments to the Articles of association the
authorized capital 2009/I, 2009/II and 2006/III shall be revoked, the Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to increase the share capital by up to EUR 1,535,000,000 through the issue of new shares against payment in cash or kind, on or before 18 MAY 2015 (authorized capital 2010) Shareholders shall be granted subscription rights, except for residual amounts, for the granting of subscription rights to holders of option or conversion rights, for the issue of employee shares of up to EUR 12,000,000, for the issue of shares against payment in kind, and for the issue of shares at a price not
materially below their market price
		Management	For	For
9.
Resolution on the authorization to issue convertible and/or warrant bonds or profit sharing rights, the creation of contingent capital, and the corresponding amendments to the Articles of Association
I. the authorization to issue convertible and/or warrant bonds or profit-sharing rights, given by the AGM of 15 MAY 2008, shall be revoked II. the Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to issue bonds or profit-sharing rights of up to EUR 4,000,000,000, with or without conversion or option rights for new shares of the Company, on or before 18 MAY 2015, Shareholders shall be granted subscription rights, except for residual amounts, for the granting of such rights to holders of previously issued bonds, for the issue of bonds or profit-sharing rights at a price not materially below their theoretical market value, and for the issue of profit-sharing rights not conferring a conversion or option right if these have debenture-like features, III. the contingent capital 2008/I and 2008/II shall be revoked, the Company's share capital shall be increased by up to
EUR 702,000,000 through the issue of up to 270,000,000 new
bearer shares, insofar as conversion or option rights are exercised
(contingent capital 2010/I), IV. the Articles of Association shall be amended accordingly
		Management	For	For
10.
Resolution on the issuance of exchange rights to the Financial
Market Stabilisation Fund, the creation of contingent capital, and the corresponding amendments to the Articles of association the
Financial Market Stabilisation Fund shall be entitled to exchange its silent participation in the company into shares of the Company, in order to retain its proportional interest in the Company in the event the Company undertakes a capital increase, the share
capital shall be increased for this purpose by up to EUR
355,666,667.20 through the issue of up to 136,794,872 new
bearer shares, insofar as the exchange rights are exercised
		Management	For	For
11.
Amendments to the Articles of Association in connection with the
Shareholder Rights Directive Implementation Act (ARUG) a)
Sections 17(1) and (2) shall be revised in respect of the deadline for announcing the shareholders, meeting being 30 days prior to the meeting, extended by the length of the registration period, and in respect of attendance at shareholders, meetings being
contingent upon registration with the Company at least six days in advance and provision of proof of shareholding as per the 21st day prior to the meeting, b) Sections 17(4) and (5) shall be added in respect of the admissibility of online participation in and absentee voting at shareholders meetings.
		Management	For	For
12.
PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:
Withdrawal of confidence from all members of the Board of
Managing Directors pursuant to Section 84(3)2 of the Stock
Corporation Act the Board of Managing Directors and the
Supervisory Board recommend rejecting this motion
		Shareholder	Against	For
13.
PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:
Removal of Dr. Helmut Perlet from the Supervisory Board
pursuant to Section 103(1) of the Stock Corporation Act and
appointment of a new member to the Supervisory Board pursuant to Section 101(1) of the Stock Corporation Act the Supervisory
Board recommends rejecting this motion
		Shareholder	Against	For
14.
PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:
Appointment of Rainer Kroell as special Auditor pursuant to
Section 142(1) of the Stock Corporation Act for the examination of the actions of the management in connection with the acquisition of the 100% stake in Dresdner Bank AG from Allianz S.E. and the merger of the Company with Dresdner Bank AG the Supervisory
Board recommends rejecting this motion, the shareholders
Riebeck-Brauerei von 1862 AG and Dr. Winfried Lubos have put forth the following additional item for resolution pursuant to
Sections 122(2) and 124(1) of the Stock Corporation Act
		Shareholder	Against	For
15.
PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:
Appointment of special auditors pursuant to Section 142(1) of the
Stock Corporation Act for the examination of the actions of the management in connection with the behaviour of the Board of
Managing Directors and the Supervisory Board before and after the acquisition of Dresdner Bank as well as the acquisition of the
100% stake in Dresdner Bank AG from Allianz S.E., followed by the merger of the company with Dresdner Bank without the
approval of the shareholders meeting, the Supervisory Board also recommends rejecting this proposal
		Shareholder	Against	For

TELENOR ASA, FORNEBU
Security	R21882106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	19-May-2010
ISIN	NO0010063308	Agenda		702406667 - Management
Item	Proposal	Type	Vote	For/Against Management

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE
Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
Non-Voting

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 699228 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1	Approve the notice of the AGM	Management	For	For
2	Election of a representative to sign the minutes of the AGM together with the-Chairman of the meeting	Non-Voting
3	Approve the annual accounts and the annual report for the FY 2009; and a dividend payment of NOK 2.50 per share	Management	For	For
4	Approve the remuneration to the Company's Auditor	Management	For	For
5	Approve the Board's declaration regarding the determination of salary and other remuneration to senior employees pursuant to Section 6-16A in the Act relating to public limited companies	Management	For	For
6.i	Grant authority to acquire own shares for the purposes of cancellation or as means of payment in connection with acquisition of businesses	Management	For	For
6.ii	Grant authority to acquire own share for the purposes of fulfilling Telenor's obligations pursuant to option and LTI programmes for senior employees and general share programmes for employees	Management	For	For
7	Approve to determine the remuneration to the Members of the Corporate Assembly and the Nomination Committee	Management	For	For

CREDIT AGRICOLE SA, PARIS
Security	F22797108	Meeting Type		MIX
Ticker Symbol		Meeting Date	19-May-2010
ISIN	FR0000045072	Agenda		702417418 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 668683 DUE TO DUE TO ADDIT-ION OF RESOLUTION. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGAR-DED AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.     The followin-g applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions will-be
forwarded to the Global Custodians that have become Registered
Intermediar-ies, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Gl-obal Custodian will sign the Proxy
Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
Non-Voting
	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLIC-KING ON THE MATERIAL URL LINK: https://balo.journal- officiel.gouv.fr/pdf/2010/-0503/201005031001606.pdf	Non-Voting
O.1	Approve the financial statements for the FY 2009	Management	For	For
O.2	Approve the consolidated financial statements for the FY 2009	Management	For	For
O.3	Approve the allocation of income, setting and payment of the dividend	Management	For	For
O.4	Approve the option to pay the dividend with shares	Management	For	For
O.5	Approve the regulated undertakings pursuant to Article L.225-42-1 of the Commercial Code, decided in favor of Mr. Rene CARRON	Management	For	For
O.6	Approve the regulated Undertakings pursuant to Article L.225-42- 1 of the Commercial Code, decided in favor of Mr. Bernard MARY	Management	For	For
O.7	Approve the regulated Undertakings pursuant to Article L.225-42- 1 of the Commercial Code, decided in favor of Mr. Jean-Yves HOCHER	Management	For	For
O.8	Approve the regulated Undertakings pursuant to Article L.225-42- 1 of the Commercial Code, decided in favor of Mr. Jacques LENORMAND	Management	For	For
O.9	Approve the conditions for Mr. Jean-Frederic de LEUSSE's end of term pursuant to Article L.225-42-1 of the Commercial Code	Management	For	For
O.10	Approve the conditions for Mr. Georges PAUGET's end of term pursuant to Article L.225-42-1 of the Commercial Code	Management	For	For
O.11	Approval the regulated Undertakings pursuant to Article L.225-42- 1 of the Commercial Code, decided in favor of Mr. Jean-Paul CHIFFLET	Management	For	For
O.12	Approve the regulated Undertakings pursuant to Article L.225-42- 1 of the Commercial Code, decided in favor of Mr. Michel MATHIEU	Management	For	For
O.13	Approve the regulated Undertakings pursuant to Article L.225-42- 1 of the Commercial Code, decided in favor of Mr. Bruno de LAAGE	Management	For	For
O.14	Ratify the co-optation of Mr. Philippe BRASSAC as a Board member	Management	For	For
O.15	Approve the renewal of Mr. Philippe BRASSAC's term as a Board member	Management	For	For
O.16	Ratify the co-optation of Mrs. Veronique FLACHAIRE as a Board member	Management	For	For
O.17	Approve the Renewal of Mrs. Veronique FLACHAIRE's term as a Board member	Management	For	For
O.18	Appointment of Mr. Claude HENRY as a Board member	Management	For	For
O.19	Ratify the co-optation of Mr. Bernard LEPOT as a Board member	Management	For	For
O.20	Appointment of Mr. Jean-Marie SANDER as a Board member	Management	For	For
O.21	Appointment of Mr. Christian TALGORN	Management	For	For
O.22	Appointment of a Board member Madame Monica MONDARDINI	Management	For	For
O.23	Approve the attendance allowances to Board members	Management	For	For
O.24	Authorize the Board of Directors to purchase Company's common shares	Management	For	For
E.25	Authorize the Board of Directors to increase the share capital by issuing common shares and/or securities giving access to common shares with preferential subscription rights	Management	For	For
E.26
Authorize the Board of Directors to increase the share capital by issuing common shares and/or securities giving access to
common shares with cancellation of preferential subscription rights outside of a public offer
		Management	For	For
E.27
Authorize the Board of Directors to increase the share capital by issuing common shares and/or securities giving access to
common shares with cancellation of preferential subscription rights as part of a public offer
		Management	For	For
E.28
Authorize the Board of Directors to increase the amount of initial issuance, in the event of issuance of common shares or securities giving access to common shares with or without preferential
subscription rights, decided according to 25th, 26th, 27th, 29th,
30th, 34th and 35th resolutions
		Management	For	For
E.29
Authorize the Board of Directors to issue common shares and/or securities giving access to common shares, for the remuneration of the contributions in kind granted to the Company and
comprised of equity securities or securities giving access to the capital, outside of a public exchange offer
		Management	For	For
E.30
Authorize the Board of Directors to set the issue price of the common shares or any securities giving access to common
shares, in the event of cancellation of preferential subscription rights, within the annual limit of 5% of the capital
		Management	For	For
E.31	Approve the overall limitation of authorizations for issuances with or without preferential subscription rights	Management	For	For
E.32	Authorize the Board of Directors to issue securities entitling to allotment of debt securities	Management	For	For
E.33	Authorize the Board of Directors to increase the share capital by incorporation of reserves, profits, premiums or others	Management	For	For
E.34	Authorize the Board of Directors to increase the share capital by issuing common shares reserved to employees of the Groupe Credit Agricole, members of a Company Saving Plan	Management	For	For
E.35	Authorize the Board of Directors to increase the share capital by issuing common shares reserved to the Company Credit Agricole International Employees	Management	For	For
E.36	Authorize the Board of Directors to carry out a free allocation of shares, existing or to be issued, in favor of the employees or eligible officers of the Company	Management	For	For
E.37	Authorize the Board of Directors to reduce the share capital by cancellation of common shares	Management	For	For
E.A
PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER
PROPOSAL: Approve the as part of the exercise of the 34th
resolution, the 4 Supervisory Boards of the FCPE, which met on
30 MAR 2010, suggest that Supervisory Boards are controlled by a majority of employees, in order to respect the balance of funds holders and to comply with the practice established in the FCPE
CREDIT AGRICOLE S.A. Actions, while the management wants
to maintain the parity between Employers and Employees
		Shareholder	Against	For
E.38	Powers for the formalities	Management	For	For

SUN LIFE FINL INC
Security	866796105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	19-May-2010
ISIN	CA8667961053	Agenda		702425744 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "3" AND 'IN FAVOR' OR 'ABSTAIN' ONLY FOR RESOLUTION- NUMBERS "1.1 TO 1.13 AND 2". THANK YOU.	Non-Voting
0	Receipt of the 2009 consolidated financial statements	Non-Voting
1.1	Election of William D. Anderson as a Director	Management	For	For
1.2	Election of John H. Clappison as a Director	Management	For	For
1.3	Election of David A. Ganong, CM as a Director	Management	For	For
1.4	Election of Germaine Gibara as a Director	Management	For	For
1.5	Election of Krystyna T. Hoeg as a Director	Management	For	For
1.6	Election of David W. Kerr as a Director	Management	For	For
1.7	Election of Idalene F. Kesner as a Director	Management	For	For
1.8	Election of Mitchell M. Merin as a Director	Management	For	For
1.9	Election of Bertin F. Nadeau as a Director	Management	For	For
1.10	Election of Ronald W. Osborne as a Director	Management	For	For
1.11	Election of Hon. Hugh D. Segal, CM as a Director	Management	For	For
1.12	Election of Donald A. Stewart as a Director	Management	For	For
1.13	Election of James H. Sutcliffe as a Director	Management	For	For
2	Appointment of Deloitte and Touche LLP as the Auditor	Management	For	For
3	Approve the non-binding advisory vote on executive compensation	Management	For	For
0	Other business	Non-Voting

SUEZ ENVIRONNEMENT COMPANY, PARIS
Security	F4984P118	Meeting Type		MIX
Ticker Symbol		Meeting Date	20-May-2010
ISIN	FR0010613471	Agenda		702368122 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
CMMT
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:    Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representati-ve
Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0414/201004141001203.pdf	Non-Voting
O.1	Approve the Company's accounts for the YE 31 DEC 2009	Management	For	For
O.2	Approve the allocation of the consolidated accounts for the YE 31 DEC 2009	Management	For	For
O.3	Approve the allocation of the result for the YE 31 DEC 2009	Management	For	For
O.4	Approve the agreements regulated under Articles L.225-38 et seq. and L.225-42-1 of the Code de Commerce	Management	For	For
O.5	Approve to set the amount allocated for the Directors' attendance fees for the year	Management	For	For
O.6	Ratify the co-opting of Mr. Patrick Ouart as a Director	Management	For	For
O.7	Appointment of Mr. Jerome Tolot as a Director	Management	For	For
O.8	Appointment of Mr. Dirk Beeuwsaert as a Director	Management	For	For
O.9	Appointment of Mr. Alain Chaigneau as a Director	Management	For	For
O.10	Appointment of Mr. Guillaume Pepy as a Director	Management	For	For
O.11	Appointment of Mr. Gilles Benoist as a Director	Management	For	For
O.12	Appointment of Mr. Gerald Arbola as a Director	Management	For	For
O.13	Authorize the Company to trade in its own shares	Management	For	For
E.14	Authorize the Board of Directors to reduce the authorized capital by canceling shares held by the Company itself	Management	For	For
E.15
Authorize the Board of Directors to increase the Company's
authorized capital by issuing, with the preferential right of subscription maintained, equity securities and/or any transferable securities giving access immediately or at some future date to the
Company's shares
		Management	For	For
E.16
Authorize the Board of Directors to increase the Company's
authorized capital by issuing, with the preferential right of subscription cancelled, equity securities and/or any transferable securities giving access immediately or at some future date to the
Company's shares
		Management	For	For
E.17
Authorize the Board of Directors to issue, by means of an offer pursuant to Article L.411-2 II of the Code monetaire et financier, shares and transferable securities giving access to the Company's authorized capital, with the preferential right of subscription for the shareholders cancelled
		Management	For	For
E.18
Authorize the Board of Directors to increase the value of issues made, with the preferential right of subscription for the
shareholders maintained or cancelled, but capped at 15% of the value of the initial issue
		Management	For	For
E.19
Authorize the Board of Directors in the event of an issue, with the preferential right of subscription for the shareholders cancelled, of equity securities and/or any transferable securities giving access, immediately or at some future date, to the Company's authorized capital, in order to set the issue price, but capped at 10% of the
Company's authorized capital, according to the procedures
ordered by the general meeting
		Management	For	For
E.20
Authorize the Board of Directors to increase the Company's
authorized capital, as payment for contributions in kind of equity securities or transferable securities giving access to the
authorized capital
		Management	For	For
E.21	Authorize the Board of Directors to increase the authorized capital by incorporation of premia, reserves, profits or any other sum whose capitalization is permitted	Management	For	For
E.22	Authorize the Board of Directors to increase the Company's authorized capital, as payment for contributions in kind made pursuant to a Public Exchange Offer launched by the Company	Management	For	For
E.23	Authorize the Board of Directors to issue composite transferable securities representing debts	Management	For	For
E.24
Authorize the Board of Directors to increase the authorized capital by issuing shares or transferable securities giving access to the capital, reserved for members of personal equity plans, with the preferential right of subscription for shareholders cancelled in favor of said members
		Management	For	For
E.25
Authorize the Board of Directors to increase the authorized
capital, with the preferential right of subscription for shareholders cancelled, in favor of all entities whose exclusive object is to subscribe to, hold and sell the Company's shares or other equity capital pursuant to the use of one of the multiple formulae of the
Suez Environnement Group's International Collective Shareholder
Plan
		Management	For	For
E.26	Authorize the Board of Directors to allocate free shares	Management	For	For
E.27	Powers for the legal formalities	Management	For	For

CAIRN ENERGY PLC
Security	G17528251	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	20-May-2010
ISIN	GB00B59MW615	Agenda		702374226 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the report and accounts for the YE 31 DEC 2009	Management	For	For
2	Approve the Directors' remuneration report contained in the report and accounts	Management	For	For
3	Re-appointment of Ernst and Young LLP as the Auditors and to authorize the Directors to fix their remuneration	Management	For	For
4	Re-elect Malcolm Thorns as a Director	Management	For	For
5	Re-elect Jann Brown as a Director	Management	For	For
6	Re-elect Simon Thomson as a Director	Management	For	For
7	Authorize the Company to allot relevant securities pursuant to Section 551 of the Companies Act 2006	Management	For	For
S.8	Authorize the Company to allot equity securities or sell treasury shares pursuant to Section 570 of the Companies Act 2006	Management	For	For
S.9	Authorize the Company to make market purchases of the ordinary share capital of the Company	Management	For	For
S.10	Adopt the new Articles of Association of the Company	Management	For	For
S.11	Authorize the Company to call a general meeting other than an AGM on not less than 14 days notice	Management	For	For

BOC HONG KONG HLDGS LTD
Security	Y0920U103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	20-May-2010
ISIN	HK2388011192	Agenda		702408863 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100413/LTN2 0100413059.pdf	Non-Voting
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	Receive the Audited statement of accounts and the reports of the Directors and the Auditors of the Company for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend of HKD 0.57 per share for the YE 31 DEC 2009	Management	For	For
3a	Re-elect Mr. LI Lihui as a Director of the Company	Management	For	For
3b	Re-elect Mdm. Zhang Yanling as a Director of the Company	Management	For	For
3c	Re-elect Mr. GAO Yingxim as a Director of the Company	Management	For	For
3d	Re-elect Mr. Tung Chee Chen as a Director of the Company	Management	For	For
4	Re-appoint PricewaterhouseCoopers as the Auditors of the Company and authorize the Board of Directors or a duly authorize committee of the Board to determine their remuneration	Management	For	For
5
Approve to grant a general mandate to the Board of Directors to allot, issue and deal with additional shares in the Company, not exceeding 20% or, in the case of issue of shares solely for cash and unrelated to any asset acquisition, not exceeding 5% of the issued share capital of the Company as at the date of passing this resolution
		Management	For	For
6	Approve to grant a general mandate to the Board of Directors to repurchase shares in the Company, not exceeding 10% of the issued share capital of the Company as at the date of passing this resolution	Management	For	For
7
Approve, conditional on the passing of Resolutions 5 and 6, to extend the general mandate granted by Resolution 5 by adding thereto the shares repurchased pursuant to the general mandate granted by Resolution 6
		Management	For	For

CANADIAN PAC RY CO NEW
Security	13645T100	Meeting Type		MIX
Ticker Symbol		Meeting Date	21-May-2010
ISIN	CA13645T1003	Agenda		702322152 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTIONS "3" AND 'IN FAVOR' OR 'ABSTAIN' ONLY FOR RESOLUTION- NUMBERS "1 AND 2.1 to 2.13". THANK YOU.	Non-Voting
1	Appointment of PRICEWATERHOUSECOOPERS LLP, as the Auditors	Management	For	For
2.1	Election of John E. Cleghom as a Director	Management	For	For
2.2	Election of Tim W. Faithfull as a Director	Management	For	For
2.3	Election of Frederic J. Green as a Director	Management	For	For
2.4	Election of Krystyna T. Hoeg as a Director	Management	For	For
2.5	Election of Richard C. Kelly as a Director	Management	For	For
2.6	Election of The Hon. John P. Manley as a Director	Management	For	For
2.7	Election of Linda J. Morgan as a Director	Management	For	For
2.8	Election of Madeleine Paquin as a Director	Management	For	For
2.9	Election of Michael E. J. Phelps as a Director	Management	For	For
2.10	Election of Roger Phillips as a Director	Management	For	For
2.11	Election of David W. Raisbeck as a Director	Management	For	For
2.12	Election of Hartley T. Richardson as a Director	Management	For	For
2.13	Election of Michael W. Wright as a Director	Management	For	For
3	Approve to consider and deemed advisable to pass a resolution confirming amendments to general by law 1	Management	For	For
-	To receive the financial statements for the FYE DEC 31 2009 and accompanying-Auditors' report	Non-Voting
-	Transact any other business	Non-Voting

TOTAL S A
Security	F92124100	Meeting Type		MIX
Ticker Symbol		Meeting Date	21-May-2010
ISIN	FR0000120271	Agenda		702420097 - Management
Item	Proposal	Type	Vote	For/Against Management
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting

"French Resident Shareowners must complete, sign and forward the Proxy Card di-rectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions. The following a-pplies to Non-
Resident Shareowners: Proxy Cards: Voting instructions will be f-
orwarded to the Global Custodians that have become Registered
Intermediaries,-on the Vote Deadline Date. In capacity as
Registered Intermediary, the Global-Custodian will sign the Proxy
Card and forward to the local custodian. If you-are unsure whether your Global Custodian acts as Registered Intermediary, plea-se contact your representative"
Non-Voting

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 694699 DUE TO CHANGE IN VO-TING STATUS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLIC-KING ON THE MATERIAL URL LINK-https://balo.journal- officiel.gouv.fr/pdf/2010/0-226/201002261000408.pdf	Non-Voting
O.1	Approve the Company's financial statements	Management	For	For
O.2	Approve the consolidated financial statements	Management	For	For
O.3	Approve the allocation of the profit, setting of the dividend	Management	For	For
O.4	Approve the Agreements pursuant to Article L. 225-38 of the Commercial Code	Management	For	For
O.5	Approve the commitments pursuant to Article L. 225-42 of the Commercial Code	Management	For	For
O.6	Authorize the Board of Directors to proceed with the Company's shares	Management	For	For
O.7	Approve the renewal of Mr. Thierry Desmarest's term as Board Member	Management	For	For
O.8	Approve the renewal of Mr. Thierry de Rudder's term as Board Member	Management	For	For
O.9	Appointment of Mr. Gunnar Brock as a Board Member	Management	For	For
O.10	Appointment of Mr. Claude Clement as a Board Member to represent the Employees Shareholders pursuant to Article 11 of the Statutes	Management	For	For
O.11
PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER
PROPOSAL: Appointment as Director, Mr. Philippe Marchandise
representing the Employees who are shareholders of the
Company for a 3-year period [In accordance with Article 11 of the bylaws, only one of the recommended Directors in resolutions 10,
11 and 12 will be elected]
		Shareholder	Against	For
O.12
PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER
PROPOSAL: Appointment as Director, Mr. Mohammed Zaki
representing the Employees who are shareholders of the
Company for a 3-year period [In accordance with Article 11 of the bylaws, only one of the recommended Directors in resolutions 10,
11 and 12 will be elected]
		Shareholder	Against	For
O.13	Approve the renewal of the Cabinet Ernst and Young Audit as permanent statutory Auditor	Management	For	For
O.14	Approve the Cabinet KPMG Audit as permanent statutory Auditor	Management	For	For
O.15	Appointment of Cabinet Auditex as the substitute statutory Auditor	Management	For	For
O.16	Appointment of Cabinet KPMG Audit I.S. as the substitute statutory Auditor	Management	For	For
E.17
Authorize the Board of Directors to increase the capital with preferential subscription rights of the Shareholders, by issuing common shares or any securities giving access to the capital by incorporation of premiums, reserves, profits or others
		Management	For	For
E.18	Authorize the Board of Directors to increase the capital by issuing common shares or any securities giving access to the capital, with cancellation of preferential subscription rights	Management	For	For
E.19	Authorize the Board of Directors to increase the capital by issuing common shares or any securities giving access to the capital as remuneration for the contributions in kind granted to the Company	Management	For	For
E.20	Authorize the Board of Directors to increase the capital in accordance to Article L. 3332-18 et seq. of the Code of Labor	Management	For	For
E.21	Approve the authorization to grant options to subscribe or purchase Company's shares to some Collaborators of the group as well as to Officers of the Company or Companies of the group	Management	For	For
E.A	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Approve to add a new paragraph to the end of Article 9 of the Articles of Association as specified	Shareholder	Against	For

HENGAN INTL GROUP CO LTD
Security	G4402L151	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	24-May-2010
ISIN	KYG4402L1510	Agenda		702366659 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS ONLY FOR RESOLUTION. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100415/LTN2 0100415348.pdf	Non-Voting
1	Receive and consider the audited consolidated accounts and the reports of the Directors and Auditors for the YE 31 DEC 2009	Management	For	For
2	Declare a final dividend for the YE 31 DEC 2009	Management	For	For
3.1	Re-elect Mr. Sze Man Bok as a director	Management	For	For
3.2	Re-elect Mr. Hung Ching Shan as a director	Management	For	For
3.3	Re-elect Mr. Loo Hong Shing Vincent as a director	Management	For	For
3.4	Re-elect Mr. Wang Ming Fu as a director	Management	For	For
3.5	Authorize the Board of Directors to fix the remuneration of the Directors	Management	For	For
4	Re-appoint the Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For
5	Approve to grant a general mandate to the Board of Directors to allot and issue shares	Management	For	For
6	Approve to grant a general mandate to the Board of Directors to exercise all powers of the Company to purchase its own securities	Management	For	For
7
Approve to extend the general mandate granted to the Board of
Directors pursuant to Resolution 5 above by an amount
representing the aggregate nominal amount of shares in the
capital of the Company purchased by the Company pursuant to
the general mandate granted pursuant to Resolution 6 above
		Management	For	For

SOCIETE GENERALE, PARIS
Security	F43638141	Meeting Type		MIX
Ticker Symbol		Meeting Date	25-May-2010
ISIN	FR0000130809	Agenda		702305497 - Management
Item	Proposal	Type	Vote	For/Against Management
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-	Please note that important additional meeting information is available by-clicking on the material URL link --https://balo.journal- officiel.gouv.fr/pdf/2010/0319/201003191000752.pdf	Non-Voting
O.1	Approve the Company accounts for FY 2009	Management	For	For
O.2	Approve the allocation of the 2009 result setting of the dividend and its payment date	Management	For	For
O.3	Approve the scrip dividend payment option	Management	For	For
O.4	Approve the consolidated accounts for FY 2009	Management	For	For
O.5	Approve the continuation of the agreements regulated under Article L. 225-38 of the Code de Commerce	Management	For	For
O.6	Approve the continuation of the retirement agreements regulated under Article L. 225-42-1 of the Code de Commerce	Management	For	For
O.7	Approve a retirement agreement regulated under Article L. 225- 42-1 of the Code de Commerce in favour of Mr. Jean-Francois Sammarcelli	Management	For	For
O.8	Approve a retirement agreement regulated under Article L. 225- 42-1 of the Code de Commerce in favour of Mr. Bernardo Sanchez Incera	Management	For	For
O.9	Approve a "non-competition clause" agreement regulated under Article L. 225-42-1 of the Code de Commerce relating to the departure of Mr. Philippe Citerne	Management	For	For
O.10	Approve a "terminal grant" agreement regulated under Article L. 225-42-1 of the Code de Commerce should Mr. Frederic Oudea leave the Company	Management	For	For
O.11	Approve the Continuation of the "non-competition clause" agreement regulated under Article L. 225-42-1 of the Code de Commerce in favour of Mr. Frederic Oudea	Management	For	For
O.12	Approve to renewal of Mr. Robert Castaigne's appointment as a Director	Management	For	For
O.13	Approve to renewal of Mr. Gianemilio Osculati's appointment as a Director	Management	For	For
O.14	Approve the nomination of TBD as a Director [THIS RESOLUTION HAS BEEN WITHDRAWN]	Management	For	For
O.15	Authorize the Board of Directors to trade in the Company's shares, but limited to 10% of the authorised capital	Management	For	For
E.16
Authorize the Board of Directors, for 26 months, to increase the authorised capital, with the preferential right of subscription maintained, (i) by issuing ordinary shares or any transferable securities giving access to the authorised capital of the Company or of its subsidiaries for a maximum face value of the share issue of 460 million euros, i.e. 49.7% of the authorised capital, with apportionment to this amount of those set in the 17th to 22nd
Resolutions, (ii) and/or by incorporation, for a maximum face value of 550 million Euros
		Management	For	For
E.17
Authorize the Board of Directors, for 26 months, to increase the authorised capital, with the preferential right of subscription cancelled, by issuing ordinary shares or any transferable
securities giving access to the authorised capital of the Company or of its subsidiaries for a maximum face value of the share issue of 138 million Euros, i.e. 14.9% of the authorised capital, with apportionment of this amount to that set in the 16th resolution and apportionment to this amount of those set in the 18th and 19th
Resolutions
		Management	For	For
E.18
Authorize the Board of Directors, for 26 months, to increase the number of shares to be issued if a capital increase is
oversubscribed, with or without the preferential right of
subscription, but limited to 15% of the initial issue and the caps stipulated by the 16th and 17th Resolutions
		Management	For	For
E.19
Authorize the Board of Directors, for 26 months, to increase the authorised capital, but limited to 10% of the capital and the caps stipulated by the 16th and 17th resolutions, to pay for
contributions in kind of equity securities or transferable securities giving access to the authorised capital of other Companies,
outside the context of a bid
		Management	For	For
E.20
Authorize the Board of Directors, for 26 months, to increase the authorised capital or transfer shares reserved for members of a
Corporate or Group Personal Equity Plan, but limited to 3% of the capital and the cap stipulated by the 16th Resolution
		Management	For	For
E.21
Authorize the Board of Directors, for 26 months, to award options to subscribe to or purchase shares, but limited to 4% of the capital and the cap stipulated by the 16th Resolution, the limit of 4%
being a global cap for the 21st and 22nd Resolutions, including a maximum of 0.2% for Executive Directors
		Management	For	For
E.22
Authorize the Board of Directors, for 26 months, to award free existing or future shares, but limited to 4% of the capital and the cap stipulated by the 16th resolution, the limit of 4% being a global cap for the 21st and 22nd Resolutions, including a maximum of
0.2% for Executive Directors
		Management	For	For
E.23	Authorize the Board of Directors to cancel, but limited to 10% per period of 24 months, its own shares held by the Company	Management	For	For
E.24	Amend the Articles of Association following redemption and cancellation of preference shares	Management	For	For
E.25	Powers for the required formalities	Management	For	For
	PLEASE NOTE THAT RESOLUTION 14 HAS BEEN RETRACTED FROM THE AGENDA AND VOTES FO-R THIS RESOLUTION WILL NOT BE TAKEN INTO ACCOUNT BY THE COMPANY.	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION
OF ADDITIONAL COMMENT. IF-YOU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNL-ESS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

STMICROELECTRONICS N V
Security	N83574108	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	25-May-2010
ISIN	NL0000226223	Agenda		702376080 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Opening of the meeting	Non-Voting
2	Approve the Board of Directors' report on financial year 2009 and related-discussion	Non-Voting
3	Receive the report of the Supervisory Board on FY 2009 and related discussion	Non-Voting
4.a	Approve a Corporate Governance	Non-Voting
4.b	Approve the balance sheet as of FY 2009	Management	For	For
4.c	Adopt a dividend of USD 0.28 for each ordinary share for FY 2009	Management	For	For
4.d	Grant discharge of the sole Member of the Managing Board	Management	For	For
4.e	Grant discharge of the Supervisory Board Members	Management	For	For
5	Approve to confirm surveillance councils Member	Management	For	For
6	Appointment of PricewaterhouseCoopers Accountants N:V. as the External Auditors	Management	For	For
7	Approve the shares remuneration portion for Chairman and Chief Executive Officer	Management	For	For
8	Authorize the Board of Directors to buy own shares for 18 months starting from meeting resolutions up on approval of surveillance council	Management	For	For
9	Question time	Non-Voting
10	Closing	Non-Voting
CMMT	PLEASE NOTE THAT BLOCKING CONDITIONS DO NOT APPLY FOR VOTING AT THIS GENERAL M-EETING AS THERE IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED WITH THIS-MEETING. THANK YOU.	Non-Voting

CAMECO CORP
Security	13321L108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-May-2010
ISIN	CA13321L1085	Agenda		702387158 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "3" AND 'IN FAVOR' OR 'ABSTAIN' ONLY FOR RESOLUTION- NUMBERS "1.1 TO 1.12 AND 2". THANK YOU.	Non-Voting
1.1	Election of John H. Clappison as a Director	Management	For	For
1.2	Election of Joe F. Colvin as a Director	Management	For	For
1.3	Election of James R. Curtiss as a Director	Management	For	For
1.4	Election of Donald H.F. Deranger as a Director	Management	For	For
1.5	Election of James K. Gowans as a Director	Management	For	For
1.6	Election of Gerald W. Grandey as a Director	Management	For	For
1.7	Election of Nancy E. Hopkins as a Director	Management	For	For
1.8	Election of Oyvind Hushovd as a Director	Management	For	For
1.9	Election of J.W. George Ivany as a Director	Management	For	For
1.10	Election of A. Anne McLellan as a Director	Management	For	For
1.11	Election of A. Neil McMillan as a Director	Management	For	For
1.12	Election of Victor J. Zaleschuk as a Director	Management	For	For
2	Appointment of KPMG LLP as the Auditors	Management	For	For
3
Approve, on an advisory basis and not to diminish the role and responsibilities of the Board of Directors, that the shareholders accept the approach to executive compensation disclosed in
Cameco's Management proxy circular delivered in advance of the
2010 annual meeting of shareholders
		Management	For	For

CHINA YURUN FOOD GROUP LTD
Security	G21159101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-May-2010
ISIN	BMG211591018	Agenda		702392387 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the audited financial statements and the reports of the Directors and Auditors of the Company for the YE 31 DEC 2009	Management	For	For
2	Approve the final dividend of HKD 0.150 per share in respect of the YE 31 DEC 2009	Management	For	For
3	Re-elect Mr. Zhu Yiliang as an Executive Director	Management	For	For
4	Re-elect Mr. Ge Yuqi as an Executive Director	Management	For	For
5	Re-elect Mr. Yu Zhangli as an Executive Director	Management	For	For
6	Re-elect Mr. Jiao Shuge (alias Jiao Zhen) as a Non-Executive Director	Management	For	For
7	Authorize the Board of Directors to fix the Director's remuneration	Management	For	For
8	Re-appoint KPMG as auditors and authorize the Board of Directors to fix their remuneration	Management	For	For
9
Authorize the Board of Directors to repurchase the shares of the
Company not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing of this resolution
		Management	For	For
10
Authorize the Board of Directors to allot, issue and deal with un-
issued shares in the capital of the Company not exceeding 20% of the aggregate nominal amount of the issued share capital of the
Company at the date of passing of this resolution
		Management	For	For
11	Approve to extend the general mandate granted to the Board of Directors to allot, issue and deal with un-issued shares in the capital of the Company by the number of shares repurchased by the Company	Management	For	For
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK -- http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN2 0100423230.pdf	Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR" OR "AGAINST"-ONLY FOR ALL THE RESOLUTIONS. THANK YOU.	Non-Voting

LEGAL & GEN GROUP PLC
Security	G54404127	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-May-2010
ISIN	GB0005603997	Agenda		702402669 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the audited report and accounts of the Company for the YE 31 DEC 2009 together with the Directors' and the Auditors' report on those accounts	Management	For	For
2	Declare a final dividend of 2.73 pence per ordinary share in respect of the YE 31 DEC 2009 and be paid on 01 JUN 2010 to shareholders on the register of Members at the close of business on 16 APR 2010	Management	For	For
3	Re-elect Rudy Markham as a Director, who retires by rotation	Management	For	For
4	Re-elect John Pollock as a Director, who retires by rotation	Management	For	For
5	Re-elect Henry Staunton as a Director, who retires by rotation	Management	For	For
6	Re-elect James Strachan as a Director, who retires by rotation	Management	For	For
7	Election of Dame Clara Furse as a Director	Management	For	For
8	Election of John Stewart as a Director	Management	For	For
9	Election of Nigel Wilson as a Director	Management	For	For
10	Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company, to hold office until the conclusion of the next general meeting at which accounts are laid before the Company	Management	For	For
11	Authorize the Directors to determine the Auditors' remuneration	Management	For	For
12	Approve the report on the Directors' remuneration for the YE 31 DEC 2009 as set out on pages 55 to 70 of the Company's 2009 annual report and accounts	Management	For	For
13
Authorize the Directors of the Company, pursuant to Section 551 of the Companies Act 2006  the Act to exercise all powers of the
Company to allot shares in the Company or grant rights to
subscribe for, or convert any security into shares in the Company up to an aggregate nominal amount of GBP 48,852,309 this
amount to be not more than 33.33% of the issued ordinary share capital at 09 APR 2010  Authority expires earlier of the conclusion of the next AGM of the Company, or at the close of business on
30 JUN 2011 , except that the Company may, before this authority expires, make an offer an agreement which would or might require shares to be allotted or rights to be CONTD.
		Management	For	For
CONT
CONTD.  granted after it expires and the Directors of the
Company may allot-shares or grant rights in pursuance of such offer or agreement as if this-authority had not expired  all previous unutilized authorities under Section-80 of the Companies Act 1985 and Section 551 of the Companies Act  shall-cease to have effect save to the extent that same are exercisable pursuant-to Section
551(7) of the Act by reason of any offer or agreement made prior-
to date of this resolution which would or might require shares to be allotted-or rights to be granted on or after that date
Non-Voting
14
Authorize the Company and all Companies that are its
subsidiaries at any time during the period to which this resolution relates, in accordance with Section 366 of the Companies Act
2006, aggregate to make political donations to political parties and/or independent election candidates, not exceeding GBP
100,000 in total; and make donations to political organizations other than political parties, not exceeding GBP 100,000 in total, and incur political expenditure, not exceeding GBP 100,000 in total;  Authority expires at the end on the date  falling 12 months thereafter or if sooner at the conclusion of the Company's next
AGM , for the purposes of this resolution the terms political donations, independent election candidates, political
organizations, political expenditure and political parties have the meaning set out in Sections 363 to 365 of the Act
		Management	For	For
S.15
Approve the Company's Articles of Association be hereby
amended by deleting all the provisions of the Company's
Memorandum of Association which, by virtue of Section 28 of the
Companies Act, 2006 are to be treated as provisions of the
Company's Articles of Association and the Articles of Association
produced to the meeting and initialed by the Chairman of the meeting be adopted as the Company's Articles of Association in substitution for, and to the exclusion of the existing Articles of
Association
		Management	For	For
S.16
Authorize the Directors,  subject to the passing of Resolution 13 to allot equity securities  as specified in Section 560 of the
Companies Act 2006  for cash pursuant to Resolution 13 under
Section 551 of the Companies act 2006, and to allot equity
securities  as specified in Section 560 of the Companies Act 2006(
sale of treasury shares) for cash, in either case as if Section 561 of the Companies Act 2006 disapplying to any such allotment, provided that this power shall be limited: to the allotment of equity securities in connection with an offer or issue of equity securities to or in favor of; i holders of shares in proportion  as nearly as may be practicable  to their existing holdings; CONTD
		Management	For	For
CONT
CONTD. and  ii  holders of other equity securities if this is required by the-rights of those securities or, if the Directors consider it necessary, as-permitted by the rights of those securities, but subject to such exclusions-or other arrangements as the Directors may consider necessary or expedient in-relation to fractional entitlements, treasury shares, record dates, shares-represented by depositary receipts, legal or practical problems arising under-
the laws of any territory or the requirements of any relevant regulatory body-or any stock exchange/or any other matter; and  B to the allotment of equity-securities pursuant to the authority granted under Resolution 13 and/or by-virtue of Section 560 3  of the Companies Act 2006 CONTD.
Non-Voting
CONT
CONT  in each case otherwise than under paragraph  A  above
up to a maximum-nominal amount of GBP 7,328,579, being 5% of the issued share capital of the-Company of the Company at 09
APR 2010  being the last practicable date prior-to the publication of this notice ;  Authority shall expire at the conclusion-of the next
AGM of the Company or, if earlier, at the close of business on 30-
JUN  2011 , except that the Company may, before this power
expires, make an-offer or agreement which would or might require equity securities to be-allotted after it expires and the Directors of the Company may allot equity-securities in pursuance of such offer or agreement as if the power conferred-hereby had not
expired; and all previous unutilized authorities under Section-95 of the Companies Act 1985 and Sections 570 and 573 of the
Companies Act-2006 shall cease to have effect
Non-Voting
S.17
Approve the Company, to make market purchases within the
meaning of Section 693(4) of the Act of ordinary shares of 2.5 pence in the capital of the Company on such terms and in such manner as the Directors may from time to time determine,
provided that: the maximum number of ordinary shares that may be purchased is 586,286,339 being 10% of the issued share
capital as at 09 APR 2010; the minimum price which may be paid for each ordinary share is 2.5 pence; the maximum price may be paid for each ordinary share is the higher of the amount equal to
105% of the average of the middle market quotations, or the
market values, for an ordinary shares as derived from the London
Stock Exchange Daily CONTD
		Management	For	For
CONT
CONTD. official List for the five business days immediately
preceding the day-on which the ordinary share is purchased and the amount stipulated by Article-5(1) of the Buy-back end
stabilization regulation 2003; and  Authority shall-expire at the conclusion of the next AGM or at the close of business on 30-JUN
2011 , except that the Company may make this contract for the purchase of-ordinary shares which will or might be executed
wholly or partly after the-expiry of this authority  all existing authorities for the Company to make-market purchases of ordinary shares are revoked, except in relation to the-purchase of shares under a contract or contracts concluded before the date of-this resolution and which has not yet been executed
Non-Voting
S.18	Approve that a general meeting other than an AGM may be called on not less than 14 clear days' notice	Management	For	For

RIO TINTO LTD
Security	Q81437107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-May-2010
ISIN	AU000000RIO1	Agenda		702414171 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the Company's financial report and the reports of the Directors and the Auditors for the YE 31 DEC 2009	Management	For	For
2	Approve the remuneration report for the YE 31 DEC 2009 as specified in the 2009 annual report	Management	For	For
3	Election of Robert Brown as a Director	Management	For	For
4	Election of Ann Godbehere as a Director	Management	For	For
5	Election of Sam Walsh as a Director	Management	For	For
6	Re-election of Guy Elliott as a Director	Management	For	For
7	Re-election of Michael Fitzpatrick as a Director	Management	For	For
8	Re-election of Lord Kerr as a Director	Management	For	For
9
Re-appoint PricewaterhouseCoopers LLP as the Auditors of Rio
Tinto Plc to hold office until the conclusion of the next AGM at which accounts are laid before Rio Tinto Plc and to authorize the
Audit Committee to determine the Auditor's remuneration
		Management	For	For
S.10
Grant authority to buybacks by Rio Tinto Limited of fully paid ordinary shares Rio Tinto Limited  Ordinary Shares  in the period following this approval until  and including  the date of the Rio
Tinto Limited 2011 AGM or 21 APR 2011  whichever is the later :
a) under one or more off-market buyback tender schemes in
accordance with terms as specified  the Buyback Tenders ; and b)
pursuant to on-market buybacks by Rio Tinto Limited in
accordance with the Listing Rules of the Australian Securities
Exchange, but only to the extent that the number of ordinary shares bought back pursuant to the authority in this Resolution, whether under any buyback tenders or pursuant to any on-market buybacks, does not in that period exceed 43.5 million ordinary shares
		Management	For	For
S.11
Grant authority to buybacks by Rio Tinto Limited of ordinary shares from Tinto Holdings Australia Pty Limited  THA  in the period following this approval until  and including  the date of the
Rio Tinto Limited 2011 AGM or 21 APR 2011 whichever is the
later  upon the terms and subject to the conditions set out in the draft buyback agreement between Rio Tinto Limited and THA
entitled 2010 RTL-THA Agreement , as specified
		Management	For	For

DEUTSCHE BANK AG, FRANKFURT AM MAIN
Security	D18190898	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	DE0005140008	Agenda		702344641 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED
DEPENDING ON SOME SUBCUSTODIANS'-PROCESSING IN
THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE TO-OBTAIN BLOCKING INFORMATION
FOR YOUR ACCOUNTS.
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 financ-ial year with the report of the Supervisory Board, the group financial stateme-nts and annual report, and the report pursuant to Sections 289(4) and 315(4) o-f the German
Commercial Code
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
793,413,523.95 as follows: Payment of a dividend of EUR 0.75 per share EUR 327,769,262.70 shall be carried forward Ex-
dividend and payable date: 28 MAY 2010
		Management	For	For
3.	Ratification of the acts of the Board of Managing Directors	Management	For	For
4.	Ratification of the acts of the Supervisory Board	Management	For	For
5.	Appointment of Auditors for the 2010 FY KPMG AG, Frankfurt	Management	For	For
6.
Renewal of the authorization to acquire own shares for trading purposes the Company shall be authorized to acquire and sell own shares, at prices not deviating more than 10% from the
market price of the shares, on or before 30 NOV 2014; the trading portfolio shall not exceed 5% of the Company's share capital at the end of any given day
		Management	For	For
7.
Authorization to acquire own shares for purposes other than
trading The Company shall be authorized to acquire own shares of up to 10% of its share capital, at prices not deviating more than
10% from the market price of the shares, on or before 30 NOV
2014 the Board of Managing Directors shall be authorized to sell the shares on the stock exchange or to offer them to all
shareholders, to use the shares for acquisition purposes, to use the shares as employee shares, to offer the shares to third parties at a price not materially below their market price, and to retire the shares
		Management	For	For
8.
Authorization to use derivatives within the scope of the acquisition of own shares the Company shall be authorized to use put or call options and forward contracts for the purpose of acquiring own shares as per item 7
		Management	For	For
9.	Approval of the compensation system for the Board of Managing Directors as described in the compensation report to be presented under item 1	Management	For	For
10.
Amendments to the articles of association in connection with the
Shareholder Right Directive Implementation Law [ARUG] a)
Section 17(4) shall be appended in respect of the Board of
Managing Directors being authorized to allow shareholders to participate in the shareholders' meeting by electronic means
[online] b) Section 17(5) shall be appended in respect of the Board of Managing Directors being authorized to allow shareholders to exercise their voting rights in writing or electronically [absentee voting] c) Section18(3) shall be amended in respect of the
Company being able to facilitate proxy voting at shareholders'
meetings
		Management	For	For
11.
Authorization to issue warrant or convertible bonds or profit-
sharing certificates, the creation of contingent capital, and the corresponding amendments to the Articles of Association the
Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to issue bearer or registered bonds or profit-sharing certificates of up to EUR 9 billion, conferring a conversion or option right for new shares of the Company, on or before 30 APR 2015; shareholders shall be granted subscription rights, except for the issue of bonds or profit-sharing certificates at a price not materially below their  theoretical market value, for residual amounts, and for the granting of such rights to holders of conversion or option rights; the share capital shall be increased accordingly by up to EUR 230,400,000 through the issue of up to
90,000,000 new registered  shares, insofar as conversion and/or option rights are exercised
		Management	For	For
12.
Approval of amendments to the control and profit transfer
agreements, or simple profit transfer agreements, with the
following of the Company's wholly owned subsidiaries, in
accordance with the accounting law modernisation act: a)
Deutsche Bank Private- Und Geschaeftskunden Ag; b)
Schiffsbetriebsgesellschaft Brunswik Mbh; c) Deutsche Immobilien
Leasing Gmbh; d) Deutsche Stiftungstrust Gmbh; e) Db Export-
Leasing Gmbh; f) Db Capital Markets [Deutschland) Gmbh; g)
Rreef Management Gmbh; h) Nordwestdeutscher
Wohnungsbautraeger Gmbh
		Management	For	For
13.	Approval of the newly concluded control and profit transfer agreem ents with the following of the Company's wholly owned subsidiaries: a) Db Beteiligungs-Holding Gmbh; b) Db Finanz- Holding Gmbh	Management	For	For

DEUTSCHE BOERSE
Security	D1882G119	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	DE0005810055	Agenda		702345908 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED
DEPENDING ON SOME SUBCUSTODIANS'-PROCESSING IN
THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE TO-OBTAIN BLOCKING INFORMATION
FOR YOUR ACCOUNTS.
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY wit-h the report of the Supervisory Board, the group financial statements and annu-al report, the re-port pursuant to
Sections 289[4] and 315[4] of the German Co-mmercial Code, and the proposal on the appropriation of the distributable prof-it
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
400,000,000 as follows; Payment of a dividend of EUR 2.10 per share EUR 9,519,655.90 shall be allocated to the other revenue reserves ex-dividend and payable date 28 MAY 2010
		Management	For	For
3.	Ratification of the acts of the Board of Managing Directors	Management	For	For
4.	Ratification of the acts of the Supervisory Board	Management	For	For
5.	Approval o f the new compensation system for t he Board of MDs, to be found on the Company's web site	Management	For	For
6.
Resolution on the revision of the authorized capital II, and the corresponding amendments to the articles of association The
existing authorized capita l II shall be revoked, the Board of
Managing Directors shall be authorized, with the consent of the
Supervisory Board, to increase the share capital by up to EUR
27,800,000 through the issue of new registered shares against payment in cash and/or kind, on or be-fore 26 May 2015,
shareholders shall be granted subscription rights, except for the issue of shares at a price not materially below their market price, for the issue of employee shares of up to EUR 3,000,000, for the issue of shares for acquisition purposes, and for residual amounts
		Management	For	For
7.
Resolution on the creation of authorized capital III, and the corresponding amendments to the Articles of Association the
Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to increase the share capital by up to
EUR 19,500,000 through the issue of new registered shares
against cash payment, on or before 26 MAY 2015, shareholders shall be granted subscription rights, except for residual amounts
		Management	For	For
8.
Authorization to acquire own shares the Board of Managing
Directors shall be authorized to acquire shares of the Company of up to 10% of its share capital, at prices neither more than 10%
above, nor more than 20% below, the market price, on or before
31 OCT 2011 ,the shares may be used for acquisition purposes, issued to employees, pensioners and executives, sold in another manner at a price not materially below their market price, or retired
		Management	For	For
9.	Approval of the control agreement with the Company's wholly owned subsidiary Clear stream Banking AG, effective for an indeterminate period of time	Management	For	For
10.
Amendments to the Articles of Association in connection with the
Shareholder Right Directive Implementation Law [ARUG] a]
Section 16[4] shall be appended in respect of the Board of
Managing Directors being authorized to allow shareholders to participate in the shareholders meeting by electronic means
[online], b] Section 16[5] shall be appended in respect of the
Board of Managing Directors being authorized to allow
shareholders to exercise their voting rights in writing or
electronically [absentee voting]
		Management	For	For
11.	Appointment of the Auditors for the 2010 FY; KPMG AG, Berlin entitled to vote are those shareholders who are entered in the share register and who register with the Company on or before 20 MAY 2010	Management	For	For

CAP GEMINI SA, PARIS
Security	F13587120	Meeting Type		MIX
Ticker Symbol		Meeting Date	27-May-2010
ISIN	FR0000125338	Agenda		702387312 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
CMMT
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
O.1	Approve the Company's accounts for FY 2009	Management	For	For
O.2	Approve the consolidated accounts for FY 2009	Management	For	For
O.3	Approve the agreements regulated under Article L.225-38 of the Code de Commerce	Management	For	For
O.4	Approve the allocation of the result and dividend	Management	For	For
O.5	Approve the renewal of Mr. Yann Delabriere's appointment as a Director	Management	For	For
O.6	Approve the renewal of Mr. Paul Hermelin's appointment as a Director	Management	For	For
O.7	Approve the renewal of Mr. Michel Jalabert's appointment as a Director	Management	For	For
O.8	Approve the renewal of Mr. Serge Kampf's appointment as a Director	Management	For	For
O.9	Approve the renewal of Mr. Phil Laskawy's appointment as a Director	Management	For	For
O.10	Approve the renewal of Mr. Ruud van Ommeren's appointment as a Director	Management	For	For
O.11	Approve the renewal of Mr. Terry Ozan's appointment as a Director	Management	For	For
O.12	Approve the renewal of Mr. Bruno Roger's appointment as a Director	Management	For	For
O.13	Approve the nomination of Mrs. Laurence Dors as a Director	Management	For	For
O.14	Approve the renewal of Mr. Pierre Hessler's appointment as a non-executive Director	Management	For	For
O.15	Approve the renewal of Mr. Geoff Unwin's appointment as a non- executive Director	Management	For	For
O.16	Grant authority for the share redemption program, capped at a number of shares equal to 10% of the Company's authorized capital	Management	For	For
E.17	Authorize the Board of Directors to cancel shares which the Company has redeemed pursuant to a share redemption program	Management	For	For
E.18	Approve the delegation of powers granted to the Board of Directors to increase the authorized capital by incorporation of reserves	Management	For	For
E.19	Approve the setting of general caps on delegations of powers under the next seven resolutions	Management	For	For
E.20
Approve the delegation of powers granted to the Board of
Directors to issue ordinary shares and/or transferable securities giving access to the Company's authorized capital or to award debt securities with maintenance of a preferential right of
subscription
		Management	For	For
E.21
Approve the delegation of powers granted to the Board of
Directors to issue, by means of a public offer, ordinary shares and/or transferable securities giving access to the Company's authorized capital or to award debt securities with a preferential right of subscription cancelled
		Management	For	For
E.22
Approve the delegation of powers granted to the Board of
Directors to issue, by means of a private placement, ordinary shares and/or transferable securities giving access to the
Company's authorized capital, or to award debt securities, with a preferential right of subscription cancelled
		Management	For	For
E.23	Approve the delegation of powers granted to the Board of Directors to increase the value of issues by means of over- allocation options	Management	For	For
E.24
Authorize the Board of Directors in the event of an issue of ordinary shares and/or transferable securities with a preferential right of subscription cancelled, to set the issue price in accordance with the rules passed by the General Meeting and capped at 10%
of the Company's authorized capital
		Management	For	For
E.25
Approve the delegation of powers granted to the Board of
Directors to issue simple ordinary shares or combined with
transferable securities giving access to the Company's authorized capital as payment for contributions in kind to the Company of equity capital or of transferable securities giving access to the authorized capital
		Management	For	For
E.26
Approve the delegation of powers granted to the Board of
Directors to issue ordinary shares and/or transferable securities giving access to the Company's authorized capital or to award debt securities as payment for securities contributed to any public exchange offer initiated by the Company
		Management	For	For
E.27	Approve the delegation of powers granted to the Board of Directors to make a capital increase reserved for members of a Cap Gemini Group Personal Equity Plan	Management	For	For
E.28	Approve the addition to the Company's Articles of Association of a provision allowing the Board of Directors to nominate a Vice- Chairman	Management	For	For
E.29	Powers for the legal formalities	Management	For	For
CMMT
PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING
INFORMATION IS AVAILABLE BY-CLICKING ON THE
MATERIAL URL LINK:-https://balo.journal-
officiel.gouv.fr/pdf/2010/0409/201004091001101.pdf AND ht-
tps://balo.journal-
officiel.gouv.fr/pdf/2010/0510/201005101001996.pdf
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF ADDITIONAL LINK. IF YOU-HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS Y-OU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

NATIXIS, PARIS
Security	F6483L100	Meeting Type		MIX
Ticker Symbol		Meeting Date	27-May-2010
ISIN	FR0000120685	Agenda		702389885 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
CMMT
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
O.1	Approve the financial statements for the financial year 2009	Management	For	For
O.2	Approve the consolidated financial statements for the financial year 2009	Management	For	For
O.3	Approve the allocation of income	Management	For	For
O.4	Approve the Agreements and Undertakings pursuant to Articles L.225-38 and L.225-86 et sequence of the Commercial Code	Management	For	For
O.5	Ratify the co-optation of BPCE as a Board Member	Management	For	For
O.6	Ratify the co-optation of Mr. Alain Lemaire as a Board Member	Management	For	For
O.7	Ratify the co-optation of Mr. Bernard Oppetit as a Board Member	Management	For	For
O.8	Ratify the co-optation of Mr. Jean Criton as a Board Member	Management	For	For
O.9	Ratify the co-optation of Mrs. Laurence Debroux as a Board Member	Management	For	For
O.10	Approve the renewal of term of a Principal Statutory Auditor	Management	For	For
O.11	Approve the renewal of term of a Deputy Statutory Auditor	Management	For	For
O.12	Appointment of a Principal Statutory Auditor	Management	For	For
O.13	Appointment of a Deputy Statutory Auditor	Management	For	For
O.14	Appointment of a principal and deputy statutory auditors for Fiducie Capdevielle - Natixis - Tresor Public	Management	For	For
O.15	Approve the trading of the Company's own shares on the stock market	Management	For	For
E.16	Approve to review and approval of the simplified fusion by absorption of Natixis Securities, a 100% subsidiary of the Company	Management	For	For
E.17	Authorize the Board of Directors to reduce the share capital by cancellation of shares purchased in accordance with the shares repurchase program	Management	For	For
E.18	Authorize the Board of Directors to carry out the allocation of free shares to the employees and Corporate officers of Natixis and related Companies	Management	For	For
E.19
Authorize the Board of Directors to decide on the share capital increase by issuing shares or securities giving access to the capital reserved for members of saving plans with cancellation of preferential subscription rights in favor of the latter in accordance with Article L.225-129-6 of the Commercial Code
		Management	For	For
E.20
Authorize the Board of Directors, in the event of issuance with cancellation of preferential subscription rights of the shareholders to decide on the issue price under the conditions set by the general meeting, within the limit of 10% of the capital
		Management	For	For
E.21
Authorize the Board of Directors to use the delegations in the fourteenth and seventeenth resolutions adopted by the CGM held on 30 APR 2009 and the twentieth resolution of the EGM of this day, to carry out, under the conditions referred to in Article L.225-
136 of the Commercial Code, one or more issuances of equity
securities without preferential subscription rights by an offering, by private investment, pursuant to Article L.411-2, II of the Monetary and Financial Code
		Management	For	For
E.22	Authorize the Board of Directors to reduce the capital by repurchasing shares	Management	For	For
E.23	Powers for the formalities	Management	For	For
CMMT
PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING
INFORMATION IS AVAILABLE BY-CLICKING ON THE
MATERIAL URL LINK --https://balo.journal-
officiel.gouv.fr/pdf/2010/0421/201004211001297.pdf AND ht-
tps://balo.journal-
officiel.gouv.fr/pdf/2010/0430/201004301001625.pdf AND http-
s://balo.journal-
officiel.gouv.fr/pdf/2010/0510/201005101002012.pdf
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF ADDITIONAL LINK. IF YOU-HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS Y-OU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

HUTCHISON WHAMPOA LTD, HONG KONG
Security	Y38024108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	HK0013000119	Agenda		702394862 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN2 0100423672.pdf	Non-Voting
1	Receive and adopt the statement of audited accounts and reports of the Directors and Auditor for the YE 31 DEC 2009	Management	For	For
2	Declare the final dividend	Management	For	For
3.1	Re-election of Li Tzar Kuoi, Victor as a Director	Management	For	For
3.2	Re-election of Frank John Sixt as a Director	Management	For	For
3.3	Re-election of Michael David Kadoorie as a Director	Management	For	For
3.4	Re-election of George Colin Magnus as a Director	Management	For	For
3.5	Re-election of Margaret Leung Ko May Yee as a Director	Management	For	For
4	Appointment of the Auditor and authorize the Directors to fix the Auditor's remuneration	Management	For	For
5.1	Approve to give a general mandate to the Directors to issue additional shares	Management	For	For
5.2	Approve the purchase by the Company of its own shares	Management	For	For
5.3	Approve to extend the general mandate in Ordinary Resolution 5.1	Management	For	For
6
Approve the entering into of the CKH Master Agreement and to empower the Directors to approve acquisition of CKH Connected
Debt Securities subject to and in accordance with the prescribed terms and conditions
		Management	For	For
7
Approve the entering into of the HSE Master Agreement and to empower the Directors to approve acquisition of HSE Connected
Debt Securities subject to and in accordance with the prescribed terms and conditions
		Management	For	For

GAMESA CORPORACION TECNOLOGICA SA
Security	E54667113	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	ES0143416115	Agenda		702402239 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve, if any, of the individual financial statements (balance sheet, profit and loss account, statement of changes in equity, cash flow statement and notes) of Gamesa Corporacion
Tecnologica, SA, as well as consolidated annual accounts with its subsidiaries (balance sheet, profit and loss account, statement of changes in equity, cash flow statement and notes) for the YE 31
DEC 2009
		Management	For	For
2	Approve, where appropriate, the individual management report of Gamesa Corporacion Tecnologica, SA, and the consolidated annual report with its subsidiaries, for the FYE 31 DEC 2009	Management	For	For
3	Approve the management and actions of the Board of Directors during the YE 31 DEC 2009	Management	For	For
4	Re-elect the Auditor of the Company and its Consolidated Group for the year 2010	Management	For	For
5	Approve the proposed application of the result for the YE 31 DEC 2009	Management	For	For
6
Approve the free allocation of shares issued to shareholders of the
Company, increased social capital released by a relevant market value maximum of EUR 29 million; it will offer shareholders the acquisition of their rights of free allocation at a guaranteed price;
expressed intentions incomplete assignment; application for
admission to trading of the shares resulting in the Stock Exchange of Bilbao, Madrid, Barcelona and Valencia, through the Automated
Quotation System; and authorize the Board of Directors, including giving new wording to Article 4 of the Bylaws
		Management	For	For
7	Ratify the appointment of Mr. Luis Lada Diaz as Director, appointed by cooptation after the conclusion of the last AGM, with the qualification of Independent Outside Directors	Management	For	For
8	Ratify the appointment of Ms. Forero-Waldner Benita, to fill a vacancy after the conclusion of the last AGM, with the qualification of other External Directors	Management	For	For
9
Authorize the Board of Directors, as provided in Article 153.1 b) of the Corporations Act so that, within the maximum period of 5 years, and if they see fit, may increase the capital up half of the current social capital in one or several times, and at the time and amount they deem appropriate, with attribution of the power to exclude the preferential subscription right; and amend Article 4DE of the Bylaws
		Management	For	For
10
Authorize the Board of Directors, with express powers of
substitution, for the acquisition of own shares directly or through subsidiaries, under the terms stipulated in current legislation, for which purpose, the amount unused, the authority granted to this end, by the General Meeting of Shareholders of 29 MAY 2009
		Management	For	For
11
Authorize the Board of Directors, for a period of 5 years, to issue:
a) bonds or debentures and other debt securities of a similar nature (other than promissory notes), so as preference shares, with the maximum limit of 700 million, and b) pay, with the upper limit at any time, regardless of the previous 300 million, and authorize the Company to ensure, within the limits described above, new issuances of securities which carry the subsidiaries
		Management	For	For
12
Authorize the Board of Directors, for a period of 5 years, to issue exchangeable bonds or debentures and/or convertible securities of the Company, and warrants for newly issued shares or shares in circulation of the Company, with the maximum limit of EUR 700 million; the fixation of the criteria for the determination of the bases and conditions for the conversion, exchange or exercise;
authorize the Board of Directors the necessary powers to
establish the basis and conditions for the conversion, exchange or exercise, as well as in the case of debt and convertible bonds and warrants for newly issued shares to raise capital in the amount necessary to meet the requests for conversion of debentures or exercise of warrants, with attribution of the power to exclude the preferential subscription right of shareholders of the Company
		Management	For	For
13	Approve the transfer of registered office of the Company and amend Article 1 of the Bylaws	Management	For	For
14	Amend Articles 12.2 and 17 of the Laws	Management	For	For
15
Approve the delegation of powers to formalize and execute all resolutions adopted by the general meeting for a public instrument and interpretation, correction, supplementing or development to achieve the registrations are made
		Management	For	For
CMMT
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A-SECOND CALL ON 28
MAY 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting

DELHAIZE GROUP SA
Security	B33432129	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	BE0003562700	Agenda		702403673 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
CMMT
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
1	Presentation of the Management Report of the Board of Directors on the FYE 31-DEC 2009	Non-Voting
2	Presentation of the report of the Statutory Auditor on the FYE 31 DEC 2009	Non-Voting
3	Communication of the consolidated annual accounts as of 31 DEC 2009	Non-Voting
4	Approve the non-consolidated annual accounts as of 31 DEC 2009, including the allocation of profits, and the distribution of a gross dividend of EUR 1.6 per share	Management	For	For
5	Grant discharge of liability of persons who served as the Directors of the Company during the FYE 31 DEC 2009	Management	For	For
6	Grant discharge of liability of the Statutory Auditor of the Company for the FYE 31 DEC 2009	Management	For	For
7.1
Approve to renew the mandate of Count Richard Goblet d'Alviella as a Director for a period of three years that will expire at the end of the OGM that will be requested to approve the annual accounts relating to the FY 2012
		Management	For	For
7.2
Approve to renew the mandate of Mr. Robert J. Murray as a
Director for a period of two years that will expire at the end of the
OGM that will be requested to approve the annual accounts
relating to the FY 2011
		Management	For	For
7.3
Approve to renew the mandate of Mr. Jack L. Stahl as a Director for a period of four years that will expire at the end of the OGM that will be requested to approve the annual accounts relating to the FY 2013
		Management	For	For
8
Acknowledge, upon proposal of the Board of Directors, that Mr.
Jack L. Stahl, whose mandate is proposed to be renewed until the end of the OGM that will be requested to approve the annual
accounts relating the FY 2013, satisfies the requirements of independence set forth by the Belgian Company Code for the
assessment of independence of Directors, and renew his mandate as Independent Director pursuant to the criteria of the Belgian
Company Code
		Management	For	For
9
Approve, pursuant to Article 556 of the Belgian Company Code, the 'Change in Control' clause set out in the Second Amended and Restated Credit Agreement, dated as of 01 DEC 2009,
among Delhaize Group, as Guarantor, Delhaize America Inc., as
Borrower, the subsidiary guarantors party thereto, the lenders party thereto, JPMorgan Chase Bank, N.A. and Fortis Capital
Corp., as syndication agents, issuing banks and swingline lenders, as such clause is used in, and for the purpose of, the 'Event of
Default' described in such credit facility
		Management	For	For
10
Approve, pursuant to Article 556 of the Belgian Company Code, the provision granting to the holders of the bonds, convertible bonds or medium-term notes that the Company issue within the twelve months following the ordinary shareholders meeting of May
2010, in one or several offering and tranches, denominated either in US Dollars or in Euros, with a maturity or maturities not exceeding 30 years, for a maximum aggregate amount of EUR 1.5 billion, the right to obtain the redemption, or the right to require the repurchase, of such bonds or notes for an amount not in excess of
101% of the outstanding principal amount plus accrued and
unpaid interest of such bonds or notes CONTD
		Management	For	For
CONT
CONTD in the event of a change of control of the Company, as would be-provided in the terms and conditions relating to such bonds and/or notes; any-such bond or note issue would be
disclosed through a press release, which-would summarize the applicable change of control provision and mention the-total amount of bonds and notes already issued by the Company that are-subject to a change of control provision approved under this resolution
Non-Voting

WESTFIELD GROUP, SYDNEY NSW
Security	Q97062105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	AU000000WDC7	Agenda		702416909 - Management
Item	Proposal	Type	Vote	For/Against Management
1	To discuss the Company's financial statements and reports for the YE 31 DEC-2009	Non-Voting
2	Approve the Company's remuneration report for the YE 31 DEC 2009	Management	For	For
3	Re-elect Frederick G. Hilmer AO as a Director of the Company, who retires by rotation in accordance with Company's Constitution	Management	For	For
4	Re-elect John McFarlane as a Director of the Company, who retires by rotation in accordance with Company's Constitution	Management	For	For
5	Re-elect Judith Sloan as a Director of the Company, who retires by rotation in accordance with Company's Constitution	Management	For	For
6	Re-elect Mark Johnson AO as a Director of the Company, who retires by rotation in accordance with Company's Constitution	Management	For	For
7	Re-elect Frank P. Lowy AC as a Director of the Company, who retires by rotation in accordance with Company's Constitution	Management	For	For

SEVEN & I HOLDINGS CO.,LTD.
Security	J7165H108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	JP3422950000	Agenda		702421859 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
2.10	Appoint a Director	Management	For	For
2.11	Appoint a Director	Management	For	For
2.12	Appoint a Director	Management	For	For
2.13	Appoint a Director	Management	For	For
2.14	Appoint a Director	Management	For	For
2.15	Appoint a Director	Management	For	For
3.1	Appoint a Corporate Auditor	Management	For	For
3.2	Appoint a Corporate Auditor	Management	For	For
3.3	Appoint a Corporate Auditor	Management	For	For
3.4	Appoint a Corporate Auditor	Management	For	For
3.5	Appoint a Corporate Auditor	Management	For	For
4.
Entrusting to the Company's Board of Directors determination of the subscription requirements for the share subscription rights, as stock options for stock-linked compensation issued to the
executive officers of the Company, as well as the directors and executive officers of the Company's subsidiaries
		Management	For	For

IZUMI CO.,LTD.
Security	J25725110	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	27-May-2010
ISIN	JP3138400001	Agenda		702428687 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve Appropriation of Profits	Management	For	For

ATOS ORIGIN, PARIS-LA DEFENSE
Security	F06116101	Meeting Type		MIX
Ticker Symbol		Meeting Date	27-May-2010
ISIN	FR0000051732	Agenda		702430000 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 697264 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting

"French Resident Shareowners must complete, sign and forward the Proxy Card di-rectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.     The followi-ng applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions wil-l be
forwarded to the Global Custodians that have become Registered
Intermedia-ries, on the Vote Deadline Date. In capacity as
Registered Intermediary, the G-lobal Custodian will sign the Proxy
Card and forward to the local custodian. I-f you are unsure
whether your Global Custodian acts as Registered Intermediary-, please contact your representative"
Non-Voting
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLIC-KING ON THE MATERIAL URL LINK: https://balo.journal- officiel.gouv.fr/pdf/2010/-0512/201005121002140.pdf	Non-Voting
O.1	Approve the Company's accounts for the YE 31 DEC 2009	Management	For	For
O.2	Approve the consolidated accounts for the YE 31 DEC 2009	Management	For	For
O.3
Approve the recommendations of the Board of Directors and to appropriate the income of EUR 128,712,027.00 as follows: EUR
301.00 to the legal reserve, the distributable income of EUR
260,408,901.00 including the prior retained earnings of EUR
131,697,175.00 to be allotted to the retained earnings; as required by law, it is reminded that, for the last 3 financial years, the dividends paid, were as follows: nil for FY 2006, EUR 0.40 for FY
2007, nil for FY 2008
		Management	For	For
O.4	Approve the special report of the Supervisory Board on Article L.225-38 of the Code de Commerce	Management	For	For
O.5	Ratify the co-opting of Mr. Lionel Zinsou-Derling as a member of the Board of Directors vice Mr. Dominique Megret	Management	For	For
O.6	Appointment of Mrs Aminata Niane as a member of the Board of Directors	Management	For	For
O.7	Authorize the Board of Directors to buy, keep or transfer shares in the Company	Management	For	For
O.8	Approve the setting of the total annual amount of the Directors' attendance fees	Management	For	For
E.9	Authorize the Board of Directors to reduce the authorized capital by canceling shares	Management	For	For
E.10
Authorize the Board of Directors for the purpose of issuing with the preferential right of subscription for shareholders maintained shares or other equity in the Company, or transferable securities giving access to the capital of the Company or of one of its subsidiaries, and/or transferable securities giving an entitlement to the allocation of debt securities
		Management	For	For
E.11
Authorize the Board of Directors for the purpose of issuing without a preferential right of subscription for shareholders ordinary shares in the Company and transferable securities giving access to the ordinary shares of the Company or of one of its
subsidiaries, and/or transferable securities giving an entitlement to the allocation of debt securities
		Management	For	For
E.12
Authorize the Board of Directors for the purpose of increasing the authorized capital by increasing the amount of equity to be issued, with or without a preferential right of subscription for shareholders
		Management	For	For
E.13
Authorize the Board of Directors for the purpose of issuing
ordinary shares, transferable securities giving access to ordinary shares and/or transferable securities giving an entitlement to the allocation of debt securities, in the event of a Public Exchange
Offer initiated by the Company concerning the equity of another
Company
		Management	For	For
E.14
Authorize the Board of Directors for the purpose of issuing
ordinary shares and transferable securities giving access to ordinary shares, in order to pay for contributions in kind granted to the Company consisting of equity or transferable securities giving access to the capital
		Management	For	For
E.15	Approve the capital on authorizations	Management	For	For
E.16
Authorize the Board of Directors for the purpose of increasing the
Company's authorized capital, with the preferential right of subscription for shareholders cancelled, in favor of employees of the Company and its affiliated Companies
		Management	For	For
O.17	Grant powers for the necessary legal formalities	Management	For	For
O.18	Ratify the appointment of Mrs. Colette Neuville as censor	Management	For	For
	RESOLUTION 3 HAS BEEN UPDATED WITH ADDITIONAL TEXT.	Non-Voting

HSBC HOLDINGS PLC, LONDON
Security	G4634U169	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-May-2010
ISIN	GB0005405286	Agenda		702327239 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the annual accounts and reports of the Director's and of the Auditor for the YE 31 DEC 2009	Management	For	For
2.	Approve the Director's remuneration report for the YE 31 DEC 2009	Management	For	For
3.a	Re-elect R. A. Fairhead as a Director	Management	For	For
3.b	Re-elect M. F. Geoghegan as a Director	Management	For	For
3.c	Re-elect S. K. Green as a Director	Management	For	For
3.d	Re-elect G. Morgan as a Director	Management	For	For
3.e	Re-elect N. R. N. Murthy as a Director	Management	For	For
3.f	Re-elect S. M. Robertson as a Director	Management	For	For
3.g	Re-elect J. L. Thornton as a Director	Management	For	For
3.h	Re-elect Sir Brian Williamson as a Director	Management	For	For
4.	Re-appoint KPMG Audit PLC as the Auditor at remuneration to be determined by the Group Audit Committee	Management	For	For
5.
Authorize the Directors, pursuant to and for the purposes of
Section 551 of the Companies Act 2006 [the Act] Company to allot shares in the Company and to grant rights to subscribe for, or to convert any security into, shares in the Company up to an
aggregate nominal amount of GBP 100,000 [in the form of
10,000,000 Non-cumulative Preference Shares of GBP 0.01
each], EUR 100,000 [in the form of 10,000,000 non-cumulative preference shares of EUR 0.01 each], USD 85,500 [in the form of
8,550,000 Non-Cumulative Preference Shares of USD 0.01 each]
and USD 1,742,319,000 [in the form of 3,484,638,000 ordinary shares of USD 0.50 each in the capital of the Company [Ordinary
Shares] [the latter being equal to approximately 20 per cent of the nominal amount of Ordinary Shares of the Company in issue at the latest practicable date prior to the printing of the Notice of this
Meeting]; provided that this authority shall be limited so that, otherwise than pursuant to: (a) a right issue or other issue the subject of an offer or invitation, open for acceptance for a period fixed by the Directors, to: i) holders of Ordinary Shares where the shares respectively attributable to the interests of all holders of
Ordinary Shares are proportionate [or as nearly as may be] to the respective number of Ordinary Shares held by them; and ii)
holders of Securities, Bonds, Debentures or Warrants which, in accordance with the rights attaching thereto, are entitled to participate in such a rights issue or other issue or as the Directors consider necessary, but subject to such exclusions or other
arrangements as the Directors may deem necessary or expedient in relation to record dates, fractional entitlements or securities represented by depositary receipts or having regard to any
restrictions, obligations, practical or legal problems under the laws of or the requirements of any regulatory body or Stock Exchange in any territory or otherwise howsoever, or (b) the terms of any
Share Plan for employees of the Company or any of its subsidiary undertakings; or (c) any scrip dividend scheme or similar
		Management	For	For

arrangements implemented in accordance with the Articles of
Association of the Company; or (d) the allotment of up to
10,000,000 Non-cumulative Preference Shares of GBP 0.01 each,
10,000,000 Non-cumulative Preference Shares of EUR 0.01 each and 8,550,000 Non-cumulative Preference Shares of USD 0.01
each in the capital of the Company, the nominal amount of shares to be allotted or rights to subscribe for, or to convert any security into, shares to be granted by the Directors pursuant to this authority wholly for cash shall not in aggregate exceed USD
435,579,750 [being equal to approximately 5% of the Ordinary
Shares of the Company in issue at the latest practical date prior to the printing of the Notice of this Meeting] [Authority expires at the conclusion of the AGM of the Company to be held in 2011]  and the Directors may allot shares or grant rights to subscribe for, or to convert any security into, shares [as the case may be] in
pursuance of such offers or agreements as if the authority
conferred be had not expired

S.6
Authorize the Directors, subject to the passing of Resolution 5 as specified, pursuant to Section 570 of the Companies Act 2006 [the
Act] to allot equity securities [within the meaning of Section 560 of the Act] [disapplying the statutory pre-exemption rights 561(1) of the Act]; [Authority expires at the conclusion of the AGM of the
Company to be held in 2011] save that this authority shall allow the Company before the expiry of this power to make offers or agreements which would or might require equity securities to be allotted after such expiry and the Directors may allot equity securities in pursuance of such offers or agreements as if the power conferred hereby had not expired
		Management	For	For
S.7
Amend the Articles of Association of the Company as specified:
(a) by deleting Article 55.2 in its entirely and renumbering the remainder of Article 55 accordingly; (b) by inserting into Article
55.2 [as renumbered pursuant to this Resolution] the words
include such statements as are required by the Act and shall in any event so that Article 55.2 shall begin as specified (c) by deleting from Article 60.1 the words the same day in the next week at the same time and place, or to such other day and
substituting therefore the words such day [being not less than ten clear days after the original meeting] so that Article 60.1 reads as specified; (d) by inserting into Article 73.3 the words, subject to the
Act, and deleting the words , on a poll, so that Article 73.3 as specified; (e) by deleting Article 74 in its entirely and renumbering
Articles 75, 76 and 77 accordingly; (f) by inserting into Article 76
[as renumbered pursuant to paragraph (e) of this Resolution] the following new Article 76.2 to 76.4; and (g) by inserting a new
Article 77 as specified
		Management	For	For
8
Approve the amendment to the trust deed and rules of the HSBC
Holding UK Share Incentive Plan [UK SIP] [as specified] to extend the termination date of the UK SIP from 29 MAY 2010 to 28 MAY
2020 and authorize the Directors to do whatever may be
necessary or expedient to carry the amended UK SIP into effect including making such changes as may be necessary or expedient to secure the approval of HM Revenue & Customs under
Schedule 2 to the Income Tax [Earning and pension] Act 2003;
and to establish for the benefit of non-United Kingdom resident employees of the Company or of any of its direct or indirect subsidiaries such further all-employee share incentive plans as the Directors shall from time to time consider appropriate,
provided that; i) any such further plans are based on or similar to the UK SIP or any part or parts thereof but with such variations as the Directors may consider necessary or desirable, taking into account local tax, exchange control and securities laws in relevant
		Management	For	For

overseas countries or territories; and  ii) where Ordinary Shares of
USD 0.50 each in the capital of the Company [Ordinary Shares]
made available under such further plans are newly issued such
Ordinary Shares shall be counted against to overall limit
applicable to the Company's Employee Share Plans, and so that for this purpose establishing a plan also includes participating in any plan established or operated by any direct or indirect
subsidiary or establishing or participating in a sub-plan or adopting such other method or approach as the Directors consider
appropriate to achieve the relevant objectives

S.9	Approve, that the Company General Meetings [other than AGMs] being called on a minimum of 14 clear days' notice	Management	For	For

LANXESS AG
Security	D5032B102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-May-2010
ISIN	DE0005470405	Agenda		702361344 - Management
Item	Proposal	Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS  07 MAY 2010 , WHERE-AS THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. T-HIS IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE-
GERMAN LAW. THANK YOU
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY wi-th the report of the Supervisory Board, the group financial statements, the gr-oup annual report, and the reports pursuant to Sections 289(4), 289(5) and 315-(4) of the German
Commercial Code
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
106,151,356 as follows:  payment of a dividend of EUR 0.50 per no-par share  EUR 64,550,021 shall be carried forward  ex-
dividend and payable date: 31 MAY 2010
		Management	For	For
3.	Ratification of the acts of the Board of Managing Directors	Management	For	For
4.	Ratification of the acts of the Supervisory Board	Management	For	For
5.	Approval of the remuneration system for the Board of Managing Directors	Management	For	For
6.	Appointment of Auditors for the 2010 FY: PricewaterhouseCoopers AG, Frankfurt	Management	For	For
7.1	Election to the Supervisory Board: Friedrich Janssen	Management	For	For
7.2	Election to the Supervisory Board: Robert J. Koehler	Management	For	For
7.3	Election to the Supervisory Board: Rainer Laufs	Management	For	For
7.4	Election to the Supervisory Board: Ulrich Middelmann	Management	For	For
7.5	Election to the Supervisory Board: Rolf Stomberg	Management	For	For
7.6	Election to the Supervisory Board: Theo H. Walthie	Management	For	For
8.
Authorization to acquire own shares  the Board of Managing
Directors shall be authorized to acquire shares of the Company  of up to 10 % of its share capital, at prices not deviating more than
10 % from the market price of the shares, on or before 25
NOV2011; the Board of Managing Directors shall be authorized to dispose of the shares in a manner other than the stock exchange or an offer to all shareholders if t  he shares are sold at a price not materially below the market price of  the shares, to use the shares for acquisition purposes, to retire the  shares, and to the use the shares for the fulfillment of conversion or option rights
		Management	For	For
9.
Resolution on the creation of authorized capital and the
corresponding amendment to the Articles of Association  the
Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to increase the share capital by up to
EUR 16,640,534 through the issue of new bearer no-par shares against contributions in cash  and/or kind, on or before 27 APR,
2015 (authorized capital II)  shareholders shall be granted
subscription rights except for residual  amounts, for the granting of such rights to bondholders, for a capital  increase against
contributions in kind, for the issue of shares in connection with the fulfillment of option or conversion rights, and for a  capital increase of up to 10 % of the share capital if the shares  are issued at a price not materially below the market price of identical shares
		Management	For	For
10.
Amendments to the Articles of Association  a) Section 14, in
respect of the notice of shareholders' meeting being  published in the electronic federal gazette at least 36 days prior to  the shareholders' meeting  b) Section 15(1), in respect of
shareholders being entitled to participate in and vote at the shareholders' meeting if they register with the Company by the sixth day prior to the meeting  - Section 15(2), in respect of shareholders  being also obliged to provide evidence of their shareholding as per the statutory record date and submit it to the
Company by the sixth day  prior to the shareholders' meeting if they wish to participate in and  vote at the shareholders' meeting  -
Section 15(3), in respect of proxy-voting instructions being issued in textual form facilitations regarding the issue of proxies being publicized in the notice of shareholders' meeting  - Section 15(4), in respect of the board of Managing Directors being authorized to permit shareholders to participate in the shareholders' meeting by the  use of electronic means of communication (online
participation)  - Section 15(5), in respect of the Board of Managing
Directors being authorized to permit shareholders to absentee vote (in writing or electronically) if  they cannot attend the shareholders' meeting and are not represented by a proxy at the meeting  c) Section 16(3), in respect of the Board of Managing
Directors being authorized to permit the audiovisual transmission of the shareholders' meeting  d) Section 10 Paragraph 8 Sentence
2 of the Article of Association will be amended as follows:
"Statements made vis-avis one Member of the Supervisory Board shall be deemed statements made vis-a-vis the Supervisory Board
		Management	For	For

G4S PLC, CRAWLEY
Security	G39283109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-May-2010
ISIN	GB00B01FLG62	Agenda		702374036 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the financial statements of the Company for the YE 31 DEC 2009 and the reports of the Directors and Auditor thereon	Management	For	For
2	Approve the Directors' remuneration report contained in the annual report for the YE 31 DEC 2009	Management	For	For
3	Approve to confirm and declare dividends	Management	For	For
4	Re-election of Alf Duch-Pedersen, a Director, who is retiring by rotation	Management	For	For
5	Re-election Lord Condon, a Director, who is retiring by rotation	Management	For	For
6	Re-election Nick Buckles, a Director, who is retiring by rotation	Management	For	For
7	Re-election Mark Elliott, a Director, who is retiring by rotation	Management	For	For
8
Appoint KPMG Audit Plc as Auditor of the Company from the
conclusion of this meeting until the conclusion of the next general meeting at which accounts are laid before the shareholders, and to authorize the Directors to fix their remuneration
		Management	For	For
9
Authorize the Directors, pursuant to and in accordance with
Section 551 of the Companies Act 2006 (the 2006 Act) to allot shares in the Company or grant rights to subscribe for, or convert any security into, shares in the Company: (i) up to an aggregate nominal amount of GBD 117,540,000; and (ii) comprising equity securities  as specified Section 560 of the 2006 Act  up to a further aggregate nominal amount of GBD 117,540,000 provided that
they are offered by way of a rights issue to holders of ordinary shares on the register of members at such record date(s) as the
Directors may determine where the equity securities respectively attributable to the interests of the ordinary shareholders are proportionate to the respective numbers of ordinary shares held or deemed to be held by them on any such record date(s), CNTD..
		Management	For	For
CONT
CNTD..subject to such exclusions or other arrangements as the
Directors may-deem necessary or expedient to deal with treasury shares, fractional-entitlements, record dates, shares represented by depositary receipts, legal-or practical problems arising under the laws of any territory or the-requirements of any relevant regulatory body or stock exchange or any other-matter; provided
that this   Authority shall expire on the date of the next-AGM of the
Company, save that the Company shall be entitled to make offers or-agreements before the expiry of such authority which would or might require-relevant securities to be allotted after such expiry and the Directors-CNTD..
Non-Voting
CONT
CNTD.. shall be entitled to allot relevant securities pursuant to any such-offer or agreement as if this authority had not expired; and all unexpired-authorities granted previously to the Directors to allot relevant securities-under Section 80 of the Companies Act 1985
(the 1985 Act) shall cease to have-effect at the conclusion of this
AGM
Non-Voting
S.10
Authorize the Directors, pursuant to Section 570 of the 2006 Act, subject to the passing of resolution 9 above, to allot equity securities (as specified in section 560 of the 2006 Act) for cash pursuant to the authority conferred by resolution 9 above as if section 561 of the 2006 Act did not apply to any such allotment, provided that this power shall be limited to: (i) the allotment of equity securities in connection with an offer or issue of equity securities  but in the case of the authority granted under
paragraph (ii) of resolution 9 above, by way of rights issue only
CNTD..
		Management	For	For
CONT
CNTD. to or in favour of the holders of shares on the register of members at-such record date(s) as the Directors may determine where the equity-securities respectively attributable to the interests of the shareholders are-proportionate  as nearly as may be practicable) to the respective numbers of-shares held by them on any such record date(s), but subject to such-exclusions or other arrangements as the directors may deem necessary or-
expedient in relation to fractional entitlements, treasury shares, record-dates, shares represented by depositary receipts, legal or practical problems-arising under the laws of any territory or the requirements of any relevant-regulatory body or stock exchange or any other matter; CNTD..
Non-Voting
CONT
CNTD. and (ii) the allotment (otherwise than pursuant to sub-
paragraph (i)-above) of equity securities pursuant to the authority granted under-resolution 9(i) above, up to a maximum nominal amount of GBD 17,630,000;-authority shall expire on the expiry of the general authority conferred by-resolution 9 above unless previously renewed, varied or revoked by the-Company in general meeting, save that the Company shall be entitled to make-offers or agreements before the expiry of such power which would or might-require equity securities to be allotted, or treasury shares to be sold,-after such expiry and the directors shall be entitled to allot equity-securities or sell treasury shares pursuant to any such offer or agreement as-if the power conferred hereby had not expired
Non-Voting
S.11
Authorize the Company, Section 701 of the 2006 Act, to make
market purchases (within the meaning of section 693(4) of the
2006 Act) of ordinary shares of 25p each in the capital of the
Company on such terms and in such manner as the directors may from time to time determine, provided that: (i) the maximum
number of such shares which may be purchased is 141,000,000;
(ii) the minimum price which may be paid for each such share is
25p (exclusive of all expenses); CNTD..
		Management	For	For
CONT
CNTD.. (iii) the maximum price which may be paid for each such share is an-amount equal to 105% of the average of the middle market quotations for an-ordinary share in the Company as
derived from the London Stock Exchange Daily-Official List for the five business days immediately preceding the day on-which such share is contracted to be purchased (exclusive of expenses); and-
authority shall expire, at the conclusion of the AGM of the
Company to be-held in 2011 (except in relation to the purchase of such shares the contract-for which was entered into before the expiry of this authority and which-might be executed wholly or partly after such expiry)
Non-Voting
12
Approve in accordance with Sections 366 and 367 of the 2006
Act, the Company and all Companies which are subsidiaries of the
Company during the period when this resolution 12 has effect be and are hereby unconditionally authorized to: (i) make political donations to political parties or independent election candidates not exceeding GBD 50,000 in total; (ii) make political donations to political organizations other than political parties not exceeding
GBD 50,000 in total; and (iii) incur political expenditure not exceeding GBD 50,000 in total; CNTD..
		Management	For	For
CONT
CNTD.. (as such terms are specified in the 2006 Act) during the period-beginning with the date of the passing of this resolution and ending on 27-NOV 2011 or, if sooner, at the conclusion of the
AGM of the Company to be-held in 2011 provided that the
authorized sum referred to in paragraphs (i),-(ii) and (iii) above may be comprised of one or more amounts in different-currencies which, for the purposes of calculating the said sum, shall be-
converted into pounds sterling at the exchange rate published in the London-edition of the financial times on the date on which the relevant donation is-made or expenditure incurred (or the first business day thereafter) or, if-earlier, on the day in which the
Company enters into any contract or-undertaking in relation to the same
Non-Voting
S.13
Approve that, with immediate effect: (i) the Company's Articles of
Association be amended by deleting all the provisions of the
Company's Memorandum of Association which, by virtue of
Section 28 of the 2006 Act, are to be treated as provisions of the
Company's Articles of Association; and (ii) the Articles of
Association produced to the meeting and initialled by the
Chairman of the meeting for the purposes of identification be adopted as the Articles of Association of the Company in
substitution for, and to the exclusion of, the Company's existing
Articles of Association
		Management	For	For
S.14	Approve the general meeting of the Company, other than an AGM may be called on not less than 14 clear days' notice	Management	For	For

HONG KONG & CHINA GAS LTD
Security	Y33370100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-May-2010
ISIN	HK0003000038	Agenda		702391347 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN2 0100423298.pdf	Non-Voting
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	Receive the statement of accounts for the FYE 31 DEC 2009 and the reports of the Directors and Auditors thereon	Management	For	For
2	Declare a final dividend	Management	For	For
3.I	Re-elect Mr. Leung Hay Man as a Director	Management	For	For
3.II	Re-elect Mr. Lee Ka Kit as a Director	Management	For	For
3.III	Re-elect Mr. James Kwan Yuk Choi as a Director	Management	For	For
3.IV	Re-elect Professor Poon Chung Kwong as a Director	Management	For	For
4	Re-appoint PricewaterhouseCoopers as the Auditors and authorize the Directors to fix their remuneration	Management	For	For
5	Approve each Director's fee, the additional fee for the Chairman and the fee for each member of the Audit Committee	Management	For	For
6.I	Approve the issue of Bonus Shares	Management	For	For
6.II	Approve to renew the general mandate to the Directors for repurchase of Shares	Management	For	For
6.III	Approve to renew the general mandate to the Directors for the issue of additional Shares	Management	For	For
6.IV	Authorize the Board of Directors to allot, issue or otherwise deal with additional Shares equal to the number of Shares repurchased under Resolution 6(II)	Management	For	For

VALLOUREC USINES A TUBES DE LORRAINE ESCAUT ET VAL
Security	F95922104	Meeting Type		MIX
Ticker Symbol		Meeting Date	31-May-2010
ISIN	FR0000120354	Agenda		702370824 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
CMMT
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative-
Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-balo.journal- officiel.gouv.fr/pdf/2010/0416/201004161001250.pdf	Non-Voting
O.1	Approve the Company's accounts for FY 2009	Management	For	For
O.2	Approve the consolidated accounts for FY 2009	Management	For	For
O.3	Approve the allocation of the result for FY 2009 and setting of the dividend	Management	For	For
O.4	Approve the option for payment of a scrip dividend	Management	For	For
O.5	Approve the renewal of Mr. Michel de Fabiani appointment as a member of the Supervisory Board	Management	For	For
O.6	Approve the renewal of Bollore's appointment as a member of the Supervisory Board	Management	For	For
O.7	Approve the renewal of Mr. Jean-Claude Verdiere's appointment as a member of the Supervisory Board	Management	For	For
O.8	Appointment of the Mrs. Vivienne Cox as a member of the Supervisory Board	Management	For	For
O.9	Appointment of the Mrs. Alexandre Schaapveld as a member of the Supervisory Board	Management	For	For
O.10	Approve the updating of the payment to members of the Supervisory Board	Management	For	For
O.11	Authorize the Board of Directors to trade in the Company's shares	Management	For	For
E.12	Approve the Halving of the par value of the Company's shares	Management	For	For
E.13	Amend to the Articles of Association in order to introduce on-line voting). Note: the text of this resolution includes the powers for the necessary legal formalities	Management	For	For
E.14	Approve the delegation of powers to the Board of Directors to issue share subscription warrants while a public offer is open	Management	For	For

ALCATEL-LUCENT, PARIS
Security	F0191J101	Meeting Type		MIX
Ticker Symbol		Meeting Date	01-Jun-2010
ISIN	FR0000130007	Agenda		702311250 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
-
PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING
INFORMATION IS AVAILABLE BY-CLICKING ON THE
MATERIAL URL-LINK:https://balo.journal-
officiel.gouv.fr/pdf/2010/0324/201003241000834.pdf A-ND
https://balo.journal-
officiel.gouv.fr/pdf/2010/0507/201005071001909.pdf
Non-Voting
1	Approve the Company's accounts for the YE 31 DEC 2009	Management	For	For
2	Approve the consolidated accounts for the YE 31 DEC 2009	Management	For	For
3	Approve the allocation of the result for the FY	Management	For	For
4	Re-appointment of Mr. Philippe Camus' as a Director	Management	For	For
5	Re-appointment of Mr. Ben Verwaayen's as a Director	Management	For	For
6	Re-appointment of Mr. Daniel Bernard's as a Director	Management	For	For
7	Re-appointment of Mr. W. Frank Blount's as a Director	Management	For	For
8	Re-appointment of Mr. Stuart E. Eizenstat's as a Director	Management	For	For
9	Re-appointment of Mr. Louis R. Hughes' as a Director	Management	For	For
10	Re-appointment of Mr. Jean C. Monty's as a Director	Management	For	For
11	Re-appointment of Mr. Olivier Piou's as a Director	Management	For	For
12	Approve the nomination of Mrs. Carla Cico as a Director	Management	For	For
13	Approve to setting the amount of the attendance fees allotted to the Directors	Management	For	For
14	Re-appointment of Mr. Jean-Pierre Desbois as a Non-executive Director	Management	For	For
15	Approve the nomination of Mr. Bertrand Lapraye as a Non- executive Director	Management	For	For
16	Approve the regulated agreement and commitments whose performance has continued during the FY	Management	For	For
17	Approve the "Other benefits" commitments regulated by Article L. 225-42-1 of the Code de Commerce given to the Chairman of the Board of Directors	Management	For	For
18	Approve the "Other benefits" and "Retirement" commitments regulated by Article L. 225-42-1 of the Code de Commerce given to the CEO	Management	For	For
19	Ratify the transfer of the Headquarters	Management	For	For
20	Authorize the Board of Directors to allow the Company to trade in its own shares	Management	For	For
E.21	Authorize the Board of Directors to reduce the Company's authorized capital by cancelling shares held by the Company	Management	For	For
E.22
Approve the delegation of powers to be given to the Board of
Directors to decide to issue ordinary shares in the Company and any transferable securities giving access immediately or at some future date to the authorized capital of the Company or of its affiliated Companies, with the preferential right of subscription maintained
		Management	For	For
E.23
Approve the delegation of powers to be given to the Board of
Directors to decide to issue; i) ordinary shares in the Company and any transferable securities giving access immediately or at some future date to the authorized capital of the Company or of its affiliated Companies or; ii) ordinary shares in the Company to which transferable securities to be issued by subsidiaries will give an entitlement, including for the purpose of paying for securities which will be contributed in the context of a public exchange offer, with the preferential right of subscription cancelled
		Management	For	For
E.24
Approve the delegation of powers to be given to the Board of
Directors to issue, by means of a private placement offer
regulated by Article L. 411-2 II of the Code monetaire et financier, ordinary shares in the Company and transferable securities giving access immediately or at some future date to ordinary shares in the Company or in its affiliated companies, with the preferential right of subscription cancelled
		Management	For	For
E.25
Authorize the Board of Directors for the purpose of increasing the number of transferable securities to be issued in the event of a capital increase pursuant to the 22nd, 23rd and 24th resolutions, with  or without  the preferential right of subscription
		Management	For	For
E.26
Approve the delegation of powers to be given to the Board of
Directors to decide on an increase to the authorized capital, in order to pay for contributions in kind granted to the Company and consisting of equity securities or transferable securities giving access to the authorized capital of other Companies
		Management	For	For
E.27	Approve the overall capital on the amount of issues made pursuant to the 22nd, 23rd, 24th, 25th and 26th resolutions	Management	For	For
E.28	Approve the delegation of powers to be given to the Board of Directors to increase the authorized capital by incorporation of reserves, profits or bonuses	Management	For	For
E.29	Authorize the Board of Directors for the purpose of awarding existing or future performance shares to employees and executive directors whose pay is conditional on performance	Management	For	For
E.30	Authorize the Board of Directors to grant share subscription or share purchase options to employees and executive directors	Management	For	For
E.31
Approve the delegation of powers to be given to the Board of
Directors to decide to increase the authorized capital by issuing shares reserved for members of a corporate Personal Equity Plan or assignment to the latter of shares or other transferable
securities giving access to the authorized capital
		Management	For	For
E.32
Amend the term of office for Directors laid down in Article 13 of the
Articles of Association and to the term of office for Non-executive
Directors laid down in Article 14 of the Articles of Association
		Management	For	For
E.33	Approve the powers for the required formalities	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF CORRECT DIRECTOR NAME. I-F YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM UN-LESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

PUBLICIS GROUPE SA, PARIS
Security	F7607Z165	Meeting Type		MIX
Ticker Symbol		Meeting Date	01-Jun-2010
ISIN	FR0000130577	Agenda		702393593 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
CMMT
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
O.1	Approve the Company accounts for the year 2009	Management	For	For
O.2	Approve the consolidated accounts for the year 2009	Management	For	For
O.3	Approve the allocation of the result for the year and setting of the dividend	Management	For	For
O.4	Grant discharge to the Directors	Management	For	For
O.5	Grant discharge to the Members of the Supervisory Board	Management	For	For
O.6	Approve the contract for guarantee and placement signed between the Company and BNP Paribas, Calyon, Citigroup Global Markets Limited and Societe Generale	Management	For	For
O.7	Approve the contract for guarantee and placement signed between the Company and BNP Paribas, Calyon, Citigroup Global Markets Limited and Societe Generale	Management	For	For
O.8	Approve the assistance contract signed between the Company and BNP Paribas, Calyon, Citigroup Global Markets Limited and Societe Generale	Management	For	For
O.9	Approve the assistance contract signed between the Company and BNP Paribas, Calyon, Citigroup Global Markets Limited and Societe Generale	Management	For	For
O.10	Approve the credit agreement signed between the Company and BNP Paribas	Management	For	For
O.11	Approve the credit agreement signed between the Company and Societe Generale	Management	For	For
O.12	Approve the placement mandate agreement signed between the Company and BNP Paribas	Management	For	For
O.13	Approve the renewal of the mandate of a Member of the Supervisory Board held by Madame Sophie Dulac	Management	For	For
O.14	Approve the renewal of the mandate of a Member of the Supervisory Board held by Madame Helene Ploix	Management	For	For
O.15	Approve the renewal of the mandate of a Member of the Supervisory Board held by Monsieur Michel Sicurel	Management	For	For
O.16	Approve the renewal of the mandate of a Member of the Supervisory Board held by Monsieur Antony de Seze	Management	For	For
O.17	Approve the renewal of the mandate of a Member of the Supervisory Board held by Monsieur Gerard Worms	Management	For	For
O.18	Appointment of Madame Marie-Claude Mayer as a new Member of the Supervisory Board	Management	For	For
O.19	Appointment of Madame Marie-Josee Kravis as a new Member of the Supervisory Board	Management	For	For
O.20	Appointment of Madame Veronique Morali as a new Member of the Supervisory Board	Management	For	For
O.21	Appointment of a new Assistant Auditor	Management	For	For
O.22	Authorize the Board of Directors by the general meeting of the Shareholders to allow the Company to operate on its own shares	Management	For	For
E.23	Authorize the Board of Directors by the general meeting of the Shareholders to reduce capital stock by canceling its own shares	Management	For	For
E.24	Approve the share subscription and/or purchase option for Members of staff and/or corporate agents within the Company and Companies within the group	Management	For	For
E.25
Authorize the Board of Directors by the general meeting of the
Shareholders to increase capital stock by issuing capital securities or tangible assets granting access to the Company's capital stock, removing the preferential subscription right for members of a
Company savings plan
		Management	For	For
E.26
Authorize the Board of Directors by the general meeting of the shareholders to increase capital stock, removing the shareholders'
preferential subscription right reserved for certain categories of beneficiary
		Management	For	For
E.27	Approve the options of using authorization granted by the general meeting of the shareholders in the event of a public offer launched by the Company	Management	For	For
O.28	Powers	Management	For	For
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0423/201004231001394.pdf	Non-Voting

EUROPEAN AERONAUTIC DEFENCE & SPACE CO EADS NV
Security	F17114103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	01-Jun-2010
ISIN	NL0000235190	Agenda		702410476 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 683769 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1	Opening and approve the general introductory statements	Non-Voting
2.a	Approve the presentation by the Chairman and the Chief Executive Officer, including report by the Board of Directors in respect of the Corporate governance statement	Management	For	For
2.b	Approve the presentation by the Chairman and the Chief Executive Officer, including report by the Board of Directors in respect of the policy on dividend	Management	For	For
2.c	Approve the presentation by the Chairman and the Chief Executive Officer, including report by the Board of Directors in respect of the report on the business and the financial results of 2009	Management	For	For
3	Approve to discuss the all agenda items	Management	For	For
4.a	Adopt the audited accounts for the FY 2009	Management	For	For
4.b	Approve the result allocation	Management	For	For
4.c	Approve to release from liability of the Members of the Board of Directors	Management	For	For
4.d	Appointment of Ernst and Young Accountants L.L.P as the Co- Auditor for the FY 2010	Management	For	For
4.e	Appointment of KPMG Accountants N.V. as the Co-Auditor for the FY 2010	Management	For	For
4.f	Approve the compensation policy and the remuneration of the Members of the Board of Directors	Management	For	For
4.g	Authorize the Board of Directors to repurchase shares of the Company	Management	For	For
5	Closing of the meeting	Non-Voting
	PLEASE NOTE THAT DUE TO THE VOTING GOING BACK TO VARIOUS MARKETS, PLEASE CONTR-ACT YOUR CLIENT SERVICE REPRESENTATIVE TO CONFIRM IF BLOCKING APPLIES TO YOUR-SHARES. THANK YOU.	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO DELETION
OF RECOR DATE, CHANGE IN B-LOCKING INDICATOR AND
ADDITION OF COMMENT. IF YOU HAVE ALREADY SENT IN
YOUR VO-TES, PLEASE DO NOT RETURN THIS PROXY
FORM UNLESS YOU DECIDE TO AMEND YOUR ORIG-INAL
INSTRUCTIONS. THANK YOU.
Non-Voting

TENARIS S A
Security	L90272102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	02-Jun-2010
ISIN	LU0156801721	Agenda		702393745 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Receive the report and certifications from the Management of the
Board of Directors and of the reports from the Independent
Auditors with regard to the consolidated financial statements of the Company for the FYE on 31 DEC 2009, 2008 and 2007, and
of the annual financial statements of the Company to 31 DEC
2009
		Management	For	For
2	Approve the consolidated financial statements of the Company for the FYE on 31 DEC 2009, 2008 and 2007	Management	For	For
3	Approve the annual financial statements of the Company to 31 DEC 2009	Management	For	For
4	Approve the allocation of results and payment of dividends for the FYE on 31 DEC 2009	Management	For	For
5	Approve to release from liability for the members of the Board of Directors for the performance of their term in office during the FYE on 31 DEC 2009	Management	For	For
6	Election of the members of the Board of Directors	Management	For	For
7	Approve the remuneration for the members of the Board of Directors	Management	For	For
8	Approve the designation of the Independent Auditors for the FYE on 31 DEC 2010 and their compensation	Management	For	For
9
Authorize the Company, or any subsidiary, to buy, acquire or receive periodically shares of the Company, in accordance with
Article 49, 2, of the Law of Luxembourg of 10 AUG 1915, and with the applicable laws and regulations
		Management	For	For
10
Authorize the Board of Directors to carry out the distribution of all the notices to the shareholders, including the material for the general meeting of shareholders and the issuance of proxies and annual reports for the shareholders through the electronic means that are allowed by any applicable laws or regulations
		Management	For	For

BOMBARDIER INC
Security	097751200	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	02-Jun-2010
ISIN	CA0977512007	Agenda		702395131 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION 3 AND 4 AND IN 'FAVOR' OR 'WITHHOLD' ONLY FOR RESOLUTIONS-'1.1 TO 1.14 AND 2'. THANKS YOU.	Non-Voting
0	To receive of the consolidated financial statements of Bombardier Inc, for-the FYE 31 JAN 2010 and the Auditors' report thereon	Non-Voting
1.1	Election of Laurent Beaudoin as a Director of Bombardier Inc	Management	For	For
1.2	Election of Pierre Beaudoin as a Director of Bombardier Inc	Management	For	For
1.3	Election of Andre Berard as a Director of Bombardier Inc	Management	For	For
1.4	Election of J.R. Andre Bombardier as a Director of Bombardier Inc	Management	For	For
1.5	Election of Janine Bombardier as a Director of Bombardier Inc	Management	For	For
1.6	Election of Martha Finn Brooks as a Director of Bombardier Inc	Management	For	For
1.7	Election of L. Denis Desautels as a Director of Bombardier Inc	Management	For	For
1.8	Election of Thierry Desmarest as a Director of Bombardier Inc	Management	For	For
1.9	Election of Jean-Louis Fontaine as a Director of Bombardier Inc	Management	For	For
1.10	Election of Daniel Johnson as a Director of Bombardier Inc	Management	For	For
1.11	Election of Jean C. Monty as a Director of Bombardier Inc	Management	For	For
1.12	Election of Carlos E. Represas as a Director of Bombardier Inc	Management	For	For
1.13	Election of Jean-Pierre Rosso as a Director of Bombardier Inc	Management	For	For
1.14	Election of Heinrich Weiss as a Director of Bombardier Inc	Management	For	For
2	Appointment of Ernst & Young, LLP, Chartered Accountants, as an External Auditors of the Bombardier Inc and authorize the Directors of Bombardier Inc to fix the remuneration of the Auditors	Management	For	For
3	Approve the 2010 Deferred Share Unit Plan of Bombardier Inc, as specified	Management	For	For
4.1	PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL: approve, that the Board of Directors submit to the vote of the shareholders more candidates than the number of vacancies on the Board	Shareholder	Against	For
4.2
PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:
approve, that the Board of Directors adopt a rule of governance stipulating that the Executive Compensation Policy be subject to an advisory vote by shareholders
		Shareholder	Against	For
4.3
PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:
approve the annual report and the Management Proxy Circular
disclose the "pay ratios" of, first, the total compensation of the
Chief Executive Officer, and secondly, the total compensation of the 5 Named Executive Officers, to the average total
compensation of employees
		Shareholder	Against	For
5	Transact such other business	Non-Voting

LIBERTY INTL PLC
Security	G8995Y108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	02-Jun-2010
ISIN	GB0006834344	Agenda		702400007 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the accounts and the reports of the Directors and the Auditors FYE 31 DEC 2009	Management	For	For
2	Declare a final dividend for the FYE 31 DEC 2009 of 11 .5p per ordinary share	Management	For	For
3	Election of Mr. A.J.M. Huntley as a Non-Executive Director	Management	For	For
4	Election of Mr. A.D. Strang as a Non-Executive Director	Management	For	For
5	Election of Mr. J.G. Abel as a Non-Executive Director	Management	For	For
6	Appointment of Mr. R. M. Gordon prior to the AGM as a Non- Executive Director	Management	For	For
7	Re-election of Mr. D.P.H. Burgess as a Chairman	Management	For	For
8	Re-election of Mr. N. Sachdev as a Non-Executive Director	Management	For	For
9	Re-election of Mr. I. D. Hawksworth as a Director prior to the AGM	Management	For	For
10	Re-election of Mr. G.J. Gordon as a Non-Executive Director prior to the AGM	Management	For	For
11
Reappointment of PricewaterhouseCoopers LLP as Auditors of
the Company to hold office until the conclusion of the next AGM at which accounts are laid before the Company and to authorize the
Audit Committee of the Board to determine their remuneration
		Management	For	For
12	Receive the Directors remuneration report FYE 31 DEC 2009	Management	For	For
13
Authorize the Directors pursuant to and in accordance with
Section 551 of the Companies Act 2006 of the Company to allot shares or grant rights to subscribe for or to convert any security into shares up to nominal amount of GBP 103,638,083.50, such authority to apply in substitution for all previous authorities pursuant to Section 80 of the Companies Act 1985  Authority
expires the earlier ofnext AGM or 30 JUN 2011  but so that the
Company may make offers and enter into agreements during the relevant period which would, or might, require shares to be
allotted or rights to subscribe for or to convert any security into shares to be granted after the authority ends
		Management	For	For
S.14
Authorize the Directors to allot equity securities  as defined  in section 560 1  of the of the Companies Act 2006 wholly for cash pursuant to the authority given by Resolution 13 above or where the allotment constitutes an allotment of equity securities by virtue of Section 560 3  of the Companies Act 2006, in each case i  in connection with a pre-emptive offer; and  ii otherwise than in connection with a pre-emptive offer, up to an aggregate nominal amount of GBP 15,571,962.50; as if Section 561 1  of the
Companies Act 2006 did not apply to any such allotment
Authority expires the earlier of the next AGM or 30 JUN  but so that the Company may make offers and enter into agreements
during this period which would, or might, require equity securities to be allotted after the power ends
		Management	For	For
S.15
Authorize the Company for the purpose of Section 701 of the
Comapnies Act 2006 to make market purchases  as defined in
Section 693 of the Act  of ordinary shares of 50p each in the capital of the Company provided that:  i the maximum number of shares which may be purchased is 62,182,850;  ii  the minimum price which may be paid for each share is 50p;  iii  the maximum price which may be paid for a share is a amount equal to the higher of 105% of the average of the closing price of the
Company's ordinary shares as derived from the London Stock
Exchange Daily Official List for the five business days immediately preceding the day CONTD...
		Management	For	For
0
...CONTD on which such share is contracted to be purchased or
b  the higher-of the price of the last independent trade and the highest current bid as-stipulated by Article 5 1  of Commission
Regulation  EC  22 December 2003-implementing the Market
Abuse Directive as regards exemptions for buy-back-programs
and stabilization of financial instruments  No 2273/2003 ; and-
Authority shall expires the earlier of the conclusion of the AGM of the-Company to be held in 2011 or on 30 JUN 2011
Non-Voting
S.16
Approve that a general meeting other than an AGM may be called on not less than 14 clear days' notice and the relevant provisions of the Shareholder's Rights Directive  2007/36/EC  be disapplied
Authority shall expire at the conclusion of the AGM of the
Company to be held in 2011 or on 30 JUN 2011, whichever is the earlier
		Management	For	For
S.17
Adopt the new Articles of Association produced at the meeting and initialed by the Chairman for the purpose of identification,as the Articles of Association of the Company in substitution for, and to the exclusion of, the existing Articles of Association save that the consent given to the Directors existing Articles of Association, passed at the EGM of the Company held on 01 APR 2009, shall
be deemed to apply to Article 107.2 of the new Articles of
Association
		Management	For	For

TELEFONICA SA, MADRID
Security	879382109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	02-Jun-2010
ISIN	ES0178430E18	Agenda		702403875 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve the individual annual accounts, the consolidated financial statements [consolidate annual accounts] and the management
report of Telefonica, S.A and of its consolidated group of
Companies, as well as of the proposed allocation of the
profit/losses of Telefonica, S.A and the management of its Board of Directors, all with respect in fiscal year 2009
		Management	For	For
2	Approve the Compensation of shareholders, distribution of a dividend to be charged to unrestricted reserves	Management	For	For
3	Authorize the acquisition of the Company's own shares, directly or through Companies of the Group	Management	For	For
4
Authorize the Board of Directors to issue debentures, bonds, notes and other fixed-income securities, be they simple,
exchangeable and or convertible, granting the Board in the last case, the power to exclude the pre-emptive rights of share
holders, as well as the power to issue preferred shares and the power to guarantee issuances by the Companies of the Group
		Management	For	For
5	Re-elect the Auditor for FY 2010	Management	For	For
6	Approve the delegation of powers to formalize, interpret, correct and implement the resolutions adopted by the general shareholder' meeting	Management	For	For

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 03
JUN 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF ACTUAL RECORD DATE AND S-ECOND CALL DATE. IF
YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN-THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THANK Y-OU.
Non-Voting

PEUGEOT SA, PARIS
Security	F72313111	Meeting Type		MIX
Ticker Symbol		Meeting Date	02-Jun-2010
ISIN	FR0000121501	Agenda		702410248 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
CMMT
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0428/201004281001555.pdf	Non-Voting
O.1	Approve the Company accounts for the YE 31 DEC 2009	Management	For	For
O.2	Approve the consolidated accounts for the YE 31 DEC 2009	Management	For	For
O.3	Approve the allocation of the result	Management	For	For
O.4	Approve the special Auditor's report on regulated agreements	Management	For	For
O.5	Approve the renewal of the mandate of a Member of the Supervisory Board	Management	For	For
O.6	Authorize the share buy back programme	Management	For	For
E.7	Authorize the Board of Directors to grant Company share purchase options	Management	For	For
E.8	Authorize the Board of Directors to go ahead with free allocations of existing Company shares	Management	For	For
E.9	Authorize the Board of Directors to reduce capital stock by canceling shares bought back by the Company	Management	For	For
E.10	Authorize the Board of Directors to use delegations and authorize during a public offer concerning Company securities	Management	For	For
E.11	Authorize the Board of Directors to issue share subscription vouchers during a public offer concerning Company securities	Management	For	For
E.12	Approve the powers for formalities	Management	For	For

COMPAGNIE DE SAINT-GOBAIN SA, COURBEVOIE
Security	F80343100	Meeting Type		MIX
Ticker Symbol		Meeting Date	03-Jun-2010
ISIN	FR0000125007	Agenda		702377234 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
CMMT
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
O.1	Approve the financial statements for the FY 2009	Management	For	For
O.2	Approve the consolidated financial statements for the FY 2009	Management	For	For
O.3	Approve the allocation of income and setting of the dividend	Management	For	For
O.4	Approve the option for the payment of the dividend in shares	Management	For	For
O.5	Approve the renewal of Mr. Pierre-Andre de Chalendar's term as Board member	Management	For	For
O.6	Approve the undertakings benefiting Mr. Pierre-Andre de Chalendar relating to the compensation payable in some cases leading to discontinuance of his duties as General Director	Management	For	For
O.7	Approve the retirement undertakings benefiting Mr. Pierre-Andre de Chalendar	Management	For	For
O.8
Approve the endorsement to the welfare plan and healthcare
costs applicable to employees of the Company Saint Gobain,
allowing to maintain benefits to Mr. Pierre-Andr  de Chalendar as non-salaried corporate Officer
		Management	For	For
O.9	Approve the agreement between M. Jean-Louis Beffa and the Societe Civile Immobiliere de l'Ile de France, 100% subsidiary of the Company Saint Gobain, concerning a house lease	Management	For	For
O.10	Authorize the Board of Directors to purchase the Company's shares	Management	For	For
O.11	Approve the renewal of the Cabinet Pricewaterhousecoopers Audit's term as permanent Statutory Auditor	Management	For	For
O.12	Approve the renewal of Mr. Yves Nicolas' term as a Substitute Statutory Auditor	Management	For	For
E.13
Approve the renewal of the delegation of powers to the Board of
Directors to issue equity warrants during a period of public offer on the securities of the Company, within the limit of a capital increase of a maximum nominal amount of EUR 512,00,000
		Management	For	For
E.14	Amend the statutes relating to the terms of participation and vote during General Meetings due to harmonization with regulatory provisions	Management	For	For
E.15	Grant powers to implement all decisions of the General Meeting and to accomplish the formalities	Management	For	For
CMMT
PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING
INFORMATION IS AVAILABLE BY-CLICKING ON THE
MATERIAL URL-LINK:https://balo.journal-
officiel.gouv.fr/pdf/2010/0402/201004021001009.pdf A-ND
https://balo.journal-
officiel.gouv.fr/pdf/2010/0430/201004301001697.pdf
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF ADDITIONAL COMMENT. IF Y-OU HAVE ALREADY SENT
IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

WM MORRISON SUPERMARKETS PLC, BRADFORD
Security	G62748119	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	03-Jun-2010
ISIN	GB0006043169	Agenda		702408320 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the Directors report and audited financial statements for the 52 weeks ended 31 JAN 2010	Management	For	For
2	Approve the Directors remuneration report for the 52 weeks ended 31 JAN 2010	Management	For	For
3	Declare a final dividend of 7.12p per share payable on 09 JUN 2010 to ordinary shareholders on the register of members at the close of business on 07 MAY 2010	Management	For	For
4	Re-election of Martyn Jones as a Director	Management	For	For
5	Re-election of Penny Hughes as a Director	Management	For	For
6	Re-election of Johanna Waterous as a Director	Management	For	For
7	Re-election of Dalton Philips as a Director	Management	For	For
8	Re-appointment of KPMG Audit Plc as the Auditors of the Company to hold office from the conclusion of this meeting until the conclusion of the next AGM at which accounts are laid before the Company	Management	For	For
9	Authorized the Directors to fix the remuneration of the Auditors	Management	For	For
S.10
Authorize the Company to make market purchases  as specified in
Section 693 4  of the Companies Act 2006  the Act  , on the
London Stock Exchange of ordinary shares of 10p each in the
capital of the Company  ordinary shares provided that: i  the maximum aggregate number of ordinary shares hereby authorized to be purchased in 265,202,295 ordinary shares representing
approximately 10% of the issued ordinary shares capital at the date of this Notice;  ii  the minimum price which may be paid for the ordinary shares is their par value and the maximum price excluding expenses  which may be paid for the ordinary shares is an amount equal to the higher of  a  5% above the average of the middle market quotations of an ordinary shares as derived from the Daily Official List of the London Stock Exchange Plc for the 5
CONT
		Management	For	For
CONT
CONT business days before the purchase is made and  b  the
value of an-ordinary shares calculated on the basis of the higher of the price quoted for-the last independent trade and the highest current independent bid for any-number of ordinary shares on the trading venue where the purchase is carried-out;  Authority
expires the earlier of the conclusion of the next AGM of the-
Company or, if earlier, on 30 JUN 2011  the Company may make a contract to-purchase its own shares under the authority hereby conferred prior to the-expiry of such authority and may make a purchase of its own shares in-pursuance of such contract
Non-Voting
11
Authorize the Directors in accordance with Section 551 of the Act, in substitution for all existing authorities to the extent unused, to allot shares in the Company and to grant rights to subscribe for, or to convert any security into, shares in the Company up to an aggregate nominal amount of GBP 85,000,000, provided that
Authority expires the earlier of the conclusion of the next AGM of the Company or, if earlier, on 30 JUN 2011  save that the
Company may, before such expiry, make an offer or agreement
which would or might require shares to be allotted or rights to be granted after such expiry and the Directors may allot shares or grant rights in pursuance of such offer or agreement as if the authority conferred by this resolution has expired
		Management	For	For
S.12
Authorize the Directors to allot equity securities  as specified by
Section 560 of the Act  for cash, either pursuant to the authority conferred by Resolution 11 or by way of a sale of treasury shares, as if Section 561 of the Act did not apply to any such allotment or sale, provided that this power shall be limited to the allotment of equity securities;  i  in connection with a rights issue, open offer of securities to the holders of ordinary shares in proportion  as nearly as may be practicable  to their respective holdings and to holders of other equity securities a required by the rights of those securities or as the Directors otherwise consider necessary, but in each case subject to such exclusions or other arrangements as the Directors may deem necessary or expedient in relation
CONTD.
		Management	For	For
CONT
CONTD. to treasury shares, fractional entitlements, record dates, legal or-practical problems in or under the laws of any territory or the requirements-of any regulatory body or stock exchange; and  ii otherwise than pursuant-to paragraph  i  of this Resolution 12  to any person or persons up to an-aggregate nominal amount of
GBP 13,260,000;  Authority expires the earlier of-the conclusion of the next AGM of the Company or, if earlier, on 30 JUN 2011-save that the Company may, before such expiry make an offer or
agreement-which would or might require equity securities to be allotted after such-expiry and the Directors may allot equity securities in pursuance of any such-offer or agreement
notwithstanding that the power conferred by this-resolution has expired
Non-Voting
S.13	Approve a general meeting , other than an AGM, may be called on not less than 14 clear day's notice	Management	For	For
S.14
Amend the Articles of Association of the Company by deleting all of the provisions of the Company's Memorandum of Association which, by virtue of Section 28 of the Act, are treated as provisions of the Company's Articles of Association; and the Articles of
Association produced to the meeting and initialed by the Chairman of the meeting for the purpose of identification be adopted as the
Articles of Association of the Company in substitution for, and to the exclusion of the existing Articles of Association
		Management	For	For
15
Approve, the Wm Morrison Supermarkets PLC Sharesave
Scheme 2010  the Scheme to be constituted by the rules
produced in draft to the meeting and initialed by the Chairman for the purpose of identification and authorize the Directors to cause such rules to be adopted in the form of such draft with such modifications  if any  as they consider necessary or desirable including any amendments thereto required by HM Revenue and
Customs for the purpose of obtaining approval of the Scheme
under the provisions of Schedule 3 of the income tax  earnings and pensions  Act 2003 and to do all acts and things which they consider necessary or expedient in implementing and giving effect to the same
		Management	For	For

ACERINOX SA
Security	E0060D145	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	07-Jun-2010
ISIN	ES0132105018	Agenda		702412381 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Approve the annual accounts  balance sheet, profit and loss
account, statement of changes in equity for the year, cash flow statement and notes and management reports relating to Acerinox
Sociedad Anonima and its Consolidated Group, as well as decide on the application of the results of Acerinox, Sociedad Anonima, all for the YE 31 DEC 2009
		Management	For	For
2	Approve the distribution of a dividend to be charged to free reserves for EUR 0.35 /share payable on 05 JUL 2010	Management	For	For
3	Approve the return, if any, contribution to shareholders under the Share Premium Account amounting to EUR 0.10 per share	Management	For	For
4	Approve, if any, of the Management of the Board of Directors in the YE 31 DEC 2009	Management	For	For
5
Authorize the Board of Directors to acquire own shares, either by itself or through any of its affiliates, setting limits and
requirements, thereby canceling the authority granted by the AGM held on day 28 DEC 2009
		Management	For	For
6	Approve the designation of Auditors, both Acerinox, SA and its Consolidated Group for 2010	Management	For	For
7	Approve the ratification, re-election and where appropriate, appointment of Directors	Management	For	For
8	Approve the explanatory report to the general meeting of shareholders, on the matters referred to in Article 116-bis of the Securities Exchange Act	Management	For	For
9	Authorize the Board of Directors for the execution, correction and registration of the resolutions adopted by the Board	Management	For	For
10	Appointment of Comptrollers to write up the minutes of the proceedings	Management	For	For
CMMT
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A-SECOND CALL ON 08
JUN 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF AUDITOR NAME IN RESOLUTI-ON 10. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY-FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

PRUDENTIAL PLC, LONDON
Security	G72899100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	07-Jun-2010
ISIN	GB0007099541	Agenda		702422623 - Management
Item	Proposal	Type	Vote	For/Against Management
1.	Receive the Directors report and the financial statements for the YE 31 DEC 2009 with the related Auditor's report	Management	For	For
2.	Approve the Directors remuneration report for the YE 31 DEC 2009	Management	For	For
3.	Re-elect Mr. M W O Garrett as a Director	Management	For	For
4.	Re-elect Mrs. B A Macaskill as a Director	Management	For	For
5.	Re-elect Mr. C P Manning as a Director	Management	For	For
6.	Re-elect Mr. B L Stowe as a Director	Management	For	For
7.	Election of Mr. N A Nicandrou as a Director	Management	For	For
8.	Election of Mr. R A Devey as a Director	Management	For	For
9.	Re-appoint KPMG Audit Plc as the Company's Auditor until the conclusion of the next general meeting at which the Company's accounts are laid	Management	For	For
10.	Authorize the Directors to determine the amount of the Auditor's remuneration	Management	For	For
11.
Approve to declare a final dividend of 13.56 pence per ordinary share of the Company for the YE 31 DEC 2009, which shall be
payable on 27 MAY 2010 to shareholders who are on the register of members at the close of business on 09 APR 2010
		Management	For	For
12.
Authorize the Company and all Companies that are its
subsidiaries at any time during the period for which the resolution is effective for the purposes of Section 366 and 367 of the
Companies Act 2006 [2006 Act] to make donations to political organizations other than political parties and to incur political expenditure [as such terms are defined in Section 363 to 365 of the 2006 Act] up to a maximum aggregate sum of GBP 50,000 as follows: [Authority expires at the earlier of 30 JUN 2011 or the conclusion of the AGM to be held in 2011]; and the Company may enter into a contract or undertaking under this authority prior to its expiry, which contract or undertaking may be performed wholly or partly after such expiry, and may make donations to political organizations and incur political expenditure in pursuance of such contracts or undertakings as if the said authority had not expired
		Management	For	For
13.
Authorize the Directors, without prejudice to any other authority conferred on the Directors by or pursuant to Article 14 of the
Company's Articles of Association, by Article 14 of the Company's
Articles of Association to allot generally and unconditionally relevant securities be renewed in respect of equity securities [as defined in Section 560[1] of the 2006 Act] for a period expiring;
[Authority expires at the earlier of the conclusion of the AGM of the Company held in 2011 or 30 JUN 2011]; and for that period and purpose the Section 551 amount in respect of the Company's equity securities shall be GBP 42,236,000; and renewal of
authority to allot ordinary shares for rights issues
		Management	For	For
14.
Authorize the Directors, without prejudice to any other authority conferred on the Directors by or pursuant to Article 14 of the
Company's Articles of Association, by Article 14 of the Company's
Articles of Association to allot generally and unconditionally relevant securities be renewed in respect of equity securities [as defined in Section 560[1] of the 2006 Act] allotted in connection with an offer by way of a rights issue: [i] to ordinary shareholders in proportion [as nearly as may be practicable] to their existing holdings; and [ii] to holders of other equity securities as required by the rights of those securities or as the Board otherwise
considers necessary for a period expiring; [Authority expires at the earlier of the conclusion of the AGM of the Company held in 2011 or 30 JUN 2011]; and purpose the Section 551 amount shall be
GBP 84,473,000 [after deducing from such limit any relevant
securities allotted under resolution 13 above] and so that the
Board may impose any limits or restrictions and may any
arrangements which it considers necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, legal, regulatory or practical problems in, or under the laws of, any territory or any other matter
		Management	For	For
S.15
Authorize the Directors, for disapplication of pre-emption rights, equity securities [as defined in Section 560[1] of the 2006 Act] for cash pursuant to the power conferred on the Directors by Article
15 of the Company's Articles of Association and/or to sell any ordinary shares held by the Company as treasury shares for cash as if Section 561 of that Act did not apply to such allotment provided that: the maximum aggregate nominal amount of equity securities that may be allotted or sold pursuant to the authority under Article 15[b] is GBP 6,336,000 and [Authority expires at the earlier of the conclusion of the AGM of the Company held in 2011 or 30 JUN 2011]
		Management	For	For
S.16
Authorize the Company, in accordance with Section 701 of the
2006 Act, to make one or more market purchases [within the
meaning of Section 693[4] of the 2006 Act] of its ordinary shares of 5 pence each in the capital of the Company; such authority to be limited: to a maximum aggregate number of 253,440,000
ordinary shares; by the condition that the minimum price which may be paid for each ordinary shares is 5 pence and the
maximum price which may be paid for an ordinary shares is the highest of: an amount equal to 105% of the average of the middle market quotations for an ordinary shares as derived from the daily official list of the London Stock Exchange for the 5 business days immediately preceding the day on which the share is contracted to be purchases; and the higher of the price of the last independent trade and the highest current independent bid on the trading venues where the purchase is carried out; in each case exclusive of expenses; [Authority expires at the earlier of the conclusion of the AGM of the Company held in 2011 or 30 JUN 2011]; the
Company may before such expiry make a contract or contracts to purchase ordinary shares under the authority hereby conferred which would or may be executed wholly or partly after the expiry of such authority and may make a purchase of ordinary shares in pursuance of any such contract or contracts as if the power
conferred hereby had not expired; and all ordinary shares
purchased pursuant to said authority shall be either; cancelled immediately upon completion of the purchase; or be held, sold, transferred or otherwise dealt with as treasury shares in
accordance with the provisions of the 2006 Act
		Management	For	For
S.17	Approve that a general meeting other than an AGM may be called on not less than 14 clear days' notice	Management	For	For
	Transact other such business	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

PRUDENTIAL PLC, LONDON
Security	G72899100	Meeting Type		Court Meeting
Ticker Symbol		Meeting Date	07-Jun-2010
ISIN	GB0007099541	Agenda		702437559 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE OPTION
FOR THIS MEETING TYPE. PLE-ASE CHOOSE BETWEEN
"FOR" AND "AGAINST" ONLY. SHOULD YOU CHOOSE TO
VOTE ABSTAIN-FOR THIS MEETING THEN YOUR VOTE WILL
BE DISREGARDED BY THE ISSUER OR ISSUERS-AGENT.
Non-Voting
1.	Approve the Scheme of Arrangement proposed to be made between the Company and the holders of Scheme shares	Management	For	For

PRUDENTIAL PLC, LONDON
Security	G72899100	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	07-Jun-2010
ISIN	GB0007099541	Agenda		702439313 - Management
Item	Proposal	Type	Vote	For/Against Management
S.1
Approve, subject to the scheme of arrangement dated 17 MAY
2010 proposed to be made between the Company and the
scheme shareholders [as specified in the scheme], for the
purpose of giving effect to the scheme in its original form or with or subject to any modification, addition or condition approved or imposed by the court; (i) the share capital of the Company be reduced by canceling all the scheme shares [as specified in the scheme] (ii) forthwith and contingently on such reduction of capital taking effect the reserve arising in the books of account of the
Company as a result of the cancellation of the scheme shares be applied in paying up in full at par such number of new ordinary shares of 5 pence each as shall be equal to the number of
scheme shares cancelled at Sub-paragraph (i) above, such new ordinary shares to be allotted and issued credited as fully paid to prudential group plc [New Prudential] and/or its nominees (iii)
without prejudice and in addition to any other authority conferred on the Directors under Section 551 of the Companies Act2006, including at the AGM of the Company and under Resolution 2;
authorize the Directors pursuant to and in accordance with
Section 551 of the Companies Act2006 to give effect to this
resolution and accordingly to effect the allotment of the new ordinary shares referred to in sub-paragraph (ii) above, provided that (a) the maximum aggregate nominal amount of shares which may be allotted hereunder shall be the aggregate nominal amount of the new ordinary shares created pursuant to sub-paragraph (ii)
above; [Authority expires on 07 JUN 2011] (iv) prior to the
reduction of the capital referred to in sub-Paragraph (i) above taking effect authorize the Company to issue and allot two
redeemable deferred shares to New Prudential and/or its
nominees; amend the Articles of Association of the Company by the adoption and inclusion of the following new Article 198 as specified; approve the proposed reduction of capital of New
Prudential at the General Meeting of New Prudential [as specified]
		Management	For	For
2.
Authorize the Directors, subject to Resolution 1 being passed, without prejudice and in addition to any other authority conferred on the Directors under Section 551 of the Companies Act 2006, including at the AGM of the Company and under Resolution
1(A)(iii), pursuant to and in accordance with Section 551 of the
Companies Act 2006 to allot ordinary shares of 5 pence each in the Company up to a nominal amount of GBP 14,523,140,060 in
connection with the issue of ordinary shares of 5 pence each in the Company for the purposes of the rights issue [as specified in circular]; [Authority expires on 07 JUN 2011], the Company may make offers and enter into agreements during the relevant period which would or might require shares to be allotted after the authority ends and the Directors may allot shares under such offers or agreements as if the authority had not ended
		Management	For	For
3.
Approve, subject to the scheme referred to in Resolution 1
becoming effective, the New Prudential group performance shares plan, the New Prudential business unit performance plans and the
M&G executive Long Term Incentive Plan 2010 adopted by New
Prudential, the term of which are summarized in Paragraph 4 of
Part IV of the circular as specified
		Management	For	For
4.
Approve, subject to the scheme referred to in Resolution 1
becoming effective, the New Prudential UK savings-related
Shares Option Scheme, the New Prudential Irish SAYE scheme,
the New Prudential International Employees SAYE scheme, the
New Prudential International [Non-Employees] SAYE scheme, the
New Prudential Shares Incentive Plan, the Prudential Europe
Share Participation Plan, the New Prudential Share Option Plan
and the Momentum Retention plan adopted by New Prudential,
the terms of which are summarized in Paragraph 4 of Part IV of the circular as specified
		Management	For	For
5.
Authorize the Directors of New Prudential, subject to the scheme referred to in Resolution 1 becoming effective of to establish employee share schemes in addition to those mentioned in
Resolutions 3 and 4 in this notice for the benefit of overseas employees of New Prudential and its subsidiaries provided that such additional schemes operate within the equity dilution limits applicable to the new share plans and [save to the extent
necessary or desirable to take account of overseas tax, securities and exchange control laws] such additional schemes do not
confer upon participants benefits which are greater than those which could be obtained from the new shares plans and that, once such additional schemes have been established, they may not be amended without the approval of the shareholders of New
Prudential if such approval would be required to amend the
corresponding provisions of the new share plans
		Management	For	For

SAP AG, WALLDORF/BADEN
Security	D66992104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	08-Jun-2010
ISIN	DE0007164600	Agenda		702448463 - Management
Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 700811 DUE TO RESOLUTIONS-8 AND 9  NOW BEING
SPLIT RESOLUTIONS. ALL VOTES RECEIVED ON THE
PREVIOUS MEETI-NG WILL BE DISREGARDED AND YOU
WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE.-
THANK YOU.
Non-Voting

ACCORDING TO GERMAN LAW, IN CASE OF SPECIFIC
CONFLICTS OF INTEREST IN CONNECTI-ON WITH SPECIFIC
ITEMS OF THE AGENDA FOR THE GENERAL MEETING YOU
ARE NOT ENTIT-LED TO EXERCISE YOUR VOTING RIGHTS.
FURTHER, YOUR VOTING RIGHT MIGHT BE EXCLUD-ED
WHEN YOUR SHARE IN VOTING RIGHTS HAS REACHED
CERTAIN THRESHOLDS AND YOU HAV-E NOT COMPLIED
WITH ANY OF YOUR MANDATORY VOTING RIGHTS
NOTIFICATIONS PURSUANT-TO THE GERMAN SECURITIES
TRADING ACT (WHPG). SHOULD YOU HAVE ANY
QUESTIONS OR-DOUBTS IN THIS REGARD, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO T-
HAT THIS ISSUE CAN BE CLARIFIED. IF YOU DO NOT HAVE
ANY INDICATION REGARDING S-UCH CONFLICT OF
INTEREST, OR ANOTHER EXCLUSION FROM VOTING,
PLEASE SUBMIT YOUR-VOTE AS USUAL. THANK YOU.
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS 18 MAY 2010, WHEREAS-THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
GE-RMAN LAW. THANK YOU.
Non-Voting
1.
Presentation of the financial statements and annual report for the
2009 FY wit-h the report of the Supervisory Board, the Group financial statements, the Gro-up annual report, and the reports pursuant to Sections 289(4), 289(5) and 315(-4) of the German
Commercial Code
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
4,304,693,525.47 as follows: Payment of a dividend of EUR 0.50 per no-par share EUR 3,709,817,665.47 shall be carried forward
Ex-dividend and payable date: 09 JUN 2010
		Management	For	For
3.	Ratification of the acts of the Board of Managing Directors	Management	For	For
4.	Ratification of the acts of the Supervisory Board	Management	For	For
5.	Approval of the new compensation system for the Board of Managing Directors, to be found on the Company's web site	Management	For	For
6.	Appointment of the Auditors for the 2010 FY: KPMG AG, Berlin	Management	For	For
7.
Amendments to the Articles of Association: a) Section 4(1), in
respect of the Company's share capital being EUR 1,226,039,608 and divided into 1,226,039,608 no-par shares, b) Section 4(6)1, in respect of the share capital being increased by up to EUR
35,456,908 through the issue of up to 35,456,908 bearer no-par shares (contingent capital IIIa), c) Section 4(10)1, in respect of the share capital being in creased by up to EUR 72,119,440 through the issue of up to 72,119,440 bearer no-par shares (contingent capital VI)
		Management	For	For
8.A
Amendment to the Articles of Association of Incorporation to
reflect the requirements of the German Act Implementing the
Director on shareholders' right: Restatement of Section 17 (3) of the Articles of Incorporation
		Management	For	For
8.B
Amendment to the Articles of Association of Incorporation to
reflect the requirements of the German Act Implementing the
Director on shareholders' right: Restatement of Section 18 (2) of the Articles of Incorporation
		Management	For	For
8.C
Amendment to the Articles of Association of Incorporation to
reflect the requirements of the German Act Implementing the
Director on shareholders' right: Supplement to Section 18 of the
Articles of Incorporation to allow online participation
		Management	For	For
8.D
Amendment to the Articles of Association of Incorporation to
reflect the requirements of the German Act Implementing the
Director on shareholders' right: Supplement to Section 18 of the
Articles of Incorporation to allow postal voting
		Management	For	For
8.E
Amendment to the Articles of Association of Incorporation to
reflect the requirements of the German Act Implementing the
Director on shareholders' right: Restatement of Section 19 (2) of the Articles of Incorporation
		Management	For	For
8.F
Amendment to the Articles of Association of Incorporation to
reflect the requirements of the German Act Implementing the
Director on shareholders' right: Restatement of Section 20 (4) of the Articles of Incorporation
		Management	For	For
9.A	Renewal of authorized capital facilities: Deletion of paragraphs (5) and (7) of Section 4 of the current version of the Articles of Incorporation (Authorized Capital I and II)	Management	For	For
9.B
Renewal of authorized capital facilities: Cancellation of the existing Authorized Capital Ia and the creation of new Authorized
Capital I and on the corresponding amendment to Section 4 of the
Articles of Incorporation
		Management	For	For
9.C
Renewal of authorized capital facilities: Cancellation of the existing Authorized Capital IIa and on the creation of new
Authorized Capital II and on the corresponding amendment to
Section 4 of the Articles of Incorporation
		Management	For	For
10.
Resolution on the creation of an authorized capital III and the corresponding amendment to the Articles of Association, the
Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to increase the share capital by up to
EUR 30,000,000 through the issue of new bearer no-par shares to employees of the Company and its affiliates against contributions in cash and/or kind, on or before 07 JUN 2015, shareholders
subscription rights shall be excluded
		Management	For	For
11.
Authorization to acquire own shares, the Company shall be
authorized to acquire own shares of up to EUR 120,000,000, at a price neither more than 10% above, nor more than 20% below,
the market price of the shares, on or before 30 JUN 2013, the
Board of Managing Directors shall be authorized to sell the shares on the stock exchange and to offer them to the shareholders for subscription, to dispose of the shares in another manner if they are sold at a price not materially below their market price, to offer the shares to third parties for acquisition purposes, to retire the shares, to use the shares within the scope of the Company's stock option and incentive plans, or for satisfying conversion and option rights, and to offer the shares to employees of the Company and its affiliates
		Management	For	For
12.
Resolution on the remuneration for the Supervisory and the
corresponding amendment to the Articles of Association as of the
2010 FY, the chairman of the Supervisory Board shall receive a fixed annual remuneration of EUR 100,000, the deputy chairman
EUR 70,000, and every other Board member EUR 50,000,
members of the Audit Committee shall receive, in addition, a fixed annual remuneration of EUR 15,000 (the chairman EUR 25,000)
and members of another committee EUR 10,000 (the committee
chairmen EUR 20,000), furthermore, the chairman of the
Supervisory Board shall receive a variable remuneration of EUR
10,000, the deputy chairman EUR 8,000 and the every other
Board member EUR 6,000 for every EUR 0.01 of the dividend per share in excess of EUR 0.40, however, the total annual
remuneration may not exceed EUR 250,000 for the chairman of
the Supervisory Board, EUR 200,000 for the deputy chairman,
and EUR 150,000 for every other Supervisory Board member
		Management	For	For

FRANCE TELECOM SA, PARIS
Security	F4113C103	Meeting Type		MIX
Ticker Symbol		Meeting Date	09-Jun-2010
ISIN	FR0000133308	Agenda		702356292 - Management
Item	Proposal	Type	Vote	For/Against Management
-	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
-
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
1	Approve the annual financial statements for the FYE on 31 DEC 2009	Management	For	For
2	Approve the consolidated financial statements for the FYE on 31 DEC 2009	Management	For	For
3	Approve the allocation of income for the FYE on 31 DEC 2009 as reflected in the annual financial statements	Management	For	For
4	Approve the agreement pursuant to Article L.225-38 of the Commercial Code	Management	For	For
5	Approve the agreements pursuant to Article L.225-38 of the Commercial Code	Management	For	For
6	Approve the endorsements to the contracts concluded with the Company Novalis in accordance with Article L.225-42-1 last Paragraph of the Commercial Code	Management	For	For
7	Authorize the Board of Directors to purchase or transfer France telecom shares	Management	For	For
8	Appointment of Mr. Stephane Richard as a Board Member	Management	For	For
9	Election of Mr. Marc Maouche as a Board Member, representing the members of the staff shareholders	Management	For	For
10	Election of Mr. Jean-Pierre Borderieux as a Board Member, representing the Members of the staff shareholders	Management	For	For
E.11	Authorize the Board of Directors to issue shares reserved to persons having signed a liquidity contract with the Company in their capacity as holders of shares or stock options of Orange S.A	Management	For	For
E.12
Authorize the Board of Directors to proceed with the free issuance of option-based liquidity instruments reserved to holders of stock options of Orange S.A. that have signed a liquidity contract with the Company
		Management	For	For
E.13	Authorize the Board of Directors to allocate stock options and/or options to purchase shares of the Company	Management	For	For
E.14	Authorize the Board of Directors to proceed with capital increases reserved to members of Saving Plans	Management	For	For
E.15	Authorize the Board of Directors to reduce the capital by cancellation of shares	Management	For	For
E.16	Approve the powers for the formalities	Management	For	For
-	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINK:-https://balo.journal- officiel.gouv.fr/pdf/2010/0402/201004021000943.pdf	Non-Voting

EURASIAN NATURAL RESOURCES CORPORATION PLC, LONDON
Security	G3215M109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	09-Jun-2010
ISIN	GB00B29BCK10	Agenda		702415503 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the report and accounts for the FYE 31 DEC 2009	Management	For	For
2	Declare a final dividend of 6 US cents per ordinary share	Management	For	For
3	Receive and approve the Directors remuneration report for the FYE 31 DEC 2009	Management	For	For
4	Election of Mr. Felix Vulis as a Director executive	Management	For	For
5	Election of Ms. Zaure Zaurbekova as a Director executive	Management	For	For
6	Election of Professor Dr. Dieter Ameling as a Director non- executive	Management	For	For
7	Re-election of Dr. Johannes Sittard as a Director non-executive	Management	For	For
8	Re-election of Mr. Roderick Thomson as a Director non-executive	Management	For	For
9	Re-election of Mr. Abdraman Yedibayev as a Director non- executive	Management	For	For
10	Re-appoint PricewaterhouseCoopers LLP as a Auditors of the Company	Management	For	For
11	Authorize the Audit Committee of the Board of Directors to set the remuneration of the Auditors	Management	For	For
S.12	Authorize the Directors to allot shares in the Company up to an aggregate nominal value of US cents 25,755,000	Management	For	For
S.13	Authorize the Directors to disapply statutory pre-emption rights up to an aggregate nominal value of US cents 12,877,500	Management	For	For
S.14	Authorize the Company to make market purchases of shares	Management	For	For
S.15	Authorize the adoption of new Articles of Association	Management	For	For
S.16	Authorize the general meeting other than an AGM be called on not less than 14 clear day's notice	Management	For	For

BANCO SANTANDER SA, SANTANDER
Security	E19790109	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	11-Jun-2010
ISIN	ES0113900J37	Agenda		702414789 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING DATE FROM 10 JUN-2010 TO 11 JUN 2010. IF
YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RET-URN THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THA-NK YOU.
Non-Voting
1
Approve the annual accounts  balance sheet, profit and loss
account, state of recognized income and expense, total state of changes in equity, cash flow statement and annual report  and the management of Banco Santander, SA and its consolidated group, all with respect to the YE 31 DEC 2009
		Management	For	For
2	Approve the application for tax year 2009	Management	For	For
3.a	Appointment of D. Becerro de Bengoa Jado Angel as a Director	Management	For	For
3.b	Re-election of D. Francisco Javier Botin-Sanz De Sautuola and O Shea Tercero as the Directors	Management	For	For
3.c	Re-election of Ms Isabel Tocino Biscarolasaga as a Director	Management	For	For
3.d	Re-election of D. Fernando de Asua Alvarez as a Director	Management	For	For
3.e	Re-election of D. Alfredo Saenz Abad as a Director	Management	For	For
4	Re-appointment of Auditor for the year 2010	Management	For	For
5
Authorize the bank and its subsidiaries to acquire own shares pursuant to the provisions of Article 75 of the Companies Act, thereby canceling the unused portion of the authorization granted by the AGM of shareholders on 19 JUN 2009
		Management	For	For
6
Approve the delegation to the Board of Directors of the power to execute the agreement adopted by the Board to increase the
share capital in accordance with the provisions of Article 153.1) of the Companies Act, nullifying the authority granted by the said general meeting of 19 JUN 2009
		Management	For	For
7.a
Approve the increased capital by the amount determined under the terms of the deal by issuing new ordinary shares of medium
0.5  par value each, without premium, in the same class and
series as those currently in circulation , from voluntary reserves from retained earnings, forecast allowance can express
incomplete, with authority to delegate his time in the executive committee, to set the conditions the increase in all matters not covered by the general meeting, make losactos necessary for
their execution, adapt the wording of paragraphs 1 and 2 of
section 5 of the Bylaws to the new amount of share capital and provide public and private documents as are necessary for the execution of the increase, application to the competent bodies, national and foreign, COTND..
		Management	For	For
CONTD
..CONTD  for admission to trading of the new shares on the Stock
Exchanges of-Madrid, Barcelona, Bilbao and Valencia, through the automated quotation-system  continuous market  and the
Stock foreign securities traded in the-shares of Banco Santander
Lisbon, London, Milan, Buenos Aires, Mexico and,-through ADSs, in the New York Stock Exchange , as required at each one of-
them
Non-Voting
7.b
Approve to increased capital by the amount determined under the terms of the deal by issuing new ordinary shares of medium  0.5 par value each, without premium, in the same class and series as those currently in circulation , from voluntary reserves from retained earnings, forecast allowance can express incomplete, delegation of powers to the Board of Directors, with authority to delegate his time in the Executive Committee, to set the
conditions the increase in all matters not covered by the General
Board, perform the acts required for their execution, adapt the wording of paragraphs 1 and 2 of Article 5 of the Bylaws to the new amount of share capital and provide public and private
documents as are necessary for the execution of the increase, application to the competent bodies, national and foreign,
CONTD..
		Management	For	For
CONTD
..CONT for admission to trading of the new shares on the Stock
Exchanges of-Madrid, Barcelona, Bilbao and Valencia, through the Automated Quotation-System  Continuous Market  and the
Stock foreign securities traded in the-shares of Banco Santander
Lisbon, London, Milan, Buenos Aires, Mexico and,-through ADSs, in the New York Stock Exchange , as required At each one of-
them
Non-Voting
8
Approve the delegation to the Board of Directors of the power to issue simple fixed income securities or debt instruments of similar nature  including cedulas, promissory notes or warrants , as well as debt securities convertible or exchangeable into shares of society, in relation to fixed income securities convertible or exchangeable into shares of the Company, setting criteria for the determination of the bases and conditions for the conversion and /
or exchange and attribution to the Board of Directors of the powers of increase in el capital the amount necessary, so as to exclude the preferential subscription right of shareholders, to rescind the unused portion of the delegation conferred by the agreement Ninth II  of the ordinary general meeting of
shareholders of 19 JUN 2009
		Management	For	For
9.a
Approve the policy of long-term incentives granted by the Board of
Directors, new courses relating to specific actions plans for delivery of Santander for execution by the Bank and Santander
Group companies and linked to the evolution of total return to shareholders or certain requirements for permanence and
evolution of the Group
		Management	For	For
9.b
Approve the incentive scheme for employees of UK Plc
Santander, and other Group companies in the UK by the Bank's stock options and linked to the contribution of monetary amounts and certain newspapers stay requirements
		Management	For	For
10
Authorize the Board of Directors to interpret, correct, add, implementation and development of agreements adopted by the
Board, so as to substitute the powers received from the Board and granting of powers to the elevation to instrument public of such agreements
		Management	For	For
11	Receive the report on the remuneration policy for Directors	Management	For	For

HANKYU HANSHIN HOLDINGS,INC.
Security	J18439109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	16-Jun-2010
ISIN	JP3774200004	Agenda		702452121 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.	Amend Articles to: Allow Use of Electronic Systems for Public Notifications, Adopt Reduction of Liability System for Outside Directors and Outside Auditors	Management	For	For
3.1	Appoint a Director	Management	For	For
3.2	Appoint a Director	Management	For	For
3.3	Appoint a Director	Management	For	For
3.4	Appoint a Director	Management	For	For
3.5	Appoint a Director	Management	For	For
3.6	Appoint a Director	Management	For	For
3.7	Appoint a Director	Management	For	For
3.8	Appoint a Director	Management	For	For
3.9	Appoint a Director	Management	For	For
3.10	Appoint a Director	Management	For	For
3.11	Appoint a Director	Management	For	For
3.12	Appoint a Director	Management	For	For
3.13	Appoint a Director	Management	For	For
3.14	Appoint a Director	Management	For	For
4.1	Appoint a Corporate Auditor	Management	For	For
4.2	Appoint a Corporate Auditor	Management	For	For

KINGFISHER PLC
Security	G5256E441	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	17-Jun-2010
ISIN	GB0033195214	Agenda		702415692 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive and adopt the annual report and accounts for 2010	Management	For	For
2	Approve the Directors' remuneration report for 2010	Management	For	For
3	Approve the payment of a final dividend	Management	For	For
4	Elect Mr. Anders Dahlvig as a Director	Management	For	For
5	Elect Mr. Andrew Bonfield as a Director	Management	For	For
6	Re-elect Mr. Daniel Bernad as a Director	Management	For	For
7	Re-elect Mrs. Janis Kong as a Director	Management	For	For
8	Re-appoint the Auditors	Management	For	For
9	Authorize the Directors to agree the Auditors' remuneration	Management	For	For
10	Authorize the Directors to allot new shares	Management	For	For
11	Authorize the Company to make political donations	Management	For	For
S.12	Approve to disapply pre-emption rights	Management	For	For
S.13	Authorize the Company to purchase its own shares	Management	For	For
S.14	Approve the calling of a general meeting, other than an AGM on 14 day's notice	Management	For	For
S.15	Adopt new Articles of association of the Company	Management	For	For
16	Approve the Kingfisher Share Incentive Plan	Management	For	For

KDDI CORPORATION
Security	J31843105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	17-Jun-2010
ISIN	JP3496400007	Agenda		702449162 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.	Amend Articles to: Expand Business Lines	Management	For	For
3.1	Appoint a Director	Management	For	For
3.2	Appoint a Director	Management	For	For
3.3	Appoint a Director	Management	For	For
3.4	Appoint a Director	Management	For	For
3.5	Appoint a Director	Management	For	For
3.6	Appoint a Director	Management	For	For
3.7	Appoint a Director	Management	For	For
3.8	Appoint a Director	Management	For	For
3.9	Appoint a Director	Management	For	For
3.10	Appoint a Director	Management	For	For
3.11	Appoint a Director	Management	For	For
3.12	Appoint a Director	Management	For	For
3.13	Appoint a Director	Management	For	For
4.1	Appoint a Corporate Auditor	Management	For	For
4.2	Appoint a Corporate Auditor	Management	For	For
5.	Approve Payment of Bonuses to Corporate Officers	Management	For	For

KAGOME CO.,LTD.
Security	J29051109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	17-Jun-2010
ISIN	JP3208200000	Agenda		702457501 - Management
Item	Proposal	Type	Vote	For/Against Management
1.1	Appoint a Director	Management	For	For
1.2	Appoint a Director	Management	For	For
1.3	Appoint a Director	Management	For	For
1.4	Appoint a Director	Management	For	For
1.5	Appoint a Director	Management	For	For
1.6	Appoint a Director	Management	For	For
1.7	Appoint a Director	Management	For	For
1.8	Appoint a Director	Management	For	For
2	Appoint a Corporate Auditor	Management	For	For

EISAI CO.,LTD.
Security	J12852117	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	JP3160400002	Agenda		702441077 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.1	Appoint a Director	Management	For	For
1.2	Appoint a Director	Management	For	For
1.3	Appoint a Director	Management	For	For
1.4	Appoint a Director	Management	For	For
1.5	Appoint a Director	Management	For	For
1.6	Appoint a Director	Management	For	For
1.7	Appoint a Director	Management	For	For
1.8	Appoint a Director	Management	For	For
1.9	Appoint a Director	Management	For	For
1.10	Appoint a Director	Management	For	For
1.11	Appoint a Director	Management	For	For
2.	Approve Issuance of Share Acquisition Rights as Stock Options to Employees of the Company	Management	For	For

SUMITOMO METAL INDUSTRIES,LTD.
Security	J77669133	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	JP3402200004	Agenda		702449097 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.1	Appoint a Director	Management	For	For
1.2	Appoint a Director	Management	For	For
1.3	Appoint a Director	Management	For	For
1.4	Appoint a Director	Management	For	For
1.5	Appoint a Director	Management	For	For
1.6	Appoint a Director	Management	For	For
1.7	Appoint a Director	Management	For	For
1.8	Appoint a Director	Management	For	For
1.9	Appoint a Director	Management	For	For
1.10	Appoint a Director	Management	For	For
2.1	Appoint a Corporate Auditor	Management	For	For
2.2	Appoint a Corporate Auditor	Management	For	For
2.3	Appoint a Corporate Auditor	Management	For	For

NTT DOCOMO,INC.
Security	J59399105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	JP3165650007	Agenda		702452133 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.	Amend Articles to: Change Official Company Name to NTT DOCOMO, INC., Change Business Lines	Management	For	For
3.1	Appoint a Director	Management	For	For
3.2	Appoint a Director	Management	For	For
3.3	Appoint a Director	Management	For	For
3.4	Appoint a Director	Management	For	For
3.5	Appoint a Director	Management	For	For
3.6	Appoint a Director	Management	For	For
3.7	Appoint a Director	Management	For	For
3.8	Appoint a Director	Management	For	For
3.9	Appoint a Director	Management	For	For
3.10	Appoint a Director	Management	For	For
3.11	Appoint a Director	Management	For	For
3.12	Appoint a Director	Management	For	For
3.13	Appoint a Director	Management	For	For

SONY CORPORATION
Security	J76379106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	JP3435000009	Agenda		702461245 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.1	Appoint a Director	Management	For	For
1.2	Appoint a Director	Management	For	For
1.3	Appoint a Director	Management	For	For
1.4	Appoint a Director	Management	For	For
1.5	Appoint a Director	Management	For	For
1.6	Appoint a Director	Management	For	For
1.7	Appoint a Director	Management	For	For
1.8	Appoint a Director	Management	For	For
1.9	Appoint a Director	Management	For	For
1.10	Appoint a Director	Management	For	For
1.11	Appoint a Director	Management	For	For
1.12	Appoint a Director	Management	For	For
1.13	Appoint a Director	Management	For	For
1.14	Appoint a Director	Management	For	For
2.	Approve Issuance of Share Acquisition Rights as Stock Options	Management	For	For

HOYA CORPORATION
Security	J22848105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	18-Jun-2010
ISIN	JP3837800006	Agenda		702467639 - Management
Item	Proposal	Type	Vote	For/Against Management
1.1	Appoint a Director	Management	For	For
1.2	Appoint a Director	Management	For	For
1.3	Appoint a Director	Management	For	For
1.4	Appoint a Director	Management	For	For
1.5	Appoint a Director	Management	For	For
1.6	Appoint a Director	Management	For	For
1.7	Appoint a Director	Management	For	For
1.8	Appoint a Director	Management	For	For
2	Authorize Use of Stock Options, and Allow Board to Authorize Use of Stock Option Plan	Management	For	For
3.1	Shareholder's Proposal: Appoint a Director	Shareholder	Against	For
3.2	Shareholder's Proposal: Appoint a Director	Shareholder	Against	For
3.3	Shareholder's Proposal: Appoint a Director	Shareholder	Against	For
3.4	Shareholder's Proposal: Appoint a Director	Shareholder	Against	For
3.5	Shareholder's Proposal: Appoint a Director	Shareholder	Against	For
3.6	Shareholder's Proposal: Appoint a Director	Shareholder	Against	For
3.7	Shareholder's Proposal: Appoint a Director	Shareholder	Against	For
3.8	Shareholder's Proposal: Appoint a Director	Shareholder	Against	For
3.9	Shareholder's Proposal: Appoint a Director	Shareholder	Against	For
4	Shareholder's Proposal: Amend Articles to Increase the Number of Characters for the Amount of Explanatory Text Permitted for Shareholder Propositions to 4,000 chrs.	Shareholder	Against	For
5	Shareholder's Proposal: Amend Articles to Allow Secret ballots	Shareholder	Against	For
6	Shareholder's Proposal: Amend Articles to Restrict the Number of Corporate Insiders' Seats on the Board of Directors	Shareholder	Against	For
7	Shareholder's Proposal: Amend Articles to Eliminate Articles Related to Rejecting Cumulative Votes	Shareholder	Against	For
8	Shareholder's Proposal: Amend Articles to Prohibit Interlocking Directors	Shareholder	Against	For
9	Shareholder's Proposal: Amend Articles to Restrict the Number of Positions Assumed by Outside Directors at Other companies	Shareholder	Against	For
10	Shareholder's Proposal: Amend Articles to Restrict the Number of Times that an Outside Director May be Reappointed to 10	Shareholder	Against	For
11	Shareholder's Proposal: Amend Articles to Disclose Remuneration to Directors Who Have Resigned	Shareholder	Against	For
12	Shareholder's Proposal: Amend Articles to Obligate the Company to Hold Meetings not Involving Executive Officers	Shareholder	Against	For
13	Shareholder's Proposal: Amend Articles to Obligate the Company to Create Guidelines Defining Independent Directors	Shareholder	Against	For
14	Shareholder's Proposal: Amend Articles to Disclose Remunerations to Directors and Corporate Officers Individually	Shareholder	Against	For
15	Shareholder's Proposal: Amend Articles to Disclose Positions at Public-Interest Corporations Held By Director Candidates	Shareholder	Against	For
16	Shareholder's Proposal: Amend Articles to Require Prior notice of Shares to be Sold By Directors and their Families and Disclose it to Shareholders	Shareholder	Against	For
17	Shareholder's Proposal: Amend Articles to Prohibit hedging by Stock Option Holders	Shareholder	Against	For

SANDS CHINA LTD
Security	G7800X107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	19-Jun-2010
ISIN	KYG7800X1079	Agenda		702392933 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN2 0100423883.pdf	Non-Voting
1	Receive the audited consolidated financial statements and the reports of the Directors and auditors for the YE 31 DEC 2009	Management	For	For
2.A	Re-elect of Mr. Sheldon Gary Adelson as Non-Executive Director	Management	For	For
2.B	Re-elect of Mr. Steven Craig Jacobs as an Executive Director	Management	For	For
2.C	Authorize the Board of Directors to fix the respective Directors' remuneration	Management	For	For
3	Re-appoint of PricewaterhouseCoopers as the Auditors and to authorize the Board of Directors to fix their remuneration	Management	For	For
4	Approve to give a general mandate to the Directors to repurchase shares of the Company not exceeding 10% of the issued share capital of the Company as at the date of this resolution	Management	For	For
5
Approve to give a general mandate to the Directors to allot, issue and deal with additional shares of the Company not exceeding
20% of the issued share capital of the Company as at the date of this resolution
		Management	For	For
6	Approve to extend the general mandate granted to the Directors to allot, issue and deal with additional shares of the Company by the aggregate nominal amount of the shares repurchased by the Company	Management	For	For

GRIFOLS S A
Security	E5706X124	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	21-Jun-2010
ISIN	ES0171996012	Agenda		702442283 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the annual accounts, management report as well as proposed application of result	Management	For	For
2	Approve the annual accounts and management report of the consolidated group	Management	For	For
3	Approve the management of the Board Of Director	Management	For	For
4	Re-elect the Auditors of individual accounts	Management	For	For
5	Re-elect the Auditors of consolidated accounts	Management	For	For
6	Re-elect the Board of Directors	Management	For	For
7	Approve the retribution of the Board of Directors	Management	For	For
8	Grant authority to purchase own shares	Management	For	For
9	Approve the delegation of powers	Management	For	For
CMMT
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A-SECOND CALL ON 22
JUN 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting

KINGBOARD CHEMICAL HOLDINGS LTD, GEORGE TOWN
Security	G52562140	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	21-Jun-2010
ISIN	KYG525621408	Agenda		702456181 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1
Approve the continuing connected transaction contemplated by the Drill Bits Agreement and the Proposed Annual Caps  such
terms shall have the meaning as defined in the circular to the shareholders of the Company dated 27 MAY 2010 and authorize
any Director of the Company to do, approve and transact all such acts and things as they may in their discretion consider necessary or desirable in connection therewith
		Management	For	For

NORSK HYDRO A S
Security	R61115102	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	21-Jun-2010
ISIN	NO0005052605	Agenda		702462110 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
CMMT
MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
Non-Voting
1	Approve the notice of the meeting and the agenda	Management	For	For
2	Election of one person to countersign the minutes of the meeting	Management	For	For
3	Approve the rights offering	Management	For	For
4	Authorize the Board to issue new shares as part consideration for the acquisition by the Company of Vale Austria Holdings GmbH's interests in certain aluminum businesses and assets	Management	For	For
5	Amend the Articles of Association	Management	For	For

ALSTOM
Security	F0259M475	Meeting Type		MIX
Ticker Symbol		Meeting Date	22-Jun-2010
ISIN	FR0010220475	Agenda		702424881 - Management
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
CMMT
French Resident Shareowners must complete, sign and forward
the Proxy Card-directly to the sub custodian. Please contact your
Client Service-Representative to obtain the necessary card,
account details and directions.-The following applies to Non-
Resident Shareowners:   Proxy Cards: Voting-instructions will be
forwarded to the Global Custodians that have become-Registered
Intermediaries, on the Vote Deadline Date. In capacity as-
Registered Intermediary, the Global Custodian will sign the Proxy
Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
Non-Voting
CMMT	Please note that important additional meeting information is available by-clicking on the material URL link --https://balo.journal- officiel.gouv.fr/pdf/2010/0507/201005071001964.pdf	Non-Voting
O.1	Approve the financial statements and transactions for the FYE on 31 MAR 2010	Management	For	For
O.2	Approve the consolidated financial statements for the FYE on 31 MAR 2009	Management	For	For
O.3	Approve the allocation of income	Management	For	For
O.4	Approve the special report of the Statutory Auditors on the regulated Agreements and undertakings	Management	For	For
O.5	Approve the renewal of Mr. Olivier Bouygues' term as Board Member	Management	For	For
O.6	Approve the renewal of term of the Company Bouygues as Board Member	Management	For	For
O.7	Approve the renewal of Mr. Georges Chodron de Courcel as term as Board Member	Management	For	For
O.8	Appointment of Mrs. Lalita D. Gupte as a Board Member	Management	For	For
O.9	Appointment of Mrs. Katrina Landis as a Board Member	Management	For	For
O.10	Approve to determine the amount for the attendance allowances	Management	For	For
O.11	Authorize the Board of Directors to proceed with transactions on the Company's own shares	Management	For	For
E.12
Authorize the Board of Directors to increase the share capital by issuing shares and any securities giving access to shares of the
Company or of one of its subsidiaries with preferential subscription rights and/or by incorporation of premiums, reserves, profits or other funding for a maximum nominal amount of capital increase of EUR 600 million, that is about 29.2% of the capital, with allocation on this amount of those set under the 13th and 16th
Resolutions
		Management	For	For
E.13
Authorize the Board of Directors to increase the share capital by issuing shares and any securities giving access to shares of the
Company or of one of its subsidiaries with cancellation of
preferential subscription rights for a maximum nominal amount of capital of EUR 300 million, that is about 14.6% of the capital, with allocation of this amount on the one set under the 12th Resolution and allocation on this amount of the one set under the 14th
Resolution
		Management	For	For
E.14
Authorize the Board of Directors to increase the capital within the limit of 10% in consideration for the contributions in kind as equity securities or securities giving access to the capital with allocation of this amount on those set under the 12th and 13th Resolutions
		Management	For	For
E.15
Authorize the Board of Directors to increase the share capital by issuing shares or securities giving access to shares of the
Company reserved for Members of a Company savings plan
within the limit of 2% of the capital with allocation of this amount on the one set under the 12th Resolution
		Management	For	For
E.16
Authorize the Board of Directors to increase the share capital with cancellation of preferential subscription rights of the shareholders in favor of a given category of beneficiaries allowing the
employees of foreign subsidiaries of the Group to benefit from an employee savings plan similar to the one offered under the
previous resolution within the limit of 0.5% of the capital with allocation of this amount on those set in the 15th and 16th
Resolutions
		Management	For	For
E.17
Authorize the Board of Directors to carry out free allocations of shares existing or to be issued within the limit of 1% of the capital with allocation of this amount on the one set under the 18th
Resolution, of which a maximum of 0.02% may be allocated to the corporate officers of the Company
		Management	For	For
E.18
Authorize the Board of Directors to grant options to subscribe for or purchase shares of the Company within the limit of 2.5% of the capital minus any amounts allocated under the 17th resolution of which a maximum of 0.10 % may be allocated to corporate
officers
		Management	For	For
E.19	Amend the Article 7 of the Statutes	Management	For	For
E.20	Powers to carry through the decisions of the General Meeting and accomplish the formalities	Management	For	For

NEC CORPORATION
Security	J48818124	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Jun-2010
ISIN	JP3733000008	Agenda		702460611 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.1	Appoint a Director	Management	For	For
1.2	Appoint a Director	Management	For	For
1.3	Appoint a Director	Management	For	For
1.4	Appoint a Director	Management	For	For
1.5	Appoint a Director	Management	For	For
1.6	Appoint a Director	Management	For	For
1.7	Appoint a Director	Management	For	For
1.8	Appoint a Director	Management	For	For
1.9	Appoint a Director	Management	For	For
1.10	Appoint a Director	Management	For	For
1.11	Appoint a Director	Management	For	For
1.12	Appoint a Director	Management	For	For
1.13	Appoint a Director	Management	For	For
1.14	Appoint a Director	Management	For	For
1.15	Appoint a Director	Management	For	For
2.	Appoint a Corporate Auditor	Management	For	For

SUMITOMO CORPORATION (SUMITOMO SHOJI KAISHA,LTD.)
Security	J77282119	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Jun-2010
ISIN	JP3404600003	Agenda		702460673 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
2.10	Appoint a Director	Management	For	For
2.11	Appoint a Director	Management	For	For
2.12	Appoint a Director	Management	For	For
3.	Appoint a Corporate Auditor	Management	For	For
4.	Approve Payment of Bonuses to Directors	Management	For	For
5.	Issuing New Share Acquisition Rights in the Form of Stock Options to the Company's Directors	Management	For	For
6.	Issuing New Share Acquisition Rights in the Form of Stock Options for a Stock-Linked Compensation Plan to the Company's Directors	Management	For	For

MIZUHO FINANCIAL GROUP,INC.
Security	J4599L102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Jun-2010
ISIN	JP3885780001	Agenda		702460700 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
3.1	Appoint a Corporate Auditor	Management	For	For
3.2	Appoint a Corporate Auditor	Management	For	For
4.	Shareholders' Proposals: Amendment to the Articles of Incorporation (Prohibition of financing for MBO to be made at a low price)	Shareholder	Against	For
5.	Shareholders' Proposals: Amendment to the Articles of Incorporation (Disclosure of compensation paid to each officer)	Shareholder	Against	For

SOJITZ CORPORATION
Security	J7608R101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Jun-2010
ISIN	JP3663900003	Agenda		702461093 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Amend Articles to: Eliminate Articles Related to the First Series Class-III Preferred Shares and Class Shareholders Meetings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For

NOMURA RESEARCH INSTITUTE,LTD.
Security	J5900F106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Jun-2010
ISIN	JP3762800005	Agenda		702461132 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Amend the Articles of Incorporation	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
2.10	Appoint a Director	Management	For	For
2.11	Appoint a Director	Management	For	For
3.	Appoint a Corporate Auditor	Management	For	For

OMRON CORPORATION
Security	J61374120	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Jun-2010
ISIN	JP3197800000	Agenda		702461233 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
3.	Approve Payment of Bonuses to Directors	Management	For	For

ORIX CORPORATION
Security	J61933123	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Jun-2010
ISIN	JP3200450009	Agenda		702461308 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.1	Appoint a Director	Management	For	For
1.2	Appoint a Director	Management	For	For
1.3	Appoint a Director	Management	For	For
1.4	Appoint a Director	Management	For	For
1.5	Appoint a Director	Management	For	For
1.6	Appoint a Director	Management	For	For
1.7	Appoint a Director	Management	For	For
1.8	Appoint a Director	Management	For	For
1.9	Appoint a Director	Management	For	For
1.10	Appoint a Director	Management	For	For
1.11	Appoint a Director	Management	For	For
1.12	Appoint a Director	Management	For	For
1.13	Appoint a Director	Management	For	For

ELECTRIC POWER DEVELOPMENT CO.,LTD.
Security	J12915104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Jun-2010
ISIN	JP3551200003	Agenda		702461358 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
2.10	Appoint a Director	Management	For	For
2.11	Appoint a Director	Management	For	For
2.12	Appoint a Director	Management	For	For
2.13	Appoint a Director	Management	For	For
2.14	Appoint a Director	Management	For	For

SANYO ELECTRIC CO.,LTD.
Security	J68897107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	22-Jun-2010
ISIN	JP3340600000	Agenda		702470648 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Amend Articles to: Approve Minor Revisions, Eliminate Articles Related to Class A and B Shares	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
3.1	Appoint a Corporate Auditor	Management	For	For
3.2	Appoint a Corporate Auditor	Management	For	For
3.3	Appoint a Corporate Auditor	Management	For	For

ASTELLAS PHARMA INC.
Security	J03393105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	23-Jun-2010
ISIN	JP3942400007	Agenda		702460572 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.	Amend Articles to: Reduce Term of Office of Directors to One Year	Management	For	For
3.1	Appoint a Director	Management	For	For
3.2	Appoint a Director	Management	For	For
3.3	Appoint a Director	Management	For	For
3.4	Appoint a Director	Management	For	For
3.5	Appoint a Director	Management	For	For
3.6	Appoint a Director	Management	For	For
3.7	Appoint a Director	Management	For	For
4.	Appoint a Corporate Auditor	Management	For	For
5.	Approve Payment of Bonuses to Directors	Management	For	For
6.	Provision of Remuneration to Directors for Stock Option Scheme as Stock-Linked Compensation Plan	Management	For	For

TOSHIBA CORPORATION
Security	J89752117	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	23-Jun-2010
ISIN	JP3592200004	Agenda		702460697 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Reduction of Legal Reserve	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
2.10	Appoint a Director	Management	For	For
2.11	Appoint a Director	Management	For	For
2.12	Appoint a Director	Management	For	For
2.13	Appoint a Director	Management	For	For
2.14	Appoint a Director	Management	For	For
3.	Shareholders' Proposals: Amendments to the Articles of Incorporation regarding answers by the Company to questions from shareholders	Shareholder	Against	For
4.	Shareholders' Proposals: Amendments to the Articles of Incorporation regarding exercise of voting rights at general meetings of shareholders	Shareholder	Against	For
5.	Shareholders' Proposals: Amendments to the Articles of Incorporation regarding claims for damages against the directors	Shareholder	Against	For
6.	Shareholders' Proposals: Amendments to the Articles of Incorporation regarding disclosure of the sanction imposed on the officers (directors and executive officers)	Shareholder	Against	For
7.
Shareholders' Proposals: Amendments to the Articles of
Incorporation regarding disclosure of the facts of improper billing and unfair receipt of the research labor expenses for the research commissioned by the New Energy and Industrial Technology
Development Organization (NEDO)
		Shareholder	Against	For
8.	Shareholders' Proposals: Amendments to the Articles of Incorporation regarding disclosure of personalized information of each director and executive officer of the Company	Shareholder	Against	For
9.	Shareholders' Proposals: Amendments to the Articles of Incorporation regarding individual disclosure of information of each advisor to the board, advisor and shayu of the Company	Shareholder	Against	For
10.
Shareholders' Proposals: Amendments to the Articles of
Incorporation regarding disclosure of information concerning employees who entered the Company from a ministry or agency
of government or other public organizations
		Shareholder	Against	For
11.	Shareholders' Proposals: Amendments to the Articles of Incorporation regarding conditions of employment for temporary employees	Shareholder	Against	For

KOBE STEEL,LTD.
Security	J34555144	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	23-Jun-2010
ISIN	JP3289800009	Agenda		702461182 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.1	Appoint a Director	Management	For	For
1.2	Appoint a Director	Management	For	For
1.3	Appoint a Director	Management	For	For
1.4	Appoint a Director	Management	For	For
1.5	Appoint a Director	Management	For	For
1.6	Appoint a Director	Management	For	For
1.7	Appoint a Director	Management	For	For
1.8	Appoint a Director	Management	For	For
1.9	Appoint a Director	Management	For	For
1.10	Appoint a Director	Management	For	For
1.11	Appoint a Director	Management	For	For
2.	Appoint a Corporate Auditor	Management	For	For

KOMATSU LTD.
Security	J35759125	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	23-Jun-2010
ISIN	JP3304200003	Agenda		702461219 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
2.10	Appoint a Director	Management	For	For
3.	Appoint a Corporate Auditor	Management	For	For
4.	Approve Payment of Bonuses to Directors	Management	For	For
5.	Establishment of the Amount and Features of Remuneration for Directors of the Company in the Form of Stock Acquisition Rights to be Granted as "Stock-Based Remuneration"	Management	For	For
6.	Giving the Board of Directors the Authority to Issue Stock Acquisition Rights as "Stock-Based Remuneration" to Employees of the Company and Directors of Major Subsidiaries of the Company	Management	For	For

MITSUI & CO.,LTD.
Security	J44690139	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	23-Jun-2010
ISIN	JP3893600001	Agenda		702461271 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
2.10	Appoint a Director	Management	For	For
2.11	Appoint a Director	Management	For	For
2.12	Appoint a Director	Management	For	For
2.13	Appoint a Director	Management	For	For
3.	Appoint a Corporate Auditor	Management	For	For

BROTHER INDUSTRIES,LTD.
Security	114813108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	23-Jun-2010
ISIN	JP3830000000	Agenda		702461283 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.1	Appoint a Director	Management	For	For
1.2	Appoint a Director	Management	For	For
1.3	Appoint a Director	Management	For	For
1.4	Appoint a Director	Management	For	For
1.5	Appoint a Director	Management	For	For
1.6	Appoint a Director	Management	For	For
1.7	Appoint a Director	Management	For	For
2.	Payment of Performance-Based Remuneration to 4 Directors	Management	For	For

COSMO OIL COMPANY,LIMITED
Security	J08316101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	23-Jun-2010
ISIN	JP3298600002	Agenda		702463213 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
2.10	Appoint a Director	Management	For	For
3.	Appoint a Corporate Auditor	Management	For	For

EAST JAPAN RAILWAY COMPANY
Security	J1257M109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	23-Jun-2010
ISIN	JP3783600004	Agenda		702463364 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Proposal for appropriation of retained earnings	Management	For	For
2.	Partial amendment to the Articles of Incorporation: Change Business Lines, Adopt Reduction of Liability System for Outside Directors, Adopt Reduction of Liability System for Outside Auditors	Management	For	For
3.1	Election of Director	Management	For	For
3.2	Election of Director	Management	For	For
3.3	Election of Director	Management	For	For
3.4	Election of Director	Management	For	For
3.5	Election of Director	Management	For	For
3.6	Election of Director	Management	For	For
3.7	Election of Director	Management	For	For
3.8	Election of Director	Management	For	For
3.9	Election of Director	Management	For	For
3.10	Election of Director	Management	For	For
3.11	Election of Director	Management	For	For
3.12	Election of Director	Management	For	For
3.13	Election of Director	Management	For	For
3.14	Election of Director	Management	For	For
3.15	Election of Director	Management	For	For
3.16	Election of Director	Management	For	For
3.17	Election of Director	Management	For	For
3.18	Election of Director	Management	For	For
3.19	Election of Director	Management	For	For
3.20	Election of Director	Management	For	For
3.21	Election of Director	Management	For	For
3.22	Election of Director	Management	For	For
3.23	Election of Director	Management	For	For
3.24	Election of Director	Management	For	For
3.25	Election of Director	Management	For	For
3.26	Election of Director	Management	For	For
4.	Payment of bonuses to Directors and Corporate Auditors	Management	For	For
5.	Shareholders' Proposals: Partial amendment to the Articles of Incorporation (1) Disclosure of each Director s remuneration to shareholders	Shareholder	Against	For
6.
Shareholders' Proposals: Partial amendment to the Articles of
Incorporation (2) Obligation to report the number and names of
Principal Executive Advisers and Advisers, etc. retained and approve the total amount of remuneration or fees to be paid to such Advisers at the General Meeting of Shareholders
		Shareholder	Against	For
7.1	Shareholders' Proposals: Dismissal of Director	Shareholder	Against	For
7.2	Shareholders' Proposals: Dismissal of Director	Shareholder	Against	For
7.3	Shareholders' Proposals: Dismissal of Director	Shareholder	Against	For
7.4	Shareholders' Proposals: Dismissal of Director	Shareholder	Against	For
7.5	Shareholders' Proposals: Dismissal of Director	Shareholder	Against	For
7.6	Shareholders' Proposals: Dismissal of Director	Shareholder	Against	For
7.7	Shareholders' Proposals: Dismissal of Director	Shareholder	Against	For
8.1	Shareholders' Proposals: Election of Director	Shareholder	Against	For
8.2	Shareholders' Proposals: Election of Director	Shareholder	Against	For
8.3	Shareholders' Proposals: Election of Director	Shareholder	Against	For
8.4	Shareholders' Proposals: Election of Director	Shareholder	Against	For
8.5	Shareholders' Proposals: Election of Director	Shareholder	Against	For
9.	Shareholders' Proposals: Reduction of remuneration to Directors and Corporate Auditors	Shareholder	Against	For
10.	Shareholders' Proposals: Proposal for appropriation of retained earnings (1)	Shareholder	Against	For
11.	Shareholders' Proposals: Proposal for appropriation of retained earnings (2)	Shareholder	Against	For
12.	Shareholders' Proposals: Proposal for appropriation of retained earnings (3)	Shareholder	Against	For

NISSAN MOTOR CO.,LTD.
Security	J57160129	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	23-Jun-2010
ISIN	JP3672400003	Agenda		702485815 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.1	Appoint a Corporate Auditor	Management	For	For
1.2	Appoint a Corporate Auditor	Management	For	For
2.
Delegation to the Board of Directors to determine the terms and conditions of issuing Shinkabu-Yoyakuken (Share Option) without consideration to employees of the Company and directors and
employees of its affiliates
		Management	For	For
3.	Granting of Share Appreciation Rights (the "SAR") to Directors	Management	For	For

YAKULT HONSHA CO.,LTD.
Security	J95468120	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	23-Jun-2010
ISIN	JP3931600005	Agenda		702486398 - Management
Item	Proposal	Type	Vote	For/Against Management
1.1	Appoint a Director	Management	For	For
1.2	Appoint a Director	Management	For	For
1.3	Appoint a Director	Management	For	For
1.4	Appoint a Director	Management	For	For
1.5	Appoint a Director	Management	For	For
1.6	Appoint a Director	Management	For	For
1.7	Appoint a Director	Management	For	For
1.8	Appoint a Director	Management	For	For
1.9	Appoint a Director	Management	For	For
1.10	Appoint a Director	Management	For	For
1.11	Appoint a Director	Management	For	For
1.12	Appoint a Director	Management	For	For
1.13	Appoint a Director	Management	For	For
1.14	Appoint a Director	Management	For	For
1.15	Appoint a Director	Management	For	For
1.16	Appoint a Director	Management	For	For
1.17	Appoint a Director	Management	For	For
1.18	Appoint a Director	Management	For	For
1.19	Appoint a Director	Management	For	For
1.20	Appoint a Director	Management	For	For
1.21	Appoint a Director	Management	For	For
1.22	Appoint a Director	Management	For	For
1.23	Appoint a Director	Management	For	For
1.24	Appoint a Director	Management	For	For
1.25	Appoint a Director	Management	For	For
1.26	Appoint a Director	Management	For	For
2	Approve Abolition of Performance-based Compensations to Operating Executive Officers	Management	For	For

MITSUBISHI MOTORS CORPORATION
Security	J44131100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	23-Jun-2010
ISIN	JP3899800001	Agenda		702493696 - Management
Item	Proposal	Type	Vote	For/Against Management
1.1	Appoint a Director	Management	For	For
1.2	Appoint a Director	Management	For	For
1.3	Appoint a Director	Management	For	For
1.4	Appoint a Director	Management	For	For
1.5	Appoint a Director	Management	For	For
1.6	Appoint a Director	Management	For	For
1.7	Appoint a Director	Management	For	For
1.8	Appoint a Director	Management	For	For
1.9	Appoint a Director	Management	For	For
1.10	Appoint a Director	Management	For	For
1.11	Appoint a Director	Management	For	For
1.12	Appoint a Director	Management	For	For
1.13	Appoint a Director	Management	For	For
2	Appoint a Corporate Auditor	Management	For	For

INDRA SISTEMAS SA, MADRID
Security	E6271Z155	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	24-Jun-2010
ISIN	ES0118594417	Agenda		702450165 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Examination and approval of the Annual Accounts and
Management Report (including the information in article 116 BIS of the LMV -Spanish Stock Market Act- and the Annual Corporate
Governance Report) of Indra Sistemas, S.A. and its Consolidated
Group, corresponding to the financial year closed on 31st
December 2009, as well as the proposal for the allocation of results
		Management	For	For
2	Approval of the management by the Board of Directors	Management	For	For
3
Approval as merger balance of the balance sheet passed in the first point of the agenda. Approval of the merger of "Ceicom
Europe, S.L. (Sole Shareholder Company)" as merged Company
and "Indra Sistemas, S.A." as absorbing Company, in accordance with the Merger Project approved by their respective
administration bodies. Approval of submitting the merger to the tax neutral regime regulated in the Spanish Corporation Tax Act. For the purposes envisaged in article 40.2 of Law 3/2009 of April 3
2009 on structural modifications of commercial companies (Ley de
Modificaciones Estructurales de las Sociedades Mercantiles) the
main information of the Merger Project passed by their respective administration bodies on 22nd April 2010, is the following:
Participating companies. Absorbing Company "Indra Sistemas,
S.A.", a Spanish Company with its registered office in Alcobendas
(Madrid), Avenida de Bruselas 35, recorded in the Mercantile
Registry of Madrid, in Tome 865, Folio 28, Page M-11339 and
holder of Tax Identification Code A- 28599033. Merged Company
"Ceicom Europe, S.L." (Sole Shareholder Company)", a Spanish
Company with its registered office in Alcobendas (Madrid),
Avenida de Bruselas 35, recorded in the Mercantile Registry of
Madrid, in Tome 16,888, Folio 164, Page M-2888738 and holder of Tax Identification Code B- 83062950. 2. The merger will be carried out in accordance with article 40 of Law 3/2009 of April 3
2009 on structural modifications of commercial companies (Ley de
Modificaciones Estructurales de las Sociedades Mercantiles)
given that Indra Sistemas, S.A. is the holder, directly or indirectly, of 100% of the share capital of the absorbed Company. 3. The operations of the merged Company will be considered to be
undertaken for accounting purposes by Indra Sistemas, S.A. from
1st January 2010. 4. No special rights or advantage of any type have been granted to the shareholders or Directors of the
participating companies. 5. As a result of the merger the bylaws of the absorbing Company do not change. 6. Likewise the merger
dose not impact in employment, social responsibility of the
Company and government bodies gender remaining the same
Board of Directors of the absorbing Company, helping parity in this aspect
		Management	For	For
4	To determine the number of Directors within the limits established in article 21 of the company bylaws. Removal, appointment and re-election of directors	Management	For	For
5	Authorization to the Board of Directors to acquire treasury stock, directly or though subsidiary companies	Management	For	For
6	Appointment of auditors for the individual and consolidated Annual Accounts and Management Reports of the 2010 financial year	Management	For	For
7	Annual Report on Compensation of directors and senior management	Management	For	For
8	Information to the General Shareholders Meeting regarding changes made to the Board of Directors Regulations	Management	For	For
9	Authorize the Board of Directors to interpret, correct, supplement, execute and substitute powers and carry out agreements adopted by the Annual Shareholders Meeting	Management	For	For
	PLEASE NOTE THAT THIS IS A POSTPONEMENT OF THE MEETING HELD ON 23 JUN 2010.	Non-Voting

HONDA MOTOR CO.,LTD.
Security	J22302111	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	24-Jun-2010
ISIN	JP3854600008	Agenda		702454303 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
2.10	Appoint a Director	Management	For	For
2.11	Appoint a Director	Management	For	For
2.12	Appoint a Director	Management	For	For
2.13	Appoint a Director	Management	For	For
2.14	Appoint a Director	Management	For	For
2.15	Appoint a Director	Management	For	For
2.16	Appoint a Director	Management	For	For
2.17	Appoint a Director	Management	For	For
2.18	Appoint a Director	Management	For	For
2.19	Appoint a Director	Management	For	For
2.20	Appoint a Director	Management	For	For
3.	Approve Payment of Bonuses to Corporate Officers	Management	For	For

JAPAN TOBACCO INC.
Security	J27869106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	24-Jun-2010
ISIN	JP3726800000	Agenda		702463174 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For

SHIONOGI & CO.,LTD.
Security	J74229105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	24-Jun-2010
ISIN	JP3347200002	Agenda		702463198 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
3.	Appoint a Substitute Corporate Auditor	Management	For	For
4.	Approve Payment of Bonuses to Directors	Management	For	For

NIPPON STEEL CORPORATION
Security	J55999122	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	24-Jun-2010
ISIN	JP3381000003	Agenda		702463225 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
2.10	Appoint a Director	Management	For	For
3.	Appoint a Corporate Auditor	Management	For	For

MITSUBISHI HEAVY INDUSTRIES,LTD.
Security	J44002129	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	24-Jun-2010
ISIN	JP3900000005	Agenda		702463275 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
2.10	Appoint a Director	Management	For	For
2.11	Appoint a Director	Management	For	For
2.12	Appoint a Director	Management	For	For
2.13	Appoint a Director	Management	For	For
2.14	Appoint a Director	Management	For	For
2.15	Appoint a Director	Management	For	For
2.16	Appoint a Director	Management	For	For
2.17	Appoint a Director	Management	For	For
2.18	Appoint a Director	Management	For	For

MITSUBISHI CORPORATION
Security	J43830116	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	24-Jun-2010
ISIN	JP3898400001	Agenda		702463299 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
2.10	Appoint a Director	Management	For	For
2.11	Appoint a Director	Management	For	For
2.12	Appoint a Director	Management	For	For
2.13	Appoint a Director	Management	For	For
2.14	Appoint a Director	Management	For	For
2.15	Appoint a Director	Management	For	For
3.	Appoint a Corporate Auditor	Management	For	For
4.	Approve Payment of Bonuses to Directors	Management	For	For
5.	Approve reserved retirement remuneration for Directors	Management	For	For
6.	Amend the Compensation to be received by Directors	Management	For	For

NIPPON TELEGRAPH AND TELEPHONE CORPORATION
Security	J59396101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	24-Jun-2010
ISIN	JP3735400008	Agenda		702463390 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
2.10	Appoint a Director	Management	For	For
2.11	Appoint a Director	Management	For	For
2.12	Appoint a Director	Management	For	For

MITSUBISHI CHEMICAL HOLDINGS CORPORATION
Security	J44046100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	24-Jun-2010
ISIN	JP3897700005	Agenda		702466512 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.	Amend Articles to: Expand Business Lines	Management	For	For
3.1	Appoint a Director	Management	For	For
3.2	Appoint a Director	Management	For	For
3.3	Appoint a Director	Management	For	For
3.4	Appoint a Director	Management	For	For
3.5	Appoint a Director	Management	For	For
3.6	Appoint a Director	Management	For	For
3.7	Appoint a Director	Management	For	For
4.1	Appoint a Corporate Auditor	Management	For	For
4.2	Appoint a Corporate Auditor	Management	For	For
4.3	Appoint a Corporate Auditor	Management	For	For

TOYOTA MOTOR CORPORATION
Security	J92676113	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	24-Jun-2010
ISIN	JP3633400001	Agenda		702466663 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Distribution of Surplus	Management	For	For
2.1	Elect a Director	Management	For	For
2.2	Elect a Director	Management	For	For
2.3	Elect a Director	Management	For	For
2.4	Elect a Director	Management	For	For
2.5	Elect a Director	Management	For	For
2.6	Elect a Director	Management	For	For
2.7	Elect a Director	Management	For	For
2.8	Elect a Director	Management	For	For
2.9	Elect a Director	Management	For	For
2.10	Elect a Director	Management	For	For
2.11	Elect a Director	Management	For	For
2.12	Elect a Director	Management	For	For
2.13	Elect a Director	Management	For	For
2.14	Elect a Director	Management	For	For
2.15	Elect a Director	Management	For	For
2.16	Elect a Director	Management	For	For
2.17	Elect a Director	Management	For	For
2.18	Elect a Director	Management	For	For
2.19	Elect a Director	Management	For	For
2.20	Elect a Director	Management	For	For
2.21	Elect a Director	Management	For	For
2.22	Elect a Director	Management	For	For
2.23	Elect a Director	Management	For	For
2.24	Elect a Director	Management	For	For
2.25	Elect a Director	Management	For	For
2.26	Elect a Director	Management	For	For
2.27	Elect a Director	Management	For	For
3.1	Elect a Corporate Auditor	Management	For	For
3.2	Elect a Corporate Auditor	Management	For	For
3.3	Elect a Corporate Auditor	Management	For	For
4.	Approve Issuance of Stock Acquisition Rights for the Purpose of Granting Stock Options	Management	For	For

THE DAISHI BANK,LTD.
Security	J10794105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	24-Jun-2010
ISIN	JP3483800003	Agenda		702467944 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve Appropriation of Profits	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
3.1	Appoint a Corporate Auditor	Management	For	For
3.2	Appoint a Corporate Auditor	Management	For	For
4
Approve Retirement Allowance for Retiring Directors and
Corporate Auditors, and Payment of Accrued Benefits associated with Abolition of Retirement Benefit System for Current Directors
and Corporate Auditors
		Management	For	For
5	Allow Board to Authorize Use of Compensation-based Stock Option Plan for Directors, excluding the Regular Compensation	Management	For	For

KEIHAN ELECTRIC RAILWAY CO.,LTD.
Security	J31975121	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	24-Jun-2010
ISIN	JP3279400000	Agenda		702486285 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve Appropriation of Profits	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
3	Appoint a Corporate Auditor	Management	For	For

YAHOO JAPAN CORPORATION
Security	J95402103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	24-Jun-2010
ISIN	JP3933800009	Agenda		702493292 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.1	Appoint a Director	Management	For	For
1.2	Appoint a Director	Management	For	For
1.3	Appoint a Director	Management	For	For
1.4	Appoint a Director	Management	For	For
1.5	Appoint a Director	Management	For	For

PANASONIC CORPORATION
Security	J6354Y104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	JP3866800000	Agenda		702454288 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.1	Appoint a Director	Management	For	For
1.2	Appoint a Director	Management	For	For
1.3	Appoint a Director	Management	For	For
1.4	Appoint a Director	Management	For	For
1.5	Appoint a Director	Management	For	For
1.6	Appoint a Director	Management	For	For
1.7	Appoint a Director	Management	For	For
1.8	Appoint a Director	Management	For	For
1.9	Appoint a Director	Management	For	For
1.10	Appoint a Director	Management	For	For
1.11	Appoint a Director	Management	For	For
1.12	Appoint a Director	Management	For	For
1.13	Appoint a Director	Management	For	For
1.14	Appoint a Director	Management	For	For
1.15	Appoint a Director	Management	For	For
1.16	Appoint a Director	Management	For	For
1.17	Appoint a Director	Management	For	For
1.18	Appoint a Director	Management	For	For
1.19	Appoint a Director	Management	For	For
2.	Appoint a Corporate Auditor	Management	For	For

NOMURA HOLDINGS, INC.
Security	J59009159	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	JP3762600009	Agenda		702460712 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.1	Appoint a Director	Management	For	For
1.2	Appoint a Director	Management	For	For
1.3	Appoint a Director	Management	For	For
1.4	Appoint a Director	Management	For	For
1.5	Appoint a Director	Management	For	For
1.6	Appoint a Director	Management	For	For
1.7	Appoint a Director	Management	For	For
1.8	Appoint a Director	Management	For	For
1.9	Appoint a Director	Management	For	For
1.10	Appoint a Director	Management	For	For
1.11	Appoint a Director	Management	For	For
1.12	Appoint a Director	Management	For	For

CREDIT SAISON CO.,LTD.
Security	J7007M109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	JP3271400008	Agenda		702463314 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.	Amend Articles to: Expand Business Lines, Allow Use of Electronic Systems for Public Notifications	Management	For	For
3.1	Appoint a Director	Management	For	For
3.2	Appoint a Director	Management	For	For
3.3	Appoint a Director	Management	For	For
3.4	Appoint a Director	Management	For	For
3.5	Appoint a Director	Management	For	For
3.6	Appoint a Director	Management	For	For
3.7	Appoint a Director	Management	For	For
3.8	Appoint a Director	Management	For	For
3.9	Appoint a Director	Management	For	For
3.10	Appoint a Director	Management	For	For
3.11	Appoint a Director	Management	For	For
3.12	Appoint a Director	Management	For	For
3.13	Appoint a Director	Management	For	For
3.14	Appoint a Director	Management	For	For

TAKEDA PHARMACEUTICAL COMPANY LIMITED
Security	J8129E108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	JP3463000004	Agenda		702466524 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
3.	Approve Payment of Bonuses to Directors	Management	For	For

SHISEIDO COMPANY,LIMITED
Security	J74358144	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	JP3351600006	Agenda		702466550 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
3.	Appoint a Corporate Auditor	Management	For	For
4.	Approve Payment of Bonuses to Directors	Management	For	For
5.	Determination of Provision of Long-term Incentive Type Remuneration to Directors	Management	For	For

SUMITOMO ELECTRIC INDUSTRIES,LTD.
Security	J77411114	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	JP3407400005	Agenda		702466598 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
2.10	Appoint a Director	Management	For	For
2.11	Appoint a Director	Management	For	For
2.12	Appoint a Director	Management	For	For
2.13	Appoint a Director	Management	For	For
3.1	Appoint a Corporate Auditor	Management	For	For
3.2	Appoint a Corporate Auditor	Management	For	For
4.	Approve Payment of Bonuses to Directors	Management	For	For

CHUBU ELECTRIC POWER COMPANY,INCORPORATED
Security	J06510101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	JP3526600006	Agenda		702466891 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
2.10	Appoint a Director	Management	For	For
2.11	Appoint a Director	Management	For	For
2.12	Appoint a Director	Management	For	For
2.13	Appoint a Director	Management	For	For
2.14	Appoint a Director	Management	For	For
2.15	Appoint a Director	Management	For	For
3.	Approve Payment of Bonuses to Directors	Management	For	For
4.	Shareholders' Proposals: Approve Appropriation of Retained Earnings	Shareholder	Against	For
5.	Shareholders' Proposals: Amend Articles to Remove Pluthermal Nuclear Power Generation from Business Lines	Shareholder	Against	For
6.	Shareholders' Proposals: Amend Articles to Close Safely the Hamaoka Nuclear Power Plants (Unit 3 to 5) Located at the Epicenter of the Expected Tokai Earthquake	Shareholder	Against	For
7.	Shareholders' Proposals: Amend Articles to Develop Small Scale Distributed Power Plant Utilizing Natural Energy	Shareholder	Against	For
8.	Shareholders' Proposals: Amend Articles to Freeze Centralization of Large Scale Power Plant for Enhancement of Stable Energy Supply	Shareholder	Against	For
9.	Shareholders' Proposals: Amend Articles to Enhance Disclosure of Information	Shareholder	Against	For
10.	Shareholders' Proposals: Amend Articles to Withdraw from Development Corporation of the Monju Fast Breeder Reactor	Shareholder	Against	For

THE TOKYO ELECTRIC POWER COMPANY,INCORPORATED
Security	J86914108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	JP3585800000	Agenda		702470167 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Appropriation of Surplus	Management	For	For
2.1	Election of a Director	Management	For	For
2.2	Election of a Director	Management	For	For
2.3	Election of a Director	Management	For	For
2.4	Election of a Director	Management	For	For
2.5	Election of a Director	Management	For	For
2.6	Election of a Director	Management	For	For
2.7	Election of a Director	Management	For	For
2.8	Election of a Director	Management	For	For
2.9	Election of a Director	Management	For	For
2.10	Election of a Director	Management	For	For
2.11	Election of a Director	Management	For	For
2.12	Election of a Director	Management	For	For
2.13	Election of a Director	Management	For	For
2.14	Election of a Director	Management	For	For
2.15	Election of a Director	Management	For	For
2.16	Election of a Director	Management	For	For
2.17	Election of a Director	Management	For	For
2.18	Election of a Director	Management	For	For
2.19	Election of a Director	Management	For	For
2.20	Election of a Director	Management	For	For
3.1	Election of an Auditor	Management	For	For
3.2	Election of an Auditor	Management	For	For
4.	Shareholders' Proposals : Appropriation of Surplus	Shareholder	Against	For
5.	Shareholders' Proposals : Partial Amendments to the Articles of Incorporation (1)	Shareholder	Against	For
6.	Shareholders' Proposals : Partial Amendments to the Articles of Incorporation (2)	Shareholder	Against	For
7.	Shareholders' Proposals : Partial Amendments to the Articles of Incorporation (3)	Shareholder	Against	For
8.	Shareholders' Proposals : Partial Amendments to the Articles of Incorporation (4)	Shareholder	Against	For

SECOM CO.,LTD.
Security	J69972107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	JP3421800008	Agenda		702470181 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
2.10	Appoint a Director	Management	For	For
2.11	Appoint a Director	Management	For	For

T&D HOLDINGS, INC.
Security	J86796109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	JP3539220008	Agenda		702489697 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
3.	Appoint a Corporate Auditor	Management	For	For
4.	Appoint a Substitute Corporate Auditor	Management	For	For
5.	Approve Provision of Retirement Allowance for Retiring Directors and Retiring Corporate Auditors	Management	For	For

SOFTBANK CORP.
Security	J75963108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	JP3436100006	Agenda		702489798 - Management
Item	Proposal	Type	Vote	For/Against Management
Please reference meeting materials.		Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For

RESONA HOLDINGS, INC.
Security	J6448E106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	JP3500610005	Agenda		702490753 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Amend Articles to: Change Company's Location to Koto-ku, Tokyo, Eliminate Articles Related to Class 9 Preferred Shares and Class 9 Preferred Shareholders Meetings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
2.10	Appoint a Director	Management	For	For

DENSO CORPORATION
Security	J12075107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	JP3551500006	Agenda		702493937 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
2.10	Appoint a Director	Management	For	For
2.11	Appoint a Director	Management	For	For
2.12	Appoint a Director	Management	For	For
2.13	Appoint a Director	Management	For	For
3	Approve Payment of Bonuses to Corporate Officers	Management	For	For
4	Approve Payment of Accrued Benefits associated with Abolition of Retirement Benefit System for Current Corporate Auditors	Management	For	For

NAGOYA RAILROAD CO., LTD.
Security	J47399118	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	25-Jun-2010
ISIN	JP3649800004	Agenda		702499701 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve Appropriation of Profits	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
3.1	Appoint a Corporate Auditor	Management	For	For
3.2	Appoint a Corporate Auditor	Management	For	For
4	Approve Provision of Retirement Allowance for Retiring Directors and Corporate Auditors	Management	For	For

DAIWA SECURITIES GROUP INC.
Security	J11718111	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	26-Jun-2010
ISIN	JP3502200003	Agenda		702470131 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.1	Appoint a Director	Management	For	For
1.2	Appoint a Director	Management	For	For
1.3	Appoint a Director	Management	For	For
1.4	Appoint a Director	Management	For	For
1.5	Appoint a Director	Management	For	For
1.6	Appoint a Director	Management	For	For
1.7	Appoint a Director	Management	For	For
1.8	Appoint a Director	Management	For	For
1.9	Appoint a Director	Management	For	For
1.10	Appoint a Director	Management	For	For
1.11	Appoint a Director	Management	For	For
1.12	Appoint a Director	Management	For	For
1.13	Appoint a Director	Management	For	For
1.14	Appoint a Director	Management	For	For
2.	Approve Issuance of Share Acquisition Rights as Stock Options	Management	For	For

DAIICHI SANKYO COMPANY,LIMITED
Security	J11257102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Jun-2010
ISIN	JP3475350009	Agenda		702460584 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
2.10	Appoint a Director	Management	For	For
3.1	Appoint a Corporate Auditor	Management	For	For
3.2	Appoint a Corporate Auditor	Management	For	For
4.	Appoint a Substitute Corporate Auditor	Management	For	For
5.	Approve Payment of Bonuses to Directors	Management	For	For

ISETAN MITSUKOSHI HOLDINGS LTD.
Security	J25038100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Jun-2010
ISIN	JP3894900004	Agenda		702466473 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.	Amend the Articles of Incorporation	Management	For	For
3.1	Appoint a Director	Management	For	For
3.2	Appoint a Director	Management	For	For
3.3	Appoint a Director	Management	For	For
3.4	Appoint a Director	Management	For	For
3.5	Appoint a Director	Management	For	For
3.6	Appoint a Director	Management	For	For
3.7	Appoint a Director	Management	For	For
3.8	Appoint a Director	Management	For	For
3.9	Appoint a Director	Management	For	For

JFE HOLDINGS,INC.
Security	J2817M100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Jun-2010
ISIN	JP3386030005	Agenda		702469873 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
3.	Appoint a Corporate Auditor	Management	For	For
4.	Appoint a Substitute Corporate Auditor	Management	For	For

TOKIO MARINE HOLDINGS,INC.
Security	J86298106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	28-Jun-2010
ISIN	JP3910660004	Agenda		702489685 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
2.10	Appoint a Director	Management	For	For
2.11	Appoint a Director	Management	For	For
3.1	Appoint a Corporate Auditor	Management	For	For
3.2	Appoint a Corporate Auditor	Management	For	For
3.3	Appoint a Corporate Auditor	Management	For	For

WPP PLC
Security	G9787K108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	JE00B3DMTY01	Agenda		702413662 - Management
Item	Proposal	Type	Vote	For/Against Management
1
Receive and adopt the Company's accounts for the FYE 31 DEC
2009 together with the Directors' report, the Directors'
remuneration report and the Auditors' report on those accounts and the Auditable part of the remuneration report
		Management	For	For
2	Approve the WPP Directors' remuneration report set out in the report of the Compensation Committee contained in the 2009 Report & Accounts	Management	For	For
3	Approve the corporate responsibility report contained in the 2009 Report & Accounts	Management	For	For
4	Re-elect Paul Richardson as a Director	Management	For	For
5	Re-elect Philip Lader as a Director	Management	For	For
6	Re-elect Esther Dyson as a Director	Management	For	For
7	Re-elect John Quelch as a Director	Management	For	For
8	Re-elect Stanley (Bud) Morten as a Director	Management	For	For
9
Re-appoint Deloitte LLP as Auditors of the Company to hold office from the conclusion of the AGM to the conclusion of the next AGM of the Company and authorize the Directors to determine their remuneration
		Management	For	For
10
Authorize the Board of Directors, in accordance with Article 6 of the Company's Articles of Association, to allot relevant securities
(as defined in the Company's Articles of Association) up to a maximum nominal amount of GBP 45,609,991 for a period
expiring (unless previously renewed, varied or revoked by the
Company in general meeting) on 01 JUN 2015, save that the
Company may before such expiry make an offer or agreement
which would or might require relevant securities to be allotted after such expiry and the Board of Directors may allot relevant
securities pursuant to such offer or agreement as if the authority conferred on them hereby had not expired
		Management	For	For
S.11
Authorize the Company generally and unconditionally: (a)
pursuant to Article 57 of the Companies (Jersey) Law 1991 to make market purchases of ordinary shares in the Company on
such terms and in such manner as the Directors of the Company may from time to time determine, provided that: (i) the maximum number of ordinary shares hereby authorized to be purchased is
125,496,212; (ii) the minimum price which may be paid for an ordinary share is 10 pence (exclusive of expenses (if any) payable by the Company); (iii) the maximum price which may be paid for an ordinary share is not more than the higher of an amount equal to 105% of the average of the middle market quotations for an ordinary share as derived from the London Stock Exchange Daily
Official List for the 5 business days immediately preceding the day on which the ordinary share is contracted to be purchased and the amount stipulated by Article 5 (1) of CONTD.
		Management	For	For
CONT
CONTD. the Buyback and Stabilisation Regulation 2003
(exclusive of expenses-(if any) payable by the Company); and ( iv)
this authority, unless previously-revoked or varied, shall expire on the earlier of the conclusion of the AGM-of the Company to be held in 2011 and 01 SEP 2011, save that a contract of-purchase may be concluded by the Company before such expiry which will or may-be executed wholly or partly after such expiry, and the purchase of shares-may be made in pursuance of any such
contract; and (b) pursuant to Article-58A of the Companies
(Jersey) Law 1991, and if approved by the Directors, to-hold as treasury shares any ordinary shares purchased pursuant to the-
authority conferred by Resolution 11 (a) above
Non-Voting
S.12
Authorize the Board of Directors, in accordance with Article 8 of the Company's Articles of Association, to allot equity securities (as defined in the Company's Articles of Association) wholly for cash
(including in connection with a rights issue (as defined in the
Company's Articles of Association)) as if Article 7 of the
Company's Articles of Association did not apply, provided that (a)
for the purposes of paragraph (1)(b) of Article 8 only, the
aggregate nominal amount to which this authority is limited is GBP
6,285,768, and (b) this authority shall expire (unless previously renewed, varied or revoked by the Company in general meeting)
on 01 JUN 2015 save that the Company may before such expiry
make an offer or agreement which would or might require equity securities to be allotted after such expiry and the Board of
Directors may allot equity securities pursuant to such offer or agreement as if the authority conferred on them hereby
		Management	For	For

HITACHI,LTD.
Security	J20454112	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	JP3788600009	Agenda		702446700 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.1	Appoint a Director	Management	For	For
1.2	Appoint a Director	Management	For	For
1.3	Appoint a Director	Management	For	For
1.4	Appoint a Director	Management	For	For
1.5	Appoint a Director	Management	For	For
1.6	Appoint a Director	Management	For	For
1.7	Appoint a Director	Management	For	For
1.8	Appoint a Director	Management	For	For
1.9	Appoint a Director	Management	For	For
1.10	Appoint a Director	Management	For	For
1.11	Appoint a Director	Management	For	For
1.12	Appoint a Director	Management	For	For

ACCOR SA, COURCOURONNES
Security	F00189120	Meeting Type		MIX
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	FR0000120404	Agenda		702450064 - Management
Item	Proposal	Type	Vote	For/Against Management

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.     The followin-g applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions will-be
forwarded to the Global Custodians that have become Registered
Intermediar-ies, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Gl-obal Custodian will sign the Proxy
Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
Non-Voting
	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	Non-Voting
1.	Approve the financial statements for the FY 2009	Management	For	For
2.	Approve the consolidated financial statements for the FY 2009	Management	For	For
3.	Approve treatment of losses and dividends of EUR 1.05 per share	Management	For	For
4.	Appointment of Mrs. Sophie Gasperment as a Board Member	Management	For	For
5.	Approve to renew Mr. Thomas J. Barrack's term as a Board Member	Management	For	For
6.	Approve to renew Mr. Patrick Sayer's term as a Board Member	Management	For	For
7.	Approve remuneration of directors in the aggregate amount of EUR 575,000	Management	For	For
8.	Approve the regulated Agreement (CNP)	Management	For	For
9.	Approve the regulated Agreement (Mr. Paul Dubrule and Mr Gerard Pelisson)	Management	For	For
10.	Approve the regulated Agreement (Mr. Gilles Pelisson)	Management	For	For
11.	Approve the regulated Agreement (Mr. Jacques Stern)	Management	For	For
12.	Approve the regulated Agreement (Mr. Jacques Stern)	Management	For	For
13.	Grant authority to repurchase of up to 22,000,000 shares	Management	For	For
E.14	Approve the reduction in share capital via cancellation of repurchased shares	Management	For	For
E.15	Acknowledge dissolution without liquidation of seih and approve reduction of share capital by cancellation of 2,020,066 repurchased shares	Management	For	For
E.16	Approve the spin off agreement with new services holding re- services activities	Management	For	For
E.17	Powers for the formalities	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN TEXT OF RESOLUTION RESOLU-TION. CHANGE IN
DIRECTOR NAME. IF YOU HAVE ALREADY SENT IN YOUR
VOTES, PLEASE-DO NOT RETURN THIS PROXY FORM
UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUC-
TIONS. THANK YOU
Non-Voting

YAMADA DENKI CO.,LTD.
Security	J95534103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	JP3939000000	Agenda		702454353 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.	Amend Articles to: Expand Business Lines	Management	For	For
3.1	Appoint a Director	Management	For	For
3.2	Appoint a Director	Management	For	For
3.3	Appoint a Director	Management	For	For
3.4	Appoint a Director	Management	For	For
3.5	Appoint a Director	Management	For	For
3.6	Appoint a Director	Management	For	For
3.7	Appoint a Director	Management	For	For
3.8	Appoint a Director	Management	For	For
3.9	Appoint a Director	Management	For	For
3.10	Appoint a Director	Management	For	For
3.11	Appoint a Director	Management	For	For
3.12	Appoint a Director	Management	For	For
3.13	Appoint a Director	Management	For	For
3.14	Appoint a Director	Management	For	For
3.15	Appoint a Director	Management	For	For
3.16	Appoint a Director	Management	For	For
3.17	Appoint a Director	Management	For	For
4.	Approve Provision of Retirement Allowance for Retiring Directors	Management	For	For

MURATA MANUFACTURING COMPANY,LTD.
Security	J46840104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	JP3914400001	Agenda		702460647 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
3.	Appoint a Corporate Auditor	Management	For	For

SUZUKI MOTOR CORPORATION
Security	J78529138	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	JP3397200001	Agenda		702460659 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
2.10	Appoint a Director	Management	For	For
2.11	Appoint a Director	Management	For	For
2.12	Appoint a Director	Management	For	For
3.	Approve Payment of Bonuses to Corporate Officers	Management	For	For

TOKYO GAS CO.,LTD.
Security	J87000105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	JP3573000001	Agenda		702460762 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
2.10	Appoint a Director	Management	For	For
2.11	Appoint a Director	Management	For	For
3.	Appoint an Outside Corporate Auditor	Management	For	For

OSAKA GAS CO.,LTD.
Security	J62320114	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	JP3180400008	Agenda		702460774 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
2.10	Appoint a Director	Management	For	For
2.11	Appoint a Director	Management	For	For
2.12	Appoint a Director	Management	For	For
2.13	Appoint a Director	Management	For	For
3.	Appoint a Corporate Auditor	Management	For	For

KAO CORPORATION
Security	J30642169	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	JP3205800000	Agenda		702461144 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
2.10	Appoint a Director	Management	For	For
2.11	Appoint a Director	Management	For	For
2.12	Appoint a Director	Management	For	For
2.13	Appoint a Director	Management	For	For
2.14	Appoint a Director	Management	For	For
2.15	Appoint a Director	Management	For	For
3.	Appoint a Corporate Auditor	Management	For	For
4.	Appoint a Substitute Corporate Auditor	Management	For	For
5.	Delegation to the Meeting of the Board of Directors of the Company of Determination of Matters for Offering of Stock Acquisition Rights to be Issued as Stock Options	Management	For	For

MITSUBISHI MATERIALS CORPORATION
Security	J44024107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	JP3903000002	Agenda		702461194 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.1	Appoint a Director	Management	For	For
1.2	Appoint a Director	Management	For	For
1.3	Appoint a Director	Management	For	For
1.4	Appoint a Director	Management	For	For
1.5	Appoint a Director	Management	For	For
1.6	Appoint a Director	Management	For	For
1.7	Appoint a Director	Management	For	For
1.8	Appoint a Director	Management	For	For
1.9	Appoint a Director	Management	For	For
2.1	Appoint a Corporate Auditor	Management	For	For
2.2	Appoint a Corporate Auditor	Management	For	For
3.	Appoint a Substitute Corporate Auditor	Management	For	For
4.	Approve Renewal of Countermeasures to Large-Scale Acquisitions of the Company's Shares	Management	For	For

FERROVIAL SA, MADRID
Security	E49512119	Meeting Type		Ordinary General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	ES0118900010	Agenda		702461928 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve the report on the Article 116 bis of the Spanish Stock Market Law	Management	For	For
2	Approve the report on the new Bylaws of the Board Members	Management	For	For
3	Approve the individual and consolidated annual accounts and Management report	Management	For	For
4.1	Approve the application of the result	Management	For	For
4.2	Approve the distribution of dividends	Management	For	For
5	Approve the Management of the Board	Management	For	For
6	Appointment by cooptation of Karlovy SL	Management	For	For
7	Appointment of the Auditors	Management	For	For
8.1	Approve the remuneration to the Board based on shares	Management	For	For
8.2	Approve the variable remuneration up to 12000 Euros by giving shares	Management	For	For
9	Grant delegation of powers	Management	For	For
CMMT
PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A-SECOND CALL ON  30
JUN 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.
Non-Voting

PLEASE NOTE THAT THE REGISTRATION AND
IMPLEMENTATION OF THE RESOLUTIONS ADOPTE-D BY
THE BOARD, AND EMPOWERMENT IN ORDER TO
FORMALIZE THE FILING OF ANNUAL ACC-OUNTS
REFERRED TO IN ARTICLE 218 OF THE COMPANIES ACT.
THERE IS A MINIMUM OF S-HARES TO ATTEND PHYSICALLY,
WHICH IS 100 SHARES. THANK YOU
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO INCLUSION
OF COMMENT. IF YOU HAVE A-LREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DEC-IDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting

FUJIFILM HOLDINGS CORPORATION
Security	J14208102	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	JP3814000000	Agenda		702466548 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
2.10	Appoint a Director	Management	For	For
2.11	Appoint a Director	Management	For	For
2.12	Appoint a Director	Management	For	For
3.1	Appoint a Corporate Auditor	Management	For	For
3.2	Appoint a Corporate Auditor	Management	For	For
4.	Approve Renewal of Countermeasures to Large-Scale Acquisitions of the Company's Shares	Management	For	For

DAIKIN INDUSTRIES,LTD.
Security	J10038115	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	JP3481800005	Agenda		702469900 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.	Approve Purchase of Own Shares	Management	For	For
3.1	Appoint a Director	Management	For	For
3.2	Appoint a Director	Management	For	For
3.3	Appoint a Director	Management	For	For
3.4	Appoint a Director	Management	For	For
3.5	Appoint a Director	Management	For	For
3.6	Appoint a Director	Management	For	For
3.7	Appoint a Director	Management	For	For
3.8	Appoint a Director	Management	For	For
3.9	Appoint a Director	Management	For	For
3.10	Appoint a Director	Management	For	For
4.	Appoint a Substitute Corporate Auditor	Management	For	For
5.	Approve Payment of Bonuses to Corporate Officers	Management	For	For

TOHOKU ELECTRIC POWER COMPANY,INCORPORATED
Security	J85108108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	JP3605400005	Agenda		702470179 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
2.10	Appoint a Director	Management	For	For
2.11	Appoint a Director	Management	For	For
2.12	Appoint a Director	Management	For	For
2.13	Appoint a Director	Management	For	For
2.14	Appoint a Director	Management	For	For
2.15	Appoint a Director	Management	For	For
2.16	Appoint a Director	Management	For	For
2.17	Appoint a Director	Management	For	For
3.	Approve Payment of Bonuses to Directors	Management	For	For
4.	Amend Remuneration System for Directors	Management	For	For
5.	Shareholders' Proposals: Amend Articles to Establish Position of Special Director in Focus on Resources and Environment and Energy Industry	Shareholder	Against	For
6.	Shareholders' Proposals: Amend Articles to Require Disclosure of Corporate Officer Compensation	Shareholder	Against	For
7.	Shareholders' Proposals: Amend Articles to Enhance Disclosure of Information	Shareholder	Against	For
8.	Shareholders' Proposals: Amend Articles to Prohibit Hire of Employees from Governmental Agencies Which Have Close Relationship with the Company	Shareholder	Against	For
9.	Shareholders' Proposals: Amend Articles to Withdraw from Development Corporation of the Monju Fast Breeder Reactor	Shareholder	Against	For
10.	Shareholders' Proposals: Amend Articles to Abandon Pluthermal Plan at the Onagawa Nuclear Power Station (Unit. 3)	Shareholder	Against	For

USS CO.,LTD.
Security	J9446Z105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	JP3944130008	Agenda		702489394 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
2.10	Appoint a Director	Management	For	For
2.11	Appoint a Director	Management	For	For
2.12	Appoint a Director	Management	For	For
2.13	Appoint a Director	Management	For	For
2.14	Appoint a Director	Management	For	For
2.15	Appoint a Director	Management	For	For
2.16	Appoint a Director	Management	For	For
2.17	Appoint a Director	Management	For	For
2.18	Appoint a Director	Management	For	For

OLYMPUS CORPORATION
Security	J61240107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	JP3201200007	Agenda		702489584 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
2.10	Appoint a Director	Management	For	For
2.11	Appoint a Director	Management	For	For
2.12	Appoint a Director	Management	For	For
2.13	Appoint a Director	Management	For	For
2.14	Appoint a Director	Management	For	For
2.15	Appoint a Director	Management	For	For
3.	Appoint a Substitute Corporate Auditor	Management	For	For

NIKON CORPORATION
Security	654111103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	JP3657400002	Agenda		702490741 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
2.10	Appoint a Director	Management	For	For
2.11	Appoint a Director	Management	For	For
2.12	Appoint a Director	Management	For	For
3.	Approve Provision of Retirement Allowance for Retiring Directors	Management	For	For
4.	Amount and Details of Compensation Concerning Stock Acquisition Rights as Stock Compensation-type Stock Options for Directors	Management	For	For

NISHI-NIPPON RAILROAD CO.,LTD.
Security	J56816101	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	JP3658800002	Agenda		702490816 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
2.10	Appoint a Director	Management	For	For
2.11	Appoint a Director	Management	For	For
2.12	Appoint a Director	Management	For	For
3.	Appoint a Corporate Auditor	Management	For	For
4.
Approve Retirement Allowance for Retiring Directors and Retiring
Corporate Auditors, and Payment of Accrued Benefits associated with Abolition of Retirement Benefit System for Current Corporate
Officers
		Management	For	For
5.	Approve Amount and Details of Compensation Concerning Stock Acquisition Rights as Stock Options for Directors	Management	For	For
6.	Amend the Compensation to be received by Corporate Auditors	Management	For	For

KYUSHU ELECTRIC POWER COMPANY,INCORPORATED
Security	J38468104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	JP3246400000	Agenda		702490830 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
2.10	Appoint a Director	Management	For	For
2.11	Appoint a Director	Management	For	For
2.12	Appoint a Director	Management	For	For
2.13	Appoint a Director	Management	For	For
2.14	Appoint a Director	Management	For	For
2.15	Appoint a Director	Management	For	For
2.16	Appoint a Director	Management	For	For
2.17	Appoint a Director	Management	For	For
3.	Appoint a Corporate Auditor	Management	For	For
4.	Appoint a Substitute Corporate Auditor	Management	For	For
5.	Shareholders' Proposals: Amend Articles to Expand Business Lines	Shareholder	Against	For
6.	Shareholders' Proposals: Amend Articles to Establish a Committee for "Nuclear Power Plant and Health Problems"	Shareholder	Against	For
7.	Shareholders' Proposals: Amend Articles to Halt Operation of The Sendai Nuclear Power Plant Unit 1&2 and Freeze building Unit 3	Shareholder	Against	For
8.	Shareholders' Proposals: Amend Articles to Declare Not to Build Interim Storage of Spent Nuclear Fuel	Shareholder	Against	For

SHIN-ETSU CHEMICAL CO.,LTD.
Security	J72810120	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	JP3371200001	Agenda		702494167 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve Appropriation of Profits	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
3	Appoint a Corporate Auditor	Management	For	For
4	Allow Board to Authorize Use of Compensation-based Stock Option Plan for Executives	Management	For	For
5	Approve Extension of Anti-Takeover Defense Measures	Management	For	For

MITSUBISHI UFJ FINANCIAL GROUP,INC.
Security	J44497105	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	JP3902900004	Agenda		702498393 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
2.10	Appoint a Director	Management	For	For
2.11	Appoint a Director	Management	For	For
2.12	Appoint a Director	Management	For	For
2.13	Appoint a Director	Management	For	For
2.14	Appoint a Director	Management	For	For
2.15	Appoint a Director	Management	For	For
2.16	Appoint a Director	Management	For	For

SHIKOKU ELECTRIC POWER COMPANY,INCORPORATED
Security	J72079106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	JP3350800003	Agenda		702498672 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve Appropriation of Profits	Management	For	For
2	Approve Purchase of Own Shares	Management	For	For
3	Appoint a Corporate Auditor	Management	For	For

SOTETSU HOLDINGS,INC.
Security	J76434109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	JP3316400005	Agenda		702498684 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve Appropriation of Profits	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
3.1	Appoint a Corporate Auditor	Management	For	For
3.2	Appoint a Corporate Auditor	Management	For	For

HOKURIKU ELECTRIC POWER COMPANY
Security	J22050108	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	JP3845400005	Agenda		702499016 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve Appropriation of Profits	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
2.10	Appoint a Director	Management	For	For
2.11	Appoint a Director	Management	For	For
3	Approve Payment of Bonuses to Directors	Management	For	For

SUMITOMO MITSUI FINANCIAL GROUP,INC.
Security	J7771X109	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	JP3890350006	Agenda		702503625 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Approve Appropriation of Retained Earnings	Management	For	For
2.	Amend Articles to: Increase Capital Shares to be issued to 3,000,634,001 shs., Eliminate Articles Related to The Type 4 Preference Shares	Management	For	For
3.1	Appoint a Director	Management	For	For
3.2	Appoint a Director	Management	For	For
3.3	Appoint a Director	Management	For	For
3.4	Appoint a Director	Management	For	For
3.5	Appoint a Director	Management	For	For
3.6	Appoint a Director	Management	For	For
4.	Approve Provision of Retirement Allowance for Retiring Directors	Management	For	For
5.
Final Payment of Retirement Benefits to Directors and Corporate
Auditors in Conjunction with the Abolishment of the Retirement
Benefits Program for Directors and Corporate Auditors, and
Determination of the Amount of Compensation relevant to and the
Specific Conditions of Stock Acquisition Rights as Stock Options
Offered to Directors and Corporate Auditors
		Management	For	For

SBI HOLDINGS,INC.
Security	J6991H100	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	JP3436120004	Agenda		702503637 - Management
Item	Proposal	Type	Vote	For/Against Management
	Please reference meeting materials.	Non-Voting
1.	Amend Articles to: Clarify the Maximum Size of Board to 19	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
2.10	Appoint a Director	Management	For	For
2.11	Appoint a Director	Management	For	For
2.12	Appoint a Director	Management	For	For
2.13	Appoint a Director	Management	For	For
2.14	Appoint a Director	Management	For	For
2.15	Appoint a Director	Management	For	For
2.16	Appoint a Director	Management	For	For
2.17	Appoint a Director	Management	For	For
3.1	Appoint a Corporate Auditor	Management	For	For
3.2	Appoint a Corporate Auditor	Management	For	For
3.3	Appoint a Corporate Auditor	Management	For	For
3.4	Appoint a Corporate Auditor	Management	For	For
4.	Appoint a Substitute Corporate Auditor	Management	For	For

THE CHUGOKU ELECTRIC POWER COMPANY,INCORPORATED
Security	J07098106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	JP3522200009	Agenda		702508435 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve Appropriation of Profits	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
2.10	Appoint a Director	Management	For	For
2.11	Appoint a Director	Management	For	For
2.12	Appoint a Director	Management	For	For
2.13	Appoint a Director	Management	For	For
2.14	Appoint a Director	Management	For	For
2.15	Appoint a Director	Management	For	For
3	Shareholder's Proposal: Approve Appropriation of Profits	Shareholder	Against	For
4	Shareholder's Proposal: Amend Articles to abolish use of nuclear power	Shareholder	Against	For
5	Shareholder's Proposal: Amend Articles to abandon cooperative work in nuclear fuel cycles	Shareholder	Against	For
6	Shareholder's Proposal: Amend Articles to establish a research committee for integrated energy	Shareholder	Against	For
7	Shareholder's Proposal: Appoint a Director	Shareholder	Against	For

MARUI GROUP CO.,LTD.
Security	J40089104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	JP3870400003	Agenda		702510668 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve Appropriation of Profits	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For

JTEKT CORPORATION
Security	J2946V104	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	JP3292200007	Agenda		702510985 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve Appropriation of Profits	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
2.10	Appoint a Director	Management	For	For
2.11	Appoint a Director	Management	For	For
2.12	Appoint a Director	Management	For	For
3.1	Appoint a Corporate Auditor	Management	For	For
3.2	Appoint a Corporate Auditor	Management	For	For
3.3	Appoint a Corporate Auditor	Management	For	For
3.4	Appoint a Corporate Auditor	Management	For	For
3.5	Appoint a Corporate Auditor	Management	For	For
4	Approve Provision of Retirement Allowance for Retiring Directors	Management	For	For

THE KANSAI ELECTRIC POWER COMPANY,INCORPORATED
Security	J30169106	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	29-Jun-2010
ISIN	JP3228600007	Agenda		702513688 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Approve Appropriation of Profits	Management	For	For
2.1	Appoint a Director	Management	For	For
2.2	Appoint a Director	Management	For	For
2.3	Appoint a Director	Management	For	For
2.4	Appoint a Director	Management	For	For
2.5	Appoint a Director	Management	For	For
2.6	Appoint a Director	Management	For	For
2.7	Appoint a Director	Management	For	For
2.8	Appoint a Director	Management	For	For
2.9	Appoint a Director	Management	For	For
2.10	Appoint a Director	Management	For	For
2.11	Appoint a Director	Management	For	For
2.12	Appoint a Director	Management	For	For
2.13	Appoint a Director	Management	For	For
2.14	Appoint a Director	Management	For	For
2.15	Appoint a Director	Management	For	For
2.16	Appoint a Director	Management	For	For
2.17	Appoint a Director	Management	For	For
2.18	Appoint a Director	Management	For	For
2.19	Appoint a Director	Management	For	For
2.20	Appoint a Director	Management	For	For
3	Appoint a Corporate Auditor	Management	For	For
4	Approve Payment of Bonuses to Directors	Management	For	For
5	Shareholder's Proposal: Amend Articles to Base All Operations on Global CSR Standards	Shareholder	Against	For
6	Shareholder's Proposal: Amend Articles to Disclose Minutes of Shareholders' Meeting over the Internet, Including Criticism	Shareholder	Against	For
7	Shareholder's Proposal: Amend Articles to Reduce Maximum Board Size to 12	Shareholder	Against	For
8	Shareholder's Proposal: Amend Articles to Reduce Maximum Auditors Board Size to 6, and Include 3 Members of an Environmental Protection NGO	Shareholder	Against	For
9	Shareholder's Proposal : Amend Articles to Play an Active Role in Promoting Global Environmental Conservation	Shareholder	Against	For
10
Shareholder's Proposal: Amend Articles to Declare a Shift from
Nuclear Power Generation to Renewable Energy-based Power
Generation for Global Environmental Conservation and Persuit of
Sustainablity of Energy Source
		Shareholder	Against	For
11	Shareholder's Proposal: Amend Articles to Shift Towards Policies to Reduce Energy Consumption	Shareholder	Against	For
12	Shareholder's Proposal: Amend Articles to Prioritize Workers' Rights and Those of Consumers and Local Residents	Shareholder	Against	For
13	Shareholder's Proposal : Amend Articles to Prioritize Investment in 'Lifeline' Facilities to Create Employment	Shareholder	Against	For
14	Shareholder's Proposal: Approve Appropriation of Profits; Dividends to Rise JPY10 from the Company's Proposal	Shareholder	Against	For
15	Shareholder's Proposal: Remove a Director	Shareholder	Against	For
16	Shareholder's Proposal: Amend Articles to: Promote a Shift from Nuclear Power to Natural Energy	Shareholder	Against	For
17	Shareholder's Proposal: Amend Articles to Disclose Each Director's and Corporate Auditor's Compensation and Bonus	Shareholder	Against	For
18	Shareholder's Proposal: Amend Articles to Abolish Use of Reprocessed Spent Nuclear Fuel	Shareholder	Against	For
19	Shareholder's Proposal: Amend Articles to Prohibit the Use of Plutonium	Shareholder	Against	For
20	Shareholder's Proposal: Amend Articles to Shut Down Nuclear Facilities Where an Active Fault Exists Within 10km	Shareholder	Against	For

QIAGEN NV
Security	N72482107	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	30-Jun-2010
ISIN	NL0000240000	Agenda		702484774 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Opening	Non-Voting
2	Managing Board report for the YE 31 DEC 2009 [''FY 2009'']	Non-Voting
3	Supervisory Board Report on the Company's annual accounts [''Annual Accounts''-] for FY 2009	Non-Voting
4	Corporate governance	Non-Voting
5	Adopt the annual accounts for FY 2009	Management	For	For
6	Reservation and dividend policy	Non-Voting
7	Grant discharge from liability of the Managing Directors for the performance of their duties during FY 2009	Management	For	For
8	Grant discharge from liability of the Supervisory Directors for the performance of their duties during FY 2009	Management	For	For
9.A	Re-appoint Prof. Dr. Detlev Riesner as a Supervisory Director of the Company for a term ending on the date of the AGM in 2011	Management	For	For
9.B	Re-appoint Dr. Werner Brandt as a Supervisory Director of the Company for a term ending on the date of the AGM in 2011	Management	For	For
9.C	Re-appoint Dr. Metin Colpan as a Supervisory Director of the Company for a term ending on the date of the AGM in 2011	Management	For	For
9.D	Re-appoint Mr. Erik Hornnaess as a Supervisory Director of the Company for a term ending on the date of the AGM in 2011	Management	For	For
9.E	Re-appoint Prof. Dr. Manfred Karobath as a Supervisory Director of the Company for a term ending on the date of the AGM in 2011	Management	For	For
9.F	Re-appoint Mr. Heino von Prondzynski as a Supervisory Director of the Company for a term ending on the date of the AGM in 2011	Management	For	For
10.A	Re-appoint Mr. Peer Schatz as a Managing Director of the Company for a term ending on the date of the AGM in 2011	Management	For	For
10.B	Re-appoint Mr. Roland Sackers as a Managing Director of the Company for a term ending on the date of the AGM in 2011	Management	For	For
10.C	Re-appoint Dr. Joachim Schorr as a Managing Director of the Company for a term ending on the date of the AGM in 2011	Management	For	For
10.D	Re-appoint Mr. Bernd Uder as a Managing Director of the Company for a term ending on the date of the AGM in 2011	Management	For	For
11	Re-appoint Ernst & Young Accountants as the Auditors of the Company for the FY ending 31 DEC 2010	Management	For	For
12	Authorize the Managing Board, until 30 DEC 2011, to acquire shares in the Company's own share capital	Management	For	For
13	Questions	Non-Voting
14	Closing	Non-Voting
	PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING AT THIS GENERAL MEETING ARE RE-LAXED AS THERE IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED WITH THIS M-EETING. THANK YOU.	Non-Voting

HOME RETAIL GROUP PLC
Security	G4581D103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date	30-Jun-2010
ISIN	GB00B19NKB76	Agenda		702511204 - Management
Item	Proposal	Type	Vote	For/Against Management
1	Receive the report of the Directors, the report of the Auditors and the financial statements of the Company for the 52 weeks ended 27 FEB 2010	Management	For	For
2	Approve the Directors' remuneration report contained in the annual report and financial statements of the Company for the 52 weeks ended 27 FEB 2010	Management	For	For
3	Declare a final dividend of 10.0p per ordinary share	Management	For	For
4	Election of Mike Darcey as a Director of the Company	Management	For	For
5	Re-election of Penny Hughes as a Director of the Company	Management	For	For
6
Re-appointment of PricewaterhouseCoopers LLP as the Auditors of the Company to hold office until the conclusion of the next general meeting at which financial statements and reports are laid before the Company
		Management	For	For
7	Authorize the Board to fix the remuneration of the Auditors	Management	For	For
8
Authorize the Company and those companies which are
subsidiaries of the Company at any time during the period for which this resolution has effect for the purposes of Part 14 of the
Companies Act 2006  the '2006 Act'  during the period from the date of the passing of this resolution to the conclusion of the
Company's AGM in 2011: i) to make political donations to political parties and/or independent election candidates; ii) to make
political donations to political organisations other than political parties; and iii) to incur political expenditure, up to an aggregate amount of GBP 50,000, and the amount authorised under each of paragraphs  i  to  iii  of this Resolution 7 shall also be limited to such amount and that words and expressions defined for the
purpose of the 2006 Act shall have the same meaning in this
Resolution
		Management	For	For
9
Authorize the Board in accordance with Section 551 of the 2006
Act to exercise all the powers of the Company to allot shares or grant rights to subscribe for or convert any security into shares: i)
up to a nominal amount of GBP 29,074,167; and ii) comprising equity securities  as specified in Section 560(1) of the 2006 Act up to a further nominal amount of GBP 29,074,167 in connection with an offer by way of a rights issue; such authorities shall expire at the conclusion of the AGM of the Company to be held in 2011 or on 25 SEP 2011, whichever is the earlier, such authorities shall be in substitution for all previous authorities pursuant to Section
80 of the Companies Act 1985 which are hereby revoked, without prejudice to any allotment of securities prior to the date of this
Resolution 9  or thereafter pursuant to any offer or agreement made prior thereto  for the purposes of this Resolution "rights issue" means an offer to: a) ordina
		Management	For	For
CONTD
CONTD in proportion  as nearly as may be practicable  to their existing-holdings; and b) people who are holders of other equity securities if this is-required by the rights of those securities or, if the Board considers it-necessary, as permitted by the rights of those securities, to subscribe-further securities by means of the issue of a renounceable letter  or other-negotiable document which may be traded for a period before payment for the-
securities is due, but subject in both cases to such exclusions or other-arrangements as the Board may deem necessary or
expedient in relation to-treasury shares, fractional entitlements, record dates or legal, regulatory-or practical problems in, or under the laws of, any territory
Non-Voting
S.10
Authorize the Board subject to the passing of Resolution 9 above, empowered to allot equity securities  as specified in Section
560(1) of the 2006 Act wholly for cash: i) pursuant to the authority given by paragraph (i) of Resolution 9 above or where the
allotment constitutes an allotment of equity securities by virtue of
Section 560(3) of the 2006 Act in each case: a) in connection with a pre-emptive offer; and b) otherwise than in connection with a pre-emptive offer, up to an aggregate nominal amount of GBP
4,361,125; and ii) pursuant to the authority given by paragraph (ii)
of Resolution 9 above in connection with a rights issue as if
Section 561(1) of the 2006 Act did not apply to any such
allotment; such power to expire at the conclusion of the AGM of the Company to be held in 2011 or on 25 SEP 2011, whichever is the earlier but so that the Company may make offers and enter into agreements during this period which would, or might,
		Management	For	For
CONTD
CONTD the power ends and the Board may allot equity securities under any such-offer or agreement as if the power had not ended, for the purposes of this-Resolution: a) "rights issue" has the same meaning as in Resolution 9 above;-b) 'pre-emptive offer' means an offer of equity securities open for-acceptance for a period fixed by the Board to (a) holders  other than the-Company  on the
register on a record date fixed by the Board of ordinary-shares in proportion to their respective holdings and (b) other persons so-
entitled by virtue of the rights attaching to any other equity securities-held by them, but subject in both cases to such
exclusions or other-arrangements as the Board may deem
necessary or expedient in relation to-treasury shares, fractional entitlements, record dates or legal, regulatory-or practical problems in, or under the laws of, any territory; c) references-to an allotment of equity securities shall include a sale of t
Non-Voting
CONTD
CONTD any securities shall be taken to be, in the case of rights to subscribe-for or convert any securities into shares of the
Company, the nominal amount-of such shares which may be
allotted pursuant to such rights
Non-Voting
S.11
Authorize the Company generally and unconditionally for the
purpose of Section 701 of the 2006 Act, to make market
purchases  as specified in Section 693 of the 2006 Act  of ordinary shares in the capital of the Company on such terms and in such manner as the Board may from time to time determine, provided that: i) the maximum number of ordinary shares which may be
purchased is 87,000,000; ii) the minimum price  not including expenses which may be paid for each share is 10p; and iii) the maximum price  not including expenses  which may be paid for
		Management	For	For

each ordinary share is an amount equal to the higher of (a) 105%
of the average market value of the Company's ordinary shares as derived from The London Stock Exchange Daily Official List for the five business days immediately preceding the day on which the relevant share is contracted to be purchased or (b) the higher of the price of the last independent trade and the highest current bid as

CONTD
CONTD Regulation (EC) 22 DEC 2003 implementing the Market
Abuse Directive as-regards exemptions for buy-back programmes and stabilization of financial-instruments  No. 2273/2003  the authority hereby conferred shall expire on-the earlier of 25 SEP
2011 or the conclusion of the AGM of the Company to be-held in
2011  except that the Company shall be entitled, at any time prior to-the expiry of this authority, to make a contract of purchase which would or-might be executed wholly or partly after such expiry and to purchase shares-in accordance with such contract as if the authority conferred had not-expired  unless such authority is reviewed prior to such time
Non-Voting
S.12	Approve that a general meeting other than an AGM may be called on not less than 14 clear days' notice	Management	For	For
13
Approve the change to the rules of the Company's Performance
Share Plan contained in the document produced in draft to the
AGM and for the purposes of identification initialled by the
Chairman, and to do all acts and things necessary to implement the change
		Management	For	For
S.14
Amend the Articles of Association of the Company be amended by deleting all the provisions of the Company's Memorandum of
Association which, by virtue of Section 28 of the 2006 Act, are to be treated as provisions of the Company s Articles of Association;
and the Articles of Association produced to the meeting and
initialled by the chairman of the meeting for the purpose of identification be adopted as the Articles of Association of the
Company in substitution for, and to the exclusion of, the existing
Articles of Association
		Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Old Mutual Global Shares Trust

By:	/s/ Eric G. Woodbury
Name:	Eric G. Woodbury
Title:	Principal Executive Officer
Date:	August 24, 2010